SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			☐

Pre-Effective Amendment			☐

Post-Effective Amendment	No. 15	(File No. 333-146374)	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment	No. 16	(File No. 811-22127)	☑
COLUMBIA FUNDS VARIABLE SERIES TRUST II
(formerly known as RIVERSOURCE VARIABLE SERIES TRUST)
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b)
☑     on April 29, 2011 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     on (date) pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐     This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Prospectus

Columbia Variable Portfolio Funds

Prospectus April 29, 2011

Columbia Variable Portfolio – Balanced Fund (Class 3)

Columbia Variable Portfolio – Cash Management Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Diversified Bond Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Diversified Equity Income Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Dynamic Equity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Global Bond Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – High Yield Bond Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Income Opportunities Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – International Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Large Cap Growth Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 1, Class 2 and Class 3)

Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 1, Class 2 and Class 3)

Variable Portfolio – Davis New York Venture Fund (Class 1, Class 2 and Class 3)

Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 1, Class 2 and Class 3)

Variable Portfolio – Partners Small Cap Value Fund (Class 1, Class 2 and Class 3)

Each of the above-named Funds may offer Class 1, Class 2 and/or Class 3 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and certain other institutional investors authorized by Columbia Management Investment Distributors, Inc. (the distributor). There are no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information, Financial Intermediary Compensation

Columbia VP — Balanced Fund	3p
Columbia VP — Cash Management Fund	7p
Columbia VP — Diversified Bond Fund	10p
Columbia VP — Diversified Equity Income Fund	14p
Columbia VP — Dynamic Equity Fund	17p
Columbia VP — Emerging Markets Opportunity Fund	20p
Columbia VP — Global Bond Fund	24p
Columbia VP — Global Inflation Protected Securities Fund	28p
Columbia VP — High Yield Bond Fund	32p
Columbia VP — Income Opportunities Fund	36p
Columbia VP — International Opportunity Fund	40p
Columbia VP — Large Cap Growth Fund	43p
Columbia VP — Mid Cap Growth Opportunity Fund	46p
Columbia VP — Mid Cap Value Opportunity Fund	49p
Columbia VP — S&P 500 Index Fund	52p
Columbia VP — Select Large-Cap Value Fund	55p
Columbia VP — Select Smaller-Cap Value Fund	58p
Columbia VP — Short Duration U.S. Government Fund	62p
VP — Davis New York Venture Fund	66p
VP — Goldman Sachs Mid Cap Value Fund	69p
VP — Partners Small Cap Value Fund	73p

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Management

Columbia VP — Balanced Fund	77p
Columbia VP — Cash Management Fund	80p
Columbia VP — Diversified Bond Fund	81p
Columbia VP — Diversified Equity Income Fund	83p
Columbia VP — Dynamic Equity Fund	85p
Columbia VP — Emerging Markets Opportunity Fund	87p
Columbia VP — Global Bond Fund	89p
Columbia VP — Global Inflation Protected Securities Fund	91p
Columbia VP — High Yield Bond Fund	93p
Columbia VP — Income Opportunities Fund	95p
Columbia VP — International Opportunity Fund	97p
Columbia VP — Large Cap Growth Fund	99p
Columbia VP — Mid Cap Growth Opportunity Fund	101p
Columbia VP — Mid Cap Value Opportunity Fund	103p
Columbia VP — S&P 500 Index Fund	105p
Columbia VP — Select Large-Cap Value Fund	107p
Columbia VP — Select Smaller-Cap Value Fund	109p
Columbia VP — Short Duration U.S. Government Fund	111p
VP — Davis New York Venture Fund	113p
VP — Goldman Sachs Mid Cap Value Fund	115p
VP — Partners Small Cap Value Fund	117p
Descriptions of the Principal Risks of Investing in the Funds	122p
More about Annual Fund Operating Expenses	135p
Other Investment Strategies and Risks	135p
Fund Management and Compensation	137p
Buying and Selling Shares	141p
Description of the Share Classes	141p
Buying, Selling and Transferring Shares	142p
Distributions and Taxes	145p
Additional Services and Compensation	146p
Additional Management Information	147p
Potential Conflicts of Interest	148p
Financial Highlights	149p

2p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

References to “Fund” throughout this prospectus refer to the above-named Columbia VP and VP funds singularly or collectively as the context requires. Each Fund is a series of Columbia Funds Variable Series Trust II (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or to your Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

Summary of Columbia VP — Balanced Fund

(Prior to May 2, 2011, known as RiverSource VP — Balanced Fund)

INVESTMENT OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Balanced Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 3
Management fees	0.64%
Distribution and/or service (12b-1) fees	0.13%
Other expenses	0.17%
Total annual fund operating expenses	0.94%
Less: Fee waiver/expense reimbursement(b)	(0.12%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.82%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.82% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$84	$288	$509	$1,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC (the investment manager) allocates the Fund’s assets among equity and debt securities based on the investment manager’s assessment of the relative risks and returns of each asset class. The Fund will invest between 35% and 65% of net assets in each asset class.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  3p

Columbia VP — Balanced Fund

With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies.

With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the investment manager to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the investment manager to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks” below.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e. high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

4p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Balanced Fund

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mortgage-Related and Other Asset-Backed Risks. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

30% 20% 10% 0% -10% -20% -30% -40% -10.59% -12.92% +20.26% +9.59% +3.92% +14.38% +1.74% -29.92% +24.23% +12.53% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +13.48% (quarter ended Sept. 30, 2009).
•	Lowest return for a calendar quarter was -16.31% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  5p

Columbia VP — Balanced Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Balanced Fund:
Class 3	+12.53%	+2.66%	+1.97%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	+15.06%	+2.29%	+1.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	+15.51%	+1.28%	+3.26%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.80%	+5.84%
Lipper Balanced Funds Index (reflects, no deduction for fees)	+11.90%	+3.91%	+3.71%

On April 18, 2011, the S&P 500 Index replaced the Russell 1000 Value Index as the Fund’s primary benchmark. The investment manager made this recommendation to the Fund’s Board of Trustees (the Board) because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the S&P 500 Index will be included.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Guy Pope	Portfolio Manager	2011
Leonard Aplet	Portfolio Manager	2011
Brian Lavin	Portfolio Manager	2011
Ronald Stahl	Portfolio Manager	2011
Gregory Liechty	Portfolio Manager	2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

6p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of Columbia VP — Cash Management Fund

(Prior to May 2, 2011, known as RiverSource VP — Cash Management Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Cash Management Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.33%		0.33%		0.33%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.17%		0.17%		0.17%
Total annual fund operating expenses	0.50%		0.75%		0.63%
Less: Fee waiver/expense reimbursement(a)	(0.05%	)	(0.05%	)	(0.05%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(a)	0.45%		0.70%		0.58%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.455% for Class 1, 0.705% for Class 2 and 0.58% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$46	$155	$275	$626
Class 2	$72	$235	$413	$930
Class 3	$59	$197	$347	$785

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  7p

Columbia VP — Cash Management Fund

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart.

Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect the expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

7% 6% 5% 4% 3% 2% 1% 0% +3.74% +1.14% +0.51% +0.74% +2.61% +4.49% +4.75% +2.31% +0.16% +0.01% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +1.30% (quarter ended March 31, 2001).

•	Lowest return for a calendar quarter was +0.002% (quarter ended March 31, 2010).

8p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Cash Management Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Cash Management Fund:
Class 3	+0.01%	+2.32%	+2.03%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  9p

Summary of Columbia VP — Diversified Bond Fund

(Prior to May 2, 2011, known as RiverSource VP — Diversified Bond Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Diversified Bond Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.57%	0.82%	0.70%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$58	$183	$319	$717
Class 2	$84	$262	$456	$1,018
Class 3	$72	$224	$390	$874

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 382% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

The Fund may invest in derivatives such as credit default swaps. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

10p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Bond Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mortgage-Related and Other Asset-Backed Risks. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  11p

Columbia VP — Diversified Bond Fund

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled, or doing business in emerging markets.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 3 ANNUAL TOTAL RETURNS

(BAR CHART)
20% 15% 10% 5% 0% -5% -10% +7.67% +5.53% +4.48% +4.48% +2.12% +4.41% +5.20% -6.32% +14.42% +8.33% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarters was +5.48% (quarter ended Sept. 30, 2009).
•	Lowest return for a calendar quarter was -2.82% (quarter ended Dec. 31, 2008).

12p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Bond Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Diversified Bond Fund:
Class 3	+8.33%	+4.99%	+4.91%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.80%	+5.84%
Lipper Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	+8.62%	+5.44%	+5.55%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Alexander D. Powers	Portfolio Manager	2011
Carl W. Pappo	Portfolio Manager	2011
Michael Zazzarino	Portfolio Manager	2011
Brian Lavin	Portfolio Manager	2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  13p

Summary of Columbia VP — Diversified Equity Income Fund

(Prior to May 2, 2011, known as RiverSource VP — Diversified Equity Income Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Diversified Equity Income Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.70%	0.95%	0.83%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$72	$224	$390	$874
Class 2	$97	$303	$526	$1,171
Class 3	$85	$265	$461	$1,029

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

14p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Equity Income Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

60% 40% 20% 0% -20% -40% -60% +2.14% -19.03% +41.16% +18.20% +13.50% +19.75% +8.02% -40.47% +27.46% +16.83% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003).
•	Lowest return for a calendar quarter was -23.96% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  15p

Columbia VP — Diversified Equity Income Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Diversified Equity Income Fund:
Class 3	+16.83%	+2.78%	+6.03%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	+15.51%	+1.28%	+3.26%
Lipper Equity Income Funds Index (reflects no deduction for taxes)	+14.04%	+2.15%	+2.86%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2003
Laton Spahr	Portfolio Manager	2003
Paul Stocking	Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

16p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of Columbia VP — Dynamic Equity Fund

(Prior to May 2, 2011, known as RiverSource VP — Dynamic Equity Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Dynamic Equity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.66%		0.66%		0.66%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.17%		0.17%		0.17%
Acquired fund fees and expenses	0.01%		0.01%		0.01%
Total annual fund operating expenses	0.84%		1.09%		0.97%
Less: Fee waiver/expense reimbursement(b)	(0.10%	)	(0.10%	)	(0.10%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.74%		0.99%		0.87%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.735% for Class 1, 0.985% for Class 2 and 0.86% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$76	$258	$457	$1,032
Class 2	$101	$337	$592	$1,324
Class 3	$89	$299	$527	$1,185

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount for any borrowings for investment purposes) are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC, selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  17p

Columbia VP — Dynamic Equity Fund

The Fund may invest in derivatives such as futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

40% 20% 0% -20% -40% -60% -18.11% -22.03% +29.22% +5.88% +6.18% +15.28% +2.93% -42.16% +24.13% +17.37% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +17.26% (quarter ended June 30, 2003).
•	Lowest return for a calendar quarter was -24.22% (quarter ended Dec. 31, 2008).

18p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Dynamic Equity Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Dynamic Equity Fund:
Class 3	+17.37%	0.00%	-0.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+1.41%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	+12.77%	+1.91%	+0.76%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Condon, CFA	Portfolio Manager	2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  19p

Summary of Columbia VP — Emerging Markets Opportunity Fund

(Prior to May 2, 2011, known as Threadneedle VP — Emerging Markets Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Emerging Markets Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	1.07%	1.07%	1.07%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.28%	0.28%	0.28%
Total annual fund operating expenses	1.35%	1.60%	1.48%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$137	$428	$740	$1,629
Class 2	$163	$505	$872	$1,905
Class 3	$151	$468	$809	$1,774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

The portfolio management team may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

20p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Emerging Markets Opportunity Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  21p

Columbia VP — Emerging Markets Opportunity Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
80% 60% 40% 20% 0% -20% -40% -60% -1.38% -5.44% +40.34% +24.15% +33.80% +33.90% +38.11% -53.71% +74.08% +19.76% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +32.32% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -29.11% (quarter ended Sept. 30, 2008).

22p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Emerging Markets Opportunity Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(5/01/00)
Columbia VP — Emerging Markets Opportunity Fund:
Class 3	+19.76%	+12.28%	+14.52%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	+19.20%	+13.11%	+16.23%
Lipper Emerging Markets Funds Index (reflects no deduction for taxes)	+20.14%	+11.25%	+15.17%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Vanessa Donegan	Portfolio Manager	Sept. 2010
Rafael Polatinsky, CFA	Portfolio Manager	Sept. 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  23p

Summary of Columbia VP — Global Bond Fund

(Prior to May 2, 2011, known as RiverSource VP — Global Bond Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Global Bond Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.18%	0.18%	0.18%
Total annual fund operating expenses	0.73%	0.98%	0.86%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$75	$234	$407	$910
Class 2	$100	$312	$543	$1,206
Class 3	$88	$275	$478	$1,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds).

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

24p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Bond Fund

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. Currency contracts may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  25p

Columbia VP — Global Bond Fund

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

20% 15% 10% 5% 0% -5% -10% +1.34% +14.98% +13.01% +10.03% -4.99% +6.73% +7.65% -0.44% +11.38% +6.58% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +8.20% (quarter ended Sept. 30, 2010).

•	Lowest return for a calendar quarter was -4.40% (quarter ended Sept. 30, 2008).

26p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Bond Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Global Bond Fund:
Class 3	+6.58%	+6.31%	+6.46%
Barclays Capital Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	+5.54%	+6.66%	+6.74%
Lipper Global Income Funds Index (reflects no deduction for taxes)	+8.01%	+6.24%	+6.44%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer	Portfolio Manager	2000

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  27p

Summary of Columbia VP — Global Inflation Protected Securities Fund

(Prior to May 2, 2011, known as RiverSource VP — Global Inflation Protected Securities Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Global Inflation Protected Securities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.15%	0.15%	0.15%
Total annual fund operating expenses	0.57%	0.82%	0.70%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$58	$183	$319	$717
Class 2	$84	$262	$456	$1,018
Class 3	$72	$224	$390	$874

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in derivatives such as forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

28p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Inflation Protected Securities Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. Currency contracts may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  29p

Columbia VP — Global Inflation Protected Securities Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

10% 8% 6% 4% 2% 0% +2.80% +1.19% +7.93% +0.14% +6.84% +4.13% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +4.13% (quarter ended March 31, 2008).
•	Lowest return for a calendar quarter was -2.39% (quarter ended Sept. 30, 2008).

30p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Inflation Protected Securities Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(9/13/04)
Columbia VP — Global Inflation Protected Securities Fund:
Class 3	+4.13%	+4.00%	+4.08%
Barclays Capital World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) (reflects no deduction for fees, expenses or taxes)	+5.43%	+4.74%	+5.26%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+6.33%	+5.34%	+5.12%
Blended Index (consists of 50% Barclays Capital World Government Inflation-Linked Bond Index, excluding U.S., fully hedged to the U.S. dollar, and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index) (reflects no deduction for fees, expenses or taxes)
	+5.64%	+4.85%	+5.28%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2005
Vishal Khanduja, CFA	Portfolio Manager	Oct. 2010
Hong Ho, CFA	Portfolio Manager	Oct. 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  31p

Summary of Columbia VP — High Yield Bond Fund

(Prior to May 2, 2011, known as RiverSource VP — High Yield Bond Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — High Yield Bond Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.17%	0.17%	0.17%
Total annual fund operating expenses	0.75%	1.00%	0.88%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$77	$240	$418	$934
Class 2	$102	$319	$553	$1,229
Class 3	$90	$281	$488	$1,089

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the investment manager. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

32p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — High Yield Bond Fund

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund which invests solely or primarily in investment grade loans or other similar rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  33p

Columbia VP — High Yield Bond Fund

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
60% 40% 20% 0% -20% -40% +4.93% -6.58% +25.17% +11.40% +4.02% +10.81% +1.86% -25.19% +53.86% +13.96% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +25.06% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -19.01% (quarter ended Dec. 31, 2008).

34p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — High Yield Bond Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — High Yield Bond Fund:
Class 3	+13.96%	+8.17%	+7.73%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+15.05%	+8.93%	+9.25%
Lipper High Current Yield Bond Funds Index (reflects no deduction for taxes)	+14.91%	+6.58%	+6.67%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jennifer Ponce de Leon	Portfolio Manager	May 2010
Brian Lavin	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  35p

Summary of Columbia VP — Income Opportunities Fund

(Prior to May 2, 2011, known as RiverSource VP — Income Opportunities Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Income Opportunities Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.57%		0.57%		0.57%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.15%		0.15%		0.15%
Total annual fund operating expenses	0.72%		0.97%		0.85%
Less: Fee waiver/expense reimbursement(b)	(0.02%	)	(0.02%	)	(0.02%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.70%		0.95%		0.83%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.705% for Class 1, 0.955% for Class 2 and 0.83% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$72	$228	$399	$896
Class 2	$97	$307	$535	$1,192
Class 3	$85	$269	$470	$1,051

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities believed by the investment manager to be of comparable quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

36p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Income Opportunities Fund

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund which invests solely or primarily in investment grade loans or similar rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and to repay principal.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  37p

Columbia VP — Income Opportunities Fund

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
60% 40% 20% 0% -20% -40% +3.33% +7.98% +2.65% -18.82% +42.41% +13.04% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.68%% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -13.35% (quarter ended Dec. 31, 2008).

38p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Income Opportunities Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(6/01/04)
Columbia VP — Income Opportunities Fund:
Class 3	+13.04%	+7.69%	+7.91%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.84%
Lipper High Current Yield Bond Funds Index (reflects no deduction for taxes)	+14.91%	+6.58%	+7.04%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Lavin	Portfolio Manager	2004

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  39p

Summary of Columbia VP — International Opportunity Fund

(Prior to May 2, 2011, known as Threadneedle VP — International Opportunity Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — International Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.20%	0.20%	0.20%
Total annual fund operating expenses	0.99%	1.24%	1.12%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$101	$316	$548	$1,218
Class 2	$126	$394	$682	$1,505
Class 3	$114	$356	$618	$1,368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with an above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

40p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — International Opportunity Fund

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

40% 30% 20% 10% 0% -10% -20% -30% -40% -50% -28.69% -18.25% +28.07% +17.41% +13.86% +24.17% +12.68% -40.43% +27.54% +13.89% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +19.41% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  41p

Columbia VP — International Opportunity Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — International Opportunity Fund:
Class 3	+13.89%	+3.90%	+1.91%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	+8.21%	+2.94%	+3.94%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)	+8.82%	+2.33%	+3.06%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Alex Lyle	Portfolio Manager	2003
Esther Perkins	Deputy Portfolio Manager	2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

42p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of Columbia VP — Large Cap Growth Fund

(Prior to May 2, 2011, known as Seligman VP — Growth Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Large Cap Growth Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.71%		0.71%		0.71%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.18%		0.18%		0.18%
Total annual fund operating expenses	0.89%		1.14%		1.02%
Less: Fee waiver/expense reimbursement(b)	(0.13%	)	(0.13%	)	(0.13%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.76%		1.01%		0.89%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.765% for Class 1, 1.015% for Class 2 and 0.89% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$78	$271	$481	$1,088
Class 2	$103	$350	$616	$1,379
Class 3	$91	$312	$552	$1,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (Index). The market capitalization range of the companies included within the Index was $219.6 million to $316.6 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small and mid-capitalization companies. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  43p

Columbia VP — Large Cap Growth Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occuring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
45% 30% 15% 0% -15% -30% -45% -60% -30.95% -26.10% +21.43% +8.43% +8.61% +11.08% +3.07% -44.35% +37.00% +17.16% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001).
•	Lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).

44p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Large Cap Growth Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Large Cap Growth Fund:
Class 3	+17.16%	+0.45%	-2.88%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	+16.71%	+3.75%	+0.02%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	+15.13%	+2.38%	-1.01%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
John T. Wilson	Portfolio Manager	May 2010
Peter Deininger	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  45p

Summary of Columbia VP — Mid Cap Growth Opportunity Fund

(Prior to May 2, 2011, known as RiverSource VP — Mid Cap Growth Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Mid Cap Growth Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.92%	1.17%	1.05%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$94	$294	$510	$1,136
Class 2	$119	$372	$645	$1,425
Class 3	$107	$334	$580	$1,287

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $671 million to $24.9 billion as of March 31, 2011. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

46p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Mid Cap Growth Opportunity Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
75% 50% 25% 0% -25% -50% -13.76% +22.57% +9.10% +10.13% -0.07% +13.74% -44.84% +63.39% +26.28% 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +26.91% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -28.83% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  47p

Columbia VP — Mid Cap Growth Opportunity Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(5/01/01)
Columbia VP — Mid Cap Growth Opportunity Fund:
Class 3	+26.28%	+5.28%	+5.15%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	+26.38%	+4.88%	+4.52%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	+25.66%	+6.22%	+4.01%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
John K. Schonberg, CFA	Senior Portfolio Manager	Oct. 2006
Sam Murphy	Portfolio Manager	June 2007
Mike Marzolf	Portfolio Manager	June 2007

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

48p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of Columbia VP — Mid Cap Value Opportunity Fund

(Prior to May 2, 2011, known as RiverSource VP — Mid Cap Value Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Mid Cap Value Opportunity Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.76%		0.76%		0.76%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.15%		0.15%		0.15%
Total annual fund operating expenses	0.91%		1.16%		1.04%
Less: Fee waiver/expense reimbursement(b)	(0.02%	)	(0.02%	)	(0.02%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.89%		1.14%		1.02%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.895% for Class 1, 1.145% for Class 2 and 1.02% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$91	$288	$503	$1,122
Class 2	$116	$367	$637	$1,412
Class 3	$104	$329	$573	$1,274

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $208.9 million to $19.4 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  49p

Columbia VP — Mid Cap Value Opportunity Fund

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
50% 40% 30% 20% 10% 0% -10% -20% -30% -40% -50% +15.32% +10.35% -45.10% +40.93% +22.51% 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +23.27% (quarter ended Sept. 30, 2009).

•	Lowest return for a calendar quarter was -28.69% (quarter ended Dec. 31, 2008).

50p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Mid Cap Value Opportunity Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(5/02/05)
Columbia VP — Mid Cap Value Opportunity Fund:
Class 3	+22.51%	+3.82%	+6.46%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	+24.75%	+4.08%	+6.02%
Lipper Mid-Cap Value Funds Index (reflects no deduction for taxes)	+21.64%	+4.19%	+5.99%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2005
Laton Spahr	Portfolio Manager	2005
Paul Stocking	Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  51p

Summary of Columbia VP — S&P 500 Index Fund

(Prior to May 2, 2011, known as RiverSource VP — S&P 500 Index Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — S&P 500 Index Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.10%		0.10%		0.10%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.24%	(b)	0.24%	(b)	0.24%
Total annual fund operating expenses	0.34%		0.59%		0.47%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$35	$109	$191	$433
Class 2	$60	$189	$330	$741
Class 3	$48	$151	$264	$594

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor’s 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% (including the amount of any borrowings for investment purposes) of its net assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC, expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

52p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — S&P 500 Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Tracking Error Risk. The Fund will not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
45% 30% 15% 0% -15% -30% -45% -12.46% -22.42% +27.99% +10.27% +4.40% +15.27% +5.01% -37.10% +26.00% +14.71% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +15.79% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -21.84% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  53p

Columbia VP — S&P 500 Index Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — S&P 500 Index Fund:
Class 3	+14.71%	+1.93%	+0.97%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+1.41%
Lipper S&P 500 Objective Funds Index (reflects no deduction for taxes)	+14.70%	+2.08%	+1.16%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Alfred F. Alley III, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

54p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of Columbia VP — Select Large-Cap Value Fund

(Prior to May 2, 2011, known as Seligman VP — Larger-Cap Value Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Select Large-Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.71%		0.71%		0.71%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.33%		0.33%		0.33%
Total annual fund operating expenses	1.04%		1.29%		1.17%
Less: Fee waiver/expense reimbursement(b)	(0.22%	)	(0.22%	)	(0.22%	)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.82%		1.07%		0.95%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.825% for Class 1, 1.075% for Class 2, and 0.95% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$84	$309	$554	$1,256
Class 2	$109	$388	$688	$1,542
Class 3	$97	$350	$623	$1,406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund’s objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  55p

Columbia VP — Select Large-Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
30% 15% 0% -15% -30% -45% +4.53% +19.07% -0.46% -39.46% +26.12% +20.52% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +22.65% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -20.72% (quarter ended Dec. 31, 2008).

56p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Large-Cap Value Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(2/04/04)
Columbia VP — Select Large-Cap Value Fund:
Class 3	+20.52%	+1.75%	+3.41%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	+15.51%	+1.28%	+4.05%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+3.69%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	+13.02%	+1.52%	+3.51%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Neil T. Eigen	Portfolio Manager	Nov. 2008
Richard S. Rosen	Portfolio Manager	Nov. 2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  57p

Summary of Columbia VP — Select Smaller-Cap Value Fund

(Prior to May 2, 2011, known as Seligman VP — Smaller-Cap Value Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Select Smaller-Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.79%		0.79%		0.79%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.21%		0.21%		0.21%
Total annual fund operating expenses	1.00%		1.25%		1.13%
Less: Fee waiver/expense reimbursement(b)	(0.05%	)	(0.05%	)	(0.05%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.95%		1.20%		1.08%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.955% for Class 1, 1.205% for Class 2 and 1.08% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$97	$314	$548	$1,225
Class 2	$122	$392	$682	$1,512
Class 3	$110	$354	$618	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000® Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $7.7 million to $5.7 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. In pursuit of the Fund’s objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than a particular industry.

58p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Smaller-Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors, or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  59p

Columbia VP — Select Smaller-Cap Value Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

50% 40% 30% 20% 10% 0% -10% -20% -30% -40% -50% -6.53% -17.06% +47.85% +18.54% +4.83% +11.69% -4.19% -38.59% +39.81% +26.79% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +31.51% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -24.40% (quarter ended Dec. 31, 2008).

60p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Smaller-Cap Value Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Select Smaller-Cap Value Fund:
Class 3	+26.79%	+3.10%	+5.19%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	+26.85%	+4.47%	+6.33%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	+25.71%	+4.76%	+6.95%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Neil T. Eigen	Portfolio Manager	Dec. 2008
Richard S. Rosen	Portfolio Manager	Dec. 2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  61p

Summary of Columbia VP — Short Duration U.S. Government Fund

(Prior to May 2, 2011, known as RiverSource VP — Short Duration U.S. Government Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Columbia VP — Short Duration U.S. Government Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.52%	0.77%	0.65%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$53	$167	$291	$656
Class 2	$79	$246	$429	$958
Class 3	$66	$208	$363	$814

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

62p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Short Duration U.S. Government Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  63p

Columbia VP — Short Duration U.S. Government Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
15% 0% -15% +6.29% +5.83% +1.52% +0.85% +1.58% +3.84% +5.33% -2.64% +5.53% +3.00% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +3.09% (quarter ended Sept. 30, 2001).

•	Lowest return for a calendar quarter was -1.94% (quarter ended Dec. 31, 2008).

64p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Short Duration U.S. Government Fund

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia VP — Short Duration U.S. Government Fund:
Class 3	+3.00%	+2.97%	+3.08%
Barclays Capital U.S. 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)	+2.40%	+4.32%	+4.07%
Lipper Short U.S. Government Funds Index (reflects no deduction for taxes)	+2.76%	+3.87%	+3.57%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Leonard A. Aplet, CFA	Portfolio Manager	Oct. 2010
Gregory S. Liechty	Portfolio Manager	Oct. 2010
Ronald B. Stahl	Portfolio Manager	Oct. 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  65p

Summary of VP — Davis New York Venture Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

VP — Davis New York Venture Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management fees	0.70%		0.70%		0.70%
Distribution and/or service (12b-1) fees	0.00%		0.25%		0.13%
Other expenses	0.13%		0.13%		0.13%
Total annual fund operating expenses	0.83%		1.08%		0.96%
Less: Fee waiver/expense reimbursement(b)	(0.06%	)	(0.06%	)	(0.06%	)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)	0.77%		1.02%		0.90%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.775% for Class 1, 1.025% for Class 2 and 0.90% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example incudes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$79	$259	$455	$1,024
Class 2	$104	$338	$591	$1,317
Class 3	$92	$300	$526	$1,177

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Davis Selected Advisers, L.P., which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

66p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Davis New York Venture Fund

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. The portfolio managers have historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

40% 30% 20% 10% 0% -10% -20% -30% -40% -50% +3.84% -38.58% +31.33% +11.52% 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +20.49% (quarter ended June 30, 2009).
•	Lowest return for a calendar quarter was -24.08% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  67p

VP — Davis New York Venture Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	(5/01/06)
VP — Davis New York Venture Fund:
Class 3	+11.52%	+0.44%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+1.35%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	+12.77%	+1.00%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Davis Selected Advisers, L.P.

Portfolio Manager	Title	Managed Fund Since
Christopher C. Davis	Portfolio Manager	2006
Kenneth C. Feinberg	Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

68p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of VP — Goldman Sachs Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

VP — Goldman Sachs Mid Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.78%	0.78%	0.78%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.92%	1.17%	1.05%

(a)	The expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$94	$294	$510	$1,136
Class 2	$119	$372	$645	$1,425
Class 3	$107	$334	$580	$1,287

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, a These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index (the Index). As of March 31, 2011, the capitalization range of the Index was between $208.9 million and $19.4 billion. The market capitalization range and the composition of the Index are subject to change.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Goldman Sachs Asset Management, L.P., (GSAM or the Subadviser) which provides day-to-day portfolio management of the Fund.

GSAM

In constructing the Fund’s portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

•	Market uncertainty exists.

•	Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

•	Sustainable operating or competitive advantage.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  69p

VP — Goldman Sachs Mid Cap Value Fund

•	Excellent stewardship of capital.

•	Capability to earn above their cost of capital.

•	Strong or improving balance sheets and cash flows.

Among other investment strategies the Fund may invest in initial public offerings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

70p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Goldman Sachs Mid Cap Value Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns
50% 40% 30% 20% 10% 0% -10% -20% -30% -40% -50% +0.50% +15.82% +6.03% -36.58% +36.47% +21.87% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +19.46% (quarter ended Sept. 30, 2009).
•	Lowest return for a calendar quarter was -25.96% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  71p

VP — Goldman Sachs Mid Cap Value Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(2/04/04)
VP — Goldman Sachs Mid Cap Value Fund:
Class 3	+21.87%	+5.30%	+5.79%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	+24.75%	+4.08%	+7.76%
Lipper Mid-Cap Value Funds Index (reflects no deduction for taxes)	+21.64%	+4.19%	+6.73%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Goldman Sachs Asset Management, L.P.

Portfolio Manager	Title	Managed Fund Since
Sean Gallagher	Portfolio Manager	Feb. 2010
Andrew Braun	Portfolio Manager	Feb. 2010
Dolores Bamford	Portfolio Manager	Feb. 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

72p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of VP — Partners Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

VP — Partners Small Cap Value Fund

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management fees	0.92%	0.92%	0.92%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.17%	0.17%	0.17%
Acquired fund fees and expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	1.13%	1.38%	1.26%
Less: Fee waiver/expense reimbursement(b)	(0.08%)	(0.08%)	(0.08%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.05%	1.30%	1.18%

(a)	The expense ratios have been adjusted to reflect current fees.

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 1.015% for Class 1, 1.265% for Class 2, and 1.14% for Class 3.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$107	$351	$615	$1,372
Class 2	$132	$429	$749	$1,656
Class 3	$120	$392	$685	$1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small capitalization companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment by the Fund, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The market capitalization range of the companies included within the Index was $7.7 million to $4.9 billion as of March 31, 2011. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest in any types of securities, including common stocks and Depository Receipts. The Fund may invest up to 25% of its net assets in foreign investments.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  73p

VP — Partners Small Cap Value Fund

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc. (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in currency and the risks associated with less developed custody and settlement practices.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

74p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Partners Small Cap Value Fund

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

60% 40% 20% 0% -20% -40% -60% -12.13% +37.86% +20.01% +5.77% +20.25% -4.90% -31.57% +36.55% +24.43% 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +22.43%% (quarter ended Sept. 30, 2009).

•	Lowest return for a calendar quarter was -23.49% (quarter ended Dec. 31, 2008).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  75p

VP — Partners Small Cap Value Fund

Average Annual Total Returns

Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(8/14/01)
VP — Partners Small Cap Value Fund:
Class 3	+24.43%	+5.86%	+8.71%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	+24.50%	+3.52%	+7.77%
Lipper Small-Cap Value Funds Index (reflects no deduction for taxes)	+25.74%	+4.66%	+8.73%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner)

Portfolio Manager	Title	Managed Fund Since
Barrow Hanley
James S. McClure	Portfolio Manager	2004
John P. Harloe	Portfolio Manager	2004
Denver Investments
Kris Herrick	Portfolio Manager	2007
Troy Dayton	Portfolio Manager	2007
Mark Adelmann	Portfolio Manager	2007
Derek Anguilm	Portfolio Manager	2007
Liza Z. Ramirez	Portfolio Manager	2007
Donald Smith
Donald G. Smith	Portfolio Manager	2004
Richard L. Greenberg	Portfolio Manager	2004
River Road
James C. Shircliff	Portfolio Manager	2006
R. Andrew Beck	Portfolio Manager	2006
Henry W. Sanders	Portfolio Manager	2006
Turner
David Kovacs	Portfolio Manager	2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

76p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

More Information About the Funds

Columbia VP — Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC (the investment manager) allocates the Fund’s assets among equity and debt securities based on the investment manager’s assessment of the relative risks and returns of each asset class. The Fund will invest between 35% and 65% of net assets in each asset class.

With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies. The investment manager evaluates the relative attractiveness of each potential investment in constructing the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.

With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the investment manager to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the investment manager to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The investment manager may sell a security when the Fund’s asset allocation changes; when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Allocation Risk

•	Credit Risk

•	Derivatives Risk – Forward Contracts

•	Derivatives Risk – Futures Contracts

•	Risks of Foreign Investing

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

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Columbia VP — Balanced Fund

•	Mortgage-Related and Other Asset-Backed Risks

•	Prepayment and Extension Risk

•	Reinvestment Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio manager responsible for the day-to-day management of the equity portion of the Fund is:

Guy W. Pope, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1993.

•	Began investment career in 1993.

•	BA, Colorado College; MBA — Northwestern University.

The portfolio managers responsible for the day-to-day management of the fixed-income portion of the Fund are:

Leonard A. Aplet, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Managing Director and head of short duration fixed-income for the investment manager.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1987.

•	Began investment career in 1978.

•	BS, Oregon State; MBA — Finance, University of California at Berkeley.

Gregory S. Liechty, Portfolio Manager

•	Managed the Fund since 2011.

•	Director and Senior Fixed-Income Portfolio Manager for the investment manager.

•	MBS/ABS sector leader for the investment manager’s short duration strategy and member of the structured assets portfolio management team.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.

•	Began investment career in 1995.

•	BA and MBA, University of North Florida.

Ronald B. Stahl, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Corporate sector leader for the investment manager’s short duration strategy and member of the investment grade corporate portfolio management team.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1998.

•	Began investment career in 1998.

•	BS, Oregon State University; MBA, Portland State University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

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Columbia VP — Balanced Fund

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  79p

Columbia VP — Cash Management Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the U.S. Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

•	Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager (Columbia Management Investment Advisers, LLC). However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality by the investment manager.

•	Limits its U.S. dollar-weighted average portfolio maturity to sixty days or less and U.S. dollar-weighted average life to 120 days or less.

•	Buys obligations with remaining maturities of 397 days or less.

•	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Considering opportunities and risks given current interest rates and anticipated interest rates.

•	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer’s credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

•	Political, economic, or other events could affect the issuer’s performance.

•	The investment manager identifies a more attractive opportunity.

•	The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Industry Concentration Risk

•	Interest Rate Risk

•	Reinvestment Risk

80p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

In pursuit of the Fund’s objective Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Evaluating the portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

•	Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

•	Targeting an average portfolio duration within two years of the duration of the Index which, as of March 31, 2011, was 4.6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

•	Identification of more attractive investments based on relative value.

•	The portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

•	Whether a sector or industry is experiencing change.

•	Changes in the interest rate or economic outlook.

The Fund may invest in derivatives such as credit default swaps. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk – Credit Default Swaps

•	High-Yield Securities Risk

•	Interest Rate Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  81p

Columbia VP — Diversified Bond Fund

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risks

•	Prepayment and Extension Risk

•	Risks of Foreign/Emerging Markets Investing

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alexander D. Powers, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1993.

•	Began investment career in 1979.

•	BA, Boston College, MBA, New York University’s Stern Graduate School of Business Administration.

Carl W. Pappo, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1996.

•	Began investment career in 1991.

•	BS, Babson College.

Michael Zazzarino, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.

•	Began investment career in 1988.

•	BS, Lafayette College, MBA, Columbia University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

82p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Equity Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses equity investments by seeking to:

•	Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with moderate growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the investment manager’s price objective.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign Investing

•	Issuer Risk

•	Market Risk

•	Sector Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2003.

•	Joined the investment manager in 1998 as a Senior Security Analyst.

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  83p

Columbia VP — Diversified Equity Income Fund

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2003.

•	Joined the investment manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2006.

•	Joined the investment manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

84p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Dynamic Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC, selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to seek to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The investment manager believes the security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).

The Fund may invest in derivatives such as futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Derivatives Risk – Futures Contracts

•	Issuer Risk

•	Market Risk

•	Portfolio Turnover Risk

•	Quantitative Model Risk

•	Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Condon, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  85p

Columbia VP — Dynamic Equity Fund

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

86p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Emerging Markets Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC, investment manager, serves as the investment manager to the Fund and is responsible for oversight of the Fund’s Subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

The Subadviser constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund’s sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

This analysis allows the portfolio management team to identify those stocks which it believes are most likely to produce high returns on capital in the future and which it expects should consequently deliver the best returns for investors.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The portfolio management team may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for long-term investors with above-average risk tolerance.

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign Emerging Markets Investing

•	Geographic Concentration Risk

•	Issuer Risk

•	Market Risk

•	Portfolio Turnover Risk

•	Sector Risk

•	Small and Mid-Sized Company Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  87p

Columbia VP — Emerging Markets Opportunity Fund

PORTFOLIO MANAGEMENT

Subadviser: Columbia Management Investment Advisers, LLC contracts with and compensates Threadneedle to manage the investment of the Fund’s assets. Columbia Management (Columbia Management) monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Vanessa Donegan, Portfolio Manager

•	Managed the Fund since Sept. 2010.

•	Head of Asia and Global Emerging Markets Equities.

•	Joined Threadneedle in 1994 as Executive Director.

•	Began investment career in 1981.

•	BA, Oxford University.

Rafael Polatinsky, CFA, Portfolio Manager

•	Managed the Fund since Sept. 2010.

•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.

•	Began investment career in 2004 as Investment Adviser with WestLB.

•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

88p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Considering opportunities and risks by credit rating and currency.

•	Identifying investment-grade U.S. and foreign bonds.

•	Identifying below investment-grade U.S. and foreign bonds.

•	Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued.

•	The security continues to meet the standards described above.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, forward foreign currency contracts and Mortgage To-Be-Announced (TBAs) in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk – Forward Foreign Currency Contracts

•	Derivatives Risk – Futures Contracts

•	Risks of Foreign/Emerging Markets Investing

•	Geographic Concentration Risk

•	High-Yield Securities Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  89p

Columbia VP — Global Bond Fund

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Non-Diversification Risk

•	Prepayment and Extension Risk

•	Sector Risk

•	Sovereign Debt Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2000.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

90p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Inflation Protected Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by Columbia Management Investment Advisers, LLC, the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In pursuit of the Fund’s objective, the investment manager makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

•	Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity.

•	Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

•	The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of a blended index comprised of 50% of the Barclays Capital World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% of the Barclays Capital U.S. Government Inflation-Linked Bond Index which was 8.48 years as of March 31, 2011.

Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The Fund may invest in derivatives such as forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk – Forward Foreign Currency Contracts

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Columbia VP — Global Inflation Protected Securities Fund

•	Risks of Foreign Investing

•	Inflation Protected Securities Risk

•	Interest Rate Risk

• Issuer Risk

•	Market Risk

•	Non-Diversification Risk

•	Prepayment and Extension Risk

•	Sovereign Debt Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2005.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.

•	Sector Manager of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

Hong Ho, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.

•	Sector Manager of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 1995.

•	Began investment career in 1995.

•	BA, Carleton College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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Columbia VP — High Yield Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the investment manager. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the investment manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

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Columbia VP — High Yield Bond Fund

•	The investment manager’s price target for the security has been achieved, and

•	The investment manager’s assessment of the security’s relative upside value is limited.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Highly Leveraged Transactions Risk

•	Impairment of Collateral Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio managers responsible for the day-to-day management of the Fund are:

Jennifer Ponce de Leon, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Leader of the high yield fixed income sector team since 2003.

•	Joined the investment manager in 1997.

•	Began investment career in 1989.

•	MBA, DePaul University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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Columbia VP — Income Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated, securities believed in the investment manager’s opinion to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the investment manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

•	The investment manager’s price target for the security has been achieved, and

•	The investment manager’s assessment of the security’s relative upside value is limited.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  95p

Columbia VP — Income Opportunities Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	Highly Leveraged Transactions Risk

•	High-Yield Securities Risk

•	Impairment of Collateral Risk

•	Interest Rate Risk

• Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2004.

•	Sector Manager on high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

96p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — International Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund’s assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle’s regional teams who cover foreign securities are represented.

Using its extensive research, the Fund’s portfolio management team constructs the Fund’s portfolio using the portfolio management team’s ideas and highest convictions.

Stocks are selected by:

•	Evaluating the opportunities and risks within regions and sectors;

•	Assessing valuations; and

•	Evaluating one or more of the following: balance sheets and cash flows, the demand for a company’s products or services, its competitive position, or its management.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with an above-average risk tolerance.

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign/Emerging Markets Investing

•	Geographic Concentration Risk

•	Issuer Risk

•	Market Risk

•	Small and Mid-Sized Company Risk

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Columbia VP — International Opportunity Fund

PORTFOLIO MANAGEMENT

Subadviser: Columbia Management Investment Advisers, LLC (Columbia Management) contracts with and compensates Threadneedle to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

•	Head of managed funds.

•	Managed the Fund since 2003.

•	Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

•	Began investment career in 1980.

•	MA, Oxford University.

Esther Perkins, CFA, Deputy Portfolio Manager

•	Head of EAFE Equities.

•	Deputy managed the Fund since 2008.

•	Joined Threadneedle in 2008 as a fund manager.

•	Began investment career in 1998 as an equity trader at Goldman Sachs International, 1998-2003. From 2004-2008, she was an Investment Director at Standard Life Investments, managing global portfolios.

•	BA, Oxford University; MA, University of Pennsylvania; MBA, Wharton Business School.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

98p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (Index). The market capitalization range of the companies included within the Index was $219.6 million to $316.6 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small and mid-capitalization companies. Columbia Management Investment Advisers, LLC (the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategy. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

•	The company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); or

•	The investment manager’s price target has been met.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign Investing

•	Issuer Risk

•	Market Risk

•	Portfolio Turnover Risk

•	Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio managers responsible for the day-to-day management of the Fund are:

John T. Wilson, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  99p

Columbia VP — Large Cap Growth Fund

Peter Deininger, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2002.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

100p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Mid Cap Growth Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $671 million to $24.9 billion as of March 31, 2011. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The investment manager may select investments for either their short-, medium or long-term prospects.

In pursuit of the Fund’s objective, the investment manager chooses equity investments by, among other things:

•	Analyzing a company’s:

•	management’s track record;

•	financial strength;

•	growth potential (on average, a company’s expected ability to generate future earnings growth of at least 15% per year); and

•	competitive market position.

•	Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

•	Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	Political, economic, or other events could affect the company’s performance.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Mid-Sized Company Risk

•	Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

•	Managed the Fund since Oct. 2006.

•	Equity Team Leader.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  101p

Columbia VP — Mid Cap Growth Opportunity Fund

•	Joined the investment manager in 1997.

•	Began investment career in 1988.

•	BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

•	Managed the Fund since June 2007.

•	Employed by the investment manager from 1999-2002; returned to the investment manager in 2006 as a Senior Research Analyst.

•	Began investment career in 1989.

•	MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

•	Managed the Fund since June 2007.

•	Joined the investment manager in 2007 as an Associate Portfolio Manager.

•	Began investment career in 1998.

•	BS, University of St. Thomas.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

102p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Mid Cap Value Opportunity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $208.9 million to $19.4 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), chooses equity investments by seeking to:

•	Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the investment manager’s price objective.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign Investing

•	Issuer Risk

•	Market Risk

•	Small and Mid-Sized Company Risk

•	Sector Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2005.

•	Joined the investment manager in 1998 as a Senior Security Analyst.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  103p

Columbia VP — Mid Cap Value Opportunity Fund

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2005.

•	Joined the investment manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2006.

•	Joined the investment manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

104p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — S&P 500 Index Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor’s 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC, expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager will monitor the performance of the Fund against the Index and will adjust the Fund’s holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund’s Board of Trustees (Board) will consider alternative arrangements.

The Fund may change its target Index for a different index if the current Index is discontinued or if the Fund’s Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current Index. The substitute index will measure the same general segment of the market as the current Index.

Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security continues to be included in the S&P 500.

•	Corporate actions have affected the company’s security (such as corporate reorganizations, mergers or acquisitions).

•	A company’s market weighting otherwise changes with respect to the S&P 500.

•	Timing of cash flows in and out of the Fund requires the investment manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI. “Standard & Poor’s®”, “S&P”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s or any of its subsidiaries or affiliates (the “Licensors”) and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Indexing Risk

•	Market Risk

•	Tracking Error Risk

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Columbia VP — S&P 500 Index Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio manager responsible for the day-to-day management of the Fund is:

Alfred F. Alley III, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

106p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Large-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund’s objective, the investment manager, Columbia Management Investment Advisers, LLC, uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	a positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

•	the security has become fully valued;

•	the security’s fundamentals have deteriorated; or

•	ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Focused Portfolio Risk

•	Issuer Risk

•	Market Risk

•	Sector Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

•	Managed the Fund since Nov. 2008.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  107p

Columbia VP — Select Large-Cap Value Fund

•	Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the Fund since Nov. 2008.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

108p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Smaller-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000® Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $7.7 million to $5.7 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

•	it has become fully valued,

•	its fundamentals have deteriorated, or

•	ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Focused Portfolio Risk

•	Risks of Foreign Investing

•	Issuer Risk

•	Market Risk

•	Sector Risk

•	Small Company Risk

•	Value Securities Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  109p

Columbia VP — Select Smaller-Cap Value Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

•	Managed the Fund since Dec. 2008.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

•	Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the Fund since Dec. 2008.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

110p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Short Duration U.S. Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days’ written notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities denominated in currencies other than the U.S. dollar.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Reviewing credit characteristics and the interest rate outlook.

•	Identifying and buying securities that are high quality or have similar qualities, in the investment manager’s opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The investment manager wishes to lock-in profits.

•	Changes are anticipated in the interest rate or economic outlook.

•	A more attractive opportunity exists.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Derivatives Risk – Forward Contracts

•	Derivatives Risk – Futures Contracts

•	Interest Rate Risk

•	Market Risk

•	Prepayment and Extension Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  111p

Columbia VP — Short Duration U.S. Government Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Leonard A. Aplet, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.

•	Managing Director and head of short duration fixed-income for the investment manager.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia

Management Group or its predecessors in 1987.

•	Began investment career in 1978.

•	BS, Oregon State; MBA — Finance, University of California at Berkeley.

Gregory S. Liechty, Portfolio Manager

•	Managed the Fund since Oct. 2010.

•	Director and Senior Fixed-Income Portfolio Manager for the investment manager.

•	MBS/ABS sector leader for the investment manager’s short duration strategy and member of the structured assets portfolio management team.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia

Management Group or its predecessors in 2005.

•	Began investment career in 1995.

•	BA and MBA, University of North Florida.

Ronald B. Stahl, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.

•	Corporate sector leader for the investment manager’s short duration strategy and member of the investment grade corporate portfolio management team.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1998.

•	Began investment career in 1998.

•	BS, Oregon State University; MBA, Portland State University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

112p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Davis New York Venture Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors. Columbia Management Investment Advisers, LLC (investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Davis Selected Advisers, L.P. (Davis or the Subadviser), which provides day-to-day portfolio management of the Fund.

Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate, in its view, a majority or an appropriate mix of these characteristics:

•	Proven track record

•	Significant alignment of interests in business

•	Intelligent application of capital

•	Strong balance sheet

•	Low cost structure

•	High returns on capital

•	Non-obsolescent products/services

•	Dominant or growing market share

•	Global presence and brand names

After determining which companies the Subadviser wishes to own, it then turns its analysis to determining the intrinsic value of those companies’ common stock. The Subadviser seeks to identify common stocks which can be purchased at attractive valuations relative to their intrinsic value. The Subadviser’s goal is to invest in companies for the long term. It considers selling a stock if it believes the stock’s market price exceeds its estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign Investing

•	Issuer Risk

•	Market Risk

•	Sector Risk

•	Value Securities Risk

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  113p

VP — Davis New York Venture Fund

PORTFOLIO MANAGEMENT

Columbia Management Investment Advisers, LLC (Columbia Management) selects, contracts with and compensates the Subadviser to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of the Subadviser with the investment objective and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

Subadviser: Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.

The portfolio managers responsible for the day-to-day management of the Fund are:

•	Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

•	Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for the Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

114p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Goldman Sachs Mid Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index (the Index). As of March 31, 2011, the capitalization range of the Index was between $208 million and $19.4 billion. The market capitalization range and the composition of the Index are subject to change. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management of the Fund.

GSAM

In constructing the Fund’s portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

•	Market uncertainty exists.

•	Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

•	Sustainable operating or competitive advantage.

•	Excellent stewardship of capital.

•	Capability to earn above their cost of capital.

•	Strong or improving balance sheets and cash flows.

Among other investment strategies the Fund may invest in initial public offerings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Mid-Sized Company Risk

•	Initial Public Offering (IPO) Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Columbia Management Investment Advisers, LLC (Columbia Management) selects, contracts with and compensates the Subadviser to manage the investments of the Fund’s assets. Columbia Management monitors the compliance of the Subadviser with the investment objective and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

Subadviser: GSAM, which has served as subadviser to the Fund since February 2010, is located at 200 West Street, New York, New York 10282. GSAM, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

Sean Gallagher, Managing Director, US Value Equity Co-CIO, Portfolio Manager

•	Managed the Fund since Feb. 2010.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  115p

VP — Goldman Sachs Mid Cap Value Fund

•	Mr. Gallagher oversees the portfolio management and investment research efforts for the firm’s US value equity accounts. Mr. Gallagher has been a member of the US Value Equity team since 2000. He currently has research responsibilities for telecommunications, media, cable and health care. Prior to joining Goldman Sachs, he spent six years as a research analyst at Merrill Lynch Asset Management.

•	Joined GSAM in 2000.

•	Began investment career in 1993.

•	BS, Drexel University; MBA, Stern School of Business at New York University.

Andrew Braun, Managing Director, US Value Equity Co-CIO, Portfolio Manager

•	Managed the Fund since Feb. 2010.

•	Mr. Braun oversees the portfolio management and investment research efforts for the firm’s US value equity accounts. Mr. Braun has been a member of the US Value Equity team since 1997. He currently has research responsibility for banks, specialty finance and broker dealers. He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs. Prior to joining the firm, Mr. Braun worked in the corporate finance department at Dillon Read.

•	Joined GSAM in 1993.

•	Began investment career in 1991.

•	BA, Harvard University; MBA, Stern School of Business at New York University.

Dolores Bamford, CFA, Managing Director, Portfolio Manager

•	Managed the Fund since Feb. 2010.

•	Ms. Bamford has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s mid cap value accounts. Prior to her arrival at Goldman Sachs, Ms. Bamford was a portfolio manager at Putnam Investments for Value products since 1992.

•	Joined GSAM in 2002.

•	Began investment career in 1989.

•	BA, Wellesley College; MS, MIT Sloan School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

116p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Partners Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small capitalization companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment by the Fund, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The market capitalization range of the companies included within the Index was $7.7 million to $4.9 billion as of March 31, 2011. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest in any type of securities including common stocks and Depository Receipts. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner) (collectively, the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

Barrow Hanley

Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a “value gap.” The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a “Prospect List” of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley’s qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process — the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund’s portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35-45 stocks with an average weighting of 3% to 5%.

Denver Investments

Denver Investments’ investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow; 2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.

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VP — Partners Small Cap Value Fund

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investments screens this universe with a proprietary, sector-based multi-factor model. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis. Denver Investments uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. In general, stocks with more potential upside based on the estimated intrinsic value are given higher weight.

There are four reasons Denver Investments will sell a stock:

•	Estimate of intrinsic value is reached;

•	Changes in fundamentals violate original investment thesis;

•	More attractive investment ideas are developed; and/or

•	Stock appreciates out of our market-cap parameters.

Donald Smith

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

River Road

River Road selects stocks one at a time based on that stock’s individual, fundamental merits. River Road’s security analysis is conducted in-house using dynamic and systematic research and focuses on identifying the most attractive companies that best meet River Road’s five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessed absolute value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, and value enhancing actions. The fourth characteristic is financial strength. River Road seeks companies with an attractive balance sheet and free cash flow. The fifth characteristic River Road looks for is companies with limited Wall Street analyst coverage that are undiscovered, under-followed, or misunderstood.

There are three general circumstances in which River Road will sell a security:

•	Position size exceeds risk management guidelines (position its price target or becomes too large in the portfolio);

•	Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road’s expectations within an acceptable level of risk); and

•	Unacceptable losses accumulate.

Turner

Turner believes that consistent out-performance relative to stated benchmark over a full market cycle may be best achieved by identifying the characteristics that are consistently predictive of future price out-performance, by sector, and by investing in companies that exhibit these predictive characteristics. Turner’s investment process involves the use of four steps to evaluate stocks for investment or continued ownership.

•	Turner uses a proprietary quantitative model to evaluate factors and identify those that have been predictive of future price performance during the previous three years by economic sector.

•	Turner then ranks all companies in the universe relative to one another based on the predictive characteristics by sector.

•	Next, a diversified portfolio of the best ranked companies is constructed by utilizing proprietary portfolio optimization and diversification tools.

•	The portfolio is rebalanced regularly using program trades that minimize “implementation shortfall” at a minimum cost.

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VP — Partners Small Cap Value Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Focused Portfolio Risk

•	Issuer Risk

•	Market Risk

•	Multi-Adviser Risk

•	Risks of Foreign Investing

•	Small Company Risk

•	Quantitative Model Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Subadvisers:

Barrow Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of Columbia Management Investment Advisers, LLC (Columbia Management), provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies.

Denver Investments, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, Colorado. Denver Investments, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in.

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management.

Turner, which has served as Subadviser to the Fund since June 2008, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Barrow Hanley are:

•	James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley’s Small Cap Value Equity strategy and has 39 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

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VP — Partners Small Cap Value Fund

•	John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley’s Small Cap Value Equity strategy and has 35 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Denver Investments are:

•	Kris Herrick, CFA, Partner, Director of Value Research, Portfolio Manager. Mr. Herrick joined Denver Investments’ Value team in 2000. His investment career began in 1997. Prior to joining Denver Investments, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.

•	Troy Dayton, CFA, Partner, Portfolio Manager, Analyst. Mr. Dayton joined Denver Investment as a Research Analyst with the Value team in 2002. His investment career began in 1996. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank’s Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

•	Mark Adelmann, CFA, C.P.A., Partner, Portfolio Manager, Analyst. Mr. Adelmann joined the Value team in 1995. His professional career began in 1979. Prior to joining Denver Investments, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

•	Derek Anguilm, CFA, Partner, Portfolio Manager, Analyst. Mr. Anguilm joined Denver Investments in 2000. His investment career began in 1999. Prior to joining Denver Investments, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

•	Lisa Z. Ramirez, CFA, Partner, Portfolio Manager, Analyst. Ms. Ramirez started with Denver Investments as a Portfolio Administrator in 1993. She then became an analyst on the Mid-Cap Growth team in 1997 and joined the Value team in 2005. She received a BS from the University of Colorado at Denver and MBA from Regis University. Ms. Ramirez holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Donald Smith are:

•	Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

•	Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by River Road are:

•	James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road’s Small Cap Value, Small-Mid Cap Value, and Dividend All-Cap Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 38 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer’s Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road’s Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Shircliff earned the Chartered Financial Analyst designation (CFA) in 1978 and received his BS in finance from the University of Louisville.

•	R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm’s day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road’s Small Cap Value

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VP — Partners Small Cap Value Fund

and Small-Mid Cap Value Portfolios. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

•	Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm’s Small Cap Value, Small-Mid Cap Value and Dividend All-Cap Value Portfolios. Mr. Sanders has 22 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

Portfolio Managers. The portfolio manager responsible for the day-to-day portfolio management of the portion of the Fund managed by Turner is:

•	David Kovacs, CFA, Chief Investment Officer — Quantitative Strategies and Lead Manager — Quantitative Strategies. David Kovacs is the chief investment officer of quantitative strategies at Turner Investment Partners. Mr. Kovacs developed the quantitative research model that is currently used by the firm. He has worked at Turner since 1998 and has 21 years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame with a dual major in finance and accounting, which is also where he received his dual major bachelor’s degree in mathematics and computer science. He is a member of CFA Institute and CFA Society of Philadelphia.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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Descriptions of the Principal Risks of Investing in the Funds

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds’ principal investment strategies. The following table provides a description of the principal risks of investing in the Funds. For a listing of each of the risks applicable to a Fund, please see the section “More information about the Funds” and then each Fund’s “Principal Risks of Investing in the Fund.”

Risk Type/Fund(s)	Description
Active Management Risk

All Funds except Columbia VP – Cash Management Fund and Columbia VP – S&P 500 Index Fund	The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Active Management Risk

Columbia VP – Cash Management Fund	The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Allocation Risk

Columbia VP – Balanced Fund	The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Counterparty Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle held by the Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Risk Type/Fund(s)	Description
Credit Risk

Columbia VP – Balanced Fund
Columbia VP – Cash Management Fund
Columbia VP – Diversified Bond Fund
Columbia VP – Global Bond Fund
Columbia VP – Global Inflation Protected Securities Fund
Columbia VP – Short Duration U.S. Government Fund	Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract, may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Credit Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Risk Type/Fund(s)	Description
Derivatives Risk — Forward Foreign Currency Contracts

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk — Futures Contracts

Columbia VP – Balanced Fund Columbia VP – Dynamic Equity Fund Columbia VP – Global Bond Fund Columbia VP – Short Duration U.S. Government Fund	The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

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Risk Type/Fund(s)	Description
Derivatives Risk — Credit Default Swaps

Columbia VP – Diversified Bond Fund	The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, Pricing Risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk — Forward Contracts

Columbia VP – Balanced Fund Columbia VP – Short Duration U.S. Government Fund	The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk.

Focused Portfolio Risk

Columbia VP – Select Large-Cap Value Fund Columbia VP – Select Smaller-Cap Value Fund VP – Partners Small Cap Value Fund	The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Geographic Concentration Risk

Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Global Bond Fund Columbia VP – International Opportunity Fund	The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

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Risk Type/Fund(s)	Description
Highly Leveraged Transactions Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers upon their credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk

Columbia VP – Balanced Fund Columbia VP – Diversified Bond Fund Columbia VP – Global Bond Fund	Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

High-Yield Securities Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Non-investment grade loans or other debt securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk

Columbia VP – High Yield Bond Columbia VP – Income Opportunities Fund	The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

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Risk Type/Fund(s)	Description
Indexing Risk

Columbia VP – S&P 500 Index Fund	The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Industry Concentration Risk

Columbia VP – Cash Management Fund	Investments that are concentrated in a particular issuer will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Inflation Protected Securities Risk

Columbia VP – Global Inflation Protected Securities Fund	Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk

VP – Goldman Sachs Mid Cap Value Fund	IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk

Columbia VP – Balanced Fund
Columbia VP – Diversified Bond Fund
Columbia VP – Global Bond Fund
Columbia VP – Global Inflation Protected Securities Fund
Columbia VP – Short Duration U.S. Government Fund	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

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Risk Type/Fund(s)	Description
Interest Rate Risk

Columbia VP – Cash Management Fund	A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Falling interest rates may result in a decline in the Fund’s income and yield (since the Fund must then invest in lower-yielding fixed-income securities). Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels).

Interest Rate Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk

Columbia VP – Balanced Fund
Columbia VP – Diversified Bond Fund
Columbia VP – Diversified Equity Income Fund
Columbia VP – Dynamic Equity Fund
Columbia VP – Emerging Markets Opportunity Fund
Columbia VP – Global Bond Fund
Columbia VP – Global Inflation Protected Securities Fund
Columbia VP – High Yield Bond Fund
Columbia VP – Income Opportunities Fund
Columbia VP – International Opportunity Fund
Columbia VP – Large Cap Growth Fund
Columbia VP – Mid Cap Growth Opportunity Fund
Columbia VP – Mid Cap Value Opportunity Fund
Columbia VP – Select Large-Cap Value Fund
Columbia VP – Select Smaller-Cap Value Fund
VP – Davis New York Venture Fund
VP – Goldman Sachs Mid Cap Value Fund
VP – Partners Small Cap Value Fund	An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk

Columbia VP – Balanced Fund Columbia VP – Diversified Bond Fund Columbia VP – Global Bond Fund	Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

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Risk Type/Fund(s)	Description
Liquidity Risk

Columbia VP – High Yield Bond Fund Columbia VP – Income Opportunities Fund	Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk

Columbia VP – Balanced Fund
Columbia VP – Diversified Bond Fund
Columbia VP – Diversified Equity Income Fund
Columbia VP – Dynamic Equity Fund
Columbia VP – Emerging Markets Opportunity Fund
Columbia VP – Global Bond Fund
Columbia VP – Global Inflation Protected Securities Fund
Columbia VP – High Yield Bond Fund
Columbia VP – Income Opportunities Fund
Columbia VP – International Opportunity Fund
Columbia VP – Large Cap Growth Fund
Columbia VP – Mid Cap Growth Opportunity Fund
Columbia VP – Mid Cap Value Opportunity Fund
Columbia VP – S&P 500 Index Fund
Columbia VP – Select Large-Cap Value Fund
Columbia VP – Select Smaller-Cap Value Fund
Columbia VP – Short Duration U.S. Government Fund
VP – Davis New York Venture Fund
VP – Goldman Sachs Mid Cap Value Fund
VP – Partners Small Cap Value Fund	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mid-Sized Company Risk

Columbia VP – Mid Cap Growth Opportunity Fund VP – Goldman Sachs Mid Cap Value Fund	Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings, may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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Risk Type/Fund(s)	Description
Mortgage-Related and Other Asset Backed Risks

Columbia VP – Balanced Fund Columbia VP – Diversified Bond Fund	Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk-long

VP – Partners Small Cap Value Fund	The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Non-Diversification Risk

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

Portfolio Turnover Risk

Columbia VP – Dynamic Equity Fund Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Large Cap Growth Fund	The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Prepayment and Extension Risk

Columbia VP – Balanced Fund
Columbia VP – Diversified Bond Fund
Columbia VP – Global Bond Fund
Columbia VP – Global Inflation Protected Securities Fund
Columbia VP – High Yield Bond Fund
Columbia VP – Income Opportunities Fund
Columbia VP – Short Duration U.S. Government Fund	Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

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Risk Type/Fund(s)	Description
Quantitative Model Risk

Columbia VP – Dynamic Equity Fund VP – Partners Small Cap Value Fund	Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Reinvestment Risk

Columbia VP – Cash Management Fund	Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Reinvestment Risk

Columbia VP – Balanced Fund	Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

Risks of Foreign Investing

Columbia VP – Balanced Fund
Columbia VP – Diversified Equity Income Fund
Columbia VP – Global Inflation Protected Securities Fund
Columbia VP – High Yield Bond Fund
Columbia VP – Income Opportunities Fund
Columbia VP – Large Cap Growth Fund
Columbia VP – Mid Cap Value Opportunity Fund
Columbia VP – Select Smaller-Cap Value Fund
VP – Davis New York Venture Fund
VP – Partners Small Cap Value Fund
Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

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Risk Type/Fund(s)	Description
Risks of Foreign/Emerging Markets Investing

Columbia VP – Diversified Bond Fund Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Global Bond Fund Columbia VP – International Opportunity Fund
Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occuring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

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Risk Type/Fund(s)	Description
Sector Risk

VP – Davis New York Venture Fund	The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (4) the risk that the financial services sector has become increasingly competitive; and (5) the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans.

Sector Risk

Columbia VP – Diversified Equity Income Fund
Columbia VP – Mid Cap Growth Opportunity Fund
Columbia VP – Mid Cap Value Opportunity Fund
Columbia VP – Select Large-Cap Value Fund
Columbia VP – Select Smaller-Cap Value Fund	If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sector Risk

Columbia VP – Emerging Markets Opportunity Fund Columbia VP – Global Bond Fund	Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to the financial, market or economic conditions or events affecting the particular issuer, geographic region, industry or sector. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk

Columbia VP – Dynamic Equity Fund
Columbia VP – Emerging Markets Opportunity Fund
Columbia VP – International Opportunity Fund
Columbia VP – Large Cap Growth Fund
Columbia VP – Mid Cap Value Opportunity Fund	Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

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Risk Type/Fund(s)	Description
Small Company Risk

Columbia VP – Select Smaller-Cap Value Fund VP – Partners Small Cap Value Fund	Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk

Columbia VP – Global Bond Fund Columbia VP – Global Inflation Protected Securities Fund	A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness. The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Tracking Error Risk

Columbia VP – S&P 500 Index Fund	The Fund will not track the index perfectly because differences between the index and the Fund’s portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance is affected by factors such as the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

Value Securities Risk

Columbia VP – Diversified Equity Income Fund
Columbia VP – Mid Cap Value Opportunity Fund
Columbia VP – Select Large-Cap Value Fund
Columbia VP – Select Smaller-Cap Value Fund
VP – Davis New York Venture Fund
VP – Goldman Sachs Mid Cap Value Fund
VP – Partners Small Cap Value Fund	Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

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MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in each Fund’s Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses for Class 1, Class 2 (except Columbia VP – S&P 500 Index Fund) and Class 3 are based on expenses incurred during the Fund’s most recently completed fiscal year. For Columbia VP – S&P 500 Index Fund, Class 1 and Class 2 annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year. Annual fund operating expenses are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitments by the investment manager and its affiliates to waive fees and /or cap (reimburse) expenses are expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses*, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed the amounts shown below:

Fund	Class 1	Class 2	Class 3
VP — Global Bond Fund	0.835%	1.085%	0.96%
VP — S&P 500 Index Fund	0.405%	0.655%	0.53%
VP — Goldman Sachs Mid Cap Value Fund	1.035%	1.285%	1.16%

*	In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal investment strategies. For example, a Fund that does not include investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as “acquired funds”) as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy may use such instruments to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

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Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds’ Statement of Additional Information (SAI) and their annual and semiannual reports.

Unusual Market Conditions. A Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the caption “Additional Management Information’’ for more information.

Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds’ securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund are set forth in the SAI. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Also, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Funds’ purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund”, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Funds’ historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the “Financial Highlights.”

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See “Fund Management and Compensation, Investment Manager.” The date the current Subadviser(s) began serving the Fund is set forth under “Portfolio Management”. When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the “Financial Highlights” applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under “Portfolio Turnover.”

Directed Brokerage. The Funds’ Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

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Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly known as RiverSource Investments, LLC, 225 Franklin Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement) the fee rate based on each Fund’s average daily net assets is as follows:

Fund	Management fee for the fiscal year ended Dec. 31, 2010
Columbia VP – Balanced Fund*	0.54% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.05% for the most recent fiscal year.

Columbia VP – Cash Management Fund	0.33%

Columbia VP – Diversified Bond Fund	0.44%

Columbia VP – Diversified Equity Income Fund*	0.63% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.06% for the most recent fiscal year.

Columbia VP – Dynamic Equity Fund*	0.66% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.06% for the most recent fiscal year.

Columbia VP – Emerging Markets Opportunity Fund*	1.06% including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.01% for the most recent fiscal year.

Columbia VP – Global Bond Fund	0.66%

Columbia VP – Global Inflation Protected Securities Fund	0.42%

Columbia VP – High Yield Bond Fund	0.59%

Columbia VP – Income Opportunities Fund	0.60%

Columbia VP – International Opportunity Fund*	0.81% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.02% for the most recent fiscal year.

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Fund	Management fee for the fiscal year ended Dec. 31, 2010
Columbia VP – Large Cap Growth Fund*	0.63% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.03% for the most recent fiscal year.

Columbia VP – Mid Cap Growth Opportunity Fund*	0.70% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.002% for the most recent fiscal year.

Columbia VP – Mid Cap Value Opportunity Fund*	0.71% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.01% for the most recent fiscal year.

Columbia VP – S&P 500 Index Fund	0.22%

Columbia VP – Select Large-Cap Value Fund*	0.66% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.06% for the most recent fiscal year.

Columbia VP – Select Smaller-Cap Value Fund*	0.87% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.08% for the most recent fiscal year.

Columbia VP – Short Duration U.S. Government Fund	0.48%

VP – Davis New York Venture Fund*	0.74% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.04% for the most recent fiscal year.

VP – Goldman Sachs Mid Cap Value Fund*	0.79% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.01% for the most recent fiscal year.

VP – Partners Small Cap Value Fund*	0.94% including an adjustment under the terms of a performance incentive arrangement that increased the management fee by 0.02% for the most recent fiscal year.

*	The performance incentive adjustment to the investment management services fee for the Fund was computed by comparing the Fund’s performance to the performance of an index of comparable funds published by Lipper, Inc. For Columbia VP – Diversified Equity Income Fund, Columbia VP – Dynamic Equity Fund, Columbia VP – Emerging Markets Opportunity Fund, Columbia VP – International Opportunity Fund, Columbia VP – Large Cap Growth Fund, Columbia VP – Mid Cap Growth Opportunity Fund, Columbia VP – Mid Cap Value Opportunity Fund, Columbia VP – Select Large-Cap Value Fund, Columbia VP – Select Smaller-Cap Value Fund, VP – Davis New York Venture Fund, VP – Goldman Sachs Mid Cap Value Fund and VP – Partners Small Cap Value Fund the maximum adjustment (increase or decrease) was 0.12% of the Fund’s average net assets on an annual basis and for Columbia VP – Balanced Fund the maximum adjustment (increase or decrease) was 0.08% of the Fund’s average net assets on an annual basis. The corresponding Lipper Index against which the Fund’s performance was measured for purposes of the performance incentive adjustment is shown in the table below.

Fund	Lipper Index
Columbia VP – Balanced Fund	Lipper Balanced Funds Index

Columbia VP – Diversified Equity Income Fund	Lipper Equity Income Funds Index

Columbia VP – Dynamic Equity Fund	Lipper Large-Cap Core Funds Index

Columbia VP – Emerging Markets Opportunity Fund	Lipper Emerging Markets Funds Index

Columbia VP – International Opportunity Fund	Lipper International Large-Cap Core Funds Index

Columbia VP – Large Cap Growth Fund	Lipper Large-Cap Growth Funds Index

Columbia VP – Mid Cap Growth Opportunity Fund	Lipper Mid-Cap Growth Funds Index

Columbia VP – Mid Cap Value Opportunity Fund	Lipper Mid-Cap Value Funds Index

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Fund	Lipper Index
Columbia VP – Select Large-Cap Value Fund	Lipper Large-Cap Value Funds Index

Columbia VP – Select Smaller-Cap Value Fund	Lipper Small-Cap Core Funds Index

VP – Davis New York Venture Fund	Lipper Large-Cap Core Funds Index

VP – Goldman Sachs Mid Cap Value Fund	Lipper Mid-Cap Value Funds Index

VP – Partners Small Cap Value Fund	Lipper Small-Cap Value Funds Index

Under the IMS Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.

A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Fund’s Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all funds in the Fund Family. For certain Funds the new IMS Agreement includes changes to the investment advisory fee rates payable to Columbia Management and/or the elimination of the performance incentive adjustment (PIA). The table below outlines the applicable Funds with fee structure changes and the timing of such changes:

New IMS Fee Schedule
(as a % of average
Fund	daily net assets)	PIA Eliminated	Date of change
Columbia VP – Balanced Fund	declines from 0.660% to 0.490% as net assets increase	X	April 30, 2011

Columbia VP – Diversified Bond Fund	declines from 0.430% to 0.300% as net assets increase	N/A	April 30, 2011

Columbia VP – Diversified Equity Income Fund	declines from 0.660% to 0.490% as net assets increase	X	April 30, 2011

Columbia VP – Dynamic Equity Fund	declines from 0.710% to 0.540% as net assets increase	X	April 30, 2011

Columbia VP – Emerging Markets Opportunity Fund	N/A	X	April 30, 2011

Columbia VP – Global Bond Fund	declines from 0.570% to 0.470% as net assets increase*	N/A	April 30, 2011

Columbia VP – High Yield Bond Fund	declines from 0.590% to 0.360% as net assets increase*	N/A	April 30, 2011

Columbia VP – Income Opportunities Fund	declines from 0.590% to 0.360% as net assets increase*	N/A	April 30, 2011

Columbia VP – International Opportunity Fund	declines from 0.800% to 0.570% as net assets increase*	X	April 30, 2011

Columbia VP – Large Cap Growth Fund	declines from 0.710% to 0.540% as net assets increase	X	April 30, 2011

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New IMS Fee Schedule
(as a % of average
Fund	daily net assets)	PIA Eliminated	Date of change
Columbia VP – Mid Cap Growth Opportunity Fund	declines from 0.760% to 0.620% as net assets increase	X	April 1, 2011

Columbia VP – Mid Cap Value Opportunity Fund	declines from 0.760% to 0.620% as net assets increase	X	April 30, 2011

Columbia VP – S&P 500 Index Fund	0.10%*	N/A	April 30, 2011

Columbia VP – Select Large-Cap Value Fund	declines from 0.710% to 0.540% as net assets increase	X	March 1, 2011

Columbia VP – Select Smaller-Cap Value Fund	declines from 0.790% to 0.700% as net assets increase	X	March 1, 2011

Columbia VP – Short Duration U.S. Government Fund	declines from 0.360% to 0.240% as net assets increase*	N/A	April 30, 2011

VP – Davis New York Venture Fund	N/A	X	April 1, 2011

VP – Goldman Sachs Mid Cap Value Fund	N/A	X	April 30, 2011

VP – Partners Small Cap Value Fund	N/A	X	April 30, 2011

*	The new IMS Fee Schedule for the Fund reflects a decrease to the investment advisory fee rates payable by the Fund.

A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Funds’ annual shareholder report for the year ended Dec. 31, 2010.

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Buying and Selling Shares

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

Each Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.

	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors	Shares of the Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the distributor.
Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your contract, qualified pension and retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and each Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. These fees are calculated daily, may vary by share class and are intended to compensate the distributor and/or selling and/or servicing agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The Funds will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Funds may reduce or discontinue payments at any time.

Selling and/or Servicing Agent Compensation

The distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the funds in the Fund Family (the Funds). The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the distributor attributable to that intermediary, gross sales of the Funds distributed by the distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Funds attributable to the intermediary. The distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the distributor and the investment manager, and the products they offer, including the Funds.

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Amounts paid by the distributor and the investment manager and their affiliates are paid out of the distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the distributor and the investment manager have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

BUYING, SELLING AND TRANSFERRING SHARES

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own unique fees and other features. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by a Fund.

Shares of a Fund are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies and qualified pension and retirement plan sponsors.

Shares of a Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in good form by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling and/or servicing agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts at participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in a Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

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Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares — Excessive Trading Practices Policy of Non-Money Market Funds for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares. However, since frequent purchases and sales of money market fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market funds) and disrupting portfolio management strategies, each of the money market funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market funds have no limits on buy or exchange transactions. In addition, each of the money market funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the fund shares at any time.

Distributions and Taxes

REINVESTMENTS

All distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: Columbia VP – Cash Management Fund, Columbia VP – Diversified Bond Fund, Columbia VP – Emerging Markets Opportunity Fund, Columbia VP – Global Bond Fund, Columbia VP – Global Inflation Protected Securities Fund, Columbia VP – High Yield Bond Fund, Columbia VP – Income Opportunities Fund, Columbia VP – International Opportunity Fund, and Columbia VP – Short Duration U.S. Government Fund.

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Each of the following Funds is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders: Columbia VP – Balanced Fund, Columbia VP – Diversified Equity Income Fund, Columbia VP – Dynamic Equity Fund, Columbia VP – Mid Cap Growth Opportunity Fund, Columbia VP – Mid Cap Value Opportunity Fund, Columbia VP – S&P 500 Index Fund, Columbia VP – Large Cap Growth Fund, Columbia VP – Select Large-Cap Value Fund, Columbia VP – Select Smaller-Cap Value Fund, VP – Davis New York Venture Fund, VP – Goldman Sachs Mid Cap Value Fund and VP – Partners Small Cap Value Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Funds.

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation), 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund. The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to all funds in the Fund Family, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other funds in the Fund Family, including the Funds (collectively referred to as underlying funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including, but not limited to Columbia Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the Fund Family and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  147p

Potential Conflicts of Interest

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

148p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. For the periods ended 2009 and after, per share net investment income (loss) amounts of the Funds, except Columbia VP – Cash Management Fund, are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2007 has been derived from the financial statements audited by the Funds’ Independent Registered Public Accounting Firm Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Dec. 31, 2006 was audited by a different Independent Registered Public Accounting Firm.

Columbia VP — Balanced Fund

						Year ended
Class 3(a)	Year ended Dec. 31,					Aug. 31,
Per share data	2010	2009	2008	2007	2006(b)	2006
Net asset value, beginning of period	$12.29	$9.89	$15.09	$15.61	$15.44	$15.18

Income from investment operations:
Net investment income (loss)	.27	.29	.46	.43	.13	.41
Net gains (losses) (both realized and unrealized)	1.27	2.11	(4.72)	(.16)	1.04	.72

Total from investment operations	1.54	2.40	(4.26)	.27	1.17	1.13

Less distributions:
Dividends from net investment income	—	—	(.03)	(.45)	(.10)	(.41)
Distributions from realized gains	—	—	(.91)	(.34)	(.90)	(.46)

Total distributions	—	—	(.94)	(.79)	(1.00)	(.87)

Net asset value, end of period	$13.83	$12.29	$9.89	$15.09	$15.61	$15.44

Total return	12.53%	24.23%	(29.92% )	1.74%	7.73%	7.76%

Ratios to average net assets(c)
Total expenses	.83%	.73%	.71%	.80%	.84% (d)	.77%

Net investment income (loss)	2.15%	2.75%	3.27%	2.65%	2.43% (d)	2.63%

Supplemental data
Net assets, end of period (in millions)	$960	$1,016	$921	$1,731	$2,071	$2,046

Portfolio turnover rate(e)	156%	208%	131%	118%	38%	130%

(a)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(b)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96%, 164% and 82% for the years ended Dec. 31, 2010, 2009 and 2008, respectively.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  149p

Columbia VP — Cash Management Fund

	Year ended(a)
Class 1	Dec. 31,
Per share data	2010
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	.00	(b)
Net gains (losses) (both realized and unrealized)	.00	(b)
Increase from payments by affiliate	.00	(b)

Total from investment operations	.00	(b)

Less distributions:
Dividends from net investment income	(.00	)(b)

Net asset value, end of period	$1.00

Total return	.01%	(c)

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.51%	(d)

Net expenses after expense waiver/reimbursement(e)	.23%	(d)

Net investment income (loss)	.01%	(d)

Supplemental data
Net assets, end of period (in millions)	$213

	Year ended(a)
Class 2	Dec. 31,
Per share data	2010
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	.00	(b)
Net gains (losses) (both realized and unrealized)	.00	(b)
Increase from payments by affiliate	.00	(b)

Total from investment operations	.00	(b)

Less distributions:
Dividends from net investment income	(.00	)(b)

Net asset value, end of period	$1.00

Total return	.02%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.76%	(d)

Net expenses after expense waiver/reimbursement(e)	.23%	(d)

Net investment income (loss)	.00%	(d),(f)

Supplemental data
Net assets, end of period (in millions)	$4

See accompanying Notes to Financial Highlights.

150p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Cash Management Fund (continued)

										Year ended
Class 3(g)	Year ended Dec. 31,									Aug. 31,
Per share data	2010		2009		2008		2007	2006(h)		2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income (loss)	.00	(b)	.00	(b)	.02		.05	.02		.04
Net gains (losses) (both realized and unrealized)	.00	(b)	.00	(b)	.00	(b)	—	—		—
Increase from payments by affiliate	.00	(b)	.00	(b)	.00	(b)	—	—		—

Total from investment operations	.00	(b)	.00	(b)	.02		.05	.02		.04

Less distributions:
Dividends from net investment income	(.00	)(b)	(.00	)(b)	(.02)		(.05)	(.02)		(.04)

Proceeds from regulatory settlement	—		(.00	)(b)	—		—	—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total return	.01%	(c)	.16%	(i)	2.31%	(j)	4.75%	1.54%		4.01%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.62%		.64%		.62%		.60%	.60%	(d)	.67%

Net expenses after expense waiver/reimbursement(e)	.22%		.47%		.62%		.60%	.60%	(d)	.67%

Net investment income (loss)	.01%		.07%		2.27%		4.72%	4.66%	(d)	4.01%

Supplemental data
Net assets, end of period (in millions)	$622		$959		$1,673		$1,338	$1,055		$999

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Rounds to less than $0.01 per share.

(c)	During the year ended Dec. 31, 2010, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.04% for Class 1 and 0.28% for Class 3.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds for the years ended Dec. 31, 2009 and 2008, respectively.

(f)	Rounds to less than 0.01%.

(g)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(h)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(i)	During the year ended Dec. 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.09% for Class 3.

(j)	During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57% for Class 3.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  151p

Columbia VP — Diversified Bond Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.14

Income from investment operations:
Net investment income (loss)	.28
Net gains (losses) (both realized and unrealized)	.23

Total from investment operations	.51

Less distributions:
Dividends from net investment income	(.65)

Net asset value, end of period	$11.00

Total return	4.73%

Ratios to average net assets(b)
Total expenses	.61%	(c)

Net investment income (loss)	3.94%	(c)

Supplemental data
Net assets, end of period (in millions)	$2,224

Portfolio turnover rate(d)	382%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.14

Income from investment operations:
Net investment income (loss)	.25
Net gains (losses) (both realized and unrealized)	.24

Total from investment operations	.49

Less distributions:
Dividends from net investment income	(.64)

Net asset value, end of period	$10.99

Total return	4.60%

Ratios to average net assets(b)
Total expenses	.85%	(c)

Net investment income (loss)	3.44%	(c)

Supplemental data
Net assets, end of period (in millions)	$3

Portfolio turnover rate(d)	382%

See accompanying Notes to Financial Highlights.

152p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Bond Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$10.76	$9.80	$10.50	$10.47	$10.39		$10.66

Income from investment operations:
Net investment income (loss)	.40	.43	.50	.50	.16		.43
Net gains (losses) (both realized and unrealized)	.48	.95	(1.15)	.03	.08		(.27)

Total from investment operations	.88	1.38	(.65)	.53	.24		.16

Less distributions:
Dividends from net investment income	(.64)	(.42)	(.05)	(.49)	(.16)		(.43)
Tax return of capital	—	—	—	(.01)	—		—

Total distributions	(.64)	(.42)	(.05)	(.50)	(.16)		(.43)

Net asset value, end of period	$11.00	$10.76	$9.80	$10.50	$10.47		$10.39

Total return	8.33%	14.42%	(6.32% )	5.20%	2.32%		1.58%

Ratios to average net assets(b)
Total expenses	.71%	.71%	.72%	.74%	.74%	(c)	.80%

Net investment income (loss)	3.62%	4.12%	4.77%	4.79%	4.57%	(c)	4.15%

Supplemental data
Net assets, end of period (in millions)	$1,712	$5,577	$4,480	$4,353	$2,745		$2,325

Portfolio turnover rate(d)	382%	434%	231%	289%	109%		292%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 256%, 308% and 120% for the years ended Dec. 31, 2010, 2009 and 2008, respectively.

(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  153p

Columbia VP — Diversified Equity Income Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$12.05

Income from investment operations:
Net investment income (loss)	.13
Net gains (losses) (both realized and unrealized)	1.01

Total from investment operations	1.14

Net asset value, end of period	$13.19

Total return	9.46%

Ratios to average net assets(b)
Total expenses	.78%	(c)

Net investment income (loss)	1.68%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,555

Portfolio turnover rate	26%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$12.05

Income from investment operations:
Net investment income (loss)	.11
Net gains (losses) (both realized and unrealized)	.99

Total from investment operations	1.10

Net asset value, end of period	$13.15

Total return	9.13%

Ratios to average net assets(b)
Total expenses	1.03%	(c)

Net investment income (loss)	1.37%	(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	26%

See accompanying Notes to Financial Highlights.

154p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Diversified Equity Income Fund (continued)

						Year ended
Class 3(d)	Year ended Dec. 31,					Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)	2006
Net asset value, beginning of period	$11.27	$8.84	$16.24	$15.48	$15.09	$13.83

Income from investment operations:
Net investment income (loss)	.17	.20	.23	.24	.07	.23
Net gains (losses) (both realized and unrealized)	1.73	2.23	(6.35)	.98	1.33	1.80

Total from investment operations	1.90	2.43	(6.12)	1.22	1.40	2.03

Less distributions:
Dividends from net investment income	—	—	(.01)	(.25)	(.05)	(.22)
Distributions from realized gains	—	—	(1.27)	(.21)	(.96)	(.55)

Total distributions	—	—	(1.28)	(.46)	(1.01)	(.77)

Net asset value, end of period	$13.17	$11.27	$8.84	$16.24	$15.48	$15.09

Total return	16.83%	27.46%	(40.47% )	8.02%	9.37%	15.19%

Ratios to average net assets(b)
Total expenses	.90%	.76%	.86%	.86%	.91% (c)	.91%

Net investment income (loss)	1.42%	2.14%	2.03%	1.47%	1.39% (c)	1.61%

Supplemental data
Net assets, end of period (in millions)	$1,573	$3,857	$2,765	$4,079	$3,446	$2,877

Portfolio turnover rate	26%	49%	41%	29%	5%	27%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  155p

Columbia VP — Dynamic Equity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$18.00

Income from investment operations:
Net investment income (loss)	.20
Net gains (losses) (both realized and unrealized)	1.14

Total from investment operations	1.34

Net asset value, end of period	$19.34

Total return	7.45%

Ratios to average net assets(b)
Total expenses	.84%	(c)

Net investment income (loss)	1.77%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	87%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$18.00

Income from investment operations:
Net investment income (loss)	.17
Net gains (losses) (both realized and unrealized)	1.15

Total from investment operations	1.32

Net asset value, end of period	$19.32

Total return	7.33%

Ratios to average net assets(b)
Total expenses	1.11%	(c)

Net investment income (loss)	1.46%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	87%

See accompanying Notes to Financial Highlights.

156p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Dynamic Equity Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$16.46	$13.26	$25.27	$25.04	$22.91		$21.48

Income from investment operations:
Net investment income (loss)	.23	.26	.38	.35	.09		.29
Net gains (losses) (both realized and unrealized)	2.63	2.94	(10.22)	.39	2.10		1.43

Total from investment operations	2.86	3.20	(9.84)	.74	2.19		1.72

Less distributions:
Dividends from net investment income	—	—	(.04)	(.34)	(.06)		(.29)
Distributions from realized gains	—	—	(2.13)	(.17)	—		—

Total distributions	—	—	(2.17)	(.51)	(.06)		(.29)

Net asset value, end of period	$19.32	$16.46	$13.26	$25.27	$25.04		$22.91

Total return	17.37%	24.13%	(42.16% )	2.93%	9.59%		8.02%

Ratios to average net assets(b)
Total expenses	.94%	.71%	.72%	.86%	.83%	(c)	.82%

Net investment income (loss)	1.36%	1.87%	1.77%	1.29%	1.16%	(c)	1.30%

Supplemental data
Net assets, end of period (in millions)	$1,373	$1,393	$1,349	$3,023	$3,737		$3,733

Portfolio turnover rate	87%	70%	109%	66%	21%		85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  157p

Columbia VP — Emerging Markets Opportunity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$15.68

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	2.33

Total from investment operations	2.40

Less distributions:
Dividends from net investment income	(.13)

Net asset value, end of period	$17.95

Total return	15.48%

Ratios to average net assets(b)
Total expenses	1.37%	(c)

Net investment income (loss)	.71%	(c)

Supplemental data
Net assets, end of period (in millions)	$490

Portfolio turnover rate	86%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$15.68

Income from investment operations:
Net investment income (loss)	(.04)
Net gains (losses) (both realized and unrealized)	2.41

Total from investment operations	2.37

Less distributions:
Dividends from net investment income	(.13)

Net asset value, end of period	$17.92

Total return	15.24%

Ratios to average net assets(b)
Total expenses	1.56%	(c)

Net investment income (loss)	(.33%	)(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate	86%

See accompanying Notes to Financial Highlights.

158p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Emerging Markets Opportunity Fund (continued)

								Year ended
Class 3(d)	Year ended Dec. 31,							Aug. 31,
Per share data	2010	2009		2008	2007	2006(e)		2006
Net asset value, beginning of period	$15.20	$8.76		$22.49	$17.35	$16.32		$13.14

Income from investment operations:
Net investment income (loss)	.11	.06		.16	.14	(.02)		.09
Net gains (losses) (both realized and unrealized)	2.85	6.42		(10.66)	6.11	3.21		3.85

Total from investment operations	2.96	6.48		(10.50)	6.25	3.19		3.94

Less distributions:
Dividends from net investment income	(.22)	(.04)		(.12)	(.11)	—		(.06)
Distributions from realized gains	—	—		(3.11)	(1.00)	(2.16)		(.70)

Total distributions	(.22)	(.04)		(3.23)	(1.11)	(2.16)		(.76)

Proceeds from regulatory settlement	—	.00	(f)	—	—	—		—

Net asset value, end of period	$17.94	$15.20		$8.76	$22.49	$17.35		$16.32

Total return	19.76%	74.08%		(53.71% )	38.11%	20.17%		30.97%

Ratios to average net assets(b)
Total expenses	1.45%	1.42%		1.61%	1.50%	1.51%	(c)	1.54%

Net investment income (loss)	.73%	.52%		1.06%	.73%	(.36%	)(c)	.68%

Supplemental data
Net assets, end of period (in millions)	$557	$912		$713	$962	$548		$427

Portfolio turnover rate	86%	145%	(g)	140%	124%	46%		146%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	Rounds to less than $0.01 per share.

(g)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on Feb. 13, 2009 in exchange for Fund shares issued.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  159p

Columbia VP — Global Bond Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.41

Income from investment operations:
Net investment income (loss)	.25
Net gains (losses) (both realized and unrealized)	.50

Total from investment operations	.75

Less distributions:
Dividends from net investment income	(.46)

Net asset value, end of period	$11.70

Total return	6.72%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.85%	(c)

Net expenses after expense waiver/reimbursement(d)	.85%	(c)

Net investment income (loss)	3.35%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,087

Portfolio turnover rate	66%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.41

Income from investment operations:
Net investment income (loss)	.22
Net gains (losses) (both realized and unrealized)	.51

Total from investment operations	.73

Less distributions:
Dividends from net investment income	(.45)

Net asset value, end of period	$11.69

Total return	6.54%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11%	(c)

Net expenses after expense waiver/reimbursement(d)	1.10%	(c)

Net investment income (loss)	2.90%	(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate	66%

See accompanying Notes to Financial Highlights.

160p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Bond Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$11.50	$10.50	$11.32	$10.90	$10.79		$11.02

Income from investment operations:
Net investment income (loss)	.45	.31	.42	.38	.12		.30
Net gains (losses) (both realized and unrealized)	.29	.88	(.46)	.44	.11		(.17)

Total from investment operations	.74	1.19	(.04)	.82	.23		.13

Less distributions:
Dividends from net investment income	(.54)	(.19)	(.77)	(.40)	(.12)		(.31)
Distributions from realized gains	—	—	(.01)	—	—		(.05)

Total distributions	(.54)	(.19)	(.78)	(.40)	(.12)		(.36)

Net asset value, end of period	$11.70	$11.50	$10.50	$11.32	$10.90		$10.79

Total return	6.58%	11.38%	(.44% )	7.65%	2.15%		1.27%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.95%	.97%	.97%	1.00%	1.00%	(c)	1.06%

Net expenses after expense waiver/reimbursement(d)	.95%	.96%	.97%	1.00%	1.00%	(c)	1.06%

Net investment income (loss)	3.87%	2.78%	3.56%	3.45%	3.22%	(c)	2.85%

Supplemental data
Net assets, end of period (in millions)	$520	$1,676	$1,439	$1,328	$782		$692

Portfolio turnover rate	66%	77%	62%	69%	20%		65%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  161p

Columbia VP — Global Inflation Protected Securities Fund

Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.61

Income from investment operations:
Net investment income (loss)	.21
Net gains (losses) (both realized and unrealized)	(.02)

Total from investment operations	.19

Less distributions:
Dividends from net investment income	(.24)
Distributions from realized gains	(.02)

Total distributions	(.26)

Net asset value, end of period	$9.54

Total return	2.06%

Ratios to average net assets(b)
Total expenses	.58% (c)

Net investment income (loss)	3.34% (c)

Supplemental data
Net assets, end of period (in millions)	$2,209

Portfolio turnover rate	66%

Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.61

Income from investment operations:
Net investment income (loss)	.39
Net gains (losses) (both realized and unrealized)	(.22)

Total from investment operations	.17

Less distributions:
Dividends from net investment income	(.24)
Distributions from realized gains	(.02)

Total distributions	(.26)

Net asset value, end of period	$9.52

Total return	1.80%

Ratios to average net assets(b)
Total expenses	.81% (c)

Net investment income (loss)	6.34% (c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	66%

See accompanying Notes to Financial Highlights.

162p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Global Inflation Protected Securities Fund (continued)

									Year ended
Class 3(d)	Year ended Dec. 31,								Aug. 31,
Per share data	2010		2009		2008	2007	2006(e)		2006
Net asset value, beginning of period	$9.40		$10.06		$10.28	$9.76	$10.04		$10.19

Income from investment operations:
Net investment income (loss)	.19		.13		.43	.52	.06		.47
Net gains (losses) (both realized and unrealized)	.20		.50		(.40)	.24	(.10)		(.26)

Total from investment operations	.39		.63		.03	.76	(.04)		.21

Less distributions:
Dividends from net investment income	(.23)		(1.29)		(.25)	(.24)	(.24)		(.34)
Distributions from realized gains	(.02)		(.00	)(f)	—	—	—		(.02)

Total distributions	(.25)		(1.29)		(.25)	(.24)	(.24)		(.36)

Net asset value, end of period	$9.54		$9.40		$10.06	$10.28	$9.76		$10.04

Total return	4.13%		6.84%		.14%	7.93%	(.49%	)	2.18%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.70%	(c)	.71%		.73%	.74%	.72%	(c)	.77%

Net expenses after expense waiver/reimbursement(g)	.70%	(c)	.71%		.72%	.72%	.72%	(c)	.72%

Net investment income (loss)	1.96%	(c)	1.41%		3.95%	4.50%	1.09%	(c)	4.23%

Supplemental data
Net assets, end of period (in millions)	$331		$2,348		$983	$820	$582		$403

Portfolio turnover rate	66%		135%		54%	80%	—%		75%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was as unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	Rounds to less than $0.01 per share.

(g)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  163p

Columbia VP — High Yield Bond Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$7.09

Income from investment operations:
Net investment income (loss)	.34
Net gains (losses) (both realized and unrealized)	.16

Total from investment operations	.50

Less distributions:
Dividends from net investment income	(.65)

Net asset value, end of period	$6.94

Total return	7.98%

Ratios to average net assets(b)
Total expenses	.75%	(c)

Net investment income (loss)	7.70%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	88%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$7.09

Income from investment operations:
Net investment income (loss)	.30
Net gains (losses) (both realized and unrealized)	.18

Total from investment operations	.48

Less distributions:
Dividends from net investment income	(.64)

Net asset value, end of period	$6.93

Total return	7.79%

Ratios to average net assets(b)
Total expenses	1.05%	(c)

Net investment income (loss)	6.83%	(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate	88%

See accompanying Notes to Financial Highlights.

164p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — High Yield Bond Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$6.71	$4.84	$6.48	$6.85	$6.68		$6.76

Income from investment operations:
Net investment income (loss)	.52	.55	.66	.50	.16		.47
Net gains (losses) (both realized and unrealized)	.34	1.94	(2.28)	(.37)	.19		(.09)

Total from investment operations	.86	2.49	(1.62)	.13	.35		.38

Less distributions:
Dividends from net investment income	(.64)	(.62)	(.02)	(.50)	(.18)		(.46)

Net asset value, end of period	$6.93	$6.71	$4.84	$6.48	$6.85		$6.68

Total return	13.96%	53.86%	(25.19% )	1.86%	5.43%		5.76%

Ratios to average net assets(b)
Total expenses	.88%	.86%	.89%	.87%	.88%	(c)	.87%

Net investment income (loss)	7.65%	9.43%	8.84%	7.38%	7.35%	(c)	7.02%

Supplemental data
Net assets, end of period (in millions)	$678	$727	$522	$1,032	$1,216		$1,192

Portfolio turnover rate	88%	102%	58%	84%	29%		106%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  165p

Columbia VP — Income Opportunities Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.25

Income from investment operations:
Net investment income (loss)	.51
Net gains (losses) (both realized and unrealized)	.23

Total from investment operations	.74

Less distributions:
Dividends from net investment income	(1.30)

Net asset value, end of period	$10.69

Total return	7.68%

Ratios to average net assets(b)
Total expenses	.78%	(c)

Net investment income (loss)	7.47%	(c)

Supplemental data
Net assets, end of period (in millions)	$842

Portfolio turnover rate	77%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.25

Income from investment operations:
Net investment income (loss)	.47
Net gains (losses) (both realized and unrealized)	.24

Total from investment operations	.71

Less distributions:
Dividends from net investment income	(1.29)

Net asset value, end of period	$10.67

Total return	7.44%

Ratios to average net assets(b)
Total expenses	1.01%	(c)

Net investment income (loss)	6.87%	(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	77%

See accompanying Notes to Financial Highlights.

166p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Income Opportunities Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$10.71	$7.99	$9.86	$10.32	$10.08		$10.39

Income from investment operations:
Net investment income (loss)	.81	.84	.69	.70	.22		.64
Net gains (losses) (both realized and unrealized)	.47	2.46	(2.54)	(.44)	.24		(.26)

Total from investment operations	1.28	3.30	(1.85)	.26	.46		.38

Less distributions:
Dividends from net investment income	(1.28)	(.58)	(.02)	(.68)	(.22)		(.64)
Distributions from realized gains	—	—	—	(.02)	—		(.05)
Tax return of capital	—	—	—	(.02)	—		—

Total distributions	(1.28)	(.58)	(.02)	(.72)	(.22)		(.69)

Net asset value, end of period	$10.71	$10.71	$7.99	$9.86	$10.32		$10.08

Total return	13.04%	42.41%	(18.82% )	2.65%	4.66%		3.76%

Ratios to average net assets(b)
Total expenses	.86%	.88%	.92%	.91%	.90%	(c)	.96%

Net investment income (loss)	7.38%	8.63%	8.04%	6.89%	6.72%	(c)	6.39%

Supplemental data
Net assets, end of period (in millions)	$252	$2,004	$755	$736	$409		$259

Portfolio turnover rate	77%	70%	76%	98%	29%		87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  167p

Columbia VP — International Opportunity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.67

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	1.49

Total from investment operations	1.52

Less distributions:
Dividends from net investment income	(.10)

Net asset value, end of period	$12.09

Total return	14.47%

Ratios to average net assets(b)
Total expenses	1.11%	(c)

Net investment income (loss)	.47%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	76%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.67

Income from investment operations:
Net investment income (loss)	(.09)
Net gains (losses) (both realized and unrealized)	1.59

Total from investment operations	1.50

Less distributions:
Dividends from net investment income	(.10)

Net asset value, end of period	$12.07

Total return	14.24%

Ratios to average net assets(b)
Total expenses	1.41%	(c)

Net investment income (loss)	(1.15%	)(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	76%

See accompanying Notes to Financial Highlights.

168p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — International Opportunity Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009		2008	2007	2006(e)	2006
Net asset value, beginning of period	10.77	$8.58		$14.71	$13.19	$12.24	$10.02

Income from investment operations:
Net investment income (loss)	.08	.14		.27	.13	.02	.12
Net gains (losses) (both realized and unrealized)	1.38	2.19		(6.12)	1.53	1.04	2.27

Total from investment operations	1.46	2.33		(5.85)	1.66	1.06	2.39

Less distributions:
Dividends from net investment income	(.15)	(.14)		(.28)	(.14)	(.10)	(.17)
Tax return of capital	—	—		—	—	(.01)	—

Total distributions	(.15)	(.14)		(.28)	(.14)	(.11)	(.17)

Proceeds from regulatory settlement	—	.00	(f)	—	—	—	—

Net asset value, end of period	$12.08	$10.77		$8.58	$14.71	$13.19	$12.24

Total return	13.89%	27.54%	(g)	(40.43% )	12.68%	8.72%	23.82%

Ratios to average net assets(b)
Total expenses	1.13%	1.16%		1.15%	1.01%	1.08% (c)	1.12%

Net investment income (loss)	.78%	1.57%		2.21%	.94%	.55% (c)	1.04%

Supplemental data
Net assets, end of period (in millions)	$528	$562		$535	$1,195	$1,311	$1,266

Portfolio turnover rate	76%	90%		61%	94%	20%	74%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	Rounds to less than $0.01 per share.

(g)	During the year ended Dec. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  169p

Columbia VP — Large Cap Growth Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$6.34

Income from investment operations:
Net investment income (loss)	.02
Net gains (losses) (both realized and unrealized)	.46

Total from investment operations	.48

Net asset value, end of period	$6.82

Total return	7.57%

Ratios to average net assets(b)
Total expenses	.83%	(c)

Net investment income (loss)	.60%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	152%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$6.34

Income from investment operations:
Net investment income (loss)	.02
Net gains (losses) (both realized and unrealized)	.45

Total from investment operations	.47

Net asset value, end of period	$6.81

Total return	7.41%

Ratios to average net assets(b)
Total expenses	1.09%	(c)

Net investment income (loss)	.50%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	152%

See accompanying Notes to Financial Highlights.

170p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Large Cap Growth Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$5.82	$4.25	$7.65	$7.50	$6.93		$6.61

Income from investment operations:
Net investment income (loss)	.02	.03	.10	.08	.01		.06
Net gains (losses) (both realized and unrealized)	.98	1.54	(3.48)	.15	.57		.33

Total from investment operations	1.00	1.57	(3.38)	.23	.58		.39

Less distributions:
Dividends from net investment income	—	—	(.02)	(.08)	(.01)		(.07)

Net asset value, end of period	$6.82	$5.82	$4.25	$7.65	$7.50		$6.93

Total return	17.16%	37.00%	(44.35% )	3.07%	8.27%		5.79%

Ratios to average net assets(b)
Total expenses	.93%	.80%	.75%	.89%	1.01%	(c)	.91%

Net investment income (loss)	.34%	.71%	1.36%	1.01%	.59%	(c)	1.04%

Supplemental data
Net assets, end of period (in millions)	$233	$240	$275	$627	$640		$612

Portfolio turnover rate	152%	152%	150%	116%	30%		156%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  171p

Columbia VP — Mid Cap Growth Opportunity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$13.30

Income from investment operations:
Net investment income (loss)	(.01)
Net gains (losses) (both realized and unrealized)	1.26

Total from investment operations	1.25

Net asset value, end of period	$14.55

Total return	9.40%

Ratios to average net assets(b)
Total expenses	.81%	(c)

Net investment income (loss)	(.09%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	100%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$13.30

Income from investment operations:
Net investment income (loss)	(.03)
Net gains (losses) (both realized and unrealized)	1.26

Total from investment operations	1.23

Net asset value, end of period	$14.53

Total return	9.25%

Ratios to average net assets(b)
Total expenses	1.09%	(c)

Net investment income (loss)	(.31%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	100%

See accompanying Notes to Financial Highlights.

172p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Mid Cap Growth Opportunity Fund (continued)

									Year ended
Class 3(d)	Year ended Dec. 31,								Aug. 31,
Per share data	2010		2009		2008		2007	2006(e)	2006
Net asset value, beginning of period	$11.51		$7.04		$12.85		$11.42	$10.96	$12.43

Income from investment operations:
Net investment income (loss)	(.02)		(.01)		.00	(f)	(.02)	.03	(.01)
Net gains (losses) (both realized and unrealized)	3.04		4.48		(5.74)		1.58	.91	(.44)

Total from investment operations	3.02		4.47		(5.74)		1.56	.94	(.45)

Less distributions:
Dividends from net investment income	—		—		(.00	)(f)	(.01)	(.03)	—
Distributions from realized gains	—		—		(.07)		(.12)	(.45)	(1.02)

Total distributions	—		—		(.07)		(.13)	(.48)	(1.02)

Net asset value, end of period	$14.53		$11.51		$7.04		$12.85	$11.42	$10.96

Total return	26.28%		63.39%		(44.84%	)	13.74%	8.54%	(4.43% )

Ratios to average net assets(b)
Total expenses	.99%		1.07%		.88%		.86%	.88% (c)	.92%

Net investment income (loss)	(.19%	)	(.15%	)	(.01%	)	(.12% )	.70% (c)	(.14% )

Supplemental data
Net assets, end of period (in millions)	$408		$380		$256		$593	$690	$709

Portfolio turnover rate	100%		126%		70%		93%	24%	43%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	Rounds to less than $0.01 per share.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  173p

Columbia VP — Mid Cap Value Opportunity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.92

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.98

Total from investment operations	1.04

Net asset value, end of period	$10.96

Total return	10.48%

Ratios to average net assets(b)
Total expenses	.85%	(c)

Net investment income (loss)	.94%	(c)

Supplemental data
Net assets, end of period (in millions)	$720

Portfolio turnover rate	80%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.92

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.96

Total from investment operations	1.03

Net asset value, end of period	$10.95

Total return	10.38%

Ratios to average net assets(b)
Total expenses	1.12%	(c)

Net investment income (loss)	1.02%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	80%

See accompanying Notes to Financial Highlights.

174p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Mid Cap Value Opportunity Fund (continued)

								Year ended
Class 3(d)	Year ended Dec. 31,							Aug. 31,
Per share data	2010		2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$8.94		$6.34	$14.60	$13.49	$12.65		$11.42

Income from investment operations:
Net investment income (loss)	.06		.10	.08	.10	.05		.09
Net gains (losses) (both realized and unrealized)	1.95		2.50	(5.52)	1.29	.98		1.27

Total from investment operations	2.01		2.60	(5.44)	1.39	1.03		1.36

Less distributions:
Dividends from net investment income	—		—	—	(.11)	(.05)		(.09)
Distributions from realized gain	—		—	(2.82)	(.17)	(.14)		(.04)

Total distributions	—		—	(2.82)	(.28)	(.19)		(.13)

Net asset value, end of period	$10.95		$8.94	$6.34	$14.60	$13.49		$12.65

Total return	22.51%		40.93%	(45.10% )	10.35%	8.07%		11.93%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.00%	(c)	.85%	1.04%	1.03%	1.07%	(c)	1.44%

Net expenses after expense waiver/reimbursement(f)	1.00%	(c)	.85%	1.04%	1.03%	1.07%	(c)	1.11%

Net investment income (loss)	.65%	(c)	1.48%	1.01%	.72%	1.23%	(c)	1.02%

Supplemental data
Net assets, end of period (in millions)	$137		$242	$247	$355	$370		$228

Portfolio turnover rate	80%		39%	47%	77%	4%		60%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  175p

Columbia VP — S&P 500 Index Fund

							Year ended
Class 3(a)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(b)		2006
Net asset value, beginning of period	$7.51	$5.96	$9.83	$9.59	$8.85		$8.30

Income from investment operations:
Net investment income (loss)	.12	.12	.16	.15	.04		.13
Net gains (losses) (both realized and unrealized)	.98	1.43	(3.69)	.33	.77		.57

Total from investment operations	1.10	1.55	(3.53)	.48	.81		.70

Less distributions:
Dividends from net investment income	—	—	(.01)	(.17)	(.03)		(.13)
Distributions from realized gains	—	—	(.33)	(.07)	(.04)		(.02)

Total distributions	—	—	(.34)	(.24)	(.07)		(.15)

Net asset value, end of period	$8.61	$7.51	$5.96	$9.83	$9.59		$8.85

Total return	14.71%	26.00%	(37.10% )	5.01%	9.27%		8.38% (c)

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	.54%	.50%	.54%	.52%	.51%	(e)	.53%

Net expenses after expense waiver/reimbursement(f)	.53%	.50%	.51%	.50% (g)	.50%	(e)	.50%

Net investment income (loss)	1.58%	1.93%	1.79%	1.48%	1.44%	(e)	1.46%

Supplemental data
Net assets, end of period (in millions)	$216	$220	$193	$380	$392		$367

Portfolio turnover rate	22%	31%	4%	4%	2%		6%

(a)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(b)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(c)	The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.

(e)	Annualized.

(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(g)	Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.

176p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Large-Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.55

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.42

Total from investment operations	.49

Net asset value, end of period	$10.04

Total return	5.13%

Ratios to average net assets(b)
Total expenses	.94%	(c)

Net investment income (loss)	1.17%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	4%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.55

Income from investment operations:
Net investment income (loss)	.05
Net gains (losses) (both realized and unrealized)	.43

Total from investment operations	.48

Net asset value, end of period	$10.03

Total return	5.03%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.26%	(c)

Net expenses after expense waiver/reimbursement(d)	1.22%	(c)

Net investment income (loss)	.77%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	4%

See accompanying Notes to Financial Highlights.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  177p

Columbia VP — Select Large-Cap Value Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$8.31	$6.59	$11.12	$12.23	$11.71		$10.99

Income from investment operations:
Net investment income (loss)	.08	.10	.21	.17	.05		.17
Net gains (losses) (both realized and unrealized)	1.63	1.62	(4.52)	(.22)	1.13		.98

Total from investment operations	1.71	1.72	(4.31)	(.05)	1.18		1.15

Less distributions:
Dividends from net investment income	—	—	(.01)	(.17)	(.05)		(.17)
Distributions from realized gains	—	—	(.21)	(.89)	(.61)		(.26)

Total distributions	—	—	(.22)	(1.06)	(.66)		(.43)

Net asset value, end of period	$10.02	$8.31	$6.59	$11.12	$12.23		$11.71

Total return	20.52%	26.12%	(39.46% )	(.46% )	10.15%		10.75%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11%	1.24%	1.28%	1.08%	1.23%	(c)	1.20%

Net expenses after expense waiver/reimbursement(d)	1.08%	1.05%	.93%	1.04%	1.05%	(c)	1.02%

Net investment income (loss)	.89%	1.40%	2.08%	1.35%	1.33%	(c)	1.55%

Supplemental data
Net assets, end of period (in millions)	$30	$15	$10	$22	$25		$21

Portfolio turnover rate	4%	16%	75%	39%	13%		49%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

178p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Select Smaller-Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.40

Income from investment operations:
Net investment income (loss)	(.04)
Net gains (losses) (both realized and unrealized)	1.16

Total from investment operations	1.12

Net asset value, end of period	$11.52

Total return	10.77%

Ratios to average net assets(b)
Total expenses	1.09%	(c)

Net investment income (loss)	(.58%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	5%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.40

Income from investment operations:
Net investment income (loss)	(.05)
Net gains (losses) (both realized and unrealized)	1.15

Total from investment operations	1.10

Net asset value, end of period	$11.50

Total return	10.58%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.36%	(c)

Net expenses after expense waiver/reimbursement(d)	1.33%	(c)

Net investment income (loss)	(.66%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	5%

See accompanying Notes to Financial Highlights.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  179p

Columbia VP — Select Smaller-Cap Value Fund (continued)

									Year ended
Class 3(e)	Year ended Dec. 31,								Aug. 31,
Per share data	2010		2009		2008	2007	2006(f)		2006
Net asset value, beginning of period	$9.08		$6.49		$11.80	$13.03	$13.80		$15.11

Income from investment operations:
Net investment income (loss)	(.07)		(.04)		.02	.01	.01		—
Net gains (losses) (both realized and unrealized)	2.50		2.63		(4.23)	(.52)	1.11		.61

Total from investment operations	2.43		2.59		(4.21)	(.51)	1.12		.61

Less distributions:
Dividends from net investment income	—		—		—	(.02)	(.01)		—
Distributions from realized gains	—		—		(1.10)	(.70)	(1.88)		(1.92)

Total distributions	—		—		(1.10)	(.72)	(1.89)		(1.92)

Net asset value, end of period	$11.51		$9.08		$6.49	$11.80	$13.03		$13.80

Total return	26.79%		39.81%		(38.59% )	(4.19% )	8.14%		4.40%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.21%		1.09%		1.06%	1.01%	1.08%	(c)	1.06%

Net expenses after expense waiver/reimbursement(d)	1.20%		1.09%		.96%	1.01%	1.08%	(c)	1.06%

Net investment income (loss)	(.76%	)	(.56%	)	.19%	.06%	.22%	(c)	(.02% )

Supplemental data
Net assets, end of period (in millions)	$88		$79		$68	$161	$220		$218

Portfolio turnover rate	5%		6%		269%	150%	74%		132%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

180p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Short Duration U.S. Government Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.30

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.12

Total from investment operations	.19

Less distributions:
Dividends from net investment income	(.11)

Net asset value, end of period	$10.38

Total return	1.83%

Ratios to average net assets(b)
Total expenses	.63%	(c)

Net investment income (loss)	1.09%	(c)

Supplemental data
Net assets, end of period (in millions)	$734

Portfolio turnover rate(d)	323%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.30

Income from investment operations:
Net investment income (loss)	.05
Net gains (losses) (both realized and unrealized)	.11

Total from investment operations	.16

Less distributions:
Dividends from net investment income	(.10)

Net asset value, end of period	$10.36

Total return	1.59%

Ratios to average net assets(b)
Total expenses	.89%	(c)

Net investment income (loss)	.75%	(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate(d)	323%

See accompanying Notes to Financial Highlights.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  181p

Columbia VP — Short Duration U.S. Government Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$10.17	$9.95	$10.23	$10.13	$10.11		$10.21

Income from investment operations:
Net investment income (loss)	.12	.21	.32	.42	.13		.36
Net gains (losses) (both realized and unrealized)	.18	.33	(.58)	.10	.02		(.10)

Total from investment operations	.30	.54	(.26)	.52	.15		.26

Less distributions:
Dividends from net investment income	(.10)	(.32)	(.02)	(.42)	(.13)		(.36)

Net asset value, end of period	$10.37	$10.17	$9.95	$10.23	$10.13		$10.11

Total return	3.00%	5.53%	(2.64% )	5.33%	1.55%		2.61%

Ratios to average net assets(b)
Total expenses	.76%	.76%	.79%	.79%	.77%	(c)	.82%

Net investment income (loss)	1.15%	2.12%	3.19%	4.17%	3.97%	(c)	3.55%

Supplemental data
Net assets, end of period (in millions)	$418	$519	$503	$483	$457		$463

Portfolio turnover rate(d)	323%	428%	314%	213%	58%		236%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.

(c)	Annualized.

(d)	Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 203%, 350% and 190% for the years ended Dec. 31, 2010, 2009 and 2008, respectively.

(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

182p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Davis New York Venture Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.54

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.40

Total from investment operations	.46

Net asset value, end of period	$10.00

Total return	4.82%

Ratios to average net assets(b)
Total expenses	.82%	(c)

Net investment income (loss)	.98%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,348

Portfolio turnover rate	32%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.54

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.39

Total from investment operations	.45

Net asset value, end of period	$9.99

Total return	4.72%

Ratios to average net assets(b)
Total expenses	.88%	(c)

Net investment income (loss)	1.04%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	32%

See accompanying Notes to Financial Highlights.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  183p

VP — Davis New York Venture Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008		2007	2006(e)	2006(f)
Net asset value, beginning of period	$8.96	$6.82	$11.20		$10.92	$10.03	$10.06

Income from investment operations:
Net investment income (loss)	.03	.05	.06		.11	.03	.02
Net gains (losses) (both realized and unrealized)	1.00	2.09	(4.35)		.30	.91	(.03)

Total from investment operations	1.03	2.14	(4.29)		.41	.94	(.01)

Less distributions:
Dividends from net investment income	—	—	(.00	)(g)	(.11)	(.02)	(.02)
Distributions from realized gains	—	—	(.09)		(.02)	(.02)	—
Tax return of capital	—	—	—		—	(.01)	—

Total distributions	—	—	(.09)		(.13)	(.05)	(.02)

Net asset value, end of period	$9.99	$8.96	$6.82		$11.20	$10.92	$10.03

Total return	11.52%	31.33%	(38.58%	)	3.84%	9.30%	(.05%	)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.05%	.94%	1.06%		.99%	1.02% (c)	1.15%	(c)

Net expenses after expense waiver/reimbursement(h)	1.05%	.94%	1.03%		.99%	1.02% (c)	1.07%	(c)

Net investment income (loss)	.35%	.64%	.81%		1.03%	.83% (c)	1.27%	(c)

Supplemental data
Net assets, end of period (in millions)	$80	$2,023	$842		$786	$397	$232

Portfolio turnover rate	32%	21%	18%		12%	3%	3%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	For the period from May 1, 2006 (when shares became available) to Aug. 31, 2006.

(g)	Rounds to less than $0.01 per share.

(h)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

184p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Goldman Sachs Mid Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.44

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.68

Total from investment operations	.74

Net asset value, end of period	$11.18

Total return	7.09%

Ratios to average net assets(b)
Total expenses	.92%	(c)

Net investment income (loss)	.92%	(c)

Supplemental data
Net assets, end of period (in millions)	$887

Portfolio turnover rate	85%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.44

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.66

Total from investment operations	.73

Net asset value, end of period	$11.17

Total return	6.99%

Ratios to average net assets(b)
Total expenses	1.19%	(c)

Net investment income (loss)	.98%	(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	85%

See accompanying Notes to Financial Highlights.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  185p

VP — Goldman Sachs Mid Cap Value Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$9.17	$6.72	$10.69	$11.37	$11.72		$11.45

Income from investment operations:
Net investment income (loss)	.06	.10	.16	.11	.04		.25
Net gains (losses) (both realized and unrealized)	1.95	2.35	(4.05)	.59	.79		.44

Total from investment operations	2.01	2.45	(3.89)	.70	.83		.69

Less distributions:
Dividends from net investment income	—	—	—	(.13)	(.03)		(.25)
Distributions from realized gains	—	—	(.08)	(1.25)	(1.15)		(.17)

Total distributions	—	—	(.08)	(1.38)	(1.18)		(.42)

Net asset value, end of period	$11.18	$9.17	$6.72	$10.69	$11.37		$11.72

Total return	21.87%	36.47%	(36.58% )	6.03%	7.13%		6.17%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.14%	1.56%	4.35%	2.09%	1.22%	(c)	1.19%

Net expenses after expense waiver/reimbursement(f)	1.05%	1.17%	1.14%	1.05%	1.09%	(c)	1.08%

Net investment income (loss)	.64%	1.36%	1.57%	.88%	.95%	(c)	2.19%

Supplemental data
Net assets, end of period (in millions)	$16	$14	$12	$27	$28		$27

Portfolio turnover rate	85%	99%	96%	93%	112%		35%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

186p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Partners Small Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$14.34

Income from investment operations:
Net investment income (loss)	.05
Net gains (losses) (both realized and unrealized)	.89

Total from investment operations	.94

Net asset value, end of period	$15.28

Total return	6.56%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11%	(c)

Net expenses after expense waiver/reimbursement(d)	1.09%	(c)

Net investment income (loss)	.56%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,169

Portfolio turnover rate	57%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$14.34

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	.88

Total from investment operations	.91

Net asset value, end of period	$15.25

Total return	6.35%

Ratios to average net assets(b)
Total expenses	1.31%	(c)

Net investment income (loss)	.33%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	57%

See accompanying Notes to Financial Highlights.

COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  187p

VP — Partners Small Cap Value Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$12.26	$8.98	$13.63	$14.89	$15.06		$14.46

Income from investment operations:
Net investment income (loss)	.02	.04	.08	.11	.02		.06
Net gains (losses) (both realized and unrealized)	2.98	3.24	(4.26)	(.81)	1.46		1.61

Total from investment operations	3.00	3.28	(4.18)	(.70)	1.48		1.67

Less distributions:
Dividends from net investment income	—	—	(.01)	(.12)	(.02)		(.06)
Distributions from realized gains	—	—	(.46)	(.44)	(1.63)		(1.01)

Total distributions	—	—	(.47)	(.56)	(1.65)		(1.07)

Net asset value, end of period	$15.26	$12.26	$8.98	$13.63	$14.89		$15.06

Total return	24.43%	36.55%	(31.57% )	(4.90% )	9.99%		12.28%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.22%	1.27%	1.27%	1.28%	1.32%	(c)	1.28%

Net expenses after expense waiver/reimbursement(d)	1.22%	1.26%	1.22%	1.23%	1.26%	(c)	1.24%

Net investment income (loss)	.14%	.43%	.84%	.73%	.48%	(c)	.41%

Supplemental data
Net assets, end of period (in millions)	$284	$1,322	$916	$1,024	$619		$549

Portfolio turnover rate	57%	58%	76%	58%	23%		102%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.

(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

188p  COLUMBIA VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

COLUMBIA VARIABLE PORTFOLIO FUNDS
P.O. Box 8081
Boston, MA 02266-8081

Additional information about the Funds and their investments is available in the Funds’ SAI, annual and semiannual reports. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds at 800.345.6611 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

S-6466-99 AF (4/11)

Prospectus

Variable Portfolio Funds

Prospectus April 29, 2011

Columbia Variable Portfolio – Limited Duration Credit Fund
(prior to May 2, 2011, known as RiverSource Variable Portfolio – Limited Duration Bond Fund)

Variable Portfolio – AllianceBernstein International Value Fund

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – American Century Growth Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Marsico Growth Fund

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
(formerly known as Variable Portfolio – UBS Large Cap Growth Fund)

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Variable Portfolio – Pyramis® International Equity Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

Each above-named Columbia Variable Portfolio and Variable Portfolio Fund (each a “VP Fund” or a “Fund” and together the “VP Funds” or the “Funds”) may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the distributor). There are no exchange ticker symbols associated with shares of the funds.

Pyramis® is a registered service mark of FMR LLC. Used under license.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks, including possible loss of value.

 Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance and Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation.

Columbia VP — Limited Duration Credit Fund	3p
VP — AllianceBernstein International Value Fund	6p
VP — American Century Diversified Bond Fund	9p
VP — American Century Growth Fund	12p
VP — Columbia Wanger International Equities Fund	14p
VP — Columbia Wanger U.S. Equities Fund	16p
VP — Eaton Vance Floating-Rate Income Fund	18p
VP — Invesco International Growth Fund	21p
VP — J.P. Morgan Core Bond Fund	24p
VP — Jennison Mid Cap Growth Fund	26p
VP — MFS Value Fund	28p
VP — Marsico Growth Fund	30p
VP — Mondrian International Small Cap Fund	32p
VP — Morgan Stanley Global Real Estate Fund	35p
VP — NFJ Dividend Value Fund	38p
VP — Nuveen Winslow Large Cap Growth Fund	40p
VP — Partners Small Cap Growth Fund	42p
VP — PIMCO Mortgage-Backed Securities Fund	45p
VP — Pyramis® International Equity Fund	48p
VP — Wells Fargo Short Duration Government Fund	50p

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Portfolio Management

Columbia VP — Limited Duration Credit Fund	53p
VP — AllianceBernstein International Value Fund	55p
VP — American Century Diversified Bond Fund	57p
VP — American Century Growth Fund	59p
VP — Columbia Wanger International Equities Fund	61p
VP — Columbia Wanger U.S. Equities Fund	63p
VP — Eaton Vance Floating-Rate Income Fund	65p
VP — Invesco International Growth Fund	67p
VP — J.P. Morgan Core Bond Fund	69p
VP — Jennison Mid Cap Growth Fund	71p
VP — MFS Value Fund	73p
VP — Marsico Growth Fund	75p
VP — Mondrian International Small Cap Fund	77p
VP — Morgan Stanley Global Real Estate Fund	79p
VP — NFJ Dividend Value Fund	81p
VP — Nuveen Winslow Large Cap Growth Fund	83p
VP — Partners Small Cap Growth Fund	85p
VP — PIMCO Mortgage-Backed Securities Fund	89p
VP — Pyramis® International Equity Fund	91p
VP — Wells Fargo Short Duration Government Fund	92p
Descriptions of the Principal Risks of Investing in the Funds	94p
More about Annual Fund Operating Expenses	106p
Other Investment Strategies and Risks	106p
Fund Management and Compensation	108p
Buying and Selling Shares	109p
Description of the Share Classes	109p
Buying, Selling and Transferring Shares	110p
Distributions and Taxes	114p
Additional Services and Compensation	114p
Additional Management Information	115p
Potential Conflicts of Interest	115p
Financial Highlights	116p

2p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

References to “Fund” throughout this prospectus refer to the VP Funds named on the front cover of this prospectus singularly or collectively as the context requires. Each Fund is a series of Columbia Funds Variable Series Trust II (the Trust) (formerly known as RiverSource Variable Series Trust). This prospectus may contain information on Funds and share classes not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

Summary of Columbia VP — Limited Duration Credit Fund

(prior to May 2, 2011, known as RiverSource VP – Limited Duration Bond Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.61%	0.86%
Less: Fee waiver/expense reimbursement(a)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.54%	0.79%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.54% for Class 1 and 0.79% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$55	$188	$334	$759
Class 2	$81	$268	$471	$1,059

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  3p

Columbia VP — Limited Duration Credit Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-5 Year Credit Index. The Fund also intends to compare its performance to the performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index.

4p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Columbia VP — Limited Duration Credit Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Tom Murphy, CFA	Portfolio Manager	May 2010
Timothy J. Doubek, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  5p

Summary of VP — AllianceBernstein International Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.19%	0.19%
Total annual fund operating expenses	1.04%	1.29%
Less: Fee waiver/expense reimbursement(a)	(0.11%)	(0.11%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.93%	1.18%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.93% for Class 1 and 1.18% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$95	$320	$564	$1,266
Class 2	$120	$398	$698	$1,552

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

The Fund may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year, in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities. The Fund may use stock index futures to equitize temporary and transactional cash balances.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

6p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — AllianceBernstein International Value Fund

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. Currency contracts may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index. The Fund also intends to compare its performance to the performance of the Lipper International Large- Cap Value Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: AllianceBernstein L.P.

Portfolio Manager	Title	Managed Fund Since
Sharon E. Fay, CFA	Executive Vice President, Head of Equities and CIO Global Value Equities	May 2010
Kevin F. Simms	Co-CIO International Value Equities; Director of Research Global Value Equities	May 2010
Henry S. D’Auria, CFA	CIO Emerging Markets Value Equities and Co-CIO International Value Equities	May 2010
Eric J. Franco, CFA	Senior Portfolio Manager	May 2010

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  7p

VP — AllianceBernstein International Value Fund

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

8p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of VP — American Century Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.62%	0.87%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$63	$199	$346	$778
Class 2	$89	$278	$483	$1,077

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  9p

VP — American Century Diversified Bond Fund

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund which invests solely or primarily in investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: American Century Investment Management, Inc.

Portfolio Manager	Title	Managed Fund Since
Robert V. Gahagan	Senior Vice President and Senior Portfolio Manager	May 2010
Alejandro H. Aguilar, CFA	Vice President and Senior Portfolio Manager	May 2010
Jeffrey L. Houston, CFA	Vice President and Senior Portfolio Manager	May 2010
Brian Howell	Vice President and Senior Portfolio Manager	May 2010
G. David MacEwen	CIO — Fixed Income and Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

10p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — American Century Diversified Bond Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  11p

Summary of VP — American Century Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.78%	1.03%
Less: Fee waiver/expense reimbursement(a)	(0.08%)	(0.08%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.70%	0.95%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.70% for Class 1 and 0.95% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class 1	$74	$243	$428	$964
Class 2	$99	$322	$564	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

12p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — American Century Growth Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Growth® Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: American Century Investment Management, Inc.

Portfolio Manager	Title	Managed Fund Since
Gregory J. Woodhams, CFA	CIO — U.S. Growth Equity — Large Cap, Senior Vice President and Senior Portfolio Manager	May 2010
E. A. Prescott LeGard, CFA	Vice President and Senior Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  13p

Summary of VP — Columbia Wanger International Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.94%	0.94%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.39%	0.39%
Total annual fund operating expenses	1.33%	1.58%
Less: Fee waiver/expense reimbursement(a)	(0.32%)	(0.32%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.01%	1.26%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.01% for Class 1 and 1.26% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class 1	$103	$390	$699	$1,579
Class 2	$128	$468	$831	$1,857

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

14p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Columbia Wanger International Equities Fund

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index. The Fund also intends to compare its performance to the performance of the Lipper International Small/Mid-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Columbia Wanger Asset Management LLC

Portfolio Manager	Title	Managed Fund Since
P. Zachary Egan, CFA	Portfolio Manager	May 2010
Louis J. Mendes, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  15p

Summary of VP — Columbia Wanger U.S. Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.88%	0.88%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.18%	0.18%
Total annual fund operating expenses	1.06%	1.31%
Less: Fee waiver/expense reimbursement(a)	(0.09%)	(0.09%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.97%	1.22%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.97% for Class 1 and 1.22% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class 1	$99	$329	$577	$1,291
Class 2	$124	$407	$711	$1,576

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

16p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Columbia Wanger U.S. Equities Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell 2000® Index. The Fund also intends to compare its performance to the performance of the Lipper Small-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Columbia Wanger Asset Management LLC

Portfolio Manager	Title	Managed Fund Since
Robert A. Mohn, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  17p

Summary of VP — Eaton Vance Floating-Rate Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.19%	0.19%
Total annual fund operating expenses	0.82%	1.07%
Less: Fee waiver/expense reimbursement(a)	(0.09%)	(0.09%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.73%	0.98%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.73% for Class 1 and 0.98% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class 1	$75	$253	$447	$1,009
Class 2	$100	$332	$582	$1,302

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

18p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Eaton Vance Floating-Rate Income Fund

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action adverse to the holders of the loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similar rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations and the Fund may obtain no or only limited recovery of its investments, and any recovery may be delayed.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  19p

VP — Eaton Vance Floating-Rate Income Fund

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the S&P/LSTA Leveraged Loan Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Eaton Vance Management

Portfolio Manager	Title	Managed Fund Since
Scott H. Page, CFA	Portfolio Manager	May 2010
Craig P. Russ	Portfolio Manager	May 2010
Andrew Sveen, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

20p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of VP — Invesco International Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.84%	0.84%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.19%	0.19%
Total annual fund operating expenses	1.03%	1.28%
Less: Fee waiver/expense reimbursement(a)	(0.08%)	(0.08%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.95%	1.20%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.95% for Class 1 and 1.20% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$97	$320	$562	$1,257
Class 2	$122	$398	$696	$1,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

The Fund may use forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility. The Fund may also hold warrants in connection with the acquisition of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  21p

VP — Invesco International Growth Fund

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Growth Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Growth Funds Index.

22p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Invesco International Growth Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Managed Fund Since
Clas Olsson	Portfolio Manager (lead)	May 2010
Barrett Sides	Portfolio Manager (lead)	May 2010
Shuxin Cao, CFA	Portfolio Manager	May 2010
Matthew Dennis, CFA	Portfolio Manager	May 2010
Jason Holzer, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  23p

Summary of VP — J.P. Morgan Core Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.62%	0.87%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$63	$199	$346	$778
Class 2	$89	$278	$483	$1,077

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

24p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — J.P. Morgan Core Bond Fund

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: J.P. Morgan Investment Management Inc.

Portfolio Manager	Title	Managed Fund Since
Douglas S. Swanson	Portfolio Manager	May 2010
Christopher Nauseda	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  25p

Summary of VP — Jennison Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.90%	1.15%
Less: Fee waiver/expense reimbursement(a)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.83%	1.08%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.83% for Class 1 and 1.08% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$85	$280	$492	$1,106
Class 2	$110	$359	$627	$1,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index. The market capitalization range of the companies included in the Index was $671.1 million to $24.89 billion as of March 31, 2011. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

26p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Jennison Mid Cap Growth Fund

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell Midcap® Growth Index. The Fund also intends to compare its performance to the performance of the Lipper Mid-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Jennison Associates LLC

Portfolio Manager	Title	Managed Fund Since
John Mullman, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  27p

Summary of VP — MFS Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.78%	1.03%
Less: Fee waiver/expense reimbursement(a)	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.72%	0.97%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.72% for Class 1 and 0.97% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$74	$243	$428	$964
Class 2	$99	$322	$564	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund’s assets may be invested in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

28p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — MFS Value Fund

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Value® Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Value Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Massachusetts Financial Services Company

Portfolio Manager	Title	Managed Fund Since
Nevin P. Chitkara	Investment Officer and Portfolio Manager	May 2010
Steven R. Gorham	Investment Officer and Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  29p

Summary of VP — Marsico Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.78%	1.03%
Less: Fee waiver/expense reimbursement(a)	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.72%	0.97%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.72% for Class 1 and 0.97% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$74	$243	$428	$964
Class 2	$99	$322	$564	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

30p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Marsico Growth Fund

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the S&P 500 Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Marsico Capital Management, LLC

Portfolio Manager	Title	Managed Fund Since
Thomas F. Marsico	Portfolio Manager	May 2010
A. Douglas Rao	Senior Analyst and Portfolio Manager	May 2010
Coralie Witter, CFA	Senior Analyst and Portfolio Manager	Nov. 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  31p

Summary of VP — Mondrian International Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.95%	0.95%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.25%	0.25%
Total annual fund operating expenses	1.20%	1.45%
Less: Fee waiver/expense reimbursement(a)	(0.04%)	(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.16%	1.41%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.16% for Class 1 and 1.41% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$118	$377	$657	$1,456
Class 2	$144	$455	$789	$1,737

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The Fund may also invest in emerging markets. The market capitalization range of the companies included in the Index was $48.9 million to $6.03 billion as of March 31, 2011. The market capitalization range and composition of the Index is subject to change.

The Fund may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

32p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Mondrian International Small Cap Fund

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) World Ex U.S. Small Cap Index. The Fund also intends to compare its performance to the performance of the Lipper International Small-/Mid-Cap Core Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Mondrian Investment Partners Limited

Portfolio Manager	Title	Managed Fund Since
Dr. Ormala Krishnan	Senior Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  33p

VP — Mondrian International Small Cap Fund

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

34p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of VP — Morgan Stanley Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.25%	0.25%
Total annual fund operating expenses	1.10%	1.35%
Less: Fee waiver/expense reimbursement(a)	(0.21%)	(0.21%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.89%	1.14%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.89% for Class 1 and 1.14% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$91	$329	$587	$1,326
Class 2	$116	$407	$720	$1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  35p

VP — Morgan Stanley Global Real Estate Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Real Estate Industry Risk. Because of the Fund’s ability to invest in REITs, REOCs and foreign real estate investment companies, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Sector Risk. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the FTSE EPRA/NAREIT Developed Real Estate Index. The Fund also intends to compare its performance to the performance of the Lipper Global Real Estate Funds Index.

36p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Morgan Stanley Global Real Estate Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Company

Portfolio Manager	Title	Managed Fund Since
Theodore R. Bigman	Portfolio Manager	May 2010
Michiel te Paske	Portfolio Manager	May 2010
Sven van Kemenade	Portfolio Manager	May 2010
Angeline Ho	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  37p

Summary of VP — NFJ Dividend Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.78%	1.03%
Less: Fee waiver/expense reimbursement(a)	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.76%	1.01%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.76% for Class 1 and 1.01% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$78	$247	$432	$968
Class 2	$103	$326	$568	$1,262

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

38p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — NFJ Dividend Value Fund

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Varying Distribution Levels Risk. The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Value® Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Value Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: NFJ Investment Group LLC

Portfolio Manager	Title	Managed Fund Since
Benno J. Fischer, CFA	Managing Director	May 2010
Paul Magnuson	Managing Director	May 2010
R. Burns McKinney, CFA	Portfolio Manager	May 2010
Thomas W. Oliver, CFA, CPA	Portfolio Manager	May 2010
L. Baxter Hines	Vice President, Portfolio Manager/Analyst	January 2011
Jeff N. Reed, CFA	Vice President, Portfolio Manager/Analyst	January 2011
Jonathon B. Miller	Portfolio Manager/Analyst	January 2011

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  39p

Summary of VP — Nuveen Winslow Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.80%	1.05%
Less: Fee waiver/expense reimbursement(a)	(0.06%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.74%	0.99%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.74% for Class 1 and 0.99% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$76	$250	$439	$988
Class 2	$101	$328	$574	$1,282

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

The portfolio managers’ fundamental, bottom-up investment process centers on identifying growth companies. Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company’s market capitalization falls below its definition of large capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

40p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Nuveen Winslow Large Cap Growth Fund

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Growth® Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Winslow Capital Management, Inc.

Portfolio Manager	Title	Managed Fund Since
Clark J. Winslow	CEO, CIO	November 2010
Justin H. Kelly, CFA	Senior Managing Director	November 2010
R. Bart Wear, CFA	Senior Managing Director	November 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  41p

Summary of VP — Partners Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.88%	0.88%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.20%	0.20%
Total annual fund operating expenses	1.08%	1.33%
Less: Fee waiver/expense reimbursement(a)	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.06%	1.31%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.06% for Class 1 and 1.31% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$108	$342	$594	$1,320
Class 2	$133	$420	$728	$1,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index. The market capitalization range of the companies included in the Russell 2000® Growth Index was $7.7 million to $5.68 billion as of March 31, 2011. Up to 25% of the Fund’s net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

42p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Partners Small Cap Growth Fund

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Russell 2000 Growth® Index. The Fund also intends to compare its performance to the performance of the Lipper Small-Cap Growth Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadvisers: TCW Investment Management Company (TCW), London Company of Virginia, doing business as The London Company (TLC) and Wells Capital Management Incorporated (WellsCap)

Portfolio Manager	Title	Managed Fund Since
TCW
Husam H. Nazer	Portfolio Manager	May 2010
Brendt Stallings, CFA	Portfolio Manager	May 2010
TLC
Stephen Goddard, CFA	Portfolio Manager	May 2010
Jonathan Moody, CFA	Portfolio Manager	May 2010
J. Wade Stinnette	Portfolio Manager	May 2010
J. Brian Campbell, CFA	Portfolio Manager	Sept. 2010
WellsCap
Joseph M. Eberhardy, CFA, CPA	Portfolio Manager	May 2010
Thomas C. Ognar, CFA	Portfolio Manager	May 2010
Bruce C. Olson, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  43p

VP — Partners Small Cap Growth Fund

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

44p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Summary of VP — PIMCO Mortgage-Backed Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.19%	0.19%
Total annual fund operating expenses	0.67%	0.92%
Less: Fee waiver/expense reimbursement(a)	(0.11%)	(0.11%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.56%	0.81%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.56% for Class 1 and 0.81% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$57	$204	$363	$828
Class 2	$83	$283	$499	$1,126

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,403% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  45p

VP — PIMCO Mortgage-Backed Securities Fund

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations and the Fund may obtain no or only limited recovery of its investments, and any recovery may be delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks” below.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Mortgage Backed Securities Index. The Fund also intends to compare its performance to the performance of the Lipper U.S. Mortgage Funds Index.

46p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — PIMCO Mortgage-Backed Securities Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Pacific Investment Management Company LLC

Portfolio Manager	Title	Managed Fund Since
Scott Simon	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  47p

Summary of VP — Pyramis® International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.20%	0.20%
Total annual fund operating expenses	1.05%	1.30%
Less: Fee waiver/expense reimbursement(a)	(0.10%)	(0.10%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.95%	1.20%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.95% for Class 1 and 1.20% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$97	$324	$571	$1,278
Class 2	$122	$403	$704	$1,564

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index. The market capitalization range of the companies included within the Morgan Stanley Capital International EAFE Index was $1.17 billion to $199.41 billion as of March 31, 2011.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

48p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Pyramis® International Equity Fund

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index. The Fund also intends to compare its performance to the performance of the Lipper International Large- Cap Core Funds Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Pyramis Global Advisors, LLC

Portfolio Manager	Title	Managed Fund Since
Cesar Hernandez, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  49p

Summary of VP — Wells Fargo Short Duration Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.63%	0.88%
Less: Fee waiver/expense reimbursement(a)	(0.05%)	(0.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.58%	0.83%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.58% for Class 1 and 0.83% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$59	$197	$347	$785
Class 2	$85	$276	$484	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.

In pursuit of the Fund’s objective, the Fund’s subadviser will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by the subadviser to be of comparable quality. As part of the Fund’s investment strategy, the Fund’s subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund’s subadviser may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

50p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Wells Fargo Short Duration Government Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-3 Year Government Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Short U.S. Government Funds Index.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  51p

VP — Wells Fargo Short Duration Government Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Wells Capital Management Incorporated

Portfolio Manager	Title	Managed Fund Since
Thomas O’Connor, CFA	Portfolio Manager	May 2010
Troy Ludgood	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary’s web site for more information.

52p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

More Information About the Funds

Columbia VP — Limited Duration Credit Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bondsand agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Evaluating the portfolio’s total exposure to sectors, industries, issuers and securities relative to the Fund’s benchmark, the Barclays Capital U.S. 1-5 Year Credit Index (the Index).

•	Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Investing in lower-quality (junk) bonds as opportunities arise.

•	Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2011, was 2.79 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

•	The portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

•	Whether a sector or industry is experiencing change.

•	Changes in the interest rate or economic outlook.

•	Identification of a more attractive opportunity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Risks of Foreign Investing

•	Interest Rate Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Sovereign Debt Risk

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  53p

VP — Limited Duration Credit Fund

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Leader of the investment grade credit sector team.

•	Joined the investment manager in 2002 as Vice President/Senior Investment Grade Sector Leader and portfolio manager.

•	Began investment career in 1986.

•	MBA, University of Michigan.

Timothy J. Doubek, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the investment grade credit sector team.

•	Joined the investment manager in June 2001 as a senior portfolio manager and became an investment grade sector manager in 2002.

•	Began investment career in 1987.

•	MBA, University of Michigan.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

54p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — AllianceBernstein International Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, AllianceBernstein L.P. (AllianceBernstein), which provides day-to-day portfolio management of the Fund.

AllianceBernstein uses a value-oriented approach to make buy and sell decisions that is disciplined, centralized and highly systematic. This means that, in selecting investments for the Fund, AllianceBernstein seeks to:

•	Use research analysis that is fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

•	Invest in stocks that are underpriced — that have low price/earnings ratios, low price/book-value ratios and high dividend yields.

AllianceBernstein may sell a stock when it no longer meets the standards described.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year, in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize temporary and transactional cash balances.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Derivatives Risk — Futures Contracts

•	Foreign Currency Risk

•	Risks of Foreign/Emerging Markets Investing

•	Issuer Risk

•	Market Risk

•	Value Securities Risk

PORTFOLIO MANAGEMENT

Subadviser: AllianceBernstein, which began serving as Subadviser to the Fund in May 2010, is located at 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Sharon E. Fay, CFA, Portfolio Manager

•	Managed the fund since May 2010.

•	Executive Vice President; Head of Bernstein Value Equities since 2009; and Chief Investment Officer — Global Value Equities and Chair of the Global Value Investment Policy Group since 2003.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  55p

VP — AllianceBernstein International Value Fund

•	CIO-Global Value Equities overseeing the portfolio management and research activities relating to cross-border and non-U.S. value investment portfolios from 2003 to 2008, and CIO-European and UK Value Equities from 1999 to 2006 (Co- CIO from 2003 to 2006).

•	Joined AllianceBernstein in 1990 as a research analyst, subsequently launching Canadian Value, AllianceBernstein’s first single-market service focused outside the U.S. Ms. Fay then went on to launch the UK and European Equity services and build AllianceBernstein’s London office, its first portfolio management team based outside the U.S.

•	BA from Brown University and MBA from Harvard Business School.

•	Location: London

Kevin F. Simms, Portfolio Manager

•	Managed the fund since May 2010.

•	Co-Chief Investment Officer — International Value Equities since 2003; Director of Research — Global Value Equities since 2000.

•	Joined Alliance Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities.

•	BSBA from Georgetown University and MBA from Harvard Business School.

•	Location: New York.

Henry S. D’Auria, CFA, Portfolio Manager

•	Managed the fund since May 2010.

•	Chief Investment Officer — Emerging Markets Value Equities since 2002; and Co-Chief Investment Officer — International Value Equities since 2003.

•	Joined AllianceBernstein in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry.

•	BA from Trinity College.

•	Location: New York.

Eric J. Franco, CFA, Senior Portfolio Manager

•	Managed the fund since May 2010.

•	Joined AllianceBernstein as a senior portfolio manager for international and global value equities in 1998.

•	BA in Economics from Georgetown University

•	Location: New York.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

56p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — American Century Diversified Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund’s objective, American Century decides which debt securities to buy and sell by considering:

•	the desired maturity requirements for the portfolio.

•	the portfolio’s credit quality standards.

•	current economic conditions and the risk of inflation.

•	special features of the debt securities that may make them more or less attractive.

Because the Fund will own many debt securities, American Century calculates the average of the remaining maturities of all the debt securities the Fund owns to evaluate the interest rate sensitivity of the entire investment portfolio. This average is weighted according to the size of the Fund’s individual holdings and is called the weighted average maturity. American Century generally seeks to maintain the weighted average maturity of the Fund’s investment portfolio at three and one-half years or longer. Within this maturity limit, American Century may shorten the investment portfolio’s maturity during periods of rising interest rates in order to seek to reduce the effect of bond price declines on the Fund’s value. When interest rates are falling and bond prices are rising, American Century may lengthen the portfolio’s maturity.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may invest in derivatives such as forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  57p

VP — American Century Diversified Bond Fund

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

American Century uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting the Fund’s strategic investment parameters based on economic and market conditions. The Fund’s other portfolio managers are responsible for security selection and portfolio construction for the Fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager (Macro Strategy Team Representative)

•	Managed the Fund since 2010

•	Joined American Century in 1983 as Research Analyst

•	Portfolio Manager at American Century since 1991

•	Began investment career in 1983

•	B.A. and M.B.A, University of Missouri — Kansas City

Alejandro H. Aguilar, CFA, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 2003 as Portfolio Manager

•	Began investment career in 1994

•	B.A., University of California — Berkeley; M.B.A., University of Michigan

Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 1990 as Municipal Securities Analyst

•	Portfolio Manager at American Century since 1994

•	Began investment career in 1986

•	B.A., University of Delaware; M.A., Syracuse University

Brian Howell, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 1987 as Research Analyst

•	Portfolio Manager at American Century since 1996

•	Began investment career in 1987

•	B.A. and M.B.A; University of California — Berkeley

G. David MacEwen, Chief Investment Officer — Fixed Income and Portfolio Manager (Macro Strategy Team Representative)

•	Managed the Fund since 2010

•	Joined American Century in 1991 as Portfolio Manager

•	Began investment career in 1982

•	B.A., Boston University; M.B.A., University of Delaware

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

58p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — American Century Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

In implementing its strategy, the Fund uses a bottom-up approach to stock selection. This means that investment decisions are based primarily on analysis of individual companies, rather than broad economic forecasts. Stock selection is based primarily on analysis of individual companies that seeks to identify and evaluate trends in earnings, revenues and other business fundamentals. American Century uses a variety of analytical research tools and techniques to identify the stocks of companies that meet its investment criteria.

Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger-sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century determine whether to buy or hold the stocks of companies it believes have favorable growth prospects and whether to sell the stocks of companies whose characteristics no longer meet its criteria.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

American Century uses a team of portfolio managers and analysts to manage the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Gregory J. Woodhams, CFA, Chief Investment Officer, U.S. Growth Equity — Large Cap, Senior Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 1997 as Portfolio Manager

•	Began investment career in 1981

•	BA, Rice University; MA University of Wisconsin

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  59p

VP — American Century Growth Fund

E. A. Prescott LeGard, CFA, Vice President and Senior Portfolio Manager

•	Managed the Fund since 2010

•	Joined American Century in 1999 as Portfolio Manager

•	Began investment career in 1991

•	BA, DePauw University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — Columbia Wanger International Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC (investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Columbia Wanger Asset Management LLC (CWAM), a wholly-owned subsidiary of the investment manager, which provides day-to-day portfolio management of the Fund.

CWAM believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher growth potential than stocks of larger companies.

CWAM typically seeks to purchase companies with:

•	A strong business franchise that offers growth potential

•	Products and services that give the company a competitive advantage

•	A stock price that CWAM believes is reasonable relative to the assets and earning power of the company

CWAM may sell a security if it reaches CWAM’s price target, if CWAM believes the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if CWAM believes other securities are more attractive. CWAM may also sell a security to fund redemptions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Risks of Foreign/Emerging Markets Investing

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Subadviser. CWAM, a wholly-owned subsidiary of the investment manager, which began serving as Subadviser to the Fund in May 2010, is located at 227 West Monroe Street, Chicago, Illinois 60606. CWAM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

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VP — Columbia Wanger International Equities Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

P. Zachary Egan, CFA

•	Portfolio Manager and Director of International Research at CWAM

•	Managed the Fund since May 2010

•	Associated with CWAM or its predecessors as an investment professional since 1999

Louis J. Mendes, CFA

•	Portfolio Manager and Director of International Research at CWAM

•	Managed the Fund since May 2010

•	Associated with CWAM or its predecessors as an investment professional since 2001

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

62p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Columbia Wanger U.S. Equities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and midsized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Columbia Wanger Asset Management LLC (CWAM), a whollyowned subsidiary of the investment manager, which provides day-to-day portfolio management of the Fund.

CWAM believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher growth potential than stocks of larger companies.

CWAM typically seeks to purchase companies with:

•	A strong business franchise that offers growth potential

•	Products and services that give the company a competitive advantage

•	A stock price that CWAM believes is reasonable relative to the assets and earning power of the company

CWAM may sell a security if the security reaches CWAM’s price target, if CWAM believes the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if CWAM believes other securities are more attractive. CWAM may also sell a security to fund redemptions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Subadviser: CWAM, a wholly-owned subsidiary of the investment manager, which began serving as Subadviser to the Fund in May 2010, is located at 227 West Monroe Street, Chicago, Illinois 60606. CWAM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Robert A. Mohn, CFA

•	Portfolio Manager and Director of Domestic Research at CWAM

•	Managed the Fund since May 2010

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  63p

VP — Columbia Wanger U.S. Equities Fund

•	Associated with CWAM or its predecessors as an investment professional since 1992

•	Began investment career in 1983

•	BS, Stanford University; MBA, University of Chicago

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

64p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Eaton Vance Floating-Rate Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. Currently, there is an active trading market for these loans. They are generally valued on a daily basis by independent pricing services.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management of the Fund.

In managing the Fund, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s objective. The Eaton Vance staff monitors the credit quality of loans held and other loans available to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Market Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Liquidity Risk

•	Active Management Risk

•	Counterparty Credit Risk

•	Highly Leveraged Transactions Risk

•	Impairment of Collateral Risk

•	Interest Rate Risk

•	Prepayment and Extension Risk

•	Risks of Foreign Investing

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  65p

VP — Eaton Vance Floating-Rate Income Fund

PORTFOLIO MANAGEMENT

Subadviser: Eaton Vance, which began serving as Subadviser to the Fund in May 2010, is located at Two International Place, Boston, MA 02110. Eaton Vance, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Scott H. Page, CFA, Portfolio Manager

•	Managed the Fund since 2010

•	Joined Eaton Vance in 1989

•	Portfolio Manager in Eaton Vance bank loan group since 1996

•	Began investment career as an investment officer of the Dartmouth College endowment and an Assistant Vice President in the Leveraged Finance Department of Citicorp.

•	B.A. Williams College; M.B.A. Amos Tuck School at Dartmouth College

Craig P. Russ, Portfolio Manager

•	Managed the Fund since 2010

•	Joined Eaton Vance in 1997

•	Portfolio Manager in Eaton Vance bank loan group since 2001

•	Began investment career in commercial lending with State Street Bank

•	B.A. Middlebury College; also studied at the London School of Economics and Political Science

Andrew Sveen, CFA, Portfolio Manager

•	Managed the Fund since 2010

•	Joined Eaton Vance in 1991 as a senior financial analyst in the bank loan group

•	Portfolio Manager in Eaton Vance bank loan group since 2008

•	Began investment career as a corporate lending officer at State Street Bank

•	B.S. from Dartmouth College; M.B.A. from William Simon School of Business Finance

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — Invesco International Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Invesco Advisers, Inc. (Invesco), which provides day-to-day portfolio management of the Fund.

Invesco employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The investment strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose market prices do not fully reflect these attributes. Invesco uses quantitative screens to seek to identify securities that are attractive based on their earnings, quality and valuation. Investments for the Fund are then selected using “bottom-up” fundamental research. The focus is on the strengths of individual companies, rather than sector or country trends.

Invesco may consider selling a security for several reasons, including when Invesco believes (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

The Fund may use forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and flexibility. The Fund may also hold warrants in connection with the acquisition of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Derivatives Risk — Warrants

•	Risks of Foreign/Emerging Markets Investing

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

PORTFOLIO MANAGEMENT

Subadviser. Invesco, which began serving as Subadviser to the Fund in May 2010, is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. Clas Olsson leads a team of portfolio managers who are responsible for the day-to-day management of the Fund. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Clas Olsson, Lead Portfolio Manager, CIO of Invesco’s International Growth Investment Management Unit

•	Managed the Fund since May 2010.

•	Joined Invesco as an investment officer and international portfolio analyst in 1994 and promoted to his current position in 1997.

•	Lead manager with respect to investments in Europe and Canada.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  67p

VP — Invesco International Growth Fund

•	Began investment career in 1994.

•	BA in business administration, University of Texas.

Barrett Sides, Lead Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as a portfolio administrator and promoted to portfolio manager in 1997.

•	Lead manager with respect to investments in Asia Pacific and Latin America.

•	Began investment career in 1989.

•	BS in economics, Bucknell University and MBA in international business, University of St. Thomas.

Shuxin Cao, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as an international equity analyst with a focus on Asia in 1997 and promoted to portfolio manager in 1999.

•	Began investment career in 1993.

•	BA in English, Tianjin Foreign Language Institute and MBA, Texas A&M University.

Matthew Dennis, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as senior portfolio analyst in 2000 and promoted to portfolio manager in 2003.

•	Began investment career in 1994.

•	BA in economics from The University of Texas at Austin and MS in finance from Texas A&M University.

Jason Holzer, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Invesco as senior analyst in 1996 and promoted to portfolio manager in 1999.

•	Began investment career in 1994.

•	BA in quantitative economics and MS in engineering-economic systems from Stanford University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — J.P. Morgan Core Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, J.P. Morgan Investment Management Inc. (JPMIM), which provides day-to-day portfolio management of the Fund.

JPMIM analyzes four major factors in managing and constructing the Fund’s investment portfolio: duration, market sectors, maturity concentrations and individual securities. JPMIM looks for market sectors and individual securities that it believes will perform well over time. JPMIM selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. JPMIM incorporates a bottom-up, value-oriented approach to fixed income investment management, including:

•	identifying securities that are priced inefficiently;

•	making sector allocation decisions based on a broad sector outlook, utilizing expected return and valuation analysis;

•	managing the yield curve, with an emphasis on evaluating relative risk/reward relationships along the yield curve; and

•	managing portfolio duration, primarily as a risk control measure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Interest Rate Risk

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Mortgage-Related and Other Asset-Backed Risk

PORTFOLIO MANAGEMENT

Subadviser: JPMIM, which began serving as Subadviser to the Fund in May 2010, is located at 270 Park Avenue, New York, New York 10017. JPMIM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

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VP — J.P. Morgan Core Bond Fund

The team of portfolio managers responsible for the day-to-day portfolio management of the Fund managed by JPMIM consists of:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Douglas S. Swanson, Portfolio Manager

•	Managed the Fund since 2010

•	Joined JPMIM and/or its predecessor in 1983 as Portfolio Manager

•	Began investment career in 1983

•	B.S., Massachusetts Institute of Technology; M.S., Sloan School at the Massachusetts Institute of Technology

Christopher Nauseda, Portfolio Manager

•	Managed the Fund since 2010

•	Joined JPMIM and/or its predecessor in 1998 as Portfolio Manager

•	Began investment career in 1982

•	B.S. and M.B.A, Wayne State University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — Jennison Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included in the Index was $671.1 million to $24.89 billion as of March 31, 2011. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Jennison Associates LLC (Jennison), which provides day-to-day portfolio management of the Fund.

Jennison seeks to identify companies with above-average earnings-per-share growth that generally have the following characteristics:

•	Sustainable earnings growth over the investment horizon

•	Strong business fundamentals

•	Stable and enduring franchise value

Jennison uses a “bottom-up,” research intensive approach to build a diversified portfolio of companies with attractive valuations and projected strong earnings growth on an intermediate-term basis. Jennison believes the market often underappreciates the performance of these steady-growth companies and seeks to capture inflection points in a company’s growth rates or business model, looking for companies transitioning from early-stage growth to a more mature, seasoned level of performance.

Jennison typically sells a security when one or more of the following occurs:

•	The security exceeds Jennison’s target price

•	A fundamental change in earnings growth or company dynamics alters Jennison’s view of appreciation potential

•	Risk characteristics increase due to changes in company fundamentals or industry trends

•	A more attractive holding candidate is uncovered

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Mid-Sized Company Risk

•	Risk of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: Jennison, which began serving as Subadviser to the Fund in May 2010, is located at 466 Lexington Avenue, New York, NY 10017. Jennison, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  71p

VP — Jennison Mid Cap Growth Fund

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

John Mullman, CFA, Portfolio Manager

•	Portfolio Manager and Managing Director at Jennison

•	Managed the Fund since May 2010

•	Joined Jennison in August 2000 as a portfolio manager

•	Began investment career in 1987

•	BA, College of the Holy Cross; MBA, Yale University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

72p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — MFS Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Massachusetts Financial Services Company (MFS), which provides day-to-day portfolio management of the Fund.

Equity securities in which MFS may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

MFS uses a “bottom-up” investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Value Securities Risk

•	Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: MFS, which began serving as Subadviser to the Fund in May 2010, is located at 500 Boylston Street, Boston, MA 02116. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $219 billion as of December 31, 2010. MFS, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nevin P. Chitkara, Investment Officer and Portfolio Manager

•	Investment Officer of MFS

•	Managed the Fund since May 2010

•	Employed in the investment area of MFS since 1997

•	BS, Boston University; MBA, Massachusetts Institute of Technology

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VP — MFS Value Fund

Steven R. Gorham, Investment Officer and Portfolio Manager

•	Investment Officer of MFS

•	Managed the Fund since May 2010

•	Employed in the investment area of MFS since 1992

•	BS, University of New Hampshire; MBA, Boston College

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — Marsico Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Marsico Capital Management, LLC (Marsico), which provides day-to-day portfolio management of the Fund.

In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” security selection. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Through this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.

In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” security selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are believed to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, or for other reasons.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Issuer Risk

•	Market Risk

•	Risk of Foreign Investing

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  75p

VP — Marsico Growth Fund

PORTFOLIO MANAGEMENT

Subadviser: Marsico, which began serving as Subadviser to the Fund in May 2010, is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers: The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Thomas F. Marsico, Portfolio Manager

•	Managed the Fund since 2010

•	Chief Executive Officer and Chief Investment Officer of Marsico

•	Founded Marsico in 1997

•	Over 30 years of experience in the investment management field as a securities analyst and portfolio manager

•	BA, University of Colorado; MBA, University of Denver

A. Douglas Rao, Senior Analyst and Portfolio Manager

•	Co-managed the Fund since 2010

•	Joined Marsico in 2005

•	Prior to joining Marsico, he was Senior Vice President and Financial Services Analyst for U.S. equities at Trust Company of the West.

•	Over 10 years of experience as a securities analyst

•	BA, University of Virginia; MBA, University of California, Los Angeles

Coralie Witter, CFA, Senior Analyst and Portfolio Manager

•	Co-managed the Fund since November 2010

•	Joined Marsico in 2004

•	Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research

•	Over 15 years of experience as a securities analyst

•	BA, University of Colorado

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

76p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Mondrian International Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The market capitalization range of the companies included in the Index was $48.9 million to $6.03 billion as of March 31, 2011. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Mondrian Investment Partners Limited (Mondrian), which provides day-to-day portfolio management of the Fund.

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Index. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will enter into the Fund. Mondrian’s three-stage research process includes:

•	An overview of financial statements and industry prospects;

•	Meetings (on-site) with company management to have a clearer understanding of business operations and growth prospects; and

•	Using a combination of bottom-up/top-down inputs to model the future income stream, balance sheet and cash flow projections of the company to ascertain the long-term dividend paying capability of the company, which are then used as inputs into the inflation adjusted dividend discount methodology to derive the underlying value of a company. In addition, Mondrian may sell a security if in its view:

•	Price appreciation has led to a significant overvaluation against a predetermined value level as defined by the dividend discount model;

•	Change in the fundamentals adversely affects ongoing appraisal of value;

•	More attractive alternatives are discovered; and

•	Market capitalization significantly exceeds Mondrian’s targeted ceiling.

Mondrian may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Derivatives Risk — Forward Foreign Currency Contracts

•	Foreign Currency Risk

•	Risks of Foreign/Emerging Markets Investing

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Small and Mid-Sized Company Risk

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  77p

VP — Mondrian International Small Cap Fund

PORTFOLIO MANAGEMENT

Subadviser: Mondrian, which began serving as Subadviser to the Fund in May 2010, is located at 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD. Mondrian, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Dr. Ormala Krishnan, Senior Portfolio Manager

Dr. Krishnan heads Mondrian’s international small cap strategy. Dr. Krishnan has managed the Fund since May 2010.

Dr. Krishnan started her investment career in 1993 with Singapore based Koeneman Capital Management. Prior to joining Mondrian in 2000 as a portfolio manager, Dr. Krishnan was an investment consultant with William M. Mercer. Upon completion of her BSc in pure and applied mathematics from the National University of Singapore, Dr. Krishnan achieved her MSc in actuarial science from City University, London. In 2006, Dr. Krishnan completed her doctoral program in investment and finance from Sir John Cass Business School, City of London. Her doctoral thesis was on “Value versus Growth in the Asian Equity Markets”.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

78p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Morgan Stanley Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s Subadviser, Morgan Stanley Investment Management Inc. (MSIM), which provides day-to-day portfolio management of the Fund. MSIM is also responsible for the supervision of Morgan Stanley Investment Management Limited (MSIM Limited) and Morgan Stanley Investment Management Company (MSIM Company), each of which assists MSIM with the day-to-day portfolio management of the Fund. MSIM, MSIM Limited and MSIM Company are collectively referred to as the Subadvisers.

The Subadvisers actively manage the Fund using a combination of top-down and bottom-up methodologies. The global top-down asset allocation is determined by focusing on key regional criteria, which include relative valuation, underlying real estate fundamentals, and demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadvisers employ a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadvisers consider broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Subadvisers generally consider selling a portfolio holding when they determine that the holding is less attractive based on a number of factors, including changes in the holding’s share price, underlying asset value, earnings prospects relative to its peers and/or business prospects.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Non-Diversification Risk

•	Market Risk

•	Real Estate Industry Risk

•	Risks of Foreign/Emerging Markets Investing

•	Foreign Currency Risk

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  79p

VP — Morgan Stanley Global Real Estate Fund

PORTFOLIO MANAGEMENT

Subadvisers: MSIM, which began serving as the Fund’s Subadviser in May 2010, is located at 522 Fifth Avenue, New York, New York 10036. MSIM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. MSIM is also responsible for the supervision of MSIM Limited, located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948, each of which assist with the Fund’s day-to-day portfolio management, under separate Delegation Agreements with MSIM. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

The Fund’s assets are managed within the Real Estate team, which is comprised of portfolio managers and analysts of MSIM, MSIM Limited and MSIM Company.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Theodore R. Bigman, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1995

Michiel te Paske, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1997

Sven van Kemenade, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1997

Angeline Ho, Portfolio Manager

•	Managed the Fund since May 2010

•	Managing Director of MSIM

•	Associated with MSIM in an investment management capacity since 1997

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

80p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — NFJ Dividend Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, NFJ Investment Group LLC (NFJ), which provides day-to-day portfolio management of the Fund.

NFJ uses a “value” investing style focusing on companies, including real estate investment trusts (REITs), whose securities it believes have low valuations. NFJ uses quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, NFJ analyzes factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and changes in companies’ fundamentals. NFJ also identifies what it believes to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, NFJ selects securities for the Fund.

NFJ considers selling a security when it believes any of the factors leading to the security’s purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Risks of Foreign/Emerging Markets Investing

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Varying Distribution Levels Risk

PORTFOLIO MANAGEMENT

Subadviser: NFJ, which began serving as Subadviser to the Fund in May 2010, is located at 2100 Ross Avenue, Suite 700, Dallas TX 75201. NFJ, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Benno J. Fischer, CFA, Managing Director

•	Managing Director and founding partner of NFJ

•	Managed the Fund since May 2010

•	Founded NFJ in 1989

•	Has over 45 years of investment experience

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  81p

VP — NFJ Dividend Value Fund

Paul Magnuson, Managing Director

•	Portfolio Manager and Managing Director of NFJ

•	Managed the Fund since May 2010

•	Joined NFJ in 1992

•	Has over 25 years of investment experience

R. Burns McKinney, CFA, Portfolio Manager

•	Portfolio Manager and Senior Vice President of NFJ

•	Managed the Fund since May 2010

•	Joined NFJ in 2006

•	Prior to joining NFJ, was an equity analyst at Evergreen Investments since 2001

•	Has over 14 years of investment experience

Thomas W. Oliver, CFA, CPA, Portfolio Manager

•	Portfolio Manager and Senior Vice President of NFJ

•	Managed the Fund since May 2010

•	Joined NFJ in 2005

•	Prior to joining NFJ, was a manager of corporate reporting at Perot Systems since 1998

•	Has over 15 years of investment experience

L. Baxter Hines, Vice President, Portfolio Manager/Analyst

•	Portfolio Manager /Analyst and Vice President of NFJ

•	Managed the Fund since January 2011

•	Joined NFJ in 2008

•	Has over 5 years of experience in equity research and investment consulting.

Jeff N. Reed, CFA Vice President, Portfolio Manager/Analyst

•	Portfolio Manager/Analyst and Vice President of NFJ

•	Managed the Fund since January 2011

•	Joined NFJ 2007

•	Has over 6 years of experience in investment and financial analysis.

Jonathon B. Miller Portfolio Manager/Analyst

•	Portfolio Manager/Analyst

•	Managed the Fund since January 2011

•	Joined NFJ 2009

•	Has over 3 years of experience in investment and financial analysis

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

82p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Nuveen Winslow Large Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Winslow Capital Management, Inc. (Winslow Capital), which provides day-to-day portfolio management of the Fund.

Winslow Capital’s fundamental, bottom-up investment process centers on identifying growth companies which exhibit some or all of the following characteristics:

•	in an industry with growth potential;

•	leading or gaining market share;

•	identifiable and sustainable competitive advantages;

•	a management team that can perpetuate the company’s competitive advantages; and

•	high, and preferably rising, return on invested capital.

In order to identify investment candidates for the Fund, Winslow Capital begins by using a quantitative screen of the companies in the Russell 1000® Index (the Index) with market capitalizations exceeding $4 billion, complemented with a limited number of companies that are either not in the Index and/or are below the $4 billion market capitalization limit. The companies that pass this screen are then qualitatively assessed in the context of their respective industry. Winslow Capital then determines which companies with potential for above-average future earnings growth fit their portfolio construction parameters in light of the companies’ valuations.

Winslow Capital employs a sell discipline which utilizes the same fundamental research process in order to control risk and protect capital. Winslow Capital will sell some or all of a position in a stock when:

•	the fundamental business prospects are deteriorating, altering the basis for investment;

•	a stock becomes fully valued; or

•	a position exceeds 5% of the Fund.

In addition, all stocks that decline 20% or more from the purchase price or a recent high are immediately reviewed for possible fundamental deterioration, and may be trimmed, sold or added to based on such review.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Foreign Currency Risk

•	Issuer Risk

•	Market Risk

•	Risk of Foreign Investing

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  83p

VP — Nuveen Winslow Large Cap Growth Fund

PORTFOLIO MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Winslow Capital Management, Inc., which began serving as Subadviser to the Fund in November 2010, is located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402. Winslow Capital, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s annual shareholder report for the fiscal year ended December 31, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Clark J. Winslow

•	Managed the Fund since November 2010.

•	Chief Executive Officer and Chief Investment Officer.

•	Founded Winslow Capital in 1992.

•	Began investment career in 1966.

•	BA, Yale University; MBA, Harvard Business School.

Justin H. Kelly, CFA

•	Managed the Fund since November 2010.

•	Senior Managing Director and Portfolio Manager.

•	Started at Winslow Capital in 1999.

•	Began investment career in 1992.

•	BS, Babson College.

R. Bart Wear, CFA

•	Managed the Fund since November 2010.

•	Senior Managing Director and Portfolio Manager.

•	Started at Winslow Capital in 1997.

•	Began investment career in 1982.

•	BS, Arizona State University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

84p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

VP — Partners Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000® Growth Index (the Index). The market capitalization range of the companies included in the Index was $7.7 million to $5.68 billion as of March 31, 2011. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, TCW Investment Management Company (TCW), Wells Capital Management Incorporated (WellsCap) and London Company of Virginia, doing business as The London Company (TLC) (each, a Subadviser), which provide day-to-day portfolio management of the Fund. Columbia Management Investment Advisers, LLC, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser and may change these proportions at any time. Each Subadviser acts independently and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

TCW

TCW pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

TCW seeks small capitalization companies that it believes will have free cash flow growth, over a three to five year investment horizon, greater than what is projected by current Wall Street estimates and whose securities are attractively valued relative to TCW’s projections. TCW’s process emphasizes fundamental research, thorough due diligence with target company management and the development of proprietary financial models.

TCW utilizes fundamental analysis which generally looks for companies, which in its view, have one or more of the following factors:

•	Competitive position in a large or growing market, offering the potential for open-ended growth

•	A differentiated product or service

•	A profitable business model at maturity

•	An ability to fund revenue and earnings growth through internally generated free cash flow and/or balance sheet cash

•	A strong management team

Typically, TCW sells an individual security when in its view the company fails to meet expectations, there is a deterioration of underlying fundamentals, TCW determines to take advantage of a better investment opportunity or the individual security has reached its sell target. TCW will also sell if an individual security weighting or sector weighting is too large.

WellsCap

WellsCap seeks small-capitalization companies that are in an emerging phase of their growth cycle. WellsCap generally believes these companies have prospects for robust and sustainable growth in earnings and revenue and that they may benefit from positive revisions to expectations for earnings and revenue growth, which may lead to stock outperformance. To find growth and anticipate positive revisions, WellsCap performs fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models appear to have sustainable profit potential. More specifically, WellsCap looks for what is being underappreciated by the market and focuses on the “gap” between their expectation for growth and what the market is discounting. WellsCap may sell a company’s stock when it sees a deterioration in fundamentals that causes it to become suspicious of a company’s prospective growth profile. Depending on the circumstances, WellsCap may also sell or trim a portfolio position when it sees a convergence or narrowing of the gap in growth rate expectations.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  85p

VP — Partners Small Cap Growth Fund

TLC

TLC seeks to purchase profitable, financially stable small-capitalization companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values. Guiding principles of TLC’s small-cap philosophy include, among other things: (1) a focus on cash return on tangible capital, instead of earnings per share, (2) a determination of company value based on an evaluation of cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively), and (4) an overall approach based on low turnover.

TLC utilizes a bottom-up approach in the security selection process. It screens a small-capitalization universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, free cash flow yield and tangible book value growth. TLC seeks companies that are trading at a 40% or greater discount to their perceived intrinsic value. TLC looks at a company’s corporate governance structure and management incentives to try to ascertain whether or not management’s interests are aligned with shareholders’ interests. TLC seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value. Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase, typically when the security is trading at a low-to-reasonable valuation. TLC generally sells a security to adjust overall portfolio risk or when it believes: the security has become overvalued and has reached TLC’s price target, the security’s fundamentals have deteriorated, there is significant trading activity by insiders or there is a more promising alternative.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Issuer Risk

•	Active Management Risk

•	Market Risk

•	Multi-Adviser Risk

•	Small Company Risk

•	Risk of Foreign Investing

•	Sector Risk

PORTFOLIO MANAGEMENT

Subadvisers: TCW, which began serving as a Subadviser to the Fund in May 2010, is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

TLC, which began serving as a Subadviser to the Fund in May 2010, is located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226. TLC, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

WellsCap, which began serving as a Subadviser to the Fund in May 2010, is located at 525 Market Street, San Francisco, California 94105. WellsCap, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

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VP — Partners Small Cap Growth Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TCW are:

Husam H. Nazer, Portfolio Manager

•	Managing Director and Senior Portfolio Manager at TCW

•	Managed the Fund since May 2010

•	Joined TCW and began investment career in 1995

•	BS, Boston University; MBA, University of Southern California

Brendt Stallings, CFA, Portfolio Manager

•	Managing Director and Senior Portfolio Manager at TCW

•	Managed the Fund since May 2010

•	Joined TCW in 1998

•	Began investment career in 1990

•	BA, Stanford University; MBA, Amos Tuck School at Dartmouth College

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TLC are:

Stephen Goddard, CFA, Portfolio Manager

•	President, Chief Investment Officer and Portfolio Manager at TLC

•	Managed the Fund since May 2010

•	Founded TLC in 1994

•	Began investment career in 1989

•	BA, Virginia Military Institute; MBA, University of Richmond

Jonathan Moody, CFA, Portfolio Manager

•	Principal and Portfolio Manager at TLC

•	Managed the Fund since May 2010

•	Joined TLC in 2002

•	Began investment career in 1992

•	BS, Virginia Military Institute

J. Wade Stinnette, Portfolio Manager

•	Portfolio Manager at TLC

•	Managed the Fund since May 2010

•	Joined TLC in 2008

•	Prior to joining TLC, was a founding partner of Tanglewood Asset Management since 2002

•	Began investment career in 1987

•	BS, Virginia Military Institute

J. Brian Campbell, CFA, Portfolio Manager

•	Director of Research and Portfolio Manager at TLC

•	Managed the Fund since Sept. 2010

•	Joined TLC in 2010

•	Prior to joining TLC, was Portfolio Manager and Director of Research at Hilliard Lyons Capital Management.

•	Began iinvestment career in 2000

•	BBA, University of Kentucky; MBA, Kelly School of Business at Indiana University

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VP — Partners Small Cap Growth Fund

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by WellsCap are:

Joseph M. Eberhardy, CFA, CPA, Portfolio Manager

•	Portfolio Manager at WellsCap

•	Managed the Fund since May 2010

•	Joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1994

•	Began investment career in 1994

•	BA, University of Wisconsin-Milwaukee

Thomas C. Ognar, CFA, Portfolio Manager

•	Portfolio Manager at WellsCap

•	Managed the Fund since May 2010

•	Joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1998

•	Began investment career in 1993

•	BS, Miami University; MS, University of Wisconsin, Madison

Bruce C. Olson, CFA, Portfolio Manager

•	Portfolio Manager at WellsCap

•	Managed the Fund since May 2010

•	Joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1994

•	Began investment career in 1982

•	BA, Gustavus Adolphus College

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — PIMCO Mortgage-Backed Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Pacific Investment Management Company LLC (PIMCO), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund’s objective, PIMCO chooses investments by utilizing:

•	Duration management;

•	Yield curve or maturity structuring;

•	Sub-sector rotation; and

•	Bottom-up techniques including in-house credit and quantitative research.

In evaluating whether to sell a security, PIMCO considers, among other factors, whether:

•	The interest rate or economic outlook changes.

•	The security is overvalued relative to alternative investments.

•	The issuer or the security continues to meet the other standards described above.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on PIMCO’s forecast for interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Counterparty Risk

•	Credit Risk

•	High-Yield Securities Risk

•	Derivatives Risk — Forward Contracts

•	Interest Rate Risk

•	Issuer Risk

•	Leverage Risk

•	Liquidity Risk

•	Market Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Prepayment and Extension Risk

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VP — PIMCO Mortgage-Backed Securities Fund

PORTFOLIO MANAGEMENT

Subadviser: PIMCO, which began serving as Subadviser to the Fund in May 2010, is located at 840 Newport Center Drive, Newport Beach, CA 92660, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Simon, Portfolio Manager

•	Managing Director at PIMCO

•	Managed the Fund since May 2010.

•	Joined PIMCO as Portfolio Manager in 2000

•	Prior to joining PIMCO, served as a Senior Managing Director and co-head of mortgage-backed securities pass-through trading at Bear Stearns & Co.

•	Began investment career in 1983

•	B.S. and M.S. in Industrial Engineering, Stanford University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — Pyramis® International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index (Index). The market capitalization range of the companies included within the Index was $1.17 billion to $199.41 billion as of March 31, 2011. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund will provide shareholders with at least 60 days written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Pyramis Global Advisors, LLC (Pyramis), an indirectly held, whollyowned subsidiary of FMR LLC, which provides day-to-day portfolio management of the Fund.

When buying and selling a security, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including, but not limited to, its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate the securities’ growth potential, valuation, liquidity, and investment risks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Risks of Foreign Investing

•	Issuer Risk

•	Liquidity Risk

•	Market Risk

PORTFOLIO MANAGEMENT

Subadviser: Pyramis Global Advisors, LLC, an indirectly held, wholly-owned subsidiary of FMR LLC, which began serving as Subadviser to the Fund in May 2010, is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Cesar Hernandez, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Fidelity in 1989. Mr. Hernandez developed the select international strategy at Fidelity and has been responsible for managing select international and select global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.

•	Began investment career in 1986.

•	BS, Universidad Simon Bolivar; MBA, Babson College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

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VP — Wells Fargo Short Duration Government Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies or government-sponsored entities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Wells Capital Management Incorporated (WellsCap or the Subadviser), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund’s objective, WellsCap will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by WellsCap to be of comparable quality. As part of the Fund’s investment strategy, the Subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, WellsCap may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

In pursuit of the Fund’s objective, the Subadviser chooses debt securities that it believes:

•	offer competitive returns;

•	are undervalued; and

•	offer additional income and /or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity.

In evaluating whether to sell a security, the Subadviser considers, among other factors, whether:

•	The security has achieved its designed return.

•	The security or its sector has become overvalued.

•	A more attractive opportunity becomes available or the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under “Descriptions of the Principal Risks of Investing in the Funds” in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Credit Risk

•	Leverage Risk

•	Liquidity Risk

•	Interest Rate Risk

•	Market Risk

•	Prepayment and Extension Risk

•	Stripped Securities Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	U.S. Government Obligations Risk

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VP — Wells Fargo Short Duration Government Fund

PORTFOLIO MANAGEMENT

Subadviser: Wells Capital Management Incorporated (WellsCap), which began serving as Subadviser to the Fund in May 2010, is located at 525 Market Street, San Francisco, California 94105. WellsCap, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. A discussion regarding the basis for the Board approving the Subadvisory Agreement is available in the Fund’s semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Thomas O’Connor, CFA, Portfolio Manager

•	Managed the Fund since 2010

•	Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at WellsCap

•	Joined the Montgomery Fixed Income Team as Senior Portfolio Manager in 2000

•	Prior to joining WellsCap, Senior Portfolio Manager in charge of agency mortgages at Vanderbilt Capital Advisors and a Senior Trader of agency mortgages in both a proprietary and market-making role at the Union Bank of Switzerland

•	Began investment career in 1988

•	B.S. in Business Administration, University of Vermont

Troy Ludgood, Portfolio Manager

•	Managed the Fund since 2010

•	Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at WellsCap

•	Joined the Montgomery Fixed Income Team in 2004

•	Prior to joining WellsCap, Trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds

•	Began investment career in 2000

•	M.B.A, Wharton School, University of Pennsylvania

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  93p

Descriptions of the Principal Risks of Investing in the Funds

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds’ principal investment strategies.

Risk Type/Fund(s)	Description
Active Management Risk

All Funds	The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk

VP – Eaton Vance Floating-Rate Income Fund VP – PIMCO Mortgage-Backed Securities Fund	The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle held by the Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other reorganization proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk

Columbia VP – Limited Duration Credit Fund
VP – American Century Diversified Bond Fund
VP – PIMCO Mortgage-Backed Securities Fund
VP – J.P. Morgan Core Bond Fund
VP – Wells Fargo Short Duration Government Fund	Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract, may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Lower quality or unrated securities held by the Fund may present increased credit risk.

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Risk Type/Fund(s)	Description
Credit Risk

VP – Eaton Vance Floating-Rate Income Fund	Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

Derivatives Risk — Forward Contracts

VP – PIMCO Mortgage-Backed Securities Fund	The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

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Risk Type/Fund(s)	Description
Derivatives Risk — Forward Foreign Currency Contracts

VP – AllianceBernstein International Value Fund VP – Invesco International Growth Fund VP – Mondrian International Small Cap Fund	The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk — Futures Contracts

VP – AllianceBernstein International Value Fund	The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

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Risk Type/Fund(s)	Description
Derivatives Risk — Warrants

VP – Invesco International Growth Fund	Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Foreign Currency Risk

VP – AllianceBernstein International Value Fund VP – Mondrian International Small Cap Fund VP – Morgan Stanley Global Real Estate Fund VP – Nuveen Winslow Large Cap Growth Fund	The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

High-Yield Securities Risk

Columbia VP – Limited Duration Credit Fund VP – American Century Diversified Bond Fund VP – J.P. Morgan Core Bond Fund VP – PIMCO Mortgage-Backed Securities Fund	Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

High-Yield Securities Risk

VP – Eaton Vance Floating-Rate Income Fund	Non-investment grade loans or other fixed-income securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other fixed-income securities have greater price fluctuations and are more likely to experience a default than investment grade loans or fixed-income securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

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Risk Type/Fund(s)	Description
Highly Leveraged Transactions Risk

VP – Eaton Vance Floating-Rate Income Fund	The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers upon their credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk

VP – Eaton Vance Floating-Rate Income Fund	The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk

Columbia VP – Limited Duration Credit Fund
VP – American Century Diversified Bond Fund
VP – J.P. Morgan Core Bond Fund
VP – PIMCO Mortgage-Backed Securities Fund
VP – Wells Fargo Short Duration Government Fund	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

Interest Rate Risk

VP – Eaton Vance Floating-Rate Income Fund	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

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Risk Type/Fund(s)	Description
Issuer Risk

VP – AllianceBernstein International Value Fund
VP – American Century Diversified Bond Fund
VP – American Century Growth Fund
VP – Columbia Wanger International Equities Fund
VP – Columbia Wanger U.S. Equities Fund
VP – Invesco International Growth Fund
VP – J.P. Morgan Core Bond Fund
VP – Jennison Mid Cap Growth Fund
VP – MFS Value Fund
VP – Marsico Growth Fund
VP – Mondrian International Small Cap Fund
VP – NFJ Dividend Value Fund
VP – Partners Small Cap Growth Fund
VP – PIMCO Mortgage-Backed Securities Fund
VP – Pyramis® International Equity Fund
VP – Nuveen Winslow Large Cap Growth Fund	An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk

VP – PIMCO Mortgage-Backed Securities Fund VP – Wells Fargo Short Duration Government Fund	Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk

Columbia VP – Limited Duration Credit Fund
VP – American Century Diversified Bond Fund
VP – Invesco International Growth Fund
VP – J.P. Morgan Core Bond Fund
VP – PIMCO Mortgage-Backed Securities Fund
VP – Pyramis® International Equity Fund
VP – Wells Fargo Short Duration Government Fund	Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Liquidity Risk

VP – Eaton Vance Floating-Rate Income Fund	Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance.

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Risk Type/Fund(s)	Description
Market Risk

Columbia VP – Limited Duration Credit Fund
VP – American Century Diversified Bond Fund
VP – J.P. Morgan Core Bond Fund
VP – PIMCO Mortgage-Backed Securities Fund
VP – Wells Fargo Short Duration Government Fund	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Market Risk

VP – American Century Growth Fund VP – Marsico Growth Fund VP – MFS Value Fund VP – NFJ Dividend Value Fund VP – Nuveen Winslow Large Cap Growth Fund	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Market Risk

VP – AllianceBernstein International Value Fund
VP – Columbia Wanger International Equities Fund
VP – Columbia Wanger U.S. Equities Fund
VP – Invesco International Growth Fund
VP – Jennison Mid Cap Growth Fund
VP – Mondrian International Small Cap Fund
VP – Morgan Stanley Global Real Estate Fund
VP – Partners Small Cap Growth Fund
VP – Pyramis® International Equity Fund	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Market Risk

VP – Eaton Vance Floating-Rate Income Fund	The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Mid-Sized Company Risk

VP – Jennison Mid Cap Growth Fund	Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings, may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may traded on the over-the- counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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Risk Type/Fund(s)	Description
Mortgage-Related and Other Asset-Backed Risk

Columbia VP – Limited Duration Credit Fund VP – J.P. Morgan Core Bond Fund VP – PIMCO Mortgage-Backed Securities Fund VP – Wells Fargo Short Duration Government Fund	Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk

VP – Partners Small Cap Growth Fund	The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Non-Diversification Risk

VP – Morgan Stanley Global Real Estate Fund	The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

Prepayment and Extension Risk

Columbia VP – Limited Duration Credit Fund
VP – American Century Diversified Bond Fund
VP – Eaton Vance Floating-Rate Income Fund
VP – J.P. Morgan Core Bond Fund
VP – PIMCO Mortgage-Backed Securities Fund
VP – Wells Fargo Short Duration Government Fund	Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

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Risk Type/Fund(s)	Description
Real Estate Industry Risk

VP – Morgan Stanley Global Real Estate Fund
Because of the Fund’s ability to invest in REITs, REOCs and foreign real estate investment companies, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Risks of Foreign Investing

Columbia VP – Limited Duration Credit Fund
VP – Eaton Vance Floating-Rate Income Fund
VP – Jennison Mid Cap Growth Fund
VP – MFS Value Fund
VP – Marsico Growth Fund
VP – Nuveen Winslow Large Cap Growth Fund
VP – Partners Small Cap Growth Fund
VP – Pyramis® International Equity Fund
Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the risks associated with political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

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Risk Type/Fund(s)	Description
Risks of Foreign/Emerging Markets Investing

VP – AllianceBernstein International Value Fund
VP – Columbia Wanger International Equities Fund
VP – Invesco International Growth Fund
VP – Mondrian International Small Cap Fund
VP – Morgan Stanley Global Real Estate Fund
VP – NFJ Dividend Value Fund
Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risk associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk

VP – Morgan Stanley Global Real Estate Fund VP – Partners Small Cap Growth Fund	If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

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Risk Type/Fund(s)	Description
Small and Mid-Sized Company Risk

VP – Columbia Wanger International Equities Fund VP – Columbia Wanger U.S. Equities Fund VP – Mondrian International Small Cap Fund	Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Small Company Risk

VP – Partners Small Cap Growth Fund	Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk

Columbia VP – Limited Duration Credit Fund
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Stripped Securities Risk

VP – Wells Fargo Short Duration Government Fund	Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

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Risk Type/Fund(s)	Description
U.S. Government Obligations Risk

VP – Wells Fargo Short Duration Government Fund	U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Value Securities Risk

VP – AllianceBernstein International Value Fund VP – MFS Value Fund	Value securities involve the risk that they may never reach what the portfolio managers believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk

VP – NFJ Dividend Value Fund	The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

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MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in each Fund’s Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitments by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses are expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses*, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed the amounts shown below:

Fund	Class 1	Class 2
Columbia VP — Limited Duration Credit Fund	0.54%	0.79%
VP — AllianceBernstein International Value Fund	0.93%	1.18%
VP — American Century Diversified Bond Fund	0.70%	0.95%
VP — American Century Growth Fund	0.70%	0.95%
VP — Columbia Wanger International Equities Fund	1.01%	1.26%
VP — Columbia Wanger U.S. Equities Fund	0.97%	1.22%
VP — Eaton Vance Floating-Rate Income Fund	0.73%	0.98%
VP — Invesco International Growth Fund	0.95%	1.20%
VP — J.P. Morgan Core Bond Fund	0.70%	0.95%
VP — Jennison Mid Cap Growth Fund	0.83%	1.08%
VP — MFS Value Fund	0.72%	0.97%
VP — Marsico Growth Fund	0.72%	0.97%
VP — Mondrian International Small Cap Fun	1.16%	1.41%
VP — Morgan Stanley Global Real Estate Fund	0.89%	1.14%
VP — NFJ Dividend Value Fund	0.76%	1.01%
VP — Nuveen Winslow Large Cap Growth Fund	0.74%	0.99%
VP — Partners Small Cap Growth Fund	1.06%	1.31%
VP — PIMCO Mortgage-Backed Securities Fund	0.56%	0.81%
VP — Pyramis® International Equity Fund	0.95%	1.20%
VP — Wells Fargo Short Duration Government Fund	0.58%	0.83%

*	In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal investment strategies. For example, a Fund that does not include investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as “acquired funds”) as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

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Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy may use such instruments to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds’ Statement of Additional Information (SAI) and their annual and semiannual reports.

Unusual Market Conditions. A Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the caption “Additional Management Information” for more information.

Lending of Portfolio Securities. The Funds may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Funds’ securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Funds may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Funds’ SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds’ securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund are set forth in the SAI. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Also, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Funds’ purchase and sale transactions may cause the market to move and change the market price for an investment.

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Although brokerage commissions and implied commissions are not reflected in the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund” for each Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Funds’ historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the “Financial Highlights.”

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See “Fund Management and Compensation, Investment Manager.” The date the current Subadviser(s) began serving the Fund is set forth under “Portfolio Management”. When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the “Financial Highlights” applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under “Portfolio Turnover.”

Directed Brokerage. The Funds’ Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly known as RiverSource Investments, LLC, 225 Franklin Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement) the fee for the most recent fiscal year was as follows:

Fund	Management Fee for the fiscal period ended Dec. 31, 2010
Columbia VP — Limited Duration Credit Fund	0.47%

VP — AllianceBernstein International Value Fund	0.85%

VP — American Century Diversified Bond Fund	0.47%

VP — American Century Growth Fund	0.64%

VP — Columbia Wanger International Equities Fund	0.94%

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Fund	Management Fee for the fiscal period ended Dec. 31, 2010
VP — Columbia Wanger U.S. Equities Fund	0.88%

VP — Eaton Vance Floating-Rate Income Fund	0.63%

VP — Invesco International Growth Fund	0.84%

VP — J.P. Morgan Core Bond Fund	0.47%

VP — Jennison Mid Cap Growth Fund	0.75%

VP — MFS Value Fund	0.64%

VP — Marsico Growth Fund	0.64%

VP — Mondrian International Small Cap Fund	0.95%

VP — Morgan Stanley Global Real Estate Fund	0.85%

VP — NFJ Dividend Value Fund	0.64%

VP — Nuveen Winslow Large Cap Growth Fund	0.65%

VP — Partners Small Cap Growth Fund	0.88%

VP — PIMCO Mortgage-Backed Securities Fund	0.48%

VP — Pyramis® International Equity Fund	0.85%

VP — Wells Fargo Short Duration Government Fund	0.48%

Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.

A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Fund’s Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all funds in the Fund Family.

A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Funds’ annual shareholder report for the period ended Dec. 31, 2010.

Buying and Selling Shares

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

Each Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  109p

 FUNDamentalsTM

 Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your contract, qualified pension and retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and each Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 shares. These fees are calculated daily, may vary by share class and are intended to compensate the distributor and/or selling and/or servicing agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time. The Funds will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Funds may reduce or discontinue payments at any time.

Selling and/or Servicing Agent Compensation

The distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the funds in the Fund Family (the Funds). The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the distributor attributable to that intermediary, gross sales of the Funds distributed by the distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Funds attributable to the intermediary. The distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the distributor and the investment manager, and the products they offer, including the Funds.

Amounts paid by the distributor and the investment manager and their affiliates are paid out of the distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the distributor and the investment manager have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

BUYING, SELLING AND TRANSFERRING SHARES

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

110p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

 FUNDamentalsTM

 NAV Calculation

 Each of the Fund’s share classes calculate their NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)

Number of outstanding shares of the class

 FUNDamentalsTM

 Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own unique fees and other features. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by a Fund.

Shares of a Fund are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies and qualified pension and retirement plan sponsors.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  111p

Shares of a Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in good form by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling and/or servicing agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts at participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in a Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares — Excessive Trading Practices Policy of Non-Money Market Funds for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

112p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  113p

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Distributions and Taxes

REINVESTMENTS

All distributions by the Funds are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: Columbia VP – Limited Duration Credit Fund, VP – AllianceBernstein International Value Fund, VP – American Century Diversified Bond Fund, VP – Columbia Wanger International Equities Fund, VP – Eaton Vance Floating-Rate Income Fund, VP – Invesco International Growth Fund, VP – J.P. Morgan Core Bond Fund, VP – Mondrian International Small Cap Fund, VP – Morgan Stanley Global Real Estate Fund, VP – PIMCO Mortgage-Backed Securities Fund, VP – Pyramis International Equity Fund and VP – Wells Fargo Short Duration Government Fund.

Each of the following Funds is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders: VP – American Century Growth Fund, VP – Columbia Wanger U.S. Equities Fund, VP – Jennison Mid Cap Growth Fund, VP – MFS Value Fund, VP – Marsico Growth Fund, VP – NFJ Dividend Value Fund, VP – Nuveen Winslow Large Cap Growth Fund and VP – Partners Small Cap Growth Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Funds.

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation), 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to all funds in the Fund Family, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other funds in the Fund Family, including the Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including, but not limited to Columbia Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the Fund Family and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Potential Conflicts of Interest

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  115p

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and other distributions, if any). Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Columbia Variable Portfolio — Limited Duration Credit Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.18
Net realized and unrealized gain on investments	.09

Total from investment operations	.27

Net asset value, end of period	$10.27

Total return	2.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.61%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.54%	(c)

Net investment income	2.75%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,370,410

Portfolio turnover(e)	16%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain on investments	.08

Total from investment operations	.25

Net asset value, end of period	$10.25

Total return	2.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)

Net investment income	2.64%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,250

Portfolio turnover(e)	16%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

116p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — AllianceBernstein International Value Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.07
Net realized and unrealized gain on investments	1.27
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.34

Less distributions to shareholders from:
Net investment income	(.09)

Net asset value, end of period	$11.25

Total return	13.53%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.04%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.92%	(e)

Net investment income	1.04%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,254,171

Portfolio turnover	29%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments	1.30
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.32

Less distributions to shareholders from:
Net investment income	(.08)

Net asset value, end of period	$11.24

Total return	13.30%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.29%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.17%	(e)

Net investment income	0.28%	(e)

Supplemental data
Net assets, end of period (in thousands)	$583

Portfolio turnover	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01 per share.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  117p

Variable Portfolio — American Century Diversified Bond Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.15

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain on investments	.16

Total from investment operations	.32

Net asset value, end of period	$10.47

Total return	3.15%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	2.32%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,997,905

Portfolio turnover	66%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.15

Income from investment operations:
Net investment income	.15
Net realized and unrealized gain on investments	.16

Total from investment operations	.31

Net asset value, end of period	$10.46

Total return	3.05%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	2.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$817

Portfolio turnover	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

118p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — American Century Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain on investments	1.27

Total from investment operations	1.33

Net asset value, end of period	$11.33

Total return	13.30%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)

Net investment income	1.00%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,781,141

Portfolio turnover	56%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain on investments	1.22

Total from investment operations	1.31

Net asset value, end of period	$11.31

Total return	13.10%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)

Net investment income	1.24%	(c)

Supplemental data
Net assets, end of period (in thousands)	$197

Portfolio turnover	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  119p

Variable Portfolio — Columbia Wanger International Equities Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	2.32
Increase from payment by affiliate	.01

Total from investment operations	2.37

Less distributions to shareholders from:
Net investment income	(.06)

Net asset value, end of period	$12.31

Total return	23.75%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.33%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.15%	(d)

Net investment income	0.63%	(d)

Supplemental data
Net assets, end of period (in thousands)	$503,442

Portfolio turnover	20%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.00	(f)
Net realized and unrealized gain on investments	2.35
Increase from payment by affiliate	.01

Total from investment operations	2.36

Less distributions to shareholders from:
Net investment income	(.05)

Net asset value, end of period	$12.31

Total return	23.63%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.48%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.40%	(d)

Net investment income	0.05%	(d)

Supplemental data
Net assets, end of period (in thousands)	$1,306

Portfolio turnover	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

120p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Columbia Wanger U.S. Equities Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain on investments	1.88
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.87

Net asset value, end of period	$11.87

Total return	18.70%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.06%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.97%	(d)

Net investment loss	(0.09%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$656,773

Portfolio turnover	17%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.00	(b)
Net realized and unrealized gain on investments	1.85
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.85

Net asset value, end of period	$11.85

Total return	18.50%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.31%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.22%	(d)

Net investment income	0.02%	(d)

Supplemental data
Net assets, end of period (in thousands)	$779

Portfolio turnover	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01 per share.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  121p

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.62

Income from investment operations:
Net investment income	.24
Net realized and unrealized gain on investments	.06

Total from investment operations	.30

Net asset value, end of period	$9.92

Total return	3.12%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.83%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.58%	(c)

Net investment income	3.89%	(c)

Supplemental data
Net assets, end of period (in thousands)	$788,430

Portfolio turnover	19%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.62

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investments(e)	(.04)

Total from investment operations	.21

Net asset value, end of period	$9.83

Total return	2.18%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.83%	(c)

Net investment income	3.97%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,735

Portfolio turnover	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(e)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

122p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Invesco International Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain on investments	1.63
Increase from payment by affiliate	.01

Total from investment operations	1.70

Less distributions to shareholders from:
Net investment income	(.06)

Net asset value, end of period	$11.64

Total return	17.11%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.02%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.96%	(d)

Net investment income	0.87%	(d)

Supplemental data
Net assets, end of period (in thousands)	$1,645,212

Portfolio turnover	17%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments	1.65
Increase from payment by affiliate	.01

Total from investment operations	1.68

Less distributions to shareholders from:
Net investment income	(.05)

Net asset value, end of period	$11.63

Total return	16.89%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.29%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)

Net investment income	0.30%	(d)

Supplemental data
Net assets, end of period (in thousands)	$456

Portfolio turnover	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  123p

Variable Portfolio — J.P. Morgan Core Bond Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain on investments	.25

Total from investment operations	.39

Net asset value, end of period	$10.39

Total return	3.90%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	2.12%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,791,930

Portfolio turnover	78%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.15
Net realized and unrealized gain on investments	.22

Total from investment operations	.37

Net asset value, end of period	$10.37

Total return	3.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	2.26%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,173

Portfolio turnover	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

124p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Jennison Mid Cap Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.05
Net realized and unrealized gain on investments	1.31

Total from investment operations	1.36

Net asset value, end of period	$11.36

Total return	13.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.91%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.82%	(c)

Net investment income	0.81%	(c)

Supplemental data
Net assets, end of period (in thousands)	$839,892

Portfolio turnover	25%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	1.25

Total from investment operations	1.33

Net asset value, end of period	$11.33

Total return	13.30%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)

Net investment income	1.20%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$348

Portfolio turnover	25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  125p

Variable Portfolio — MFS Value Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.66

Total from investment operations	.76

Net asset value, end of period	$10.76

Total return	7.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.64%	(c)

Net investment income	1.79%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,534,188

Portfolio turnover	13%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	.64

Total from investment operations	.75

Net asset value, end of period	$10.75

Total return	7.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.89%	(c)

Net investment income	1.67%	(c)

Supplemental data
Net assets, end of period (in thousands)	$365

Portfolio turnover	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

126p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Marsico Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	2.02
Increase from payment by affiliate	.00	(b)

Total from investment operations	2.06

Net asset value, end of period	$12.06

Total return	20.60%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.78%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.70%	(e)

Net investment income	0.64%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,590,540

Portfolio turnover	44%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	2.00
Increase from payment by affiliate	.00	(b)

Total from investment operations	2.04

Net asset value, end of period	$12.04

Total return	20.40%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.03%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.95%	(e)

Net investment income	0.51%	(e)

Supplemental data
Net assets, end of period (in thousands)	$323

Portfolio turnover	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Rounds to less than $0.01 per share.

(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  127p

Variable Portfolio — Mondrian International Small Cap Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments	2.44

Total from investment operations	2.56

Less distributions to shareholders from:
Net investment income	(.10)

Net asset value, end of period	$12.46

Total return	25.71%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.20%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.20%	(c)

Net investment income	1.69%	(c)

Supplemental data
Net assets, end of period (in thousands)	$301,889

Portfolio turnover	15%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	2.41

Total from investment operations	2.52

Less distributions to shareholders from:
Net investment income	(.08)

Net asset value, end of period	$12.44

Total return	25.29%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.43%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.43%	(c)

Net investment income	1.53%	(c)

Supplemental data
Net assets, end of period (in thousands)	$6

Portfolio turnover	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

128p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain on investments	1.56
Increase from payment by affiliate	.01

Total from investment operations	1.74

Net asset value, end of period	$11.74

Total return	17.40%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.11%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.86%	(d)

Net investment income	2.48%	(d)

Supplemental data
Net assets, end of period (in thousands)	$369,366

Portfolio turnover	14%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain on investments	1.54
Increase from payment by affiliate	.01

Total from investment operations	1.71

Net asset value, end of period	$11.71

Total return	17.10%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.35%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.11%	(d)

Net investment income	2.16%	(d)

Supplemental data
Net assets, end of period (in thousands)	$880

Portfolio turnover	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  129p

Variable Portfolio — NFJ Dividend Value Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain on investments	1.01

Total from investment operations	1.26

Net asset value, end of period	$11.26

Total return	12.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.64%	(c)

Net investment income	3.73%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,544,544

Portfolio turnover	24%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain on investments	.99

Total from investment operations	1.24

Net asset value, end of period	$11.24

Total return	12.40%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.89%	(c)

Net investment income	3.69%	(c)

Supplemental data
Net assets, end of period (in thousands)	$183

Portfolio turnover	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

130p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.01
Net realized and unrealized gain on investments	1.41

Total from investment operations	1.42

Net asset value, end of period	$11.42

Total return	14.20%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.80%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)

Net investment income	0.18%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,192,955

Portfolio turnover	109%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain on investments	1.41

Total from investment operations	1.40

Net asset value, end of period	$11.40

Total return	14.00%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)

Net investment loss	(0.12%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$42

Portfolio turnover	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  131p

Variable Portfolio — Partners Small Cap Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain on investments	1.79

Total from investment operations	1.77

Net asset value, end of period	$11.77

Total return	17.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)

Net investment loss	(0.24%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$483,631

Portfolio turnover	43%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investments	1.78

Total from investment operations	1.75

Net asset value, end of period	$11.75

Total return	17.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.34%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.32%	(c)

Net investment loss	(0.40%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$131

Portfolio turnover	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

132p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	.29

Total from investment operations	.37

Net asset value, end of period	$10.37

Total return	3.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	1.28%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,087,790

Portfolio turnover	1,403%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	.28

Total from investment operations	.36

Net asset value, end of period	$10.36

Total return	3.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.95%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	1.25%	(c)

Supplemental data
Net assets, end of period (in thousands)	$478

Portfolio turnover	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  133p

Variable Portfolio — Pyramis® International Equity Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.05
Net realized and unrealized gain on investments	1.56

Total from investment operations	1.61

Less distributions to shareholders from:
Net investment income	(.04)

Net asset value, end of period	$11.57

Total return	16.14%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.06%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.96%	(c)

Net investment income	0.81%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,019,309

Portfolio turnover	43%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments	1.57

Total from investment operations	1.59

Less distributions to shareholders from:
Net investment income	(.03)

Net asset value, end of period	$11.56

Total return	15.92%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.30%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.21%	(c)

Net investment income	0.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$87

Portfolio turnover	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

134p  VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.02

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	.06

Total from investment operations	.17

Net asset value, end of period	$10.19

Total return	1.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	1.70%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,574,515

Portfolio turnover	360%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.02

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.05

Total from investment operations	.15

Net asset value, end of period	$10.17

Total return	1.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	1.57%	(c)

Supplemental data
Net assets, end of period (in thousands)	$469

Portfolio turnover	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

VARIABLE PORTFOLIO FUNDS — 2011 PROSPECTUS  135p

VARIABLE PORTFOLIO FUNDS
P.O. Box 8081
Boston, MA 02266-8081

Additional information about the Funds and their investments is available in the Funds’ SAI and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds at 800.345.6611 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

S-6546-99 C (4/11)

Prospectus
(COLUMBIA MANAGEMENT LOGO)

Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio

Prospectus April 29, 2011

This prospectus describes five Funds, each of which invests in other funds. The objective of each Fund is a high level of total return that is consistent with an acceptable level of risk.

Each above-named Fund offers Class 2 and Class 4 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. There is no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objective, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

Summary of Variable Portfolio – Conservative Portfolio	3p
Summary of Variable Portfolio – Moderately Conservative Portfolio	6p
Summary of Variable Portfolio – Moderate Portfolio	9p
Summary of Variable Portfolio – Moderately Aggressive Portfolio	12p
Summary of Variable Portfolio – Aggressive Portfolio	15p
More Information About the Funds	18p
Investment Objectives	18p
Principal Investment Strategies of the Funds	18p
Principal Risks of Investing in the Funds	20p
More About Annual Fund Operating Expenses	22p
Other Investment Strategies and Risks	23p
Fund Management and Compensation	24p
Additional Services and Compensation	25p
Payments to Affiliated Insurance Companies	25p
Potential Conflicts of Interest	25p
Additional Management Information	26p
Buying and Selling Shares	27p
Description of Fund Shares	27p
Pricing and Valuing of Fund Shares	27p
Purchasing Shares	28p
Transferring/Selling Shares	28p
Excessive Trading Practices Policy of Non-Money Market Funds	28p
Distributions and Taxes	31p
Financial Highlights	32p
Appendix A: Underlying Funds — Investment Objectives and Strategies	A.1
Appendix B: Underlying Funds — Risks	B.1

2p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Summary of Variable Portfolio – Conservative Portfolio (Conservative Portfolio)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Conservative Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses	0.64%	0.64%
Total annual fund operating expenses	0.92%	0.92%
Less: fee waiver/expense reimbursement(a)	0.00%	(0.06%)
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)	0.92%	0.86%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for all share classes until at least April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including fees and expenses of acquired funds) will not exceed 0.86% for Class 4 shares of the Fund through April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Portfolio	1 year	3 years	5 years	10 years

Class 2	$94	$294	$510	$1,136
Class 4	$88	$281	$498	$1,124

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  3p

Conservative Portfolio

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash

15-25%	65-75%	5-15%
Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. Since Conservative Portfolio intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 7, 2010. When performance is available, Conservative Portfolio intends to compare its performance to the Barclays Capital U.S. Aggregate Bond Index and a Blended Index, consisting of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 6% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US and 10% Citigroup 3-month U.S. Treasury Bill Index.

4p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Conservative Portfolio

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  5p

Summary of Variable Portfolio – Moderately Conservative Portfolio (Moderately Conservative Portfolio)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Conservative Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.69%	0.69%
Total annual fund operating expenses	0.96%	0.96%
Less: fee waiver/expense reimbursement(a)	0.00%	(0.06%	)
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)	0.96%	0.90%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for all share classes until at least April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including fees and expenses of acquired funds) will not exceed 0.90% for Class 4 shares of the Fund through April 30 2012, unless sooner terminated at the sole discretion of the Fund’s Board.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Conservative Portfolio	1 year	3 years	5 years	10 years

Class 2	$98	$307	$533	$1,185
Class 4	$92	$294	$521	$1,174

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

6p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Moderately Conservative Portfolio

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash

30-40%	55-65%	0-10%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. Since Moderately Conservative Portfolio intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 7, 2010. When performance is available, Moderately Conservative Portfolio intends to compare its performance to the Barclays Capital U.S. Aggregate Bond Index and a Blended Index, consisting of 60% Barclays Capital U.S. Aggregate Bond Index, 24.5% Russell 3000 Index, 10.5% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US and 5% Citigroup 3-month U.S. Treasury Bill Index.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  7p

Moderately Conservative Portfolio

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

8p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Summary of Variable Portfolio – Moderate Portfolio (Moderate Portfolio)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a moderate level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderate Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 4

Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.75%	0.75%
Total annual fund operating expenses	1.02%	1.02%
Less: fee waiver/expense reimbursement(a)	0.00%	(0.08%	)
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)	1.02%	0.94%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for all share classes until at least April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including fees and expenses of acquired funds) will not exceed 0.94% for Class 4 shares of the Fund through April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Portfolio	1 year	3 years	5 years	10 years

Class 2	$104	$325	$565	$1,254
Class 4	$96	$309	$549	$1,239

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  9p

Moderate Portfolio

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash

45-55%	45-55%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. Since Moderate Portfolio intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 7, 2010. When performance is available, Moderate Portfolio intends to compare its performance to the Barclays Capital U.S. Aggregate Bond Index and a Blended Index, consisting of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US.

10p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Moderate Portfolio

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  11p

Summary of Variable Portfolio – Moderately Aggressive Portfolio
(Moderately Aggressive Portfolio)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Aggressive Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.79%	0.79%
Total annual fund operating expenses	1.06%	1.06%
Less: fee waiver/expense reimbursement(a)	0.00%	(0.08%	)
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)	1.06%	0.98%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for all share classes until at least April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including fees and expenses of acquired funds) will not exceed 0.98% for Class 4 shares of the Fund through April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Aggressive Portfolio	1 year	3 years	5 years	10 years

Class 2	$108	$338	$587	$1,301
Class 4	$100	$322	$571	$1,286

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

12p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Moderately Aggressive Portfolio

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash

60-70%	30-40%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. Since Moderately Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 7, 2010. When performance is available, Moderately Aggressive Portfolio intends to compare its performance to the Russell 3000 Index and a Blended Index, consisting of 45.5% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19.5% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  13p

Moderately Aggressive Portfolio

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

14p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Summary of Variable Portfolio – Aggressive Portfolio (Aggressive Portfolio)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with an aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Aggressive Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.82%	0.82%
Total annual fund operating expenses	1.09%	1.09%
Less: fee waiver/expense reimbursement(a)	0.00%	(0.10%	)
Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)	1.09%	0.99%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for all share classes until at least April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including fees and expenses of acquired funds) will not exceed 0.99% for Class 4 shares of the Fund through April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aggressive Portfolio	1 year	3 years	5 years	10 years

Class 2	$112	$348	$604	$1,338
Class 4	$101	$328	$584	$1,320

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  15p

Aggressive Portfolio

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash

75-85%	15-25%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks associated with many areas of the market. Since Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 7, 2010. When performance is available, Aggressive Portfolio intends to compare its performance to the Russell 3000 Index and a Blended Index, consisting of 56% Russell 3000 Index, 24% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US and 20% Barclays Capital U.S. Aggregate Bond Index.

16p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Aggressive Portfolio

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your annuity contract or life insurance policy prospectus for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  17p

More Information About the Funds

INVESTMENT OBJECTIVES

The objective of each Fund is to provide a high level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each Fund’s levels of risk and potential for return relative to one another.

Variable Portfolio – Conservative Portfolio (Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and may be most appropriate for investors with a shorter-term investment horizon.

Variable Portfolio – Moderately Conservative Portfolio (Moderately Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

Variable Portfolio – Moderate Portfolio (Moderate Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities, and may be most appropriate for investors with an intermediate term investment horizon.

Variable Portfolio – Moderately Aggressive Portfolio (Moderately Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Variable Portfolio – Aggressive Portfolio (Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with a longer-term investment horizon.

Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only the Board of Trustees (the Board) can change the Fund’s objective.

Conservative Portfolio, Moderately Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Aggressive Portfolio are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.” The funds in which the Funds invest are referred to as the “underlying funds” or “acquired funds.” Investments by the Funds referred to above are made through investments in underlying funds or derivative instruments.

Please remember that you may not buy (nor will you own) shares of a fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

18p  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

Asset Classes
(Target Allocation Range – Under Normal Market Conditions)*

Fund	Equity	Fixed Income	Cash

Conservative	15-25%	65-75%	5-15%
Moderately Conservative	30-40%	55-65%	0-10%
Moderate	45-55%	45-55%	0-5%
Moderately Aggressive	60-70%	30-40%	0-5%
Aggressive	75-85%	15-25%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Funds’ Board of Trustees. Allocation ranges include the Fund’s exposure to derivatives.

In selecting the proportion of a Fund’s assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates, an independent investment consultant, on a broad range of aspects related to the management of the Funds including, but not limited to, the Funds’ asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Funds’ investment activities.

The investment manager monitors underlying fund selections, allocations and investment performance, and will take actions it deems appropriate to position the Funds to achieve their investment objectives, including investing in any underlying fund, adding new underlying funds, and altering target allocations as necessary. The investment manager will implement the Funds’ asset allocation process by directing net cash inflows (outflows) to purchase (redeem) shares of the underlying funds which are underweight (overweight) the then-current target allocation, purchasing or redeeming shares of the underlying funds to maintain or change the percentage of a Fund’s assets invested in the underlying funds, or investing directly in derivatives to seek targeted asset class levels.

The Funds may also invest directly in derivatives to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. Derivatives that the Funds may invest in include index futures, Treasury futures, currency forwards, index-based total return swaps and index-based credit default swaps.

UNDERLYING FUNDS

Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and be used by the investment manager for that purpose. A description of the underlying funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectus and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.

Equity

Columbia Variable Portfolio – Diversified Equity Income Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – International Opportunity Fund, Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Columbia Variable Portfolio – Select Large-Cap Value Fund, Columbia Variable Portfolio – Select Smaller-Cap Value Fund, Variable Portfolio – AllianceBernstein International Value Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – Davis New York Venture Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – Partners Small Cap Value Fund and Variable Portfolio – Pyramis® International Equity Fund.

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Fixed Income

Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Limited Duration Credit Fund, Columbia Variable Portfolio – Short Duration U.S. Government Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund

Cash

Columbia Variable Portfolio-Cash Management Fund

Pyramis is a registered service mark of FMR LLC. Used under license.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in each Fund’s best interests when selecting underlying funds, without taking fees into consideration.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of each Fund will be invested in underlying funds, each Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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Risks of Underlying Funds. By investing in a combination of underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. In addition to a Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Funds) are subject to are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Certain Principal Risks of the Underlying Funds

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

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Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in each Summary of the Fund.

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Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitments by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses are expected to limit the impact of any increase in the Funds’ operating expenses that would otherwise result because of a decrease in the Funds’ assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses as described in the table below, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, will not exceed the amounts shown below:

	Class 2 and Class 4	Class 4
	until April 30, 2012	until April 30, 2012
	(excluding acquired fund	(including acquired fund
Fund	fees and expenses*)	fees and expenses*)
Conservative Portfolio	0.32%	0.86%
Moderately Conservative Portfolio	0.32%	0.90%
Moderate Portfolio	0.32%	0.94%
Moderately Aggressive Portfolio	0.32%	0.98%
Aggressive Portfolio	0.32%	0.99%

*	In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of a Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appear in each Summary of the Funds, they are reflected in the total return of the Fund.

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Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Funds’ Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions. Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly known as RiverSource Investments, LLC, 225 Franklin Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds, including the Variable Portfolio Funds (the Fund Family), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Funds do not pay Columbia Management a direct management fee for managing their assets. Under the Funds’ Investment Management Services Agreement (Agreement), however, each Fund pays its taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Funds’ annual shareholder report for the fiscal year ended Dec. 31, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Funds are:

Colin J. Lundgren, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Sector manager, multi-sector fixed income.

•	Joined the investment manager in 2003 as an associate analyst in municipal bond research.

•	Began investment career in 2003.

•	BSB, University of Minnesota, Carlson School of Management.

Kent M. Bergene, Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

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ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds’ investment manager, Columbia Management and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund” for each Fund in the “Summary of the Fund” section of this prospectus.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), 225 Franklin Street, Boston, MA 02110, Inc., (the distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 and Class 4 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 and Class 4 shares. Fees paid by the Fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses of the Fund” for each Fund in the “Summary of the Fund” section of this prospectus. More information on how these fees are used is set forth under “Buying and Selling Shares — Description of Fund Shares” and in the SAI.

The SAI provides additional information about the services provided under the agreements set forth above.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

The Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Columbia Management and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Funds as investment options in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Funds in the products, as employee compensation and business unit operating goals at all levels are tied to the company’s success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from Columbia Management and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the distributor, and the products they offer, including the Funds. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the Funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company’s separate accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

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ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The Fund Family has received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Affiliated Products. Columbia Management serves as investment manager to all funds in the Fund Family, including those that are structured to provide asset-allocation services to shareholders of those funds, including the Funds, (funds of funds) by investing in shares of other funds in the Fund Family (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Information regarding certain pending and settled legal proceedings may be found in the Funds’ shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Buying and Selling Shares

DESCRIPTION OF FUND SHARES

Each Fund may offer Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York, as described in the prospectus for that annuity contract or life insurance policy. Not all Funds or share classes may be available under your annuity contract or life insurance policy. Under a Rule 12b-1 plan adopted by each Fund, Class 2 and Class 4 shares each pay an annual shareholder servicing and distribution (“12b-1”) fee of up to 0.25% of average net assets. Each Fund pays this fee to Columbia Management Investment Distributors, Inc. (the “distributor”), the principal underwriter of each Fund. The distributor uses this fee to make payments to the insurance companies or their affiliates for services that the insurance companies provide to contract owners who invest in Class 2 and Class 4 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that underlying funds hold foreign securities that trade on days that foreign securities markets are open.

The underlying funds’ equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the underlying fund’s Board. For money market funds, investments are valued at amortized cost, which approximates market value.

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If a market price isn’t readily available or is deemed not to reflect market value, the underlying fund will determine the price of the security held by the underlying fund based on a determination of the security’s fair value pursuant to a policy approved by the underlying fund’s Board. In addition, the underlying fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the underlying fund’s share price is calculated. Foreign exchanges typically close before the time at which underlying fund share prices are calculated, and may be closed altogether on some days when the underlying fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The underlying fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of underlying fund shares. However, when the underlying fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the underlying fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the underlying fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The underlying funds have retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

EXCESSIVE TRADING PRACTICES POLICY OF NON-MONEY MARKET FUNDS

Right to Reject or Restrict Share Transaction Orders — Each Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Funds discourage and do not accommodate excessive trading.

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Each Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the transfer agent and to those received by selling and/or servicing agents, which includes the affiliated insurance companies.

Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund. For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in underlying funds using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

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The assets of the Funds consist primarily of shares of underlying funds. Underlying funds may be more susceptible to the risks of market timing. To the extent that the underlying funds invest significantly in foreign securities traded on markets that close before the underlying fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the underlying fund’s valuation time that influence the value of foreign securities, investors may seek to trade underlying fund shares in an effort to benefit from their understanding of the value of foreign securities as of the underlying fund’s valuation time. This is often referred to as price arbitrage. The underlying funds have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the underlying fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the underlying fund’s shares held by other shareholders.

Similarly, to the extent that the underlying funds invest significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade the underlying fund’s shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the underlying fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the underlying fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of underlying fund’s shares held by other shareholders, including the Funds. See Appendix A for a list of underlying funds’ investment strategies. See “Pricing and Valuing of Fund Shares” for a discussion of the underlying funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and impact of market timing.

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Distributions and Taxes

The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to investments in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect payment of expenses that apply to the subaccounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm Ernst & Young LLP, whose report, along with each Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Conservative Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.93

Income from investment operations:
Net investment income (loss)	.04
Net gains (losses) (both realized and unrealized)	.55

Total from investment operations	.59

Net asset value, end of period	$10.52

Total return	5.94%

Ratios to average net assets(b)
Total expenses	.28%	(c)

Net investment income (loss)	.55%	(c)

Supplemental data
Net assets, end of period (in millions)	$238

Portfolio turnover rate	28%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.93

Income from investment operations:
Net investment income (loss)	.12
Net gains (losses) (both realized and unrealized)	.47

Total from investment operations	.59

Net asset value, end of period	$10.52

Total return	5.94%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.28%	(c)

Net expenses after expense waiver/reimbursement(d)	.22%	(c)

Net investment income (loss)	1.84%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,840

Portfolio turnover rate	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

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Moderately Conservative Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	.75

Total from investment operations	.78

Net asset value, end of period	$10.77

Total return	7.81%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.43%	(c)

Supplemental data
Net assets, end of period (in millions)	$639

Portfolio turnover rate	29%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.10
Net gains (losses) (both realized and unrealized)	.69

Total from investment operations	.79

Net asset value, end of period	$10.78

Total return	7.91%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.28%	(c)

Net expenses after expense waiver/reimbursement(d)	.21%	(c)

Net investment income (loss)	1.52%	(c)

Supplemental data
Net assets, end of period (in millions)	$4,096

Portfolio turnover rate	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

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Moderate Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	.99

Total from investment operations	1.02

Net asset value, end of period	$11.01

Total return	10.21%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.46%	(c)

Supplemental data
Net assets, end of period (in millions)	$2,209

Portfolio turnover rate	20%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.10
Net gains (losses) (both realized and unrealized)	.92

Total from investment operations	1.02

Net asset value, end of period	$11.01

Total return	10.21%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.27%	(c)

Net expenses after expense waiver/reimbursement(d)	.20%	(c)

Net investment income (loss)	1.53%	(c)

Supplemental data
Net assets, end of period (in millions)	$15,503

Portfolio turnover rate	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

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Moderately Aggressive Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	1.17

Total from investment operations	1.20

Net asset value, end of period	$11.19

Total return	12.01%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.43%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,310

Portfolio turnover rate	18%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.08
Net gains (losses) (both realized and unrealized)	1.13

Total from investment operations	1.21

Net asset value, end of period	$11.20

Total return	12.11%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.27%	(c)

Net expenses after expense waiver/reimbursement(d)	.20%	(c)

Net investment income (loss)	1.18%	(c)

Supplemental data
Net assets, end of period (in millions)	$9,941

Portfolio turnover rate	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

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Aggressive Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.90

Income from investment operations:
Net investment income (loss)	.01
Net gains (losses) (both realized and unrealized)	1.38

Total from investment operations	1.39

Net asset value, end of period	$11.29

Total return	14.04%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.19%	(c)

Supplemental data
Net assets, end of period (in millions)	$284

Portfolio turnover rate	20%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.90

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	1.36

Total from investment operations	1.39

Net asset value, end of period	$11.29

Total return	14.04%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.28%	(c)

Net expenses after expense waiver/reimbursement(d)	.17%	(c)

Net investment income (loss)	.46%	(c)

Supplemental data
Net assets, end of period (in millions)	$2,618

Portfolio turnover rate	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

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Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds in which the Funds may invest as part of their principal investment strategies. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the prospectus and statement of additional information for the underlying funds. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

Columbia Variable Portfolio – Diversified Equity Income Fund
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Dynamic Equity Fund	The Fund seeks capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities.

Columbia Variable Portfolio – Emerging Markets Opportunity Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

Columbia Variable Portfolio – International Opportunity Fund
The Fund seeks to provide shareholders with capital appreciation.

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

Columbia Variable Portfolio – Large Cap Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments.

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Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund
The Fund seeks to provide shareholders with growth of capital.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund
The Fund seeks to provide shareholders with long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Select Large-Cap Value Fund
The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000 Index at the time of investment. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – AllianceBernstein International Value Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Variable Portfolio – American Century Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

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Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – Columbia Wanger International Equities Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small - and mid-sized companies.

Variable Portfolio – Columbia Wanger U.S. Equities Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment.

Variable Portfolio – Davis New York Venture Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments.

Variable Portfolio – Goldman Sachs Mid Cap Value Fund
The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index (the Index). The market capitalization range and the composition of the Index are subject to change.

Variable Portfolio – Invesco International Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

Variable Portfolio – Jennison Mid Cap Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – Marsico Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – MFS Value Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  A.3

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – Mondrian International Small Cap Fund
The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The Fund may also invest in emerging markets.

Variable Portfolio – Morgan Stanley Global Real Estate Fund
The Fund seeks to provide shareholders with current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Variable Portfolio – NFJ Dividend Value Fund
The Fund seeks to provide shareholders with long-term growth of capital and income.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

Variable Portfolio – Partners Small Cap Growth Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that falls within the range of the Russell 2000® Growth Index (the Index). Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – Partners Small Cap Value Fund
The Fund seeks to provide shareholders with long-term capital appreciation.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index. The Fund may invest up to 25% of its net assets in foreign investments.

Variable Portfolio – Pyramis® International Equity Fund
The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index.

A.4  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Fixed Income Funds

Columbia Variable Portfolio – Diversified Bond Fund
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Variable Portfolio – Global Bond Fund
The Fund seeks to provide shareholders with high total return through income and growth of capital.

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds).

Columbia Variable Portfolio – Global Inflation Protected Securities Fund
The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Columbia Variable Portfolio – High Yield Bond Fund
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  A.5

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio – Income Opportunities Fund
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments

Columbia Variable Portfolio – Limited Duration Credit Fund
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds, and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Columbia Variable Portfolio – Short Duration U.S. Government Fund
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

Variable Portfolio – American Century Diversified Bond Fund
The Fund seeks to provide shareholders with a high level of current income.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset- backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund
The Fund seeks to provide shareholders with a high level of current income.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase investment grade fixed income debt securities and money market instruments. Up to 25% of the Fund’s net assets may be invested in foreign investments.

A.6  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio – J.P. Morgan Core Bond Fund
The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund
The Fund seeks to provide shareholders with total return through current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Variable Portfolio – Wells Fargo Short Duration Government Fund
The Fund seeks to provide shareholders with current income consistent with capital preservation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invests up to 20% of its net assets within non-government mortgage and asset-backed securities.

Money Market Funds

Columbia Variable Portfolio – Cash Management Fund
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  A.7

Appendix B

UNDERLYING FUNDS — RISKS

Many factors affect the performance of the Funds. Each Fund’s share price changes daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of the underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. The risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

B.1  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Dividend and Income Risk. The income shareholders receive from the fund is based primarily on dividends and interest it earns from its investments as well as gains the fund receives from selling portfolio securities, each of which can vary widely over the short and long-term. The dividend income from a Fund’s investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a fund may reduce the dividends paid on such securities.

ETF Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund’s expenses and similar expenses incurred through ownership of the ETF.

Focused Portfolio Risk. The underlying fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The loans or other securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  B.2

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the underlying fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of the underlying fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the underlying fund is able to do so. In addition, as the underlying fund increases in size, the impact of IPOs on the underlying fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Infrastructure-Related Companies Risk. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

B.3  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Leverage Risk. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying funds shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Securities Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds use quantitative methods that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  B.4

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium-sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Fund Risk. The fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the fund’s market exposure for limited periods of time, causing the fund’s performance to vary from that of the fund’s model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The fund does not generally limit large inflows and outflows, but it has policies in place which seek to reduce the impact of these flows where Nuveen has prior knowledge of them.

B.5  VARIABLE PORTFOLIOS – 2011 PROSPECTUS

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Technology and Technology-Related Investment Risk. An underlying fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The underlying fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the underlying fund’s entire investment portfolio. However, a decline in the value of one of the underlying fund’s investments may offset potential gains from other investments.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of income and/or dividends received by the underlying fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

VARIABLE PORTFOLIOS – 2011 PROSPECTUS  B.6

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Additional information about the Funds and their investments is available in the Funds’ SAI, annual and semiannual reports. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds directly through the address or telephone number below.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

(COLUMBIA MANAGEMENT LOGO)	S-6534-99 D (4/11)

Prospectus

Columbia Variable Portfolio – Core Equity Fund
(prior to May 2, 2011 known as RiverSource Variable Portfolio – Core Equity Fund)

Prospectus April 29, 2011

Columbia Variable Portfolio – Core Equity Fund seeks to provide shareholders with long-term growth of capital.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	6p
Buying and Selling Shares	6p
Tax Information	7p
Financial Intermediary Compensation	7p
More Information about the Fund	8p
Investment Objective	8p
Principal Investment Strategies of the Fund	8p
Principal Risks of Investing in the Fund	9p
More about Annual Fund Operating Expenses	10p
Other Investment Strategies and Risks	11p
Fund Management and Compensation	14p
Buying and Selling Shares	16p
Pricing and Valuing of Fund Shares	16p
Purchasing Shares	18p
Transferring/Selling Shares	18p
Distributions and Taxes	19p
Financial Highlights	20p

2p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio — Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on variable accounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.40%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.05%
Total annual fund operating expenses	0.45%
Less: Fee waiver/expense reimbursement(a)	(0.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.40%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) indefinitely. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.40%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the charges or expenses that apply to the variable account or the contract. Inclusion of such charges or expenses would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$129	$225	$508

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  3p

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance). The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

4p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

The Fund’s returns do not reflect expenses that apply to the variable accounts and contracts. Inclusion of these charges would reduce total returns for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  5p

ANNUAL TOTAL RETURNS

30% 20% 10% 0% -10% -20% -30% -40% -50% +6.57% +15.79% +3.32% -41.62% +24.40% +16.76% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.36% (quarter ended Sept. 30, 2009).

•	Lowest return for a calendar quarter was -23.73% (quarter ended Dec. 31, 2008).

Average Annual Total Returns

Since
Inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(9/10/04)

Columbia Variable Portfolio — Core Equity Fund	+16.76%	+0.29%	+2.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+3.91%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	+12.77%	+1.91%	+3.65%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Condon, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. Please see your annuity prospectus for more information.

6p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

TAX INFORMATION

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts). Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as an underlying investment option of variable annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life). RiverSource Life may receive payments from affiliates for including the Fund as an investment option in the products. These payments may create a conflict of interest by influencing RiverSource Life’s decision regarding which funds to include in a product. Employees of RiverSource Life and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  7p

More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio — Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to seek to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The investment manager believes the security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

8p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance). The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  9p

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

10p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

In addition to futures contracts, which the Fund may invest in as a part of its principal investment strategies, the Fund may use other derivatives such as options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  11p

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Fund Management and Compensation” for more information.

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Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board of Trustees (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  13p

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly known as RiverSource Investments, LLC, 225 Franklin Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.40% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the year ended Dec. 31, 2010.

14p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Condon, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Management Information

Cash Reserves. The Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including, but not limited to, Columbia Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the Fund Family and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. The Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objective and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  15p

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Buying and Selling Shares

PRICING AND VALUING OF FUND SHARES

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share. The Fund calculates the net asset value per share at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

(Value of assets)
NAV	=	— (Liabilities)

Number of outstanding shares

16p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  17p

To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account’s purchase price will be the next NAV calculated after the request is received in good order by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

18p  COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable account.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. The variable account’s sale price will be the next NAV calculated after the request is received in good order by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.

Distributions and Taxes

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND — 2011 PROSPECTUS  19p

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2007 has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the period ended Dec. 31, 2006 has been audited by a different Independent Registered Public Accounting Firm.

	Year ended Dec. 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.55	$5.27	$10.30	$10.97	$11.14

Income from investment operations:
Net investment income (loss)	.17	.12	.17	.19	.17
Net gains (losses) (both realized and unrealized)	.93	1.16	(4.01)	.15	1.41

Total from investment operations	1.10	1.28	(3.84)	.34	1.58

Less distributions:
Dividends from net investment income	—	—	(.02)	(.17)	(.17)
Distributions from realized gains	—	—	(1.17)	(.84)	(1.58)

Total distributions	—	—	(1.19)	(1.01)	(1.75)

Net asset value, end of period	$7.65	$6.55	$5.27	$10.30	$10.97

Total return	16.76%	24.40%	(41.62% )	3.32%	15.79%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.45%	.44%	.48%	.48%	.45%

Net expenses after expense waiver/reimbursement(b)	.40%	.40%	.40%	.40%	.40%

Net investment income (loss)	2.44%	2.25%	2.07%	1.68%	1.63%

Supplemental data
Net assets, end of period (in millions)	$186	$187	$175	$365	$432

Portfolio turnover rate	109%	76%	103%	65%	73%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

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Additional information about the Fund and its investments is available in the Funds’ SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or to make a shareholder inquiry, contact your financial intermediary or the Fund directly through the address or telephone number below.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Shares of the Fund are offered generally only to separate accounts funding variable annuity contracts issued by an affiliated life insurance company. They are not offered to the public. Because of this, the Fund’s offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

S-6347-99 J (4/11)

Prospectus

Columbia Variable Portfolio – Seligman
Global Technology Fund
(Prior to May 2, 2011, known as Seligman Global Technology Portfolio)

Prospectus April 29, 2011

  Columbia Variable Portfolio – Seligman Global Technology Fund seeks long-term capital appreciation.

The Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the distributor). There are no exchange ticker symbols associated with shares of the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

SUMMARY OF THE FUND

Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	3p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	6p
Buying and Selling Shares	6p
Tax Information	6p
Financial Intermediary Compensation	6p
More Information about the Fund
Investment Objective	7p
Principal Investment Strategies of the Fund	7p
Principal Risks of Investing in the Fund	8p
More about Annual Fund Operating Expenses	9p
Other Investment Strategies and Risks	9p
Fund Management and Compensation	11p
Buying and Selling Shares	13p
Description of the Share Classes	13p
Buying, Selling and Transferring Shares	14p
Distributions and Taxes	17p
Additional Services and Compensation	17p
Additional Management Information	18p
Potential Conflicts of Interest	19p
Financial Highlights	20p

2p  COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.95%	0.95%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	1.87%	1.87%
Total annual fund operating expenses	2.82%	3.07%
Less: Fee waiver/expense reimbursement(a)	(1.83%)	(1.83%)
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	0.99%	1.24%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.99% for Class 1 and 1.24% for Class 2.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceeding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class 1	$101	$701	$1,328	$3,020
Class 2	$126	$776	$1,452	$3,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS  3p

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in domestic securities. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be significantly intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

4p  COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class 1 share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free, 800.345.6611.

CLASS 1 ANNUAL TOTAL RETURNS

-22.05%	-31.64%	+36.12%	+3.98%	+8.13%	+17.92%	+15.45%	-40.25%	+62.38%	+15.52%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +30.82% (quarter ended Dec. 31, 2001)

•	Lowest return for a calendar quarter was -32.05% (quarter ended Sept. 30, 2001)

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS  5p

Average Annual Total Returns

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years

Columbia Variable Portfolio – Seligman Global Technology Fund
Class 1	+15.52%	+8.82%	+2.21%
Class 2	+15.08%	+8.58%	+2.02%
Morgan Stanley Capital International (MSCI) World IT Index (reflects no deduction for fees, expenses or taxes)	+10.81%	+3.79%	-1.79%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	+12.34%	+2.99%	+2.82%
Lipper Global Science & Technology Funds Index (reflects no deduction for fees or taxes)	+23.41%	+7.50%	+0.07%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Portfolios, Inc., a Maryland corporation. The Fund was reorganized into a series of RiverSource Variable Series Trust (now known as Columbia Funds Variable Series Trust II), a Massachusetts business trust, on that date.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Richard M. Parower, CFA	Portfolio Manager	2002
Paul H. Wick	Co-Portfolio Manager	2006
Ajay Diwan	Co-Portfolio Manager	2005
Benjamin Lu	Co-Portfolio Manager	2006

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or salesperson or visit your financial intermediary’s web site for more information.

6p  COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS

More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which Columbia Management Investment Advisers, LLC (the investment manager) believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

•	Above-average growth prospects;

•	High profit margins;

•	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity);

•	Quality management and equity ownership by executives;

•	Unique competitive advantages (e.g., market share, proprietary products); or

•	Potential for improvement in overall operations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The investment manager believes its target price has been reached;

•	Its earnings are disappointing;

•	Its revenue growth has slowed;

•	Its underlying fundamentals have deteriorated;

•	If the investment manager believes that negative country or regional factors may affect a company’s outlook; or

•	To meet cash requirements.

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The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall rapidly in and out of favor with investors, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology and technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. The Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risk associated with political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the process of clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

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Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of companies across sectors or industries. As the sectors in which the Fund invests increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium sized companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to the Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

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Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

Lending of Portfolio Securities. The Fund may lend portfolio securities to approved broker-dealers, banks or other institutional borrowers of securities to generate additional income. Securities lending typically involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. In the Fund’s securities lending program, the counterparty risk related to borrowers not providing additional collateral or returning loaned securities in a timely manner is borne by the securities lending agent, which has indemnified the Fund against these risks. However, the Fund may lose money from lending securities (or the amounts earned from securities lending may be limited) if, for example, the value or return of its investments of the cash collateral declines below the amount owed to a borrower. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board of Trustees (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly known as RiverSource Investments, LLC, 225 Franklin Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (IMS Agreement), the fee for the most recent fiscal year was 0.95% of the Fund’s average daily net assets. A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Fund’s Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all funds in the Fund Family. Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Fund’s annual shareholder report for the year ended Dec. 31, 2010.

Portfolio Managers. The Fund is managed by the Columbia Seligman Technology Team at Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

The Portfolio is managed by the investment manager’s Technology Group:

Richard M. Parower, CFA, Portfolio Manager

•	Managed the Fund since 2002.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman, the Fund’s predecessor investment manager) in Nov. 2008, Mr. Parower was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1988.

•	BA, Washington University; MBA, Columbia University.

Paul H. Wick, Co-Portfolio Manager

•	Managed the Fund since 2006.

•	Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Wick was a Managing Director of Seligman.

•	Joined Seligman in 1987.

•	Began investment career in 1987.

•	BA, Duke; MBA, Duke/Fuqua.

Ajay Diwan, Co-Portfolio Manager

•	Managed the Fund since 2005.

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•	Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, payment processing industries.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Diwan was a Managing Director of Seligman.

•	Joined Seligman in 2001.

•	Began investment career in 1992.

•	BS, Case Western Reserve University; MBA, Columbia University.

Benjamin Lu, Co-Portfolio Manager

•	Managed the Fund since 2006.

•	Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Lu was a Portfolio Manager of Seligman.

•	Joined Seligman in 2005.

•	Began investment career in 2005.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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Buying and Selling Shares

DESCRIPTION OF THE SHARE CLASSES

Share Class Features

The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.

	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the distributor.
Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and /or Service Fees	none	0.25%

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” may refer to the insurance company that issued your contract, qualified pension and retirement plan sponsors or the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act), the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets for Class 2 shares. These fees are calculated daily, may vary by share class and are intended to compensate the distributor and/or selling and/or servicing agents for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time. The Fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

Selling and/or Servicing Agent Compensation

The distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including to affiliated and unaffiliated insurance companies (each an intermediary), for marketing/sales support services relating to the funds in the Fund Family (the Funds). The amount and computation of such payments varies by Fund, although such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the distributor attributable to that intermediary, gross sales of the Funds distributed by the distributor attributable to that intermediary, or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for an intermediary receiving a payment based on gross sales of the Funds attributable to the intermediary. The distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain intermediaries, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the distributor and the investment manager, and the products they offer, including the Funds.

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Amounts paid by the distributor and the investment manager and their affiliates are paid out of the distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the distributor and the investment manager have agreed to make marketing/sales support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent may have a conflict of interest or financial incentive with respect to its recommendations regarding the Fund or any Contract that includes the Fund.

BUYING, SELLING AND TRANSFERRING SHARES

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

NAV Calculation

The Fund’s share classes calculate their NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For money market funds, the Fund’s investments are valued at amortized cost, which approximates market value.

If a market price isn’t readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of the market value and, if not, the fair value of the security.

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To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Shareholder Information

Each share class has its own unique fees and other features. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund.

Shares of the Fund are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies and qualified pension and retirement plan sponsors.

Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract or a participant in a Qualified Plan who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in good form by Columbia Management Investment Services Corp. (the Transfer Agent) or a selling and/or servicing agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts at participating insurance companies or Qualified Plans that may own shares directly, are described in your Contract prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require untimely dispositions of portfolio securities or large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS  15p

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices Policy of Non-Money Market Funds for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

16p  COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Distributions and Taxes

REINVESTMENTS

All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Fund. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), 225 Franklin Street, Boston, MA 02110, provides underwriting and distribution services to the Fund.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS  17p

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation), 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide transfer agency services to the Fund. The Fund pays the Transfer Agent a fee as set forth in the SAI, and reimburses the Transfer Agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Fund. Fees paid by the Fund for these services are included under “Other expenses” in the expense table of the Fund. The Transfer Agent pays a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Accounts.

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. Columbia Management serves as investment manager to all the funds in the Fund Family, including those that are structured to provide asset-allocation services to shareholders of those funds (funds of funds) by investing in shares of other funds in the Fund Family, including the Fund (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. The Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including, but not limited to Columbia Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the Fund Family and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. The Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

18p  COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS

Potential Conflicts of Interest

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS  19p

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly. Inclusion of these charges would reduce total returns for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2009 has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Dec. 31, 2008 was audited by a different Independent Registered Public Accounting Firm.

Class 1	Year ended Dec. 31,
Per share data	2010		2009		2008	2007		2006
Net asset value, beginning of period	$17.91		$11.03		$18.46	$15.99		$13.56

Income from investment operations:
Net investment income (loss)	(.10)		(.19)		(.21)	(.25)		(.20)
Net gains (losses) (both realized and unrealized)	2.88		7.07		(7.22)	2.72		2.63

Total from investment operations	2.78		6.88		(7.43)	2.47		2.43

Net asset value, end of period	$20.69		$17.91		$11.03	$18.46		$15.99

Total return	15.52%		62.38%		(40.25% )	15.45%		17.92%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.84%		3.86%		3.54%	3.04%		2.57%

Net expenses after expense waiver/reimbursement(b)	1.30%		1.90%		1.90%	1.90%		1.90%

Net investment income (loss)	(.57%	)	(1.38%	)	(1.38% )	(1.44%	)	(1.37%	)

Supplemental data
Net assets, end of period (in millions)	$4		$4		$3	$6		$6

Portfolio turnover rate	96%		153%		161%	198%		205%

Class 2	Year ended Dec. 31,
Per share data	2010		2009		2008	2007		2006
Net asset value, beginning of period	$17.64		$10.88		$18.25	$15.83		$13.45

Income from investment operations:
Net investment income (loss)	(.16)		(.23)		(.24)	(.28)		(.22)
Net gains (losses) (both realized and unrealized)	2.82		6.99		(7.13)	2.70		2.60

Total from investment operations	2.66		6.76		(7.37)	2.42		2.38

Net asset value, end of period	$20.30		$17.64		$10.88	$18.25		$15.83

Total return	15.08%		62.13%		(40.38% )	15.29%		17.69%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	3.03%		3.79%		3.71%	3.19%		2.72%

Net expenses after expense waiver/reimbursement(b)	1.62%		2.15%		2.07%	2.05%		2.05%

Net investment income (loss)	(.91%	)	(1.60%	)	(1.55% )	(1.59%	)	(1.52%	)

Supplemental data
Net assets, end of period (in millions)	$2		$2		$1	$3		$2

Portfolio turnover rate	96%		153%		161%	198%		205%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

Information prior to March 7, 2011 represents that of the Fund as a series of Seligman Portfolios, Inc., a Maryland corporation. The Fund was reorganized into a series of RiverSource Variable Series Trust (now known as Columbia Funds Variable Series Trust II), a Massachusetts business trust on that date.

20p  COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND — 2011 PROSPECTUS

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Additional information about the Fund and its investments is available in the Fund’s SAI and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, or to make a shareholder inquiry, contact your financial intermediary or the Fund directly through the address or telephone number below.

Columbia Variable Portfolio – Seligman Global Technology Fund

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Since shares of the Fund are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Fund’s offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Fund, including the SAI, can be viewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@see.gov. or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File	811-22127

SL-9916-99 C (4/11)

STATEMENT OF ADDITIONAL INFORMATION
April 29, 2011

Columbia Funds Variable Series Trust II (formerly known as RiverSource Variable Series Trust)
Columbia Variable Portfolio – Balanced Fund
Columbia Variable Portfolio – Cash Management Fund
Columbia Variable Portfolio – Core Equity Fund*
Columbia Variable Portfolio – Diversified Bond Fund
Columbia Variable Portfolio – Diversified Equity Income Fund
Columbia Variable Portfolio – Dynamic Equity Fund
Columbia Variable Portfolio – Emerging Markets Opportunity Fund (formerly known as Threadneedle Variable Portfolio – Emerging Markets Fund)
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – Global Inflation Protected Securities Fund
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – International Opportunity Fund
Columbia Variable Portfolio – Large Cap Growth Fund (formerly known as Seligman Variable Portfolio – Growth Fund)
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (formerly known as RiverSource Variable Portfolio – Mid Cap Growth Fund
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (formerly known as RiverSource Variable Portfolio – Mid Cap Value Fund)
Columbia Variable Portfolio – S&P 500 Index Fund
Columbia Variable Portfolio – Select Large-Cap Value Fund (formerly known as Seligman Variable Portfolio – Larger-Cap Value Fund)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (formerly known as Seligman Variable Portfolio – Smaller-Cap Value Fund)
Columbia Variable Portfolio – Seligman Global Technology Fund (formerly known as Seligman Global Technology Portfolio)
Columbia Variable Portfolio – Short Duration U.S. Government Fund
Variable Portfolio – Davis New York Venture Fund
Variable Portfolio – Goldman Sachs Mid Cap Value Fund
Variable Portfolio – Partners Small Cap Value Fund

*	This Fund is closed to new investors.

Each fund may offer Class 1, Class 2 and Class 3 shares, with the exception of Columbia Variable Portfolio – Balanced Fund, which only offer, Class 3 shares, Columbia Variable Portfolio – Core Equity Fund, which offers a single class of shares, and Columbia Variable Portfolio – Seligman Global Technology Fund, which only offers Class 1 and Class 2 shares, to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the distributor).

This is the Statement of Additional Information (“SAI”) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI.

Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to Shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Portfolio of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or call 800.345.6611.

Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

Fundamental and Nonfundamental Investment Policies	p. 4
Investment Strategies and Types of Investments	p. 7
Information Regarding Risks and Investment Strategies	p. 9
Securities Transactions	p. 36
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 43
Valuing Fund Shares	p. 43
Portfolio Holdings Disclosure	p. 46
Proxy Voting	p. 49
Investing in a Fund	p. 51
Capital Loss Carryover	p. 53
Taxes	p. 53
Service Providers	p. 55
Investment Management Services	p. 55
Administrative Services	p. 72
Transfer Agency Services	p. 74
Distribution Services	p. 74
Plan and Agreement of Distribution	p. 74
Payments to Financial Intermediaries	p. 75
Custodian Services	p. 77
Board Services Corporation	p. 77
Organizational Information	p. 77
Board Members and Officers	p. 84
Control Persons and Principal Holders of Securities	p. 92
Information Regarding Pending and Settled Legal Proceedings	p. 93
Independent Registered Public Accounting Firm	p. 94
Appendix A: Description of Ratings	p. A-1
Appendix B: Additional Information About S&P 500 Index	p. B-1

List of Tables

1.	Fund Fiscal Year Ends and Investment Categories	p. 3
2.	Fundamental Policies	p. 4
3.	Investment Strategies and Types of Investments	p. 7
4.	Total Brokerage Commissions	p. 39
5.	Brokerage Directed for Research and Turnover Rates	p. 40
6.	Securities of Regular Brokers or Dealers	p. 41
7.	Valuing Fund Shares	p. 43
8.	Capital Loss Carryover	p. 53
9.	Investment Management Services Agreement Fee Schedule	p. 55
10.	PIA Indexes	p. 59
11.	Performance Incentive Adjustment Calculation	p. 60
12.	Management Fees and Nonadvisory Expenses	p. 61
13.	Subadvisers and Subadvisory Agreement Fee Schedules	p. 62
14.	Subadvisory Fees	p. 63
15.	Portfolio Managers	p. 64
16.	Administrative Services Agreement Fee Schedule	p. 73
17.	Administrative Fees	p. 73
18.	12b-1 Fees	p. 75
19.	Fund History Table	p. 79
20.	Board Members	p. 84
21.	Fund Officers	p. 85
22.	Board Member Holdings — All Funds	p. 89
23.	Board Member Compensation — All Funds	p. 90
24.	Board Member Compensation — Individual Funds	p. 91

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Throughout this SAI, the funds are referred to as follows:

Columbia Variable Portfolio – Balanced Fund (Balanced)*
Columbia Variable Portfolio – Cash Management Fund (Cash Management)*
Columbia Variable Portfolio – Core Equity Fund (Core Equity)*
Columbia Variable Portfolio – Diversified Bond Fund (Diversified Bond)*
Columbia Variable Portfolio – Diversified Equity Income Fund (Diversified Equity Income)*
Columbia Variable Portfolio – Dynamic Equity Fund (Dynamic Equity)*
Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Emerging Markets Opportunity)*
Columbia Variable Portfolio – Global Bond Fund (Global Bond)*
Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Global Inflation Protected Securities)*
Columbia Variable Portfolio – High Yield Bond Fund (High Yield Bond)*
Columbia Variable Portfolio – Income Opportunities Fund (Income Opportunities)*
Columbia Variable Portfolio – International Opportunity Fund (International Opportunity)*
Columbia Variable Portfolio – Large Cap Growth Fund (Large Cap Growth)*
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Mid Cap Growth Opportunity)*
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Mid Cap Value Opportunity)*
Columbia Variable Portfolio – S&P 500 Index Fund (S&P 500 Index)*
Columbia Variable Portfolio – Select Large-Cap Value Fund (Select Large-Cap Value)*
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Select Smaller-Cap Value)*
Columbia Variable Portfolio – Seligman Global Technology Fund (Seligman Global Technology)*
Columbia Variable Portfolio – Short Duration U.S. Government Fund (Short Duration U.S. Government)
Variable Portfolio – Davis New York Venture Fund (Davis New York Venture)
Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Goldman Sachs Mid Cap Value)
Variable Portfolio – Partners Small Cap Value Fund (Partners Small Cap Value)

*	Prior to May 2, 2011, the funds were branded as either RiverSource, Seligman or Threadneedle.

The table that follows lists each fund’s fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

Table 1. Fund Fiscal Year Ends and Investment Categories

Fund	Fiscal Year End	Fund Investment Category

Balanced	December 31	Balanced

Cash Management	December 31	Money market

Core Equity	December 31	Equity

Davis New York Venture	December 31	Equity

Diversified Bond	December 31	Fixed Income

Diversified Equity Income	December 31	Equity

Dynamic Equity	December 31	Equity

Emerging Markets Opportunity	December 31	Equity

Global Bond	December 31	Fixed Income

Global Inflation Protected Securities	December 31	Fixed Income

Goldman Sachs Mid Cap Value	December 31	Equity

High Yield Bond	December 31	Fixed Income

Income Opportunities	December 31	Fixed Income

International Opportunity	December 31	Equity

Large Cap Growth	December 31	Equity

Mid Cap Growth Opportunity	December 31	Equity

Mid Cap Value Opportunity	December 31	Equity

Partners Small Cap Value	December 31	Equity

S&P 500 Index	December 31	Equity

Select Large Cap Value	December 31	Equity

Select Smaller-Cap Value	December 31	Equity

Seligman Global Technology	December 31	Equity

Short Duration U.S. Government	December 31	Fixed Income

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

Table 2. Fundamental Policies

	A		C	D				H
	Buy or	B	Buy more	Buy more		F	G	Issue
	sell real	Buy or sell	than 10% of	than 5% of	E	Act as an	Borrow	Senior	I
Fund	estate	commodities	an issuer	an issuer	Lending	underwriter	money	Securities	Concentration

Balanced	A1	B1	C1	D1	E1	F1	G1	H1	I1

Cash Management	A2	A2	C1	D1	E1	F1	G1	H1	—

Core Equity	A1	B1	C1	D1	E1	F1	G1	H1	I1

Diversified Bond	A1	B1	C1	D1	E1	F1	G1	H1	I1

Diversified Equity Income	A1	B1	C1	D1	E1	F1	G1	H1	I1

Dynamic Equity	A1	B1	C1	D1	E1	F1	G1	H1	I1

Davis New York Venture	A1	B2	C1	D1	E1	F1	G1	H1	I1

Emerging Markets Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1

Global Bond	A1	B1	C1	—	E1	F1	G1	H1	I1

Global Inflation Protected Securities	A1	B1	—	—	E1	F1	G1	H1	I1

Goldman Sachs Mid Cap Value	A1	B2	C1	D1	E1	F1	G1	H1	I1

High Yield Bond	A1	B1	C1	D1	E1	F1	G1	H1	I1

Income Opportunities	A1	B1	C1	D1	E1	F1	G1	H1	I1

International Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1

Large Cap Growth	A1	B1	C1	D1	E1	F1	G1	H1	I1

Mid Cap Growth Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1

Mid Cap Value Opportunity	A1	B1	C1	D1	E1	F1	G1	H1	I1

Partners Small Cap Value	A1	B2	C1	D1	E1	F1	G1	H1	I1

S&P 500 Index	A1	B1	C1	D1	E1	F1	G1	H1	I1

Select Large-Cap Value	A1	B2	C1	D1	E1	F1	G1	H1	I1

Select Smaller-Cap Value	A1	B1	C1	D1	E1	F1	G1	H1	I1

Seligman Global Technology	A3	B3	C2	C2	E2	F2	G2	G2	I2

Short Duration U.S. Government	A1	B1	C1	D1	E1	F1	G1	H1	I1

A.	Buy or sell real estate

A1 –	The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

A2 –	The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

A3 –	The fund will not purchase or hold any real estate, except the fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

B.	Buy or sell physical commodities

B1 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B2 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B3 –	The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C.	Buy more than 10% of an issuer

C1 –	The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund’s assets may be invested without regard to this 10% limitation.

C2 –	The fund will not make any investment inconsistent with the fund’s classification as a diversified company under the 1940 Act.

D.	Invest more than 5% in an issuer

D1 –	The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund’s total assets may be invested without regard to this 5% limitation.

E.	Lending

E1 –	The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

E2 –	The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

F.	Act as an underwriter

F1 –	The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

F2 –	The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio securities or in connection with investments in other investment companies.

G.	Borrow Money

G1 –	The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

G2 –	The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC. For borrowing, the 1940 Act permits a fund to borrow up to 33 1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.

H.	Issue senior securities

H1 –	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

I.	Concentration

I1 –	The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

I2 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuer in any particular industry, provided that: 1) this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and 2) for the purpose of this limitation, mortgage-related securities do not constitute an industry.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

In addition to the policies described above and any fundamental policy described in the prospectus:

Additionally for Cash Management, the fund will not:

•	Buy on margin or sell short or deal in options to buy or sell securities.

•	Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

•	Intentionally invest more than 25% of the fund’s assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Additionally for Seligman Global Technology, the fund will not:

•	Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission (the “SEC”) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

For funds other than money market funds:

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For Cash Management:

•	No more than 10% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For all funds EXCEPT Cash Management, Emerging Markets Opportunity, Global Bond, Global Inflation Protected Securities, International Opportunity and S&P 500 Index:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.*

* For Balanced, the 20% limitation stated in the prospectus is an investment policy.

For Seligman Global Technology:

•	The fund will not invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit the fund from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

•	The fund will not purchase securities from or sell securities to any of its officers or Trustees, except with respect to its own shares and as permissible under applicable statutes, rule ad regulations.

•	The fund will not invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the fund in units or attached to securities may be deemed to have been purchased without cost.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 3. Investment Strategies and Types of Investments

Investment Strategy	Balanced	Equity	Fixed Income	Money Market

Agency and government securities	•	•	•	•

Borrowing	•	•	•	•

Cash/money market instruments	•	•	•	•

Collateralized bond obligations	•	•	•	—

Commercial paper	•	•	•	•

Common stock	•	•	• A	—

Convertible securities	•	•	•	—

Corporate bonds	•	•	•	B

Debt obligations	•	•	•	•

Depositary receipts	•	•	• C	—

Derivative instruments (including options and futures)	•	•	•	—

Exchange-traded funds	•	•	•	—

Floating rate loans	•	—	•	—

Foreign currency transactions	•	•	•	—

Foreign securities	•	•	•	•

Funding agreements	•	•	•	•

High yield debt securities (junk bonds)	•	•	•	—

Illiquid and restricted securities	•	•	•	•

Indexed securities	•	•	•	—

Inflation protected securities	•	•	•	—

Initial Public Offerings (IPOs)	•	•	•	•

Inverse floaters	•	D	•	—

Investment companies	•	•	•	•

Lending of portfolio securities	•	•	•	•

Loan participations	•	•	•	—

Mortgage- and asset-backed securities	•	• E	•	•

Mortgage dollar rolls	•	F	•	—

Municipal obligations	•	•	•	•

Pay-in-kind securities	•	•	•	—

Preferred stock	•	•	G	—

Real estate investment trusts	•	•	•	—

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Investment Strategy	Balanced	Equity	Fixed Income	Money Market

Repurchase agreements	•	•	•	•

Reverse repurchase agreements	•	•	•	•

Short sales	H	H	H	—

Sovereign debt	•	•	•	•

Structured investments	•	•	•	—

Swap agreements	•	•	•	—

Variable- or floating-rate securities	•	•	•	•

Warrants	•	•	•	—

When-issued securities and forward commitments	•	•	•	—

Zero-coupon and step-coupon securities	•	•	•	•

A.	The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B.	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

C.	The following funds are not authorized to invest in depositary receipts: Short Duration U.S. Government.

D.	The following funds are authorized to invest in inverse floaters: Dynamic Equity.

E.	The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Select Smaller-Cap Value.

F.	The following funds are authorized to invest in mortgage dollar rolls: Core Equity and Dynamic Equity.

G.	The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

H.	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.
Allocation Risk. For funds that use an asset allocation strategy in pursuit of its investment objective, there is a risk that the fund’s allocation among asset classes or investments will cause the fund’s shares to lose value or cause the fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Borrowing Risk. To the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

Confidential Information Access Risk. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Currency Risk. The performance of the fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

Derivatives Risk - Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Derivatives Risk - Foreign Forward Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk - Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk - Forward Rate Agreements. The Fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including Counterparty Credit Risk, hedging risk and Interest Rate Risk.

Derivatives Risk - Futures Contracts. The Fund may enter into futures contracts, including currency, bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk - Interest Rate Swaps. The Fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk - Options. The Fund may enter into option transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

investment’s value above the call price. These transactions involve risk, including correlation risk, Counterparty Credit risk, hedging risk and Leverage Risk.

Derivatives Risk - Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The fund’s exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Risks of Foreign/Emerging Markets Investing. Foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social,

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or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s portfolio managers upon their credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Indexing Risk. For funds that are managed to an index, the fund’s performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the fund may invest more than 25%

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of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate charges also may increase payments of debt obligations, which in turn, would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk. The fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the fund, but which may increase fund expenses. As a result, the fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the fund were managed by a single subadviser, which could affect the fund’s performance.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

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Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the fund’s expenses.

Prepayment and Extension Risk. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to the financial market or economical conditions or events affecting the particular issuer, geographic region, industry or sector. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security’s price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund’s use of short sales in effect “leverages” the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

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Tracking Error Risk. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund’s performance is affected by factors such as the size of the fund’s portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

*	On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

Borrowing
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

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Cash/Money Market Instruments
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since

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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a

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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.

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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for

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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund’s ability to redeem

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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

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The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Foreign Currency Transactions
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

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A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the

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currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

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Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

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Inverse Floaters
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities
To generate additional income, a fund may lend up to 33%, or such lower percentage specified by the fund or investment manager of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which

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may create a conflict of interest between the Lending Agent (or its affiliates) and the fund with respect to the management of such collateral. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The

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market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

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April 29, 2011

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

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A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Variable- or Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions
Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations
From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund’s, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

Table 4. Total Brokerage Commissions

Total Brokerage Commissions
Fund	2010	2009	2008

Balanced	$312,914	$869,205	$1,121,735

Cash Management	0	0	0

Core Equity	58,040	200,188	710,273

Davis New York Venture	1,113,702	1,048,521	519,727

Diversified Bond	163,828	153,986	126,605

Diversified Equity Income	1,664,250	3,510,488	2,994,258

Dynamic Equity	428,231	1,620,965	5,889,997

Emerging Markets Opportunity	2,681,293	4,519,114	4,969,369

Global Bond	15,261	16,557	34,295

Global Inflation Protected Securities	117,645	36,910	13,433

Goldman Sachs Mid Cap Value	1,171,537	31,061	41,852

High Yield Bond	0	0	0

Income Opportunities	0	0	0

International Opportunity	1,047,089	1,163,590	1,304,080

Large Cap Growth	653,834	1,037,696	2,182,611

Mid Cap Growth Opportunity	1,157,042	1,517,464	1,087,495

Mid Cap Value Opportunity	1,000,803	339,159	410,260

Partners Small Cap Value	2,185,780	1,776,716	2,216,055

S&P 500 Index	48,972	116,758	25,248

Select Large-Cap Value	9,723	6,433	24,071

Select Smaller-Cap Value	24,965	38,672	1,129,041

Seligman Global Technology	16,700	24,679	30,584

Short Duration U.S. Government	22,370	16,834	19,489

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

Table 5. Brokerage Directed for Research and Turnover Rates

	Brokerage Directed for Research*

		Amount of Commissions
	Amount of Transactions	Imputed or Paid	Turnover Rates

Fund	2010	2010	2010		2009

Balanced	$201,131,060	$104,580	156	%(a)	208%

Cash Management	0		N/A		N/A

Core Equity	94,684,093	35,944	109		76

Davis New York Venture	0	0	32		21

Diversified Bond	0	0	382	(a)	434	(a)

Diversified Equity Income	1,182,046,826	565,221	26		49

Dynamic Equity	524,372,832	234,238	87		70

Emerging Markets Opportunity	1,086,654,116	2,422,497	86		145

Global Bond	0	0	66		77

Global Inflation Protected Securities	0	0	66		135

Goldman Sachs Mid Cap Value	3,158,358	406	85		99

High Yield Bond	0	0	88		102

Income Opportunities	0	0	77		70

International Opportunity	723,227,155	973,431	76		90

Large Cap Growth	46,988,828	48,985	152		152

Mid Cap Growth Opportunity	402,430,880	455,235	100		126

Mid Cap Value Opportunity	558,906,669	449,719	80		39

Partners Small Cap Value	537,253,588	604,152	57		58

S&P 500 Index	56,568,072	32,225	22		31

Select Large-Cap Value	662,604	720	4		16

Select Smaller-Cap Value	92,554	62	5		6

Seligman Global Technology	1,185,942	1,691	96		153

Short Duration U.S. Government	0	0	323	(a)	428	(a)

*	Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a)	A significant portion of the turnover was the result of “roll” transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

Table 6. Securities of Regular Brokers or Dealers

		Value of securities owned at
Fund	Issuer	end of fiscal period
Balanced	Bear Stearns Commercial Mortgage Securities	$139,835

	ChaseFlex Trust	1,474,435

	Citigroup, Inc.	244,167

	Citigroup Commercial Mortgage Trust	694,238

	Citigroup/Deutsche Bank Commercial Mortgage Trust	1,842,450

	Citigroup Mortgage Loan Trust, Inc.	1,880,173

	Credit Suisse First Boston Mortgage Securities Corp.	887,706

	The Goldman Sachs Group, Inc.	16,649,858

	GS Mortgage Securities Corp. II	1,717,085

	JP Morgan Chase	21,673,141

	JP Morgan Chase & Co.	2,461,004

	JP Morgan Chase Commercial Mortgage Securities	6,143,140

	LB-UBS Commercial Mortgage Trust	4,064,409

	Merrill Lynch Mortgage Trust	208,122

	Morgan Stanley	13,478,966

	Morgan Stanley ABS Capital I	2,779,980

	Morgan Stanley Reremic Trust	5,821,996

Cash Management	None	N/A

Core Equity	Citigroup, Inc.	1,871,907

	Franklin Resources, Inc	3,058,275

	The Goldman Sachs Group, Inc.	1,496,624

	JPMorgan Chase & Co.	5,862,444

Davis New York Venture	The Charles Schwab Corp.	751,129

	The Goldman Sachs Group, Inc.	8,670,330

	JPMorgan Chase & Co.	1,371,014

Diversified Bond	Bear Stearns Asset-Backed Securities Trust	3,916,718

	Bear Stearns Commercial Mortgage Securities	4,429,474

	Bear Stearns Mortgage Funding Trust	959,069

	ChaseFlex Trust	210,634

	Citigroup Commercial Mortgage Trust	4,262,622

	Citigroup/Deutsche Bank Commercial Mortgage Trust	13,244,153

	Citigroup Mortgage Loan Trust, Inc.	37,375,140

	Credit Suisse Mortgage Capital Certificates	59,032,444

	CS First Boston Mortgage Securities Corp.	19,680,026

	GS Mortgage Securities Corp. II	15,678,876

	The Goldman Sachs Group, Inc.	4,236,203

	Jefferies & Co., Inc.	6,789,693

	JPMorgan Chase & Co.	22,449,420

	JPMorgan Chase Commercial Mortgage Securities	76,950,144

	JPMorgan Mortgage Acquisition Corp.	3,365,338

	JP Morgan Reremic	5,934,521

	LB-UBS Commercial Mortgage Trust	19,706,194

	Merrill Lynch Mortgage Trust	1,903,553

	Morgan Stanley	20,998,545

	Morgan Stanley ABS Capital I	4,897,218

	Morgan Stanley Remeric Trust	51,722,517

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

		Value of securities owned at
Fund	Issuer	end of fiscal period
Diversified Equity Income	The Goldman Sachs Group, Inc.	$67,948,748

	JPMorgan Chase & Co.	81,539,300

	Morgan Stanley	44,778,000

Dynamic Equity	Citigroup, Inc.	28,082,767

	Franklin Resources, Inc.	4,499,334

	The Goldman Sachs Group, Inc.	8,391,185

	JPMorgan Chase & Co.	8,416,128

Emerging Markets Opportunity	None	N/A

Global Bond	Citigroup, Inc.	2,485,712

	Citigroup/Deutsche Bank Commercial Mortgage Trust	1,110,337

	Credit Suisse First Boston Corp.	4,646,829

	The Goldman Sachs Group, Inc.	1,613,083

	JPMorgan Chase & Co.	5,892,878

	JPMorgan Chase Commercial Mortgage Securities	15,188,578

	LB-UBS Commercial Mortgage Trust	4,772,762

	Morgan Stanley	8,330,919

	Morgan Stanley ABS Capital I	1,533,408

	Morgan Stanley Remeric Trust	1,924,644

Global Inflation Protected Securities	Bear Stearns Commercial Mortgage Securities	14,620,848

	GS Mortgage Securities Corp. II	1,581,826

	Jefferies & Co., Inc.	1,440,331

	JPMorgan Chase Commercial Mortgage Securities	4,783,535

	JPMorgan Mortgage Trust	10,158,299

	LB-UBS Commercial Mortgage Trust	10,404,863

	Morgan Stanley Remeric Trust	5,744,918

Goldman Sachs Mid Cap Value	Legg Mason, Inc.	6,830,004

High Yield Bond	E*TRADE Financial Corp.	5,190,900

Income Opportunities	E*TRADE Financial Corp.	7,873,000

International Opportunity	Credit Suisse Group AG	4,532,526

Large Cap Growth	JPMorgan Chase & Co.	2,275,960

	Morgan Stanley	1,676,843

Mid Cap Growth Opportunity	Affiliated Managers Group, Inc.	2,385,646

	E*TRADE Financial Corp.	2,109,264

	Stifel Financial Corp.	917,510

Mid Cap Value Opportunity	None	N/A

Partners Small Cap Value	Knight Capital Group Inc., Class A	2,877,008

	Primerica, Inc.	1,494,043

S&P 500 Index	Ameriprise Financial	267,780

	The Charles Schwab Corp.	317,698

	Citigroup, Inc.	2,571,308

	E*Trade Financial Corp.	59,728

	Franklin Resources, Inc.	301,490

	The Goldman Sachs Group, Inc.	1,612,992

	JPMorgan Chase & Co.	3,103,405

	Legg Mason, Inc.	104,494

	Morgan Stanley	770,207

	PNC Financial Services Group, Inc.	596,453

Select Large-Cap Value	JPMorgan Chase & Co.	1,484,700

	Morgan Stanley	598,620

Select Smaller-Cap Value	None	N/A

Seligman Global Technology	None	N/A

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

		Value of securities owned at
Fund	Issuer	end of fiscal period
Short Duration U.S. Government	Bear Stearns Asset-Backed Securities Trust	$395,229

	Citigroup Funding, Inc.	3,198,192

	Citigroup Mortgage Loan Trust	6,142,160

	Credit Suisse Mortgage Capital Certificates	13,122,001

	The Goldman Sachs Group, Inc.	5,035,730

	Jefferies & Co., Inc.	645,021

	JPMorgan Chase & Co.	1,768,325

	Morgan Stanley	5,508,869

	Morgan Stanley ABS Capital	2,584,657

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No fund paid brokerage commissions in the last three fiscal periods to brokers affiliated with the fund’s investment manager.

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. All expenses of a fund, including the management fee, administrative services fee and distribution fees, as applicable, are accrued daily and taken into account for purposes of determining NAV.

Table 7. Valuing Fund Shares

Fund	Net assets	Shares outstanding	Net asset value of one share

For funds with fiscal period ending Dec. 31, 2010

Balanced
Class 3	$959,999,995	69,413,319	$13.83

Cash Management
Class 1	212,829,673	212,826,382	1.00
Class 2	3,829,386	3,829,476	1.00
Class 3	621,642,097	621,644,748	1.00

Core Equity	186,322,226	24,357,384	7.65

Davis New York Venture
Class 1	1,348,356,001	134,896,137	10.00
Class 2	471,578	47,188	9.99
Class 3	79,767,617	7,985,012	9.99

Diversified Bond
Class 1	2,224,175,983	202,213,942	11.00
Class 2	3,422,137	311,375	10.99
Class 3	1,712,149,486	155,648,221	11.00

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Fund	Net assets	Shares outstanding	Net asset value of one share
Diversified Equity Income
Class 1	$1,554,974,720	117,924,658	$13.19
Class 2	1,191,024	90,542	13.15
Class 3	1,572,799,748	119,444,089	13.17

Dynamic Equity
Class 1	5,376	278	19.34
Class 2	32,310	1,672	19.32
Class 3	1,373,003,142	71,064,322	19.32

Emerging Markets Opportunity
Class 1	490,399,039	27,326,173	17.95
Class 2	2,050,323	114,426	17.92
Class 3	557,230,595	31,067,970	11.94

Global Bond
Class 1	1,086,905,424	92,927,464	11.70
Class 2	1,826,584	156,264	11.69
Class 3	520,055,476	44,452,275	11.70

Global Inflation Protected Securities
Class 1	2,209,104,701	231,652,013	9.54
Class 2	1,226,736	128,799	9.52
Class 3	330,937,383	34,691,077	9.54

Goldman Sachs Mid Cap Value
Class 1	886,881,269	79,296,234	11.18
Class 2	527,015	47,185	11.17
Class 3	16,108,047	1,440,548	11.18

High Yield Bond
Class 1	5,399	778	6.94
Class 2	2,131,839	307,829	6.93
Class 3	677,779,776	97,767,049	6.93

Income Opportunities
Class 1	842,201,619	78,794,161	10.69
Class 2	929,313	87,063	10.67
Class 3	251,746,685	23,511,781	10.71

International Opportunity
Class 1	5,729	474	12.09
Class 2	533,699	44,210	12.07
Class 3	527,736,976	43,676,680	12.08

Large Cap Growth
Class 1	5,380	789	6.82
Class 2	319,713	46,961	6.81
Class 3	233,165,356	34,177,177	6.82

Mid Cap Growth Opportunity
Class 1	5,469	376	14.55
Class 2	133,894	9,218	14.53
Class 3	407,945,453	28,073,949	14.53

Mid Cap Value Opportunity
Class 1	720,087,270	65,710,899	10.96
Class 2	321,156	29,328	10.95
Class 3	137,109,766	12,523,398	10.95

Partners Small Cap Value
Class 1	1,168,661,063	76,487,760	15.28
Class 2	484,367	31,764	15.25
Class 3	284,055,158	18,619,632	15.26

S&P 500 Index*
Class 3	216,263,694	25,128,735	8.61

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Fund	Net assets	Shares outstanding	Net asset value of one share
Select Large-Cap Value
Class 1	$5,259	524	$10.04
Class 2	198,772	19,824	10.03
Class 3	29,721,429	2,964,999	10.02

Select Smaller-Cap Value
Class 1	5,539	481	11.52
Class 2	190,030	16,521	11.50
Class 3	88,168,022	7,662,006	11.51

Seligman Global Technology
Class 1	4,053,108	195,882	20.69
Class 2	1,882,574	92,737	20.30

Short Duration U.S. Government
Class 1	733,780,708	70,702,643	10.38
Class 2	1,985,171	191,566	10.36
Class 3	417,767,673	40,276,118	10.37

* S&P 500 added Class 1 and Class 2 after the fiscal year end; therefore no reporting is available.

For Funds other than Money Markets Funds. In determining net assets before shareholder transactions, a fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the “Exchange”):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•	Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•	Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•	Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

•	Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•	Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•	Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•	When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund’s portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Portfolio Holdings Disclosure

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures
The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•	For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

•	For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•	For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the website (columbiamanagement.com), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.

Other Disclosures
The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Ongoing Portfolio Holdings Disclosure Arrangements:
In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Frequency
Identity of Recipient	Conditions/restrictions on use of information	of disclosure

Bitlathe	Website support for fund performance disclosure	Monthly

BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily

Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly

Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed

Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed

Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily

InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily

Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly

RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily

Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures apply only to the funds and portfolios (the “Funds”) that historically bore the RiverSource or Seligman brands, including those renamed to bear the “Columbia” brand effective Sept. 27, 2010.

The Funds uphold a long tradition of supporting sound and principled corporate governance. For more than 30 years, the Funds’ Boards of Trustees/Directors (“Board”), which consist of a majority of independent Board members, has determined policies and voted proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•	In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•	The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense Mechanisms — The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis.

Auditors — The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management Compensation Issues — The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues — The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a Fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to address any conflicts between interests of a Fund’s shareholders and those of Columbia Management or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the Proxy Team relies on Columbia Management investment personnel (or the investment personnel of a Fund’s subadviser(s)) and information obtained from an independent research firm. The Proxy Team makes the recommendation in writing. The Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries) — Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan — The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the Funds’ ownership position is more significant, the Board has established a guideline to direct Columbia Management to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in Affiliated Funds — Certain Funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through columbiamanagement.com or searching the website of the SEC at www.sec.gov.

Investing in a Fund

Purchasing Shares
As a contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

Transferring/Selling Shares
There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

A fund will sell any shares presented by the shareholders Accounts of participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Table 8. Capital Loss Carryover

	Total	Amount	Amount	Amount	Amount	Amount	Amount	Amount	Amount
	capital loss	expiring in	expiring in	expiring in	expiring in	expiring in	expiring in	expiring in	expiring in
Fund	carryovers	2011	2012	2013	2014	2015	2016	2017	2018

Balanced	$0	$0	$0	$0	$0	$0	$0	$0	$0

Cash Management	$2,605,202	$0	$0	$150	$0	$1,337	$282,517	$2,314,644	$6,554

Core Equity	$0	$0	$0	$0	$0	$0	$0	$0	$0

Davis New York Venture	$0	$0	$0	$0	$0	$0	$0	$0	$0

Diversified Bond	$22,490,998	$0	$0	$0	$0	$0	$0	$21,568,860	$922,138

Diversified Equity Income	$0	$0	$0	$0	$0	$0	$0	$0	$0

Dynamic Equity	$0	$0	$0	$0	$0	$0	$0	$0	$0

Emerging Markets Opportunity	$0	$0	$0	$0	$0	$0	$0	$0	$0

Global Bond	$1,320,477	$0	$0	$0	$0	$0	$0	$0	$1,320,477

Global Inflation Protected Securities	$4,285,587	$0	$0	$0	$0	$0	$0	$0	$4,285,587

Goldman Sachs Mid Cap Value	$0	$0	$0	$0	$0	$0	$0	$0	$0

High Yield Bond	$145,932,379	$0	$0	$760,493	$0	$0	$72,914,336	$72,257,550	$0

Income Opportunities	$0	$0	$0	$0	$0	$0	$0	$0	$0

International Opportunity	$199,117,745	$21,881,478	$0	$0	$0	$0	$28,239,702	$148,996,565	$0

Large Cap Growth	$0	$0	$0	$0	$0	$0	$0	$0	$0

Mid Cap Growth Opportunity	$0	$0	$0	$0	$0	$0	$0	$0	$0

Mid Cap Value Opportunity	$0	$0	$0	$0	$0	$0	$0	$0	$0

Partners Small Cap Value	$0	$0	$0	$0	$0	$0	$0	$0	$0

S&P 500 Index	$0	$0	$0	$0	$0	$0	$0	$0	$0

Select Large-Cap Value	$0	$0	$0	$0	$0	$0	$0	$0	$0

Select Smaller-Cap Value	$0	$0	$0	$0	$0	$0	$0	$0	$0

Seligman Global Technology	$973,681	$108,762	$0	$0	$0	$0	$544,777	$320,142	$0

Short Duration U.S. Government	$13,161,233	$0	$0	$0	$0	$0	$0	$10,526,633	$2,634,600

Taxes

Each Fund other than Columbia Variable Portfolio — Cash Management Fund, Columbia Variable Portfolio — Core Bond Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Global Inflation Protected Securities Fund, Columbia Variable Portfolio — High Yield Bond Fund, Columbia Variable Portfolio — Income Opportunities Fund, Columbia Variable Portfolio — International Opportunity Fund and Columbia Variable Portfolio — Short Duration U.S. Government Fund (the “non-RIC Funds”) intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).

To qualify as a RIC, the fund must distribute, for its taxable year, at least 90% of its investment company taxable income plus at least 90% of its net tax-exempt income. The RIC funds intend to distribute 100% of all net income, including net

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

capital gain, to avoid federal income tax. The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their “separate accounts” which hold shares in the Fund to qualify for special tax treatment described below. Under a Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. If no more than 55% of the assets of the funds are invested in cash, cash items, government securities and securities of other regulated investment companies, the subchapter M diversification requirement will also satisfy the Section 817(h) requirement. If the safe harbor cannot be utilized, the assets of the fund must meet the following requirement. No more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, and no more than 90% of the value of total assets can be invested in four securities.

Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the Columbia Variable Portfolio — Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund’s items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

The Columbia Variable Portfolio — Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called “disregarded entity”). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status. For purposes of the latter diversification requirement, the Fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services. For Seligman Global Technology, Columbia Management serves as the investment manager effective Nov. 7, 2008. Prior to that date, J.&W. Seligman & Co. Incorporated served as the fund’s investment manager.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 10. Investment Management Services Agreement Fee Schedule

			Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period

Balanced(a)	First $0.5	0.660%	0.530%
	Next 0.5	0.615
	Next 0.5	0.570
	Next 1.5	0.520
	Next 3.0	0.510
	Over 6.0	0.490

Cash Management	First $1.0	0.330	0.330%
	Next 0.5	0.313
	Next 0.5	0.295
	Next 0.5	0.278
	Next 2.5	0.260
	Next 1.0	0.240
	Next 1.5	0.220
	Next 1.5	0.215
	Next 1.0	0.190
	Next 5.0	0.180
	Next 5.0	0.170
	Next 4.0	0.160
	Over 24.0	0.150

Diversified Bond(b)	First $1.0	0.430	0.443%
	Next 1.0	0.420
	Next 4.0	0.400
	Next 1.5	0.380
	Next 1.5	0.365
	Next 3.0	0.360
	Next 8.0	0.350
	Next 4.0	0.340
	Next 26.0	0.320
	Over 50.0	0.300

Core Equity	All	0.400	0.400%

Davis New York Venture	First $0.5	0.730	0.706%
	Next 0.5	0.705
	Next 1.0	0.680
	Next 1.0	0.655
	Next 3.0	0.630
	Over 6.0	0.600

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

			Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period

Diversified Equity Income(c)	First $0.5	0.660	Diversified Equity Income – 0.573%
	Next 0.5	0.615
	Next 0.5	0.570
	Next 1.5	0.520
	Next 3.0	0.510
	Over 6.0	0.490

Dynamic Equity(c)	First $0.5	0.710	Dynamic Equity – 0.593%
Select Large-Cap Value(f)	Next 0.5	0.660	Select Large-Cap Value – 0.600%
	Next 2.0	0.565
	Next 3.0	0.560
	Over 6.0	0.540

Emerging Markets Opportunity	First $0.25	1.100	1.068%
	Next 0.25	1.080
	Next 0.25	1.060
	Next 0.25	1.040
	Next 1.0	1.020
	Next 5.5	1.000
	Next 2.5	0.985
	Next 5.0	0.970
	Next 5.0	0.960
	Next 4.0	0.935
	Next 26.0	0.920
	Over 50.0	0.900

Global Bond(g)	First $1.0	0.570	0.659%
	Next 1.0	0.525
	Next 1.0	0.520
	Next 3.0	0.515
	Next 1.5	0.510
	Next 4.5	0.500
	Next 8.0	0.490
	Next 30.0	0.480
	Over 50.0	0.470

Global Inflation Protected Securities	First $1.0	0.440	0.420%
	Next 1.0	0.415
	Next 1.0	0.390
	Next 3.0	0.365
	Next 1.5	0.340
	Next 1.5	0.325
	Next 1.0	0.320
	Next 5.0	0.310
	Next 5.0	0.300
	Next 4.0	0.290
	Next 26.0	0.270
	Over 50.0	0.250

Goldman Sachs Mid Cap Value	First $0.50	0.780	0.769%
	Next 0.50	0.755
	Next 1.00	0.730
	Next 1.00	0.705
	Next 3.00	0.680
	Over 6.00	0.650

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

			Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period

High Yield Bond(h)	First $0.25	0.590	High Yield Bond – 0.590%
Income Opportunities(i)	Next 0.25	0.575	Income Opportunities – 0.608%
	Next 0.25	0.570
	Next 0.25	0.560
	Next 1.0	0.550
	Next 1.0	0.540
	Next 3.0	0.515
	Next 1.5	0.490
	Next 1.5	0.475
	Next 1.0	0.450
	Next 5.0	0.435
	Next 5.0	0.425
	Next 4.0	0.400
	Next 26.0	0.385
	Over 50.0	0.360

International Opportunity(m)	First $0.25	0.800	0.785%
	Next 0.25	0.775
	Next 0.25	0.750
	Next 0.25	0.725
	Next 0.5	0.700
	Next 1.5	0.650
	Next 3.0	0.640
	Next 14.0	0.620
	Next 4.0	0.610
	Next 26.0	0.600
	Over 50.0	0.570

Large Cap Growth(c)	First $0.5	0.710	Large Cap Growth – 0.600%
	Next 0.5	0.565
	Next 0.5	0.620
	Next 1.5	0.570
	Next 3.0	0.560
	Over 6.0	0.540

Mid Cap Growth Opportunity(d)	First $0.5	0.760	0.700%
Mid Cap Value Opportunity(e)	Next 0.5	0.715
	Next 0.5	0.670
	Over 1.5	0.620

Partners Small Cap Value	First $0.25	0.970	0.913%
	Next 0.25	0.945
	Next 0.25	0.920
	Next 0.25	0.895
	Over 1.00	0.870

S&P 500 Index(j)	All	0.100	0.220%

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

			Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period

Short Duration U.S. Government(k)	First $1.0	0.360	0.477%
	Next 1.0	0.355
	Next 1.0	0.350
	Next 3.0	0.345
	Next 1.5	0.330
	Next 1.5	0.315
	Next 1.0	0.310
	Next 5.0	0.300
	Next 5.0	0.290
	Next 4.0	0.280
	Next 26.0	0.260
	Over 50.0	0.240

Select Smaller-Cap Value(l)	First $0.5	0.790	0.790%
	Next 0.5	0.745
	Over 3.0	0.700

Seligman Global Technology	First $2.0	0.950%	0.950%
	Next $2.0	0.910%
	Over $4.0	0.870%

(a)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.530% to 0.350% as assets increased.

(b)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.430% to 0.290% as assets increased.

(c)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.600% to 0.375% as assets increased.

(d)	Prior to April 1, 2011, the investment manager received an annual fee ranging from 0.700% to 0.475% as assets increased.

(e)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.700% to 0.475% as assets increased.

(f)	Prior to March 1, 2011, the investment manager received an annual fee ranging from 0.600% to 0.375% as assets increased.

(g)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.720% to 0.520% as assets increased.

(h)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.590% to 0.360% as assets increased, with varying break points.

(i)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.610% to 0.380% as assets increased.

(j)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.220% to 0.120% as assets increased.

(k)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.480% to 0.250% as assets increased.

(l)	Prior to March 1, 2011, the investment manager received an annual fee ranging from 0.790% to 0.665% as assets increased.

(m)	Prior to April 30, 2011, the investment manager received an annual fee ranging from 0.800% to 0.570% as assets increased, with varying break points.

Under the agreement, the management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund’s investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

Table 10. PIA Indexes

		Fee Increase or
Fund	PIA Index	(Decrease)

Balanced(a)	Lipper Balanced Funds Index	$46,027

Davis New York Venture(b)	Lipper Large-Cap Core Funds Index	588,447

Diversified Equity Income(a)	Lipper Equity Income Funds Index	2,040,586

Dynamic Equity(a)	Lipper Large-Cap Core Funds Index	830,893

Emerging Markets Opportunity(a)	Lipper Emerging Markets Funds Index	(87,618)

Goldman Sachs Mid Cap Value(a)	Lipper Mid-Cap Value Funds Index	42,808

International Opportunity(a)	Lipper International Large-Cap Core Funds Index	97,459

Large Cap Growth(a)	Lipper Large-Cap Growth Funds Index	60,507

Mid Cap Growth Opportunity(b)	Lipper Mid-Cap Growth Funds Index	(9,016)

Mid Cap Value Opportunity(a)	Lipper Mid-Cap Value Funds Index	36,249

Partners Small Cap Value(a)	Lipper Small-Cap Value Funds Index	300,422

Select Large-Cap Value(c)	Lipper Large-Cap Value Funds Index	13,034

Select Smaller-Cap Value(c)	Lipper Small-Cap Core Funds Index	65,850

(a)	Effective April 30, 2011, the management fee is no longer adjusted for investment performance relative to the PIA Index.

(b)	Effective April 1, 2011, the management fee is no longer adjusted for investment performance relative to the PIA Index.

(c)	Effective March 1, 2011, the management fee is no longer adjusted for investment performance relative to the PIA Index.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund’s category in Table 1.

Table 11. Performance Incentive Adjustment Calculation

Equity Funds		Balanced Funds

Performance		Performance
Difference	Adjustment Rate	Difference	Adjustment Rate

0.00% – 0.50%	0	0.00% – 0.50%	0

0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)

1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)

2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	2.00% – 3.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 8 basis points if a 3% performance difference)

4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	3.00% or more	8 basis points

6.00% or more	12 basis points

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund’s performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Transition Period
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

Change in Index
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA, a fund’s performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

In September 2010 the Board approved, an amended investment management services agreement (“IMSA”) that would eliminate the PIA. Effective October 1, 2010 for Davis New York Venture and Mid Cap Growth Opportunity, the investment manager has agreed that for a transitional period of 6 months the funds will compensate the investment manager at the lower of: (i) the fee calculated under the proposed IMSA (i.e., without the PIA), or (ii) the fee calculated under the current IMSA (including any applicable negative PIA).

The IMSA proposal was approved by fund shareholders at a shareholder meeting held Feb. 15, 2011. More information about the IMSA proposal is available in proxy materials distributed to shareholders in early 2011. The IMSA proposal is expected to be effective in the second quarter of 2011.

The table below shows the total management fees paid by each fund for the last three fiscal periods, as well as nonadvisory expenses, net of earnings credits, waivers and expenses, reimbursed by the investment manager and its affiliates.

Table 12. Management Fees and Nonadvisory Expenses

	Management Fees			Nonadvisory Expenses

Fund	2010	2009	2008	2010	2009	2008

Balanced	$5,132,945	$4,358,029	$5,660,193	$494,029	$328,336	$603,763

Cash Management	2,937,512	4,260,259	4,822,786	(2,992,142)	(1,328,379)	756,032

Core Equity	723,479	663,143	1,093,082	123	7,357	64

Davis New York Venture	12,117,328	9,259,332	6,684,742	353,203	320,167	154,845

Diversified Bond	20,576,872	21,852,431	20,594,612	1,811,561	1,391,946	1,723,001

Diversified Equity Income	20,837,717	15,923,618	20,576,046	1,013,721	684,469	1,187,136

Dynamic Equity	8,710,506	5,645,020	9,714,186	604,298	281,599	929,172

Emerging Markets Opportunity	9,905,835	8,659,092	9,687,546	1,294,141	675,903	1,701,303

Global Bond	10,625,621	9,958,933	9,713,843	627,425	586,488	746,219

Global Inflation Protected Securities	10,108,104	6,733,638	4,287,772	791,989	445,545	274,409

Goldman Sachs Mid Cap Value	3,806,321	97,939	166,318	82,240	13,915	949

High Yield Bond	4,093,556	3,826,311	4,734,214	258,385	130,015	357,818

Income Opportunities	8,887,899	8,002,259	4,897,354	344,797	318,073	427,309

International Opportunity	4,147,559	4,383,429	7,078,303	329,715	222,536	620,517

Large-Cap Growth	1,425,360	1,311,431	2,015,754	132,071	76,063	265,669

Mid Cap Growth Opportunity	2,648,338	2,552,962	2,510,358	157,774	97,226	227,247

Mid Cap Value Opportunity	3,818,655	1,370,736	2,342,804	162,220	67,922	198,692

Partners Small Cap Value	12,591,500	10,479,008	9,813,595	207,817	113,009	82,967

S&P 500 Index	463,241	430,200	636,430	135,964	65,553	130,130

Select Large-Cap Value	145,078	70,871	72,009	38,616	22,785	31,004

Select Smaller-Cap Value	697,532	547,309	692,220	53,175	19,558	83,715

Seligman Global Technology	53,461	48,653	61,619	13,148	37,457	132,818

Short Duration U.S. Government	4,047,596	2,432,037	2,383,501	257,286	130,296	266,108

Manager of Managers Exemption
The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Subadvisory Agreements
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 13.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

Table 13. Subadvisers and Subadvisory Agreement Fee Schedules

Parent
Fund	Subadviser	Company	Fee Schedule

Davis New York Venture	Davis Selected Advisers, LP (Davis)(a),(b)	N/A	0.45% on the first $100 million, reducing to 0.25% as assets increase
(effective April 24, 2006)

Emerging Markets Opportunity	Threadneedle International Limited(a)	A	0.45% on the first $150 million, reducing
	(Threadneedle) (effective July 9, 2004)		to 0.30% as assets increase, and subject to a performance incentive adjustment(c)

Goldman Sachs	Goldman Sachs Asset Management,.	B	0.45% on all assets
Mid Cap Value	L.P. (GSAM) (effective Feb. 19, 2010)

International	Threadneedle(a)	A	0.35% on the first $150 million, reducing
Opportunity	(effective July 9, 2004)		to 0.20% as assets increase, and subject to a performance incentive adjustment(c)

Partners Small	Barrow, Hanley, Mewhinney & Strauss	C	1.00% on the first $10 million, reducing
Cap Value	(BHMS)(b) (effective March 12, 2004)		to 0.30% as assets increase

	Denver Investment Advisors LLC (Denver) (effective July 16, 2007)	N/A	0.55% on all assets

	Donald Smith & Co. Inc. (Donald Smith)(b) (effective March 12, 2004)	N/A	0.60% on the first $175 million, reducing to 0.55% as assets increase

	Turner Investment Partners, Inc. (Turner) (effective June 6, 2008)	N/A	0.50% on the first $50 million, reducing to 0.35% as assets increase

	River Road Asset Management LLC (River Road) (effective April 24, 2006)	D	0.50% on all assets

(a)	Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

(b)	This fee is calculated based on the combined net assets subject to the subadviser’s investment management.

(c)	The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the PIA Index described in Table 10. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle’s fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

A –	Threadneedle is an indirect wholly-owned subsidiary of Ameriprise Financial.

B –	Goldman Sachs Asset Management L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded financial services company.

C –	BHMS is an independent-operating subsidiary of Old Mutual Asset Management.

D –	River Road Asset Management LLC is a wholly-owned subsidiary of Aviva Investors, a subsidiary of Aviva plc.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

Table 14. Subadvisory Fees

		Subadvisory Fees Paid

Fund	Subadviser	2010		2009	2008

Davis New York Venture	Davis	$4,878,227		$4,163,844	$2,714,658

Emerging Markets Opportunity	Threadneedle	3,639,692		3,200,561	3,663,559

Goldman Sachs Mid Cap Value	GSAM	2,198,472	(a)	N/A	N/A

	Former subadviser: Systematic Financial Management, L.P. (Sept. 29, 2006 to Feb. 19, 2010)	6,145	(b)	25,890	40,382

	Former subadviser: WEDGE Capital Management, L.L.P. (Sept. 29, 2006 to Feb. 19, 2010)	11,694	(b)	31,754	39,026

International Opportunity	Threadneedle	1,705,042		1,750,791	2,811,094

Partners Small Cap Value	BHMS	1,344,427		1,029,098	936,632

	Denver	1,384,169		1,032,044	1,081,799

	Donald Smith	1,657,037		1,411,987	1,213,286

	River Road	1,350,742		1,161,679	1,159,140

	Turner Investments	1,001,675		819,136	470,813	(c)

	Former subadviser: Franklin Portfolio Associates LLC (March 12, 2004 to June 6, 2008)	N/A		N/A	516,539	(d)

Select Smaller-Cap Value	Former subadviser: Kenwood Capital Management LLC (from Sept. 13, 1999 to Nov. 21, 2008)	N/A		N/A	608,557	(e)

(a)	For the fiscal period from Feb. 19, 2010 to Dec. 31, 2010.

(b)	For the fiscal period from Jan. 1, 2010 to Feb. 19, 2010.

(c)	For fiscal period from June 6, 2008 to Dec. 31, 2008.

(d)	For fiscal period from Jan. 1, 2008 to June 6, 2008.

(e)	For the fiscal period from Jan. 1, 2008 to Nov. 21, 2008.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Portfolio Managers. For all funds other than money market funds, the following table provides information about the funds’ portfolio managers as of Dec. 31, 2010.

Table 15. Portfolio Managers

		Other Accounts Managed (excluding the fund)				Potential
			Approximate	Performance	Ownership	Conflicts	Structure
		Number and type	Total Net	Based	of Fund	of	of
Fund	Portfolio Manager	of account(a)	Assets	Accounts(b)	Shares(c)	Interest	Compensation

Balanced	Guy Pope(g)	3 RICs 5 other accounts	$7.70 billion $6.40 million	None

	Leonard A. Aplet(g)	5 RICs 3 PIVs 39 other accounts(d)	$6.26 billion $519.42 million $3.21 billion	None

	Brian Lavin(g)	15 RICs 1 PIV 3 other accounts	$13.05 billion $11.24 million $566.59 million	None	None	(1)	(10)

	Ronald B. Stahl(g)	4 RICs 11 other accounts	$4.53 billion $630.72 million	None

	Gregory S. Liechty(g)	4 RICs 14 other accounts	$4.53 billion $42.25 million	None

Davis New York Venture	Davis:

	Christopher C. Davis	26 RICs 11 PIVs 104 other accounts	$56.20 billion $1.50 billion $8.40 billion	None	None(f)	(3)	(11)

	Kenneth C. Feinberg	24 RICs 10 PIVs 93 other accounts	$56.20 billion $1.40 billion $7.60 billion

Core Equity	Brian M. Condon	6 RICs 5 other accounts	$6.23 billion $0.72 million	6 RICs ($6.23 B)	None	(1)	(10)

Diversified Bond	Alexander D. Powers(g)	1 RIC 5 PIVs 20 other accounts	$1.06 billion $794.74 million $1.81 billion	None	None	(1)	(10)

	Carl W. Pappo(g)	2 other accounts	$0.15 million	None

	Michael Zazzarino(g)	11 other accounts	$167.12 million	None

	Brian Lavin(g)	15 RICs 1 PIV 3 other accounts	$13.05 billion $11.24 million $566.59 million	None	None	(1)	(12)

Diversified Equity Income	Laton Spahr	12 RICs 2 PIVs 16 other accounts(d)	$12.67 billion $65.40 million $627.11 million	7 RICs ($12.63 B)	None	(1)	(12)

	Steve Schroll	12 RICs 2 PIVs 18 other accounts(d)	$12.67 billion $65.40 million $625.61 million

	Paul Stocking	12 RICs 2 PIVs 21 other accounts(d)	$12.67 billion $65.40 million $632.17 million

Dynamic Equity	Brian Condon	6 RICs 5 other accounts	$5.04 billion $0.72 million	6 RICs ($5.04 B)	None	(1)	(10)

Emerging Markets Opportunity	Threadneedle:

	Vanessa Donegan	2 RICs 6 PIVs 15 other accounts	$1.29 billion $2.64 billion $5.19 billion	2 RICs ($1.29 B)	None	(2)	(13)

	Rafael Polatinsky	2 RICs 5 PIVs 3 other accounts	$1.29 billion $564.21 million $603.52 million

Global Bond	Nicolas Pifer	5 RICs 1 PIV 16 other accounts	$4.0 billion $6.94 million $33.14 billion	1 other account ($30.87 M)	None	(1)	(12)

Global Inflation Protected Securities	Nicholas Pifer	5 RICs 1 PIV 16 other accounts	$3.06 billion $6.94 million $33.14 billion	1 other account ($30.87 M)	None	(1)	(12)

	Vishal Khanduja	1 RIC 3 other accounts	$524.04 million $0.12 million	None

	Hong Ho	3 other accounts	$0.50 million	None

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

		Other Accounts Managed (excluding the fund)				Potential
			Approximate	Performance	Ownership	Conflicts	Structure
		Number and type	Total Net	Based	of Fund	of	of
Fund	Portfolio Manager	of account(a)	Assets	Accounts(b)	Shares(c)	Interest	Compensation

Goldman Sachs Mid Cap Value	GSAM:

	Sean Gallagher	19 RICs	$17.42 billion		None	(4)	(14)

	Andrew Braun	2 PIVs 153 other accounts	$187.0 million $5.56 billion	1 RIC ($39 M); 2 PIVs ($187 M);

	Dolores Bamford	18 RICs 2 PIVs 153 other accounts	$16.61 billion $187.0 million $5.56 billion	1 other account ($64 M)

High Yield Bond	Jennifer Ponce de Leon	6 RICs 1 PIV 28 other accounts	$10.43 billion $11.24 million $37.35 billion	2 RICs ($1.6 B)	None	(1)	(12)

	Brian Lavin	14 RICs 1 PIV 3 other accounts	$12.37 billion $11.24 million $566.59 million	None

Income Opportunities	Brian Lavin	14 RICs 1 PIV 3 other accounts	$11.95 billion $11.24 million $566.59 million	None	None	(1)	(12)

International Opportunity	Threadneedle:

	Alex Lyle	1 RIC 21 PIVs 42 other accounts	$402.81 million $4.46 billion $3.17 billion	1 RIC ($402.81 M)	None	(2)	(13)

	Esther Perkins	1 RIC 2 PIVs 9 other accounts	$402.81 million $327.97 million $1.68 billion

Large Cap Growth	John T. Wilson	3 RICs 1 PIV 13 other accounts	$1.51 billion $286.18 million $525.86 million	1 RIC ($233.83 M)	None	(1)	(10)

	Peter Deininger	3 RICs 1 other accounts	$1.51 billion $0.007 million

Mid Cap Growth Opportunity	John K. Schonberg	3 RICs 2 PIVs 6 other accounts	$1.62 billion $32.15 million $1.64 million	1 RIC ($1.17 M)	None	(1)	(12)

	Michael Marzolf	2 RICs 2 other accounts	$1.32 billion $0.16 million

	Samuel Murphy	2 RICs 4 other accounts	$1.32 billion $0.09 million

Mid Cap Value Opportunity	Laton Spahr	12 RICs 2 PIVs 16 other accounts(d)	$14.95 billion $65.40 million $627.11 million	7 RICs ($12.63 B)	None	(1)	(12)

	Steve Schroll	12 RICs 2 PIVs 18 other accounts(d)	$14.95 billion $65.40 million $625.61 million

	Paul Stocking	12 RICs 2 PIVs 21 other accounts(d)	$14.95 billion $65.40 million $632.17 million

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

		Other Accounts Managed (excluding the fund)				Potential
			Approximate	Performance	Ownership	Conflicts	Structure
		Number and type	Total Net	Based	of Fund	of	of
Fund	Portfolio Manager	of account(a)	Assets	Accounts(b)	Shares(c)	Interest	Compensation

Partners Small Cap Value	BHMS:

	James S. McClure	4 RICs	$734.1 million	None	None	(5)	(15)

	John P. Harloe	1 PIV 15 other accounts	$6.2 million $709.0 million

	Denver:

	Kris Herrick	8 RICs 1 PIV 322 other accounts(e)	$726.41 million $67.17 million $829.00 million	1 RIC ($18.07 M); 2 other accounts ($242.25 million)	None	(6)	(16)

	Troy Dayton	7 RICs	$724.83 million

	Mark Adelmann	1 PIV	$67.17 million

	Derek Anguilm	322 other accounts(e)	$829.00 million

	Lisa Ramirez

	Donald Smith:

	Donald G. Smith	2 RICs 1 PIV	$1.01 billion $21.0 million	1 RIC ($790 M); 1 other account	None	(7)	(17)

	Richard L. Greenberg	36 other accounts	$2.39 billion	($68 M)

	Turner:

	David Kovacs	4 RICs 6 PIVs 4 other accounts	$180.0 million $100.0 million $40.0 million	1 PIV ($6 M)	None	(8)	(18)

	River Road:

	James C. Shircliff	4 RICs	$1.10 billion	None	None	(9)	(19)

	Henry W. Sanders	12 PIVs 106 other accounts	$1.18 billion $1.45 billion

	R. Andrew Beck	3 RICs 3 PIVs 75 other accounts	$785.70 million $98.10 million $1.34 billion

S&P 500 Index	Alfred F. Alley III	8 RICs 4 other accounts	$8.30 billion $0.11 million	2 RICs ($175.59 M)	None	(1)	(10)

Select Large-Cap Value	Neil T. Eigen	5 RICs 1 PIV 70 other accounts(d)	$1.09 billion $165.58 million $3.02 billion	None	None	(1)	(12)

	Richard S. Rosen	5 RICs 1 PIV 66 other accounts(d)	$1.09 billion $165.58 million $2.97 billion

Select Smaller-Cap Value	Neil T. Eigen	5 RICs 1 PIV 70 other accounts(d)	$1.03 billion $165.58 million $3.02 billion	None	None	(1)	(12)

	Richard S. Rosen	5 RICs 1 PIV 66 other accounts(d)	$1.03 billion $165.58 million $2.97 billion

Seligman Global Technology	Paul Wick	6 RICs 5 PIVs 5 other accounts	$5.15 billion $2.04 billion $299.97 million	None	None	(1)	(20)

	Richard Parower	5 RICs 5 PIVs 10 other accounts	$4.85 billion $1.82 billion $347.38 million

	Ajay Diwan	4 RICs 5 PIVs 10 other accounts	$5.02 billion $2.04 billion $430.24 million

	Benjamin Lu	2 RICs 2 PIVs 1 other account	$606.75 million $25.64 million $0.001 million

Short Duration U.S. Government	Leonard A. Aplet	4 RICs 3 PIVs 39 other accounts(d)	$5.12 billion $519.42 million $3.21 billion	None	None	(1)	(10)

	Gregory S. Liechty	3 RICs 14 other accounts	$3.38 billion $42.25 million	None

	Ronald B. Stahl	3 RICs 11 other accounts	$3.38 billion $630.72 million	None

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d)	Reflects each wrap program sponsor as a single client, rather than counting each participant in the program as a separate client.

(e)	Primarily managed money/wrap accounts.

(f)	Neither Christopher Davis nor Kenneth Feinberg own any shares of Davis New York Venture Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.

(h)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2010.

Potential Conflicts of Interest

(1)	Columbia Management: Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(2)	Threadneedle: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager’s responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3)	Davis: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

• The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

• With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

• Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4)	GSAM: GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM and the Portfolio have adopted policies limiting the circumstances under which cross-trades may be affected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

For more information about conflicts of interests that may arise in connection with the portfolio managers’ management of the Portfolio’s investments and the investments of other accounts, see Part II of GSAM’s ADV.

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April 29, 2011

(5)	BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(6)	Denver: Denver Investment Advisors LLC (“Denver Investments”) has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation. While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investments believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.

(7)	Donald Smith: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no brokerage or investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8)	Turner: As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

(9)	River Road: Portfolio managers at River Road Asset Management (River Road) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, River Road monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics.

River Road has a fiduciary responsibility to all of the clients for which it manages accounts. River Road seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. River Road has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

(10)	Columbia Management: As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of

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his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(11)	Davis: Kenneth Feinberg’s compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis’s annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(12)	Columbia Management: Portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

Exceptions to this general compensation approach exist for certain teams and individuals.

(13)	Threadneedle: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan (“EIP”) linked to measures of Threadneedle’s corporate success. Threadneedle believes this encourages longevity of service.

The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

The split of the profit share focuses on three key areas of success:

•	Performance of own funds and research recommendations,

•	Performance of all portfolios in the individual’s team,

•	Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

Consideration of the individual’s general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

•	Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

•	Intra-team discussion, stock research and investment insights,

•	Marketing support, including written material and presentations.

It is important to appreciate that in order to maximize an individual’s rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to

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the team and wider investment department. This structure is closely aligned with the Threadneedle’s investment principles of sharing ideas and effective communication.

(14)	GSAM: Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmarks for these Funds are: Russell Mid Cap Value Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation: In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

(15)	BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semiannually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a longer-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

(16)	Denver: Denver Investments is a limited liability company with “members” or “partners” as the owners of the firm. The compensation structure for partners versus employees differs such that a separate description of portfolio managers’ compensation is required for those portfolio managers who are partners and those who are not partners.

As a portfolio manager and partner of Denver Investments, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. Additionally, the management committee of Denver Investments may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool include the following factors: investment performance, growth of assets, profitability and intangibles. There is a composite of similarly managed accounts for each investment style at Denver Investments, and the Fund is included in the appropriate composite. The performance criteria emphasizes pre-tax long-term (3-5 year when available) results of the composites compared to the applicable benchmark index and peer group data, rather than any specific Fund or account result.

Non-partner portfolio manager compensation consists of a base salary, discretionary firm profit sharing and predetermined potential bonus. A portion of the bonus is determined by the overall pre-tax performance of the investment management accounts managed by the non-partner portfolio manager (including the Fund) in comparison to the applicable benchmark index and peer group data in the same manner as described above for partners. The remaining portion of the bonus is subjective, based primarily on the portfolio manager’s contributions to the investment process, stock selection and teamwork.

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April 29, 2011

Both partner and non-partner portfolio managers can also participate in Denver Investments’ defined contribution retirement plan, which includes normal matching provisions and a discretionary contribution in accordance with applicable tax regulations.

(17)	Donald Smith: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm’s profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(18)	Turner: Investment professionals are compensated for superior investment results, not the level of assets in a strategy. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual’s level of experience. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. A portion of investment professional bonus compensation is linked to a subjective teamwork and peer assessment. Finally, all of our investment professionals and traders are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies. Robert E. Turner, CFA, chairman and chief investment officer, and David Kovacs, CFA, chief investment officer, quantitative strategies, are responsible for setting base salaries, bonus targets, and making all subjective judgments related to the compensation for Turner’s Quantitative Equity Team members.

(19)	River Road: River Road’s portfolio managers currently receive an annual fixed base salary. Additionally, for non-contractual portfolio managers, there is potential incentive compensation up to a pre-determined fixed rate. The incentive compensation is primarily based on the composite portfolio performance relative to the relevant peer group and/or benchmark indices over a 1-, 3-, and 5-year period, with the longer term periods receiving greater emphasis. Additional incentive consideration may be awarded for professional development and contribution to the organization’s broader performance metrics. For portfolio managers with longer-term employment agreements (contractual arrangements), incentive compensation has been contractually determined at a fixed percentage of their base salary. R. Andrew Beck, James C. Shircliff, and Henry W. Sanders are contractual portfolio managers.

(20)	Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Columbia Management portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, Columbia Management portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

ADMINISTRATIVE SERVICES

For funds other than Core Equity
Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Columbia Management. Under this agreement, the fund pays Columbia Management for providing administration and accounting services. The fees are calculated as follows:

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April 29, 2011

Table 16. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
		$500,000,001 –	$1,000,000,001 –	$3,000,000,001 –
Fund	$0 – 500,000,000	1,000,000,000	3,000,000,000	12,000,000,000	$12,000,000,001 +

Emerging Markets Opportunity	0.080%	0.075%	0.070%	0.060%	0.050%
Global Bond
International Opportunity
Partners Small Cap Value
Select Smaller-Cap Value
Seligman Global Technology

Diversified Bond	0.070%	0.065%	0.060%	0.050%	0.040%
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government

Balanced	0.060%	0.055%	0.050%	0.040%	0.030%
Cash Management
Davis New York Venture
Diversified Equity Income
Dynamic Equity
Goldman Sachs Mid Cap Value
Large Cap Growth
Select Large-Cap Value
Mid Cap Growth Opportunity
Mid Cap Value Opportunity

S&P 500	0.100%	0.100%	0.100%	0.100%	0.100%

Prior to Jan. 1, 2011, the funds’ Administrative Services Agreement was with Ameriprise Financial. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund’s net assets as of the last day of the most recent fiscal period.

Table 17. Administrative Fees

				Daily rate
	Administrative Services Fees Paid In			applied to
Fund	2010	2009	2008	fund assets

Balanced	$552,751	$551,091	$742,180	0.058%

Cash Management	514,572	729,115	819,350	0.058

Davis New York Venture	892,861	755,897	502,656	0.055

Diversified Bond	2,730,158	2,887,639	2,732,326	0.060

Diversified Equity Income	1,686,479	1,635,524	1,768,738	0.052

Dynamic Equity	738,432	710,424	1,177,281	0.055

Emerging Markets Opportunity	723,873	628,632	657,275	0.077

Global Bond	1,204,105	1,126,031	1,101,169	0.075

Global Inflation Protected Securities	1,514,683	1,015,022	658,123	0.063

Goldman Sachs Mid Cap Value	284,306	7,258	11,240	0.058

High Yield Bond	475,981	446,540	546,559	0.069

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April 29, 2011

					Daily rate
	Administrative Services Fees Paid In				applied to
Fund	2010	2009		2008	fund assets

Income Opportunities	$961,449	$868,564		$546,859	0.067%

International Opportunity	411,095	409,567		674,285	0.080

Large Cap Growth	136,482	150,307		270,442	0.060

Mid Cap Growth Opportunity	227,768	191,947		259,156	0.060

Mid Cap Value Opportunity	317,145	141,875		191,902	0.058

Partners Small Cap Value	1,013,654	816,185		793,172	0.075

S&P 500 Index	126,336	117,325		173,568	0.060

Select Large-Cap Value	13,204	7,010		9,071	0.060

Select Smaller-Cap Value	63,968	55,059		89,242	0.080

Seligman Global Technology	4,502	2,902	(a)	N/A	0.080

Short Duration U.S. Government	572,107	354,233		347,387	0.067

(a)	Prior to May 11, 2009, the fund did not pay an administrative services fee.

TRANSFER AGENCY SERVICES

For funds other than Core Equity
Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing agreement with Columbia Management Investment Services Corp. (the “transfer agent”) (formerly known as RiverSource Service Corporation) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund’s shares. Under the agreement, the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”) (formerly known as RiverSource Fund Distributors, Inc.), 225 Franklin Street, Boston, MA 02110, an indirect wholly-owned subsidiary of Columbia Management, is the funds’ principal underwriter and distributor. Prior to May 2009, RiverSource Distributors, Inc. served as the funds’ principal underwriter and distributor. Each fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

For funds other than Core Equity
To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. The Plan is a reimbursement plan whereby the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% on Class 2 shares and 0.125% on Class 3 shares. These fees are not applicable to Class 1 shares of the fund’s average daily net assets.

The distribution and/or shareholder service fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or

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April 29, 2011

servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

Table 18. 12b-1 Fees

Fund	Class 2	Class 3

Balanced	N/A	$1,200,068

Cash Management	$2,494	966,813

Davis New York Venture	252	1,072,169

Diversified Bond	2,082	4,189,486

Diversified Equity Income	452	3,033,169

Dynamic Equity	24	1,658,613

Emerging Markets Opportunity	819	827,804

Global Bond	824	1,253,628

Global Inflation Protected Securities	545	1,453,265

Goldman Sachs Mid Cap Value	236	17,667

High Yield Bond	936	866,816

Income Opportunities	417	1,190,840

International Opportunity	228	643,936

Large Cap Growth	140	284,273

Mid Cap Growth Opportunity	60	474,499

Mid Cap Value Opportunity	146	219,034

Partners Small Cap Value	183	888,705

S&P 500 Index	N/A	263,208

Select Large-Cap Value	85	27,463

Select Smaller-Cap Value	64	99,915

Seligman Global Technology	4,454	N/A

Short Duration U.S. Government	1,301	588,456

PAYMENTS TO FINANCIAL INTERMEDIARIES

Additional Financial Intermediary Payments
Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. For purposes of this section the term “financial intermediary” includes any insurance company, broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution, including Ameriprise Financial and its affiliates, having a selling, services or any similar agreement with the distributor and other Ameriprise Financial affiliates.

The distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the funds, the nature and

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April 29, 2011

scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the funds.

These additional payments by the distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a fund will receive as proceeds from such sales or the distribution fees and expenses paid by the fund as shown under the heading Fees and Expenses of the Fund in the fund’s prospectuses.

Marketing Support Payments
The distributor and the investment manager may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Fund Family (Funds), including, but not limited to, business planning assistance, educating financial intermediary personnel about the funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Funds distributed by the distributor attributable to that financial intermediary, gross sales of the Funds distributed by the distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the funds attributable to that intermediary. The distributor and the investment manager may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries, including affiliates of Bank of America Corporation. Such increased payments to a financial intermediary may enable the financial intermediary to offset credits that it may provide to customers.

As of the date of this SAI, the distributor and/or the investment manager had agreed to make marketing support payments with respect to the funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the funds from the distributor and/or other Ameriprise Financial Affiliates

•	AIG Sunameica Life Assurance Company

•	American United Life

•	Allianz Life Insurance Company of America and Allianz Life Insurance Company of NY

•	Equitrust Life Insurance

•	First Great West Life & Annuity Insurance Company

•	Guardian Life Insurance Company of America

•	Hartford Life Insurance Company

•	ING USA Annuity and Life Insurance Company

•	Jefferson National Life Insurance Company

•	Liberty Life Assurance Company

•	Merrill Lynch Life Insurance Company

•	Monumental Life Insurance

•	National Integrity Life Insurance Company

•	Security Benefit Life

•	Sunlife Financial

•	Symetra Life Insurance Company

•	Transamerica Advisors Life Insurance Company of New York

•	The Union Central Life Insurance Company

The distributor and/or the investment manager may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments
From time to time, the distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the distributor may include financial assistance to financial intermediaries that enable the distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The distributor makes payments for entertainment events it deems appropriate, subject to the distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a conflict of interest or financial incentive for recommending a particular fund or a particular share class over other funds or share classes. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the distributor and the investment manager, and the products they offer, including the funds.

CUSTODIAN SERVICES

The fund’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan in other financial institutions as permitted by law and by the fund’s custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund’s assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Table 19. Fund History Table

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***

Columbia Funds Series Trust II(14),(15)	1/27/06		Business Trust	MA	4/30

Columbia 120/20 Contrarian Equity Fund		10/18/07			4/30	Yes

Columbia Absolute Return Currency and Income Fund		6/15/06			10/31	Yes

Columbia AMT-Free Tax-Exempt Bond Fund(19)		11/24/76			11/30	Yes

Columbia Asia Pacific ex-Japan Fund(19)		7/15/09			10/31	Yes

Columbia Diversified Bond Fund(3)		10/3/74			8/31	Yes

Columbia Diversified Equity Income Fund		10/15/90			9/30	Yes

Columbia Dividend Opportunity Fund(8)		8/1/88			6/30	Yes

Columbia Emerging Markets Bond Fund		2/16/06			10/31	No

Columbia Emerging Markets Opportunity Fund(5),(11),(19)		11/13/96			10/31	Yes

Columbia Equity Value Fund		5/14/84			3/31	Yes

Columbia European Equity Fund(5),(11)		6/26/00			10/31	Yes

Columbia Floating Rate Fund		2/16/06			7/31	Yes

Columbia Frontier Fund		12/10/84			10/31	Yes

Columbia Global Bond Fund		3/20/89			10/31	No

Columbia Global Equity Fund(5),(6),(11)		5/29/90			10/31	Yes

Columbia Global Extended Alpha Fund		8/1/08			10/31	Yes

Columbia Government Money Market Fund(17)		1/31/77			12/31	Yes

Columbia High Yield Bond Fund(3)		12/8/83			5/31	Yes

Columbia Income Builder Fund(19)		2/16/06			1/31(7)	Yes

Columbia Income Opportunities Fund		6/19/03			7/31	Yes

Columbia Inflation Protected Securities Fund		3/4/04			7/31	No

Columbia Large Core Quantitative Fund(4),(19)		4/24/03			7/31	Yes

Columbia Large Growth Quantitative Fund(19)		5/17/07			9/30	Yes

Columbia Large Value Quantitative Fund(19)		8/1/08			9/30	Yes

Columbia Limited Duration Credit Fund(19)		6/19/03			7/31	Yes

Columbia Marsico Flexible Capital Fund		9/28/10			8//31	No

Columbia Mid Cap Growth Opportunity Fund(4),(19)		6/4/57			11/30	Yes

Columbia Mid Cap Value Opportunity Fund(19)		2/14/02			9/30	Yes

Columbia Minnesota Tax-Exempt Fund		8/18/86			8/31(10)	No

Columbia Money Market Fund(19)		10/6/75			7/31	Yes

Columbia Multi-Advisor International Value Fund(11),(19)		9/28/01			10/31	Yes

Columbia Multi-Advisor Small Cap Value Fund(11),(19)		6/18/01			5/31	Yes

Columbia Portfolio Builder Aggressive Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Conservative Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Aggressive Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Conservative Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Fund		3/4/04			1/31	Yes

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***

Columbia Recovery and Infrastructure Fund		2/19/09			4/30	No

Columbia Retirement Plus 2010 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2015 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2020 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2025 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2030 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2035 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2040 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2045 Fund		5/18/06			4/30	Yes

Columbia Select Large-Cap Value Fund(19)		4/25/97			12/31	Yes

Columbia Select Smaller-Cap Value Fund(19)		4/25/97			12/31	Yes

Columbia Seligman Communications and Information Fund(19)		6/23/83			12/31	Yes

Columbia Seligman Global Technology Fund(19)		5/23/94			10/31	Yes

Columbia Short-Term Cash Fund		9/26/06			7/31	Yes

Columbia Strategic Allocation Fund(4)		1/23/85			9/30	Yes

Columbia U.S. Government Mortgage Fund		2/14/02			5/31	Yes

Columbia Funds Variable Series Trust II(12)	9/11/07		Business Trust	MA	12/31

Columbia Variable Portfolio — Balanced Fund(4)		4/30/86				Yes

Columbia Variable Portfolio — Cash Management Fund		10/31/81				Yes

Columbia Variable Portfolio — Core Equity Fund		9/10/04				Yes

Columbia Variable Portfolio — Diversified Bond Fund(3)		10/13/81				Yes

Columbia Variable Portfolio — Diversified Equity Income Fund		9/15/99				Yes

Columbia Variable Portfolio — Dynamic Equity Fund(5),(16)		10/13/81				Yes

Columbia Variable Portfolio — Emerging Markets Opportunity Fund(4),(5),(11), (20)		5/1/00				Yes

Columbia Variable Portfolio — Global Bond Fund		5/1/96				No

Columbia Variable Portfolio — Global Inflation Protected Securities Fund(13)		9/13/04				No

Columbia Variable Portfolio — High Yield Bond Fund(3)		5/1/96				Yes

Columbia Variable Portfolio — Income Opportunities Fund		6/1/04				Yes

Columbia Variable Portfolio — International Opportunity Fund(4),(5),(11)		1/13/92				Yes

Columbia Variable Portfolio — Large Cap Growth Fund(16), (20)		9/15/99				Yes

Columbia Variable Portfolio — Limited Duration Credit Fund(20)		5/7/10				Yes

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund(4), (20)		5/1/01				Yes

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund(20)		5/2/05				Yes

Columbia Variable Portfolio — S&P 500 Index Fund		5/1/00				Yes

Columbia Variable Portfolio — Seligman Global Technology Fund(20)		5/1/96				Yes

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***

Columbia Variable Portfolio — Short Duration U.S. Government Fund(3)		9/15/99				Yes

Columbia Variable Portfolio — Select Large-Cap Value Fund(16), (20)		02/4/04				Yes

Columbia Variable Portfolio — Select Smaller-Cap Value Fund(16), (20)		9/15/99				Yes

Variable Portfolio — Aggressive Portfolio		5/7/10				Yes

Variable Portfolio — AllianceBernstein International Value Fund		5/7/10				Yes

Variable Portfolio — American Century Diversified Bond Fund		5/7/10				Yes

Variable Portfolio — American Century Growth Fund		5/7/10				Yes

Variable Portfolio — Columbia Wanger International Equities Fund		5/7/10				Yes

Variable Portfolio — Columbia Wanger U.S. Equities Fund		5/7/10				Yes

Variable Portfolio — Conservative Portfolio		5/7/10				Yes

Variable Portfolio — Davis New York Venture Fund(11), (18)		5/1/06				Yes

Variable Portfolio — Eaton Vance Floating-Rate Income Fund		5/7/10				Yes

Variable Portfolio — Goldman Sachs Mid Cap Value Fund(11), (18)		2/4/04				Yes

Variable Portfolio — Invesco International Growth Fund		5/7/10				Yes

Variable Portfolio — J.P. Morgan Core Bond Fund		5/7/10				Yes

Variable Portfolio — Jennison Mid Cap Growth Fund		5/7/10				Yes

Variable Portfolio — Marsico Growth Fund		5/7/10				Yes

Variable Portfolio — MFS Value Fund		5/7/10				Yes

Variable Portfolio — Moderate Portfolio		5/7/10				Yes

Variable Portfolio — Moderately Aggressive Portfolio		5/7/10				Yes

Variable Portfolio — Moderately Conservative Portfolio		5/7/10				Yes

Variable Portfolio — Mondrian International Small Cap Fund		5/7/10				Yes

Variable Portfolio — Morgan Stanley Global Real Estate Fund		5/7/10				No

Variable Portfolio — NFJ Dividend Value Fund		5/7/10				Yes

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund		5/7/10				Yes

Variable Portfolio — Partners Small Cap Growth Fund		5/7/10				Yes

Variable Portfolio — Partners Small Cap Value Fund(11), (18)		8/14/01				Yes

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund		5/7/10				Yes

Variable Portfolio — Pyramis International Equity Fund		5/7/10				Yes

Variable Portfolio — Wells Fargo Short Duration Government Fund		5/7/10				Yes

RiverSource California Tax-Exempt Trust	4/7/86		Business Trust	MA	8/31(10)

RiverSource California Tax-Exempt Fund		8/18/86				No

RiverSource Dimensions Series, Inc.	2/20/68, 4/8/86(1)		Corporation	NV/MN	7/31

RiverSource Disciplined Small and Mid Cap Equity Fund		5/18/06				Yes

RiverSource Disciplined Small Cap Value Fund		2/16/06				Yes

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***

RiverSource Global Series, Inc.	10/28/88		Corporation	MN	10/31

Threadneedle Global Equity Income Fund		8/1/08				Yes

RiverSource Government Income Series, Inc.	3/12/85		Corporation	MN	5/31

RiverSource Short Duration U.S. Government Fund(3)		8/19/85				Yes

RiverSource International Managers Series, Inc.(2)	5/9/01		Corporation	MN	10/31

RiverSource Partners International Select Growth Fund(11)		9/28/01			10/31	Yes

RiverSource Partners International Small Cap Fund(11)		10/3/02			10/31	Yes

RiverSource Market Advantage Series, Inc.	8/25/89		Corporation	MN	1/31

Columbia Portfolio Builder Total Equity Fund		3/4/04				Yes

RiverSource S&P 500 Index Fund		10/25/99				Yes

RiverSource Small Company Index Fund		8/19/96				Yes

RiverSource Selected Series, Inc.	10/5/84		Corporation	MN	3/31

RiverSource Precious Metals and Mining Fund(9)		4/22/85			3/31	No

RiverSource Special Tax-Exempt Series Trust	4/7/86		Business Trust	MA	8/31(10)

RiverSource New York Tax-Exempt Fund		8/18/86				No

RiverSource Strategic Allocation Series, Inc.(2)	10/9/84		Corporation	MN	9/30

RiverSource Strategic Income Allocation Fund		5/17/07				Yes

RiverSource Tax-Exempt Income Series, Inc.(2)	12/21/78; 4/8/86(1)		Corporation	NV/MN	11/30

RiverSource Tax-Exempt High Income Fund(4)		5/7/79				Yes

RiverSource Tax-Exempt Series, Inc.	9/30/76, 4/8/86(1)		Corporation	NV/MN	11/30

RiverSource Intermediate Tax-Exempt Fund		11/13/96				Yes

Seligman Municipal Fund Series, Inc.	8/8/83		Corporation	MD	9/30

Seligman National Municipal Class		12/31/83				Yes

Seligman New York Municipal Class		1/3/84				No

Seligman Municipal Series Trust	7/25/84		Business Trust	MA	9/30

Seligman California Municipal High-Yield Series		11/20/84				No

Seligman California Municipal Quality Series		11/20/84				No

*	Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010 and April 29, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.

**	Unless otherwise noted, each fund within the registrant has the same fiscal year end as that noted for the registrant.

***	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

(1)	Date merged into a Minnesota corporation incorporated on April 8, 1986.

(2)	Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

(3)	Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio – Bond Fund changed its name to Variable Portfolio – Diversified Bond Fund, Variable Portfolio – Extra Income Fund changed its name to Variable Portfolio – High Yield Bond Fund and Variable Portfolio – Federal Income Fund changed its name to Variable Portfolio – Short Duration U.S. Government Fund.

(4)	Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, and Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund. Variable Portfolio – Equity Select Fund changed its name to Variable Portfolio – Mid Cap Growth Fund, Variable Portfolio – Threadneedle Emerging Markets Fund changed its name to Variable Portfolio – Emerging

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Markets Fund, Variable Portfolio – Threadneedle International Fund changed its name to Variable Portfolio – International Opportunity Fund, and Variable Portfolio – Managed Fund changed its name to Variable Portfolio – Balanced Fund.

(5)	Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, Variable Portfolio – Capital Resource Fund changed its name to Variable Portfolio – Large Cap Equity Fund, Variable Portfolio – Emerging Markets Fund changed its name to Variable Portfolio – Threadneedle Emerging Markets Fund and Variable Portfolio – International Fund changed its name to Variable Portfolio – Threadneedle International Fund.

(6)	Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(7)	Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

(8)	Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

(9)	Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

(10)	Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

(11)	Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio – Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio – Fundamental Value Fund; RiverSource Variable Portfolio – Select Value Fund changed its name to RiverSource Partners Variable Portfolio – Select Value Fund; and RiverSource Variable Portfolio – Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio – Small Cap Value Fund.

(12)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations. RiverSource Variable Series Trust changed its name to Columbia Funds Variable Series Trust II effective April 25, 2011.

(13)	Effective June 8, 2005, Variable Portfolio – Inflation Protected Securities Fund changed its name to Variable Portfolio – Global Inflation Protected Securities Fund.

(14)	Prior to March 7, 2011, Columbia Funds Series Trust II was known as RiverSource Series Trust. Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

(15)	Prior to March 7, 2011, certain of the funds were organized as series under various Minnesota and Maryland corporations.

(16)	Effective May 1, 2009, RiverSource Variable Portfolio – Growth Fund changed its name to Seligman Variable Portfolio – Growth Fund, RiverSource Variable Portfolio – Large Cap Equity Fund changed its name to RiverSource Variable Portfolio – Dynamic Equity Fund, RiverSource Variable Portfolio – Large Cap Value Fund changed its name to Seligman Variable Portfolio – Larger-Cap Value Fund, and RiverSource Variable Portfolio – Small Cap Advantage Fund changed its name to Seligman Variable Portfolio – Smaller-Cap Value Fund.

(17)	Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.

(18)	Effective May 1, 2010, RiverSource Partners Variable Portfolio – Fundamental Value Fund changed its name to Variable Portfolio – Davis New York Venture Fund; RiverSource Partners Variable Portfolio – Select Value Fund changed its name to Variable Portfolio – Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio – Small Cap Value Fund changed its name to Variable Portfolio – Partners Small Cap Value Fund.

(19)	Effective Sept. 27, 2010, RiverSource Limited Duration Bond Fund changed its name to Columbia Limited Duration Credit Fund; RiverSource Mid Cap Growth Fund changed its name to Columbia Mid Cap Growth Opportunity Fund; Threadneedle Emerging Markets Fund changed its name to Columbia Emerging Markets Opportunity Fund; RiverSource Income Builder Basic Income Fund changed its name to Columbia Income Builder Fund; RiverSource Partners International Select Value Fund changed its name to Columbia Multi-Advisor International Value Fund; Threadneedle Asia Pacific Fund changed its name to Columbia Asia Pacific ex-Japan Fund; RiverSource Disciplined Large Cap Growth Fund changed its name to Columbia Large Growth Quantitative Fund; RiverSource Disciplined Large Cap Value Fund changed its name to Columbia Large Value Quantitative Fund; RiverSource Mid Cap Value Fund changed its name to Columbia Mid Cap Value Opportunity Fund; RiverSource Disciplined Equity Fund changed its name to Columbia Large Core Quantitative Fund; RiverSource Partners Small Cap Value Fund changed its name to Columbia Multi-Advisor Small Cap Value Fund; RiverSource Cash Management Fund changed its name to Columbia Money Market Fund; RiverSource Tax-Exempt Bond Fund changed its name to Columbia AMT-Free Tax-Exempt Bond Fund; Seligman Communications and Information Fund, Inc. changed its name to Columbia Seligman Communications and Information Fund, Inc.; Seligman Global Technology Fund changed its name to Columbia Seligman Global Technology Fund; Seligman Large-Cap Value Fund changed its name to Columbia Select Large-Cap Value Fund; and Seligman Smaller-Cap Value Fund changed its name to Columbia Select Smaller-Cap Value Fund.

(20)	Effective May 2, 2011, Seligman Variable Portfolio – Growth Fund changed its name to Columbia Variable Portfolio – Large Cap Growth Fund; Seligman Variable Portfolio – Smaller Cap Value Fund changed its name to Columbia Variable Portfolio – Select Smaller-Cap Value Fund; Threadneedle Variable Portfolio – Emerging Markets Fund changed its name to Columbia Variable Portfolio – Emerging Markets Opportunity Fund; RiverSource Variable Portfolio – Mid Cap Growth Fund changed its name to Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund; Seligman Variable Portfolio – Larger Cap Value Fund changed its name to Columbia Variable Portfolio – Select Large-Cap Value Fund; RiverSource Variable Portfolio – Limited Duration Bond Fund changed its name to Columbia Variable Portfolio – Limited Duration Credit Fund; RiverSource Variable Portfolio – Mid Cap Value Fund changed its name to Columbia Variable Portfolio – Mid Cap Value Opportunity Fund; and Seligman Global Technology Portfolio changed its name to Columbia Variable Portfolio – Seligman Global Technology Fund.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Board Members and Officers

Shareholders elect a Board that oversees a fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund’s Board members. Each Board member oversees 125 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Table 20. Board Members

Independent Board Members

Other
	Position held		present or past
	with funds and	Principal occupation	directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships

Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Audit, Board Governance, Compliance Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 11/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Audit, Investment Review

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 11/7/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Audit, Investment Review

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/7/08	Counsel, Lewis & Munday, P.C. since 1987; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Forester Biotech	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Executive, Investment Review

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Board Member Affiliated with the Investment Manager*

Other
	Position held		present or past
	with funds and	Principal occupation	directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	Memberships

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of Columbia Management or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds’ other officers are:

Table 21. Fund Officers

	Position held with funds and	Principal occupation
Name, address, age	length of service	during past five years

J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President and Principal Executive Officer since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

	Position held with funds and	Principal occupation
Name, address, age	length of service	during past five years

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President – Asset Management and Trust Company Services, 2006-2009 and Vice President – Operations and Compliance, 2004-2006); Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer and Chief Financial Officer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President since 4/14/11 and Chief Legal Officer since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004; Secretary of Legacy RiverSource Funds December 2006 to April 2011

Mike Jones 225 Franklin Street Boston, MN 02110 Age 52	Senior Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/1/10	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda J. Wondrack One Financial Center Boston, MA 02111 Age 46	Senior Vice President since 4/14/11 and Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/14/11	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

	Position held with funds and	Principal occupation
Name, address, age	length of service	during past five years

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/14/11	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds since January 2007

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/14/11 and Assistant Treasurer since 1/4/99	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, Feb. 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/14/11	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/14/11 and Assistant Secretary since 11/11/08	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/14/11 and Assistant Secretary since 5/1/10	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America from June 2005 to April 2010

Responsibilities of Board with respect to fund management
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 20.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND - 2010
		For Profit;	Non-Profit;					Audit
		CIO/CFO;	Government;		Legal;			Committee;
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Financial Expert

Blatz	MN		X		X	X

Carlton	NY			X	X			X

Flynn	MA						X

Lewis	MN		X				X

Maher	CT	X		X				X

Paglia	NY	X		X				X

Richie	MI	X			X

Taunton-Rigby	MA	X		X				X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. The committee held 6 meetings during the last fiscal year.

Compliance Committee — Supports the funds’ maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds’ CCO to meet with Independent Directors on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

Distribution Committee — Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate. The committee did not hold any meetings during the fiscal year. Effective January 2011, the Distribution Committee was dissolved.

Executive Committee — Acts for the Board between meetings of the Board. The committee did not hold any meetings during the last fiscal year.

Investment Review Committee — Reviews and oversees the management of the funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 5 meetings during the last fiscal year.

Audit Committee — Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds’ financial statements and independent audits as well as the funds’ compliance with legal and regulatory requirements relating to the funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures. The committee held 8 meetings during the last fiscal year.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2010 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

Table 22. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2010:

	Aggregate Dollar Range of Equity Securities of All
Board Member	Funds Overseen by Board Member

Kathleen Blatz	Over $	100,000

Pamela G. Carlton	Over $	100,000

Patricia M. Flynn	Over $	100,000*

Stephen R. Lewis, Jr.	Over $	100,000*

John F. Maher	Over $	100,000*

Catherine James Paglia	Over $	100,000*

Leroy C. Richie	Over $	100,000

Alison Taunton-Rigby	Over $	100,000

William F. Truscott	Over $	100,000

*	Includes deferred compensation invested in share equivalents.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the Fund Family in the fiscal year ended Dec. 31, 2010.

Table 23. Board Member Compensation — All Funds

	Total Cash Compensation from Funds
Board Member(a)	Paid to Board Member

Kathleen Blatz	$201,227

Arne H. Carlson(c)	226,354

Pamela G. Carlton	196,227

Patricia M. Flynn	210,475	(b)

Anne P. Jones(d)	203,727

Jeffrey Laikind(e)	189,890	(b)

Stephen R. Lewis, Jr.	400,503	(b)

John F. Maher	210,000	(b)

Catherine James Paglia	203,727

Leroy C. Richie	198,727

Alison Taunton-Rigby	198,727

(a)	Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.

(b)	Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $110,000, $145,938, $86,000 and $210,000, respectively. Amount deferred by fund is set forth in Table 24. Additional information regarding the deferred compensation plan is described below.

(c)	Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(d)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

(e)	Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Directors, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Independent Directors.

Effective Jan. 1, 2011, Independent Directors will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. In 2010, the Board’s Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more Columbia, RiverSource, Seligman or Threadneedle funds in the fund family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Compensation from each fund. The following table shows the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2010.

Table 25. Board Member Compensation — Individual Funds

	Aggregate Compensation from Fund
											Taunton-
Fund	Blatz	Carlson(a)	Carlton	Flynn	Jones(b)	Laikind(c)	Lewis	Maher	Paglia	Richie	Rigby

Balanced – total	$2,252	$2,523	$2,195	$2,364	$2,284	$2,157	$4,482	$2,351	$2,284	$2,227	$2,227
Amount deferred	0	0	0	1,233	0	1,656	962	2,351	0	0	0

Cash Management – total	2,084	2,345	2,031	2,180	2,112	1,991	4,166	2,164	2,112	2,059	2,059
Amount deferred	0	0	0	1,136	0	1,529	892	2,164	0	0	0

Core Equity – total	423	474	412	444	429	404	841	442	429	418	418
Amount deferred	0	0	0	232	0	310	180	442	0	0	0

Davis New York Venture – total	4,039	4,478	3,939	4,276	4,108	3,953	7,958	4,265	4,108	4,008	4,008
Amount deferred	0	0	0	2,233	0	3,038	1,712	4,265	0	0	0

Diversified Bond – total	11,418	12,716	11,137	12,060	11,604	11,124	22,644	12,004	11,604	11,323	11,323
Amount deferred	0	0	0	6,292	0	8,544	4,864	12,004	0	0	0

Diversified Equity Income – total	7,906	8,808	7,706	8,338	8,034	7,638	15,669	8,282	8,034	7,833	7,833
Amount deferred	0	0	0	4,342	0	5,864	3,362	8,282	0	0	0

Dynamic Equity – total	3,104	3,474	3,025	3,260	3,149	2,965	6,170	3,242	3,149	3,070	3,070
Amount deferred	0	0	0	1,699	0	2,277	1,323	3,242	0	0	0

Emerging Markets Opportunity – total	2,168	2,430	2,113	2,274	2,198	2,056	4,310	2,262	2,198	2,143	2,143
Amount deferred	0	0	0	1,185	0	1,579	924	2,262	0	0	0

Global Bond – total	3,821	4,276	3,727	4,018	3,877	3,671	7,600	4,002	3,877	3,782	3,782
Amount deferred	0	0	0	2,097	0	2,820	1,632	4,002	0	0	0

Global Inflation Protected Securities – total	5,634	6,318	5,496	5,917	5,713	5,372	11,210	5,891	5,713	5,575	5,575
Amount deferred	0	0	0	3,087	0	4,126	2,405	5,891	0	0	0

Goldman Sachs Mid Cap Value – total	941	1,082	919	959	942	820	1,873	982	942	920	920
Amount deferred	0	0	0	511	0	634	405	982	0	0	0

High Yield Bond – total	1,634	1,833	1,593	1,714	1,657	1,564	3,258	1,705	1,657	1,616	1,616
Amount deferred	0	0	0	894	0	1,201	699	1,705	0	0	0

Income Opportunities – total	3,704	4,104	3,612	3,928	3,771	3,652	7,321	3,906	3,771	3,678	3,678
Amount deferred	0	0	0	2,047	0	2,804	1,573	3,906	0	0	0

International Opportunity – total	1,208	1,351	1,176	1,266	1,225	1,151	2,403	1,257	1,225	1,194	1,194
Amount deferred	0	0	0	659	0	884	515	1,257	0	0	0

Large Cap Growth – total	533	596	519	560	541	509	1,059	556	541	527	527
Amount deferred	0	0	0	292	0	391	227	556	0	0	0

Mid Cap Growth Opportunity – total	884	989	862	930	897	844	1,757	925	897	875	875
Amount deferred	0	0	0	485	0	648	377	925	0	0	0

Mid Cap Value Opportunity – total	1,128	1,284	1,100	1,164	1,136	1,009	2,258	1,165	1,136	1,108	1,108
Amount deferred	0	0	0	609	0	776	484	1,165	0	0	0

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

	Aggregate Compensation from Fund
											Taunton-
Fund	Blatz	Carlson(a)	Carlton	Flynn	Jones(b)	Laikind(c)	Lewis	Maher	Paglia	Richie	Rigby

Partners Small Cap Value – total	$3,140	$3,510	$3,063	$3,307	$3,186	$3,003	$6,222	$3,298	$3,186	$3,109	$3,109
Amount deferred	0	0	0	1,727	0	2,308	1,338	3,297	0	0	0

S&P 500 Index – total	493	551	480	518	500	471	979	515	500	487	487
Amount deferred	0	0	0	270	0	362	210	515	0	0	0

Select Large-Cap Value – total	49	55	47	51	49	45	97	51	49	48	48
Amount deferred	0	0	0	445	0	35	21	51	0	0	0

Select Smaller-Cap Value – total	186	208	181	195	188	177	369	194	189	184	184
Amount deferred	0	0	0	102	0	136	79	194	0	0	0

Seligman Global Technology – total	13	15	13	14	14	13	26	14	13	13	13
Amount deferred	0	0	0	7	0	10	6	14	0	0	0

Short Duration U. S. Government – total	1,837	2,098	1,791	1,903	1,854	1,668	3,703	1,887	1,854	1,808	1,808
Amount deferred	0	0	0	990	0	1,281	792	1,887	0	0	0

(a)	Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(b)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

(c)	Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Control Persons and Principal Holders of Securities

The investment manager and RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds, with the exception of Seligman Global Technology. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

For Seligman Global Technology, as of 30 days prior to the date of this SAI, the following owned 5% or more of any class of the fund’s shares:

	Percentage	Percent of Fund
Shareholder	of Class	(if greater than 25%)

Class 1
Great-West Life & Annuity FBO Trillium Variable Annuity Account, Greenwood Village, CO	75.37%	28.79%
Allianz Life, Minneapolis, MN	5.34%
Great-West Life & Annuity FBO Varifund Variable Annuity Account, Greenwood Village, CO	15.12%

Class 2
Guardian Insurance and Annuity B, Bethlehem, PA	33.50%
Guardian Insurance and Annuity L, Bethlehem, PA	22.45%
Jefferson National Life, Louisville, KY	9.35%
Great-West Life & Annuity, Greenwood Village, CO	7.76%
Ameritas Live Insurance Corp., Lincoln, NE	6.37%
Kansas City Life Insurance, Kansas City, MO	5.52%

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendant’s motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

THE FOLLOWING MATTER IS UNRELATED TO AMERIPRISE FINANCIAL OR COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC OR ITS AFFILIATES

On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed or GSAM-subadvised funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material affect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed or GSAM-subadvised funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser, subadviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

Independent Registered Public Accounting Firm

For all funds except Seligman Global Technology, financial statements contained in the funds’ Annual Report for the fiscal years ended Dec. 31, 2007 or later were audited by the independent registered public accounting firm, Ernst & Young LLP (E&Y), 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The financial statements for periods ended on or before Dec. 31, 2006 were audited by other auditors. For Seligman Global Technology, the financial statements for periods ended Dec. 31, 2009 or later were audited by E&Y, and financial statements for periods ended Dec. 31, 2008 and earlier were audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.

Columbia Variable Portfolio Funds – Statement of Additional Information –
April 29, 2011

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings
A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB− rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB− rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Columbia Variable Portfolio Funds – Statement of Additional Information – April 29, 2011

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings
Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings
Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Columbia Variable Portfolio Funds – Statement of Additional Information – April 29, 2011

Investment Grade
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade
BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Columbia Variable Portfolio Funds – Statement of Additional Information – April 29, 2011

Standard & Poor’s Muni Bond and Note Ratings
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Columbia Variable Portfolio Funds – Statement of Additional Information – April 29, 2011

Fitch’s Short-Term Ratings
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Columbia Variable Portfolio Funds – Statement of Additional Information – April 29, 2011

Appendix B

S&P 500 Index Fund

ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S-6466-20 AF (4/11)

Columbia Variable Portfolio Funds – Statement of Additional Information – April 29, 2011

STATEMENT OF ADDITIONAL INFORMATION
April 29, 2011

Columbia Funds Variable Series Trust II (formerly known as RiverSource Variable Series Trust)
Columbia Variable Portfolio — Limited Duration Credit Fund (formerly known as RiverSource Variable Portfolio — Limited Duration Bond Fund)
Variable Portfolio — AllianceBernstein International Value Fund
Variable Portfolio — American Century Diversified Bond Fund
Variable Portfolio — American Century Growth Fund
Variable Portfolio — Columbia Wanger International Equities Fund
Variable Portfolio — Columbia Wanger U.S. Equities Fund
Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Variable Portfolio — Invesco International Growth Fund
Variable Portfolio — J.P. Morgan Core Bond Fund
Variable Portfolio — Jennison Mid Cap Growth Fund
Variable Portfolio — Marsico Growth Fund
Variable Portfolio — MFS Value Fund
Variable Portfolio — Mondrian International Small Cap Fund
Variable Portfolio — Morgan Stanley Global Real Estate Fund
Variable Portfolio — NFJ Dividend Value Fund
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (formerly known as Variable Portfolio — UBS Large Cap Growth Fund)
Variable Portfolio — Partners Small Cap Growth Fund
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
Variable Portfolio — Pyramis® International Equity Fund
Variable Portfolio — Wells Fargo Short Duration Government Fund

Each fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the distributor).

This is the Statement of Additional Information (“SAI”) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI. Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Portfolio of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, or annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Crop., P.O. Box 8081, Boston, MA 02266-8081 or call 800.345.6611.

Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

Fundamental and Nonfundamental Investment Policies	p. 3
Investment Strategies and Types of Investments	p. 4
Information Regarding Risks and Investment Strategies	p. 5
Securities Transactions	p. 32
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 39
Valuing Fund Shares	p. 39
Portfolio Holdings Disclosure	p. 41
Proxy Voting	p. 43
Investing in a Fund	p. 45
Capital Loss Carryover	p. 46
Taxes	p. 47
Service Providers	p. 48
Organizational Information	p. 82
Board Members and Officers	p. 87
Control Persons and Principal Holders & Securities	p. 95
Information Regarding Pending and Settled Legal Proceedings	p. 95
Independent Registered Public Accounting Firm	p. 96
Appendix A: Description of Ratings	p. A-1

List of Tables

1.	Fund Fiscal Year Ends and Investment Categories	p. 2
2.	Investment Strategies and Types of Investments	p. 4
3.	Total Brokerage Commissions	p. 35
4.	Brokerage Directed for Research and Turnover Rates	p. 36
5.	Securities of Regular Broker Dealers	p. 37
6.	Valuing Fund Shares	p. 39
7.	Capital Loss Carryover	p. 46
8.	Investment Management Services Agreement Fee Schedule	p. 48
9.	Management Fees and Nonadvisory Expenses	p. 49
10.	Subadvisers and Subadvisory Agreement Fee Schedules	p. 50
11.	Subadvisory Fees	p. 52
12.	Portfolio Managers	p. 53
13.	Administrative Services Agreement Fee Schedule	p. 79
14.	Administrative Fees	p. 80
15.	12b-1 Fees	p. 81
16.	Fund History Table	p. 82
17.	Board Members	p. 87
18.	Fund Officers	p. 88
19.	Board Member Holdings — All Funds	p. 92
20.	Board Member Compensation — All Funds	p. 93
21.	Board Member Compensation — Individual Funds	p. 94

Statement of Additional Information – April 29, 2011	Page 1

Throughout this SAI, the funds are referred to as follows:

Columbia Variable Portfolio — Limited Duration Credit Fund (Limited Duration Credit)
Variable Portfolio — AllianceBernstein International Value Fund (AllianceBernstein International Value)
Variable Portfolio — American Century Diversified Bond Fund (American Century Diversified Bond)
Variable Portfolio — American Century Growth Fund (American Century Growth)
Variable Portfolio — Columbia Wanger International Equities Fund (Columbia Wanger International Equities)
Variable Portfolio — Columbia Wanger U.S. Equities Fund (Columbia Wanger U.S. Equities)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund (Eaton Vance Floating-Rate Income)
Variable Portfolio — Invesco International Growth Fund (Invesco International Growth)
Variable Portfolio — J.P. Morgan Core Bond Fund (J.P. Morgan Core Bond)
Variable Portfolio — Jennison Mid Cap Growth Fund (Jennison Mid Cap Growth)
Variable Portfolio — Marsico Growth Fund (Marsico Growth)
Variable Portfolio — MFS Value Fund (MFS Value)
Variable Portfolio — Mondrian International Small Cap Fund (Mondrian International Small Cap)
Variable Portfolio — Morgan Stanley Global Real Estate Fund (Morgan Stanley Global Real Estate)
Variable Portfolio — NFJ Dividend Value Fund (NFJ Dividend Value)
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (Nuveen Winslow Large Cap Growth)
Variable Portfolio — Partners Small Cap Growth Fund (Partners Small Cap Growth)
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund (PIMCO Mortgage-Backed Securities)
Variable Portfolio — Pyramis International Equity Fund (Pyramis International Equity)
Variable Portfolio — Wells Fargo Short Duration Government Fund (Wells Fargo Short Duration Government)

The table that follows lists each fund’s fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

Table 1. Fund Fiscal Year Ends and Investment Categories

Fund	Fiscal Year End	Fund Investment Category
AllianceBernstein International Value	December 31	Equity

American Century Diversified Bond	December 31	Fixed Income

American Century Growth	December 31	Equity

Columbia Wanger International Equities	December 31	Equity

Columbia Wanger U.S. Equities	December 31	Equity

Eaton Vance Floating-Rate Income	December 31	Fixed Income

Invesco International Growth	December 31	Equity

J.P. Morgan Core Bond	December 31	Fixed Income

Jennison Mid Cap Growth	December 31	Equity

Limited Duration Credit	December 31	Fixed Income

Marsico Growth	December 31	Equity

MFS Value	December 31	Equity

Mondrian International Small Cap	December 31	Equity

Morgan Stanley Global Real Estate	December 31	Equity

NFJ Dividend Value	December 31	Equity

Nuveen Winslow Large Cap Growth	December 31	Equity

Partners Small Cap Growth	December 31	Equity

PIMCO Mortgage-Backed Securities	December 31	Fixed Income

Pyramis International Equity	December 31	Equity

Wells Fargo Short Duration Government	December 31	Fixed Income

Statement of Additional Information – April 29, 2011	Page 2

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

•	The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

•	The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

•	The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

•	The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

•	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

•	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•	Except for Morgan Stanley Global Real Estate, the fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

•	Except for Morgan Stanley Global Real Estate, the fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Additionally for Morgan Stanley Global Real Estate:

•	The fund will not invest more than 25% of the market value of its total assets in the securities of issuers in any particular industry, except the fund will invest more than 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following are guidelines that may be changed by the Board at any time.

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

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Additionally, for all funds EXCEPT, AllianceBernstein International Value, Columbia Wanger International Equities, Invesco International Growth, Pyramis International Equity, Mondrian International Small Cap and Morgan Stanley Global Real Estate:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.*

* For Nuveen Winslow Large Cap Growth, the 20% limitation stated in the prospectus is an investment policy.

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 2. Investment Strategies and Types of Investments

Investment strategy	Equity	Fixed Income

Agency and government securities	•	•

Borrowing	•	•

Cash/money market instruments	•	•

Collateralized bond obligations	•	•

Commercial paper	•	•

Common stock	•	•

Convertible securities	•	•

Corporate bonds	•	•

Debt obligations	•	•

Depositary receipts	•	•

Derivative instruments	•	•

Exchange-traded funds	•	•

Floating rate loans	—	•

Foreign currency transactions	•	•

Foreign securities	•	•

Funding agreements	•	•

High yield debt securities (junk bonds)	•	•

Illiquid and restricted securities	•	•

Indexed securities	•	•

Inflation protected securities	•	•

Inverse floaters	—	•

Investment companies	•	•

Lending of portfolio securities	•	•

Loan participations	•	•

Mortgage- and asset-backed securities	•	•

Mortgage dollar rolls	A	•

Municipal obligations	•	•

Pay-in-kind securities	•	•

Preferred stock	•	•

Real estate investment trusts	•	•

Statement of Additional Information – April 29, 2011	Page 4

Investment strategy	Equity	Fixed Income

Repurchase agreements	•	•

Reverse repurchase agreements	•	•

Short sales	B	B

Sovereign debt	•	•

Structured investments	•	•

Swap agreements	•	•

Variable- or floating-rate securities	•	•

Warrants	•	•

When-issued securities and forward commitments	•	•

Zero-coupon and step-coupon securities	•	•

A	Morgan Stanley Global Real Estate is authorized to invest in mortgage dollar rolls.

B	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics applicable to the underlying funds and, where noted, applicable to the funds. Because the funds invest in the underlying funds, the funds will be subject to the same risks as the underlying funds in direct proportion to the allocation of the funds’ assets among the underlying funds. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. The funds and certain of the underlying funds are actively managed; performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Borrowing Risk. For the funds and underlying funds, to the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in

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situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Counterparty Risk. For the funds and certain of the underlying funds, counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Currency Risk. The performance of the fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Derivatives Risk. The funds and certain of the underlying funds may invest in derivatives. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may led to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

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Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

Derivatives Risk-Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk-Foreign Forward Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk-Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk-Forward Rate Agreements. The Fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including Counterparty Credit Risk, hedging risk and Interest Rate Risk.

Derivatives Risk-Futures Contracts. The Fund may enter into futures contracts, including currency, bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade

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outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk-Interest Rate Swaps. The Fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Derivatives Risk-Options. The Fund may enter into option transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. These transactions involve risk, including correlation risk, Counterparty Credit risk, hedging risk and Leverage Risk.

Derivatives Risk-Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Foreign Currency Risk. The fund’s exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund’s exposure to foreign currencies may reduce the returns of

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the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s portfolio managers upon their credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to

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experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the fund’s portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

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Non-Diversification Risk. The funds are diversified funds. Certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to the financial market or economical conditions or events affecting the particular issuer, geographic region, industry or sector. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

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U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. The fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities
The U.S. government, its agencies and instrumentalities, and government sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

*	On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

Borrowing
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

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Cash/Money Market Instruments
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the Columbia funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some

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convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the

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top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

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One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option

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matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforceability of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counterparty Risk, Derivatives Risk and Liquidity Risk.

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Exchange-Traded Funds
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies.

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Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Foreign Currency Transactions
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions

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occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

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Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and

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settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by

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the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

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Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

Inverse Floaters
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities
To generate additional income, a fund may lend up to 33%, or such lower percentage specified by the fund or investment manager of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent

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(or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the fund with respect to the management of such collateral. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The

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market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

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The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

One or more of the other risks described in this SAI may apply to REITs.

Repurchase Agreements
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund

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performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

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Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

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Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Variable- or Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these

Statement of Additional Information – April 29, 2011	Page 31

obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Distributors, Inc.) (principal underwriter and distributor of the funds) has a strict Code of Ethics that

Statement of Additional Information – April 29, 2011	Page 32

prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Statement of Additional Information – April 29, 2011	Page 33

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions
Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations
From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund’s, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams.

Statement of Additional Information – April 29, 2011	Page 34

Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid since inception of the funds. Substantially all firms through whom transactions were executed provide research services.

Table 3. Total Brokerage Commissions

Total Brokerage Commissions
Fund	2010(a)
AllianceBernstein International Value	$959,295

American Century Diversified Bond	0

American Century Growth	808,470

Columbia Wanger International Equities	462,532

Columbia Wanger U.S. Equities	368,674

Eaton Vance Floating-Rate Income	0

Invesco International Growth	1,053,921

J.P. Morgan Core Bond	0

Jennison Mid Cap Growth	645,345

Limited Duration Credit	39,903

Marsico Growth	887,207

MFS Value	872,473

Mondrian International Small Cap	176,309

Morgan Stanley Global Real Estate	290,950

NFJ Dividend Value	1,366,690

Nuveen Winslow Large Cap Growth	1,376,191

Partners Small Cap Growth	828,236

PIMCO Mortgage-Backed Securities	2,560

Pyramis International Equity	1,208,580

Wells Fargo Short Duration Government	0

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Statement of Additional Information – April 29, 2011	Page 35

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates since inception of the funds. High turnover rates may result in higher brokerage expenses and taxes.

Table 4. Brokerage Directed for Research and Turnover Rates

	Brokerage directed for research*
		Amount of
	Amount of	commissions
	transactions	imputed or paid	Turnover rates
Fund	2010(a)	2010(a)	2010(a)
AllianceBernstein International Value	147,867,629	72,667	29%

American Century Diversified Bond	0	0	66

American Century Growth	0	0	56

Columbia Wanger International Equities	3,731,369	2,868	20

Columbia Wanger U.S. Equities	32,991,487	38,880	17

Eaton Vance Floating-Rate Income	0	0	19

Invesco International Growth	112,239,669	168,786	17

J.P. Morgan Core Bond	0	0	78

Jennison Mid Cap Growth	67,694,448	50,339	25

Limited Duration Credit	0	0	16

Marsico Growth	695,214,191	607,703	44

MFS Value	300,430,978	207,738	13

Mondrian International Small Cap	0	0	15

Morgan Stanley Global Real Estate	366,008,448	160,285	14

NFJ Dividend Value	170,426,217	241,812	24

Nuveen Winslow Large Cap Growth	924,827,361	592,242	109

Partners Small Cap Growth	444,161,934	717,562	43

PIMCO Mortgage-Backed Securities	0	0	1,403

Pyramis International Equity	253,180,501	330,835	43

Wells Fargo Short Duration Government	0	0	360

*	Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Statement of Additional Information – April 29, 2011	Page 36

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealer or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

Table 5. Securities of Regular Brokers or Dealers

		Value of securities owned at
Fund	Issuer	the end of fiscal period(a)
AllianceBernstein International Value	None	N/A

American Century Diversified Bond	Citigroup, Inc.	$13,998,256

	Credit Suisse First Boston Corp.	7,002,546

	Goldman Sachs Group	13,212,605

	GS Mortgage Securities Corp. II	16,082,142

	Jefferies Group, Inc.	976,988

	JPMorgan Chase & Co.	19,830,571

	JPMorgan Chase Commercial Mortgage Securities	4,003,919

	JPMorgan Mortgage Trust	9,411,331

	LB-UBS Commercial Mortgage Trust	35,296,462

	Morgan Stanley	11,066,185

	Morgan Stanley ABS Capital I	3,105,707

	Morgan Stanley, Dean Witter Capital I	16,926,569

	PNC Bank NA	2,392,881

	PNC Funding Corp.	524,829

	PNC Mortgage Acceptance Corp.	908,038

American Century Growth	The Goldman Sachs Group, Inc.	10,087,246

	The Charles Schwab Corp.	8,151,272

Columbia Wanger International Equities	None	N/A

Columbia Wanger U.S. Equities	Eaton Vance Corp.	2,992,770

	Investment Technology Group, Inc.	883,980

Eaton Vance Floating-Rate Income	Nuveen Investments, Inc.	3,815,000

Invesco International Growth	None	N/A

J.P. Morgan Core Bond	Bear Stearns Adjustable Rate Mortgage Trust	437,353

	Bear Stearns Alt-A Trust	697,268

	The Charles Schwab Corp.	353,416

	Chase Mortgage Finance Corp.	3,208,988

	Chase Funding Mortgage Loan Asset-Backed Certificates	3,166,412

	Citigroup, Inc.	9,117,516

	Citigroup Commercial Mortgage Trust	1,259,959

	Citigroup Mortgage Loan Trust, Inc.	11,393,811

	Citigroup Mortgage Securities	2,146,142

	Credit Suisse	1,499,061

	Credit Suisse Mortgage Capital Certificates	8,962,628

	Credit Suisse First Boston Mortgage Securities Corp.	7,485,883

	The Goldman Sachs Group, Inc.	8,188,525

	Jefferies Group, Inc.	1,643,459

	JP Morgan Remeric	1,189,943

	LB-UBS Commercial Mortgage Trust	525,994

	Merrill Lynch & Co., Inc.	4,766,144

	Merrill Lynch Mortgage Trust	946,069

	Morgan Stanley	5,964,892

	Morgan Stanley Capital I	685,378

Statement of Additional Information – April 29, 2011	Page 37

		Value of securities owned at
Fund	Issuer	the end of fiscal period(a)
	Morgan Stanley Mortgage LoanTrust	$1,610,279

	Morgan Stanley Reremic Trust	2,660,901

	PNC Bank NA	1,143,059

	PNC Funding Corp.	2,051,810

Jennison Mid Cap Growth	Eaton Vance Corp.	13,095,576

Limited Duration Credit	Citigroup, Inc.	16,592,684

	The Goldman Sachs Group, Inc.	19,420,463

	JP Morgan Chase & Co.	28,849,861

	Morgan Stanley	19,138,386

Marsico Growth	Citigroup, Inc.	40,401,120

	The Goldman Sachs Group, Inc.	46,445,792

MFS Value	The Goldman Sachs Group, Inc.	48,588,318

	JPMorgan Chase & Co.	42,950,801

	PNC Financial Services Group, Inc.	12,816,353

Mondrian International Small Cap	None	N/A

Morgan Stanley Global Real Estate	None	N/A

NFJ Dividend Value	Goldman, Sachs & Co.	860,448

	The Goldman Sachs Group, Inc.	2,000,000

	PNC Financial Services Group, Inc.	32,230,176

Nuveen Winslow Large Cap Growth	Franklin Resources, Inc	16,759,347

	The Goldman Sachs Group, Inc.	35,044,544

	JPMorgan Chase & Co.	19,491,990

Partners Small Cap Growth	Eaton Vance Corp.	2,755,797

PIMCO Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities	1,709,276

Pyramis International Equity	None	N/A

Wells Fargo Short Duration Government	Bear Stearns Asset-Backed Securities Trust	7,704,108

	Credit Suisse First Boston Mortgage Securities Corp.	13,039,193

	JPMorgan Chase Commercial Mortgage Securities	11,388,394

	LB-UBS Commercial Mortgage Trust	5,510,353

	Merrill Lynch Mortgage Trust	21,962,310

	Morgan Stanley Capital I	18,275,334

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Statement of Additional Information – April 29, 2011	Page 38

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid by a fund since inception to brokers affiliated with the fund’s investment manager.

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation of net asset value (NAV) was based on net assets divided by shares outstanding as shown in the following table. All expenses of a fund, including the management fee, administrative services fee and distribution fees, as applicable, are accrued daily and taken into account for purposes of determining NAV.

Table 6. Valuing Fund Shares

Fund	Net assets	Shares outstanding	Net asset value of one share
AllianceBernstein International Value
Class 1	$1,254,171,370	111,457,013	$11.25
Class 2	582,981	51,880	11.24

American Century Diversified Bond
Class 1	1,997,905,442	190,773,560	10.47
Class 2	816,936	78,105	10.46

American Century Growth
Class 1	1,781,141,290	157,189,271	11.33
Class 2	196,584	17,380	11.31

Columbia Wanger International Equities
Class 1	503,441,509	40,900,721	12.31
Class 2	1,305,571	106,016	12.31

Columbia Wanger U.S. Equities
Class 1	656,773,336	55,333,084	11.87
Class 2	779,297	65,764	11.85

Eaton Vance Floating-Rate Income
Class 1	788,429,535	79,460,787	9.92
Class 2	1,734,731	176,503	9.83

Invesco International Growth
Class 1	1,645,211,683	141,331,145	11.64
Class 2	456,346	39,237	11.63

J.P. Morgan Core Bond
Class 1	1,791,928,464	172,459,532	10.39
Class 2	1,173,109	113,145	10.37

Jennison Mid Cap Growth
Class 1	839,891,604	73,924,509	11.36
Class 2	347,955	30,705	11.33

Limited Duration Credit
Class 1	2,370,409,589	230,816,955	10.27
Class 2	1,250,295	121,999	10.25

Statement of Additional Information – April 29, 2011	Page 39

Fund	Net assets	Shares outstanding	Net asset value of one share
Marsico Growth
Class 1	$1,590,540,052	131,883,883	$12.06
Class 2	323,325	26,856	12.04

MFS Value
Class 1	1,534,187,653	142,564,512	10.76
Class 2	364,781	33,939	10.75

Mondrian International Small Cap
Class 1	301,888,897	24,237,845	12.46
Class 2	6,269	504	12.44

Morgan Stanley Global Real Estate
Class 1	369,366,006	31,475,185	11.74
Class 2	880,030	75,138	11.71

NFJ Dividend Value
Class 1	1,544,544,450	137,204,749	11.26
Class 2	183,351	16,315	11.24

Nuveen Winslow Large Cap Growth
Class 1	1,192,955,369	104,434,734	11.42
Class 2	41,910	3,677	11.40

Partners Small Cap Growth
Class 1	483,630,583	41,096,360	11.77
Class 2	131,247	11,173	11.75

PIMCO Mortgage-Backed Securities
Class 1	1,087,740,038	104,873,549	10.37
Class 2	477,835	46,139	10.36

Pyramis International Equity
Class 1	1,019,309,406	88,094,443	11.57
Class 2	87,094	7,537	11.56

Wells Fargo Short Duration Government
Class 1	1,574,514,599	154,446,343	10.19
Class 2	469,337	46,129	10.17

In determining net assets before shareholder transactions, a fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the “Exchange”):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•	Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•	Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•	Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

•	Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•	Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less

Statement of Additional Information – April 29, 2011	Page 40

that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•	Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•	When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Portfolio Holdings Disclosure

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures
The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•	For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

•	For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•	For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with

Statement of Additional Information – April 29, 2011	Page 41

respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiamanagement.com, approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.

Other Disclosures
The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings

Statement of Additional Information – April 29, 2011	Page 42

may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements:
In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Frequency of
Identity of recipient	Conditions/Restrictions on use of information	disclosure

Bitlathe	Website support for fund performance disclosure	Monthly
BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily
Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed
Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed
Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily
Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily
Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly
RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily
Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures apply only to the funds and portfolios (the “Funds”) that historically bore the RiverSource or Seligman brands, including those renamed to bear the “Columbia” brand effective September 27, 2010.

The Funds uphold a long tradition of supporting sound and principled corporate governance. For more than 30 years, the Funds’ Boards of Trustees/Directors (“Board”), which consist of a majority of independent Board members, has determined policies and voted proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

Statement of Additional Information – April 29, 2011	Page 43

•	In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•	The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense mechanisms
The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis.

Auditors
The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management compensation issues
The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and corporate policy issues
The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a Fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to address any conflicts between interests of a Fund’s shareholders and those of Columbia Management or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the Proxy Team relies on Columbia Management investment personnel (or the investment personnel of a Fund’s subadviser(s)) and information obtained from an independent research firm. The Proxy Team makes the recommendation in

Statement of Additional Information – April 29, 2011	Page 44

writing. The Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in countries outside the United States (non-U.S. countries)
Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on loan
The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the Funds’ ownership position is more significant, the Board has established a guideline to direct Columbia Management to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in affiliated funds
Certain Funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the Columbia funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through columbiamanagement.com or searching the website of the SEC at www.sec.gov.

Investing in a Fund

Purchasing Shares
As a contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more funds. Your purchase price will be the next NAV calculated after your request is received in good order by the fund, a participating insurance company or Qualified Plan sponsor.

Statement of Additional Information – April 29, 2011	Page 45

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the funds, minimum and maximum payments and submission and acceptance of your application.

Transferring/Selling Shares
There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

A fund will sell any shares presented by the shareholders Accounts of participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in its sole discretion.

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Table 7. Capital Loss Carryover

	Total	Amount expiring in:
Fund	Capital Loss Carryovers	2011	2012	2013	2014	2015	2016	2017	2018	2019
Alliance Bernstein International Value — total	None	—	—	—	—	—	—	—	—	—

American Century Diversified Bond — total	None	—	—	—	—	—	—	—	—	—

American Century Growth — total	None	—	—	—	—	—	—	—	—	—

Columbia Wanger International Equities — total	None	—	—	—	—	—	—	—	—	—

Columbia Wanger U.S. Equities — total	None	—	—	—	—	—	—	—	—	—

Eaton Vance Floating-Rate Income — total	None	—	—	—	—	—	—	—	—	—

Statement of Additional Information – April 29, 2011	Page 46

	Total	Amount expiring in:
Fund	Capital Loss Carryovers	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco International Growth — total	None	—	—	—	—	—	—	—	—	—

J.P. Morgan Core Bond — total	None	—	—	—	—	—	—	—	—	—

Jennison Mid Cap Growth — total	None	—	—	—	—	—	—	—	—	—

Limited Duration Bond — total	None	—	—	—	—	—	—	—	—	—

Marsico Growth — total	None	—	—	—	—	—	—	—	—	—

MFS Value — total	None	—	—	—	—	—	—	—	—	—

Mondrian International Small Cap — total	None	—	—	—	—	—	—	—	—	—

Morgan Stanley Global Real Estate — total	None	—	—	—	—	—	—	—	—	—

NFJ Dividend Value — total	None	—	—	—	—	—	—	—	—	—

Nuveen Winslow Large Cap Growth — total	None	—	—	—	—	—	—	—	—	—

Partners Small Cap Growth — total	None	—	—	—	—	—	—	—	—	—

PIMCO Mortgage-Backed Securities — total	$6,028,053	$0	$0	$0	$0	$0	$0	$0	$0	$6,028,053

Pyramis International Equity — total	None	—	—	—	—	—	—	—	—	—

Wells Fargo Short Duration Government — total	None	—	—	—	—	—	—	—	—	—

Taxes

Each fund other than American Century Growth, Columbia Wanger U.S. Equities, Jennison Mid Cap Growth, Marsico Growth, MFS Value, NFJ Dividend Value, Partners Small Cap Growth, and Nuveen Winslow Large Cap Growth (the “non-RIC funds”) intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).

To qualify as a RIC, the fund must distribute, for its taxable year, at least 90% of its investment company taxable income plus at least 90% of its net tax-exempt income. The RIC funds intend to distribute 100% of all net income, including net capital gain, to avoid federal income tax. The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their “separate accounts” which hold shares in the Fund to qualify for special tax treatment described below. Under a Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the

Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. If no more than 55% of the assets of the funds are invested in cash, cash items, government securities and securities of other regulated investment companies, the subchapter M diversification requirement will also satisfy the Section 817(h) requirement. If the safe harbor cannot be utilized, the assets of the fund must meet the following requirement. No more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, and no more than 90% of the value of total assets can be invested in four securities.

Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund’s items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.

Statement of Additional Information – April 29, 2011	Page 47

For purposes of the latter diversification requirement, the Fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The funds other than the non-RIC funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC funds may similarly make an election to mark to market any PFIC stock.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management is the investment manager for each fund. Under the Investment Management Services Agreement (the Agreement), the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 8. Investment Management Services Agreement Fee Schedule

			Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period
AllianceBernstein International Value	First $1.0	0.850%	0.840%
Invesco International Growth	Next $1.0	0.800%	0.830%
Pyramis International Equity	Over $2.0	0.700%	0.849%

American Century Diversified Bond	First $1.0	0.480%	0.465%
J.P. Morgan Core Bond	Next $1.0	0.450%	0.467%
PIMCO Mortgage-Backed Securities	Over $2.0	0.400%	0.478%
Wells Fargo Short Duration Government			0.469%

American Century Growth	First $1.0	0.650%	0.628%
Marsico Growth	Next $1.0	0.600%	0.631%
MFS Value	Over $2.0	0.500%	0.633%
NFJ Dividend Value			0.632%
Nuveen Winslow Large Cap Growth			0.642%

Columbia Wanger International Equities	First $0.25	0.950%	0.924%
Mondrian International Small Cap	Next $0.25	0.900%	0.941%
	Over $0.50	0.850%

Columbia Wanger U.S. Equities	First $0.25	0.900%	0.857%
Partners Small Cap Growth	Next $0.25	0.850%	0.876%
	Over $0.50	0.800%

Eaton Vance Floating-Rate Income	First $1.0	0.630%	0.630%
	Next $1.0	0.580%
	Over $2.0	0.530%

Statement of Additional Information – April 29, 2011	Page 48

			Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period
Jennison Mid Cap Growth	First $1.0	0.750%	0.750%
	Next $1.0	0.700%
	Over $2.0	0.650%

Limited Duration Credit	First $1.0	0.480%	0.462%
	Next $1.0	0.455%
	Next $1.0	0.430%
	Next $3.0	0.405%
	Next $1.5	0.380%
	Next $1.5	0.365%
	Next $1.0	0.360%
	Next $5.0	0.350%
	Next $5.0	0.340%
	Next $4.0	0.330%
	Next $26.0	0.310%
	Over $50.0	0.290%

Morgan Stanley Global Real Estate	First $1.0	0.850%	0.850%
	Next $1.0	0.800%
	Over $2.0	0.750%

Under the Agreement, the management fee is paid monthly. For all funds, under the Agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund since inception, as well as nonadvisory expenses, net of earning credits, waivers and expenses, reimbursed by the investment manager and its affiliates.

Table 9. Management Fees and Nonadvisory Expenses

	Management Fees	Nonadvisory Expenses
Fund	2010(a)	2010(a)
AllianceBernstein International Value	$5,844,239	($476,214)

American Century Diversified Bond	5,007,933	(491,563)

American Century Growth	6,062,389	(516,142)

Columbia Wanger International Equities	2,590,174	201,739

Columbia Wanger U.S. Equities	2,977,895	(159,443)

Eaton Vance Floating-Rate Income	2,742,951	(803,226)

Invesco International Growth	7,572,177	(157,806)

J.P. Morgan Core Bond	4,577,594	(472,813)

Jennison Mid Cap Growth	3,407,554	(254,205)

Limited Duration Credit	5,800,957	(635,314)

Marsico Growth	5,469,000	(502,863)

MFS Value	5,124,281	(931,688)

Mondrian International Small Cap	1,552,080	177,214

Morgan Stanley Global Real Estate	1,760,320	(285,570)

NFJ Dividend Value	5,171,771	(937,273)

Statement of Additional Information – April 29, 2011	Page 49

	Management Fees	Nonadvisory Expenses
Fund	2010(a)	2010(a)
Nuveen Winslow Large Cap Growth	4,179,075	(455,220)

Partners Small Cap Growth	2,084,653	112,375

PIMCO Mortgage-Backed Securities	2,895,760	(374,360)

Pyramis International Equity	4,784,388	(195,964)

Wells Fargo Short Duration Government	4,108,854	(449,821)

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Manager of Managers Exemption
The Funds managed by Columbia Management have received an order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses the nature of any material relationships it has with a subadviser to the Board.

Subadvisory Agreements
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 10.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

Table 10. Subadvisers and Subadvisory Agreement Fee Schedules

Parent
Fund	Subadviser	Company	Fee Schedule

AllianceBernstein International Value	AllianceBernstein L.P.(a) (AllianceBernstein) (effective May 10, 2010)	N/A	0.40% on the first $50 million, reducing to 0.25% as assets increase

American Century Diversified Bond	American Century Investment Management, Inc. (American Century) (effective May 10, 2010)	A	0.16% on all asset levels

American Century Growth	American Century (effective May 10, 2010)	A	0.29% on all asset levels

Columbia Wanger International Equities	Columbia Wanger Asset Management L.P.(b) (Columbia WAM) (effective May 10, 2010)	B	0.70% on the first $150 million, reducing to 0.60% as assets increase

Statement of Additional Information – April 29, 2011	Page 50

Parent
Fund	Subadviser	Company	Fee Schedule

Columbia Wanger U.S. Equities	Columbia WAM(b) (effective May 10, 2010)	B	0.60% on the first $100 million, reducing to 0.50% as assets increase

Eaton Vance Floating-Rate Income	Eaton Vance Management (Eaton Vance) (effective May 10, 2010)	C	0.30% on all asset levels

Invesco International Growth	Invesco Advisers, Inc. (Invesco) (effective May 10, 2010)	N/A	0.35% on the first $250 million, reducing to 0.25% as assets increase

J.P. Morgan Core Bond	J.P. Morgan Investment Management Inc. (JPMIM) (effective May 10, 2010)	D	0.15% on all asset levels

Jennison Mid Cap Growth	Jennison Associates LLC (Jennison) (effective May 10, 2010)	E	0.40% on assets up to $160 million, decreasing to 0.30% as assets increase; if assets are less than $210 million, then 0.55% on all asset levels

Marsico Growth	Marsico Capital Management, LLC (Marsico Capital) (effective May 10, 2010)	F	0.45% on all asset levels.

MFS Value	Massachusetts Financial Services Company (MFS) (effective May 10, 2010)	G	0.35% on the first $100 million, reducing to 0.275% as assets increase

Mondrian International Small Cap	Mondrian Investment Partners Limited (Mondrian) (effective May 10, 2010)	N/A	0.65% on all asset levels

Morgan Stanley Global Real Estate	Morgan Stanley Investment Management, Inc. (MSIM) (effective May 10, 2010)	H	0.50% on assets up to $200 million, reducing to 0.40% thereafter

NFJ Dividend Value	NFJ Investment Group LLC (NFJ) (effective May 10, 2010)	I	0.27% on all asset levels

Nuveen Winslow Large Cap Growth	Winslow Capital Management, Inc. (Winslow Capital) (effective November 17, 2010)	J	0.40% on the first $100 million, reducing to 0.25% as assets increase

Partners Small Cap Growth	TCW Investment Management Company (TCW) (effective May 10, 2010)	N/A	0.50% on assets up to $100 million, reducing to 0.40% thereafter

	The London Company (TLC) (effective May 10, 2010)	N/A	0.45% on all asset levels

	Wells Capital Management Incorporated (Wells) (effective May 10, 2010)	K	0.48% on all asset levels

PIMCO Mortgage-Backed Securities	Pacific Investment Management Company LLC (PIMCO) (effective May 10, 2010)	L	0.20% on all asset levels

Pyramis International Equity	Pyramis Global Advisors, LLC (Pyramis) (effective May 10, 2010)	M	0.36% on the first $350 million, reducing to 0.32% as assets increase

Wells Fargo Short Duration Government	Wells (effective May 10, 2010)	K	0.15% on assets up to $1 billion, reducing to 0.12% thereafter

(a)	The fee is calculated based on the combined net assets subject to the subadviser’s investment management.

(b)	On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM, from Bank of America (the “Columbia Transaction”). As a result of the Columbia Transaction, Columbia WAM is an indirect, wholly-owned subsidiary of Ameriprise Financial.

A –	American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

B –	Columbia WAM is an indirect wholly-owned subsidiary of Ameriprise Financial.

C –	Eaton Vance Management is a wholly-owned subsidiary of Eaton Vance Corp.

Statement of Additional Information – April 29, 2011	Page 51

D –	J.P. Morgan Investment Management Inc. is a wholly-owned subsidiary of JPMorgan Chase & Co.

E –	Jennison Associates LLC’s sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

F –	Marsico Capital Management, LLC (Marsico) is an independent, employee-owned, registered investment adviser. Marsico is an indirect subsidiary of Marsico Holdings, LLC.

G –	Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization).

H –	Morgan Stanley Investment Management, Inc. is a subsidiary of Morgan Stanley & Co.

I –	NFJ Investment Group LLC is a direct subsidiary of Allianz Global Investors Management Partners LLC (“AGI Management Partners”), which is a subsidiary of Allianz Global Investors, the asset management arm of Allianz SE.

J –	Winslow Capital Management, Inc. is a wholly-owned subsidiary of Nuveen Investment Holdings, Inc.

K –	Wells Capital Management Incorporated is a wholly-owned subsidiary of Wells Fargo Bank, N.A.

L –	Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary of Allianz SE. PIMCO operates as a separate and autonomous subsidiary of Allianz.

M –	Pyramis Global Advisors, LLC is an indirect, wholly-owned subsidiary of FMR LLC (Fidelity Investments).

The following table shows the subadvisory fees paid by the investment manager to subadvisers since inception.

Table 11. Subadvisory Fees

Fund	Subadviser	2010(a)

AllianceBernstein International Value	Alliance Bernstein	$2,085,918

American Century Diversified Bond	American Century	1,723,528

American Century Growth	American Century	2,788,378

Columbia Wanger International Equities	Columbia WAM	1,825,203

Columbia Wanger U.S. Equities	Columbia WAM	1,821,250

Eaton Vance Floating-Rate Income	Eaton Vance	1,312,710

Invesco International Growth	Invesco	2,516,755

J.P. Morgan Core Bond	JPMIM	1,469,981

Jennison Mid Cap Growth	Jennison	1,470,956

Marsico Growth	Marsico Capital	3,885,868

MFS Value	MFS	2,332,870

Mondrian International Small Cap	Mondrian	1,070,371

Morgan Stanley Global Real Estate	MSIM	957,239

NFJ Dividend Value	NFJ	2,204,946

Nuveen Winslow Large Cap Growth	Winslow Capital	416,149	(b)

	Former subadviser: UBS Global Asset Management (May 10, 2010 to Nov. 16, 2010)	1,414,386	(c)

Partners Small Cap Growth	TCW	371,277

	TLC	356,822

	Wells	384,878

PIMCO Mortgage-Backed Securities	PIMCO	1,212,885

Pyramis International Equity	Pyramis	1,940,587

Wells Fargo Short Duration Government	Wells	1,239,401

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010, unless otherwise noted.

(b)	For the period from Nov. 17, 2010 to Dec. 31, 2010.

(c)	For the period from May 10, 2010 to Nov. 16, 2010.

Statement of Additional Information – April 29, 2011	Page 52

Portfolio Managers.  For all funds the following table provides information about the funds’ portfolio managers as of Dec. 31, 2010, unless otherwise noted.

Table 12. Portfolio Managers

Other Accounts Managed
			Approximate Total		Ownership	Potential
		Number and Type of	Assets	Performance-based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	Account(a)	(excluding the fund)	Accounts(b)	Shares(c)	of Interest	Compensation

AllianceBernstein	AllianceBernstein:

International Value	Sharon E. Fay	203 RICs 327 PIVs 33,299 other accounts	$32.57 billion $18.46 billion $80.01 billion	3 RICs ($6.85 B); 10 PIVs ($1.33 B); 62 other accounts ($8.54 B)

	Kevin F. Simms	205 RICs 341 PIVs 33,299 other accounts	$32.58 billion $20.23 billion $80.01 billion	3 RICs ($6.85 B); 13 PIVs ($1.39 B); 62 other accounts ($8.54 B)	None	(1)	(A)

	Henry S. D’Auria	160 RICs 249 PIVs 33,295 other accounts	$30.39 billion $18.22 billion $79.63 billion	3 RICs ($6.85 B); 10 PIVs ($1.33 B); 62 other accounts ($8.54 B)

	Eric J. Franco	71 RICs 122 PIVs 126 other accounts	$13.43 billion $6.04 billion $16.34 billion	1 RIC ($2.13 B); 8 other accounts ($1.19 B)

American Century	American Century:

Diversified Bond	Robert V. Gahagan	17 RICs 2 PIVs 1 other accounts	$17.0 billion $179.3 million $323.6 million

	Alejandro H. Aguilar	9 RICs 1 PIV 1 other account	$10.4 billion $33.8 million $323.6 million

	Jeffrey L. Houston	6 RICs 1 PIV 2 other accounts	$6.5 billion $33.8 million $935.4 million	None	None	(2)	(B)

	Brian Howell	16 RICs 2 PIVs 2 other accounts	$15.4 billion $179.3 million $935.4 million

	G. David MacEwen	8 RICs 1 PIV 1 other account	$7.3 billion $33.8 million $323.6 million

American Century Growth	American Century:

	Gregory J. Woodhams	7 RICs 2 PIVs 11 other accounts	$8.3 billion $40.9 million $1.6 billion	None	None	(2)	(B)

	E.A. Prescott LeGard	6 RICs 2 PIVs 10 other accounts	$8.3 billion $40.9 million $1.6 billion

Columbia Wanger	Columbia WAM:

International Equities	P. Zachary Egan	3 RICs 7 other accounts	$6.6 billion $3.1 million	None	None	(3)	(C)

	Louis Mendes III	4 RICs 7 other accounts	$7.5 billion $4.3 million

Columbia Wanger U.S.	Columbia WAM:

Equities	Robert A. Mohn	4 RICs 1 PIV 7 other accounts	$20.9 billion $80.0 million $932.0 million	None	None	(3)	(C)

Eaton Vance	Eaton Vance:

Floating-Rate Income	Scott H. Page	11 RICs 6 PIVs 2 other accounts	$14.23 billion $6.03 billion $1.50 billion	1 PIV ($487.6 M)

	Craig P. Russ	7 RICs I PIV 1 other account	$11.96 billion $3.40 billion $1.02 billion	None	None	(4)	(D)

	Andrew Sveen	4 RICs	$2.03 billion	None

Statement of Additional Information – April 29, 2011	Page 53

Other Accounts Managed
			Approximate Total		Ownership	Potential
		Number and Type of	Assets	Performance-based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	Account(a)	(excluding the fund)	Accounts(b)	Shares(c)	of Interest	Compensation

Invesco International	Invesco:

Growth	Clas G. Olsson(d)	17 RICs 11 PIVs 4,924 other accounts	$9.70 billion $3.43 billion $2.06 billion	None	None	(5)	(E)

	Barrett Sides(d)	17 RICs 5 PIVs 4,924 other accounts	$9.40 billion $437.20 million $2.06 billion

	Shuxin Cao(d)	19 RICs 2 PIVs 4,924 other accounts	$12.95 billion $279.0 million $2.06 billion

	Matthew Dennis(d)	16 RICs 6 PIVs 4,923 other accounts	$9.45 billion $311.60 million $1.90 billion

	Jason Holzer(d)	18 RICs 11 PIVs 4,924 other accounts	$10.72 billion $3.43 billion $2.06 billion

J.P. Morgan Core Bond	JPMIM:

	Douglas S. Swanson	9 RICs 7 PIVs 60 other accounts	$27.20 million $8.12 million $10.23 million	3 other accounts ($1.21 M)	None	(6)	(F)

	Christopher Nauseda	3 RICs 33 other accounts	$22.05 million $2.53 million	None

Jennison Mid Cap Growth	Jennison:

	John Mullman	5 RICs 6 PIVs 18 other accounts(e)	$5.72 billion $1.20 billion $2.12 billion	1 PIV ($6.14 M)(g)	None	(7)	(G)

Limited Duration Credit	Tom Murphy	5 RICs 2 PIVs 17 other accounts	$11.27 billion $652.26 million $34.21 billion	2 RICs ($1.6 B) 1 other account ($30.87 M)	None	(8)	(H)

	Tim Doubek	1 RIC 6 other account	$655.66 million $32.60 million	1 other account ($30.87 M)

Marsico Growth	Marsico Capital:

	Thomas F. Marsico	28 RICs 15 PIVs 118 other accounts(f)	$15.77 billion $2.27 billion $12.96 billion

	A. Douglas Rao	24 RICs 9 PIVs 103 other accounts(f)	$15.73 billion $1.33 billion $12.43 billion	None	None	(9)	(I)

	Coralie Witter	8 RICs 6 PIVs 103 other accounts	$10.14 billion $522.0 million $12.43 billion

MFS Value	MFS:

	Nevin P. Chitkara Steven R. Gorham	20 RICs 6 PIVs 32 other accounts	$38.17 billion $2.34 billion $9.44 billion	None	None	(10)	(J)

Mondrian International	Mondrian:

Small Cap	Ormala Krishnan	2 RICs 1 PIV 11 other accounts	$556.0 million $1.85 billion $1.47 billion	None	None	(11)	(k)

Morgan Stanley Global	MSIM:

Real Estate	Theodore R. Bigman	14 RICs 12 PIVs 62 other accounts	$4.89 billion $5.61 billion $6.15 billion	15 other accounts ($808.3 M)

	Michiel te Paske	4 RICs 10 PIVs 44 other accounts	$1.97 billion $5.52 billion $3.69 billion	8 other accounts ($225.03 M)	None	(12)	(L)

	Sven van Kemenade	4 RICs 10 PIVs 44 other accounts	$1.97 billion $5.52 billion $3.69 billion	8 other accounts ($225.03 M)

	Angeline Ho	4 RICs 10 PIVs 41 other accounts	$1.97 billion $6.01 billion $3.50 billion	7 other accounts ($184.53 M)

Statement of Additional Information – April 29, 2011	Page 54

Other Accounts Managed
			Approximate Total	Number of Accounts	Ownership	Potential
		Number and Type of	Assets	and Aggregate	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	Account(a)	(excluding the fund)	Assets(b)	Shares(c)	of Interest	Compensation

NFJ Dividend Value	NFJ:

	Benno J. Fischer	22 RICs 4 PIVs 49 Other accounts	$22.56 billion $174.1 million $10.69 billion

	Paul Magnuson	18 RICs 4 PIVs 45 Other accounts	$22.04 billion $174.1 million $10.14 billion

	R. Burns McKinney	14 RICs 2 PIVs 39 Other accounts	$13.96 billion $80.79 million $9.36 billion

	Thomas W. Oliver	17 RICs 2 PIVs 43 Other accounts	$14.04 billion $80.79 million $10.35 billion	None	None	(13)	(M)

	Baxter Hines	7 RICs 2 PIVs 35 Other accounts	$11.21 billion $80.79 million $9.08 billion

	Jeff Reed	12 RICs 1 PIV s 33 Other accounts	$10.10 billion $7.01 million $7.04 billion

	Jonathon Miller	8 RICs 1 PIVs 30 Other accounts	$9.12 billion $7.01 million $6.68 billion

Nuveen Winslow Large	Winslow Capital:

Cap Growth	Clark J. Winslow(h)	9 RICs	$8.74 billion	6 other accounts ($685.99 M)	None	(19)	(S)

	Justin H. Kelly(h)	10 PIVs	$654.56 million

	R. Bart Wear(h)	766 other accounts	$5.72 billion

Partners Small Cap	TCW:

Growth	Husam Nazar	4 RICs 3 PIVs 19 other accounts	$994.9 million $244.5 million $1.6 billion	1 other account ($623.4 M)	None	(14)	(N)

	R. Brendt Stallings	3 RICs 8 PIVs 18 other accounts	$215.7 million $215.5 million $1.95 billion	1 PIV ($60.8 M); 1 other account ($623.4 M)

TLC:

	Stephen Goddard	1 RIC 119 other accounts	$54.0 million $553.70 million	2 other accounts ($2.3 M)	None	(15)	(O)

	Jonathan T. Moody	2 RICs 1,061 other accounts	$142.30 million $707.0 million	None

	J. Wade Stinnette, Jr.	507 other accounts	$176.20 million	None

	J. Brian Campbell	422 other accounts	$129.10 million	None

WellsCap:

	Joseph M. Eberhardy	4 RICs 1 PIV 18 other accounts	$3.84 billion $7.60 million $774.20 million		None	(16)	(P)

	Thomas C. Ognar	4 RICs 1 PIV 18 other accounts	$3.84 billion $7.60 million $774.20 million	None

	Bruce C. Olson	4 RICs 1 PIV 18 other accounts	$3.84 billion $7.60 million $774.20 million

PIMCO Mortgage-Backed	PIMCO:

Securities	Scott Simon	5 RICs 4 PIVs 37 other accounts	$15.89 million $6.68 million $20.10 million	9 other accounts ($3.35 M)	None	(17)	(Q)

Pyramis International	Pyramis:

Equity	Cesar Hernandez	2 RICs 3 PIVs 79 other accounts	$531.0 million $4.31 billion $25.12 billion	1 PIV ($4.03 B); 13 other accounts ($3.48 B)	None	(18)	(R)

Wells Fargo Short	WellsCap:

Duration Government	Thomas O’Connor	9 RICs 2 PIVs 31 other accounts	$9.4 million $1.0 million $9.5 million	None	None	(16)	(P)

	Troy Ludgood	9 RICs 2 PIVs 31 other accounts	$9.4 million $1.0 million $9.5 million

Statement of Additional Information – April 29, 2011	Page 55

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d)	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(e)	Other accounts exclude the assets and number of accounts in wrap fee programs that are managed using model portfolios.

(f)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(g)	The portfolio manager only manages a portion of the accounts subject to a performance fee. The market value shown reflects the portion of the account managed by the portfolio manager.

(h)	The portfolio managers began managing the fund after its fiscal year end; reporting information is provided as of December 31, 2010.

Potential Conflicts of Interest

(1)	AllianceBernstein: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading
AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients
AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Statement of Additional Information – April 29, 2011	Page 56

Allocating Investment Opportunities
AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(2)	American Century: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

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Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(3)	Columbia WAM: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(4)	Eaton Vance: It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is

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responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

(5)	Invesco: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

• The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

• Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

• Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(6)	JPMIM: The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by

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providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manages to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures that seek to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

(7)	Jennison: In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges

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and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

(8)	Columbia Management: Columbia Management portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, Columbia Management monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

Columbia Management has a fiduciary responsibility to all of the clients for which it manages accounts. Columbia Management seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. Columbia Management has developed

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policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(9)	Marsico Capital: A portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different client-specific objectives or restrictions or for other reasons such as different cash flows. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.

(10)	MFS: MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

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When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager or a significant percentage of the portfolio manager’s assets.

(11)	Mondrian: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian’s own interests or those of its employees and directors:

Allocation of aggregated trades
Mondrian may from time to time aggregate trades for a number of its clients.

Mondrian’s policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

Allocation of investment opportunities
Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

See also “Side-by-side management of hedge funds” below.

Allocation of IPO opportunities
Initial Public Offerings (“IPO’s”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

Dealing in investments as principal in connections with the provision of seed capital
A conflict of interest exists when a portfolio management firm manages its own money alongside client money. Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

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Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and external arrangements
Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment / directorships) ahead of the interests of Mondrian clients.

Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.

Dual agency
Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

Employee personal account dealing
There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

Mondrian’s rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

Gifts and entertainment (received)
In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of £100 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

Gifts and entertainment (given)
In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of £200 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

Performance fees
Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

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Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

The potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

Side-by-side management of hedge funds (Mondrian Alpha Funds)
Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

Soft dollar arrangements
Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client’s portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(12)	MSIM: Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Subadviser may receive fees from certain accounts that are higher than the fee it receives from the fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the fund. In addition, a conflict of interest could exist to the extent the Subadviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Subadviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Subadviser manages accounts that engage in short sales of securities of the type in which the fund invests, the Subadviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Subadviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

(13)	NFJ: Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

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• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interest of a Fund as well as other accounts, the NFJ’s trading desk may, to the extent by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decision made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchased or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage an research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funs or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith and the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she managers.

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manger may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a Fund or other clients. NFJ’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by NFJ, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investments activities and the interest of the Funds.

As part of NFJ’s Compliance Program, NFJ has established a Compliance Committee, a Best Execution Committee, a Proxy Voting Committee and a Pricing Committee to help develop policies and procedures that help NFJ avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

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(14)	TCW: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing arrangement than the portfolio manager’s fee sharing percentage with respect to the Fund. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Fund.

(15)	TLC: As an investment advisor, London Company understands that certain conflicts of interest may arise when managing multiple accounts. TLC has adopted policies and procedures intended to minimize the effects of any conflicts. Though the Portfolio Managers have a general model they follow based on common account objectives, each account is managed individually. Every effort is made to block trades and allocate executed trades on a pro-rata basis. However, due to the firm’s desire to manage accounts on a case by case basis, there are times when a security may be bought in one account and not other accounts. Portfolio managers look at each account on an individual basis and when a trade order is given, the manager cannot always control that an order for that security may have been given in the recent past or will be given in the immediate future for that same security in another account. As a result, while every effort will be made to maintain fair and equitable allocation, the Portfolio Manager may supply trade directives for the same security over the course of several days as he adjusts account positions for each account.

(16)	WellsCap: Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

(17)	PIMCO: PIMCO anticipates that the needs of the Trust for services may create certain issues, including the following, although this would not necessarily be different from PIMCO’s other accounts.

We also understand that from time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the fund, track the same index the fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the fund. The other accounts might also have different investment objectives or strategies than the fund.

Knowledge and Timing of Portfolio Trades: A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the fund. Because of their positions with the fund, a portfolio manager knows the size, timing and possible market impact of the fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the fund.

Investment Opportunities: A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees: A portfolio manager may advise certain accounts with respect to the advisory fee which is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for a portfolio manager in that such portfolio manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the fund and such other accounts on a fair and equitable basis over time.

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(18)	Pyramis: A portfolio managers’ compensation plan (described below) may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio managers’ base pay tends to increase with additional and more complex responsibilities that include increased assets under management, and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio managers must allocate their time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolios. Securities selected for funds or accounts other than the Portfolios may outperform the securities selected for the Portfolios. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

(19)	Winslow Capital: A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

• The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and

• An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, Winslow Capital has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow Capital has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow Capital offers only one investment product: Large Cap Growth, and all accounts are managed essentially identically, Winslow Capital does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.

Structure of Compensation

(A)	AllianceBernstein: AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or

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discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)	Discretionary incentive compensation in the form of awards under AllianceBernstein’s Incentive Compensation Awards (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein’s publicly traded units, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(B)	American Century: American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2010, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. In 2008, American Century began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — American Century Growth Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — American Century Growth Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, quantitative, international and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

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A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(C)	Columbia WAM: For services performed through December 31, 2009, and paid in February 2010, the portfolio managers received all of their compensation from the Advisor and its then parent company, Columbia Management Group, LLC. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. For the 2009 calendar year, all of a manager’s incentive compensation was paid in cash. The Columbia WAM total incentive compensation pool was based on formulas, with investment performance of individual portfolio managers plus firm-wide investment performance, as primary drivers.

For services performed for the 2010 calendar year and generally paid in early 2011, the portfolio managers will receive all of their compensation in the form of salary and incentive compensation provided in whole by Ameriprise Financial. Typically, a high proportion of a portfolio manager’s incentive compensation will be paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Ameriprise Financial restricted stock and/or options. Both plans vest over three years from the date of issuance. Also, as part of the overall incentive for 2010, the portfolio managers receive additional compensation — a substantial portion of which will be deferred or paid in shares of funds managed by Columbia WAM — based on performance and continued employment through December 15, 2010.

Portfolio managers are positioned in compensation tiers based on cumulative performance of the portfolios/stocks that they manage. Portfolio manager performance is measured versus primary portfolio benchmarks. One- and three-year performance periods primarily drive incentive levels. Incentive compensation varies by tier and can range from between a fraction of base pay to a multiple of base pay, the objective being to provide very competitive total compensation for high performing portfolio managers. Incentives are adjusted up or down up to 15% based on qualitative performance factors, which include investment performance impacts not included in benchmarks such as industry (or country) weighting recommendations, plus adherence to compliance standards, business building, and citizenship.

In addition, the incentive amounts available for the entire pool for 2011 and 2012 will be adjusted up or down based upon the increase/decrease in Columbia WAM revenues versus an agreed upon base revenue amount. Investment performance, however, impacts incentives far more than revenues. Columbia WAM determines incentive compensation, subject to review by Ameriprise Financial.

(D)	Eaton Vance: Compensation paid by Eaton Vance to its portfolio managers has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s non-voting common stock and restricted shares of Eaton Vance Corp.’s non-voting common stock. The portfolio managers also receive certain retirement, insurance, and other benefits that are broadly available to Eaton Vance’s employees. Compensation of the portfolio managers is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end of Eaton Vance Corp. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its portfolio manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and

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shorter periods. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) includes consideration of the scope of such responsibilities and the portfolio managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in portfolio manager performance and other factors described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

(E)	Invesco: Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

     Table 1

Subadviser	Performance time period(1)

Invesco(2)	One-, Three- and Five-year performance against Fund peer group.

(1)	Rolling time periods based on calendar year-end.

(2)
 Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

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(F)	JPMIM: J.P. Morgan Investment Management Inc.’s (JP Morgan) Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JP Morgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

(G)	Jennison: Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio manager are listed below in order of importance.

The following primary quantitative factor is reviewed for the portfolio manager:

• One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices, such as the Russell Midcap® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

The qualitative factors reviewed for the portfolio manager may include:

• Historical and long-term business potential of the product strategies;

• Qualitative factors such as teamwork and responsiveness; and

• Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

(H)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio

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manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Columbia Management portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, Columbia Management portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(I)	Marsico Capital: The compensation package for portfolio managers of Marsico is structured as a combination of base salary (reevaluated at least annually), and periodic cash bonuses. Base salaries may be adjusted upward or downward depending on Marsico’s profitability. Bonuses are typically based on two other primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution. Exceptional individual efforts are typically rewarded through salary readjustments and through larger bonuses. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company. Equity interests are subject to the financial risks of Marsico’s business generally.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts, and other considerations.

(J)	MFS: Portfolio manager compensation is reviewed annually. As of Dec. 31, 2010, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2010, the following benchmark was used to measure performance for the Fund:

Portfolio Manager Benchmarks
• Russell 1000 Value Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

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The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

(K)	Mondrian: Mondrian has the following programs in place to retain key investment staff:

1. Competitive Salary — All investment professionals are remunerated with a competitive base salary.

2. Profit Sharing Bonus Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3. Equity Ownership — Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee
In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan
All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(L)	MSIM: Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

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• Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

• Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow Morgan Stanley to clawback compensation in certain situations such as a material restatement of Morgan Stanley’s financial statement or losses on certain trading positions, investments or holdings.

• Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, which may include funds advised by the Investment Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include but are not limited to performance (team, product, Morgan Stanley Investment Management and individual), revenues generated by the fund/accounts managed by the portfolio manager, assets managed by the portfolio manager, market compensation survey research by independent third parties and other qualitative factors, such as contributions to client objectives.

(M)	NFJ: NFJ Investment Group believes that competitive compensation is essential to retaining top industry talent. With that in mind, the firm continually reevaluates its compensation policies against industry benchmarks. Its goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable performance, as measured by industry benchmarks.

NFJ Investment Group’s compensation policy features both short-term and long-term components. Compensation is aligned to customer interests through individual performance and the success of the Firm.

Short-term Incentive Components
The Firm offers competitive base salaries and a variable bonus. Additionally investment persons may participate in a revenue sharing vehicle which is in part affected by the performance of the investment styles. Typically, an investment professional’s compensation is comprised of a base salary and a bonus and may or may not include a long term compensation component.

Long-term Incentive Plan
A Long-term Incentive Plan provides rewards to certain key staff and executive of NFJ Investment Group and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan provides awards that are based on the Firm’s operating earnings growth. The Plan provides a link between longer-term company performance and participant pay, further motivating participants to make a long-term commitment to the Firm’s success.

Equity Ownership
Effective January 2010, Allianz Global Investors plans to introduce an equity ownership plan for key employees of NFJ Investment Group. NFJ believes this plan is important in retaining and recruiting key investment professional, as well as providing ongoing incentives for employees.

(N)	TCW: The overall objective of the compensation program for portfolio managers is for the Advisor to attract what it considers competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Advisor and its affiliates within The TCW Group (collectively, “TCW”). Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in the Advisor’s immediate parent, The TCW Group, Inc. and/or ultimate parent, Société Générale (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

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Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. Profit sharing may be determined on a gross basis, without the deduction of expenses; in other cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio manager for management of the fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW, with limited exceptions involving grandfathered accounts (accounts that become clients of TCW before or after a specified date or former clients of a manager that joined TCW from another firm), firm capital of TCW or accounts sourced through a distinct distribution channel. Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategy offered in the fund, including alternative investment products (as described below); the portfolio manger would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and TCW, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the fund.

Certain accounts of TCW (but not the fund) have a performance (or incentive) fee in addition to or in lieu of an asset-based fee. For these accounts, the profit sharing pool from which the portfolio managers’ profit sharing compensation is paid will include the performance fees. For investment strategies investing in marketable securities such as those employed in the fund, the performance fee normally consists of an increased asset-based fee, the increased percentage of which is tied to the performance of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable securities strategies, the profit sharing percentage applied relative to performance fees is generally the same as it is for the asset-based fees chargeable to the fund. In the case of alternative investment strategies, performance fees are based on the account achieving net gains over a specified rate of return to the account or to a class of securities in the account. Profit sharing for alternative investment strategies may also include structuring or transaction fees. “Alternative investment strategies” include (a) mezzanine or other forms of privately placed financing, distressed investing, private equity, project finance, real estate investments, leveraged strategies (including short sales) and other similar strategies not employed by the fund or (b) strategies employed by the funds that are offered in structured vehicles, such as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds). In the case of certain alternative investment products in which a portfolio manager may be entitled to profit sharing compensation, the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases bonuses may be paid on a discretionary bonus out of a departmental profit sharing pool, as determined by the supervisor(s) in the department. In other cases, where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. Many portfolio managers participate in equity incentives based on overall firm performance of TCW and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Société Générale. The TCW 2005 Stock Option Plans provides eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW’s annual financial performance as a whole. Participation is generally determined in the discretion of TCW, taking into account factors relevant to the portfolio manager’s contribution to the success of TCW. Portfolio managers participating in the TCW 2005 Stock Option Plan also generally participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met. The TCW 2005 Stock Option Plan has been closed for new issuances and TCW is in the process of establishing a new equity-based plan in which portfolio managers will have an opportunity to participate. In connection with TCW’s acquisition of Metropolitan West Asset Management LLC

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(the “MW Acquisition”) in 2010, a Retention Award Plan was established pursuant to which certain portfolio managers in the fixed income area will be entitled to awards in the form of cash and/or TCW stock, either on a contractually-determined basis or on a discretionary basis. Also, in connection with the MW acquisition, certain portfolio managers will receive TCW stock as part of a contingent deferred purchase price. Some portfolio managers are direct stockholders of Société Générale, as well.

Other Plans and Compensation Vehicles. Portfolio managers may also participate in a deferred compensation plan that is generally available to a wide-range of officers of TCW, the purpose of which is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

(O)	TLC: Portfolio Manager compensation is comprised of a base salary and an annual cash bonus. The annual cash bonus is determined by the individual and firm performance.

(P)	WellsCap: The compensation structure for Wells Capital Management’s portfolio managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. Research analysts are evaluated on the overall team’s relative investment performance as well as the performance and quality of their individual research.

(Q)	PIMCO: PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.

PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

• 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

• Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

• Amount and nature of assets managed by the portfolio manager;

• Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

• Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

• Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

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• Contributions to asset retention, gathering and client satisfaction;

• Contributions to mentoring, coaching and/or supervising; and

• Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

(R)	Pyramis: Cesar Hernandez is the portfolio manager of the Pyramis® International Equity Fund and receives compensation for his services. As of December 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis, FMR (Pyramis’ ultimate parent company) or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable and (ii) the investment performance of other Pyramis equity accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to and leadership within the Pyramis investment platform. The portion of the portfolio manager’s bonus that is linked to the investment performance of the strategy is based on the pre-tax investment performance of the strategy measured against the MSCI EAFE Index (net tax). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, the direct parent company of Pyramis. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts

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managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

(S)	Winslow Capital: In an effort to retain key personnel, Winslow Capital has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is determined by the Winslow Capital Operating Committee and is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product. Effective December 26, 2008, upon the acquisition of Winslow Capital by Nuveen Investments, Inc., the portfolio managers have long-term employment agreements with multi-year non-competition/non-solicitation clauses.

The Operating Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm.

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with Columbia Management. Under this agreement, Columbia Management provides, or compensates others to provide, the funds with certain services, including administrative, accounting, treasury and other services. The fees are calculated as follows:

Table 13. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
	$0 –	$500,000,001 –	$1,000,000,001 –	$3,000,000,001 –
Fund	$500,000,000	1,000,000,000	3,000,000,000	12,000,000,000	$12,000,000,001 +

AllianceBernstein International Value	0.080%	0.075%	0.070%	0.060%	0.050%
Columbia Management International Equities
Invesco International Growth
Mondrian International Small Cap
Morgan Stanley Global Real Estate
Partners Small Cap Growth
Pyramis International Equity
Columbia Wanger U.S. Equities

American Century Diversified Bond	0.070%	0.065%	0.060%	0.050%	0.040%
Eaton Vance Floating-Rate Income
J.P. Morgan Core Bond
Limited Duration Credit
PIMCO Mortgage-Backed Securities
Wells Fargo Short Duration Government

American Century Growth	0.060%	0.055%	0.050%	0.040%	0.030%
Jennison Mid Cap Growth
Marsico Growth
MFS Value
NFJ Dividend Value
Nuveen Winslow Large Cap Growth

Prior to Jan. 1, 2011, the Funds’ Administrative Services Agreement was with Ameriprise Financial. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid since inception are shown in the table below. The table also shows the daily rate applied to each fund’s net assets as of the last day of the most recent fiscal period.

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Table 14. Administrative Fees

	Administrative services
	fees paid in:	Daily rate
		applied to
Fund	2010(a)	fund assets
AllianceBernstein International Value	$530,913	0.076%

American Century Diversified Bond	689,809	0.064

American Century Growth	526,427	0.054

Columbia Wanger International Equities	223,194	0.080

Columbia Wanger U.S. Equities	272,631	0.079

Eaton Vance Floating-Rate Income	298,661	0.068

Invesco International Growth	682,500	0.075

J.P. Morgan Core Bond	632,435	0.064

Jennison Mid Cap Growth	265,552	0.058

Limited Duration Credit	794,155	0.063

Marsico Growth	476,901	0.055

MFS Value	447,314	0.055

Mondrian International Small Cap	131,221	0.080

Morgan Stanley Global Real Estate	165,678	0.080

NFJ Dividend Value	451,275	0.055

Nuveen Winslow Large Cap Growth	369,236	0.056

Partners Small Cap Growth	189,415	0.080

PIMCO Mortgage-Backed Securities	407,796	0.067

Pyramis International Equity	437,802	0.077

Wells Fargo Short Duration Government	570,017	0.065

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) (formerly known as RiverSource Service Corporation) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund’s shares. Under the agreement, the transfer agent will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”) (formerly known as RiverSource Fund Distributors, Inc.) 225 Franklin Street, Boston, MA 02110, an indirect wholly-owned subsidiary of Columbia Management, is the funds’ principal underwriter and distributor. Each fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. The Plan is a reimbursement plan whereby the fund pays the distributor a fee up to actual expenses incurred at an annual rate of up to 0.25% of the fund’s average daily net assets for Class 2 shares. These fees are not applicable to Class 1 shares.

The distribution and/or shareholder service fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund

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shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table:

Table 15. 12b-1 Fees

Fees paid during
Fund	last fiscal year
AllianceBernstein International Value	$303

American Century Diversified Bond	407

American Century Growth	83

Columbia Wanger International Equities	596

Columbia Wanger U.S. Equities	319

Eaton Vance Floating-Rate Income	864

Invesco International Growth	177

J.P. Morgan Core Bond	609

Jennison Mid Cap Growth	170

Limited Duration Credit	847

Marsico Growth	160

MFS Value	196

Mondrian International Small Cap	9

Morgan Stanley Global Real Estate	345

NFJ Dividend Value	89

Nuveen Winslow Large Cap Growth	26

Partners Small Cap Growth	63

PIMCO Mortgage-Backed Securities	291

Pyramis International Equity	27

Wells Fargo Short Duration Government	272

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

CUSTODIAN SERVICES

The fund’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan in other financial institutions as permitted by law and by the fund’s custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Statement of Additional Information – April 29, 2011	Page 81

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by Accounts of participating affiliated and unaffiliated insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor, its shareholders. The shares of a fund represent an interest in that fund’s assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 16. Fund History Table

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Columbia Funds Series Trust II(14), (15)	1/27/06		Business Trust	MA	4/30

Columbia 120/20 Contrarian Equity Fund		10/18/07			4/30	Yes

Columbia Absolute Return Currency and Income Fund		6/15/06			10/31	Yes

Columbia AMT-Free Tax-Exempt Bond Fund(19)		11/24/76			11/30	Yes

Statement of Additional Information – April 29, 2011	Page 82

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Columbia Asia Pacific ex-Japan Fund(19)		7/15/09			10/31	Yes

Columbia Diversified Bond Fund(3)		10/3/74			8/31	Yes

Columbia Diversified Equity Income Fund		10/15/90			9/30	Yes

Columbia Dividend Opportunity Fund(8)		8/1/88			6/30	Yes

Columbia Emerging Markets Bond Fund		2/16/06			10/31	No

Columbia Emerging Markets Opportunity Fund(5),(11),(19)		11/13/96			10/31	Yes

Columbia Equity Value Fund		5/14/84			3/31	Yes

Columbia European Equity Fund(5),(11)		6/26/00			10/31	Yes

Columbia Floating Rate Fund		2/16/06			7/31	Yes

Columbia Frontier Fund		12/10/84			10/31	Yes

Columbia Global Bond Fund		3/20/89			10/31	No

Columbia Global Equity Fund(5),(6),(11)		5/29/90			10/31	Yes

Columbia Global Extended Alpha Fund		8/1/08			10/31	Yes

Columbia Government Money Market Fund(17)		1/31/77			12/31	Yes

Columbia High Yield Bond Fund(3)		12/8/83			5/31	Yes

Columbia Income Builder Fund(19)		2/16/06			1/31(7)	Yes

Columbia Income Opportunities Fund		6/19/03			7/31	Yes

Columbia Inflation Protected Securities Fund		3/4/04			7/31	No

Columbia Large Core Quantitative Fund(4),(19)		4/24/03			7/31	Yes

Columbia Large Growth Quantitative Fund(19)		5/17/07			9/30	Yes

Columbia Large Value Quantitative Fund(19)		8/1/08			9/30	Yes

Columbia Limited Duration Credit Fund(19)		6/19/03			7/31	Yes

Columbia Marsico Flexible Capital Fund		9/28/10			8//31	No

Columbia Mid Cap Growth Opportunity Fund(4),(19)		6/4/57			11/30	Yes

Columbia Mid Cap Value Opportunity Fund(19)		2/14/02			9/30	Yes

Columbia Minnesota Tax-Exempt Fund		8/18/86			8/31(10)	No

Columbia Money Market Fund(19)		10/6/75			7/31	Yes

Columbia Multi-Advisor International Value Fund(11),(19)		9/28/01			10/31	Yes

Columbia Multi-Advisor Small Cap Value Fund(11),(19)		6/18/01			5/31	Yes

Columbia Portfolio Builder Aggressive Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Conservative Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Aggressive Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Conservative Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Fund		3/4/04			1/31	Yes

Columbia Recovery and Infrastructure Fund		2/19/09			4/30	No

Columbia Retirement Plus 2010 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2015 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2020 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2025 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2030 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2035 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2040 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2045 Fund		5/18/06			4/30	Yes

Columbia Select Large-Cap Value Fund(19)		4/25/97			12/31	Yes

Columbia Select Smaller-Cap Value Fund(19)		4/25/97			12/31	Yes

Columbia Seligman Communications and Information Fund(19)		6/23/83			12/31	Yes

Columbia Seligman Global Technology Fund(19)		5/23/94			10/31	Yes

Statement of Additional Information – April 29, 2011	Page 83

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Columbia Short-Term Cash Fund		9/26/06			7/31	Yes

Columbia Strategic Allocation Fund(4)		1/23/85			9/30	Yes

Columbia U.S. Government Mortgage Fund		2/14/02			5/31	Yes

Columbia Funds Variable Series Trust II(12)	9/11/07		Business Trust	MA	12/31

Columbia Variable Portfolio – Balanced Fund(4)		4/30/86				Yes

Columbia Variable Portfolio – Cash Management Fund		10/31/81				Yes

Columbia Variable Portfolio – Core Equity Fund		9/10/04				Yes

Columbia Variable Portfolio – Diversified Bond Fund(3)		10/13/81				Yes

Columbia Variable Portfolio – Diversified Equity Income Fund		9/15/99				Yes

Columbia Variable Portfolio – Dynamic Equity Fund(5),(16)		10/13/81				Yes

Columbia Variable Portfolio – Emerging Markets Opportunity Fund(4),(5),(11),(20)		5/1/00				Yes

Columbia Variable Portfolio – Global Bond Fund		5/1/96				No

Columbia Variable Portfolio – Global Inflation Protected Securities Fund(13)		9/13/04				No

Columbia Variable Portfolio – High Yield Bond Fund(3)		5/1/96				Yes

Columbia Variable Portfolio – Income Opportunities Fund		6/1/04				Yes

Columbia Variable Portfolio – International Opportunity Fund(4),(5),(11)		1/13/92				Yes

Columbia Variable Portfolio – Large Cap Growth Fund(16), (20)		9/15/99				Yes

Columbia Variable Portfolio – Limited Duration Credit Fund(20)		5/7/10				Yes

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund(4),(20)		5/1/01				Yes

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(20)		5/2/05				Yes

Columbia Variable Portfolio – S&P 500 Index Fund		5/1/00				Yes

Columbia Variable Portfolio – Seligman Global Technology Fund(20)		5/1/96				Yes

Columbia Variable Portfolio – Short Duration U.S. Government Fund(3)		9/15/99				Yes

Columbia Variable Portfolio – Select Large-Cap Value Fund(16),(20)		02/4/04				Yes

Columbia Variable Portfolio – Select Smaller-Cap Value Fund(16),(20)		9/15/99				Yes

Variable Portfolio – Aggressive Portfolio		5/7/10				Yes

Variable Portfolio – AllianceBernstein International Value Fund		5/7/10				Yes

Variable Portfolio – American Century Diversified Bond Fund		5/7/10				Yes

Variable Portfolio – American Century Growth Fund		5/7/10				Yes

Variable Portfolio – Columbia Wanger International Equities Fund		5/7/10				Yes

Variable Portfolio – Columbia Wanger U.S. Equities Fund		5/7/10				Yes

Variable Portfolio – Conservative Portfolio		5/7/10				Yes

Variable Portfolio – Davis New York Venture Fund(11), (18)		5/1/06				Yes

Variable Portfolio – Eaton Vance Floating-Rate Income Fund		5/7/10				Yes

Variable Portfolio – Goldman Sachs Mid Cap Value Fund(11), (18)		2/4/04				Yes

Variable Portfolio – Invesco International Growth Fund		5/7/10				Yes

Variable Portfolio – J.P. Morgan Core Bond Fund		5/7/10				Yes

Variable Portfolio – Jennison Mid Cap Growth Fund		5/7/10				Yes

Variable Portfolio – Marsico Growth Fund		5/7/10				Yes

Variable Portfolio – MFS Value Fund		5/7/10				Yes

Variable Portfolio – Moderate Portfolio		5/7/10				Yes

Variable Portfolio – Moderately Aggressive Portfolio		5/7/10				Yes

Variable Portfolio – Moderately Conservative Portfolio		5/7/10				Yes

Statement of Additional Information – April 29, 2011	Page 84

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Variable Portfolio – Mondrian International Small Cap Fund		5/7/10				Yes

Variable Portfolio – Morgan Stanley Global Real Estate Fund		5/7/10				No

Variable Portfolio – NFJ Dividend Value Fund		5/7/10				Yes

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund		5/7/10				Yes

Variable Portfolio – Partners Small Cap Growth Fund		5/7/10				Yes

Variable Portfolio – Partners Small Cap Value Fund(11),(18)		8/14/01				Yes

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund		5/7/10				Yes

Variable Portfolio – Pyramis International Equity Fund		5/7/10				Yes

Variable Portfolio – Wells Fargo Short Duration Government Fund		5/7/10				Yes

RiverSource California Tax-Exempt Trust	4/7/86		Business Trust	MA	8/31(10)

RiverSource California Tax-Exempt Fund		8/18/86				No

RiverSource Dimensions Series, Inc.	2/20/68, 4/8/86(1)		Corporation	NV/MN	7/31

RiverSource Disciplined Small and Mid Cap Equity Fund		5/18/06				Yes

RiverSource Disciplined Small Cap Value Fund		2/16/06				Yes

RiverSource Global Series, Inc.	10/28/88		Corporation	MN	10/31

Threadneedle Global Equity Income Fund		8/1/08				Yes

RiverSource Government Income Series, Inc.	3/12/85		Corporation	MN	5/31

RiverSource Short Duration U.S. Government Fund(3)		8/19/85				Yes

RiverSource International Managers Series, Inc.(2)	5/9/01		Corporation	MN	10/31

RiverSource Partners International Select Growth Fund(11)		9/28/01			10/31	Yes

RiverSource Partners International Small Cap Fund(11)		10/3/02			10/31	Yes

RiverSource Market Advantage Series, Inc.	8/25/89		Corporation	MN	1/31

Columbia Portfolio Builder Total Equity Fund		3/4/04				Yes

RiverSource S&P 500 Index Fund		10/25/99				Yes

RiverSource Small Company Index Fund		8/19/96				Yes

RiverSource Selected Series, Inc.	10/5/84		Corporation	MN	3/31

RiverSource Precious Metals and Mining Fund(9)		4/22/85			3/31	No

RiverSource Special Tax-Exempt Series Trust	4/7/86		Business Trust	MA	8/31(10)

RiverSource New York Tax-Exempt Fund		8/18/86				No

RiverSource Strategic Allocation Series, Inc.(2)	10/9/84		Corporation	MN	9/30

RiverSource Strategic Income Allocation Fund		5/17/07				Yes

RiverSource Tax-Exempt Income Series, Inc.(2)	12/21/78; 4/8/86(1)		Corporation	NV/MN	11/30

RiverSource Tax-Exempt High Income Fund(4)		5/7/79				Yes

RiverSource Tax-Exempt Series, Inc.	9/30/76, 4/8/86(1)		Corporation	NV/MN	11/30

RiverSource Intermediate Tax-Exempt Fund		11/13/96				Yes

Seligman Municipal Fund Series, Inc.	8/8/83		Corporation	MD	9/30

Seligman National Municipal Class		12/31/83				Yes

Seligman New York Municipal Class		1/3/84				No

Seligman Municipal Series Trust	7/25/84		Business Trust	MA	9/30

Seligman California Municipal High-Yield Series		11/20/84				No

Seligman California Municipal Quality Series		11/20/84				No

*	Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010 and April 29, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.

**	Unless otherwise noted, each fund within the registrant has the same fiscal year end as that noted for the registrant.

***	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.
(1)	Date merged into a Minnesota corporation incorporated on April 8, 1986.
(2)	Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap

Statement of Additional Information – April 29, 2011	Page 85

Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.
(3)	Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio – Bond Fund changed its name to Variable Portfolio – Diversified Bond Fund, Variable Portfolio – Extra Income Fund changed its name to Variable Portfolio – High Yield Bond Fund and Variable Portfolio – Federal Income Fund changed its name to Variable Portfolio – Short Duration U.S. Government Fund.
(4)	Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, and Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund. Variable Portfolio – Equity Select Fund changed its name to Variable Portfolio – Mid Cap Growth Fund, Variable Portfolio – Threadneedle Emerging Markets Fund changed its name to Variable Portfolio – Emerging Markets Fund, Variable Portfolio – Threadneedle International Fund changed its name to Variable Portfolio – International Opportunity Fund, and Variable Portfolio – Managed Fund changed its name to Variable Portfolio – Balanced Fund.
(5)	Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio – Capital Resource Fund changed its name to Variable Portfolio – Large Cap Equity Fund, Variable Portfolio – Emerging Markets Fund changed its name to Variable Portfolio – Threadneedle Emerging Markets Fund and Variable Portfolio – International Fund changed its name to Variable Portfolio – Threadneedle International Fund.
(6)	Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
(7)	Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.
(8)	Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.
(9)	Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.
(10)	Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.
(11)	Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio – Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio – Fundamental Value Fund; RiverSource Variable Portfolio – Select Value Fund changed its name to RiverSource Partners Variable Portfolio – Select Value Fund; and RiverSource Variable Portfolio – Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio – Small Cap Value Fund.
(12)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations. RiverSource Variable Series Trust changed its name to Columbia Funds Variable Series Trust II effective April 25, 2011.
(13)	Effective June 8, 2005, Variable Portfolio – Inflation Protected Securities Fund changed its name to Variable Portfolio – Global Inflation Protected Securities Fund.
(14)	Prior to March 7, 2011, Columbia Funds Series Trust II was known as RiverSource Series Trust. Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.
(15)	Prior to March 7, 2011, the certain of the funds were organized as series under various Minnesota and Maryland corporations.
(16)	Effective May 1, 2009, RiverSource Variable Portfolio – Growth Fund changed its name to Seligman Variable Portfolio – Growth Fund, RiverSource Variable Portfolio – Large Cap Equity Fund changed its name to RiverSource Variable Portfolio – Dynamic Equity Fund, RiverSource Variable Portfolio – Large Cap Value Fund changed its name to Seligman Variable Portfolio – Larger-Cap Value Fund, and RiverSource Variable Portfolio – Small Cap Advantage Fund changed its name to Seligman Variable Portfolio – Smaller-Cap Value Fund.
(17)	Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.
(18)	Effective May 1, 2010, RiverSource Partners Variable Portfolio – Fundamental Value Fund changed its name to Variable Portfolio – Davis New York Venture Fund; RiverSource Partners Variable Portfolio – Select Value Fund changed its name to Variable Portfolio – Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio – Small Cap Value Fund changed its name to Variable Portfolio – Partners Small Cap Value Fund.
(19)	Effective Sept. 27, 2010, RiverSource Limited Duration Bond Fund changed its name to Columbia Limited Duration Credit Fund; RiverSource Mid Cap Growth Fund changed its name to Columbia Mid Cap Growth Opportunity Fund; Threadneedle Emerging Markets Fund changed its name to Columbia Emerging Markets Opportunity Fund; RiverSource Income Builder Basic Income Fund changed its name to Columbia Income Builder Fund; RiverSource Partners International Select Value Fund changed its name to Columbia Multi-Advisor International Value Fund; Threadneedle Asia Pacific Fund changed its name to Columbia Asia Pacific ex-Japan Fund; RiverSource Disciplined Large Cap Growth Fund changed its name to Columbia Large Growth Quantitative Fund; RiverSource Disciplined Large Cap Value Fund changed its name to Columbia Large Value Quantitative Fund; RiverSource Mid Cap Value Fund changed its name to Columbia Mid Cap Value Opportunity Fund; RiverSource Disciplined Equity Fund changed its name to Columbia Large Core Quantitative Fund; RiverSource Partners Small Cap Value Fund changed its name to Columbia Multi-Advisor Small Cap Value Fund; RiverSource Cash Management Fund changed its name to Columbia Money Market Fund; RiverSource Tax-Exempt Bond Fund changed its name to Columbia AMT-Free Tax-Exempt Bond Fund; Seligman Communications and Information Fund, Inc. changed its name to Columbia Seligman Communications and Information Fund, Inc.; Seligman Global Technology Fund changed its name to Columbia Seligman Global Technology Fund; Seligman Large-Cap Value Fund changed its name to Columbia Select Large-Cap Value Fund; and Seligman Smaller-Cap Value Fund changed its name to Columbia Select Smaller-Cap Value Fund.

(20)	Effective May 2, 2011, Seligman Variable Portfolio – Growth Fund changed its name to Columbia Variable Portfolio – Large Cap Growth Fund; Seligman Variable Portfolio – Smaller Cap Value Fund changed its name to Columbia Variable Portfolio – Select Smaller-Cap Value Fund; Threadneedle Variable Portfolio – Emerging Markets Fund changed its name to Columbia Variable Portfolio – Emerging Markets Opportunity Fund; RiverSource Variable Portfolio – Mid Cap Growth Fund changed its name to Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund; Seligman Variable Portfolio – Larger Cap Value Fund changed its name to Columbia Variable Portfolio – Select Large-Cap Value Fund; RiverSource Variable Portfolio – Limited Duration Bond Fund changed its name to Columbia Variable Portfolio – Limited Duration Credit Fund; RiverSource Variable Portfolio – Mid Cap Value Fund changed its name to Columbia Variable Portfolio – Mid Cap Value Opportunity Fund; and Seligman Global Technology Portfolio changed its name to Columbia Variable Portfolio – Seligman Global Technology Fund.

Statement of Additional Information – April 29, 2011	Page 86

Board Members and Officers

Shareholders elect a Board that oversees a fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund’s Board members. Each Board member oversees 125 Columbia, RiverSource Seligman and Threadneedle funds. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Table 17. Board Members

Independent Board Members

	Position held		Other present or past
	with funds and	Principal occupation	directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Audit, Board Governance, Compliance, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Audit, Investment Review

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Audit, Investment Review

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Executive, Investment Review

Statement of Additional Information – April 29, 2011	Page 87

Board Member Affiliated with Investment Manager*

	Position held		Other present or past
	with funds and	Principal occupation	directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the fund’s other officers are:

Table 18. Fund Officers

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President and Principle Executive Officer since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 – December 2004; President, Columbia Legacy Funds, Liberty Funds and Stein Roe Funds, February 2004 – October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006 – 2009 and Vice President – Operations and Compliance, 2004-2006); Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Statement of Additional Information – April 29, 2011	Page 88

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer and Chief Financial Officer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President since 4/14/11 and Chief Legal Officer since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Secretary of Legacy RiverSource Funds December 2006 to April 2011

Mike Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/1/10	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/14/11 and Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 – April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 - May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/14/11	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/14/11	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds since January 2007

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/14/11 and Assistant Treasurer since 1/4/99	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, Feb. 1998 to May 2010

Statement of Additional Information – April 29, 2011	Page 89

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/14/11	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/14/11 and Assistant Secretary since 11/11/08	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/14/11 and Assistant Secretary since 5/1/10	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America from June 2005 to April 2010

Responsibilities of Board with respect to fund management
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates

Statement of Additional Information – April 29, 2011	Page 90

nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included in Table 8.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
Audit
		For Profit;	Non-Profit;					Committee;
		CIO/CFO;	Government;		Legal;			Financial
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Expert
Blatz	MN		X		X	X

Carlton	NY			X	X			X

Flynn	MA						X

Lewis	MN		X				X

Maher	CT	X		X				X

Paglia	NY	X		X				X

Richie	MI	X			X

Taunton-Rigby	MA	X		X				X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. The committee held 6 meetings during the last fiscal year.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds’ CCO to meet with independent Board members on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

Executive Committee — Acts for the Board between meetings of the Board. The committee did not hold any meetings during the last fiscal year.

Investment Review Committee — Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 5 meetings during the last fiscal year.

Statement of Additional Information – April 29, 2011	Page 91

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures. The committee held 8 meetings during the last fiscal year.

Board Member Holdings

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2010 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

Table 19. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2010:

	Aggregate dollar range
	of equity securities of all
	Funds overseen by
Board Member	Board Member
Kathleen Blatz	Over $	100,000

Pamela G. Carlton	Over $	100,000*

Patricia M. Flynn	Over $	100,000*

Stephen R. Lewis, Jr.	Over $	100,000*

John F. Maher	Over $	100,000*

Catherine James Paglia	Over $	100,000*

Leroy C. Richie	Over $	100,000

Alison Taunton-Rigby	Over $	100,000

William F. Truscott	Over $	100,000

*	Includes deferred compensation invested in share equivalents.

Statement of Additional Information – April 29, 2011	Page 92

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the Fund Family in the fiscal year ended Dec. 31, 2010.

Table 20. Board Member Compensation — All Funds

	Total Cash Compensation from
Board Member(a)	Fund Family paid to Board Member
Kathleen Blatz	$201,227

Arne H. Carlson(c)	226,354

Pamela G. Carlton	196,227

Patricia M. Flynn	210,475	(b)

Anne P. Jones(d)	203,727

Jeffrey Laikind(e)	189,890	(b)

Stephen R. Lewis, Jr.	400,503	(b)

John F. Maher	210,000	(b)

Catherine James Paglia	203,727

Leroy C. Richie	198,727

Alison Taunton-Rigby	198,727

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

(b)	Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $110,000, $145,938, $86,000 and $210,000, respectively. Amount deferred by fund is set forth in Table 21. Additional information regarding the deferred compensation plan is described below.

(c)	Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(d)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

(e)	Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the independent Board members, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2011, the Board’s Chair will receive total annual cash compensation of $435,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more Columbia, RiverSource, Seligman or Threadneedle funds in the fund family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as

Statement of Additional Information – April 29, 2011	Page 93

amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Compensation from each fund. The following table shows the compensation paid to the independent Board members from each fund during the fiscal year ended Dec. 31, 2010.

Table 21. Board Member Compensation — Individual Funds

	Aggregate Compensation from Fund
											Taugnton
Fund	Blatz	Carlson(a)	Carlton	Flynn	Jones(b)	Laikind(c)	Lewis	Maher	Paglia	Richie	Rigby	Total
Alliance Bernstein International Value — total	1,315	1,519	1,284	1,339	1,315	1,148	2,633	1,366	1,315	1,284	1,284	15,802
Amount deferred	0	0	0	711	0	887	569	1,366	0	0	0

American Century Diversified Bond — total	2,109	2,450	2,060	2,144	2,109	1,807	4,236	2,170	2,109	2,061	2,061	25,316
Amount deferred	0	0	0	1,133	0	1,394	911	2,170	0	0	0

American Century Growth — total	1,836	2,110	1,794	1,870	1,837	1,590	3,650	1,916	1,837	1,794	1,794	22,028
Amount deferred	0	0	0	996	0	1,229	789	1,916	0	0	0

Columbia Wanger International Equities — total	547	628	535	559	547	485	1,083	576	548	535	535	6,578
Amount deferred	0	0	0	299	0	376	235	576	0	0	0

Columbia Wanger U.S. Equities — total	654	750	639	665	654	563	1,299	683	654	639	639	7,839
Amount deferred	0	0	0	254	0	436	281	683	0	0	0

Eaton Vance Floating-Rate Income — total	851	984	832	868	851	741	1,694	886	851	832	832	10,222
Amount deferred	0	0	0	462	0	573	367	886	0	0	0

Invesco International Growth — total	1,733	2,000	1,694	1,765	1,733	1,516	3,458	1,805	1,733	1,693	1,693	20,823
Amount deferred	0	0	0	940	0	1,172	748	1,805	0	0	0

J.P. Morgan Core Bond — total	1,919	2,225	1,875	1,952	1,919	1,651	3,843	1,981	1,919	1,875	1,875	23,034
Amount deferred	0	0	0	1,034	0	1,275	828	1,981	0	0	0

Jennison Mid Cap Growth — total	875	1,006	855	891	875	756	1,740	912	875	855	855	10,495
Amount deferred	0	0	0	474	0	585	376	912	0	0	0

Limited Duration Credit — total	2,412	2,812	2,354	2,446	2,411	2,032	4,880	2,456	2,411	2,354	2,354	28,922
Amount deferred	0	0	0	1,285	0	1,565	1,045	2,456	0	0	0

Marsico Growth — total	1,659	1,902	1,621	1,690	1,659	1,441	3,285	1,736	1,659	1,621	1,621	19,894
Amount deferred	0	0	0	902	0	1,115	711	1,736	0	0	0

MFS Value — total	1,503	1,751	1,467	1,525	1,504	1,269	3,050	1,532	1,503	1,467	1,467	18,038
Amount deferred	0	0	0	801	0	977	654	1,532	0	0	0

Mondrian International Small Cap — total	314	362	306	319	314	274	627	326	314	306	306	3,768
Amount deferred	0	0	0	170	0	212	135	326	0	0	0

Morgan Stanley Global Real Estate — total	395	456	385	402	395	345	788	411	395	385	385	4,742
Amount deferred	0	0	0	214	0	266	170	411	0	0	0

NFJ Dividend Value — total	1,519	1,768	1,482	1,540	1,519	1,283	3,081	1,548	1,519	1,482	1,482	18,223
Amount deferred	0	0	0	809	0	988	660	1,548	0	0	0

Nuveen Winslow Large Cap Growth — total	1,243	1,426	1,215	1,265	1,243	1,078	2,465	1,298	1,243	1,215	1,215	14,906
Amount deferred	0	0	0	674	0	834	533	1,298	0	0	0

Partners Small Cap Growth — total	439	511	427	443	439	356	897	440	439	428	428	5,247
Amount deferred	0	0	0	230	0	273	191	440	0	0	0

Statement of Additional Information – April 29, 2011	Page 94

	Aggregate Compensation from Fund
											Taugnton
Fund	Blatz	Carlson(a)	Carlton	Flynn	Jones(b)	Laikind(c)	Lewis	Maher	Paglia	Richie	Rigby	Total
PIMCO Mortgage-Backed Securities — total	1,182	1,365	1,156	1,204	1,182	1,029	2,352	1,230	1,182	1,156	1,156	14,194
Amount deferred	0	0	0	641	0	795	509	1,230	0	0	0

Pyramis International Equity — total	1,074	1,240	1,049	1,093	1,074	939	2,147	1,117	1,074	1,049	1,049	12,905
Amount deferred	0	0	0	582	0	726	464	1,117	0	0	0

Wells Fargo Short Duration Government — total	1,706	1,970	1,668	1,737	1,706	1,483	3,394	1,774	1,706	1,668	1,668	20,480
Amount deferred	0	0	0	925	0	1,147	734	1,775	0	0	0

(a)	Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(b)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

(c)	Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Control Persons and Principal Holders of Securities

For each fund, all shares are held by the investment manager, through its initial capital investment, and affiliated fund-of-funds.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the

Statement of Additional Information – April 29, 2011	Page 95

U.S. Supreme Court (“Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Independent Registered Public Accounting Firm

The financial statements have been audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.

Statement of Additional Information – April 29, 2011	Page 96

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings
A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Statement of Additional Information – April 29, 2011	A-1

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings
Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings
Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Statement of Additional Information – April 29, 2011	A-2

Investment Grade
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade
BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Statement of Additional Information – April 29, 2011	A-3

Standard & Poor’s Muni Bond and Note Ratings
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Statement of Additional Information – April 29, 2011	A-4

Fitch’s Short-Term Ratings
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

S-6546-20 C (4/11)

Statement of Additional Information – April 29, 2011	A-5

STATEMENT OF ADDITIONAL INFORMATION
April 29, 2011

Columbia Funds Variable Series Trust II (formerly known as RiverSource Variable Series Trust)
Variable Portfolio — Aggressive Portfolio
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Moderately Conservative Portfolio

Each fund offers Class 2 and Class 4 shares.

This is the Statement of Additional Information (“SAI”) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI. Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Portfolio of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, or annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), c/o Columbia Management Investment Services Crop., P.O. Box 8081, Boston, MA 02266-8081 or call 800.345.6611.

Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

Fundamental and Nonfundamental Investment Policies	p. 2
Investment Strategies and Types of Investments of the Funds	p. 3
Information Regarding Risks and Investment Strategies	p. 5
Securities Transactions	p. 33
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 36
Valuing Fund Shares	p. 36
Portfolio Holdings Disclosure	p. 37
Proxy Voting	p. 39
Investing in a Fund	p. 41
Selling Shares	p. 42
Capital Loss Carryover	p. 42
Taxes	p. 42
Service Providers	p. 43
Organizational Information	p. 47
Board Members and Officers	p. 53
Control Persons and Principal Holders of Securities	p. 60
Information Regarding Pending and Settled Legal Proceedings	p. 60
Independent Registered Public Accounting Firm	p. 61
Appendix A: Description of Ratings	p. A-1

List of Tables

1.	Fund Fiscal Year Ends and Investment Categories	p. 2
2.	Investment Strategies and Types of Investments of the Underlying Funds	p. 3
3.	Turnover Rates	p. 35
4.	Nonadvisory Expenses	p. 43
5.	Portfolio Managers	p. 44
6.	Administrative Fees	p. 46
7.	12b-1 Fees	p. 47
8.	Fund History Table	p. 48
9.	Board Members	p. 53
10.	Fund Officers	p. 54
11.	Board Member Holdings — All Funds	p. 58
12.	Board Member Compensation — All Funds	p. 59

Statement of Additional Information – April 29, 2011	Page 1

Throughout this SAI, the funds are referred to as follows:

Variable Portfolio — Aggressive Portfolio (Aggressive Portfolio)
Variable Portfolio — Conservative Portfolio (Conservative Portfolio)
Variable Portfolio — Moderate Portfolio (Moderate Portfolio)
Variable Portfolio — Moderately Aggressive Portfolio (Moderately Aggressive Portfolio)
Variable Portfolio — Moderately Conservative Portfolio (Moderately Conservative Portfolio)

Aggressive Portfolio, Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Moderately Conservative Portfolio are singularly and collectively, where the context requires, referred to as either “the fund,” “each fund” or “the funds.” The funds in which these funds invest are referred to as the “underlying funds” or “acquired funds.”

The table that follows lists each fund’s fiscal year end and investment category.

Table 1. Fund Fiscal Year Ends and Investment Categories

Fund	Fiscal Year End	Fund Investment Category
Aggressive Portfolio	December 31	Fund-of-funds — equity

Conservative Portfolio	December 31	Fund-of-funds — fixed income

Moderate Portfolio	December 31	Fund-of-funds — equity

Moderately Aggressive Portfolio	December 31	Fund-of-funds — equity

Moderately Conservative Portfolio	December 31	Fund-of-funds — fixed income

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund may invest its assets in open-end management investment companies (i.e. underlying funds) that may have similar investment objectives, policies, and restrictions as the fund. Fund-of-funds, such as the funds, invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund’s investment structure.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

For each fund:

•	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

•	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

•	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

•	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

•	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign

Statement of Additional Information – April 29, 2011	Page 2

currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

•	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•	The Fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

•	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

Investment Strategies and Types of Investments of the Funds

The funds seek their investment objectives by investing in a combination of underlying funds and in derivative instruments. A description of the risks associated with the funds’ investments in the underlying funds and derivatives follows Table 2. This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of an underlying fund. For a description of principal risks for an individual underlying fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Table 2 below describes the various investment strategies and types of investments the underlying funds are allowed to engage in by asset class as described in the fund’s prospectus. A black circle indicates that the investment strategy or type of investment is generally authorized for that asset class. Exceptions are noted in the footnotes to the table.

Table 2. Investment Strategies and Types of Investments of the Underlying Funds

Authorized for underlying fund
Investment Strategy	Cash	Equity	Fixed Income

Agency and government securities	•	•	•

Borrowing	•	•	•

Cash/money market instruments	•	•	•

Collateralized bond obligations	—	•	•

Commercial paper	•	•	•

Common stock	—	•	•

Convertible securities	—	•	•

Corporate bonds	A	•	•

Debt obligations	•	•	•

Depositary receipts	—	•	•

Derivative instruments	—	•	•

Exchange-traded funds	—	•	•

Statement of Additional Information – April 29, 2011	Page 3

Authorized for underlying fund
Investment Strategy	Cash	Equity	Fixed Income

Floating rate loans	—	—	•

Foreign currency transactions	—	•	•

Foreign securities	•	•	•

Funding agreements	•	•	•

High yield debt securities (junk bonds)	—	•	•

Illiquid and restricted securities	•	•	•

Indexed securities	—	•	•

Inflation protected securities	—	•	•

Initial Public Offerings (IPOs)	•	•	•

Inverse floaters	—	—	•

Investment companies	•	•	•

Lending of portfolio securities	•	•	•

Loan participations	—	•	•

Mortgage- and asset-backed securities	•	•	•

Mortgage dollar rolls	—	•	•

Municipal obligations	—	•	•

Pay-in-kind securities	—	•	•

Preferred stock	—	•	•

Real estate investment trusts	—	•	•

Repurchase agreements	•	•	•

Reverse repurchase agreements	•	•	•

Short sales	—	B	B

Sovereign debt	•	•	•

Structured investments	—	•	•

Swap agreements	—	•	•

Variable- or floating-rate securities	•	•	•

Warrants	—	•	•

When-issued securities and forward commitments	—	•	•

Zero-coupon and step-coupon securities	•	•	•

A	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

B	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Statement of Additional Information – April 29, 2011	Page 4

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics applicable to the underlying funds and, where noted, applicable to the funds. Because the funds invest in the underlying funds, the funds will be subject to the same risks as the underlying funds in direct proportion to the allocation of the funds’ assets among the underlying funds. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. The funds and certain of the underlying funds are actively managed; performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Affiliated Fund Risk. For fund-of-funds, such as the funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Allocation Risk. For fund-of-funds and funds using an asset allocation strategy, the risk that the investment manager’s evaluations regarding asset classes or underlying fund, and the funds’ allocations thereto, may be incorrect. Because the assets of the fund will be invested in underlying funds or asset classes, the fund’s investment performance is directly related to the investment performance of the underlying funds or asset classes in which it invests. The ability of the fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds or asset classes realize their investment objectives. There is no guarantee that the underlying funds or asset classes will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, the fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Borrowing Risk. For the funds and underlying funds, to the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market

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and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Counterparty Risk. For the funds and certain of the underlying funds, counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. The funds and certain of the underlying funds may invest in derivatives. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may led to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

Derivatives Risk-Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can

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involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk-Foreign Forward Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Derivatives Risk-Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks.”

Derivatives Risk-Forward Rate Agreements. The Fund may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including Counterparty Credit Risk, hedging risk and Interest Rate Risk.

Derivatives Risk-Futures Contracts. The Fund may enter into futures contracts, including currency, bond, index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk-Interest Rate Swaps. The Fund may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to Counterparty Credit Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

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Derivatives Risk-Options. The Fund may enter into option transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. These transactions involve risk, including correlation risk, Counterparty Credit risk, hedging risk and Leverage Risk.

Derivatives Risk-Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The fund’s exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign

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securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s portfolio managers upon their credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade fixed-income securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be

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limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the fund’s portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn, would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which

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may increase Fund expenses. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Non-Diversification Risk. The funds are diversified funds. Certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, geographic regions, or concentrates in a particular issuer, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuer, geographic region, industry or sector in which it invests than funds that do not emphasize particular issuers, geographic regions, industries or sectors. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have

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experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include Credit Risk and Risks of Foreign/Emerging Markets Investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risks of Underlying Funds Selection. By investing in a combination of underlying funds, the funds have exposure to the risks of many areas of the market. Additionally, because each fund is structured with a different risk/return profile, the risks are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. A description of the more common principal risks to which the underlying funds (and thus, the funds) are subject to are identified in the funds’ prospectus.

Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. The fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

INVESTMENT STRATEGIES

As described in the funds’ prospectus, the funds seek their investment objectives by investing in a combination of underlying funds and in derivative instruments. The following information supplements the discussion of each underlying fund’s investment objectives and strategies that are described in the funds’ prospectus. The following describes strategies that underlying funds, and where noted the funds, may use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments of the Underlying Funds to see which are applicable to various categories of funds.

Agency and Government Securities
The U.S. government, its agencies and instrumentalities, and government sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

*	On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

Borrowing
For the funds and the underlying funds, if the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

Cash/Money Market Instruments
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the Columbia funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These

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instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling

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interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments
The funds and certain of the underlying funds may invest in derivatives. Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of

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derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date

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(within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price

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movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counter Party Risk, Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund’s ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

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Floating Rate Loans
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor

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to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

Foreign Currency Transactions
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the

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U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections

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afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments

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in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid

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secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that

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taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. The funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

Inverse Floaters
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies
For the funds and the underlying funds, investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities
For the funds and the underlying funds, to generate additional income, a fund may lend up to 33%, or such lower percentage specified by the fund or investment manager of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest

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earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the fund with respect to the management of such collateral. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The investment manager is not responsible for any loss incurred by the funds in connection with the securities lending program.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may

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adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that

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the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

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Reverse Repurchase Agreements
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

Short Sales
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured

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investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral

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financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from

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those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Variable- or Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

The funds will invest in a combination of underlying funds and in derivative instruments. To the extent that the funds invest their assets in underlying funds, the funds will not pay any commissions for purchases and sales. Each fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. With respect to the underlying funds, in determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection
In selecting broker-dealers to execute transactions for the underlying funds, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds and the underlying funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars
As stated above, to the extent that the funds invest their assets in underlying funds, the funds will not pay any commissions for purchases and sales. The following applies to the underlying funds. Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information;

Statement of Additional Information – April 29, 2011	Page 33

accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions
Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation
When the Funds invest in the underlying funds, they do so at the underlying funds’ NAVs. Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

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Certain Investment Limitations
From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund’s, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

With the exception of the funds listed below, the funds did not pay brokerage commissions for the fiscal period from May 7, 2010 (when the funds became available) to Dec. 31, 2010. Substantially all firms through whom transactions were executed provide research services.

For the fiscal period from May 7, 2010 to Dec. 31, 2010, Aggressive Portfolio paid $5 and Conservative Portfolio paid $3 in total brokerage commissions.

No transactions were directed to brokers because of research services provided to the funds.

As of the end of the most recent fiscal period, the funds held no securities of its regular brokers or dealers or the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The table below shows turnover rates since inception of the funds. High turnover rates may result in higher brokerage expenses and taxes.

Table 3. Turnover Rates

Turnover Rate
Fund	2010(a)
Aggressive Portfolio	$20%

Conservative Portfolio	28%

Moderate Portfolio	20%

Moderately Aggressive Portfolio	18%

Moderately Conservative Portfolio	29%

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

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Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid by a fund since inception to brokers affiliated with the fund’s investment manager.

Valuing Fund Shares

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described below.

In determining net assets before shareholder transactions, a fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the “Exchange”):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•	Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•	Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•	Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

•	Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•	Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•	Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•	When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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Portfolio Holdings Disclosure

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures
The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•	For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

•	For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•	For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.

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In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the website (columbiamanagement.com), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.

Other Disclosures
The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

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The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements:
In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Frequency of
Identity of recipient	Conditions/Restrictions on use of information	disclosure

Bitlathe	Website support for fund performance disclosure	Monthly
BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily
Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed
Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed
Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily
Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily
Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly
RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily
Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures apply only to the funds and portfolios (the “Funds”) that historically bore the RiverSource or Seligman brands, including those renamed to bear the “Columbia” brand effective September 27, 2010.

The Funds uphold a long tradition of supporting sound and principled corporate governance. For more than 30 years, the Funds’ Boards of Trustees/Directors (“Board”), which consist of a majority of independent Board members, has determined policies and voted proxies. The Funds’ investment manager and administrator, Columbia Management Investment Advisers, LLC (“Columbia Management”), provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•	In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

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•	The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense mechanisms
The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis,

Auditors
The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management compensation issues
The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and corporate policy issues
The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a Fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to address any conflicts between interests of a Fund’s shareholders and those of Columbia Management or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the Proxy Team relies on Columbia Management investment personnel (or the investment personnel of a Fund’s subadviser(s)) and information obtained from an independent research firm. The Proxy Team makes the recommendation in writing. The Board Chair or other Board members who are independent from the investment manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the

Statement of Additional Information – April 29, 2011	Page 40

company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in countries outside the United States (non-U.S. countries)
Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on loan
The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the Funds’ ownership position is more significant, the Board has established a guideline to direct Columbia Management to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in affiliated funds
Certain Funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the Columbia funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through www.columbiamanagement.com or searching the website of the SEC at www.sec.gov.

Investing in a Fund

The funds are offered to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated life insurance companies. Accounts may not buy (nor will they own) shares of the fund directly. Accounts invest by buying an annuity contract or life insurance policy and allocating purchase payments to the Account that invests in the fund. Your purchase price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the Account and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in an Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the Accounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

Statement of Additional Information – April 29, 2011	Page 41

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among Accounts as well as surrenders and withdrawals.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in its sole discretion.

Selling Shares

A fund will sell any shares presented by the shareholders (Accounts of participating insurance companies) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board of the funds and the underlying funds can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

Each fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file a “Partnership Return of Income”. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund’s items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The funds will not need to make distributions to their shareholders to preserve their tax status.

The funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. Under a safe harbor for separate accounts in Section 817(h) of the Code and Section 1.817-5(b)(2) of the Treasury Regulations, (a) at least 50% of the market value of the fund’s total assets must be represented by cash and cash items (including receivables), Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the fund, including the separate account’s proportionate share of the assets of the

Statement of Additional Information – April 29, 2011	Page 42

fund, can be in cash, cash items (including receivables), government securities and securities of other regulated investment companies.

If the fund does not qualify for the safe harbor test, an alternative diversification test is provided for in Section 1.817-5(b)(1). Under this test, no more than 55% of the value of total assets can be invested in one security, no more than 70% of the value of total assets can be invested in two securities, no more than 80% of the value of total assets can be invested in three securities, no more than 90% of the value of total assets can be invested in four securities. For purposes of the latter diversification requirement, the fund’s beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The funds intend to meet such requirements.

The partners or owners of the funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation and to the extent possible, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

The funds do not pay the investment manager a direct fee for investment management services. Under the agreement, the funds will pay taxes, brokerage commissions (if any) and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants’ fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund’s participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

Table 4. Nonadvisory Expenses

Nonadvisory Expenses
Fund	2010(a)
Aggressive Portfolio	$(1,505,826)

Conservative Portfolio	(543,162)

Moderate Portfolio	(6,830,527)

Moderately Aggressive Portfolio	(4,327,329)

Moderately Conservative Portfolio	(1,472,733)

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

Manager of Managers Exemption
The Funds managed by Columbia Management have received an order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of

Statement of Additional Information – April 29, 2011	Page 43

a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses the nature of any material relationships it has with a subadviser to the Board.

Portfolio Managers. The following provides information about the funds’ portfolio managers as of Dec. 31, 2010.

Table 5. Portfolio Managers

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account(a)	Total Net Assets	Accounts(b)	Shares(c)	of Interest	Compensation

Aggressive Portfolio	Colin J. Lundgren	20 RICs 14 other accounts	$51.36 billion $277.53 million	2 RICs ($1.6 B)	None	(1)	(2)

	Gene R. Tannuzzo	16 RICs 2 other accounts	$40.73 billion $0.09 million	None

	Kent M. Bergene	32 RICs 7 other accounts	$43.21 billion $1.66 million	1 RIC ($1.04 M)		(1)	(3)

Conservative Portfolio	Colin J. Lundgren	20 RICs 14 other accounts	$52.36 billion $277.53 million	2 RICs ($1.6 B)	None	(1)	(2)

	Gene R. Tannuzzo	16 RICs 2 other accounts	$41.73 billion $0.09 million	None

	Kent M. Bergene	32 RICs 7 other accounts	$44.21 billion $1.66 million	1 RIC ($1.04 M)		(1)	(3)

Moderate Portfolio	Colin J. Lundgren	20 RICs 14 other accounts	$36.33 billion $277.53 million	2 RICs ($1.6 B)	None	(1)	(2)

	Gene R. Tannuzzo	16 RICs 2 other accounts	$25.70 billion $0.09 million	None

	Kent M. Bergene	32 RICs 7 other accounts	$28.18 billion $1.66 million	1 RIC ($1.04 M)		(1)	(3)

Moderately Aggressive Portfolio	Colin J. Lundgren	20 RICs 14 other accounts	$42.77 billion $277.53 million	2 RICs ($1.6 B)	None	(1)	(2)

	Gene R. Tannuzzo	16 RICs 2 other accounts	$32.14 billion $0.09 million	None

	Kent M. Bergene	32 RICs 7 other accounts	$34.62 billion $1.66 million	1 RIC ($1.04 M)		(1)	(3)

Moderately Conservative Portfolio	Colin J. Lundgren	20 RICs 14 other accounts	$49.62 billion $277.53 million	2 RICs ($1.6 B)	None	(1)	(2)

	Gene R. Tannuzzo	16 RICs 2 other accounts	$38.99 billion $0.09 million	None

	Kent M. Bergene	32 RICs 7 other accounts	$41.47 billion $1.66 million	1 RIC ($1.04 M)		(1)	(3)

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

Potential Conflicts of Interest:

(1)	Management of the fund-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

Because of the structure of the fund-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

• In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the fund-of-funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

• Columbia Management and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

• Columbia Management monitors the performance of the underlying funds and may, from time to time, recommend to the Board of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying

Statement of Additional Information – April 29, 2011	Page 44

fund. In addition, Columbia Management may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

Structure of Compensation:

(2)	Portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

Exceptions to this general compensation approach exist for certain teams and individuals.

(3)	The compensation of specified portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Bergene, may include developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia funds.

Statement of Additional Information – April 29, 2011	Page 45

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with the investment manager. Under this agreement, the fund pays the investment manager for providing administration and accounting services. Prior to Jan. 1, 2011, the funds’ Administrative Services Agreement was with Ameriprise Financial. The fee paid is 0.020% on all asset levels and is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid since inception are shown in the table below.

Table 6. Administrative Fees

Administrative Services
Fees Paid In:
Fund	2010(a)
Aggressive Portfolio	$313,085

Conservative Portfolio	244,187

Moderate Portfolio	1,937,249

Moderately Aggressive Portfolio	1,221,792

Moderately Conservative Portfolio	525,486

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the “transfer agent”) located at 225 Franklin Street, Boston, MA 02110. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund’s shares. The transfer agent may hire third parties to perform services under this agreement. Subject to the Boards approval, under the agreement, the funds do not pay a direct fee for transfer agency services.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the distributor), 225 Franklin Street, Boston, MA 02110, an indirect, wholly-owned subsidiary of Columbia Management, is the funds’ principal underwriter and distributor. Each fund’s shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and/or servicing, each fund approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. The Plan is a reimbursement plan whereby, the fund pays a fee applicable to Class 2 and Class 4 shares up to actual expenses incurred at an annual rate of up to 0.25% of the fund’s average daily net assets.

The distribution and/or shareholder service fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Statement of Additional Information – April 29, 2011	Page 46

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table.

Table 7. 12b-1 Fees

Fees paid during
Fund	last fiscal year(a)
Aggressive Portfolio

Class 2	$187,106

Class 4	3,726,765

Conservative Portfolio

Class 2	187,275

Class 4	2,865,302

Moderate Portfolio

Class 2	1,530,437

Class 4	22,687,120

Moderately Aggressive Portfolio

Class 2	900,446

Class 4	14,373,178

Moderately Conservative Portfolio

Class 2	469,340

Class 4	6,099,761

(a)	For the period from May 7, 2010 (when the fund became available) to Dec. 31, 2010.

CUSTODIAN SERVICES

The fund’s securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund’s assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund’s management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

Statement of Additional Information – April 29, 2011	Page 47

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 8. Fund History Table

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Columbia Funds Series Trust II(14),(15)	1/27/06		Business Trust	MA	4/30

Columbia 120/20 Contrarian Equity Fund		10/18/07			4/30	Yes

Columbia Absolute Return Currency and Income Fund		6/15/06			10/31	Yes

Columbia AMT-Free Tax-Exempt Bond Fund(19)		11/24/76			11/30	Yes

Columbia Asia Pacific ex-Japan Fund(19)		7/15/09			10/31	Yes

Columbia Diversified Bond Fund(3)		10/3/74			8/31	Yes

Columbia Diversified Equity Income Fund		10/15/90			9/30	Yes

Columbia Dividend Opportunity Fund(8)		8/1/88			6/30	Yes

Columbia Emerging Markets Bond Fund		2/16/06			10/31	No

Columbia Emerging Markets Opportunity Fund(5),(11),(19)		11/13/96			10/31	Yes

Columbia Equity Value Fund		5/14/84			3/31	Yes

Columbia European Equity Fund(5),(11)		6/26/00			10/31	Yes

Columbia Floating Rate Fund		2/16/06			7/31	Yes

Columbia Frontier Fund		12/10/84			10/31	Yes

Columbia Global Bond Fund		3/20/89			10/31	No

Columbia Global Equity Fund(5),(6),(11)		5/29/90			10/31	Yes

Columbia Global Extended Alpha Fund		8/1/08			10/31	Yes

Columbia Government Money Market Fund(17)		1/31/77			12/31	Yes

Columbia High Yield Bond Fund(3)		12/8/83			5/31	Yes

Columbia Income Builder Fund(19)		2/16/06			1/31(7)	Yes

Columbia Income Opportunities Fund		6/19/03			7/31	Yes

Columbia Inflation Protected Securities Fund		3/4/04			7/31	No

Statement of Additional Information – April 29, 2011	Page 48

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Columbia Large Core Quantitative Fund(4),(19)		4/24/03			7/31	Yes

Columbia Large Growth Quantitative Fund(19)		5/17/07			9/30	Yes

Columbia Large Value Quantitative Fund(19)		8/1/08			9/30	Yes

Columbia Limited Duration Credit Fund(19)		6/19/03			7/31	Yes

Columbia Marsico Flexible Capital Fund		9/28/10			8/31	No

Columbia Mid Cap Growth Opportunity Fund(4),(19)		6/4/57			11/30	Yes

Columbia Mid Cap Value Opportunity Fund(19)		2/14/02			9/30	Yes

Columbia Minnesota Tax-Exempt Fund		8/18/86			8/31(10)	No

Columbia Money Market Fund(19)		10/6/75			7/31	Yes

Columbia Multi-Advisor International Value Fund(11),(19)		9/28/01			10/31	Yes

Columbia Multi-Advisor Small Cap Value Fund(11),(19)		6/18/01			5/31	Yes

Columbia Portfolio Builder Aggressive Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Conservative Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Aggressive Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Conservative Fund		3/4/04			1/31	Yes

Columbia Portfolio Builder Moderate Fund		3/4/04			1/31	Yes

Columbia Recovery and Infrastructure Fund		2/19/09			4/30	No

Columbia Retirement Plus 2010 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2015 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2020 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2025 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2030 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2035 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2040 Fund		5/18/06			4/30	Yes

Columbia Retirement Plus 2045 Fund		5/18/06			4/30	Yes

Columbia Select Large-Cap Value Fund(19)		4/25/97			12/31	Yes

Columbia Select Smaller-Cap Value Fund(19)		4/25/97			12/31	Yes

Columbia Seligman Communications and Information Fund(19)		6/23/83			12/31	Yes

Columbia Seligman Global Technology Fund(19)		5/23/94			10/31	Yes

Columbia Short-Term Cash Fund		9/26/06			7/31	Yes

Columbia Strategic Allocation Fund(4)		1/23/85			9/30	Yes

Columbia U.S. Government Mortgage Fund		2/14/02			5/31	Yes

Columbia Funds Variable Series Trust II(12)	9/11/07		Business Trust	MA	12/31

Columbia Variable Portfolio – Balanced Fund(4)		4/30/86				Yes

Columbia Variable Portfolio – Cash Management Fund		10/31/81				Yes

Columbia Variable Portfolio – Core Equity Fund		9/10/04				Yes

Columbia Variable Portfolio – Diversified Bond Fund(3)		10/13/81				Yes

Columbia Variable Portfolio – Diversified Equity Income Fund		9/15/99				Yes

Columbia Variable Portfolio – Dynamic Equity Fund(5),(16)		10/13/81				Yes

Columbia Variable Portfolio – Emerging Markets Opportunity Fund(4),(5),(11),(20)		5/1/00				Yes

Columbia Variable Portfolio – Global Bond Fund		5/1/96				No

Columbia Variable Portfolio – Global Inflation Protected Securities Fund(13)		9/13/04				No

Columbia Variable Portfolio – High Yield Bond Fund(3)		5/1/96				Yes

Columbia Variable Portfolio – Income Opportunities Fund		6/1/04				Yes

Columbia Variable Portfolio – International Opportunity Fund(4),(5),(11)		1/13/92				Yes

Statement of Additional Information – April 29, 2011	Page 49

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
Columbia Variable Portfolio – Large Cap Growth Fund(16),(20)		9/15/99				Yes

Columbia Variable Portfolio – Limited Duration Credit Fund(20)		5/7/10				Yes

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund(4),(20)		5/1/01				Yes

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund(20)		5/2/05				Yes

Columbia Variable Portfolio – S&P 500 Index Fund		5/1/00				Yes

Columbia Variable Portfolio – Seligman Global Technology Fund(20)		5/1/96				Yes

Columbia Variable Portfolio – Short Duration U.S. Government Fund(3)		9/15/99				Yes

Columbia Variable Portfolio – Select Large-Cap Value Fund(16),(20)		02/4/04				Yes

Columbia Variable Portfolio – Select Smaller-Cap Value Fund(16),(20)		9/15/99				Yes

Variable Portfolio – Aggressive Portfolio		5/7/10				Yes

Variable Portfolio – AllianceBernstein International Value Fund		5/7/10				Yes

Variable Portfolio – American Century Diversified Bond Fund		5/7/10				Yes

Variable Portfolio – American Century Growth Fund		5/7/10				Yes

Variable Portfolio – Columbia Wanger International Equities Fund		5/7/10				Yes

Variable Portfolio – Columbia Wanger U.S. Equities Fund		5/7/10				Yes

Variable Portfolio – Conservative Portfolio		5/7/10				Yes

Variable Portfolio – Davis New York Venture Fund(11),(18)		5/1/06				Yes

Variable Portfolio – Eaton Vance Floating-Rate Income Fund		5/7/10				Yes

Variable Portfolio – Goldman Sachs Mid Cap Value Fund(11),(18)		2/4/04				Yes

Variable Portfolio – Invesco International Growth Fund		5/7/10				Yes

Variable Portfolio – J.P. Morgan Core Bond Fund		5/7/10				Yes

Variable Portfolio – Jennison Mid Cap Growth Fund		5/7/10				Yes

Variable Portfolio – Marsico Growth Fund		5/7/10				Yes

Variable Portfolio – MFS Value Fund		5/7/10				Yes

Variable Portfolio – Moderate Portfolio		5/7/10				Yes

Variable Portfolio – Moderately Aggressive Portfolio		5/7/10				Yes

Variable Portfolio – Moderately Conservative Portfolio		5/7/10				Yes

Variable Portfolio – Mondrian International Small Cap Fund		5/7/10				Yes

Variable Portfolio – Morgan Stanley Global Real Estate Fund		5/7/10				No

Variable Portfolio – NFJ Dividend Value Fund		5/7/10				Yes

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund		5/7/10				Yes

Variable Portfolio – Partners Small Cap Growth Fund		5/7/10				Yes

Variable Portfolio – Partners Small Cap Value Fund(11),(18)		8/14/01				Yes

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund		5/7/10				Yes

Variable Portfolio – Pyramis International Equity Fund		5/7/10				Yes

Variable Portfolio – Wells Fargo Short Duration Government Fund		5/7/10				Yes

RiverSource California Tax-Exempt Trust	4/7/86		Business Trust	MA	8/31(10)

RiverSource California Tax-Exempt Fund		8/18/86				No

RiverSource Dimensions Series, Inc.	2/20/68, 4/8/86(1)		Corporation	NV/MN	7/31

RiverSource Disciplined Small and Mid Cap Equity Fund		5/18/06				Yes

RiverSource Disciplined Small Cap Value Fund		2/16/06				Yes

RiverSource Global Series, Inc.	10/28/88		Corporation	MN	10/31

Threadneedle Global Equity Income Fund		8/1/08				Yes

RiverSource Government Income Series, Inc.	3/12/85		Corporation	MN	5/31

RiverSource Short Duration U.S. Government Fund(3)		8/19/85				Yes

Statement of Additional Information – April 29, 2011	Page 50

Fiscal
	Date of	Date Began	Form of	State of	Year
Fund*	Organization	Operations	Organization	Organization	End**	Diversified***
RiverSource International Managers Series, Inc.(2)	5/9/01		Corporation	MN	10/31

RiverSource Partners International Select Growth Fund(11)		9/28/01			10/31	Yes

RiverSource Partners International Small Cap Fund(11)		10/3/02			10/31	Yes

RiverSource Market Advantage Series, Inc.	8/25/89		Corporation	MN	1/31

Columbia Portfolio Builder Total Equity Fund		3/4/04				Yes

RiverSource S&P 500 Index Fund		10/25/99				Yes

RiverSource Small Company Index Fund		8/19/96				Yes

RiverSource Selected Series, Inc.	10/5/84		Corporation	MN	3/31

RiverSource Precious Metals and Mining Fund(9)		4/22/85			3/31	No

RiverSource Special Tax-Exempt Series Trust	4/7/86		Business Trust	MA	8/31(10)

RiverSource New York Tax-Exempt Fund		8/18/86				No

RiverSource Strategic Allocation Series, Inc.(2)	10/9/84		Corporation	MN	9/30

RiverSource Strategic Income Allocation Fund		5/17/07				Yes

RiverSource Tax-Exempt Income Series, Inc.(2)	12/21/78; 4/8/86(1)		Corporation	NV/MN	11/30

RiverSource Tax-Exempt High Income Fund(4)		5/7/79				Yes

RiverSource Tax-Exempt Series, Inc.	9/30/76, 4/8/86(1)		Corporation	NV/MN	11/30

RiverSource Intermediate Tax-Exempt Fund		11/13/96				Yes

Seligman Municipal Fund Series, Inc.	8/8/83		Corporation	MD	9/30

Seligman National Municipal Class		12/31/83				Yes

Seligman New York Municipal Class		1/3/84				No

Seligman Municipal Series Trust	7/25/84		Business Trust	MA	9/30

Seligman California Municipal High-Yield Series		11/20/84				No

Seligman California Municipal Quality Series		11/20/84				No

*	Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010 and April 29, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.

**	Unless otherwise noted, each fund within the registrant has the same fiscal year end as that noted for the registrant.

***	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.
(1)	Date merged into a Minnesota corporation incorporated on April 8, 1986.
(2)	Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.
(3)	Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio – Bond Fund changed its name to Variable Portfolio – Diversified Bond Fund, Variable Portfolio – Extra Income Fund changed its name to Variable Portfolio – High Yield Bond Fund and Variable Portfolio – Federal Income Fund changed its name to Variable Portfolio – Short Duration U.S. Government Fund.
(4)	Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, and Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund. Variable Portfolio – Equity Select Fund changed its name to Variable Portfolio – Mid Cap Growth Fund, Variable Portfolio – Threadneedle Emerging Markets Fund changed its name to Variable Portfolio – Emerging Markets Fund, Variable Portfolio – Threadneedle International Fund changed its name to Variable Portfolio – International Opportunity Fund, and Variable Portfolio – Managed Fund changed its name to Variable Portfolio – Balanced Fund.
(5)	Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, Variable Portfolio – Capital Resource Fund changed its name to Variable Portfolio – Large Cap Equity Fund, Variable Portfolio – Emerging Markets Fund changed its name to Variable Portfolio – Threadneedle Emerging Markets Fund and Variable Portfolio – International Fund changed its name to Variable Portfolio – Threadneedle International Fund.
(6)	Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
(7)	Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.
(8)	Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.
(9)	Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.
(10)	Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.
(11)	Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International

Statement of Additional Information – April 29, 2011	Page 51

Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio – Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio – Fundamental Value Fund; RiverSource Variable Portfolio – Select Value Fund changed its name to RiverSource Partners Variable Portfolio – Select Value Fund; and RiverSource Variable Portfolio – Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio – Small Cap Value Fund.
(12)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations. RiverSource Variable Series Trust changed its name to Columbia Funds Variable Series Trust II effective April 25, 2011.
(13)	Effective June 8, 2005, Variable Portfolio – Inflation Protected Securities Fund changed its name to Variable Portfolio – Global Inflation Protected Securities Fund.
(14)	Prior to March 7, 2011, Columbia Funds Series Trust II was known as RiverSource Series Trust. Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.
(15)	Prior to March 7, 2011, certain of the funds were organized as series under various Minnesota and Maryland corporations.
(16)	Effective May 1, 2009, RiverSource Variable Portfolio – Growth Fund changed its name to Seligman Variable Portfolio – Growth Fund, RiverSource Variable Portfolio – Large Cap Equity Fund changed its name to RiverSource Variable Portfolio – Dynamic Equity Fund, RiverSource Variable Portfolio – Large Cap Value Fund changed its name to Seligman Variable Portfolio – Larger-Cap Value Fund, and RiverSource Variable Portfolio – Small Cap Advantage Fund changed its name to Seligman Variable Portfolio – Smaller-Cap Value Fund.
(17)	Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.
(18)	Effective May 1, 2010, RiverSource Partners Variable Portfolio – Fundamental Value Fund changed its name to Variable Portfolio – Davis New York Venture Fund; RiverSource Partners Variable Portfolio – Select Value Fund changed its name to Variable Portfolio – Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio – Small Cap Value Fund changed its name to Variable Portfolio – Partners Small Cap Value Fund.
(19)	Effective Sept. 27, 2010, RiverSource Limited Duration Bond Fund changed its name to Columbia Limited Duration Credit Fund; RiverSource Mid Cap Growth Fund changed its name to Columbia Mid Cap Growth Opportunity Fund; Threadneedle Emerging Markets Fund changed its name to Columbia Emerging Markets Opportunity Fund; RiverSource Income Builder Basic Income Fund changed its name to Columbia Income Builder Fund; RiverSource Partners International Select Value Fund changed its name to Columbia Multi-Advisor International Value Fund; Threadneedle Asia Pacific Fund changed its name to Columbia Asia Pacific ex-Japan Fund; RiverSource Disciplined Large Cap Growth Fund changed its name to Columbia Large Growth Quantitative Fund; RiverSource Disciplined Large Cap Value Fund changed its name to Columbia Large Value Quantitative Fund; RiverSource Mid Cap Value Fund changed its name to Columbia Mid Cap Value Opportunity Fund; RiverSource Disciplined Equity Fund changed its name to Columbia Large Core Quantitative Fund; RiverSource Partners Small Cap Value Fund changed its name to Columbia Multi-Advisor Small Cap Value Fund; RiverSource Cash Management Fund changed its name to Columbia Money Market Fund; RiverSource Tax-Exempt Bond Fund changed its name to Columbia AMT-Free Tax-Exempt Bond Fund; Seligman Communications and Information Fund, Inc. changed its name to Columbia Seligman Communications and Information Fund, Inc.; Seligman Global Technology Fund changed its name to Columbia Seligman Global Technology Fund; Seligman Large-Cap Value Fund changed its name to Columbia Select Large-Cap Value Fund; and Seligman Smaller-Cap Value Fund changed its name to Columbia Select Smaller-Cap Value Fund.

(20)	Effective May 2, 2011, Seligman Variable Portfolio – Growth Fund changed its name to Columbia Variable Portfolio – Large Cap Growth Fund; Seligman Variable Portfolio – Smaller Cap Value Fund changed its name to Columbia Variable Portfolio – Select Smaller-Cap Value Fund; Threadneedle Variable Portfolio – Emerging Markets Fund changed its name to Columbia Variable Portfolio – Emerging Markets Opportunity Fund; RiverSource Variable Portfolio – Mid Cap Growth Fund changed its name to Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund; Seligman Variable Portfolio – Larger Cap Value Fund changed its name to Columbia Variable Portfolio – Select Large-Cap Value Fund; RiverSource Variable Portfolio – Limited Duration Bond Fund changed its name to Columbia Variable Portfolio – Limited Duration Credit Fund; RiverSource Variable Portfolio – Mid Cap Value Fund changed its name to Columbia Variable Portfolio – Mid Cap Value Opportunity Fund; and Seligman Global Technology Portfolio changed its name to Columbia Variable Portfolio – Seligman Global Technology Fund.

Statement of Additional Information – April 29, 2011	Page 52

Board Members and Officers

Shareholders elect a Board that oversees a fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund’s Board members. Each Board member oversees 125 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Table 9. Board Members

Independent Board Members

	Position held		Other present or past
	with funds and	Principal occupation	directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Audit, Board Governance, Compliance, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Audit, Investment Review

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Audit, Investment Review

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Executive, Investment Review

Statement of Additional Information – April 29, 2011	Page 53

Board Member Affiliated with Investment Manager*

	Position held		Other present or past
	with funds and	Principal occupation	directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the fund’s other officers are:

Table 10. Fund Officers

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 46	President and Principal Executive Officer since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 – December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 – October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006 – 2009 and Vice President – Operations and Compliance, 2004-2006); Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Statement of Additional Information – April 29, 2011	Page 54

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer and Chief Financial Officer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President since 4/14/11 and Chief Legal Officer since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005 – April 2010 and Vice President – Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Secretary of Legacy RiverSource Funds December 2006 to April 2011

Mike Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/1/10	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/14/11 and Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 – April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 – May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/14/11	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/14/11	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds since January 2007

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/14/11 and Assistant Treasurer since 1/4/99	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, Feb. 1998 to May 2010

Statement of Additional Information – April 29, 2011	Page 55

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/14/11	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/14/11 and Assistant Secretary since 11/11/08	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/14/11 and Assistant Secretary since 5/1/10	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America from June 2005 to April 2010

Responsibilities of Board with respect to fund management
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of

Statement of Additional Information – April 29, 2011	Page 56

shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included in Table 9.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
Audit
		For Profit;	Non-Profit;					Committee;
		CIO/CFO;	Government;		Legal;			Financial
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Expert
Blatz	MN		X		X	X

Carlton	NY			X	X			X

Flynn	MA						X

Lewis	MN		X				X

Maher	CT	X		X				X

Paglia	NY	X		X				X

Richie	MI	X			X

Taunton-Rigby	MA	X		X				X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider. The committee held 6 meetings during the last fiscal year.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds’ CCO to meet with independent Board members on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.

Executive Committee — Acts for the Board between meetings of the Board. The committee did not hold any meetings during the last fiscal year.

Investment Review Committee — Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 5 meetings during the last fiscal year.

Statement of Additional Information – April 29, 2011	Page 57

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures. The committee held 8 meetings during the last fiscal year.

Board Member Holdings

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2010 of all funds in the Fund Family overseen by the Board members. All shares of the funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of funds.

Table 11. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2010:

	Aggregate dollar range
	of equity securities of all
	funds in the Fund Family
	overseen by
Board member	Board member
Kathleen Blatz	Over $	100,000

Pamela G. Carlton	Over $	100,000*

Patricia M. Flynn	Over $	100,000*

Stephen R. Lewis, Jr.	Over $	100,000*

John F. Maher	Over $	100,000*

Catherine James Paglia	Over $	100,000*

Leroy C. Richie	Over $	100,000

Alison Taunton-Rigby	Over $	100,000

William F. Truscott	Over $	100,000

*	Includes deferred compensation invested in share equivalents.

Statement of Additional Information – April 29, 2011	Page 58

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the Fund Family in the fiscal year ended Dec. 31, 2010.

Table 12. Board Member Compensation — All Funds

	Total Cash Compensation from
Board Member(a)	Fund Family paid to Board Member
Kathleen Blatz	$201,227

Arne H. Carlson(c)	226,354

Pamela G. Carlton	196,227

Patricia M. Flynn	210,475	(b)

Anne P. Jones(d)	203,727

Jeffrey Laikind(e)	189,890	(b)

Stephen R. Lewis, Jr.	400,503	(b)

John F. Maher	210,000	(b)

Catherine James Paglia	203,727

Leroy C. Richie	198,727

Alison Taunton-Rigby	198,727

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

(b)	Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $110,000, $145,938, $86,000 and $210,000, respectively. Additional information regarding the deferred compensation plan is described below.

(c)	Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(d)	Ms. Jones ceased serving as a member of the Board effective April 14, 2011.

(e)	Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the independent Board members, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2011, independent Board members will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2011, the Board’s Chair will receive total annual cash compensation of $435,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more Columbia, RiverSource, Seligman or Threadneedle funds in the fund family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of

Statement of Additional Information – April 29, 2011	Page 59

years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Compensation from each fund. Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Control Persons and Principal Holders of Securities

RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

Statement of Additional Information – April 29, 2011	Page 60

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Independent Registered Public Accounting Firm

The financial statements were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm will also provide other accounting and tax-related services as requested by the funds.

Statement of Additional Information – April 29, 2011	Page 61

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings
A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Statement of Additional Information – April 29, 2011	A-1

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings
Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements — their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings
Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Statement of Additional Information – April 29, 2011	A-2

Investment Grade
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade
BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Statement of Additional Information – April 29, 2011	A-3

Standard & Poor’s Muni Bond and Note Ratings
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Statement of Additional Information – April 29, 2011	A-4

Fitch’s Short-Term Ratings
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

S-6534-20 D (4/11)

Statement of Additional Information – April 29, 2011	A-5

Portfolio of Investments

RiverSource VP — Balanced Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (67.8%)
Issuer	Shares		Value(a)

Aerospace & Defense (1.9%)
Honeywell International, Inc.	124,557		$6,621,450
The Boeing Co.	30,977		2,021,559
United Technologies Corp.	122,532		9,645,719

Total			18,288,728

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	78,836		5,721,917

Airlines (1.0%)
AMR Corp.	70,727	(b)	550,963
Delta Air Lines, Inc.	199,354	(b)	2,511,860
U.S. Airways Group, Inc.	228,599	(b,q)	2,288,276
United Continental Holdings, Inc.	180,750	(b,q)	4,305,466

Total			9,656,565

Automobiles (0.8%)
Ford Motor Co.	470,459	(b,q)	7,899,007

Biotechnology (0.7%)
Gilead Sciences, Inc.	180,961	(b)	6,558,027

Capital Markets (3.4%)
Morgan Stanley	441,717		12,019,120
The Bank of New York Mellon Corp.	143,231		4,325,576
The Goldman Sachs Group, Inc.	99,012		16,649,858

Total			32,994,554

Chemicals (2.8%)
Air Products & Chemicals, Inc.	62,741		5,706,294
Chemtura Corp.	22,272	(b)	355,907
EI du Pont de Nemours & Co.	290,153		14,472,832
The Dow Chemical Co.	176,274	(q)	6,017,994

Total			26,553,027

Commercial Banks (0.4%)
Wells Fargo & Co.	124,136		3,846,975

Communications Equipment (0.3%)
Nokia OYJ, ADR	276,009	(c,q)	2,848,413

Computers & Peripherals (0.6%)
Hewlett-Packard Co.	132,125		5,562,463

Diversified Financial Services (4.4%)
Bank of America Corp.	1,563,220	(q)	20,853,354
JPMorgan Chase & Co.	510,918		21,673,141

Total			42,526,495

Diversified Telecommunication Services (2.2%)
AT&T, Inc.	343,396		10,088,974
Verizon Communications, Inc.	300,307	(q)	10,744,985

Total			20,833,959

Electrical Equipment (0.9%)
ABB Ltd., ADR	213,180	(b,c,q)	4,785,891
Emerson Electric Co.	74,525	(q)	4,260,594

Total			9,046,485

Electronic Equipment, Instruments & Components (0.2%)
Tyco Electronics Ltd.	41,086	(c)	1,454,444

Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	142,866	(q)	8,167,649
Halliburton Co.	268,687		10,970,490
National Oilwell Varco, Inc.	63,614		4,278,042
Schlumberger Ltd.	79,018		6,598,003

Total			30,014,184

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	159,592		5,549,014
Wal-Mart Stores, Inc.	115,182		6,211,765

Total			11,760,779

Health Care Providers & Services (0.4%)
WellPoint, Inc.	60,375	(b)	3,432,923

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp. Unit	173,618		8,005,526

Household Durables (0.1%)
Lennar Corp., Class A	47,104		883,200

Industrial Conglomerates (2.8%)
General Electric Co.	354,247		6,479,178
Siemens AG, ADR	117,114	(c)	14,551,414
Tyco International Ltd.	147,649		6,118,575

Total			27,149,167

Insurance (4.3%)
ACE Ltd.	148,747	(c)	9,259,501
Everest Re Group Ltd.	60,425	(c)	5,125,249
The Travelers Companies, Inc.	94,076	(q)	5,240,974
XL Group PLC	1,003,410		21,894,405

Total			41,520,129

IT Services (2.2%)
Accenture PLC, Class A	139,527	(c)	6,765,664
IBM Corp.	51,201	(q)	7,514,259
Mastercard, Inc., Class A	30,201		6,768,346

Total			21,048,269

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	81,595	(b)	3,380,481
Life Technologies Corp.	73,544	(b)	4,081,692
Thermo Fisher Scientific, Inc.	129,840	(b)	7,187,942

Total			14,650,115

Machinery (4.7%)
Caterpillar, Inc.	129,810	(q)	12,158,004
Deere & Co.	64,089		5,322,591
Eaton Corp.	70,032		7,108,948
Illinois Tool Works, Inc.	204,298	(q)	10,909,513
Ingersoll-Rand PLC	77,789	(c,q)	3,663,084
Parker Hannifin Corp.	69,343		5,984,301

Total			45,146,441

Media (1.4%)
Comcast Corp., Class A	162,329	(q)	3,566,368
Time Warner, Inc.	86,952		2,797,246
Viacom, Inc., Class B	167,072		6,617,722

Total			12,981,336

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc.	65,391		7,852,806
Nucor Corp.	64,282	(q)	2,816,837
Rio Tinto PLC, ADR	42,020	(c,q)	3,011,153
Vale SA, ADR	71,062	(c,q)	2,456,613
Xstrata PLC	109,669	(c)	2,574,510

Total			18,711,919

Multiline Retail (1.5%)
Kohl’s Corp.	116,022	(b)	6,304,635
Target Corp.	126,993	(q)	7,636,090

Total			13,940,725

Multi-Utilities (0.6%)
Dominion Resources, Inc.	144,372	(q)	6,167,572

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	98,861		7,529,254
Apache Corp.	86,915		10,362,875
Chevron Corp.	239,385		21,843,881
ConocoPhillips	112,064		7,631,558
Devon Energy Corp.	54,228		4,257,440
Exxon Mobil Corp.	309,835		22,655,135
Southwestern Energy Co.	46,618	(b)	1,744,912

Total			76,025,055

Pharmaceuticals (3.9%)
Abbott Laboratories	110,290		5,283,994
Bristol-Myers Squibb Co.	285,907	(q)	7,570,817
Merck & Co., Inc.	302,152		10,889,558

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  155

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Pharmaceuticals (cont.)
Novartis AG, ADR	79,858	(c)	$4,707,629
Pfizer, Inc.	487,976		8,544,460

Total			36,996,458

Road & Rail (0.2%)
CSX Corp.	32,369		2,091,361

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	491,639		10,339,168
LSI Corp.	943,255	(b)	5,650,097
Microchip Technology, Inc.	66,331	(q)	2,269,184

Total			18,258,449

Software (2.8%)
Microsoft Corp.	402,590		11,240,313
Oracle Corp.	498,656		15,607,933

Total			26,848,246

Specialty Retail (1.5%)
Best Buy Co., Inc.	119,965		4,113,600
Home Depot, Inc.	186,019	(q)	6,521,826
Staples, Inc.	149,261	(q)	3,398,673

Total			14,034,099

Tobacco (2.5%)
Lorillard, Inc.	238,512		19,572,295
Philip Morris International, Inc.	83,740		4,901,302

Total			24,473,597

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	586,412	(b,q)	2,480,523

Total Common Stocks
(Cost: $480,963,536)			$650,411,132

Bonds (36.8%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$245,000		$261,951
06-15-35	6.625	384,000		390,717
Petroleos de Venezuela SA
04-12-17	5.250	663,000		379,568

Total				1,032,236

Sovereign (0.4%)(c)
Argentina Bonos Senior Unsecured
09-12-13	7.000	585,000		588,054
Argentina Government International Bond Senior Unsecured
12-15-35	0.000	631,000	(j)	95,597
Colombia Government International Bond
01-27-17	7.375	305,000		359,900
El Salvador Government International Bond Senior Unsecured
06-15-35	7.650	119,000	(d)	125,843
Indonesia Government International Bond Senior Unsecured
01-17-18	6.875	288,000	(d)	334,080
10-12-35	8.500	235,000	(d)	307,850
Philippine Government International Bond Senior Unsecured
01-14-31	7.750	329,000		405,493
Russian Foreign Bond — Eurobond
03-31-30	7.500	279,240	(d)	322,522
Turkey Government International Bond Senior Unsecured
09-26-16	7.000	100,000		115,000
04-03-18	6.750	309,000		353,033
03-17-36	6.875	527,000		587,604
Uruguay Government International Bond
05-17-17	9.250	146,000		188,340
Uruguay Government International Bond Senior Unsecured
03-21-36	7.625	143,000		169,813
Venezuela Government International Bond
02-26-16	5.750	154,000	(d)	108,570
Venezuela Government International Bond Senior Unsecured
10-08-14	8.500	154,000		130,130

Total				4,191,829

Treasury (0.3%) (c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	150,000		912,156
Indonesia Treasury Bond (IDR) Senior Unsecured
07-15-22	10.250	3,307,000,000		422,854
Mexican Bonos (MXN)
12-17-15	8.000	23,050,000		1,998,069

Total				3,333,079

U.S. Government Obligations & Agencies (4.6%)
Federal Home Loan Banks
12-28-11	1.000	1,000,000		1,006,087
Federal Home Loan Mortgage Corp.
04-18-16	5.250	4,000,000		4,575,532
Federal National Mortgage Association
10-26-15	1.625	430,000		419,112
U.S. Treasury
08-31-12	0.375	180,000		179,677
11-15-12	1.375	3,595,000		3,648,645
01-15-13	1.375	810,000		822,340
02-15-13	1.375	475,000		482,125
03-15-13	1.375	895,000		908,076
02-15-14	4.000	1,780,000		1,939,088
11-30-15	1.375	3,252,000		3,160,284
08-31-16	3.000	378,000		392,411
07-31-17	2.375	4,670,000		4,608,706
08-15-20	2.625	3,000,000		2,844,141
11-15-20	2.625	2,140,000		2,018,621
02-15-40	4.625	2,900,000		3,037,750
05-15-40	4.375	4,000,000		4,019,360
08-15-40	3.875	6,725,000		6,194,356
U.S. Treasury Inflation-Indexed Bond
07-15-12	3.000	687,243	(p)	730,012
07-15-17	2.625	1,055,230	(p)	1,200,947
01-15-29	2.500	789,446	(p)	895,810

Total				43,083,080

Asset-Backed (2.2%)
Access Group, Inc. Series 2005-1 Class A1
06-22-18	0.383	554,771	(i)	554,065
AmeriCredit Automobile Receivables Trust Series 2010-1 Class A3
03-17-14	1.660	550,000		552,547
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A
08-20-14	3.630	400,000	(d)	410,964
Chrysler Financial Lease Trust Series 2010-A Class A2
06-15-11	1.780	2,114,423	(d)	2,116,634
Chrysler Financial Lease Trust Series 2010-A Class C
09-16-13	4.490	1,350,000	(d)	1,350,566
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06-20-14	6.300	800,000		846,261
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2
11-15-12	1.830	1,882,593	(d)	1,888,360
Countrywide Asset-Backed Certificates Series 2006-4 Class 1A1M
07-25-36	0.521	335,891	(i)	221,941
Crown Castle Towers LLC Senior Secured
01-15-15	4.523	1,000,000	(d)	1,036,640
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1
04-26-37	0.383	592,237	(d,i)	581,471
DT Auto Owner Trust Series 2009-1 Class A1
10-15-15	2.980	1,076,053	(d)	1,081,920
DT Auto Owner Trust Series 2010-1A Class A2
12-17-12	0.990	1,030,000	(d)	1,030,182
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A
06-15-13	0.510	500,000	(i)	498,552
GTP Towers Issuer LLC
02-15-15	4.436	300,000	(d)	317,546
Hertz Vehicle Financing LLC Series 2009-2A Class A1
03-25-14	4.260	900,000	(d)	936,403
Hertz Vehicle Financing LLC Series 2010-1A Class A1
02-25-15	2.600	500,000	(d)	499,465

See accompanying Notes to Portfolio of Investments.

156  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Asset-Backed (cont.)
Morgan Stanley Resecuritization Trust Series 2010-F Class A
06-17-13	0.511%	$700,000	(d,i)	$698,360
National Collegiate Student Loan Trust CMO I.O. Series 2006-2 Class AIO
08-25-11	10.040	2,325,000	(m)	68,529
National Collegiate Student Loan Trust CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	3,400,000	(m)	187,999
Renaissance Home Equity Loan Trust Series 2005-4 Class A3
02-25-36	5.565	550,511		522,935
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08-15-13	0.950	1,150,000		1,149,859
SBA Tower Trust
04-15-15	4.254	1,000,000	(d)	1,041,735
Sierra Receivables Funding Co. Series 2007-2A Class A2 (NPFGC)
09-20-19	1.261	620,305	(d,i,o)	602,471
Sierra Receivables Funding Co. Series 2010-1A Class A1
07-20-26	4.480	162,550	(d)	165,608
Sierra Receivables Funding Co. Series 2010-2A Class A
11-20-25	3.840	342,641	(d)	343,105
Sierra Receivables Funding Co. Series 2010-3A Class A
11-20-25	3.510	323,082	(d)	321,337
SLM Student Loan Trust Series 2006-C Class A2
09-15-20	0.352	601,046	(i)	592,475
Triad Auto Receivables Owner Trust Series 2006-B Class A4 (AGM)
11-12-12	5.520	355,708	(o)	356,185
Triad Auto Receivables Owner Trust Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	1,037,464	(o)	1,050,907

Total				21,025,022

Commercial Mortgage-Backed (4.2%)(f)
Americold LLC Trust Series 2010-ARTA Class A1
01-14-29	3.847	650,000	(d)	651,245
Banc of America Commercial Mortgage, Inc. Series 2005-3 Class A3A
07-10-43	4.621	675,000		698,475
Banc of America Commercial Mortgage, Inc. Series 2005-3 Class A4
07-10-43	4.668	625,000		656,492
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4
09-10-47	5.195	850,000		912,950
Bear Stearns Commercial Mortgage Securities Series 2007-PW18 Class A1
06-13-50	5.038	138,179		139,835
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2
11-15-30	5.676	2,237,669		2,275,856
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10-15-49	5.431	650,000		694,238
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class ASB
07-15-44	5.222	752,242		800,475
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12-11-49	5.322	1,000,000		1,041,975
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A Class BFL
02-05-19	0.571	600,000	(d,i)	574,025
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4
12-10-49	5.815	625,000		672,450
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A4
01-15-37	4.750	705,000		738,551
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1
05-15-36	3.819	147,286		149,155
Extended Stay America Trust Series 2010-ESHA Class A
11-05-27	2.951	698,878	(d)	687,466
Federal National Mortgage Association CMO Series 2002-M2 Class C
08-25-12	4.717	190,882		199,766
FREMPF Mortgage Trust CMO Series 2010-K6 Class B
12-26-46	5.357	300,000	(d)	264,925
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A2
06-10-38	6.070	600,000		616,098
General Electric Capital Assurance Co. Series 2003-1 Class A4
05-12-35	5.254	881,688	(d)	934,597
General Electric Capital Assurance Co. Series 2003-1 Class A5
05-12-35	5.743	400,000	(d)	438,371
Greenwich Capital Commercial Funding Corp. Series 2003-C1 Class A3
07-05-35	3.858	488,945		498,817
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5
06-10-36	4.883	498,728		504,062
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A4
12-10-49	5.736	150,000		158,089
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03-10-39	5.444	3,475,000		3,661,184
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3
08-10-38	4.602	109,745		110,296
GS Mortgage Securities Corp. II Series 2007-EOP Class J
03-06-20	1.120	1,700,000	(d,i)	1,520,575
GS Mortgage Securities Corp. II Series 2007-GG10 Class F
08-10-45	5.808	1,050,000		86,214
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1 Class A1
10-15-37	4.134	519,442		540,524
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A Class A1
03-12-39	3.972	288,255		294,720
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
01-12-37	4.184	412,282		412,776
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A3
07-15-42	4.697	350,000		358,522
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3 Class ASB
08-15-42	4.893	755,315		789,064
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A4
12-15-44	5.203	950,000		1,024,085
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class ASB
04-15-43	5.490	275,000		291,385
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class A1
12-05-27	4.314	418,583	(d)	438,574
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class A2
12-05-27	5.633	500,000	(d)	537,045
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1 Class A1
06-15-43	3.853	495,235	(d)	508,435
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C2 Class A3
11-15-43	4.070	300,000	(d)	285,274
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A2
08-05-32	4.311	700,000	(d)	662,736
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3
03-15-29	3.973	1,250,000		1,270,800
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class AAB
09-15-30	4.930	350,837		368,766
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AAB
06-15-32	5.856	1,075,000		1,157,245
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3
09-15-45	5.866	1,200,000		1,267,598
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1
02-12-51	4.706	204,661		208,122

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  157

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Commercial Mortgage-Backed (cont.)
Morgan Stanley Capital I Series 2004-HQ4 Class A5
04-14-40	4.590%	$1,850,000		$1,858,381
Morgan Stanley Capital I Series 2006-T23 Class AAB
08-12-41	5.795	850,000		921,599
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A
08-12-45	5.807	1,325,000	(d,i)	1,416,752
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A
08-12-45	6.002	3,325,000	(d)	3,555,244
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A5
07-15-42	5.087	1,250,000		1,276,200
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class APB
03-15-45	5.576	650,000		687,509
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class APB
07-15-45	5.727	900,000		948,994

Total				40,766,532

Residential Mortgage-Backed (12.2%)(f,u)
Chaseflex Trust CMO Series 2005-2 Class 2A2
06-25-35	6.500	1,581,357		1,474,435
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1
05-25-35	4.750	1,838,753	(d)	1,880,173
Countrywide Alternative Loan Trust CMO Series 2003-11T1 Class A1
07-25-18	4.750	424,103		430,519
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2005-R2 Class 2A1
06-25-35	7.000	995,261	(d)	1,013,159
Federal Home Loan Mortgage Corp.
01-01-26	3.500	2,300,000	(g)	2,313,657
01-01-41	6.000	7,500,000	(g)	8,123,438
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	1,357,285		1,456,712
Federal Home Loan Mortgage Corp. #C65869
04-01-32	6.000	593,535		662,935
Federal Home Loan Mortgage Corp. #C66871
05-01-32	6.500	1,550,404		1,763,481
Federal Home Loan Mortgage Corp. #C71514
07-01-32	6.500	71,747		80,673
Federal Home Loan Mortgage Corp. #C90598
10-01-22	6.500	162,423		179,990
Federal Home Loan Mortgage Corp. #C90767
12-01-23	6.000	1,127,455		1,239,249
Federal Home Loan Mortgage Corp. #D32310
11-01-22	8.000	4,914		5,541
Federal Home Loan Mortgage Corp. #D55755
08-01-24	8.000	42,315		49,417
Federal Home Loan Mortgage Corp. #D96300
10-01-23	5.500	209,086		224,213
Federal Home Loan Mortgage Corp. #E01127
02-01-17	6.500	107,697		117,346
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	571,472		616,475
Federal Home Loan Mortgage Corp. #E81009
07-01-15	7.500	24,339		24,732
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	1,531,165		1,631,737
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	850,967		916,399
Federal Home Loan Mortgage Corp. #G01410
04-01-32	7.000	280,378		319,657
Federal Home Loan Mortgage Corp. #G01864
01-01-34	5.000	1,190,920		1,257,213
Federal Home Loan Mortgage Corp. CMO I.O. Series 2795 Class IY
07-15-17	85.440	236,764	(m)	3,100
Federal Home Loan Mortgage Corp. CMO I.O. Series 2817 Class SA
06-15-32	20.000	559,449	(m)	41,960
Federal Home Loan Mortgage Corp. CMO I.O. Series 2936 Class AS
02-15-35	12.810	517,254	(m)	75,825
Federal Home Loan Mortgage Corp. CMO I.O. Series 2950 Class SM
03-15-35	2.330	674,379	(m)	82,079
Federal Home Loan Mortgage Corp. CMO I.O. Series 3256 Class S
12-15-36	18.708	1,429,720	(m)	196,150
Federal Home Loan Mortgage Corp. CMO I.O. Series 3639 Class SC
02-15-40	22.273	949,460	(m)	100,948
Federal National Mortgage Association
01-01-26	3.500	1,260,000	(g)	1,268,663
01-01-26	4.500	5,450,000	(g)	5,713,131
01-01-26	5.500	750,000	(g)	806,250
01-01-41	4.000	10,350,000	(g)	10,295,020
01-01-41	4.500	11,050,000	(g)	11,341,785
01-01-41	5.500	1,975,000	(g)	2,112,942
01-01-41	6.000	7,680,000	(g)	8,347,199
01-01-41	6.500	3,500,000	(g)	3,889,375
Federal National Mortgage Association #190899
04-01-23	8.500	64,628		71,543
Federal National Mortgage Association #190944
05-01-24	6.000	397,693		438,677
Federal National Mortgage Association #190988
06-01-24	9.000	42,351		49,419
Federal National Mortgage Association #250322
08-01-25	7.500	7,278		8,315
Federal National Mortgage Association #250384
11-01-25	7.500	100,802		115,161
Federal National Mortgage Association #250495
03-01-26	7.000	106,496		120,878
Federal National Mortgage Association #254494
08-01-22	7.000	140,139		160,172
Federal National Mortgage Association #254675
01-01-23	6.500	193,358		213,824
Federal National Mortgage Association #254708
02-01-23	7.000	49,404		56,164
Federal National Mortgage Association #304279
02-01-25	8.500	67,548		78,349
Federal National Mortgage Association #309341
05-01-25	8.500	24,182		28,049
Federal National Mortgage Association #323606
03-01-29	6.500	27,207		30,592
Federal National Mortgage Association #433310
08-01-28	6.500	139,868		157,270
Federal National Mortgage Association #440730
12-01-28	6.000	103,225		115,570
Federal National Mortgage Association #505122
07-01-29	7.000	423,150		481,497
Federal National Mortgage Association #50553
04-01-22	8.000	48,710		56,212
Federal National Mortgage Association #510587
08-01-29	7.000	84,121		95,720
Federal National Mortgage Association #540041
02-01-29	7.000	486,544		552,250
Federal National Mortgage Association #545489
03-01-32	6.500	98,013		110,207
Federal National Mortgage Association #545684
05-01-32	7.500	84,813		97,329
Federal National Mortgage Association #545885
08-01-32	6.500	162,529		183,912
Federal National Mortgage Association #555376
04-01-18	4.500	384,950		407,807
Federal National Mortgage Association #555734
07-01-23	5.000	925,440		985,506
Federal National Mortgage Association #615135
11-01-16	6.000	59,705		64,995
Federal National Mortgage Association #642346
05-01-32	7.000	383,375		436,953
Federal National Mortgage Association #643381
06-01-17	6.000	45,208		49,312
Federal National Mortgage Association #645277
05-01-32	7.000	30,674		34,961
Federal National Mortgage Association #645569
06-01-32	7.000	255,476		291,181
Federal National Mortgage Association #646446
06-01-17	6.500	84,629		92,603
Federal National Mortgage Association #650105
08-01-17	6.500	209,025	(n)	228,719
Federal National Mortgage Association #662197
09-01-32	6.500	151,272		170,093
Federal National Mortgage Association #670387
08-01-32	7.000	132,494		150,858
Federal National Mortgage Association #670711
10-01-32	7.000	96,457		109,938
Federal National Mortgage Association #673179
02-01-18	6.000	163,422		178,257
Federal National Mortgage Association #676511
12-01-32	7.000	72,285		82,388
Federal National Mortgage Association #678397
12-01-32	7.000	523,858	(n)	597,070

See accompanying Notes to Portfolio of Investments.

158  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association #687887
03-01-33	5.500%	$974,056		$1,056,528
Federal National Mortgage Association #689093
07-01-28	5.500	399,204		431,300
Federal National Mortgage Association #694546
03-01-33	5.500	401,940	(n)	433,251
Federal National Mortgage Association #703726
02-01-33	5.000	1,113,008		1,182,044
Federal National Mortgage Association #725284
11-01-18	7.000	41,574		43,640
Federal National Mortgage Association #726940
08-01-23	5.500	165,966		179,746
Federal National Mortgage Association #735382
04-01-35	5.000	1,301,609		1,375,022
Federal National Mortgage Association #735579
06-01-35	5.000	1,505,695		1,590,618
Federal National Mortgage Association #747642
11-01-28	5.500	175,104		189,182
Federal National Mortgage Association #753074
12-01-28	5.500	886,621		957,904
Federal National Mortgage Association #755598
11-01-28	5.000	338,569		359,569
Federal National Mortgage Association #761031
01-01-34	5.000	257,281		272,982
Federal National Mortgage Association #768117
08-01-34	5.469	394,075	(i)	417,588
Federal National Mortgage Association #961840
03-01-38	5.500	2,554,968		2,753,197
Federal National Mortgage Association #972006
02-01-38	5.500	2,353,201		2,519,230
Federal National Mortgage Association #AD6420
06-01-40	5.000	1,401,819		1,474,750
Federal National Mortgage Association #AD8486
08-01-40	5.000	2,910,786		3,062,224
Federal National Mortgage Association #AE7536
10-01-40	4.500	2,989,956		3,071,893
Federal National Mortgage Association CMO I.O. Series 2003-63 Class IP
07-25-33	1.000	1,927,346	(m)	414,787
Federal National Mortgage Association CMO I.O. Series 2003-71 Class IM
12-25-31	20.000	836,475	(m)	92,799
Federal National Mortgage Association CMO I.O. Series 2004-53 Class QC
02-25-34	8.790	617,098	(m)	65,394
Federal National Mortgage Association CMO I.O. Series 2004-64 Class SW
08-25-34	11.420	257,489	(m)	43,441
Federal National Mortgage Association CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	260,665	(m)	17,033
Federal National Mortgage Association CMO I.O. Series 2006-33 Class JS
05-25-36	11.450	716,985	(m)	106,217
Federal National Mortgage Association CMO I.O. Series 2007-15 Class NI
03-25-22	17.076	924,615	(m)	115,625
Federal National Mortgage Association CMO I.O. Series 2007-30 Class MI
04-25-37	1.000	2,344,455	(m)	507,731
Federal National Mortgage Association CMO I.O. Series 2008-7 Class SA
02-25-38	7.933	925,284	(m)	159,813
Federal National Mortgage Association CMO I.O. Series 2009-87 Class NS
11-25-39	15.030	1,197,221	(m)	164,125
Federal National Mortgage Association CMO I.O. Series 2010-4 Class SK
02-25-40	14.070	1,042,697	(m)	135,672
Government National Mortgage Association
01-01-41	4.000	6,000,000	(g)	6,040,314
01-01-41	4.500	1,750,000	(g)	1,816,719
Government National Mortgage Association #604708
10-15-33	5.500	984,890		1,069,986
Government National Mortgage Association #619592
09-15-33	5.000	1,092,625		1,166,146
Government National Mortgage Association CMO I.O. Series 2002-66 Class SA
12-16-25	25.055	472,340	(m)	74,804
Government National Mortgage Association CMO I.O. Series 2002-80 Class CI
01-20-32	7.233	3,909	(m)	17
Government National Mortgage Association CMO I.O. Series 2009-106 Class CM
01-16-34	25.384	1,536,272	(m)	192,401
Government National Mortgage Association CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	2,178,056	(m)	229,389
Government National Mortgage Association CMO I.O. Series 2010-14 Class AV
02-16-40	15.920	681,530	(m)	101,171
GSR Mortgage Loan Trust CMO Series 2004-6F Class 2A4
05-25-34	5.500	717,557	(s)	736,606
MASTR Alternative Loans Trust CMO Series 2004-4 Class 2A1
05-25-34	6.000	986,238		986,298
MASTR Alternative Loans Trust CMO Series 2004-7 Class 8A1
08-25-19	5.000	1,825,904		1,822,356
MASTR Alternative Loans Trust CMO Series 2004-8 Class 7A1
09-25-19	5.000	1,018,875		982,339
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3B
11-26-36	5.000	850,000	(d)	850,000

Total				116,419,180

Aerospace & Defense (—%)
Esterline Technologies Corp.
08-01-20	7.000	10,000	(d)	10,350
Mantech International Corp.
04-15-18	7.250	38,000		39,710
Oshkosh Corp.
03-01-17	8.250	96,000		104,400
03-01-20	8.500	78,000		85,605
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	97,000	(d)	100,395

Total				340,460

Automotive (—%)
Lear Corp.
03-15-18	7.875	201,000		214,568
03-15-20	8.125	77,000		83,930

Total				298,498

Banking (1.3%)
Bank of America Corp. Senior Unsecured
05-01-18	5.650	720,000		742,689
07-01-20	5.625	1,920,000		1,950,732
Bank of Montreal
06-09-15	2.850	760,000	(c,d)	768,225
Bank of Nova Scotia
10-29-15	1.650	2,360,000	(c,d)	2,267,967
Citigroup, Inc. Senior Unsecured
08-09-20	5.375	235,000		244,167
HSBC Holdings PLC Subordinated Notes
06-01-38	6.800	600,000	(c)	648,790
JPMorgan Chase & Co. Senior Unsecured
10-15-20	4.250	1,335,000		1,303,828
Morgan Stanley Senior Unsecured
07-24-20	5.500	1,445,000		1,459,846
Santander U.S. Debt SA Unipersonal Bank Guaranteed
10-07-15	3.781	600,000	(c,d)	562,628
The Toronto-Dominion Bank
07-29-15	2.200	2,325,000	(c,d)	2,294,742

Total				12,243,614

Building Materials (—%)
Associated Materials LLC Senior Secured
11-01-17	9.125	55,000	(d)	57,750
Interface, Inc. Senior Notes
12-01-18	7.625	25,000	(d)	25,750

Total				83,500

Chemicals (0.2%)
Airgas, Inc.
10-01-18	7.125	325,000		359,125
Ashland, Inc.
06-01-17	9.125	130,000		149,825

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  159

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Chemicals (cont.)
Celanese U.S. Holdings LLC
10-15-18	6.625%	$148,000	(d)	$152,810
CF Industries, Inc.
05-01-18	6.875	215,000		230,050
05-01-20	7.125	45,000		49,275
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02-01-18	8.875	50,000		53,438
Invista
05-01-12	9.250	35,000	(d)	35,539
LyondellBasell Industries Senior Secured
11-01-17	8.000	345,000	(d)	382,949
Nalco Co. Senior Notes
01-15-19	6.625	225,000	(d)	230,063
Nova Chemicals Corp. Senior Unsecured
11-01-16	8.375	84,000	(c)	89,460
Polypore International, Inc. Senior Notes
11-15-17	7.500	75,000	(d)	76,500

Total				1,809,034

Construction Machinery (0.1%)
Case New Holland, Inc. Senior Notes
12-01-17	7.875	194,000	(d)	213,400
The Manitowoc Co., Inc.
11-01-13	7.125	315,000		317,756
11-01-20	8.500	50,000		53,125

Total				584,281

Consumer Products (0.1%)
Central Garden and Pet Co.
03-01-18	8.250	35,000		35,788
Jarden Corp.
05-01-16	8.000	225,000		244,969
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	239,000	(d)	262,899

Total				543,656

Diversified Manufacturing (—%)
Pinafore LLC/Inc. Senior Secured
10-01-18	9.000	20,000	(d)	21,700
SPX Corp.
09-01-17	6.875	214,000	(d)	227,375

Total				249,075

Electric (3.0%)
Arizona Public Service Co. Senior Unsecured
08-01-16	6.250	420,000		469,413
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	700,000		800,261
CMS Energy Corp. Senior Unsecured
09-30-15	4.250	405,000		400,950
12-15-15	6.875	440,000		480,131
02-01-20	6.250	265,000		269,638
Consumers Energy Co. 1st Mortgage
02-15-17	5.150	205,000		224,165
Dominion Resources, Inc. Senior Unsecured
08-01-33	5.250	1,390,000		1,530,090
DTE Energy Co. Senior Unsecured
05-15-14	7.625	1,430,000		1,648,249
Duke Energy Corp. Senior Unsecured
02-01-14	6.300	830,000		924,491
Indiana Michigan Power Co. Senior Unsecured
03-15-37	6.050	730,000		759,284
KCP&L Greater Missouri Operations Co. Senior Unsecured
07-01-12	11.875	205,000		232,533
Majapahit Holding BV
10-17-16	7.750	100,000	(c,d)	115,500
Metropolitan Edison Co. Senior Unsecured
03-15-13	4.950	90,000		94,884
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	367,918		371,598
Nevada Power Co.
01-15-15	5.875	405,000		451,614
05-15-18	6.500	430,000		494,889
08-01-18	6.500	850,000		984,188
Nisource Finance Corp.
03-01-13	6.150	1,800,000		1,963,627
07-15-14	5.400	305,000		329,972
09-15-17	5.250	1,740,000		1,827,849
09-15-20	5.450	780,000		803,793
NRG Energy, Inc.
01-15-17	7.375	577,000		594,310
Ohio Edison Co. Senior Unsecured
05-01-15	5.450	170,000		184,738
Ohio Power Co. Senior Unsecured
06-01-16	6.000	450,000		506,580
PacifiCorp 1st Mortgage
09-15-13	5.450	1,475,000		1,616,144
PPL Electric Utilities Corp. 1st Mortgage
11-30-13	7.125	970,000		1,120,930
Progress Energy, Inc. Senior Unsecured
03-15-14	6.050	480,000		533,061
12-01-39	6.000	230,000		244,001
Sierra Pacific Power Co.
05-15-16	6.000	2,495,000		2,825,904
Tampa Electric Co. Senior Unsecured
05-15-18	6.100	720,000		810,515
The Cleveland Electric Illuminating Co. 1st Mortgage
11-15-18	8.875	2,455,000		3,121,375
The Detroit Edison Co. Senior Secured
10-01-13	6.400	780,000		880,026
The Toledo Edison Co. 1st Mortgage
05-01-20	7.250	165,000		195,040
The Toledo Edison Co. Senior Secured
05-15-37	6.150	295,000		304,734
TransAlta Corp. Senior Unsecured
01-15-15	4.750	605,000	(c)	639,244

Total				28,753,721

Entertainment (0.1%)
Regal Cinemas Corp.
07-15-19	8.625	125,000		132,500
Speedway Motorsports, Inc.
06-01-16	8.750	245,000		264,600
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates
07-01-15	9.300	813,785	(l,r)	813,215

Total				1,210,315

Food and Beverage (1.0%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	560,000	(d)	640,413
11-15-14	5.375	2,190,000	(d)	2,412,839
Bacardi Ltd.
04-01-14	7.450	150,000	(c,d)	172,545
Cott Beverages, Inc.
09-01-18	8.125	21,000		22,628
Del Monte Corp.
10-15-19	7.500	124,000		144,615
Kraft Foods, Inc. Senior Unsecured
08-11-17	6.500	1,610,000		1,873,104
02-01-18	6.125	830,000		948,105
SABMiller PLC Senior Unsecured
01-15-14	5.700	2,195,000	(c,d)	2,423,940
07-15-18	6.500	490,000	(c,d)	572,703

Total				9,210,892

See accompanying Notes to Portfolio of Investments.

160  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Gaming (—%)
MGM Resorts International Senior Secured
11-15-17	11.125%	$210,000		$241,500
Seneca Gaming Corp.
12-01-18	8.250	72,000	(d)	72,180

Total				313,680

Gas Distributors (—%)
Energy Transfer Equity LP
10-15-20	7.500	175,000		182,000

Gas Pipelines (1.5%)
CenterPoint Energy Resources Corp. Senior Unsecured
02-15-11	7.750	1,760,000		1,773,247
04-01-13	7.875	680,000		768,696
Colorado Interstate Gas Co. Senior Unsecured
11-15-15	6.800	3,964,000		4,566,626
El Paso Corp. Senior Unsecured
09-15-20	6.500	195,000	(d)	195,975
Northwest Pipeline GP Senior Unsecured
06-15-16	7.000	180,000		213,124
04-15-17	5.950	1,305,000		1,471,411
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	110,000		120,725
12-01-18	6.875	50,000		50,688
Southern Natural Gas Co. Senior Unsecured
04-01-17	5.900	1,915,000	(d)	2,053,574
Southern Star Central Corp. Senior Notes
03-01-16	6.750	455,000		459,550
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08-15-11	7.000	535,000		554,945
04-15-16	6.400	1,627,000		1,870,987

Total				14,099,548

Health Care (0.2%)
Cardinal Health, Inc. Senior Unsecured
06-15-12	5.650	740,000		782,718
HCA, Inc. Senior Secured
09-15-20	7.250	575,000		600,875
LifePoint Hospitals, Inc.
10-01-20	6.625	37,000	(d)	36,723
Omnicare, Inc.
06-01-13	6.125	46,000		46,230

Total				1,466,546

Health Care Insurance (—%)
UnitedHealth Group, Inc. Senior Unsecured
10-15-40	5.700	145,000		144,371

Home Construction (—%)
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625	135,000		138,375

Independent Energy (0.7%)
Anadarko Petroleum Corp. Senior Unsecured
09-15-16	5.950	1,395,000		1,498,633
Berry Petroleum Co. Senior Unsecured
11-01-20	6.750	30,000		30,150
Chesapeake Energy Corp.
08-15-20	6.625	350,000		343,000
Concho Resources, Inc. Senior Notes
01-15-21	7.000	70,000		71,750
Continental Resources, Inc.
04-01-21	7.125	42,000	(d)	44,100
Denbury Resources, Inc.
04-01-13	7.500	110,000		111,100
03-01-16	9.750	220,000		245,300
EnCana Corp. Senior Unsecured
11-01-11	6.300	2,290,000	(c)	2,393,817
EXCO Resources, Inc.
09-15-18	7.500	110,000		107,525
Petrohawk Energy Corp.
08-01-14	10.500	150,000		171,000
Pioneer Natural Resources Co. Senior Unsecured
01-15-20	7.500	10,000		10,975
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	110,000		115,500
Quicksilver Resources, Inc.
08-01-15	8.250	274,000		284,275
Range Resources Corp.
05-15-19	8.000	405,000		440,944
Woodside Finance Ltd.
11-10-14	4.500	825,000	(c,d)	865,767

Total				6,733,836

Integrated Energy (0.1%)
Petro-Canada Senior Unsecured
07-15-13	4.000	120,000	(c)	126,266
05-15-18	6.050	300,000	(c)	340,850
TNK-BP Finance SA
03-13-18	7.875	200,000	(c,d)	226,184

Total				693,300

Lodging (—%)
Wyndham Worldwide Corp. Senior Unsecured
02-01-18	5.750	58,000		58,976

Media Cable (0.3%)
Cablevision Systems Corp. Senior Unsecured
09-15-17	8.625	285,000		310,294
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	91,000		94,185
Comcast Corp.
07-01-39	6.550	345,000		375,198
CSC Holdings LLC Senior Unsecured
02-15-18	7.875	60,000		66,750
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	1,140,000		1,124,799
DISH DBS Corp.
02-01-16	7.125	295,000		304,588
09-01-19	7.875	230,000		240,350
Time Warner Cable, Inc.
11-15-40	5.875	770,000		761,807

Total				3,277,971

Media Non-Cable (0.5%)
Entravision Communications Corp. Senior Secured
08-01-17	8.750	190,000	(d)	199,975
Intelsat Jackson Holdings SA Senior Unsecured
10-15-20	7.250	215,000	(c,d)	217,150
Lamar Media Corp.
04-01-14	9.750	95,000		109,250
Reed Elsevier Capital, Inc.
08-01-11	6.750	543,000		562,078
RR Donnelley & Sons Co. Senior Unsecured
04-01-14	4.950	235,000		240,767
01-15-17	6.125	1,910,000		1,952,471
TCM Sub LLC
01-15-15	3.550	1,185,000	(d)	1,214,553
XM Satellite Radio, Inc.
11-01-18	7.625	141,000	(d)	145,583

Total				4,641,827

Metals (0.3%)
ArcelorMittal Senior Unsecured
06-01-19	9.850	390,000	(c)	492,889
08-05-20	5.250	495,000	(c)	489,368
10-15-39	7.000	405,000	(c)	420,302
Arch Coal, Inc.
10-01-20	7.250	10,000		10,513
Arch Western Finance LLC
07-01-13	6.750	139,000		140,390
Consol Energy, Inc.
04-01-17	8.000	95,000	(d)	101,413
04-01-20	8.250	303,000	(d)	327,240

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  161

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Metals (cont.)
FMG Resources August 2006 Pty Ltd. Senior Notes
11-01-15	7.000%	$160,000	(c,d)	$164,645
02-01-16	6.375	75,000	(c,d)	75,000
Novelis, Inc.
12-15-17	8.375	105,000	(c,d)	108,675
12-15-20	8.750	100,000	(c,d)	103,750
Peabody Energy Corp.
09-15-20	6.500	155,000		165,463
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	90,000	(d)	94,275
United States Steel Corp. Senior Unsecured
02-01-18	7.000	49,000		49,735
04-01-20	7.375	287,000		291,305

Total				3,034,963

Non-Captive Diversified (0.4%)
Ally Financial, Inc.
03-15-20	8.000	335,000		365,988
CIT Group, Inc. Senior Secured
05-01-16	7.000	320,000		321,200
General Electric Capital Corp. Senior Unsecured
09-16-20	4.375	3,045,000		2,996,758
International Lease Finance Corp. Senior Unsecured
12-15-20	8.250	145,000		149,350

Total				3,833,296

Oil Field Services (0.1%)
Expro Finance Luxembourg SCA Senior Secured
12-15-16	8.500	15,000	(c,d)	14,409
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	75,000	(d)	76,125
Gazprom Via Gaz Capital SA Senior Unsecured
11-22-16	6.212	350,000	(c,d)	368,812
Precision Drilling Corp.
11-15-20	6.625	60,000	(c,d)	61,050

Total				520,396

Other Financial Institutions (—%)
Cardtronics, Inc.
09-01-18	8.250	140,000		146,300

Other Industry (—%)
Interline Brands, Inc.
11-15-18	7.000	42,000	(d)	42,630
Valmont Industries, Inc.
04-20-20	6.625	317,000		330,757

Total				373,387

Packaging (0.1%)
Ardagh Packaging Finance PLC Senior Secured
10-15-17	7.375	68,000	(c,d)	70,125
Ball Corp.
09-01-19	7.375	60,000		64,500
09-15-20	6.750	153,000		160,650
Crown Americas LLC/Capital Corp.
11-15-15	7.750	200,000		208,000
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	160,000		172,000
Greif, Inc. Senior Unsecured
02-01-17	6.750	125,000		130,625
Reynolds Group Issuer, Inc./LLC Senior Secured
10-15-16	7.750	177,000	(d)	186,514
04-15-19	7.125	126,000	(d)	128,205

Total				1,120,619

Paper (0.1%)
Cascades, Inc.
12-15-17	7.750	290,000	(c)	302,325
Georgia-Pacific LLC
11-01-20	5.400	584,000	(d)	577,388
Graphic Packaging International, Inc.
06-15-17	9.500	95,000		103,669
10-01-18	7.875	21,000		21,998

Total				1,005,380

Pharmaceuticals (0.1%)
Mylan, Inc.
11-15-18	6.000	85,000	(d)	83,513
Valeant Pharmaceuticals International
10-01-20	7.000	395,000	(d)	390,062
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	85,000	(c,d)	85,850

Total				559,425

Railroads (0.1%)
CSX Corp. Senior Unsecured
03-15-12	6.300	760,000		806,377
04-15-41	5.500	600,000		589,533

Total				1,395,910

Restaurants (—%)
Yum! Brands, Inc. Senior Unsecured
11-15-37	6.875	135,000		153,213

Retailers (0.1%)
CVS Caremark Corp. Senior Unsecured
06-01-17	5.750	650,000		723,222
QVC, Inc. Senior Secured
04-15-17	7.125	137,000	(d)	143,165
10-15-20	7.375	207,000	(d)	216,315
Toys R Us — Delaware, Inc. Senior Secured
09-01-16	7.375	203,000	(d)	210,613

Total				1,293,315

Technology (0.1%)
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	160,000		166,400
Brocade Communications Systems, Inc. Senior Secured
01-15-18	6.625	334,000		351,535
01-15-20	6.875	43,000		45,795

Total				563,730

Transportation Services (0.2%)
ERAC USA Finance LLC
10-15-37	7.000	1,730,000	(d)	1,862,907
The Hertz Corp.
10-15-18	7.500	95,000	(d)	99,038
01-15-21	7.375	176,000	(d)	179,520

Total				2,141,465

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
05-01-17	7.750	625,000	(d)	682,812
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	191,000		198,163
MetroPCS Wireless, Inc.
09-01-18	7.875	70,000		72,450
11-15-20	6.625	75,000		71,438
Nextel Communications, Inc.
08-01-15	7.375	240,000		240,300
SBA Telecommunications, Inc.
08-15-16	8.000	150,000		162,375
08-15-19	8.250	210,000		229,425
Sprint Nextel Corp. Senior Unsecured
08-15-17	8.375	295,000		316,388
United States Cellular Corp. Senior Unsecured
12-15-33	6.700	1,405,000		1,364,764

Total				3,338,115

Wirelines (1.8%)
AT&T, Inc. Senior Unsecured
03-15-11	6.250	3,240,000		3,276,181
02-15-39	6.550	1,725,000		1,877,583
Embarq Corp. Senior Unsecured
06-01-36	7.995	1,470,000		1,605,062

See accompanying Notes to Portfolio of Investments.

162  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Wirelines (cont.)
Frontier Communications Corp. Senior Unsecured
04-15-15	7.875%	$51,000		$55,718
04-15-17	8.250	128,000		140,480
04-15-20	8.500	105,000		114,713
Qwest Communications International, Inc.
04-01-18	7.125	240,000	(d)	248,400
Telecom Italia Capital SA
07-18-36	7.200	500,000	(c)	469,531
Telefonica Emisiones SAU
01-15-15	4.949	1,645,000	(c)	1,703,700
TELUS Corp. Senior Unsecured
06-01-11	8.000	1,603,500	(c)	1,647,227
tw telecom holdings, inc.
03-01-18	8.000	141,000		149,813
Verizon New York, Inc. Senior Unsecured
04-01-12	6.875	2,585,000		2,757,551
04-01-32	7.375	1,795,000		2,014,234
Verizon Pennsylvania, Inc. Senior Unsecured
11-15-11	5.650	475,000		495,143
Windstream Corp.
08-01-16	8.625	90,000		94,725
11-01-17	7.875	440,000		462,550

Total				17,112,611

Total Bonds
(Cost: $344,703,056)				$353,520,559

FDIC-Insured Debt (0.1%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

U.S. Agencies
JPMorgan Chase & Co. FDIC Government Guaranty
02-23-11	1.650%	$1,155,000	(e)	$1,157,176

Total FDIC-Insured Debt
(Cost: $1,154,550)				$1,157,176

Senior Loans (0.1%)(h)
	Coupon	Principal
Borrower	rate	amount		Value(a)

Building Materials (—%)
Goodman Global, Inc. 1st Lien Term Loan
10-28-16	5.750%	$20,000		$20,078

Consumer Products (—%)
Visant Corp. Tranche B Term Loan
12-22-16	7.000	209,475		211,779

Food and Beverage (0.1%)
U.S. Foodservice Term Loan
07-03-14	2.760	699,577		639,939

Media Non-Cable (—%)
Nielsen Finance LLC Tranche C Term Loan
05-01-16	4.014	482,944		478,718

Total Senior Loans
(Cost: $1,340,137)				$1,350,514

Money Market Fund (1.6%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	15,311,808	(k)	$15,311,808

Total Money Market Fund
(Cost: $15,311,808)			$15,311,808

Investments of Cash Collateral Received
for Securities on Loan (11.9%)
	Effective	Amount payable
Issuer	yield	at maturity	Value(a)

Asset-Backed Commercial Paper (0.8%)
Rheingold Securitization
01-10-11	0.430%	$3,998,519	$3,998,519
Royal Park Investments Funding Corp.
03-08-11	0.410	2,997,130	2,997,130

Total			6,995,649

Certificates of Deposit (2.8%)
Barclays Bank PLC
03-15-11	0.440	2,000,000	2,000,000
Credit Industrial et Commercial
02-22-11	0.395	4,000,000	4,000,000
Development Bank of Singapore Ltd.
01-25-11	0.310	3,000,000	3,000,000
DZ Bank AG
02-10-11	0.400	1,000,000	1,000,000
KBC Bank NV
01-24-11	0.450	4,000,000	4,000,000
La Banque Postale
02-17-11	0.365	2,000,000	2,000,000
Pohjola Bank PLC
03-16-11	0.660	3,000,000	3,000,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	5,000,064	5,000,064
United Overseas Bank Ltd.
01-18-11	0.330	3,000,000	3,000,000

Total			27,000,064

Commercial Paper (0.3%)
Suncorp Metway Ltd.
01-10-11	0.400	2,998,900	2,998,900

Other Short-Term Obligations (0.2%)
Natixis Financial Products LLC
01-03-11	0.500	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (7.8%)(t)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$4,001,033	0.300%	$4,000,000	$4,000,000
Barclays Capital, Inc. dated 11-04-10, matures 01-31-11, repurchased price
$5,001,292	0.300	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$25,000,833	0.400	25,000,000	25,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$9,074,516	0.280	9,074,304	9,074,304
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$10,000,417	0.500	10,000,000	10,000,000
Morgan Stanley dated 01-21-10, matures 01-14-11, repurchase price
$7,000,953	0.350	7,000,000	7,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$10,000,375	0.450	10,000,000	10,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,125	0.300	5,000,000	5,000,000

Total			75,074,304

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $114,068,917)			$114,068,917

Total Investments in Securities
(Cost: $957,542,004)			$1,135,820,106

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  163

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Long Bond, 20-year	42	$5,129,250	March 2011	$—	$(132,626)
U.S. Treasury Note, 2-year	(54)	(11,820,937)	April 2011	31,138	—
U.S. Treasury Note, 5-year	(217)	(25,544,969)	April 2011	406,994	—
U.S. Treasury Note, 10-year	(18)	(2,167,875)	March 2011	—	(20,730)
U.S. Treasury Ultra Bond, 30-year	(41)	(5,210,844)	March 2011	89,736	—

Total				$527,868	$(153,356)

Notes to Portfolio of Investments

ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
FDIC	—	Federal Deposit Insurance Corporation
IDR	—	Indonesian Rupiah
I.O.	—	Interest Only
MXN	—	Mexican Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.49% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $57,843,425 or 6.03% of net assets.

(e)	This debt is guaranteed under the FDIC’s (Federal Deposit Insurance Corporation) Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $62,267,650. See Note 2 to the financial statements.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(k)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

164  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Notes to Portfolio of Investments (continued)

(l)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $813,215, representing 0.08% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	12-08-95 thru 08-12-96	$798,965

(m)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2010.

(n)	At Dec. 31, 2010, investments in securities included securities valued at $746,669 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(o)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation

(p)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(r)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(s)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(t)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$20,159
Archer Daniels	207,387
ASB Finance Ltd	245,697
Banco Bilbao Vizcaya	663,249
Banco Bilbao Vizcaya Argentaria/New York NY	9,808
BP Capital Markets	123,259
BPCE	88,616
Central American Bank	768
Commonwealth Bank of Australia	124,773
Credit Agricole NA	205
Danske Corp	306,965
Electricite De France	508,306
European Investment Bank	683,938
Gdz Suez	105,582
Golden Funding Corp	7,268
Ing (US) Funding LLC	32
Natexis Banques	78,935
Nationwide Building	492,105
Natixis NY	38,400
Natixis US Finance Co	640
Prudential PLC	148,456
Silver Tower US Fund	1,920

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  165

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
Skandin Ens Banken	$19,215
Societe Gen No Amer	319,837
Societe Generale NY	4,160
UBS Ag Stamford	320

Total market value of collateral securities	$4,200,000

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$25,198
Archer Daniels	259,234
ASB Finance Ltd	307,122
Banco Bilbao Vizcaya	829,061
Banco Bilbao Vizcaya Argentaria/New York NY	12,260
BP Capital Markets	154,073
BPCE	110,771
Central American Bank	960
Commonwealth Bank of Australia	155,968
Credit Agricole NA	255
Danske Corp	383,706
Electricite De France	635,382
European Investment Bank	854,923
Gdz Suez	131,977
Golden Funding Corp	9,086
Ing (US) Funding LLC	40
Natexis Banques	98,669
Nationwide Building	615,131
Natixis NY	47,999
Natixis US Finance Co	800
Prudential PLC	185,570
Silver Tower US Fund	2,400
Skandin Ens Banken	24,018
Societe Gen No Amer	399,797
Societe Generale NY	5,199
UBS Ag Stamford	401

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$800,776
Fannie Mae Pool	2,186,969
Fannie Mae Principal Strip	26,154
Fannie Mae REMICS	1,465,991
Federal Farm Credit Bank	1,363,424
Federal Home Loan Banks	2,442,686
Federal Home Loan Mortgage Corp	183,264
Federal National Mortgage Association	2,117,980
FHLMC Structured Pass Through Securities	866,994
Freddie Mac Non Gold Pool	2,099,297
Freddie Mac Reference REMIC	14,129
Freddie Mac REMICS	1,288,482
Freddie Mac Strips	379,961
Ginnie Mae I Pool	245,589
Ginnie Mae II Pool	1,361,353
Government National Mortgage Association	547,725

166  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value(a)
United States Treasury Inflation Indexed Bonds	$75,286
United States Treasury Note/Bond	5,982,624
United States Treasury Strip Coupon	1,788,180
United States Treasury Strip Principal	263,136

Total market value of collateral securities	$25,500,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$4,831,283
Ginnie Mae I Pool	4,424,507

Total market value of collateral securities	$9,255,790

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$4,938
Fannie Mae Pool	4,149,551
Fannie Mae REMICS	428,238
Fannie Mae Whole Loan	11,634
Federal Farm Credit Bank	6,664
Federal Home Loan Banks	172,904
Federal Home Loan Mortgage Corp	26,630
FHLMC Structured Pass Through Securities	25,222
Freddie Mac Gold Pool	2,174,343
Freddie Mac Non Gold Pool	257,995
Freddie Mac REMICS	479,399
Ginnie Mae II Pool	351,038
Government National Mortgage Association	651,145
United States Treasury Note/Bond	1,460,299

Total market value of collateral securities	$10,200,000

Morgan Stanley (0.350%)
Security description	Value(a)
Argento Variable Fund	$430,582
Federal Home Loan Banks	3,570,025
Ginnie Mae I Pool	2,759,703
Landesbank	403,547

Total market value of collateral securities	$7,163,857

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  167

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$183,265
Capital One Multi-Asset Execution Trust	670,493
Chase Issuance Trust	179,724
Citibank Credit Card Issuance Trust	419,853
Citibank Omni Master Trust	405,725
Discover Card Master Trust I	244,842
First Franklin Mortgage Loan Asset Backed Certificates	148,159
First National Master Note Trust	220,728
Ford Credit Auto Owner Trust	38,229
Freddie Mac Gold Pool	410,475
GS Mortgage Securities Corp II	166,790
HSBC Home Equity Loan Trust	469,502
Merrill Lynch/Countrywide Commercial Mortgage Trust	509,285
Nelnet Student Loan Trust	210,445
SLC Student Loan Trust	337,036
SLM Student Loan Trust	512,250
Structured Asset Investment Loan Trust	37,788
Wells Fargo Home Equity Trust	73,366

Total market value of collateral securities	$5,237,955

(u)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value
Federal National Mortgage Association 01-01-41 5.000%	$1,500,000	01-13-11	$1,582,266	$1,576,875

168  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  169

Portfolio of Investments (continued)

RiverSource VP — Balanced Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Metals & Mining	$16,137,409	$2,574,510	$—	$18,711,919
All Other Industries	631,699,213	—	—	631,699,213

Total Equity Securities	647,836,622	2,574,510	—	650,411,132

Bonds
Foreign Government Obligations & Agencies	—	8,557,144	—	8,557,144
U.S. Government Obligations & Agencies	34,255,580	8,827,500	—	43,083,080
Asset-Backed Securities	—	21,025,022	—	21,025,022
Commercial Mortgage-Backed Securities	—	40,766,532	—	40,766,532
Residential Mortgage-Backed Securities	62,068,494	53,500,686	850,000	116,419,180
Corporate Debt Securities				—
Entertainment	—	397,100	813,215	1,210,315
All Other Industries	—	122,459,286	—	122,459,286

Total Bonds	96,324,074	255,533,270	1,663,215	353,520,559

Other
FDIC-Insured Debt Securities	—	1,157,176	—	1,157,176
Senior Loans	—	1,350,514	—	1,350,514
Affiliated Money Market Fund(c)	15,311,808	—	—	15,311,808
Investments of Cash Collateral Received for Securities on Loan	—	114,068,917	—	114,068,917

Total Other	15,311,808	116,576,607	—	131,888,415

Investments in Securities	759,472,504	374,684,387	1,663,215	1,135,820,106
Derivatives(d)
Assets
Futures Contracts	527,868	—	—	527,868
Liabilities
Futures Contracts	(153,356)	—	—	(153,356)

Total	$759,847,016	$374,684,387	$1,663,215	$1,136,194,618

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Total
Balance as of Dec. 31, 2009	$370,246	$—	$962,236	$1,332,482
Accrued discounts/premiums	—	2,496	2,485	4,981
Realized gain (loss)	—	357	—	357
Change in unrealized appreciation (depreciation)*	—	(13,549)	(32,259)	(45,808)
Sales	—	10,696	(119,247)	(108,551)
Purchases	—	850,000	—	850,000
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(370,246)	—	—	(370,246)

Balance as of Dec. 31, 2010	$—	$850,000	$813,215	$1,663,215

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $(32,259), which is comprised of Corporate Debt Securities.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

170  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Balanced Fund

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  171

Portfolio of Investments
RiverSource VP — Cash Management Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

U.S. Government Agencies (28.2%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)

U.S. Government Agencies
Federal Home Loan Bank Discount Notes
11-25-11	0.400%	$12,500,000		$12,500,000
12-09-11	0.400	31,000,000		30,999,817
U.S. Treasury Bills
01-20-11	0.130	35,000,000		34,997,414
02-10-11	0.120	35,000,000		34,995,100
02-17-11	0.100	108,000,000		107,986,291
05-19-11	0.190	15,000,000		14,989,363

Total U.S. Government Agencies
(Cost: $236,467,985)				$236,467,985

U.S. Government-Insured Debt (16.1%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)

Straight-A Funding LLC U.S. Treasury Government Guaranty(c,d)
01-05-11	0.200%	$10,000,000		$9,999,722
01-07-11	0.200	15,000,000		14,999,425
01-10-11	0.180	20,000,000		19,999,000
01-10-11	0.220	10,000,000		9,999,400
01-14-11	0.220	10,000,000		9,999,169
01-19-11	0.190	20,000,000		19,998,000
02-02-11	0.220	30,000,000		29,994,134
02-07-11	0.220	5,000,000		4,998,869
02-07-11	0.240	3,000,000		2,999,260
03-02-11	0.250	12,000,000		11,995,000

Total U.S. Government-Insured Debt
(Cost: $134,981,979)				$134,981,979

Certificates of Deposit (3.5%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)

Bank of Montreal Chicago Branch
01-13-11	0.240%	$11,000,000		$11,000,000
Toronto Dominion Bank/NY
01-18-11	0.230	18,000,000		18,000,000

Total Certificates of Deposit
(Cost: $29,000,000)				$29,000,000

Commercial Paper (47.7%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)

Asset-Backed (30.5%)
Amsterdam Funding Corp.
01-27-11	0.240%	$13,000,000		$12,997,653
02-03-11	0.270	9,000,000		8,997,773
02-08-11	0.260	9,000,000	(d)	8,997,530
Argento Variable Funding Co. LLC
01-06-11	0.240	22,500,000		22,499,102
01-26-11	0.310	8,000,000		7,998,222
Bryant Park Funding LLC
01-03-11	0.170	10,000,000		9,999,861
Chariot Funding LLC
01-12-11	0.210	12,000,000		11,999,157
01-13-11	0.230	8,000,000	(d)	7,999,333
01-24-11	0.220	5,000,000		4,999,265
Fairway Finance Co. LLC
01-12-11	0.220	6,000,000		5,999,560
Falcon Asset Securitization Company LLC
01-14-11	0.220	8,000,000		7,999,336
FCAR Owner Trust Series I
01-04-11	0.210	10,000,000		9,999,767
01-07-11	0.240	7,000,000		6,999,673
01-18-11	0.260	5,000,000		4,999,363
01-19-11	0.260	5,000,000		4,999,325
Jupiter Securitization Company LLC
01-13-11	0.220	18,000,000	(d)	17,998,620
01-18-11	0.220	6,000,000	(d)	5,999,348
01-27-11	0.220	7,000,000	(d)	6,998,837
Market Street Funding LLC
01-20-11	0.220	9,000,000		8,998,908
Old Line Funding LLC
01-06-11	0.190	7,000,000	(d)	6,999,776
01-21-11	0.220	4,000,000		3,999,489
Regency Market No. 1 LLC
01-19-11	0.240	15,000,000	(d)	14,998,125
01-21-11	0.250	12,000,000	(d)	11,998,267
Salisbury Receivables Co. LLC
01-11-11	0.240	10,000,000	(d)	9,999,278
Sheffield Receivables Corp.
01-11-11	0.230	5,000,000	(d)	4,999,653
01-25-11	0.250	5,000,000	(d)	4,999,133
02-11-11	0.250	5,000,000	(d)	4,998,576
Windmill Funding Corp.
02-01-11	0.260	10,000,000		9,997,761
02-15-11	0.270	5,000,000		4,998,313

Total				255,469,004

Banking (11.7%)
Barclays US Funding LLC
02-03-11	0.250	8,000,000		7,998,167
BNP Paribas Finance Inc.
01-03-11	0.070	22,600,000		22,599,874
01-11-11	0.240	10,000,000		9,999,278
HSBC USA Inc.
01-24-11	0.220	5,000,000		4,999,265
01-25-11	0.210	5,400,000		5,399,208
02-10-11	0.240	20,000,000		19,994,667
Scotiabanc Inc.
01-04-11	0.160	12,000,000	(d)	11,999,790
01-31-11	0.200	15,000,000	(d)	14,997,500

Total				97,987,749

Life Insurance (3.6%)
Metlife Short Term Funding LLC
01-11-11	0.220	5,000,000		4,999,667
01-26-11	0.240	12,000,000		11,997,917
New York Life Capital Corp.
01-28-11	0.200	13,300,000	(d)	13,298,004

Total				30,295,588

Non-Captive Diversified (1.9%)
General Electric Capital Services Inc.
02-04-11	0.230	16,000,000		15,996,524

Total Commercial Paper
(Cost: $399,748,865) $399,748,865

Repurchase Agreements (0.2%)
	Effective	Principal
Issuer	yield	amount		Value(a)

Brokerage
Barclays Bank PLC dated 12-31-10, matures 01-03-11, repurchase price $2,000,033 (collateralized by: U.S. Treasury STRIPS) total market value $2,000,000)
	0.000%	$2,000,000		$2,000,000

Total Repurchase Agreements
(Cost: $2,000,000)				$2,000,000

Bonds (4.4%)
	Coupon	Principal
Issuer	rate	amount	Value(a)

Asset-Backed
AmeriCredit Automobile Receivables Trust Series 2010-3 Class A1
10-11-11	0.310%	$5,853,830	$5,853,830
Honda Auto Receivables Owner Trust Series 2010-3 Class A1
06-21-11	0.310	10,602,187	10,602,187

See accompanying Notes to Portfolio of Investments.

172  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Asset-Backed (cont.)
Santander Drive Auto Receivables Trust Series 2010-A Class A1
07-15-11	0.526%	$708,762	(b,e)	$708,762
Santander Drive Auto Receivables Trust Series 2010-B Class A1
12-15-11	0.374	20,000,000	(b,e)	20,000,000

Total Bonds
(Cost: $37,164,779)				$37,164,779

Total Investments in Securities
(Cost: $839,363,608)(f)				$839,363,608

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $20,708,762 or 2.47% of net assets.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $282,263,749 or 33.67% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010. The maturity date disclosed represents the final maturity.

(f)	Also represents the cost of securities for federal income tax purposes at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  173

Portfolio of Investments (continued)  RiverSource VP — Cash Management Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Short-Term Securities
U.S. Government Agencies	$—	$236,467,985	$—	$236,467,985
U.S. Government-Insured Debt	—	134,981,979	—	134,981,979
Certificates of Deposit	—	29,000,000	—	29,000,000
Commercial Paper	—	399,748,865	—	399,748,865
Repurchase Agreements		2,000,000		2,000,000

Total Short-Term Securities	—	802,198,829	—	802,198,829

Bonds
Asset-Backed Securities	—	37,164,779	—	37,164,779

Total Bonds	—	37,164,779	—	37,164,779

Total	$—	$839,363,608	$—	$839,363,608

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

174  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  175

Portfolio of Investments

RiverSource VP — Diversified Bond Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (104.6%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Foreign Agencies (0.3%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$2,425,000		$2,592,778
01-21-21	5.500	1,930,000		1,954,125
06-15-35	6.625	3,368,000	(e)	3,426,920
Petroleos de Venezuela SA
04-12-17	5.250	6,094,000		3,488,815

Total				11,462,638

Sovereign (1.0%)(c)
Argentina Bonos Senior Unsecured
09-12-13	7.000	2,881,000		2,896,047
10-03-15	7.000	1,860,000		1,790,250
Argentina Government International Bond Senior Unsecured
12-15-35	0.000	4,660,000	(j)	705,990
El Salvador Government International Bond Senior Unsecured
06-15-35	7.650	1,800,000	(d)	1,903,500
Indonesia Government International Bond Senior Unsecured
01-17-18	6.875	2,109,000	(d)	2,446,440
10-12-35	8.500	1,338,000	(d)	1,752,780
01-17-38	7.750	1,150,000	(d)	1,397,250
Philippine Government International Bond Senior Unsecured
01-15-21	4.000	743,000	(e)	716,995
01-14-31	7.750	2,732,000		3,367,190
Russian Foreign Bond — Eurobond
03-31-30	7.500	2,139,945	(d)	2,471,636
Russian Foreign Bond — Eurobond Senior Unsecured
04-29-20	5.000	2,600,000	(d)	2,603,250
Turkey Government International Bond Senior Unsecured
09-26-16	7.000	590,000		678,500
04-03-18	6.750	1,857,000		2,121,623
11-07-19	7.500	900,000		1,077,750
03-17-36	6.875	4,585,000		5,112,275
Uruguay Government International Bond
05-17-17	9.250	876,000	(e)	1,130,040
Uruguay Government International Bond Senior Unsecured
03-21-36	7.625	2,184,000	(e)	2,593,500
Venezuela Government International Bond
02-26-16	5.750	2,181,000	(d,e)	1,537,605
Venezuela Government International Bond Senior Unsecured
10-08-14	8.500	944,000		797,680
05-07-23	9.000	2,200,000	(d,e)	1,496,000

Total				38,596,301

Treasury (1.4%)(c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	2,700,000		$16,418,808
Indonesia Treasury Bond (IDR) Senior Unsecured
07-15-22	10.250	32,545,000,000		4,161,409
Mexican Bonos (MXN)
12-17-15	8.000	403,300,000		34,959,713

Total				55,539,930

U.S. Government Obligations & Agencies (4.6%)
Federal National Mortgage Association
09-17-13	1.125	$14,550,000		$14,516,462
07-28-15	1.750	6,500,000	(k)	6,507,137
U.S. Treasury
08-31-12	0.375	2,785,000	(e)	2,779,995
07-31-17	2.375	55,030,000	(e)	54,307,732
11-15-20	2.625	48,515,000	(e)	45,763,278
08-15-40	3.875	23,866,000	(e)	21,982,829
U.S. Treasury Inflation-Indexed Bond
07-15-12	3.000	8,642,238	(e,r)	9,180,059
07-15-15	1.875	25,574,023	(e,r)	27,704,839

Total				182,742,331

Asset-Backed (11.5%)
321 Henderson Receivables I LLC CMO Series 2010-3A Class A
12-15-48	3.820	2,482,884	(d)	2,379,727
Access Group, Inc. Series 2005-1 Class A1
06-22-18	0.383	9,526,754	(k)	9,514,635
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4 (XLCA)
10-06-13	0.306	3,182,435	(k,m)	3,159,087
AmeriCredit Automobile Receivables Trust Series 2010-1 Class A3
03-17-14	1.660	9,750,000		9,795,143
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A
08-20-14	3.630	6,800,000	(d)	6,986,389
Banc of America Funding Corp. CMO Series 2009-R14A Class 1A1
09-26-37	1.361	26,201,567	(d,k)	26,011,012
Banc of America Funding Corp. CMO Series 2010-R3 Class 6A1
09-26-36	0.430	6,021,879	(d,k)	5,758,120
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1
11-25-36	0.311	4,002,226	(k)	3,916,718
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2
05-25-36	0.361	2,385,177	(k)	2,311,312
Centre Point Funding LLC Series 2010-1A Class 1
07-20-16	5.430	2,490,914	(d)	2,573,128
Chrysler Financial Lease Trust Series 2010-A Class C
09-16-13	4.490	23,850,000	(d)	23,859,991
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06-20-14	6.300	14,495,000		15,333,192
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2
11-15-12	1.830	27,806,589	(d)	27,891,773
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-2 Class 1A1
05-25-37	0.361	6,789,186	(d,k)	6,715,984
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC3 Class A2A
03-25-37	0.371	9,510,981	(k)	9,349,142
Countrywide Asset-Backed Certificates Series 2005-1 Class MV1
07-25-35	0.661	3,456,734	(k)	3,449,257
Countrywide Asset-Backed Certificates Series 2006-4 Class 1A1M
07-25-36	0.521	916,967	(k)	605,890
CPS Auto Trust Series 2007-C Class A3 (AGM)
05-15-12	5.430	23,670	(d,m)	23,696
Crown Castle Towers LLC Senior Secured
01-15-15	4.523	16,900,000	(d)	17,519,216
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1
04-26-37	0.383	7,109,458	(d,k)	6,980,218
DT Auto Owner Trust Series 2009-1 Class A1
10-15-15	2.980	12,636,728	(d)	12,705,629
DT Auto Owner Trust Series 2010-1A Class A2
12-17-12	0.990	12,350,000	(d)	12,352,186
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A
06-15-13	0.510	5,550,000	(k)	5,533,926
GTP Towers Issuer LLC
02-15-15	4.436	5,350,000	(d)	5,662,896
Hertz Vehicle Financing LLC Series 2009-2A Class A1
03-25-14	4.260	13,350,000	(d)	13,889,979
Hertz Vehicle Financing LLC Series 2009-2A Class A2
03-25-16	5.290	6,500,000	(d)	6,999,800

See accompanying Notes to Portfolio of Investments.

176  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Asset-Backed (cont.)
Hertz Vehicle Financing LLC Series 2010-1A Class A1
02-25-15	2.600%	$5,600,000	(d)	$5,594,011
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1
12-25-36	0.311	1,801,207	(k)	1,780,038
HSI Asset Securitization Corp. Trust Series 2007-WF1 Class 2A1
05-25-37	0.321	2,992,940	(k)	2,933,434
Jefferies & Co., Inc. CMO Series 2010-R1 Class 2A1
11-26-36	0.419	7,091,063	(d,k)	6,789,693
JP Morgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2
09-25-29	0.331	3,504,360	(k)	3,365,338
JP Morgan Reremic CMO Series 2009-5 Class 4AI
04-26-37	0.381	6,094,372	(d,k)	5,934,521
Morgan Stanley ABS Capital I Series 2006-HE7 Class A2B
09-25-36	0.361	5,215,794	(k)	4,897,218
Morgan Stanley Resecuritization Trust Series 2010-F Class A
06-17-13	0.511	12,100,000	(d,k)	12,071,651
National Collegiate Student Loan Trust CMO I.O. Series 2006-2 Class AIO
08-25-11	10.040	6,400,000	(i)	188,640
08-25-11	20.000	600,000	(i)	17,685
National Collegiate Student Loan Trust CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	12,400,000	(i)	685,643
National Collegiate Student Loan Trust CMO I.O. Series 2006-4 Class AIO
02-27-12	7.420	11,633,000	(i)	730,208
Navistar Financial Corp. Owner Trust Series 2010-A Class A2
10-18-12	1.470	12,720,000	(d)	12,745,155
Northstar Education Finance, Inc. Series 2004-1 Class A3
04-28-17	0.458	6,255,000	(k)	6,243,784
Novastar Home Equity Loan Series 2007-1 Class A2A2
03-25-37	4.214	2,950,301	(k)	2,937,759
Option One Mortgage Loan Trust Series 2007-HL1 Class 2A1 (XLCA)
02-25-38	0.381	2,362,571	(k,m)	2,303,355
RAAC Series Series 2007-SP1 Class A1
03-25-37	0.411	2,656,163	(k)	2,626,882
RAAC Series Series 2007-SP1 Class A2
03-25-37	0.611	13,975,000	(k)	11,327,548
Renaissance Home Equity Loan Trust Series 2005-4 Class A3
02-25-36	5.565	1,457,501		1,384,492
Renaissance Home Equity Loan Trust Series 2006-1 Class AF3
05-25-36	5.608	329,628		285,791
Renaissance Home Equity Loan Trust Series 2006-2 Class AF3
08-25-36	5.797	150,000		85,741
Renaissance Home Equity Loan Trust Series 2007-2 Class AF3
06-25-37	5.744	175,000		92,659
Residential Asset Mortgage Products, Inc. Series 2005-RS1 Class AI4
01-25-35	4.630	6,733,292		6,329,523
Residential Asset Securities Corp. Series 2004-KS9 Class AI4 (FGIC)
02-25-32	4.610	2,257,936	(m)	1,971,099
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08-15-13	0.950	13,650,000		13,648,325
Santander Drive Auto Receivables Trust Series 2010-A Class A1
07-15-11	0.526	2,018,898	(d)	2,018,876
SBA Tower Trust
04-15-15	4.254	19,420,000	(d)	20,230,494
Sierra Receivables Funding Co. Series 2007-2A Class A2 (NPFGC)
09-20-19	1.261	8,566,119	(d,k)	8,319,832
Sierra Receivables Funding Co. Series 2010-1A Class A1
07-20-26	4.480	2,830,115	(d)	2,883,359
Sierra Receivables Funding Co. Series 2010-2A Class A
11-20-25	3.840	4,149,762	(d)	4,155,383
Sierra Receivables Funding Co. Series 2010-3A Class A
11-20-25	3.510	3,969,287	(d)	3,947,848
SLM Student Loan Trust Series 2006-A Class A2
12-15-20	0.382	1,787,681	(k)	1,775,650
SLM Student Loan Trust Series 2006-C Class A2
09-15-20	0.352	6,836,894	(k)	6,739,403
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
10-25-36	0.371	2,308,532	(k)	2,250,067
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2B
12-25-36	0.361	5,224,181	(k)	5,161,345
Triad Auto Receivables Owner Trust Series 2006-B Class A4 (AGM)
11-12-12	5.520	6,326,523	(m)	6,334,996
Triad Auto Receivables Owner Trust Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	14,061,460	(m)	14,243,654
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM)
02-12-14	0.321	21,622,019	(k,m)	21,407,754
Triad Auto Receivables Owner Trust Series 2007-B Class A3A (AGM)
10-12-12	5.240	1,094,371	(m)	1,104,045

Total				448,820,945

Commercial Mortgage-Backed (11.1%)(f)
Americold LLC Trust Series 2010-ARTA Class A1
01-14-29	3.847	8,906,000	(d)	8,923,054
Banc of America Commercial Mortgage, Inc. Series 2005-3 Class A3A
07-10-43	4.621	8,050,000		8,329,956
Banc of America Commercial Mortgage, Inc. Series 2005-3 Class A4
07-10-43	4.668	10,284,000		10,802,174
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4
09-10-47	5.195	14,550,000		15,627,554
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4
02-13-42	4.933	2,000,000	(k)	2,134,430
Bear Stearns Commercial Mortgage Securities Series 2007-PW18 Class A1
06-13-50	5.038	2,072,690		2,097,522
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class A1
09-11-42	5.422	193,464		197,522
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2
11-15-30	5.676	13,296,562		13,523,481
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10-15-49	5.431	3,991,000		4,262,622
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class ASB
07-15-44	5.222	1,917,003		2,039,921
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12-11-49	5.322	10,750,000		11,201,232
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A Class BFL
02-05-19	0.576	1,625,000	(d,k)	1,554,651
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4
12-10-49	5.815	10,275,000	(e)	11,055,084
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class A4
12-15-35	6.180	6,953,940		7,040,942
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A4
01-15-37	4.750	11,155,000		11,685,862
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1
05-15-36	3.819	941,277		953,222
Extended Stay America Trust Series 2010-ESHA Class A
11-05-27	2.951	10,483,176	(d)	10,311,987

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  177

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Commercial Mortgage-Backed (cont.)
Federal National Mortgage Association #735029
09-01-13	5.321%	$101,866		$110,995
Federal National Mortgage Association #735390
03-01-16	4.854	1,494,135		1,552,028
Federal National Mortgage Association CMO Series 2002-M2 Class C
08-25-12	4.717	59,651		62,427
FREMPF Mortgage Trust CMO Series 2010-K6 Class B
12-26-46	5.357	5,300,000	(d)	4,680,339
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A2
06-10-38	6.070	9,784,000		10,046,502
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5
06-10-48	4.772	3,900,000		4,103,255
General Electric Capital Assurance Co. Series 2003-1 Class A4
05-12-35	5.254	10,135,402	(d)	10,743,617
General Electric Capital Assurance Co. Series 2003-1 Class A5
05-12-35	5.743	6,500,000	(d)	7,123,531
Greenwich Capital Commercial Funding Corp. Series 2003-C1 Class A3
07-05-35	3.858	7,525,095		7,677,027
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A3
01-05-36	4.533	2,010,372		2,063,793
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5
06-10-36	4.883	1,110,072		1,121,944
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A4
12-10-49	5.736	1,375,000		1,449,152
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2
03-10-39	5.381	9,640,736		9,904,215
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03-10-39	5.444	48,175,000	(e)	50,756,140
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3
08-10-38	4.602	1,586,722		1,594,695
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A
07-10-39	4.751	5,575,000		5,879,119
GS Mortgage Securities Corp. II Series 2007-EOP Class J
03-06-20	1.120	8,650,000	(d,k)	7,737,041
GS Mortgage Securities Corp. II Series 2007-GG10 Class F
08-10-45	5.808	5,700,000		468,021
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-CB6 Class A1
07-12-37	4.393	1,229,234		1,268,127
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1 Class A1
10-15-37	4.134	1,072,648		1,116,182
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A Class A1
03-12-39	3.972	576,510		589,439
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A Class A2
03-12-39	4.767	10,950,000		11,509,739
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
01-12-37	4.184	1,440,926		1,442,650
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-LN2 Class A1
07-15-41	4.475	6,595,650		6,721,751
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A3
07-15-42	4.697	6,000,000		6,146,086
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3 Class ASB
08-15-42	4.893	8,752,765		9,143,856
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class ASB
04-15-43	5.490	10,020,000		10,617,015
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB
11-12-16	5.688	3,665,000		3,895,940
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class A1
12-05-27	4.314	6,767,095	(d)	7,090,281
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class A2
12-05-27	5.633	5,750,000	(d)	6,176,013
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C2 Class A3
11-15-43	4.070	3,350,000	(d)	3,185,560
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A2
08-05-32	4.311	8,500,000	(d)	8,047,505
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3
03-15-29	3.973	2,500,000		2,541,600
LB-UBS Commercial Mortgage Trust Series 2004-C6 Class A6
08-15-29	5.020	4,000,000		4,251,024
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class AAB
09-15-30	4.930	4,911,716		5,162,720
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AAB
06-15-32	5.856	7,200,000		7,750,850
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1
02-12-51	4.706	1,871,899		1,903,553
Morgan Stanley Capital I Series 2004-HQ4 Class A5
04-14-40	4.590	11,745,000		11,798,205
Morgan Stanley Capital I Series 2006-T23 Class AAB
08-12-41	5.795	5,575,000		6,044,607
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A
08-12-45	5.807	18,150,000	(d,k)	19,406,829
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A
08-15-45	6.002	19,000,000	(d,e)	20,315,688
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A2
08-15-39	5.768	2,100,000	(k)	2,208,362
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3
08-15-39	6.049	3,605,000		3,919,808
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2
10-15-41	4.380	2,149,025		2,170,306
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A5
07-15-42	5.087	3,150,000		3,216,024
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class A3
03-15-45	5.558	9,850,000		10,636,134
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class APB
03-15-45	5.576	4,000,000		4,230,826
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class APB
07-15-45	5.727	4,550,000		4,797,690
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4
11-15-48	5.308	2,800,000		2,971,714

Total				439,091,141

Residential Mortgage-Backed (36.6%)(f)
American General Mortgage Loan Trust CMO Series 2009-1 Class A7
09-25-48	5.750	13,705,000	(d)	13,835,513
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1
06-26-37	0.471	8,337,240	(d,k)	8,132,442
Bear Stearns Mortgage Funding Trust CMO Series 2007-AR1 Class 2A4
02-25-37	0.496	7,497,767	(k)	959,069
Castle Peak Loan Trust CMO Series 2010-NPL1 Class A
12-25-50	7.750	8,791,206	(d)	8,791,206
Chaseflex Trust CMO Series 2005-2 Class 2A2
06-25-35	6.500	225,908		210,634
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-4 Class 4A5
10-25-35	5.000	21,857,662	(d)	21,310,014
Countrywide Alternative Loan Trust CMO Series 2003-11T1 Class A1
07-25-18	4.750	952,393		966,803

See accompanying Notes to Portfolio of Investments.

178  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2
05-25-35	0.511%	$3,904,138	(k)	$1,864,239
Countrywide Alternative Loan Trust CMO Series 2005-42CB Class A9
10-25-35	0.511	637,317	(k)	631,940
Countrywide Alternative Loan Trust CMO Series 2006-OA11 Class A3B1
09-25-46	0.441	35,320	(k)	34,239
Countrywide Alternative Loan Trust CMO Series 2007-OH1 Class A1A
04-25-47	0.351	2,087,988	(k)	1,976,022
Countrywide Alternative Loan Trust CMO Series 2007-OH3 Class A3
09-25-47	0.761	16,538,947	(k)	3,631,101
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2005-R2 Class 2A1
06-25-35	7.000	2,484,171	(d)	2,528,844
Credit Suisse Mortgage Capital Certificates CMO Series 2009-12R Class 13A1
08-27-37	6.000	5,751,477	(d)	6,053,458
Credit Suisse Mortgage Capital Certificates CMO Series 2009-12R Class 30A1
12-27-36	5.300	4,894,511	(d)	4,981,045
Credit Suisse Mortgage Capital Certificates CMO Series 2010-11R Class A1
06-28-47	1.261	23,651,130	(d,k)	23,297,590
Credit Suisse Mortgage Capital Certificates CMO Series 2010-12R Class 13A1
12-26-37	4.250	19,841,188	(d,k)	20,009,143
Credit Suisse Mortgage Capital Certificates CMO Series 2010-6R Class 1A2
02-27-37	5.500	4,650,000	(d)	4,691,208
Fadr LLC Series 2009-2 Class A
01-28-40	2.511	5,638,645	(d,k)	5,356,713
Federal Home Loan Mortgage Corp.
01-01-26	3.500	31,500,000	(g)	31,687,047
11-01-40	4.500	14,906,015		15,358,755
01-01-41	4.500	9,500,000	(g)	9,734,536
01-01-41	6.000	13,300,000	(g)	14,405,563
Federal Home Loan Mortgage Corp. #1G3723
08-01-37	5.834	1,724,850	(k)	1,855,921
Federal Home Loan Mortgage Corp. #A27373
10-01-34	6.500	330,875		371,782
Federal Home Loan Mortgage Corp. #A87434
07-01-39	5.000	11,434,387		12,053,080
Federal Home Loan Mortgage Corp. #B11452
12-01-18	6.000	563,782		615,316
Federal Home Loan Mortgage Corp. #B11835
01-01-19	5.500	56,709		61,591
Federal Home Loan Mortgage Corp. #B12280
02-01-19	5.500	68,212		74,084
Federal Home Loan Mortgage Corp. #C00356
08-01-24	8.000	54,527		63,680
Federal Home Loan Mortgage Corp. #C14412
09-01-28	6.000	806,832		886,702
Federal Home Loan Mortgage Corp. #C46101
08-01-29	6.500	151,651		170,519
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	589,773		632,976
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	1,432,754		1,574,585
Federal Home Loan Mortgage Corp. #C79930
06-01-33	5.500	1,290,688		1,386,735
Federal Home Loan Mortgage Corp. #C80198
08-01-24	8.000	24,258		28,330
Federal Home Loan Mortgage Corp. #C80253
01-01-25	9.000	32,602		38,712
Federal Home Loan Mortgage Corp. #C90767
12-01-23	6.000	1,989,626		2,186,910
Federal Home Loan Mortgage Corp. #D95319
03-01-22	6.000	178,971		197,075
Federal Home Loan Mortgage Corp. #D96300
10-01-23	5.500	209,086		224,213
Federal Home Loan Mortgage Corp. #E01127
02-01-17	6.500	947,731		1,032,641
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	589,857		636,308
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	2,089,503		2,226,749
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	1,914,674		2,061,897
Federal Home Loan Mortgage Corp. #G01108
04-01-30	7.000	931,803		1,060,561
Federal Home Loan Mortgage Corp. #G01410
04-01-32	7.000	43,135		49,178
Federal Home Loan Mortgage Corp. #G01427
12-01-31	6.500	377,010		423,916
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	303,135		338,528
Federal Home Loan Mortgage Corp. #G03419
07-01-37	6.000	28,183,283		31,158,154
Federal Home Loan Mortgage Corp. #G04688
09-01-38	5.500	18,091,719		19,296,678
Federal Home Loan Mortgage Corp. #G30225
02-01-23	6.000	2,480,786		2,731,733
Federal Home Loan Mortgage Corp. #H01724
09-01-37	6.000	5,313,406		5,683,061
Federal Home Loan Mortgage Corp. CMO I.O. Series 2795 Class IY
07-15-17	85.440	25,596	(i)	335
Federal Home Loan Mortgage Corp. CMO I.O. Series 2817 Class SA
06-15-32	20.000	3,024,519	(i)	226,844
Federal Home Loan Mortgage Corp. CMO I.O. Series 2936 Class AS
02-15-35	12.810	6,337,779	(i)	929,061
Federal Home Loan Mortgage Corp. CMO I.O. Series 2950 Class SM
03-15-35	2.330	8,088,554	(i)	984,462
Federal Home Loan Mortgage Corp. CMO I.O. Series 3155 Class PS
05-15-36	1.810	20,514,847	(i)	3,506,738
Federal Home Loan Mortgage Corp. CMO I.O. Series 3256 Class S
12-15-36	18.708	18,055,934	(i)	2,477,177
Federal Home Loan Mortgage Corp. CMO I.O. Series 3430 Class IA
07-15-12	77.671	24,557,831	(i)	128,145
Federal Home Loan Mortgage Corp. CMO I.O. Series 3447 Class AI
03-15-12	11.424	12,730,001	(i)	125,578
Federal Home Loan Mortgage Corp. CMO I.O. Series 3517 Class JI
12-15-12	34.203	10,598,996	(i)	92,206
Federal Home Loan Mortgage Corp. CMO I.O. Series 3630 Class AI
03-15-17	12.307	70,207,045	(i)	2,935,462
Federal Home Loan Mortgage Corp. CMO I.O. Series 3639 Class SC
02-15-40	22.273	11,119,065	(i)	1,182,191
Federal National Mortgage Association
01-01-26	3.500	1,910,000	(g)	1,923,131
01-01-26	4.500	36,875,000	(g)	38,655,362
01-01-26	5.500	14,875,000	(g)	15,990,625
01-01-26	6.000	15,000,000	(g)	16,291,410
05-01-40	5.000	7,885,244		8,295,483
01-01-41	4.000	122,400,000	(g)	121,749,810
01-01-41	4.500	86,000,000	(g)	88,270,915
01-01-41	5.000	2,600,000	(g)	2,733,250
01-01-41	6.000	55,305,000	(g)	60,109,622
01-01-41	6.500	51,500,000	(g)	57,229,375
Federal National Mortgage Association #125032
11-01-21	8.000	11,851		13,651
Federal National Mortgage Association #125474
02-01-27	7.500	359,823		411,976
Federal National Mortgage Association #190353
08-01-34	5.000	6,432,044		6,794,819
Federal National Mortgage Association #190899
04-01-23	8.500	92,324		102,202
Federal National Mortgage Association #190988
06-01-24	9.000	104,863		122,362
Federal National Mortgage Association #252440
05-01-29	7.000	71,870		81,780
Federal National Mortgage Association #253883
08-01-16	6.000	219,966		239,454
Federal National Mortgage Association #254224
02-01-17	7.000	404,970		446,404
Federal National Mortgage Association #254560
11-01-32	5.000	1,432,169		1,513,392
Federal National Mortgage Association #254675
01-01-23	6.500	83,425		92,255
Federal National Mortgage Association #254916
09-01-23	5.500	2,059,438		2,227,862
Federal National Mortgage Association #255364
09-01-34	6.000	224,188		245,915
Federal National Mortgage Association #256171
03-01-26	6.000	9,412,364		10,275,655
Federal National Mortgage Association #257016
12-01-37	7.000	2,544,389		2,881,349

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  179

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association #303727
02-01-11	6.000%	$129		$129
Federal National Mortgage Association #323715
05-01-29	6.000	32,298		36,165
Federal National Mortgage Association #442411
11-01-28	6.500	670,583		754,014
Federal National Mortgage Association #446964
10-01-28	6.000	2,553,336		2,812,763
Federal National Mortgage Association #450370
01-01-29	6.500	863,176		970,568
Federal National Mortgage Association #50553
04-01-22	8.000	44,905		51,820
Federal National Mortgage Association #510587
08-01-29	7.000	42,061		47,860
Federal National Mortgage Association #545339
11-01-31	6.500	49,971		56,265
Federal National Mortgage Association #545342
04-01-13	7.000	10,032		10,438
Federal National Mortgage Association #545869
07-01-32	6.500	723,013		818,574
Federal National Mortgage Association #545874
08-01-32	6.500	62,976		71,575
Federal National Mortgage Association #545885
08-01-32	6.500	1,625,294		1,839,122
Federal National Mortgage Association #545910
08-01-17	6.000	635,519		694,499
Federal National Mortgage Association #555340
04-01-33	5.500	85,124		92,772
Federal National Mortgage Association #555375
04-01-33	6.000	5,245,009		5,803,164
Federal National Mortgage Association #555376
04-01-18	4.500	83,918		88,901
Federal National Mortgage Association #555458
05-01-33	5.500	6,840,569		7,452,372
Federal National Mortgage Association #555528
04-01-33	6.000	10,872,403		11,977,070
Federal National Mortgage Association #555734
07-01-23	5.000	1,832,370		1,951,303
Federal National Mortgage Association #606882
10-01-31	7.000	228,094		259,854
Federal National Mortgage Association #609621
11-01-31	7.000	1,396,486		1,590,937
Federal National Mortgage Association #615135
11-01-16	6.000	64,681		70,411
Federal National Mortgage Association #617746
08-01-32	6.500	96,947		109,008
Federal National Mortgage Association #626720
01-01-17	6.000	58,037		63,179
Federal National Mortgage Association #630599
05-01-32	7.000	2,047,395		2,333,529
Federal National Mortgage Association #634367
03-01-17	6.500	379,485		414,885
Federal National Mortgage Association #645569
06-01-32	7.000	128,555		146,521
Federal National Mortgage Association #646938
06-01-32	7.000	870,371		992,010
Federal National Mortgage Association #647549
08-01-17	6.000	613,427		669,115
Federal National Mortgage Association #650009
09-01-31	7.500	7,391		8,469
Federal National Mortgage Association #650159
10-01-32	6.500	1,676,685		1,914,007
Federal National Mortgage Association #652600
02-01-18	5.500	2,557,562		2,757,771
Federal National Mortgage Association #667604
10-01-32	5.500	2,839,606		3,057,257
Federal National Mortgage Association #667721
03-01-33	6.000	1,338,832		1,488,904
Federal National Mortgage Association #667787
02-01-18	5.500	282,418		304,703
Federal National Mortgage Association #669925
09-01-17	6.500	944,583		1,034,513
Federal National Mortgage Association #670382
09-01-32	6.000	2,861,849		3,152,621
Federal National Mortgage Association #670387
08-01-32	7.000	390,149		444,226
Federal National Mortgage Association #672289
12-01-17	5.500	192,235		207,342
Federal National Mortgage Association #677089
01-01-33	5.500	64,478		69,421
Federal National Mortgage Association #677695
02-01-33	6.500	190,841		217,851
Federal National Mortgage Association #678028
09-01-17	6.000	225,196		245,639
Federal National Mortgage Association #683116
02-01-33	6.000	339,899		374,434
Federal National Mortgage Association #684585
02-01-33	5.500	263,051		285,581
Federal National Mortgage Association #684586
03-01-33	6.000	915,473		1,018,245
Federal National Mortgage Association #684601
03-01-33	6.000	773,914		862,844
Federal National Mortgage Association #687051
01-01-33	6.000	2,855,520		3,105,493
Federal National Mortgage Association #688691
03-01-33	5.500	179,210		193,170
Federal National Mortgage Association #689093
07-01-28	5.500	698,608		754,775
Federal National Mortgage Association #694316
03-01-18	5.500	661,300		714,205
Federal National Mortgage Association #694546
03-01-33	5.500	902,502		972,806
Federal National Mortgage Association #694628
04-01-33	5.500	1,373,968		1,489,957
Federal National Mortgage Association #694795
04-01-33	5.500	1,623,989		1,760,975
Federal National Mortgage Association #694988
03-01-33	5.500	2,870,874		3,112,196
Federal National Mortgage Association #695202
03-01-33	6.500	886,011		996,245
Federal National Mortgage Association #704610
06-01-33	5.500	94,637		102,595
Federal National Mortgage Association #709901
06-01-18	5.000	1,258,953		1,359,219
Federal National Mortgage Association #711501
05-01-33	5.500	787,431		856,501
Federal National Mortgage Association #723687
08-01-28	5.500	1,144,684		1,236,714
Federal National Mortgage Association #724867
06-01-18	5.000	53,697		57,986
Federal National Mortgage Association #725232
03-01-34	5.000	6,806,926		7,199,353
Federal National Mortgage Association #725284
11-01-18	7.000	31,181		32,730
Federal National Mortgage Association #725424
04-01-34	5.500	23,202,092		25,009,495
Federal National Mortgage Association #725684
05-01-18	6.000	2,004,977		2,182,958
Federal National Mortgage Association #725813
12-01-33	6.500	3,791,870		4,287,336
Federal National Mortgage Association #726940
08-01-23	5.500	33,193		35,950
Federal National Mortgage Association #730153
08-01-33	5.500	263,316		283,828
Federal National Mortgage Association #730231
08-01-23	5.500	3,615,017		3,910,658
Federal National Mortgage Association #731075
07-01-18	5.500	61,011		66,452
Federal National Mortgage Association #731417
09-01-18	5.500	618,543		668,098
Federal National Mortgage Association #732094
08-01-18	5.500	38,518		41,596
Federal National Mortgage Association #735212
12-01-34	5.000	14,223,545	(e)	15,025,770
Federal National Mortgage Association #735224
02-01-35	5.500	20,268,049		21,846,894
Federal National Mortgage Association #735382
04-01-35	5.000	12,148,355		12,833,537
Federal National Mortgage Association #742840
10-01-18	5.500	536,581		579,778
Federal National Mortgage Association #743262
10-01-18	5.000	1,294,357		1,399,520
Federal National Mortgage Association #743455
10-01-18	5.500	1,972,434		2,131,584
Federal National Mortgage Association #743579
11-01-33	5.500	44,510		47,978
Federal National Mortgage Association #745079
12-01-20	5.000	256,583		274,103
Federal National Mortgage Association #745278
06-01-19	4.500	7,667,162		8,122,399
Federal National Mortgage Association #745283
01-01-36	5.500	27,528,487	(q)	29,664,305
Federal National Mortgage Association #745355
03-01-36	5.000	5,024,556		5,304,807
Federal National Mortgage Association #745392
12-01-20	4.500	19,110,102		20,220,876
Federal National Mortgage Association #745563
08-01-34	5.500	8,405,497		9,112,804

See accompanying Notes to Portfolio of Investments.

180  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association #747584
11-01-28	5.500%	$2,440,894		$2,637,138
Federal National Mortgage Association #753074
12-01-28	5.500	69,267		74,836
Federal National Mortgage Association #756844
02-01-19	5.000	1,026,177	(q)	1,103,300
Federal National Mortgage Association #759330
01-01-19	6.500	50,767		55,678
Federal National Mortgage Association #759342
01-01-34	6.500	471,153		534,925
Federal National Mortgage Association #761031
01-01-34	5.000	359,292		381,218
Federal National Mortgage Association #763703
04-01-34	5.500	14,241,665		15,346,862
Federal National Mortgage Association #763754
02-01-29	5.500	55,222		59,559
Federal National Mortgage Association #763798
03-01-34	5.500	135,419		146,814
Federal National Mortgage Association #765758
02-01-19	5.000	1,320,421		1,413,882
Federal National Mortgage Association #776962
04-01-29	5.000	5,208,062		5,525,891
Federal National Mortgage Association #776987
04-01-29	5.000	205,721		218,276
Federal National Mortgage Association #785506
06-01-34	5.000	333,368		352,171
Federal National Mortgage Association #785738
11-01-19	5.000	3,958,418	(q)	4,238,600
Federal National Mortgage Association #791447
10-01-34	6.000	212,881		235,375
Federal National Mortgage Association #797232
09-01-34	5.500	4,954,714		5,332,935
Federal National Mortgage Association #829227
08-01-35	6.000	233,038		255,477
Federal National Mortgage Association #833731
07-01-20	5.000	5,856,019		6,255,875
Federal National Mortgage Association #885871
06-01-36	7.000	2,639,822		3,019,744
Federal National Mortgage Association #886291
07-01-36	7.000	94,055		107,963
Federal National Mortgage Association #887648
07-01-36	5.950	1,567,411	(k)	1,674,389
Federal National Mortgage Association #888103
09-01-36	5.500	137,642		148,020
Federal National Mortgage Association #888414
11-01-35	5.000	4,404,385		4,650,045
Federal National Mortgage Association #894547
05-01-35	2.637	5,472,037	(k)	5,705,815
Federal National Mortgage Association #909188
05-01-38	7.000	8,764,733	(e)	9,912,794
Federal National Mortgage Association #909200
06-01-38	7.000	6,493,030		7,343,528
Federal National Mortgage Association #909214
07-01-38	7.000	7,143,839		8,079,585
Federal National Mortgage Association #972006
02-01-38	5.500	26,577,334		28,452,484
Federal National Mortgage Association #976421
03-01-23	4.500	2,875,256		3,019,018
Federal National Mortgage Association #995097
10-01-37	6.500	11,614,272		13,015,712
Federal National Mortgage Association #AD6420
06-01-40	5.000	13,083,645		13,764,338
Federal National Mortgage Association #AD8315
07-01-40	4.500	42,349,874	(e)	43,510,438
Federal National Mortgage Association #AD8486
08-01-40	5.000	37,829,876	(e)	39,798,021
Federal National Mortgage Association #AE7536
10-01-40	4.500	41,859,380		43,006,502
Federal National Mortgage Association CMO I.O. Series 2003-63 Class IP
07-25-33	1.000	9,850,228	(i)	2,119,881
07-25-33	20.000	425,150	(i)	91,497
Federal National Mortgage Association CMO I.O. Series 2003-71 Class IM
12-25-31	20.000	1,016,281	(i)	112,746
Federal National Mortgage Association CMO I.O. Series 2004-53 Class QC
02-25-34	8.790	7,371,230	(i)	781,126
Federal National Mortgage Association CMO I.O. Series 2004-64 Class SW
08-25-34	11.420	3,198,421	(i)	539,607
Federal National Mortgage Association CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	521,330	(i)	34,066
Federal National Mortgage Association CMO I.O. Series 2005-29 Class SX
04-25-35	15.289	6,744,628	(i)	1,092,171
Federal National Mortgage Association CMO I.O. Series 2006-33 Class JS
05-25-36	11.450	8,580,751	(i)	1,271,182
Federal National Mortgage Association CMO I.O. Series 2007-15 Class NI
03-25-22	17.076	11,484,575	(i)	1,436,172
Federal National Mortgage Association CMO I.O. Series 2008-40 Class AI
08-25-12	10.538	41,404,544	(i)	569,010
Federal National Mortgage Association CMO I.O. Series 2008-7 Class SA
02-25-38	7.933	11,473,519	(i)	1,981,681
Federal National Mortgage Association CMO I.O. Series 2009-87 Class NS
11-25-39	15.030	14,046,891	(i)	1,925,662
Federal National Mortgage Association CMO I.O. Series 2010-3 Class DI
04-25-34	14.430	33,255,011	(i)	1,424,455
Federal National Mortgage Association CMO I.O. Series 2010-4 Class SK
02-25-40	14.070	12,232,066	(i)	1,591,596
Government National Mortgage Association
01-01-41	4.000	68,000,000	(g)	68,456,891
01-01-41	4.500	30,000,000	(g)	31,143,750
Government National Mortgage Association #604708
10-15-33	5.500	2,128,633		2,312,549
Government National Mortgage Association CMO I.O. Series 2002-66 Class SA
12-16-25	25.055	5,744,499	(i)	909,751
Government National Mortgage Association CMO I.O. Series 2002-70 Class IC
08-20-32	4.414	1,170,321	(i)	140,607
Government National Mortgage Association CMO I.O. Series 2002-80 Class CI
01-20-32	7.233	20,523	(i)	88
Government National Mortgage Association CMO I.O. Series 2009-106 Class CM
01-16-34	25.384	17,974,755	(i)	2,251,135
Government National Mortgage Association CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	25,579,807	(i)	2,694,024
Government National Mortgage Association CMO I.O. Series 2010-14 Class AV
02-16-40	15.920	7,869,345	(i)	1,168,178
GSR Mortgage Loan Trust CMO Series 2004-6F Class 2A4
05-25-34	5.500	10,045,794	(s)	10,312,479
Indymac Index Mortgage Loan Trust CMO I.O. Series 2006-AR25 Class 3A3
09-25-36	20.000	32,857,964	(i)	190,093
Indymac Index Mortgage Loan Trust CMO Series 2006-AR13 Class A1
07-25-36	5.529	110,767	(k)	92,731
JP Morgan Alternative Loan Trust CMO Series 2006-A4 Class A1
09-25-36	5.950	7,239,860		7,241,822
Lehman XS Trust Series 2006-15 Class A1
10-25-36	0.341	3,410,932	(k)	3,385,988
LVII Resecuritization Trust CMO Series 2009-3 Class A1
11-27-37	5.702	6,896,029	(d,k)	6,962,768
MASTR Alternative Loans Trust CMO Series 2004-2 Class 4A1
02-25-19	5.000	2,166,869		2,179,484
MASTR Alternative Loans Trust CMO Series 2004-4 Class 2A1
05-25-34	6.000	406,490		406,515
MASTR Alternative Loans Trust CMO Series 2004-7 Class 8A1
08-25-19	5.000	1,417,266		1,414,513
MASTR Alternative Loans Trust CMO Series 2004-8 Class 7A1
09-25-19	5.000	2,270,903		2,189,472
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3B
11-26-36	5.000	12,000,000	(d)	12,000,000
Thornburg Mortgage Securities Trust CMO I.O. Series 2006-5 Class AX
10-25-46	12.564	9,077,160	(i)	241,433
Thornburg Mortgage Securities Trust CMO Series 2006-5 Class A2
10-25-46	0.441	8,847,464	(k)	8,660,655

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  181

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Thornburg Mortgage Securities Trust CMO Series 2006-6 Class A2
11-25-46	0.411%	$5,534,020	(k)	$5,289,555
Washington Mutual Alternative Mortgage Pass-Through Certificates CMO Series 2007-OC1 Class A2
01-25-47	0.381	236,679	(k)	109,625

Total				1,439,575,460

Aerospace & Defense (0.2%)
Esterline Technologies Corp.
08-01-20	7.000	95,000	(d)	98,325
L-3 Communications Corp.
10-15-15	6.375	3,397,000		3,498,910
Mantech International Corp.
04-15-18	7.250	680,000		710,600
Oshkosh Corp.
03-01-17	8.250	1,662,000	(e)	1,807,425
03-01-20	8.500	1,301,000	(e)	1,427,848
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	1,229,000	(d,e)	1,272,015

Total				8,815,123

Automotive (0.1%)
Lear Corp.
03-15-18	7.875	2,487,000	(e)	2,654,873
03-15-20	8.125	1,361,000	(e)	1,483,490

Total				4,138,363

Banking (4.3%)
Bank of America Corp. Senior Unsecured
05-01-18	5.650	18,735,000		19,325,379
07-01-20	5.625	14,695,000	(e)	14,930,209
Bank of Montreal
06-09-15	2.850	9,520,000	(c,d)	9,623,030
Bank of Nova Scotia
10-29-15	1.650	30,190,000	(c,d)	29,012,684
Canadian Imperial Bank of Commerce
07-02-15	2.600	8,695,000	(c,d)	8,701,788
JPMorgan Chase & Co. Senior Unsecured
01-15-16	2.600	14,340,000		13,942,798
10-15-20	4.250	8,710,000		8,506,622
Morgan Stanley Senior Unsecured
07-24-20	5.500	20,785,000	(e)	20,998,545
Santander U.S. Debt SA Unipersonal Bank Guaranteed
10-07-15	3.781	7,100,000	(c,d,e)	6,657,761
The Goldman Sachs Group, Inc. Senior Notes
06-15-20	6.000	3,920,000		4,236,203
The Royal Bank of Scotland PLC
08-24-20	5.625	4,405,000	(c,e)	4,362,093
The Toronto-Dominion Bank
07-29-15	2.200	29,185,000	(c,d,e)	28,805,188

Total				169,102,300

Building Materials (—%)
Associated Materials LLC Senior Secured
11-01-17	9.125	650,000	(d,e)	682,500
Interface, Inc. Senior Notes
12-01-18	7.625	321,000	(d)	330,630

Total				1,013,130

Chemicals (1.1%)
Airgas, Inc.
10-01-18	7.125	3,770,000		4,165,850
Ashland, Inc.
06-01-17	9.125	2,065,000		2,379,913
Celanese U.S. Holdings LLC
10-15-18	6.625	1,633,000	(d,e)	1,686,073
CF Industries, Inc.
05-01-18	6.875	3,440,000		3,680,800
05-01-20	7.125	805,000	(e)	881,475
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02-01-18	8.875	825,000	(e)	881,719
Invista
05-01-12	9.250	565,000	(d)	573,707
LyondellBasell Industries Senior Secured
11-01-17	8.000	4,291,000	(d,e)	4,763,009
Nalco Co. Senior Notes
01-15-19	6.625	2,870,000	(d,e)	2,934,575
Nova Chemicals Corp. Senior Unsecured
11-01-16	8.375	1,448,000	(c)	1,542,120
Polypore International, Inc. Senior Notes
11-15-17	7.500	1,095,000	(d)	1,116,900
The Dow Chemical Co. Senior Unsecured
11-15-20	4.250	20,620,000	(e)	19,751,856

Total				44,357,997

Construction Machinery (0.1%)
Case New Holland, Inc. Senior Notes
12-01-17	7.875	1,513,000	(d)	1,664,300
The Manitowoc Co., Inc.
11-01-13	7.125	3,375,000		3,404,531
11-01-20	8.500	645,000	(e)	685,313

Total				5,754,144

Consumer Products (0.1%)
Central Garden and Pet Co.
03-01-18	8.250	485,000		495,913
Jarden Corp.
05-01-16	8.000	1,885,000	(e)	2,052,294
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	2,772,000	(d,e)	3,049,199

Total				5,597,406

Diversified Manufacturing (0.1%)
Pinafore LLC/Inc. Senior Secured
10-01-18	9.000	240,000	(d,e)	260,400
SPX Corp.
09-01-17	6.875	2,522,000	(d)	2,679,625

Total				2,940,025

Electric (9.1%)
Arizona Public Service Co. Senior Unsecured
08-01-16	6.250	5,685,000		6,353,846
CMS Energy Corp. Senior Unsecured
09-30-15	4.250	7,210,000		7,137,900
12-15-15	6.875	1,515,000		1,653,177
02-01-20	6.250	6,000,000	(e)	6,105,000
Consumers Energy Co. 1st Mortgage
02-15-17	5.150	2,265,000		2,476,750
Dominion Resources, Inc. Senior Unsecured
08-01-33	5.250	13,605,000		14,976,166
DTE Energy Co. Senior Unsecured
06-01-11	7.050	1,220,000		1,250,706
05-15-14	7.625	16,980,000		19,571,522
Duke Energy Corp. Senior Unsecured
06-15-18	6.250	4,210,000		4,784,682
Florida Power & Light Co. 1st Mortgage
02-01-41	5.250	2,515,000		2,545,042
Florida Power Corp. 1st Mortgage
06-15-18	5.650	3,730,000		4,211,606
Indiana Michigan Power Co. Senior Unsecured
03-15-37	6.050	8,710,000		9,059,402
KCP&L Greater Missouri Operations Co. Senior Unsecured
07-01-12	11.875	2,430,000		2,756,364
Majapahit Holding BV
10-17-16	7.750	620,000	(c,d)	716,100
Metropolitan Edison Co. Senior Unsecured
03-15-13	4.950	1,800,000		1,897,684
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	5,300,107		5,353,108

See accompanying Notes to Portfolio of Investments.

182  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Electric (cont.)
Nevada Power Co.
04-15-12	6.500%	$1,000,000		$1,063,439
01-15-15	5.875	9,959,000		11,105,241
05-15-18	6.500	7,270,000		8,367,072
08-01-18	6.500	11,139,000		12,897,488
Nisource Finance Corp.
03-01-13	6.150	22,425,000		24,463,521
09-15-17	5.250	15,350,000		16,124,991
09-15-20	5.450	16,150,000		16,642,640
NRG Energy, Inc.
01-15-17	7.375	7,656,000	(e)	7,885,680
Ohio Power Co. Senior Unsecured
01-15-14	4.850	950,000		1,004,750
06-01-16	6.000	7,135,000		8,032,105
PacifiCorp 1st Mortgage
09-15-13	5.450	5,605,000		6,141,348
Potomac Electric Power Co. 1st Mortgage
04-15-14	4.650	4,045,000		4,326,014
Power Sector Assets & Liabilities Management Corp. Government Guaranteed
12-02-24	7.390	860,000	(c,d)	1,003,870
PPL Electric Utilities Corp. 1st Mortgage
11-30-13	7.125	6,860,000		7,927,402
Progress Energy, Inc. Senior Unsecured
03-01-11	7.100	4,260,000		4,303,473
01-15-16	5.625	3,800,000		4,256,445
12-01-39	6.000	1,440,000		1,527,656
Sierra Pacific Power Co.
05-15-16	6.000	36,826,000		41,710,121
Tampa Electric Co. Senior Unsecured
05-15-18	6.100	7,510,000		8,454,120
05-15-37	6.150	420,000		442,566
The Cleveland Electric Illuminating Co. 1st Mortgage
11-15-18	8.875	40,725,000		51,779,230
The Detroit Edison Co. Senior Secured
10-01-13	6.400	7,450,000		8,405,381
The Toledo Edison Co. 1st Mortgage
05-01-20	7.250	2,585,000		3,055,625
The Toledo Edison Co. Senior Secured
05-15-37	6.150	6,670,000	(e)	6,890,097
TransAlta Corp. Senior Unsecured
01-15-15	4.750	9,770,000	(c)	10,322,997

Total				358,982,327

Entertainment (0.2%)
Regal Cinemas Corp.
07-15-19	8.625	1,870,000		1,982,200
Speedway Motorsports, Inc.
06-01-16	8.750	2,760,000		2,980,800
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates
07-01-15	9.300	1,509,201	(h,p)	1,508,144

Total				6,471,144

Food and Beverage (2.5%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	30,641,000	(d)	33,758,813
Cott Beverages, Inc.
09-01-18	8.125	249,000		268,298
Del Monte Corp.
10-15-19	7.500	1,698,000		1,980,293
Kraft Foods, Inc. Senior Unsecured
08-11-17	6.500	29,295,000		34,082,345
02-01-18	6.125	2,565,000		2,929,987
SABMiller PLC Senior Unsecured
01-15-14	5.700	14,835,000	(c,d)	16,382,305
07-15-18	6.500	4,414,000	(c,d)	5,158,999
Sara Lee Corp. Senior Unsecured
09-15-15	2.750	2,845,000		2,821,449

Total				97,382,489

Gaming (0.1%)
MGM Resorts International Senior Secured
11-15-17	11.125	1,835,000		2,110,250
Seneca Gaming Corp.
12-01-18	8.250	925,000	(d)	927,313

Total				3,037,563

Gas Distributors (0.1%)
Energy Transfer Equity LP
10-15-20	7.500	2,105,000		2,189,200

Gas Pipelines (4.1%)
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured
08-07-18	8.700	950,000	(c,d)	1,176,231
Colorado Interstate Gas Co. Senior Unsecured
11-15-15	6.800	46,025,000	(e)	53,021,950
El Paso Corp. Senior Unsecured
09-15-20	6.500	2,420,000	(d,e)	2,432,100
Northern Natural Gas Co. Senior Unsecured
06-01-11	7.000	660,000	(d)	676,478
Northwest Pipeline GP Senior Unsecured
06-15-16	7.000	11,695,000		13,847,126
04-15-17	5.950	12,945,000		14,595,719
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	90,000		98,775
12-01-18	6.875	580,000		587,975
Southern Natural Gas Co. Senior Unsecured
04-01-17	5.900	33,068,000	(d,e)	35,460,900
Southern Star Central Corp. Senior Notes
03-01-16	6.750	1,750,000		1,767,500
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08-15-11	7.000	6,972,000	(e)	7,231,916
04-15-16	6.400	27,130,000	(e)	31,198,442

Total				162,095,112

Health Care (0.6%)
Cardinal Health, Inc. Senior Unsecured
12-15-20	4.625	12,935,000		12,906,090
HCA, Inc. Senior Secured
02-15-20	7.875	671,000	(e)	717,970
09-15-20	7.250	8,119,000	(e)	8,484,355
LifePoint Hospitals, Inc.
10-01-20	6.625	462,000	(d)	458,535

Total				22,566,950

Health Care Insurance (—%)
UnitedHealth Group, Inc. Senior Unsecured
10-15-40	5.700	1,855,000	(e)	1,846,955

Home Construction (—%)
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625	1,440,000	(e)	1,476,000

Independent Energy (2.1%)
Anadarko Petroleum Corp. Senior Unsecured
09-15-16	5.950	21,635,000	(e)	23,242,243
Berry Petroleum Co. Senior Unsecured
11-01-20	6.750	360,000		361,800
Chesapeake Energy Corp.
08-15-20	6.625	4,110,000	(e)	4,027,800
Concho Resources, Inc. Senior Notes
01-15-21	7.000	908,000		930,700
Continental Resources, Inc.
04-01-21	7.125	503,000	(d)	528,150
Denbury Resources, Inc.
04-01-13	7.500	1,851,000	(e)	1,869,510
03-01-16	9.750	1,580,000	(e)	1,761,700
EnCana Corp. Senior Unsecured
11-01-11	6.300	22,855,000	(c)	23,891,131

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  183

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Independent Energy (cont.)
EXCO Resources, Inc.
09-15-18	7.500%	$1,290,000	(e)	$1,260,975
Nexen, Inc. Senior Unsecured
05-15-17	5.650	11,260,000	(c)	12,012,967
Petrohawk Energy Corp.
08-01-14	10.500	1,605,000		1,829,700
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	1,265,000		1,328,250
Quicksilver Resources, Inc.
08-01-15	8.250	2,586,000		2,682,975
Range Resources Corp.
05-15-16	7.500	1,241,000		1,287,538
05-15-19	8.000	5,560,000		6,053,450

Total				83,068,889

Integrated Energy (0.1%)
Petro-Canada Senior Unsecured
05-15-18	6.050	4,450,000	(c,e)	5,055,930
TNK-BP Finance SA
03-13-18	7.875	705,000	(c,d)	797,299

Total				5,853,229

Life Insurance (0.4%)
Prudential Financial, Inc. Senior Unsecured
12-01-17	6.000	1,960,000		2,175,806
11-15-20	4.500	14,595,000	(e)	14,273,180

Total				16,448,986

Lodging (—%)
Wyndham Worldwide Corp. Senior Unsecured
02-01-18	5.750	693,000		704,667

Media Cable (1.2%)
Cablevision Systems Corp. Senior Unsecured
09-15-17	8.625	3,230,000	(e)	3,516,663
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	1,626,000	(e)	1,682,910
Comcast Corp.
02-15-18	5.875	3,085,000	(e)	3,425,084
07-01-39	6.550	4,470,000		4,861,259
CSC Holdings LLC Senior Unsecured
02-15-18	7.875	1,005,000	(e)	1,118,063
02-15-19	8.625	575,000	(e)	649,750
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	14,360,000		14,168,523
DISH DBS Corp.
02-01-16	7.125	4,115,000	(e)	4,248,738
09-01-19	7.875	2,355,000	(e)	2,460,975
Time Warner Cable, Inc.
11-15-40	5.875	9,830,000	(e)	9,725,408

Total				45,857,373

Media Non-Cable (1.3%)
Entravision Communications Corp. Senior Secured
08-01-17	8.750	2,190,000	(d,e)	2,304,975
Intelsat Jackson Holdings SA Senior Unsecured
10-15-20	7.250	2,595,000	(c,d,e)	2,620,950
Lamar Media Corp.
04-01-14	9.750	1,535,000	(e)	1,765,250
04-15-18	7.875	874,000	(e)	928,625
Reed Elsevier Capital, Inc.
08-01-11	6.750	3,494,000		3,616,761
RR Donnelley & Sons Co. Senior Unsecured
01-15-17	6.125	26,111,000		26,691,605
TCM Sub LLC
01-15-15	3.550	9,605,000	(d)	9,844,544
XM Satellite Radio, Inc.
11-01-18	7.625	1,720,000	(d,e)	1,775,900

Total				49,548,610

Metals (0.9%)
ArcelorMittal Senior Unsecured
06-01-19	9.850	2,030,000	(c,e)	2,565,555
08-05-20	5.250	7,330,000	(c,e)	7,246,607
10-15-39	7.000	4,450,000	(c)	4,618,134
Arch Coal, Inc.
10-01-20	7.250	121,000		127,201
Arch Western Finance LLC
07-01-13	6.750	1,665,000		1,681,650
Consol Energy, Inc.
04-01-17	8.000	1,700,000	(d,e)	1,814,750
04-01-20	8.250	3,849,000	(d)	4,156,920
FMG Resources August 2006 Pty Ltd. Senior Notes
11-01-15	7.000	1,990,000	(c,d,e)	2,047,777
02-01-16	6.375	945,000	(c,d,e)	945,000
Novelis, Inc.
12-15-17	8.375	1,365,000	(c,d,e)	1,412,775
12-15-20	8.750	1,360,000	(c,d,e)	1,411,000
Peabody Energy Corp.
09-15-20	6.500	1,825,000		1,948,188
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	1,170,000	(d,e)	1,225,575
United States Steel Corp. Senior Unsecured
02-01-18	7.000	1,783,000		1,809,745
04-01-20	7.375	2,424,000	(e)	2,460,360

Total				35,471,237

Non-Captive Diversified (1.3%)
Ally Financial, Inc.
03-15-20	8.000	4,528,000		4,946,840
CIT Group, Inc. Senior Secured
05-01-16	7.000	4,365,000	(e)	4,381,369
General Electric Capital Corp. Senior Unsecured
09-16-20	4.375	39,625,000	(e)	38,997,221
International Lease Finance Corp. Senior Unsecured
12-15-20	8.250	1,925,000		1,982,750

Total				50,308,180

Oil Field Services (0.2%)
Expro Finance Luxembourg SCA Senior Secured
12-15-16	8.500	228,000	(c,d,e)	219,014
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	940,000	(d,e)	954,100
Gazprom Via Gaz Capital SA Senior Unsecured
11-22-16	6.212	2,425,000	(c,d)	2,555,344
04-11-18	8.146	3,000,000	(c,d)	3,472,500
KazMunayGas National Co. Senior Unsecured
07-02-18	9.125	980,000	(c,d)	1,140,475
Precision Drilling Corp.
11-15-20	6.625	760,000	(c,d,e)	773,300

Total				9,114,733

Other Financial Institutions (—%)
Cardtronics, Inc.
09-01-18	8.250	1,610,000		1,682,450

Other Industry (0.1%)
Interline Brands, Inc.
11-15-18	7.000	528,000	(d,e)	535,920
Valmont Industries, Inc.
04-20-20	6.625	4,475,000		4,669,207

Total				5,205,127

Packaging (0.3%)
Ardagh Packaging Finance PLC Senior Secured
10-15-17	7.375	1,217,000	(c,d,e)	1,255,031
Ball Corp.
09-15-20	6.750	1,589,000	(e)	1,668,450
Crown Americas LLC/Capital Corp.
11-15-15	7.750	2,170,000		2,256,800
Greif, Inc. Senior Unsecured
02-01-17	6.750	2,065,000		2,157,925
Reynolds Group Issuer, Inc./LLC Senior Secured
10-15-16	7.750	1,714,000	(d,e)	1,806,128
04-15-19	7.125	1,668,000	(d)	1,697,190

Total				10,841,524

See accompanying Notes to Portfolio of Investments.

184  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Paper (0.3%)
Cascades, Inc.
12-15-17	7.750%	$4,255,000	(c)	$4,435,838
Georgia-Pacific LLC
11-01-20	5.400	6,821,000	(d)	6,743,778
Graphic Packaging International, Inc.
10-01-18	7.875	273,000	(e)	285,968

Total				11,465,584

Pharmaceuticals (0.2%)
Mylan, Inc.
11-15-18	6.000	1,075,000	(d,e)	1,056,188
Valeant Pharmaceuticals International
10-01-20	7.000	5,285,000	(d)	5,218,937
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	1,098,000	(c,d,e)	1,108,980

Total				7,384,105

Railroads (0.4%)
CSX Corp. Senior Unsecured
03-15-11	6.750	354,000		357,993
03-15-12	6.300	4,310,000		4,573,005
03-15-18	6.250	2,035,000		2,334,473
04-15-41	5.500	8,165,000		8,022,561

Total				15,288,032

Restaurants (0.2%)
Yum! Brands, Inc. Senior Unsecured
03-15-18	6.250	4,899,000		5,531,426
11-15-37	6.875	2,262,000		2,567,169

Total				8,098,595

Retailers (0.3%)
CVS Caremark Corp. Senior Unsecured
06-01-17	5.750	3,670,000		4,083,425
09-15-39	6.125	2,500,000		2,671,145
QVC, Inc. Senior Secured
04-15-17	7.125	2,149,000	(d)	2,245,705
10-15-20	7.375	2,149,000	(d)	2,245,705
Toys R Us — Delaware, Inc. Senior Secured
09-01-16	7.375	2,413,000	(d,e)	2,503,488

Total				13,749,468

Technology (0.1%)
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	2,900,000	(e)	3,016,000
Brocade Communications Systems, Inc. Senior Secured
01-15-18	6.625	827,000		870,418
01-15-20	6.875	724,000	(e)	771,060

Total				4,657,478

Transportation Services (0.8%)
ERAC USA Finance LLC
10-15-37	7.000	24,386,000	(d)	26,259,454
The Hertz Corp.
10-15-18	7.500	1,130,000	(d,e)	1,178,025
01-15-21	7.375	2,314,000	(d,e)	2,360,280

Total				29,797,759

Wireless (1.1%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
05-01-17	7.750	5,630,000	(d,e)	6,150,775
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	1,685,000		1,748,188
MetroPCS Wireless, Inc.
09-01-18	7.875	855,000		884,925
11-15-20	6.625	845,000		804,863
Nextel Communications, Inc.
08-01-15	7.375	2,865,000	(e)	2,868,581
SBA Telecommunications, Inc.
08-15-16	8.000	2,460,000		2,662,950
08-15-19	8.250	805,000		879,463
Sprint Nextel Corp. Senior Unsecured
08-15-17	8.375	2,900,000	(e)	3,110,250
United States Cellular Corp. Senior Unsecured
12-15-33	6.700	22,433,000		21,790,585
Wind Acquisition Finance SA Senior Secured
02-15-18	7.250	1,250,000	(c,d,e)	1,268,750

Total				42,169,330

Wirelines (4.1%)
AT&T, Inc. Senior Unsecured
02-15-39	6.550	22,310,000	(e)	24,283,409
Embarq Corp. Senior Unsecured
06-01-36	7.995	14,010,000	(e)	15,297,225
Frontier Communications Corp. Senior Unsecured
04-15-15	7.875	908,000	(e)	991,990
04-15-17	8.250	820,000	(e)	899,950
04-15-20	8.500	1,855,000	(e)	2,026,588
Qwest Communications International, Inc.
04-01-18	7.125	2,370,000	(d,e)	2,452,950
Telefonica Emisiones SAU
06-20-11	5.984	1,575,000	(c)	1,609,927
01-15-15	4.949	13,790,000	(c)	14,282,082
TELUS Corp. Senior Unsecured
06-01-11	8.000	28,980,000	(c)	29,770,285
tw telecom holdings, inc.
03-01-18	8.000	1,458,000	(e)	1,549,125
Verizon New York, Inc. Senior Unsecured
04-01-12	6.875	24,260,000		25,879,379
04-01-32	7.375	30,878,000		34,649,315
Windstream Corp.
08-01-16	8.625	1,228,000		1,292,470
11-01-17	7.875	5,412,000	(e)	5,689,365

Total				160,674,060

Total Bonds
(Cost: $3,996,750,409)				$4,120,984,390

Common Stocks (0.1%)
Issuer	Shares		Value(a)

Chemicals
Chemtura Corp.	272,127	(b)	$4,348,589

Total Common Stocks
(Cost: $1,904,138)			$4,348,589

Senior Loans (0.4%)(l)
	Coupon	Principal
Borrower	rate	amount	Value(a)

Building Materials (—%)
Goodman Global, Inc. 1st Lien Term Loan
10-28-16	5.750%	$265,000	$266,036

Consumer Products (0.1%)
Visant Corp. Tranche B Term Loan
12-22-16	7.000	2,498,738	2,526,224

Food and Beverage (0.2%)
U.S. Foodservice Term Loan
07-03-14	2.760	7,729,796	7,070,831

Media Non-Cable (0.1%)
Nielsen Finance LLC Tranche C Term Loan
05-01-16	4.014	7,250,896	7,187,450

Total Senior Loans
(Cost: $16,892,049)		$17,050,541

Money Market Fund (8.2%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	322,075,929	(n)	$322,075,929

Total Money Market Fund
(Cost: $322,075,929)			$322,075,929

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  185

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Investments of Cash Collateral Received for Securities on Loan (12.6%)
		Amount
	Effective	payable
Issuer	yield	at maturity	Value(a)

Certificates of Deposit (8.2%)
Bank of Nova Scotia
05-12-11	0.280%	$15,000,000	$15,000,000
Banque et Caisse d’Epargne de l’Etat
02-22-11	0.300	9,992,339	9,992,339
Barclays Bank PLC
03-15-11	0.440	10,000,000	10,000,000
Caisse des Depots
02-23-11	0.340	5,000,000	5,000,000
Canadian Imperial Bank
04-07-11	0.300	15,000,000	15,000,000
Credit Agricole
04-21-11	0.400	20,000,493	20,000,493
Credit Industrial et Commercial
01-04-11	0.470	15,000,000	15,000,000
02-23-11	0.380	4,995,149	4,995,149
03-07-11	0.400	10,000,000	10,000,000
Credit Suisse
04-15-11	0.300	12,000,000	12,000,000
DZ Bank AG
01-21-11	0.335	9,994,420	9,994,420
Landesbank Hessen Thuringen
01-03-11	0.300	10,000,044	10,000,044
Mitsubishi UFJ Trust and Banking Corp.
01-04-11	0.330	4,996,428	4,996,428
National Australia Bank Ltd.
03-17-11	0.311	25,000,000	25,000,000
National Bank of Canada
03-21-11	0.400	15,000,000	15,000,000
Natixis
03-07-11	0.440	19,000,000	19,000,000
Norinchukin Bank
01-06-11	0.330	16,000,000	16,000,000
01-25-11	0.330	5,000,000	5,000,000
Nykredit Bank
01-20-11	0.520	5,000,000	5,000,000
Rabobank Group
04-27-11	0.311	15,000,000	15,000,000
Societe Generale
02-01-11	0.315%	10,000,000	10,000,000
02-17-11	0.310	4,996,042	4,996,042
02-24-11	0.305	4,996,106	4,996,106
Sumitomo Trust & Banking Co., Ltd.
02-04-11	0.400	5,000,000	5,000,000
04-21-11	0.510	10,000,000	10,000,000
Union Bank of Switzerland
04-18-11	0.341	12,000,000	12,000,000
United Overseas Bank Ltd.
01-18-11	0.330	4,000,000	4,000,000
02-22-11	0.340	10,000,000	10,000,000
Westpac Banking Corp.
05-09-11	0.290	20,000,000	20,000,000

Total			322,971,021

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
01-14-11	0.350	7,000,000	7,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (4.2%)(o)
Barclays Capital, Inc. dated 02-08-10, matures 01-31-11, repurchase price
$50,017,222	0.400%	$50,000,000	$50,000,000
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$20,005,167	0.300	20,000,000	20,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$25,000,833	0.400	25,000,000	25,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$22,368,898	0.160%	22,368,600	22,368,600
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$9,225,029	0.170	9,224,898	9,224,898
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price
$5,000,125	0.300	5,000,000	5,000,000
$5,000,208	0.500	5,000,000	5,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$15,000,563	0.450	15,000,000	15,000,000
RBS Securities, Inc. dated 08-18-10, matures 02-04-11, repurchase price
$10,002,917	0.300	10,000,000	10,000,000

Total			166,593,498

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $496,564,519)			$496,564,519

Total Investments in Securities
(Cost: $4,834,187,044)(t)			$4,961,023,968

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of	Notional
	contracts	market	Expiration	Unrealized	Unrealized
Contract description	long (short)	value	date	appreciation	depreciation
U.S. Treasury Long Bond, 20-year	1,610	$196,621,250	March 2011	$—	(5,083,978)
U.S. Treasury Note, 2-year	110	24,079,687	April 2011	—	(13,916)
U.S. Treasury Note, 5-year	(1,251)	(147,266,156)	April 2011	2,280,789	—
U.S. Treasury Note, 10-year	(701)	(84,426,687)	March 2011	—	(58,636)
U.S. Treasury Ultra Bond, 30-year	103	13,090,656	March 2011	333,387	—

Total				$2,614,176	$(5,156,530)

See accompanying Notes to Portfolio of Investments.

186  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Forward Foreign Currency Exchange Contracts Open at Dec. 31, 2010

	Exchange	Currency to		Currency to		Unrealized	Unrealized
Counterparty	date	be delivered		be received		appreciation	depreciation
HSBC Securities (USA), Inc.	Jan. 12, 2011	37,284,000 (CHF	)	38,546,594 (USD	)	$—	$(1,396,409)

Goldman, Sachs & Co.	Jan. 12, 2011	11,920,000 (EUR	)	15,653,940 (USD	)	—	(281,087)

J.P. Morgan Securities, Inc.	Jan. 12, 2011	1,931,299,000 (JPY	)	23,084,415 (USD	)	—	(710,075)

State Street Bank & Trust Company	Jan. 12, 2011	23,012,388 (USD	)	23,252,000 (AUD	)	718,951	—

HSBC Securities (USA), Inc.	Jan. 12, 2011	39,193,061 (USD	)	233,040,000 (NOK	)	818,710	—

UBS Securities	Jan. 12, 2011	15,682,270 (USD	)	20,755,000 (NZD	)	467,606	—

Total						$2,005,267	$(2,387,571)

Notes to Portfolio of Investments

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Monetary Unit
IDR	—	Indonesian Rupiah
I.O.	—	Interest Only
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.03% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $840,006,053 or 21.32% of net assets.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $560,306,491. See Note 2 to the financial statements.

(h)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $1,508,144, representing 0.04% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.30% 2015	12-08-95	$1,509,201

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  187

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Notes to Portfolio of Investments (continued)

(i)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2010.

(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(k)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
XLCA	—	XL Capital Assurance

(n)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.400%)
Security description	Value(a)
BCRR Trust	$4,706,134
Bear Stearns Commercial Mortgage Securities	17,466,067
Citigroup Commercial Mortgage Trust	6,606,076
Granite Master Issuer PLC	26,140,829
GS Mortgage Securities Corp II	6,036,849
JP Morgan Chase Commercial Mortgage Securities Corp	4,888,835
Merrill Lynch Mortgage Trust	1,635,866
Morgan Stanley Dean Witter Capital I	10,706,017
Paragon Mortgages PLC	16,208,476
Permanent Master Issuer PLC	5,305,737
Wachovia Bank Commercial Mortgage Trust	5,299,114

Total market value of collateral securities	$105,000,000

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$100,794
Archer Daniels	1,036,936
ASB Finance Ltd	1,228,486
Banco Bilbao Vizcaya	3,316,245
Banco Bilbao Vizcaya Argentaria/New York NY	49,039
BP Capital Markets	616,293
BPCE	443,082
Central American Bank	3,840
Commonwealth Bank of Australia	623,869
Credit Agricole NA	1,024
Danske Corp	1,534,823
Electricite De France	2,541,528
European Investment Bank	3,419,692
Gdz Suez	527,909
Golden Funding Corp	36,342

188  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
Ing (Us) Funding LLC	$160
Natexis Banques	394,674
Nationwide Building	2,460,523
Natixis NY	191,999
Natixis US Finance Co	3,200
Prudential PLC	742,281
Silver Tower US Fund	9,600
Skandin Ens Banken	96,073
Societe Gen No Amer	1,599,187
Societe Generale NY	20,799
UBS Ag Stamford	1,602

Total market value of collateral securities	$21,000,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$800,776
Fannie Mae Pool	2,186,969
Fannie Mae Principal Strip	26,154
Fannie Mae REMICS	1,465,991
Federal Farm Credit Bank	1,363,424
Federal Home Loan Banks	2,442,686
Federal Home Loan Mortgage Corp	183,264
Federal National Mortgage Association	2,117,980
FHLMC Structured Pass Through Securities	866,994
Freddie Mac Non Gold Pool	2,099,297
Freddie Mac Reference REMIC	14,129
Freddie Mac REMICS	1,288,482
Freddie Mac Strips	379,961
Ginnie Mae I Pool	245,589
Ginnie Mae II Pool	1,361,353
Government National Mortgage Association	547,725
United States Treasury Inflation Indexed Bonds	75,286
United States Treasury Note/Bond	5,982,624
United States Treasury Strip Coupon	1,788,180
United States Treasury Strip Principal	263,136

Total market value of collateral securities	$25,500,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$222,249
Fannie Mae REMICS	15,031,623
Fannie Mae Whole Loan	382,393
Fannie Mae-Aces	29,199
Freddie Mac Reference REMIC	1,041,581
Freddie Mac REMICS	22,964,769
Government National Mortgage Association	5,960,130

Total market value of collateral securities	$45,631,944

Goldman Sachs & Co. (0.170%)
Security description	Value(a)
Government National Mortgage Association	$9,409,396

Total market value of collateral securities	$9,409,396

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  189

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value(a)
Federal Home Loan Banks	$462,827
Federal Home Loan Mortgage Corp	269,472
Federal National Mortgage Association	299,919
Government National Mortgage Association	4,067,797

Total market value of collateral securities	$5,100,015

Nomura Securities (0.300%)
Security description	Value(a)
AEP Texas Central Transition Funding LLC	$9,410
Ally Auto Receivables Trust	79,359
American Express Credit Account Master Trust	24,910
AmeriCredit Automobile Receivables Trust	76,696
Ameriquest Mortgage Securities Inc	642
Asset Securitization Corp	7,139
Atlantic City Electric Transition Funding LLC	25,707
Banc of America Commercial Mortgage Inc	92,399
Bank of America Auto Trust	29,314
Bayview Commercial Asset Trust	22,669
BMW Vehicle Lease Trust	513,500
Capital Auto Receivables Asset Trust	265,470
Capital One Auto Finance Trust	38,237
Capital One Multi-Asset Execution Trust	55,811
CarMax Auto Owner Trust	151,584
CDC Commercial Mortgage Trust	103,511
CenterPoint Energy Transition Bond Co LLC	172,767
Chase Issuance Trust	335,004
Citibank Credit Card Issuance Trust	6,792
Citibank Omni Master Trust	427,474
Citigroup/Deutsche Bank Commercial Mortgage Trust	638,831
CNH Equipment Trust	66,713
Commercial Mortgage Asset Trust	6,958
Commercial Mortgage Pass Through Certificates	88,212
Countrywide Home Loan Mortgage Pass Through Trust	16,360
Credit Suisse First Boston Mortgage Securities Corp	519,881
Discover Card Master Trust	45,366
Entergy Gulf States Reconstruction Funding LLC	171,409
Ford Credit Auto Owner Trust	174,946
GE Capital Commercial Mortgage Corp	482,881
Greenwich Capital Commercial Funding Corp	218,545
GS Mortgage Securities Corp II	227,413
Harley-Davidson Motorcycle Trust	388,626
Impac CMB Trust	13,264
JP Morgan Chase Commercial Mortgage Securities Corp	476,191
JP Morgan Mortgage Trust	41,547
LB-UBS Commercial Mortgage Trust	335,573
Merrill Lynch/Countrywide Commercial Mortgage Trust	69,687
Morgan Stanley Dean Witter Capital I	1,524
Nissan Auto Lease Trust	67,180
Nissan Auto Receivables Owner Trust	232,344
PG&E Energy Recovery Funding LLC	329,430
SLM Student Loan Trust	1,418,853
Structured Asset Securities Corp	556,510
Toyota Auto Receivables Owner Trust	19,096
USAA Auto Owner Trust	79,317

190  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

Notes to Portfolio of Investments (continued)

Nomura Securities (0.300%) (continued)
Security description	Value(a)
Wachovia Auto Loan Owner Trust	$15,216
Wachovia Bank Commercial Mortgage Trust	1,172,031
World Omni Auto Receivables Trust	107,922
World Omni Automobile Lease Securitization Trust	79,779

Total market value of collateral securities	$10,500,000

Nomura Securities (0.500%)
Security description	Value(a)
Fannie Mae Pool	$2,283,415
Freddie Mac Gold Pool	2,816,585

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$7,789,589
Fannie Mae REMICS	1,756,381
Freddie Mac Gold Pool	666,276
Freddie Mac REMICS	2,318,208
Ginnie Mae I Pool	593,376
Government National Mortgage Association	2,176,170

Total market value of collateral securities	$15,300,000

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Fannie Mae REMICS	$5,256,555
Fannie Mae Whole Loan	12,941
Freddie Mac REMICS	4,930,643

Total market value of collateral securities	$10,200,139

(p)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(q)	At Dec. 31, 2010, investments in securities included securities valued at $9,574,049 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(s)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(t)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $4,844,393,751 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$158,932,175
Unrealized depreciation	(42,301,958)

Net unrealized appreciation	$116,630,217

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  191

Portfolio of Investments (continued)
RiverSource VP – Mid Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

192  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments (continued)

RiverSource VP — Diversified Bond Fund

Fair Value Measurements

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Foreign Government Obligations & Agencies	$—	$105,598,869	$—	$105,598,869
U.S. Government Obligations & Agencies	124,833,834	57,908,497	—	182,742,331
Asset-Backed Securities	—	436,273,132	12,547,813	448,820,945
Commercial Mortgage-Backed Securities	—	439,091,141	—	439,091,141
Residential Mortgage-Backed Securities	560,693,839	852,543,608	26,338,013	1,439,575,460
Corporate Debt Securities	—	1,503,647,500	1,508,144	1,505,155,644

Total Bonds	685,527,673	3,395,062,747	40,393,970	4,120,984,390

Equity Securities
Common Stocks	4,348,589	—	—	4,348,589

Total Equity Securities	4,348,589	—	—	4,348,589

Other
Senior Loans	—	17,050,541	—	17,050,541
Affiliated Money Market Fund(c)	322,075,929	—	—	322,075,929
Investments of Cash Collateral Received for Securities on Loan	—	496,564,519	—	496,564,519

Total Other	322,075,929	513,615,060	—	835,690,989

Investments in Securities	1,011,952,191	3,908,677,807	40,393,970	4,961,023,968
Derivatives(d)
Assets
Futures Contracts	2,614,176	—	—	2,614,176
Forward Foreign Currency Exchange Contracts	—	2,005,267	—	2,005,267
Liabilities
Futures Contracts	(5,156,530)	—	—	(5,156,530)
Forward Foreign Currency Exchange Contracts	—	(2,387,571)	—	(2,387,571)

Total	$1,009,409,837	$3,908,295,503	$40,393,970	$4,958,099,310

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivatives are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Total
Balance as of Dec. 31, 2009	$49,101,062	$44,244,193	$1,784,510	$95,129,765
Accrued discounts/premiums	850,711	(104,455)	—	746,256
Realized gain (loss)	826,866	(10,179,319)	—	(9,352,453)
Change in unrealized appreciation (depreciation)*	(248,289)	11,952,571	(55,217)	11,649,065
Sales	(20,244,485)	(31,383,714)	(221,149)	(51,849,348)
Purchases	17,135,775	22,865,000	—	40,000,775
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(34,873,827)	(11,056,263)	—	(45,930,090)

Balance as of Dec. 31, 2010	$12,547,813	$26,338,013	$1,508,144	$40,393,970

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $190,831, which is comprised of Asset-Backed Securities of $103,605, Residential Mortgaged-Backed Securities of $(239,219) and Corporate Debt Securities of $(55,217).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

193  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  194

Portfolio of Investments
RiverSource VP — Diversified Equity Income Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.9%)
Issuer	Shares		Value(a)

Aerospace & Defense (1.6%)
Goodrich Corp.	216,434		$19,061,342
Honeywell International, Inc.	382,633		20,340,770
The Boeing Co.	145,572		9,500,029

Total			48,902,141

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	251,681		18,267,007

Airlines (1.0%)
AMR Corp.	468,597	(b)	3,650,371
Delta Air Lines, Inc.	654,195	(b)	8,242,857
U.S. Airways Group, Inc.	614,728	(b,d)	6,153,427
United Continental Holdings, Inc.	574,577	(b,d)	13,686,424

Total			31,733,079

Automobiles (1.3%)
Ford Motor Co.	2,345,365	(b,d)	39,378,678

Biotechnology (0.6%)
Gilead Sciences, Inc.	488,652	(b)	17,708,748

Capital Markets (3.8%)
Artio Global Investors, Inc.	330,971	(d)	4,881,822
Morgan Stanley	1,645,645	(d)	44,778,000
The Goldman Sachs Group, Inc.	404,072		67,948,748

Total			117,608,570

Chemicals (3.6%)
Air Products & Chemicals, Inc.	182,252		16,575,819
EI du Pont de Nemours & Co.	939,916	(d)	46,883,011
Huntsman Corp.	1,082,922		16,904,412
The Dow Chemical Co.	914,719	(d)	31,228,507

Total			111,591,749

Commercial Banks (0.6%)
U.S. Bancorp	201,369		5,430,922
Wells Fargo & Co.	450,467		13,959,972

Total			19,390,894

Communications Equipment (0.4%)
Nokia OYJ, ADR	1,315,167	(c,d)	13,572,523

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	609,269		25,650,225
Western Digital Corp.	431,959	(b,d)	14,643,410

Total			40,293,635

Construction & Engineering (0.4%)
Fluor Corp.	200,939	(d)	13,314,218

Construction Materials (0.5%)
Cemex SAB de CV, ADR	1,505,725	(b,c,d)	16,126,315

Diversified Financial Services (5.5%)
Bank of America Corp.	6,898,765		92,029,525
JPMorgan Chase & Co.	1,922,190		81,539,300

Total			173,568,825

Diversified Telecommunication Services (4.8%)
AT&T, Inc.	2,075,086		60,966,027
CenturyLink, Inc.	136,194	(d)	6,288,077
Deutsche Telekom AG, ADR	585,575	(c,d)	7,492,432
Frontier Communications Corp.	312,685	(d)	3,042,425
Qwest Communications International, Inc.	2,968,429		22,589,745
Verizon Communications, Inc.	1,012,621	(d)	36,231,579
Windstream Corp.	869,959	(d)	12,127,228

Total			148,737,513

Electric Utilities (0.7%)
American Electric Power Co., Inc.	233,519		8,402,014
FirstEnergy Corp.	186,959	(d)	6,921,222
NextEra Energy, Inc.	138,321		7,191,309

Total			22,514,545

Electrical Equipment (3.8%)
ABB Ltd., ADR	1,329,177	(b,c,d)	29,840,024
Babcock & Wilcox Co.	539,526	(b)	13,806,470
Cooper Industries PLC	627,517		36,577,966
Emerson Electric Co.	450,758	(d)	25,769,835
Hubbell, Inc., Class B	214,211		12,880,507

Total			118,874,802

Electronic Equipment, Instruments & Components (0.4%)
Tyco Electronics Ltd.	390,777	(c)	13,833,506

Energy Equipment & Services (5.5%)
Baker Hughes, Inc.	484,021	(d)	27,671,481
Halliburton Co.	1,160,814		47,396,035
McDermott International, Inc.	1,561,706	(b)	32,311,696
National Oilwell Varco, Inc.	375,670		25,263,808
Schlumberger Ltd.	331,953		27,718,076
Tenaris SA, ADR	253,847	(c,d)	12,433,426

Total			172,794,522

Food & Staples Retailing (0.9%)
Wal-Mart Stores, Inc.	524,213	(d)	28,270,807

Health Care Providers & Services (0.4%)
WellPoint, Inc.	225,578	(b)	12,826,365

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp. Unit	739,745		34,109,642

Household Durables (0.8%)
DR Horton, Inc.	210,339	(d)	2,509,344
KB Home	137,927	(d)	1,860,635
Lennar Corp., Class A	231,093	(d)	4,332,994
Pulte Group, Inc.	402,753	(b,d)	3,028,703
Stanley Black & Decker, Inc.	192,725		12,887,521

Total			24,619,197

Industrial Conglomerates (3.2%)
3M Co.	240,872		20,787,254
Siemens AG, ADR	409,148	(c)	50,836,639
Tyco International Ltd.	668,662		27,709,353

Total			99,333,246

Insurance (6.5%)
ACE Ltd.	576,670	(c)	35,897,708
Axis Capital Holdings Ltd.	247,967	(d)	8,897,056
Endurance Specialty Holdings Ltd.	340,209	(c,d)	15,673,429
PartnerRe Ltd.	126,940	(c)	10,199,629
The Travelers Companies, Inc.	415,651	(d)	23,155,917
XL Group PLC	5,063,480		110,485,133

Total			204,308,872

IT Services (3.6%)
Accenture PLC, Class A	498,172	(c)	24,156,360
Computer Sciences Corp.	241,020		11,954,592
IBM Corp.	289,694		42,515,491
Mastercard, Inc., Class A	150,733		33,780,773

Total			112,407,216

Life Sciences Tools & Services (3.3%)
Agilent Technologies, Inc.	259,259	(b)	10,741,100
Life Technologies Corp.	915,107	(b)	50,788,439
Thermo Fisher Scientific, Inc.	765,402	(b)	42,372,655

Total			103,902,194

Machinery (5.8%)
Caterpillar, Inc.	333,333	(d)	31,219,969
Deere & Co.	376,758		31,289,752
Eaton Corp.	310,677		31,536,822
Illinois Tool Works, Inc.	614,136	(d)	32,794,863
Ingersoll-Rand PLC	467,925	(c,d)	22,034,588
Parker Hannifin Corp.	369,223		31,863,945

Total			180,739,939

Media (1.5%)
Comcast Corp., Class A	400,566	(d)	8,800,435
Regal Entertainment Group, Class A	1,084,095	(d)	12,727,275
Time Warner, Inc.	311,078		10,007,379
Viacom, Inc., Class B	357,118		14,145,445

Total			45,680,534

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  195

Portfolio of Investments (continued)  RiverSource VP — Diversified Equity Income Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Metals & Mining (2.5%)
Alcoa, Inc.	537,089	(d)	$8,265,800
Freeport-McMoRan Copper & Gold, Inc.	216,363		25,983,033
Nucor Corp.	235,240	(d)	10,308,217
Rio Tinto PLC, ADR	168,867	(c,d)	12,101,009
United States Steel Corp.	98,732	(d)	5,767,923
Vale SA, ADR	290,642	(c,d)	10,047,494
Xstrata PLC	288,106	(c)	6,763,368

Total			79,236,844

Multiline Retail (2.3%)
Macy’s, Inc.	972,184	(d)	24,596,255
Nordstrom, Inc.	216,392	(d)	9,170,693
Target Corp.	623,024		37,462,433

Total			71,229,381

Multi-Utilities (1.0%)
Dominion Resources, Inc.	467,146		19,956,477
Sempra Energy	239,513	(d)	12,569,642

Total			32,526,119

Oil, Gas & Consumable Fuels (11.0%)
Anadarko Petroleum Corp.	449,383		34,225,009
Apache Corp.	492,886		58,766,798
Chevron Corp.	764,244		69,737,265
ConocoPhillips	383,421		26,110,970
Devon Energy Corp.	142,468		11,185,163
Exxon Mobil Corp.	1,432,942		104,776,720
Marathon Oil Corp.	553,249		20,486,810
Pioneer Natural Resources Co.	88,600	(d)	7,692,252
Total SA, ADR	276,146	(c)	14,768,288

Total			347,749,275

Pharmaceuticals (5.1%)
Abbott Laboratories	326,887		15,661,156
Bristol-Myers Squibb Co.	1,337,472	(d)	35,416,259
Merck & Co., Inc.	1,410,215		50,824,148
Novartis AG, ADR	206,943	(c,d)	12,199,290
Pfizer, Inc.	1,722,029		30,152,728
Teva Pharmaceutical Industries Ltd., ADR	287,428	(c)	14,983,622

Total			159,237,203

Real Estate Investment Trusts (REITs) (1.2%)
AvalonBay Communities, Inc.	67,033	(d)	7,544,564
Equity Residential	148,634	(d)	7,721,536
Pebblebrook Hotel Trust	338,563	(d)	6,879,600
ProLogis	572,646	(d)	8,269,009
Ventas, Inc.	126,564	(d)	6,642,079

Total			37,056,788

Road & Rail (0.7%)
Union Pacific Corp.	224,423		20,795,035

Semiconductors & Semiconductor Equipment (2.2%)
Intel Corp.	2,383,921		50,133,858
Microchip Technology, Inc.	525,961	(d)	17,993,126

Total			68,126,984

Software (2.9%)
Microsoft Corp.	1,974,067		55,115,951
Oracle Corp.	1,099,998		34,429,937

Total			89,545,888

Specialty Retail (1.7%)
Home Depot, Inc.	1,096,567	(d)	38,445,639
Staples, Inc.	595,139	(d)	13,551,315

Total			51,996,954

Tobacco (3.6%)
Lorillard, Inc.	1,063,611		87,279,918
Philip Morris International, Inc.	440,018		25,754,254

Total			113,034,172

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	1,608,290	(b,d)	6,803,067

Total Common Stocks
(Cost: $2,331,072,085)			$3,061,746,992

Money Market Fund (2.3%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	72,031,834	(e)	$72,031,834

Total Money Market Fund
(Cost: $72,031,834)			$72,031,834

Investments of Cash Collateral Received
for Securities on Loan (17.3%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (1.2%)
Ebbets Funding LLC
01-10-11	0.500%	$4,997,847	$4,997,847
Grampian Funding LLC
01-13-11	0.280	9,997,589	9,997,589
01-31-11	0.300	4,998,708	4,998,708
Royal Park Investments Funding Corp.
01-14-11	0.420	3,998,647	3,998,647
Starbird Funding Corp.
01-03-11	0.150	14,999,812	14,999,812

Total			38,992,603

Certificates of Deposit (9.8%)
Bank of Nova Scotia
05-12-11	0.280	15,000,000	15,000,000
Bank of Tokyo Securities
01-20-11	0.320	2,497,957	2,497,957
Banque et Caisse d’Epargne de l’Etat
02-16-11	0.305	9,992,212	9,992,212
Canadian Imperial Bank
04-07-11	0.300	10,000,000	10,000,000
Clydesdale Bank PLC
01-21-11	0.370	5,000,000	5,000,000
Credit Agricole
04-21-11	0.400	15,000,370	15,000,370
Credit Industrial et Commercial
01-04-11	0.470	5,000,000	5,000,000
03-07-11	0.400	9,000,000	9,000,000
Credit Suisse
04-15-11	0.300	15,000,000	15,000,000
Deutsche Bank AG
01-10-11	0.472	9,999,959	9,999,959
Development Bank of Singapore Ltd.
02-17-11	0.300	10,000,000	10,000,000
DZ Bank AG
01-18-11	0.330	10,000,000	10,000,000
KBC Bank NV
01-24-11	0.450	12,000,000	12,000,000
La Banque Postale
02-17-11	0.365	23,500,007	23,500,007
National Australia Bank Ltd.
03-17-11	0.311	15,000,000	15,000,000
National Bank of Canada
03-21-11	0.400	11,000,000	11,000,000
Natixis
03-07-11	0.440	20,000,000	20,000,000
Norinchukin Bank
01-06-11	0.330	15,000,000	15,000,000
02-08-11	0.330	4,000,000	4,000,000
Nykredit Bank
01-20-11	0.520	10,000,000	10,000,000
Rabobank Group
04-27-11	0.311	15,000,000	15,000,000
Societe Generale
02-01-11	0.315	10,000,000	10,000,000
02-17-11	0.310	14,988,126	14,988,126
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	5,000,064	5,000,064
Union Bank of Switzerland
04-18-11	0.341	15,000,000	15,000,000
Westpac Banking Corp.
05-09-11	0.290	20,000,000	20,000,000

Total			306,978,695

Commercial Paper (0.9%)
ASB Finance Ltd.
05-03-11	0.391	4,990,575	4,990,575
General Electric Capital Corp.
01-03-11	0.150	14,999,813	14,999,813
Macquarie Bank Ltd.
01-04-11	0.370	8,994,358	8,994,358

Total			28,984,746

See accompanying Notes to Portfolio of Investments.

196  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Investments of Cash Collateral Received
for Securities on Loan (continued)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
01-03-11	0.500%	$4,000,000	$4,000,000
The Goldman Sachs Group, Inc.
01-14-11	0.350	7,000,000	7,000,000

Total			11,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (5.0%)(f)

Barclays Capital, Inc. dated 03-22-10, matures 01-31-11, repurchase price
$20,006,889	0.400%	$20,000,000	$20,000,000
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$22,005,683	0.300	22,000,000	22,000,000
Barclays Capital, Inc. dated 11-04-10, matures 01-31-11, repurchased price
$3,000,775	0.300	3,000,000	3,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$20,000,667	0.400	20,000,000	20,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$23,000,307	0.160	23,000,000	23,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$5,944,038	0.280	5,943,900	5,943,900
Merrill Lynch Government Securities Income dated 12-31-10, matures 01-03-11, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Morgan Stanley dated 04-15-10, matures 01-31-11, repurchase price
$10,003,014	0.350	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$12,000,350	0.350	12,000,000	12,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price
$10,000,250	0.300	10,000,000	10,000,000
RBS Securities, Inc. dated 04-01-10, matures 02-04-11, repurchase price
$15,005,833	0.400	15,000,000	15,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$9,000,225	0.300	9,000,000	9,000,000

Total 154,943,900

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $540,899,944)			$540,899,944

Total Investments in Securities
(Cost: $2,944,003,863)			$3,674,678,770

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 10.32% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.400%)
Security description	Value(a)
BCRR Trust	$941,227
Bear Stearns Commercial Mortgage Securities	3,493,214
Citigroup Commercial Mortgage Trust	1,321,215
Granite Master Issuer PLC	5,228,166
GS Mortgage Securities Corp II	1,207,370
JP Morgan Chase Commercial Mortgage Securities Corp	977,767
Merrill Lynch Mortgage Trust	327,173
Morgan Stanley Dean Witter Capital I	2,141,203
Paragon Mortgages PLC	3,241,695

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  197

Portfolio of Investments (continued)  RiverSource VP — Diversified Equity Income Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.400%) (continued)
Security description	Value(a)
Permanent Master Issuer PLC	$1,061,147
Wachovia Bank Commercial Mortgage Trust	1,059,823

Total market value of collateral securities	$21,000,000

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$110,873
Archer Daniels	1,140,630
ASB Finance Ltd	1,351,335
Banco Bilbao Vizcaya	3,647,869
Banco Bilbao Vizcaya Argentaria/New York NY	53,942
BP Capital Markets	677,922
BPCE	487,391
Central American Bank	4,224
Commonwealth Bank of Australia	686,257
Credit Agricole NA	1,126
Danske Corp	1,688,305
Electricite De France	2,795,680
European Investment Bank	3,761,661
Gdz Suez	580,700
Golden Funding Corp	39,977
Ing (US) Funding LLC	176
Natexis Banques	434,142
Nationwide Building	2,706,575
Natixis NY	211,199
Natixis US Finance Co	3,520
Prudential PLC	816,509
Silver Tower US Fund	10,559
Skandin Ens Banken	105,680
Societe Gen No Amer	1,759,105
Societe Generale NY	22,880
UBS Ag Stamford	1,763

Total market value of collateral securities	$23,100,000

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$15,119
Archer Daniels	155,540
ASB Finance Ltd	184,273
Banco Bilbao Vizcaya	497,437
Banco Bilbao Vizcaya Argentaria/New York NY	7,356
BP Capital Markets	92,444
BPCE	66,462
Central American Bank	576
Commonwealth Bank of Australia	93,581
Credit Agricole NA	154
Danske Corp	230,223
Electricite De France	381,229
European Investment Bank	512,954
Gdz Suez	79,186
Golden Funding Corp	5,451
Ing (US) Funding LlC	24
Natexis Banques	59,201
Nationwide Building	369,079

198  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
Natixis NY	$28,800
Natixis US Finance Co	480
Prudential PLC	111,342
Silver Tower US Fund	1,440
Skandin Ens Banken	14,411
Societe Gen No Amer	239,878
Societe Generale NY	3,120
UBS Ag Stamford	240

Total market value of collateral securities	$3,150,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180
United States Treasury Inflation Indexed Bonds	60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$114,262
Fannie Mae REMICS	7,727,960
Fannie Mae Whole Loan	196,594
Fannie Mae-Aces	15,011
Freddie Mac Reference REMIC	535,492
Freddie Mac REMICS	11,806,498
Government National Mortgage Association	3,064,183

Total market value of collateral securities	$23,460,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$3,164,613
Ginnie Mae I Pool	2,898,165

Total market value of collateral securities	$6,062,778

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  199

Portfolio of Investments (continued)  RiverSource VP — Diversified Equity Income Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.250%)
Security description	Value(a)
Fannie Mae REMICS	$960,321
Freddie Mac REMICS	4,139,688

Total market value of collateral securities	$5,100,009

Morgan Stanley (0.350%)
Security description	Value(a)
Can Ast & Can Ltd	$99,433
Federal Home Loan Banks	1,286,645
Federal Home Loan Mortgage Corp	5,544,002
Google	3,321,215
Starbird Funding Corp	47,957

Total market value of collateral securities	$10,299,252

Natixis Financial Products, Inc. (0.350%)
Security description	Value(a)
Fannie Mae Interest Strip	$550,679
Fannie Mae Pool	217,395
Fannie Mae REMICS	4,220,860
Freddie Mac Gold Pool	44,274
Freddie Mac Non Gold Pool	56,953
Freddie Mac REMICS	4,919,973
Freddie Mac Strips	409,842
Government National Mortgage Association	50,804
United States Treasury Note/Bond	1,769,577

Total market value of collateral securities	$12,240,357

Nomura Securities (0.300%)
Security description	Value(a)
AEP Texas Central Transition Funding LLC	$9,410
Ally Auto Receivables Trust	79,359
American Express Credit Account Master Trust	24,910
AmeriCredit Automobile Receivables Trust	76,696
Ameriquest Mortgage Securities Inc	642
Asset Securitization Corp	7,139
Atlantic City Electric Transition Funding LLC	25,707
Banc of America Commercial Mortgage Inc	92,399
Bank of America Auto Trust	29,314
Bayview Commercial Asset Trust	22,669
BMW Vehicle Lease Trust	513,500
Capital Auto Receivables Asset Trust	265,470
Capital One Auto Finance Trust	38,237
Capital One Multi-Asset Execution Trust	55,811
CarMax Auto Owner Trust	151,584
CDC Commercial Mortgage Trust	103,511
CenterPoint Energy Transition Bond Co LLC	172,767
Chase Issuance Trust	335,004
Citibank Credit Card Issuance Trust	6,792
Citibank Omni Master Trust	427,474
Citigroup/Deutsche Bank Commercial Mortgage Trust	638,831
CNH Equipment Trust	66,713
Commercial Mortgage Asset Trust	6,958
Commercial Mortgage Pass Through Certificates	88,212
Countrywide Home Loan Mortgage Pass Through Trust	16,360

200  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Nomura Securities (0.300%) (continued)
Security description	Value(a)
Credit Suisse First Boston Mortgage Securities Corp	$519,881
Discover Card Master Trust	45,366
Entergy Gulf States Reconstruction Funding LLC	171,409
Ford Credit Auto Owner Trust	174,946
GE Capital Commercial Mortgage Corp	482,881
Greenwich Capital Commercial Funding Corp	218,545
GS Mortgage Securities Corp II	227,413
Harley-Davidson Motorcycle Trust	388,626
Impac CMB Trust	13,264
JP Morgan Chase Commercial Mortgage Securities Corp	476,191
JP Morgan Mortgage Trust	41,547
LB-UBS Commercial Mortgage Trust	335,573
Merrill Lynch/Countrywide Commercial Mortgage Trust	69,687
Morgan Stanley Dean Witter Capital I	1,524
Nissan Auto Lease Trust	67,180
Nissan Auto Receivables Owner Trust	232,344
PG&E Energy Recovery Funding LLC	329,430
SLM Student Loan Trust	1,418,853
Structured Asset Securities Corp	556,510
Toyota Auto Receivables Owner Trust	19,096
USAA Auto Owner Trust	79,317
Wachovia Auto Loan Owner Trust	15,216
Wachovia Bank Commercial Mortgage Trust	1,172,031
World Omni Auto Receivables Trust	107,922
World Omni Automobile Lease Securitization Trust	79,779

Total market value of collateral securities	$10,500,000

RBS Securities, Inc. (0.400%)
Security description	Value(a)
Adjustable Rate Mortgage Trust	$1,787
American Home Mortgage Investment Trust	330,309
Banc of America Commercial Mortgage Inc	127,804
Banc of America Large Loan Inc	749,743
Bear Stearns Commercial Mortgage Securities	4,734
CC Mortgage Funding Corp	99,655
Citigroup/Deutsche Bank Commercial Mortgage Trust	208,343
Countrywide Home Loan Mortgage Pass Through Trust	75,097
Credit Suisse First Boston Mortgage Securities Corp	190,133
Credit Suisse Mortgage Capital Certificates	314,768
First Republic Mortgage Loan Trust	377,651
Ford Credit Floorplan Master Owner Trust	944,523
Greenwich Capital Commercial Funding Corp	76,470
GS Mortgage Securities Corp II	122,471
Honda Auto Receivables Owner Trust	671,585
JP Morgan Chase Commercial Mortgage Securities Corp	522,800
LB-UBS Commercial Mortgage Trust	825,600
MLCC Mortgage Investors Inc	1,943
Morgan Stanley Capital I	186,131
Morgan Stanley Dean Witter Capital I	231,329
Sequoia Mortgage Trust	7,863
Wachovia Bank Commercial Mortgage Trust	3,769,186
WaMu Mortgage Pass Through Certificates	5,884,857
Wells Fargo Mortgage Backed Securities Trust	25,220

Total market value of collateral securities	$15,750,002

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  201

Portfolio of Investments (continued)  RiverSource VP — Diversified Equity Income Fund

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$329,877
Capital One Multi-Asset Execution Trust	1,206,887
Chase Issuance Trust	323,503
Citibank Credit Card Issuance Trust	755,736
Citibank Omni Master Trust	730,306
Discover Card Master Trust I	440,715
First Franklin Mortgage Loan Asset Backed Certificates	266,686
First National Master Note Trust	397,310
Ford Credit Auto Owner Trust	68,813
Freddie Mac Gold Pool	738,855
GS Mortgage Securities Corp II	300,222
HSBC Home Equity Loan Trust	845,104
Merrill Lynch/Countrywide Commercial Mortgage Trust	916,714
Nelnet Student Loan Trust	378,800
SLC Student Loan Trust	606,664
SLM Student Loan Trust	922,050
Structured Asset Investment Loan Trust	68,018
Wells Fargo Home Equity Trust	132,059

Total market value of collateral securities	$9,428,319

202  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Metals & Mining	$72,473,476	$6,763,368	$—	$79,236,844
All Other Industries	2,982,510,148	—	—	2,982,510,148

Total Equity Securities	3,054,983,624	6,763,368	—	3,061,746,992

Other
Affiliated Money Market Fund(c)	72,031,834	—	—	72,031,834
Investments of Cash Collateral Received for Securities on Loan	—	540,899,944	—	540,899,944

Total Other	72,031,834	540,899,944	—	612,931,778

Total	$3,127,015,458	$547,663,312	$—	$3,674,678,770

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  203

Portfolio of Investments (continued)  RiverSource VP — Diversified Equity Income Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

204  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
RiverSource VP — Dynamic Equity Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (99.4%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.8%)
General Dynamics Corp.	89,601		$6,358,087
Lockheed Martin Corp.	102,652		7,176,401
Northrop Grumman Corp.	21,442	(e)	1,389,013
Raytheon Co.	231,278	(e)	10,717,423
Rockwell Collins, Inc.	18,253		1,063,420
United Technologies Corp.	150,462		11,844,368

Total			38,548,712

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	16,342	(e)	1,310,465
United Parcel Service, Inc., Class B	6,800		493,544

Total			1,804,009

Auto Components (1.2%)
Cooper Tire & Rubber Co.	16,699	(e)	393,762
Fuel Systems Solutions, Inc.	47,200	(b,e)	1,386,736
Lear Corp.	147,100	(b)	14,520,241
TRW Automotive Holdings Corp.	14,900	(b)	785,230

Total			17,085,969

Automobiles (0.3%)
Ford Motor Co.	268,257	(b,e)	4,504,035

Beverages (0.3%)
Boston Beer Co., Inc., Class A	6,500	(b,e)	618,085
The Coca-Cola Co.	53,198		3,498,832

Total			4,116,917

Biotechnology (2.8%)
Amgen, Inc.	158,455	(b)	8,699,180
Biogen Idec, Inc.	368,600	(b)	24,714,630
Cephalon, Inc.	19,352	(b,e)	1,194,405
Gilead Sciences, Inc.	35,200	(b)	1,275,648
PDL BioPharma, Inc.	329,410	(e)	2,052,224

Total			37,936,087

Capital Markets (1.0%)
Franklin Resources, Inc.	40,458		4,499,334
MCG Capital Corp.	78,100	(e)	544,357
T Rowe Price Group, Inc.	14,223	(e)	917,952
The Goldman Sachs Group, Inc.	49,900		8,391,185

Total			14,352,828

Chemicals (1.4%)
Eastman Chemical Co.	14,651	(e)	1,231,856
EI du Pont de Nemours & Co.	1,632		81,404
Lubrizol Corp.	124,000		13,253,120
NewMarket Corp.	3,656	(e)	451,041
PPG Industries, Inc.	41,264		3,469,064
Stepan Co.	12,515	(e)	954,519

Total			19,441,004

Commercial Banks (1.9%)
CIT Group, Inc.	494,000	(b)	23,267,400
Fifth Third Bancorp	163,029	(e)	2,393,266
KeyCorp	45,706		404,498

Total			26,065,164

Commercial Services & Supplies (1.4%)
Avery Dennison Corp.	26,470		1,120,740
Pitney Bowes, Inc.	40,215	(e)	972,399
RR Donnelley & Sons Co.	945,774		16,522,671

Total			18,615,810

Communications Equipment (0.1%)
Harris Corp.	32,338	(e)	1,464,911
Plantronics, Inc.	12,335		459,109

Total			1,924,020

Computers & Peripherals (4.9%)
Apple, Inc.	171,151	(b,d)	55,206,467
Dell, Inc.	461,894	(b)	6,258,664
Lexmark International, Inc., Class A	184,948	(b,e)	6,439,889

Total			67,905,020

Consumer Finance (2.2%)
Capital One Financial Corp.	549,200		23,373,952
Discover Financial Services	262,804		4,869,758
SLM Corp.	136,105	(b)	1,713,562

Total			29,957,272

Diversified Consumer Services (0.1%)
Pre-Paid Legal Services, Inc.	13,256	(b,e)	798,674

Diversified Financial Services (2.7%)
Citigroup, Inc.	5,937,160	(b,e)	28,082,767
JPMorgan Chase & Co.	198,400		8,416,128

Total			36,498,895

Diversified Telecommunication Services (3.2%)
AT&T, Inc.	755,021		22,182,517
Verizon Communications, Inc.	591,110		21,149,916

Total			43,332,433

Electric Utilities (2.4%)
Edison International	34,626		1,336,564
El Paso Electric Co.	57,600	(b,e)	1,585,728
Entergy Corp.	58,300		4,129,389
Exelon Corp.	565,476	(e)	23,546,420
FirstEnergy Corp.	48,001	(e)	1,776,997

Total			32,375,098

Electrical Equipment (1.3%)
Emerson Electric Co.	323,345	(e)	18,485,634

Electronic Equipment, Instruments & Components (1.5%)
Anixter International, Inc.	12,237	(e)	730,916
Dolby Laboratories, Inc., Class A	64,300	(b,e)	4,288,810
Tyco Electronics Ltd.	74,271	(c)	2,629,193
Vishay Intertechnology, Inc.	854,600	(b,e)	12,545,528

Total			20,194,447

Energy Equipment & Services (1.9%)
Diamond Offshore Drilling, Inc.	17,497	(e)	1,170,024
Halliburton Co.	102,244		4,174,623
National Oilwell Varco, Inc.	183,572		12,345,217
Noble Corp.	9,518	(c,e)	340,459
Oceaneering International, Inc.	100,300	(b)	7,385,089

Total			25,415,412

Food & Staples Retailing (2.4%)
Walgreen Co.	78,689		3,065,723
Wal-Mart Stores, Inc.	563,810		30,406,274

Total			33,471,997

Food Products (2.1%)
Cal-Maine Foods, Inc.	7,538	(e)	238,050
Hormel Foods Corp.	20,230	(e)	1,036,990
The Hershey Co.	389,500		18,364,925
Tyson Foods, Inc., Class A	497,600		8,568,672

Total			28,208,637

Gas Utilities (0.8%)
Questar Corp.	516,300		8,988,783
UGI Corp.	47,800		1,509,524

Total			10,498,307

Health Care Equipment & Supplies (0.3%)
Becton Dickinson and Co.	16,572	(e)	1,400,665
CR Bard, Inc.	8,989	(e)	824,921
Medtronic, Inc.	23,652		877,253
St. Jude Medical, Inc.	11,784	(b)	503,766

Total			3,606,605

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	42,395	(e)	1,446,517
Cardinal Health, Inc.	20,573		788,152
Express Scripts, Inc.	42,630	(b)	2,304,152
Humana, Inc.	221,270	(b)	12,112,319
McKesson Corp.	18,754		1,319,907
UnitedHealth Group, Inc.	664,887		24,009,069

Total			41,980,116

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  205

Portfolio of Investments (continued)  RiverSource VP — Dynamic Equity Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Industrial Conglomerates (2.8%)
3M Co.	106,811		$9,217,789
General Electric Co.	1,551,736		28,381,252
Seaboard Corp.	195	(e)	388,245

Total			37,987,286

Insurance (5.8%)
Aflac, Inc.	82,029		4,628,896
American Equity Investment Life Holding Co.	104,000	(e)	1,305,200
American Financial Group, Inc.	10,000		322,900
AON Corp.	288,601		13,278,532
Brown & Brown, Inc.	335,800	(e)	8,039,052
Chubb Corp.	14,980	(e)	893,407
CNO Financial Group, Inc.	94,345	(b,e)	639,659
Hartford Financial Services Group, Inc.	539,843		14,300,442
Lincoln National Corp.	116,519		3,240,393
Protective Life Corp.	446,500	(e)	11,894,760
Reinsurance Group of America, Inc.	218,600	(e)	11,741,006
The Allstate Corp.	303,741		9,683,263

Total			79,967,510

Internet Software & Services (0.8%)
Earthlink, Inc.	446,669	(e)	3,841,353
Google, Inc., Class A	12,800	(b)	7,602,816

Total			11,444,169

IT Services (4.0%)
CSG Systems International, Inc.	36,700	(b)	695,098
DST Systems, Inc.	27,500		1,219,625
IBM Corp.	290,900		42,692,484
Teradata Corp.	237,200	(b)	9,763,152
Total System Services, Inc.	42,766		657,741

Total			55,028,100

Machinery (0.8%)
Caterpillar, Inc.	1,553	(e)	145,454
Eaton Corp.	8,632		876,234
Illinois Tool Works, Inc.	31,469		1,680,445
NACCO Industries, Inc., Class A	7,030	(e)	761,841
The Toro Co.	120,000	(e)	7,396,800

Total			10,860,774

Media (0.8%)
Valassis Communications, Inc.	231,200	(b,e)	7,479,320
Viacom, Inc., Class B	84,655		3,353,185

Total			10,832,505

Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	110,336		13,250,250

Multiline Retail (1.9%)
Dillard’s, Inc., Class A	425,687	(e)	16,150,565
Dollar Tree, Inc.	140,800	(b)	7,896,064
Family Dollar Stores, Inc.	42,327		2,104,075

Total			26,150,704

Multi-Utilities (0.6%)
NSTAR	41,100		1,734,009
OGE Energy Corp.	134,600	(e)	6,129,684

Total			7,863,693

Oil, Gas & Consumable Fuels (8.9%)
Apache Corp.	125,539		14,968,015
Chevron Corp.	416,314		37,988,652
ConocoPhillips	560,351		38,159,902
Exxon Mobil Corp.	196,046		14,334,884
Marathon Oil Corp.	29,784		1,102,902
Petroleum Development Corp.	8,544	(b,e)	360,642
QEP Resources, Inc.	382,200		13,877,682
Valero Energy Corp.	82,722	(e)	1,912,533
W&T Offshore, Inc.	153,000	(e)	2,734,110

Total			125,439,322

Paper & Forest Products (2.0%)
Clearwater Paper Corp.	34,606	(b,e)	2,709,650
Domtar Corp.	319,200	(c)	24,233,664

Total			26,943,314

Personal Products (0.7%)
Herbalife Ltd.	99,500	(c)	6,802,815
Nu Skin Enterprises, Inc., Class A	76,485	(e)	2,314,436

Total			9,117,251

Pharmaceuticals (5.2%)
Abbott Laboratories	305,530		14,637,942
Bristol-Myers Squibb Co.	229,878	(e)	6,087,169
Eli Lilly & Co.	685,112	(e)	24,006,325
Endo Pharmaceuticals Holdings, Inc.	110,800	(b)	3,956,668
Forest Laboratories, Inc.	128,182	(b)	4,099,260
Johnson & Johnson	270,560		16,734,136
Par Pharmaceutical Companies, Inc.	11,919	(b,e)	459,001
Viropharma, Inc.	66,300	(b,e)	1,148,316

Total			71,128,817

Professional Services (1.2%)
Dun & Bradstreet Corp.	204,000	(e)	16,746,360

Real Estate Investment Trusts (REITs) (2.5%)
Apartment Investment & Management Co., Class A	660,700		17,072,488
CBL & Associates Properties, Inc.	75,800	(e)	1,326,500
Colonial Properties Trust	103,200	(e)	1,862,760
Equity Residential	80,314	(e)	4,172,312
Hospitality Properties Trust	51,200		1,179,648
MFA Financial, Inc.	131,279	(e)	1,071,237
Simon Property Group, Inc.	82,622		8,220,063

Total			34,905,008

Road & Rail (1.0%)
CSX Corp.	29,570		1,910,518
Ryder System, Inc.	221,802		11,675,657

Total			13,586,175

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.	255,100	(b,e)	2,086,718
Intel Corp.	881,200		18,531,636
Texas Instruments, Inc.	902,400	(e)	29,328,000

Total			49,946,354

Software (3.5%)
Compuware Corp.	9,300	(b,e)	108,531
Intuit, Inc.	17,200	(b)	847,960
Manhattan Associates, Inc.	24,900	(b,e)	760,446
Microsoft Corp.	1,544,769		43,129,950
Oracle Corp.	101,500		3,176,950

Total			48,023,837

Specialty Retail (5.4%)
Advance Auto Parts, Inc.	244,000		16,140,599
Aeropostale, Inc.	460,700	(b,e)	11,351,648
AutoZone, Inc.	50,900	(b)	13,874,831
Limited Brands, Inc.	110,035	(e)	3,381,376
Rent-A-Center, Inc.	343,279	(e)	11,081,046
Ross Stores, Inc.	128,700	(e)	8,140,275
The Childrens Place Retail Stores, Inc.	13,148	(b,e)	652,667
The Finish Line, Inc., Class A	416,600	(e)	7,161,354
The Gap, Inc.	29,963	(e)	663,381
TJX Companies, Inc.	24,217		1,074,993

Total			73,522,170

Textiles, Apparel & Luxury Goods (1.5%)
Deckers Outdoor Corp.	175,730	(b,e)	14,012,710
Fossil, Inc.	8,831	(b,e)	622,409
NIKE, Inc., Class B	66,620	(e)	5,690,681
VF Corp.	4,459	(e)	384,277

Total			20,710,077

Tobacco (3.2%)
Lorillard, Inc.	263,300		21,606,398
Philip Morris International, Inc.	392,184		22,954,530

Total			44,560,928

Wireless Telecommunication Services (—%)
USA Mobility, Inc.	7,522	(e)	133,666

Total Common Stocks
(Cost: $1,167,401,805)			$1,365,271,372

Money Market Fund (0.7%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	9,630,191	(f)	$9,630,191

Total Money Market Fund
(Cost: $9,630,191)			$9,630,191

See accompanying Notes to Portfolio of Investments.

206  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Investments of Cash Collateral Received
for Securities on Loan (14.9%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (2.0%)
Ebbets Funding LLC
01-10-11	0.500%	$4,997,847	$4,997,847
Grampian Funding LLC
01-13-11	0.280	3,999,036	3,999,036
Rheingold Securitization
01-10-11	0.430	7,997,038	7,997,038
Royal Park Investments Funding Corp.
03-08-11	0.410	9,990,433	9,990,433

Total			26,984,354

Certificates of Deposit (8.5%)
Bank of Nova Scotia
05-12-11	0.280	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
02-22-11	0.300	4,996,170	4,996,170
Barclays Bank PLC
02-23-11	0.380	5,000,000	5,000,000
03-15-11	0.440	5,000,000	5,000,000
Canadian Imperial Bank
04-07-11	0.300	3,000,000	3,000,000
Credit Agricole
04-21-11	0.400	4,000,099	4,000,099
Credit Industrial et Commercial
02-22-11	0.395	3,000,000	3,000,000
03-07-11	0.400	5,000,000	5,000,000
Credit Suisse
04-15-11	0.300	5,000,000	5,000,000
Development Bank of Singapore Ltd.
02-09-11	0.300	2,000,000	2,000,000
DZ Bank AG
01-21-11	0.335	999,442	999,442
02-10-11	0.400	5,000,000	5,000,000
KBC Bank NV
01-24-11	0.450	10,000,000	10,000,000
La Banque Postale
02-17-11	0.365	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01-27-11	0.330	4,500,000	4,500,000
National Australia Bank Ltd.
03-17-11	0.311	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	5,000,000	5,000,000
Norinchukin Bank
02-08-11	0.330	2,000,000	2,000,000
Nykredit Bank
01-20-11	0.520	5,000,000	5,000,000
Pohjola Bank PLC
03-16-11	0.660	2,000,000	2,000,000
Societe Generale
02-01-11	0.315	5,000,000	5,000,000
02-24-11	0.305	4,996,106	4,996,106
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	2,000,025	2,000,025
04-21-11	0.510	3,000,000	3,000,000
Union Bank of Switzerland
04-18-11	0.341	5,000,000	5,000,000
United Overseas Bank Ltd.
02-22-11	0.340	6,500,000	6,500,000
Westpac Banking Corp.
05-09-11	0.290	5,000,000	5,000,000

Total			117,991,842

Commercial Paper (0.6%)
ASB Finance Ltd.
05-03-11	0.391	2,994,345	2,994,345
Macquarie Bank Ltd.
01-04-11	0.370	4,996,865	4,996,865

Total			7,991,210

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (3.8%)(g)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$8,002,067	0.300%	$8,000,000	$8,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$7,000,094	0.160	7,000,000	7,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$5,278,514	0.280	5,278,391	5,278,391
Morgan Stanley dated 01-21-10, matures 01-14-11, repurchase price
$10,001,361	0.350	10,000,000	10,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price
$10,000,417	0.500	10,000,000	10,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$5,000,188	0.450	5,000,000	5,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$7,000,175	0.300	7,000,000	7,000,000

Total			52,278,391

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $205,245,797)			$205,245,797

Total Investments in Securities
(Cost: $1,382,277,793)			$1,580,147,360

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)
S&P 500 Index	31	$9,710,750	March 2011	$264,643

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  207

Portfolio of Investments (continued)  RiverSource VP — Dynamic Equity Fund

Notes to Portfolio of Investments (continued)

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 2.48% of net assets.

(d)	At Dec. 31, 2010, investments in securities included securities valued at $3,419,136 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$40,317
Archer Daniels	414,774
ASB Finance Ltd	491,394
Banco Bilbao Vizcaya	1,326,498
Banco Bilbao Vizcaya Argentaria/New York NY	19,615
BP Capital Markets	246,517
BPCE	177,233
Central American Bank	1,536
Commonwealth Bank of Australia	249,548
Credit Agricole NA	410
Danske Corp	613,929
Electricite De France	1,016,611
European Investment Bank	1,367,877
Gdz Suez	211,164
Golden Funding Corp	14,537
Ing (US) Funding LLC	64
Natexis Banques	157,870
Nationwide Building	984,209
Natixis NY	76,800
Natixis US Finance Co	1,280
Prudential PLC	296,912
Silver Tower US Fund	3,840
Skandin Ens Banken	38,429
Societe Gen No Amer	639,675
Societe Generale NY	8,320
UBS Ag Stamford	641

Total market value of collateral securities	$8,400,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$34,775
Fannie Mae REMICS	2,351,989
Fannie Mae Whole Loan	59,833
Fannie Mae-Aces	4,568
Freddie Mac Reference REMIC	162,975
Freddie Mac REMICS	3,593,282
Government National Mortgage Association	932,578

Total market value of collateral securities	$7,140,000

208  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,810,287
Ginnie Mae I Pool	2,573,671

Total market value of collateral securities	$5,383,958

Morgan Stanley (0.350%)
Security description	Value(a)
Argento Variable Fund	$615,118
Federal Home Loan Banks	5,100,036
Ginnie Mae I Pool	3,942,432
Landesbank	576,496

Total market value of collateral securities	$10,234,082

Nomura Securities (0.500%)
Security description	Value(a)
Fannie Mae Pool	$4,566,830
Freddie Mac Gold Pool	5,633,170

Total market value of collateral securities	$10,200,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$256,571
Capital One Multi-Asset Execution Trust	938,690
Chase Issuance Trust	251,613
Citibank Credit Card Issuance Trust	587,795
Citibank Omni Master Trust	568,016
Discover Card Master Trust I	342,779
First Franklin Mortgage Loan Asset Backed Certificates	207,422
First National Master Note Trust	309,019
Ford Credit Auto Owner Trust	53,520
Freddie Mac Gold Pool	574,665
GS Mortgage Securities Corp II	233,506
HSBC Home Equity Loan Trust	657,303
Merrill Lynch/Countrywide Commercial Mortgage Trust	713,000
Nelnet Student Loan Trust	294,622
SLC Student Loan Trust	471,850
SLM Student Loan Trust	717,150
Structured Asset Investment Loan Trust	52,903
Wells Fargo Home Equity Trust	102,713

Total market value of collateral securities	$7,333,137

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  209

Portfolio of Investments (continued)  RiverSource VP — Dynamic Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$1,365,271,372	$—	$—	$1,365,271,372

Total Equity Securities	1,365,271,372	—	—	1,365,271,372

Other
Affiliated Money Market Fund(c)	9,630,191	—	—	9,630,191
Investments of Cash Collateral Received for Securities on Loan	—	205,245,797	—	205,245,797

Total Other	9,630,191	205,245,797	—	214,875,988

Investments in Securities	1,374,901,563	205,245,797	—	1,580,147,360
Derivatives(d)
Assets
Futures Contracts	264,643	—	—	264,643

Total	$1,375,166,206	$205,245,797	$—	$1,580,412,003

210  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  211

Portfolio of Investments
RiverSource VP — Global Bond Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (94.4%)(c)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Argentina (0.2%)
Argentina Bonos Senior Unsecured
09-12-13	7.000%	$2,322,000		$2,334,128
10-03-15	7.000	300,000		288,750
Argentina Government International Bond Senior Unsecured
12-15-35	0.000	4,700,000	(i)	712,050

Total
		3,334,928

Australia (1.8%)
Australia & New Zealand Banking Group Ltd. (AUD)
11-08-11	6.500	1,680,000		1,730,127
FMG Resources August 2006 Pty Ltd. Senior Notes
11-01-15	7.000	797,000	(d)	820,140
02-01-16	6.375	375,000	(d)	375,000
New South Wales Treasury Corp. (AUD) Local Government Guaranteed
05-01-12	6.000	18,390,000		18,978,436
Telstra Corp., Ltd. Senior Unsecured
04-01-12	6.375	1,050,000		1,110,987
Westpac Banking Corp. (AUD) Senior Unsecured
09-24-12	7.250	1,700,000		1,770,523
Woodside Finance Ltd.
11-10-14	4.500	3,535,000	(d)	3,709,681

Total		28,494,894

Austria (1.0%)
Austria Government Bond (EUR) Senior Unsecured
07-15-14	4.300	11,175,000		16,196,583

Belgium (2.0%)
Belgium Government Bond (EUR)
03-28-11	3.500	4,925,000		6,623,309
09-28-12	5.000	16,635,000		23,361,116
Fortis Bank SA/NV (EUR) Senior Unsecured
05-30-14	4.500	1,910,000		2,687,706

Total		32,672,131

Bermuda (0.1%)
Bacardi Ltd.
04-01-14	7.450	810,000	(d)	931,745
Intelsat Jackson Holdings SA Senior Unsecured
10-15-20	7.250	1,020,000	(d)	1,030,200

Total		1,961,945

Brazil (2.2%)
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured
06-16-18	6.369	$1,165,000	(d)	$1,268,452
06-10-19	6.500	2,260,000	(d)	2,463,942
Brazil Notas do Tesouro Nacional (BRL)
01-01-12	10.000	2,178,000		13,506,625
01-01-13	10.000	2,242,900		13,639,164
Brazilian Government International Bond (BRL)
01-05-16	12.500	2,400,000		1,673,209
01-15-18	8.000	1,079,167		1,262,625
Brazilian Government International Bond Senior Unsecured
10-14-19	8.875	335,000		442,200
01-07-41	5.625	1,830,000		1,793,400

Total		36,049,617

Canada (3.5%)
Bank of Nova Scotia
10-29-15	1.650	4,290,000	(d)	4,122,703
Canadian Government Bond (CAD)
06-01-18	4.250	2,600,000		2,849,390
06-01-19	3.750	7,285,000		7,697,311
Cascades, Inc.
12-15-17	7.750	1,445,000		1,506,413
Devon Financing Corp. ULC
09-30-11	6.875	355,000		370,871
EnCana Corp. Senior Unsecured
11-01-11	6.300	95,000		99,307
Novelis, Inc.
12-15-17	8.375	545,000	(d)	564,075
12-15-20	8.750	545,000	(d)	565,438
Petro-Canada Senior Unsecured
05-15-18	6.050	1,050,000		1,192,972
Precision Drilling Corp.
11-15-20	6.625	305,000	(d)	310,338
Province of British Columbia Canada (CAD)
06-18-14	5.300	6,140,000		6,772,776
Province of Ontario Canada (CAD)
03-08-14	5.000	10,866,000		11,789,839
Province of Quebec Canada (CAD)
12-01-17	4.500	11,100,000		11,926,545
Royal Bank of Canada (EUR) Senior Unsecured
01-18-13	3.250	2,235,000		3,072,451
The Toronto-Dominion Bank (EUR) Senior Unsecured
05-14-15	5.375	2,100,000		$3,119,610
Thomson Reuters Corp. Senior Unsecured
04-15-40	5.850	745,000		788,167

Total		56,748,206

Cayman Islands (0.4%)
Allstate Life Funding LLC (GBP) Senior Secured
01-17-11	6.375	2,200,000		3,436,677
Pacific Life Funding LLC (GBP) Secured
02-08-11	6.250	1,650,000		2,582,601

Total		6,019,278

Colombia (0.3%)
Colombia Government International Bond
09-18-37	7.375	$1,350,000		1,599,750
Colombia Government International Bond Senior Unsecured
03-18-19	7.375	550,000	(e)	660,000
01-18-41	6.125	1,665,000		1,715,152
Ecopetrol SA Senior Unsecured
07-23-19	7.625	455,000		525,525

Total		4,500,427

Czech Republic (0.1%)
Czech Republic Government Bond (CZK)
06-16-13	3.700	42,800,000		2,368,373

Denmark (0.3%)
Nykredit Realkredit A/S (DKK)
04-01-28	5.000	26,376,649		4,922,701

El Salvador (0.1%)
El Salvador Government International Bond Senior Unsecured
01-24-23	7.750	760,000	(d)	850,250

France (4.7%)
BNP Paribas Home Loan Covered Bonds SA
11-02-15	2.200	3,815,000	(d)	3,653,702
BNP Paribas (EUR) Subordinated Notes
12-17-12	5.250	1,965,000		2,765,387
Cie de Financement Foncier
09-16-15	2.500	3,900,000	(d)	3,808,933

See accompanying Notes to Portfolio of Investments.

212  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

France (cont.)
Credit Agricole SA (EUR) Senior Unsecured
06-24-13	6.000%	1,950,000		$2,834,411
EDF SA (EUR) Senior Unsecured
02-05-18	5.000	1,450,000		2,106,321
France Government Bond OAT (EUR)
04-25-12	5.000	1,860,000		2,622,134
04-25-13	4.000	21,085,000		30,026,722
10-25-16	5.000	8,420,000		12,745,007
10-25-19	3.750	6,400,000		8,885,678
France Telecom SA (EUR) Senior Unsecured
02-21-17	4.750	3,435,000		4,907,372
Veolia Environnement SA (EUR) Senior Unsecured
01-16-17	4.375	1,050,000		1,467,142

Total		75,822,809

Germany (5.7%)
Bayerische Landesbank (JPY) Senior Unsecured
04-22-13	1.400	576,000,000		7,219,198
Bundesrepublik Deutschland (EUR)
01-04-15	3.750	5,250,000		7,593,272
07-04-19	3.500	12,320,000		17,290,705
07-04-27	6.500	13,140,000		24,200,589
07-04-28	4.750	6,610,000		10,268,428
07-04-34	4.750	12,725,000		20,283,485
Landwirtschaftliche Rentenbank (AUD) Government Guaranteed
06-15-11	5.750	4,380,000		4,484,291

Total		91,339,968

Greece (0.4%)
Hellenic Republic Government Bond (EUR) Senior Unsecured
03-20-24	4.700	8,380,000		6,279,385

Indonesia (1.5%)
Indonesia Government International Bond Senior Unsecured
01-17-18	6.875	$1,880,000	(d)	2,180,800
03-13-20	5.875	300,000	(d)	327,000
02-17-37	6.625	400,000	(d)	437,000
01-17-38	7.750	610,000	(d)	741,150
Indonesia Treasury Bond (IDR) Senior Unsecured
05-15-16	10.750	26,710,000,000		3,462,673
11-15-20	11.000	70,820,000,000		9,591,206
07-15-22	10.250	53,607,000,000		6,854,528

Total		23,594,357

Ireland (—%)
Ardagh Packaging Finance PLC Senior Secured
10-15-17	7.375	$343,000	(d)	$353,719
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	379,000	(d)	382,790

Total		736,509

Italy (2.8%)
Intesa Sanpaolo SpA (EUR) Senior Unsecured
12-19-13	5.375	1,200,000		1,698,206
Italy Buoni Poliennali Del Tesoro (EUR)
04-15-12	4.000	6,060,000		8,245,531
08-01-15	3.750	2,410,000		3,225,780
02-01-19	4.250	8,530,000		11,227,984
11-01-26	7.250	10,475,191		17,129,459
11-01-27	6.500	1,800,000		2,740,587

Total		44,267,547

Japan (11.9%)
Bayer Holding Ltd. (JPY)
06-28-12	1.955	130,000,000		1,614,146
Development Bank of Japan (JPY) Government Guaranteed
06-20-12	1.400	1,227,000,000		15,364,017
Japan Government 10-Year Bond (JPY) Senior Unsecured
12-20-12	1.000	2,229,500,000		27,912,263
09-20-17	1.700	2,538,000,000		33,415,259
Japan Government 20-Year Bond (JPY) Senior Unsecured
03-20-20	2.400	400,000,000	(b)	5,519,601
12-20-22	1.400	2,756,000,000		34,114,159
12-20-26	2.100	2,383,000,000		31,078,390
09-20-29	2.100	945,000,000		12,111,742
Japan Government 30-Year Bond (JPY) Senior Unsecured
12-20-34	2.400	890,000,000		11,891,709
03-20-39	2.300	420,000,000		5,530,224
Japanese Government CPI-Linked Bond (JPY) Senior Unsecured
03-10-18	1.400	1,091,380,000	(g)	13,674,676

Total		192,226,186

Kazakhstan (0.1%)
KazMunayGas National Co. Senior Unsecured
07-02-18	9.125	750,000	(d)	872,813

Lithuania (0.1%)
Lithuania Government International Bond Senior Unsecured
09-14-17	5.125	2,205,000	(d)	2,177,437

Luxembourg (0.2%)
ArcelorMittal Senior Unsecured
06-01-19	9.850	$750,000		$947,865
10-15-39	7.000	1,365,000		1,416,573
Expro Finance Luxembourg SCA Senior Secured
12-15-16	8.500	97,000	(d)	93,177
Telecom Italia Capital SA
07-18-36	7.200	110,000		103,297
Wind Acquisition Finance SA Senior Secured
02-15-18	7.250	495,000	(d)	502,425

Total		3,063,337

Malaysia (0.5%)
Petronas Capital Ltd.
05-22-12	7.000	2,210,000	(d)	2,375,660
08-12-19	5.250	6,025,000	(d)	6,451,930

Total		8,827,590

Mexico (1.6%)
Mexican Bonos (MXN)
12-19-13	8.000	109,910,000		9,477,507
12-17-15	8.000	171,680,000		14,881,933
Mexican Government International Bond Senior Unsecured
09-27-34	6.750	315,000		354,375
Pemex Project Funding Master Trust
03-01-18	5.750	1,513,000		1,617,680
05-03-19	8.000	100,000		120,500

Total		26,451,995

Netherlands (4.7%)
Allianz Finance II BV (EUR)
11-23-16	4.000	750,000		1,028,372
BMW Finance NV (EUR)
09-19-13	8.875	1,950,000		3,052,362
Deutsche Telekom International Finance BV (EUR)
01-19-15	4.000	3,755,000		5,223,649
E.ON International Finance BV (EUR)
10-02-17	5.500	1,040,000		1,554,345
ING Groep NV (EUR) Senior Unsecured
05-31-17	4.750	3,125,000		4,289,086
Netherlands Government Bond (EUR)
07-15-12	5.000	6,020,000		8,563,947
07-15-13	4.250	8,141,000		11,746,012
07-15-20	3.500	26,380,000		36,234,568

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  213

Portfolio of Investments (continued)  RiverSource VP — Global Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Netherlands (cont.)
Rabobank Nederland NV (EUR) Senior Unsecured
04-04-12	4.125%	2,290,000		$3,166,546

Total		74,858,887

New Zealand (1.1%)
ANZ National International Ltd. Bank Guaranteed
08-10-15	3.125	$3,730,000	(d,e)	3,689,824
New Zealand Government Bond (NZD) Senior Unsecured
04-15-13	6.500	16,830,000		13,806,260

Total		17,496,084

Norway (1.1%)
Norway Government Bond (NOK)
05-16-11	6.000	97,545,000		16,981,014

Philippine Islands (0.3%)
Philippine Government International Bond Senior Unsecured
01-14-31	7.750	1,645,000		2,027,463
10-23-34	6.375	300,000	(e)	318,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed
05-27-19	7.250	2,000,000	(d)	2,350,000
12-02-24	7.390	200,000	(d)	233,458

Total		4,928,921

Poland (1.7%)
Poland Government Bond (PLN)
04-25-13	5.250	23,790,000		8,154,825
10-25-17	5.250	57,170,000		18,897,360

Total		27,052,185

Qatar (0.3%)
Qatar Government International Bond Senior Unsecured
04-09-19	6.550	1,100,000	(d)	1,272,051
01-20-40	6.400	200,000	(d)	217,000
Qatari Diar Finance QSC Government Guaranteed
07-21-20	5.000	1,800,000	(d)	1,791,454
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured
09-30-14	5.500	890,000	(d)	960,126

Total		4,240,631

Russia (0.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured
03-05-14	5.670	470,000	(d)	498,398
Gazprom Via Gaz Capital SA Senior Unsecured
11-22-16	6.212	600,000	(d)	632,249
08-16-37	7.288	570,000	(d)	592,800
Russian Foreign Bond - Eurobond
03-31-30	7.500	$3,790,325	(d)	$4,377,825

Total		6,101,272

South Africa (0.5%)
South Africa Government Bond (ZAR) Senior Unsecured
12-21-14	8.750	52,890,000		8,441,627

South Korea (0.4%)
Export-Import Bank of Korea Senior Unsecured
01-21-14	8.125	3,430,000		3,902,409
01-14-15	5.875	1,820,000		1,968,719

Total		5,871,128

Spain (2.7%)
Ayt Cedulas Cajas Global (EUR)
06-14-18	4.250	4,900,000		5,533,861
Caja de Ahorros y Monte de Piedad de Madrid (EUR)
03-25-11	3.500	5,800,000		7,751,193
Instituto de Credito Oficial (AUD) Government Guaranteed
03-08-11	5.500	3,840,000		3,907,332
Santander International Debt SA Unipersonal (EUR) Bank Guaranteed
04-11-11	5.125	5,000,000		6,724,840
Santander U.S. Debt SA Unipersonal Bank Guaranteed
10-07-15	3.781	2,800,000	(d)	2,625,596
Spain Government Bond (EUR)
07-30-17	5.500	6,950,000		9,545,513
Telefonica Emisiones SAU
01-15-15	4.949	5,080,000		5,261,274
Telefonica Emisiones SAU (EUR)
02-02-16	4.375	1,850,000		2,502,065

Total		43,851,674

Supra-National (0.4%)
Corp. Andina de Fomento Senior Unsecured
06-04-19	8.125	2,620,000		3,142,256
European Investment Bank (GBP) Senior Unsecured
12-07-11	5.500	1,685,000		2,737,971

Total		5,880,227

Sweden (1.0%)
Sweden Government Bond (SEK)
05-05-14	6.750	95,740,000		16,201,923

Turkey (0.3%)
Turkey Government International Bond Senior Unsecured
07-14-17	7.500	$950,000		$1,123,375
11-07-19	7.500	225,000		269,438
06-05-20	7.000	1,330,000		1,536,150
03-17-36	6.875	1,010,000		1,126,150

Total		4,055,113

United Kingdom (4.5%)
MetLife of Connecticut (JPY)
05-24-11	0.572	400,000,000	(l)	4,818,630
SABMiller PLC Senior Unsecured
07-15-18	6.500	2,680,000	(d)	3,132,333
United Kingdom Gilt (GBP)
09-07-16	4.000	9,440,000		15,866,768
03-07-19	4.500	6,900,000		11,754,401
03-07-25	5.000	3,215,000		5,626,662
12-07-27	4.250	5,500,000		8,798,278
03-07-36	4.250	4,360,000		6,846,142
12-07-38	4.750	5,200,000		8,861,632
12-07-49	4.250	3,750,000		5,961,403

Total		71,666,249

United States (33.0%)
Ally Financial, Inc.
09-15-20	7.500	1,450,000	(d)	1,537,000
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	856,000	(e)	890,240
Anadarko Petroleum Corp. Senior Unsecured
09-15-16	5.950	1,380,000		1,482,519
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	2,595,000	(d)	2,967,629
11-15-14	5.375	7,265,000	(d)	8,004,236
Ashland, Inc.
06-01-17	9.125	605,000		697,263
Associated Materials LLC Senior Secured
11-01-17	9.125	260,000	(d)	273,000
AT&T, Inc. Senior Unsecured
02-15-39	6.550	8,050,000		8,762,055
Ball Corp.
09-01-19	7.375	95,000		102,125
09-15-20	6.750	538,000		564,900
Bank of America Corp. (GBP) Senior Unsecured
02-02-11	0.830	2,850,000	(l)	4,441,061
Bank of America Corp. Senior Unsecured
05-01-18	5.650	6,145,000		6,338,642

See accompanying Notes to Portfolio of Investments.

214  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

United States (cont.)
Berry Petroleum Co. Senior Unsecured
11-01-20	6.750%	$145,000		$145,725
Brocade Communications Systems, Inc. Senior Secured
01-15-18	6.625	250,000		263,125
01-15-20	6.875	219,000		233,235
Burlington Northern Santa Fe LLC Senior Unsecured
05-01-40	5.750	2,355,000		2,436,524
Cardinal Health, Inc. Senior Unsecured
12-15-20	4.625	5,130,000		5,118,534
Cardtronics, Inc.
09-01-18	8.250	550,000		574,750
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
05-01-17	7.750	2,445,000	(d)	2,671,162
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	487,000		504,045
Celanese U.S. Holdings LLC
10-15-18	6.625	656,000	(d)	677,320
CenterPoint Energy Resources Corp. Senior Unsecured
02-15-11	7.750	2,575,000		2,594,381
Central Garden and Pet Co.
03-01-18	8.250	195,000		199,388
CF Industries, Inc.
05-01-18	6.875	240,000		256,800
05-01-20	7.125	240,000		262,800
Chesapeake Energy Corp.
08-15-20	6.625	1,645,000		1,612,099
CIT Group, Inc. Senior Secured
05-01-16	7.000	1,630,000		1,636,113
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2
11-15-12	1.830	8,506,529	(d)	8,532,589
Citigroup, Inc. (EUR) Senior Unsecured
08-02-19	5.000	1,905,000		2,485,712
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class ASB
07-15-44	5.222	1,043,432	(f)	1,110,337
Clorox Co. Senior Unsecured
03-01-13	5.000	55,000		58,881
Colorado Interstate Gas Co. Senior Unsecured
11-15-15	6.800	2,231,000		2,570,168
Comcast Corp.
03-15-11	5.500	3,450,000		3,483,186
02-15-18	5.875	1,260,000		1,398,900
07-01-39	6.550	760,000		826,523
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A Class BFL
02-05-19	0.576	450,000	(d,f,l)	430,519
Concho Resources, Inc. Senior Notes
01-15-21	7.000	$362,000		$371,050
Continental Resources, Inc.
04-01-21	7.125	61,000	(d)	64,050
Cott Beverages, Inc.
09-01-18	8.125	99,000		106,673
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKS4 Class A1
11-15-36	4.485	124,690	(f)	124,755
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A4
01-15-37	4.750	4,225,000	(f)	4,426,066
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1
05-15-36	3.819	94,805	(f)	96,008
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	986,000		1,022,975
CSC Holdings LLC Senior Unsecured
02-15-19	8.625	220,000		248,600
CSX Corp. Senior Unsecured
03-15-18	6.250	1,914,000		2,195,666
CVS Caremark Corp. Senior Unsecured
06-01-17	5.750	1,500,000		1,668,975
Del Monte Corp.
10-15-19	7.500	488,000		569,130
Denbury Resources, Inc.
04-01-13	7.500	560,000		565,600
03-01-16	9.750	885,000		986,775
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	4,385,000		4,326,529
DISH DBS Corp.
10-01-14	6.625	1,441,000		1,495,038
02-01-16	7.125	710,000		733,075
Dominion Resources, Inc. Senior Unsecured
08-01-33	5.250	5,075,000		5,586,479
DTE Energy Co. Senior Unsecured
06-01-11	7.050	375,000		384,438
Duke Energy Corp. Senior Unsecured
02-01-14	6.300	2,200,000		2,450,459
Duke Energy Indiana, Inc. 1st Mortgage
08-15-38	6.350	1,770,000		2,034,051
El Paso Corp. Senior Unsecured
09-15-20	6.500	1,305,000	(d)	1,311,525
Embarq Corp. Senior Unsecured
06-01-36	7.995	3,310,000		3,614,119
Energy Transfer Equity LP
10-15-20	7.500	$835,000		$868,400
Entravision Communications Corp. Senior Secured
08-01-17	8.750	875,000	(d)	920,938
ERAC USA Finance LLC
10-15-37	7.000	2,965,000	(d)	3,192,786
Esterline Technologies Corp.
08-01-20	7.000	40,000	(d)	41,400
EXCO Resources, Inc.
09-15-18	7.500	480,000		469,200
Federal Home Loan Mortgage Corp. #A11799
08-01-33	6.500	60,820	(f)	68,387
Federal Home Loan Mortgage Corp. #A15881
11-01-33	5.000	557,911	(f)	594,191
Federal Home Loan Mortgage Corp. #E01377
05-01-18	4.500	233,201	(f)	245,773
Federal Home Loan Mortgage Corp. #E91326
09-01-17	6.500	44,176	(f)	48,352
Federal Home Loan Mortgage Corp. #E99967
10-01-18	5.000	292,928	(f)	315,527
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	478,953	(f)	534,875
Federal National Mortgage Association
10-15-14	4.625	5,255,000	(f)	5,844,753
Federal National Mortgage Association #254632
02-01-18	5.500	653,498	(f)	704,655
Federal National Mortgage Association #254686
04-01-18	5.500	791,385	(f)	853,831
Federal National Mortgage Association #254722
05-01-18	5.500	405,133	(f)	437,101
Federal National Mortgage Association #255079
02-01-19	5.000	2,430,684	(f)	2,602,730
Federal National Mortgage Association #255377
08-01-34	7.000	190,035	(f)	215,626
Federal National Mortgage Association #440730
12-01-28	6.000	344,083	(f)	385,232
Federal National Mortgage Association #555417
05-01-33	6.000	533,587	(f)	587,801
Federal National Mortgage Association #555528
04-01-33	6.000	870,133	(f)	958,541
Federal National Mortgage Association #555531
06-01-33	5.500	1,234,749	(f)	1,330,934
Federal National Mortgage Association #555734
07-01-23	5.000	314,650	(f)	335,072
Federal National Mortgage Association #555740
08-01-18	4.500	138,552	(f)	146,117
Federal National Mortgage Association #555851
01-01-33	6.500	1,961,209	(f)	2,205,214
Federal National Mortgage Association #575487
04-01-17	6.500	108,563	(f)	118,702
Federal National Mortgage Association #621581
12-01-31	6.500	183,869	(f)	207,027
Federal National Mortgage Association #631315
02-01-17	5.500	84,597	(f)	92,057
Federal National Mortgage Association #639965
08-01-17	6.000	294,070	(f)	320,325

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  215

Portfolio of Investments (continued)  RiverSource VP — Global Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

United States (cont.)
Federal National Mortgage Association #640996
05-01-32	7.500%	$118,018	(f)	$135,581
Federal National Mortgage Association #646147
06-01-32	7.000	112,136	(f)	127,721
Federal National Mortgage Association #652284
08-01-32	6.500	99,916	(f)	112,347
Federal National Mortgage Association #653145
07-01-17	6.000	53,152	(f)	58,084
Federal National Mortgage Association #654121
09-01-17	6.000	231,144	(f)	253,178
Federal National Mortgage Association #655589
08-01-32	6.500	509,868	(f)	574,070
Federal National Mortgage Association #666424
08-01-32	6.500	100,029	(f)	112,474
Federal National Mortgage Association #670461
11-01-32	7.500	74,398	(f)	85,470
Federal National Mortgage Association #684595
03-01-33	6.000	324,284	(f)	357,232
Federal National Mortgage Association #687583
04-01-33	6.000	1,149,062	(f)	1,269,844
Federal National Mortgage Association #688034
03-01-33	5.500	136,340	(f)	147,849
Federal National Mortgage Association #688691
03-01-33	5.500	149,341	(f)	160,975
Federal National Mortgage Association #720786
09-01-33	5.500	734,949	(f)	792,200
Federal National Mortgage Association #725162
02-01-34	6.000	977,038	(f)	1,076,308
Federal National Mortgage Association #725232
03-01-34	5.000	460,886	(f)	487,456
Federal National Mortgage Association #725424
04-01-34	5.500	2,484,909	(f)	2,678,479
Federal National Mortgage Association #735029
09-01-13	5.321	475,373	(f)	517,977
Federal National Mortgage Association #735591
06-01-35	5.000	4,311,907	(f)	4,555,104
Federal National Mortgage Association #735883
03-01-33	6.000	3,336,128	(f)	3,701,152
Federal National Mortgage Association #739474
10-01-33	5.500	323,115	(f)	350,672
Federal National Mortgage Association #741850
09-01-33	5.500	969,828	(f,n)	1,051,543
Federal National Mortgage Association #745257
01-01-36	6.000	1,045,779	(f,n)	1,146,477
Federal National Mortgage Association #745275
02-01-36	5.000	1,928,181	(f)	2,035,728
Federal National Mortgage Association #745283
01-01-36	5.500	2,873,994	(f,n)	3,096,975
Federal National Mortgage Association #748110
10-01-33	6.500	1,208,599	(f)	1,358,967
Federal National Mortgage Association #753507
12-01-18	5.000	826,719	(f)	884,591
Federal National Mortgage Association #755498
11-01-18	5.500	503,979	(f)	544,505
Federal National Mortgage Association #756799
11-01-33	6.500	140,514	(f)	158,353
Federal National Mortgage Association #756844
02-01-19	5.000	$221,923	(f)	$238,602
Federal National Mortgage Association #757299
09-01-19	4.500	1,335,423	(f)	1,413,045
Federal National Mortgage Association #759336
01-01-34	6.000	2,445,995	(f)	2,713,624
Federal National Mortgage Association #765946
02-01-34	5.500	3,972,906	(f)	4,281,147
Federal National Mortgage Association #783646
06-01-34	5.500	368,140	(f)	398,198
Federal National Mortgage Association #791393
10-01-19	5.500	1,123,021	(f)	1,219,355
Federal National Mortgage Association #794298
09-01-19	5.500	843,345	(f)	915,688
Federal National Mortgage Association #886292
07-01-36	7.000	1,407,937	(f)	1,606,855
Federal National Mortgage Association #888120
10-01-35	5.000	3,602,130	(f)	3,803,043
Florida Power & Light Co. 1st Mortgage
02-01-41	5.250	700,000		708,362
Florida Power Corp. 1st Mortgage
06-15-18	5.650	1,200,000		1,354,940
04-01-40	5.650	1,445,000		1,512,262
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	380,000	(d)	385,700
Frontier Communications Corp. Senior Unsecured
04-15-17	8.250	676,000		741,910
04-15-20	8.500	552,000		603,060
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5
06-10-48	4.772	500,000	(f)	526,058
General Electric Capital Assurance Co. Series 2003-1 Class A4
05-12-35	5.254	921,765	(d,f)	977,079
General Electric Capital Corp. (GBP) Senior Unsecured
05-17-12	6.125	1,375,000		2,256,807
General Electric Capital Corp. Senior Unsecured
09-16-20	4.375	12,395,000		12,198,625
Georgia-Pacific LLC
05-01-16	8.250	670,000	(d)	756,262
11-01-20	5.400	760,000	(d)	751,396
Government National Mortgage Association #604708
10-15-33	5.500	381,248	(f)	414,188
Government National Mortgage Association CMO I.O. Series 2002-80 Class CI
01-20-32	7.233	14,659	(f,h)	63
Graphic Packaging International, Inc.
10-01-18	7.875	98,000		102,655
Greenwich Capital Commercial Funding Corp. Series 2003-C1 Class A3
07-05-35	3.858	2,165,327	(f)	2,209,045
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5
06-10-36	4.883	$321,760	(f)	$325,201
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03-10-39	5.444	7,050,000	(f)	7,427,727
Greif, Inc. Senior Unsecured
02-01-17	6.750	625,000		653,125
GS Mortgage Securities Corp. II Series 2007-EOP Class J
03-06-20	1.120	2,400,000	(d,f,l)	2,146,693
GS Mortgage Securities Corp. II Series 2007-GG10 Class F
08-10-45	5.807	1,475,000	(f)	121,111
GTP Towers Issuer LLC
02-15-15	4.436	1,600,000	(d)	1,693,576
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A
04-19-34	4.756	2,134,405	(f,l)	2,100,521
HCA, Inc. Senior Secured
02-15-17	9.875	710,000		781,000
02-15-20	7.875	10,000		10,700
09-15-20	7.250	1,477,000		1,543,465
Hertz Vehicle Financing LLC Series 2009-2A Class A1
03-25-14	4.260	5,100,000	(d)	5,306,285
HJ Heinz Finance Co.
07-15-11	6.625	1,605,000		1,654,899
Indiana Michigan Power Co. Senior Unsecured
03-15-37	6.050	4,270,000		4,441,291
Interface, Inc. Senior Notes
12-01-18	7.625	129,000	(d)	132,870
Interline Brands, Inc.
11-15-18	7.000	212,000	(d)	215,180
International Lease Finance Corp. Senior Unsecured
12-15-20	8.250	755,000		777,650
Invista
05-01-12	9.250	314,000	(d)	318,839
Jarden Corp.
05-01-16	8.000	920,000		1,001,649
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1 Class A1
10-15-37	4.134	1,663,454	(f)	1,730,966
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A Class A1
03-12-39	3.972	108,096	(f)	110,520
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A Class A2
03-12-39	4.767	1,625,000	(f)	1,708,066
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
01-12-37	4.184	412,282	(f)	412,776

See accompanying Notes to Portfolio of Investments.

216  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

United States (cont.)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A3
07-15-42	4.697%	$1,800,000	(f)	$1,843,826
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3 Class ASB
08-15-42	4.893	3,421,132	(f)	3,573,994
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class ASB
04-15-43	5.490	2,650,000	(f)	2,807,893
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class ASB
04-15-45	5.872	2,799,986	(f)	3,000,537
JPMorgan Chase & Co. Senior Unsecured
01-15-16	2.600	1,400,000		1,361,222
10-15-20	4.250	4,640,000		4,531,656
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625	635,000		650,875
Kansas Gas & Electric 1st Mortgage
06-15-19	6.700	1,000,000	(d)	1,152,881
Kraft Foods, Inc. Senior Unsecured
08-11-17	6.500	1,165,000		1,355,383
02-01-18	6.125	9,110,000		10,406,306
Lamar Media Corp.
04-15-18	7.875	261,000		277,313
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3
03-15-29	3.973	650,000	(f)	660,816
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AAB
06-15-32	5.856	925,000	(f)	995,769
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3
09-15-45	5.866	2,950,000	(f)	3,116,177
Lear Corp.
03-15-18	7.875	746,000		796,355
03-15-20	8.125	408,000	(e)	444,720
LifePoint Hospitals, Inc.
10-01-20	6.625	180,000	(d)	178,650
LyondellBasell Industries Senior Secured
11-01-17	8.000	1,368,000	(d)	1,518,480
Mantech International Corp.
04-15-18	7.250	203,000		212,135
Mellon Funding Corp. (GBP)
11-08-11	6.375	1,240,000		2,006,563
MetroPCS Wireless, Inc.
11-15-20	6.625	855,000		814,388
Metropolitan Life Global Funding I (GBP) Senior Secured
01-27-11	4.625	1,720,000		2,685,687
MGM Resorts International Senior Secured
11-15-17	11.125	$640,000		$736,000
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	371,389		375,103
Morgan Stanley Capital I Series 2004-HQ4 Class A5
04-14-40	4.590	690,000	(f)	693,126
Morgan Stanley Capital I Series 2006-T23 Class AAB
08-12-41	5.795	775,000	(f)	840,282
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A
08-12-45	5.807	1,800,000	(d,f)	1,924,644
Morgan Stanley (EUR) Senior Unsecured
10-02-17	5.500	2,475,000		3,347,923
Morgan Stanley (GBP) Senior Unsecured
04-11-11	7.500	1,785,000		2,810,907
Morgan Stanley Senior Unsecured
07-24-20	5.500	2,150,000		2,172,089
Mylan, Inc.
11-15-18	6.000	430,000	(d)	422,475
Nalco Co. Senior Notes
01-15-19	6.625	1,150,000	(d)	1,175,875
National Collegiate Student Loan Trust CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	3,400,000	(h)	187,999
Nevada Power Co.
05-15-18	6.500	1,200,000		1,381,085
08-01-18	6.500	1,625,000		1,881,535
Nextel Communications, Inc.
08-01-15	7.375	1,430,000		1,431,787
Nisource Finance Corp.
09-15-17	5.250	7,707,000		8,096,111
09-15-20	5.450	3,435,000		3,539,781
Norfolk Southern Corp. Senior Unsecured
04-01-18	5.750	350,000		395,227
Northern States Power Co. 1st Mortgage
08-28-12	8.000	1,635,000		1,816,858
Northwest Pipeline GP Senior Unsecured
06-15-16	7.000	2,515,000		2,977,813
04-15-17	5.950	3,125,000		3,523,493
NRG Energy, Inc.
01-15-17	7.375	3,005,000		3,095,150
Oracle Corp. Senior Notes
07-15-40	5.375	260,000	(d)	262,762
Oshkosh Corp.
03-01-17	8.250	$497,000		$540,488
03-01-20	8.500	398,000		436,805
PacifiCorp 1st Mortgage
09-15-13	5.450	850,000		931,337
10-15-37	6.250	1,425,000		1,612,172
01-15-39	6.000	1,480,000		1,632,403
Peabody Energy Corp.
09-15-20	6.500	730,000		779,275
Petrohawk Energy Corp.
08-01-14	10.500	830,000		946,200
Pinafore LLC/Inc. Senior Secured
10-01-18	9.000	95,000	(d)	103,075
Polypore International, Inc. Senior Notes
11-15-17	7.500	440,000	(d)	448,800
Potomac Electric Power Co. 1st Mortgage
04-15-14	4.650	890,000		951,830
PPL Electric Utilities Corp. 1st Mortgage
11-30-13	7.125	9,275,000		10,718,171
Progress Energy, Inc. Senior Unsecured
03-01-11	7.100	1,045,000		1,055,664
03-15-14	6.050	2,870,000		3,187,261
Prudential Financial, Inc. Senior Unsecured
11-15-20	4.500	5,700,000		5,574,314
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	505,000		530,250
Quicksilver Resources, Inc.
08-01-15	8.250	720,000		747,000
QVC, Inc. Senior Secured
10-15-20	7.375	848,000	(d)	886,160
Qwest Communications International, Inc.
04-01-18	7.125	1,160,000	(d)	1,200,600
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	465,000	(d)	487,088
Range Resources Corp.
05-15-16	7.500	390,000		404,625
05-15-19	8.000	1,105,000		1,203,069
Regal Cinemas Corp.
07-15-19	8.625	500,000		530,000
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	30,000	(e)	32,925
12-01-18	6.875	240,000		243,300
Renaissance Home Equity Loan Trust Series 2005-4 Class A3
02-25-36	5.565	385,809		366,483

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  217

Portfolio of Investments (continued)  RiverSource VP — Global Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

United States (cont.)
Reynolds Group Issuer, Inc./LLC Senior Secured
10-15-16	7.750%	$848,000	(d)	$893,580
04-15-19	7.125	594,000	(d)	604,395
RR Donnelley & Sons Co. Senior Unsecured
01-15-17	6.125	6,700,000		6,848,980
SBA Telecommunications, Inc.
08-15-16	8.000	740,000		801,050
08-15-19	8.250	240,000		262,200
Seneca Gaming Corp.
12-01-18	8.250	372,000	(d)	372,930
Sierra Pacific Power Co.
05-15-16	6.000	11,116,000		12,590,282
Southern California Gas Co. 1st Mortgage
03-15-14	5.500	1,900,000		2,093,504
Southern Natural Gas Co. Senior Unsecured
04-01-17	5.900	11,898,000	(d)	12,758,975
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	559,000	(d)	614,900
Speedway Motorsports, Inc.
06-01-16	8.750	1,125,000		1,215,000
Sprint Nextel Corp. Senior Unsecured
08-15-17	8.375	375,000	(e)	402,188
SPX Corp.
09-01-17	6.875	90,000	(d)	95,625
Tampa Electric Co. Senior Unsecured
05-15-18	6.100	1,805,000		2,031,916
TCM Sub LLC
01-15-15	3.550	2,730,000	(d)	2,798,085
The Cleveland Electric Illuminating Co. 1st Mortgage
11-15-18	8.875	2,450,000		3,115,018
The Cleveland Electric Illuminating Co. Senior Unsecured
12-15-13	5.650	2,900,000		3,171,109
The Detroit Edison Co. Senior Secured
10-01-13	6.400	2,375,000		2,679,568
The Dow Chemical Co. (EUR) Senior Unsecured
05-27-11	4.625	1,505,000		2,027,613
The Dow Chemical Co. Senior Unsecured
11-15-20	4.250	7,540,000		7,222,551
The Goldman Sachs Group, Inc. (EUR) Senior Unsecured
05-02-18	6.375	1,125,000		1,613,083
The Hertz Corp.
10-15-18	7.500	445,000	(d)	463,913
01-15-21	7.375	937,000	(d,e)	955,740
The Manitowoc Co., Inc.
11-01-13	7.125	$1,345,000	(e)	$1,356,769
11-01-20	8.500	260,000		276,250
The Toledo Edison Co. Senior Secured
05-15-37	6.150	5,225,000		5,397,415
Time Warner Cable, Inc.
11-15-40	5.875	3,120,000		3,086,803
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04-15-16	6.400	7,255,000		8,342,967
06-15-18	6.050	1,108,000		1,252,739
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	483,000	(d,e)	499,905
tw telecom holdings, inc.
03-01-18	8.000	746,000		792,625
U.S. Treasury
10-31-11	1.000	2,545,000	(e)	2,559,911
11-30-15	1.375	4,280,000	(e)	4,159,291
07-31-17	2.375	1,790,000		1,766,506
11-15-20	2.625	11,550,000	(e)	10,894,896
08-15-23	6.250	13,500,000	(e)	16,967,812
08-15-40	3.875	7,787,000		7,172,559
United States Cellular Corp. Senior Unsecured
12-15-33	6.700	483,000		469,168
United States Steel Corp. Senior Unsecured
02-01-18	7.000	239,000		242,585
04-01-20	7.375	770,000		781,550
Valeant Pharmaceuticals International
10-01-20	7.000	1,375,000	(d)	1,357,813
Valmont Industries, Inc.
04-20-20	6.625	1,448,000		1,510,841
Verizon New York, Inc. Senior Unsecured
04-01-12	6.875	5,740,000		6,123,151
04-01-32	7.375	4,229,000		4,745,513
Verizon Pennsylvania, Inc. Senior Unsecured
11-15-11	5.650	3,675,000		3,830,843
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A5
07-15-42	5.087	925,000	(f)	944,388
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class A3
03-15-45	5.558	2,500,000	(f)	2,699,527
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class APB
03-15-45	5.576	1,200,000	(f)	1,269,248
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class APB
07-15-45	5.727	850,000	(f)	896,272
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4
11-15-48	5.308	2,702,500	(f)	2,868,235
Wells Fargo & Co. (EUR) Senior Unsecured
11-03-16	4.125	1,150,000		$1,547,200
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1
12-25-35	5.500	$5,470,264	(f)	5,627,155
Windstream Corp.
08-01-16	8.625	349,000		367,323
03-15-19	7.000	90,000		88,650
World Omni Auto Receivables Trust Series 2010-A Class A4
05-15-15	2.210	1,000,000		1,024,505
Wyndham Worldwide Corp. Senior Unsecured
02-01-18	5.750	301,000		306,068
XM Satellite Radio, Inc.
11-01-18	7.625	690,000	(d)	712,425
Yum! Brands, Inc. Senior Unsecured
03-15-18	6.250	1,600,000		1,806,549

Total		532,111,068

Uruguay (0.2%)
Uruguay Government International Bond
11-18-22	8.000	1,485,000		1,837,688
Uruguay Government International Bond Senior Unsecured
03-21-36	7.625	1,500,000		1,781,250

Total		3,618,938

Venezuela (0.3%)
Petroleos de Venezuela SA
04-12-17	5.250	2,890,000		1,654,525
Petroleos de Venezuela SA Senior Unsecured
10-28-16	5.125	600,000		314,985
Venezuela Government International Bond
02-26-16	5.750	1,650,000	(d)	1,163,250
Venezuela Government International Bond Senior Unsecured
05-07-23	9.000	3,484,000	(d)	2,369,120

Total		5,501,880

Total Bonds
(Cost: $1,430,750,403) $1,518,638,087

Senior Loans (—%)(m)
	Coupon	Principal
Borrower	rate	amount		Value(a)

United States (—%)
Goodman Global, Inc. 1st Lien Term Loan
03-08-11	5.750%	$105,000		$105,411

Total Senior Loans
(Cost: $103,950)				$105,411

See accompanying Notes to Portfolio of Investments.

218  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Money Market Fund (4.2%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	$67,602,669	(k)	$67,602,669

Total Money Market Fund
(Cost: $67,602,669) $67,602,669

Investments of Cash Collateral Received
for Securities on Loan (1.1%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(j)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,167	0.400%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$2,884,272	0.170	$2,884,231	$2,884,231
Merrill Lynch Government Securities Income dated 12-31-10, matures 01-03-11, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$5,000,188	0.450	$5,000,000	$5,000,000

Total			17,884,231

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,884,231)			$17,884,231

Total Investments in Securities
(Cost: $1,516,341,253)(o)			$1,604,230,398

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
Euro-Bobl, 5-year	27	4,287,198	March 2011	$—	$(16,335)
Euro-Bund, 10-year	(40)	(6,700,576)	March 2011	44,513	—
Japanese Government Bond, 10-year	25	43,312,592	March 2011	—	(1,232)
U.S. Treasury Long Bond, 20-year	60	7,327,500	March 2011	—	(189,465)
U.S. Treasury Note, 2-year	(3)	(656,719)	April 2011	1,730	—
U.S. Treasury Note, 5-year	(87)	(10,241,531)	April 2011	167,073	—
U.S. Treasury Note, 10-year	(242)	(29,145,875)	March 2011	710,512	—
U.S. Treasury Ultra Bond, 30-year	(69)	(8,769,469)	March 2011	141,131	—

Total				$1,064,959	$(207,032)

Forward Foreign Currency Exchange Contracts Open at Dec. 31, 2010

		Currency to be		Currency to be		Unrealized	Unrealized
Counterparty	Exchange date	delivered		received		appreciation	depreciation
State Street Bank & Trust Company	Jan. 3, 2011	1,597,729		$9,473,733		$29,809	$—
		(USD	)	(NOK	)

UBS Securities	Jan. 4, 2011	131,670,000		1,603,971		—	(18,380)
		(JPY	)	(USD	)

J.P. Morgan Securities, Inc.	Jan. 4, 2011	1,495,314		1,472,708		9,352	—
		(USD	)	(AUD	)

J.P. Morgan Securities, Inc.	Jan. 4, 2011	2,016,298		2,017,199		6,160	—
		(USD	)	(CAD	)

State Street Bank & Trust Company	Jan. 4, 2011	1,592,846		10,872,767		26,812	—
		(USD	)	(SEK	)

UBS Securities	Jan. 7, 2011	9,752,000		7,415,518		—	(175,021)
		(NZD	)	(USD	)

HSBC Securities (USA), Inc.	Jan. 10, 2011	1,456,843		1,487,000		33,801	—
		(USD	)	(CAD	)

HSBC Securities (USA), Inc.	Jan. 11, 2011	13,710,000		13,272,651		—	(721,840)
		(AUD	)	(USD	)

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  219

Portfolio of Investments (continued)  RiverSource VP — Global Bond Fund

Forward Foreign Currency Exchange Contracts Open at Dec. 31, 2010 (continued)

		Currency to be		Currency to be		Unrealized	Unrealized
Counterparty	Exchange date	delivered		received		appreciation	depreciation
State Street Bank & Trust Company	Jan. 11, 2011	28,145,000		$37,118,703		$—	$(506,299)
		(EUR	)	(USD	)

HSBC Securities (USA), Inc.	Jan. 11, 2011	15,257,127		695,725,000		293,431	—
		(USD	)	(INR	)

Barclays Bank PLC	Jan. 14, 2011	3,329,356		2,153,000		27,805	—
		(USD	)	(GBP	)

J.P. Morgan Securities, Inc.	Jan. 18, 2011	55,892,990		4,696,385,000		1,965,520	—
		(USD	)	(JPY	)

Barclays Bank PLC	Jan. 19, 2011	6,643,000		7,876,546		171,453	—
		(GBP	)	(EUR	)

HSBC Securities (USA), Inc.	Jan. 27, 2011	18,035,000		13,694,313		—	(368,944)
		(SGD	)	(USD	)

J.P. Morgan Securities, Inc.	Jan. 27, 2011	9,398,200		116,970,000		65,032	—
		(USD	)	(MXN	)

Total						$2,629,175	$(1,790,484)

Notes to Portfolio of Investments

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	European Monetary Unit
GBP	—	British Pound Sterling
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
I.O.	—	Interest Only
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,544,606. See Note 2 to the financial statements.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $142,473,794 or 8.86% of net assets.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

220  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2010.

(i)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)
Security description	Value(a)
Government National Mortgage Association	$2,941,916

Total market value of collateral securities	$2,941,916

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  221

Portfolio of Investments (continued)  RiverSource VP — Global Bond Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.250%)
Security description	Value(a)
Fannie Mae REMICS	$960,321
Freddie Mac REMICS	4,139,688

Total market value of collateral securities	$5,100,009

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

(k)	Affiliated Money Market Fund – See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(l)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	At Dec. 31, 2010, investments in securities included securities valued at $2,127,503 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $1,534,230,616 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$92,434,683
Unrealized depreciation	(22,434,901)

Net unrealized appreciation	$69,999,782

222  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  223

Portfolio of Investments (continued)  RiverSource VP — Global Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Foreign Government Obligations & Agencies	$—	$861,037,674	$—	$861,037,674
U.S. Government Obligations & Agencies	43,520,975	5,844,753	—	49,365,728
Asset-Backed Securities	—	22,034,138	—	22,034,138
Commercial Mortgage-Backed Securities	—	52,535,638	—	52,535,638
Residential Mortgage-Backed Securities	—	65,352,889	—	65,352,889
Corporate Debt Securities
Life Insurance	—	18,568,365	4,818,630	23,386,995
All Other Industries	—	444,925,025	—	444,925,025

Total Bonds	43,520,975	1,470,298,482	4,818,630	1,518,638,087

Other
Senior Loans	—	105,411	—	105,411
Affiliated Money Market Fund(c)	67,602,669	—	—	67,602,669
Investments of Cash Collateral Received for Securities on Loan	—	17,884,231	—	17,884,231

Total Other	67,602,669	17,989,642		85,592,311

Investments in Securities	111,123,644	1,488,288,124	4,818,630	1,604,230,398
Derivatives(d)
Assets
Futures Contracts	1,064,959	—	—	1,064,959
Forward Foreign Currency Exchange Contracts	—	2,629,175	—	2,629,175
Liabilities
Futures Contracts	(207,032)	—	—	(207,032)
Forward Foreign Currency Exchange Contracts	—	(1,790,484)	—	(1,790,484)

Total	$111,981,571	$1,489,126,815	$4,818,630	$1,605,927,016

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securities	Securities	Total
Balance as of Dec. 31, 2009	$6,606,406	$4,032,667	$10,639,073
Accrued discounts/premiums	—	120,733	120,733
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	665,230	665,230
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(6,606,406)	—	(6,606,406)

Balance as of Dec. 31, 2010	$—	$4,818,630	$4,818,630

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $665,230 which is comprised of Corporate Debt Securities.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

224  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  225

Portfolio of Investments
RiverSource VP — Global Inflation Protected Securities Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (98.6%)(c)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Australia (2.8%)
Australia Government Index-Linked Bond (AUD) Senior Unsecured
08-20-15	4.000%	11,915,760	(g)	$20,427,663
08-20-20	4.000	16,084,927	(g)	26,756,911
09-20-25	3.000	7,992,400	(g)	8,719,677
New South Wales Treasury Corp. (AUD) Local Government Guaranteed
11-20-25	2.750	12,457,750	(g)	12,771,376
Woodside Finance Ltd.
11-10-14	4.500	$1,400,000	(d)	1,469,180

Total		70,144,807

Brazil (0.3%)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	1,150,000		6,993,196

Canada (3.2%)
Bank of Nova Scotia
10-29-15	1.650	6,670,000	(d)	6,409,891
Canadian Government Bond (CAD)
12-01-26	4.250	33,493,943	(g)	49,463,094
12-01-31	4.000	8,991,710	(g)	13,951,697
12-01-44	1.500	4,061,720	(g)	4,491,528
The Toronto-Dominion Bank
07-29-15	2.200	6,000,000	(b,d)	5,921,916

Total		80,238,126

France (10.1%)
BNP Paribas Home Loan Covered Bonds SA
11-02-15	2.200	5,935,000	(b,d)	5,684,069
Cie de Financement Foncier
09-16-15	2.500	5,600,000	(d)	5,469,237
France Government Bond OAT (EUR)
07-25-12	3.000	11,607,904	(g)	16,534,923
07-25-15	1.600	44,366,795	(g)	62,530,800
07-25-20	2.250	63,444,938	(g)	92,244,159
07-25-22	1.100	7,132,860	(g)	9,066,869
07-25-23	2.100	10,465,700	(g)	15,172,946
07-25-29	3.400	5,965,450	(g)	10,384,877
07-25-32	3.150	7,548,970	(g)	12,808,761
07-25-40	1.800	19,364,580	(g)	26,992,230

Total		256,888,871

Germany (1.4%)
Deutsche Bundesrepublik Inflation-Linked Bond (EUR)
04-15-16	1.500	14,465,423	(g)	20,533,826
04-15-20	1.750	10,290,800	(g)	14,620,741

Total		35,154,567

Greece (0.9%)
Hellenic Republic Government Inflation-Linked Bond (EUR)
07-25-30	2.300	13,985,530	(g)	8,375,041
Hellenic Republic Government Inflation-Linked Bond (EUR) Senior Unsecured
07-25-25	2.900	25,550,360	(g)	15,576,508

Total		23,951,549

Italy (7.5%)
Italy Buoni Poliennali Del Tesoro (EUR)
09-15-12	1.850	8,407,930	(g)	11,438,171
09-15-17	2.100	62,228,610	(g)	81,111,693
09-15-41	2.550	8,164,720	(g)	9,533,601
Italy Buoni Poliennali Del Tesoro (EUR) Senior Unsecured
09-15-14	2.150	27,743,122	(g)	37,415,419
09-15-23	2.600	25,202,340	(g)	31,907,872
09-15-35	2.350	17,012,541	(g)	20,180,921

Total		191,587,677

Mexico (1.2%)
Mexican Bonos (MXN)
12-17-15	8.000	358,230,000		31,052,860

Sweden (1.9%)
Sweden Government Inflation-Linked Bond (SEK)
12-01-20	4.000	80,400,000	(h)	18,853,818
12-01-28	3.500	118,930,000	(h)	28,161,749

Total		47,015,567

United Kingdom (21.7%)
United Kingdom Gilt (GBP)
03-07-20	4.750	11,000,000		18,965,310
09-07-39	4.250	5,000,000		7,872,131
United Kingdom Gilt Inflation-Linked (GBP)
08-16-13	2.500	8,250,000	(h)	35,895,687
07-26-16	2.500	20,710,000	(h)	101,309,470
04-16-20	2.500	18,590,000	(h)	92,731,260
07-17-24	2.500	6,900,000	(h)	30,484,837
11-22-27	1.250	26,991,576	(g)	46,147,241
07-22-30	4.125	13,450,000	(h)	57,241,813
11-22-37	1.125	40,246,220	(g)	71,224,577
03-22-40	0.625	20,855,400	(g)	32,816,524
11-22-47	0.750	14,670,720	(g)	24,758,781
11-22-55	1.250	15,976,328	(g)	32,916,854

Total		552,364,485

United States (47.6%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	$1,900,000	(d)	2,093,331
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4
02-13-42	4.933	13,700,000	(f)	14,620,848
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2
05-25-36	0.361	3,456,778	(e)	3,349,729
CenterPoint Energy Houston Electric LLC
01-15-14	5.750	2,800,000		3,091,242
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB6 Class A22
07-25-36	0.351	1,185,337	(e)	1,181,908
Government National Mortgage Association CMO Series 2010-40 Class A
11-16-28	2.287	6,338,783	(f)	6,448,730
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2
03-10-39	5.381	1,084,583	(b,f)	1,114,224
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03-10-39	5.444	10,410,000	(b,f)	10,967,751
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A
07-10-39	4.751	1,500,000	(f)	1,581,826
GSR Mortgage Loan Trust CMO Series 2004-6F Class 2A4
05-25-34	5.500	2,857,132	(f,k)	2,932,980
Jefferies & Co., Inc. CMO Series 2010-R1 Class 2A1
11-26-36	0.419	1,504,263	(d,e)	1,440,331
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB
11-12-16	5.688	4,500,000	(f)	4,783,555
JP Morgan Mortgage Trust CMO Series 2007-A1 Class 1A1
07-25-35	3.011	10,650,401	(e,f)	10,158,299
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3
09-15-45	5.866	9,850,000	(f)	10,404,863
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3A
11-26-36	3.250	5,858,330	(d,f)	5,744,918
Nevada Power Co.
01-15-15	5.875	2,450,000		2,731,985
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1
02-25-34	6.885	4,517,640	(e,f)	4,892,894
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6
05-25-36	0.311	1,150,302	(e)	1,130,512

See accompanying Notes to Portfolio of Investments.

226  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

United States (cont.)
TCM Sub LLC
01-15-15	3.550%	$2,100,000	(d)	$2,152,373
U.S. Treasury
11-15-20	2.625	15,000,000	(b)	14,149,215
U.S. Treasury Inflation-Indexed Bond
07-15-12	3.000	33,198,113	(b,g)	35,264,087
04-15-13	0.625	46,044,595	(b,g)	47,438,541
07-15-13	1.875	7,144,620	(b,g)	7,618,828
01-15-14	2.000	80,486,160	(b,g)	86,413,110
04-15-14	1.250	34,031,929	(g)	35,790,757
07-15-14	2.000	48,730,080	(b,g)	52,672,615
04-15-15	0.500	28,257,040	(b,g)	28,885,152
07-15-15	1.875	67,462,800	(b,g)	73,083,769
01-15-16	2.000	19,834,200	(b,g)	21,598,363
07-15-16	2.500	51,710,385	(b,g)	58,039,520
01-15-17	2.375	45,591,960	(g)	50,808,414
07-15-17	2.625	27,963,595	(b,g)	31,825,092
01-15-18	1.625	28,395,168	(g)	30,386,209
07-15-18	1.375	32,454,400	(b,g)	34,202,704
01-15-19	2.125	27,931,109	(g)	30,908,717
07-15-19	1.875	3,072,840	(b,g)	3,341,125
07-15-20	1.250	57,035,956	(b,g)	58,401,787
01-15-25	2.375	108,598,464	(b,g)	120,854,883
01-15-26	2.000	32,726,430	(b,g)	34,750,087
01-15-27	2.375	59,755,399	(b,g)	66,410,297
01-15-28	1.750	39,669,720	(b,g)	40,384,093
04-15-28	3.625	10,817,440	(g)	13,964,409
01-15-29	2.500	31,068,520	(b,g)	35,254,461
04-15-29	3.875	47,853,049	(b,g)	64,181,582
02-15-40	2.125	38,288,782	(b,g)	40,527,904
UnitedHealth Group, Inc. Senior Unsecured
08-15-14	5.000	2,200,000		2,390,320

Total		1,210,368,340

Total Bonds
(Cost: $2,486,734,503)		$2,505,760,045

Money Market Fund (0.5%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	12,386,908	(i)	$12,386,908

Total Money Market Fund
(Cost: $12,386,908)			$12,386,908

Investments of Cash Collateral Received
for Securities on Loan (25.9%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (1.1%)
Grampian Funding LLC
01-31-11	0.300%	$14,996,125	$14,996,125
Royal Park Investments Funding Corp.
03-21-11	0.451	3,995,300	3,995,300
Starbird Funding Corp.
01-03-11	0.150	9,999,875	9,999,875

Total		28,991,300

Certificates of Deposit (16.0%)
Banque et Caisse d’Epargne de l’Etat
02-16-11	0.305	4,996,106	4,996,106
02-22-11	0.300	14,988,509	14,988,509
Barclays Bank PLC
02-23-11	0.380	10,000,000	10,000,000
BRED Banque Populaire
02-01-11	0.540	4,990,792	4,990,792
Canadian Imperial Bank
04-07-11	0.300	10,000,000	10,000,000
Clydesdale Bank PLC
01-21-11	0.370	5,000,000	5,000,000
01-24-11	0.370	7,492,992	7,492,992
Commerzbank AG
01-03-11	0.150	25,000,000	25,000,000
Credit Agricole
04-21-11	0.400	20,000,493	20,000,493
Credit Industrial et Commercial
01-04-11	0.470	5,000,000	5,000,000
02-22-11	0.395	9,000,000	9,000,000
03-07-11	0.400	10,000,000	10,000,000
Credit Suisse
04-15-11	0.300	10,000,000	10,000,000
Deutsche Bank AG
01-10-11	0.472	9,999,959	9,999,959
Development Bank of Singapore Ltd.
02-17-11	0.300	10,000,000	10,000,000
DZ Bank AG
01-18-11	0.330	5,000,000	5,000,000
01-18-11	0.345	7,495,546	7,495,546
KBC Bank NV
01-24-11	0.450	15,000,000	15,000,000
La Banque Postale
02-17-11	0.365	18,999,993	18,999,993
Landesbank Hessen Thuringen
01-03-11	0.300	3,000,013	3,000,013
N.V. Bank Nederlandse Gemeenten
02-04-11	0.330	10,000,000	10,000,000
National Australia Bank Ltd.
03-17-11	0.311	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	12,000,000	12,000,000
Natixis
03-07-11	0.440	15,000,000	15,000,000
Norinchukin Bank
01-06-11	0.330	12,000,000	12,000,000
01-25-11	0.330	5,000,000	5,000,000
02-14-11	0.330	5,000,000	5,000,000
Nykredit Bank
01-20-11	0.520	5,000,000	5,000,000
01-24-11	0.550	12,000,000	12,000,000
Pohjola Bank PLC
03-16-11	0.660	5,000,000	5,000,000
Rabobank Group
04-27-11	0.311	12,000,000	12,000,000
Societe Generale
02-01-11	0.315	10,000,000	10,000,000
02-17-11	0.310	9,992,085	9,992,085
Sumitomo Mitsui Banking Corp.
01-12-11	0.300	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
02-04-11	0.400	10,000,000	10,000,000
02-18-11	0.345	5,000,064	5,000,064
02-18-11	0.350	5,000,000	5,000,000
04-21-11	0.510	7,000,000	7,000,000
Union Bank of Switzerland
04-18-11	0.341	10,000,000	10,000,000
United Overseas Bank Ltd.
01-18-11	0.330	10,000,000	10,000,000
Westpac Banking Corp.
05-09-11	0.290	20,000,000	20,000,000

Total		405,956,552

Commercial Paper (0.7%)
General Electric Capital Corp.
01-03-11	0.150	9,999,875	9,999,875
Macquarie Bank Ltd.
01-04-11	0.370	7,994,984	7,994,984

Total		17,994,859

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
01-14-11	0.350	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (7.9%)(j)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$15,003,875	0.300%	$15,000,000	$15,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$140,004,667	0.400	140,000,000	140,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$20,000,267	0.160	20,000,000	20,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$3,502,931	0.280	3,502,849	3,502,849

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  227

Portfolio of Investments (continued)  RiverSource VP — Global Inflation Protected Securities Fund

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (cont.)
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,104	0.250%	$5,000,000	$5,000,000
Morgan Stanley dated 01-21-10, matures 01-14-11, repurchase price
$15,002,042	0.350	15,000,000	15,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$3,000,113	0.450	3,000,000	3,000,000

Total 201,502,849

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $659,445,560) $659,445,560

Total Investments in Securities
(Cost: $3,158,566,971)(l)			$3,177,592,513

Investments in Derivatives

At Dec. 31, 2010, $2,787,331 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	(depreciation)
Euro-Bund, 10-year	100	$16,751,442	March 2011	$—	$(26,795)
United Kingdom Long GILT, 10-year	155	28,879,736	March 2011	243,085	—
U.S. Treasury Note, 2-year	(507)	(110,985,469)	April 2011	274,167	—
U.S. Treasury Note, 5-year	103	12,125,031	April 2011	46,767	—
U.S. Treasury Note, 10-year	1,254	151,028,625	March 2011	—	(2,285,249)

Total				$564,019	$(2,312,044)

Forward Foreign Currency Exchange Contracts Open at Dec. 31, 2010

		Currency to	Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered	be received		appreciation	depreciation
State Street Bank & Trust Company	Jan. 11, 2011	303,730,000	400,363,218		$—	$(5,671,310)
		(EUR)	(USD	)

UBS Securities	Jan. 14, 2011	318,000,000	46,241,577		—	(1,101,269)
		(SEK)	(USD	)

Goldman, Sachs & Co.	Jan. 18, 2011	69,992,000	92,605,882		—	(963,225)
		(EUR)	(USD	)

Goldman, Sachs & Co.	Jan. 18, 2011	139,990,000	222,318,119		4,032,843	—
		(GBP)	(USD	)

Goldman, Sachs & Co.	Jan. 18, 2011	28,226,000	43,764,539		—	(248,035)
		(GBP)	(USD	)

HSBC Securities (USA), Inc.	Jan. 18, 2011	181,230,000	287,793,240		5,202,765	—
		(GBP)	(USD	)

Barclays Bank PLC	Jan. 25, 2011	68,202,000	67,853,607		—	(489,016)
		(CAD)	(USD	)

Total					$9,235,608	$(8,472,855)

Notes to Portfolio of Investments

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar

228  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

EUR	—	European Monetary Unit
GBP	—	British Pound Sterling
MXN	—	Mexican Peso
SEK	—	Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $36,385,246 or 1.43% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(i)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219
BPCE	332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,599

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  229

Portfolio of Investments (continued)  RiverSource VP — Global Inflation Protected Securities Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
UBS Ag Stamford	$1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$4,484,347
Fannie Mae Pool	12,247,025
Fannie Mae Principal Strip	146,460
Fannie Mae REMICS	8,209,551
Federal Farm Credit Bank	7,635,177
Federal Home Loan Banks	13,679,041
Federal Home Loan Mortgage Corp	1,026,284
Federal National Mortgage Association	11,860,690
FHLMC Structured Pass Through Securities	4,855,166
Freddie Mac Non Gold Pool	11,756,062
Freddie Mac Reference REMIC	79,120
Freddie Mac REMICS	7,215,498
Freddie Mac Strips	2,127,781
Ginnie Mae I Pool	1,375,298
Ginnie Mae II Pool	7,623,575
Government National Mortgage Association	3,067,262
United States Treasury Inflation Indexed Bonds	421,600
United States Treasury Note/Bond	33,502,692
United States Treasury Strip Coupon	10,013,808
United States Treasury Strip Principal	1,473,563

Total market value of collateral securities	$142,800,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$99,358
Fannie Mae REMICS	6,719,966
Fannie Mae Whole Loan	170,951
Fannie Mae-Aces	13,053
Freddie Mac Reference REMIC	465,645
Freddie Mac REMICS	10,266,520
Government National Mortgage Association	2,664,507

Total market value of collateral securities	$20,400,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$1,864,965
Ginnie Mae I Pool	1,707,941

Total market value of collateral securities	$3,572,906

230  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value(a)
Federal Home Loan Banks	$462,827
Federal Home Loan Mortgage Corp	269,472
Federal National Mortgage Association	299,919
Government National Mortgage Association	4,067,797

Total market value of collateral securities	$5,100,015

Morgan Stanley (0.350%)
Security description	Value(a)
Argento Variable Fund	$922,676
Federal Home Loan Banks	7,650,054
Ginnie Mae I Pool	5,913,649
Landesbank	864,744

Total market value of collateral securities	$15,351,123

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$1,557,918
Fannie Mae REMICS	351,276
Freddie Mac Gold Pool	133,255
Freddie Mac REMICS	463,642
Ginnie Mae I Pool	118,675
Government National Mortgage Association	435,234

Total market value of collateral securities	$3,060,000

(k)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(l)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $3,419,595,917 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$—
Unrealized depreciation	(242,003,404)

Net unrealized depreciation	$(242,003,404)

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  231

Portfolio of Investments (continued)  RiverSource VP — Global Inflation Protected Securities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:’

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

232  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Foreign Government Obligations & Agencies	$—	$1,270,437,412	$—	$1,270,437,412
U.S. Government Obligations & Agencies	14,149,215	1,103,006,506	—	1,117,155,721
Asset-Backed Securities	—	5,662,149	1,440,331	7,102,480
Commercial Mortgage-Backed Securities	—	43,473,067	—	43,473,067
Residential Mortgage-Backed Securities	—	30,177,821	—	30,177,821
Corporate Debt Securities	—	37,413,544	—	37,413,544

Total Bonds	14,149,215	2,490,170,499	1,440,331	2,505,760,045

Other
Affiliated Money Market Fund(c)	12,386,908	—	—	12,386,908
Investments of Cash Collateral Received for Securities on Loan	—	659,445,560	—	659,445,560

Total Other	12,386,908	659,445,560	—	671,832,468

Investments in Securities	26,536,123	3,149,616,059	1,440,331	3,177,592,513
Derivatives(d)
Assets
Futures Contracts	564,019	—	—	564,019
Forward Foreign Currency Exchange Contracts	—	9,235,608	—	9,235,608
Liabilities
Futures Contracts	(2,312,044)	—	—	(2,312,044)
Forward Foreign Currency Exchange Contracts	—	(8,472,855)	—	(8,472,855)

Total	$24,788,098	$3,150,378,812	$1,440,331	$3,176,607,241

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities
Balance as of Dec. 31, 2009	$—
Accrued discounts/premiums	7,188
Realized gain (loss)	29,116
Change in unrealized appreciation (depreciation)*	15,776
Sales	(617,087)
Purchases	2,005,338
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Dec. 31, 2010	$1,440,331

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $15,776.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  233

Portfolio of Investments (continued)  RiverSource VP — Global Inflation Protected Securities Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

234  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments

RiverSource VP — High Yield Bond Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (93.7%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Aerospace & Defense (1.2%)
CPI International, Inc. Senior Unsecured
02-01-15	6.428%	$953,000	(i)	$953,000
Esterline Technologies Corp.
08-01-20	7.000	175,000	(d)	181,125
Kratos Defense & Security Solutions, Inc. Senior Secured
06-01-17	10.000	2,295,000		2,541,713
Oshkosh Corp.
03-01-17	8.250	1,030,000		1,120,125
03-01-20	8.500	918,000		1,007,505
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	2,109,000	(d)	2,182,815

Total				7,986,283

Automotive (0.7%)
Accuride Corp. Senior Secured
08-01-18	9.500	645,000	(d)	696,600
Lear Corp.
03-15-18	7.875	2,040,000		2,177,700
03-15-20	8.125	1,671,000	(g)	1,821,390

Total				4,695,690

Brokerage (0.8%)
E*Trade Financial Corp. Senior Unsecured
09-15-13	7.375	670,000		666,650
12-01-15	7.875	1,800,000		1,786,500
E*Trade Financial Corp. Senior Unsecured Pay-in-kind
11-30-17	12.500	2,330,000	(l)	2,737,750

Total				5,190,900

Building Materials (1.8%)
Associated Materials LLC Senior Secured
11-01-17	9.125	1,140,000	(d)	1,197,000
Gibraltar Industries, Inc.
12-01-15	8.000	5,128,000		5,172,870
Interface, Inc. Senior Notes
12-01-18	7.625	560,000	(d)	576,800
Norcraft Companies LP/Finance Corp. Senior Secured
12-15-15	10.500	2,097,000		2,228,063
Norcraft Holdings LP/Capital Corp. Senior Discount Notes
09-01-12	9.750	1,717,000		1,727,731
Nortek, Inc. Senior Secured
12-01-13	11.000	1,250,000		1,331,250

Total				12,233,714

Chemicals (5.1%)
Ashland, Inc.
06-01-17	9.125	1,700,000		1,959,250
Celanese U.S. Holdings LLC
10-15-18	6.625	208,000	(d)	214,760
CF Industries, Inc.
05-01-18	6.875	2,465,000		2,637,550
05-01-20	7.125	2,465,000		2,699,175
Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11-15-20	9.000	1,005,000	(d)	1,062,788
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02-01-18	8.875	7,284,000		7,784,775
Ineos Finance PLC Senior Secured
05-15-15	9.000	2,094,000	(c,d)	2,240,580
LyondellBasell Industries Senior Secured
11-01-17	8.000	4,482,000	(d)	4,975,020
MacDermid, Inc. Senior Subordinated Notes
04-15-17	9.500	1,594,000	(d)	1,673,700
Momentive Performance Materials, Inc. Secured
01-15-21	9.000	1,680,000	(d)	1,772,400
Nalco Co. Senior Notes
01-15-19	6.625	1,670,000	(d)	1,707,575
Nova Chemicals Corp. Senior Unsecured
11-01-19	8.625	1,780,000	(c)	1,944,650
Polypore International, Inc. Senior Notes
11-15-17	7.500	1,920,000	(d)	1,958,400
Reichhold Industries, Inc. Senior Notes
08-15-14	9.000	2,320,000	(d)	2,047,400

Total				34,678,023

Construction Machinery (3.4%)
Case New Holland, Inc. Senior Notes
12-01-17	7.875	4,081,000	(d)	4,489,099
Terex Corp. Senior Unsecured
06-01-16	10.875	3,270,000		3,760,500
The Manitowoc Co., Inc.
02-15-18	9.500	3,938,000	(g)	4,312,110
11-01-20	8.500	870,000		924,375
United Rentals North America, Inc.
06-15-16	10.875	1,599,000		1,826,858
09-15-20	8.375	3,970,000		4,039,475
United Rentals North America, Inc. Senior Unsecured
12-15-19	9.250	3,559,000		3,959,388

Total				23,311,805

Consumer Cyclical Services (1.5%)
Brickman Group Holdings, Inc. Senior Notes
11-01-18	9.125	769,000	(d)	778,613
Garda World Security Corp. Senior Unsecured
03-15-17	9.750	1,935,000	(c,d)	2,080,125
The Geo Group, Inc.
10-15-17	7.750	1,605,000		1,685,250
West Corp.
10-15-16	11.000	3,169,000		3,438,364
West Corp. Senior Notes
01-15-19	7.875	2,335,000	(d,g)	2,372,944

Total				10,355,296

Consumer Products (2.3%)
Central Garden and Pet Co.
03-01-18	8.250	3,286,000		3,359,935
Jarden Corp.
05-01-16	8.000	1,300,000		1,415,375
05-01-17	7.500	1,845,000		1,944,169
Libbey Glass, Inc. Senior Secured
02-15-15	10.000	1,745,000	(d)	1,875,875
NBTY, Inc.
10-01-18	9.000	255,000	(d)	272,213
Sealy Mattress Co. Senior Secured
04-15-16	10.875	963,000	(d)	1,078,560
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	3,531,000	(d)	3,884,099
Visant Corp. Senior Notes
10-01-17	10.000	1,738,000	(d)	1,842,280

Total				15,672,506

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  235

Portfolio of Investments (continued)

RiverSource VP — High Yield Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Diversified Manufacturing (1.3%)
Amsted Industries, Inc. Senior Notes
03-15-18	8.125%	$2,451,000	(d)	$2,601,123
CPM Holdings, Inc. Senior Secured
09-01-14	10.625	2,154,000	(d)	2,304,780
Pinafore LLC/Inc. Senior Secured
10-01-18	9.000	430,000	(d)	466,550
SPX Corp.
09-01-17	6.875	1,649,000	(d)	1,752,063
WireCo WorldGroup, Inc. Senior Unsecured
05-15-17	9.500	1,370,000	(d)	1,452,200

Total				8,576,716

Electric (2.5%)
Calpine Corp. Senior Secured
02-15-21	7.500	1,725,000	(d)	1,699,125
Edison Mission Energy Senior Unsecured
05-15-17	7.000	1,755,000		1,390,838
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12-01-20	10.000	2,177,000		2,245,081
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	2,714,960		2,742,109
NRG Energy, Inc.
01-15-17	7.375	8,681,000		8,941,430

Total				17,018,583

Entertainment (1.7%)
AMC Entertainment Holding, Inc. Senior Subordinated Notes
12-01-20	9.750	2,125,000	(d,g)	2,210,000
AMC Entertainment, Inc.
06-01-19	8.750	1,293,000		1,380,278
Regal Cinemas Corp.
07-15-19	8.625	3,235,000		3,429,099
Speedway Motorsports, Inc.
06-01-16	8.750	2,920,000		3,153,600
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates Series AU4
07-01-15	9.300	1,304,008	(j,k)	1,303,096
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates Series AV2
07-01-15	9.300	425,296	(j,k)	424,998

Total				11,901,071

Food and Beverage (1.6%)
B&G Foods, Inc.
01-15-18	7.625	1,246,000		1,308,300
Cott Beverages, Inc.
11-15-17	8.375	205,000		221,400
09-01-18	8.125	898,000		967,595
Darling International, Inc.
12-15-18	8.500	410,000	(d)	427,425
Michael Foods, Inc. Senior Notes
07-15-18	9.750	1,785,000	(d)	1,936,725
Pinnacle Foods Finance LLC/Corp.
04-01-17	10.625	1,567,000		1,676,690
U.S. Foodservice Senior Notes
06-30-15	10.250	2,179,000	(d)	2,200,790
U.S. Foodservice Senior Notes Pay-in-kind
06-30-15	10.250	2,407,000	(d,l)	2,467,175

Total				11,206,100

Gaming (7.3%)
Boyd Gaming Corp. Senior Notes
12-01-18	9.125	4,574,000	(d,g)	4,551,130
Boyd Gaming Corp. Senior Subordinated Notes
02-01-16	7.125	1,636,000		1,468,310
Caesars Entertainment Operating Co., Inc. Senior Secured
12-15-18	10.000	1,170,000	(g)	1,067,625
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp. 1st Mortgage
03-01-12	10.125	896,000		861,280
FireKeepers Development Authority Senior Secured
05-01-15	13.875	5,222,000	(d)	6,161,959
MGM Resorts International
02-27-14	5.875	623,000		574,718
06-01-16	7.500	1,792,000	(g)	1,675,520
MGM Resorts International Senior Secured
11-15-17	11.125	655,000		753,250
MGM Resorts International Senior Unsecured
03-01-18	11.375	3,291,000	(g)	3,570,735
Pinnacle Entertainment, Inc.
06-15-15	7.500	1,133,000		1,135,833
05-15-20	8.750	3,823,000		3,956,805
Pokagon Gaming Authority Senior Notes
06-15-14	10.375	5,054,000	(d)	5,268,794
San Pasqual Casino
09-15-13	8.000	630,000	(d)	630,788
Seminole Indian Tribe of Florida
10-01-20	7.804	905,000	(d)	881,923
Seminole Indian Tribe of Florida Senior Secured
10-01-20	6.535	3,265,000	(d)	3,204,598
Seneca Gaming Corp.
12-01-18	8.250	1,634,000	(d)	1,638,085
Shingle Springs Tribal Gaming Authority Senior Notes
06-15-15	9.375	9,900,000	(d)	6,830,999
Tunica-Biloxi Gaming Authority Senior Unsecured
11-15-15	9.000	5,483,000	(d)	5,181,435

Total				49,413,787

Gas Distributors (0.5%)
Energy Transfer Equity LP
10-15-20	7.500	3,170,000		3,296,800

Gas Pipelines (1.3%)
El Paso Corp. Senior Unsecured
06-01-18	7.250	130,000		137,800
09-15-20	6.500	2,380,000	(d)	2,391,900
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	1,360,000		1,492,600
12-01-18	6.875	1,015,000		1,028,956
Southern Star Central Corp. Senior Notes
03-01-16	6.750	3,629,000		3,665,290

Total				8,716,546

Health Care (5.6%)
American Renal Holdings Senior Secured
05-15-18	8.375	971,000	(d)	995,275
AMGH Merger Sub, Inc.
11-01-18	9.250	1,666,000	(d)	1,749,300
Apria Healthcare Group, Inc. Senior Secured
11-01-14	11.250	1,450,000		1,584,125
Biomet, Inc. Pay-in-kind
10-15-17	10.375	1,665,000	(l)	1,819,013
ConvaTec Healthcare E SA Senior Unsecured
12-15-18	10.500	1,620,000	(c,d,g)	1,642,275
Hanger Orthopedic Group, Inc.
11-15-18	7.125	1,489,000		1,485,278
HCA Holdings, Inc. Senior Unsecured
05-15-21	7.750	1,055,000	(d,g)	1,055,000
HCA, Inc. Secured
11-15-16	9.250	4,700,000		5,014,312
HCA, Inc. Senior Secured
02-15-17	9.875	735,000		808,500
04-15-19	8.500	1,655,000		1,812,225
09-15-20	7.250	2,933,000		3,064,985
Healthsouth Corp.
02-15-20	8.125	3,435,000		3,692,624
IASIS Healthcare LLC/Capital Corp.
06-15-14	8.750	1,595,000		1,636,869

See accompanying Notes to Portfolio of Investments.

236  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — High Yield Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Health Care (cont.)
inVentiv Health, Inc.
08-15-18	10.000%	$3,098,000	(d)	$3,136,725
Multiplan, Inc.
09-01-18	9.875	1,929,000	(d)	2,049,563
Radiation Therapy Services, Inc.
04-15-17	9.875	1,224,000	(d)	1,224,000
Select Medical Holdings Corp. Senior Unsecured
09-15-15	6.237	2,905,000	(i)	2,687,125
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	2,565,000		2,629,125

Total				38,086,319

Home Construction (1.8%)
Beazer Homes USA, Inc.
06-15-18	9.125	2,834,000		2,798,575
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625	2,994,000		3,068,850
KB Home
06-15-15	6.250	485,000		480,150
William Lyon Homes, Inc.
02-15-14	7.500	7,960,000		5,970,000

Total				12,317,575

Independent Energy (8.2%)
Anadarko Petroleum Corp. Senior Unsecured
09-15-17	6.375	1,899,000		2,063,785
Berry Petroleum Co. Senior Subordinated Notes
11-01-16	8.250	285,000		297,113
Berry Petroleum Co. Senior Unsecured
11-01-20	6.750	635,000		638,175
Brigham Exploration Co.
10-01-18	8.750	1,520,000	(d)	1,634,000
Carrizo Oil & Gas, Inc.
10-15-18	8.625	3,426,000	(d)	3,537,345
Chaparral Energy, Inc.
12-01-15	8.500	670,000		681,725
Chesapeake Energy Corp.
08-15-20	6.625	4,955,000		4,855,899
Comstock Resources, Inc.
10-15-17	8.375	1,831,000		1,837,866
Concho Resources, Inc.
10-01-17	8.625	1,789,000		1,950,010
Concho Resources, Inc. Senior Notes
01-15-21	7.000	1,582,000		1,621,550
Continental Resources, Inc.
10-01-20	7.375	610,000		646,600
04-01-21	7.125	1,511,000	(d)	1,586,550
Denbury Resources, Inc.
03-01-16	9.750	1,850,000		2,062,750
02-15-20	8.250	1,254,000		1,360,590
EXCO Resources, Inc.
09-15-18	7.500	3,435,000		3,357,713
Hilcorp Energy I LP/Finance Co. Senior Unsecured
11-01-15	7.750	4,520,000	(d)	4,666,900
Petrohawk Energy Corp.
08-01-14	10.500	2,915,000		3,323,100
06-01-15	7.875	725,000		754,906
08-15-18	7.250	1,550,000		1,565,500
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	2,280,000		2,394,000
Quicksilver Resources, Inc.
08-01-15	8.250	2,356,000		2,444,350
08-15-19	9.125	2,326,000		2,552,785
Range Resources Corp.
05-01-18	7.250	1,275,000		1,345,125
05-15-19	8.000	3,515,000		3,826,956
08-01-20	6.750	1,935,000		1,995,469
Southwestern Energy Co. Senior Notes
02-01-18	7.500	3,190,000		3,596,725

Total				56,597,487

Life Insurance (0.9%)
ING Groep NV
12-29-49	5.775	7,076,000	(c,i)	6,085,360

Lodging (0.1%)
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12-01-19	7.150	475,000		520,125

Media Cable (3.8%)
Bresnan Broadband Holdings LLC
12-15-18	8.000	85,000	(d,g)	87,550
Cablevision Systems Corp. Senior Unsecured
09-15-17	8.625	3,481,000		3,789,938
CCH II LLC/Capital Corp.
11-30-16	13.500	3,680,000		4,388,399
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	1,331,000		1,377,585
04-30-20	8.125	2,078,000		2,197,485
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured
11-15-17	8.625	1,596,000	(d)	1,667,820
CSC Holdings LLC Senior Unsecured
04-15-14	8.500	1,410,000		1,549,238
02-15-19	8.625	685,000		774,050
DISH DBS Corp.
02-01-16	7.125	3,501,000		3,614,782
Insight Communications Co., Inc. Senior Notes
07-15-18	9.375	1,435,000	(d)	1,535,450
Quebecor Media, Inc. Senior Unsecured
03-15-16	7.750	2,730,000	(c)	2,818,726
Virgin Media Secured Finance PLC Senior Secured
01-15-18	6.500	1,925,000	(c)	2,026,063

Total				25,827,086

Media Non-Cable (7.2%)
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	4,378,000		4,786,867
Entravision Communications Corp. Senior Secured
08-01-17	8.750	3,541,000	(d)	3,726,903
Gray Television, Inc. Senior Secured
06-29-15	10.500	2,817,000	(g)	2,838,128
Intelsat Jackson Holdings SA
06-15-16	11.250	1,809,000	(c)	1,949,198
Intelsat Jackson Holdings SA Senior Unsecured
10-15-20	7.250	2,496,000	(c,d)	2,520,960
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	2,211,000	(c,d)	2,271,803
Nielsen Finance LLC/Co.
05-01-16	11.500	1,480,000		1,709,400
10-15-18	7.750	5,459,000	(d)	5,650,064
Nielsen Finance LLC/Co. (Zero coupon through 08-01-11, thereafter 12.500%)
08-01-16	10.340	370,000	(f,g)	388,500
Salem Communications Corp. Senior Secured
12-15-16	9.625	2,254,000		2,389,240
Sinclair Television Group, Inc. Secured
11-01-17	9.250	3,961,000	(d)	4,307,587
Sirius XM Radio, Inc.
04-01-15	8.750	3,155,000	(d,g)	3,407,400
The Interpublic Group of Companies, Inc. Senior Unsecured
07-15-17	10.000	3,500,000		4,094,999
Umbrella Acquisition, Inc. Pay-in-kind
03-15-15	9.750	360,153	(d,l)	388,965
Univision Communications, Inc.
05-15-21	8.500	3,440,000	(d,g)	3,500,200
Univision Communications, Inc. Senior Secured
11-01-20	7.875	2,400,000	(d,g)	2,520,000
XM Satellite Radio, Inc.
11-01-18	7.625	3,056,000	(d)	3,155,320

Total				49,605,534

Metals (5.0%)
Arch Coal, Inc.
08-01-16	8.750	2,185,000		2,381,650
10-01-20	7.250	220,000		231,275

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  237

Portfolio of Investments (continued)

RiverSource VP — High Yield Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Metals (cont.)
Consol Energy, Inc.
04-01-17	8.000%	$2,445,000	(d)	$2,610,038
04-01-20	8.250	1,699,000	(d)	1,834,920
FMG Resources August 2006 Pty Ltd. Senior Notes
11-01-15	7.000	3,495,000	(c,d)	3,596,474
02-01-16	6.375	1,630,000	(c,d,g)	1,630,000
Noranda Aluminum Acquisition Corp. Pay-in-kind
05-15-15	5.193	11,828,290	(i,l)	10,689,816
Novelis, Inc.
12-15-17	8.375	2,380,000	(c,d)	2,463,300
12-15-20	8.750	2,380,000	(c,d)	2,469,250
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	2,035,000	(d)	2,131,663
United States Steel Corp. Senior Unsecured
02-01-18	7.000	2,862,000		2,904,930
04-01-20	7.375	736,000		747,040

Total				33,690,356

Non-Captive Diversified (5.6%)
Ally Financial, Inc.
12-01-14	6.750	1,605,000		1,689,263
03-15-20	8.000	10,039,000		10,967,607
09-15-20	7.500	880,000	(d)	932,800
CIT Group, Inc. Senior Secured
05-01-16	7.000	1,100,000		1,104,125
05-01-17	7.000	12,325,000		12,355,812
Ford Motor Credit Co. LLC Senior Unsecured
04-15-15	7.000	3,935,000		4,228,598
International Lease Finance Corp. Senior Unsecured
03-15-17	8.750	2,099,000	(d)	2,251,178
09-01-17	8.875	2,605,000		2,800,375
12-15-20	8.250	1,660,000		1,709,800

Total				38,039,558

Oil Field Services (1.5%)
Expro Finance Luxembourg SCA Senior Secured
12-15-16	8.500	317,000	(c,d)	304,506
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	1,655,000	(d)	1,679,825
McJunkin Red Man Corp. Senior Secured
12-15-16	9.500	2,271,000	(d)	2,140,418
Offshore Group Investments Ltd. Senior Secured
08-01-15	11.500	4,085,000	(c,d)	4,373,022
Trinidad Drilling Ltd. Senior Unsecured
01-15-19	7.875	1,402,000	(c,d)	1,437,795

Total				9,935,566

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09-01-18	8.250	2,000,000		2,090,000

Other Industry (0.5%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	1,826,000		1,848,825
Chart Industries, Inc.
10-15-15	9.125	590,000		607,700
Interline Brands, Inc.
11-15-18	7.000	930,000	(d)	943,950

Total				3,400,475

Packaging (2.3%)
Ardagh Packaging Finance PLC
10-15-20	9.125	1,410,000	(c,d)	1,466,400
Ardagh Packaging Finance PLC Senior Secured
10-15-17	7.375	645,000	(c,d)	665,156
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	2,060,000		2,214,500
Greif, Inc. Senior Unsecured
08-01-19	7.750	390,000		427,050
Reynolds Group Issuer, Inc./LLC
04-15-19	9.000	1,860,000	(d)	1,927,425
Reynolds Group Issuer, Inc./LLC Senior Secured
10-15-16	7.750	2,308,000	(d)	2,432,055
04-15-19	7.125	3,136,000	(d)	3,190,880
Silgan Holdings, Inc. Senior Unsecured
08-15-16	7.250	2,840,000		3,024,600

Total				15,348,066

Paper (1.0%)
Cascades, Inc.
01-15-20	7.875	3,254,000	(c)	3,400,429
Graphic Packaging International, Inc.
06-15-17	9.500	2,210,000		2,411,663
10-01-18	7.875	471,000		493,373
Verso Paper Holdings LLC/Inc. Secured
08-01-14	9.125	300,000	(g)	309,000

Total				6,614,465

Pharmaceuticals (0.7%)
Valeant Pharmaceuticals International
10-01-17	6.750	860,000	(d)	855,700
10-01-20	7.000	1,150,000	(d)	1,135,625
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	2,724,000	(c,d)	2,751,240

Total				4,742,565

Retailers (2.4%)
Giraffe Acquisition Corp. Senior Unsecured
12-01-18	9.125	3,040,000	(d)	3,169,200
Michaels Stores, Inc. Senior Notes
11-01-18	7.750	2,175,000	(d,g)	2,158,688
QVC, Inc. Senior Secured
04-15-17	7.125	1,681,000	(d)	1,756,645
10-01-19	7.500	1,025,000	(d)	1,081,375
10-15-20	7.375	1,681,000	(d)	1,756,645
Rite Aid Corp. Senior Secured
10-15-19	10.250	560,000		581,700
08-15-20	8.000	1,445,000	(g)	1,504,606
Toys “R” Us, Inc. Senior Unsecured
10-15-18	7.375	165,000		161,700
Toys R Us Property Co. I LLC
07-15-17	10.750	1,508,000		1,719,120
Toys R Us Property Co. II LLC Senior Secured
12-01-17	8.500	2,555,000		2,746,625

Total				16,636,304

Technology (3.6%)
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	610,000	(g)	634,400
Avaya, Inc.
11-01-15	9.750	790,000		803,825
First Data Corp.
09-24-15	9.875	210,000		198,975
09-24-15	9.875	177,000	(g)	168,593
First Data Corp. Pay-in-kind
09-24-15	10.550	113,000	(l)	107,068
First Data Corp. Senior Notes
01-15-21	12.625	3,765,000	(d)	3,595,575
First Data Corp. Senior Secured
08-15-20	8.875	2,605,000	(d,g)	2,748,275
01-15-21	8.250	2,225,000	(d,g)	2,136,000
Freescale Semiconductor, Inc. Senior Secured
04-15-18	9.250	1,400,000	(d)	1,540,000
Interactive Data Corp.
08-01-18	10.250	3,140,000	(d)	3,438,300
NXP BV/Funding LLC Senior Secured
08-01-18	9.750	5,333,000	(c,d)	6,019,623
SunGard Data Systems, Inc. Senior Unsecured
11-15-18	7.375	2,234,000	(d)	2,245,170
Trans Union LLC/Financing Corp.
06-15-18	11.375	965,000	(d)	1,100,100

Total				24,735,904

See accompanying Notes to Portfolio of Investments.

238  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — High Yield Bond Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Transportation Services (1.1%)
Avis Budget Car Rental LLC/Finance, Inc.
03-15-18	9.625%	$1,227,000		$1,322,093
01-15-19	8.250	1,400,000	(d)	1,410,500
The Hertz Corp.
10-15-18	7.500	2,005,000	(d)	2,090,213
01-15-21	7.375	2,460,000	(d,g)	2,509,199

Total				7,332,005

Wireless (5.6%)
Clearwire Communications LLC/Finance, Inc. Senior Secured
12-01-15	12.000	3,338,000	(d)	3,605,040
12-01-17	12.000	775,000	(d,g)	802,125
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	3,445,000		3,574,188
Crown Castle International Corp. Senior Unsecured
11-01-19	7.125	1,570,000		1,660,275
MetroPCS Wireless, Inc.
09-01-18	7.875	3,370,000		3,487,950
11-15-20	6.625	1,870,000		1,781,175
Nextel Communications, Inc.
08-01-15	7.375	2,651,000		2,654,314
SBA Telecommunications, Inc.
08-15-16	8.000	1,535,000		1,661,638
08-15-19	8.250	2,346,000		2,563,005
Sprint Capital Corp.
05-01-19	6.900	1,316,000		1,299,550
Sprint Nextel Corp. Senior Unsecured
12-01-16	6.000	1,725,000		1,666,781
08-15-17	8.375	6,900,000	(g)	7,400,249
Wind Acquisition Finance SA Escrow
07-15-17	0.000	3,105,000	(c,h,j,k)	—
Wind Acquisition Finance SA Secured
07-15-17	11.750	3,105,000	(c,d)	3,500,888
Wind Acquisition Finance SA Senior Secured
02-15-18	7.250	2,170,000	(c,d)	2,202,550

Total				37,859,728

Wirelines (3.5%)
Cincinnati Bell, Inc.
10-15-17	8.250	1,879,000		1,860,210
10-15-20	8.375	1,601,000		1,536,960
Frontier Communications Corp. Senior Unsecured
04-15-17	8.250	934,000		1,025,065
03-15-19	7.125	3,204,000		3,292,109
04-15-20	8.500	763,000		833,578
Integra Telecom Holdings, Inc. Senior Secured
04-15-16	10.750	1,659,000	(d)	1,708,770
ITC Deltacom, Inc. Senior Secured
04-01-16	10.500	1,809,000		1,967,288
Level 3 Financing, Inc.
11-01-14	9.250	1,010,000		1,002,425
02-15-17	8.750	3,526,000		3,243,920
02-01-18	10.000	1,610,000		1,545,600
PAETEC Holding Corp.
07-15-15	9.500	219,000		226,665
PAETEC Holding Corp. Senior Secured
06-30-17	8.875	2,603,000		2,778,703
PAETEC Holding Corp. Senior Unsecured
12-01-18	9.875	2,010,000	(d)	2,065,276
Windstream Corp.
09-01-18	8.125	355,000	(g)	372,750

Total				23,459,319

Total Bonds
(Cost: $600,503,874) $637,177,617

Senior Loans (0.8%)(m)
	Coupon	Principal
Borrower	rate	amount		Value(a)

Building Materials (0.1%)
Goodman Global, Inc. 1st Lien Term Loan
10-28-16	5.750%	$470,000		$471,837
Goodman Global, Inc. 2nd Lien Term Loan
10-30-17	9.000	180,000		185,251

Total				657,088

Consumer Products (0.2%)
Visant Corp. Tranche B Term Loan
12-22-16	7.000	1,476,300		1,492,539

Electric (0.2%)
Energy Future Holdings Corp. Tranche B3 Term Loan
10-10-14	3.764	1,485,847		1,145,796

Gaming (0.3%)
Great Lakes Gaming of Michigan LLC Development Term Loan
08-15-12	9.000	1,492,221	(j,k)	1,475,210
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit
08-15-12	9.000	551,991	(j,k)	545,698
Great Lakes Gaming of Michigan LLC Transition Term Loan
08-15-12	9.000	386,503	(j,k)	382,097

Total				2,403,005

Total Senior Loans
(Cost: $5,687,241)		$5,698,428

Common Stocks (2.0%)
Issuer	Shares		Value(a)

Chemicals
Chemtura Corp.	868,449	(b)	$13,877,815

Total Common Stocks
(Cost: $7,550,490)			$13,877,815

Limited Partnerships (—%)
	Shares		Value(a)

Diversified Financial Services
Varde Fund V LP	5,000,000	(e,j,k)	$100,860

Total Limited Partnerships
(Cost: $—)			$100,860

Money Market Fund (1.2%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	7,909,130	(o)	$7,909,130

Total Money Market Fund
(Cost: $7,909,130)			$7,909,130

Investments of Cash Collateral Received
for Securities on Loan (7.8%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (0.4%)
Banque et Caisse d’Epargne de l’Etat
02-22-11	0.300%	$999,234	$999,234
KBC Bank NV
01-20-11	0.450	1,000,000	1,000,000
United Overseas Bank Ltd.
02-22-11	0.340	1,000,000	1,000,000

Total			2,999,234

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (7.4%)(n)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$27,000,900	0.400%	$27,000,000	$27,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  239

Portfolio of Investments (continued)

RiverSource VP — High Yield Bond Fund

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (cont.)
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$4,197,846	0.170%	$4,197,787	$4,197,787
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$14,000,525	0.450	14,000,000	14,000,000

Total			50,197,787

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $53,197,021)			$53,197,021

Total Investments in Securities
(Cost: $674,847,756)(p)			$717,960,871

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.10% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $253,301,070 or 37.25% of net assets.

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(h)	Negligible market value.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(j)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $4,231,959, representing 0.62% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
Great Lakes Gaming of Michigan LLC Development Term Loan 9.000% 2012	03-02-07 thru 09-15-07	$1,482,886
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit 9.000% 2012	03-02-07 thru 09-15-07	548,537
Great Lakes Gaming of Michigan LLC Transition Term Loan 9.000% 2012	03-02-07 thru 09-15-07	384,085
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates Series AU4 9.300% 2015	02-09-00 thru 04-09-02	1,188,440
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates Series AV2 9.300% 2015	12-11-01 thru 08-28-02	367,342
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

240  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — High Yield Bond Fund

Notes to Portfolio of Investments (continued)

Acquisition
Security	dates	Cost
Wind Acquisition Finance SA Escrow 0.000% 2017	11-15-10	$—

* The original cost for this position was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(k)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(l)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$864,838
Fannie Mae Pool	2,361,926
Fannie Mae Principal Strip	28,246
Fannie Mae REMICS	1,583,271
Federal Farm Credit Bank	1,472,498
Federal Home Loan Banks	2,638,101
Federal Home Loan Mortgage Corp	197,926
Federal National Mortgage Association	2,287,419
FHLMC Structured Pass Through Securities	936,353
Freddie Mac Non Gold Pool	2,267,240
Freddie Mac Reference REMIC	15,259
Freddie Mac REMICS	1,391,560
Freddie Mac Strips	410,358
Ginnie Mae I Pool	265,236
Ginnie Mae II Pool	1,470,261
Government National Mortgage Association	591,543
United States Treasury Inflation Indexed Bonds	81,309
United States Treasury Note/Bond	6,461,234
United States Treasury Strip Coupon	1,931,235
United States Treasury Strip Principal	284,187

Total market value of collateral securities	$27,540,000

Goldman Sachs & Co. (0.170%)
Security description	Value(a)
Government National Mortgage Association	$4,281,743

Total market value of collateral securities	$4,281,743

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  241

Portfolio of Investments (continued)

RiverSource VP — High Yield Bond Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$7,270,283
Fannie Mae REMICS	1,639,289
Freddie Mac Gold Pool	621,857
Freddie Mac REMICS	2,163,662
Ginnie Mae I Pool	553,817
Government National Mortgage Association	2,031,092

Total market value of collateral securities	$14,280,000

(o)	Affiliated Money Market Fund – See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(p)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $670,592,559 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,651,205
Unrealized depreciation	(5,282,893)

Net unrealized appreciation	$47,368,312

242  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — High Yield Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  243

Portfolio of Investments (continued)

RiverSource VP — High Yield Bond Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Debt Securities
Entertainment	$—	$10,172,977	$1,728,094	$11,901,071
All Other Industries	—	625,276,546	—	625,276,546

Total Bonds	—	635,449,523	1,728,094	637,177,617

Equity Securities
Common Stocks	13,877,815	—	—	13,877,815
Limited Partnerships
Diversified Financial Services	—	—	100,860	100,860

Total Equity Securities	13,877,815	—	100,860	13,978,675

Other
Senior Loans
Gaming	—	—	2,403,005	2,403,005
All Other Industries	—	3,295,423	—	3,295,423
Affiliated Money Market Fund(c)	7,909,130	—	—	7,909,130
Investments of Cash Collateral Received for Securities on Loan	—	53,197,021	—	53,197,021

Total Other	7,909,130	56,492,444	2,403,005	66,804,579

Total	$21,786,945	$691,941,967	$4,231,959	$717,960,871

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Debt	Limited	Senior
	Securities	Partnerships	Loans	Total
Balance as of Dec. 31, 2009	$9,231,763	$227,900	$3,470,427	$12,930,090
Accrued discounts/premiums	28,154	—	11,746	39,900
Realized gain (loss)	43,736	161,135	10,084	214,955
Change in unrealized appreciation (depreciation)*	(135,158)	(127,040)	204,067	(58,131)
Sales	(253,401)	(161,135)	(1,293,319)	(1,707,855)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(7,187,000)	—	—	(7,187,000)

Balance as of Dec. 31, 2010	$1,728,094	$100,860	$2,403,005	$4,231,959

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $(58,133), which is comprised of Corporate Debt Securities of $(135,160), Limited Partnerships of $(127,040), and Senior Loans of $204,067.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

244  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
RiverSource VP — Income Opportunities Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (93.4%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Aerospace & Defense (1.5%)
CPI International, Inc. Senior Unsecured
02-01-15	6.428%	$1,912,000	(f)	$1,912,000
Esterline Technologies Corp.
08-01-20	7.000	260,000	(d)	269,100
Kratos Defense & Security Solutions, Inc. Senior Secured
06-01-17	10.000	3,660,000		4,053,450
L-3 Communications Corp.
10-15-15	6.375	3,357,000		3,457,710
Oshkosh Corp.
03-01-17	8.250	2,904,000		3,158,100
03-01-20	8.500	463,000		508,143
TransDigm, Inc. Senior Subordinated Notes
12-15-18	7.750	3,351,000	(d,e)	3,468,285

Total				16,826,788

Automotive (1.4%)
Accuride Corp. Senior Secured
08-01-18	9.500	965,000	(d,e)	1,042,200
Lear Corp.
03-15-18	7.875	2,732,000	(e)	2,916,410
03-15-20	8.125	1,524,000	(e)	1,661,160
Tenneco, Inc.
11-15-15	8.125	4,455,000	(e)	4,722,300
TRW Automotive, Inc.
12-01-17	8.875	4,085,000	(d)	4,554,775

Total				14,896,845

Brokerage (0.7%)
E*Trade Financial Corp. Senior Unsecured
09-15-13	7.375	990,000	(e)	985,050
12-01-15	7.875	6,940,000	(e)	6,887,950

Total				7,873,000

Building Materials (1.1%)
Associated Materials LLC Senior Secured
11-01-17	9.125	1,740,000	(d,e)	1,827,000
Gibraltar Industries, Inc.
12-01-15	8.000	3,807,000		3,840,311
Interface, Inc. Senior Notes
12-01-18	7.625	874,000	(d)	900,220
Norcraft Companies LP/Finance Corp. Senior Secured
12-15-15	10.500	4,704,000		4,998,000
Norcraft Holdings LP/Capital Corp. Senior Discount Notes
09-01-12	9.750	92,000		92,575

Total				11,658,106

Chemicals (3.9%)
Ashland, Inc.
06-01-17	9.125	2,715,000		3,129,038
Celanese U.S. Holdings LLC
10-15-18	6.625	316,000	(d)	326,270
CF Industries, Inc.
05-01-18	6.875	3,625,000		3,878,750
05-01-20	7.125	3,625,000		3,969,375
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02-01-18	8.875	10,440,000	(e)	11,157,750
Ineos Finance PLC Senior Secured
05-15-15	9.000	2,990,000	(c,d)	3,199,300
Koppers, Inc.
12-01-19	7.875	1,040,000		1,115,400
LyondellBasell Industries Senior Secured
11-01-17	8.000	6,781,000	(d,e)	7,526,910
Nalco Co. Senior Notes
01-15-19	6.625	5,310,000	(d,e)	5,429,475
Polypore International, Inc. Senior Notes
11-15-17	7.500	3,000,000	(d)	3,060,000

Total				42,792,268

Construction Machinery (3.4%)
Case New Holland, Inc. Senior Notes
12-01-17	7.875	6,622,000	(d)	7,284,200
RSC Equipment Rental, Inc./Holdings III LLC Senior Secured
07-15-17	10.000	3,380,000	(d,e)	3,794,050
Terex Corp. Senior Unsecured
06-01-16	10.875	5,740,000		6,601,000
The Manitowoc Co., Inc.
11-01-13	7.125	535,000		539,681
02-15-18	9.500	5,435,000	(e)	5,951,325
11-01-20	8.500	1,550,000	(e)	1,646,875
United Rentals North America, Inc.
06-15-16	10.875	2,890,000		3,301,825
United Rentals North America, Inc. Senior Unsecured
12-15-19	9.250	7,730,000	(e)	8,599,625

Total				37,718,581

Consumer Cyclical Services (0.6%)
Brickman Group Holdings, Inc. Senior Notes
11-01-18	9.125	291,000	(d)	294,638
Garda World Security Corp. Senior Unsecured
03-15-17	9.750	2,637,000	(c,d,e)	2,834,775
West Corp. Senior Notes
01-15-19	7.875	3,615,000	(d,e)	3,673,743

Total				6,803,156

Consumer Products (2.3%)
ACCO Brands Corp. Senior Secured
03-15-15	10.625	825,000		928,125
Central Garden and Pet Co.
03-01-18	8.250	4,940,000		5,051,150
Jarden Corp.
05-01-16	8.000	3,297,000		3,589,609
Libbey Glass, Inc. Senior Secured
02-15-15	10.000	4,448,000	(d,e)	4,781,600
NBTY, Inc.
10-01-18	9.000	390,000	(d)	416,325
Scotts Miracle-Gro Co. Senior Notes
12-15-20	6.625	640,000	(d)	640,000
Sealy Mattress Co. Senior Secured
04-15-16	10.875	2,126,000	(d,e)	2,381,120
Spectrum Brands Holdings, Inc. Senior Secured
06-15-18	9.500	6,406,000	(d)	7,046,600

Total				24,834,529

Diversified Manufacturing (1.7%)
Amsted Industries, Inc. Senior Notes
03-15-18	8.125	3,474,000	(d)	3,686,783
CPM Holdings, Inc. Senior Secured
09-01-14	10.625	7,059,000	(d)	7,553,129
Pinafore LLC/Inc. Senior Secured
10-01-18	9.000	650,000	(d,e)	705,250

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  245

Portfolio of Investments (continued)  RiverSource VP — Income Opportunities Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Diversified Manufacturing (cont.)
SPX Corp.
09-01-17	6.875%	$3,741,000	(d)	$3,974,813
WireCo WorldGroup, Inc. Senior Unsecured
05-15-17	9.500	2,140,000	(d,e)	2,268,400

Total				18,188,375

Electric (3.8%)
Calpine Corp. Senior Secured
02-15-21	7.500	2,670,000	(d)	2,629,950
CMS Energy Corp. Senior Unsecured
02-15-18	5.050	2,980,000		2,953,925
Edison Mission Energy Senior Unsecured
05-15-17	7.000	4,022,000		3,187,435
Energy Future Holdings Corp. Senior Secured
01-15-20	10.000	3,545,000	(d)	3,647,000
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12-01-20	10.000	768,000		792,018
Ipalco Enterprises, Inc. Senior Secured
04-01-16	7.250	2,015,000	(d)	2,151,013
Midwest Generation LLC Pass-Through Certificates
01-02-16	8.560	11,974,008		12,093,748
NRG Energy, Inc.
01-15-17	7.375	13,422,000		13,824,659

Total				41,279,748

Entertainment (1.1%)
AMC Entertainment, Inc.
06-01-19	8.750	3,867,000	(e)	4,128,022
Cinemark USA, Inc.
06-15-19	8.625	2,039,000	(e)	2,207,218
Regal Cinemas Corp.
07-15-19	8.625	2,975,000		3,153,500
Speedway Motorsports, Inc.
06-01-16	8.750	2,800,000		3,024,000

Total				12,512,740

Environmental (0.1%)
Clean Harbors, Inc. Senior Secured
08-15-16	7.625	1,463,000		1,554,438

Food and Beverage (0.8%)
Cott Beverages, Inc.
11-15-17	8.375	1,205,000	(e)	1,301,400
09-01-18	8.125	1,347,000	(e)	1,451,393
Darling International, Inc.
12-15-18	8.500	650,000	(d)	677,625
Michael Foods, Inc. Senior Notes
07-15-18	9.750	2,460,000	(d)	2,669,099
Pinnacle Foods Finance LLC/Corp.
09-01-17	8.250	2,575,000		2,632,938

Total				8,732,455

Gaming (5.7%)
Boyd Gaming Corp. Senior Notes
12-01-18	9.125	7,094,000	(d,e)	7,058,530
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp. 1st Mortgage
03-01-12	10.125	1,041,000		1,000,661
FireKeepers Development Authority Senior Secured
05-01-15	13.875	2,750,000	(d)	3,245,000
MGM Resorts International Senior Secured
05-15-14	10.375	750,000		841,875
11-15-17	11.125	3,430,000		3,944,500
03-15-20	9.000	6,820,000	(d,e)	7,467,899
Penn National Gaming, Inc. Senior Subordinated Notes
08-15-19	8.750	2,275,000	(e)	2,508,188
Pinnacle Entertainment, Inc.
08-01-17	8.625	813,000		886,170
05-15-20	8.750	5,827,000	(e)	6,030,945
Pokagon Gaming Authority Senior Notes
06-15-14	10.375	7,053,000	(d)	7,352,753
San Pasqual Casino
09-15-13	8.000	1,520,000	(d)	1,521,900
Seminole Indian Tribe of Florida
10-01-20	7.804	1,955,000	(d)	1,905,148
Seminole Indian Tribe of Florida Senior Secured
10-01-20	6.535	4,385,000	(d)	4,303,878
Seneca Gaming Corp.
12-01-18	8.250	2,533,000	(d)	2,539,333
Shingle Springs Tribal Gaming Authority Senior Notes
06-15-15	9.375	11,230,000	(d)	7,748,699
Tunica-Biloxi Gaming Authority Senior Unsecured
11-15-15	9.000	4,262,000	(d)	4,027,590

Total				62,383,069

Gas Distributors (0.7%)
Energy Transfer Equity LP
10-15-20	7.500	5,680,000		5,907,200
Niska Gas Storage U.S. LLC/Canada ULC
03-15-18	8.875	1,874,000	(d)	1,998,110

Total				7,905,310

Gas Pipelines (2.8%)
El Paso Corp.
01-15-32	7.750	7,400,000	(e)	7,361,009
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	4,205,000	(e)	4,614,988
12-01-18	6.875	1,560,000	(e)	1,581,450
Sonat, Inc. Senior Unsecured
02-01-18	7.000	2,600,000		2,724,587
Southern Star Central Corp. Senior Notes
03-01-16	6.750	7,827,000		7,905,269
03-01-16	6.750	6,490,000	(d)	6,530,563

Total				30,717,866

Health Care (4.6%)
American Renal Holdings Senior Secured
05-15-18	8.375	2,265,000	(d)	2,321,625
AMGH Merger Sub, Inc.
11-01-18	9.250	871,000	(d,e)	914,550
Apria Healthcare Group, Inc. Senior Secured
11-01-14	11.250	4,205,000		4,593,963
Biomet, Inc. Pay-in-kind
10-15-17	10.375	3,090,000	(h)	3,375,825
Capella Healthcare, Inc.
07-01-17	9.250	570,000	(d,e)	607,050
ConvaTec Healthcare E SA Senior Unsecured
12-15-18	10.500	2,585,000	(c,d,e)	2,620,544
Hanger Orthopedic Group, Inc.
11-15-18	7.125	2,321,000		2,315,198
HCA, Holdings Inc. Senior Unsecured
05-15-21	7.750	1,140,000	(d,e)	1,140,000
HCA, Inc. Senior Secured
02-15-20	7.875	3,700,000		3,959,000
09-15-20	7.250	12,005,000		12,545,224
Healthsouth Corp.
02-15-20	8.125	713,000	(e)	766,475
inVentiv Health, Inc.
08-15-18	10.000	4,583,000	(d)	4,640,287
LifePoint Hospitals, Inc.
10-01-20	6.625	1,251,000	(d)	1,241,618
Omnicare, Inc.
12-15-15	6.875	936,000		952,380
Tenet Healthcare Corp. Senior Secured
07-01-19	8.875	3,805,000	(e)	4,299,650
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	1,700,000	(d,e)	1,742,500
02-01-18	8.000	2,432,000	(e)	2,492,800

Total				50,528,689

See accompanying Notes to Portfolio of Investments.

246  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Home Construction (0.6%)
K Hovnanian Enterprises, Inc. Senior Secured
10-15-16	10.625%	$3,621,000		$3,711,525
KB Home
09-15-17	9.100	2,155,000	(e)	2,284,300
William Lyon Homes, Inc.
02-15-14	7.500	570,000		427,500

Total				6,423,325

Independent Energy (8.8%)
Anadarko Petroleum Corp. Senior Unsecured
09-15-17	6.375	5,760,000	(e)	6,259,822
Berry Petroleum Co. Senior Unsecured
06-01-14	10.250	4,735,000		5,433,413
11-01-20	6.750	975,000		979,875
Brigham Exploration Co.
10-01-18	8.750	2,365,000	(d)	2,542,375
Carrizo Oil & Gas, Inc.
10-15-18	8.625	5,309,000	(d)	5,481,542
Chaparral Energy, Inc.
12-01-15	8.500	1,065,000	(e)	1,083,638
Chesapeake Energy Corp.
08-15-20	6.625	8,750,000		8,574,999
Comstock Resources, Inc.
10-15-17	8.375	3,291,000		3,303,341
Concho Resources, Inc.
10-01-17	8.625	5,144,000	(e)	5,606,959
Concho Resources, Inc. Senior Notes
01-15-21	7.000	2,520,000		2,583,000
Continental Resources, Inc.
10-01-20	7.375	1,008,000		1,068,480
04-01-21	7.125	2,318,000	(d)	2,433,900
Denbury Resources, Inc.
12-15-15	7.500	567,000		585,428
03-01-16	9.750	3,000,000	(e)	3,345,000
02-15-20	8.250	493,000		534,905
EXCO Resources, Inc.
09-15-18	7.500	5,225,000		5,107,438
Forest Oil Corp.
06-15-19	7.250	2,505,000	(e)	2,542,575
Hilcorp Energy I LP/Finance Co. Senior Unsecured
11-01-15	7.750	6,376,000	(d,e)	6,583,219
Petrohawk Energy Corp.
08-01-14	10.500	3,630,000		4,138,200
06-01-15	7.875	2,200,000	(e)	2,290,750
08-15-18	7.250	2,320,000		2,343,200
QEP Resources, Inc. Senior Unsecured
03-01-21	6.875	3,420,000		3,591,000
Quicksilver Resources, Inc.
08-01-15	8.250	5,237,000		5,433,388
08-15-19	9.125	2,540,000	(e)	2,787,650
Range Resources Corp.
03-15-15	6.375	700,000		714,000
05-01-18	7.250	1,165,000	(e)	1,229,075
05-15-19	8.000	2,632,000		2,865,590
08-01-20	6.750	2,920,000	(e)	3,011,250
SandRidge Energy, Inc. Pay-in-kind
04-01-15	8.625	2,969,000	(e,h)	3,039,514
Southwestern Energy Co. Senior Notes
02-01-18	7.500	2,035,000	(e)	2,294,463

Total				97,787,989

Life Insurance (0.8%)
ING Groep NV
12-29-49	5.775	10,353,000	(c,f)	8,903,580

Lodging (0.7%)
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12-01-19	7.150	1,254,000	(e)	1,373,130
Wyndham Worldwide Corp. Senior Unsecured
12-01-16	6.000	3,340,000	(e)	3,495,093
02-01-18	5.750	553,000		562,310
03-01-20	7.375	2,500,000		2,743,750

Total				8,174,283

Media Cable (3.9%)
Bresnan Broadband Holdings LLC
12-15-18	8.000	140,000	(d,e)	144,200
Cablevision Systems Corp. Senior Unsecured
09-15-17	8.625	3,190,000		3,473,113
CCO Holdings LLC/Capital Corp.
04-30-20	8.125	8,873,000	(e)	9,383,197
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured
11-15-17	8.625	4,106,000	(d,e)	4,290,770
CSC Holdings LLC Senior Unsecured
02-15-19	8.625	1,280,000	(e)	1,446,400
DISH DBS Corp.
02-01-16	7.125	7,355,000		7,594,037
09-01-19	7.875	2,058,000		2,150,610
Insight Communications Co., Inc. Senior Notes
07-15-18	9.375	2,100,000	(d)	2,247,000
Videotron Ltee
04-15-18	9.125	6,495,000	(c)	7,241,925
Virgin Media Secured Finance PLC Senior Secured
01-15-18	6.500	4,347,000	(c)	4,575,218

Total				42,546,470

Media Non-Cable (7.0%)
Belo Corp. Senior Unsecured
11-15-16	8.000	7,468,000		8,046,770
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	7,257,000		7,946,415
Entravision Communications Corp. Senior Secured
08-01-17	8.750	5,890,000	(d,e)	6,199,225
Intelsat Jackson Holdings SA Senior Unsecured
10-15-20	7.250	2,430,000	(c,d,e)	2,454,300
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	2,310,000	(c,d)	2,373,525
Nielsen Finance LLC/Co.
10-15-18	7.750	8,360,000	(d,e)	8,652,600
Salem Communications Corp. Senior Secured
12-15-16	9.625	7,799,000	(e)	8,266,940
Sinclair Television Group, Inc. Secured
11-01-17	9.250	8,861,000	(d,e)	9,636,337
Sirius XM Radio, Inc.
04-01-15	8.750	4,735,000	(d,e)	5,113,800
The Interpublic Group of Companies, Inc. Senior Unsecured
07-15-17	10.000	6,664,000		7,796,880
Univision Communications, Inc. Senior Secured
11-01-20	7.875	5,055,000	(d,e)	5,307,750
XM Satellite Radio, Inc.
11-01-18	7.625	4,773,000	(d)	4,928,123

Total				76,722,665

Metals (3.9%)
Arch Coal, Inc.
08-01-16	8.750	3,234,000		3,525,060
10-01-20	7.250	329,000		345,861
Compass Minerals International, Inc.
06-01-19	8.000	1,610,000		1,758,925
Consol Energy, Inc.
04-01-17	8.000	6,532,000	(d)	6,972,909
04-01-20	8.250	4,490,000	(d)	4,849,200
FMG Resources August 2006 Pty Ltd. Senior Notes
11-01-15	7.000	5,382,000	(c,d,e)	5,538,261
02-01-16	6.375	2,600,000	(c,d,e)	2,600,000
Novelis, Inc.
12-15-17	8.375	3,790,000	(c,d,e)	3,922,650
12-15-20	8.750	3,785,000	(c,d)	3,926,938
Rain CII Carbon LLC/Corp. Senior Secured
12-01-18	8.000	3,185,000	(d,e)	3,336,288
United States Steel Corp. Senior Unsecured
02-01-18	7.000	2,275,000		2,309,125
04-01-20	7.375	3,359,000	(e)	3,409,385

Total				42,494,602

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  247

Portfolio of Investments (continued)  RiverSource VP — Income Opportunities Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Non-Captive Consumer (0.3%)
American General Finance Corp. Senior Unsecured
12-15-17	6.900%	$4,372,000		$3,519,460

Non-Captive Diversified (5.5%)
Ally Financial, Inc.
12-01-17	6.250	3,735,000	(d,e)	3,735,000
03-15-20	8.000	16,074,000	(e)	17,560,845
09-15-20	7.500	2,945,000	(d,e)	3,121,700
CIT Group, Inc. Senior Secured
05-01-17	7.000	19,740,000	(e)	19,789,350
Ford Motor Credit Co. LLC Senior Unsecured
10-01-14	8.700	3,690,000		4,155,519
04-15-15	7.000	1,423,000		1,529,173
International Lease Finance Corp. Senior Unsecured
03-15-17	8.750	3,140,000	(d)	3,367,650
09-01-17	8.875	3,905,000	(e)	4,197,875
12-15-20	8.250	2,615,000		2,693,450

Total				60,150,562

Oil Field Services (1.9%)
Expro Finance Luxembourg SCA Senior Secured
12-15-16	8.500	474,000	(c,d,e)	455,318
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	2,565,000	(d,e)	2,603,475
Key Energy Services, Inc.
12-01-14	8.375	3,799,000	(e)	4,007,945
McJunkin Red Man Corp. Senior Secured
12-15-16	9.500	3,535,000	(d,e)	3,331,738
Offshore Group Investments Ltd. Senior Secured
08-01-15	11.500	6,515,000	(c,d)	6,974,355
Precision Drilling Corp.
11-15-20	6.625	895,000	(c,d,e)	910,663
Trinidad Drilling Ltd. Senior Unsecured
01-15-19	7.875	2,233,000	(c,d)	2,290,011

Total				20,573,505

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09-01-18	8.250	3,000,000		3,135,000

Other Industry (1.5%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	5,992,000		6,066,900
Chart Industries, Inc.
10-15-15	9.125	8,195,000		8,440,850
Interline Brands, Inc.
11-15-18	7.000	1,439,000	(d,e)	1,460,585

Total				15,968,335

Packaging (2.8%)
Ardagh Packaging Finance PLC
10-15-20	9.125	2,160,000	(c,d,e)	2,246,400
Ardagh Packaging Finance PLC Senior Secured
10-15-17	7.375	990,000	(c,d,e)	1,020,938
Ball Corp.
09-01-19	7.375	1,435,000		1,542,625
09-15-20	6.750	1,500,000	(e)	1,575,000
Greif, Inc. Senior Unsecured
02-01-17	6.750	5,135,000		5,366,074
08-01-19	7.750	905,000	(e)	990,975
Reynolds Group Issuer, Inc./LLC
04-15-19	9.000	3,255,000	(d,e)	3,372,994
Reynolds Group Issuer, Inc./LLC Senior Secured
10-15-16	7.750	6,762,000	(d)	7,125,457
04-15-19	7.125	2,415,000	(d)	2,457,263
Sealed Air Corp. Senior Notes
06-15-17	7.875	4,097,000		4,505,463

Total				30,203,189

Paper (1.2%)
Cascades, Inc.
12-15-17	7.750	5,255,000	(c)	5,478,337
Georgia-Pacific LLC
11-01-20	5.400	3,540,000	(d)	3,499,924
Graphic Packaging International, Inc.
06-15-17	9.500	3,080,000	(e)	3,361,050
10-01-18	7.875	715,000	(e)	748,963

Total				13,088,274

Pharmaceuticals (1.2%)
Mylan, Inc.
11-15-18	6.000	2,940,000	(d,e)	2,888,550
Patheon, Inc. Senior Secured
04-15-17	8.625	2,998,000	(c,d)	2,990,505
Valeant Pharmaceuticals International
10-01-17	6.750	1,310,000	(d,e)	1,303,450
10-01-20	7.000	1,745,000	(d)	1,723,188
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	4,126,000	(c,d)	4,167,260

Total				13,072,953

Railroads (0.3%)
Kansas City Southern Railway
06-01-15	8.000	2,600,000	(e)	2,814,500

Retailers (2.7%)
Giraffe Acquisition Corp. Senior Unsecured
12-01-18	9.125	4,750,000	(d,e)	4,951,875
HSN, Inc.
08-01-16	11.250	2,110,000		2,408,038
Limited Brands, Inc.
05-01-20	7.000	2,770,000	(e)	2,922,350
QVC, Inc. Senior Secured
04-15-17	7.125	2,900,000	(d,e)	3,030,500
10-01-19	7.500	3,880,000	(d,e)	4,093,400
Rite Aid Corp. Senior Secured
08-15-20	8.000	1,210,000	(e)	1,259,913
Toys R Us Property Co. I LLC
07-15-17	10.750	6,043,000	(e)	6,889,019
Toys R Us Property Co. II LLC Senior Secured
12-01-17	8.500	3,896,000		4,188,200

Total				29,743,295

Technology (2.7%)
Amkor Technology, Inc. Senior Unsecured
05-01-18	7.375	930,000	(e)	967,200
Brocade Communications Systems, Inc. Senior Secured
01-15-18	6.625	5,774,000		6,077,134
01-15-20	6.875	788,000	(e)	839,220
First Data Corp.
09-24-15	9.875	79,000	(e)	75,248
First Data Corp. Pay-in-kind
09-24-15	10.550	147,000	(h)	139,283
First Data Corp. Senior Notes
01-15-21	12.625	2,214,000	(d,e)	2,114,370
First Data Corp. Senior Secured
08-15-20	8.875	3,905,000	(d,e)	4,119,775
01-15-21	8.250	1,004,000	(d)	963,840
Freescale Semiconductor, Inc. Senior Secured
04-15-18	9.250	2,045,000	(d)	2,249,500
Interactive Data Corp.
08-01-18	10.250	4,665,000	(d,e)	5,108,175
SunGard Data Systems, Inc. Senior Unsecured
11-15-18	7.375	5,455,000	(d)	5,482,275
Trans Union LLC/Financing Corp.
06-15-18	11.375	1,590,000	(d)	1,812,600

Total				29,948,620

Transportation Services (1.1%)
Avis Budget Car Rental LLC/Finance, Inc.
03-15-18	9.625	1,497,000	(e)	1,613,018
01-15-19	8.250	2,750,000	(d,e)	2,770,625
The Hertz Corp.
10-15-18	7.500	3,060,000	(d,e)	3,190,050
01-15-21	7.375	4,050,000	(d,e)	4,131,000

Total				11,704,693

See accompanying Notes to Portfolio of Investments.

248  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Wireless (6.1%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
05-01-17	7.750%	$8,325,000	(d)	$9,095,062
Clearwire Communications LLC/Finance, Inc. Senior Secured
12-01-15	12.000	4,362,000	(d)	4,710,960
Cricket Communications, Inc. Senior Secured
05-15-16	7.750	3,865,000	(e)	4,009,938
Crown Castle International Corp. Senior Unsecured
11-01-19	7.125	4,000,000		4,230,000
MetroPCS Wireless, Inc.
09-01-18	7.875	5,110,000		5,288,850
11-15-20	6.625	3,060,000		2,914,650
Nextel Communications, Inc.
08-01-15	7.375	7,228,000	(e)	7,237,035
SBA Telecommunications, Inc.
08-15-16	8.000	2,100,000		2,273,250
08-15-19	8.250	2,387,000		2,607,798
Sprint Capital Corp.
01-30-11	7.625	31,000	(e)	31,076
05-01-19	6.900	1,279,000	(e)	1,263,013
11-15-28	6.875	4,095,000	(e)	3,583,125
Sprint Nextel Corp. Senior Unsecured
08-15-17	8.375	9,656,000	(e)	10,356,059
Wind Acquisition Finance SA Escrow
07-15-17	0.000	5,470,000	(c,j,k,m)	—
Wind Acquisition Finance SA Secured
07-15-17	11.750	5,470,000	(c,d,e)	6,167,425
Wind Acquisition Finance SA Senior Secured
02-15-18	7.250	3,380,000	(c,d,e)	3,430,700

Total				67,198,941

Wirelines (3.8%)
Cincinnati Bell, Inc.
10-15-17	8.250	4,900,000	(e)	4,851,000
10-15-20	8.375	1,697,000		1,629,120
Frontier Communications Corp. Senior Unsecured
04-15-15	7.875	1,162,000	(e)	1,269,485
10-01-18	8.125	20,000		21,950
04-15-20	8.500	2,414,000	(e)	2,637,295
Integra Telecom Holdings, Inc. Senior Secured
04-15-16	10.750	2,604,000	(d)	2,682,120
ITC Deltacom, Inc. Senior Secured
04-01-16	10.500	2,969,000		3,228,788
Level 3 Financing, Inc.
11-01-14	9.250	8,225,000		8,163,312
02-15-17	8.750	757,000		696,440
PAETEC Holding Corp. Senior Secured
06-30-17	8.875	4,865,000		5,193,388
Windstream Corp.
08-01-16	8.625	380,000		399,950
11-01-17	7.875	7,134,000		7,499,617
10-15-20	7.750	2,730,000	(e)	2,811,900

Total				41,084,365

Total Bonds
(Cost: $967,998,148)		$1,022,464,569

Common Stocks (1.4%)
Issuer	Shares		Value(a)

Chemicals
Chemtura Corp.	927,359	(b)	$14,819,197

Total Common Stocks
(Cost: $7,795,960)			$14,819,197

Senior Loans (0.7%)(i)
	Coupon	Principal
Borrower	rate	amount		Value(a)

Building Materials (0.1%)
Goodman Global, Inc. 1st Lien Term Loan
10-28-16	5.750%	$725,000		$727,834
Goodman Global, Inc. 2nd Lien Term Loan
10-30-17	9.000	280,000		288,168

Total				1,016,002

Consumer Cyclical Services (0.1%)
Brickman Group Holdings, Inc. Tranche B Term Loan
10-14-16	7.250	1,320,000		1,334,850

Consumer Products (0.4%)
Visant Corp. Tranche B Term Loan
12-22-16	7.000	4,089,750		4,134,737

Gaming (0.1%)
Great Lakes Gaming of Michigan LLC Development Term Loan
08-15-12	9.000	534,252	(j,k)	528,162
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit
08-15-12	9.000	197,626	(j,k)	195,373
Great Lakes Gaming of Michigan LLC Transition Term Loan
08-15-12	9.000	138,378	(j,k)	136,800

Total				860,335

Total Senior Loans
(Cost: $7,219,330)		$7,345,924

Money Market Fund (2.6%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	28,932,238	(g)	$28,932,238

Total Money Market Fund
(Cost: $28,932,238)			$28,932,238

Investments of Cash Collateral Received
for Securities on Loan (21.8%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (2.6%)
Ebbets Funding LLC
01-10-11	0.500%	$4,997,847	$4,997,847
Rheingold Securitization
01-10-11	0.430	6,997,408	6,997,408
Royal Park Investments Funding Corp.
03-08-11	0.410	9,990,433	9,990,433
Starbird Funding Corp.
01-03-11	0.150	6,999,913	6,999,913

Total			28,985,601

Certificates of Deposit (11.1%)
Bank of Nova Scotia
05-12-11	0.280	10,000,000	10,000,000
Barclays Bank PLC
03-15-11	0.440	10,000,000	10,000,000
Canadian Imperial Bank
04-07-11	0.300	5,000,000	5,000,000
Credit Agricole
04-21-11	0.400	6,000,148	6,000,148
Credit Industrial et Commercial
02-22-11	0.395	7,000,000	7,000,000
Credit Suisse
04-15-11	0.300	5,000,000	5,000,000
Development Bank of Singapore Ltd.
02-09-11	0.300	5,000,000	5,000,000
DZ Bank AG
02-10-11	0.400	5,000,000	5,000,000
KBC Bank NV
01-24-11	0.450	7,000,000	7,000,000
National Australia Bank Ltd.
03-17-11	0.311	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	6,000,000	6,000,000
Natixis
03-07-11	0.440	7,000,000	7,000,000
Norinchukin Bank
01-25-11	0.330	4,000,000	4,000,000
Pohjola Bank PLC
03-16-11	0.660	5,000,000	5,000,000
Rabobank Group
04-27-11	0.311	6,500,000	6,500,000
Societe Generale
02-01-11	0.315	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04-21-11	0.510	5,000,000	5,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  249

Portfolio of Investments (continued)  RiverSource VP — Income Opportunities Fund

Investments of Cash Collateral Received
for Securities on Loan (continued)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (cont.)
Union Bank of Switzerland
04-18-11	0.341%	$5,000,000	$5,000,000
United Overseas Bank Ltd.
01-18-11	0.330	4,000,000	4,000,000
Westpac Banking Corp.
05-09-11	0.290	8,000,000	8,000,000

Total			120,500,148

Commercial Paper (2.0%)
ASB Finance Limited
05-03-11	0.391	4,990,575	4,990,575
General Electric Capital Corp.
01-03-11	0.150	6,999,913	6,999,913
Suncorp Metway Ltd.
01-10-11	0.400	9,996,333	9,996,333

Total			21,986,821

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (6.1%)(l)
Barclays Capital, Inc. dated 03-22-10, matures 01-31-11, repurchase price
$10,003,444	0.400%	$10,000,000	$10,000,000
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$10,002,583	0.300	10,000,000	10,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$15,000,500	0.400	15,000,000	15,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$3,994,822	0.280	3,994,729	3,994,729
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Morgan Stanley dated 01-21-10, matures 01-14-11, repurchase price
$4,000,544	0.350	4,000,000	4,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price
$4,000,167	0.500	4,000,000	4,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$10,000,375	0.450	10,000,000	10,000,000

Total			66,994,729

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $238,467,299)			$238,467,299

Total Investments in Securities
(Cost: $1,250,412,975)(n)			$1,312,029,227

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 7.88% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $396,326,813 or 36.20% of net assets.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(g)	Affiliated Money Market Fund – See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

250  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(j)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $860,335, representing 0.08% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
Great Lakes Gaming of Michigan LLC Development Term Loan 9.00% 2012	03-02-07 thru 09-15-07	$530,910
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit 9.00% 2012	03-02-07 thru 09-15-07	196,390
Great Lakes Gaming of Michigan LLC Transition Term Loan 9.00% 2012	03-02-07 thru 09-15-07	137,512
Wind Acquisition Finance SA Escrow	11-15-10	—

(k)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.400%)
Security description	Value(a)
BCRR Trust	$470,613
Bear Stearns Commercial Mortgage Securities	1,746,607
Citigroup Commercial Mortgage Trust	660,608
Granite Master Issuer PLC	2,614,083
GS Mortgage Securities Corp II	603,684
JP Morgan Chase Commercial Mortgage Securities Corp	488,883
Merrill Lynch Mortgage Trust	163,587
Morgan Stanley Dean Witter Capital I	1,070,602
Paragon Mortgages PLC	1,620,848
Permanent Master Issuer PLC	530,574
Wachovia Bank Commercial Mortgage Trust	529,911

Total market value of collateral securities	$10,500,000

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$50,397
Archer Daniels	518,468
ASB Finance Ltd	614,243
Banco Bilbao Vizcaya	1,658,123
Banco Bilbao Vizcaya Argentaria/New York NY	24,519
BP Capital Markets	308,146
BPCE	221,541
Central American Bank	1,920
Commonwealth Bank of Australia	311,935
Credit Agricole NA	512
Danske Corp	767,411
Electricite De France	1,270,764
European Investment Bank	1,709,846
Gdz Suez	263,954
Golden Funding Corp	18,171
Ing (US) Funding LLC	80
Natexis Banques	197,337
Nationwide Building	1,230,262
Natixis NY	96,000
Natixis US Finance Co	1,600

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  251

Portfolio of Investments (continued)  RiverSource VP — Income Opportunities Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
Prudential PLC	$371,140
Silver Tower US Fund	4,800
Skandin Ens Banken	48,037
Societe Gen No Amer	799,593
Societe Generale NY	10,400
UBS Ag Stamford	801

Total market value of collateral securities	$10,500,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$480,466
Fannie Mae Pool	1,312,181
Fannie Mae Principal Strip	15,692
Fannie Mae REMICS	879,595
Federal Farm Credit Bank	818,055
Federal Home Loan Banks	1,465,612
Federal Home Loan Mortgage Corp	109,959
Federal National Mortgage Association	1,270,788
FHLMC Structured Pass Through Securities	520,196
Freddie Mac Non Gold Pool	1,259,578
Freddie Mac Reference REMIC	8,477
Freddie Mac REMICS	773,089
Freddie Mac Strips	227,977
Ginnie Mae I Pool	147,353
Ginnie Mae II Pool	816,812
Government National Mortgage Association	328,635
United States Treasury Inflation Indexed Bonds	45,171
United States Treasury Note/Bond	3,589,574
United States Treasury Strip Coupon	1,072,908
United States Treasury Strip Principal	157,882

Total market value of collateral securities	$15,300,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,126,848
Ginnie Mae I Pool	1,947,776

Total market value of collateral securities	$4,074,624

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value(a)
Federal Home Loan Banks	$462,827
Federal Home Loan Mortgage Corp	269,471
Federal National Mortgage Association	299,919
Government National Mortgage Association	4,067,797

Total market value of collateral securities	$5,100,014

252  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.350%)
Security description	Value(a)
Argento Variable Fund	$246,047
Federal Home Loan Banks	2,040,014
Ginnie Mae I Pool	1,576,973
Landesbank	230,599

Total market value of collateral securities	$4,093,633

Nomura Securities (0.500%)
Security description	Value(a)
Fannie Mae Pool	$1,826,732
Freddie Mac Gold Pool	2,253,268

Total market value of collateral securities	$4,080,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

(m)	Negligible market value.

(n)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $1,251,140,436 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$62,385,889
Unrealized depreciation	(1,497,098)

Net unrealized appreciation	$60,888,791

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  253

Portfolio of Investments (continued)  RiverSource VP — Income Opportunities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Debt Securities	$—	$1,022,464,569	$—	$1,022,464,569

Total Bonds	—	1,022,464,569	—	1,022,464,569

Equity Securities
Common Stocks	14,819,197	—	—	14,819,197

Total Equity Securities	14,819,197	—	—	14,819,197

Other
Senior Loans
Gaming	—	—	860,335	860,335
All Other Industries	—	6,485,589	—	6,485,589
Affiliated Money Market Fund(c)	28,932,238	—	—	28,932,238
Investments of Cash Collateral Received for Securities on Loan	—	238,467,299	—	238,467,299

Total Other	28,932,238	244,952,888	860,335	274,745,461

Total	$43,751,435	$1,267,417,457	$860,335	1,312,029,227

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

254  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans
Balance as of Dec. 31, 2009	$1,242,498
Accrued discounts/premiums	4,206
Realized gain (loss)	3,610
Change in unrealized appreciation (depreciation)*	73,061
Sales	(463,040)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Dec. 31, 2010	$860,335

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $73,061.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  255

Portfolio of Investments

RiverSource VP – Mid Cap Growth Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.1%)
Issuer	Shares		Value(a)

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	53,156		$2,902,318

Airlines (2.3%)
Delta Air Lines, Inc.	562,583	(b,d)	7,088,546
U.S. Airways Group, Inc.	246,734	(b,d)	2,469,807

Total			9,558,353

Auto Components (0.2%)
Gentex Corp.	29,891		883,578

Automobiles (0.5%)
Tesla Motors, Inc.	70,840	(b,d)	1,886,469

Biotechnology (1.5%)
Alexion Pharmaceuticals, Inc.	45,548	(b)	3,668,891
BioMarin Pharmaceutical, Inc.	98,092	(b,d)	2,641,618

Total			6,310,509

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	24,044	(b)	2,385,646
Blackstone Group LP	128,247		1,814,695
E*Trade Financial Corp.	131,829	(b)	2,109,264
Fortress Investment Group LLC, Class A	632,067	(b)	3,602,782
Stifel Financial Corp.	14,789	(b)	917,510
T Rowe Price Group, Inc.	25,899	(d)	1,671,521

Total			12,501,418

Chemicals (1.9%)
Ecolab, Inc.	64,129	(d)	3,233,384
Huntsman Corp.	155,312		2,424,420
Intrepid Potash, Inc.	55,479	(b,d)	2,068,812

Total			7,726,616

Commercial Banks (0.3%)
Comerica, Inc.	25,931	(d)	1,095,325

Commercial Services & Supplies (0.3%)
Iron Mountain, Inc.	43,375		1,084,809

Communications Equipment (11.0%)
Alcatel-Lucent, ADR	1,398,734	(b,c)	4,140,253
BigBand Networks, Inc.	1,136,330	(b,d)	3,181,724
Brocade Communications Systems, Inc.	1,154,377	(b)	6,106,654
Ciena Corp.	596,577	(b,d)	12,557,947
F5 Networks, Inc.	14,984	(b)	1,950,317
Finisar Corp.	146,647	(b)	4,353,949
Infinera Corp.	553,959	(b,d)	5,722,396
InterDigital, Inc.	13,052	(b,d)	543,485
JDS Uniphase Corp.	242,157	(b)	3,506,433
Juniper Networks, Inc.	28,538	(b,d)	1,053,623
ORBCOMM, Inc.	644,102	(b,d)	1,668,224

Total			44,785,005

Computers & Peripherals (0.6%)
STEC, Inc.	93,953	(b,d)	1,658,271
Synaptics, Inc.	33,619	(b,d)	987,726

Total			2,645,997

Construction & Engineering (0.5%)
Fluor Corp.	11,797		781,669
The Shaw Group, Inc.	40,129	(b)	1,373,616

Total			2,155,285

Construction Materials (1.2%)
Martin Marietta Materials, Inc.	29,876	(d)	2,755,763
Vulcan Materials Co.	51,676	(d)	2,292,347

Total			5,048,110

Diversified Consumer Services (0.2%)
Coinstar, Inc.	14,530	(b)	820,073

Diversified Financial Services (0.7%)
IntercontinentalExchange, Inc.	23,745	(b)	2,829,217

Electrical Equipment (0.7%)
American Superconductor Corp.	74,826	(b,d)	2,139,275
Real Goods Solar, Inc., Class A	343,578	(b)	858,945

Total			2,998,220

Electronic Equipment, Instruments & Components (1.0%)
Power-One, Inc.	393,889	(b,d)	4,017,668

Energy Equipment & Services (2.6%)
Cameron International Corp.	28,101	(b)	1,425,564
Ensco PLC, ADR	57,566	(c,d)	3,072,873
Hercules Offshore, Inc.	429,735	(b,d)	1,486,883
Oceaneering International, Inc.	16,111	(b)	1,186,253
Weatherford International Ltd.	150,991	(b,c)	3,442,595

Total			10,614,168

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.	23,956	(b)	1,147,492

Food Products (0.2%)
Tyson Foods, Inc., Class A	58,836		1,013,156

Health Care Equipment & Supplies (4.1%)
CR Bard, Inc.	18,344	(d)	1,683,429
Edwards Lifesciences Corp.	14,405	(b)	1,164,500
Gen-Probe, Inc.	76,339	(b)	4,454,381
Haemonetics Corp.	81,540	(b,d)	5,151,697
Hologic, Inc.	113,478	(b)	2,135,656
Masimo Corp.	67,983	(d)	1,976,266

Total			16,565,929

Health Care Providers & Services (1.6%)
Mednax, Inc.	35,784	(b,d)	2,407,905
Select Medical Holdings Corp.	305,313	(b,d)	2,231,838
WellCare Health Plans, Inc.	68,453	(b,d)	2,068,650

Total			6,708,393

Health Care Technology (0.6%)
Cerner Corp.	8,657	(b,d)	820,164
Emdeon, Inc., Class A	126,370	(b,d)	1,711,050

Total			2,531,214

Hotels, Restaurants & Leisure (3.7%)
China Lodging Group Ltd., ADR	56,761	(b,c,d)	1,236,822
Ctrip.com International Ltd., ADR	22,843	(b,c)	923,999
Gaylord Entertainment Co.	33,561	(b,d)	1,206,182
Marriott International, Inc., Class A	40,748	(d)	1,692,672
MGM Resorts International	211,360	(b,d)	3,138,697
Panera Bread Co., Class A	18,396	(b)	1,861,859
Scientific Games Corp., Class A	277,190	(b,d)	2,760,813
Starwood Hotels & Resorts Worldwide, Inc.	38,853	(d)	2,361,485

Total			15,182,529

Household Durables (0.6%)
Harman International Industries, Inc.	21,172	(b)	980,264
KB Home	122,034	(d)	1,646,238

Total			2,626,502

Household Products (0.2%)
Clorox Co.	10,470		662,542

Insurance (1.5%)
Hartford Financial Services Group, Inc.	79,249		2,099,306
Principal Financial Group, Inc.	118,478	(d)	3,857,644

Total			5,956,950

Internet & Catalog Retail (0.5%)
priceline.com, Inc.	5,382	(b)	2,150,378

See accompanying Notes to Portfolio of Investments.

256  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Mid Cap Growth Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Internet Software & Services (1.9%)
Akamai Technologies, Inc.	32,043	(b)	$1,507,623
GSI Commerce, Inc.	81,463	(b,d)	1,889,942
Limelight Networks, Inc.	589,249	(b,d)	3,423,537
OpenTable, Inc.	13,607	(b,d)	959,021

Total			7,780,123

IT Services (0.4%)
Alliance Data Systems Corp.	14,589	(b,d)	1,036,257
Teradata Corp.	19,174	(b)	789,202

Total			1,825,459

Leisure Equipment & Products (0.4%)
Leapfrog Enterprises, Inc.	265,747	(b)	1,474,896

Life Sciences Tools & Services (1.0%)
Illumina, Inc.	44,968	(b,d)	2,848,273
Life Technologies Corp.	23,674	(b)	1,313,907

Total			4,162,180

Machinery (1.7%)
Flowserve Corp.	11,847		1,412,399
Joy Global, Inc.	32,325		2,804,194
Kennametal, Inc.	73,359		2,894,746

Total			7,111,339

Marine (3.8%)
Diana Shipping, Inc.	184,267	(b,c)	2,214,889
DryShips, Inc.	1,961,192	(b,c)	10,786,556
Genco Shipping & Trading Ltd.	180,954	(b)	2,605,738

Total			15,607,183

Media (0.5%)
Sirius XM Radio, Inc.	1,311,321	(b,d)	2,150,566

Metals & Mining (4.2%)
AK Steel Holding Corp.	135,811		2,223,226
Alcoa, Inc.	212,228	(d)	3,266,189
Cliffs Natural Resources, Inc.	22,796	(d)	1,778,316
Freeport-McMoRan Copper & Gold, Inc.	6,869		824,898
Kinross Gold Corp.	109,941	(c)	2,084,481
Steel Dynamics, Inc.	72,090	(d)	1,319,247
United States Steel Corp.	74,999	(d)	4,381,442
Yamana Gold, Inc.	94,386	(c)	1,208,141

Total			17,085,940

Multiline Retail (1.0%)
Nordstrom, Inc.	55,537		2,353,658
Saks, Inc.	173,189	(b,d)	1,853,122

Total			4,206,780

Oil, Gas & Consumable Fuels (8.1%)
Alpha Natural Resources, Inc.	38,225	(b)	2,294,647
Arch Coal, Inc.	55,475		1,944,954
Clean Energy Fuels Corp.	309,038	(b,d)	4,277,086
Consol Energy, Inc.	71,604		3,489,979
Crude Carriers Corp.	263,421	(c)	4,367,519
Denbury Resources, Inc.	54,211	(b)	1,034,888
El Paso Corp.	144,141		1,983,380
Frontier Oil Corp.	167,196	(d)	3,011,200
Petrohawk Energy Corp.	86,339	(b)	1,575,687
Range Resources Corp.	59,715	(d)	2,685,981
Tesoro Corp.	116,060	(b,d)	2,151,752
The Williams Companies, Inc.	45,571		1,126,515
Western Refining, Inc.	283,791	(b,d)	3,002,509

Total			32,946,097

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	12,271		772,091

Personal Products (0.9%)
Avon Products, Inc.	120,591		3,504,374

Pharmaceuticals (2.4%)
Hospira, Inc.	66,365	(b)	3,695,867
Mylan, Inc.	195,887	(b)	4,139,092
Shire PLC, ADR	27,381	(c)	1,981,837

Total			9,816,796

Road & Rail (2.0%)
Con-way, Inc.	89,431	(d)	3,270,492
Landstar System, Inc.	85,286		3,491,608
Ryder System, Inc.	24,395		1,284,153

Total			8,046,253

Semiconductors & Semiconductor Equipment (12.8%)
Altera Corp.	80,834	(d)	2,876,074
Analog Devices, Inc.	34,020		1,281,533
Atheros Communications, Inc.	39,875	(b,d)	1,432,310
Broadcom Corp., Class A	38,452		1,674,585
Cree, Inc.	35,128	(b,d)	2,314,584
Evergreen Solar, Inc.	426,785	(b,d)	248,816
First Solar, Inc.	37,218	(b,d)	4,843,550
Formfactor, Inc.	540,650	(b,d)	4,800,972
JA Solar Holdings Co., Ltd., ADR	121,322	(b,c,d)	839,548
LSI Corp.	328,148	(b)	1,965,607
Marvell Technology Group Ltd.	100,043	(b,c)	1,855,798
Mellanox Technologies Ltd.	174,885	(b,c)	4,576,740
MEMC Electronic Materials, Inc.	31,411	(b)	353,688
Netlogic Microsystems, Inc.	56,447	(b,d)	1,773,000
NVIDIA Corp.	119,993	(b)	1,847,892
PMC — Sierra, Inc.	1,929,481	(b,d)	16,574,241
SunPower Corp., Class A	81,642	(b,d)	1,047,467
Xilinx, Inc.	65,546	(d)	1,899,523

Total			52,205,928

Software (3.9%)
CommVault Systems, Inc.	42,556	(b)	1,217,953
NetSuite, Inc.	174,056	(b,d)	4,351,400
Red Hat, Inc.	22,026	(b)	1,005,487
Rovi Corp.	15,310	(b,d)	949,373
Salesforce.com, Inc.	13,076	(b)	1,726,032
Symantec Corp.	111,663	(b)	1,869,239
TIBCO Software, Inc.	233,880	(b)	4,609,774

Total			15,729,258

Specialty Retail (5.0%)
Abercrombie & Fitch Co., Class A	57,153		3,293,727
Dick’s Sporting Goods, Inc.	90,446	(b)	3,391,726
GameStop Corp., Class A	107,656	(b,d)	2,463,169
PetSmart, Inc.	86,777	(d)	3,455,461
Rent-A-Center, Inc.	49,164		1,587,014
Rue21, Inc.	109,882	(b,d)	3,220,641
Tiffany & Co.	30,731	(d)	1,913,619
Urban Outfitters, Inc.	28,000	(b,d)	1,002,680

Total			20,328,037

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.	38,983		2,156,150
Lululemon Athletica, Inc.	9,582	(b,c,d)	655,600
Phillips-Van Heusen Corp.	36,441		2,296,148

Total			5,107,898

Thrifts & Mortgage Finance (1.8%)
MGIC Investment Corp.	363,622	(b,d)	3,705,308
Radian Group, Inc.	452,441	(d)	3,651,199

Total			7,356,507

Trading Companies & Distributors (0.4%)
RSC Holdings, Inc.	167,799	(b)	1,634,362

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A	27,540	(b)	1,422,166
NII Holdings, Inc.	39,112	(b)	1,746,742

Total			3,168,908

Total Common Stocks
(Cost: $335,139,175)			$396,429,198

Money Market Fund (3.0%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	12,143,688	(e)	$12,143,688

Total Money Market Fund
(Cost: $12,143,688)			$12,143,688

Investments of Cash Collateral Received
for Securities on Loan (26.9%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (9.6%)
Bank of Nova Scotia
05-12-11	0.280%	$4,000,000	$4,000,000
Barclays Bank PLC
02-23-11	0.380	5,000,000	5,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  257

Portfolio of Investments (continued)

RiverSource VP – Mid Cap Growth Fund

Investments of Cash Collateral Received
for Securities on Loan (continued)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (cont.)
Canadian Imperial Bank
01-07-11	0.300%	$2,000,000	$2,000,000
Credit Agricole
04-21-11	0.400	2,000,050	2,000,050
Credit Industrial et Commercial
02-22-11	0.395	3,000,000	3,000,000
03-07-11	0.400	2,000,000	2,000,000
KBC Bank NV
01-24-11	0.450	2,000,000	2,000,000
Landesbank Hessen Thuringen
01-03-11	0.300	3,000,013	3,000,013
N.V. Bank Nederlandse Gemeenten
01-27-11	0.330	3,000,000	3,000,000
National Bank of Canada
03-21-11	0.400	2,000,000	2,000,000
Norinchukin Bank
01-25-11	0.330	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	3,000,038	3,000,038
04-21-11	0.510	2,000,000	2,000,000
Westpac Banking Corp.
05-09-11	0.290	2,000,000	2,000,000

Total			39,000,101

Commercial Paper (2.4%)
ASB Finance Ltd.
05-03-11	0.391	2,994,345	2,994,345
Ebbets Funding LLC
01-10-11	0.500	1,999,139	1,999,139
Grampian Funding LLC
01-13-11	0.280	4,998,794	4,998,794

Total			9,992,278

Other Short-Term Obligations (1.0%)
Natixis Financial Products LLC
01-03-11	0.500	4,000,000	4,000,000

Repurchase Agreements (13.9%)(f)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$7,001,808	0.300%	$7,000,000	$7,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,167	0.400	5,000,000	5,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$7,958,079	0.280	7,957,893	7,957,893
Morgan Stanley dated 01-21-10, matures 01-14-11, repurchase price
$7,000,953	0.350	7,000,000	7,000,000
Morgan Stanley dated 04-15-10, matures 01-31-11, repurchase price
$20,006,028	0.350	20,000,000	20,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$10,000,250	0.300	10,000,000	10,000,000

Total			56,957,893

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $109,950,272)			$109,950,272

Total Investments in Securities
(Cost: $457,233,135)			$518,523,158

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 10.63% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$35,278
Archer Daniels	362,928
ASB Finance Ltd	429,970
Banco Bilbao Vizcaya	1,160,686
Banco Bilbao Vizcaya Argentaria/New York NY	17,164
BP Capital Markets	215,702
BPCE	155,079
Central American Bank	1,344

258  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
Commonwealth Bank of Australia	$218,355
Credit Agricole NA	358
Danske Corp	537,188
Electricite De France	889,535
European Investment Bank	1,196,892
Gdz Suez	184,768
Golden Funding Corp	12,720
Ing (US) Funding LLC	56
Natexis Banques	138,136
Nationwide Building	861,183
Natixis NY	67,199
Natixis US Finance Co	1,120
Prudential PLC	259,798
Silver Tower US Fund	3,360
Skandin Ens Banken	33,626
Societe Gen No Amer	559,715
Societe Generale NY	7,279
UBS Ag Stamford	561

Total market value of collateral securities	$7,350,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$4,236,891
Ginnie Mae I Pool	3,880,160

Total market value of collateral securities	$8,117,051

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  259

Portfolio of Investments (continued)

RiverSource VP – Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

Morgan Stanley (0.350%)
Security description	Value(a)
Argento Variable Fund	$430,582
Federal Home Loan Banks	3,570,025
Ginnie Mae I Pool	2,759,703
Landesbank	403,547

Total market value of collateral securities	$7,163,857

Morgan Stanley (0.350%)
Security description	Value(a)
Can Ast & Can Ltd	$198,866
Federal Home Loan Banks	2,573,290
Federal Home Loan Mortgage Corp	11,088,004
Google	6,642,430
Starbird Funding Corp	95,914

Total market value of collateral securities	$20,598,504

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$366,530
Capital One Multi-Asset Execution Trust	1,340,986
Chase Issuance Trust	359,448
Citibank Credit Card Issuance Trust	839,707
Citibank Omni Master Trust	811,451
Discover Card Master Trust I	489,684
First Franklin Mortgage Loan Asset Backed Certificates	296,317
First National Master Note Trust	441,456
Ford Credit Auto Owner Trust	76,459
Freddie Mac Gold Pool	820,950
GS Mortgage Securities Corp II	333,580
HSBC Home Equity Loan Trust	939,005
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,018,571
Nelnet Student Loan Trust	420,888
SLC Student Loan Trust	674,070
SLM Student Loan Trust	1,024,500
Structured Asset Investment Loan Trust	75,576
Wells Fargo Home Equity Trust	146,732

Total market value of collateral securities	$10,475,910

260  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Mid Cap Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$396,429,198	$—	$—	$396,429,198

Total Equity Securities	396,429,198	—	—	396,429,198

Other
Affiliated Money Market Fund(c)	12,143,688	—	—	12,143,688
Investments of Cash Collateral Received for Securities on Loan	—	109,950,272	—	109,950,272

Total Other	12,143,688	109,950,272	—	122,093,960

Total	$408,572,886	$109,950,272	$—	$518,523,158

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  261

Portfolio of Investments (continued)

RiverSource VP – Mid Cap Growth Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

262  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
RiverSource VP – Mid Cap Value Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.8%)
Issuer	Shares		Value(a)

Aerospace & Defense (1.1%)
Goodrich Corp.	108,545		$9,559,558

Airlines (1.2%)
AMR Corp.	169,200	(b,d)	1,318,068
Delta Air Lines, Inc.	255,372	(b)	3,217,687
U.S. Airways Group, Inc.	211,756	(b,d)	2,119,678
United Continental Holdings, Inc.	158,413	(b,d)	3,773,397

Total			10,428,830

Auto Components (0.2%)
TRW Automotive Holdings Corp.	31,245	(b,d)	1,646,612

Automobiles (0.4%)
Ford Motor Co.	189,963	(b,d)	3,189,479

Building Products (0.7%)
AO Smith Corp.	159,872	(d)	6,087,926

Capital Markets (1.2%)
Artio Global Investors, Inc.	116,320	(d)	1,715,720
Invesco Ltd.	372,771		8,968,870

Total			10,684,590

Chemicals (4.9%)
Agrium, Inc.	73,447	(c,d)	6,738,762
Eastman Chemical Co.	142,088		11,946,759
Huntsman Corp.	484,739	(d)	7,566,776
Lubrizol Corp.	66,426		7,099,611
PPG Industries, Inc.	108,129	(d)	9,090,405

Total			42,442,313

Commercial Banks (6.1%)
CIT Group, Inc.	395,026	(b)	18,605,724
Comerica, Inc.	154,442	(d)	6,523,630
Cullen/Frost Bankers, Inc.	43,070	(d)	2,632,438
Fifth Third Bancorp	550,325		8,078,770
Huntington Bancshares, Inc.	429,096		2,947,890
KeyCorp	421,958		3,734,328
SunTrust Banks, Inc.	223,884	(d)	6,606,817
TCF Financial Corp.	186,907	(d)	2,768,093

Total			51,897,690

Commercial Services & Supplies (0.5%)
Ritchie Bros Auctioneers, Inc.	194,126	(c,d)	4,474,604

Computers & Peripherals (0.7%)
Western Digital Corp.	165,646	(b)	5,615,399

Construction & Engineering (3.4%)
Chicago Bridge & Iron Co. NV	248,235	(b,c)	8,166,932
Fluor Corp.	78,048	(d)	5,171,460
Foster Wheeler AG	160,220	(b,c)	5,530,794
Jacobs Engineering Group, Inc.	110,313	(b,d)	5,057,851
KBR, Inc.	157,629	(d)	4,802,956

Total			28,729,993

Construction Materials (0.6%)
Cemex SAB de CV, ADR	474,687	(b,c,d)	5,083,898

Containers & Packaging (0.2%)
Smurfit-Stone Container Corp.	57,006	(b)	1,459,354

Diversified Consumer Services (1.4%)
Apollo Group, Inc., Class A	58,076	(b)	2,293,421
Capella Education Co.	32,446	(b,d)	2,160,255
Career Education Corp.	128,646	(b,d)	2,666,832
Corinthian Colleges, Inc.	237,910	(b,d)	1,239,511
DeVry, Inc.	44,250	(d)	2,123,115
ITT Educational Services, Inc.	24,835	(b,d)	1,581,741

Total			12,064,875

Diversified Financial Services (0.3%)
Pico Holdings, Inc.	93,581	(b,d)	2,975,876

Diversified Telecommunication Services (2.2%)
CenturyLink, Inc.	102,613	(d)	4,737,642
Qwest Communications International, Inc.	782,393		5,954,011
Windstream Corp.	571,786	(d)	7,970,697

Total			18,662,350

Electric Utilities (2.0%)
Allegheny Energy, Inc.	249,953		6,058,861
Pepco Holdings, Inc.	367,187	(d)	6,701,162
Pinnacle West Capital Corp.	111,875	(d)	4,637,219

Total			17,397,242

Electrical Equipment (3.2%)
Babcock & Wilcox Co.	184,281	(b)	4,715,751
Cooper Industries PLC	278,582	(d)	16,238,544
Rockwell Automation, Inc.	91,694		6,575,377

Total			27,529,672

Electronic Equipment, Instruments & Components (1.1%)
Avnet, Inc.	293,996	(b)	9,710,688

Energy Equipment & Services (4.2%)
Cameron International Corp.	120,468	(b)	6,111,342
Helix Energy Solutions Group, Inc.	288,951	(b,d)	3,507,865
McDermott International, Inc.	543,744	(b)	11,250,063
Nabors Industries Ltd.	362,778	(b,c)	8,510,772
Noble Corp.	107,025	(c,d)	3,828,284
Oceaneering International, Inc.	42,292	(b,d)	3,113,960

Total			36,322,286

Gas Utilities (0.2%)
Questar Corp.	96,490		1,679,891

Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.	999,366	(b)	7,565,201

Health Care Providers & Services (1.8%)
CIGNA Corp.	293,953		10,776,317
Universal Health Services, Inc., Class B	114,611	(d)	4,976,410

Total			15,752,727

Hotels, Restaurants & Leisure (1.7%)
Penn National Gaming, Inc.	278,689	(b,d)	9,795,918
Royal Caribbean Cruises Ltd.	106,154	(b)	4,989,238

Total			14,785,156

Household Durables (1.3%)
DR Horton, Inc.	153,885	(d)	1,835,848
KB Home	69,051	(d)	931,498
Lennar Corp., Class A	86,511	(d)	1,622,081
Mohawk Industries, Inc.	76,586	(b,d)	4,347,022
Stanley Black & Decker, Inc.	39,899		2,668,046

Total			11,404,495

Insurance (8.1%)
AON Corp.	48,673		2,239,445
Assurant, Inc.	146,096		5,627,618
Axis Capital Holdings Ltd.	190,184		6,823,802
Everest Re Group Ltd.	79,989	(c)	6,784,667
Lincoln National Corp.	342,354		9,520,864
PartnerRe Ltd.	88,901	(c)	7,143,195
Transatlantic Holdings, Inc.	77,130		3,981,451
XL Group PLC	1,239,657		27,049,315

Total			69,170,357

IT Services (0.6%)
Computer Sciences Corp.	100,325	(d)	4,976,120

Leisure Equipment & Products (1.3%)
Hasbro, Inc.	230,972		10,897,259

Life Sciences Tools & Services (3.6%)
Agilent Technologies, Inc.	407,821	(b)	16,896,024
Life Technologies Corp.	255,149	(b)	14,160,770

Total			31,056,794

Machinery (5.3%)
AGCO Corp.	168,099	(b,d)	8,515,895
Eaton Corp.	123,961		12,583,281
Ingersoll-Rand PLC	74,260	(c)	3,496,903
Navistar International Corp.	83,416	(b,d)	4,830,621
Parker Hannifin Corp.	69,189		5,971,011
Terex Corp.	186,473	(b,d)	5,788,122
The Manitowoc Co., Inc.	313,121	(d)	4,105,016

Total			45,290,849

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  263

Portfolio of Investments (continued)

RiverSource VP – Mid Cap Value Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Media (2.2%)
Liberty Media Corp. — Starz, Series A	55,684	(b,d,f)	$3,701,872
National CineMedia, Inc.	436,134	(d)	8,683,429
Regal Entertainment Group, Class A	518,449	(d)	6,086,591

Total			18,471,892

Metals & Mining (2.1%)
Cliffs Natural Resources, Inc.	42,694		3,330,559
Freeport-McMoRan Copper & Gold, Inc.	75,890		9,113,630
Steel Dynamics, Inc.	166,717		3,050,921
United States Steel Corp.	36,861	(d)	2,153,420

Total			17,648,530

Multiline Retail (2.6%)
Macy’s, Inc.	534,336		13,518,701
Nordstrom, Inc.	205,285	(d)	8,699,978

Total			22,218,679

Multi-Utilities (3.4%)
CenterPoint Energy, Inc.	412,901		6,490,804
DTE Energy Co.	191,226	(d)	8,666,362
Sempra Energy	98,407		5,164,399
Wisconsin Energy Corp.	148,836		8,760,487

Total			29,082,052

Oil, Gas & Consumable Fuels (7.0%)
Alpha Natural Resources, Inc.	166,541	(b)	9,997,456
El Paso Corp.	448,154		6,166,599
Enbridge, Inc.	196,156	(c)	11,063,198
EQT Corp.	84,282		3,779,205
Newfield Exploration Co.	206,853	(b,d)	14,916,170
Pioneer Natural Resources Co.	34,924		3,032,102
QEP Resources, Inc.	50,090		1,818,768
Southwestern Energy Co.	58,538	(b)	2,191,077
Ultra Petroleum Corp.	39,524	(b,d)	1,888,061
Whiting Petroleum Corp.	41,578	(b)	4,872,526

Total			59,725,162

Paper & Forest Products (1.2%)
Domtar Corp.	61,973	(c)	4,704,990
Louisiana-Pacific Corp.	611,246	(b,d)	5,782,387

Total			10,487,377

Pharmaceuticals (4.0%)
Forest Laboratories, Inc.	249,092	(b)	7,965,962
Hospira, Inc.	73,546	(b)	4,095,777
Mylan, Inc.	705,292	(b)	14,902,820
Watson Pharmaceuticals, Inc.	141,195	(b,d)	7,292,722

Total			34,257,281

Real Estate Investment Trusts (REITs) (2.8%)
AvalonBay Communities, Inc.	25,840		2,908,292
Boston Properties, Inc.	25,695		2,212,340
Equity Residential	63,312	(d)	3,289,058
Pebblebrook Hotel Trust	97,593		1,983,090
ProLogis	421,399		6,085,002
Rayonier, Inc.	71,620	(d)	3,761,482
Ventas, Inc.	74,981	(d)	3,935,003

Total			24,174,267

Road & Rail (1.7%)
Con-way, Inc.	49,872	(d)	1,823,819
JB Hunt Transport Services, Inc.	31,889	(d)	1,301,390
Kansas City Southern	170,517	(b,d)	8,160,944
Knight Transportation, Inc.	29,951	(d)	569,069
Landstar System, Inc.	26,648	(d)	1,090,969
Old Dominion Freight Line, Inc.	34,900	(b,d)	1,116,451
Werner Enterprises, Inc.	38,568	(d)	871,637

Total			14,934,279

Semiconductors & Semiconductor Equipment (2.8%)
LSI Corp.	2,840,532	(b)	17,014,786
Microchip Technology, Inc.	133,103	(d)	4,553,454
NXP Semiconductor NV	128,347	(b,c)	2,686,303

Total			24,254,543

Software (2.8%)
Autodesk, Inc.	116,103	(b,d)	4,435,135
BMC Software, Inc.	146,053	(b,d)	6,884,938
Check Point Software Technologies Ltd.	270,580	(b,c)	12,517,031

Total			23,837,104

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	108,565		6,256,601

Textiles, Apparel & Luxury Goods (0.9%)
VF Corp.	85,711	(d)	7,386,574

Tobacco (3.0%)
Lorillard, Inc.	313,278		25,707,593

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	347,498	(b,d)	1,469,917

Total Common Stocks
(Cost: $684,011,552)			$838,453,935

Money Market Fund (2.7%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	22,881,343	(e)	$22,881,343

Total Money Market Fund
(Cost: $22,881,343)			$22,881,343

Investments of Cash Collateral Received
for Securities on Loan (11.9%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (4.8%)
Credit Industrial et Commercial
02-22-11	0.395%	$4,000,000	$4,000,000
Development Bank of Singapore Ltd.
01-25-11	0.310	5,000,000	5,000,000
DZ Bank AG
01-18-11	0.330	3,000,000	3,000,000
02-10-11	0.400	2,000,000	2,000,000
KBC Bank NV
01-20-11	0.450	5,000,000	5,000,000
Landesbank Hessen Thuringen
01-03-11	0.300	3,000,013	3,000,013
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	5,000,000	5,000,000
Norinchukin Bank
01-25-11	0.330	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	4,000,051	4,000,051
United Overseas Bank Ltd.
01-18-11	0.330	5,000,000	5,000,000

Total			41,000,064

Commercial Paper (0.2%)
Suncorp Metway Ltd.
01-10-11	0.400	1,999,267	1,999,267

Other Short-Term Obligations (0.2%)
Natixis Financial Products LLC
01-03-11	0.500	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (6.7%)(g)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$5,001,292	0.300%	$5,000,000	$5,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$20,000,667	0.400	20,000,000	20,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$2,947,932	0.280	2,947,863	2,947,863
Merrill Lynch Government Securities Income dated 12-31-10, matures 01-03-11, repurchase price
$7,000,146	0.250	7,000,000	7,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$13,000,271	0.250	13,000,000	13,000,000
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000

See accompanying Notes to Portfolio of Investments.

264  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Mid Cap Value Fund

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (cont.)
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$4,000,117	0.350%	$4,000,000	$4,000,000

Total			56,947,863

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $101,947,194)			$101,947,194

Total Investments in Securities
(Cost: $808,840,089)			$963,282,472

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 10.58% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$25,198
Archer Daniels	259,234
ASB Finance Ltd	307,122
Banco Bilbao Vizcaya	829,061
Banco Bilbao Vizcaya Argentaria/New York NY	12,260
BP Capital Markets	154,073
BPCE	110,771
Central American Bank	960
Commonwealth Bank of Australia	155,968
Credit Agricole NA	255
Danske Corp	383,706
Electricite De France	635,382
European Investment Bank	854,923
Gdz Suez	131,977
Golden Funding Corp	9,086
Ing (US) Funding LLC	40
Natexis Banques	98,669
Nationwide Building	615,131

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  265

Portfolio of Investments (continued)

RiverSource VP – Mid Cap Value Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
Natixis NY	$47,999
Natixis US Finance Co	800
Prudential PLC	185,570
Silver Tower US Fund	2,400
Skandin Ens Banken	24,018
Societe Gen No Amer	399,797
Societe Generale NY	5,199
UBS Ag Stamford	401

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180
United States Treasury Inflation Indexed Bonds	60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$1,569,483
Ginnie Mae I Pool	1,437,338

Total market value of collateral securities	$3,006,821

Merrill Lynch Government Securities Income (0.250%)
Security description	Value(a)
Fannie Mae REMICS	$1,344,448
Freddie Mac REMICS	5,795,564

Total market value of collateral securities	$7,140,012

266  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Mid Cap Value Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value(a)
Federal Home Loan Banks	$1,203,351
Federal Home Loan Mortgage Corp	700,625
Federal National Mortgage Association	779,790
Government National Mortgage Association	10,576,272

Total market value of collateral securities	$13,260,038

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Natixis Financial Products, Inc. (0.350%)
Security description	Value(a)
Fannie Mae Interest Strip	$183,560
Fannie Mae Pool	72,465
Fannie Mae REMICS	1,406,953
Freddie Mac Gold Pool	14,758
Freddie Mac Non Gold Pool	18,984
Freddie Mac REMICS	1,639,991
Freddie Mac Strips	136,614
Government National Mortgage Association	16,935
United States Treasury Note/Bond	589,859

Total market value of collateral securities	$4,080,119

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  267

Portfolio of Investments (continued)

RiverSource VP – Mid Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between n investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$838,453,935	$—	$—	$838,453,935

Total Equity Securities	838,453,935	—	—	838,453,935

Other
Affiliated Money Market Fund(c)	22,881,343	—	—	22,881,343
Investments of Cash Collateral Received for Securities on Loan	—	101,947,194	—	101,947,194

Total Other	22,881,343	101,947,194	—	124,828,537

Total	$861,335,278	$101,947,194	$—	$963,282,472

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

268  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Mid Cap Value Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  269

Portfolio of Investments
RiverSource VP – S&P 500 Index Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (98.9%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.6%)
General Dynamics Corp.	7,089	(d)	$503,035
Goodrich Corp.	2,350		206,965
Honeywell International, Inc.	14,585		775,339
ITT Corp.	3,436		179,050
L-3 Communications Holdings, Inc.	2,130	(d)	150,144
Lockheed Martin Corp.	5,515		385,554
Northrop Grumman Corp.	5,451		353,116
Precision Castparts Corp.	2,676	(d)	372,526
Raytheon Co.	6,804		315,297
Rockwell Collins, Inc.	2,934		170,935
The Boeing Co.	13,714		894,975
United Technologies Corp.	17,273		1,359,730

Total			5,666,666

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	3,131	(d)	251,075
Expeditors International of Washington, Inc.	3,958		216,107
FedEx Corp.	5,909	(d)	549,596
United Parcel Service, Inc., Class B	18,510		1,343,456

Total			2,360,234

Airlines (0.1%)
Southwest Airlines Co.	13,973	(d)	181,370

Auto Components (0.2%)
Johnson Controls, Inc.	12,606		481,549
The Goodyear Tire & Rubber Co.	4,542	(b,d)	53,823

Total			535,372

Automobiles (0.6%)
Ford Motor Co.	70,097	(b,d)	1,176,928
Harley-Davidson, Inc.	4,407	(d)	152,791

Total			1,329,719

Beverages (2.5%)
Brown-Forman Corp., Class B	1,939	(d)	134,993
Coca-Cola Enterprises, Inc.	6,330	(d)	158,440
Constellation Brands, Inc., Class A	3,358	(b)	74,380
Dr Pepper Snapple Group, Inc.	4,271	(d)	150,168
Molson Coors Brewing Co., Class B	2,981	(d)	149,616
PepsiCo, Inc.	29,664		1,937,949
The Coca-Cola Co.	43,442		2,857,181

Total			5,462,727

Biotechnology (1.3%)
Amgen, Inc.	17,676	(b)	970,412
Biogen Idec, Inc.	4,441	(b,d)	297,769
Celgene Corp.	8,791	(b)	519,900
Cephalon, Inc.	1,422	(b,d)	87,766
Genzyme Corp.	4,834	(b)	344,181
Gilead Sciences, Inc.	15,203	(b)	550,957

Total			2,770,985

Building Products (—%)
Masco Corp.	6,701		84,835

Capital Markets (2.5%)
Ameriprise Financial, Inc.	4,653	(g)	267,780
E*Trade Financial Corp.	3,733	(b,d)	59,728
Federated Investors, Inc., Class B	1,705	(d)	44,620
Franklin Resources, Inc.	2,711		301,490
Invesco Ltd.	8,649		208,095
Janus Capital Group, Inc.	3,451	(d)	44,759
Legg Mason, Inc.	2,881	(d)	104,494
Morgan Stanley	28,306		770,207
Northern Trust Corp.	4,537	(d)	251,395
State Street Corp.	9,413	(e)	436,198
T Rowe Price Group, Inc.	4,812	(d)	310,566
The Bank of New York Mellon Corp.	23,197		700,550
The Charles Schwab Corp.	18,568	(d)	317,698
The Goldman Sachs Group, Inc.	9,592		1,612,992

Total			5,430,572

Chemicals (2.1%)
Air Products & Chemicals, Inc.	3,995		363,345
Airgas, Inc.	1,417		88,506
CF Industries Holdings, Inc.	1,339		180,966
Eastman Chemical Co.	1,370	(d)	115,190
Ecolab, Inc.	4,363		219,982
EI du Pont de Nemours & Co.	17,072		851,551
FMC Corp.	1,373		109,689
International Flavors & Fragrances, Inc.	1,508		83,830
Monsanto Co.	10,056		700,300
PPG Industries, Inc.	3,071	(d)	258,179
Praxair, Inc.	5,722	(d)	546,279
Sigma-Aldrich Corp.	2,266	(d)	150,825
The Dow Chemical Co.	21,718		741,453
The Sherwin-Williams Co.	1,671		139,946

Total			4,550,041

Commercial Banks (3.0%)
BB&T Corp.	12,995		341,639
Comerica, Inc.	3,303	(d)	139,519
Fifth Third Bancorp	14,920		219,026
First Horizon National Corp.	4,876	(b,d)	57,437
Huntington Bancshares, Inc.	16,157		110,999
KeyCorp	16,462		145,689
M&T Bank Corp.	2,239		194,905
Marshall & Ilsley Corp.	9,903		68,529
PNC Financial Services Group, Inc.	9,823		596,453
Regions Financial Corp.	23,503		164,521
SunTrust Banks, Inc.	9,332	(d)	275,387
U.S. Bancorp	35,923	(d)	968,842
Wells Fargo & Co.	98,212		3,043,589
Zions Bancorporation	3,327		80,613

Total			6,407,148

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	2,044		86,543
Cintas Corp.	2,356		65,874
Iron Mountain, Inc.	3,741		93,562
Pitney Bowes, Inc.	3,794	(d)	91,739
Republic Services, Inc.	5,735		171,247
RR Donnelley & Sons Co.	3,882		67,819
Stericycle, Inc.	1,618	(b,d)	130,929
Waste Management, Inc.	8,924		329,027

Total			1,036,740

Communications Equipment (2.2%)
Cisco Systems, Inc.	103,742	(b)	2,098,701
F5 Networks, Inc.	1,500	(b)	195,240
Harris Corp.	2,421	(d)	109,671
JDS Uniphase Corp.	4,173	(b,d)	60,425
Juniper Networks, Inc.	9,807	(b,d)	362,074
Motorola Solutions, Inc.	43,985	(b)	398,944
QUALCOMM, Inc.	30,281		1,498,607
Tellabs, Inc.	6,918		46,904

Total			4,770,566

Computers & Peripherals (4.4%)
Apple, Inc.	17,158	(b,e)	5,534,485
Dell, Inc.	31,420	(b)	425,741
EMC Corp.	38,551	(b)	882,818
Hewlett-Packard Co.	42,441		1,786,766
Lexmark International, Inc., Class A	1,488	(b)	51,812
NetApp, Inc.	6,742	(b,d)	370,540
QLogic Corp.	1,997	(b)	33,989
SanDisk Corp.	4,411	(b)	219,932
Western Digital Corp.	4,278	(b)	145,024

Total			9,451,107

Construction & Engineering (0.2%)
Fluor Corp.	3,339	(d)	221,242
Jacobs Engineering Group, Inc.	2,364	(b,d)	108,389
Quanta Services, Inc.	4,030	(b,d)	80,278

Total			409,909

See accompanying Notes to Portfolio of Investments.

270  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Construction Materials (—%)
Vulcan Materials Co.	2,412	(d)	$106,996

Consumer Finance (0.7%)
American Express Co.	19,614		841,833
Capital One Financial Corp.	8,527		362,909
Discover Financial Services	10,196		188,932
SLM Corp.	9,103	(b)	114,607

Total			1,508,281

Containers & Packaging (0.2%)
Ball Corp.	1,649	(d)	112,215
Bemis Co., Inc.	2,043	(d)	66,724
Owens-Illinois, Inc.	3,052	(b)	93,696
Sealed Air Corp.	3,008	(d)	76,554

Total			349,189

Distributors (0.1%)
Genuine Parts Co.	2,973		152,634

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	2,388	(b)	94,302
DeVry, Inc.	1,173	(d)	56,281
H&R Block, Inc.	5,775	(d)	68,780

Total			219,363

Diversified Financial Services (4.2%)
Bank of America Corp.	188,721		2,517,538
Citigroup, Inc.	543,617	(b)	2,571,308
CME Group, Inc.	1,268		407,979
IntercontinentalExchange, Inc.	1,344	(b,d)	160,138
JPMorgan Chase & Co.	73,159		3,103,405
Leucadia National Corp.	3,664	(d)	106,916
Moody’s Corp.	3,796		100,746
NYSE Euronext	4,897		146,812
The NASDAQ OMX Group, Inc.	2,813	(b,d)	66,696

Total			9,181,538

Diversified Telecommunication Services (2.8%)
AT&T, Inc.	110,575		3,248,693
CenturyLink, Inc.	5,685	(d)	262,476
Frontier Communications Corp.	18,606		181,036
Qwest Communications International, Inc.	32,591		248,018
Verizon Communications, Inc.	52,918		1,893,406
Windstream Corp.	9,058	(d)	126,269

Total			5,959,898

Electric Utilities (1.8%)
Allegheny Energy, Inc.	3,171		76,865
American Electric Power Co., Inc.	8,973		322,849
Duke Energy Corp.	24,776		441,261
Edison International	6,111	(d)	235,885
Entergy Corp.	3,396		240,539
Exelon Corp.	12,373	(d)	515,212
FirstEnergy Corp.	5,701	(d)	211,051
NextEra Energy, Inc.	7,777		404,326
Northeast Utilities	3,288		104,821
Pepco Holdings, Inc.	4,185	(d)	76,376
Pinnacle West Capital Corp.	2,015	(d)	83,522
PPL Corp.	9,042		237,985
Progress Energy, Inc.	5,461		237,444
Southern Co.	15,692		599,905

Total			3,788,041

Electrical Equipment (0.5%)
Emerson Electric Co.	14,067		804,210
Rockwell Automation, Inc.	2,670	(d)	191,466
Roper Industries, Inc.	1,779		135,969

Total			1,131,645

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	3,288		173,541
Corning, Inc.	29,234	(d)	564,800
FLIR Systems, Inc.	2,949	(b,d)	87,733
Jabil Circuit, Inc.	3,673		73,791
Molex, Inc.	2,581		58,640

Total			958,505

Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	8,082	(d)	462,048
Cameron International Corp.	4,530	(b)	229,807
Diamond Offshore Drilling, Inc.	1,312		87,733
FMC Technologies, Inc.	2,240	(b,d)	199,158
Halliburton Co.	17,002		694,192
Helmerich & Payne, Inc.	1,971	(d)	95,554
Nabors Industries Ltd.	5,365	(b,c)	125,863
National Oilwell Varco, Inc.	7,840		527,240
Rowan Companies, Inc.	2,340	(b)	81,689
Schlumberger Ltd.	25,516		2,130,587

Total			4,633,871

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	8,090	(d)	584,179
CVS Caremark Corp.	25,443		884,653
Safeway, Inc.	6,968	(d)	156,710
SUPERVALU, Inc.	3,955	(d)	38,087
SYSCO Corp.	10,947		321,842
The Kroger Co.	11,955		267,314
Walgreen Co.	17,320		674,787
Wal-Mart Stores, Inc.	36,648		1,976,426
Whole Foods Market, Inc.	2,762	(b)	139,730

Total			5,043,728

Food Products (1.7%)
Archer-Daniels-Midland Co.	11,960		359,757
Campbell Soup Co.	3,584	(d)	124,544
ConAgra Foods, Inc.	8,235	(d)	185,946
Dean Foods Co.	3,409	(b)	30,136
General Mills, Inc.	11,963		425,763
HJ Heinz Co.	5,984	(d)	295,969
Hormel Foods Corp.	1,293		66,279
Kellogg Co.	4,749		242,579
Kraft Foods, Inc., Class A	32,706		1,030,565
McCormick & Co., Inc.	2,494		116,046
Mead Johnson Nutrition Co.	3,840		239,040
Sara Lee Corp.	11,986		209,875
The Hershey Co.	2,917		137,537
The JM Smucker Co.	2,235		146,728
Tyson Foods, Inc., Class A	5,570		95,915

Total			3,706,679

Gas Utilities (0.1%)
Nicor, Inc.	831		41,484
Oneok, Inc.	1,982		109,941

Total			151,425

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	10,929		553,226
Becton Dickinson and Co.	4,295	(d)	363,013
Boston Scientific Corp.	28,445	(b)	215,329
CareFusion Corp.	4,190	(b,d)	107,683
CR Bard, Inc.	1,743		159,955
DENTSPLY International, Inc.	2,635	(d)	90,038
Intuitive Surgical, Inc.	725	(b)	186,869
Medtronic, Inc.	20,203		749,329
St. Jude Medical, Inc.	6,412	(b)	274,113
Stryker Corp.	6,376	(d)	342,391
Varian Medical Systems, Inc.	2,222	(b,d)	153,940
Zimmer Holdings, Inc.	3,719	(b)	199,636

Total			3,395,522

Health Care Providers & Services (1.9%)
Aetna, Inc.	7,512		229,191
AmerisourceBergen Corp.	5,162	(d)	176,127
Cardinal Health, Inc.	6,523		249,896
CIGNA Corp.	5,069		185,830
Coventry Health Care, Inc.	2,797	(b)	73,841
DaVita, Inc.	1,806	(b)	125,499
Express Scripts, Inc.	9,850	(b)	532,393
Humana, Inc.	3,169	(b)	173,471
Laboratory Corp. of America Holdings	1,899	(b,d)	166,960
McKesson Corp.	4,723		332,405
Medco Health Solutions, Inc.	7,938	(b,d)	486,361
Patterson Companies, Inc.	1,797	(d)	55,042
Quest Diagnostics, Inc.	2,631		141,995
Tenet Healthcare Corp.	9,091	(b)	60,819
UnitedHealth Group, Inc.	20,568		742,710
WellPoint, Inc.	7,375	(b)	419,343

Total			4,151,883

Health Care Technology (0.1%)
Cerner Corp.	1,346	(b,d)	127,520

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp. Unit	8,040		370,724
Darden Restaurants, Inc.	2,612	(d)	121,301
International Game Technology	5,569	(d)	98,516
Marriott International, Inc., Class A	5,398	(d)	224,233
McDonald’s Corp.	19,768		1,517,391
Starbucks Corp.	13,869	(d)	445,611
Starwood Hotels & Resorts Worldwide, Inc.	3,567		216,802
Wyndham Worldwide Corp.	3,282		98,329

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  271

Portfolio of Investments (continued)  RiverSource VP – S&P 500 Index Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Hotels, Restaurants & Leisure (cont.)
Wynn Resorts Ltd.	1,426	(d)	$148,076
Yum! Brands, Inc.	8,792		431,248

Total			3,672,231

Household Durables (0.4%)
DR Horton, Inc.	5,228	(d)	62,370
Fortune Brands, Inc.	2,833	(d)	170,688
Harman International Industries, Inc.	1,318	(b)	61,023
Leggett & Platt, Inc.	2,765		62,931
Lennar Corp., Class A	2,969	(d)	55,669
Newell Rubbermaid, Inc.	5,442		98,936
Pulte Group, Inc.	6,279	(b,d)	47,218
Stanley Black & Decker, Inc.	3,088		206,495
Whirlpool Corp.	1,443	(d)	128,182

Total			893,512

Household Products (2.2%)
Clorox Co.	2,613		165,351
Colgate-Palmolive Co.	9,041	(d)	726,625
Kimberly-Clark Corp.	7,612		479,860
The Procter & Gamble Co.	52,394		3,370,506

Total			4,742,342

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	3,756		115,046
NRG Energy, Inc.	4,643	(b,d)	90,724
The AES Corp.	12,391	(b)	150,923

Total			356,693

Industrial Conglomerates (2.5%)
3M Co.	13,402		1,156,593
General Electric Co.	199,370		3,646,477
Textron, Inc.	5,152	(d)	121,793
Tyco International Ltd.	9,175		380,212

Total			5,305,075

Insurance (3.9%)
ACE Ltd.	6,375	(c)	396,844
Aflac, Inc.	8,816		497,487
American International Group, Inc.	2,633	(b,d)	151,713
AON Corp.	6,183		284,480
Assurant, Inc.	1,982		76,347
Berkshire Hathaway, Inc., Class B	32,374	(b)	2,593,480
Chubb Corp.	5,705	(d)	340,246
Cincinnati Financial Corp.	3,036	(d)	96,211
Genworth Financial, Inc., Class A	9,157	(b)	120,323
Hartford Financial Services Group, Inc.	8,338		220,874
Lincoln National Corp.	5,949		165,442
Loews Corp.	5,919		230,308
Marsh & McLennan Companies, Inc.	10,166	(d)	277,938
MetLife, Inc.	16,983		754,725
Principal Financial Group, Inc.	5,974		194,513
Prudential Financial, Inc.	9,077		532,911
The Allstate Corp.	10,063		320,808
The Progressive Corp.	12,402	(d)	246,428
The Travelers Companies, Inc.	8,599		479,050
Torchmark Corp.	1,523		90,984
Unum Group	5,949		144,085
XL Group PLC	6,035		131,684

Total			8,346,881

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	6,612	(b)	1,190,160
Expedia, Inc.	3,764	(d)	94,439
NetFlix, Inc.	800	(b,d)	140,560
priceline.com, Inc.	896	(b)	357,997

Total			1,783,156

Internet Software & Services (1.9%)
Akamai Technologies, Inc.	3,398	(b)	159,876
eBay, Inc.	21,469	(b)	597,482
Google, Inc., Class A	4,662	(b)	2,769,089
Monster Worldwide, Inc.	2,435	(b,d)	57,539
VeriSign, Inc.	3,196		104,413
Yahoo!, Inc.	24,408	(b,d)	405,905

Total			4,094,304

IT Services (3.0%)
Automatic Data Processing, Inc.	9,223		426,840
Cognizant Technology Solutions Corp., Class A	5,683	(b,d)	416,507
Computer Sciences Corp.	2,914	(d)	144,534
Fidelity National Information Services, Inc.	4,954		135,690
Fiserv, Inc.	2,787	(b,d)	163,207
IBM Corp.	23,254		3,412,757
Mastercard, Inc., Class A	1,796		402,502
Paychex, Inc.	6,044	(d)	186,820
SAIC, Inc.	5,502	(b)	87,262
Teradata Corp.	3,112	(b)	128,090
The Western Union Co.	12,251		227,501
Total System Services, Inc.	3,046		46,847
Visa, Inc., Class A	9,118		641,725

Total			6,420,282

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,540		119,837
Mattel, Inc.	6,730	(d)	171,144

Total			290,981

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	6,467	(b)	267,928
Life Technologies Corp.	3,482	(b)	193,251
PerkinElmer, Inc.	2,198		56,752
Thermo Fisher Scientific, Inc.	7,461	(b)	413,041
Waters Corp.	1,692	(b)	131,485

Total			1,062,457

Machinery (2.3%)
Caterpillar, Inc.	11,881		1,112,774
Cummins, Inc.	3,696		406,597
Danaher Corp.	10,052		474,153
Deere & Co.	7,927		658,337
Dover Corp.	3,508	(d)	205,043
Eaton Corp.	3,141		318,843
Flowserve Corp.	1,034		123,273
Illinois Tool Works, Inc.	9,303		496,780
Ingersoll-Rand PLC	6,050	(c,d)	284,895
PACCAR, Inc.	6,834	(d)	392,408
Pall Corp.	2,132	(d)	105,705
Parker Hannifin Corp.	3,002		259,073
Snap-On, Inc.	1,092		61,785

Total			4,899,666

Media (3.1%)
Cablevision Systems Corp., Class A	4,500	(d)	152,280
CBS Corp., Class B	12,761		243,097
Comcast Corp., Class A	52,214		1,147,142
DIRECTV, Class A	15,593	(b)	622,628
Discovery Communications, Inc., Class A	5,322	(b,d)	221,927
Gannett Co., Inc.	4,462		67,332
Meredith Corp.	661	(d)	22,904
News Corp., Class A	42,728	(d)	622,120
Omnicom Group, Inc.	5,636		258,129
Scripps Networks Interactive, Inc., Class A	1,665		86,164
The Interpublic Group of Companies, Inc.	9,150	(b)	97,173
The McGraw-Hill Companies, Inc.	5,752		209,430
The Walt Disney Co.	35,435		1,329,167
The Washington Post Co., Class B	126		55,377
Time Warner Cable, Inc.	6,648		438,967
Time Warner, Inc.	20,734		667,013
Viacom, Inc., Class B	11,297		447,474

Total			6,688,324

Metals & Mining (1.2%)
AK Steel Holding Corp.	2,043	(d)	33,444
Alcoa, Inc.	19,107		294,057
Allegheny Technologies, Inc.	1,868	(d)	103,076
Cliffs Natural Resources, Inc.	2,539		198,067
Freeport-McMoRan Copper & Gold, Inc.	8,807		1,057,633
Newmont Mining Corp.	9,222		566,507
Nucor Corp.	5,911		259,020
Titanium Metals Corp.	1,673	(b)	28,742
United States Steel Corp.	2,695	(d)	157,442

Total			2,697,988

See accompanying Notes to Portfolio of Investments.

272  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Multiline Retail (0.8%)
Big Lots, Inc.	1,429	(b,d)	$43,527
Family Dollar Stores, Inc.	2,334	(d)	116,023
JC Penney Co., Inc.	4,419	(d)	142,778
Kohl’s Corp.	5,482	(b)	297,892
Macy’s, Inc.	7,921	(d)	200,401
Nordstrom, Inc.	3,138	(d)	132,988
Sears Holdings Corp.	817	(b,d)	60,254
Target Corp.	13,245		796,423

Total			1,790,286

Multi-Utilities (1.3%)
Ameren Corp.	4,465	(d)	125,868
CenterPoint Energy, Inc.	7,898		124,157
CMS Energy Corp.	4,589	(d)	85,355
Consolidated Edison, Inc.	5,433	(d)	269,314
Dominion Resources, Inc.	10,857		463,810
DTE Energy Co.	3,157	(d)	143,075
Integrys Energy Group, Inc.	1,453		70,485
NiSource, Inc.	5,196	(d)	91,554
PG&E Corp.	7,345		351,385
Public Service Enterprise Group, Inc.	9,484	(d)	301,686
SCANA Corp.	2,101		85,301
Sempra Energy	4,497		236,003
TECO Energy, Inc.	4,042	(d)	71,948
Wisconsin Energy Corp.	2,197	(d)	129,315
Xcel Energy, Inc.	8,628		203,189

Total			2,752,445

Office Electronics (0.1%)
Xerox Corp.	25,980		299,290

Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	9,276		706,460
Apache Corp.	7,170		854,879
Cabot Oil & Gas Corp.	1,937	(d)	73,315
Chesapeake Energy Corp.	12,241	(d)	317,164
Chevron Corp.	37,662		3,436,657
ConocoPhillips	27,492		1,872,204
Consol Energy, Inc.	4,211	(d)	205,244
Denbury Resources, Inc.	7,467	(b)	142,545
Devon Energy Corp.	8,062		632,948
El Paso Corp.	13,202	(d)	181,660
EOG Resources, Inc.	4,743		433,558
EQT Corp.	2,814	(d)	126,180
Exxon Mobil Corp.	94,356		6,899,310
Hess Corp.	5,614		429,696
Marathon Oil Corp.	13,266		491,240
Massey Energy Co.	1,888		101,291
Murphy Oil Corp.	3,596	(d)	268,082
Newfield Exploration Co.	2,500	(b)	180,275
Noble Energy, Inc.	3,259	(d)	280,535
Occidental Petroleum Corp.	15,191		1,490,236
Peabody Energy Corp.	5,066		324,123
Pioneer Natural Resources Co.	2,163		187,792
QEP Resources, Inc.	3,275		118,915
Range Resources Corp.	2,984	(d)	134,220
Southwestern Energy Co.	6,512	(b)	243,744
Spectra Energy Corp.	12,123	(d)	302,954
Sunoco, Inc.	2,261		91,141
Tesoro Corp.	2,679	(b,d)	49,669
The Williams Companies, Inc.	10,937		270,363
Valero Energy Corp.	10,615		245,419

Total			21,091,819

Paper & Forest Products (0.1%)
International Paper Co.	8,182	(d)	222,877
MeadWestvaco Corp.	3,147	(d)	82,326

Total			305,203

Personal Products (0.2%)
Avon Products, Inc.	8,033		233,439
The Estee Lauder Companies, Inc., Class A	2,123		171,326

Total			404,765

Pharmaceuticals (5.5%)
Abbott Laboratories	28,929		1,385,988
Allergan, Inc.	5,750		394,853
Bristol-Myers Squibb Co.	32,036		848,313
Eli Lilly & Co.	19,000		665,760
Forest Laboratories, Inc.	5,323	(b)	170,230
Hospira, Inc.	3,120	(b)	173,753
Johnson & Johnson	51,409		3,179,646
Merck & Co., Inc.	57,674		2,078,571
Mylan, Inc.	8,139	(b)	171,977
Pfizer, Inc.	149,906		2,624,854
Watson Pharmaceuticals, Inc.	2,339	(b)	120,809

Total			11,814,754

Professional Services (0.1%)
Dun & Bradstreet Corp.	934		76,672
Equifax, Inc.	2,334		83,090
Robert Half International, Inc.	2,776	(d)	84,946

Total			244,708

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co., Class A	2,197		56,770
AvalonBay Communities, Inc.	1,608		180,980
Boston Properties, Inc.	2,612		224,893
Equity Residential	5,347	(d)	277,777
HCP, Inc.	6,802	(d)	250,246
Health Care REIT, Inc.	2,740	(d)	130,534
Host Hotels & Resorts, Inc.	12,469		222,821
Kimco Realty Corp.	7,583	(d)	136,797
Plum Creek Timber Co., Inc.	3,006	(d)	112,575
ProLogis	10,666		154,017
Public Storage	2,633	(d)	267,039
Simon Property Group, Inc.	5,481		545,304
Ventas, Inc.	2,964	(d)	155,551
Vornado Realty Trust	3,064	(d)	255,323
Weyerhaeuser Co.	10,032		189,906

Total			3,160,533

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A	5,463	(b)	111,882

Road & Rail (0.8%)
CSX Corp.	7,020		453,562
Norfolk Southern Corp.	6,812	(d)	427,930
Ryder System, Inc.	976	(d)	51,377
Union Pacific Corp.	9,229		855,159

Total			1,788,028

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.	10,721	(b,d)	87,698
Altera Corp.	5,844		207,930
Analog Devices, Inc.	5,590		210,575
Applied Materials, Inc.	25,026	(d)	351,615
Broadcom Corp., Class A	8,517	(d)	370,915
First Solar, Inc.	1,007	(b,d)	131,051
Intel Corp.	104,360		2,194,692
KLA-Tencor Corp.	3,129		120,905
Linear Technology Corp.	4,195	(d)	145,105
LSI Corp.	11,559	(b)	69,238
MEMC Electronic Materials, Inc.	4,234	(b,d)	47,675
Microchip Technology, Inc.	3,478	(d)	118,982
Micron Technology, Inc.	16,012	(b)	128,416
National Semiconductor Corp.	4,475		61,576
Novellus Systems, Inc.	1,701	(b)	54,976
NVIDIA Corp.	10,868	(b,d)	167,367
Teradyne, Inc.	3,396	(b,d)	47,680
Texas Instruments, Inc.	21,954		713,505
Xilinx, Inc.	4,868	(d)	141,075

Total			5,370,976

Software (3.9%)
Adobe Systems, Inc.	9,511	(b)	292,749
Autodesk, Inc.	4,231	(b)	161,624
BMC Software, Inc.	3,337	(b)	157,306
CA, Inc.	7,160		174,990
Citrix Systems, Inc.	3,507	(b)	239,914
Compuware Corp.	4,109	(b,d)	47,952
Electronic Arts, Inc.	6,204	(b,d)	101,622
Intuit, Inc.	5,226	(b,d)	257,642
McAfee, Inc.	2,881	(b)	133,419
Microsoft Corp.	140,877		3,933,286
Novell, Inc.	6,557	(b)	38,817
Oracle Corp.	72,420		2,266,746
Red Hat, Inc.	3,591	(b)	163,929
Salesforce.com, Inc.	2,231	(b)	294,492
Symantec Corp.	14,539	(b,d)	243,383

Total			8,507,871

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	1,623		93,533
AutoNation, Inc.	1,172	(b,d)	33,050
AutoZone, Inc.	515	(b)	140,384
Bed Bath & Beyond, Inc.	4,860	(b)	238,869
Best Buy Co., Inc.	6,159		211,192
CarMax, Inc.	4,225	(b,d)	134,693

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  273

Portfolio of Investments (continued)  RiverSource VP – S&P 500 Index Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Specialty Retail (cont.)
GameStop Corp., Class A	2,828	(b,d)	$64,705
Home Depot, Inc.	30,656		1,074,800
Limited Brands, Inc.	4,925		151,345
Lowe’s Companies, Inc.	25,845		648,193
O’Reilly Automotive, Inc.	2,625	(b)	158,603
RadioShack Corp.	2,111	(d)	39,032
Ross Stores, Inc.	2,252		142,439
Staples, Inc.	13,516		307,759
The Gap, Inc.	8,243		182,500
Tiffany & Co.	2,359	(d)	146,895
TJX Companies, Inc.	7,385		327,820
Urban Outfitters, Inc.	2,408	(b,d)	86,230

Total			4,182,042

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	5,567		307,911
NIKE, Inc., Class B	7,166		612,120
Polo Ralph Lauren Corp.	1,186		131,551
VF Corp.	1,646	(d)	141,852

Total			1,193,434

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	9,844		125,412
People’s United Financial, Inc.	6,892	(d)	96,557

Total			221,969

Tobacco (1.6%)
Altria Group, Inc.	39,095		962,519
Lorillard, Inc.	2,815		230,999
Philip Morris International, Inc.	33,929		1,985,864
Reynolds American, Inc.	6,306		205,702

Total			3,385,084

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,741	(d)	164,214
WW Grainger, Inc.	1,076	(d)	148,606

Total			312,820

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	7,451	(b)	384,770
MetroPCS Communications, Inc.	4,919	(b)	62,127
Sprint Nextel Corp.	55,901	(b,d)	236,461

Total			683,358

Total Common Stocks
(Cost: $181,362,113)			$213,889,868

Money Market Fund (1.1%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	2,406,983	(g)	$2,406,983

Total Money Market Fund
(Cost: $2,406,983)			$2,406,983

Investments of Cash Collateral Received
for Securities on Loan (13.0%)
		Amount
	Effective	payable
Issuer	yield	at maturity	Value(a)

Certificates of Deposit (0.5%)
KBC Bank NV
01-20-11	0.450%	$1,000,000	$1,000,000

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (12.5%)(f)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
15,000,500	0.400	$15,000,000	15,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$4,703,117	0.280	4,703,008	4,703,008
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$2,000,058	0.350	2,000,000	2,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$500,013	0.300	500,000	500,000

Total			27,203,008

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $28,203,008)			$28,203,008

Total Investments in Securities
(Cost: $211,972,104)			$244,499,859

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized
Contract description	long/(short)	market value	date	appreciation
S&P 500 Index	8	$2,506,000	March 2011	$13,722

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.37% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	At Dec. 31, 2010, investments in securities included securities valued at $400,316 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

274  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$480,466
Fannie Mae Pool	1,312,181
Fannie Mae Principal Strip	15,692
Fannie Mae REMICS	879,595
Federal Farm Credit Bank	818,055
Federal Home Loan Banks	1,465,612
Federal Home Loan Mortgage Corp	109,959
Federal National Mortgage Association	1,270,788
FHLMC Structured Pass Through Securities	520,196
Freddie Mac Non Gold Pool	1,259,578
Freddie Mac Reference REMIC	8,477
Freddie Mac REMICS	773,089
Freddie Mac Strips	227,977
Ginnie Mae I Pool	147,353
Ginnie Mae II Pool	816,812
Government National Mortgage Association	328,635
United States Treasury Inflation Indexed Bonds	45,171
United States Treasury Note/Bond	3,589,574
United States Treasury Strip Coupon	1,072,908
United States Treasury Strip Principal	157,882

Total market value of collateral securities	$15,300,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,503,945
Ginnie Mae I Pool	2,293,123

Total market value of collateral securities	$4,797,068

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  275

Portfolio of Investments (continued)  RiverSource VP – S&P 500 Index Fund

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.350%)
Security description	Value(a)
Fannie Mae Interest Strip	$91,780
Fannie Mae Pool	36,232
Fannie Mae REMICS	703,477
Freddie Mac Gold Pool	7,379
Freddie Mac Non Gold Pool	9,492
Freddie Mac REMICS	819,996
Freddie Mac Strips	68,307
Government National Mortgage Association	8,467
United States Treasury Note/Bond	294,929

Total market value of collateral securities	$2,040,059

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$18,327
Capital One Multi-Asset Execution Trust	67,049
Chase Issuance Trust	17,972
Citibank Credit Card Issuance Trust	41,985
Citibank Omni Master Trust	40,573
Discover Card Master Trust I	24,484
First Franklin Mortgage Loan Asset Backed Certificates	14,816
First National Master Note Trust	22,073
Ford Credit Auto Owner Trust	3,823
Freddie Mac Gold Pool	41,048
GS Mortgage Securities Corp II	16,678
HSBC Home Equity Loan Trust	46,950
Merrill Lynch/Countrywide Commercial Mortgage Trust	50,929
Nelnet Student Loan Trust	21,044
SLC Student Loan Trust	33,704
SLM Student Loan Trust	51,225
Structured Asset Investment Loan Trust	3,779
Wells Fargo Home Equity Trust	7,337

Total market value of collateral securities	$523,796

(g)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

At Dec. 31, 2010, the fund held 4,653 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $267,780. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $0 and $94,306, respectively, for the year ended Dec. 31, 2010. The Fund realized gains of $29,710 on sales transactions of Ameriprise common stock and earned aggregate dividends of $3,848 during the year ended Dec. 31, 2010, as reflected in the Statement of Operations.

276  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  277

Portfolio of Investments (continued)  RiverSource VP – S&P 500 Index Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$213,889,868	$—	$—	$213,889,868

Total Equity Securities	213,889,868	—	—	213,889,868

Other
Affiliated Money Market Fund(c)	2,406,983	—	—	2,406,983
Investments of Cash Collateral Received for Securities on Loan	—	28,203,008	—	28,203,008

Total Other	2,406,983	28,203,008	—	30,609,991

Investments in Securities	216,296,851	28,203,008	—	244,499,859
Derivatives(d)
Assets
Futures Contracts	13,722	—	—	13,722

Total	$216,310,573	$28,203,008	$—	$244,513,581

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

278  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments

RiverSource VP – Short Duration U.S. Government Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Bonds (91.5%)
	Coupon	Principal
Issuer	rate	amount		Value(a)

U.S. Government Obligations & Agencies (45.9%)
Federal Home Loan Banks
05-24-11	0.540%	$12,300,000		$12,317,208
12-28-11	1.000	10,935,000		11,001,564
06-21-13	1.875	2,400,000		2,455,934
Federal Home Loan Mortgage Corp.
07-26-12	1.000	8,070,000		8,072,534
10-28-13	0.875	69,450,000	(e)	69,086,776
Federal National Mortgage Association
05-19-11	3.375	10,467,000		10,594,687
11-23-11	1.000	13,275,000		13,350,389
09-24-12	0.625	14,000,000	(e)	14,014,462
07-17-13	4.375	3,525,000		3,819,563
09-17-13	1.125	4,220,000		4,210,273
12-18-13	0.750	35,000,000	(e)	34,609,050
10-26-15	1.625	85,000,000	(e)	82,847,714
Private Export Funding Corp. U.S. Government Guaranty
10-15-14	3.050	4,150,000		4,328,964
U.S. Treasury
04-30-11	0.875	55,000,000	(e)	55,124,630
05-31-12	0.750	68,500,000	(e)	68,826,745
07-31-12	0.625	40,000,000	(e)	40,109,200
09-30-12	0.375	52,500,000	(e)	52,374,893
06-15-13	1.125	6,500,000		6,553,300
11-30-15	1.375	25,000,000	(e)	24,294,925
10-31-17	1.875	13,000,000		12,358,125

Total				530,350,936

Asset-Backed (3.0%)
Banc of America Funding Corp. CMO Series 2009-R14A Class 1A1
09-26-37	1.361	2,580,082	(d,i)	2,561,318
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1
11-25-36	0.311	403,858	(i)	395,229
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2
05-25-36	0.361	2,042,642	(i)	1,979,385
Chrysler Financial Lease Trust Series 2010-A Class A2
06-15-11	1.780	3,319,152	(d)	3,322,625
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2
11-25-36	0.361	897,738	(i)	874,841
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C
05-25-35	0.651	863,955	(d,i)	833,243
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1 (MGIC)
05-25-47	0.311	326,998	(i,j)	325,767
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB6 Class A22
07-25-36	0.351	432,186	(i)	430,935
Jefferies & Co., Inc. CMO Series 2010-R1 Class 2A1
11-26-36	0.419	673,651	(d,i)	645,021
Morgan Stanley ABS Capital I Series 2005-WMC5 Class M2
06-25-35	0.741	1,718,212	(i)	1,671,206
Morgan Stanley ABS Capital I Series 2006-WMC1 Class A2B
12-25-35	0.951	959,758	(i)	913,451
Novastar Home Equity Loan Series 2006-2 Class A2B
06-25-36	0.371	2,094,859	(i)	2,086,955
RBSSP Resecuritization Trust CMO Series 2009-10 Class 4A1
07-26-36	0.411	1,658,615	(d,i)	1,636,427
RBSSP Resecuritization Trust CMO Series 2009-10 Class 7A1
03-26-37	0.361	511,946	(d,i)	509,224
RBSSP Resecuritization Trust CMO Series 2009-11 Class 2A1
04-26-36	0.411	2,903,480	(d,i)	2,752,860
RBSSP Resecuritization Trust CMO Series 2009-12 Class 2A1
10-25-32	4.767	977,375	(d)	984,839
RBSSP Resecuritization Trust CMO Series 2009-13 Class 8A1
06-26-37	1.011	3,162,054	(d,i)	3,123,822
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4
06-25-32	5.060	1,013,529		1,002,192
Sierra Receivables Funding Co. Series 2010-2A Class A
11-20-25	3.840	3,437,831	(d)	3,442,486
Small Business Administration Participation Certificates Series 2001-20H Class 1
08-01-21	6.340	169,876		184,861
Small Business Administration U.S. Government Guaranty
09-10-11	5.886	72,149		74,252
Soundview Home Equity Loan Trust Series 2005-B Class M1
05-25-35	6.135	62,530	(i)	62,421
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1
06-25-36	0.711	3,500,000	(i)	3,298,684
Structured Asset Investment Loan Trust Series 2005-9 Class A5
11-25-35	0.491	821,070	(i)	799,485
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6
05-25-36	0.311	364,804	(i)	358,528
Structured Asset Securities Corp. Series 2007-WF2 Class A2
08-25-37	0.961	385,749	(i)	385,078

Total				34,655,135

Commercial Mortgage-Backed (7.4%)(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2
04-25-16	5.651	1,882,321		2,093,731
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K003 Class A1
07-25-13	2.225	2,848,258		2,884,144
Federal National Mortgage Association CMO Series 2010-M4 Class A1
06-25-20	2.520	4,464,401		4,443,694
Government National Mortgage Association CMO Series 2003-17 Class B
10-16-27	4.999	84,416		88,710
Government National Mortgage Association CMO Series 2009-105 Class A
12-16-50	3.456	5,072,724		5,342,440
Government National Mortgage Association CMO Series 2009-114 Class A
12-16-38	3.103	5,460,371		5,600,921
Government National Mortgage Association CMO Series 2009-63 Class A
01-16-38	3.400	3,574,571		3,714,683
Government National Mortgage Association CMO Series 2009-71 Class A
04-16-38	3.304	5,080,003		5,236,365
Government National Mortgage Association CMO Series 2009-90 Class AC
01-16-33	3.137	3,950,000		4,084,520
Government National Mortgage Association CMO Series 2010-100 Class A
06-16-50	2.351	4,946,221		5,013,416
Government National Mortgage Association CMO Series 2010-13 Class A
08-16-22	2.461	3,420,568		3,480,333
Government National Mortgage Association CMO Series 2010-159 Class A
01-16-33	2.159	8,600,000		8,688,012
Government National Mortgage Association CMO Series 2010-16 Class AB
05-16-33	2.676	1,714,956		1,756,348
Government National Mortgage Association CMO Series 2010-161 Class AB
05-16-35	2.110	7,500,000		7,525,101
Government National Mortgage Association CMO Series 2010-18 Class A
12-16-50	3.100	3,647,600		3,751,056

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  279

Portfolio of Investments (continued)

RiverSource VP – Short Duration U.S. Government Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Commercial Mortgage-Backed (cont.)
Government National Mortgage Association CMO Series 2010-22 Class AC
12-16-30	2.229%	$2,949,497		$2,996,291
Government National Mortgage Association CMO Series 2010-49 Class A
03-16-51	2.870	2,176,796		2,253,071
Government National Mortgage Association CMO Series 2010-65 Class A
11-16-28	2.017	2,842,993		2,877,258
Government National Mortgage Association CMO Series 2010-74 Class A
09-16-33	2.629	9,880,384		10,116,396
Government National Mortgage Association CMO Series 2010-83 Class A
10-16-50	2.021	3,495,811		3,534,979

Total				85,481,469

Residential Mortgage-Backed (35.1%)(f)
ASG Resecuritization Trust CMO Series 2010-3 Class 1A87
07-28-37	3.500	7,558,966	(d)	7,577,863
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1
06-26-37	0.471	733,033	(d,i)	715,026
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5
06-25-35	2.866	5,892,569	(i)	5,830,943
BCAP LLC Trust CMO Series 2009-RR13 Class 12A1
04-26-37	5.250	1,375,935	(d)	1,394,323
BCAP LLC Trust CMO Series 2010-RR6 Class 6A1
07-26-37	4.000	3,910,033	(d)	3,945,477
Citigroup Mortgage Loan Trust, Inc. CMO Series 2006-AR9 Class 1A1
11-25-36	0.331	2,843	(i)	2,834
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1
05-25-35	4.750	5,148,508	(d)	5,264,485
Countrywide Alternative Loan Trust CMO Series 2006-OA11 Class A3B1
09-25-46	0.441	337,367	(i)	327,038
Credit Suisse Mortgage Capital Certificates CMO Series 2009-12R Class 14A1
11-27-35	5.500	3,814,062	(d)	3,973,871
Credit Suisse Mortgage Capital Certificates CMO Series 2009-12R Class 30A1
12-27-36	5.300	443,240	(d)	451,076
Credit Suisse Mortgage Capital Certificates CMO Series 2010-17R Class 1A1
06-26-36	2.775	8,697,054	(d,i)	8,697,054
Federal Home Loan Mortgage Corp. #1G2598
01-01-37	5.948	571,308	(i)	605,047
Federal Home Loan Mortgage Corp. #1J0614
09-01-37	5.652	1,042,427	(i)	1,106,109
Federal Home Loan Mortgage Corp. #B16408
09-01-19	5.500	663,985		721,150
Federal Home Loan Mortgage Corp. #C73304
11-01-32	7.000	323,282		368,571
Federal Home Loan Mortgage Corp. #D95319
03-01-22	6.000	59,657		65,692
Federal Home Loan Mortgage Corp. #E00489
06-01-12	7.000	1,126		1,179
Federal Home Loan Mortgage Corp. #E81240
06-01-15	7.500	339,014		367,351
Federal Home Loan Mortgage Corp. #E92454
11-01-17	5.000	309,549		330,105
Federal Home Loan Mortgage Corp. #E95188
03-01-18	6.000	215,305		236,449
Federal Home Loan Mortgage Corp. #G04710
09-01-38	6.000	3,747,492		4,109,095
Federal Home Loan Mortgage Corp. #G10669
03-01-12	7.500	38,527		40,139
Federal Home Loan Mortgage Corp. #G11243
04-01-17	6.500	500,921		547,510
Federal Home Loan Mortgage Corp. #G11470
11-01-13	4.500	13,604		14,382
Federal Home Loan Mortgage Corp. #G13136
05-01-23	4.500	21,873,000		22,884,625
Federal Home Loan Mortgage Corp. #G13171
06-01-23	4.500	8,698,478		9,100,783
Federal Home Loan Mortgage Corp. #G13300
05-01-23	4.500	21,410		22,400
Federal Home Loan Mortgage Corp. #G13342
11-01-23	4.500	999,447		1,045,672
Federal Home Loan Mortgage Corp. #G13413
08-01-23	4.500	33,257		34,795
Federal Home Loan Mortgage Corp. #G13449
02-01-24	4.500	897,221		938,718
Federal Home Loan Mortgage Corp. #G13478
03-01-24	4.500	699,974		732,348
Federal Home Loan Mortgage Corp. #G13488
01-01-24	5.000	5,236,612		5,531,990
Federal Home Loan Mortgage Corp. #G13519
04-01-24	4.500	302,419		316,406
Federal Home Loan Mortgage Corp. #G13520
04-01-24	4.500	6,735,278		7,046,784
Federal Home Loan Mortgage Corp. #G13586
04-01-24	5.000	17,937,230		18,949,001
Federal Home Loan Mortgage Corp. #G13899
03-01-25	4.500	25,026		26,183
Federal Home Loan Mortgage Corp. #G13987
11-01-24	6.000	10,124,803		11,013,254
Federal Home Loan Mortgage Corp. #G18245
03-01-23	4.500	188,640		197,364
Federal Home Loan Mortgage Corp. #G18246
04-01-23	4.500	675,694		706,945
Federal Home Loan Mortgage Corp. #H01724
09-01-37	6.000	1,212,569		1,296,928
Federal Home Loan Mortgage Corp. #J00042
09-01-20	4.500	37,095		39,112
Federal Home Loan Mortgage Corp. #J07688
04-01-23	4.500	997,965		1,044,121
Federal Home Loan Mortgage Corp. #J08900
10-01-23	5.000	1,672,212		1,766,536
Federal Home Loan Mortgage Corp. #J09311
02-01-24	4.500	8,812,258		9,208,809
Federal Home Loan Mortgage Corp. #J09442
03-01-24	4.500	8,590,624		8,977,201
Federal Home Loan Mortgage Corp. #J10361
07-01-24	4.500	4,125,406		4,311,049
Federal Home Loan Mortgage Corp. #J10549
08-01-24	4.500	5,000,498		5,225,520
Federal Home Loan Mortgage Corp. CMO I.O. Series 2639 Class UI
03-15-22	18.512	1,138,047	(h)	85,668
Federal Home Loan Mortgage Corp. CMO I.O. Series 2795 Class IY
07-15-17	85.440	134,380	(h)	1,759
Federal Home Loan Mortgage Corp. CMO I.O. Series 3455 Class AI
12-15-13	11.719	9,283,736	(h)	207,827
Federal Home Loan Mortgage Corp. CMO I.O. Series 3517 Class JI
12-15-12	34.203	1,003,831	(h)	8,733
Federal Home Loan Mortgage Corp. CMO I.O. Series 3600 Class DI
01-15-13	4.794	14,764,875	(h)	340,568
Federal Home Loan Mortgage Corp. CMO I.O. Series 3630 Class AI
03-15-17	12.307	6,410,620	(h)	268,038
Federal Home Loan Mortgage Corp. CMO Series 2617 Class HD
06-15-16	7.000	180,965		182,092
Federal Home Loan Mortgage Corp. CMO Series 2843 Class BA
01-15-18	5.000	345,334		357,745
Federal Home Loan Mortgage Corp. CMO Series 3531 Class CE
01-15-39	3.000	4,022,429		4,050,856
Federal Home Loan Mortgage Corp. CMO Series 3683 Class JD
12-15-23	4.000	9,255,460		9,700,591
Federal Home Loan Mortgage Corp. CMO Series 3684 Class CM
08-15-24	2.500	10,228,091		10,251,670
Federal Home Loan Mortgage Corp. CMO Series 3711 Class AG
08-15-23	3.000	1,897,732		1,924,997
Federal National Mortgage Association
01-01-26	3.500	29,250,000	(b)	29,451,093
01-01-26	5.000	19,275,000	(b)	20,449,579
01-01-26	5.500	3,500,000	(b)	3,762,500
Federal National Mortgage Association #252211
01-01-29	6.000	51,305		56,518
Federal National Mortgage Association #252409
03-01-29	6.500	676,910		767,726
Federal National Mortgage Association #254384
06-01-17	7.000	125,693		138,837
Federal National Mortgage Association #254723
05-01-23	5.500	1,489,044		1,612,309
Federal National Mortgage Association #257362
09-01-23	5.500	4,796,284		5,160,232
Federal National Mortgage Association #512232
05-01-29	7.000	17,994		20,424

See accompanying Notes to Portfolio of Investments.

280  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Short Duration U.S. Government Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Residential Mortgage-Backed (cont.)
Federal National Mortgage Association #545818
07-01-17	6.000%	$493,161		$539,744
Federal National Mortgage Association #545864
08-01-17	5.500	662,508		719,353
Federal National Mortgage Association #545910
08-01-17	6.000	586,633		641,076
Federal National Mortgage Association #555063
11-01-17	5.500	888,213		967,968
Federal National Mortgage Association #555343
08-01-17	6.000	225,037		245,467
Federal National Mortgage Association #555367
03-01-33	6.000	1,373,153		1,512,669
Federal National Mortgage Association #555375
04-01-33	6.000	78,479		86,831
Federal National Mortgage Association #602630
10-01-31	7.000	80,060		91,207
Federal National Mortgage Association #606789
10-01-31	7.000	903,500		1,029,307
Federal National Mortgage Association #626720
01-01-17	6.000	153,053		166,613
Federal National Mortgage Association #630992
09-01-31	7.000	595,547		687,484
Federal National Mortgage Association #630993
09-01-31	7.500	454,867		520,795
Federal National Mortgage Association #633672
06-01-17	6.000	133,572		147,355
Federal National Mortgage Association #636720
05-01-17	5.500	44,014		47,459
Federal National Mortgage Association #638210
05-01-32	6.500	49,825		56,878
Federal National Mortgage Association #648040
06-01-32	6.500	350,037		393,587
Federal National Mortgage Association #648349
06-01-17	6.000	477,826		522,851
Federal National Mortgage Association #648679
07-01-32	6.000	1,305,632		1,438,288
Federal National Mortgage Association #656562
02-01-33	7.000	150,581		173,466
Federal National Mortgage Association #665752
09-01-32	6.500	182,017		204,663
Federal National Mortgage Association #668412
02-01-18	5.500	259,063		279,473
Federal National Mortgage Association #670387
08-01-32	7.000	8,903		10,137
Federal National Mortgage Association #671054
01-01-33	7.000	17,339		19,762
Federal National Mortgage Association #671174
02-01-33	2.083	238,193	(i)	245,025
Federal National Mortgage Association #675692
02-01-18	6.000	268,485		292,858
Federal National Mortgage Association #678940
02-01-18	5.500	407,200		444,254
Federal National Mortgage Association #684588
03-01-33	6.500	154,368		175,973
Federal National Mortgage Association #688181
03-01-33	6.000	595,591		656,105
Federal National Mortgage Association #695838
04-01-18	5.500	114,095		124,527
Federal National Mortgage Association #701937
04-01-33	6.000	118,955		131,041
Federal National Mortgage Association #722325
07-01-33	4.931	398,022	(i)	420,537
Federal National Mortgage Association #725558
06-01-34	4.653	544,532	(i)	568,994
Federal National Mortgage Association #740843
11-01-18	5.000	69,325		74,970
Federal National Mortgage Association #745948
10-01-36	6.500	2,843,523		3,170,643
Federal National Mortgage Association #747815
11-01-18	5.500	14,281,643		15,408,553
Federal National Mortgage Association #754297
12-01-33	4.745	125,830	(i)	133,586
Federal National Mortgage Association #791447
10-01-34	6.000	425,763		470,751
Federal National Mortgage Association #831809
09-01-36	6.000	22,356,790	(k)	24,600,356
Federal National Mortgage Association #885871
06-01-36	7.000	890,952		1,019,178
Federal National Mortgage Association #887648
07-01-36	5.950	1,023,488	(i)	1,093,343
Federal National Mortgage Association #907052
09-01-37	5.843	1,878,224	(i)	1,993,347
Federal National Mortgage Association #929139
02-01-23	5.000	5,169,271		5,486,696
Federal National Mortgage Association #968064
02-01-22	5.000	17,473,695		18,666,819
Federal National Mortgage Association #976421
03-01-23	4.500	679,238		713,200
Federal National Mortgage Association #988113
08-01-23	5.500	1,751,938		1,890,177
Federal National Mortgage Association #988961
08-01-23	5.500	1,601,099		1,722,593
Federal National Mortgage Association #995097
10-01-37	6.500	10,263,775		11,502,256
Federal National Mortgage Association #AD5535
06-01-25	4.500	3,582,084		3,779,099
Federal National Mortgage Association #MA0548
10-01-20	3.500	7,722,994		8,007,176
Federal National Mortgage Association CMO I.O. Series 2003-26 Class MI
03-25-23	14.885	263,675	(h)	27,585
Federal National Mortgage Association CMO I.O. Series 2003-63 Class IP
07-25-33	1.000	1,299,744	(h)	279,720
Federal National Mortgage Association CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	145,972	(h)	9,538
Federal National Mortgage Association CMO Series 2002-97 Class CF
03-25-31	5.500	5,121,569		5,236,810
Federal National Mortgage Association CMO Series 2003-W11 Class A1
06-25-33	3.200	7,931	(i)	8,200
Federal National Mortgage Association CMO Series 2004-60 Class PA
04-25-34	5.500	1,078,492		1,155,020
Federal National Mortgage Association CMO Series 2010-50 Class AB
01-25-24	2.500	8,319,849		8,343,791
Federal National Mortgage Association CMO Series 2010-87 Class GA
02-25-24	4.000	7,925,896		8,283,248
Government National Mortgage Association #3501
01-20-34	6.000	3,295,073		3,638,295
Government National Mortgage Association #498182
05-15-16	6.000	314,245		342,233
Government National Mortgage Association #605970
03-15-33	6.000	255,596		284,202
Government National Mortgage Association #615738
03-15-18	7.000	406,151		443,238
Government National Mortgage Association #615740
08-15-13	6.000	445,963		485,333
Government National Mortgage Association #780758
04-15-13	7.000	34,973		36,867
Government National Mortgage Association #781507
09-15-14	6.000	194,584		205,956
Government National Mortgage Association CMO Series 2004-19 Class DJ
03-20-34	4.500	237,543		242,606
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3
06-25-35	5.500	1,693,887		1,709,743
Indymac Index Mortgage Loan Trust CMO Series 2006-AR13 Class A1
07-25-36	5.529	1,098,442	(i)	919,582
LVII Resecuritization Trust CMO Series 2009-3 Class A1
11-27-37	5.702	574,669	(d,i)	580,231
Prime Mortgage Trust CMO Series 2005-1 Class 2A1
09-25-34	5.000	6,031,223	(d)	6,103,318
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1
10-25-34	5.500	1,076,751		1,077,659
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2003-O Class 1A11
01-25-34	4.705	916,582	(i)	927,635
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-Q Class 1A2
09-25-34	4.863	2,272,900	(i)	2,327,920
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-AR16 Class 4A6
10-25-35	2.893	1,845,144	(i)	1,835,012
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-12 Class A1
10-25-36	6.000	730,657		725,182

Total				404,432,489

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  281

Portfolio of Investments (continued)

RiverSource VP – Short Duration U.S. Government Fund

Bonds (continued)
	Coupon	Principal
Issuer	rate	amount		Value(a)

Wirelines (0.1%)
TELUS Corp. Senior Unsecured
06-01-11	8.000%	$954,000	(c)	$980,016

Total Bonds
(Cost: $1,055,402,737) $1,055,900,045

FDIC-Insured Debt (3.0%)(g)
	Coupon	Principal
Issuer	rate	amount		Value(a)

U.S. Agencies
Bank of America Corp. FDIC Government Guaranty
04-30-12	2.100%	$2,000,000		$2,041,528
06-15-12	3.125	3,920,000		4,060,007
Citigroup Funding, Inc. FDIC Government Guaranty
11-15-12	1.875	3,135,000		3,198,192
General Electric Capital Corp. FDIC Government Guaranty
03-11-11	1.800	6,555,000		6,574,660
12-09-11	3.000	825,000		844,834
12-28-12	2.625	5,350,000		5,544,606
JPMorgan Chase & Co. FDIC Government Guaranty
02-23-11	1.650	1,765,000		1,768,325
Morgan Stanley FDIC Government Guaranty
02-10-12	0.566	5,490,000	(i)	5,508,869
The Goldman Sachs Group, Inc. FDIC Government Guaranty
07-15-11	1.625	5,000,000		5,035,730

Total FDIC-Insured Debt
(Cost: $34,119,705)		$34,576,751

Money Market Fund (1.4%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	16,164,218	(m)	$16,164,218

Total Money Market Fund
(Cost: $16,164,218)			$16,164,218

Short-Term Securities (8.7%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)

U.S. Government Agencies
Federal Home Loan Mortgage Corp. Discount Notes
01-03-11	0.120%	$100,000,000	(e)	$99,999,018

Total Short-Term Securities
(Cost: $99,998,528)		$99,999,018

Investments of Cash Collateral Received
for Securities on Loan (26.1%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (1.8%)
Antalis US Funding Corp.
01-10-11	0.360%	$1,999,780	$1,999,780
Grampian Funding LLC
01-31-11	0.300	4,998,708	4,998,708
Rheingold Securitization
02-16-11	0.521	3,994,684	3,994,684
Starbird Funding Corp.
01-03-11	0.150	9,999,875	9,999,875

Total			20,993,047

Certificates of Deposit (12.0%)
Banque et Caisse d’Epargne de l’Etat
02-16-11	0.305	4,996,106	4,996,106
02-22-11	0.300	4,996,170	4,996,170
Caisse des Depots
02-23-11	0.340	5,000,000	5,000,000
Clydesdale Bank PLC
01-21-11	0.370	5,000,000	5,000,000
Credit Industrial et Commercial
02-22-11	0.395	5,000,000	5,000,000
02-23-11	0.380	4,995,149	4,995,149
Development Bank of Singapore Ltd.
01-25-11	0.310	7,000,000	7,000,000
02-17-11	0.300	5,000,000	5,000,000
DZ Bank AG
01-18-11	0.330	5,000,000	5,000,000
01-18-11	0.345	1,998,812	1,998,812
02-10-11	0.400	5,000,000	5,000,000
KBC Bank NV
01-24-11	0.450	7,000,000	7,000,000
La Banque Postale
02-17-11	0.365	5,000,000	5,000,000
Landesbank Hessen Thuringen
01-03-11	0.300	12,000,054	12,000,054
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01-27-11	0.330	10,000,000	10,000,000
Natixis
03-07-11	0.440	7,000,000	7,000,000
Norinchukin Bank
01-25-11	0.330	5,000,000	5,000,000
02-08-11	0.330	2,000,000	2,000,000
03-02-11	0.350	5,000,125	5,000,125
Societe Generale
02-17-11	0.310	9,992,084	9,992,084
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	11,000,140	11,000,140
United Overseas Bank Ltd.
01-18-11	0.330	5,000,000	5,000,000

Total			137,978,640

Commercial Paper (2.3%)
General Electric Capital Corp.
01-03-11	0.150	9,999,875	9,999,875
Macquarie Bank Ltd.
02-09-11	0.375	5,994,688	5,994,688
Suncorp Metway Ltd.
01-10-11	0.400	9,996,333	9,996,333

Total			25,990,896

Other Short-Term Obligations (0.4%)
The Goldman Sachs Group, Inc.
01-14-11	0.350	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (9.6%)(l)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$15,003,875	0.300%	$15,000,000	$15,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$50,001,542	0.370	50,000,000	50,000,000
$10,000,333	0.400	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,067	0.160	5,000,000	5,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$5,119,317	0.280	5,119,198	5,119,198
Merrill Lynch Government Securities Income dated 12-31-10, matures 01-03-11, repurchase price
$15,000,313	0.250	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$5,000,188	0.450	5,000,000	5,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$1,000,025	0.300	1,000,000	1,000,000

Total			111,119,198

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $301,081,781)			$301,081,781

Total Investments in Securities
(Cost: $1,506,766,969)(n)			$1,507,721,813

See accompanying Notes to Portfolio of Investments.

282  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Short Duration U.S. Government Fund

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 2-year	(326)	$(71,363,438)	April 2011	$—	$(22,650)
U.S. Treasury Note, 5-year	(787)	(92,644,656)	April 2011	1,639,980	—

Total				$1,639,980	$(22,650)

Notes to Portfolio of Investments

CMO	— Collateralized Mortgage Obligation
FDIC	— Federal Deposit Insurance Corporation
I.O.	— Interest Only

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $54,084,863. See Note 2 to the financial statements.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.08% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $58,514,589 or 5.07% of net assets.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s (Federal Deposit Insurance Corporation) Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2010.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(j)	The following abbreviation is used in the portfolio security description to identify the insurer and/or guarantor of the issue:

MGIC — Mortgage Guaranty Insurance Corporation

(k)	At Dec. 31, 2010, investments in securities included securities valued at $1,095,113 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$75,595
Archer Daniels	777,702
Asb Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  283

Portfolio of Investments (continued)

RiverSource VP – Short Duration U.S. Government Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value(a)
BP Capital Markets	$462,219
BPCE	332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis Ny	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale Ny	15,599
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.370%)
Security description	Value(a)
Bear Stearns Commercial Mortgage Securities	$2,106,082
Fannie Mae Pool	48,954,092

Total market value of collateral securities	$51,060,174

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$320,311
Fannie Mae Pool	874,788
Fannie Mae Principal Strip	10,461
Fannie Mae REMICS	586,397
Federal Farm Credit Bank	545,370
Federal Home Loan Banks	977,074
Federal Home Loan Mortgage Corp	73,306
Federal National Mortgage Association	847,192
FHLMC Structured Pass Through Securities	346,798
Freddie Mac Non Gold Pool	839,719
Freddie Mac Reference REMIC	5,651
Freddie Mac REMICS	515,393
Freddie Mac Strips	151,984
Ginnie Mae I Pool	98,236
Ginnie Mae II Pool	544,541
Government National Mortgage Association	219,090
United States Treasury Inflation Indexed Bonds	30,114
United States Treasury Note/Bond	2,393,049
United States Treasury Strip Coupon	715,272
United States Treasury Strip Principal	105,254

Total market value of collateral securities	$10,200,000

284  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Short Duration U.S. Government Fund

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.160%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,725,531
Ginnie Mae I Pool	2,496,051

Total market value of collateral securities	$5,221,582

Merrill Lynch Government Securities Income (0.250%)
Security description	Value(a)
Fannie Mae REMICS	$2,880,961
Freddie Mac REMICS	12,419,065

Total market value of collateral securities	$15,300,026

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  285

Portfolio of Investments (continued)

RiverSource VP – Short Duration U.S. Government Fund

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$36,653
Capital One Multi-Asset Execution Trust	134,099
Chase Issuance Trust	35,945
Citibank Credit Card Issuance Trust	83,971
Citibank Omni Master Trust	81,145
Discover Card Master Trust I	48,968
First Franklin Mortgage Loan Asset Backed Certificates	29,632
First National Master Note Trust	44,146
Ford Credit Auto Owner Trust	7,646
Freddie Mac Gold Pool	82,095
GS Mortgage Securities Corp II	33,357
HSBC Home Equity Loan Trust	93,900
Merrill Lynch/Countrywide Commercial Mortgage Trust	101,857
Nelnet Student Loan Trust	42,089
SLC Student Loan Trust	67,407
SLM Student Loan Trust	102,450
Structured Asset Investment Loan Trust	7,558
Wells Fargo Home Equity Trust	14,673

Total market value of collateral securities	$1,047,591

(m)	Affiliated Money Market Fund – See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(n)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $1,507,854,258 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,123,578
Unrealized depreciation	(6,256,023)

Net unrealized depreciation	$(132,445)

286  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP – Short Duration U.S. Government Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  287

Portfolio of Investments (continued)  RiverSource VP – Short Duration U.S. Government Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Bonds
U.S. Government Obligations & Agencies	$259,641,817	$270,709,119	$ —	$530,350,936
Asset-Backed Securities	—	34,010,114	645,021	34,655,135
Commercial Mortgage-Backed Securities	—	85,481,469	—	85,481,469
Residential Mortgage-Backed Securities	53,663,174	334,494,398	16,274,917	404,432,489
Corporate Debt Securities	—	980,016	—	980,016

Total Bonds	313,304,991	725,675,116	16,919,938	1,055,900,045

Short-Term Securities
U.S. Government Agencies	—	99,999,018	—	99,999,018

Total Short-Term Securities	—	99,999,018	—	99,999,018

Other
FDIC-Insured Debt Securities	—	34,576,751	—	34,576,751
Affiliated Money Market Fund(c)	16,164,218	—	—	16,164,218
Investments of Cash Collateral Received for Securities on Loan	—	301,081,781	—	301,081,781

Total Other	16,164,218	335,658,532	—	351,822,750

Investments in Securities	329,469,209	1,161,332,666	16,919,938	1,507,721,813
Derivatives(d)
Assets
Futures Contracts	1,639,980	—	—	1,639,980
Liabilities
Futures Contracts	(22,650)	—	—	(22,650)

Total	$331,086,539	$1,161,332,666	$16,919,938	$1,509,339,143

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed
	Asset-Backed	Securities	Total
Balance as of Dec. 31, 2009	19,367,877	2,515,420	21,883,297
Accrued discounts/premiums	16,258	—	16,258
Realized gain (loss)	—	24,012	24,012
Change in unrealized appreciation (depreciation)*	7,065	15,617	22,682
Sales	(276,349)	(4,482,817)	(4,759,166)
Purchases	898,047	20,000,000	20,898,047
Transfers into Level 3	—	—	—
Transfers out of Level 3	(19,367,877)	(1,797,315)	(21,165,192)

Balance as of Dec. 31, 2010	645,021	16,274,917	16,919,938

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $25,962, which is comprised of Asset-Backed Securities of $7,065 and Residential Mortgage-Backed securities of $18,897.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

288  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  289

Portfolio of Investments
Seligman VP – Growth Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (99.6%)
Issuer	Shares		Value(a)

Aerospace & Defense (3.5%)
Goodrich Corp.	15,991		$1,408,327
Precision Castparts Corp.	17,532	(d)	2,440,630
United Technologies Corp.	56,109		4,416,901

Total			8,265,858

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	31,380		2,277,560

Auto Components (1.2%)
Autoliv, Inc.	35,569	(c,d)	2,807,817

Automobiles (1.6%)
Ford Motor Co.	224,339	(b,d)	3,766,652

Beverages (2.1%)
The Coca-Cola Co.	72,932		4,796,738

Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc.	15,839	(b,d)	1,275,831
Amgen, Inc.	27,076	(b)	1,486,472
Celgene Corp.	20,894	(b)	1,235,671
Dendreon Corp.	16,552	(b,d)	577,996
Gilead Sciences, Inc.	46,468	(b)	1,684,001
Incyte Corp., Ltd.	33,013	(b,d)	546,695

Total			6,806,666

Capital Markets (0.7%)
Morgan Stanley	61,626		1,676,843

Chemicals (1.3%)
CF Industries Holdings, Inc.	12,391		1,674,644
The Dow Chemical Co.	42,308		1,444,395

Total			3,119,039

Commercial Banks (0.4%)
Fifth Third Bancorp	62,142	(d)	912,245

Communications Equipment (4.0%)
Cisco Systems, Inc.	93,746	(b)	1,896,482
Juniper Networks, Inc.	68,427	(b,d)	2,526,325
QUALCOMM, Inc.	101,178		5,007,299

Total			9,430,106

Computers & Peripherals (7.2%)
Apple, Inc.	35,037	(b)	11,301,535
EMC Corp.	236,368	(b)	5,412,827

Total			16,714,362

Consumer Finance (1.2%)
American Express Co.	63,215		2,713,188

Containers & Packaging (1.0%)
Crown Holdings, Inc.	24,646	(b,d)	822,683
Packaging Corp. of America	61,683		1,593,889

Total			2,416,572

Diversified Financial Services (2.0%)
IntercontinentalExchange, Inc.	20,682	(b,d)	2,464,261
JPMorgan Chase & Co.	53,653		2,275,960

Total			4,740,221

Electrical Equipment (0.3%)
GrafTech International Ltd.	33,280	(b,d)	660,275

Electronic Equipment, Instruments & Components (1.5%)
Corning, Inc.	82,695	(d)	1,597,667
Tyco Electronics Ltd.	51,488	(c)	1,822,676

Total			3,420,343

Energy Equipment & Services (2.6%)
Halliburton Co.	56,532		2,308,201
McDermott International, Inc.	54,869	(b)	1,135,240
National Oilwell Varco, Inc.	21,805		1,466,386
Schlumberger Ltd.	14,138		1,180,523

Total			6,090,350

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	33,732	(d)	2,435,788
Whole Foods Market, Inc.	39,187	(b)	1,982,470

Total			4,418,258

Food Products (0.8%)
Mead Johnson Nutrition Co.	12,170		757,583
The Hershey Co.	21,819		1,028,765

Total			1,786,348

Health Care Equipment & Supplies (2.3%)
Edwards Lifesciences Corp.	21,736	(b,d)	1,757,138
St. Jude Medical, Inc.	42,392	(b)	1,812,258
Varian Medical Systems, Inc.	25,484	(b,d)	1,765,532

Total			5,334,928

Health Care Providers & Services (2.4%)
Express Scripts, Inc.	39,588	(b)	2,139,731
UnitedHealth Group, Inc.	39,753		1,435,481
Universal Health Services, Inc., Class B	48,674		2,113,425

Total			5,688,637

Hotels, Restaurants & Leisure (2.4%)
Bally Technologies, Inc.	28,945	(b,d)	1,221,190
Ctrip.com International Ltd., ADR	17,348	(b,c,d)	701,727
Las Vegas Sands Corp.	31,169	(b,d)	1,432,216
Starbucks Corp.	70,208	(d)	2,255,782

Total			5,610,915

Industrial Conglomerates (0.5%)
3M Co.	13,809		1,191,717

Insurance (0.8%)
MetLife, Inc.	44,228		1,965,492

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.	21,425	(b)	3,856,500
priceline.com, Inc.	2,161	(b)	863,428

Total			4,719,928

Internet Software & Services (3.8%)
Akamai Technologies, Inc.	36,984	(b,d)	1,740,097
Google, Inc., Class A	11,866	(b)	7,048,048

Total			8,788,145

IT Services (3.1%)
Cognizant Technology Solutions Corp., Class A	33,435	(b)	2,450,451
IBM Corp.	23,830		3,497,291
Teradata Corp.	30,185	(b)	1,242,415

Total			7,190,157

Life Sciences Tools & Services (1.5%)
Life Technologies Corp.	31,932	(b)	1,772,226
Waters Corp.	20,968	(b)	1,629,423

Total			3,401,649

Machinery (6.3%)
Cummins, Inc.	27,213	(d)	2,993,702
Deere & Co.	28,872		2,397,820
Dover Corp.	51,570	(d)	3,014,266
Flowserve Corp.	20,744	(d)	2,473,100
Ingersoll-Rand PLC	27,568	(c,d)	1,298,177
Parker Hannifin Corp.	29,517		2,547,317

Total			14,724,382

Media (1.4%)
CBS Corp., Class B	48,654		926,859
Viacom, Inc., Class B	58,417		2,313,897

Total			3,240,756

Metals & Mining (1.7%)
Allegheny Technologies, Inc.	37,771	(d)	2,084,204
Freeport-McMoRan Copper & Gold, Inc.	14,964		1,797,027

Total			3,881,231

Multiline Retail (2.0%)
Nordstrom, Inc.	40,906	(d)	1,733,596
Target Corp.	49,288		2,963,688

Total			4,697,284

Oil, Gas & Consumable Fuels (7.3%)
Apache Corp.	18,847		2,247,128
Chevron Corp.	32,344		2,951,390
Continental Resources, Inc.	27,590	(b)	1,623,672
Exxon Mobil Corp.	50,124		3,665,067
Kinder Morgan Management LLC	—	(b,g)	1
Murphy Oil Corp.	12,855	(d)	958,340

See accompanying Notes to Portfolio of Investments.

290  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Oil, Gas & Consumable Fuels (cont.)
Occidental Petroleum Corp.	21,193		$2,079,033
Peabody Energy Corp.	34,934		2,235,077
Southwestern Energy Co.	37,122	(b)	1,389,476

Total			17,149,184

Personal Products (1.5%)
Avon Products, Inc.	54,410		1,581,155
The Estee Lauder Companies, Inc., Class A	24,383		1,967,708

Total			3,548,863

Pharmaceuticals (1.4%)
Allergan, Inc.	35,135		2,412,720
Medicis Pharmaceutical Corp., Class A	32,783	(d)	878,257

Total			3,290,977

Road & Rail (1.4%)
JB Hunt Transport Services, Inc.	40,378	(d)	1,647,826
Union Pacific Corp.	16,438		1,523,145

Total			3,170,971

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.	177,927	(b,d)	1,455,443
Broadcom Corp., Class A	55,052	(d)	2,397,515
Netlogic Microsystems, Inc.	44,238	(b,d)	1,389,516
Skyworks Solutions, Inc.	55,903	(b,d)	1,600,503
Texas Instruments, Inc.	92,902		3,019,314
Varian Semiconductor Equipment Associates, Inc.	30,754	(b,d)	1,136,975

Total			10,999,266

Software (7.9%)
Autodesk, Inc.	53,874	(b)	2,057,987
Intuit, Inc.	48,625	(b,d)	2,397,213
Microsoft Corp.	126,623		3,535,314
Oracle Corp.	193,930		6,070,008
Rovi Corp.	30,851	(b,d)	1,913,071
Salesforce.com, Inc.	7,691	(b)	1,015,212
SuccessFactors, Inc.	55,430	(b,d)	1,605,253

Total			18,594,058

Specialty Retail (3.2%)
Dick’s Sporting Goods, Inc.	52,605	(b,d)	1,972,688
Limited Brands, Inc.	59,598		1,831,447
Lowe’s Companies, Inc.	96,254		2,414,049
TJX Companies, Inc.	25,879		1,148,769

Total			7,366,953

Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.	40,625		2,246,968
Lululemon Athletica, Inc.	14,725	(b,c,d)	1,007,485

Total			3,254,453

Tobacco (1.5%)
Philip Morris International, Inc.	58,191		3,405,919

Wireless Telecommunication Services (1.9%)
American Tower Corp., Class A	29,462	(b)	1,521,418
Millicom International Cellular SA	12,841	(c)	1,227,600
NII Holdings, Inc.	40,057	(b,d)	1,788,945

Total			4,537,963

Total Common Stocks
(Cost: $192,143,237)			$232,573,269

Money Market Fund (0.7%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	1,551,886	(e)	$1,551,886

Total Money Market Fund
(Cost: $1,551,886)			$1,551,886

Investments of Cash Collateral Received
for Securities on Loan (13.2%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (1.1%)
KBC Bank NV
01-20-11	0.450%	$1,000,000	$1,000,000
United Overseas Bank Ltd.
02-22-11	0.340	1,500,000	1,500,000

Total			2,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (12.1%)(f)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$20,000,667	0.400%	$20,000,000	$20,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$2,311,315	0.280	2,311,261	2,311,261
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$1,000,025	0.300	1,000,000	1,000,000

Total			28,311,261

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $30,811,261)			$30,811,261

Total Investments in Securities
(Cost: $224,506,384)			$264,936,416

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 3.80% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  291

Portfolio of Investments (continued)  Seligman VP – Growth Fund

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180
United States Treasury Inflation Indexed Bonds	60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$1,230,547
Ginnie Mae I Pool	1,126,939

Total market value of collateral securities	$2,357,486

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

292  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$36,653
Capital One Multi-Asset Execution Trust	134,099
Chase Issuance Trust	35,945
Citibank Credit Card Issuance Trust	83,971
Citibank Omni Master Trust	81,145
Discover Card Master Trust I	48,968
First Franklin Mortgage Loan Asset Backed Certificates	29,632
First National Master Note Trust	44,146
Ford Credit Auto Owner Trust	7,646
Freddie Mac Gold Pool	82,095
GS Mortgage Securities Corp II	33,357
HSBC Home Equity Loan Trust	93,900
Merrill Lynch/Countrywide Commercial Mortgage Trust	101,857
Nelnet Student Loan Trust	42,089
SLC Student Loan Trust	67,407
SLM Student Loan Trust	102,450
Structured Asset Investment Loan Trust	7,558
Wells Fargo Home Equity Trust	14,673

Total market value of collateral securities	$1,047,591

(g)	Represents fractional shares.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  293

Portfolio of Investments (continued)  Seligman VP – Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$232,573,269	$—	$—	$232,573,269

Total Equity Securities	232,573,269	—	—	232,573,269

Other
Affiliated Money Market Fund(c)	1,551,886	—	—	1,551,886
Investments of Cash Collateral Received for Securities on Loan	—	30,811,261	—	30,811,261

Total Other	1,551,886	30,811,261	—	32,363,147

Total	$234,125,155	$30,811,261	$—	$264,936,416

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

294  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  295

Portfolio of Investments
Seligman VP – Larger-Cap Value Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (98.8%)
Issuer	Shares		Value(a)

Aerospace & Defense (7.1%)
General Dynamics Corp.	9,000	(c)	$638,640
Honeywell International, Inc.	16,000		850,560
United Technologies Corp.	8,000		629,760

Total			2,118,960

Capital Markets (2.0%)
Morgan Stanley	22,000		598,620

Chemicals (7.5%)
EI du Pont de Nemours & Co.	22,000		1,097,360
Praxair, Inc.	6,000		572,820
The Sherwin-Williams Co.	7,000	(c)	586,250

Total			2,256,430

Commercial Banks (4.1%)
U.S. Bancorp	45,000		1,213,650

Communications Equipment (3.5%)
Juniper Networks, Inc.	28,000	(b,c)	1,033,760

Diversified Financial Services (9.9%)
Bank of America Corp.	110,766		1,477,618
JPMorgan Chase & Co.	35,000		1,484,700

Total			2,962,318

Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	7,500	(c)	541,575
Wal-Mart Stores, Inc.	9,500		512,335

Total			1,053,910

Food Products (4.0%)
Tyson Foods, Inc., Class A	70,000		1,205,400

Health Care Equipment & Supplies (3.2%)
Baxter International, Inc.	19,000		961,780

Health Care Providers & Services (3.7%)
Humana, Inc.	20,000	(b)	1,094,800

Independent Power Producers & Energy Traders (4.1%)
The AES Corp.	100,000	(b)	1,218,000

Insurance (10.7%)
MetLife, Inc.	21,048		935,373
Prudential Financial, Inc.	9,000		528,390
The Travelers Companies, Inc.	10,000		557,100
Unum Group	50,000		1,211,000

Total			3,231,863

Multiline Retail (6.4%)
JC Penney Co., Inc.	28,000		904,680
Nordstrom, Inc.	24,000	(c)	1,017,120

Total			1,921,800

Oil, Gas & Consumable Fuels (12.8%)
Chevron Corp.	7,000		638,750
ConocoPhillips	10,000		681,000
Marathon Oil Corp.	14,926		552,710
The Williams Companies, Inc.	37,000	(c)	914,640
Valero Energy Corp.	45,000	(c)	1,040,401

Total			3,827,501

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	28,000	(c)	741,440

Road & Rail (4.9%)
CSX Corp.	11,000	(c)	710,710
Union Pacific Corp.	8,000		741,280

Total			1,451,990

Specialty Retail (4.7%)
Lowe’s Companies, Inc.	30,000		752,400
The Gap, Inc.	30,000		664,200

Total			1,416,600

Tobacco (4.2%)
Altria Group, Inc.	24,497		603,116
Philip Morris International, Inc.	11,000		643,830

Total			1,246,946

Total Common Stocks
(Cost: $22,938,337)			$29,555,768

Warrants (—%)
Issuer	Shares	Value(a)

Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts, Inc.	7(b,d)	$2

Total Warrants
(Cost: $—)		$2

Money Market Fund (1.5%)
	Shares	Value(a)

Columbia Short-Term Cash Fund, 0.229%	447,502(e)	$447,502

Total Money Market Fund
(Cost: $447,502)		$447,502

Investments of Cash Collateral Received
for Securities on Loan (15.3%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(f)
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$4,574,953	0.280%	$4,574,846	$4,574,846

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $4,574,846)			$4,574,846

Total Investments in Securities
(Cost: $27,960,685)			$34,578,118

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

See accompanying Notes to Financial Statements.

296  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(d)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $2, representing less than 0.01%. Information concerning such security holdings at Dec. 31, 2010 was as follows:

Acquisition
Security	dates	Cost
Krispy Kreme Doughnuts, Inc.	07-01-09	$—

(e)	Affiliated Money Market Fund – See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,435,710
Ginnie Mae I Pool	2,230,633

Total market value of collateral securities	$4,666,343

See accompanying Notes to Financial Statements.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  297

Portfolio of Investments (continued)  Seligman VP – Larger-Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$29,555,768	$—	$—	$29,555,768
Warrants	2	—	—	2

Total Equity Securities	29,555,770	—	—	29,555,770

Other
Affiliated Money Market Fund(c)	447,502	—	—	447,502
Investments of Cash Collateral Received for Securities on Loan	—	4,574,846	—	4,574,846

Total Other	447,502	4,574,846	—	5,022,348

Investments in Securities	30,003,272	4,574,846	—	34,578,118

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

See accompanying Notes to Financial Statements.

298  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  299

Portfolio of Investments
Seligman VP – Smaller-Cap Value Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (100.1%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.7%)
Cubic Corp.	50,000	(d)	$2,357,500

Airlines (6.0%)
Delta Air Lines, Inc.	205,000	(b)	2,583,000
United Continental Holdings, Inc.	115,000	(b,d)	2,739,300

Total			5,322,300

Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.	20,000	(b,d)	257,200

Beverages (1.9%)
Central European Distribution Corp.	75,000	(b)	1,717,500

Chemicals (3.6%)
Cytec Industries, Inc.	23,400		1,241,605
Minerals Technologies, Inc.	30,000	(d)	1,962,300

Total			3,203,905

Commercial Services & Supplies (4.5%)
The Brink’s Co.	65,000	(d)	1,747,200
Waste Connections, Inc.	79,500		2,188,635

Total			3,935,835

Communications Equipment (1.8%)
F5 Networks, Inc.	12,000	(b)	1,561,920

Construction & Engineering (2.5%)
The Shaw Group, Inc.	65,000	(b)	2,224,950

Containers & Packaging (2.1%)
Owens-Illinois, Inc.	60,000	(b)	1,842,000

Diversified Consumer Services (3.6%)
Sotheby’s	70,000	(d)	3,150,000

Electrical Equipment (10.7%)
Belden, Inc.	90,000	(d)	3,313,800
EnerSys	100,000	(b)	3,212,000
Thomas & Betts Corp.	60,000	(b)	2,898,000

Total			9,423,800

Energy Equipment & Services (4.7%)
Exterran Holdings, Inc.	66,000	(b,d)	1,580,700
Terra Technologies, Inc.	216,000	(b,d)	2,563,920

Total			4,144,620

Food Products (2.9%)
Smithfield Foods, Inc.	125,000	(b,d)	2,578,750

Health Care Equipment & Supplies (0.6%)
Analogic Corp.	10,000	(d)	495,100

Health Care Providers & Services (3.2%)
WellCare Health Plans, Inc.	93,000	(b,d)	2,810,460

Hotels, Restaurants & Leisure (5.9%)
Penn National Gaming, Inc.	65,000	(b)	2,284,750
Texas Roadhouse, Inc.	170,000	(b,d)	2,918,900

Total			5,203,650

Household Durables (2.0%)
Lennar Corp., Class A	95,000	(d)	1,781,250

Insurance (13.2%)
Aspen Insurance Holdings Ltd.	75,000	(c)	2,146,500
Endurance Specialty Holdings Ltd.	20,000	(c,d)	921,400
Infinity Property & Casualty Corp.	40,000	(d)	2,471,999
Lincoln National Corp.	85,000		2,363,850
The Hanover Insurance Group, Inc.	42,000		1,962,240
WR Berkley Corp.	66,000	(d)	1,807,080

Total			11,673,069

IT Services (2.2%)
CACI International, Inc., Class A	37,000	(b,d)	1,975,800

Machinery (3.2%)
Douglas Dynamics, Inc.	57,797	(d)	875,625
Mueller Industries, Inc.	60,000	(d)	1,962,000

Total			2,837,625

Personal Products (3.3%)
Herbalife Ltd.	43,000	(c)	2,939,910

Professional Services (1.0%)
School Specialty, Inc.	65,000	(b,d)	905,450

Semiconductors & Semiconductor Equipment (11.2%)
Cypress Semiconductor Corp.	210,000	(b,d)	3,901,800
ON Semiconductor Corp.	330,000	(b,d)	3,260,400
Varian Semiconductor Equipment Associates, Inc.	75,000	(b,d)	2,772,750

Total			9,934,950

Software (6.3%)
Lawson Software, Inc.	270,000	(b,d)	2,497,500
Quest Software, Inc.	110,000	(b,d)	3,051,400

Total			5,548,900

Transportation Infrastructure (0.7%)
Aegean Marine Petroleum Network, Inc.	60,000	(c)	625,800

Total Common Stocks
(Cost: $46,764,258)			$88,452,244

Money Market Fund (0.2%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	143,973	(e)	$143,973

Total Money Market Fund
(Cost: $143,973)			$143,973

Investments of Cash Collateral Received
for Securities on Loan (20.1%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,167	0.400%	$5,000,000	$5,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$7,769,293	0.280	7,769,111	7,769,111
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$5,000,188	0.450	5,000,000	5,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,769,111)			$17,769,111

Total Investments in Securities
(Cost: $64,677,342)			$106,365,328

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

300  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 7.51% of net assets.

(d)	At Dec. 31,2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value (a)
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.280%)
Security description	Value (a)
Freddie Mac REMICS	$4,136,381
Ginnie Mae I Pool	3,788,112

Total market value of collateral securities	$7,924,493

Pershing LLC (0.450%)
Security description	Value (a)
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  301

Portfolio of Investments (continued)  Seligman VP – Smaller-Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the Inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques, in addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable Inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity Unobservable inputs are those that reflect the Fund’s assumptions about the Information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below;

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — Valuations based on significant unobservable Inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may Include price information, credit data, volatility statistice, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The Inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many Investments. This condition could cause an Investment to be reclassified between the various levels wrthln the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those Investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used In valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31. 2010:

	Fair value at Dec. 31 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	In active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$88,452,244	$—	$—	$88,452,244

Total Equity Securities	88,452,244	—	—	88,452,244

Other
Affiliated Money Market Fund(c)	143,973	—	—	143,973
Investments of Cash Collateral Received for Securities on Loan	—	17,769,111	—	17,769,111

Total Other	143,973	17,769,111	—	17,913,084

Total	$88,596,217	$17,769,111	$—	$106,365,328

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

302  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  303

Portfolio of Investments
Threadneedle VP – Emerging Markets Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (96.6%)(c)
Issuer	Shares		Value(a)

Brazil (15.7%)
Anhanguera Educacional Participacoes SA	484,400		$11,665,262
Banco Santander Brasil SA, ADR	999,798		13,597,253
BM&FBovespa SA	1,511,200		11,945,850
Fibria Celulose SA, ADR	441,049	(b)	7,056,784
Itaú Unibanco Holding SA, ADR	777,970		18,679,059
Localiza Rent a Car SA	619,697		10,036,032
Lojas Renner SA	315,200		10,702,757
MRV Engenharia e Participacoes SA	669,000		6,287,231
OGX Petroleo e Gas Participacoes SA	1,155,800	(b)	13,916,918
Petroleo Brasileiro SA, ADR	698,223		26,420,758
Vale SA, ADR	983,615		34,003,570

Total			164,311,474

China (14.5%)
Bank of China Ltd., Series H	19,058,599	(e)	10,054,073
China Construction Bank Corp., Series H	23,730,460		21,281,691
China National Building Material Co., Ltd.,	2,292,000		5,255,203
Series H China Yurun Food Group Ltd.	2,140,000		7,035,126
CNOOC Ltd.	3,599,000		8,539,058
CNOOC Ltd., ADR	55,501		13,229,773
Dongfang Electric Corp., Ltd., Series H	1,413,800	(e)	7,003,513
Dongfeng Motor Group Co., Ltd., Series H	4,812,000		8,296,552
Hengan International Group Co., Ltd.	794,500		6,854,249
Industrial & Commercial Bank of China, Series H	6,868,169	(e)	5,116,662
New Oriental Education & Technology Group, ADR	84,240	(b)	8,864,575
PetroChina Co., Ltd., Series H	5,838,000		7,631,765
Ping An Insurance Group Co. of China Ltd., Series H	1,180,000		13,193,772
Tencent Holdings Ltd.	451,600	(e)	9,814,107
Yanzhou Coal Mining Co., Ltd., Series H	3,614,000		11,043,811
Zhuzhou CSR Times Electric Co., Ltd., Series H	2,174,000		8,545,509

Total			151,759,439

Egypt (0.5%)
Orascom Construction Industries, GDR	99,323	(d)	4,865,834

Hong Kong (2.3%)
Agile Property Holdings Ltd.	4,226,000		6,220,463
Belle International Holdings Ltd.	3,026,000		5,116,011
China Mobile Ltd.	503,000		4,996,346
China Overseas Land & Investment Ltd.	4,165,920		7,707,917

Total			24,040,737

Hungary (0.8%)
OTP Bank PLC	338,115	(b)	8,174,424

India (7.4%)
Bharat Heavy Electricals Ltd.	176,783		9,189,948
ICICI Bank Ltd.	497,434		12,742,991
Infosys Technologies Ltd.	146,286		11,266,804
Jaiprakash Associates Ltd.	2,556,018		6,052,674
Larsen & Toubro Ltd.	231,945		10,270,182
Maruti Suzuki India Ltd.	304,708		9,690,669
Reliance Industries Ltd.	396,424		9,389,130
State Bank of India	149,870		9,427,728

Total			78,030,126

Indonesia (3.7%)
Astra International Tbk PT	705,500		4,280,263
Bank Mandiri Tbk PT	9,610,000		6,937,351
Bank Rakyat Indonesia Persero Tbk PT	6,279,500		7,333,015
Bumi Resources Tbk PT	24,175,000		8,130,323
Indofood CBP Sukses Makmur Tbk PT	10,309,500	(b)	5,370,130
Semen Gresik Persero Tbk PT	6,135,500		6,450,107

Total			38,501,189

Luxembourg (1.1%)
Evraz Group SA, GDR	188,989	(b,d)	6,779,036
Ternium SA, ADR	117,228		4,971,639

Total			11,750,675

Malaysia (2.3%)
Axiata Group Bhd	5,898,600	(b)	9,136,115
CIMB Group Holdings Bhd	1,880,900		5,220,461
Genting Bhd	2,739,000		9,990,272

Total			24,346,848

Mexico (4.2%)
America Movil SAB de CV, Series L, ADR	314,928		18,057,972
Grupo Financiero Banorte SAB de CV, Series O	2,243,400		10,686,411
Grupo Mexico SAB de CV, Series B	1,578,800		6,513,580
Wal-Mart de Mexico SAB de CV, Series V	3,058,500		8,758,853

Total			44,016,816

Philippine Islands (0.5%)
Ayala Corp.	592,520		5,319,394

Poland (1.1%)
Bank Pekao SA	111,123		6,730,398
Powszechna Kasa Oszczednosci Bank Polski SA	337,806		4,954,960

Total			11,685,358

Russia (7.4%)
Eurasia Drilling Co., Ltd., GDR	213,241	(d)	6,930,333
Lukoil OAO, ADR	201,662		11,393,903
Magnit OJSC, GDR	262,654	(d)	7,695,762
MMC Norilsk Nickel, ADR	475,241		11,393,902
Novolipetsk Steel OJSC, GDR	223,191	(d)	10,646,211
Sberbank of Russia	5,921,863		20,128,454
X5 Retail Group NV, GDR	198,946	(b,d)	9,201,252

Total			77,389,817

South Africa (7.0%)
Impala Platinum Holdings Ltd.	339,641		11,979,948
Kumba Iron Ore Ltd.	137,345		8,827,628
Life Healthcare Group Holdings Ltd.	3,866,749		8,694,126
Mr Price Group Ltd.	833,765		8,394,963
MTN Group Ltd.	459,716		9,356,361
Naspers Ltd., Series N	170,312		10,004,018
Shoprite Holdings Ltd.	496,624		7,493,048
Standard Bank Group Ltd.	559,205		9,106,153

Total			73,856,245

South Korea (12.5%)
Hyundai Department Store Co., Ltd.	74,950		9,288,440
Hyundai Engineering & Construction Co., Ltd.	144,220		9,260,643
Hyundai Heavy Industries Co., Ltd.	17,926		7,044,683
Hyundai Mobis	53,463		13,496,459
Hyundai Motor Co.	95,603		14,717,220
Kangwon Land, Inc.	223,700		5,558,238
LG Chem Ltd.	37,040		12,858,654
POSCO	17,610		7,584,982
Samsung Electronics Co., Ltd.	36,925		31,092,192

See accompanying Notes to Portfolio of Investments.

304  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares	Value(a)

South Korea (cont.)
Samsung Engineering Co., Ltd.	57,581	$9,812,501
Shinhan Financial Group Co., Ltd.	232,670	10,908,315

Total		131,622,327

Taiwan (8.6%)
Acer, Inc.	3,559,028	11,020,291
Cathay Financial Holding Co., Ltd.	4,245,000	7,542,323
Delta Electronics, Inc.	2,566,000	12,566,328
Hon Hai Precision Industry Co., Ltd.	4,395,042	17,747,523
MediaTek, Inc.	277,355	3,979,508
Synnex Technology International Corp.	2,547,909	6,891,210
Taiwan Semiconductor Manufacturing Co., Ltd.	6,472,838	15,793,920
Tripod Technology Corp.	2,387,161	9,762,601
Yuanta Financial Holding Co., Ltd.	6,825,000	5,113,238

Total		90,416,942

Thailand (2.1%)
Bangkok Bank PCL, NVDR	2,145,532	10,495,408
Siam Commercial Bank PCL	3,368,400	11,609,748

Total		22,105,156

Turkey (2.5%)
BIM Birlesik Magazalar AS	210,963	7,201,273
KOC Holding AS	2,102,700	10,281,081
Turkiye Garanti Bankasi AS	1,643,557	8,356,707

Total		25,839,061

United Kingdom (1.1%)
Antofagasta PLC	467,498	11,750,998

United States (1.3%)
Southern Copper Corp.	288,594	14,066,072

Total Common Stocks
(Cost: $798,923,381)		$1,013,848,932

Preferred Stocks (1.4%)(c)
Issuer	Shares	Value(a)

Brazil
Itaú Unibanco Holding SA	457,800	$10,966,804
Petroleo Brasileiro SA	246,800	4,054,890

Total Preferred Stocks
(Cost: $13,779,873)		$15,021,694

Money Market Fund (1.0%)
	Shares	Value(a)

Columbia Short-Term Cash Fund, 0.229%	10,923,710(g)	$10,923,710

Total Money Market Fund
(Cost: $10,923,710)		$10,923,710

Investments of Cash Collateral Received
for Securities on Loan (0.9%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$2,000,067	0.400%	$2,000,000	$2,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$6,942,444	0.280	6,942,282	6,942,282

Total			8,942,282

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $8,942,282)		$8,942,282

Total Investments in Securities
(Cost: $832,569,246)(h)		$1,048,736,618

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Dec. 31, 2010:

	Percentage of
Industry	net assets	Value(a)
Auto Components	1.3%	$13,496,459
Automobiles	3.5	36,984,704
Banking	1.0	10,966,804
Capital Markets	0.5	5,113,238
Chemicals	1.2	12,858,654
Commercial Banks	20.1	211,541,262
Computers & Peripherals	1.0	11,020,291
Construction & Engineering	3.3	34,209,160
Construction Materials	1.1	11,705,310
Diversified Consumer Services	2.0	20,529,837
Diversified Financial Services	1.6	17,265,244
Electrical Equipment	2.4	24,738,970
Electronic Equipment, Instruments & Components	4.5	46,967,662
Energy Equipment & Services	0.7	6,930,333
Food & Staples Retailing	3.8	40,350,188
Food Products	1.2	12,405,256
Health Care Providers & Services	0.8	8,694,126
Hotels, Restaurants & Leisure	1.5	15,548,510
Household Durables	0.6	6,287,231
Industrial Conglomerates	1.6	16,333,755
Insurance	2.0	20,736,095
Internet Software & Services	0.9	9,814,107
IT Services	1.1	11,266,804
Machinery	0.7	7,044,683

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  305

Portfolio of Investments (continued)  Threadneedle VP – Emerging Markets Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value(a)
Media	1.0%	$10,004,018
Metals & Mining	12.2	128,517,566
Multiline Retail	1.9	19,991,197
Oil Field Services	0.4	4,054,890
Oil, Gas & Consumable Fuels	10.4	109,695,439
Paper & Forest Products	0.7	7,056,784
Personal Products	0.6	6,854,249
Real Estate Management & Development	1.3	13,928,380
Road & Rail	1.0	10,036,032
Semiconductors & Semiconductor Equipment	4.8	50,865,620
Specialty Retail	1.3	13,510,974
Wireless Telecommunication Services	4.0	41,546,794
Other(1)	1.9	19,865,992

Total		$1,048,736,618

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-voting Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $46,118,428 or 4.39% of net assets.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value (a)
Fannie Mae Interest Strip	$64,062
Fannie Mae Pool	174,958
Fannie Mae Principal Strip	2,092
Fannie Mae REMICS	117,279
Federal Farm Credit Bank	109,074
Federal Home Loan Banks	195,415
Federal Home Loan Mortgage Corp	14,661
Federal National Mortgage Association	169,438
FHLMC Structured Pass Through Securities	69,360
Freddie Mac Non Gold Pool	167,944
Freddie Mac Reference REMIC	1,130
Freddie Mac REMICS	103,079
Freddie Mac Strips	30,397
Ginnie Mae I Pool	19,647
Ginnie Mae II Pool	108,908

306  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value (a)
Government National Mortgage Association	$43,818
United States Treasury Inflation Indexed Bonds	6,023
United States Treasury Note/Bond	478,610
United States Treasury Strip Coupon	143,054
United States Treasury Strip Principal	21,051

Total market value of collateral securities	$2,040,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$3,696,166
Ginnie Mae I Pool	3,384,962

Total market value of collateral securities	$7,081,128

(g)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $850,142,400 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$211,450,825
Unrealized depreciation	(12,856,607)

Net unrealized appreciation	$198,594,218

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  307

Portfolio of Investments (continued)  Threadneedle VP – Emerging Markets Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

308  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Auto Components	$—	$13,496,459	$—	$13,496,459
Automobiles	—	36,984,704	—	36,984,704
Capital Markets	—	5,113,238	—	5,113,238
Chemicals	—	12,858,654	—	12,858,654
Commercial Banks	42,962,723	168,578,539	—	211,541,262
Computers & Peripherals	—	11,020,291	—	11,020,291
Construction & Engineering	—	34,209,160	—	34,209,160
Construction Materials	—	11,705,310	—	11,705,310
Diversified Financial Services	11,945,850	5,319,394	—	17,265,244
Electrical Equipment	—	24,738,970	—	24,738,970
Electronic Equipment, Instruments & Components	—	46,967,662	—	46,967,662
Energy Equipment & Services	—	6,930,333	—	6,930,333
Food & Staples Retailing	8,758,853	31,591,335	—	40,350,188
Food Products	—	12,405,256	—	$12,405,256
Health Care Providers & Services	—	8,694,126	—	8,694,126
Hotels, Restaurants & Leisure	—	15,548,510	—	15,548,510
Industrial Conglomerates	—	16,333,755	—	16,333,755
Insurance	—	20,736,095	—	20,736,095
Internet Software & Services	—	9,814,107	—	9,814,107
IT Services	—	11,266,804	—	11,266,804
Machinery	—	7,044,683	—	7,044,683
Media	—	10,004,018	—	10,004,018
Metals & Mining	70,948,763	57,568,803	—	128,517,566
Multiline Retail	10,702,757	9,288,440	—	19,991,197
Oil, Gas & Consumable Fuels	53,567,449	56,127,990	—	109,695,439
Personal Products	—	6,854,249	—	6,854,249
Real Estate Management & Development	—	13,928,380	—	13,928,380
Semiconductors & Semiconductor Equipment	—	50,865,620	—	50,865,620
Specialty Retail	—	13,510,974	—	13,510,974
Wireless Telecommunication Services	18,057,972	23,488,822	—	41,546,794
All Other Industries	43,909,884	—	—	43,909,884
Preferred Stocks	15,021,694	—	—	15,021,694

Total Equity Securities	275,875,945	752,994,681	—	1,028,870,626

Other
Affiliated Money Market Fund(c)	10,923,710	—	—	10,923,710
Investments of Cash Collateral Received for Securities on Loan	—	8,942,282	—	8,942,282

Total Other	10,923,710	8,942,282	—	19,865,992

Total	$286,799,655	$761,936,963	$—	$1,048,736,618

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 2 into Level 1 during the period was $40,803,033.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  309

Portfolio of Investments (continued)  Threadneedle VP – Emerging Markets Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

310  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
Threadneedle VP – International Opportunity Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.4%)(c)
Issuer	Shares		Value(a)

Australia (4.7%)
Australia & New Zealand Banking Group Ltd.	201,231		$4,800,706
BHP Billiton Ltd.	106,800		4,937,570
CSL Ltd.	76,636		2,841,470
Macquarie Group Ltd.	74,534		2,818,363
Newcrest Mining Ltd.	112,599		4,652,314
Rio Tinto Ltd.	51,968	(d)	4,538,089

Total	24,588,512

Belgium (1.1%)
Anheuser-Busch InBev NV	105,195		6,018,737

Bermuda (0.7%)
SeaDrill Ltd.	106,097	(d)	3,628,107

Brazil (2.2%)
Itaú Unibanco Holding SA, ADR	165,510		3,973,895
Lojas Renner SA	98,800		3,354,799
MRV Engenharia e Participacoes SA	226,800		2,131,456
OGX Petroleo e Gas Participacoes SA	162,600	(b)	1,957,857

Total	11,418,007

Canada (1.8%)
Canadian National Railway Co.	50,800		3,379,367
CGI Group, Inc., Class A	199,800	(b)	3,445,518
IESI-BFC Ltd.	113,290	(d)	2,747,629

Total	9,572,514

China (3.8%)
China National Building Material Co., Ltd., Series H	1,196,000		2,742,244
China Yurun Food Group Ltd.	688,000		2,261,760
Dongfeng Motor Group Co., Ltd., Series H	1,136,000		1,958,621
Industrial & Commercial Bank of China, Series H	6,866,695		5,115,564
Ping An Insurance Group Co. of China Ltd., Series H	202,000		2,258,595
Tencent Holdings Ltd.	147,400		3,203,276
Yanzhou Coal Mining Co., Ltd., Series H	894,000	(d)	2,731,922

Total	20,271,982

Denmark (1.3%)
Novo Nordisk A/S, Series B	60,704		6,844,034

France (8.4%)
Air Liquide SA	33,013		4,176,632
BNP Paribas	85,212		5,423,322
Edenred	115,734	(b)	2,740,745
Legrand SA	103,657		4,222,881
LVMH Moet Hennessy Louis Vuitton SA	49,940		8,218,130
Publicis Groupe SA	86,554	(d)	4,512,510
Safran SA	111,484	(d)	3,949,343
Schneider Electric SA	37,343		5,591,054
Societe Generale	105,452		5,669,743

Total	44,504,360

Germany (7.5%)
BASF SE	74,748		5,998,292
BMW AG	74,273		5,839,975
Fresenius Medical Care AG & Co. KGaA	147,060		8,527,492
Infineon Technologies AG	382,256	(b)	3,587,465
Kabel Deutschland Holding AG	39,612	(b,d)	1,859,303
Linde AG	23,068		3,507,905
MAN SE	23,601		2,833,856
SAP AG	50,591		2,569,368
Siemens AG	40,201		5,006,973

Total	39,730,629

Hong Kong (2.5%)
Hong Kong Exchanges and Clearing Ltd.	148,600		3,370,841
Li & Fung Ltd.	1,160,000		6,731,343
Sun Hung Kai Properties Ltd.	202,000		3,355,404

Total	13,457,588

Indonesia (0.8%)
Bank Mandiri Tbk PT	6,141,000		4,433,119

Italy (1.4%)
Fiat SpA	167,705		3,469,605
Saipem SpA	83,552		4,126,747

Total	7,596,352

Japan (15.4%)
Aisin Seiki Co., Ltd.	9,700		341,920
Asahi Breweries Ltd.	56,500		1,090,888
Asahi Kasei Corp.	259,000		1,685,327
Asics Corp.	36,000		460,955
Bridgestone Corp.	25,400		489,105
Canon, Inc.	54,350		2,792,735
Daiichi Sankyo Co., Ltd.	28,100		613,959
East Japan Railway Co.	23,900		1,551,425
Fanuc Corp.	8,800		1,345,633
Fujitsu Ltd.	57,000		395,062
Goldcrest Co., Ltd.	31,160	(d)	812,228
Hankyu Hanshin Holdings, Inc.	218,000		1,010,732
Hisamitsu Pharmaceutical Co., Inc.	14,300		601,244
Hitachi Ltd.	77,000		408,957
Honda Motor Co., Ltd.	68,300		2,696,715
Hoya Corp.	31,200		754,670
J Front Retailing Co., Ltd.	156,000		850,439
Jafco Co., Ltd.	15,800	(d)	456,976
JFE Holdings, Inc.	37,000		1,283,350
JGC Corp.	17,000		368,588
JX Holdings, Inc.	75,900		513,808
Kawasaki Heavy Industries Ltd.	354,000		1,186,848
Kawasaki Kisen Kaisha Ltd.	191,000	(d)	831,872
Kirin Holdings Co., Ltd.	47,000		657,588
Komatsu Ltd.	70,800		2,131,646
Kyocera Corp.	11,200		1,138,312
Lawson, Inc.	16,200		800,037
Makita Corp.	44,300		1,803,318
Mitsubishi Corp.	59,100		1,593,436
Mitsubishi Electric Corp.	159,000	(d)	1,662,048
Mitsubishi Estate Co., Ltd.	79,000		1,460,555
Mitsubishi Gas Chemical Co., Inc.	61,000		431,613
Mitsubishi UFJ Financial Group, Inc.	586,200		3,162,031
Mitsubishi UFJ Lease & Finance Co., Ltd.	20,130		794,838
Mitsui & Co., Ltd.	25,300		416,438
Mitsui Fudosan Co., Ltd.	48,000		954,285
Mizuho Financial Group, Inc.	965,400		1,811,639
MS&AD Insurance Group Holdings	32,700		816,582
Murata Manufacturing Co., Ltd.	14,700		1,026,522
NGK Spark Plug Co., Ltd.	83,000		1,268,848
Nintendo Co., Ltd.	4,100		1,197,445
Nippon Electric Glass Co., Ltd.	40,000		574,369
Nippon Sheet Glass Co., Ltd.	344,000		923,035
Nippon Telegraph & Telephone Corp.	24,500		1,116,089
Nissan Motor Co., Ltd.	205,100		1,940,933
Nomura Holdings, Inc.	60,800		385,923
NSK Ltd.	89,000		800,704
NTT DoCoMo, Inc.	851		1,482,654
ORIX Corp.	5,850	(d)	573,367
Osaka Gas Co., Ltd.	276,000		1,070,292
Rinnai Corp.	12,000		731,806
Santen Pharmaceutical Co., Ltd.	36,200		1,255,526
Sanwa Holdings Corp.	101,000		318,004
Seven & I Holdings Co., Ltd.	22,300		593,492
Shin-Etsu Chemical Co., Ltd.	29,100		1,568,970
Shiseido Co., Ltd.	16,400	(d)	357,264
Softbank Corp.	29,300		1,010,651
Sony Corp.	43,600		1,559,916
Sumitomo Corp.	85,100		1,198,419
Sumitomo Metal Industries Ltd.	281,000		689,128
Sumitomo Metal Mining Co., Ltd.	43,000		749,257
Sumitomo Mitsui Financial Group, Inc.	55,700		1,972,906
Suzuki Motor Corp.	52,000		1,277,010
Takeda Pharmaceutical Co., Ltd.	16,000		786,304
The Bank of Kyoto Ltd.	45,000		425,517

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  311

Portfolio of Investments (continued)  Threadneedle VP – International Opportunity Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Japan (cont.)
The Chiba Bank Ltd.	114,000		$739,473
The Dai-ichi Life Insurance Co., Ltd.	587		950,336
The Kansai Electric Power Co., Inc.	29,600		730,171
The Shizuoka Bank Ltd.	52,000		478,312
The Tokyo Electric Power Co., Inc.	32,200		785,408
Tokio Marine Holdings, Inc.	44,800		1,331,385
Tokyo Electron Ltd.	17,500		1,102,228
Tokyo Gas Co., Ltd.	98,000		434,130
Toshiba Corp.	79,000		428,914
Toyota Motor Corp.	92,500		3,642,926
Ushio, Inc.	38,300		727,509
Yamada Denki Co., Ltd.	16,260		1,106,596

Total	81,489,541

Luxembourg (0.4%)
Evraz Group SA, GDR	59,868	(b,e)	2,147,465

Mexico (1.1%)
America Movil SAB de CV, Series L, ADR	49,548		2,841,082
Grupo Modelo SAB de CV, Series C	394,500		2,457,041
Wal-Mart de Mexico SAB de CV, Series V	233,200		667,832

Total	5,965,955

Netherlands (2.2%)
ASML Holding NV	133,650		5,163,370
ING Groep NV-CVA	668,512	(b)	6,505,895

Total	11,669,265

Norway (1.4%)
DnB NOR ASA	289,995		4,089,581
Telenor ASA	196,565		3,210,880

Total	7,300,461

Singapore (1.4%)
Oversea-Chinese Banking Corp., Ltd.	706,190		5,444,524
Singapore Airlines Ltd.	146,000		1,743,114

Total	7,187,638

South Korea (1.6%)
Hyundai Mobis	11,742		2,964,207
Samsung Electronics Co., Ltd.	6,429		5,413,452

Total	8,377,659

Spain (2.0%)
Amadeus IT Holding SA, Series A	309,474	(b)	6,506,084
Inditex SA	53,558		4,010,480

Total	10,516,564

Sweden (4.6%)
Assa Abloy AB, Series B	148,209		4,188,659
Atlas Copco AB, Series A	203,242		5,140,202
Autoliv, Inc., SDR	72,567		5,758,106
Swedish Match AB	207,445		6,022,725
TeliaSonera AB	398,671	(d)	3,170,874

Total	24,280,566

Switzerland (5.9%)
Credit Suisse Group AG	112,335		4,532,526
Nestlé SA	162,298		9,525,332
SGS SA	2,239		3,764,715
Syngenta AG	13,024		3,824,729
The Swatch Group AG	81,051		6,551,814
Xstrata PLC	117,065		2,748,133

Total	30,947,249

Taiwan (1.6%)
Advanced Semiconductor Engineering, Inc.	292,720		339,518
Hon Hai Precision Industry Co., Ltd.	553,574		2,235,375
MediaTek, Inc.	167,333		2,400,905
Taiwan Semiconductor Manufacturing Co., Ltd.	1,437,149		3,506,687

Total	8,482,485

Turkey (0.6%)
KOC Holding AS	409,133		2,000,442
Turkiye Garanti Bankasi AS	212,487		1,080,396

Total	3,080,838

United Kingdom (23.0%)
Admiral Group PLC	364,150		8,602,464
Aggreko PLC	256,755		5,933,310
ARM Holdings PLC	470,999		3,108,839
BG Group PLC	526,757		10,644,990
BP PLC	984,235		7,144,883
British Airways PLC	811,845	(b,d)	3,449,606
British American Tobacco PLC	143,521		5,513,127
Burberry Group PLC	298,074		5,224,207
Carnival PLC	66,126		3,074,750
HSBC Holdings PLC	284,386		2,887,259
IG Group Holdings PLC	496,442		3,947,923
Lonmin PLC	97,373	(b)	2,985,053
Prudential PLC	418,368		4,357,776
Rio Tinto PLC	188,139		13,161,835
Shire PLC	220,832		5,313,221
Standard Chartered PLC	324,453		8,729,647
Tesco PLC	979,540		6,491,440
The Weir Group PLC	164,049		4,553,271
Tullow Oil PLC	316,581		6,224,864
Vodafone Group PLC	3,796,031		9,813,959

Total	121,162,424

Total Common Stocks
(Cost: $402,294,802)			$514,672,051

Preferred Stocks (1.9%)(c)
Issuer	Shares		Value(a)

Germany
Volkswagen AG	60,616		$9,892,397

Total Preferred Stocks
(Cost: $5,516,354)			$9,892,397

Money Market Fund (0.6%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	3,286,537	(f)	$3,286,537

Total Money Market Fund
(Cost: $3,286,537)			$3,286,537

Investments of Cash Collateral Received
for Securities on Loan (5.3%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(g)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,167	0.400%	$5,000,000	$5,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$7,012,961	0.280	7,012,798	7,012,798
Merrill Lynch Government Securities Income dated 12-31-10, matures 01-03-11, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$5,000,188	0.450	5,000,000	5,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$1,000,025	0.300	1,000,000	1,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $28,012,798)			$28,012,798

Total Investments in Securities
(Cost: $439,110,491)(h)			$555,863,783

See accompanying Notes to Portfolio of Investments.

312  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Dec. 31, 2010:

	Percentage of
Industry	net assets	Value(a)
Aerospace & Defense	0.7%	$3,949,343
Airlines	1.0	5,192,720
Auto Components	2.0	10,822,186
Automobiles	3.9	20,825,785
Automotive	1.9	9,892,397
Beverages	1.9	10,224,254
Biotechnology	0.5	2,841,470
Building Products	1.0	5,429,698
Capital Markets	1.6	8,193,788
Chemicals	4.0	21,193,468
Commercial Banks	11.4	60,237,634
Commercial Services & Supplies	2.2	11,421,684
Computers & Peripherals	0.2	823,976
Construction & Engineering	0.1	368,588
Construction Materials	0.5	2,742,244
Consumer Finance	0.1	573,367
Distributors	1.3	6,731,343
Diversified Financial Services	2.8	14,619,497
Diversified Telecommunication Services	1.4	7,497,843
Electric Utilities	0.3	1,515,579
Electrical Equipment	2.3	12,203,492
Electronic Equipment, Instruments & Components	1.2	6,138,205
Energy Equipment & Services	1.5	7,754,854
Food & Staples Retailing	1.6	8,552,801
Food Products	2.2	11,787,092
Gas Utilities	0.3	1,504,422
Health Care Providers & Services	1.6	8,527,492
Hotels, Restaurants & Leisure	0.6	3,074,750
Household Durables	0.8	4,423,178
Industrial Conglomerates	1.5	8,018,147
Insurance	3.5	18,317,138
Internet Software & Services	0.6	3,203,276
IT Services	1.9	9,951,602
Machinery	3.7	19,795,478
Marine	0.2	831,872
Media	1.2	6,371,813
Metals & Mining	7.2	37,892,194
Multiline Retail	0.8	4,205,238
Office Electronics	0.5	2,792,735
Oil, Gas & Consumable Fuels	5.5	29,218,324
Personal Products	0.1	357,264
Pharmaceuticals	2.9	15,414,288
Professional Services	0.7	3,764,715
Real Estate Management & Development	1.2	6,582,472
Road & Rail	0.9	4,930,792
Semiconductors & Semiconductor Equipment	4.7	24,622,464
Software	0.7	3,766,813
Specialty Retail	1.0	5,117,076
Textiles, Apparel & Luxury Goods	3.9	20,455,106
Tobacco	2.2	11,535,852
Trading Companies & Distributors	0.6	3,208,293
Wireless Telecommunication Services	2.9	15,148,346
Other(1)	5.9	31,299,335

Total		$555,863,783

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  313

Portfolio of Investments (continued)  Threadneedle VP – International Opportunity Fund

Notes to Portfolio of Investments

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
SDR	— Swedish Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $2,147,465 or 0.41% of net assets.

(f)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$3,733,708
Ginnie Mae I Pool	3,419,345

Total market value of collateral securities	$7,153,053

Merrill Lynch Government Securities Income (0.250%)
Security description	Value(a)
Fannie Mae REMICS	$960,321
Freddie Mac REMICS	4,139,688

Total market value of collateral securities	$5,100,009

314  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$36,653
Capital One Multi-Asset Execution Trust	134,099
Chase Issuance Trust	35,945
Citibank Credit Card Issuance Trust	83,971
Citibank Omni Master Trust	81,145
Discover Card Master Trust I	48,968
First Franklin Mortgage Loan Asset Backed Certificates	29,632
First National Master Note Trust	44,146
Ford Credit Auto Owner Trust	7,646
Freddie Mac Gold Pool	82,095
GS Mortgage Securities Corp II	33,357
HSBC Home Equity Loan Trust	93,900
Merrill Lynch/Countrywide Commercial Mortgage Trust	101,857
Nelnet Student Loan Trust	42,089
SLC Student Loan Trust	67,407
SLM Student Loan Trust	102,450
Structured Asset Investment Loan Trust	7,558
Wells Fargo Home Equity Trust	14,673

Total market value of collateral securities	$1,047,591

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $449,306,042 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$111,400,920
Unrealized depreciation	(4,843,179)

Net unrealized appreciation	$106,557,741

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  315

Portfolio of Investments (continued)  Threadneedle VP – International Opportunity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Aerospace & Defense	$—	$3,949,343	$—	$3,949,343
Airlines	—	5,192,720	—	5,192,720
Auto Components	—	10,822,186	—	10,822,186
Automobiles	—	20,825,785	—	20,825,785
Beverages	2,457,041	7,767,213	—	10,224,254
Biotechnology	—	2,841,470	—	2,841,470
Building Products	—	5,429,698	—	5,429,698
Capital Markets	—	8,193,788	—	8,193,788
Chemicals	—	21,193,468	—	21,193,468
Commercial Banks	3,973,895	56,263,739	—	60,237,634
Commercial Services & Supplies	2,747,629	8,674,055	—	11,421,684
Computers & Peripherals	—	823,976	—	823,976
Construction & Engineering	—	368,588	—	368,588

316  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Construction Materials	$—	$2,742,244	$—	$2,742,244
Consumer Finance	—	573,367	—	573,367
Distributors	—	6,731,343	—	6,731,343
Diversified Financial Services	—	14,619,497	—	14,619,497
Diversified Telecommunication Services	—	7,497,843	—	7,497,843
Electric Utilities	—	1,515,579	—	1,515,579
Electrical Equipment	—	12,203,492	—	12,203,492
Electronic Equipment, Instruments & Components	—	6,138,205	—	6,138,205
Energy Equipment & Services	—	7,754,854	—	7,754,854
Food & Staples Retailing	667,832	7,884,969	—	8,552,801
Food Products	—	11,787,092	—	11,787,092
Gas Utilities	—	1,504,422	—	1,504,422
Health Care Providers & Services	—	8,527,492	—	8,527,492
Hotels, Restaurants & Leisure	—	3,074,750	—	3,074,750
Household Durables	2,131,456	2,291,722	—	4,423,178
Industrial Conglomerates	—	8,018,147	—	8,018,147
Insurance	—	18,317,138	—	18,317,138
Internet Software & Services	—	3,203,276	—	3,203,276
IT Services	3,445,518	6,506,084	—	9,951,602
Machinery	—	19,795,478	—	19,795,478
Marine	—	831,872	—	831,872
Media	—	6,371,813	—	6,371,813
Metals & Mining	—	37,892,194	—	37,892,194
Multiline Retail	3,354,798	850,440	—	4,205,238
Office Electronics	—	2,792,735	—	2,792,735
Oil, Gas & Consumable Fuels	1,957,857	27,260,467	—	29,218,324
Personal Products	—	357,264	—	357,264
Pharmaceuticals	—	15,414,288	—	15,414,288
Professional Services	—	3,764,715	—	3,764,715
Real Estate Management & Development	—	6,582,472	—	6,582,472
Road & Rail	3,379,367	1,551,425	—	4,930,792
Semiconductors & Semiconductor Equipment	—	24,622,464	—	24,622,464
Software	—	3,766,813	—	3,766,813
Specialty Retail	—	5,117,076	—	5,117,076
Textiles, Apparel & Luxury Goods	—	20,455,106	—	20,455,106
Tobacco	—	11,535,852	—	11,535,852
Trading Companies & Distributors	—	3,208,293	—	3,208,293
Wireless Telecommunication Services	2,841,082	12,307,264	—	15,148,346
Preferred Stocks
Automotive	—	9,892,397	—	9,892,397

Total Equity Securities	26,956,475	497,607,973	—	524,564,448

Other
Affiliated Money Market Fund(c)	3,286,537	—	—	3,286,537
Investments of Cash Collateral Received for Securities on Loan	—	28,012,798	—	28,012,798

Total Other	3,286,537	28,012,798	—	31,299,335

Total	$30,243,012	$525,620,771	$—	$555,863,783

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 2 into Level 1 during the period was $6,094,514.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  317

Portfolio of Investments (continued)  Threadneedle VP – International Opportunity Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

318  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Davis New York Venture Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (94.8%)
Issuer	Shares		Value(a)

Aerospace & Defense (0.6%)
Lockheed Martin Corp.	128,390		$8,975,745

Automobiles (1.6%)
Harley-Davidson, Inc.	650,505	(f)	22,553,008

Beverages (3.7%)
Diageo PLC, ADR	222,190	(c,f)	16,515,383
Heineken Holding NV	355,503	(c)	15,457,065
The Coca-Cola Co.	327,690		21,552,171

Total			53,524,619

Capital Markets (5.9%)
GAM Holding AG	294,740	(b,c)	4,880,846
Julius Baer Group Ltd.	583,950	(c)	27,392,123
The Bank of New York Mellon Corp.	1,392,790		42,062,258
The Charles Schwab Corp.	43,900		751,129
The Goldman Sachs Group, Inc.	51,560		8,670,330

Total			83,756,686

Chemicals (1.7%)
Air Products & Chemicals, Inc.	34,700		3,155,965
Monsanto Co.	214,000		14,902,960
Potash Corp. of Saskatchewan, Inc.	29,466	(c)	4,562,221
Praxair, Inc.	24,100		2,300,827

Total			24,921,973

Commercial Banks (4.5%)
Wells Fargo & Co.	2,068,530		64,103,745

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	940,699	(f)	23,526,882

Computers & Peripherals (0.8%)
Hewlett-Packard Co.	271,770		11,441,517

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	42,960	(f)	3,962,631
Vulcan Materials Co.	86,740	(f)	3,847,786

Total			7,810,417

Consumer Finance (4.4%)
American Express Co.	1,479,005		63,478,895

Containers & Packaging (2.3%)
Sealed Air Corp.	1,307,246	(f)	33,269,411

Diversified Financial Services (0.5%)
JPMorgan Chase & Co.	32,320		1,371,014
Moody’s Corp.	212,333		5,635,318

Total			7,006,332

Energy Equipment & Services (1.0%)
Schlumberger Ltd.	32,400		2,705,400
Transocean Ltd.	165,265	(b,c,f)	11,487,570

Total			14,192,970

Food & Staples Retailing (9.2%)
Costco Wholesale Corp.	1,064,100	(f)	76,838,662
CVS Caremark Corp.	1,566,238		54,458,095

Total			131,296,757

Food Products (1.4%)
Kraft Foods, Inc., Class A	134,100		4,225,491
Mead Johnson Nutrition Co.	107,610		6,698,723
Nestlé SA	40,000	(c)	2,347,615
The Hershey Co.	35,440		1,670,996
Unilever NV	178,700	(c,f)	5,611,180

Total			20,554,005

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	170,500		8,630,710
Becton Dickinson and Co.	184,250	(f)	15,572,810

Total			24,203,520

Health Care Providers & Services (1.8%)
Express Scripts, Inc.	474,565	(b)	25,650,238

Household Durables (0.2%)
Hunter Douglas NV	49,010	(c)	2,592,491

Household Products (0.9%)
The Procter & Gamble Co.	202,870		13,050,627

Industrial Conglomerates (0.4%)
Tyco International Ltd.	138,512		5,739,937

Insurance (9.0%)
AON Corp.	37,470		1,723,995
Berkshire Hathaway, Inc., Class B	274,096	(b)	21,957,831
Fairfax Financial Holdings Ltd.	20,780	(c)	8,498,000
Loews Corp.	1,165,670		45,356,219
Markel Corp.	4,097	(b,f)	1,549,199
The Progressive Corp.	1,762,767		35,026,179
Transatlantic Holdings, Inc.	285,005		14,711,958

Total			128,823,381

Internet & Catalog Retail (0.4%)
Liberty Media Corp. — Interactive, Class A	344,488	(b,e)	5,432,576

Internet Software & Services (1.1%)
Google, Inc., Class A	25,720	(b,f)	15,276,908

IT Services (0.3%)
Visa, Inc., Class A	57,580	(f)	4,052,480

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	402,462	(b)	16,674,001

Marine (1.2%)
China Shipping Development Co., Ltd., Series H	3,324,000	(c)	4,430,860
Kuehne & Nagel International AG	89,333	(c)	12,451,424

Total			16,882,284

Media (0.7%)
Grupo Televisa SA, ADR	290,310	(b,c,f)	7,527,738
Liberty Media Corp. — Starz, Series A	27,602	(b,e)	1,834,981

Total			9,362,719

Metals & Mining (1.3%)
BHP Billiton PLC	237,980	(c)	9,466,313
Rio Tinto PLC	129,459	(c)	9,056,698

Total			18,523,011

Oil, Gas & Consumable Fuels (14.4%)
Canadian Natural Resources Ltd.	957,660	(c)	42,539,257
China Coal Energy Co., Ltd., Series H	7,677,900	(c)	11,993,014
Devon Energy Corp.	598,580		46,994,516
EOG Resources, Inc.	563,160	(f)	51,478,456
Occidental Petroleum Corp.	445,840		43,736,904
OGX Petroleo e Gas Participacoes SA	713,100	(b,c)	8,586,394

Total			205,328,541

Paper & Forest Products (1.3%)
Sino-Forest Corp.	769,620	(b,c)	17,971,174
Sino-Forest Corp.	34,500	(b,c,d)	805,600

Total			18,776,774

Personal Products (0.2%)
Natura Cosmeticos SA	76,800	(c)	2,205,052

Pharmaceuticals (8.3%)
Johnson & Johnson	597,310	(f)	36,943,624
Merck & Co., Inc.	1,184,734		42,697,813
Pfizer, Inc.	1,529,830		26,787,323
Roche Holding AG	79,400	(c)	11,660,673

Total			118,089,433

Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc., Class A	336,540	(c)	11,203,417
Hang Lung Group Ltd.	1,895,000	(c,f)	12,459,405

Total			23,662,822

Semiconductors & Semiconductor Equipment (2.0%)
Texas Instruments, Inc.	863,635	(f)	28,068,138

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  319

Portfolio of Investments (continued)  VP – Davis New York Venture Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Software (1.5%)
Activision Blizzard, Inc.	641,390	(f)	$7,978,892
Microsoft Corp.	504,848		14,095,356

Total			22,074,248

Specialty Retail (2.7%)
Bed Bath & Beyond, Inc.	522,980	(b)	25,704,467
CarMax, Inc.	403,635	(b,f)	12,867,884

Total			38,572,351

Tobacco (1.2%)
Philip Morris International, Inc.	282,229		16,518,863

Transportation Infrastructure (1.3%)
China Merchants Holdings International Co., Ltd.	4,596,273	(c)	18,155,633
LLX Logistica SA	157,200	(b,c)	447,656
PortX Operacoes Portuarias SA	157,200	(b,c)	351,121

Total			18,954,410

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV, Series L, ADR	85,510	(c,f)	4,903,143

Total Common Stocks
(Cost: $1,056,390,496)			$1,353,830,910

Bonds (0.1%)
	Coupon	Principal
Issuer	rate	amount	Value(a)

Paper
Sino-Forest Corp. Convertible
08-01-13	5.000%	$1,340,000(c,d,i)	$1,803,640

Total Bonds
(Cost: $1,340,000)		$1,803,640

Money Market Fund (4.0%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	57,156,554	(g)	$57,156,554

Total Money Market Fund
(Cost: $57,156,554)			$57,156,554

Investments of Cash Collateral Received
for Securities on Loan (12.1%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (1.0%)
Ebbets Funding LLC
01-10-11	0.500%	$9,995,695	$9,995,695
Rhein-Main Securitisation Ltd.
01-12-11	0.551	4,992,972	4,992,972

Total			14,988,667

Certificates of Deposit (7.5%)
Bank of Nova Scotia
05-12-11	0.280	5,000,000	5,000,000
Bank of Tokyo Securities
01-20-11	0.320	4,995,915	4,995,915
Canadian Imperial Bank
04-07-11	0.300	5,000,000	5,000,000
Clydesdale Bank PLC
01-21-11	0.370	5,000,000	5,000,000
Credit Agricole
04-21-11	0.400	5,000,123	5,000,123
Credit Suisse
04-15-11	0.300	5,000,000	5,000,000
DZ Bank AG
02-10-11	0.400	9,000,000	9,000,000
La Banque Postale
02-17-11	0.365	5,000,000	5,000,000
Landesbank Hessen Thuringen
01-03-11	0.300	5,000,022	5,000,022
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01-27-11	0.330	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	5,000,000	5,000,000
Natixis
03-07-11	0.440	7,000,000	7,000,000
Norinchukin Bank
01-25-11	0.330	3,000,000	3,000,000
Societe Generale
02-01-11	0.315	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.350	5,000,000	5,000,000
Union Bank of Switzerland
04-18-11	0.341	5,000,000	5,000,000
United Overseas Bank Ltd.
01-18-11	0.330	5,000,000	5,000,000
Westpac Banking Corp.
05-09-11	0.290	8,000,000	8,000,000

Total			106,996,060

Commercial Paper (0.3%)
ASB Finance Ltd.
05-03-11	0.391	3,992,460	3,992,460

	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (3.3%)(h)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$20,005,167	0.300%	$20,000,000	$20,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$15,000,500	0.400	15,000,000	15,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$4,765,162	0.280	4,765,051	4,765,051
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price
$2,095,052	0.300	2,095,000	2,095,000

Total			46,860,051

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $172,837,238)			$172,837,238

Total Investments in Securities
(Cost: $1,287,724,288)			$1,585,628,342

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 20.12% of net assets.

320  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $2,609,240 or 0.18% of net assets.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(g)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$100,794
Archer Daniels	1,036,936
ASB Finance Ltd	1,228,486
Banco Bilbao Vizcaya	3,316,245
Banco Bilbao Vizcaya Argentaria/New York NY	49,039
BP Capital Markets	616,293
BPCE	443,082
Central American Bank	3,840
Commonwealth Bank of Australia	623,869
Credit Agricole	1,024
Danske Corp	1,534,823
Electricite De France	2,541,528
European Investment Bank	3,419,692
Gdz Suez	527,909
Golden Funding Corp	36,342
Ing (US) Funding LLC	160
Natexis Banques P	394,674
Nationwide Building	2,460,523
Natixis	191,999
Natixis US Finance Co	3,200
Prudential PLC	742,281
Silver Tower US Fund	9,600
Skandin Ens Banken	96,073
Societe Gen No Amer	1,599,187
Societe Generale Ny	20,799
UBS Ag Stamford	1,602

Total market value of collateral securities	$21,000,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$480,466
Fannie Mae Pool	1,312,181
Fannie Mae Principal Strip	15,692
Fannie Mae REMICS	879,595
Federal Farm Credit Bank	818,055
Federal Home Loan Banks	1,465,612
Federal Home Loan Mortgage Corp	109,959
Federal National Mortgage Association	1,270,788
FHLMC Structured Pass Through Securities	520,196
Freddie Mac Non Gold Pool	1,259,578

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  321

Portfolio of Investments (continued)  VP – Davis New York Venture Fund

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value(a)
Freddie Mac Reference REMIC	$8,477
Freddie Mac REMICS	773,089
Freddie Mac Strips	227,977
Ginnie Mae I Pool	147,353
Ginnie Mae II Pool	816,812
Government National Mortgage Association	328,635
United States Treasury Inflation Indexed Bonds	45,171
United States Treasury Note/Bond	3,589,574
United States Treasury Strip Coupon	1,072,908
United States Treasury Strip Principal	157,882

Total market value of collateral securities	$15,300,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,536,978
Ginnie Mae I Pool	2,323,374

Total market value of collateral securities	$4,860,352

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Nomura Securities (0.300%)
Security description	Value(a)
AEP Texas Central Transition Funding LLC	$1,971
Ally Auto Receivables Trust	16,626
American Express Credit Account Master Trust	5,219
AmeriCredit Automobile Receivables Trust	16,068
Ameriquest Mortgage Securities Inc	134
Asset Securitization Corp	1,496
Atlantic City Electric Transition Funding LLC	5,386
Banc of America Commercial Mortgage Inc	19,358
Bank of America Auto Trust	6,141
Bayview Commercial Asset Trust	4,749
BMW Vehicle Lease Trust	107,578
Capital Auto Receivables Asset Trust	55,616
Capital One Auto Finance Trust	8,011
Capital One Multi-Asset Execution Trust	11,692
CarMax Auto Owner Trust	31,757

322  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Nomura Securities (0.300%) (continued)
Security description	Value(a)
CDC Commercial Mortgage Trust	$21,685
CenterPoint Energy Transition Bond Co LLC	36,195
Chase Issuance Trust	70,183
Citibank Credit Card Issuance Trust	1,423
Citibank Omni Master Trust	89,556
Citigroup/Deutsche Bank Commercial Mortgage Trust	133,835
CNH Equipment Trust	13,976
Commercial Mortgage Asset Trust	1,458
Commercial Mortgage Pass Through Certificates	18,480
Countrywide Home Loan Mortgage Pass Through Trust	3,427
Credit Suisse First Boston Mortgage Securities Corp	108,915
Discover Card Master Trust	9,504
Entergy Gulf States Reconstruction Funding LLC	35,910
Ford Credit Auto Owner Trust	36,651
GE Capital Commercial Mortgage Corp	101,164
Greenwich Capital Commercial Funding Corp	45,785
GS Mortgage Securities Corp II	47,643
Harley-Davidson Motorcycle Trust	81,417
Impac CMB Trust	2,779
JP Morgan Chase Commercial Mortgage Securities Corp	99,762
JP Morgan Mortgage Trust	8,704
LB-UBS Commercial Mortgage Trust	70,303
Merrill Lynch/Countrywide Commercial Mortgage Trust	14,599
Morgan Stanley Dean Witter Capital I	319
Nissan Auto Lease Trust	14,074
Nissan Auto Receivables Owner Trust	48,676
PG&E Energy Recovery Funding LLC	69,016
SLM Student Loan Trust	297,250
Structured Asset Securities Corp	116,589
Toyota Auto Receivables Owner Trust	4,001
USAA Auto Owner Trust	16,617
Wachovia Auto Loan Owner Trust	3,188
Wachovia Bank Commercial Mortgage Trust	245,540
World Omni Auto Receivables Trust	22,610
World Omni Automobile Lease Securitization Trust	16,714

Total market value of collateral securities	$2,199,750

(i)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $1,803,640, representing 0.13% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
Sino-Forest Corp. Convertible 5.000% 2013	7-17-08	$1,340,000

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  323

Portfolio of Investments (continued)  VP – Davis New York Venture Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

324  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Beverages	$38,067,554	$15,457,065	$—	$53,524,619
Capital Markets	51,483,717	32,272,969	—	83,756,686
Food Products	18,206,390	2,347,615	—	20,554,005
Household Durables	—	2,592,491	—	2,592,491
Marine	—	16,882,284	—	16,882,284
Metals & Mining	—	18,523,011	—	18,523,011
Oil, Gas & Consumable Fuels	193,335,527	11,993,014	—	205,328,541
Pharmaceuticals	106,428,760	11,660,673	—	118,089,433
Real Estate Management & Development	11,203,417	12,459,405	—	23,662,822
Transportation Infrastructure	447,656	18,155,633	—	18,603,289
All Other Industries	792,313,729	—	—	792,313,729

Total Equity Securities	1,211,486,750	142,344,160	—	1,353,830,910

Bonds
Corporate Debt Securities	—	1,803,640	—	1,803,640

Total Bonds	—	1,803,640	—	1,803,640

Other
Affiliated Money Market Fund(c)	57,156,554	—	—	57,156,554
Investments of Cash Collateral Received for Securities on Loan	—	172,837,238	—	172,837,238

Total Other	57,156,554	172,837,238	—	229,993,792

Total	$1,268,643,304	$316,985,038	$—	$1,585,628,342

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  325

Portfolio of Investments
VP – Goldman Sachs Mid Cap Value Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.7%)
Issuer	Shares		Value(a)

Aerospace & Defense (0.8%)
BE Aerospace, Inc.	192,876	(b)	$7,142,198

Airlines (0.6%)
JetBlue Airways Corp.	786,775	(b)	5,200,583

Auto Components (2.7%)
Lear Corp.	155,502	(b)	15,349,602
TRW Automotive Holdings Corp.	177,337	(b)	9,345,660

Total			24,695,262

Beverages (0.4%)
Hansen Natural Corp.	75,453	(b)	3,944,683

Biotechnology (1.4%)
Biogen Idec, Inc.	195,360	(b)	13,098,888

Building Products (0.7%)
Masco Corp.	522,402		6,613,609

Capital Markets (3.6%)
Invesco Ltd.	566,003		13,618,031
Janus Capital Group, Inc.	500,169		6,487,192
Lazard Ltd., Class A	146,138	(c)	5,770,990
Legg Mason, Inc.	188,310		6,830,004

Total			32,706,217

Chemicals (2.0%)
Celanese Corp., Series A	127,568		5,251,975
Huntsman Corp.	821,243		12,819,603

Total			18,071,578

Commercial Banks (4.9%)
CIT Group, Inc.	57,453	(b)	2,706,036
Comerica, Inc.	131,403		5,550,463
Fifth Third Bancorp	956,196		14,036,958
First Horizon National Corp.	8,434	(b)	99,348
First Republic Bank	72,323	(b)	2,106,046
M&T Bank Corp.	72,147		6,280,396
SunTrust Banks, Inc.	466,416		13,763,936

Total			44,543,183

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	234,686		7,007,724

Communications Equipment (0.5%)
Polycom, Inc.	117,118	(b)	4,565,260

Consumer Finance (1.3%)
SLM Corp.	932,124	(b)	11,735,441

Containers & Packaging (1.4%)
Owens-Illinois, Inc.	205,421	(b)	6,306,425
Temple-Inland, Inc.	318,684		6,768,848

Total			13,075,273

Diversified Telecommunication Services (1.5%)
CenturyLink, Inc.	297,179		13,720,754

Electric Utilities (5.6%)
DPL, Inc.	99,013		2,545,624
Edison International	191,533		7,393,174
FirstEnergy Corp.	85,977		3,182,869
Northeast Utilities	268,310		8,553,722
NV Energy, Inc.	495,913		6,967,578
Pinnacle West Capital Corp.	121,835		5,050,061
PPL Corp.	373,583		9,832,704
Progress Energy, Inc.	81,216		3,531,272
Westar Energy, Inc.	93,742		2,358,549

Total			49,415,553

Electrical Equipment (0.7%)
Cooper Industries PLC	112,593		6,563,046

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	253,729		13,391,817

Energy Equipment & Services (3.3%)
Cameron International Corp.	218,181	(b)	11,068,322
Key Energy Services, Inc.	327,869	(b)	4,255,740
Weatherford International Ltd.	642,645	(b,c)	14,652,306

Total			29,976,368

Food Products (4.0%)
ConAgra Foods, Inc.	377,551		8,525,102
HJ Heinz Co.	158,827		7,855,583
Sara Lee Corp.	337,522		5,910,010
The JM Smucker Co.	217,331		14,267,780

Total			36,558,475

Health Care Equipment & Supplies (3.2%)
Boston Scientific Corp.	630,466	(b)	4,772,628
CR Bard, Inc.	87,078		7,991,148
Hologic, Inc.	409,527	(b)	7,707,298
Kinetic Concepts, Inc.	206,025	(b)	8,628,327

Total			29,099,401

Health Care Providers & Services (1.3%)
Aetna, Inc.	395,752		12,074,394

Hotels, Restaurants & Leisure (0.7%)
Wyndham Worldwide Corp.	218,372		6,542,425

Household Durables (2.3%)
Mohawk Industries, Inc.	75,790	(b)	4,301,840
Newell Rubbermaid, Inc.	587,980		10,689,476
NVR, Inc.	8,429	(b)	5,824,608

Total			20,815,924

Household Products (0.5%)
Energizer Holdings, Inc.	60,329	(b)	4,397,984

Industrial Conglomerates (0.9%)
Textron, Inc.	339,767		8,032,092

Insurance (10.8%)
Everest Re Group Ltd.	173,879	(c)	14,748,416
Genworth Financial, Inc., Class A	740,116	(b)	9,725,124
Hartford Financial Services Group, Inc.	497,585		13,181,027
Marsh & McLennan Companies, Inc.	353,378		9,661,355
Principal Financial Group, Inc.	595,820		19,399,898
The Progressive Corp.	225,294		4,476,592
Unum Group	276,859		6,705,525
WR Berkley Corp.	374,899		10,264,735
XL Group PLC	410,008		8,946,375

Total			97,109,047

Internet & Catalog Retail (1.3%)
Liberty Media Corp. — Interactive, Class A	749,537	(b,d)	11,820,198

IT Services (0.3%)
VeriFone Systems, Inc.	74,118	(b)	2,857,990

Leisure Equipment & Products (0.5%)
Hasbro, Inc.	93,914		4,430,863

Machinery (3.4%)
Eaton Corp.	93,451		9,486,211
Parker Hannifin Corp.	116,600		10,062,580
Pentair, Inc.	312,167		11,397,217

Total			30,946,008

Media (3.2%)
CBS Corp., Class B	824,630		15,709,202
DISH Network Corp., Class A	663,708	(b)	13,048,499

Total			28,757,701

See accompanying Notes to Financial Statements.

326  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Metals & Mining (1.8%)
Cliffs Natural Resources, Inc.	64,637		$5,042,333
Steel Dynamics, Inc.	156,058		2,855,861
Stillwater Mining Co.	231,400	(b)	4,940,390
Thompson Creek Metals Co., Inc.	253,820	(b,c)	3,736,230

Total			16,574,814

Multi-Utilities (5.3%)
Alliant Energy Corp.	48,730		1,791,802
CMS Energy Corp.	567,515		10,555,779
SCANA Corp.	262,579		10,660,707
Sempra Energy	172,602		9,058,153
Xcel Energy, Inc.	624,825		14,714,629

Total			46,781,070

Oil, Gas & Consumable Fuels (7.9%)
Alpha Natural Resources, Inc.	177,941	(b)	10,681,798
Forest Oil Corp.	395,281	(b)	15,008,820
Newfield Exploration Co.	350,854	(b)	25,300,081
QEP Resources, Inc.	324,829		11,794,541
Range Resources Corp.	180,612		8,123,928

Total			70,909,168

Real Estate Investment Trusts (REITs) (7.9%)
Alexandria Real Estate Equities, Inc.	97,433		7,137,942
Boston Properties, Inc.	110,848		9,544,013
Douglas Emmett, Inc.	301,354		5,002,476
Equity Residential	293,467		15,245,610
Host Hotels & Resorts, Inc.	526,134		9,402,015
MFA Financial, Inc.	979,548		7,993,112
Tanger Factory Outlet Centers	124,689		6,382,830
Ventas, Inc.	185,051		9,711,476

Total			70,419,474

Road & Rail (1.5%)
Kansas City Southern	176,695	(b)	8,456,623
Ryder System, Inc.	95,396		5,021,645

Total			13,478,268

Semiconductors & Semiconductor Equipment (1.4%)
ON Semiconductor Corp.	852,679	(b)	8,424,469
Xilinx, Inc.	157,479		4,563,741

Total			12,988,210

Software (2.8%)
Adobe Systems, Inc.	296,064	(b)	9,112,850
BMC Software, Inc.	189,032	(b)	8,910,968
Check Point Software Technologies Ltd.	102,393	(b,c)	4,736,700
Quest Software, Inc.	98,286	(b)	2,726,454

Total			25,486,972

Specialty Retail (1.2%)
Guess?, Inc.	142,381		6,737,469
Urban Outfitters, Inc.	111,568	(b)	3,995,250

Total			10,732,719

Wireless Telecommunication Services (1.8%)
Clearwire Corp., Class A	639,489	(b)	3,293,368
Sprint Nextel Corp.	3,062,475	(b)	12,954,270

Total			16,247,638

Total Common Stocks
(Cost: $756,487,700)			$882,528,272

Money Market Fund (2.9%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	26,542,170	(e)	$26,542,170

Total Money Market Fund
(Cost: $26,542,170)			$26,542,170

Total Investments in Securities
(Cost: $783,029,870)			$909,070,442

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 4.83% of net assets.

(d)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(e)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  327

Portfolio of Investments (continued)  VP – Goldman Sachs Mid Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities..

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$882,528,272	$—	$—	$882,528,272

Total Equity Securities	882,528,272	—	—	882,528,272

Other
Affiliated Money Market Fund(c)	26,542,170	—	—	26,542,170

Total Other	26,542,170	—	—	26,542,170

Total	$909,070,442	$—	$—	$909,070,442

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

328  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  329

Portfolio of Investments

VP – Partners Small Cap Value Fund
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (91.3%)
Issuer	Shares		Value(a)

Aerospace & Defense (0.5%)
Cubic Corp.	37,320		$1,759,638
Esterline Technologies Corp.	27,760	(b)	1,904,059
Kratos Defense & Security Solutions, Inc.	28,030	(b)	369,155
Moog, Inc., Class A	35,300	(b)	1,404,940
Teledyne Technologies, Inc.	26,160	(b,d)	1,150,255
Triumph Group, Inc.	17,840	(d)	1,595,074

Total	8,183,121

Airlines (2.4%)
Air France-KLM, ADR	147,650	(b,c,d)	2,693,136
AirTran Holdings, Inc.	1,443,300	(b,d)	10,665,987
Alaska Air Group, Inc.	25,000	(b)	1,417,250
Hawaiian Holdings, Inc.	163,760	(b,d)	1,283,878
JetBlue Airways Corp.	2,369,102	(b,d)	15,659,765
Republic Airways Holdings, Inc.	161,110	(b)	1,179,325
U.S. Airways Group, Inc.	146,140	(b,d)	1,462,861

Total	34,362,202

Auto Components (2.7%)
American Axle & Manufacturing Holdings, Inc.	864,000	(b,d)	11,111,040
Cooper Tire & Rubber Co.	257,200	(d)	6,064,776
Dana Holding Corp.	668,058	(b)	11,497,278
Exide Technologies	85,830	(b,d)	807,660
Gentex Corp.	331,800	(d)	9,808,008

Total	39,288,762

Beverages (—%)
Coca-Cola Bottling Co. Consolidated	9,322	(d)	518,117

Building Products (1.3%)
AO Smith Corp.	130,050		4,952,304
Gibraltar Industries, Inc.	321,163	(b,d)	4,358,182
Simpson Manufacturing Co., Inc.	276,300	(d)	8,540,433
Trex Co., Inc.	71,300	(b,d)	1,708,348

Total	19,559,267

Capital Markets (1.4%)
American Capital Ltd.	176,910	(b,d)	1,337,440
Capital Southwest Corp.	10,090	(d)	1,047,342
Federated Investors, Inc., Class B	135,280	(d)	3,540,278
Janus Capital Group, Inc.	511,300	(d)	6,631,560
Knight Capital Group, Inc., Class A	208,630	(b,d)	2,877,008
Medallion Financial Corp.	294,258	(d)	2,412,916
Oppenheimer Holdings, Inc., Class A	95,002	(d)	2,490,002

Total	20,336,546

Chemicals (2.5%)
Arch Chemicals, Inc.	38,490	(d)	1,459,926
Cabot Corp.	124,700		4,694,955
Georgia Gulf Corp.	71,510	(b)	1,720,531
HB Fuller Co.	74,560	(d)	1,529,971
Innophos Holdings, Inc.	164,220	(d)	5,925,058
Minerals Technologies, Inc.	28,630		1,872,688
OM Group, Inc.	31,310	(b)	1,205,748
PolyOne Corp.	1,088,000	(b,d)	13,589,120
Sensient Technologies Corp.	43,160	(d)	1,585,267
Stepan Co.	42,820	(d)	3,265,881

Total	36,849,145

Commercial Banks (5.5%)
Bank of the Ozarks, Inc.	43,250	(d)	1,874,888
Banner Corp.	935,500		2,170,360
Community Bank System, Inc.	199,420	(d)	5,537,893
CVB Financial Corp.	189,310	(d)	1,641,318
First Citizens BancShares Inc., Class A	23,425		4,428,496
First Financial Bancorp	78,150	(d)	1,444,212
FirstMerit Corp.	69,840		1,382,134
Fulton Financial Corp.	469,800	(d)	4,857,732
Iberiabank Corp.	22,870		1,352,303
Independent Bank Corp.	52,540	(d)	1,421,207
International Bancshares Corp.	82,610	(d)	1,654,678
National Penn Bancshares, Inc.	137,400		1,103,322
NBT Bancorp, Inc.	67,590	(d)	1,632,299
Old National Bancorp	125,740	(d)	1,495,049
PacWest Bancorp	83,280	(d)	1,780,526
Park National Corp.	22,095	(d)	1,605,644
PrivateBancorp, Inc.	100,040	(d)	1,438,575
Prosperity Bancshares, Inc.	199,040	(d)	7,818,291
Republic Bancorp, Inc., Class A	46,180	(d)	1,096,775
Sterling Bancshares, Inc.	202,410	(d)	1,420,918
Susquehanna Bancshares, Inc.	120,880	(d)	1,170,118
SVB Financial Group	27,520	(b,d)	1,459,936
Synovus Financial Corp.	3,557,300	(d)	9,391,272
Trustmark Corp.	181,350	(d)	4,504,734
UMB Financial Corp.	98,920	(d)	4,097,266
United Community Banks, Inc.	554,600	(b)	1,081,470
Westamerica Bancorporation	93,400	(d)	5,180,898
Wintrust Financial Corp.	170,230	(d)	5,622,697

Total	79,665,011

Commercial Services & Supplies (4.3%)
ABM Industries, Inc.	74,800	(d)	1,967,240
APAC Customer Services, Inc.	269,850	(b,d)	1,637,990
Copart, Inc.	96,490	(b)	3,603,902
Ennis, Inc.	169,400	(d)	2,896,740
G&K Services, Inc., Class A	97,420	(d)	3,011,252
Herman Miller, Inc.	191,000	(d)	4,832,300
McGrath Rentcorp	53,035	(d)	1,390,578
Metalico, Inc.	236,290	(b,d)	1,389,385
Mine Safety Appliances Co.	43,300	(d)	1,347,929
Mobile Mini, Inc.	460,000	(b,d)	9,057,400
Standard Parking Corp.	101,300	(b,d)	1,913,557
Steelcase, Inc., Class A	123,670	(d)	1,307,192
The Brink’s Co.	400,197		10,757,294
The Geo Group, Inc.	364,820	(b)	8,996,461
Unifirst Corp.	135,056	(d)	7,434,833
United Stationers, Inc.	24,210	(b)	1,544,840

Total	63,088,893

Communications Equipment (0.7%)
Arris Group, Inc.	121,100	(b)	1,358,742
Aviat Networks, Inc.	266,120	(b)	1,349,228
Emulex Corp.	136,910	(b,d)	1,596,371
Infinera Corp.	96,050	(b,d)	992,197
Ituran Location and Control Ltd.	98,114	(c)	1,711,108
Plantronics, Inc.	45,300		1,686,066
Powerwave Technologies, Inc.	460,610	(b,d)	1,169,949

Total	9,863,661

Computers & Peripherals (0.5%)
Diebold, Inc.	177,500	(d)	5,688,875
Silicon Graphis International Corp.	150,250	(b,d)	1,356,758

Total	7,045,633

Construction & Engineering (1.2%)
Comfort Systems USA, Inc.	412,118	(d)	5,427,594
Granite Construction, Inc.	29,110	(d)	798,487
Insituform Technologies, Inc., Class A	321,400	(b,d)	8,520,315
Tutor Perini Corp.	105,930	(d)	2,267,961

Total	17,014,357

Construction Materials (0.1%)
Texas Industries, Inc.	29,400		1,345,932

Consumer Finance (0.5%)
Cash America International, Inc.	192,246	(d)	7,099,645

Containers & Packaging (1.3%)
AptarGroup, Inc.	224,895		10,698,255
Boise, Inc.	225,430	(d)	1,787,660
Temple-Inland, Inc.	270,700	(d)	5,749,668

Total	18,235,583

See accompanying Notes to Financial Statements.

330  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP – Partners Small Cap Value Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Distributors (—%)
Audiovox Corp., Class A	40,000	(b,d)	$345,200

Diversified Consumer Services (1.0%)
Mac-Gray Corp.	350,840	(d)	5,245,058
Regis Corp.	534,570	(d)	8,873,862

Total	14,118,920

Diversified Telecommunication Services (0.1%)
Atlantic Tele-Network, Inc.	31,100	(d)	1,192,374

Electric Utilities (2.4%)
El Paso Electric Co.	55,750	(b,d)	1,534,798
IDACORP, Inc.	225,300	(d)	8,331,594
Pinnacle West Capital Corp.	51,632		2,140,146
PNM Resources, Inc.	811,160	(d)	10,561,303
Portland General Electric Co.	77,630		1,684,571
UIL Holdings Corp.	190,952	(d)	5,720,922
Unisource Energy Corp.	117,130	(d)	4,197,939

Total	34,171,273

Electrical Equipment (1.9%)
Belden, Inc.	228,900	(d)	8,428,098
Brady Corp., Class A	48,530	(d)	1,582,563
EnerSys	56,660	(b)	1,819,919
Franklin Electric Co., Inc.	160,944	(d)	6,263,940
Regal-Beloit Corp.	137,200	(d)	9,159,473

Total	27,253,993

Electronic Equipment, Instruments & Components (6.8%)
Agilysys, Inc.	73,590	(b,d)	414,312
Celestica, Inc.	1,190,717	(b,c,d)	11,549,955
Cognex Corp.	456,000	(d)	13,415,520
CTS Corp.	254,800	(d)	2,818,088
Electro Rent Corp.	190,810	(d)	3,083,490
FARO Technologies, Inc.	123,000	(b,d)	4,039,320
Ingram Micro, Inc., Class A	207,289	(b)	3,957,147
Littelfuse, Inc.	208,800	(d)	9,826,128
Mercury Computer Systems, Inc.	297,400	(b,d)	5,466,212
Park Electrochemical Corp.	364,242	(d)	10,927,260
Plexus Corp.	316,400	(b,d)	9,789,416
Rofin-Sinar Technologies, Inc.	48,580	(b,d)	1,721,675
Sanmina-SCI Corp.	609,200	(b,d)	6,993,616
SYNNEX Corp.	19,300	(b,d)	602,160
Vishay Intertechnology, Inc.	878,700	(b,d)	12,899,316
Vishay Precision Group, Inc.	82,964	(b,d)	1,563,042

Total	99,066,657

Energy Equipment & Services (1.0%)
Bristow Group, Inc.	35,330	(b,d)	1,672,876
Complete Production Services, Inc.	33,280	(b)	983,424
Helix Energy Solutions Group, Inc.	102,990	(b)	1,250,299
Hornbeck Offshore Services, Inc.	56,920	(b,d)	1,188,490
Matrix Service Co.	75,570	(b,d)	920,443
RPC, Inc.	120,450	(d)	2,182,554
Tetra Technologies, Inc.	179,690	(b)	2,132,920
Tidewater, Inc.	83,600		4,501,023

Total	14,832,029

Food & Staples Retailing (1.7%)
BJ’s Wholesale Club, Inc.	83,590	(b,d)	4,003,961
Pricesmart, Inc.	50,790		1,931,544
Ruddick Corp.	315,153	(d)	11,610,236
Village Super Market, Inc., Class A	145,910	(d)	4,815,030
Winn-Dixie Stores, Inc.	304,500	(b,d)	2,183,265

Total	24,544,036

Food Products (1.3%)
Cal-Maine Foods, Inc.	46,630	(d)	1,472,575
Harbinger Group, Inc.	369,060	(b,d,g)	2,284,481
Industrias Bachoco SAB de CV, ADR	138,568	(c,g)	3,351,960
J&J Snack Foods Corp.	66,283	(d)	3,197,492
Lancaster Colony Corp.	62,056	(d)	3,549,604
Seneca Foods Corp., Class A	103,530	(b,d)	2,793,239
The Hain Celestial Group, Inc.	58,360	(b,d)	1,579,222

Total	18,228,573

Gas Utilities (1.0%)
Northwest Natural Gas Co.	79,000	(d)	3,671,130
Piedmont Natural Gas Co., Inc.	51,870	(d)	1,450,285
South Jersey Industries, Inc.	157,560	(d)	8,322,320
The Laclede Group, Inc.	45,260	(d)	1,653,800

Total	15,097,535

Health Care Equipment & Supplies (2.4%)
Analogic Corp.	28,340	(d)	1,403,113
Cantel Medical Corp.	40,880	(d)	956,592
Haemonetics Corp.	42,610	(b,d)	2,692,100
ICU Medical, Inc.	132,780	(b,d)	4,846,470
Immucor, Inc.	148,000	(b)	2,934,840
Integra LifeSciences Holdings Corp.	23,000	(b)	1,087,900
Invacare Corp.	57,300	(d)	1,728,168
Meridian Bioscience, Inc.	188,000	(d)	4,354,080
STERIS Corp.	263,170	(d)	9,595,178
The Cooper Companies, Inc.	92,900	(d)	5,233,986

Total	34,832,427

Health Care Providers & Services (1.9%)
Chemed Corp.	60,580		3,847,436
Healthsouth Corp.	409,400	(b,d)	8,478,674
Healthspring, Inc.	58,630	(b)	1,555,454
LHC Group, Inc.	62,080	(b,d)	1,862,400
National Healthcare Corp.	42,960	(d)	1,987,759
Owens & Minor, Inc.	240,760	(d)	7,085,567
The Ensign Group, Inc.	118,120	(d)	2,937,644

Total	27,754,934

Hotels, Restaurants & Leisure (1.7%)
Ameristar Casinos, Inc.	33,700	(d)	526,731
Bob Evans Farms, Inc.	282,890	(d)	9,324,054
Cracker Barrel Old Country Store, Inc.	59,953	(d)	3,283,626
Frisch’s Restaurants, Inc.	59,255	(d)	1,322,572
International Speedway Corp., Class A	87,910	(d)	2,300,605
Monarch Casino & Resort, Inc.	165,060	(b,d)	2,063,250
Papa John’s International, Inc.	88,639	(b,d)	2,455,300
Pinnacle Entertainment, Inc.	115,770	(b)	1,623,095
Vail Resorts, Inc.	30,130	(b,d)	1,567,965

Total	24,467,198

Household Durables (1.7%)
American Greetings Corp., Class A	56,740	(d)	1,257,358
Beazer Homes USA, Inc.	203,190	(b,d)	1,095,194
Ryland Group, Inc.	96,760	(d)	1,647,823
Tupperware Brands Corp.	139,950	(d)	6,671,417
Universal Electronics, Inc.	85,860	(b,d)	2,435,848
Whirlpool Corp.	124,200	(d)	11,032,686

Total	24,140,326

Independent Power Producers & Energy Traders (0.5%)
GenOn Energy, Inc.	1,867,900	(b)	7,116,699

Insurance (7.3%)
Alterra Capital Holdings Ltd.	379,868	(c,d)	8,220,344
American Equity Investment Life Holding Co.	574,400	(d)	7,208,720
American National Insurance Co.	56,426		4,831,194
Amtrust Financial Services, Inc.	111,685	(d)	1,954,488
Argo Group International Holdings Ltd.	40,580	(c,d)	1,519,721
Delphi Financial Group, Inc., Class A	59,220	(d)	1,707,905
eHealth, Inc.	81,720	(b,d)	1,159,607
Endurance Specialty Holdings Ltd.	93,800	(c)	4,321,366
First American Financial Corp.	94,420	(d)	1,410,635
Flagstone Reinsurance Holdings SA	110,400	(c,d)	1,391,040
FPIC Insurance Group, Inc.	78,350	(b,d)	2,895,816
Hilltop Holdings, Inc.	222,120	(b,d)	2,203,430
Horace Mann Educators Corp.	83,960		1,514,638
Infinity Property & Casualty Corp.	48,300	(d)	2,984,940
Montpelier Re Holdings Ltd.	803,460	(c,d)	16,020,992
National Financial Partners Corp.	84,980	(b)	1,138,732
OneBeacon Insurance Group Ltd., Class A	63,870	(d)	968,269
Platinum Underwriters Holdings Ltd.	312,750	(c,d)	14,064,368
Primerica, Inc.	61,610	(d)	1,494,043
ProAssurance Corp.	31,410	(b)	1,903,446
Protective Life Corp.	165,900	(d)	4,419,576
RLI Corp.	26,870	(d)	1,412,556

See accompanying Notes to Financial Statements.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  331

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Insurance (cont.)
Selective Insurance Group, Inc.	87,790	(d)	$1,593,389
StanCorp Financial Group, Inc.	76,900	(d)	3,471,266
The Navigators Group, Inc.	53,826	(b,d)	2,710,139
Torchmark Corp.	137,300		8,202,302
Tower Group, Inc.	59,430		1,520,219
White Mountains Insurance Group Ltd.	9,742		3,269,415

Total	105,512,556

Internet & Catalog Retail (0.2%)
PetMed Express, Inc.	129,855	(d)	2,312,718

Internet Software & Services (0.4%)
Digital River, Inc.	46,960	(b,d)	1,616,363
j2 Global Communications, Inc.	108,180	(b,d)	3,131,811
RealNetworks, Inc.	309,340	(b,d)	1,299,228

Total	6,047,402

IT Services (2.0%)
CACI International, Inc., Class A	29,920	(b)	1,597,728
Cardtronics, Inc.	93,480	(b,d)	1,654,596
Computer Services, Inc.	46,040	(g)	1,175,171
DST Systems, Inc.	125,550		5,568,143
Mantech International Corp., Class A	97,240	(b,d)	4,018,929
MAXIMUS, Inc.	174,600	(d)	11,450,267
SRA International, Inc., Class A	68,330	(b)	1,397,349
Wright Express Corp.	38,760	(b,d)	1,782,960

Total	28,645,143

Leisure Equipment & Products (0.5%)
Brunswick Corp.	376,200	(d)	7,049,988
Head NV	139,000	(b,c)	111,200

Total	7,161,188

Machinery (2.1%)
Altra Holdings, Inc.	47,480	(b,d)	942,953
ArvinMeritor, Inc.	63,440	(b,d)	1,301,789
Mueller Industries, Inc.	59,610	(d)	1,949,247
Oshkosh Corp.	202,100	(b)	7,122,004
Robbins & Myers, Inc.	44,500	(d)	1,592,210
Tecumseh Products Co., Class B	29,977	(b,d)	391,200
Terex Corp.	386,900	(b)	12,009,375
The Toro Co.	71,850	(d)	4,428,834
Wabash National Corp.	124,720	(b,d)	1,477,932

Total	31,215,544

Media (1.6%)
Ascent Media Corp., Class A	31,900	(b,d)	1,236,444
John Wiley & Sons, Inc., Class A	88,100	(d)	3,985,644
Madison Square Garden, Inc., Class A	240,200	(b,d)	6,192,356
National CineMedia, Inc.	69,640		1,386,532
Scholastic Corp.	41,370	(d)	1,222,070
Valassis Communications, Inc.	306,000	(b,d)	9,899,100

Total	23,922,146

Metals & Mining (1.3%)
Coeur d’Alene Mines Corp.	36,420	(b,d)	994,994
Hecla Mining Co.	121,680	(b,d)	1,370,117
Kaiser Aluminum Corp.	37,720		1,889,395
Molycorp, Inc.	19,110	(b)	953,589
Schnitzer Steel Industries, Inc., Class A	67,300	(d)	4,468,047
Silvercorp Metals, Inc.	292,300	(c)	3,750,209
Thompson Creek Metals Co., Inc.	92,440	(b,c)	1,360,717
Worthington Industries, Inc.	230,400	(d)	4,239,360

Total	19,026,428

Multiline Retail (1.5%)
Big Lots, Inc.	215,410	(b,d)	6,561,389
Dillard’s, Inc., Class A	240,330	(d)	9,118,120
Fred’s, Inc., Class A	494,650	(d)	6,806,384

Total	22,485,893

Multi-Utilities (1.1%)
Avista Corp.	582,490	(d)	13,117,674
Black Hills Corp.	52,280	(d)	1,568,400
NorthWestern Corp.	66,550	(d)	1,918,637

Total	16,604,711

Oil, Gas & Consumable Fuels (5.4%)
Berry Petroleum Co., Class A	100,430	(d)	4,388,791
Bill Barrett Corp.	33,590	(b,d)	1,381,557
Energy Partners Ltd.	199,500	(b)	2,964,570
Evolution Petroleum Corp.	473,093	(b,d)	3,084,566
EXCO Resources, Inc.	394,300		7,657,306
Gastar Exploration Ltd.	395,070	(b)	1,698,801
GMX Resources, Inc.	228,000	(b,d)	1,258,560
Harvest Natural Resources, Inc.	92,470	(b,d)	1,125,360
Holly Corp.	77,800	(d)	3,171,906
International Coal Group, Inc.	162,050	(b)	1,254,267
James River Coal Co.	74,900	(b,d)	1,897,217
Oasis Petroleum, Inc.	51,430	(b)	1,394,782
Overseas Shipholding Group, Inc.	335,835		11,895,275
Patriot Coal Corp.	81,110	(b)	1,571,101
Penn Virginia Corp.	157,600	(d)	2,650,832
SM Energy Co.	99,500		5,863,535
Stone Energy Corp.	50,493	(b,d)	1,125,489
Swift Energy Co.	35,980	(b,d)	1,408,617
Teekay Tankers Ltd., Class A	210,100	(c)	2,592,634
Tesoro Corp.	883,301	(b,d)	16,376,400
USEC, Inc.	228,400	(b,d)	1,374,968
W&T Offshore, Inc.	66,880		1,195,146
World Fuel Services Corp.	36,890	(d)	1,333,942

Total	78,665,622

Paper & Forest Products (0.9%)
Louisiana-Pacific Corp.	1,112,270	(b)	10,522,074
PH Glatfelter Co.	249,460	(d)	3,060,874

Total	13,582,948

Pharmaceuticals (0.4%)
Medicis Pharmaceutical Corp., Class A	100,100	(d)	2,681,679
Par Pharmaceutical Companies, Inc.	48,410	(b)	1,864,269
Viropharma, Inc.	77,850	(b,d)	1,348,362

Total	5,894,310

Professional Services (1.9%)
Administaff, Inc.	258,160	(d)	7,564,088
CDI Corp.	115,500	(d)	2,147,145
Kelly Services, Inc., Class A	70,640	(b,d)	1,328,032
Korn/Ferry International	521,570	(b,d)	12,053,482
The Dolan Co.	176,090	(b,d)	2,451,173
Volt Information Sciences, Inc.	188,090	(b)	1,626,979

Total	27,170,899

Real Estate Investment Trusts (REITs) (3.5%)
American Campus Communities, Inc.	46,300	(d)	1,470,488
BioMed Realty Trust, Inc.	187,220	(d)	3,491,653
Brandywine Realty Trust	395,400	(d)	4,606,410
CBL & Associates Properties, Inc.	97,390	(d)	1,704,325
DCT Industrial Trust, Inc.	285,490	(d)	1,515,952
Entertainment Properties Trust	26,930	(d)	1,245,513
Equity Lifestyle Properties, Inc.	63,700	(d)	3,562,741
Extra Space Storage, Inc.	93,070	(d)	1,619,418
First Industrial Realty Trust, Inc.	139,060	(b,d)	1,218,166
First Potomac Realty Trust	206,800	(d)	3,478,376
Franklin Street Properties Corp.	110,260	(d)	1,571,205
Glimcher Realty Trust	199,990	(d)	1,679,916
Government Properties Income Trust	143,200	(d)	3,836,328
Gyrodyne Co. of America, Inc.	11,957	(b)	963,794
Home Properties, Inc.	22,620	(d)	1,255,184
iStar Financial, Inc.	146,130	(b)	1,142,737
LTC Properties, Inc.	69,600	(d)	1,954,368
Mack-Cali Realty Corp.	95,000		3,140,700
MFA Financial, Inc.	812,500		6,629,999
Omega Healthcare Investors, Inc.	69,170	(d)	1,552,175
Sovran Self Storage, Inc.	28,120	(d)	1,035,097
U-Store-It Trust	147,640		1,407,009
Washington Real Estate Investment Trust	32,070	(d)	993,849

Total	51,075,403

See accompanying Notes to Financial Statements.

332  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP – Partners Small Cap Value Fund

Common Stocks (continued)
Issuer	Shares		Value(a)

Real Estate Management & Development (1.0%)
Avatar Holdings, Inc.	85,920	(b,d)	$1,702,934
Forestar Group, Inc.	51,000	(b)	984,300
MI Developments, Inc., Class A	420,000	(c)	11,382,000

Total	14,069,234

Road & Rail (—%)
Amerco, Inc.	4,289	(b,d)	411,916

Semiconductors & Semiconductor Equipment (2.3%)
Axcelis Technologies, Inc.	625,000	(b,d)	2,162,500
Brooks Automation, Inc.	896,300	(b,d)	8,129,441
Diodes, Inc.	63,670	(b,d)	1,718,453
Entegris, Inc.	234,620	(b)	1,752,611
Fairchild Semiconductor International, Inc.	85,840	(b,d)	1,339,962
Micron Technology, Inc.	1,000,000	(b,d)	8,020,000
Photronics, Inc.	203,930	(b,d)	1,205,226
Semiconductor Manufacturing International Corp., ADR	2,516,906	(b,c,d)	9,211,877

Total	33,540,070

Software (0.9%)
Blackbaud, Inc.	209,650	(d)	5,429,935
Mentor Graphics Corp.	603,600	(b)	7,243,200

Total	12,673,135

Specialty Retail (4.4%)
Aaron’s, Inc.	195,949	(d)	3,995,400
Cabela’s, Inc.	433,100	(b,d)	9,419,925
Group 1 Automotive, Inc.	41,690	(d)	1,740,974
OfficeMax, Inc.	224,380	(b)	3,971,526
PEP Boys — Manny, Moe & Jack	251,450	(d)	3,376,974
PetSmart, Inc.	97,180	(d)	3,869,708
Rent-A-Center, Inc.	246,051		7,942,526
Stage Stores, Inc.	280,770	(d)	4,868,552
The Dress Barn, Inc.	242,629	(b,d)	6,410,258
The Finish Line, Inc., Class A	335,200		5,762,088
The Men’s Wearhouse, Inc.	475,250	(d)	11,871,745

Total	63,229,676

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.	79,700	(d)	4,805,910
True Religion Apparel, Inc.	99,880	(b,d)	2,223,329

Total	7,029,239

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	406,400	(d)	5,653,024
Brookline Bancorp, Inc.	154,700	(d)	1,678,495
Dime Community Bancshares, Inc.	212,880	(d)	3,105,919
MGIC Investment Corp.	141,840	(b,d)	1,445,350
NewAlliance Bancshares, Inc.	110,080		1,648,998
Northwest Bancshares, Inc.	118,920		1,398,499
Provident Financial Services, Inc.	105,100	(d)	1,590,163
The PMI Group, Inc.	458,050	(b)	1,511,565

Total	18,032,013

Tobacco (0.1%)
Universal Corp.	41,090	(d)	1,672,363

Trading Companies & Distributors (0.2%)
GATX Corp.	46,800	(d)	1,651,104
RSC Holdings, Inc.	176,380	(b)	1,717,941

Total	3,369,045

Water Utilities (0.1%)
SJW Corp.	58,516	(d)	1,548,919

Wireless Telecommunication Services (0.2%)
NTELOS Holdings Corp.	126,730	(d)	2,414,207

Total Common Stocks
(Cost: $1,029,178,752)			$1,326,930,777

Money Market Fund (8.7%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	127,055,056	(f)	$127,055,056

Total Money Market Fund
(Cost: $127,055,056)			$127,055,056

Investments of Cash Collateral Received
for Securities on Loan (25.7%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (2.8%)
Ebbets Funding LLC
01-10-11	0.500%	$4,997,847	$4,997,847
Grampian Funding LLC
01-13-11	0.280	6,998,312	6,998,312
01-31-11	0.300	4,998,708	4,998,708
Rhein-Main Securitisation Ltd.,
01-12-11	0.551	4,992,972	4,992,972
Royal Park Investments Funding Corp.
03-21-11	0.451	3,995,300	3,995,300
Starbird Funding Corp.
01-03-11	0.150	14,999,813	14,999,813

Total	40,982,952

Certificates of Deposit (13.4%)
Bank of Nova Scotia
05-12-11	0.280	10,000,000	10,000,000
Barclays Bank PLC
02-23-11	0.380	5,000,000	5,000,000
Canadian Imperial Bank
04-07-11	0.300	8,000,000	8,000,000
Credit Agricole
04-21-11	0.400	10,000,247	10,000,247
Credit Industrial et Commercial
02-22-11	0.395	13,000,000	13,000,000
Credit Suisse
04-15-11	0.300	10,000,000	10,000,000
Development Bank of Singapore Ltd.
02-17-11	0.300	5,000,000	5,000,000
DZ Bank AG
01-18-11	0.345	7,495,546	7,495,546
KBC Bank NV
01-24-11	0.450	10,000,000	10,000,000
La Banque Postale
02-17-11	0.365	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
01-27-11	0.330	5,000,000	5,000,000
National Australia Bank Ltd.
03-17-11	0.311	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	8,000,000	8,000,000
Natixis
03-07-11	0.440	15,000,000	15,000,000
Norinchukin Bank
01-06-11	0.330	10,000,000	10,000,000
Nykredit Bank
01-20-11	0.520	5,000,000	5,000,000
Rabobank Group
04-27-11	0.311	4,000,000	4,000,000
Societe Generale
02-01-11	0.315	10,000,000	10,000,000
02-17-11	0.310	4,996,042	4,996,042
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	5,000,064	5,000,064
04-21-11	0.510	7,000,000	7,000,000
Union Bank of Switzerland
04-18-11	0.341	10,000,000	10,000,000
Westpac Banking Corp.
05-09-11	0.290	12,000,000	12,000,000

Total	194,491,899

Commercial Paper (1.7%)
ASB Finance Ltd.
05-03-11	0.391	4,990,575	4,990,575
General Electric Capital Corp.
01-03-11	0.150	14,999,813	14,999,813
Macquarie Bank Ltd.
01-04-11	0.370	4,996,865	4,996,865

Total			24,987,253

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
01-14-11	0.350	3,000,000	3,000,000

See accompanying Notes to Financial Statements.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  333

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value (a)

Repurchase Agreements (7.6%)(e)
Barclays Capital, Inc. dated 03-22-10, matures 01-31-11, repurchase price
$10,003,444	0.400%	$10,000,000	$10,000,000
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price
$10,002,583	0.300	10,000,000	10,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$20,000,667	0.400	20,000,000	20,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,067	0.160	5,000,000	5,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$3,963,448	0.280	3,963,356	3,963,356
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$25,001,042	0.500	25,000,000	25,000,000
Morgan Stanley dated 04-15-10, matures 01-31-11, repurchase price
$10,003,014	0.350	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$10,000,292	0.350	10,000,000	10,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price
$5,000,125	0.300	5,000,000	5,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$10,000,375	0.450	10,000,000	10,000,000
RBS Securities, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$1,000,025	0.300	1,000,000	1,000,000

Total			109,963,356

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $373,425,460)			373,425,460

Total Investments in Securities
(Cost: $1,529,659,268)			$1,827,411,293

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.42% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.400%)
Security description	Value(a)
BCRR Trust	$470,613
Bear Stearns Commercial Mortgage Securities	1,746,607
Citigroup Commercial Mortgage Trust	660,608
Granite Master Issuer PLC	2,614,083
GS Mortgage Securities Corp II	603,684
JP Morgan Chase Commercial Mortgage Securities Corp	488,883
Merrill Lynch Mortgage Trust	163,587
Morgan Stanley Dean Witter Capital I	1,070,602
Paragon Mortgages PLC	1,620,848
Permanent Master Issuer PLC	530,574
Wachovia Bank Commercial Mortgage Trust	529,911

Total market value of collateral securities	$10,500,000

334  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP – Partners Small Cap Value Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%)
Security description	Value(a)
Arabella Ltd	$50,397
Archer Daniels	518,468
ASB Finance Ltd	614,243
Banco Bilbao Vizcaya	1,658,123
Banco Bilbao Vizcaya Argentaria/New York NY	24,519
BP Capital Markets	308,146
BPCE	221,541
Central American Bank	1,920
Commonwealth Bank of Australia	311,935
Credit Agricole NA	512
Danske Corp	767,411
Electricite De France	1,270,764
European Investment Bank	1,709,846
Gdz Suez	263,954
Golden Funding Corp	18,171
Ing (US) Funding LLC	80
Natexis Banques	197,337
Nationwide Building	1,230,262
Natixis NY	96,000
Natixis US Finance Co	1,600
Prudential PLC	371,140
Silver Tower US Fund	4,800
Skandin Ens Banken	48,037
Societe Gen No Amer	799,593
Societe Generale NY	10,400
UBS Ag Stamford	801

Total market value of collateral securities	$10,500,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180
United States Treasury Inflation Indexed Bonds	60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  335

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.160%)
Security description	Value(a)
Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$2,110,145
Ginnie Mae I Pool	1,932,478

Total market value of collateral securities	$4,042,623

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$12,346
Fannie Mae Pool	10,373,877
Fannie Mae REMICS	1,070,594
Fannie Mae Whole Loan	29,086
Federal Farm Credit Bank	16,660
Federal Home Loan Banks	432,261
Federal Home Loan Mortgage Corp	66,574
FHLMC Structured Pass Through Securities	63,054
Freddie Mac Gold Pool	5,435,858
Freddie Mac Non Gold Pool	644,988
Freddie Mac REMICS	1,198,497
Ginnie Mae II Pool	877,595
Government National Mortgage Association	1,627,862
United States Treasury Note/Bond	3,650,748

Total market value of collateral securities	$25,500,000

Morgan Stanley (0.350%)
Security description	Value(a)
Can Ast & Can Ltd	$99,433
Federal Home Loan Banks	1,286,645
Federal Home Loan Mortgage Corp	5,544,002
Google	3,321,215
Starbird Funding Corp	47,957

Total market value of collateral securities	$10,299,252

336  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP – Partners Small Cap Value Fund

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.350%)
Security description	Value(a)
Fannie Mae Interest Strip	$458,899
Fannie Mae Pool	181,162
Fannie Mae REMICS	3,517,384
Freddie Mac Gold Pool	36,895
Freddie Mac Non Gold Pool	47,461
Freddie Mac REMICS	4,099,978
Freddie Mac Strips	341,535
Government National Mortgage Association	42,337
United States Treasury Note/Bond	1,474,647

Total market value of collateral securities	$10,200,298

Nomura Securities (0.300%)
Security description	Value(a)
AEP Texas Central Transition Funding LLC	$4,705
Ally Auto Receivables Trust	39,680
American Express Credit Account Master Trust	12,455
AmeriCredit Automobile Receivables Trust	38,348
Ameriquest Mortgage Securities Inc	321
Asset Securitization Corp	3,570
Atlantic City Electric Transition Funding LLC	12,854
Banc of America Commercial Mortgage Inc	46,199
Bank of America Auto Trust	14,657
Bayview Commercial Asset Trust	11,334
BMW Vehicle Lease Trust	256,750
Capital Auto Receivables Asset Trust	132,735
Capital One Auto Finance Trust	19,118
Capital One Multi-Asset Execution Trust	27,905
CarMax Auto Owner Trust	75,792
CDC Commercial Mortgage Trust	51,755
CenterPoint Energy Transition Bond Co LLC	86,384
Chase Issuance Trust	167,502
Citibank Credit Card Issuance Trust	3,396
Citibank Omni Master Trust	213,737
Citigroup/Deutsche Bank Commercial Mortgage Trust	319,416
CNH Equipment Trust	33,357
Commercial Mortgage Asset Trust	3,479
Commercial Mortgage Pass Through Certificates	44,106
Countrywide Home Loan Mortgage Pass Through Trust	8,180
Credit Suisse First Boston Mortgage Securities Corp	259,941
Discover Card Master Trust	22,683
Entergy Gulf States Reconstruction Funding LLC	85,704
Ford Credit Auto Owner Trust	87,473
GE Capital Commercial Mortgage Corp	241,440
Greenwich Capital Commercial Funding Corp	109,273
GS Mortgage Securities Corp II	113,706
Harley-Davidson Motorcycle Trust	194,313
Impac CMB Trust	6,632
JP Morgan Chase Commercial Mortgage Securities Corp	238,095
JP Morgan Mortgage Trust	20,774
LB-UBS Commercial Mortgage Trust	167,787
Merrill Lynch/Countrywide Commercial Mortgage Trust	34,843
Morgan Stanley Dean Witter Capital I	762
Nissan Auto Lease Trust	33,590
Nissan Auto Receivables Owner Trust	116,172
PG&E Energy Recovery Funding LLC	164,715
SLM Student Loan Trust	709,427

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  337

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

Notes to Portfolio of Investments (continued)

Nomura Securities (0.300%) (continued)
Security description	Value(a)
Structured Asset Securities Corp	$278,255
Toyota Auto Receivables Owner Trust	9,548
USAA Auto Owner Trust	39,659
Wachovia Auto Loan Owner Trust	7,608
Wachovia Bank Commercial Mortgage Trust	586,015
World Omni Auto Receivables Trust	53,961
World Omni Automobile Lease Securitization Trust	39,889

Total market value of collateral securities	$5,250,000

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

RBS Securities, Inc. (0.300%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$36,653
Capital One Multi-Asset Execution Trust	134,099
Chase Issuance Trust	35,945
Citibank Credit Card Issuance Trust	83,971
Citibank Omni Master Trust	81,145
Discover Card Master Trust I	48,968
First Franklin Mortgage Loan Asset Backed Certificates	29,632
First National Master Note Trust	44,146
Ford Credit Auto Owner Trust	7,646
Freddie Mac Gold Pool	82,095
GS Mortgage Securities Corp II	33,357
HSBC Home Equity Loan Trust	93,900
Merrill Lynch/Countrywide Commercial Mortgage Trust	101,857
Nelnet Student Loan Trust	42,089
SLC Student Loan Trust	67,407
SLM Student Loan Trust	102,450
Structured Asset Investment Loan Trust	7,558
Wells Fargo Home Equity Trust	14,673

Total market value of collateral securities	$1,047,591

(f)	Affiliated Money Market Fund — See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at Dec. 31, 2010 was $6,811,612, representing 0.47% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
Computer Services, Inc.	07-25-07 thru 08-31-10	$777,320
Harbinger Group, Inc.	04-27-06 thru 06-04-09	2,595,469
Industrias Bachoco SAB de CV, ADR	05-03-06 thru 08-26-10	3,321,273

338  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP – Partners Small Cap Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may includes an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$1,326,930,777	$—	$—	$1,326,930,777

Total Equity Securities	1,326,930,777	—	—	1,326,930,777

Other
Affiliated Money Market Fund(c)	127,055,056	—	—	127,055,056
Investments of Cash Collateral Received for Securities on Loan	—	373,425,460	—	373,425,460

Total Other	127,055,056	373,425,460	—	500,480,516

Total	$1,453,985,833	$373,425,460	$—	$1,827,411,293

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  339

Portfolio of Investments (continued)

VP – Partners Small Cap Value Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

340  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Statements of Assets and Liabilities

		RiverSource VP —
		Cash	RiverSource VP —
	RiverSource VP —	Management	Diversified
Dec. 31, 2010	Balanced Fund	Fund	Bond Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $828,161,279, $839,363,608 and $4,015,546,596)	$1,006,439,381	$839,363,608	$4,142,383,520
Affiliated money market fund (identified cost $15,311,808, $— and $322,075,929)	15,311,808	—	322,075,929
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $38,994,613, $— and $329,971,021)	38,994,613	—	329,971,021
Repurchase agreements (identified cost $75,074,304, $— and $166,593,498)	75,074,304	—	166,593,498

Total investments in securities (identified cost $957,542,004, $839,363,608 and $4,834,187,044)	1,135,820,106	839,363,608	4,961,023,968
Cash	—	149,490	—
Capital shares receivable	—	64,705	2,281
Foreign currency holdings (identified cost $116,771, $— and $2,064,058)	119,731	—	2,117,262
Dividends and accrued interest receivable	3,478,417	30,810	30,791,064
Receivable for investment securities sold	11,736,415	—	134,346,552
Receivable from Investment Manager	—	277,836	—
Variation margin receivable on futures contracts	—	—	1,241,910
Reclaims receivable	16,652	—	160,300
Unrealized appreciation on forward foreign currency contracts	—	—	2,005,267

Total assets	1,151,171,321	839,886,449	5,131,688,604

Liabilities
Forward sale commitments, at value (proceeds receivable $1,582,266, $— and $— )	1,576,875	—	—
Disbursements in excess of cash	3,196	—	188,825
Dividends payable to shareholders	—	230	—
Capital shares payable	1,150,721	979,863	1,968,528
Payable for investment securities purchased	11,165,695	—	688,151,556
Payable for securities purchased on a forward-commitment basis	62,267,650	—	—
Payable upon return of securities loaned	114,068,917	—	496,564,519
Variation margin payable on futures contracts	114,812	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,387,571
Accrued investment management services fees	428,877	238,056	1,473,224
Accrued distribution fees	101,152	67,934	183,999
Accrued transfer agency fees	48,551	43,282	199,377
Accrued administrative services fees	46,628	41,798	197,999
Other accrued expenses	198,252	214,130	625,400

Total liabilities	191,171,326	1,585,293	1,191,940,998

Net assets applicable to outstanding shares	$959,999,995	$838,301,156	$3,939,747,606

Represented by
Shares of beneficial interest — $.01 par value	$—	$8,383,006	$3,581,735
Additional paid-in capital	—	832,545,348	3,660,600,152
Undistributed (excess of distributions over) net investment income	—	(21,996)	179,533,178
Accumulated net realized gain (loss)	—	(2,605,202)	(27,933,198)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	—	—	123,965,739
Partners’ capital	959,999,995	—	—

Total — representing net assets applicable to outstanding shares	$959,999,995	$838,301,156	$3,939,747,606

*Value of securities on loan	$103,619,732	$—	$509,932,853

Net assets applicable to outstanding shares:	Class 1	N/A	$212,829,673	$2,224,175,983
	Class 2	N/A	$3,829,386	$3,422,137
	Class 3	$959,999,995	$621,642,097	$1,712,149,486
Outstanding shares of beneficial interest:	Class 1	N/A	212,826,382	202,213,942
	Class 2	N/A	3,829,476	311,375
	Class 3	69,413,319	621,644,748	155,648,221
Net asset value per share:	Class 1	N/A	$1.00	$11.00
	Class 2	N/A	$1.00	$10.99
	Class 3	$13.83	$1.00	$11.00

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  341

Statements of Assets and Liabilities (continued)

	RiverSource VP —	RiverSource VP —	RiverSource VP —
	Diversified Equity	Dynamic	Global
Dec. 31, 2010	Income Fund	Equity Fund	Bond Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $2,331,072,085, $1,167,401,805 and $1,430,854,353)	$3,061,746,992	$1,365,271,372	$1,518,743,498
Affiliated money market fund (identified cost $72,031,834, $9,630,191 and $67,602,669)	72,031,834	9,630,191	67,602,669
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $385,956,044, $152,967,406 and $—)	385,956,044	152,967,406	—
Repurchase agreements (identified cost $154,943,900, $52,278,391 and $17,884,231)	154,943,900	52,278,391	17,884,231

Total investments in securities (identified cost $2,944,003,863, $1,382,277,793 and $1,516,341,253)	3,674,678,770	1,580,147,360	1,604,230,398
Cash	—	9,275	—
Capital shares receivable	—	—	3,617
Foreign currency holdings (identified cost $ —, $1,716 and $14,552,888)	—	1,894	14,958,824
Dividends and accrued interest receivable	3,034,218	1,061,576	19,520,796
Receivable for investment securities sold	9,844,641	122	2,178,203
Unrealized appreciation on forward foreign currency contracts	—	—	2,629,175
Receivable from the Investment Manager	—	—	1,382
Reclaims receivable	8,444	35,845	840,231

Total assets	3,687,566,073	1,581,256,072	1,644,362,626

Liabilities
Disbursements in excess of cash	—	—	266,216
Capital shares payable	3,768,945	1,716,527	180,970
Payable for investment securities purchased	11,507,725	—	13,878,481
Payable upon return of securities loaned	540,899,944	205,245,797	17,884,231
Variation margin payable on futures contracts	—	12,000	190,889
Unrealized depreciation on forward foreign currency contracts	—	—	1,790,484
Accrued investment management services fees	1,503,161	689,637	880,341
Accrued distribution fees	165,507	145,310	55,305
Accrued transfer agency fees	157,232	69,745	80,056
Accrued administrative services fees	136,655	64,491	99,770
Other accrued expenses	461,412	271,737	268,399

Total liabilities	558,600,581	208,215,244	35,575,142

Net assets applicable to outstanding shares	$3,128,965,492	$1,373,040,828	$1,608,787,484

Represented by
Shares of beneficial interest — $.01 par value	$—	$—	$1,375,360
Additional paid-in capital	—	—	1,520,556,229
Excess of distributions over net investment income	—	—	(4,854,099)
Accumulated net realized gain (loss)	—	—	1,615,034
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	—	—	90,094,960
Partners’ capital	3,128,965,492	1,373,040,828	—

Total — representing net assets applicable to outstanding shares	$3,128,965,492	$1,373,040,828	$1,608,787,484

*Value of securities on loan	$528,462,462	$199,271,803	$29,810,165

Net assets applicable to outstanding shares:	Class 1	$1,554,974,720	$5,376	$1,086,905,424
	Class 2	$1,191,024	$32,310	$1,826,584
	Class 3	$1,572,799,748	$1,373,003,142	$520,055,476
Outstanding shares of beneficial interest:	Class 1	117,924,658	278	92,927,464
	Class 2	90,542	1,672	156,264
	Class 3	119,444,089	71,064,322	44,452,275
Net asset value per share:	Class 1	$13.19	$19.34	$11.70
	Class 2	$13.15	$19.32	$11.69
	Class 3	$13.17	$19.32	$11.70

The accompanying Notes to Financial Statements are an integral part of this statement.

342  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP —		RiverSource VP —
	Global Inflation	RiverSource VP —	Income
	Protected	High Yield	Opportunities
Dec. 31, 2010	Securities Fund	Bond Fund	Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $2,486,734,503, $613,741,605 and $983,013,438)	$2,505,760,045	$656,854,720	$1,044,629,690
Affiliated money market fund (identified cost $12,386,908, $7,909,130 and $28,932,238)	12,386,908	7,909,130	28,932,238
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $457,942,711, $2,999,234 and $171,472,570)	457,942,711	2,999,234	171,472,570
Repurchase agreements (identified cost $201,502,849, $50,197,787 and $66,994,729)	201,502,849	50,197,787	66,994,729

Total investments in securities (identified cost $3,158,566,971, $674,847,756 and $1,250,412,975)	3,177,592,513	717,960,871	1,312,029,227
Cash	—	5,314	14,616
Capital shares receivable	40,936	6,365	—
Foreign currency holdings (identified cost $2,977,560, $— and $ —)	3,040,144	—	—
Dividends and accrued interest receivable	17,527,035	11,700,829	18,585,831
Variation margin receivable on futures contracts	644,582	—	—
Receivable for investment securities sold	89,350	7,698,673	3,680,522
Unrealized appreciation on forward foreign currency contracts	9,235,608	—	—
Margin deposits on futures contracts	2,787,331	—	—
Reclaims receivable	165,333	23,768	36,149

Total assets	3,211,122,832	737,395,820	1,334,346,345

Liabilities
Capital shares payable	287,426	430,715	134,405
Payable for investment securities purchased	203,653	3,263,657	—
Payable upon return of securities loaned	659,445,560	53,197,021	238,467,299
Unrealized depreciation on forward foreign currency contracts	8,472,855	—	—
Accrued investment management services fees	886,961	340,000	559,542
Accrued distribution fees	35,515	72,232	26,870
Accrued transfer agency fees	126,653	34,575	55,210
Accrued administrative services fees	133,023	39,581	61,581
Other accrued expenses	262,366	101,025	163,821

Total liabilities	669,854,012	57,478,806	239,468,728

Net assets applicable to outstanding shares	$2,541,268,820	$679,917,014	$1,094,877,617

Represented by
Shares of beneficial interest — $.01 par value	$2,664,719	$980,757	$1,023,930
Additional paid-in capital	2,540,284,444	724,370,268	890,765,467
Undistributed (excess of distributions over) net investment income	(39,316,296)	54,435,183	109,653,901
Accumulated net realized gain (loss)	19,539,276	(142,982,309)	31,818,067
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	18,096,677	43,113,115	61,616,252

Total — representing net assets applicable to outstanding shares	$2,541,268,820	$679,917,014	$1,094,877,617

*Value of securities on loan	$663,823,744	$52,010,287	$233,143,531

Net assets applicable to outstanding shares:	Class 1	$2,209,104,701	$5,399	$842,201,619
	Class 2	$1,226,736	$2,131,839	$929,313
	Class 3	$330,937,383	$677,779,776	$251,746,685
Outstanding shares of beneficial interest:	Class 1	231,652,013	778	78,794,161
	Class 2	128,799	307,829	87,063
	Class 3	34,691,077	97,767,049	23,511,781
Net asset value per share:	Class 1	$9.54	$6.94	$10.69
	Class 2	$9.52	$6.93	$10.67
	Class 3	$9.54	$6.93	$10.71

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  343

Statements of Assets and Liabilities (continued)

	RiverSource VP —	RiverSource VP —	RiverSource VP —
	Mid Cap	Mid Cap	S&P 500
Dec. 31, 2010	Growth Fund	Value Fund	Index Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $335,139,175, $684,011,552 and $181,362,113)	$396,429,198	$838,453,935	$213,889,868
Affiliated money market fund (identified cost $12,143,688, $22,881,343 and $2,406,983)	12,143,688	22,881,343	2,406,983
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $52,992,379, $44,999,331 and $1,000,000)	52,992,379	44,999,331	1,000,000
Repurchase agreements (identified cost $56,957,893, $56,947,863 and $27,203,008)	56,957,893	56,947,863	27,203,008

Total investments in securities (identified cost $457,233,135, $808,840,089 and $211,972,104)	518,523,158	963,282,472	244,499,859
Cash	—	—	95
Dividends and accrued interest receivable	152,742	707,192	255,893
Receivable for investment securities sold	2,405,573	2,128,697	16,278
Receivable from Investment Manager	—	—	17,409
Reclaims receivable	283	404	—

Total assets	521,081,756	966,118,765	244,789,534

Liabilities
Disbursements in excess of cash	—	19	—
Capital shares payables	542,996	3,012,711	150,054
Payable for investment securities purchased	2,104,669	2,958,266	4,794
Payable upon return of securities loaned	109,950,272	101,947,194	28,203,008
Variation margin payable on futures contracts	—	—	3,000
Accrued investment management services fees	241,325	502,524	40,009
Accrued distribution fees	43,106	14,456	22,733
Accrued administrative services fees	20,685	41,606	10,911
Accrued transfer agency fees	20,685	43,072	10,911
Other accrued expenses	73,202	80,725	80,420

Total liabilities	112,996,940	108,600,573	28,525,840

Net assets applicable to outstanding shares	$408,084,816	$857,518,192	$216,263,694

Represented by
Partners’ capital	$408,084,816	$857,518,192	$216,263,694

Total — representing net assets applicable to outstanding shares	$408,084,816	$857,518,192	$216,263,694

*Value of securities on loan	$106,277,595	$98,992,917	$27,508,217

Net assets applicable to outstanding shares:	Class 1	$5,469	$720,087,270	N/A
	Class 2	$133,894	$321,156	N/A
	Class 3	$407,945,453	$137,109,766	$216,263,694
Outstanding shares of beneficial interest:	Class 1	376	65,710,899	N/A
	Class 2	9,218	29,328	N/A
	Class 3	28,073,949	12,523,398	25,128,735
Net asset value per share:	Class 1	$14.55	$10.96	N/A
	Class 2	$14.53	$10.95	N/A
	Class 3	$14.53	$10.95	$8.61

The accompanying Notes to Financial Statements are an integral part of this statement.

344  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP —
	Short Duration		Seligman VP —
	U.S. Government	Seligman VP —	Larger-Cap
Dec. 31, 2010	Fund	Growth Fund	Value Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $1,189,520,970, $192,143,237 and $22,938,337)	$1,190,475,814	$232,573,269	$29,555,770
Affiliated money market fund (identified cost $16,164,218, $1,551,886 and $447,502)	16,164,218	1,551,886	447,502
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $189,962,583, $2,500,000 and $ — )	189,962,583	2,500,000	—
Repurchase agreements (identified cost $111,119,198, $28,311,261 and $4,574,846)	111,119,198	28,311,261	4,574,846

Total investments in securities (identified cost $1,506,766,969, $224,506,384 and $27,960,685)	1,507,721,813	264,936,416	34,578,118
Capital shares receivable	36,761	—	—
Cash	17,489	43	—
Expense reimbursement receivable from the Investment Manager	—	—	9
Dividends and accrued interest receivable	2,983,412	104,406	30,660
Receivable for investment securities sold	18,108	489,857	—
Reclaims receivable	—	30,087	164

Total assets	1,510,777,583	265,560,809	34,608,951

Liabilities
Capital shares payable	1,002,935	337,695	53,926
Payable for investment securities purchased	54,084,863	693,414	—
Payable upon return of securities loaned	301,081,781	30,811,261	4,574,846
Variation margin payable on futures contracts	332,530	—	—
Accrued investment management services fees	466,427	118,825	14,801
Accrued distribution fees	45,550	24,783	3,102
Accrued transfer agency fees	58,706	11,882	1,480
Accrued administrative services fees	65,076	11,882	1,480
Other accrued expenses	106,163	60,618	33,856

Total liabilities	357,244,031	32,070,360	4,683,491

Net assets applicable to outstanding shares	$1,153,533,552	$233,490,449	$29,925,460

Represented by
Shares of beneficial interest — $.01 par value	$1,111,703	$—	$—
Additional paid-in capital	1,152,895,869	—	—
Undistributed net investment income	11,202,328	—	—
Accumulated net realized gain (loss)	(14,248,522)	—	—
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	2,572,174	—	—
Partners’ capital	—	233,490,449	29,925,460

Total — representing net assets applicable to outstanding shares	$1,153,533,552	$233,490,449	$29,925,460

*Value of securities on loan	$295,412,605	$29,985,339	$4,461,012

Net assets applicable to outstanding shares:	Class 1	$733,780,708	$5,380	$5,259
	Class 2	$1,985,171	$319,713	$198,772
	Class 3	$417,767,673	$233,165,356	$29,721,429
Outstanding shares of beneficial interest:	Class 1	70,702,643	789	524
	Class 2	191,566	46,961	19,824
	Class 3	40,276,118	34,177,177	2,964,999
Net asset value per share:	Class 1	$10.38	$6.82	$10.04
	Class 2	$10.36	$6.81	$10.03
	Class 3	$10.37	$6.82	$10.02

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  345

Statements of Assets and Liabilities (continued)

	Seligman VP —	Threadneedle VP —	Threadneedle VP —
	Smaller-Cap	Emerging	International
Dec. 31, 2010	Value Fund	Markets Fund	Opportunity Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $46,764,258, $812,703,254 and $407,811,156)	$88,452,244	$1,028,870,626	$524,564,448
Affiliated money market fund (identified cost $143,973, $10,923,710 and $3,286,537)	143,973	10,923,710	3,286,537
Investments of cash collateral received for securities on loan
Repurchase agreements (identified cost $17,769,111, $8,942,282 and $28,012,798)	17,769,111	8,942,282	28,012,798

Total investments in securities (identified cost $64,677,342, $832,569,246 and $439,110,491)	106,365,328	1,048,736,618	555,863,783
Cash	—	65,500	—
Foreign currency holdings (identified cost $ —, $10,654,215 and $336,353)	—	10,866,835	352,394
Capital shares receivable	—	—	4,567
Receivable from Investment Manager	4	—	—
Dividends and accrued interest receivable	5,910	725,604	366,289
Receivable for investment securities sold	—	—	302,921
Reclaims receivable	—	65,574	753,042

Total assets	106,371,242	1,060,460,131	557,642,996

Liabilities
Disbursements in excess of cash	—	—	10,722
Capital shares payable	125,185	454,997	492,017
Payable for investment securities purchased	—	—	242,084
Payable upon return of securities loaned	17,769,111	8,942,282	28,012,798
Accrued investment management services fees	59,003	928,445	351,394
Accrued distribution fees	9,352	58,085	55,962
Accrued transfer agency fees	4,481	52,116	26,837
Accrued administrative services fees	5,975	67,171	35,671
Other accrued expenses	34,544	277,078	139,107

Total liabilities	18,007,651	10,780,174	29,366,592

Net assets applicable to outstanding shares	$88,363,591	$1,049,679,957	$528,276,404

Represented by
Shares of beneficial interest — $.01 par value	$—	$585,086	$437,214
Additional paid-in capital	—	831,074,401	619,515,469
Undistributed (excess of distributions over) net investment income	—	2,838,751	(1,149,367)
Accumulated net realized gain (loss)	—	(1,203,107)	(207,385,347)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	—	216,384,826	116,858,435
Partners’ capital	88,363,591	—	—

Total — representing net assets applicable to outstanding shares	$88,363,591	$1,049,679,957	$528,276,404

*Value of securities on loan	$17,288,586	$8,397,994	$26,881,604

Net assets applicable to outstanding shares:	Class 1	$5,539	$490,399,039	$5,729
	Class 2	$190,030	$2,050,323	$533,699
	Class 3	$88,168,022	$557,230,595	$527,736,976
Outstanding shares of beneficial interest:	Class 1	481	27,326,173	474
	Class 2	16,521	114,426	44,210
	Class 3	7,662,006	31,067,970	43,676,680
Net asset value per share:	Class 1	$11.52	$17.95	$12.09
	Class 2	$11.50	$17.92	$12.07
	Class 3	$11.51	$17.94	$12.08

The accompanying Notes to Financial Statements are an integral part of this statement.

346  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	VP — Davis	VP — Goldman	VP — Partners
	New York	Sachs Mid Cap	Small Cap
Dec. 31, 2010	Venture Fund	Value Fund	Value Fund
Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $1,057,730,496, $756,487,700 and $1,029,178,752)	$1,355,634,550	$882,528,272	$1,326,930,777
Affiliated money market fund (identified cost $57,156,554, $26,542,170 and $127,055,056)	57,156,554	26,542,170	127,055,056
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $125,977,187, $— and $263,462,104)	125,977,187	—	263,462,104
Repurchase agreements (identified cost $46,860,051, $— and $109,963,356)	46,860,051	—	109,963,356

Total investments in securities (identified cost $1,287,724,288, $783,029,870 and $1,529,659,268)	1,585,628,342	909,070,442	1,827,411,293
Cash	—	8,200	—
Dividends and accrued interest receivable	1,272,233	1,350,943	1,151,424
Receivable for investment securities sold	16,738,381	—	13,262,005
Reclaims receivable	152,711	346	585

Total assets	1,603,791,667	910,429,931	1,841,825,307

Liabilities
Capital shares payable	421,141	1,645,595	3,204,051
Payable for investment securities purchased	379,739	4,550,928	10,473,998
Payable upon return of securities loaned	172,837,238	—	373,425,460
Accrued investment management services fees	844,899	580,758	1,117,510
Accrued distribution fees	8,518	1,768	30,146
Accrued transfer agency fees	71,738	45,308	73,407
Accrued administrative services fees	66,152	43,656	92,014
Other accrued expenses	567,046	45,587	208,133

Total liabilities	175,196,471	6,913,600	388,624,719

Net assets applicable to outstanding shares	$1,428,595,196	$903,516,331	$1,453,200,588

Represented by
Partners’ capital	$1,428,595,196	$903,516,331	$1,453,200,588

Total — representing net assets applicable to outstanding shares	$1,428,595,196	$903,516,331	$1,453,200,588

*Value of securities on loan	$168,132,274	$—	$362,384,306

Net assets applicable to outstanding shares:	Class 1	$1,348,356,001	$886,881,269	$1,168,661,063
	Class 2	$471,578	$527,015	$484,367
	Class 3	$79,767,617	$16,108,047	$284,055,158
Outstanding shares of beneficial interest:	Class 1	134,896,137	79,296,234	76,487,760
	Class 2	47,188	47,185	31,764
	Class 3	7,985,012	1,440,548	18,619,632
Net asset value per share:	Class 1	$10.00	$11.18	$15.28
	Class 2	$9.99	$11.17	$15.25
	Class 3	$9.99	$11.18	$15.26

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  347

Statements of Operations

		RiverSource VP —
		Cash	RiverSource VP —
	RiverSource VP —	Management	Diversified
Year ended Dec. 31, 2010	Balanced Fund	Fund	Bond Fund
Investment income
Income:
Dividends	$13,667,755	$—	$—
Interest	14,782,912	2,051,139	205,344,192
Income distributions from affiliated money market fund	34,085	—	572,821
Income from securities lending — net	179,166	—	1,223,430
Foreign taxes withheld	(47,445)	—	(62,663)

Total income	28,616,473	2,051,139	207,077,780

Expenses:
Investment management services fees	5,132,945	2,937,512	20,576,872
Distribution fees
Class 2	—	2,494	2,082
Class 3	1,200,068	966,813	4,189,486
Transfer agency fees
Class 1	—	70,338	827,076
Class 2	—	600	501
Class 3	581,752	468,742	2,025,698
Administrative services fees	552,751	514,572	2,730,158
Compensation of board members	27,346	25,303	138,957
Custodian fees	76,940	18,620	198,857
Printing and postage	284,850	319,250	830,000
Professional fees	53,817	43,664	125,654
Other	51,076	34,474	518,093

Total expenses	7,961,545	5,402,382	32,163,434
Expenses waived/reimbursed by the Investment Manager and its affiliates	—	(3,433,453)	—

Total net expenses	7,961,545	1,968,929	32,163,434

Investment income (loss) — net	20,654,928	82,210	174,914,346

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	51,956,902	551	187,644,329
Foreign currency transactions	1,922	—	5,982,270
Futures contracts	(2,488,889)	—	(22,088,192)
Options contracts written	13,473	—	1,800,139

Net realized gain (loss) on investments	49,483,408	551	173,338,546
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	41,465,993	(2,226,789)	45,913,157
Increase from payments by affiliate (Note 12)	—	2,226,789	—

Net gain (loss) on investments and foreign currencies	90,949,401	551	219,251,703

Net increase (decrease) in net assets resulting from operations	$111,604,329	$82,761	$394,166,049

The accompanying Notes to Financial Statements are an integral part of this statement.

348  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP —	RiverSource VP —	RiverSource VP —
	Diversified Equity	Dynamic	Global
Year ended Dec. 31, 2010	Income Fund	Equity Fund	Bond Fund
Investment income
Income:
Dividends	$75,827,205	$30,056,709	$—
Interest	550,494	—	74,241,569
Income distributions from affiliated money market fund	165,683	24,545	83,823
Income from securities lending — net	1,350,610	610,628	43,119
Foreign taxes withheld	(280,088)	(69,268)	(394,973)

Total income	77,613,904	30,622,614	73,973,538

Expenses:
Investment management services fees	20,837,717	8,710,506	10,625,621
Distribution fees
Class 2	452	24	824
Class 3	3,033,169	1,658,613	1,253,628
Transfer agency fees
Class 1	530,394	2	371,055
Class 2	109	6	198
Class 3	1,466,924	803,947	606,110
Administrative services fees	1,686,479	738,432	1,204,105
Compensation of board members	96,081	37,678	46,433
Custodian fees	53,190	28,143	217,310
Printing and postage	652,200	441,655	252,350
Professional fees	88,388	54,757	62,913
Other	123,862	42,065	94,235

Total expenses	28,568,965	12,515,828	14,734,782
Expenses waived/reimbursed by the Investment Manager and its affiliates	—	—	(45,816)

Total net expenses	28,568,965	12,515,828	14,688,966

Investment income (loss) — net	49,044,939	18,106,786	59,284,572

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	123,857,868	118,698,460	18,772,409
Foreign currency transactions	(219)	(1,357)	4,250,900
Futures contracts	—	2,171,093	(2,434,416)

Net realized gain (loss) on investments	123,857,649	120,868,196	20,588,893
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	263,983,214	72,633,163	9,458,149

Net gain (loss) on investments and foreign currencies	387,840,863	193,501,359	30,047,042

Net increase (decrease) in net assets resulting from operations	$436,885,802	$211,608,145	$89,331,614

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  349

Statements of Operations (continued)

	RiverSource VP —		RiverSource VP —
	Global Inflation	RiverSource VP —	Income
	Protected	High Yield	Opportunities
Year ended Dec. 31, 2010	Securities Fund	Bond Fund	Fund
Investment income
Income:
Interest	$78,393,310	$59,016,720	$121,262,341
Income distributions from affiliated money market fund	116,557	38,342	109,045
Income from securities lending — net	696,235	126,486	602,739
Foreign taxes withheld	(22,255)	(4,729)	(7,308)

Total income	79,183,847	59,176,819	121,966,817

Expenses:
Investment management services fees	10,108,104	4,093,556	8,887,899
Distribution fees
Class 2	545	936	417
Class 3	1,453,265	866,816	1,190,840
Transfer agency fees
Class 1	752,431	2	319,620
Class 2	131	225	100
Class 3	701,560	420,255	574,711
Administrative services fees	1,514,683	475,981	961,449
Compensation of board members	68,414	19,847	45,125
Custodian fees	187,983	22,415	38,980
Printing and postage	230,000	145,600	137,008
Professional fees	74,892	42,142	60,809
Other	230,700	28,381	62,875

Total expenses	15,322,708	6,116,156	12,279,833

Investment income (loss) — net	63,861,139	53,060,663	109,686,984

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	29,229,017	33,660,527	110,270,561
Foreign currency transactions	66,247,859	—	—
Futures contracts	(11,715,345)	—	—
Options contracts written	655,174	—	—

Net realized gain (loss) on investments	84,416,705	33,660,527	110,270,561
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(53,058,756)	3,560,405	(70,409,676)

Net gain (loss) on investments and foreign currencies	31,357,949	37,220,932	39,860,885

Net increase (decrease) in net assets resulting from operations	$95,219,088	$90,281,595	$149,547,869

The accompanying Notes to Financial Statements are an integral part of this statement.

350  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP —	RiverSource VP —	RiverSource VP —
	Mid Cap	Mid Cap	S&P 500
Year ended Dec. 31, 2010	Growth Fund	Value Fund	Index Fund
Investment income
Income:
Dividends	$2,107,560	$9,207,383	$4,395,666
Interest	—	5,253	26
Income distributions from affiliated money market fund	13,565	46,168	2,373
Income from securities lending — net	884,755	229,583	34,264
Foreign taxes withheld	(4,936)	(55,469)	—

Total income	3,000,944	9,432,918	4,432,329

Expenses:
Investment management services fees	2,648,338	3,818,655	463,241
Distribution fees			—
Class 2	60	146	—
Class 3	474,499	219,034	263,208
Transfer agency fees			—
Class 1	2	221,877	—
Class 2	15	35	—
Class 3	229,988	106,016	127,585
Administrative services fees	227,768	317,145	126,336
Compensation of board members	10,735	13,596	5,981
Custodian fees	16,310	46,085	39,259
Printing and postage	78,860	53,600	62,679
Licensing fees	—	—	21,178
Professional fees	30,241	30,225	28,044
Other	21,628	18,714	8,331

Total expenses	3,738,444	4,845,128	1,145,842
Expenses waived/reimbursed by the Investment Manager and its affiliates	—	—	(29,508)

Total net expenses	3,738,444	4,845,128	1,116,334

Investment income (loss) — net	(737,500)	4,587,790	3,315,995

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	51,450,990	33,830,827	4,862,380
Foreign currency transactions	—	(2,908)	—
Futures contracts	—	—	289,653
Options contracts written	216,672	—	—

Net realized gain (loss) on investments	51,667,662	33,827,919	5,152,033
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	38,131,471	123,586,105	20,022,146

Net gain (loss) on investments and foreign currencies	89,799,133	157,414,024	25,174,179

Net increase (decrease) in net assets resulting from operations	$89,061,633	$162,001,814	$28,490,174

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  351

Statements of Operations (continued)

	RiverSource VP —
	Short Duration		Seligman VP —
	U.S. Government	Seligman VP —	Larger-Cap
Year ended Dec. 31, 2010	Fund	Growth Fund	Value Fund
Investment income
Income:
Dividends	$—	$2,868,940	$430,517
Interest	15,199,218	—	—
Income distributions from affiliated money market fund	190,165	3,818	615
Income from securities lending — net	129,524	38,183	1,683
Foreign taxes withheld	—	(16,605)	—

Total income	15,518,907	2,894,336	432,815

Expenses:
Investment management services fees	4,047,596	1,425,360	145,078
Distribution fees
Class 2	1,301	140	85
Class 3	588,456	284,273	27,463
Transfer agency fees
Class 1	227,967	2	2
Class 2	313	34	21
Class 3	285,260	137,787	13,319
Administrative services fees	572,107	136,482	13,204
Compensation of board members	22,211	6,468	589
Custodian fees	54,218	17,016	4,001
Printing and postage	110,194	63,215	3,230
Professional fees	40,739	33,556	35,470
Other	29,924	11,816	1,754

Total expenses	5,980,286	2,116,149	244,216
Expenses waived/reimbursed by the Investment Manager and its affiliates	—	—	(6,428)

Total net expenses	5,980,286	2,116,149	237,788

Investment income (loss) — net	9,538,621	778,187	195,027

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	15,473,817	38,467,467	344,758
Futures contracts	(2,853,358)	—	—

Net realized gain (loss) on investments	12,620,459	38,467,467	344,758
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	416,645	(3,667,235)	3,963,263

Net gain (loss) on investments and foreign currencies	13,037,104	34,800,232	4,308,021

Net increase (decrease) in net assets resulting from operations	$22,575,725	$35,578,419	$4,503,048

The accompanying Notes to Financial Statements are an integral part of this statement.

352  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Seligman VP —	Threadneedle VP —	Threadneedle VP —
	Smaller-Cap	Emerging	International
Year ended Dec. 31, 2010	Value Fund	Markets Fund	Opportunity Fund
Investment income
Income:
Dividends	$343,830	$21,653,974	$11,440,994
Interest	—	241,256	—
Income distributions from affiliated money market fund	255	35,827	9,769
Income from securities lending — net	13,039	127,085	304,750
Foreign taxes withheld	—	(2,016,865)	(1,908,782)

Total income	357,124	20,041,277	9,846,731

Expenses:
Investment management services fees	697,532	9,905,835	4,147,559
Distribution fees
Class 2	64	819	228
Class 3	99,915	827,804	643,936
Transfer agency fees
Class 1	2	163,961	2
Class 2	16	197	55
Class 3	48,429	400,629	312,074
Administrative services fees	63,968	723,873	411,095
Compensation of board members	2,255	26,295	14,650
Custodian fees	5,820	601,100	118,546
Printing and postage	17,429	110,770	110,800
Professional fees	25,256	66,728	42,607
Other	3,360	489,248	43,112

Total expenses	964,046	13,317,259	5,844,664
Expenses waived/reimbursed by the Investment Manager and its affiliates	(945)	—	—

Total expenses	963,101	13,317,259	5,844,664

Investment income (loss) — net	(605,977)	6,724,018	4,002,067

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	6,870,735	172,525,300	23,207,090
Foreign currency transactions	—	512,376	160,405

Net realized gain (loss) on investments	6,870,735	173,037,676	23,367,495
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	13,003,137	(7,437,132)	37,437,226

Net gain (loss) on investments and foreign currencies	19,873,872	165,600,544	60,804,721

Net increase (decrease) in net assets resulting from operations	$19,267,895	$172,324,562	$64,806,788

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  353

Statements of Operations (continued)

	VP — Davis	VP — Goldman	VP — Partners
	New York	Sachs Mid Cap	Small Cap
Year ended Dec. 31, 2010	Venture Fund	Value Fund	Value Fund
Investment income
Income:
Dividends	$24,960,940	$8,865,448	$18,813,692
Interest	914,501	—	—
Income distributions from affiliated money market fund	200,867	45,922	268,749
Income from securities lending — net	476,468	—	1,072,331
Foreign taxes withheld	(535,067)	(19,185)	(90,712)

Total income	26,017,709	8,892,185	20,064,060

Expenses:
Investment management services fees	12,117,328	3,806,321	12,591,500
Distribution fees
Class 2	252	236	183
Class 3	1,072,169	17,667	888,705
Transfer agency fees
Class 1	477,235	288,052	383,122
Class 2	61	57	44
Class 3	516,780	8,563	429,196
Administrative services fees	892,861	284,306	1,013,654
Compensation of board members	49,140	11,300	38,133
Custodian fees	72,280	28,670	53,683
Printing and postage	109,144	4,973	149,250
Professional fees	56,232	27,389	46,783
Other	73,333	23,094	55,141

Total expenses	15,436,815	4,500,628	15,649,394
Expenses waived/reimbursed by the Investment Manager and its affiliates	(6,926)	(13,186)	(135,173)

Total net expenses	15,429,889	4,487,442	15,514,221

Investment income (loss) — net	10,587,820	4,404,743	4,549,839

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	72,475,545	22,591,797	133,068,608
Foreign currency transactions	(98,985)	11	—
Increase from payment by affiliate (Note 12)	—	22,763	—

Net realized gain (loss) on investments	72,376,560	22,614,571	133,068,608
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	39,697,709	124,128,009	157,500,889

Net gain (loss) on investments and foreign currencies	112,074,269	146,742,580	290,569,497

Net increase (decrease) in net assets resulting from operations	$122,662,089	$151,147,323	$295,119,336

The accompanying Notes to Financial Statements are an integral part of this statement.

354  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Statements of Changes in Net Assets

	RiverSource VP — Balanced Fund		RiverSource VP — Cash Management Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$20,654,928	$26,294,943	$82,210	$917,661
Net realized gain (loss) on investments	49,483,408	(137,066,296)	551	(2,770,034)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	41,465,993	322,604,644	(2,226,789)	243
Increase from payments by affiliate (Note 12)	—	—	2,226,789	960,033

Net increase (decrease) in net assets resulting from operations	111,604,329	211,833,291	82,761	(892,097)

Distributions to shareholders from:
Net investment income
Class 1	N/A	N/A	(11,632)	N/A
Class 2	N/A	N/A	(101)	N/A
Class 3	—	—	(76,987)	(940,288)

Total distributions	—	—	(88,720)	(940,288)

Share transactions
Proceeds from sales
Class 1	N/A	N/A	216,030,882	N/A
Class 2	N/A	N/A	6,418,636	N/A
Class 3	4,224,712	86,175,958	109,411,147	215,461,385
Reinvestment of distributions at net asset value
Class 1	N/A	N/A	11,573	N/A
Class 2	N/A	N/A	100	N/A
Class 3	—	—	77,076	29,916,892
Payments for redemptions
Class 1	N/A	N/A	(3,216,072)	N/A
Class 2	N/A	N/A	(2,589,260)	N/A
Class 3	(172,222,660)	(202,416,032)	(446,859,208)	(957,331,782)

Increase (decrease) in net assets from share transactions	(167,997,948)	(116,240,074)	(120,715,126)	(711,953,505)

Proceeds from regulatory settlement (Note 13)	—	—	—	2,995

Total increase (decrease) in net assets	(56,393,619)	95,593,217	(120,721,085)	(713,782,895)
Net assets at beginning of year	1,016,393,614	920,800,397	959,022,241	1,672,805,136

Net assets at end of year	$959,999,995	$1,016,393,614	$838,301,156	$959,022,241

Excess of distributions over net investment income	$—	$—	$(21,996)	$(15,486)

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  355

Statements of Changes in Net Assets (continued)

			RiverSource VP — Diversified Equity
	RiverSource VP — Diversified Bond Fund		Income Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$174,914,346	$207,232,999	$49,044,939	$68,250,387
Net realized gain (loss) on investments	173,338,546	(14,972,150)	123,857,649	(767,463,708)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	45,913,157	475,084,198	263,983,214	1,567,991,626

Net increase (decrease) in net assets resulting from operations	394,166,049	667,345,047	436,885,802	868,778,305

Distributions to shareholders from:
Net investment income
Class 1	(107,294,946)	N/A	—	N/A
Class 2	(289)	N/A	—	N/A
Class 3	(102,696,781)	(211,460,070)	—	—

Total distributions	(209,992,016)	(211,460,070)	—	—

Share transactions
Proceeds from sales
Class 1	4,718,756,829	N/A	2,327,191,273	N/A
Class 2	3,711,475	N/A	1,145,211	N/A
Class 3	238,263,785	1,217,599,988	83,062,143	638,878,373
Reinvestment of distributions at net asset value
Class 1	107,294,946	N/A	—	N/A
Class 2	289	N/A	—	N/A
Class 3	102,696,781	211,460,070	—	—
Payments for redemptions
Class 1	(2,581,045,119)	N/A	(1,011,209,099)	N/A
Class 2	(289,626)		(35,531)	N/A
Class 3	(4,411,026,163)	(787,343,848)	(2,565,390,826)	(415,452,098)

Increase (decrease) in net assets from share transactions	(1,821,636,803)	641,716,210	(1,165,236,829)	223,426,275

Total increase (decrease) in net assets	(1,637,462,770)	1,097,601,187	(728,351,027)	1,092,204,580
Net assets at beginning of year	5,577,210,376	4,479,609,189	3,857,316,519	2,765,111,939

Net assets at end of year	$3,939,747,606	$5,577,210,376	$3,128,965,492	$3,857,316,519

Undistributed net investment income	$179,533,178	$205,910,084	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

356  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP — Dynamic Equity Fund		RiverSource VP — Global Bond Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$18,106,786	$23,706,932	$59,284,572	$41,899,528
Net realized gain (loss) on investments	120,868,196	(160,754,021)	20,588,893	8,253,829
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	72,633,163	412,011,998	9,458,149	110,250,697

Net increase (decrease) in net assets resulting from operations	211,608,145	274,964,909	89,331,614	160,404,054

Distributions to shareholders from:
Net investment income
Class 1	—	N/A	(38,592,598)	N/A
Class 2	—	N/A	(18,845)	N/A
Class 3	—	—	(34,122,495)	(27,430,312)

Total distributions	—	—	(72,733,938)	(27,430,312)

Share transactions
Proceeds from sales
Class 1	5,000	N/A	1,371,270,154	N/A
Class 2	31,145	N/A	1,829,628	N/A
Class 3	10,210,921	25,674,130	93,284,800	346,520,199
Reinvestment of distributions at net asset value
Class 1	—	N/A	38,592,598	N/A
Class 2	—	N/A	18,845	N/A
Class 3	—	—	34,122,495	27,430,312
Payments for redemptions
Class 1	—	N/A	(359,825,232)	N/A
Class 2	(1,612)	N/A	(5,045)	N/A
Class 3	(242,026,251)	(256,016,542)	(1,263,195,154)	(270,318,952)

Increase (decrease) in net assets from share transactions	(231,780,797)	(230,342,412)	(83,906,911)	103,631,559

Total increase (decrease) in net assets	(20,172,652)	44,622,497	(67,309,235)	236,605,301
Net assets at beginning of year	1,393,213,480	1,348,590,983	1,676,096,719	1,439,491,418

Net assets at end of year	$1,373,040,828	$1,393,213,480	$1,608,787,484	$1,676,096,719

Undistributed (excess of distributions over) net investment income	$—	$—	$(4,854,099)	$2,192,963

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  357

Statements of Changes in Net Assets (continued)

	RiverSource VP — Global Inflation Protected Securities Fund		RiverSource VP — High Yield Bond Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$63,861,139	$22,155,688	$53,060,663	$61,178,931
Net realized gain (loss) on investments	84,416,705	(46,566,016)	33,660,527	(54,264,209)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(53,058,756)	135,306,652	3,560,405	267,169,013

Net increase (decrease) in net assets resulting from operations	95,219,088	110,896,324	90,281,595	274,083,735

Distributions to shareholders from:
Net investment income
Class 1	(47,361,538)	N/A	(456)	N/A
Class 2	(125)	N/A	(454)	N/A
Class 3	(8,452,422)	(140,925,993)	(62,429,797)	(66,133,408)
Net realized gain
Class 1	(3,537,416)	N/A	—	N/A
Class 2	(10)	N/A	—	N/A
Class 3	(675,027)	(70,216)	—	—

Total distributions	(60,026,538)	(140,996,209)	(62,430,707)	(66,133,408)

Share transactions
Proceeds from sales
Class 1	2,663,292,463	N/A	5,000	N/A
Class 2	1,257,439	N/A	2,091,059	N/A
Class 3	164,743,897	1,318,030,215	10,103,968	55,058,758
Reinvestment of distributions at net asset value
Class 1	50,898,954	N/A	456	N/A
Class 2	135	N/A	454	N/A
Class 3	9,127,449	140,996,209	62,429,797	66,133,408
Payments for redemptions
Class 1	(485,040,681)	N/A	—	N/A
Class 2	(23,551)	N/A	(10,724)	N/A
Class 3	(2,246,300,148)	(63,458,732)	(149,598,616)	(124,667,248)

Increase (decrease) in net assets from share transactions	157,955,957	1,395,567,692	(74,978,606)	(3,475,082)

Total increase (decrease) in net assets	193,148,507	1,365,467,807	(47,127,718)	204,475,245
Net assets at beginning of year	2,348,120,313	982,652,506	727,044,732	522,569,487

Net assets at end of year	$2,541,268,820	$2,348,120,313	$679,917,014	$727,044,732

Undistributed (excess of distributions over) net investment income	$(39,316,296)	$(112,841,078)	$54,435,183	$63,675,404

The accompanying Notes to Financial Statements are an integral part of this statement.

358  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP — Income Opportunities Fund		RiverSource VP — Mid Cap Growth Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$109,686,984	$114,573,235	$(737,500)	$(467,509)
Net realized gain (loss) on investments	110,270,561	(9,692,265)	51,667,662	(27,385,058)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(70,409,676)	323,045,735	38,131,471	179,272,787

Net increase (decrease) in net assets resulting from operations	149,547,869	427,926,705	89,061,633	151,420,220

Distributions to shareholders from:
Net investment income
Class 1	(86,658,856)	N/A	—	N/A
Class 2	(575)	N/A	—	N/A
Class 3	(28,828,422)	(61,732,606)	—	—

Total distributions	(115,487,853)	(61,732,606)	—	—

Share transactions
Proceeds from sales
Class 1	1,803,116,365	N/A	5,000	N/A
Class 2	1,016,682	N/A	121,236	N/A
Class 3	95,605,509	892,550,592	4,106,905	23,830,882
Reinvestment of distributions at net asset value
Class 1	86,658,856	N/A	—	N/A
Class 2	575	N/A	—	N/A
Class 3	28,828,422	61,732,606	—	—
Payments for redemptions
Class 1	(1,035,324,748)	N/A	—	N/A
Class 2	(106,122)	N/A	(502)	N/A
Class 3	(1,922,887,173)	(72,105,876)	(65,287,452)	(51,401,227)

Increase (decrease) in net assets from share transactions	(943,091,634)	882,177,322	(61,054,813)	(27,570,345)

Total increase (decrease) in net assets	(909,031,618)	1,248,371,421	28,006,820	123,849,875
Net assets at beginning of year	2,003,909,235	755,537,814	380,077,996	256,228,121

Net assets at end of year	$1,094,877,617	$2,003,909,235	$408,084,816	$380,077,996

Undistributed net investment income	$109,653,901	$115,395,221	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  359

Statements of Changes in Net Assets (continued)

	RiverSource VP — Mid Cap Value Fund		RiverSource VP — S&P 500 Index Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations
Investment income (loss) — net	$4,587,790	$3,508,090	$3,315,995	$3,772,992
Net realized gain (loss) on investments	33,827,919	(76,369,190)	5,152,033	(13,036,343)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	123,586,105	149,501,530	20,022,146	55,854,226

Net increase (decrease) in net assets resulting from operations	162,001,814	76,640,430	28,490,174	46,590,875

Share transactions
Proceeds from sales
Class 1	594,950,254	N/A	N/A	N/A
Class 2	305,417	N/A	N/A	N/A
Class 3	3,579,690	26,207,378	7,339,778	22,317,549
Payments for redemptions
Class 1	(9,597,764)	N/A	N/A	N/A
Class 2	(14,277)	N/A	N/A	N/A
Class 3	(136,096,854)	(107,852,643)	(39,823,237)	(41,840,675)

Increase (decrease) in net assets from share transactions	453,126,466	(81,645,265)	(32,483,459)	(19,523,126)

Total increase (decrease) in net assets	615,128,280	(5,004,835)	(3,993,285)	27,067,749
Net assets at beginning of year	242,389,912	247,394,747	220,256,979	193,189,230

Net assets at end of year	$857,518,192	$242,389,912	$216,263,694	$220,256,979

The accompanying Notes to Financial Statements are an integral part of this statement.

360  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP — Short Duration
	U.S. Government Fund		Seligman VP — Growth Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$9,538,621	$10,760,865	$778,187	$1,768,306
Net realized gain (loss) on investments	12,620,459	(8,284,893)	38,467,467	(12,215,601)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	416,645	24,630,980	(3,667,235)	84,976,680

Net increase (decrease) in net assets resulting from operations	22,575,725	27,106,952	35,578,419	74,529,385

Distributions to shareholders from:
Net investment income
Class 1	(6,442,258)	N/A	—	N/A
Class 2	(50)	N/A	—	N/A
Class 3	(4,442,866)	(15,349,954)	—	—

Total distributions	(10,885,174)	(15,349,954)	—	—

Share transactions
Proceeds from sales
Class 1	728,726,385	N/A	5,000	N/A
Class 2	2,756,242	N/A	304,874	N/A
Class 3	53,221,150	128,791,920	3,847,465	16,495,887
Reinvestment of distributions at net asset value
Class 1	6,442,258	N/A	—	N/A
Class 2	50	N/A	—	N/A
Class 3	4,442,866	15,349,954	—	—
Payments for redemptions
Class 1	(3,006,262)	N/A	—	N/A
Class 2	(770,535)	N/A	(9,064)	N/A
Class 3	(169,177,099)	(139,771,122)	(46,639,873)	(125,969,836)

Increase (decrease) in net assets from share transactions	622,635,055	4,370,752	(42,491,598)	(109,473,949)

Total increase (decrease) in net assets	634,325,606	16,127,750	(6,913,179)	(34,944,564)
Net assets at beginning of year	519,207,946	503,080,196	240,403,628	275,348,192

Net assets at end of year	$1,153,533,552	$519,207,946	$233,490,449	$240,403,628

Undistributed net investment income	$11,202,328	$10,656,988	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  361

Statements of Changes in Net Assets (continued)

	Seligman VP — Larger-Cap Value Fund		Seligman VP — Smaller-Cap Value Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations
Investment income (loss) — net	$195,027	$163,546	$(605,977)	$(384,845)
Net realized gain (loss) on investments	344,758	(406,128)	6,870,735	4,777,960
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	3,963,263	3,116,240	13,003,137	18,854,410

Net increase (decrease) in net assets resulting from operations	4,503,048	2,873,658	19,267,895	23,247,525

Share transactions
Proceeds from sales
Class 1	5,000	N/A	5,000	N/A
Class 2	184,504	N/A	179,616	N/A
Class 3	12,659,596	5,615,264	2,803,358	4,042,553
Payments for redemptions
Class 1	—	N/A	—	N/A
Class 2	(759)	N/A	(2,198)	N/A
Class 3	(2,266,960)	(3,371,315)	(12,784,834)	(16,792,835)

Increase (decrease) in net assets from share transactions	10,581,381	2,243,949	(9,799,058)	(12,750,282)

Total increase (decrease) in net assets	15,084,429	5,117,607	9,468,837	10,497,243
Net assets at beginning of year	14,841,031	9,723,424	78,894,754	68,397,511

Net assets at end of year	$29,925,460	$14,841,031	$88,363,591	$78,894,754

The accompanying Notes to Financial Statements are an integral part of this statement.

362  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Threadneedle VP — Emerging Markets Fund		Threadneedle VP — International Opportunity Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations and distributions
Investment income (loss) — net	$6,724,018	$4,173,240	$4,002,067	$8,052,768
Net realized gain (loss) on investments	173,037,676	117,839,768	23,367,495	(93,044,454)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(7,437,132)	327,167,850	37,437,226	208,604,072

Net increase (decrease) in net assets resulting from operations	172,324,562	449,180,858	64,806,788	123,612,386

Distributions to shareholders from:
Net investment income
Class 1	(3,621,551)	N/A	(47)	N/A
Class 2	(1,721)	N/A	(151)	N/A
Class 3	(10,021,915)	(2,956,575)	(7,376,259)	(8,000,000)

Total distributions	(13,645,187)	(2,956,575)	(7,376,457)	(8,000,000)

Share transactions
Proceeds from sales
Class 1	463,467,834	N/A	5,000	N/A
Class 2	1,950,806	N/A	512,447	N/A
Class 3	38,730,512	187,972,925 *	6,504,984	16,229,536
Reinvestment of distributions at net asset value
Class 1	3,621,551	N/A	47	N/A
Class 2	1,721	N/A	151	N/A
Class 3	10,021,915	2,956,575	7,376,259	8,000,000
Payments for redemptions
Class 1	(80,840,388)	N/A	—	N/A
Class 2	(8,697)	N/A	(1,299)	N/A
Class 3	(457,655,738)	(438,351,447)	(105,242,881)	(113,349,652)

Increase (decrease) in net assets from share transactions	(20,710,484)	(247,421,947)	(90,845,292)	(89,120,116)

Proceeds from regulatory settlement (Note 13)	—	9,123	—	170,135

Total increase (decrease) in net assets	137,968,891	198,811,459	(33,414,961)	26,662,405
Net assets at beginning of year	911,711,066	712,899,607	561,691,365	535,028,960

Net assets at end of year	$1,049,679,957	$911,711,066	$528,276,404	$561,691,365

Undistributed (excess of distributions over) net investment income	$2,838,751	$4,354,822	$(1,149,367)	$1,453,438

*	Following the close of business on Feb. 13, 2009, Threadneedle VP — Emerging Markets Fund issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  363

Statements of Changes in Net Assets (continued)

			VP — Goldman Sachs Mid Cap
	VP — Davis New York Venture Fund		Value Fund
Year ended Dec. 31,	2010	2009	2010	2009
Operations
Investment income (loss) — net	$10,587,820	$8,794,756	$4,404,743	$165,016
Net realized gain (loss) on investments	72,376,560	(136,727,585)	22,614,571	(2,658,040)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	39,697,709	597,083,464	124,128,009	6,295,891

Net increase (decrease) in net assets resulting from operations	122,662,089	469,150,635	151,147,323	3,802,867

Share transactions
Proceeds from sales
Class 1	2,084,912,417	N/A	748,321,015	N/A
Class 2	444,647	N/A	488,872	N/A
Class 3	102,181,681	865,608,175	2,026,933	1,791,825
Payments for redemptions
Class 1	(897,202,543)	N/A	(9,615,829)	N/A
Class 2	(14,684)	N/A	(6,149)	N/A
Class 3	(2,007,083,917)	(154,406,481)	(2,783,690)	(3,677,030)

Increase (decrease) in net assets from share transactions	(716,762,399)	711,201,694	738,431,152	(1,885,205)

Total increase (decrease) in net assets	(594,100,310)	1,180,352,329	889,578,475	1,917,662
Net assets at beginning of year	2,022,695,506	842,343,177	13,937,856	12,020,194

Net assets at end of year	$1,428,595,196	$2,022,695,506	$903,516,331	$13,937,856

The accompanying Notes to Financial Statements are an integral part of this statement.

364  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	VP — Partners Small Cap Value Fund
Year ended Dec. 31,	2010	2009
Operations
Investment income (loss) — net	$4,549,839	$4,535,126
Net realized gain (loss) on investments	133,068,608	(73,244,766)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	157,500,889	426,423,816

Net increase (decrease) in net assets resulting from operations	295,119,336	357,714,176

Share transactions
Proceeds from sales
Class 1	1,235,066,182	N/A
Class 2	449,961	N/A
Class 3	44,243,334	178,088,225
Payments for redemptions
Class 1	(235,850,356)	N/A
Class 2	(4,457)	N/A
Class 3	(1,207,649,019)	(130,197,397)

Increase (decrease) in net assets from share transactions	(163,744,355)	47,890,828

Total increase (decrease) in net assets	131,374,981	405,605,004
Net assets at beginning of year	1,321,825,607	916,220,603

Net assets at end of year	$1,453,200,588	$1,321,825,607

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  365

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Funds, except RiverSource VP — Cash Management Fund, are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

RiverSource VP — Balanced Fund

						Year ended
Class 3(a)	Year ended Dec. 31,					Aug. 31,
Per share data	2010	2009	2008	2007	2006(b)	2006
Net asset value, beginning of period	$12.29	$9.89	$15.09	$15.61	$15.44	$15.18

Income from investment operations:
Net investment income (loss)	.27	.29	.46	.43	.13	.41
Net gains (losses) (both realized and unrealized)	1.27	2.11	(4.72)	(.16)	1.04	.72

Total from investment operations	1.54	2.40	(4.26)	.27	1.17	1.13

Less distributions:
Dividends from net investment income	—	—	(.03)	(.45)	(.10)	(.41)
Distributions from realized gains	—	—	(.91)	(.34)	(.90)	(.46)

Total distributions	—	—	(.94)	(.79)	(1.00)	(.87)

Net asset value, end of period	$13.83	$12.29	$9.89	$15.09	$15.61	$15.44

Total return	12.53%	24.23%	(29.92% )	1.74%	7.73%	7.76%

Ratios to average net assets(c)
Total expenses	.83%	.73%	.71%	.80%	.84% (d)	.77%

Net investment income (loss)	2.15%	2.75%	3.27%	2.65%	2.43% (d)	2.63%

Supplemental data
Net assets, end of period (in millions)	$960	$1,016	$921	$1,731	$2,071	$2,046

Portfolio turnover rate(e)	156%	208%	131%	118%	38%	130%

(a)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(b)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96%, 164% and 82% for the years ended Dec. 31, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

366  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Cash Management Fund

	Year ended(a)
Class 1	Dec. 31,
Per share data	2010
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	.00	(b)
Net gains (losses) (both realized and unrealized)	.00	(b)
Increase from payments by affiliate	.00	(b)

Total from investment operations	.00	(b)

Less distributions:
Dividends from net investment income	(.00	)(b)

Net asset value, end of period	$1.00

Total return	.01%	(c)

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.51%	(d)

Net expenses after expense waiver/reimbursement(e)	.23%	(d)

Net investment income (loss)	.01%	(d)

Supplemental data
Net assets, end of period (in millions)	$213

	Year ended(a)
Class 2	Dec. 31,
Per share data	2010
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	.00	(b)
Net gains (losses) (both realized and unrealized)	.00	(b)
Increase from payments by affiliate	.00	(b)

Total from investment operations	.00	(b)

Less distributions:
Dividends from net investment income	(.00	)(b)

Net asset value, end of period	$1.00

Total return	.02%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.76%	(d)

Net expenses after expense waiver/reimbursement(e)	.23%	(d)

Net investment income (loss)	.00%	(d),(f)

Supplemental data
Net assets, end of period (in millions)	$4

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  367

Financial Highlights (continued)

RiverSource VP — Cash Management Fund (continued)

										Year ended
Class 3(g)	Year ended Dec. 31,									Aug. 31,
Per share data	2010		2009		2008		2007	2006(h)		2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Income from investment operations:
Net investment income (loss)	.00	(b)	.00	(b)	.02		.05	.02		.04
Net gains (losses) (both realized and unrealized)	.00	(b)	.00	(b)	.00	(b)	—	—		—
Increase from payments by affiliate	.00	(b)	.00	(b)	.00	(b)	—	—		—

Total from investment operations	.00	(b)	.00	(b)	.02		.05	.02		.04

Less distributions:
Dividends from net investment income	(.00	)(b)	(.00	)(b)	(.02)		(.05)	(.02)		(.04)

Proceeds from regulatory settlement	—		(.00	)(b)	—		—	—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total return	.01%	(c)	.16%	(i)	2.31%	(j)	4.75%	1.54%		4.01%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.62%		.64%		.62%		.60%	.60%	(d)	.67%

Net expenses after expense waiver/reimbursement(e)	.22%		.47%		.62%		.60%	.60%	(d)	.67%

Net investment income (loss)	.01%		.07%		2.27%		4.72%	4.66%	(d)	4.01%

Supplemental data
Net assets, end of period (in millions)	$622		$959		$1,673		$1,338	$1,055		$999

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Rounds to less than $0.01 per share.
(c)	During the year ended Dec. 31, 2010, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.04% for Class 1 and 0.28% for Class 3.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds for the years ended Dec. 31, 2009 and 2008, respectively.
(f)	Rounds to less than 0.01%.
(g)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(h)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(i)	During the year ended Dec. 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.09% for Class 3.
(j)	During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57% for Class 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

368  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Bond Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.14

Income from investment operations:
Net investment income (loss)	.28
Net gains (losses) (both realized and unrealized)	.23

Total from investment operations	.51

Less distributions:
Dividends from net investment income	(.65)

Net asset value, end of period	$11.00

Total return	4.73%

Ratios to average net assets(b)
Total expenses	.61%	(c)

Net investment income (loss)	3.94%	(c)

Supplemental data
Net assets, end of period (in millions)	$2,224

Portfolio turnover rate(d)	382%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.14

Income from investment operations:
Net investment income (loss)	.25
Net gains (losses) (both realized and unrealized)	.24

Total from investment operations	.49

Less distributions:
Dividends from net investment income	(.64)

Net asset value, end of period	$10.99

Total return	4.60%

Ratios to average net assets(b)
Total expenses	.85%	(c)

Net investment income (loss)	3.44%	(c)

Supplemental data
Net assets, end of period (in millions)	$3

Portfolio turnover rate(d)	382%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  369

Financial Highlights (continued)

RiverSource VP — Diversified Bond Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$10.76	$9.80	$10.50	$10.47	$10.39		$10.66

Income from investment operations:
Net investment income (loss)	.40	.43	.50	.50	.16		.43
Net gains (losses) (both realized and unrealized)	.48	.95	(1.15)	.03	.08		(.27)

Total from investment operations	.88	1.38	(.65)	.53	.24		.16

Less distributions:
Dividends from net investment income	(.64)	(.42)	(.05)	(.49)	(.16)		(.43)
Tax return of capital	—	—	—	(.01)	—		—

Total distributions	(.64)	(.42)	(.05)	(.50)	(.16)		(.43)

Net asset value, end of period	$11.00	$10.76	$9.80	$10.50	$10.47		$10.39

Total return	8.33%	14.42%	(6.32% )	5.20%	2.32%		1.58%

Ratios to average net assets(b)
Total expenses	.71%	.71%	.72%	.74%	.74%	(c)	.80%

Net investment income (loss)	3.62%	4.12%	4.77%	4.79%	4.57%	(c)	4.15%

Supplemental data
Net assets, end of period (in millions)	$1,712	$5,577	$4,480	$4,353	$2,745		$2,325

Portfolio turnover rate(d)	382%	434%	231%	289%	109%		292%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 256%, 308% and 120% for the years ended Dec. 31, 2010, 2009 and 2008, respectively.
(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

370  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Diversified Equity Income Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$12.05

Income from investment operations:
Net investment income (loss)	.13
Net gains (losses) (both realized and unrealized)	1.01

Total from investment operations	1.14

Net asset value, end of period	$13.19

Total return	9.46%

Ratios to average net assets(b)
Total expenses	.78%	(c)

Net investment income (loss)	1.68%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,555

Portfolio turnover rate	26%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$12.05

Income from investment operations:
Net investment income (loss)	.11
Net gains (losses) (both realized and unrealized)	.99

Total from investment operations	1.10

Net asset value, end of period	$13.15

Total return	9.13%

Ratios to average net assets(b)
Total expenses	1.03%	(c)

Net investment income (loss)	1.37%	(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	26%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  371

Financial Highlights (continued)

RiverSource VP — Diversified Equity Income Fund (continued)

						Year ended
Class 3(d)	Year ended Dec. 31,					Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)	2006
Net asset value, beginning of period	$11.27	$8.84	$16.24	$15.48	$15.09	$13.83

Income from investment operations:
Net investment income (loss)	.17	.20	.23	.24	.07	.23
Net gains (losses) (both realized and unrealized)	1.73	2.23	(6.35)	.98	1.33	1.80

Total from investment operations	1.90	2.43	(6.12)	1.22	1.40	2.03

Less distributions:
Dividends from net investment income	—	—	(.01)	(.25)	(.05)	(.22)
Distributions from realized gains	—	—	(1.27)	(.21)	(.96)	(.55)

Total distributions	—	—	(1.28)	(.46)	(1.01)	(.77)

Net asset value, end of period	$13.17	$11.27	$8.84	$16.24	$15.48	$15.09

Total return	16.83%	27.46%	(40.47% )	8.02%	9.37%	15.19%

Ratios to average net assets(b)
Total expenses	.90%	.76%	.86%	.86%	.91% (c)	.91%

Net investment income (loss)	1.42%	2.14%	2.03%	1.47%	1.39% (c)	1.61%

Supplemental data
Net assets, end of period (in millions)	$1,573	$3,857	$2,765	$4,079	$3,446	$2,877

Portfolio turnover rate	26%	49%	41%	29%	5%	27%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

372  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Dynamic Equity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$18.00

Income from investment operations:
Net investment income (loss)	.20
Net gains (losses) (both realized and unrealized)	1.14

Total from investment operations	1.34

Net asset value, end of period	$19.34

Total return	7.45%

Ratios to average net assets(b)
Total expenses	.84%	(c)

Net investment income (loss)	1.77%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	87%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$18.00

Income from investment operations:
Net investment income (loss)	.17
Net gains (losses) (both realized and unrealized)	1.15

Total from investment operations	1.32

Net asset value, end of period	$19.32

Total return	7.33%

Ratios to average net assets(b)
Total expenses	1.11%	(c)

Net investment income (loss)	1.46%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	87%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  373

Financial Highlights (continued)

RiverSource VP — Dynamic Equity Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$16.46	$13.26	$25.27	$25.04	$22.91		$21.48

Income from investment operations:
Net investment income (loss)	.23	.26	.38	.35	.09		.29
Net gains (losses) (both realized and unrealized)	2.63	2.94	(10.22)	.39	2.10		1.43

Total from investment operations	2.86	3.20	(9.84)	.74	2.19		1.72

Less distributions:
Dividends from net investment income	—	—	(.04)	(.34)	(.06)		(.29)
Distributions from realized gains	—	—	(2.13)	(.17)	—		—

Total distributions	—	—	(2.17)	(.51)	(.06)		(.29)

Net asset value, end of period	$19.32	$16.46	$13.26	$25.27	$25.04		$22.91

Total return	17.37%	24.13%	(42.16% )	2.93%	9.59%		8.02%

Ratios to average net assets(b)
Total expenses	.94%	.71%	.72%	.86%	.83%	(c)	.82%

Net investment income (loss)	1.36%	1.87%	1.77%	1.29%	1.16%	(c)	1.30%

Supplemental data
Net assets, end of period (in millions)	$1,373	$1,393	$1,349	$3,023	$3,737		$3,733

Portfolio turnover rate	87%	70%	109%	66%	21%		85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

374  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Global Bond Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.41

Income from investment operations:
Net investment income (loss)	.25
Net gains (losses) (both realized and unrealized)	.50

Total from investment operations	.75

Less distributions:
Dividends from net investment income	(.46)

Net asset value, end of period	$11.70

Total return	6.72%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.85%	(c)

Net expenses after expense waiver/reimbursement(d)	.85%	(c)

Net investment income (loss)	3.35%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,087

Portfolio turnover rate	66%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.41

Income from investment operations:
Net investment income (loss)	.22
Net gains (losses) (both realized and unrealized)	.51

Total from investment operations	.73

Less distributions:
Dividends from net investment income	(.45)

Net asset value, end of period	$11.69

Total return	6.54%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11%	(c)

Net expenses after expense waiver/reimbursement(d)	1.10%	(c)

Net investment income (loss)	2.90%	(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate	66%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  375

Financial Highlights (continued)

RiverSource VP — Global Bond Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$11.50	$10.50	$11.32	$10.90	$10.79		$11.02

Income from investment operations:
Net investment income (loss)	.45	.31	.42	.38	.12		.30
Net gains (losses) (both realized and unrealized)	.29	.88	(.46)	.44	.11		(.17)

Total from investment operations	.74	1.19	(.04)	.82	.23		.13

Less distributions:
Dividends from net investment income	(.54)	(.19)	(.77)	(.40)	(.12)		(.31)
Distributions from realized gains	—	—	(.01)	—	—		(.05)

Total distributions	(.54)	(.19)	(.78)	(.40)	(.12)		(.36)

Net asset value, end of period	$11.70	$11.50	$10.50	$11.32	$10.90		$10.79

Total return	6.58%	11.38%	(.44% )	7.65%	2.15%		1.27%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.95%	.97%	.97%	1.00%	1.00%	(c)	1.06%

Net expenses after expense waiver/reimbursement(d)	.95%	.96%	.97%	1.00%	1.00%	(c)	1.06%

Net investment income (loss)	3.87%	2.78%	3.56%	3.45%	3.22%	(c)	2.85%

Supplemental data
Net assets, end of period (in millions)	$520	$1,676	$1,439	$1,328	$782		$692

Portfolio turnover rate	66%	77%	62%	69%	20%		65%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

376  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Global Inflation Protected Securities Fund

Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.61

Income from investment operations:
Net investment income (loss)	.21
Net gains (losses) (both realized and unrealized)	(.02)

Total from investment operations	.19

Less distributions:
Dividends from net investment income	(.24)
Distributions from realized gains	(.02)

Total distributions	(.26)

Net asset value, end of period	$9.54

Total return	2.06%

Ratios to average net assets(b)
Total expenses	.58% (c)

Net investment income (loss)	3.34% (c)

Supplemental data
Net assets, end of period (in millions)	$2,209

Portfolio turnover rate	66%

Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.61

Income from investment operations:
Net investment income (loss)	.39
Net gains (losses) (both realized and unrealized)	(.22)

Total from investment operations	.17

Less distributions:
Dividends from net investment income	(.24)
Distributions from realized gains	(.02)

Total distributions	(.26)

Net asset value, end of period	$9.52

Total return	1.80%

Ratios to average net assets(b)
Total expenses	.81% (c)

Net investment income (loss)	6.34% (c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	66%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  377

Financial Highlights (continued)

RiverSource VP — Global Inflation Protected Securities Fund (continued)

									Year ended
Class 3(d)	Year ended Dec. 31,								Aug. 31,
Per share data	2010		2009		2008	2007	2006(e)		2006
Net asset value, beginning of period	$9.40		$10.06		$10.28	$9.76	$10.04		$10.19

Income from investment operations:
Net investment income (loss)	.19		.13		.43	.52	.06		.47
Net gains (losses) (both realized and unrealized)	.20		.50		(.40)	.24	(.10)		(.26)

Total from investment operations	.39		.63		.03	.76	(.04)		.21

Less distributions:
Dividends from net investment income	(.23)		(1.29)		(.25)	(.24)	(.24)		(.34)
Distributions from realized gains	(.02)		(.00	)(f)	—	—	—		(.02)

Total distributions	(.25)		(1.29)		(.25)	(.24)	(.24)		(.36)

Net asset value, end of period	$9.54		$9.40		$10.06	$10.28	$9.76		$10.04

Total return	4.13%		6.84%		.14%	7.93%	(.49%	)	2.18%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.70%	(c)	.71%		.73%	.74%	.72%	(c)	.77%

Net expenses after expense waiver/reimbursement(g)	.70%	(c)	.71%		.72%	.72%	.72%	(c)	.72%

Net investment income (loss)	1.96%	(c)	1.41%		3.95%	4.50%	1.09%	(c)	4.23%

Supplemental data
Net assets, end of period (in millions)	$331		$2,348		$983	$820	$582		$403

Portfolio turnover rate	66%		135%		54%	80%	—%		75%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was as unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	Rounds to less than $0.01 per share.
(g)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

378  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — High Yield Bond Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$7.09

Income from investment operations:
Net investment income (loss)	.34
Net gains (losses) (both realized and unrealized)	.16

Total from investment operations	.50

Less distributions:
Dividends from net investment income	(.65)

Net asset value, end of period	$6.94

Total return	7.98%

Ratios to average net assets(b)
Total expenses	.75%	(c)

Net investment income (loss)	7.70%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	88%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$7.09

Income from investment operations:
Net investment income (loss)	.30
Net gains (losses) (both realized and unrealized)	.18

Total from investment operations	.48

Less distributions:
Dividends from net investment income	(.64)

Net asset value, end of period	$6.93

Total return	7.79%

Ratios to average net assets(b)
Total expenses	1.05%	(c)

Net investment income (loss)	6.83%	(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate	88%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  379

Financial Highlights (continued)

RiverSource VP — High Yield Bond Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$6.71	$4.84	$6.48	$6.85	$6.68		$6.76

Income from investment operations:
Net investment income (loss)	.52	.55	.66	.50	.16		.47
Net gains (losses) (both realized and unrealized)	.34	1.94	(2.28)	(.37)	.19		(.09)

Total from investment operations	.86	2.49	(1.62)	.13	.35		.38

Less distributions:
Dividends from net investment income	(.64)	(.62)	(.02)	(.50)	(.18)		(.46)

Net asset value, end of period	$6.93	$6.71	$4.84	$6.48	$6.85		$6.68

Total return	13.96%	53.86%	(25.19% )	1.86%	5.43%		5.76%

Ratios to average net assets(b)
Total expenses	.88%	.86%	.89%	.87%	.88%	(c)	.87%

Net investment income (loss)	7.65%	9.43%	8.84%	7.38%	7.35%	(c)	7.02%

Supplemental data
Net assets, end of period (in millions)	$678	$727	$522	$1,032	$1,216		$1,192

Portfolio turnover rate	88%	102%	58%	84%	29%		106%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

380  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Income Opportunities Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.25

Income from investment operations:
Net investment income (loss)	.51
Net gains (losses) (both realized and unrealized)	.23

Total from investment operations	.74

Less distributions:
Dividends from net investment income	(1.30)

Net asset value, end of period	$10.69

Total return	7.68%

Ratios to average net assets(b)
Total expenses	.78%	(c)

Net investment income (loss)	7.47%	(c)

Supplemental data
Net assets, end of period (in millions)	$842

Portfolio turnover rate	77%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$11.25

Income from investment operations:
Net investment income (loss)	.47
Net gains (losses) (both realized and unrealized)	.24

Total from investment operations	.71

Less distributions:
Dividends from net investment income	(1.29)

Net asset value, end of period	$10.67

Total return	7.44%

Ratios to average net assets(b)
Total expenses	1.01%	(c)

Net investment income (loss)	6.87%	(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	77%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  381

Financial Highlights (continued)

RiverSource VP — Income Opportunities Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$10.71	$7.99	$9.86	$10.32	$10.08		$10.39

Income from investment operations:
Net investment income (loss)	.81	.84	.69	.70	.22		.64
Net gains (losses) (both realized and unrealized)	.47	2.46	(2.54)	(.44)	.24		(.26)

Total from investment operations	1.28	3.30	(1.85)	.26	.46		.38

Less distributions:
Dividends from net investment income	(1.28)	(.58)	(.02)	(.68)	(.22)		(.64)
Distributions from realized gains	—	—	—	(.02)	—		(.05)
Tax return of capital	—	—	—	(.02)	—		—

Total distributions	(1.28)	(.58)	(.02)	(.72)	(.22)		(.69)

Net asset value, end of period	$10.71	$10.71	$7.99	$9.86	$10.32		$10.08

Total return	13.04%	42.41%	(18.82% )	2.65%	4.66%		3.76%

Ratios to average net assets(b)
Total expenses	.86%	.88%	.92%	.91%	.90%	(c)	.96%

Net investment income (loss)	7.38%	8.63%	8.04%	6.89%	6.72%	(c)	6.39%

Supplemental data
Net assets, end of period (in millions)	$252	$2,004	$755	$736	$409		$259

Portfolio turnover rate	77%	70%	76%	98%	29%		87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

382  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Mid Cap Growth Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$13.30

Income from investment operations:
Net investment income (loss)	(.01)
Net gains (losses) (both realized and unrealized)	1.26

Total from investment operations	1.25

Net asset value, end of period	$14.55

Total return	9.40%

Ratios to average net assets(b)
Total expenses	.81%	(c)

Net investment income (loss)	(.09%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	100%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$13.30

Income from investment operations:
Net investment income (loss)	(.03)
Net gains (losses) (both realized and unrealized)	1.26

Total from investment operations	1.23

Net asset value, end of period	$14.53

Total return	9.25%

Ratios to average net assets(b)
Total expenses	1.09%	(c)

Net investment income (loss)	(.31%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	100%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  383

Financial Highlights (continued)

RiverSource VP — Mid Cap Growth Fund (continued)

									Year ended
Class 3(d)	Year ended Dec. 31,								Aug. 31,
Per share data	2010		2009		2008		2007	2006(e)	2006
Net asset value, beginning of period	$11.51		$7.04		$12.85		$11.42	$10.96	$12.43

Income from investment operations:
Net investment income (loss)	(.02)		(.01)		.00	(f)	(.02)	.03	(.01)
Net gains (losses) (both realized and unrealized)	3.04		4.48		(5.74)		1.58	.91	(.44)

Total from investment operations	3.02		4.47		(5.74)		1.56	.94	(.45)

Less distributions:
Dividends from net investment income	—		—		(.00	)(f)	(.01)	(.03)	—
Distributions from realized gains	—		—		(.07)		(.12)	(.45)	(1.02)

Total distributions	—		—		(.07)		(.13)	(.48)	(1.02)

Net asset value, end of period	$14.53		$11.51		$7.04		$12.85	$11.42	$10.96

Total return	26.28%		63.39%		(44.84%	)	13.74%	8.54%	(4.43% )

Ratios to average net assets(b)
Total expenses	.99%		1.07%		.88%		.86%	.88% (c)	.92%

Net investment income (loss)	(.19%	)	(.15%	)	(.01%	)	(.12% )	.70% (c)	(.14% )

Supplemental data
Net assets, end of period (in millions)	$408		$380		$256		$593	$690	$709

Portfolio turnover rate	100%		126%		70%		93%	24%	43%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	Rounds to less than $0.01 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

384  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Mid Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.92

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.98

Total from investment operations	1.04

Net asset value, end of period	$10.96

Total return	10.48%

Ratios to average net assets(b)
Total expenses	.85%	(c)

Net investment income (loss)	.94%	(c)

Supplemental data
Net assets, end of period (in millions)	$720

Portfolio turnover rate	80%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.92

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.96

Total from investment operations	1.03

Net asset value, end of period	$10.95

Total return	10.38%

Ratios to average net assets(b)
Total expenses	1.12%	(c)

Net investment income (loss)	1.02%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	80%

See accompanying Notes to Financial Highlights.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  385

Financial Highlights (continued)

RiverSource VP — Mid Cap Value Fund (continued)

								Year ended
Class 3(d)	Year ended Dec. 31,							Aug. 31,
Per share data	2010		2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$8.94		$6.34	$14.60	$13.49	$12.65		$11.42

Income from investment operations:
Net investment income (loss)	.06		.10	.08	.10	.05		.09
Net gains (losses) (both realized and unrealized)	1.95		2.50	(5.52)	1.29	.98		1.27

Total from investment operations	2.01		2.60	(5.44)	1.39	1.03		1.36

Less distributions:
Dividends from net investment income	—		—	—	(.11)	(.05)		(.09)
Distributions from realized gain	—		—	(2.82)	(.17)	(.14)		(.04)

Total distributions	—		—	(2.82)	(.28)	(.19)		(.13)

Net asset value, end of period	$10.95		$8.94	$6.34	$14.60	$13.49		$12.65

Total return	22.51%		40.93%	(45.10% )	10.35%	8.07%		11.93%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.00%	(c)	.85%	1.04%	1.03%	1.07%	(c)	1.44%

Net expenses after expense waiver/reimbursement(f)	1.00%	(c)	.85%	1.04%	1.03%	1.07%	(c)	1.11%

Net investment income (loss)	.65%	(c)	1.48%	1.01%	.72%	1.23%	(c)	1.02%

Supplemental data
Net assets, end of period (in millions)	$137		$242	$247	$355	$370		$228

Portfolio turnover rate	80%		39%	47%	77%	4%		60%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.

386  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — S&P 500 Index Fund

							Year ended
Class 3(a)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(b)		2006
Net asset value, beginning of period	$7.51	$5.96	$9.83	$9.59	$8.85		$8.30

Income from investment operations:
Net investment income (loss)	.12	.12	.16	.15	.04		.13
Net gains (losses) (both realized and unrealized)	.98	1.43	(3.69)	.33	.77		.57

Total from investment operations	1.10	1.55	(3.53)	.48	.81		.70

Less distributions:
Dividends from net investment income	—	—	(.01)	(.17)	(.03)		(.13)
Distributions from realized gains	—	—	(.33)	(.07)	(.04)		(.02)

Total distributions	—	—	(.34)	(.24)	(.07)		(.15)

Net asset value, end of period	$8.61	$7.51	$5.96	$9.83	$9.59		$8.85

Total return	14.71%	26.00%	(37.10% )	5.01%	9.27%		8.38% (c)

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	.54%	.50%	.54%	.52%	.51%	(e)	.53%

Net expenses after expense waiver/reimbursement(f)	.53%	.50%	.51%	.50% (g)	.50%	(e)	.50%

Net investment income (loss)	1.58%	1.93%	1.79%	1.48%	1.44%	(e)	1.46%

Supplemental data
Net assets, end of period (in millions)	$216	$220	$193	$380	$392		$367

Portfolio turnover rate	22%	31%	4%	4%	2%		6%

(a)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(b)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(c)	The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)	Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  387

Financial Highlights (continued)

RiverSource VP — Short Duration U.S. Government Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.30

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.12

Total from investment operations	.19

Less distributions:
Dividends from net investment income	(.11)

Net asset value, end of period	$10.38

Total return	1.83%

Ratios to average net assets(b)
Total expenses	.63%	(c)

Net investment income (loss)	1.09%	(c)

Supplemental data
Net assets, end of period (in millions)	$734

Portfolio turnover rate(d)	323%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.30

Income from investment operations:
Net investment income (loss)	.05
Net gains (losses) (both realized and unrealized)	.11

Total from investment operations	.16

Less distributions:
Dividends from net investment income	(.10)

Net asset value, end of period	$10.36

Total return	1.59%

Ratios to average net assets(b)
Total expenses	.89%	(c)

Net investment income (loss)	.75%	(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate(d)	323%

See accompanying Notes to Financial Highlights.

388  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Short Duration U.S. Government Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$10.17	$9.95	$10.23	$10.13	$10.11		$10.21

Income from investment operations:
Net investment income (loss)	.12	.21	.32	.42	.13		.36
Net gains (losses) (both realized and unrealized)	.18	.33	(.58)	.10	.02		(.10)

Total from investment operations	.30	.54	(.26)	.52	.15		.26

Less distributions:
Dividends from net investment income	(.10)	(.32)	(.02)	(.42)	(.13)		(.36)

Net asset value, end of period	$10.37	$10.17	$9.95	$10.23	$10.13		$10.11

Total return	3.00%	5.53%	(2.64% )	5.33%	1.55%		2.61%

Ratios to average net assets(b)
Total expenses	.76%	.76%	.79%	.79%	.77%	(c)	.82%

Net investment income (loss)	1.15%	2.12%	3.19%	4.17%	3.97%	(c)	3.55%

Supplemental data
Net assets, end of period (in millions)	$418	$519	$503	$483	$457		$463

Portfolio turnover rate(d)	323%	428%	314%	213%	58%		236%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c)	Annualized.
(d)	Includes mortgage dollar rolls. If mortgage dollar rolls transactions were excluded, the portfolio turnover would have been 203%, 350% and 190% for the years ended Dec. 31, 2010, 2009 and 2008, respectively.
(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  389

Financial Highlights (continued)
Seligman VP — Growth Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$6.34

Income from investment operations:
Net investment income (loss)	.02
Net gains (losses) (both realized and unrealized)	.46

Total from investment operations	.48

Net asset value, end of period	$6.82

Total return	7.57%

Ratios to average net assets(b)
Total expenses	.83%	(c)

Net investment income (loss)	.60%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	152%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$6.34

Income from investment operations:
Net investment income (loss)	.02
Net gains (losses) (both realized and unrealized)	.45

Total from investment operations	.47

Net asset value, end of period	$6.81

Total return	7.41%

Ratios to average net assets(b)
Total expenses	1.09%	(c)

Net investment income (loss)	.50%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	152%

See accompanying Notes to Financial Highlights.

390  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Seligman VP — Growth Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$5.82	$4.25	$7.65	$7.50	$6.93		$6.61

Income from investment operations:
Net investment income (loss)	.02	.03	.10	.08	.01		.06
Net gains (losses) (both realized and unrealized)	.98	1.54	(3.48)	.15	.57		.33

Total from investment operations	1.00	1.57	(3.38)	.23	.58		.39

Less distributions:
Dividends from net investment income	—	—	(.02)	(.08)	(.01)		(.07)

Net asset value, end of period	$6.82	$5.82	$4.25	$7.65	$7.50		$6.93

Total return	17.16%	37.00%	(44.35% )	3.07%	8.27%		5.79%

Ratios to average net assets(b)
Total expenses	.93%	.80%	.75%	.89%	1.01%	(c)	.91%

Net investment income (loss)	.34%	.71%	1.36%	1.01%	.59%	(c)	1.04%

Supplemental data
Net assets, end of period (in millions)	$233	$240	$275	$627	$640		$612

Portfolio turnover rate	152%	152%	150%	116%	30%		156%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  391

Financial Highlights (continued)

Seligman VP — Larger-Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.55

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.42

Total from investment operations	.49

Net asset value, end of period	$10.04

Total return	5.13%

Ratios to average net assets(b)
Total expenses	.94%	(c)

Net investment income (loss)	1.17%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	4%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.55

Income from investment operations:
Net investment income (loss)	.05
Net gains (losses) (both realized and unrealized)	.43

Total from investment operations	.48

Net asset value, end of period	$10.03

Total return	5.03%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.26%	(c)

Net expenses after expense waiver/reimbursement(d)	1.22%	(c)

Net investment income (loss)	.77%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	4%

See accompanying Notes to Financial Highlights.

392  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Seligman VP — Larger-Cap Value Fund (continued)

								Year ended
Class 3(e)	Year ended Dec. 31,							Aug. 31,
Per share data	2010		2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$8.31		$6.59	$11.12	$12.23	$11.71		$10.99

Income from investment operations:
Net investment income (loss)	.08		.10	.21	.17	.05		.17
Net gains (losses) (both realized and unrealized)	1.63		1.62	(4.52)	(.22)	1.13		.98

Total from investment operations	1.71		1.72	(4.31)	(.05)	1.18		1.15

Less distributions:
Dividends from net investment income	—		—	(.01)	(.17)	(.05)		(.17)
Distributions from realized gains	—		—	(.21)	(.89)	(.61)		(.26)

Total distributions	—		—	(.22)	(1.06)	(.66)		(.43)

Net asset value, end of period	$10.02		$8.31	$6.59	$11.12	$12.23		$11.71

Total return	20.52%		26.12%	(39.46% )	(.46% )	10.15%		10.75%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11%	(c)	1.24%	1.28%	1.08%	1.23%	(c)	1.20%

Net expenses after expense waiver/reimbursement(d)	1.08%	(c)	1.05%	.93%	1.04%	1.05%	(c)	1.02%

Net investment income (loss)	.89%	(c)	1.40%	2.08%	1.35%	1.33%	(c)	1.55%

Supplemental data
Net assets, end of period (in millions)	$30		$15	$10	$22	$25		$21

Portfolio turnover rate	4%		16%	75%	39%	13%		49%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  393

Financial Highlights (continued)

Seligman VP — Smaller-Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.40

Income from investment operations:
Net investment income (loss)	(.04)
Net gains (losses) (both realized and unrealized)	1.16

Total from investment operations	1.12

Net asset value, end of period	$11.52

Total return	10.77%

Ratios to average net assets(b)
Total expenses	1.09%	(c)

Net investment income (loss)	(.58%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	5%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.40

Income from investment operations:
Net investment income (loss)	(.05)
Net gains (losses) (both realized and unrealized)	1.15

Total from investment operations	1.10

Net asset value, end of period	$11.50

Total return	10.58%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.36%	(c)

Net expenses after expense waiver/reimbursement(d)	1.33%	(c)

Net investment income (loss)	(.66%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	5%

See accompanying Notes to Financial Highlights.

394  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Seligman VP — Smaller-Cap Value Fund (continued)

									Year ended
Class 3(e)	Year ended Dec. 31,								Aug. 31,
Per share data	2010		2009		2008	2007	2006(f)		2006
Net asset value, beginning of period	$9.08		$6.49		$11.80	$13.03	$13.80		$15.11

Income from investment operations:
Net investment income (loss)	(.07)		(.04)		.02	.01	.01		—
Net gains (losses) (both realized and unrealized)	2.50		2.63		(4.23)	(.52)	1.11		.61

Total from investment operations	2.43		2.59		(4.21)	(.51)	1.12		.61

Less distributions:
Dividends from net investment income	—		—		—	(.02)	(.01)		—
Distributions from realized gains	—		—		(1.10)	(.70)	(1.88)		(1.92)

Total distributions	—		—		(1.10)	(.72)	(1.89)		(1.92)

Net asset value, end of period	$11.51		$9.08		$6.49	$11.80	$13.03		$13.80

Total return	26.79%		39.81%		(38.59% )	(4.19% )	8.14%		4.40%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.21%		1.09%		1.06%	1.01%	1.08%	(c)	1.06%

Net expenses after expense waiver/reimbursement(d)	1.20%		1.09%		.96%	1.01%	1.08%	(c)	1.06%

Net investment income (loss)	(.76%	)	(.56%	)	.19%	.06%	.22%	(c)	(.02% )

Supplemental data
Net assets, end of period (in millions)	$88		$79		$68	$161	$220		$218

Portfolio turnover rate	5%		6%		269%	150%	74%		132%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  395

Financial Highlights (continued)

Threadneedle VP — Emerging Markets Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$15.68

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	2.33

Total from investment operations	2.40

Less distributions:
Dividends from net investment income	(.13)

Net asset value, end of period	$17.95

Total return	15.48%

Ratios to average net assets(b)
Total expenses	1.37%	(c)

Net investment income (loss)	.71%	(c)

Supplemental data
Net assets, end of period (in millions)	$490

Portfolio turnover rate	86%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$15.68

Income from investment operations:
Net investment income (loss)	(.04)
Net gains (losses) (both realized and unrealized)	2.41

Total from investment operations	2.37

Less distributions:
Dividends from net investment income	(.13)

Net asset value, end of period	$17.92

Total return	15.24%

Ratios to average net assets(b)
Total expenses	1.56%	(c)

Net investment income (loss)	(.33%	)(c)

Supplemental data
Net assets, end of period (in millions)	$2

Portfolio turnover rate	86%

See accompanying Notes to Financial Highlights.

396  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Threadneedle VP — Emerging Markets Fund (continued)

								Year ended
Class 3(d)	Year ended Dec. 31,							Aug. 31,
Per share data	2010	2009		2008	2007	2006(e)		2006
Net asset value, beginning of period	$15.20	$8.76		$22.49	$17.35	$16.32		$13.14

Income from investment operations:
Net investment income (loss)	.11	.06		.16	.14	(.02)		.09
Net gains (losses) (both realized and unrealized)	2.85	6.42		(10.66)	6.11	3.21		3.85

Total from investment operations	2.96	6.48		(10.50)	6.25	3.19		3.94

Less distributions:
Dividends from net investment income	(.22)	(.04)		(.12)	(.11)	—		(.06)
Distributions from realized gains	—	—		(3.11)	(1.00)	(2.16)		(.70)

Total distributions	(.22)	(.04)		(3.23)	(1.11)	(2.16)		(.76)

Proceeds from regulatory settlement	—	.00	(f)	—	—	—		—

Net asset value, end of period	$17.94	$15.20		$8.76	$22.49	$17.35		$16.32

Total return	19.76%	74.08%		(53.71% )	38.11%	20.17%		30.97%

Ratios to average net assets(b)
Total expenses	1.45%	1.42%		1.61%	1.50%	1.51%	(c)	1.54%

Net investment income (loss)	.73%	.52%		1.06%	.73%	(.36%	)(c)	.68%

Supplemental data
Net assets, end of period (in millions)	$557	$912		$713	$962	$548		$427

Portfolio turnover rate	86%	145%	(g)	140%	124%	46%		146%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	Rounds to less than $0.01 per share.
(g)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on Feb. 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  397

Financial Highlights (continued)

Threadneedle VP — International Opportunity Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.67

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	1.49

Total from investment operations	1.52

Less distributions:
Dividends from net investment income	(.10)

Net asset value, end of period	$12.09

Total return	14.47%

Ratios to average net assets(b)
Total expenses	1.11%	(c)

Net investment income (loss)	.47%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	76%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.67

Income from investment operations:
Net investment income (loss)	(.09)
Net gains (losses) (both realized and unrealized)	1.59

Total from investment operations	1.50

Less distributions:
Dividends from net investment income	(.10)

Net asset value, end of period	$12.07

Total return	14.24%

Ratios to average net assets(b)
Total expenses	1.41%	(c)

Net investment income (loss)	(1.15%	)(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	76%

See accompanying Notes to Financial Highlights.

398  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Threadneedle VP — International Opportunity Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009		2008	2007	2006(e)	2006
Net asset value, beginning of period	10.77	$8.58		$14.71	$13.19	$12.24	$10.02

Income from investment operations:
Net investment income (loss)	.08	.14		.27	.13	.02	.12
Net gains (losses) (both realized and unrealized)	1.38	2.19		(6.12)	1.53	1.04	2.27

Total from investment operations	1.46	2.33		(5.85)	1.66	1.06	2.39

Less distributions:
Dividends from net investment income	(.15)	(.14)		(.28)	(.14)	(.10)	(.17)
Tax return of capital	—	—		—	—	(.01)	—

Total distributions	(.15)	(.14)		(.28)	(.14)	(.11)	(.17)

Proceeds from regulatory settlement	—	.00	(f)	—	—	—	—

Net asset value, end of period	$12.08	$10.77		$8.58	$14.71	$13.19	$12.24

Total return	13.89%	27.54%	(g)	(40.43% )	12.68%	8.72%	23.82%

Ratios to average net assets(b)
Total expenses	1.13%	1.16%		1.15%	1.01%	1.08% (c)	1.12%

Net investment income (loss)	.78%	1.57%		2.21%	.94%	.55% (c)	1.04%

Supplemental data
Net assets, end of period (in millions)	$528	$562		$535	$1,195	$1,311	$1,266

Portfolio turnover rate	76%	90%		61%	94%	20%	74%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	Rounds to less than $0.01 per share.
(g)	During the year ended Dec. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  399

Financial Highlights (continued)

VP — Davis New York Venture Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.54

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.40

Total from investment operations	.46

Net asset value, end of period	$10.00

Total return	4.82%

Ratios to average net assets(b)
Total expenses	.82%	(c)

Net investment income (loss)	.98%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,348

Portfolio turnover rate	32%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.54

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.39

Total from investment operations	.45

Net asset value, end of period	$9.99

Total return	4.72%

Ratios to average net assets(b)
Total expenses	.88%	(c)

Net investment income (loss)	1.04%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	32%

See accompanying Notes to Financial Highlights.

400  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP — Davis New York Venture Fund (continued)

								Year ended
Class 3(d)	Year ended Dec. 31,							Aug. 31,
Per share data	2010		2009	2008		2007	2006(e)	2006(f)
Net asset value, beginning of period	$8.96		$6.82	$11.20		$10.92	$10.03	$10.06

Income from investment operations:
Net investment income (loss)	.03		.05	.06		.11	.03	.02
Net gains (losses) (both realized and unrealized)	1.00		2.09	(4.35)		.30	.91	(.03)

Total from investment operations	1.03		2.14	(4.29)		.41	.94	(.01)

Less distributions:
Dividends from net investment income	—		—	(.00	)(g)	(.11)	(.02)	(.02)
Distributions from realized gains	—		—	(.09)		(.02)	(.02)	—
Tax return of capital	—		—	—		—	(.01)	—

Total distributions	—		—	(.09)		(.13)	(.05)	(.02)

Net asset value, end of period	$9.99		$8.96	$6.82		$11.20	$10.92	$10.03

Total return	11.52%		31.33%	(38.58%	)	3.84%	9.30%	(.05%	)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.05%	(c)	.94%	1.06%		.99%	1.02% (c)	1.15%	(c)

Net expenses after expense waiver/reimbursement(h)	1.05%	(c)	.94%	1.03%		.99%	1.02% (c)	1.07%	(c)

Net investment income (loss)	.35%	(c)	.64%	.81%		1.03%	.83% (c)	1.27%	(c)

Supplemental data
Net assets, end of period (in millions)	$80		$2,023	$842		$786	$397	$232

Portfolio turnover rate	32%		21%	18%		12%	3%	3%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	For the period from May 1, 2006 (when shares became available) to Aug. 31, 2006.
(g)	Rounds to less than $0.01 per share.
(h)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  401

Financial Highlights (continued)

VP — Goldman Sachs Mid Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.44

Income from investment operations:
Net investment income (loss)	.06
Net gains (losses) (both realized and unrealized)	.68

Total from investment operations	.74

Net asset value, end of period	$11.18

Total return	7.09%

Ratios to average net assets(b)
Total expenses	.92%	(c)

Net investment income (loss)	.92%	(c)

Supplemental data
Net assets, end of period (in millions)	$887

Portfolio turnover rate	85%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.44

Income from investment operations:
Net investment income (loss)	.07
Net gains (losses) (both realized and unrealized)	.66

Total from investment operations	.73

Net asset value, end of period	$11.17

Total return	6.99%

Ratios to average net assets(b)
Total expenses	1.19%	(c)

Net investment income (loss)	.98%	(c)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	85%

See accompanying Notes to Financial Highlights.

402  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP — Goldman Sachs Mid Cap Value Fund (continued)

							Year ended
Class 3(d)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(e)		2006
Net asset value, beginning of period	$9.17	$6.72	$10.69	$11.37	$11.72		$11.45

Income from investment operations:
Net investment income (loss)	.06	.10	.16	.11	.04		.25
Net gains (losses) (both realized and unrealized)	1.95	2.35	(4.05)	.59	.79		.44

Total from investment operations	2.01	2.45	(3.89)	.70	.83		.69

Less distributions:
Dividends from net investment income	—	—	—	(.13)	(.03)		(.25)
Distributions from realized gains	—	—	(.08)	(1.25)	(1.15)		(.17)

Total distributions	—	—	(.08)	(1.38)	(1.18)		(.42)

Net asset value, end of period	$11.18	$9.17	$6.72	$10.69	$11.37		$11.72

Total return	21.87%	36.47%	(36.58% )	6.03%	7.13%		6.17%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.14%	1.56%	4.35%	2.09%	1.22%	(c)	1.19%

Net expenses after expense waiver/reimbursement(f)	1.05%	1.17%	1.14%	1.05%	1.09%	(c)	1.08%

Net investment income (loss)	.64%	1.36%	1.57%	.88%	.95%	(c)	2.19%

Supplemental data
Net assets, end of period (in millions)	$16	$14	$12	$27	$28		$27

Portfolio turnover rate	85%	99%	96%	93%	112%		35%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  403

Financial Highlights (continued)

VP — Partners Small Cap Value Fund

	Year ended
Class 1	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$14.34

Income from investment operations:
Net investment income (loss)	.05
Net gains (losses) (both realized and unrealized)	.89

Total from investment operations	.94

Net asset value, end of period	$15.28

Total return	6.56%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11%	(c)

Net expenses after expense waiver/reimbursement(d)	1.09%	(c)

Net investment income (loss)	.56%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,169

Portfolio turnover rate	57%

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$14.34

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	.88

Total from investment operations	.91

Net asset value, end of period	$15.25

Total return	6.35%

Ratios to average net assets(b)
Total expenses	1.31%	(c)

Net investment income (loss)	.33%	(c)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	57%

See accompanying Notes to Financial Highlights.

404  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

VP — Partners Small Cap Value Fund (continued)

							Year ended
Class 3(e)	Year ended Dec. 31,						Aug. 31,
Per share data	2010	2009	2008	2007	2006(f)		2006
Net asset value, beginning of period	$12.26	$8.98	$13.63	$14.89	$15.06		$14.46

Income from investment operations:
Net investment income (loss)	.02	.04	.08	.11	.02		.06
Net gains (losses) (both realized and unrealized)	2.98	3.24	(4.26)	(.81)	1.46		1.61

Total from investment operations	3.00	3.28	(4.18)	(.70)	1.48		1.67

Less distributions:
Dividends from net investment income	—	—	(.01)	(.12)	(.02)		(.06)
Distributions from realized gains	—	—	(.46)	(.44)	(1.63)		(1.01)

Total distributions	—	—	(.47)	(.56)	(1.65)		(1.07)

Net asset value, end of period	$15.26	$12.26	$8.98	$13.63	$14.89		$15.06

Total return	24.43%	36.55%	(31.57% )	(4.90% )	9.99%		12.28%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.22%	1.27%	1.27%	1.28%	1.32%	(c)	1.28%

Net expenses after expense waiver/reimbursement(d)	1.22%	1.26%	1.22%	1.23%	1.26%	(c)	1.24%

Net investment income (loss)	.14%	.43%	.84%	.73%	.48%	(c)	.41%

Supplemental data
Net assets, end of period (in millions)	$284	$1,322	$916	$1,024	$619		$549

Portfolio turnover rate	57%	58%	76%	58%	23%		102%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (when shares became available) to Dec. 31, 2010.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f)	For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund’s fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  405

Notes to Financial Statements

1.	ORGANIZATION

RiverSource Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): RiverSource Variable Portfolio (VP) — Balanced Fund; RiverSource VP — Cash Management Fund; RiverSource VP — Diversified Bond Fund; RiverSource VP — Diversified Equity Income Fund; RiverSource VP — Dynamic Equity Fund; RiverSource VP — Global Bond Fund; RiverSource VP — Global Inflation Protected Securities Fund; RiverSource VP — High Yield Bond Fund; RiverSource VP — Income Opportunities Fund; RiverSource VP — Mid Cap Growth Fund; RiverSource VP — Mid Cap Value Fund; RiverSource VP — S&P 500 Index Fund; RiverSource VP — Short Duration U.S. Government Fund; Seligman VP — Growth Fund; Seligman VP — Larger-Cap Value Fund; Seligman VP — Smaller-Cap Value Fund; Threadneedle VP — Emerging Markets Fund; Threadneedle VP — International Opportunity Fund; VP — Davis New York Venture Fund; VP — Goldman Sachs Mid Cap Value Fund; and VP — Partners Small Cap Value Fund. Each Fund has unlimited authorized shares of beneficial interest (without par value). References to shares and shareholders within these financial statements refer to both shares and partners’ interests as well as shareholders and partners, respectively.

Each Fund, other than RiverSource VP — Global Bond Fund and RiverSource VP — Global Inflation Protected Securities Fund, currently operates as a diversified Fund. RiverSource VP — Global Bond Fund and RiverSource VP — Global Inflation Protected Securities Fund are non-diversified funds.

Each Fund except RiverSource VP — Balanced Fund and RiverSource VP — S&P 500 Index Fund offers Class 1 shares and Class 2 shares effective May 3, 2010, and Class 3 shares (prior to April 30, 2010 known as an unnamed class of shares) (each of RiverSource VP — Balanced Fund and RiverSource VP — S&P 500 Index Fund offers Class 3 shares) to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds.

At Dec. 31, 2010, Columbia Management Investment Advisers, LLC (the Investment Manager) and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund except RiverSource VP — Balanced Fund and RiverSource VP — S&P 500 Index Fund. At Dec. 31, 2010, the Investment Manager and/or affiliates owned 100% of Class 3 shares of RiverSource VP — Balanced Fund and RiverSource VP — S&P 500 Index Fund.

The Investment Manager and/or affiliates owned outstanding shares of the Funds. Purchase and redemption activity of the accounts may have a significant effect on the operations of the Funds. At Dec. 31, 2010, these approximate amounts were as follows:

Fund	Percentage
RiverSource VP — Cash Management Fund	25%
RiverSource VP — Diversified Bond Fund	56
RiverSource VP — Diversified Equity Income Fund	50
RiverSource VP — Global Bond Fund	68
RiverSource VP — Global Inflation Protected Securities Fund	87
RiverSource VP — Income Opportunities Fund	77
RiverSource VP — Mid Cap Value Fund	84
RiverSource VP — Short Duration U.S. Government Fund	64
Threadneedle VP — Emerging Markets Fund	47
VP — Davis New York Venture Fund	94
VP — Goldman Sachs Mid Cap Value Fund	98
VP — Partners Small Cap Value Fund	80

All classes of shares have identical voting, dividend and liquidation rights. Each class has separate class specific expenses. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

406  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by each Fund’s Board of Trustees (the Board) generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Short-term securities in all Funds, except RiverSource VP — Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Investments in money market funds are valued at net asset value. Pursuant to Rule 2a-7 of the 1940 Act, securities in RiverSource VP — Cash Management Fund are valued daily at amortized cost, which approximates market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Dec. 31, 2010, foreign currency holdings were as follows:

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  407

Notes to Financial Statements (continued)

RiverSource VP — Balanced Fund holdings were entirely comprised of Brazilian reais and Mexican pesos.
RiverSource VP — Diversified Bond Fund holdings were entirely comprised of Brazilian reais and Mexican pesos.
RiverSource VP — Dynamic Equity Fund holdings were entirely comprised of Swiss francs.
RiverSource VP — Global Bond Fund consisted of multiple denominations.
RiverSource VP — Global Inflation Protected Securities Fund consisted of multiple denominations.
Threadneedle VP — Emerging Markets Fund consisted of multiple denominations, primarily Brazilian reais and Taiwan dollars.
Threadneedle VP — International Opportunity Fund consisted of multiple denominations, primarily Brazilian reais and British pounds.

Repurchase agreements
The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Illiquid securities
At Dec. 31, 2010, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets except RiverSource VP — Cash Management Fund, which limits investments in securities that are illiquid to 5% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2010 was as follows:

		Percentage
Fund	Value	of net assets
RiverSource VP — Balanced Fund	$813,215	0.08%
RiverSource VP — Diversified Bond Fund	1,508,144	0.04
RiverSource VP — High Yield Bond Fund	4,231,959	0.62
RiverSource VP — Income Opportunities Fund	860,335	0.08
Seligman VP — Larger-Cap Value Fund	2	0.00
VP — Davis New York Venture Fund	1,803,640	0.13
VP — Partners Small Cap Value Fund	6,811,612	0.47

Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% (5% for RiverSource VP — Cash Management Fund) limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by each Fund.

Investments in loans
The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Funds’ net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Dec. 31, 2010, the outstanding when-issued securities and other forward-commitments for the Funds were as follows:

	When-issued	Other
Fund	securities	forward-commitments
RiverSource VP — Balanced Fund	$62,267,650	$—
RiverSource VP — Diversified Bond Fund	560,306,491	—
RiverSource VP — Global Bond	—	5,544,606
RiverSource VP — Short Duration U.S. Government Fund	54,083,863	—

408  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the Funds to “roll over” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Funds’ right to repurchase or sell securities may be limited. RiverSource VP — Balanced Fund, RiverSource VP — Diversified Bond Fund and RiverSource VP — Short Duration U.S. Government Fund entered into mortgage dollar roll transactions during the year ended Dec. 31, 2010.

Forward sale commitments
Certain Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of securities” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

Guarantees and indemnifications
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
For federal income tax purposes, each Fund is treated as a separate entity.

RiverSource VP — Balanced Fund, RiverSource VP — Diversified Equity Income Fund, RiverSource VP — Dynamic Equity Fund, RiverSource VP — Mid Cap Growth Fund, RiverSource VP — Mid Cap Value Fund, RiverSource VP — S&P 500 Index Fund, Seligman VP — Growth Fund, Seligman VP — Larger-Cap Value Fund, Seligman VP — Smaller-Cap Value Fund, VP — Davis New York Venture Fund, VP — Goldman Sachs Mid Cap Value Fund and VP — Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each of these Funds’ net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

RiverSource VP — Cash Management Fund, RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund, RiverSource VP — High Yield Bond Fund, RiverSource VP — Income Opportunities Fund, RiverSource VP — Short Duration U.S. Government Fund, Threadneedle VP — Emerging Markets Fund and Threadneedle VP — International Opportunity Fund are each treated as a separate regulated investment company for federal income tax purposes. Each of these Funds’ policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies (RICs) and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  409

Notes to Financial Statements (continued)

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. Each Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed quarterly, when available, for RiverSource VP — Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP — Global Bond Fund, Threadneedle VP — Emerging Markets Fund and Threadneedle VP — International Opportunity Fund. Dividends from net investment income are declared and distributed annually, when available, for RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund, RiverSource VP — High Yield Bond Fund, RiverSource VP — Income Opportunities Fund and RiverSource VP — Short Duration U.S. Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Funds invest in certain derivative instruments as detailed below to meet their investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Funds to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Currency Contracts	Funds
Settlement of purchases and sales of securities	RiverSource VP — Balanced Fund, RiverSource VP — Diversified Bond Fund, RiverSource VP — Diversified Equity Income Fund, RiverSource VP — Dynamic Equity Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund

Hedge the currency exposure associated with some or all of the Fund’s securities	RiverSource VP — Balanced Fund, RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund, Threadneedle VP — Emerging Markets Fund, Threadneedle VP — International Opportunity Fund

410  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Forward Currency Contracts	Funds
Shift foreign currency exposure back to U.S. dollars	RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund

Shift investment exposure from one currency to another	RiverSource VP — Balanced Fund, RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund

Shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio	RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund

Create a foreign currency exposure	RiverSource VP — Diversified Bond Fund

To gain exposure to currencies where either the underlying bond market is unattractive or where foreign investors cannot easily invest in local fixed income securities	RiverSource VP — Global Bond Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Funds will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statements of Assets and Liabilities.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts traded on U.S. and foreign exchanges as detailed below:

Futures Contracts	Funds
Produce incremental earnings	RiverSource VP — Balanced Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund

Manage the duration and yield curve exposure of the Fund versus the benchmark	RiverSource VP — Balanced Fund, RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource VP — Global Inflation Protected Securities Fund, RiverSource VP — Short Duration U.S. Government Fund

Manage exposure to movements in interest rates	RiverSource VP — Balanced Fund, RiverSource VP — Diversified Bond Fund, RiverSource VP — Global Bond Fund, RiverSource Global Inflation Protected Securities Fund, RiverSource VP — Short Duration U.S. Government Fund

Equitize cash to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	RiverSource VP — Dynamic Equity Fund, RiverSource VP — S&P 500 Index Fund

Implement cross market strategies efficiently (i.e., a sale of U.S. 10 yr futures versus a purchase of German 10 yr futures to position for expected changes in the spread between U.S. and German Yields)	RiverSource VP — Global Bond Fund

Upon entering into futures contracts, the Funds bear risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Funds pledge cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  411

Notes to Financial Statements (continued)

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Certain Funds bought and wrote options traded on U.S. and foreign exchanges or in the over-the-counter (OTC) markets as detailed below:

Options	Funds
Decrease the Fund’s exposure to equity risk and to increase return on investments	RiverSource VP — Mid Cap Growth Fund

Produce incremental earnings	RiverSource VP — Balanced Fund, RiverSource VP — Global Inflation Protected Securities Fund

Manage the duration and yield curve exposure of the Fund versus the benchmark	RiverSource VP — Balanced Fund, RiverSource VP — Global Inflation Protected Securities Fund

Manage exposure to movements in interest rates	RiverSource VP — Balanced Fund, RiverSource VP — Global Inflation Protected Securities Fund

Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The Funds’ maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Funds could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any. Tables are presented only for those funds which had derivatives outstanding at Dec. 31, 2010, or which had derivatives transactions during the year ended Dec. 31, 2010.

RiverSource VP — Balanced Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Interest rate contracts	Net assets — unrealized appreciation on investments	$374,512	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

412  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$(11,436)	$—	$—	$(11,436)

Interest rate contracts	—	(2,488,889)	(15,971)	$(2,504,860)

Total	$(11,436)	$(2,488,889)	$(15,971)	$(2,516,296)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$—	$—	$—	$—

Interest rate contracts	—	971,700	—	$971,700

Total	$—	$971,700	$—	$971,700

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $399,000 for the year ended Dec. 31, 2010.

Futures
The gross notional amount of long and short contracts outstanding was approximately $5.1 million and $44.7 million, respectively, at Dec. 31, 2010. The monthly average gross notional amounts for long and short contracts was $10.5 million and $52.3 million, respectively, for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Options
At Dec. 31, 2010, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $4.0 million for the year ended Dec. 31, 2010.

RiverSource VP — Diversified Bond Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
Risk exposure category	and Liabilities location	Fair value	and Liabilities location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,005,267	Unrealized depreciation on forward foreign currency exchange contracts	$2,387,571

Interest rate contracts	N/A	N/A	Net assets — unrealized depreciation on investments	(2,542,354	)*

Total		$2,005,267		$(154,783)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  413

Notes to Financial Statements (continued)

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$5,797,939	$—	$—	$5,797,939

Interest rate contracts	—	(22,088,192)	1,440,028	$(20,648,164)

Total	$5,797,939	$(22,088,192)	$1,440,028	$(14,850,225)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$(1,367,002)	$—	$—	$(1,367,002)

Interest rate contracts	—	(826,797)	(45,366)	$(872,163)

Total	$(1,367,002)	$(826,797)	$(45,366)	$(2,239,165)

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $155.2 million at Dec. 31, 2010. The monthly average gross notional amount for these contracts was $179.7 million for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Futures
The gross notional amount of long and short contracts outstanding was approximately $233.8 million and $231.7 million, respectively, at Dec. 31, 2010. The monthly average gross notional amounts for long and short contracts was $228.8 million and $498.0 million, respectively, for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Options
At Dec. 31, 2010, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $126.0 million for the year ended Dec. 31, 2010.

RiverSource VP — Diversified Equity Income Fund

Fair values of derivative instruments at Dec. 31, 2010
At Dec. 31, 2010, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$3,846

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$—

414  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $100,000 for the year ended Dec. 31, 2010.

RiverSource VP — Dynamic Equity Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on investments	$264,643	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Equity contracts	$—	$2,171,093	$2,171,093

Foreign exchange contracts	(605)	—	$(605)

Total	$(605)	$2,171,093	$2,170,488

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Equity contracts	$—	$320,558	$320,558

Foreign exchange contracts	—	—	$—

Total	$—	$320,558	$320,558

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $40,000 for the year ended Dec. 31, 2010.

Futures
The gross notional amount of long contracts outstanding was approximately $9.7 million at Dec. 31, 2010. The monthly average gross notional amounts for long contracts was $16.4 million for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  415

Notes to Financial Statements (continued)

RiverSource VP — Global Bond Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk exposure category	and Liabilities location	Fair value		and Liabilities location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,629,175		Unrealized depreciation on forward foreign currency exchange contracts	$1,790,484

Interest rate contracts	Net assets — unrealized appreciation on investments	857,927	*	N/A	N/A

Total		$3,487,102			$1,790,484

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Foreign exchange contracts	$6,565,146	$—	$6,565,146

Interest rate contracts	—	(2,434,416)	$(2,434,416)

Total	$6,565,146	$(2,434,416)	$4,130,730

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Foreign exchange contracts	$4,935,573	$—	$4,935,573

Interest rate contracts	—	1,493,443	$1,493,443

Total	$4,935,573	$1,493,443	$6,429,016

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $175.7 million at Dec. 31, 2010. The monthly average gross notional amount for these contracts was $160.7 million for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Futures
The gross notional amount of long and short contracts outstanding was approximately $54.9 million and $55.5 million, respectively, at Dec. 31, 2010. The monthly average gross notional amounts for long and short contracts was $46.2 million and $60.4 million, respectively, for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

416  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource VP — Global Inflation Protected Securities Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
Risk exposure category	and Liabilities location	Fair value	and Liabilities location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,235,608	Unrealized depreciation on forward foreign currency exchange contracts	$8,472,855

Interest rate contracts	N/A	N/A	Net assets — unrealized depreciation on investments	1,748,025	*

Total		$9,235,608		$10,220,880

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$65,597,518	$—	$—	$65,597,518

Interest rate contracts	—	(11,715,345)	655,174	$(11,060,171)

Total	$65,597,518	$(11,715,345)	$655,174	$54,537,347

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Options	Total
Foreign exchange contracts	$(28,185,298)	$—	$—	$(28,185,298)

Interest rate contracts	—	648,277	—	$648,277

Total	$(28,185,298)	$648,277	$—	$(27,537,021)

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $1.2 billion at Dec. 31, 2010. The monthly average gross notional amount for these contracts was $1.1 billion for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Futures
The gross notional amount of long and short contracts outstanding was approximately $208.8 million and $111.0 million, respectively, at Dec. 31, 2010. The monthly average gross notional amounts for long and short contracts was $163.5 million and $316.8 million, respectively, for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Options
At Dec. 31, 2010, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $14.6 million for the year ended Dec. 31, 2010.

RiverSource VP — Mid Cap Growth Fund

Fair values of derivative instruments at Dec. 31, 2010
At Dec. 31, 2010, the Fund had no outstanding derivatives.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  417

Notes to Financial Statements (continued)

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options
Equity contracts	$2,483,922

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options
Equity contracts	$—

Options
At Dec. 31, 2010, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $2 million for the year ended Dec. 31, 2010.

RiverSource VP — S&P 500 Index Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on investments	$13,722	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$289,653

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$12,270

Volume of derivative activity
Futures
The gross notional amount of long contracts outstanding was approximately $2.5 million at Dec. 31, 2010. The monthly average gross notional amounts for long contracts was $1.6 million for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

RiverSource VP — Short Duration U.S. Government Fund

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Interest rate contracts	Net assets — unrealized appreciation on investments	$1,617,330	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(2,853,358)

418  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$2,511,150

Volume of derivative activity
Futures
The gross notional amount of short contracts outstanding was approximately $164.0 million at Dec. 31, 2010. The monthly average gross notional amounts for long and short contracts was $63.6 million and $63.0 million, respectively, for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

Threadneedle VP — Emerging Markets Fund

Fair values of derivative instruments at Dec. 31, 2010
At Dec. 31, 2010, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$165,589

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$—

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $931,000 for the year ended Dec. 31, 2010.

Threadneedle VP — International Opportunity Fund

Fair values of derivative instruments at Dec. 31, 2010
At Dec. 31, 2010, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$130,871

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$—

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  419

Notes to Financial Statements (continued)

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The monthly average gross notional amount for these contracts was $11,000 for the year ended Dec. 31, 2010.

4.	EXPENSES

Investment management services fees
The Funds, except those Fund which have a Subadvisory agreement, have an Investment Management Services Agreement (IMSA) with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The Funds which have a Subadvisory agreement have an IMSA with the Investment Manager where the Investment Manager is responsible for the management of the Funds. Day-to-day portfolio management of the Funds is provided by the Funds’ subadvisors. See Subadvisory agreements below. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The annual percentage range for each Fund is as follows:

Fund	Percentage range
RiverSource VP — Balanced Fund	0.530% to 0.350%
RiverSource VP — Cash Management Fund	0.330% to 0.150%
RiverSource VP — Diversified Bond Fund	0.480% to 0.290%
RiverSource VP — Diversified Equity Income Fund	0.600% to 0.375%
RiverSource VP — Dynamic Equity Fund	0.600% to 0.375%
RiverSource VP — Global Bond Fund	0.720% to 0.520%
RiverSource VP — Global Inflation Protected Securities Fund	0.440% to 0.250%
RiverSource VP — High Yield Bond Fund	0.590% to 0.360%
RiverSource VP — Income Opportunities Fund	0.610% to 0.380%
RiverSource VP — Mid Cap Growth Fund	0.700% to 0.475%
RiverSource VP — Mid Cap Value Fund	0.700% to 0.475%
RiverSource VP — S&P 500 Index Fund	0.220% to 0.120%
RiverSource VP — Short Duration U.S. Government Fund	0.480% to 0.250%
Seligman VP — Growth Fund	0.600% to 0.375%
Seligman VP — Larger-Cap Value Fund	0.600% to 0.375%
Seligman VP — Smaller-Cap Value Fund	0.790% to 0.665%
Threadneedle VP — Emerging Markets Fund	1.100% to 0.900%
Threadneedle VP — International Opportunity Fund	0.800% to 0.570%
VP — Davis New York Venture Fund	0.730% to 0.600%
VP — Goldman Sachs Mid Cap Value Fund	0.780% to 0.650%
VP — Partners Small Cap Value Fund	0.970% to 0.870%

For the following Funds, the fee may be adjusted upward or downward by a performance incentive adjustment (PIA) with a maximum adjustment of 0.08% for RiverSource VP — Balanced Fund and 0.12% for each remaining Fund. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of each Fund and the annualized performance of the stated index, up to the maximum percentage of each Fund’s average daily net assets. In certain circumstances, the Board may approve a change in the index. If

420  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the year ended Dec. 31, 2010, was as follows:

		Increase
Fund	Index name	(decrease)
RiverSource VP — Balanced Fund	Lipper Balanced Funds Index	$46,027
RiverSource VP — Diversified Equity Income Fund	Lipper Equity Income Funds Index	2,040,586
RiverSource VP — Dynamic Equity Fund	Lipper Large-Cap Core Funds Index	830,893
RiverSource VP — Mid Cap Growth Fund	Lipper Mid-Cap Growth Funds Index	(9,016)
RiverSource VP — Mid Cap Value Fund	Lipper Mid-Cap Value Funds Index	36,249
Seligman VP — Growth Fund	Lipper Large-Cap Growth Funds Index	60,507
Seligman VP — Larger-Cap Value Fund	Lipper Large-Cap Value Funds Index	13,034
Seligman VP — Smaller-Cap Value Fund	Lipper Small-Cap Core Funds Index	65,850
Threadneedle VP — Emerging Markets Fund	Lipper Emerging Markets Funds Index	(87,618)
Threadneedle VP — International Opportunity Fund	Lipper International Large-Cap Core Funds Index	97,459
VP — Davis New York Venture Fund	Lipper Large-Cap Core Funds Index	588,447
VP — Goldman Sachs Mid Cap Value Fund	Lipper Mid-Cap Value Funds Index	42,808
VP — Partners Small Cap Value Fund	Lipper Small-Cap Value Funds Index	300,422

The management fee for the year ended Dec. 31, 2010, including the adjustment under the terms of the PIA, if any, is the following percentage of each Fund’s average daily net assets:

Fund	Percentage
RiverSource VP — Balanced Fund	0.54%
RiverSource VP — Cash Management Fund	0.33%
RiverSource VP — Diversified Bond Fund	0.44%
RiverSource VP — Diversified Equity Income Fund	0.63%
RiverSource VP — Dynamic Equity Fund	0.66%
RiverSource VP — Global Bond Fund	0.66%
RiverSource VP — Global Inflation Protected Securities Fund	0.42%
RiverSource VP — High Yield Bond Fund	0.59%
RiverSource VP — Income Opportunities Fund	0.60%
RiverSource VP — Mid Cap Growth Fund	0.70%
RiverSource VP — Mid Cap Value Fund	0.71%
RiverSource VP — S&P 500 Index Fund	0.22%
RiverSource VP — Short Duration U.S. Government Fund	0.48%
Seligman VP — Growth Fund	0.63%
Seligman VP — Larger-Cap Value Fund	0.66%
Seligman VP — Smaller-Cap Value Fund	0.87%
Threadneedle VP — Emerging Markets Fund	1.06%
Threadneedle VP — International Opportunity Fund	0.81%
VP — Davis New York Venture Fund	0.74%
VP — Goldman Sachs Mid Cap Value Fund	0.79%
VP — Partners Small Cap Value Fund	0.94%

In September 2010, the Funds’ Board approved changes to the IMSA in connection with various initiatives to achieve consistent investment management service and fee structures across all funds in the Columbia Fund Family. Certain of these changes, including management fee rate increases and the elimination of the PIA, required shareholder approval, which was

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  421

Notes to Financial Statements (continued)

received on Feb. 15, 2011. The following changes to the Funds’ management fee structures are expected to be implemented before the end of the second quarter of 2011:

	Management Fee	Management Fee	PIA
Fund	Rate Increase	Rate Decrease	Elimination
RiverSource VP — Balanced Fund	The rate will decline from 0.66% to 0.49% as the Fund’s net assets increase.		X

RiverSource VP — Cash Management Fund	N/A	N/A	N/A

RiverSource VP — Diversified Bond Fund	The rate will decline from 0.43% to 0.30% as the Fund’s net assets increase.		N/A

RiverSource VP — Diversified Equity Income Fund	The rate will decline from 0.66% to 0.49% as the Fund’s net assets increase.		X

RiverSource VP — Dynamic Equity Fund	The rate will decline from 0.71% to 0.54% as the Fund’s net assets increase.		X

RiverSource VP — Global Bond Fund		The rate will decline from 0.57% to 0.47% as the Fund’s net assets increase.	N/A

RiverSource VP — Global Inflation Protected Securities Fund	N/A	N/A	N/A

RiverSource VP — High Yield Bond Fund		The rate will decline from 0.59% to 0.36% as the Fund’s net assets increase.	N/A

RiverSource VP — Income Opportunities Fund		The rate will decline from 0.59% to 0.36% as the Fund’s net assets increase.	N/A

RiverSource VP — Mid Cap Growth Fund	The rate will decline from 0.76% to 0.62% as the Fund’s net assets increase.		X*

RiverSource VP — Mid Cap Value Fund	The rate will decline from 0.76% to 0.62% as the Fund’s net assets increase.		X

RiverSource VP — S&P 500 Index Fund		0.10%	N/A

RiverSource VP — Short Duration U.S. Government Mortgage Fund		The rate will decline from 0.36% to 0.24% as the Fund’s net assets increase.	N/A

Seligman VP — Growth Fund	The rate will decline from 0.71% to 0.54% as the Fund’s net assets increase.		X

Seligman VP — Larger-Cap Value Fund	The rate will decline from 0.71% to 0.54% as the Fund’s net assets increase.		X

Seligman VP — Smaller-Cap Value Fund	The rate will decline from 0.79% to 0.70% as the Fund’s net assets increase.		X

422  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Management Fee	Management Fee	PIA
Fund	Rate Increase	Rate Decrease	Elimination
Threadneedle VP — Emerging Markets Fund	N/A	N/A	X

Threadneedle VP — International Opportunity Fund		The rate will decline from 0.80% to 0.57% as the Fund’s net assets increase.	X

VP — Davis New York Venture Fund	N/A	N/A	X*

VP — Goldman Sachs Mid Cap Value Fund	N/A	N/A	X

VP — Partners Small Cap Value Fund	N/A	N/A	X

*	Effective Oct. 1, 2010, the Investment Manager agreed that for a transitional period of 6 months (which is equal to half of the Fund’s rolling performance fee calculation period), the Fund will compensate the Investment Manager at the lower of: (i) the management fee calculated and capped at the rate calculated under the current IMSA prior to any PIA, or (ii) the fee calculated under the current IMSA including any applicable downward adjustment under the terms of the PIA, regardless of whether the proposal to amend the IMSA to eliminate the PIA (the IMSA Proposal) is ultimately approved by the respective Fund shareholders.

Subadvisory agreements
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of Threadneedle VP — Emerging Markets Fund and Threadneedle VP — International Opportunity Fund.

The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. to subadvise the assets of VP — Davis New York Venture Fund.

The Investment Manager has a Subadvisory Agreement with Goldman Sachs Asset Management, Inc. to subadvise the assets of VP — Goldman Sachs Mid Cap Value Fund. Prior to Feb. 22, 2010, the Investment Manager had Subadvisory Agreements with Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P., each of which subadvised a portion of the assets of the Fund.

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Denver Investment Advisors LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of VP — Partners Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager contracts with and compensates each subadviser to manage the investment of the respective Funds’ assets.

Administrative services fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  423

Notes to Financial Statements (continued)

increase. The percentage range for each Fund and the percentage of each Fund’s average daily net assets for the year ended Dec. 31, 2010, were as follows:

Fund	Percentage range	Percentage
RiverSource VP — Balanced Fund	0.060% to 0.030%	0.06%
RiverSource VP — Cash Management Fund	0.060% to 0.030%	0.06%
RiverSource VP — Diversified Bond Fund	0.070% to 0.040%	0.06%
RiverSource VP — Diversified Equity Income Fund	0.060% to 0.030%	0.05%
RiverSource VP — Dynamic Equity Fund	0.060% to 0.030%	0.06%
RiverSource VP — Global Bond Fund	0.080% to 0.050%	0.08%
RiverSource VP — Global Inflation Protected Securities Fund	0.070% to 0.040%	0.06%
RiverSource VP — High Yield Bond Fund	0.070% to 0.040%	0.07%
RiverSource VP — Income Opportunities Fund	0.070% to 0.040%	0.07%
RiverSource VP — Mid Cap Growth Fund	0.060% to 0.030%	0.06%
RiverSource VP — Mid Cap Value Fund	0.060% to 0.030%	0.06%
RiverSource VP — S&P 500 Index Fund	0.060% to 0.030%	0.06%
RiverSource VP — Short Duration U.S. Government Fund	0.070% to 0.040%	0.07%
Seligman VP — Growth Fund	0.060% to 0.030%	0.06%
Seligman VP — Larger-Cap Value Fund	0.060% to 0.030%	0.06%
Seligman VP — Smaller-Cap Value Fund	0.080% to 0.050%	0.08%
Threadneedle VP — Emerging Markets Fund	0.080% to 0.050%	0.08%
Threadneedle VP — International Opportunity Fund	0.080% to 0.050%	0.08%
VP — Davis New York Venture Fund	0.060% to 0.030%	0.05%
VP — Goldman Sachs Mid Cap Value Fund	0.060% to 0.030%	0.06%
VP — Partners Small Cap Value Fund	0.080% to 0.050%	0.08%

Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended Dec. 31, 2010, other expenses paid to this company were as follows:

Fund	Amount
RiverSource VP — Balanced Fund	$1,281
RiverSource VP — Cash Management Fund	1,372
RiverSource VP — Diversified Bond Fund	7,060
RiverSource VP — Diversified Equity Income Fund	3,996
RiverSource VP — Dynamic Equity Fund	1,623
RiverSource VP — Global Bond Fund	2,351
RiverSource VP — Global Inflation Protected Securities Fund	3,342
RiverSource VP — High Yield Bond Fund	1,007
RiverSource VP — Income Opportunities Fund	2,131
RiverSource VP — Mid Cap Growth Fund	438
RiverSource VP — Mid Cap Value Fund	605
RiverSource VP — S&P 500 Index Fund	257
RiverSource VP — Short Duration U.S. Government Fund	1,118
Seligman VP — Growth Fund	277
Seligman VP — Larger-Cap Value Fund	22
Seligman VP — Smaller-Cap Value Fund	92
Threadneedle VP — Emerging Markets Fund	999
Threadneedle VP — International Opportunity Fund	642
VP — Davis New York Venture Fund	2,028
VP — Goldman Sachs Mid Cap Value Fund	528
VP — Partners Small Cap Value Fund	1,563

424  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer agency fees
The Funds have a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (the Transfer Agent). The fee for each Fund under this agreement is an annual rate of 0.06% of each Fund’s average daily net assets.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

Distribution fees
The Funds have an agreement with the Distributor for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares and a fee at an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the year ended Dec. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fee and expenses of acquired funds*), including any applicable adjustments under the terms of a performance incentive arrangement, were as follows:

Fund	Class 1	Class 2	Class 3
RiverSource VP — Global Bond Fund	0.85%	1.10%	N/A
RiverSource VP — S&P 500 Index Fund	N/A	N/A	0.53%
Seligman VP — Larger-Cap Value Fund	N/A	1.22	1.08
Seligman VP — Smaller-Cap Value Fund	N/A	1.33	1.20
VP — Davis New York Venture Fund	N/A	N/A	1.05
VP — Goldman Sachs Mid Cap Value Fund	N/A	N/A	1.05
VP — Partners Small Cap Value Fund	1.09	N/A	1.22

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Fund	Class 1	Class 2	Class 3
RiverSource VP — Global Bond Fund	$45,774	$42	—
Seligman VP — Larger-Cap Value Fund	—	12	—
Seligman VP — Smaller-Cap Value Fund	—	7	—
VP — Partners Small Cap Value Fund	128,107	—	—

The management fees and other Fund level expenses waived/reimbursed at the Fund level were as follows:

Fund	Amount
RiverSource VP — S&P 500 Index Fund	$29,508
Seligman VP — Larger-Cap Value Fund	6,416
Seligman VP — Smaller-Cap Value Fund	938
VP — Davis New York Venture Fund	6,926
VP — Goldman Sachs Mid Cap Value Fund	13,186
VP — Partners Small Cap Value Fund	7,066

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*),

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  425

Notes to Financial Statements (continued)

before giving effect to any performance incentive adjustment, would not exceed the following percentage of Class 3 average daily net assets:

Fund	Class 3
RiverSource VP — Global Bond Fund	0.96%
RiverSource VP — Global Inflation Protected Securities Fund	0.74
RiverSource VP — Mid Cap Growth Fund	1.00
RiverSource VP — S&P 500 Index Fund	0.53
Seligman VP — Larger-Cap Value Fund	1.04
Seligman VP — Smaller-Cap Value Fund	1.12
VP — Davis New York Venture Fund	0.99
VP — Goldman Sachs Mid Cap Value Fund	1.14
VP — Partners Small Cap Value Fund	1.20

Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any applicable performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Fund	Class 1	Class 2	Class 3
RiverSource VP — Global Bond Fund	0.845%	1.095%	0.97%
RiverSource VP — Global Inflation Protected Securities Fund	0.635	0.885	0.76
RiverSource VP — Mid Cap Growth Fund	0.955	1.205	1.08
RiverSource VP — S&P 500 Index Fund	N/A	N/A	0.53
Seligman VP — Larger-Cap Value Fund	0.925	1.175	1.05
Seligman VP — Smaller-Cap Value Fund	1.025	1.275	1.15
Threadneedle VP — Emerging Markets Fund	1.405	1.655	1.53
VP — Davis New York Venture Fund	0.865	1.115	0.99
VP — Goldman Sachs Mid Cap Value Fund	1.075	1.325	1.20
VP — Partners Small Cap Value Fund	1.075	1.325	1.20

For the year ended Dec. 31, 2010, the waiver was not invoked for RiverSource VP — Global Inflation Protected Securities Fund, RiverSource VP — Mid Cap Growth Fund and Threadneedle VP — Emerging Markets Fund since the Fund’s expenses were below the cap amount.

From time to time, the Investment Manager and its affiliates may limit the expenses of RiverSource VP — Cash Management Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

*	In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

5.	SECURITIES TRANSACTIONS

For the year ended Dec. 31, 2010, cost of purchases and proceeds from sales or maturities of securities aggregated $8,785,355,770 and $8,907,202,288 respectively, for RiverSource VP — Cash Management Fund. Cost of purchases and

426  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

proceeds from sales or maturities of securities (other than short-term obligations, but including any applicable mortgage dollar rolls) aggregated for each Fund were as follows:

Fund	Purchases	Proceeds
RiverSource VP — Balanced Fund	$1,561,232,703	$1,696,411,923
RiverSource VP — Diversified Bond Fund	19,984,633,729	22,352,037,420
RiverSource VP — Diversified Equity Income Fund	844,175,757	1,970,343,127
RiverSource VP — Dynamic Equity Fund	1,127,927,464	1,338,185,347
RiverSource VP — Global Bond Fund	1,024,558,961	1,141,550,253
RiverSource VP — Global Inflation Protected Securities Fund	1,814,695,809	1,546,199,467
RiverSource VP — High Yield Bond Fund	585,880,491	665,118,289
RiverSource VP — Income Opportunities Fund	1,079,839,247	2,019,143,742
RiverSource VP — Mid Cap Growth Fund	365,418,443	427,662,792
RiverSource VP — Mid Cap Value Fund	855,812,044	413,396,913
RiverSource VP — S&P 500 Index Fund	45,071,650	74,187,218
RiverSource VP — Short Duration U.S. Government Fund	3,115,431,968	2,446,656,783
Seligman VP — Growth Fund	340,670,655	382,658,521
Seligman VP — Larger-Cap Value Fund	11,270,512	851,586
Seligman VP — Smaller-Cap Value Fund	4,168,563	14,695,276
Threadneedle VP — Emerging Markets Fund	775,400,785	814,393,824
Threadneedle VP — International Opportunity Fund	382,065,434	470,730,863
VP — Davis New York Venture Fund	485,146,648	1,169,050,864
VP — Goldman Sachs Mid Cap Value Fund	1,114,871,613	392,499,788
VP — Partners Small Cap Value Fund	692,206,852	853,112,199

Realized gains and losses on investment sales are determined on an identified cost basis.

6.	SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

	RiverSource VP —		RiverSource VP —		RiverSource VP —
	Balanced Fund		Cash Management Fund		Diversified Bond Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	N/A	N/A	216,030,881	N/A	421,510,569	N/A
Reinvested distributions	N/A	N/A	11,573	N/A	10,036,945	N/A
Redeemed	N/A	N/A	(3,216,072)	N/A	(229,333,572)	N/A

Net increase (decrease)	N/A	N/A	212,826,382	N/A	202,213,942	N/A

Class 2(a)

Sold	N/A	N/A	6,418,636	N/A	337,691	N/A
Reinvested distributions	N/A	N/A	100	N/A	27	N/A
Redeemed	N/A	N/A	(2,589,260)	N/A	(26,343)	N/A

Net increase (decrease)	N/A	N/A	3,829,476	N/A	311,375	N/A

Class 3(b)

Sold	336,517	8,946,290	107,184,234	214,592,355	21,732,196	117,440,618
Reinvested distributions	—	—	77,076	29,920,114	9,597,830	20,882,132
Redeemed	(13,627,282)	(19,314,539)	(446,859,208)	(957,626,069)	(393,954,951)	(77,231,220)

Net increase (decrease)	(13,290,765)	(10,368,249)	(339,597,898)	(713,113,600)	(362,624,925)	61,019,530

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  427

Notes to Financial Statements (continued)

	RiverSource VP —
	Diversified Equity		RiverSource VP —		RiverSource VP —
	Income Fund		Dynamic Equity Fund		Global Bond Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	209,837,128	N/A	278	N/A	121,721,039	N/A
Reinvested distributions	—	N/A	—	N/A	3,347,772	N/A
Redeemed	(91,912,470)	N/A	—	N/A	(32,141,347)	N/A

Net increase (decrease)	117,924,658	N/A	278	N/A	92,927,464	N/A

Class 2(a)

Sold	93,518	N/A	1,762	N/A	155,088	N/A
Reinvested distributions	—	N/A	—	N/A	1,607	N/A
Redeemed	(2,976)	N/A	(90)	N/A	(431)	N/A

Net increase (decrease)	90,542	N/A	1,672	N/A	156,264	N/A

Class 3(b)

Sold	7,228,957	73,024,457	610,295	1,890,598	8,055,479	31,329,796
Reinvested distributions	—	—	—	—	2,975,514	2,467,937
Redeemed	(229,981,959)	(43,474,035)	(14,162,837)	(18,956,603)	(112,357,796)	(25,048,552)

Net increase (decrease)	(222,753,002)	29,550,422	(13,552,542)	(17,066,005)	(101,326,803)	8,749,181

	RiverSource VP —
	Global Inflation		RiverSource VP —		RiverSource VP —
	Protected Securities Fund		High Yield Bond Fund		Income Opportunities Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	276,633,671	N/A	705	N/A	164,295,450	N/A
Reinvested distributions	5,432,119	N/A	73	N/A	8,897,213	N/A
Redeemed	(50,413,777)	N/A	—	N/A	(94,398,502)	N/A

Net increase (decrease)	231,652,013	N/A	778	N/A	78,794,161	N/A

Class 2(a)

Sold	131,244	N/A	309,376	N/A	97,255	N/A
Reinvested distributions	14	N/A	72	N/A	59	N/A
Redeemed	(2,459)	N/A	(1,619)	N/A	(10,251)	N/A

Net increase (decrease)	128,799	N/A	307,829	N/A	87,063	N/A

Class 3(b)

Sold	17,386,637	142,862,636	1,478,914	9,641,261	8,744,327	93,900,471
Reinvested distributions	973,076	15,638,075	9,956,905	11,653,005	2,953,732	6,613,233
Redeemed	(233,384,486)	(6,495,504)	(22,083,104)	(20,930,020)	(175,245,945)	(8,019,749)

Net increase (decrease)	(215,024,773)	152,005,207	(10,647,285)	364,246	(163,547,886)	92,493,955

428  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	RiverSource VP —		RiverSource VP —		RiverSource VP —
	Mid Cap Growth Fund		Mid Cap Value Fund		S&P 500 Index Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	376	N/A	66,666,171	N/A	N/A	N/A
Redeemed	—	N/A	(955,272)	N/A	N/A	N/A

Net increase (decrease)	376	N/A	65,710,899	N/A	N/A	N/A

Class 2(a)

Sold	9,255	N/A	30,678	N/A	N/A	N/A
Redeemed	(37)	N/A	(1,350)	N/A	N/A	N/A

Net increase (decrease)	9,218	N/A	29,328	N/A	N/A	N/A

Class 3(b)

Sold	337,184	2,437,206	388,335	3,857,293	949,974	3,601,798
Redeemed	(5,296,135)	(5,792,756)	(14,985,940)	(15,748,567)	(5,164,024)	(6,687,085)

Net increase (decrease)	(4,958,951)	(3,355,550)	(14,597,605)	(11,891,274)	(4,214,050)	(3,085,287)

	RiverSource VP —		Seligman VP —		Seligman VP —
	Short Duration U.S. Government Fund		Growth Fund		Larger-Cap Value Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	70,367,028	N/A	789	N/A	524	N/A
Reinvested distributions	626,070	N/A	—	N/A	—	N/A
Redeemed	(290,455)	N/A	—	N/A	—	N/A

Net increase (decrease)	70,702,643	N/A	789	N/A	524	N/A

Class 2(a)

Sold	265,779	N/A	48,386	N/A	19,902	N/A
Reinvested distributions	5	N/A	—	N/A	—	N/A
Redeemed	(74,218)	N/A	(1,425)	N/A	(78)	N/A

Net increase (decrease)	191,566	N/A	46,961	N/A	19,824	N/A

Class 3(b)

Sold	5,167,177	12,799,796	652,560	3,581,919	1,430,581	785,897
Reinvested distributions	431,765	1,548,754	—	—	—	—
Redeemed	(16,380,340)	(13,850,430)	(7,775,094)	(27,082,827)	(250,668)	(475,905)

Net increase (decrease)	(10,781,398)	498,120	(7,122,534)	(23,500,908)	1,179,913	309,992

	Seligman VP —
	Smaller-Cap		Threadneedle VP —		Threadneedle VP — International
	Value Fund		Emerging Markets Fund(c)		Opportunity Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	481	N/A	32,795,468	N/A	469	N/A
Reinvested distributions	—	N/A	238,868	N/A	5	N/A
Redeemed	—	N/A	(5,708,163)	N/A	—	N/A

Net increase (decrease)	481	N/A	27,326,173	N/A	474	N/A

Class 2(a)

Sold	16,715	N/A	114,857	N/A	44,306	N/A
Reinvested distributions	—	N/A	104	N/A	14	N/A
Redeemed	(194)	N/A	(535)	N/A	(110)	N/A

Net increase (decrease)	16,521	N/A	114,426	N/A	44,210	N/A

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  429

Notes to Financial Statements (continued)

	Seligman VP —
	Smaller-Cap		Threadneedle VP —		Threadneedle VP — International
	Value Fund		Emerging Markets Fund(c)		Opportunity Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 3(b)

Sold	286,697	542,210	2,528,647	18,439,107	597,882	1,701,981
Reinvested distributions	—	—	650,701	251,842	726,618	894,590
Redeemed	(1,315,804)	(2,385,777)	(32,089,150)	(40,079,888)	(9,819,524)	(12,810,462)

Net increase (decrease)	(1,029,107)	(1,843,567)	(28,909,802)	(21,388,939)	(8,495,024)	(10,213,891)

	VP — Davis New York		VP — Goldman Sachs		VP — Partners Small Cap
	Venture Fund		Mid Cap Value Fund		Value Fund
Year ended Dec. 31,	2010	2009	2010	2009	2010	2009
Class 1(a)

Sold	238,210,241	N/A	80,218,627	N/A	94,919,123	N/A
Redeemed	(103,314,104)	N/A	(922,393)	N/A	(18,431,363)	N/A

Net increase (decrease)	134,896,137	N/A	79,296,234	N/A	76,487,760	N/A

Class 2(a)

Sold	48,700	N/A	47,813	N/A	32,104	N/A
Redeemed	(1,512)	N/A	(628)	N/A	(340)	N/A

Net increase (decrease)	47,188	N/A	47,185	N/A	31,764	N/A

Class 3(b)

Sold	11,175,356	122,164,387	210,610	245,250	3,402,838	18,147,651
Redeemed	(228,996,319)	(19,854,078)	(289,310)	(516,042)	(92,569,004)	(12,370,395)

Net increase (decrease)	(217,820,963)	102,310,309	(78,700)	(270,792)	(89,166,166)	5,777,256

(a)	For the period from May 3, 2010 (when shares become available) to Dec. 31, 2010.
(b)	Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(c)	Following the close of business on Feb. 13, 2009, Threadneedle VP — Emerging Markets Fund issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

7.	LENDING OF PORTFOLIO SECURITIES

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statements of Assets and Liabilities along

430  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2010, securities on loan were as follows:

		U.S. government
	Securities	securities	Cash collateral
Fund	value	value	value
RiverSource VP — Balanced Fund	$103,619,732	$—	$114,068,917
RiverSource VP — Diversified Bond Fund	509,932,853	22,189,651	496,564,519
RiverSource VP — Diversified Equity Income Fund	528,462,462	—	540,899,944
RiverSource VP — Dynamic Equity Fund	199,271,803	—	205,245,797
RiverSource VP — Global Bond Fund	29,810,165	12,369,066	17,884,231
RiverSource VP — Global Inflation Protected Securities Fund	663,823,744	17,478,390	659,445,560
RiverSource VP — High Yield Bond Fund	52,010,287	—	53,197,021
RiverSource VP — Income Opportunities Fund	233,143,531	—	238,467,299
RiverSource VP — Mid Cap Growth Fund	106,277,595	37,281	109,950,272
RiverSource VP — Mid Cap Value Fund	98,992,917	—	101,947,194
RiverSource VP — S&P 500 Index Fund	27,508,217	—	28,203,008
RiverSource VP — Short Duration U.S. Government Fund	295,412,605	—	301,081,781
Seligman VP — Growth Fund	29,985,339	—	30,811,261
Seligman VP — Larger-Cap Value Fund	4,461,012	—	4,574,846
Seligman VP — Smaller-Cap Value Fund	17,288,586	—	17,769,111
Threadneedle VP — Emerging Markets Fund	8,397,994	—	8,942,282
Threadneedle VP — International Opportunity Fund	26,881,604	—	28,012,798
VP — Davis New York Venture Fund	168,132,274	—	172,837,238
VP — Partners Small Cap Value Fund	362,384,306	—	373,425,460

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify each Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by each Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended Dec. 31, 2010, included in the Statements of Operations, is as follows:

Fund	Net Income
RiverSource VP — Balanced Fund	$179,166
RiverSource VP — Diversified Bond Fund	1,223,430
RiverSource VP — Diversified Equity Income Fund	1,350,610
RiverSource VP — Dynamic Equity Fund	610,628
RiverSource VP — Global Bond Fund	43,119
RiverSource VP — Global Inflation Protected Securities Fund	696,235
RiverSource VP — High Yield Bond Fund	126,486
RiverSource VP — Income Opportunities Fund	602,739
RiverSource VP — Mid Cap Growth Fund	884,755
RiverSource VP — Mid Cap Value Fund	229,583
RiverSource VP — S&P 500 Index Fund	34,264
RiverSource VP — Short Duration U.S. Government Fund	129,524
Seligman VP — Growth Fund	38,183
Seligman VP — Larger-Cap Value Fund	1,683
Seligman VP — Smaller-Cap Value Fund	13,039
Threadneedle VP — Emerging Markets Fund	127,085
Threadneedle VP — International Opportunity Fund	304,750
VP — Davis New York Venture Fund	476,468
VP — Partners Small Cap Value Fund	1,072,331

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  431

Notes to Financial Statements (continued)

Each Fund also continues to earn interest and dividends on the securities loaned.

8.	OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the year ended Dec. 31, 2010 were as follows:

RiverSource VP — Balanced Fund

	Calls		Puts
	Contracts	Premiums	Contracts	Premiums
Balance Dec. 31, 2009	—	$—	—	$—
Opened	15,530,040	71,426	221	107,023
Closed	(15,530,040)	(71,426)	(111)	(45,845)
Expired	—	—	(110)	(61,178)

Balance Dec. 31, 2010	—	$—	—	$—

RiverSource VP — Diversified Bond Fund

	Calls		Puts
	Contracts	Premiums	Contracts	Premiums
Balance Dec. 31, 2009	120,000,000	$7,878,000	120,000,000	$7,878,000
Opened	269,916,279	1,478,328	2,871	1,391,860
Closed	(389,916,279)	(9,356,328)	(120,001,467)	(8,487,612)
Expired	—	—	(1,404)	(782,248)

Balance Dec. 31, 2010	—	$—	—	$—

RiverSource VP — Global inflation Protected Securities Fund

	Calls		Puts
	Contracts	Premiums	Contracts	Premiums
Balance Dec. 31, 2009	—	$—	—	$—
Opened	402	106,703	1,440	616,761
Closed	—	—	(1,213)	(517,552)
Expired	(402)	(106,703)	(227)	(99,209)

Balance Dec. 31, 2010	—	$—	—	$—

RiverSource VP — Mid Cap Growth Fund

	Calls
	Contracts	Premiums
Balance Dec. 31, 2009	—	$—
Opened	4,229	319,256
Closed	(3,370)	(216,245)
Exercised	(203)	(24,793)
Expired	(656)	(78,218)

Balance Dec. 31, 2010	—	$—

9.	AFFILIATED MONEY MARKET FUND

Each Fund, except for RiverSource VP — Cash Management Fund, may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of

432  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated for each Fund for the year ended Dec. 31, 2010, were as follows:

Fund	Purchases	Proceeds
RiverSource VP — Balanced Fund	$275,124,703	$318,565,075
RiverSource VP — Diversified Bond Fund	3,676,963,002	3,781,413,805
RiverSource VP — Diversified Equity Income Fund	1,276,645,027	1,326,740,822
RiverSource VP — Dynamic Equity Fund	242,219,776	235,600,530
RiverSource VP — Global Bond Fund	480,112,719	462,321,921
RiverSource VP — Global Inflation Protected Securities Fund	1,039,520,286	1,120,959,941
RiverSource VP — High Yield Bond Fund	322,107,019	342,974,272
RiverSource VP — Income Opportunities Fund	1,139,012,466	1,137,428,218
RiverSource VP — Mid Cap Growth Fund	136,902,305	131,851,029
RiverSource VP — Mid Cap Value Fund	629,491,396	616,279,610
RiverSource VP — S&P 500 Index Fund	28,451,287	28,003,274
RiverSource VP — Short Duration U.S. Government Fund	899,343,378	909,634,683
Seligman VP — Growth Fund	86,351,166	85,978,981
Seligman VP — Larger-Cap Value Fund	8,743,878	8,333,102
Seligman VP — Smaller-Cap Value Fund	7,850,774	7,798,477
Threadneedle VP — Emerging Markets Fund	327,496,207	321,347,936
Threadneedle VP — International Opportunity Fund	134,266,775	140,368,596
VP — Davis New York Venture Fund	1,005,894,384	1,045,747,071
VP — Goldman Sachs Mid Cap Value Fund	765,000,978	738,785,269
VP — Partners Small Cap Value Fund	441,180,581	448,865,700

The income distributions received with respect to each Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statements of Operations and each Fund’s invested balance in Columbia Short-Term Cash Fund can be found in the Portfolios of Investments.

10.	BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between each Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Each Fund had no borrowings during the year ended Dec. 31, 2010.

11.	INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles (SIVs) generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. On April 29, 2009, RiverSource VP — Cash Management Fund (Cash Management) chose the cash payout option in the restructuring of WhistleJacket Capital LLC (WJC) and received cash proceeds totaling $7.4 million on its remaining $9.2 million principal in WJC. Cash Management recognized a loss of

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  433

Notes to Financial Statements (continued)

$1.8 million on the transaction. The loss recognized on April 29, 2009 is reflected in the Statement of Changes, and was not material to Cash Management’s $1 net asset value per share. Cash Management held no SIV positions at Dec. 31, 2010.

12.	PAYMENTS BY AFFILIATE

From Sept. 14, 2009 through Dec. 31, 2009, Ameriprise Financial paid approximately $1.0 million to RiverSource VP — Cash Management Fund (the Fund). From Jan. 1, 2010 through Dec. 31, 2010, Ameriprise Financial paid approximately $2.2 million to the Fund. These payments reimbursed the Fund for prior year losses on securities and provided support to the Fund’s $1.00 net asset value per share. These reimbursements were voluntary, could have been discontinued at any time and do not contractually obligate Ameriprise Financial to reimburse future realized or unrealized losses that may occur. These amounts are recorded on the Statements of Operations and the Statements of Changes in Net Assets as increases from payments by affiliate.

During the year ended Dec. 31, 2010, VP — Goldman Sachs Mid Cap Value received a payment of $22,763 from an affiliated party as a reimbursement for certain security transactions costs.

13.	PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Dec. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against unaffiliated third parties relating to market timing and/or late trading of mutual funds, RiverSource VP — Cash Management Fund, Threadneedle VP — Emerging Markets Fund and Threadneedle VP — International Opportunity Fund received $2,995, $9,123 and $170,135, respectively, which represented the Funds’ portion of the proceeds from the settlements (the Funds were not party to the proceeding). The proceeds received by the Funds were recorded as an increase to additional paid-in capital.

14.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, investments in partnerships, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed (excess of distributions over) net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to increase (decrease) paid-in capital by the following:

	Undistributed
	(excess of
	distributions over)	Accumulated	Additional
	net investment	net realized	paid-in capital
Fund	income	gain (loss)	increase (decrease)
RiverSource VP — Cash Management Fund	$—	$—	$—
RiverSource VP — Diversified Bond Fund	8,700,764	(8,700,764)	—
RiverSource VP — Global Bond Fund	6,402,304	(6,402,304)	—
RiverSource VP — Global Inflation Protected Securities Fund	65,477,728	(65,477,728)	—
RiverSource VP — High Yield Bond Fund	129,823	74,282,772	(74,412,595)
RiverSource VP — Income Opportunities Fund	59,549	(59,549)	—
RiverSource VP — Short Duration U.S. Government Fund	1,891,893	(1,891,893)	—
Threadneedle VP — Emerging Markets Fund	5,405,098	(5,405,098)	—
Threadneedle VP — International Opportunity Fund	771,585	72,283,978	(73,055,563)

434  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

The tax character of distributions paid for the years indicated was as follows:

	2010		2009
	Ordinary	Long term	Ordinary	Long-term
Year ended Dec. 31,	income	capital gain	Income	capital gain
RiverSource VP — Cash Management Fund	$88,720	$—	$940,288	$—
RiverSource VP — Diversified Bond Fund	209,992,016	—	211,460,070	—
RiverSource VP — Global Bond Fund	72,733,938	—	27,430,312	—
RiverSource VP — Global Inflation Protected Securities Fund	59,397,779	628,759	140,996,209	—
RiverSource VP — High Yield Bond Fund	62,430,707	—	66,133,408	—
RiverSource VP — Income Opportunities Fund	115,487,853	—	61,732,606	—
RiverSource VP — Short Duration U.S. Gov’t Fund	10,885,174	—	15,349,954	—
Threadneedle VP — Emerging Markets Fund	13,645,187	—	2,956,575	—
Threadneedle VP — International Opportunity Fund	7,376,457	—	8,000,000	—

At Dec. 31, 2010, the components of distributable earnings on a tax basis for each Fund treated as a RIC are as follows:

	Undistributed	Undistributed		Unrealized
	ordinary	accumulated	Accumulated	appreciation
Fund	income	long-term gain	realized loss	(depreciation)
RiverSource VP — Cash Management Fund	$5,075	$—	$(2,605,202)	$(26,841)
RiverSource VP — Diversified Bond Fund	185,573,012	—	(22,490,998)	112,483,705
RiverSource VP — Global Bond Fund	9,254,951	7,377,086	(1,320,477)	71,544,335
RiverSource VP — Global Inflation Protected Securities Fund	228,228,903	15,130,136	(4,285,587)	(240,753,795)
RiverSource VP — High Yield Bond Fund	53,150,285	—	(145,932,379)	47,348,083
RiverSource VP — Income Opportunities Fund	111,777,654	30,473,669	—	60,836,897
RiverSource VP — Short Duration U.S. Government Fund	11,334,507	—	(13,161,233)	1,352,706
Threadneedle VP — Emerging Markets Fund	4,571,221	14,662,545	—	198,786,704
Threadneedle VP — International Opportunity Fund	794,026	—	(199,117,745)	106,647,440

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2010 were as follows:

Fund	Carry-over
RiverSource VP — Cash Management Fund	$2,605,202
RiverSource VP — Diversified Bond Fund	21,568,860
RiverSource VP — High Yield Bond Fund	145,932,379
RiverSource VP — Short Duration U.S. Government Fund	10,526,633
Threadneedle VP — International Opportunity Fund	199,117,745

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

Fund	2011	2013	2015	2016
RiverSource VP — Cash Management Fund	$—	$150	$1,337	$282,517
RiverSource VP — Diversified Bond Fund	—	—	—	—
RiverSource VP — High Yield Bond Fund	—	760,493	—	72,914,336
RiverSource VP — Income Opportunities Fund	—	—	—	—
RiverSource VP — Short Duration U.S. Government Fund	—	—	—	—
Threadneedle VP — International Opportunity Fund	21,881,478	—	—	28,239,702

Fund	2017	2018
RiverSource VP — Cash Management Fund	$2,314,644	$6,554
RiverSource VP — Diversified Bond Fund	21,568,860	—
RiverSource VP — High Yield Bond Fund	72,257,550	—
RiverSource VP — Income Opportunities Fund	—	—
RiverSource VP — Short Duration U.S. Government Fund	10,526,633	—
Threadneedle VP — International Opportunity Fund	148,996,565	—

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  435

Notes to Financial Statements (continued)

For the year ended Dec. 31, 2010, the capital loss carry-over was utilized and/or expired as follow:

Fund	Utilized	Expired
RiverSource VP — Diversified Bond Fund	$154,091,637	$—
RiverSource VP — Global Bond Fund	5,799,019	—
RiverSource VP — High Yield Bond Fund	31,903,646	74,412,595
RiverSource VP — Income Opportunities Fund	76,483,626	—
RiverSource VP — Short Duration U.S. Government Fund	10,085,983	—
Threadneedle VP — Emerging Markets Fund	134,158,545	—
Threadneedle VP — International Opportunity Fund	17,527,517	73,055,563

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

Because the measurement periods for a RICs income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses and net currency losses realized between Nov. 1, 2010 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2010, post-October losses that are treated for income tax purposes as occurring on Jan. 1, 2011 were as follows:

Fund	Post-October loss
RiverSource VP — Diversified Bond Fund	$922,138
RiverSource VP — Global Bond Fund	1,320,477
RiverSource VP — Global Inflation Protected Securities Fund	4,285,587
RiverSource VP — Short Duration U.S. Government Fund	2,634,600

15.	RISKS RELATING TO CERTAIN INVESTMENTS

For RiverSource VP — Global Bond Fund and RiverSource VP — Global Inflation Protected Securities Fund:

Non — diversification risk
Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on each Fund’s performance, each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For RiverSource VP — Global Bond Fund, Threadneedle VP — Emerging Markets Fund and Threadneedle VP — International Opportunity Fund:

Foreign/emerging markets risk
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing substantial business in emerging markets.

For RiverSource VP — Global Inflation Protected Securities Fund:

Foreign risk
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

436  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Inflation protected securities risk
Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

16.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund’s financial statements.

17.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  437

Notes to Financial Statements (continued)

necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

438  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of RiverSource VP – Balanced Fund, RiverSource VP – Cash Management Fund, RiverSource VP – Diversified Bond Fund, RiverSource VP – Diversified Equity Income Fund, RiverSource VP – Dynamic Equity Fund, RiverSource VP – Global Bond Fund, RiverSource VP – Global Inflation Protected Securities Fund, RiverSource VP – High Yield Bond Fund, RiverSource VP – Income Opportunities Fund, RiverSource VP – Mid Cap Growth Fund, RiverSource VP – Mid Cap Value Fund, RiverSource VP – S&P 500 Index Fund, RiverSource VP – Short Duration U.S. Government Fund, Seligman VP – Growth Fund, Seligman VP – Larger-Cap Value Fund, Seligman VP – Smaller-Cap Value Fund, Threadneedle VP – Emerging Markets Fund, and Threadneedle VP – International Opportunity Fund, VP – Davis New York Venture Fund, VP – Goldman Sachs Mid Cap Value Fund and VP – Partners Small Cap Value Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource VP – Balanced Fund, RiverSource VP – Cash Management Fund, RiverSource VP – Diversified Bond Fund, RiverSource VP – Diversified Equity Income Fund, RiverSource VP – Dynamic Equity Fund, RiverSource VP – Global Bond Fund, RiverSource VP – Global Inflation Protected Securities Fund, RiverSource VP – High Yield Bond Fund, RiverSource VP – Income Opportunities Fund, RiverSource VP – Mid Cap Growth Fund, RiverSource VP – Mid Cap Value Fund, RiverSource VP – S&P 500 Index Fund, RiverSource VP – Short Duration U.S. Government Fund, Seligman VP – Growth Fund, Seligman VP – Larger-Cap Value Fund, Seligman VP – Smaller-Cap Value Fund, Threadneedle VP – Emerging Markets Fund, Threadneedle VP – International Opportunity Fund, VP – Davis New York Venture Fund (formerly RiverSource Partners VP – Fundamental Value Fund), VP – Goldman Sachs Mid Cap Value Fund (formerly RiverSource Partners VP – Select Value Fund) and VP – Partners Small Cap Value Fund (formerly RiverSource Partners VP – Small Cap Value Fund) (the Funds) (twenty-one of the portfolios constituting the RiverSource Variable Series Trust) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period ended December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  439

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Variable Series Trust at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2011

440  RIVERSOURCE VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
RiverSource VP – Limited Duration Bond Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (96.7%)
BANKING (6.9%)
ANZ National International Ltd. Bank Guaranteed (a)
08/10/15	3.125%	$10,360,000	$10,248,413
American Express Credit Corp. Senior Unsecured
08/25/14	5.125%	7,000,000	7,547,288
BB&T Corp.
04/29/16	3.950%	5,455,000	5,630,335
Bank of America Corp. Senior Unsecured (b)
05/15/14	7.375%	14,200,000	15,784,436
Citigroup, Inc. Senior Unsecured
10/15/14	5.500%	15,400,000	16,592,684
Goldman Sachs Group, Inc. (The) Senior Notes (b)
08/01/15	3.700%	19,060,000	19,420,463
HSBC Bank PLC Senior Notes (a)
06/28/15	3.500%	6,080,000	6,206,679
JPMorgan Chase & Co. Senior Unsecured
01/20/15	3.700%	9,800,000	10,141,902
JPMorgan Chase & Co. (b) Senior Unsecured
06/24/15	3.400%	9,750,000	9,957,249
01/15/16	2.600%	9,000,000	8,750,710
KeyCorp Senior Notes (b)
08/13/15	3.750%	3,890,000	3,899,782
Morgan Stanley Senior Unsecured (b)
11/02/15	3.450%	19,630,000	19,138,386
Royal Bank of Scotland PLC (The) Bank Guaranteed (b)
09/21/15	3.950%	7,790,000	7,629,092
Santander U.S. Debt SA Unipersonal Bank Guaranteed (a)
10/07/15	3.781%	15,200,000	14,253,234
Wells Fargo & Co. Senior Notes (b)
04/15/15	3.625%	7,500,000	7,777,072

Total			162,977,725

CHEMICALS (2.1%)
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	43,387,000	48,037,826
Invista (a)
05/01/12	9.250%	1,699,000	1,725,182

Total			49,763,008

CONSTRUCTION MACHINERY (1.1%)
Case New Holland, Inc.
09/01/13	7.750%	13,430,000	14,437,250
Manitowoc Co., Inc. (The)
11/01/13	7.125%	7,830,000	7,898,513
Terex Corp. (b)
01/15/14	7.375%	4,600,000	4,657,500

Total			26,993,263

CONSUMER PRODUCTS (1.1%)
Clorox Co. Senior Unsecured
10/15/17	5.950%	12,500,000	13,946,737
Fortune Brands, Inc. Senior Unsecured
06/15/14	6.375%	10,684,000	11,578,956

Total			25,525,693

ELECTRIC (20.6%)
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	15,360,000	15,744,332
Arizona Public Service Co. Senior Unsecured
10/15/11	6.375%	4,500,000	4,686,192
05/15/15	4.650%	10,000,000	10,510,170
08/01/16	6.250%	5,000,000	5,588,255
Arizona Public Service Co. (b) Senior Unsecured
06/30/14	5.800%	6,750,000	7,422,577
Baltimore Gas & Electric Co. Senior Unsecured
07/01/13	6.125%	7,385,000	8,150,426
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	5,000,000	4,950,000
12/15/15	6.875%	19,299,000	21,059,185
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	17,950,000	20,520,987
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	19,408,000	21,222,376
Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	4,700,000	5,207,008
03/15/15	5.000%	15,201,000	16,339,889
08/15/16	5.500%	3,930,000	4,416,298
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	36,945,000	42,583,620
06/01/16	6.350%	2,274,000	2,557,099
Dominion Resources, Inc. Senior Unsecured
08/01/33	5.250%	29,463,000	32,432,399
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	34,024,000	37,897,462
Indiana Michigan Power Co. Senior Unsecured
11/01/12	6.375%	850,000	917,494
11/15/14	5.050%	6,257,000	6,713,817
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	2,331,000	2,457,501
04/01/14	4.875%	1,000,000	1,051,431
Midamerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	4,881,000	5,246,821
Nevada Power Co.
01/15/15	5.875%	38,824,000	43,292,487
03/15/16	5.950%	1,685,000	1,891,246
Nisource Finance Corp.
03/01/13	6.150%	9,935,000	10,838,131
09/15/17	5.250%	5,150,000	5,410,013
Nisource Finance Corp. (b)
07/15/14	5.400%	18,440,000	19,949,753
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	16,432,000	17,856,556
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	330,000	361,436
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	18,891,000	21,422,432
PacifiCorp 1st Mortgage
09/15/13	5.450%	1,945,000	2,131,119
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	22,956,000	25,493,648
Progress Energy, Inc. (b) Senior Unsecured
01/15/16	5.625%	10,000,000	11,201,170
Sierra Pacific Power Co.
05/15/16	6.000%	6,090,000	6,897,699
Sierra Pacific Power Co. (b)
09/01/13	5.450%	4,020,000	4,382,841
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	38,404,000	40,577,724

Total			489,381,594

ENTERTAINMENT (0.9%)
Speedway Motorsports, Inc.
06/01/13	6.750%	5,000,000	5,050,000
Time Warner, Inc. (b)
07/15/15	3.150%	15,595,000	15,786,065

Total			20,836,065

ENVIRONMENTAL (0.3%)
Waste Management, Inc.
03/11/15	6.375%	6,011,000	6,842,748

FOOD AND BEVERAGE (9.1%)
Anheuser-Busch InBev Worldwide, Inc. (a)
11/15/14	5.375%	18,368,000	20,236,999
Anheuser-Busch InBev Worldwide, Inc. (a)(b)
01/15/14	7.200%	30,315,000	34,668,082
Bacardi Ltd. (a)
04/01/14	7.450%	12,980,000	14,930,920
ConAgra Foods, Inc. Senior Unsecured
04/15/14	5.875%	1,520,000	1,682,821
06/15/17	5.819%	13,637,000	14,802,609
Constellation Brands, Inc.
12/15/14	8.375%	8,000,000	8,640,000
Del Monte Corp. (b)
02/15/15	6.750%	14,555,000	14,864,294

See accompanying Notes to Financial Statements.

138  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

FOOD AND BEVERAGE (CONT.)
Diageo Capital PLC
01/15/14	7.375%	$8,160,000	$9,450,267
Dr Pepper Snapple Group, Inc.
05/01/13	6.120%	10,150,000	11,192,750
Kraft Foods, Inc. Senior Unsecured (b)
08/11/17	6.500%	21,000,000	24,431,789
SABMiller PLC Senior Unsecured (a)
01/15/14	5.700%	33,450,000	36,938,869
Sara Lee Corp. Senior Unsecured
09/15/15	2.750%	23,310,000	23,117,038

Total			214,956,438

GAS PIPELINES (6.5%)
CenterPoint Energy Resources Corp. Senior Unsecured
02/15/11	7.750%	13,502,000	13,603,625
04/01/13	7.875%	7,050,000	7,969,567
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	44,899,000	51,724,770
El Paso Corp. Senior Unsecured (b)
06/15/12	7.875%	1,000,000	1,053,567
Enterprise Products Operating LLC
06/01/15	3.700%	7,500,000	7,736,760
Gulfstream Natural Gas System LLC Senior Unsecured (a)
06/01/16	6.950%	5,000,000	5,834,350
Kinder Morgan Energy Partners LP Senior Unsecured (b)
02/15/15	5.625%	5,500,000	6,036,102
Midcontinent Express Pipeline LLC Senior Unsecured (a)(b)
09/15/14	5.450%	5,065,000	5,407,814
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	5,215,000	6,174,670
04/15/17	5.950%	3,300,000	3,720,809
Panhandle Eastern Pipeline Co. LP Senior Unsecured
08/15/13	6.050%	8,000,000	8,619,600
Plains All American Pipeline LP/Finance Corp. (b)
09/15/15	3.950%	3,500,000	3,616,473
Southern Natural Gas Co. Senior Unsecured (a)(b)
04/01/17	5.900%	5,043,000	5,407,927
TransCanada PipeLines Ltd. Senior Unsecured (b)
06/01/15	3.400%	12,000,000	12,402,318
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	12,347,000	14,198,568

Total			153,506,920

HEALTH CARE (4.2%)
AmerisourceBergen Corp.
09/15/15	5.875%	11,102,000	12,243,186
Cardinal Health, Inc. Senior Unsecured
06/15/12	5.650%	4,810,000	5,087,668
CareFusion Corp. Senior Unsecured
08/01/14	5.125%	27,825,000	30,077,183
Express Scripts, Inc.
06/15/14	6.250%	23,863,000	26,639,851
Hospira, Inc. Senior Unsecured
06/15/14	5.900%	5,420,000	5,970,016
05/15/15	6.400%	5,000,000	5,655,034
Medco Health Solutions, Inc. Senior Unsecured (b)
09/15/15	2.750%	13,975,000	13,871,455

Total			99,544,393

HEALTHCARE INSURANCE (0.8%)
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	5,465,000	5,937,772
03/15/15	4.875%	1,227,000	1,311,441
WellPoint, Inc. Senior Unsecured
06/15/17	5.875%	6,500,000	7,265,706
WellPoint, Inc. (b) Senior Unsecured
02/15/14	6.000%	3,905,000	4,340,173

Total			18,855,092

INDEPENDENT ENERGY (7.2%)
Anadarko Petroleum Corp. Senior Unsecured (b)
09/15/16	5.950%	21,315,000	22,898,470
Canadian Natural Resources Ltd. (b) Senior Unsecured
08/15/16	6.000%	250,000	287,331
05/15/17	5.700%	16,655,000	18,989,348
Chesapeake Energy Corp. (b)
07/15/13	7.625%	7,555,000	8,187,731
Denbury Resources, Inc. (b)
04/01/13	7.500%	10,000,000	10,100,000
EnCana Corp. Senior Unsecured (b)
12/01/17	5.900%	9,794,000	11,138,922
EnCana Holdings Finance Corp.
05/01/14	5.800%	24,325,000	27,089,196
Forest Oil Corp.
02/15/14	8.500%	10,071,000	11,002,567
Newfield Exploration Co. Senior Subordinated Notes (b)
09/01/14	6.625%	9,500,000	9,690,000
Nexen, Inc. Senior Unsecured
11/20/13	5.050%	13,080,000	13,899,922
03/10/15	5.200%	3,000,000	3,174,924
Woodside Finance Ltd. (a)(b)
11/10/14	4.500%	32,660,000	34,273,880

Total			170,732,291

INTEGRATED ENERGY (1.5%)
Cenovus Energy, Inc. Senior Unsecured
09/15/14	4.500%	7,000,000	7,500,878
Hess Corp. Senior Unsecured (b)
02/15/14	7.000%	5,000,000	5,690,280
Marathon Oil Corp. Senior Unsecured
02/15/14	6.500%	4,000,000	4,502,884
PC Financial Partnership
11/15/14	5.000%	11,505,000	12,433,154
Petro-Canada Senior Unsecured
07/15/13	4.000%	4,870,000	5,124,307

Total			35,251,503

LIFE INSURANCE (0.4%)
Metropolitan Life Global Funding I Senior Secured (a)
09/29/15	2.500%	9,355,000	9,219,175

MEDIA CABLE (5.8%)
CSC Holdings LLC Senior Unsecured
04/15/12	6.750%	1,577,000	1,638,109
CSC Holdings LLC (b) Senior Unsecured
04/15/14	8.500%	3,000,000	3,296,250
Charter Communications Operating Capital LLC Secured (a)
04/30/12	8.000%	10,000,000	10,500,000
Comcast Cable Communications Holdings, Inc.
03/15/13	8.375%	82,000	93,307
Comcast Corp. (b)
11/15/15	5.850%	24,330,000	27,348,866
Comcast Holdings Corp.
07/15/12	10.625%	4,370,000	4,950,830
DIRECTV Holdings LLC/Financing Co., Inc. (b)
02/15/16	3.125%	31,460,000	31,040,512
DISH DBS Corp.
10/01/11	6.375%	1,000,000	1,030,000
DISH DBS Corp. (b)
10/01/14	6.625%	14,000,000	14,525,000
Time Warner Cable, Inc.
04/01/14	7.500%	7,370,000	8,451,975
Time Warner Cable, Inc. (b)
05/01/17	5.850%	22,200,000	24,770,716
Videotron Ltee
01/15/14	6.875%	10,310,000	10,438,875

Total			138,084,440

MEDIA NON-CABLE (5.9%)
BSKYB Finance UK PLC (a)(b)
10/15/15	5.625%	21,334,000	23,527,583
NBC Universal, Inc. Senior Unsecured (a)(b)
04/30/15	3.650%	10,000,000	10,245,088
News America Holdings, Inc. (b)
02/01/13	9.250%	6,545,000	7,543,080
RR Donnelley & Sons Co. Senior Unsecured
04/01/14	4.950%	9,060,000	9,282,351
05/15/15	5.500%	17,000,000	17,374,748
Rainbow National Services LLC (a)
09/01/12	8.750%	1,260,000	1,263,150
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,400,000	1,455,978
01/15/14	7.750%	16,942,000	19,388,899
TCM Sub LLC (a)(b)
01/15/15	3.550%	41,000,000	42,022,521

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  139

Portfolio of Investments (continued)

RiverSource VP – Limited Duration Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

MEDIA NON-CABLE (CONT.)
Thomson Reuters Corp. (b)
10/01/14	5.700%	$6,136,000	$6,818,305

Total			138,921,703

METALS (2.4%)
ArcelorMittal USA, Inc.
04/15/14	6.500%	35,970,000	39,196,617
ArcelorMittal Senior Unsecured (b)
08/05/15	3.750%	5,835,000	5,883,582
Arch Western Finance LLC (b)
07/01/13	6.750%	4,709,000	4,756,090
United States Steel Corp. Senior Unsecured (b)
06/01/13	5.650%	6,676,000	6,909,660

Total			56,745,949

NON-CAPTIVE DIVERSIFIED (1.0%)
General Electric Capital Corp. Senior Unsecured
11/09/15	2.250%	24,530,000	23,582,038

OIL FIELD SERVICES (—%)
Weatherford International Ltd.
03/15/13	5.150%	164,000	173,961

PACKAGING (0.4%)
Owens-Brockway Glass Container, Inc.
12/01/14	6.750%	10,000,000	10,175,000

RAILROADS (2.4%)
Burlington Northern Sante Fe LLC Senior Unsecured
01/15/15	4.875%	5,500,000	5,988,383
CSX Corp. Senior Unsecured
03/15/13	5.750%	10,556,000	11,509,576
08/01/13	5.500%	10,000,000	10,893,500
04/01/15	6.250%	14,520,000	16,500,935
03/15/18	6.250%	1,985,000	2,277,115
Canadian Pacific Railway Co. Senior Unsecured
05/15/13	5.750%	2,250,000	2,454,217
Union Pacific Corp. Senior Unsecured
01/31/13	5.450%	6,750,000	7,291,093

Total			56,914,819

RETAILERS (1.6%)
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	34,125,000	37,969,181

SUPERMARKETS (0.5%)
Kroger Co. (The)
01/15/14	7.500%	5,000,000	5,764,765
08/15/17	6.400%	5,880,000	6,751,181

Total			12,515,946

TRANSPORTATION SERVICES (1.6%)
ERAC USA Finance LLC (a)
11/15/15	5.900%	1,960,000	2,180,212
10/15/17	6.375%	23,640,000	26,269,766
ERAC USA Finance LLC (a)(b)
07/01/13	2.750%	9,000,000	9,144,283

Total			37,594,261

WIRELESS (3.2%)
Nextel Communications, Inc. (b)
03/15/14	5.950%	11,538,000	11,336,085
Rogers Communications, Inc.
03/01/14	6.375%	23,655,000	26,578,853
Sprint Capital Corp.
03/15/12	8.375%	9,500,000	10,046,250
Vodafone Group PLC Senior Unsecured
01/30/15	5.375%	26,000,000	28,577,510

Total			76,538,698

WIRELINES (9.2%)
AT&T, Inc. Senior Unsecured (b)
08/15/15	2.500%	42,685,000	42,593,015
Deutsche Telekom International Finance BV (b)
07/22/13	5.250%	24,886,000	26,990,895
Embarq Corp. Senior Unsecured
06/01/16	7.082%	36,475,000	40,337,994
France Telecom SA Senior Unsecured
07/08/14	4.375%	7,018,000	7,498,536
France Telecom SA (b) Senior Unsecured
09/16/15	2.125%	6,175,000	6,016,720
Frontier Communications Corp. Senior Unsecured (b)
01/15/13	6.250%	13,100,000	13,820,500
Telecom Italia Capital SA
10/01/15	5.250%	15,915,000	16,294,700
Telefonica Emisiones SAU
01/15/15	4.949%	27,000,000	27,963,468
Verizon New York, Inc. Senior Unsecured
04/01/12	6.875%	25,000,000	26,668,775
Windstream Corp. (b)
08/01/13	8.125%	10,000,000	11,000,000

Total			219,184,603

Total Corporate Bonds & Notes
(Cost: $2,277,767,769)			$2,292,786,507

	Shares	Value

Money Market Fund (1.9%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	44,122,639	$44,122,639

Total Money Market Fund
(Cost: $44,122,639)		$44,122,639

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (7.0%)

Asset-Backed Commercial Paper (0.5%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Belmont Funding LLC
01/18/11	0.500%	2,999,083	2,999,083
Rheingold Securitization
02/16/11	0.521%	4,993,356	4,993,356

Total			12,991,889

Certificates of Deposit (4.2%)
Bank of Nova Scotia
01/03/11	0.300%	5,000,000	5,000,000
Barclays Bank PLC
02/23/11	0.425%	5,000,000	5,000,000
Clydesdale Bank PLC
01/21/11	0.370%	5,000,000	5,000,000
Commonwealth Bank of Australia (The)
01/03/11	0.180%	5,000,000	5,000,000
DZ Bank AG
01/18/11	0.330%	5,000,000	5,000,000
Den Danske Bank
01/03/11	0.250%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
02/17/11	0.300%	2,000,000	2,000,000
KBC Bank NV
01/24/11	0.450%	7,000,000	7,000,000
La Banque Postale
02/17/11	0.365%	5,000,000	5,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	7,000,031	7,000,031
Mitsubishi UFJ Trust and Banking Corp.
01/06/11	0.330%	5,000,000	5,000,000
Natixis
03/07/11	0.440%	8,000,000	8,000,000
Norinchukin Bank
01/25/11	0.330%	5,000,000	5,000,000
Societe Generale
02/17/11	0.310%	4,996,042	4,996,042
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
02/04/11	0.400%	5,000,000	5,000,000
02/18/11	0.350%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	10,000,000	10,000,000

Total			98,996,073

Commercial Paper (0.2%)
Macquarie Bank Ltd.
02/09/11	0.375%	4,995,573	4,995,573

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	3,000,000	3,000,000
Natixis Financial Products LLC
01/03/11	0.500%	2,000,000	2,000,000

Total			5,000,000

Repurchase Agreements (1.9%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $12,003,100 (e)
	0.300%	12,000,000	12,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,000,167 (e)
	0.400%	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

140  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,067 (e)
	0.160%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $923,650 (e)
	0.170%	923,637	923,637
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $2,000,042 (e)
	0.250%	2,000,000	2,000,000
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $10,000,417 (e)
	0.500%	10,000,000	10,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $10,000,375 (e)
	0.450%	10,000,000	10,000,000

Total			44,923,637

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $166,907,172)			$166,907,172

Total Investments
(Cost: $2,488,797,580)			$2,503,816,318
Other Assets & Liabilities, Net			(132,156,434)

Net Assets			$2,371,659,884

Investments in Derivatives

At December 31, 2010, $5,439,800 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at December 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Note, 5-year	(3,412)	$(401,656,375)	April 2011	$7,882,710	$—
U.S. Treasury Note, 10-year	(1,374)	(165,481,125)	March 2011	5,547,607	—

Total				$13,430,317	$—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $324,504,127 or 13.68% of net assets.

(b)	At December 31, 2010, security was partially or fully on loan.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,536	$1,648,749,387	$(1,604,638,284)	$—	$44,122,639	$302,087	$44,122,639

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  141

Portfolio of Investments (continued)

RiverSource VP – Limited Duration Bond Fund

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$60,476
Archer Daniels	622,162
ASB Finance Ltd	737,092
Banco Bilbao Vizcaya	1,989,747
Banco Bilbao Vizcaya Argentaria/New York NY	29,423
BP Capital Markets	369,776
BPCE	265,849
Central American Bank	2,304
Commonwealth Bank of Australia	374,322
Credit Agricole NA	614
Danske Corp	920,894
Electricite De France	1,524,917
European Investment Bank	2,051,815
Gdz Suez	316,745
Golden Funding Corp	21,805
Ing (US) Funding LLC	96
Natexis Banques	236,804
Nationwide Building	1,476,314
Natixis NY	115,200
Natixis US Finance Co	1,920
Prudential Plc	445,368
Silver Tower US Fund	5,760
Skandin Ens Banken	57,644
Societe Gen No Amer	959,512
Societe Generale NY	12,480
UBS Ag Stamford	961

Total market value of collateral securities	$12,600,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545

See accompanying Notes to Financial Statements.

142  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value
United States Treasury Inflation Indexed Bonds	$15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$942,110

Total market value of collateral securities	$942,110

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$185,131
Federal Home Loan Mortgage Corp	107,788
Federal National Mortgage Association	119,968
Government National Mortgage Association	1,627,119

Total market value of collateral securities	$2,040,006

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$4,566,830
Freddie Mac Gold Pool	5,633,170

Total market value of collateral securities	$10,200,000

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  143

Portfolio of Investments (continued)

RiverSource VP – Limited Duration Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$2,292,786,507	$—	$2,292,786,507

Total Bonds	—	2,292,786,507	—	2,292,786,507

Other
Affiliated Money Market Fund(c)	44,122,639	—	—	44,122,639
Investments of Cash Collateral Received for Securities on Loan	—	166,907,172	—	166,907,172

Total Other	44,122,639	166,907,172	—	211,029,811

Investments in Securities	44,122,639	2,459,693,679	—	2,503,816,318
Derivatives(d)
Assets
Futures Contracts	13,430,317	—	—	13,430,317

Total	$57,552,956	$2,459,693,679	$—	$2,517,246,635

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

See accompanying Notes to Financial Statements.

144  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  145

Portfolio of Investments
RiverSource VP – Strategic Income Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (51.8%)

AEROSPACE & DEFENSE (0.6%)
Bombardier, Inc. Senior Notes (a)(b)
03/15/18	7.500%	$1,200,000	$1,290,000
Embraer Overseas Ltd. (b)
01/15/20	6.375%	200,000	211,000
Esterline Technologies Corp. (a)
08/01/20	7.000%	80,000	82,800
Kratos Defense & Security Solutions, Inc. Senior Secured (b)
06/01/17	10.000%	1,040,000	1,151,800
Oshkosh Corp.
03/01/20	8.500%	1,247,000	1,368,583
TransDigm, Inc. Senior Subordinated Notes (a)(b)
12/15/18	7.750%	1,025,000	1,060,875

Total			5,165,058

AUTOMOTIVE (0.7%)
Accuride Corp. Senior Secured (a)(b)
08/01/18	9.500%	290,000	313,200
Cooper-Standard Automotive, Inc. (a)(b)
05/01/18	8.500%	1,500,000	1,586,250
Lear Corp. (b)
03/15/18	7.875%	575,000	613,813
03/15/20	8.125%	2,490,000	2,714,100
TRW Automotive, Inc. (a)(b)
12/01/17	8.875%	750,000	836,250

Total			6,063,613

BANKING (1.6%)
Bank of America Corp. Senior Unsecured
07/01/20	5.625%	4,615,000	4,688,868
Barclays Bank PLC (b) Senior Unsecured
04/07/15	3.900%	370,000	381,528
09/22/16	5.000%	305,000	322,751
Capital One Financial Corp. Senior Unsecured
09/15/11	5.700%	495,000	510,991
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	460,000	504,632
Fifth Third Bank Senior Unsecured (c)
05/17/13	0.394%	75,000	72,092
JPMorgan Chase & Co. Senior Unsecured
07/22/20	4.400%	760,000	747,940
KeyCorp Senior Unsecured
05/14/13	6.500%	405,000	439,715
Morgan Stanley Senior Unsecured
07/24/20	5.500%	2,690,000	2,717,637
Santander U.S. Debt SA Unipersonal Bank Guaranteed (a)
10/07/15	3.781%	3,700,000	3,469,537

Total			13,855,691

BROKERAGE (0.3%)
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	1,180,000	1,386,500
E*Trade Financial Corp. (b) Senior Unsecured
09/15/13	7.375%	300,000	298,500
12/01/15	7.875%	800,000	794,000

Total			2,479,000

BUILDING MATERIALS (0.8%)
Associated Materials LLC Senior Secured (a)
11/01/17	9.125%	545,000	572,250
Gibraltar Industries, Inc.
12/01/15	8.000%	1,700,000	1,714,875
Interface, Inc. Senior Notes (a)
12/01/18	7.625%	266,000	273,980
Norcraft Companies LP/Finance Corp. Senior Secured
12/15/15	10.500%	1,685,000	1,790,313
Nortek, Inc. Senior Secured
12/01/13	11.000%	555,000	591,075
Ply Gem Industries, Inc. Senior Secured (b)
06/15/13	11.750%	2,000,000	2,140,000

Total			7,082,493

CHEMICALS (2.1%)
Ashland, Inc. (b)
06/01/17	9.125%	1,380,000	1,590,450
CF Industries, Inc.
05/01/18	6.875%	320,000	342,400
05/01/20	7.125%	1,020,000	1,116,900
Celanese U.S. Holdings LLC (a)
10/15/18	6.625%	99,000	102,218
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	1,090,000	1,206,841
05/15/39	9.400%	255,000	370,115
Hexion U.S. Finance Corp./Nova Scotia ULC (a)(b) Secured
11/15/20	9.000%	490,000	518,175
Hexion U.S. Finance Corp./Nova Scotia ULC (b) Senior Secured
02/01/18	8.875%	3,090,000	3,302,437
Ineos Finance PLC Senior Secured (a)(b)
05/15/15	9.000%	1,630,000	1,744,100
Invista (a)
05/01/12	9.250%	506,000	513,797
LyondellBasell Industries Senior Secured (a)
11/01/17	8.000%	2,438,000	2,706,180
MacDermid, Inc. Senior Subordinated Notes (a)
04/15/17	9.500%	775,000	813,750
Momentive Performance Materials, Inc. Secured (a)
01/15/21	9.000%	820,000	865,100
Nalco Co. Senior Notes (a)(b)
01/15/19	6.625%	805,000	823,113
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	1,500,000	1,597,500
Polypore International, Inc. Senior Notes (a)
11/15/17	7.500%	950,000	969,000

Total			18,582,076

CONSTRUCTION MACHINERY (1.5%)
Case New Holland, Inc. Senior Notes (a)
12/01/17	7.875%	1,803,000	1,983,300
Manitowoc Co., Inc. (The) (b)
02/15/18	9.500%	1,230,000	1,346,850
11/01/20	8.500%	655,000	695,938
RSC Equipment Rental, Inc./Holdings III LLC Senior Secured (a)(b)
07/15/17	10.000%	1,140,000	1,279,650
Terex Corp. Senior Unsecured
06/01/16	10.875%	2,250,000	2,587,500
United Rentals North America, Inc.
06/15/16	10.875%	757,000	864,872
Senior Unsecured
12/15/19	9.250%	1,772,000	1,971,350
United Rentals North America, Inc. (b)
09/15/20	8.375%	1,930,000	1,963,775

Total			12,693,235

CONSUMER CYCLICAL SERVICES (0.4%)
Brickman Group Holdings, Inc. Senior Notes (a)
11/01/18	9.125%	379,000	383,737
Garda World Security Corp. Senior Unsecured (a)(b)
03/15/17	9.750%	1,185,000	1,273,875
West Corp. (a)
10/01/18	8.625%	630,000	667,800
West Corp. (a)(b) Senior Notes
01/15/19	7.875%	1,135,000	1,153,444

Total			3,478,856

CONSUMER PRODUCTS (1.2%)
ACCO Brands Corp. Senior Secured (b)
03/15/15	10.625%	690,000	776,250
Central Garden and Pet Co.
03/01/18	8.250%	2,005,000	2,050,112
Jarden Corp.
05/01/17	7.500%	2,000,000	2,107,500
Libbey Glass, Inc. Senior Secured (a)
02/15/15	10.000%	850,000	913,750
NBTY, Inc. (a)
10/01/18	9.000%	120,000	128,100
Sealy Mattress Co. (b)
06/15/14	8.250%	1,350,000	1,380,375
Spectrum Brands Holdings, Inc. Senior Secured (a)
06/15/18	9.500%	2,136,000	2,349,600
Visant Corp. Senior Notes (a)(b)
10/01/17	10.000%	817,000	866,020

Total			10,571,707

See accompanying Notes to Financial Statements.

146  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)
DIVERSIFIED MANUFACTURING (0.4%)
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$1,020,000	$1,082,475
CPM Holdings, Inc. Senior Secured (a)
09/01/14	10.625%	848,000	907,360
Pinafore LLC/Inc. Senior Secured (a)(b)
10/01/18	9.000%	205,000	222,425
SPX Corp. (a)
09/01/17	6.875%	756,000	803,250
WireCo WorldGroup, Inc. Senior Unsecured (a)
05/15/17	9.500%	600,000	636,000

Total			3,651,510

ELECTRIC (3.5%)
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	930,000	921,862
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	840,000	827,400
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	270,000	308,672
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	205,000	244,189
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	1,350,000	1,414,687
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	810,000	641,925
Energy Future Holdings Corp. Senior Secured (a)
01/15/20	10.000%	1,051,000	1,081,240
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	1,079,000	1,112,744
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	490,000	569,763
Majapahit Holding BV (a)(b)
08/07/19	8.000%	1,000,000	1,168,750
06/29/37	7.875%	540,000	621,000
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	489,401	494,295
NRG Energy, Inc.
01/15/17	7.375%	3,187,000	3,282,610
Nevada Power Co.
01/15/15	5.875%	1,905,000	2,124,258
05/15/18	6.500%	4,235,000	4,874,078
Nisource Finance Corp.
09/15/17	5.250%	3,410,000	3,582,164
Power Sector Assets & Liabilities Management Corp. (a) Government Guaranteed
05/27/19	7.250%	1,470,000	1,727,250
12/02/24	7.390%	510,000	595,318
Sierra Pacific Power Co.
05/15/16	6.000%	1,320,000	1,495,068
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	2,465,000	2,785,063
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	540,487

Total			30,412,823

ENTERTAINMENT (0.8%)
AMC Entertainment Holdings, Inc. Senior Subordinated Notes (a)(b)
12/01/20	9.750%	1,035,000	1,076,400
AMC Entertainment, Inc. (b)
06/01/19	8.750%	1,475,000	1,574,563
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)(b)
08/01/18	9.125%	430,000	457,950
Regal Cinemas Corp.
07/15/19	8.625%	1,900,000	2,014,000
Speedway Motorsports, Inc.
06/01/16	8.750%	1,600,000	1,728,000

Total			6,850,913

FOOD AND BEVERAGE (2.4%)
Anheuser-Busch InBev Worldwide, Inc. (a)
11/15/14	5.375%	6,285,000	6,924,518
01/15/19	7.750%	205,000	255,091
11/15/39	8.000%	335,000	447,577
Bumble Bee Foods LLC Senior Secured (b)
12/15/15	7.750%	966,000	1,104,747
Campbell Soup Co. Senior Unsecured
02/15/19	4.500%	90,000	95,130
ConAgra Foods, Inc. Senior Unsecured (b)
10/01/28	7.000%	395,000	442,803
Cott Beverages, Inc.
09/01/18	8.125%	413,000	445,007
Cott Beverages, Inc. (b)
11/15/17	8.375%	95,000	102,600
Darling International, Inc. (a)
12/15/18	8.500%	200,000	208,500
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	5,250,000	5,997,049
MHP SA (a)
04/29/15	10.250%	1,060,000	1,102,849
Michael Foods, Inc. Senior Notes (a)(b)
07/15/18	9.750%	835,000	905,975
Pinnacle Foods Finance LLC/Corp.
09/01/17	8.250%	780,000	797,550
U.S. Foodservice Senior Notes (a)(b)
06/30/15	10.250%	2,175,000	2,196,750

Total			21,026,146

GAMING (1.9%)
Boyd Gaming Corp. Senior Subordinated Notes
02/01/16	7.125%	419,000	376,053
Boyd Gaming Corp. (a)(b) Senior Notes
12/01/18	9.125%	2,219,000	2,207,905
Caesars Entertainment Operating Co., Inc. Senior Secured
12/15/18	10.000%	750,000	684,375
FireKeepers Development Authority Senior Secured (a)
05/01/15	13.875%	2,000,000	2,360,000
MGM Resorts International Senior Secured
11/15/17	11.125%	280,000	322,000
MGM Resorts International (b) Senior Unsecured
03/01/18	11.375%	2,308,000	2,504,180
Pinnacle Entertainment, Inc. (b)
05/15/20	8.750%	2,330,000	2,411,550
Pokagon Gaming Authority Senior Notes (a)
06/15/14	10.375%	1,885,000	1,965,112
Seneca Gaming Corp. (a)
12/01/18	8.250%	800,000	802,000
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	3,840,000	2,649,600
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	717,000	677,565

Total			16,960,340

GAS DISTRIBUTORS (0.2%)
Energy Transfer Equity LP
10/15/20	7.500%	1,765,000	1,835,600
Sempra Energy Senior Unsecured
06/01/16	6.500%	70,000	81,264

Total			1,916,864

GAS PIPELINES (0.7%)
El Paso Corp. Senior Unsecured
06/01/18	7.250%	62,000	65,720
El Paso Corp. (a) Senior Unsecured
09/15/20	6.500%	1,145,000	1,150,725
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	140,000	152,124
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	910,000	1,129,306
Regency Energy Partners LP/Finance Corp. (b)
06/01/16	9.375%	545,000	598,138
12/01/18	6.875%	480,000	486,600
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	180,000	206,215
Southern Star Central Corp. Senior Notes
03/01/16	6.750%	1,420,000	1,434,200
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	295,000	381,455
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	185,000	218,362

Total			5,822,845

HEALTH CARE (2.6%)
AMGH Merger Sub, Inc. (a)(b)
11/01/18	9.250%	794,000	833,700
American Renal Holdings Senior Secured (a)
05/15/18	8.375%	220,000	225,500
Apria Healthcare Group, Inc. Senior Secured
11/01/14	11.250%	695,000	759,287

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  147

Portfolio of Investments (continued)

RiverSource VP – Strategic Income Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

HEALTH CARE (CONT.)
Biomet, Inc. PIK
10/15/17	10.375%	$1,605,000	$1,753,462
ConvaTec Healthcare E SA Senior Unsecured (a)(b)
12/15/18	10.500%	2,045,000	2,073,119
HCA Holdings, Inc. Senior Unsecured (a)(b)
05/15/21	7.750%	515,000	515,000
HCA, Inc. Senior Secured
02/15/20	7.875%	669,000	715,830
09/15/20	7.250%	3,074,000	3,212,330
HCA, Inc. (b) Secured
11/15/16	9.250%	2,010,000	2,144,419
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	726,000	724,185
Healthsouth Corp. (b)
02/15/20	8.125%	1,683,000	1,809,225
IASIS Healthcare LLC/Capital Corp. (b)
06/15/14	8.750%	2,100,000	2,155,125
LifePoint Hospitals, Inc. (a)
10/01/20	6.625%	392,000	389,060
Multiplan, Inc. (a)
09/01/18	9.875%	1,034,000	1,098,625
Radiation Therapy Services, Inc. (a)
04/15/17	9.875%	593,000	593,000
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	1,265,000	1,296,625
inVentiv Health, Inc. (a)
08/15/18	10.000%	2,266,000	2,294,325

Total			22,592,817

HEALTHCARE INSURANCE (0.1%)
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	465,000	547,368

HOME CONSTRUCTION (0.3%)
Beazer Homes USA, Inc.
06/15/18	9.125%	1,050,000	1,036,875
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	1,470,000	1,506,750
KB Home
06/15/15	6.250%	540,000	534,600

Total			3,078,225

INDEPENDENT ENERGY (3.7%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	160,000	171,886
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	280,000	321,300
11/01/20	6.750%	310,000	311,550
Berry Petroleum Co. (b) Senior Subordinated Notes
11/01/16	8.250%	125,000	130,313
Brigham Exploration Co. (a)
10/01/18	8.750%	1,055,000	1,134,125
Carrizo Oil & Gas, Inc. (a)
10/15/18	8.625%	1,672,000	1,726,340
Chaparral Energy, Inc.
12/01/15	8.500%	845,000	859,787
Chesapeake Energy Corp.
08/15/20	6.625%	2,255,000	2,209,900
Comstock Resources, Inc.
10/15/17	8.375%	765,000	767,869
Concho Resources, Inc. Senior Notes
01/15/21	7.000%	763,000	782,075
Continental Resources, Inc. (a)(b)
04/01/21	7.125%	708,000	743,400
Denbury Resources, Inc.
02/15/20	8.250%	700,000	759,500
Denbury Resources, Inc. (b)
12/15/15	7.500%	1,500,000	1,548,750
EXCO Resources, Inc.
09/15/18	7.500%	1,625,000	1,588,437
EnCana Holdings Finance Corp.
05/01/14	5.800%	1,525,000	1,698,295
Forest Oil Corp. (b)
06/15/19	7.250%	1,946,000	1,975,190
Hilcorp Energy I LP/Finance Co. Senior Unsecured (a)(b)
11/01/15	7.750%	2,280,000	2,354,100
NAK Naftogaz Ukraine Government Guaranteed
09/30/14	9.500%	1,945,000	2,123,611
Nexen, Inc. (b) Senior Unsecured
03/10/35	5.875%	185,000	172,020
07/30/39	7.500%	245,000	266,436
Petrohawk Energy Corp.
08/01/14	10.500%	1,600,000	1,824,000
06/01/15	7.875%	930,000	968,362
08/15/18	7.250%	695,000	701,950
Pioneer Natural Resources Co. Senior Unsecured (b)
01/15/20	7.500%	415,000	455,463
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,050,000	1,102,500
Quicksilver Resources, Inc.
08/01/15	8.250%	2,200,000	2,282,500
Quicksilver Resources, Inc. (b)
08/15/19	9.125%	90,000	98,775
Range Resources Corp.
05/15/16	7.500%	1,000,000	1,037,500
05/15/19	8.000%	450,000	489,938
08/01/20	6.750%	865,000	892,031
Range Resources Corp. (b)
05/01/18	7.250%	1,000,000	1,055,000
XTO Energy, Inc. Senior Unsecured
04/15/12	7.500%	155,000	167,862

Total			32,720,765

INTEGRATED ENERGY (0.2%)
Lukoil International Finance BV (a)(b)
11/09/20	6.125%	1,200,000	1,201,821
Shell International Finance BV
03/25/40	5.500%	605,000	648,145

Total			1,849,966

LIFE INSURANCE (0.6%)
ING Groep NV (c)
12/29/49	5.775%	4,219,000	3,628,340
MetLife, Inc. Senior Unsecured (b)
06/01/16	6.750%	335,000	388,588
Prudential Financial, Inc. Senior Unsecured
06/15/19	7.375%	795,000	937,336

Total			4,954,264

LODGING (0.2%)
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured (b)
12/01/19	7.150%	210,000	229,950
Wyndham Worldwide Corp. Senior Unsecured
03/01/20	7.375%	1,500,000	1,646,250

Total			1,876,200

MEDIA CABLE (2.4%)
Bresnan Broadband Holdings LLC (a)(b)
12/15/18	8.000%	40,000	41,200
CCO Holdings LLC/Capital Corp. (b)
04/30/18	7.875%	1,000,000	1,035,000
04/30/20	8.125%	1,530,000	1,617,975
CSC Holdings LLC Senior Unsecured (b)
02/15/19	8.625%	1,440,000	1,627,200
Cablevision Systems Corp. Senior Unsecured (b)
09/15/17	8.625%	1,960,000	2,133,950
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	205,000	214,225
Comcast Corp.
08/15/37	6.950%	1,025,000	1,159,345
DIRECTV Holdings LLC/Financing Co., Inc.
06/15/15	6.375%	70,000	72,362
02/15/16	3.125%	3,190,000	3,147,464
DISH DBS Corp.
10/01/14	6.625%	2,000,000	2,075,000
Insight Communications Co., Inc. Senior Notes (a)
07/15/18	9.375%	420,000	449,400
Time Warner Cable, Inc.
07/01/38	7.300%	120,000	140,318
11/15/40	5.875%	1,950,000	1,929,252
Time Warner Cable, Inc. (b)
02/01/15	3.500%	445,000	457,232
Videotron Ltee
04/15/18	9.125%	1,905,000	2,124,075
Virgin Media Finance PLC (b)
10/15/19	8.375%	600,000	655,500
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	2,000,000	2,105,000

Total			20,984,498

MEDIA NON-CABLE (2.9%)
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,500,000	2,737,500
Entravision Communications Corp. Senior Secured (a)(b)
08/01/17	8.750%	1,770,000	1,862,925
Gray Television, Inc. Senior Secured (b)
06/29/15	10.500%	847,000	853,352
Intelsat Corp. Senior Unsecured
06/15/16	9.250%	2,610,000	2,818,800
Intelsat Jackson Holdings SA
06/15/16	11.250%	570,000	614,175

See accompanying Notes to Financial Statements.

148  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

MEDIA NON-CABLE (CONT.)
Intelsat Jackson Holdings SA (a)(b) Senior Unsecured
10/15/20	7.250%	$796,000	$803,960
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	1,747,000	2,043,990
News America, Inc.
12/15/35	6.400%	35,000	37,604
News America, Inc. (b)
03/15/33	6.550%	635,000	675,082
Nielsen Finance LLC/Co. (a)(b)
10/15/18	7.750%	2,642,000	2,734,470
Salem Communications Corp. Senior Secured
12/15/16	9.625%	516,000	546,960
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	2,095,000	2,278,312
Sirius XM Radio, Inc. (a) Senior Secured
09/01/15	9.750%	715,000	802,588
Sirius XM Radio, Inc. (a)(b)
04/01/15	8.750%	1,200,000	1,296,000
Umbrella Acquisition, Inc. (a) PIK
03/15/15	9.750%	159,361	172,110
Univision Communications, Inc. (a)(b)
05/15/21	8.500%	1,690,000	1,719,575
Senior Secured
11/01/20	7.875%	1,160,000	1,218,000
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	1,742,000	1,798,615

Total			25,014,018

METALS (1.6%)
ArcelorMittal (b) Senior Unsecured
10/15/39	7.000%	1,190,000	1,234,962
Arch Coal, Inc.
10/01/20	7.250%	100,000	105,125
Arch Coal, Inc. (b)
08/01/16	8.750%	1,770,000	1,929,300
Consol Energy, Inc. (a)
04/01/20	8.250%	2,441,000	2,636,280
FMG Resources August 2006 Propriety Ltd. (a) Senior Notes
02/01/16	6.375%	785,000	785,000
FMG Resources August 2006 Propriety Ltd. (a)(b) Senior Notes
11/01/15	7.000%	1,707,000	1,756,561
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	265,000	293,156
Novelis, Inc. (a)(b)
12/15/17	8.375%	1,155,000	1,195,425
12/15/20	8.750%	1,160,000	1,203,500
Rain CII Carbon LLC/Corp. Senior Secured (a)(b)
12/01/18	8.000%	985,000	1,031,787
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	1,415,000	1,436,225
United States Steel Corp. (b) Senior Unsecured
04/01/20	7.375%	357,000	362,355

Total			13,969,676

NON-CAPTIVE DIVERSIFIED (2.5%)
Ally Financial, Inc. (b)
03/15/20	8.000%	5,100,000	5,571,750
CIT Group, Inc. Senior Secured (b)
05/01/17	7.000%	6,660,000	6,676,650
Ford Motor Credit Co. LLC Senior Unsecured
04/15/15	7.000%	1,000,000	1,074,612
Ford Motor Credit Co. LLC (b) Senior Unsecured
01/15/20	8.125%	2,000,000	2,326,826
General Electric Capital Corp. Senior Unsecured
08/07/19	6.000%	300,000	333,777
01/10/39	6.875%	1,465,000	1,693,042
General Electric Capital Corp. (b) Senior Unsecured
01/08/20	5.500%	730,000	777,617
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	795,000	818,850
International Lease Finance Corp. (a) Senior Unsecured
03/15/17	8.750%	945,000	1,013,513
International Lease Finance Corp. (b) Senior Unsecured
09/01/17	8.875%	1,200,000	1,290,000

Total			21,576,637

OIL FIELD SERVICES (1.6%)
Bristow Group, Inc.
09/15/17	7.500%	1,110,000	1,171,050
Expro Finance Luxembourg SCA Senior Secured (a)(b)
12/15/16	8.500%	116,000	111,428
Frac Tech Services LLC/Finance, Inc. (a)
11/15/18	7.125%	805,000	817,075
Gazprom Via Gaz Capital SA Senior Unsecured (a)
04/11/18	8.146%	3,015,000	3,489,862
Halliburton Co. Senior Unsecured
09/15/18	5.900%	200,000	225,555
KazMunayGas National Co. (a) Senior Unsecured
07/02/18	9.125%	2,550,000	2,967,563
04/09/21	6.375%	900,000	892,125
Kazakhstan Temir Zholy Finance BV (a)(b)
10/06/20	6.375%	350,000	361,971
McJunkin Red Man Corp. Senior Secured (a)(b)
12/15/16	9.500%	1,070,000	1,008,475
Offshore Group Investments Ltd. Senior Secured (a)
08/01/15	11.500%	1,940,000	2,076,784
Precision Drilling Corp. (a)(b)
11/15/20	6.625%	280,000	284,900
Trinidad Drilling Ltd. Senior Unsecured (a)
01/15/19	7.875%	677,000	694,285
Weatherford International Ltd.
03/15/13	5.150%	4,000	4,243

Total			14,105,316

OTHER FINANCIAL INSTITUTIONS (0.1%)
Cardtronics, Inc.
09/01/18	8.250%	920,000	961,400

OTHER INDUSTRY (0.1%)
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	135,000	136,688
Interline Brands, Inc. (a)
11/15/18	7.000%	453,000	459,795

Total			596,483

PACKAGING (1.1%)
Ardagh Packaging Finance PLC (a)
10/15/20	9.125%	675,000	702,000
Senior Secured
10/15/17	7.375%	305,000	314,531
Ball Corp.
09/01/19	7.375%	540,000	580,500
Crown Americas LLC/Capital Corp. II (b)
05/15/17	7.625%	2,000,000	2,150,000
Greif, Inc. Senior Unsecured (b)
08/01/19	7.750%	1,800,000	1,971,000
Reynolds Group Issuer, Inc./LLC (a) Senior Secured
04/15/19	7.125%	787,000	800,773
Reynolds Group Issuer, Inc./LLC (a)(b)
05/15/18	8.500%	1,000,000	1,010,000
Senior Secured
10/15/16	7.750%	2,364,000	2,491,065

Total			10,019,869

PAPER (0.5%)
Cascades, Inc.
12/15/17	7.750%	2,710,000	2,825,175
Graphic Packaging International, Inc.
06/15/17	9.500%	1,370,000	1,495,012
Graphic Packaging International, Inc. (b)
10/01/18	7.875%	227,000	237,783
Verso Paper Holdings LLC/Inc. Secured
08/01/14	9.125%	145,000	149,350

Total			4,707,320

PHARMACEUTICALS (0.7%)
Mylan, Inc. (a)(b)
11/15/18	6.000%	925,000	908,812
Novartis Securities Investment Ltd.
02/10/19	5.125%	420,000	464,534
Patheon, Inc. Senior Secured (a)
04/15/17	8.625%	930,000	927,675
Roche Holdings, Inc. (a)
03/01/19	6.000%	765,000	889,572
Valeant Pharmaceuticals International (a)
10/01/20	7.000%	1,450,000	1,431,875
Valeant Pharmaceuticals International (a)(b)
10/01/17	6.750%	410,000	407,950
Warner Chilcott Co. LLC/Finance (a)(b)
09/15/18	7.750%	1,290,000	1,302,900
Wyeth
02/15/16	5.500%	195,000	220,598

Total			6,553,916

PROPERTY & CASUALTY (0.1%)
Liberty Mutual Group, Inc. (a)(c)
06/15/58	10.750%	475,000	574,750

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  149

Portfolio of Investments (continued)

RiverSource VP – Strategic Income Fund

	Coupon	Principal
Issuer	rate	amount		Value

Corporate Bonds & Notes (continued)
RAILROADS (0.2%)
CSX Corp. Senior Unsecured
04/15/41	5.500%		$1,105,000	$1,085,723
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%		325,000	364,806

Total				1,450,529

RETAILERS (0.8%)
Giraffe Acquisition Corp. Senior Unsecured (a)
12/01/18	9.125%		1,470,000	1,532,475
Michaels Stores, Inc. Senior Notes (a)(b)
11/01/18	7.750%		1,035,000	1,027,237
QVC, Inc. (a) Senior Secured
10/01/19	7.500%		1,365,000	1,440,075
10/15/20	7.375%		205,000	214,225
Rite Aid Corp. Senior Secured (b)
08/15/20	8.000%		655,000	682,019
Toys R Us Property Company II LLC Senior Secured
12/01/17	8.500%		1,800,000	1,935,000
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%		124,000	121,520

Total				6,952,551

SOVEREIGN (1.1%)
Morgan Stanley & Co., Inc. Senior Unsecured
10/22/20	11.500%	BRL	2,465,000	1,491,466
Uruguay Government International Bond
04/05/27	4.250%	UYU	31,835,248	1,769,750
06/26/37	3.700%	UYU	22,855,277	1,144,888
PIK
01/15/33	7.875%		2,775,000	3,343,875
Vnesheconombank Via VEB Finance Ltd. Bank Guaranteed (a)
11/22/25	6.800%		1,690,000	1,704,477

Total				9,454,456

SUPRANATIONAL (0.8%)
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	220,000,000	2,927,079
European Investment Bank Senior Unsecured
06/20/17	1.400%	JPY	175,000,000	2,240,459
Nordic Investment Bank Senior Unsecured
04/27/17	1.700%	JPY	120,000,000	1,560,030

Total				6,727,568

TECHNOLOGY (1.6%)
Amkor Technology, Inc. Senior Unsecured (b)
05/01/18	7.375%		810,000	842,400
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%		160,000	177,201
01/15/40	5.500%		510,000	532,783
First Data Corp. PIK
09/24/15	10.550%		60,000	56,850
First Data Corp. (a) Senior Secured
01/15/21	8.250%		1,203,000	1,154,880
First Data Corp. (a)(b) Senior Notes
01/15/21	12.625%		1,868,000	1,783,940
Senior Secured
08/15/20	8.875%		1,200,000	1,266,000
First Data Corp. (b)
09/24/15	9.875%		210,000	200,025
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%		660,000	726,000
Interactive Data Corp. (a)
08/01/18	10.250%		1,405,000	1,538,475
NXP BV/Funding LLC Senior Secured (a)
08/01/18	9.750%		2,435,000	2,748,506
Oracle Corp. (a) Senior Notes
07/15/40	5.375%		1,020,000	1,030,835
Oracle Corp. (b) Senior Unsecured
04/15/38	6.500%		215,000	250,587
SunGard Data Systems, Inc. Senior Unsecured (a)
11/15/18	7.375%		1,735,000	1,743,675

Total				14,052,157

TRANSPORTATION SERVICES (0.5%)
Aeropuertos Argentina 2000 SA Senior Secured (a)
12/01/20	10.750%		700,000	742,797
Avis Budget Car Rental LLC/Finance, Inc. (a)
01/15/19	8.250%		1,015,000	1,022,612
ERAC USA Finance LLC (a)
07/01/13	2.750%		290,000	294,649
ERAC USA Finance LLC (a)(b)
10/01/20	5.250%		270,000	273,739
Hertz Corp. (The) (a)(b)
10/15/18	7.500%		960,000	1,000,800
01/15/21	7.375%		1,172,000	1,195,440

Total				4,530,037

WIRELESS (2.6%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)
05/01/17	7.750%		1,500,000	1,638,750
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%		480,000	529,299
Cellco Partnership/Verizon Wireless Capital LLC (b) Senior Unsecured
11/15/18	8.500%		295,000	386,022
Clearwire Communications LLC/Finance, Inc. (a)(b) Senior Secured
12/01/15	12.000%		1,528,000	1,650,240
12/01/17	12.000%		380,000	393,300
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%		3,550,000	3,683,125
MetroPCS Wireless, Inc.
09/01/18	7.875%		1,605,000	1,661,175
11/15/20	6.625%		975,000	928,688
Nextel Communications, Inc. (b)
08/01/15	7.375%		948,000	949,185
SBA Telecommunications, Inc.
08/15/19	8.250%		2,250,000	2,458,125
Sprint Capital Corp. (b)
05/01/19	6.900%		255,000	251,813
Sprint Nextel Corp. Senior Unsecured (b)
08/15/17	8.375%		4,097,000	4,394,032
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		720,000	699,381
Wind Acquisition Finance SA (a)(b) Secured
07/15/17	11.750%		1,800,000	2,029,500
Senior Secured
02/15/18	7.250%		1,040,000	1,055,600
Wind Acquisition Finance SA (d)(e)(f) Escrow
07/15/17	0.000%		1,800,000	—

Total				22,708,235

WIRELINES (3.8%)
AT&T, Inc. Senior Unsecured
02/15/39	6.550%		1,545,000	1,681,661
BellSouth Corp. Senior Unsecured
09/15/14	5.200%		1,000,000	1,091,685
British Telecommunications PLC Senior Unsecured
01/15/18	5.950%		275,000	300,993
Cincinnati Bell, Inc.
10/15/17	8.250%		858,000	849,420
Cincinnati Bell, Inc. (b)
10/15/20	8.375%		835,000	801,600
Embarq Corp. Senior Unsecured
06/01/36	7.995%		280,000	305,726
Frontier Communications Corp. Senior Unsecured (b)
04/15/20	8.500%		2,340,000	2,556,450
ITC Deltacom, Inc. Senior Secured
04/01/16	10.500%		922,000	1,002,675
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%		750,000	772,500
Level 3 Financing, Inc.
02/15/17	8.750%		2,635,000	2,424,200
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%		1,450,000	1,547,875
PAETEC Holding Corp. (a)(b) Senior Unsecured
12/01/18	9.875%		965,000	991,538
PAETEC Holding Corp. (b)
07/15/15	9.500%		107,000	110,745
Qtel International Finance Ltd. (a)
02/16/21	4.750%		1,000,000	968,225
10/19/25	5.000%		1,100,000	1,033,384
Qwest Communications International, Inc. (a)(b)
04/01/18	7.125%		3,900,000	4,036,500
Qwest Corp. Senior Unsecured
10/01/14	7.500%		3,000,000	3,360,000
Telefonica Emisiones SAU
04/27/15	3.729%		2,490,000	2,470,125
06/20/16	6.421%		320,000	349,757
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%		1,350,000	1,514,884

See accompanying Notes to Financial Statements.

150  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount		Value

Corporate Bonds & Notes (continued)

WIRELINES (CONT.)
Windstream Corp.
08/01/16	8.625%		$3,900,000	$4,104,750
tw telecom holdings, inc. (b)
03/01/18	8.000%		600,000	637,500

Total				32,912,193

Total Corporate Bonds & Notes
(Cost: $435,648,087)				$452,084,384

Residential Mortgage-Backed Securities — Agency (4.6%)

Federal National Mortgage Association (g)
10/01/39	4.000%		$582,986	$580,535
03/01/39-06/01/40	4.500%		1,196,096	1,228,888
04/01/38-
05/01/40	5.000%		8,420,284	8,893,151
04/01/38	5.500%		1,618,919	1,733,141
11/01/37-08/01/38	6.000%		6,101,237	6,637,620
Federal National Mortgage Association (g)(j)
01/01/41	4.500%		12,900,000	13,240,637
Federal National Mortgage Association (g)(k)
08/01/39	5.500%		4,525,745	4,862,736
Government National Mortgage Association (g)
04/15/40	4.500%		2,928,507	3,044,408

Total				40,221,116

Total Residential Mortgage-Backed Securities — Agency
(Cost: $40,009,961)				$40,221,116

Commercial Mortgage-Backed Securities (2.4%)

Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4 (g)
01/12/45	5.471%		$3,440,000	$3,690,742
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (g)
06/15/38	5.826%		2,000,000	2,162,114
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (g)
07/10/39	4.751%		500,000	527,275
Greenwich Capital Commercial Funding Corp. (g) Series 2004-GG1 Class A7
06/10/36	5.317%		1,936,000	2,088,161
Series 2007-GG9 Class A4
03/10/39	5.444%		2,200,000	2,317,873
Morgan Stanley Capital I (g) Series 2005-HQ5 Class A4
01/14/42	5.168%		2,635,000	2,820,095
Series 2005-IQ10 Class A4A
09/15/42	5.230%		500,000	536,060
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(h)
08/12/45	6.002%		2,350,000	2,512,730
Wachovia Bank Commercial Mortgage Trust (g) Series 2005-C20 Class A7
07/15/42	5.118%		1,800,000	1,932,549
Series 2006-C27 Class A3
07/15/45	5.765%		1,875,000	2,017,012

Total Commercial Mortgage-Backed Securities
(Cost: $19,884,662)				$20,604,611

U.S. Treasury Obligations (10.6%)

U.S. Treasury Note
05/15/12	1.375%		$18,500,000	$18,745,699
U.S. Treasury Note (b)
04/15/13	1.750%		12,950,000	13,247,462
04/30/15	2.500%		27,000,000	27,913,356
11/30/15	1.375%		7,165,000	6,962,926
11/15/20	2.625%		7,965,000	7,513,233
08/15/40	3.875%		3,505,000	3,228,434
U.S. Treasury Note (b)(k)
02/15/20	3.625%		13,950,000	14,477,477

Total U.S. Treasury Obligations
(Cost: $91,650,463)				$92,088,587

Foreign Government Obligations (24.0%)

ARGENTINA (0.7%)
Argentina Bonos Senior Unsecured
09/12/13	7.000%		$1,490,000	$1,497,782
10/03/15	7.000%		800,000	770,000
Argentina Government International Bond Senior Unsecured
12/31/33	8.280%		2,048,998	1,900,446
Argentina Government International Bond (l) Senior Unsecured
12/15/35	0.000%		5,000,000	757,500
Provincia de Cordoba Senior Unsecured (a)
08/17/17	12.375%		1,270,000	1,320,800

Total				6,246,528

AUSTRALIA (0.9%)
Treasury Corp. of Victoria Local Government Guaranteed
11/15/16	5.750%	AUD	5,620,000	5,704,860
06/15/20	6.000%	AUD	2,175,000	2,211,842

Total				7,916,702

BRAZIL (1.7%)
Brazilian Government International Bond
01/20/34	8.250%		4,560,000	6,076,200
Senior Unsecured
01/17/17	6.000%		2,000,000	2,263,000
01/05/22	12.500%	BRL	4,300,000	3,074,202
Petrobras International Finance Co. (b)
03/15/19	7.875%		2,880,000	3,404,650

Total				14,818,052

BULGARIA (—%)
Bulgaria Government International Bond Senior Unsecured (a)
01/15/15	8.250%		330,000	386,925

CANADA (1.5%)
Canadian Government Bond
06/01/18	4.250%	CAD	5,790,000	6,345,373
06/01/19	3.750%	CAD	6,000,000	6,339,583

Total				12,684,956

CHILE (0.2%)
Corp. Nacional del Cobre de Chile (a)
01/15/19	7.500%		1,380,000	1,679,925

CHINA (0.3%)
China Government International Bond Senior Unsecured
10/29/13	4.750%		2,695,000	2,917,901

COLOMBIA (0.5%)
Colombia Government International Bond Senior Unsecured
05/21/24	8.125%		2,085,000	2,632,313
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		1,750,000	2,021,250

Total				4,653,563

CROATIA (0.1%)
Croatia Government International Bond Senior Unsecured (a)
07/14/20	6.625%		505,000	522,675

DOMINICAN REPUBLIC (0.1%)
Dominican Republic International Bond Senior Unsecured (a)
05/06/21	7.500%		775,000	833,125

FINLAND (0.2%)
Finland Government Bond Senior Unsecured
07/04/15	4.250%		1,065,000	1,562,858

FRANCE (0.9%)
France Government Bond OAT
04/25/13	4.000%	EUR	1,110,000	1,580,729
04/25/19	4.250%	EUR	3,380,000	4,879,945
04/25/29	5.500%	EUR	950,000	1,545,745

Total				8,006,419

GERMANY (1.3%)
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	4,155,000	6,168,055
01/04/19	3.750%	EUR	3,755,000	5,374,827

Total				11,542,882

INDONESIA (1.8%)
Indonesia Government International Bond (a) Senior Unsecured
04/20/15	7.250%		4,045,000	4,682,087
03/13/20	5.875%		5,185,000	5,651,650
Indonesia Treasury Bond Senior Unsecured
09/15/19	11.500%	IDR	7,800,000,000	1,077,922
09/15/25	11.000%	IDR	35,150,000,000	4,576,726

Total				15,988,385

IRELAND (0.1%)
Ireland Government Bond Senior Unsubordinated Notes
10/18/18	4.500%		930,000	937,578

ITALY (1.0%)
Italy Buoni Poliennali Del Tesoro
06/15/15	3.000%	EUR	820,000	1,063,958
08/01/18	4.500%	EUR	5,840,000	7,837,360

Total				8,901,318

JAPAN (0.4%)
Japan Government 10-Year Bond Senior Unsecured
09/20/18	1.500%	JPY	260,000,000	3,368,884

LITHUANIA (0.1%)
Lithuania Government International Bond Senior Unsecured (a)
09/14/17	5.125%		700,000	691,250

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  151

Portfolio of Investments (continued)

RiverSource VP – Strategic Income Fund

	Coupon	Principal
Issuer	rate	amount		Value

Foreign Government Obligations (continued)
MALAYSIA (0.2%)
Penerbangan Malaysia Bhd Government Guaranteed
03/15/16	5.625%		$135,000	$150,242
Penerbangan Malaysia Bhd (a) Government Guaranteed
03/15/16	5.625%		470,000	524,337
Petronas Capital Ltd. (a)
08/12/19	5.250%		600,000	642,516

Total				1,317,095

MEXICO (2.4%)
Mexican Bonos
12/13/18	8.500%	MXN	34,180,000	3,064,104
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%		4,290,000	4,386,525
Mexico Government International Bond (b) Senior Unsecured
01/15/20	5.125%		4,670,000	4,868,475
Pemex Project Funding Master Trust
03/01/18	5.750%		5,420,000	5,794,993
01/21/21	5.500%		2,800,000	2,835,000

Total				20,949,097

NEW ZEALAND (0.4%)
New Zealand Government Bond Senior Unsecured
04/15/13	6.500%	NZD	1,655,000	1,357,657
05/15/21	6.000%	NZD	2,540,000	1,989,352

Total				3,347,009

NORWAY (0.7%)
Norway Government Bond
05/19/17	4.250%	NOK	33,670,000	6,083,066

PANAMA (0.4%)
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		3,340,000	3,724,100

PERU (0.5%)
Peruvian Government International Bond Senior Unsecured
05/03/16	8.375%		1,710,000	2,111,850
07/21/25	7.350%		1,210,000	1,471,965
Peruvian Government International Bond (a) Senior Unsecured
08/12/20	7.840%	PEN	1,300,000	528,620

Total				4,112,435

PHILIPPINES (0.6%)
Philippine Government International Bond Senior Unsecured (b)
01/20/20	6.500%		4,310,000	4,978,050

POLAND (0.6%)
Poland Government Bond
10/24/15	6.250%	PLN	11,680,000	4,094,501
10/25/19	5.500%	PLN	4,000,000	1,312,642
Poland Government International Bond Senior Unsecured
07/15/19	6.375%		200,000	224,042

Total				5,631,185

QATAR (0.2%)
Qatari Diar Finance QSC Government Guaranteed (a)
07/21/20	5.000%		1,500,000	1,492,878

RUSSIAN FEDERATION (1.5%)
Gazprom Via Gazprom International SA (a)
02/01/20	7.201%		1,431,866	1,521,358
Russian Foreign Bond — Eurobond (a)
03/31/30	7.500%		7,518,000	8,683,290
Senior Unsecured
04/29/15	3.625%		2,100,000	2,102,730
03/31/30	7.500%		443,025	512,358

Total				12,819,736

SOUTH AFRICA (0.4%)
South Africa Government Bond
09/15/17	8.250%	ZAR	16,635,000	2,558,034
South Africa Government International Bond Senior Unsecured
03/09/20	5.500%		1,180,000	1,255,225

Total				3,813,259

SWEDEN (0.9%)
Sweden Government Bond
08/12/17	3.750%	SEK	45,765,000	7,099,813
12/01/20	5.000%	SEK	7,000,000	1,192,304

Total				8,292,117

TRINIDAD AND TOBAGO (0.1%)
Petroleum Co. of Trinidad & Tobado Ltd. Senior Unsecured (a)
08/14/19	9.750%		490,000	589,662

TURKEY (1.1%)
Turkey Government International Bond Senior Unsecured
09/26/16	7.000%		3,355,000	3,858,250
03/30/21	5.625%		1,900,000	1,976,000
02/05/25	7.375%		3,220,000	3,815,700

Total				9,649,950

UNITED KINGDOM (1.2%)
United Kingdom Gilt
09/07/16	4.000%	GBP	1,365,000	2,294,294
03/07/18	5.000%	GBP	3,100,000	5,491,089
03/07/25	5.000%	GBP	1,400,000	2,450,180

Total				10,235,563

VENEZUELA (1.0%)
Petroleos de Venezuela SA
04/12/17	5.250%		4,160,000	2,381,600
Senior Unsecured
10/28/16	5.125%		300,000	157,492
Venezuela Government International Bond Senior Unsecured
09/15/27	9.250%		2,520,000	1,877,400
Venezuela Government International Bond (a) Senior Unsecured
05/07/23	9.000%		6,086,000	4,138,480

Total				8,554,972

Total Foreign Government Obligations
(Cost: $200,355,593)				$209,250,100

Municipal Bonds (0.1%)

State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%		$640,000	$665,990

Total Municipal Bonds
(Cost: $682,156)				$665,990

	Coupon	Principal
Borrower	rate	amount		Value

Senior Loans (h) (0.9%)

AEROSPACE & DEFENSE (0.1%)
TASC, Inc. Tranche B Term Loan (c)(i)
TBD	TBD		$249,370	$249,869
TransDigm, Inc. Term Loan (c)
12/06/16	5.000%		200,000	201,794

Total				451,663

AUTOMOTIVE (—%)
Autotrader.com, Inc. Tranche B Term Loan (c)
12/15/16	4.750%		150,000	150,687

BUILDING MATERIALS (0.1%)
Goodman Global, Inc. 1st Lien Term Loan (c)(i)
TBD	TBD		374,063	375,525

CHEMICALS (0.2%)
Celanese U.S. Holdings LLC Term Loan (c)
04/02/14	0.261-1.500%		400,000	398,228
Hexion Specialty Chemicals, Inc. Tranche C4A Term Loan (c)
05/05/13	2.563%		375,000	368,205
PQ Corp. 1st Lien Term Loan (c)(i)
TBD	TBD		324,169	311,260
Styron SARL Term Loan (c)(i)
TBD	TBD		222,152	225,207

Total				1,302,900

CONSUMER CYCLICAL SERVICES (—%)
Affinion Group, Inc. Tranche B Term Loan (c)(i)
TBD	TBD		99,749	99,375
Live Nation Entertainment, Inc. Tranche B Term Loan (c)
11/07/16	4.500%		225,000	224,532

Total				323,907

CONSUMER PRODUCTS (—%)
Amscan Holdings, Inc. (c) Term Loan
12/02/17	6.750-7.500%		1,150,000	265,018
Amscan Holdings, Inc. (c)(i) Term Loan
TBD	TBD		149,625	34,481

Total				299,499

ENTERTAINMENT (—%)
Six Flags Theme Parks, Inc. Tranche B Term Loan (c)
06/30/16	5.500%		125,000	125,976

See accompanying Notes to Financial Statements.

152  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (h) (continued)
FOOD AND BEVERAGE (0.1%)
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (c)
12/18/17	5.250%	$75,000	$75,141
Earthbound Holdings III LLC Term Loan (c)
12/21/16	7.250%	375,000	377,580
Pierre Foods, Inc. 1st Lien Term Loan (c)(i)
TBD	TBD	199,500	199,334

Total			652,055

HEALTH CARE (0.2%)
Community Health Systems, Inc. (c) Delayed Draw Term Loan
07/25/14	2.544%	18,308	17,841
Term Loan
07/25/14	2.544%	356,692	347,596
ConvaTec, Inc. Term Loan (c)
12/22/16	5.750%	300,000	302,625
Health Management Associates, Inc. Tranche B Term Loan (c)
02/28/14	2.053%	200,000	196,200
MedAssets, Inc. Term Loan (c)
11/16/16	5.250%	300,000	301,125
Res-Care, Inc. Tranche B Term Loan (c)
12/22/16	6.250%	100,000	98,000

Total			1,263,387

LIFE INSURANCE (—%)
CNO Financial Group, Inc. Term Loan (c)
09/30/16	7.500%	300,000	301,950

MEDIA CABLE (—%)
Bresnan Broadband Holdings LLC Tranche B Term Loan (c)
12/14/17	4.500%	100,000	100,443
WideOpenWest Finance LLC 1st Lien Term Loan (c)(i)
TBD	TBD	250,000	231,625

Total			332,068

MEDIA NON-CABLE (—%)
Getty Images, Inc. Term Loan (c)
11/07/16	5.250-6.000%	75,000	75,563

OTHER INDUSTRY (—%)
Illumination Detection Systems Term Loan (c)
11/23/16	6.000%	225,000	226,125

PACKAGING (0.1%)
Berry Plastics Tranche C Term Loan (c)
04/03/15	2.284%	150,000	141,477
Bway Holding Co. Tranche B Term Loan (c)(i)
TBD	TBD	229,039	230,042
Graham Packaging Co. LP Tranche C Term Loan (c)(i)
TBD	TBD	288,063	291,364
ICL Industrial Containers ULC/ICL Contenants Industriels ULC Tranche C Term Loan (c)(i)
TBD	TBD	20,335	20,424

Total			683,307

RETAILERS (0.1%)
Michaels Stores, Inc. Tranche B1 Term Loan (c)
10/31/13	2.563%	315,952	307,144
Pep Boys-Manny, Moe & Jack (The) (c)(i) Term Loan
TBD	TBD	199,638	194,897
PetCo Animal Supplies, Inc. (c) Term Loan
11/24/17	6.000%	200,000	199,834
PetCo Animal Supplies, Inc. (c)(i) Term Loan
TBD	TBD	225,000	224,813

Total			926,688

SUPERMARKETS (—%)
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan (c)
06/13/12	8.750%	250,000	251,875

TECHNOLOGY (—%)
SunGard Data Systems, Inc. Tranche B Term Loan (c)(i)
TBD	TBD	244,500	242,666
Syniverse Holdings, Inc. (c)(i) Term Loan
TBD	TBD	75,000	75,844

Total			318,510

Total Senior Loans
(Cost: $8,020,664)			$8,061,685

	Shares	Value

Money Market Fund (6.2%)

Columbia Short-Term Cash Fund, 0.229% (m)(n)	54,155,709	$54,155,709

Total Money Market Fund
(Cost: $54,155,709)		$54,155,709

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (16.4%)

Asset-Backed Commercial Paper (0.6%)
Rheingold Securitization
02/16/11	0.521%	$4,993,355	$4,993,355

Certificates of Deposit (10.4%)
Bank of Nova Scotia
01/03/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
02/22/11	0.300%	2,498,085	2,498,085
Barclays Bank PLC
02/23/11	0.425%	5,000,000	5,000,000
Credit Industrial et Commercial
02/22/11	0.395%	5,000,000	5,000,000
DZ Bank AG
01/18/11	0.345%	1,998,812	1,998,812
02/10/11	0.400%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	5,000,000	5,000,000
KBC Bank NV
01/24/11	0.450%	6,000,000	6,000,000
La Banque Postale
02/17/11	0.365%	6,000,000	6,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	6,000,027	6,000,027
Mitsubishi UFJ Trust and Banking Corp.
01/06/11	0.330%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	5,000,000	5,000,000
Natixis
03/07/11	0.440%	5,000,000	5,000,000
Norinchukin Bank
02/08/11	0.330%	2,000,000	2,000,000
03/02/11	0.350%	5,000,125	5,000,125
Pohjola Bank PLC
03/14/11	0.610%	5,000,000	5,000,000
Societe Generale
02/17/11	0.310%	4,996,042	4,996,042
Sumitomo Trust & Banking Co., Ltd.
02/04/11	0.400%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	6,000,000	6,000,000

Total			90,493,091

Commercial Paper (1.1%)
Macquarie Bank Ltd.
02/09/11	0.375%	4,995,573	4,995,573
Suncorp Metway Ltd.
01/10/11	0.400%	4,998,167	4,998,167

Total			9,993,740

Other Short-Term Obligations (0.1%)
Natixis Financial Products LLC
01/03/11	0.500%	1,500,000	1,500,000

Repurchase Agreements (4.2%)
G.X. Clarke and Company dated 12/31/10, matures 01/03/11,
repurchase price $10,000,208 (o)	0.250%	10,000,000	10,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11,
repurchase price $4,398,110 (o)	0.170%	4,398,048	4,398,048
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11,
repurchase price $2,000,042 (o)	0.250%	2,000,000	2,000,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  153

Portfolio of Investments (continued)

RiverSource VP – Strategic Income Fund

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11,
repurchase price $15,000,313 (o)	0.250%	$15,000,000	$15,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11,
repurchase price $5,000,208 (o)	0.500%	5,000,000	5,000,000

Total			36,398,048

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $143,378,234)			$143,378,234

Total Investments
(Cost: $993,785,529)			$1,020,510,416
Other Assets & Liabilities, Net			(148,514,882)

Net Assets			$871,995,534

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
U.S. Treasury Long Bond, 20-year	174	$21,249,750	March 2011	$—	$(678,823)
U.S. Treasury Note, 2-year	262	57,353,438	April 2011	—	(33,146)
U.S. Treasury Note, 5-year	(23)	(2,707,531)	April 2011	—	(19,081)
U.S. Treasury Note, 10-year	(755)	(90,930,313)	March 2011	2,216,680	—
U.S. Treasury Ultra Bond, 30-year	149	18,936,969	March 2011	—	(217,904)

Total				$2,216,680	$(948,954)

Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
UBS Securities	Jan. 7, 2011	4,480,000		3,406,637		$—	$(80,404)
		(NZD	)	(USD	)

State Street Bank & Trust Co.	Jan. 11, 2011	4,000,000		5,272,620		—	(74,689)
		(EUR	)	(USD	)

HSBC Securities (USA), Inc.	Jan. 12, 2011	10,241,000		10,587,804		—	(383,559)
		(CHF	)	(USD	)

Goldman, Sachs & Co.	Jan. 12, 2011	3,274,000		4,299,581		—	(77,204)
		(EUR	)	(USD	)

J.P. Morgan Securities, Inc.	Jan. 12, 2011	530,459,000		6,340,463		—	(195,035)
		(JPY	)	(USD	)

State Street Bank & Trust Co.	Jan. 12, 2011	6,321,182		6,387,000		197,486	—
		(USD	)	(AUD	)

HSBC Securities (USA), Inc.	Jan. 12, 2011	10,765,586		64,008,000		224,259	—
		(USD	)	(NOK	)

UBS Securities	Jan. 12, 2011	4,307,619		5,701,000		128,442	—
		(USD	)	(NZD	)

Total						$550,187	$(810,891)

See accompanying Notes to Financial Statements.

154  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Principal amounts are denominated in United States Dollars unless otherwise noted.
Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $205,750,333 or 23.60% of net assets.

(b)	At December 31, 2010, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2010.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At December 31, 2010, the value of these securities amounted to $0, which represents 0.00% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2010 was $0, representing 0.00% of net assets. Information concerning such security holdings at December 31, 2010 was as follows:

Acquisition
Security	dates	Cost
Wind Acquisition Finance SA Escrow	11-15-10	$—

(f)	Negligible market value.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)	Represents a security purchased on a when-issued or delayed delivery basis.

(k)	At December 31, 2010, investments in securities included securities valued at $1,712,117 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.

(m)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(n)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$24,558	$748,091,208	$(693,960,057)	$—	$54,155,709	$84,442	$54,155,709

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

G.X. Clarke and Company (0.250%)
Security description	Value
Federal Farm Credit Bank	$5,325
Federal Home Loan Banks	56,773
Federal Home Loan Mortgage Corp	42,340
Federal National Mortgage Association	28,649
Tennessee Valley Authority	3,012
United States Treasury Bill	2,187,173
United States Treasury Note/Bond	7,871,562
United States Treasury Strip Coupon	3,878
United States Treasury Strip Principal	1,409

Total market value of collateral securities	$10,200,121

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  155

Portfolio of Investments (continued)

RiverSource VP – Strategic Income Fund

Notes to Portfolio of Investments (continued)

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$4,486,009

Total market value of collateral securities	$4,486,009

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$384,128
Freddie Mac REMICS	1,655,876

Total market value of collateral securities	$2,040,004

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$1,388,482
Federal Home Loan Mortgage Corp	808,413
Federal National Mortgage Association	899,758
Government National Mortgage Association	12,203,390

Total market value of collateral securities	$15,300,043

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Abbreviation Legend

PIK	Payment-in-Kind
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	Pound Sterling
IDR	Indonesioan Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
UYU	Uruguay Pesos
ZAR	South African Rand

See accompanying Notes to Financial Statements.

156  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  157

Portfolio of Investments (continued)

RiverSource VP – Strategic Income Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes
Sovereign	$—	$7,962,990	$1,491,466	$9,454,456
All Other Industries	—	442,629,928	—	442,629,928
Residential Mortgage-Backed Securities — Agency	13,240,637	26,980,479	—	40,221,116
Commercial Mortgage-Backed Securities	—	20,604,611	—	20,604,611
U.S. Treasury Obligations	92,088,587	—	—	92,088,587
Foreign Government Obligations	—	209,250,100	—	209,250,100
Municipal Bonds	—	665,990	—	665,990

Total Bonds	105,329,224	708,094,098	1,491,466	814,914,788

Other
Senior Loans	—	8,061,685	—	8,061,685
Affiliated Money Market Fund(c)	54,155,709	—	—	54,155,709
Investments of Cash Collateral Received for Securities on Loan	—	143,378,234	—	143,378,234

Total Other	54,155,709	151,439,919	—	205,595,628

Investments in Securities	159,484,933	859,534,017	1,491,466	1,020,510,416
Derivatives(d)
Assets
Futures Contracts	2,216,680	—	—	2,216,680
Forward Foreign Currency Exchange Contracts	—	550,187	—	550,187
Liabilities
Futures Contracts	(948,954)	—	—	(948,954)
Forward Foreign Currency Exchange Contracts	—	(810,891)	—	(810,891)

Total	$160,752,659	$859,273,313	$1,491,466	$1,021,517,438

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes
Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	(476)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	18,979
Sales	—
Purchases	1,472,963
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of December 31, 2010	$1,491,466

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2010 was $18,979.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

See accompanying Notes to Financial Statements.

158  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  159

Portfolio of Investments
VP – AllianceBernstein International Value Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (96.6%)

AUSTRALIA (3.5%)
Australia & New Zealand Banking Group Ltd.	131,400	$3,134,769
Boral Ltd. (a)	963,100	4,752,716
Challenger Ltd.	753,200	3,616,859
Incitec Pivot Ltd. (a)	1,753,400	7,094,136
Macquarie Group Ltd. (a)	63,200	2,389,789
National Australia Bank Ltd.	823,200	19,933,201
Telstra Corp., Ltd.	1,235,900	3,522,986

Total		44,444,456

AUSTRIA (0.7%)
OMV AG (a)	211,500	8,817,644

BELGIUM (1.7%)
Delhaize Group SA	204,100	15,079,917
KBC Groep NV (a)(b)	189,983	6,476,217

Total		21,556,134

BERMUDA (0.8%)
Esprit Holdings Ltd.	2,219,900	10,568,232

BRAZIL (1.0%)
Banco do Brasil SA	15,600	295,095
Rossi Residencial SA	107,500	957,209
Vale SA, ADR (a)	373,400	11,284,148

Total		12,536,452

CANADA (6.0%)
Agrium, Inc.	132,800	12,182,875
Lundin Mining Corp. (b)	875,700	6,374,155
Magna International, Inc., Class A (b)	76,063	3,958,723
National Bank of Canada	109,400	7,515,629
Nexen, Inc.	611,874	13,987,094
Penn West Energy Trust Unit	380,430	9,093,093
Quebecor, Inc., Class B	83,100	3,134,371
Suncor Energy, Inc.	297,900	11,433,339
Toronto-Dominion Bank (The)	94,700	7,049,804

Total		74,729,083

CAYMAN ISLANDS (0.2%)
Daphne International Holdings Ltd. (a)	2,420,000	2,266,804

CHINA (0.6%)
Bank of China Ltd., Series H (a)	7,395,300	3,901,278
China Petroleum & Chemical Corp., Series H (a)	4,374,000	4,187,154

Total		8,088,432

DENMARK (0.6%)
Danske Bank A/S (b)	317,005	8,135,473

FINLAND (0.4%)
Cargotec OYJ, Series B	87,200	4,549,182

FRANCE (12.7%)
Arkema SA	116,300	8,375,161
BNP Paribas	232,641	14,806,449
Bouygues SA	476,428	20,542,855
Cap Gemini SA (a)	286,400	13,373,284
Cie de St. Gobain	98,700	5,079,773
Cie Generale de Geophysique-Veritas (a)(b)	240,100	7,309,994
EDF SA	272,200	11,169,204
France Telecom SA	536,900	11,192,968
PPR	58,200	9,258,410
Renault SA (b)	221,500	12,880,403
Sanofi-Aventis SA	166,900	10,675,906
Societe Generale	333,900	17,952,501
Vivendi SA	627,410	16,942,179

Total		159,559,087

GERMANY (6.9%)
Allianz SE	175,700	20,890,638
Bayer AG	252,000	18,602,481
E.ON AG	690,500	21,030,440
Muenchener Rueckversicherungs AG	91,100	13,795,298
ThyssenKrupp AG	293,700	12,247,574

Total		86,566,431

HONG KONG (0.6%)
New World Development Ltd.	4,100,000	7,702,007

IRELAND (0.2%)
Smurfit Kappa Group PLC (b)	250,700	2,446,491

ITALY (3.7%)
ENI SpA	620,300	13,600,369
Telecom Italia SpA	12,657,900	16,429,102
UniCredit SpA	7,818,700	16,215,429

Total		46,244,900

JAPAN (26.3%)
Aeon Co., Ltd. (a)	300,100	3,746,122
Asahi Breweries Ltd. (a)	399,500	7,713,454
Asahi Glass Co., Ltd.	1,125,000	13,088,402
Asics Corp.	282,000	3,610,813
DIC Corp.	1,057,000	2,356,807
Dowa Holdings Co., Ltd.	496,000	3,241,619
East Japan Railway Co.	131,500	8,536,085
Furukawa Electric Co., Ltd.	1,330,000	5,954,205
Isuzu Motors Ltd.	1,017,000	4,597,232
ITOCHU Corp.	585,500	5,901,527
Japan Tobacco, Inc.	4,552	16,814,796
JFE Holdings, Inc.	382,500	13,267,072
JX Holdings, Inc.	1,377,300	9,323,678
KDDI Corp.	1,672	9,645,552
Konica Minolta Holdings, Inc.	415,500	4,295,931
Mitsubishi Corp.	547,500	14,761,533
Mitsubishi Electric Corp. (a)	350,000	3,658,597
Mitsubishi Gas Chemical Co., Inc.	851,000	6,021,353
Mitsubishi Tanabe Pharma Corp.	247,000	4,165,312
Mitsubishi UFJ Financial Group, Inc.	776,200	4,186,911
Mitsui & Co., Ltd.	776,500	12,781,186
Mitsui Fudosan Co., Ltd.	651,000	12,942,483
NGK Spark Plug Co., Ltd.	359,000	5,488,149
Nippon Express Co., Ltd.	1,338,000	6,011,031
Nippon Shokubai Co., Ltd.	271,000	2,795,419
Nippon Telegraph & Telephone Corp.	321,700	14,654,928
Nissan Motor Co., Ltd.	1,458,000	13,797,565
ORIX Corp. (a)	125,010	12,252,401
Sharp Corp. (a)	1,146,000	11,764,451
Sony Corp.	346,200	12,386,301
SUMCO Corp. (b)	227,000	3,233,547
Sumitomo Electric Industries Ltd.	847,700	11,718,850
Sumitomo Mitsui Financial Group, Inc.	410,600	14,543,542
Sumitomo Rubber Industries, Ltd. (a)	292,600	3,044,588
Tokyo Electric Power Co., Inc. (The)	565,600	13,795,869
Tokyo Gas Co., Ltd.	1,597,000	7,074,549
Toshiba Corp.	1,637,000	8,887,749
Toyota Motor Corp.	469,600	18,494,255

Total		330,553,864

KOREA (1.9%)
Hana Financial Group, Inc.	127,800	4,904,160
KB Financial Group, Inc. (b)	92,000	4,878,665
LG Electronics, Inc. (b)	45,310	4,739,340
Samsung Electronics Co., Ltd.	10,570	8,900,324

Total		23,422,489

NETHERLANDS (1.3%)
Koninklijke Ahold NV	612,100	8,081,090
Koninklijke DSM NV	149,432	8,510,805

Total		16,591,895

NORWAY (1.4%)
DNB NOR ASA	703,600	9,922,341
Petroleum Geo-Services ASA (b)	295,200	4,651,610
Telenor ASA	198,500	3,242,489

Total		17,816,440

POLAND (0.6%)
KGHM Polska Miedz SA	120,200	7,036,137

RUSSIAN FEDERATION (1.0%)
Gazprom OAO, ADR (a)	311,500	7,865,375
LUKOIL OAO, ADR	73,150	4,132,975

Total		11,998,350

SWITZERLAND (3.1%)
Clariant AG (b)	215,400	4,372,471
Novartis AG	423,280	24,962,020
UBS AG (b)	548,704	9,025,395

Total		38,359,886

TAIWAN (0.7%)
AU Optronics Corp. (b)	5,294,000	5,512,688
Lite-On Technology Corp.	2,628,073	3,621,752

Total		9,134,440

TURKEY (0.6%)
Turkiye Garanti Bankasi AS	733,500	3,729,499
Turkiye Vakiflar Bankasi Tao, Series D	1,600,800	4,069,654

Total		7,799,153

UNITED KINGDOM (20.1%)
AstraZeneca PLC	705,100	32,126,313
Aviva PLC	1,825,100	11,184,309
BAE Systems PLC	2,231,800	11,484,158
Barclays PLC	3,261,700	13,307,446

See accompanying Notes to Financial Statements.

160  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONT.)
BP PLC	3,620,800	$26,284,567
British American Tobacco PLC	157,600	6,053,949
Firstgroup PLC	506,100	3,143,233
GKN PLC	3,182,500	11,026,620
Imperial Tobacco Group PLC	526,600	16,159,797
Inchcape PLC (b)	1,068,219	5,939,797
Informa PLC	1,081,100	6,869,473
Lloyds Banking Group PLC (b)	6,537,400	6,697,310
Marks & Spencer Group PLC	734,550	4,226,469
Rentokil Initial PLC (b)	3,490,900	5,274,620
Rio Tinto PLC	376,800	26,360,189
Royal Dutch Shell PLC, Series A	870,324	28,772,099
Vodafone Group PLC	10,024,500	25,916,551
Xstrata PLC	463,944	10,891,214

Total		251,718,114

Total Common Stocks
(Cost: $1,041,689,439)		$1,212,641,576

	Shares	Value

Money Market Fund (2.7%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	33,511,746	$33,511,746

Total Money Market Fund
(Cost: $33,511,746)		$33,511,746

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (5.3%)

Asset-Backed Commercial Paper (0.1%)
Rheingold Securitization
02/16/11	0.521%	$1,997,342	$1,997,342

Certificates of Deposit (1.2%)
Credit Industrial et Commercial
02/22/11	0.395%	1,000,000	1,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	1,000,000	1,000,000
02/17/11	0.300%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	2,000,000	2,000,000
KBC Bank NV
01/20/11	0.450%	1,000,000	1,000,000
01/24/11	0.450%	2,000,000	2,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	2,000,009	2,000,009
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	2,000,000	2,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	2,000,000	2,000,000

Total			15,000,009

Commercial Paper (0.2%)
Macquarie Bank Ltd.
02/09/11	0.375%	1,998,229	1,998,229

Other Short-Term Obligations (0.2%)
Natixis Financial Products LLC
01/03/11	0.500%	2,000,000	2,000,000

Repurchase Agreements (3.6%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $3,000,775 (e)
	0.300%	3,000,000	3,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $10,000,333 (e)
	0.400%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $2,000,027 (e)
	0.160%	2,000,000	2,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $4,925,644 (e)
	0.170%	4,925,574	4,925,574
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $10,000,417 (e)
	0.500%	10,000,000	10,000,000
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (e)
	0.500%	5,000,000	5,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $10,000,375 (e)
	0.450%	10,000,000	10,000,000

Total			44,925,574

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $65,921,154)			$65,921,154

Total Investments
(Cost: $1,141,122,339)			$1,312,074,476
Other Assets & Liabilities, Net			(57,320,125)

Net Assets			$1,254,754,351

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2010:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	0.9%	$11,484,158
Auto Components	1.9	23,518,081
Automobiles	4.0	49,769,455
Beverages	0.6	7,713,454
Building Products	1.4	18,168,176
Capital Markets	0.9	11,415,184
Chemicals	4.1	51,709,028
Commercial Banks	13.7	171,655,373
Commercial Services & Supplies	0.4	5,274,620
Computers & Peripherals	1.0	12,509,501
Construction & Engineering	1.6	20,542,855
Construction Materials	0.4	4,752,716
Consumer Finance	1.0	12,252,401

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  161

Portfolio of Investments (continued)

VP – AllianceBernstein International Value Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Containers & Packaging	0.2%	$2,446,491
Distributors	0.5	5,939,797
Diversified Financial Services	0.3	3,616,858
Diversified Telecommunication Services	3.9	49,042,471
Electric Utilities	3.6	45,995,513
Electrical Equipment	1.7	21,331,652
Electronic Equipment, Instruments & Components	0.4	5,512,688
Energy Equipment & Services	1.0	11,961,604
Food & Staples Retailing	2.1	26,907,128
Gas Utilities	0.6	7,074,549
Household Durables	2.4	29,847,301
Insurance	3.7	45,870,245
IT Services	1.1	13,373,284
Machinery	0.4	4,549,182
Media	1.9	23,811,653
Metals & Mining	7.2	90,702,108
Multiline Retail	1.1	13,484,879
Office Electronics	0.3	4,295,931
Oil, Gas & Consumable Fuels	11.0	137,497,387
Pharmaceuticals	7.2	90,532,031
Real Estate Management & Development	1.6	20,644,491
Road & Rail	1.4	17,690,349
Semiconductors & Semiconductor Equipment	1.0	12,133,871
Specialty Retail	0.8	10,568,232
Textiles, Apparel & Luxury Goods	0.5	5,877,616
Tobacco	3.1	39,028,542
Trading Companies & Distributors	2.7	33,444,246
Wireless Telecommunication Services	3.1	38,696,475
Other(1)	7.9	99,432,900

Total		$1,312,074,476

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

At December 31, 2010, $958,697 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at December 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
Euro STOXX 50	336	$12,549,665	March 2011	$—	$(277,409)
Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
JP Morgan Securities, Inc.	February 15, 2011	58,787,000		58,334,441		$—	$(543,768)
		(CAD	)	(USD	)

JP Morgan Securities, Inc.	February 15, 2011	21,131,000		29,379,697		1,130,890	—
		(EUR	)	(USD	)

See accompanying Notes to Financial Statements.

162  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Forward Foreign Currency Exchange Contracts Open at December 31, 2010 (continued)

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
JP Morgan Securities, Inc.	February 15, 2011	133,994,000		17,296,690		$51,112	$—
		(HKD	)	(USD	)

JP Morgan Securities, Inc.	February 15, 2011	4,777,256,000		57,545,900		—	(1,307,266)
		(JPY	)	(USD	)

JP Morgan Securities, Inc.	February 15, 2011	640,210,000		7,892,135		5,100	—
		(JPY	)	(USD	)

JP Morgan Securities, Inc.	February 15, 2011	63,914,746		65,103,000		2,242,467	—
		(USD	)	(AUD	)

JP Morgan Securities, Inc.	February 15, 2011	46,300,911		44,718,000		1,594,223	—
		(USD	)	(CHF	)

JP Morgan Securities, Inc.	February 15, 2011	36,966,649		23,082,000		—	(978,634)
		(USD	)	(GBP	)

JP Morgan Securities, Inc.	February 15, 2011	37,273,841		249,485,000		—	(190,805)
		(USD	)	(SEK	)

Total						$5,023,792	$(3,020,473)

Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,535	$1,183,222,567	$(1,149,722,356)	$—	$33,511,746	$52,729	$33,511,746

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital (0.300%)
Security description	Value
Arabella Ltd	$15,119
Archer Daniels	155,540
Asb Finance Ltd	184,273
Banco Bilbao Vizcaya	497,437
Banco Bilbao Vizcaya Argentaria/New York NY	7,356
BP Capital Markets	92,444
BPCE	66,462
Central American Bank	576
Commonwealth Bank of Australia	93,581
Credit Agricole NA	154
Danske Corp	230,223
Electricite De France	381,229
European Investment Bank	512,954
Gdz Suez	79,186
Golden Funding Corp	5,451
Ing (US) Funding LLC	24
Natexis Banques	59,201
Nationwide Building	369,079
Natixis NY	28,800

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  163

Portfolio of Investments (continued)

VP – AllianceBernstein International Value Fund

Notes to Portfolio of Investments (continued)

Barclays Capital (0.300%) (continued)
Security description	Value
Natixis US Finance Co	$480
Prudential PLC	111,342
Silver Tower US Fund	1,440
Skandin Ens Banken	14,411
Societe Gen No Amer	239,878
Societe Generale NY	3,120
UBS Ag Stamford	240

Total market value of collateral securities	$3,150,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$320,311
Fannie Mae Pool	874,788
Fannie Mae Principal Strip	10,461
Fannie Mae REMICS	586,397
Federal Farm Credit Bank	545,370
Federal Home Loan Banks	977,074
Federal Home Loan Mortgage Corp	73,306
Federal National Mortgage Association	847,192
FHLMC Structured Pass Through Securities	346,798
Freddie Mac Non Gold Pool	839,719
Freddie Mac Reference REMIC	5,651
Freddie Mac REMICS	515,393
Freddie Mac Strips	151,984
Ginnie Mae I Pool	98,236
Ginnie Mae II Pool	544,541
Government National Mortgage Association	219,090
United States Treasury Inflation Indexed Bonds	30,114
United States Treasury Note/Bond	2,393,049
United States Treasury Strip Coupon	715,272
United States Treasury Strip Principal	105,254

Total market value of collateral securities	$10,200,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$9,936
Fannie Mae REMICS	671,997
Fannie Mae Whole Loan	17,095
Fannie Mae-Aces	1,305
Freddie Mac Reference REMIC	46,564
Freddie Mac REMICS	1,026,652
Government National Mortgage Association	266,451

Total market value of collateral securities	$2,040,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$5,024,086

Total market value of collateral securities	$5,024,086

See accompanying Notes to Financial Statements.

164  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$4,938
Fannie Mae Pool	4,149,551
Fannie Mae REMICS	428,238
Fannie Mae Whole Loan	11,634
Federal Farm Credit Bank	6,664
Federal Home Loan Banks	172,904
Federal Home Loan Mortgage Corp	26,630
FHLMC Structured Pass Through Securities	25,222
Freddie Mac Gold Pool	2,174,343
Freddie Mac Non Gold Pool	257,995
Freddie Mac REMICS	479,399
Ginnie Mae II Pool	351,038
Government National Mortgage Association	651,145
United States Treasury Note/Bond	1,460,299

Total market value of collateral securities	$10,200,000

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$2,283,415
Freddie Mac Gold Pool	2,816,585

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

Abbreviation Legend

ADR	American Depositary Receipt
Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  165

Portfolio of Investments (continued)

VP – AllianceBernstein International Value Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

166  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$4,915,933	$157,901,082	$—	$162,817,015
Consumer Staples	—	73,649,124	—	73,649,124
Energy	34,513,526	114,945,465	—	149,458,991
Financials	14,860,528	250,594,025	—	265,454,553
Health Care	—	90,532,031	—	90,532,031
Industrials	—	132,485,238	—	132,485,238
Information Technology	—	47,825,274	—	47,825,274
Materials	29,841,178	119,769,164	—	149,610,342
Telecommunication Services	3,134,371	84,604,575	—	87,738,946
Utilities	—	53,070,062	—	53,070,062

Total Equity Securities	87,265,536	1,125,376,040	—	1,212,641,576

Other
Affiliated Money Market Fund(c)	33,511,746	—	—	33,511,746
Investments of Cash Collateral Received for Securities on Loan	—	65,921,154	—	65,921,154

Total Other	33,511,746	65,921,154	—	99,432,900

Investments in Securities	120,777,282	1,191,297,194	—	1,312,074,476
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	5,023,792	—	5,023,792
Liabilities
Futures Contracts	(277,409)	—	—	(277,409)
Forward Foreign Currency Exchange Contracts	—	(3,020,473)	—	(3,020,473)

Total	$120,499,873	$1,193,300,513	$—	$1,313,800,386

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivatives are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  167

Portfolio of Investments
VP – American Century Diversified Bond Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (28.6%)
AEROSPACE & DEFENSE (0.2%)
L-3 Communications Corp.
01/15/15	5.875%	$2,000,000	$2,037,500
Lockheed Martin Corp. Senior Unsecured
11/15/39	5.500%	2,000,000	2,037,778
Northrop Grumman Corp. Senior Unsecured
08/01/14	3.700%	500,000	525,065

Total			4,600,343

AGENCIES (1.4%)
Ally Financial, Inc. FDIC Government Guaranty (a)
10/30/12	1.750%	10,000,000	10,177,120
General Electric Capital Corp. FDIC Government Guaranty (a)(b)
12/28/12	2.625%	10,000,000	10,363,749
JPMorgan Chase & Co. FDIC Government Guaranty (a)
06/15/12	2.200%	7,000,000	7,161,315

Total			27,702,184

AUTOMOTIVE (0.2%)
American Honda Finance Corp. Senior Unsecured (c)
09/21/15	2.500%	2,500,000	2,468,823
Nissan Motor Acceptance Corp. Senior Unsecured (c)
01/30/13	3.250%	1,000,000	1,020,404

Total			3,489,227

BANKING (5.9%)
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,343,206
Senior Unsecured
10/17/12	5.550%	1,000,000	1,069,618
American Express Co. Senior Unsecured (b)
05/20/14	7.250%	2,050,000	2,335,419
American Express Credit Corp. Senior Unsecured
09/15/15	2.750%	680,000	668,906
BB&T Corp. Senior Unsecured
04/30/14	5.700%	122,000	134,228
Bank of America Corp.
08/01/16	6.500%	5,500,000	5,968,012
Senior Unsecured
05/01/13	4.900%	1,960,000	2,043,516
04/01/15	4.500%	2,330,000	2,368,061
Bank of America Corp. (b) Senior Unsecured
07/01/20	5.625%	2,670,000	2,712,736
Bank of America NA Subordinated Notes
03/15/17	5.300%	2,000,000	2,026,866
Barclays Bank PLC Senior Unsecured (b)
09/22/16	5.000%	1,500,000	1,587,300
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,000,000	1,230,039
Capital One Financial Corp. Senior Unsecured
02/21/12	4.800%	1,650,000	1,707,720
Citigroup, Inc. Senior Unsecured
12/13/13	6.000%	2,670,000	2,917,602
05/19/15	4.750%	2,000,000	2,094,194
05/15/18	6.125%	1,500,000	1,643,291
07/15/39	8.125%	750,000	954,103
Citigroup, Inc. (b) Senior Unsecured
01/15/15	6.010%	5,000,000	5,485,130
08/09/20	5.375%	870,000	903,936
Credit Suisse (b) Senior Unsecured
05/01/14	5.500%	1,560,000	1,710,777
03/23/15	3.500%	3,000,000	3,072,903
08/05/20	4.375%	2,260,000	2,218,866
Deutsche Bank AG Senior Unsecured
08/18/14	3.875%	2,000,000	2,099,508
Fifth Third Bancorp Senior Unsecured
05/01/13	6.250%	1,780,000	1,929,299
Goldman Sachs Group, Inc. (The) Senior Notes
08/01/15	3.700%	1,570,000	1,599,692
Senior Unsecured
01/15/15	5.125%	3,950,000	4,243,817
03/15/20	5.375%	4,300,000	4,443,452
Goldman Sachs Group, Inc. (The) (b) Senior Unsecured
02/15/19	7.500%	2,500,000	2,925,644
HSBC Bank PLC Senior Notes (c)
06/28/15	3.500%	890,000	908,543
HSBC Holdings PLC Subordinated Notes
06/01/38	6.800%	750,000	810,988
HSBC USA, Inc. Subordinated Notes (b)
09/27/20	5.000%	1,150,000	1,113,170
Huntington BancShares, Inc. Subordinated Notes (b)
12/15/20	7.000%	360,000	379,041
JPMorgan Chase & Co. Senior Unsecured
01/20/15	3.700%	6,000,000	6,209,328
10/02/17	6.400%	900,000	1,026,034
01/15/18	6.000%	2,200,000	2,456,841
JPMorgan Chase & Co. (b) Senior Unsecured
03/25/20	4.950%	2,900,000	2,977,053
KeyBank NA FDIC Government Guaranty (a)(b)
06/15/12	3.200%	7,500,000	7,780,342
Morgan Stanley Senior Unsecured
11/20/14	4.200%	1,500,000	1,532,453
04/28/15	6.000%	2,800,000	3,032,408
04/01/18	6.625%	2,930,000	3,178,373
09/23/19	5.625%	2,000,000	2,029,800
07/24/20	5.500%	1,280,000	1,293,151
National Australia Bank Ltd. (b)(c)
09/28/15	2.750%	900,000	886,176
PNC Bank NA Subordinated Notes (b)
12/07/17	6.000%	2,200,000	2,392,881
PNC Funding Corp. Bank Guaranteed
09/21/15	4.250%	500,000	524,829
Royal Bank of Scotland PLC (The) Bank Guaranteed (b)
09/21/15	3.950%	2,170,000	2,125,177
UBS AG
12/20/17	5.875%	2,500,000	2,749,565
Senior Unsecured
04/25/18	5.750%	500,000	543,366
US Bancorp Senior Unsecured (b)
06/14/13	2.000%	670,000	679,440
Wells Fargo & Co. Senior Unsecured
12/11/17	5.625%	3,000,000	3,321,549
Wells Fargo & Co. (b) Senior Notes
04/15/15	3.625%	3,000,000	3,110,829
Westpac Banking Corp. Senior Unsecured (b)
08/04/15	3.000%	1,050,000	1,055,311

Total			117,554,489

BROKERAGE (—%)
Jefferies Group, Inc. Senior Unsecured
07/15/19	8.500%	400,000	457,352
04/15/21	6.875%	500,000	519,636

Total			976,988

BUILDING MATERIALS (0.1%)
Owens Corning
12/01/16	6.500%	1,800,000	1,906,418

CHEMICALS (0.5%)
CF Industries, Inc.
05/01/18	6.875%	2,000,000	2,140,000
Dow Chemical Co. (The) Senior Unsecured
08/15/12	4.850%	500,000	527,090
02/15/15	5.900%	1,780,000	1,970,805
02/15/16	2.500%	670,000	643,501
05/15/19	8.550%	2,500,000	3,133,120
11/15/20	4.250%	1,080,000	1,034,530

See accompanying Notes to Financial Statements.

168  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

CHEMICALS (CONT.)
Mosaic Co. (The) Senior Unsecured (c)
12/01/16	7.625%	$1,000,000	$1,076,020
PPG Industries, Inc. Senior Unsecured
11/15/40	5.500%	230,000	225,681

Total			10,750,747

CONSTRUCTION MACHINERY (0.1%)
Deere & Co. Senior Unsecured
10/16/29	5.375%	1,450,000	1,533,810
John Deere Capital Corp. Senior Unsecured
06/17/13	1.875%	1,000,000	1,011,740

Total			2,545,550

CONSUMER CYCLICAL SERVICES (0.1%)
Corrections Corp. of America (b)
06/01/17	7.750%	2,750,000	2,918,438

CONSUMER PRODUCTS (0.2%)
Hasbro, Inc. Senior Unsecured
03/15/40	6.350%	1,000,000	1,011,883
Jarden Corp.
05/01/16	8.000%	2,000,000	2,177,500
11/15/22	6.125%	770,000	734,388
Kimberly-Clark Corp. Senior Unsecured
11/01/18	7.500%	400,000	501,186

Total			4,424,957

DIVERSIFIED MANUFACTURING (0.6%)
General Electric Co. Senior Unsecured
02/01/13	5.000%	3,000,000	3,206,833
12/06/17	5.250%	2,300,000	2,484,216
Honeywell International, Inc. Senior Unsecured
03/01/18	5.300%	1,365,000	1,519,003
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	1,250,000	1,461,749
07/15/38	6.125%	720,000	829,056
04/15/40	5.700%	2,000,000	2,180,316

Total			11,681,173

ELECTRIC (1.5%)
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	1,650,000	1,744,875
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	2,700,000	3,169,125
Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	610,976
Consolidated Edison Co. of New York, Inc. Senior Unsecured
07/01/12	5.625%	1,700,000	1,814,126
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	2,590,000	3,013,349
Duke Energy Carolinas LLC 1st Refunding Mortgage
11/15/18	7.000%	700,000	856,120
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	3,000,000	3,143,748
Edison International Senior Unsecured (b)
09/15/17	3.750%	1,200,000	1,191,528
Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	1,370,000	1,433,221
10/01/20	4.000%	930,000	870,329
FirstEnergy Solutions Corp.
08/15/21	6.050%	2,000,000	2,054,536
Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,147,254
Niagara Mohawk Power Corp. Senior Unsecured (c)
08/15/19	4.881%	700,000	743,317
Nisource Finance Corp. (b)
12/15/40	6.250%	770,000	782,765
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,102,975
Pacific Gas & Electric Co. Senior Unsecured
03/01/14	4.800%	1,000,000	1,074,666
03/01/37	5.800%	4,300,000	4,557,235

Total			29,310,145

ENTERTAINMENT (0.6%)
Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,548,745
05/01/32	7.700%	1,500,000	1,831,037
07/15/40	6.100%	1,060,000	1,112,243
Time Warner, Inc. (b)
03/15/20	4.875%	2,000,000	2,082,908
Viacom, Inc. Senior Unsecured (b)
04/30/16	6.250%	4,500,000	5,121,130
WMG Acquisition Corp. Senior Secured (b)
06/15/16	9.500%	1,050,000	1,126,125

Total			12,822,188

ENVIRONMENTAL (0.4%)
Republic Services, Inc.
09/15/19	5.500%	1,900,000	2,069,995
03/01/40	6.200%	1,000,000	1,083,969
Republic Services, Inc. (b)
03/01/20	5.000%	2,000,000	2,104,460
Waste Management, Inc.
06/30/20	4.750%	2,000,000	2,050,662

Total			7,309,086

FOOD AND BEVERAGE (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
10/15/12	3.000%	2,000,000	2,063,624
Anheuser-Busch InBev Worldwide, Inc. (c)
11/15/14	5.375%	400,000	440,701
01/15/19	7.750%	1,900,000	2,364,261
11/15/19	6.875%	3,000,000	3,576,072
General Mills, Inc. Senior Unsecured
08/15/13	5.250%	3,000,000	3,297,489
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,076,367
Kraft Foods, Inc. Senior Unsecured
02/10/20	5.375%	4,750,000	5,112,278
02/09/40	6.500%	1,475,000	1,643,084
Mead Johnson Nutrition Co. Senior Unsecured
11/01/14	3.500%	1,500,000	1,542,192
11/01/39	5.900%	1,000,000	1,035,271
PepsiCo., Inc. Senior Unsecured
11/01/40	4.875%	450,000	436,654
Ralcorp Holdings, Inc. Senior Secured
08/15/39	6.625%	1,300,000	1,346,770
SABMiller PLC Senior Unsecured (c)
08/15/13	5.500%	830,000	900,880
Tyson Foods, Inc. (d)
04/01/16	7.350%	1,000,000	1,096,875

Total			25,932,518

GAMING (0.1%)
International Game Technology Senior Unsecured
06/15/20	5.500%	1,000,000	1,005,814

GAS DISTRIBUTORS (0.2%)
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,675,000	1,944,524
02/15/19	9.800%	1,000,000	1,344,357

Total			3,288,881

GAS PIPELINES (1.2%)
CenterPoint Energy Resources Corp. Senior Unsecured
02/01/37	6.250%	255,000	266,756
El Paso Corp. Senior Unsecured (b)
06/01/18	7.250%	2,500,000	2,650,000
Enbridge Energy Partners LP Senior Unsecured
09/15/40	5.500%	1,200,000	1,140,887
Enbridge Energy Partners LP (b) Senior Unsecured
03/15/20	5.200%	2,000,000	2,096,194
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,031,568
09/01/20	5.200%	4,340,000	4,496,340
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/20	6.850%	2,000,000	2,291,568
09/01/39	6.500%	1,200,000	1,239,642

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  169

Portfolio of Investments (continued)  VP – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

GAS PIPELINES (CONT.)
Kinder Morgan Energy Partners LP (b) Senior Unsecured
09/15/20	5.300%	$1,050,000	$1,090,230
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,000,000	1,140,007
Plains All American Pipeline LP/Finance Corp.
09/01/12	4.250%	800,000	834,237
05/01/19	8.750%	2,000,000	2,481,990
Plains All American Pipeline LP/Finance Corp. (b)
09/15/15	3.950%	580,000	599,301
TransCanada PipeLines Ltd. Senior Unsecured (b)
10/01/20	3.800%	820,000	800,178
Williams Partners LP Senior Unsecured
11/15/20	4.125%	820,000	776,695
Williams Partners LP (b) Senior Unsecured
02/15/15	3.800%	250,000	258,351

Total			23,193,944

HEALTH CARE (0.9%)
Baxter International, Inc. Senior Unsecured
09/01/16	5.900%	500,000	579,607
Bio-Rad Laboratories, Inc. Senior Unsecured
12/15/20	4.875%	770,000	747,653
Boston Scientific Corp. Senior Unsecured
01/15/15	4.500%	1,000,000	1,021,019
CareFusion Corp. Senior Unsecured
08/01/12	4.125%	1,350,000	1,406,527
Covidien International Finance SA
06/15/13	1.875%	2,000,000	2,019,584
Express Scripts, Inc.
06/15/12	5.250%	2,500,000	2,638,637
06/15/19	7.250%	3,323,000	3,923,899
HCA, Inc. Senior Secured
02/15/20	7.875%	2,000,000	2,140,000
Medco Health Solutions, Inc. Senior Unsecured
08/15/13	7.250%	2,269,000	2,577,262
09/15/20	4.125%	1,500,000	1,450,395

Total			18,504,583

HEALTHCARE INSURANCE (—%)
WellPoint, Inc. Senior Unsecured (b)
08/15/40	5.800%	500,000	509,238

HOME CONSTRUCTION (0.1%)
Toll Brothers Finance Corp.
11/01/19	6.750%	500,000	525,336
Toll Brothers Finance Corp. (b)
11/15/12	6.875%	450,000	476,651

Total			1,001,987

INDEPENDENT ENERGY (0.8%)
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	2,000,000	2,148,578
09/15/36	6.450%	1,460,000	1,456,188
Apache Corp. Senior Unsecured
09/01/40	5.100%	1,000,000	966,803
Apache Corp. (b) Senior Unsecured
02/01/42	5.250%	640,000	632,788
Chesapeake Energy Corp.
07/15/13	7.625%	970,000	1,051,237
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	828,187
Newfield Exploration Co. Senior Subordinated Notes (b)
02/01/20	6.875%	1,760,000	1,852,400
Nexen, Inc. Senior Unsecured (b)
07/30/19	6.200%	3,000,000	3,230,325
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	2,600,000	3,209,835

Total			15,376,341

INTEGRATED ENERGY (0.7%)
BP Capital Markets PLC
10/01/20	4.500%	910,000	907,806
Cenovus Energy, Inc. Senior Unsecured
09/15/14	4.500%	1,000,000	1,071,554
ConocoPhillips
02/01/19	5.750%	4,000,000	4,558,456
Hess Corp. Senior Unsecured (b)
01/15/40	6.000%	940,000	985,273
Shell International Finance BV
09/22/15	3.250%	1,225,000	1,258,379
Shell International Finance BV (b)
06/28/15	3.100%	3,000,000	3,080,847
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	1,753,000	2,015,571

Total			13,877,886

LIFE INSURANCE (0.5%)
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/15	4.000%	800,000	802,173
Hartford Financial Services Group, Inc. (b) Senior Unsecured
03/30/20	5.500%	1,000,000	1,014,416
Lincoln National Corp. Senior Unsecured (b)
02/15/20	6.250%	1,435,000	1,565,272
MetLife, Inc. Senior Unsecured (b)
06/01/16	6.750%	1,500,000	1,739,945
Prudential Financial, Inc.
11/15/40	6.200%	510,000	539,504
Senior Unsecured
09/17/12	3.625%	750,000	778,361
06/15/19	7.375%	2,500,000	2,947,597

Total			9,387,268

LODGING (0.1%)
Wyndham Worldwide Corp. Senior Unsecured
02/01/18	5.750%	1,400,000	1,423,570

MEDIA CABLE (1.1%)
CSC Holdings LLC Senior Unsecured
04/15/12	6.750%	300,000	311,625
Comcast Corp.
05/15/18	5.700%	500,000	550,263
Comcast Corp. (b)
03/01/20	5.150%	5,000,000	5,251,720
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,598,637
DIRECTV Holdings LLC
03/15/15	3.550%	3,000,000	3,047,769
DISH DBS Corp. (b)
10/01/13	7.000%	650,000	693,875
Time Warner Cable, Inc.
07/02/12	5.400%	2,200,000	2,335,588
07/01/18	6.750%	4,200,000	4,895,852
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	2,480,000	2,610,200

Total			21,295,529

MEDIA NON-CABLE (0.7%)
CBS Corp.
02/15/21	4.300%	360,000	339,993
05/15/33	5.500%	750,000	689,426
CBS Corp. (b)
04/15/20	5.750%	2,750,000	2,922,323
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	1,500,000	1,755,000
Lamar Media Corp.
04/01/14	9.750%	1,500,000	1,725,000
NBC Universal, Inc. (c) Senior Unsecured
04/30/20	5.150%	920,000	953,694
04/01/21	4.375%	2,420,000	2,348,869
04/01/41	5.950%	600,000	599,939
News America, Inc.
08/15/39	6.900%	1,590,000	1,820,420
Omnicom Group, Inc. Senior Unsecured
08/15/20	4.450%	1,500,000	1,467,793

Total			14,622,457

METALS (0.7%)
Alcoa, Inc. Senior Unsecured (b)
08/15/20	6.150%	1,000,000	1,026,901
Anglo American Capital PLC (b)(c)
04/08/19	9.375%	1,000,000	1,345,135

See accompanying Notes to Financial Statements.

170  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

METALS (CONT.)
AngloGold Ashanti Holdings PLC
04/15/20	5.375%	$1,075,000	$1,118,000
ArcelorMittal (b) Senior Unsecured
06/01/19	9.850%	1,480,000	1,870,454
08/05/20	5.250%	1,000,000	988,623
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	1,500,000	1,659,375
Newmont Mining Corp.
10/01/39	6.250%	2,000,000	2,174,608
Peabody Energy Corp.
09/15/20	6.500%	1,000,000	1,067,500
Rio Tinto Finance USA Ltd. (b)
05/01/19	9.000%	750,000	1,007,284
11/02/20	3.500%	680,000	645,503
Vale Overseas Ltd. (b)
09/15/19	5.625%	1,100,000	1,171,611
09/15/20	4.625%	400,000	396,971

Total			14,471,965

NON CAPTIVE-CONSUMER (0.2%)
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	830,000	855,848
08/15/18	8.250%	450,000	518,430
HSBC Finance Corp. Senior Unsecured (b)
07/15/13	4.750%	600,000	632,804
SLM Corp. Senior Unsecured
01/15/13	5.375%	1,000,000	1,019,967
10/01/13	5.000%	700,000	701,810

Total			3,728,859

NON-CAPTIVE DIVERSIFIED (0.8%)
Ford Motor Credit Co. LLC Senior Unsecured (b)
09/15/15	5.625%	1,310,000	1,356,480
General Electric Capital Corp. Senior Unsecured
11/09/15	2.250%	2,000,000	1,922,710
08/07/19	6.000%	2,300,000	2,558,960
09/16/20	4.375%	2,250,000	2,214,353
01/10/39	6.875%	750,000	866,745
General Electric Capital Corp. (b)
09/15/17	5.625%	2,000,000	2,193,000
Senior Unsecured
11/14/14	3.750%	4,000,000	4,134,876

Total			15,247,124

OIL FIELD SERVICES (0.1%)
Transocean, Inc.
11/15/20	6.500%	900,000	955,546
Weatherford International Ltd. (b)
03/01/19	9.625%	1,500,000	1,924,781

Total			2,880,327

PACKAGING (0.1%)
Ball Corp. (b)
09/15/20	6.750%	2,500,000	2,625,000

PAPER (0.2%)
Georgia-Pacific LLC (c)
11/01/20	5.400%	2,000,000	1,977,358
International Paper Co. Senior Unsecured
05/15/19	9.375%	950,000	1,221,974
11/15/39	7.300%	1,300,000	1,481,276

Total			4,680,608

PHARMACEUTICALS (0.9%)
Abbott Laboratories (b) Senior Unsecured
05/27/20	4.125%	2,800,000	2,846,847
05/27/40	5.300%	1,470,000	1,509,902
Amgen, Inc. Senior Unsecured
06/01/17	5.850%	950,000	1,084,423
Amgen, Inc. (b) Senior Unsecured
10/01/20	3.450%	960,000	914,724
GlaxoSmithKline Capital, Inc.
05/15/13	4.850%	700,000	760,058
Pfizer, Inc. Senior Unsecured
03/15/39	7.200%	1,400,000	1,807,358
Roche Holdings, Inc. (c)
03/01/19	6.000%	3,500,000	4,069,937
Teva Pharmaceutical Finance III LLC
06/15/12	1.500%	3,000,000	3,027,585
Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	1,762,000	1,893,598

Total			17,914,432

PROPERTY & CASUALTY (0.3%)
Allstate Corp. (The) Senior Unsecured (b)
05/16/19	7.450%	3,000,000	3,640,953
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	700,000	696,971
Travelers Companies, Inc. (The) Senior Unsecured
06/02/19	5.900%	1,250,000	1,408,167
11/01/20	3.900%	530,000	514,862

Total			6,260,953

RAILROADS (0.2%)
Burlington Northern Santa Fe LLC Senior Unsecured
03/01/41	5.050%	700,000	650,926
CSX Corp. Senior Unsecured
03/15/13	5.750%	1,000,000	1,090,335
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,200,000	1,355,065
Union Pacific Corp. Senior Unsecured
02/15/14	5.125%	1,000,000	1,079,184

Total			4,175,510

REFINING (0.2%)
Motiva Enterprises LLC (c)
01/15/20	5.750%	990,000	1,110,494
Valero Energy Corp. Senior Unsecured (b)
02/01/15	4.500%	1,970,000	2,048,891

Total			3,159,385

REITS (0.7%)
AMB Property LP
06/01/13	6.300%	1,100,000	1,187,887
12/01/19	6.625%	400,000	438,863
Boston Properties LP Senior Unsecured
05/15/21	4.125%	1,460,000	1,384,130
Digital Realty Trust LP
02/01/20	5.875%	1,000,000	1,017,353
Digital Realty Trust LP (c)
07/15/15	4.500%	1,000,000	1,006,159
ERP Operating LP Senior Unsecured
07/15/20	4.750%	1,050,000	1,058,247
Host Hotels & Resorts, Inc. (c)
11/01/20	6.000%	1,600,000	1,576,000
Kimco Realty Corp. Senior Unsecured
10/01/19	6.875%	910,000	1,029,486
ProLogis Senior Unsecured
03/15/20	6.875%	40,000	42,469
Reckson Operating Partnership LP Senior Unsecured (b)
03/15/20	7.750%	1,000,000	1,070,000
Simon Property Group LP Senior Unsecured (b)
02/01/20	5.650%	3,900,000	4,218,762

Total			14,029,356

RESTAURANTS (0.1%)
McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	785,408
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	1,718,000	1,819,652

Total			2,605,060

RETAILERS (0.9%)
CVS Caremark Corp. Senior Unsecured (b)
03/15/19	6.600%	3,500,000	4,098,041
Home Depot, Inc. Senior Unsecured (b)
03/01/16	5.400%	3,230,000	3,619,554
Limited Brands, Inc. Senior Unsecured (b)
07/15/17	6.900%	1,400,000	1,487,500
Lowe’s Companies, Inc. Senior Unsecured
04/15/16	2.125%	1,100,000	1,075,755
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	1,000,000	1,032,500
Macy’s Retail Holdings, Inc. (b)
12/01/16	5.900%	1,030,000	1,099,525

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  171

Portfolio of Investments (continued)  VP – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

RETAILERS (CONT.)
Staples, Inc.
01/15/14	9.750%	$800,000	$969,481
Wal-Mart Stores, Inc.
04/01/40	5.625%	3,500,000	3,727,451
Wal-Mart Stores, Inc. (b) Senior Unsecured
10/25/40	5.000%	1,000,000	971,265

Total			18,081,072

SUPERMARKETS (0.4%)
Delhaize Group SA
06/15/17	6.500%	1,867,000	2,116,567
Kroger Co. (The)
06/15/12	6.200%	1,343,000	1,440,443
Kroger Co. (The) (b)
08/15/17	6.400%	1,600,000	1,837,056
Safeway, Inc. Senior Unsecured
08/15/12	5.800%	2,000,000	2,152,442

Total			7,546,508

TECHNOLOGY (0.7%)
Cisco Systems, Inc. Senior Unsecured (b)
02/15/39	5.900%	1,900,000	2,104,260
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,000,000	1,090,195
Jabil Circuit, Inc. Senior Unsecured
07/15/16	7.750%	1,610,000	1,807,225
12/15/20	5.625%	1,200,000	1,179,000
Oracle Corp. Senior Unsecured
01/15/16	5.250%	1,000,000	1,124,282
Oracle Corp. (c) Senior Notes
07/15/40	5.375%	3,800,000	3,840,365
Xerox Corp. Senior Unsecured
02/15/15	4.250%	2,850,000	2,982,137
Xerox Corp. (b) Senior Unsecured
05/15/18	6.350%	750,000	845,433

Total			14,972,897

TEXTILE (0.1%)
Hanesbrands, Inc. (b)(c)
12/15/20	6.375%	1,540,000	1,463,000

TOBACCO (0.2%)
Altria Group, Inc.
02/06/39	10.200%	1,000,000	1,445,285
Altria Group, Inc. (b)
08/06/19	9.250%	1,525,000	1,990,186

Total			3,435,471

WIRELESS (0.7%)
America Movil SAB de CV (b)
03/30/20	5.000%	2,000,000	2,078,896
American Tower Corp Senior Unsecured
04/01/15	4.625%	2,000,000	2,089,376
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	3,400,000	4,449,070
Rogers Communications, Inc.
06/15/13	6.250%	750,000	833,747
SBA Telecommunications, Inc.
08/15/19	8.250%	2,000,000	2,185,000
Vodafone Group PLC Senior Unsecured (b)
12/16/13	5.000%	2,800,000	3,048,035

Total			14,684,124

WIRELINES (1.6%)
AT&T, Inc. Senior Unsecured
11/15/13	6.700%	1,000,000	1,136,170
09/15/14	5.100%	1,000,000	1,094,097
02/15/39	6.550%	4,100,000	4,462,661
British Telecommunications PLC Senior Unsecured
01/15/13	5.150%	1,000,000	1,064,653
01/15/18	5.950%	1,400,000	1,532,328
CenturyLink, Inc. Senior Unsecured
09/15/39	7.600%	1,000,000	1,007,897
Deutsche Telekom International Finance BV
07/22/13	5.250%	4,000,000	4,338,326
France Telecom SA Senior Unsecured
07/08/14	4.375%	1,300,000	1,389,014
Frontier Communications Corp. Senior Unsecured (b)
04/15/20	8.500%	2,180,000	2,381,650
Qwest Corp. Senior Unsecured (d)
03/15/12	8.875%	1,250,000	1,351,562
Telecom Italia Capital SA
06/04/18	6.999%	2,950,000	3,123,540
Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,226,104
Verizon Communications, Inc. Senior Unsecured
04/01/39	7.350%	1,520,000	1,869,568
Verizon Communications, Inc. (b) Senior Unsecured
04/01/19	6.350%	2,500,000	2,885,385
Windstream Corp.
11/01/17	7.875%	2,300,000	2,417,875

Total			31,280,830

Total Corporate Bonds & Notes
(Cost: $561,965,404)			$570,654,430

Residential Mortgage-Backed Securities — Agency (23.1%)

Federal Home Loan Mortgage Corp. (e)
11/01/22-06/01/33	5.000%	$13,780,012	$14,553,277
03/01/34-08/01/38	5.500%	26,733,770	28,687,435
CMO Series 2702 Class AB
07/15/27	4.500%	2,863,438	2,885,126
Federal National Mortgage Association (e)
10/01/40	4.000%	13,544,971	13,504,964
07/01/33-11/01/40	4.500%	54,986,143	56,735,187
11/01/33-02/01/39	5.000%	80,850,037	85,442,831
04/01/33-08/01/37	5.500%	67,951,063	73,237,324
08/01/34-11/01/34	6.000%	14,195,947	15,599,287
Federal National Mortgage Association (e)(f)
09/01/37-01/01/41	6.000%	21,403,812	23,279,145
01/01/41	6.500%	7,000,000	7,778,750
Government National Mortgage Association (b)(e)
05/15/40	4.500%	18,592,192	19,432,589
Government National Mortgage Association (e)
11/20/40	4.000%	32,943,817	33,212,232
02/15/40-04/15/40	4.500%	26,742,189	27,950,980
07/20/39-10/20/40	5.000%	56,531,311	60,166,849

Total Residential Mortgage-Backed Securities — Agency
(Cost: $463,336,707)			$462,465,976

Residential Mortgage-Backed Securities — Non-Agency (3.3%)

Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (e)
08/25/19	5.000%	$1,658,223	$1,670,645
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (e)
12/25/36	6.000%	2,826,614	2,741,464
CitiCorp Mortgage Securities, Inc. CMO Series 2003-6 Class 1A2 (e)
05/25/33	4.500%	1,921,785	1,966,526
Countrywide Home Loan Mortgage Pass-Through Trust (e) CMO Series 2003-35 Class 1A3
09/25/18	5.000%	3,062,315	3,161,865
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	874,714	909,200
JP Morgan Mortgage Trust (d)(e) CMO Series 2005-A4 Class 2A1
07/25/35	2.905%	3,213,346	2,835,952
CMO Series 2005-S2 Class 3A1
02/25/32	6.715%	3,823,715	3,881,070
JP Morgan Mortgage Trust (e) CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	2,663,414	2,694,309
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (d)(e)
05/25/35	2.901%	4,088,742	3,827,271

See accompanying Notes to Financial Statements.

172  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates (e) CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	$1,951,875	$2,059,603
CMO Series 2003-S8 Class A2
09/25/18	5.000%	2,466,262	2,524,670
Wells Fargo Mortgage-Backed Securities Trust (d)(e) CMO Series 2004-A Class A1
02/25/34	4.842%	2,706,110	2,805,865
CMO Series 2005-AR2 Class 2A2
03/25/35	2.848%	4,104,602	3,822,381
CMO Series 2007-AR10 Class 1A1
01/25/38	6.198%	2,257,578	2,251,954
Wells Fargo Mortgage-Backed Securities Trust (e) CMO Series 2003-12 Class A1
11/25/18	4.750%	2,913,107	3,009,025
CMO Series 2003-17 Class 1A14
01/25/34	5.250%	3,284,434	3,391,208
CMO Series 2004-4 Class A9
05/25/34	5.500%	3,822,086	3,994,909
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	4,472,897	4,509,489
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	1,534,773	1,599,136
CMO Series 2006-10 Class A19
08/25/36	6.000%	3,011,772	2,956,135
CMO Series 2006-3 Class A9
03/25/36	5.500%	3,575,270	3,574,723
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	2,677,125	2,663,035
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	3,758,802	3,880,049

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $65,679,968)			$66,730,484

Commercial Mortgage-Backed Securities (6.4%)

Banc of America Commercial Mortgage, Inc. (e) Series 2004-6 Class A3
12/10/42	4.512%	$10,000,000	$10,252,414
Series 2005-1 Class A3
11/10/42	4.877%	1,020,193	1,025,358
Bank of America-First Union NB Commercial Mortgage Series 2001-3 Class A2 (e)
04/11/37	5.464%	3,714,100	3,762,550
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3 (e)
04/10/40	4.646%	1,207,074	1,253,376
GS Mortgage Securities Corp. II (e) Series 2004-GG2 Class A6
08/01/38	5.396%	3,900,000	4,182,277
Series 2005-GG4 Class A4
07/10/39	4.761%	7,750,000	7,992,755
Series 2005-GG4 Class A4A
07/10/39	4.751%	3,705,000	3,907,110
Greenwich Capital Commercial Funding Corp. (e) Series 2005-GG3 Class A3
08/10/42	4.569%	4,700,000	4,807,927
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,694,678
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-B2 Class A3 (e)
04/15/35	6.429%	3,950,588	4,003,919
LB-UBS Commercial Mortgage Trust (e) Series 2003-C7 Class A3
09/15/27	4.559%	7,975,000	7,965,031
Series 2004-C1 Class A4
01/15/31	4.568%	10,800,000	11,272,500
Series 2004-C7 Class A5
10/15/29	4.628%	5,141,000	5,335,375
Series 2005-C2 Class A4
04/15/30	4.998%	3,000,000	3,087,949
Series 2005-C3 Class A3
07/15/30	4.647%	3,055,000	3,106,364
Series 2005-C3 Class AM
07/15/40	4.794%	925,000	943,162
Series 2005-C5 Class AM
09/15/40	5.017%	3,500,000	3,586,081
Morgan Stanley Capital I Series 2005-HQ6 Class A2A (e)
08/13/42	4.882%	3,062,497	3,105,707
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A4 (e)
10/15/35	6.390%	16,442,821	16,926,569
PNC Mortgage Acceptance Corp. Series 2001-C1 Class A2 (e)
03/12/34	6.360%	907,511	908,038
Wachovia Bank Commercial Mortgage Trust (d)(e) Series 2006-C23 Class A4
01/15/45	5.418%	6,000,000	6,429,473
Wachovia Bank Commercial Mortgage Trust (e) Series 2003-C3 Class A2
02/15/35	4.867%	3,800,000	3,985,725
Series 2004-C11 Class A4
01/15/41	5.030%	1,665,500	1,710,438
Series 2004-C15 Class A3
10/15/41	4.502%	2,200,000	2,268,283
Series 2005-C20 Class A5
07/15/42	5.087%	4,000,000	4,083,840
Series 2005-C20 Class A6A
07/15/42	5.110%	6,962,000	7,260,586

Total Commercial Mortgage-Backed Securities
(Cost: $126,221,920)			$126,857,485

U.S. Treasury Obligations (26.4%)

U.S. Treasury
11/30/11	0.750%	$36,000,000	$36,142,020
12/31/15	2.125%	8,245,000	8,288,797
11/15/27	6.125%	22,000,000	27,637,500
U.S. Treasury (b)
01/31/12	0.875%	35,000,000	35,195,510
04/30/12	1.000%	80,000,000	80,647,200
05/15/13	1.375%	115,000,000	116,653,700
08/31/15	1.250%	16,000,000	15,561,248
09/30/15	1.250%	39,000,000	37,839,126
12/31/16	3.250%	93,400,000	97,836,500
08/15/20	2.625%	24,971,000	23,673,682
02/15/40	4.625%	8,000,000	8,380,000
05/15/40	4.375%	29,000,000	29,140,360
04/30/15	2.500%	11,000,000	11,372,108

Total U.S. Treasury Obligations
(Cost: $530,130,643)			$528,367,751

U.S. Government Agency Obligations (1.6%)

Federal Home Loan Mortgage Corp.
06/13/18	4.875%	$5,500,000	$6,139,505
Federal Home Loan Mortgage Corp. (b)
09/10/15	1.750%	10,000,000	9,829,270
Federal National Mortgage Association (b)
02/13/17	5.000%	7,000,000	7,898,604
11/15/30	6.625%	6,500,000	8,201,498

Total U.S. Government Agency Obligations
(Cost: $32,188,504)			$32,068,877

Foreign Government Obligations (3.3%)
BRAZIL (0.4%)
Brazilian Government International Bond Senior Unsecured
01/15/19	5.875%	$5,000,000	$5,550,000
01/22/21	4.875%	1,500,000	1,532,062
01/07/41	5.625%	1,150,000	1,127,000
Petrobras International Finance Co.
01/20/20	5.750%	900,000	933,811

Total			9,142,873

CANADA (0.1%)
Province of Ontario Senior Unsecured
04/27/16	5.450%	1,450,000	1,649,005

GERMANY (2.2%)
Bundesrepublik Deutschland
07/04/19	3.500%	29,610,000	41,556,638
Kreditanstalt fuer Wiederaufbau Government Guaranteed (b)
10/15/14	4.125%	2,290,000	2,489,905

Total			44,046,543

ITALY (0.1%)
Republic of Italy Senior Unsecured (b)
01/26/15	3.125%	2,400,000	2,341,243

KOREA (0.1%)
Korea Development Bank Senior Unsecured
03/09/16	3.250%	1,150,000	1,126,339

MEXICO (0.4%)
Mexico Government International Bond
03/19/19	5.950%	4,720,000	5,262,800
Senior Unsecured
01/15/17	5.625%	925,000	1,023,050

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  173

Portfolio of Investments (continued)  VP – American Century Diversified Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Foreign Government Obligations (continued)

MEXICO (CONT.)
Pemex Project Funding Master Trust (b)
03/05/20	6.000%	$1,635,000	$1,733,100

Total			8,018,950

POLAND (—%)
Poland Government International Bond Senior Unsecured
07/16/15	3.875%	530,000	538,613

Total Foreign Government Obligations
(Cost: $66,918,074)			$66,863,566

Municipal Bonds (2.7%)

Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	$2,750,000	$2,752,337
City of New York Unlimited General Obligation Bonds Build America Bonds Series 2010
06/01/40	5.846%	2,000,000	1,940,920
Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	1,905,000	2,004,936
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,043,604
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	1,605,350
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	300,000	307,164
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 2007A FGIC/NPFGC
07/01/32	5.250%	13,980,000	14,779,237
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
11/15/40	6.814%	1,500,000	1,555,515
11/15/40	6.687%	1,500,000	1,514,820
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,000,000	992,890
Municipal Electric Authority of Georgia Revenue Bonds Taxable Build America Bonds Series 2010
04/01/57	6.637%	1,695,000	1,662,981
New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009
01/01/40	7.414%	775,000	854,965
Series 2010A
01/01/41	7.102%	710,000	773,091
New York City Municipal Water Finance Authority Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	1,998,200
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	1,000,000	963,750
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,103,798
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	1,800,000	1,749,474
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,500,000	1,420,470
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	1,740,000	1,696,761
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	1,000,000	1,014,350
Series 2010
11/01/40	7.600%	1,190,000	1,246,406
State of Illinois Build America Bonds Series 2010
07/01/35	7.350%	920,000	902,612
Unlimited General Obligation Bonds Taxable Pension Bonds Series 2003
06/01/33	5.100%	2,000,000	1,505,000
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	2,902,470
University of California Revenue Bonds Build America Bonds Series 2010
05/15/48	6.548%	1,855,000	1,823,187
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	1,961,240

Total Municipal Bonds
(Cost: $54,843,951)			$53,075,528

	Shares	Value

Money Market Fund (5.4%)

Columbia Short-Term Cash Fund, 0.229% (g)(h)	108,114,030	$108,114,030

Total Money Market Fund
(Cost: $108,114,030)		$108,114,030

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (20.8%)

Asset-Backed Commercial Paper (1.6%)
Antalis US Funding Corp.
01/10/11	0.360%	$9,998,900	$9,998,900
Belmont Funding LLC
01/18/11	0.500%	2,999,083	2,999,083
Rheingold Securitization
01/25/11	0.551%	9,985,945	9,985,945
Royal Park Investments Funding Corp.
03/25/11	0.501%	9,987,083	9,987,083

Total			32,971,011

Certificates of Deposit (11.2%)
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	9,992,212	9,992,212
02/22/11	0.300%	9,992,339	9,992,339
Barclays Bank PLC
02/23/11	0.425%	10,000,000	10,000,000
Caisse des Depots
02/23/11	0.340%	5,000,000	5,000,000
Clydesdale Bank PLC
01/21/11	0.370%	5,000,000	5,000,000
Credit Industrial et Commercial
02/23/11	0.380%	4,995,149	4,995,149
DZ Bank AG
01/18/11	0.345%	9,994,062	9,994,062
Development Bank of Singapore Ltd.
01/25/11	0.310%	10,000,000	10,000,000
02/09/11	0.300%	10,000,000	10,000,000
02/17/11	0.300%	1,000,000	1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	10,000,000	10,000,000
KBC Bank NV
01/20/11	0.450%	5,000,000	5,000,000
01/24/11	0.450%	18,000,000	18,000,000

See accompanying Notes to Financial Statements.

174  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
La Banque Postale
02/17/11	0.365%	$10,000,000	$10,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	15,000,067	15,000,067
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	15,000,000	15,000,000
Natixis
03/07/11	0.440%	12,000,000	12,000,000
Norinchukin Bank
01/25/11	0.330%	5,000,000	5,000,000
02/08/11	0.330%	3,000,000	3,000,000
02/14/11	0.330%	4,000,000	4,000,000
03/02/11	0.350%	6,100,152	6,100,152
Pohjola Bank PLC
03/14/11	0.610%	5,000,000	5,000,000
Societe Generale
02/17/11	0.310%	4,996,042	4,996,042
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
02/04/11	0.400%	5,000,000	5,000,000
02/18/11	0.345%	5,000,064	5,000,064
02/18/11	0.350%	5,000,000	5,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	10,000,000	10,000,000

Total			224,070,087

Commercial Paper (1.3%)
Macquarie Bank Ltd.
02/09/11	0.375%	9,991,146	9,991,146
Suncorp Metway Ltd.
01/10/11	0.400%	14,994,500	14,994,500

Total			24,985,646

Repurchase Agreements (6.7%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $10,002,583 (i)
	0.300%	10,000,000	10,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $20,000,667 (i)
	0.400%	20,000,000	20,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $14,000,187 (i)
	0.160%	14,000,000	14,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $3,212,470 (i)
	0.170%	3,212,425	3,212,425
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $2,000,042 (i)
	0.250%	2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $45,000,938 (i)
	0.250%	45,000,000	45,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $20,000,833 (i)
	0.500%	20,000,000	20,000,000
Natixis Financial Products, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,146 (i)
	0.350%	5,000,000	5,000,000
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (i)
	0.500%	5,000,000	5,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $5,000,188 (i)
	0.450%	5,000,000	5,000,000
RBS Securities, Inc. dated 08/18/10, matures 02/04/11, repurchase price $5,001,458 (i)
	0.300%	5,000,000	5,000,000

Total			134,212,425

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $416,239,169)			$416,239,169

Total Investments
(Cost: $2,425,638,370)			$2,431,437,296
Other Assets & Liabilities, Net			(432,714,918)

Net Assets			$1,998,722,378

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Barclays Bank PLC	January 28, 2011	32,984,698		45,678,843		$1,581,830	$—
		(EUR	)	(USD	)
Notes to Portfolio of Investments

(a)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(b)	At December 31, 2010, security was partially or fully on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $34,676,147 or 1.73% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2010.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  175

Portfolio of Investments (continued)  VP – American Century Diversified Bond Fund

Notes to Portfolio of Investments (continued)

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Investments in affiliates during the year ended December 31, 2010:

Dividends
			Sales cost/			or
	Beginning	Purchase	proceeds	Realized	Ending	interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$8,058	$2,192,470,892	$(2,084,364,920)	$—	$108,114,030	$215,466	$108,114,030

(h)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$50,397
Archer Daniels	518,468
ASB Finance Ltd	614,243
Banco Bilbao Vizcaya	1,658,123
Banco Bilbao Vizcaya Argentaria/New York NY	24,519
BP Capital Markets	308,146
BPCE	221,541
Central American Bank	1,920
Commonwealth Bank of Australia	311,935
Credit Agricole NA	512
Danske Corp	767,411
Electricite De France	1,270,764
European Investment Bank	1,709,846
Gdz Suez	263,954
Golden Funding Corp	18,171
Ing (US) Funding LLC	80
Natexis Banques	197,337
Nationwide Building	1,230,262
Natixis NY	96,000
Natixis US Finance Co	1,600
Prudential PLC	371,140
Silver Tower US Fund	4,800
Skandin Ens Banken	48,037
Societe Gen No Amer	799,593
Societe Generale NY	10,400
UBS Ag Stamford	801

Total market value of collateral securities	$10,500,000

See accompanying Notes to Financial Statements.

176  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180
United States Treasury Inflation Indexed Bonds	60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$69,551
Fannie Mae REMICS	4,703,975
Fannie Mae Whole Loan	119,666
Fannie Mae-Aces	9,137
Freddie Mac Reference REMIC	325,952
Freddie Mac REMICS	7,186,564
Government National Mortgage Association	1,865,155

Total market value of collateral securities	$14,280,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$3,276,673

Total market value of collateral securities	$3,276,673

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$384,128
Freddie Mac REMICS	1,655,875

Total market value of collateral securities	$2,040,003

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  177

Portfolio of Investments (continued)  VP – American Century Diversified Bond Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$4,165,445
Federal Home Loan Mortgage Corp	2,425,240
Federal National Mortgage Association	2,699,273
Government National Mortgage Association	36,610,173

Total market value of collateral securities	$45,900,131

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$9,877
Fannie Mae Pool	8,299,101
Fannie Mae REMICS	856,475
Fannie Mae Whole Loan	23,269
Federal Farm Credit Bank	13,328
Federal Home Loan Banks	345,809
Federal Home Loan Mortgage Corp	53,259
FHLMC Structured Pass Through Securities	50,443
Freddie Mac Gold Pool	4,348,686
Freddie Mac Non Gold Pool	515,991
Freddie Mac REMICS	958,798
Ginnie Mae II Pool	702,076
Government National Mortgage Association	1,302,289
United States Treasury Note/Bond	2,920,599

Total market value of collateral securities	$20,400,000

Natixis Financial Products, Inc. (0.350%)
Security description	Value
Fannie Mae Interest Strip	$229,450
Fannie Mae Pool	90,581
Fannie Mae REMICS	1,758,691
Freddie Mac Gold Pool	18,448
Freddie Mac Non Gold Pool	23,731
Freddie Mac REMICS	2,049,989
Freddie Mac Strips	170,767
Government National Mortgage Association	21,168
United States Treasury Note/Bond	737,324

Total market value of collateral securities	$5,100,149

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$2,283,415
Freddie Mac Gold Pool	2,816,585

Total market value of collateral securities	$5,100,000

See accompanying Notes to Financial Statements.

178  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.300%)
Security description	Value
Fannie Mae REMICS	$2,628,277
Fannie Mae Whole Loan	6,471
Freddie Mac REMICS	2,465,322

Total market value of collateral securities	$5,100,070

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFCG	National Public Finance Guarantee Corporation
Currency Legend

EUR	European Monetary Unit

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  179

Portfolio of Investments (continued)  VP – American Century Diversified Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

180  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$570,654,430	$—	$570,654,430
Residential Mortgage-Backed Securities — Agency	17,669,313	444,796,663	—	462,465,976
Residential Mortgage-Backed Securities — Non-Agency	—	66,730,484	—	66,730,484
Commercial Mortgage-Backed Securities	—	126,857,485	—	126,857,485
U.S. Treasury Obligations	528,367,751	—	—	528,367,751
U.S. Government Agency Obligations	—	32,068,877	—	32,068,877
Foreign Government Obligations	—	66,863,566	—	66,863,566
Municipal Bonds	—	53,075,528	—	53,075,528

Total Bonds	546,037,064	1,361,047,033	—	1,907,084,097

Other
Affiliated Money Market Fund(c)	108,114,030	—	—	108,114,030
Investments of Cash Collateral Received for Securities on Loan	—	416,239,169	—	416,239,169

Total Other	108,114,030	416,239,169	—	524,353,199

Investments in Securities	654,151,094	1,777,286,202	—	2,431,437,296
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	1,581,830	—	1,581,830

Total	$654,151,094	$1,778,868,032	$—	$2,433,019,126

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  181

Portfolio of Investments
VP – American Century Growth Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.6%)

CONSUMER DISCRETIONARY (14.2%)

Auto Components (1.6%)
BorgWarner, Inc. (a)(b)	391,528	$28,330,966

Automobiles (0.8%)
Ford Motor Co. (a)(b)	903,544	15,170,504

Hotels, Restaurants & Leisure (2.9%)
Chipotle Mexican Grill, Inc. (b)	23,762	5,053,227
Las Vegas Sands Corp. (a)(b)	166,335	7,643,093
McDonald’s Corp.	293,559	22,533,589
Starwood Hotels & Resorts Worldwide, Inc. (a)	273,012	16,593,669

Total		51,823,578

Household Durables (0.4%)
Whirlpool Corp. (a)	73,992	6,572,709

Internet & Catalog Retail (0.4%)
NetFlix, Inc. (a)(b)	40,700	7,150,990

Media (1.8%)
Scripps Networks Interactive, Inc., Class A	239,664	12,402,612
Walt Disney Co. (The) (a)	534,676	20,055,697

Total		32,458,309

Multiline Retail (2.2%)
Kohl’s Corp. (b)	219,928	11,950,888
Target Corp. (a)	443,984	26,696,758

Total		38,647,646

Specialty Retail (4.1%)
American Eagle Outfitters, Inc. (a)	610,506	8,931,703
Home Depot, Inc. (a)	863,438	30,272,136
Limited Brands, Inc.	567,646	17,443,762
OfficeMax, Inc. (a)(b)	383,211	6,782,835
Williams-Sonoma, Inc. (a)	276,686	9,874,923

Total		73,305,359

TOTAL CONSUMER DISCRETIONARY		253,460,061

CONSUMER STAPLES (9.3%)

Beverages (3.5%)
Coca-Cola Co. (The) (a)	698,175	45,918,970
Hansen Natural Corp. (b)	88,818	4,643,405
PepsiCo, Inc.	177,520	11,597,381

Total		62,159,756

Food & Staples Retailing (2.2%)
Costco Wholesale Corp. (a)	388,737	28,070,699
Wal-Mart Stores, Inc. (a)	171,387	9,242,901
Whole Foods Market, Inc. (a)(b)	45,334	2,293,447

Total		39,607,047

Food Products (2.0%)
General Mills, Inc.	216,155	7,692,957
Hershey Co. (The)	215,354	10,153,941
Kellogg Co.	282,533	14,431,786
Mead Johnson Nutrition Co.	68,353	4,254,974

Total		36,533,658

Household Products (1.0%)
Procter & Gamble Co. (The)	263,728	16,965,622

Personal Products (0.6%)
Estee Lauder Companies, Inc. (The), Class A	127,854	10,317,818

TOTAL CONSUMER STAPLES		165,583,901

ENERGY (10.4%)

Energy Equipment & Services (3.5%)
Halliburton Co.	410,721	16,769,738
Schlumberger Ltd. (a)	551,501	46,050,334

Total		62,820,072

Oil, Gas & Consumable Fuels (6.9%)
Cimarex Energy Co.	102,279	9,054,760
ConocoPhillips	189,378	12,896,642
Exxon Mobil Corp. (a)	1,068,577	78,134,350
Occidental Petroleum Corp.	166,483	16,331,982
Southwestern Energy Co. (b)	165,940	6,211,134

Total		122,628,868

TOTAL ENERGY		185,448,940

FINANCIALS (4.7%)

Capital Markets (1.9%)
BlackRock, Inc. (a)	77,829	14,832,651
Charles Schwab Corp. (The)	476,404	8,151,272
Goldman Sachs Group, Inc. (The)	59,986	10,087,246

Total		33,071,169

Consumer Finance (1.5%)
American Express Co.	604,802	25,958,102

Insurance (1.3%)
Aflac, Inc.	265,307	14,971,274
Chubb Corp.	69,829	4,164,601
Travelers Companies, Inc. (The) (a)	86,776	4,834,291

Total		23,970,166

TOTAL FINANCIALS		82,999,437

HEALTH CARE (10.5%)

Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc. (a)(b)	44,559	3,589,227
Amgen, Inc. (b)	157,335	8,637,692
Gilead Sciences, Inc. (b)	329,677	11,947,494
Human Genome Sciences, Inc. (a)(b)	159,874	3,819,390

Total		27,993,803

Health Care Equipment & Supplies (3.4%)
Cooper Companies, Inc. (The) (a)	81,332	4,582,245
Covidien PLC	539,054	24,613,206
DENTSPLY International, Inc. (a)	183,818	6,281,061
Edwards Lifesciences Corp. (a)(b)	87,498	7,073,338
Gen-Probe, Inc. (a)(b)	83,759	4,887,338
Intuitive Surgical, Inc. (a)(b)	22,655	5,839,326
Zimmer Holdings, Inc. (b)	130,586	7,009,856

Total		60,286,370

Health Care Providers & Services (2.3%)
Aetna, Inc.	86,647	2,643,600
Express Scripts, Inc. (b)	528,189	28,548,616
Medco Health Solutions, Inc. (a)(b)	167,574	10,267,259

Total		41,459,475

Life Sciences Tools & Services (0.6%)
Bruker Corp. (a)(b)	203,776	3,382,682
Thermo Fisher Scientific, Inc. (b)	147,262	8,152,424

Total		11,535,106

Pharmaceuticals (2.6%)
Abbott Laboratories	423,914	20,309,720
Allergan, Inc.	203,131	13,949,006
Novo Nordisk A/S, Series B	76,326	8,605,326
Perrigo Co. (a)	55,089	3,488,786

Total		46,352,838

TOTAL HEALTH CARE		187,627,592

INDUSTRIALS (12.6%)

Aerospace & Defense (1.5%)
Honeywell International, Inc.	371,805	19,765,154
Rockwell Collins, Inc.	137,426	8,006,439

Total		27,771,593

Air Freight & Logistics (1.8%)
United Parcel Service, Inc., Class B	439,011	31,863,418

Electrical Equipment (2.3%)
Emerson Electric Co.	245,512	14,035,921
Rockwell Automation, Inc. (a)	369,065	26,465,651

Total		40,501,572

Industrial Conglomerates (0.9%)
Textron, Inc. (a)	703,266	16,625,208

Machinery (5.5%)
Caterpillar, Inc. (a)	166,075	15,554,584
Deere & Co.	231,432	19,220,428
Eaton Corp.	262,958	26,692,867
Illinois Tool Works, Inc. (a)	498,829	26,637,469
Joy Global, Inc.	110,082	9,549,613

Total		97,654,961

Road & Rail (0.6%)
Union Pacific Corp.	109,235	10,121,715

TOTAL INDUSTRIALS		224,538,467

INFORMATION TECHNOLOGY (30.0%)

Communications Equipment (3.8%)
Cisco Systems, Inc. (b)	735,351	14,876,151
F5 Networks, Inc. (a)(b)	89,897	11,700,993
QUALCOMM, Inc.	803,331	39,756,851

Total		66,333,995

Computers & Peripherals (7.2%)
Apple, Inc. (b)	254,370	82,049,587
EMC Corp. (a)(b)	1,446,966	33,135,522
NetApp, Inc. (a)(b)	236,275	12,985,674

Total		128,170,783

See accompanying Notes to Financial Statements.

182  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONT.)
Electronic Equipment, Instruments & Components (0.8%)
Jabil Circuit, Inc.	726,201	$14,589,378

Internet Software & Services (2.9%)
Akamai Technologies, Inc. (a)(b)	78,980	3,716,009
Google, Inc., Class A (b)	80,347	47,723,708

Total		51,439,717

IT Services (3.7%)
Accenture PLC, Class A	547,739	26,559,864
IBM Corp.	185,666	27,248,342
Mastercard, Inc., Class A	55,411	12,418,159

Total		66,226,365

Semiconductors & Semiconductor Equipment (3.5%)
Broadcom Corp., Class A (a)	428,233	18,649,547
Cree, Inc. (a)(b)	38,845	2,559,497
Linear Technology Corp. (a)	585,666	20,258,187
RF Micro Devices, Inc. (b)	571,690	4,201,922
Texas Instruments, Inc. (a)	522,430	16,978,975

Total		62,648,128

Software (8.1%)
Citrix Systems, Inc. (b)	104,625	7,157,396
CommVault Systems, Inc. (a)(b)	91,154	2,608,827
Electronic Arts, Inc. (a)(b)	206,860	3,388,367
Intuit, Inc. (b)	286,581	14,128,443
Microsoft Corp.	1,127,679	31,484,798
Oracle Corp.	1,384,717	43,341,642
Quest Software, Inc. (a)(b)	190,523	5,285,108
Red Hat, Inc. (b)	142,125	6,488,006
Salesforce.com, Inc. (a)(b)	50,342	6,645,144
Symantec Corp. (b)	887,925	14,863,865
VMware, Inc., Class A (a)(b)	100,015	8,892,334

Total		144,283,930

TOTAL INFORMATION TECHNOLOGY		533,692,296

MATERIALS (5.6%)

Chemicals (3.1%)
EI du Pont de Nemours & Co. (a)	403,226	20,112,913
PPG Industries, Inc.	299,274	25,159,965
Sigma-Aldrich Corp. (a)	154,083	10,255,764

Total		55,528,642

Metals & Mining (2.5%)
Cliffs Natural Resources, Inc.	182,392	14,228,400
Freeport-McMoRan Copper & Gold, Inc.	187,473	22,513,633
Newmont Mining Corp.	127,612	7,839,205

Total		44,581,238

TOTAL MATERIALS		100,109,880

TELECOMMUNICATION SERVICES (1.3%)

Wireless Telecommunication Services (1.3%)
Crown Castle International Corp. (b)	533,373	23,377,739

TOTAL TELECOMMUNICATION SERVICES		23,377,739

Total Common Stocks
(Cost: $1,484,385,453)		$1,756,838,313

	Shares	Value

Money Market Fund (1.4%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	24,540,898	$24,540,898

Total Money Market Fund
(Cost: $24,540,898)		$24,540,898

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (20.6%)

Asset-Backed Commercial Paper (2.0%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Belmont Funding LLC
01/18/11	0.500%	999,694	999,694
Grampian Funding LLC
01/31/11	0.300%	9,997,417	9,997,417
Rheingold Securitization
02/16/11	0.521%	9,986,711	9,986,711
Royal Park Investments Funding Corp.
03/25/11	0.501%	9,987,083	9,987,083

Total			35,970,355

Certificates of Deposit (11.4%)
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	4,996,106	4,996,106
Barclays Bank PLC
02/23/11	0.425%	7,000,000	7,000,000
Clydesdale Bank PLC
01/21/11	0.370%	5,000,000	5,000,000
Credit Industrial et Commercial
02/22/11	0.395%	6,000,000	6,000,000
02/23/11	0.380%	9,990,298	9,990,298
DZ Bank AG
01/18/11	0.330%	10,000,000	10,000,000
01/21/11	0.335%	4,997,210	4,997,210
Development Bank of Singapore Ltd.
01/25/11	0.310%	15,000,000	15,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	5,000,000	5,000,000
KBC Bank NV
01/20/11	0.450%	5,000,000	5,000,000
01/24/11	0.450%	10,000,000	10,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	15,000,066	15,000,066
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	10,000,000	10,000,000
Natixis
03/07/11	0.440%	8,000,000	8,000,000
Norinchukin Bank
01/25/11	0.330%	6,000,000	6,000,000
02/08/11	0.330%	2,000,000	2,000,000
02/14/11	0.330%	4,000,000	4,000,000
03/02/11	0.350%	5,000,125	5,000,125
Pohjola Bank PLC
03/14/11	0.610%	5,000,000	5,000,000
Societe Generale
02/17/11	0.310%	9,992,084	9,992,084
02/24/11	0.305%	4,996,106	4,996,106
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
02/18/11	0.345%	5,000,064	5,000,064
02/18/11	0.350%	10,000,000	10,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	5,000,000	5,000,000
02/22/11	0.340%	15,000,000	15,000,000

Total			202,972,059

Commercial Paper (1.4%)
Macquarie Bank Ltd.
02/09/11	0.375%	9,991,146	9,991,146
Suncorp Metway Ltd.
01/10/11	0.400%	14,994,500	14,994,500

Total			24,985,646

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	4,000,000	4,000,000

Repurchase Agreements (5.6%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $15,003,875 (e)
	0.300%	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $20,000,667 (e)
	0.400%	20,000,000	20,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $2,612,397 (e)
	0.170%	2,612,360	2,612,360
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $2,000,042 (e)
	0.250%	2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $16,000,333 (e)
	0.250%	16,000,000	16,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $6,000,250 (e)
	0.500%	6,000,000	6,000,000
Natixis Financial Products, Inc. dated 12/31/10, matures 01/03/11, repurchase price $12,000,350 (e)
	0.350%	12,000,000	12,000,000
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $8,000,333 (e)
	0.500%	8,000,000	8,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $2,000,075 (e)
	0.450%	2,000,000	2,000,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  183

Portfolio of Investments (continued)  VP – American Century Growth Fund

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
RBS Securities, Inc. (e) dated 08/18/10, matures 02/04/11, repurchase price $5,001,458
	0.300%	$5,000,000	$5,000,000
dated 12/31/10, matures 01/03/11, repurchase price $10,000,250
	0.300%	10,000,000	10,000,000

Total			98,612,360

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $366,540,420)			$366,540,420

Total Investments
(Cost: $1,875,466,771)			$2,147,919,631
Other Assets & Liabilities, Net			(366,581,757)

Net Assets			$1,781,337,874

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
UBS Securities	January 31, 2011	31,404,333		5,534,974		$—	$(97,011)
		(DKK	)	(USD	)
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,536	$1,612,876,180	$(1,588,346,818)	$—	$24,540,898	$51,751	$24,540,898

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219

See accompanying Notes to Financial Statements.

184  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value
BPCE	$332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,599
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180
United States Treasury Inflation Indexed Bonds	60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$2,664,607

Total market value of collateral securities	$2,664,607

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  185

Portfolio of Investments (continued)  VP – American Century Growth Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$384,128
Freddie Mac REMICS	1,655,875

Total market value of collateral securities	$2,040,003

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$1,481,047
Federal Home Loan Mortgage Corp	862,308
Federal National Mortgage Association	959,741
Government National Mortgage Association	13,016,950

Total market value of collateral securities	$16,320,046

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$2,963
Fannie Mae Pool	2,489,730
Fannie Mae REMICS	256,943
Fannie Mae Whole Loan	6,981
Federal Farm Credit Bank	3,998
Federal Home Loan Banks	103,743
Federal Home Loan Mortgage Corp	15,978
FHLMC Structured Pass Through Securities	15,132
Freddie Mac Gold Pool	1,304,606
Freddie Mac Non Gold Pool	154,797
Freddie Mac REMICS	287,639
Ginnie Mae II Pool	210,623
Government National Mortgage Association	390,687
United States Treasury Note/Bond	876,180

Total market value of collateral securities	$6,120,000

Natixis Financial Products, Inc. (0.350%)
Security description	Value
Fannie Mae Interest Strip	$550,679
Fannie Mae Pool	217,395
Fannie Mae REMICS	4,220,860
Freddie Mac Gold Pool	44,274
Freddie Mac Non Gold Pool	56,953
Freddie Mac REMICS	4,919,973
Freddie Mac Strips	409,842
Government National Mortgage Association	50,804
United States Treasury Note/Bond	1,769,577

Total market value of collateral securities	$12,240,357

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$3,653,464
Freddie Mac Gold Pool	4,506,536

Total market value of collateral securities	$8,160,000

See accompanying Notes to Financial Statements.

186  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$1,038,612
Fannie Mae REMICS	234,184
Freddie Mac Gold Pool	88,837
Freddie Mac REMICS	309,095
Ginnie Mae I Pool	79,117
Government National Mortgage Association	290,155

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.300%)
Security description	Value
Amortizing Residential Collateral Trust	$366,530
Capital One Multi-Asset Execution Trust	1,340,985
Chase Issuance Trust	359,448
Citibank Credit Card Issuance Trust	839,706
Citibank Omni Master Trust	811,451
Discover Card Master Trust I	489,684
First Franklin Mortgage Loan Asset Backed Certificates	296,317
First National Master Note Trust	441,456
Ford Credit Auto Owner Trust	76,459
Freddie Mac Gold Pool	820,950
GS Mortgage Securities Corp II	333,580
HSBC Home Equity Loan Trust	939,005
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,018,571
Nelnet Student Loan Trust	420,889
SLC Student Loan Trust	674,071
SLM Student Loan Trust	1,024,500
Structured Asset Investment Loan Trust	75,576
Wells Fargo Home Equity Trust	146,732

Total market value of collateral securities	$10,475,910

RBS Securities, Inc. (0.300%)
Security description	Value
Fannie Mae REMICS	$2,628,277
Fannie Mae Whole Loan	6,471
Freddie Mac REMICS	2,465,322

Total market value of collateral securities	$5,100,070

Currency Legend

DKK	Danish Krone

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  187

Portfolio of Investments (continued)  VP – American Century Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

188  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$253,460,061	$—	$—	$253,460,061
Consumer Staples	165,583,901	—	—	165,583,901
Energy	185,448,940	—	—	185,448,940
Financials	82,999,437	—	—	82,999,437
Health Care	179,022,266	8,605,326	—	187,627,592
Industrials	224,538,467	—	—	224,538,467
Information Technology	533,692,296	—	—	533,692,296
Materials	100,109,880	—	—	100,109,880
Telecommunication Services	23,377,739	—	—	23,377,739

Total Equity Securities	1,748,232,987	8,605,326	—	1,756,838,313

Other
Affiliated Money Market Fund(c)	24,540,898	—	—	24,540,898
Investments of Cash Collateral Received for Securities on Loan	—	366,540,420	—	366,540,420

Total Other	24,540,898	366,540,420	—	391,081,318

Investments in Securities	1,772,773,885	375,145,746	—	2,147,919,631
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(97,011)	—	(97,011)

Total	$1,772,773,885	$375,048,735	$—	$2,147,822,620

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  189

Portfolio of Investments
VP – Columbia Wanger International Equities Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (91.4%)

AUSTRALIA (1.9%)
Cochlear Ltd.	28,305	$2,325,394
Hastie Group Ltd.	529,510	516,655
SAI Global Ltd. (a)	594,411	2,963,671
Seek Ltd. (a)	65,007	440,349
UGL Ltd. (a)	215,962	3,183,956

Total		9,430,025

BERMUDA (0.3%)
Textainer Group Holdings Ltd. (a)	48,028	1,368,318

BRAZIL (3.5%)
Localiza Rent a Car SA	390,000	6,316,075
Mills Estruturas e Servicos de Engenharia SA	248,000	3,075,738
MRV Engenharia e Participacoes SA	275,000	2,584,437
Natura Cosmeticos SA	105,000	3,014,720
PDG Realty SA Empreendimentos e Participacoes	447,420	2,736,777

Total		17,727,747

CANADA (5.4%)
Ag Growth International, Inc.	73,874	3,708,513
Baytex Energy Trust Unit	60,933	2,847,491
Black Diamond Group Ltd.	44,697	963,939
Bowood Energy, Inc. (b)	320,000	192,500
CCL Industries, Inc., Class B	107,468	3,191,500
Deethree Exploration Ltd. (b)	233,000	1,004,512
Eldorado Gold Corp.	66,149	1,226,947
Guyana Goldfields, Inc. (b)	122,265	1,311,646
Horizon North Logistics, Inc. (b)	198,109	589,918
Ivanhoe Mines Ltd. (b)	66,184	1,516,937
Ivanhoe Mines Ltd. (b)	70,400	1,623,421
Madalena Ventures, Inc. (b)	465,000	382,294
Onex Corp.	15,800	478,879
Pan Orient Energy Corp. (b)	132,433	882,975
ShawCor Ltd., Class A	141,738	4,705,179
Sterling Resources Ltd. (b)	225,000	778,273
Tahoe Resources, Inc. (b)	90,900	1,339,713
Tesco Corp. (a)(b)	28,817	457,614
Westfire Energy Ltd. (b)	4,400	30,439

Total		27,232,690

CAYMAN ISLANDS (0.4%)
Mongolian Mining Corp. (b)	1,775,900	2,072,493

CHILE (0.8%)
Sociedad Quimica y Minera de Chile SA, ADR (a)	71,384	4,170,253

CHINA (5.1%)
51job, Inc., ADR (a)(b)	21,000	1,034,250
China Communications Services Corp., Ltd., Class H	3,800,000	2,263,767
China Xiniya Fashion Ltd., ADR (a)(b)	142,100	1,301,636
China Yurun Food Group Ltd.	1,022,000	3,359,766
Jiangsu Expressway Co., Ltd., Series H (a)	3,036,000	3,476,634
Mindray Medical International Ltd., ADR (a)	98,950	2,612,280
New Oriental Education & Technology Group, ADR (a)(b)	24,760	2,605,495
Noah Holdings Ltd., ADR (a)(b)	18,400	359,720
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,022,484	2,900,897
Xueda Education Group, ADR (a)(b)	6,100	68,747
Zhaojin Mining Industry Co., Ltd., Class H	1,369,230	5,602,357

Total		25,585,549

CZECH REPUBLIC (0.5%)
Komercni Banka AS	10,641	2,527,732

DENMARK (0.9%)
Novozymes A/S, Series B	25,324	3,536,029
SimCorp	6,200	995,497

Total		4,531,526

FINLAND (1.0%)
Poyry OYJ (a)	156,204	1,909,635
Stockmann OYJ Abp, Series B	80,103	3,041,149

Total		4,950,784

FRANCE (4.5%)
Eurofins Scientific	49,600	3,573,855
Hi-Media SA (a)(b)	150,963	706,326
Mersen	47,000	2,155,055
Neopost SA (a)	49,000	4,270,809
Norbert Dentressangle SA	17,916	1,587,892
Pierre & Vacances (a)	28,000	2,260,048
Rubis (a)	24,000	2,796,051
Saft Groupe SA	74,600	2,747,432
Teleperformance (a)	59,000	1,991,498
Toreador Resources Corp. (a)(b)	31,000	481,120

Total		22,570,086

GERMANY (3.6%)
CTS Eventim AG (a)	52,097	3,218,564
Deutsche Beteiligungs AG	27,524	772,340
ElringKlinger AG	45,000	1,551,191
Rational AG	9,798	2,166,404
Rheinmetall AG	30,000	2,388,092
Rhoen-Klinikum AG (a)	107,600	2,358,463
Vossloh AG (a)	26,800	3,396,003
Wirecard AG	189,465	2,563,730

Total		18,414,787

GREECE (0.4%)
Intralot SA-Integrated Lottery Systems & Services	559,800	1,863,368

HONG KONG (3.7%)
China Green Holdings Ltd. (a)	2,914,300	2,861,054
Hong Kong Exchanges and Clearing Ltd. (a)	60,000	1,361,039
Lifestyle International Holdings Ltd.	1,835,981	4,521,446
Melco Crown Entertainment Ltd., ADR (a)(b)	570,000	3,625,200
REXLot Holdings Ltd.	21,354,050	2,253,000
SA SA International Holdings Ltd. (a)	1,697,100	1,059,050
Sino-Ocean Land Holdings Ltd. (a)	1,700,000	1,113,356
Wasion Group Holdings Ltd.	2,524,897	1,669,837

Total		18,463,982

IRELAND (0.9%)
Paddy Power PLC	36,151	1,483,629
United Drug PLC	1,050,000	2,947,644

Total		4,431,273

ISRAEL (0.8%)
Israel Chemicals Ltd.	247,118	4,272,905
SodaStream International Ltd. (a)(b)	1,200	37,896

Total		4,310,801

ITALY (2.3%)
Ansaldo STS SpA (a)	181,000	2,598,363
CIR – Compagnie Industriali Riunite SpA (a)(b)	807,000	1,486,155
Credito Emiliano SpA (a)	373,044	2,313,629
Terna Rete Elettrica Nazionale SpA	343,000	1,450,195
Tod’s SpA	37,500	3,711,245

Total		11,559,587

JAPAN (17.2%)
Advance Residence Investment Corp. (b)	2,235	4,999,581
Aeon Delight Co., Ltd.	153,220	3,010,290
Aeon Mall Co., Ltd.	80,601	2,156,923
Ain Pharmaciez, Inc. (a)	61,197	2,146,903
Asahi Diamond Industrial Co., Ltd. (a)	82,000	1,555,563
Asics Corp.	169,526	2,170,662
Benesse Holdings, Inc.	36,297	1,670,648
Daiseki Co., Ltd. (a)	101,024	2,100,970
Fukuoka REIT Corp.	302	2,364,220
Glory Ltd.	86,920	2,140,199
Gree, Inc. (a)	132,000	1,674,768
Hamamatsu Photonics KK	63,160	2,303,248
Hoshizaki Electric Co., Ltd. (a)	118,000	2,184,264
Ibiden Co., Ltd.	63,253	1,984,876
Icom, Inc. (a)	59,356	1,624,655
Japan Airport Terminal Co., Ltd. (a)	89,519	1,378,692
Jupiter Telecommunications Co., Ltd.	2,136	2,241,678
Kakaku.com, Inc.	245	1,454,608
Kamigumi Co., Ltd.	292,055	2,445,222
Kansai Paint Co., Ltd.	645,211	6,232,243
Kintetsu World Express, Inc.	77,108	2,195,871
Makita Corp.	45,489	1,851,718
Miura Co., Ltd.	52,292	1,393,371
Nakanishi, Inc.	23,439	2,482,236
Nippon Sheet Glass Co., Ltd.	617,000	1,655,560
Olympus Corp. (a)	71,161	2,143,460
Orix JREIT, Inc.	545	3,544,396
Osaka Securities Exchange Co., Ltd.	453	2,279,686
Pigeon Corp. (a)	37,800	1,283,832
Rohto Pharmaceutical Co., Ltd.	133,522	1,561,039
Seven Bank Ltd. (a)	1,770	3,744,162

See accompanying Notes to Financial Statements.

190  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONT.)
Start Today Co., Ltd. (a)	669	$2,669,568
Suruga Bank Ltd. (a)	155,666	1,444,992
Tamron Co., Ltd.	83,800	1,735,977
Torishima Pump Manufacturing Co., Ltd. (a)	84,771	1,780,970
Tsumura & Co. (a)	70,380	2,274,704
Ushio, Inc. (a)	90,801	1,724,766
Wacom Co., Ltd. (a)	1,732	2,739,999
Zenrin Co., Ltd.	38,777	431,866

Total		86,778,386

KOREA (2.1%)
MegaStudy Co., Ltd.	10,200	1,592,185
NHN Corp. (b)	26,300	5,293,363
Taewoong Co., Ltd.	7,100	295,792
Woongjin Coway Co., Ltd.	99,300	3,551,759

Total		10,733,099

LUXEMBOURG (0.5%)
L’Occitane International SA (b)	900,000	2,489,707

MEXICO (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	47,000	2,653,150

NETHERLANDS (6.9%)
Aalberts Industries NV	193,754	4,085,889
Arcadis NV	103,512	2,409,798
Core Laboratories NV (a)	18,322	1,631,574
Fugro NV-CVA	65,470	5,382,499
Gemalto NV (a)	33,000	1,404,823
Imtech NV	159,036	6,035,695
Koninklijke Ten Cate NV	102,848	3,849,642
Koninklijke Vopak NV	86,145	4,070,858
Unit 4 NV	122,386	3,963,346
USG People NV (b)	105,953	2,152,897

Total		34,987,021

NORWAY (0.1%)
Atea ASA	29,500	296,074

PORTUGAL (0.7%)
Banco Comercial Portugues SA, Series R (a)	1,843,231	1,434,066
REN — Redes Energeticas Nacionais SA	647,000	2,231,467

Total		3,665,533

SINGAPORE (4.7%)
Ascendas Real Estate Investment Trust	1,779,279	2,874,060
CDL Hospitality Trusts	2,000,000	3,246,196
Goodpack Ltd.	960,000	1,535,700
Mapletree Industrial Trust (b)	2,800,000	2,381,584
Mapletree Logistics Trust	5,470,000	4,119,040
Olam International Ltd.	2,900,000	7,105,736
Singapore Exchange Ltd. (a)	360,000	2,365,353

Total		23,627,669

SOUTH AFRICA (3.0%)
Mr Price Group Ltd.	381,231	3,838,516
Naspers Ltd., Series N	136,200	8,000,301
Northam Platinum Ltd. (a)	500,000	3,429,428

Total		15,268,245

SPAIN (0.5%)
Red Electrica Corp. SA	50,500	2,381,529

SWEDEN (2.6%)
East Capital Explorer AB (b)	95,877	1,210,759
Hexagon AB, Series B (a)	366,897	7,894,743
Orc Software AB (a)	56,881	1,080,908
Sweco AB, Series B (b)	345,805	3,000,617

Total		13,187,027

SWITZERLAND (3.4%)
Aryzta AG (b)	26,421	1,235,833
Bank Sarasin & Cie AG, Series B	61,120	2,789,791
Geberit AG	15,959	3,696,801
Kuehne & Nagel International AG	26,913	3,751,191
Partners Group Holding AG	15,900	3,022,721
Sika AG	1,324	2,911,787

Total		17,408,124

TAIWAN (1.7%)
Everlight Electronics Co., Ltd.	606,000	1,757,729
Formosa International Hotels Corp.	132,790	2,354,789
Simplo Technology Co., Ltd.	594,580	4,331,946

Total		8,444,464

THAILAND (0.1%)
Home Product Center	116,500	34,111
Home Product Center PLC	2,216,200	648,899

Total		683,010

UNITED KINGDOM (7.8%)
Abcam PLC (b)	291,500	1,454,516
Archipelago Resources PLC (b)	2,135,730	2,031,450
Charles Taylor Consulting PLC	1,057,000	2,744,222
Chemring Group PLC	80,000	3,622,568
Cobham PLC	778,586	2,470,592
Flybe Group PLC (b)	126,000	623,798
Intertek Group PLC	167,438	4,634,281
Jardine Lloyd Thompson Group PLC	121,700	1,193,634
Mail.ru Group Ltd., GDR (b)(c)	69,700	2,509,200
Micro Focus International PLC	186,400	1,129,771
Petropavlovsk PLC	169,000	3,014,690
Premier Oil PLC (b)	26,000	790,566
PureCircle Ltd. (b)	311,357	803,501
Rotork PLC	60,672	1,729,396
RPS Group PLC	409,158	1,469,953
Serco Group PLC	556,077	4,816,693
Smith & Nephew PLC	111,209	1,173,107
Tullow Oil PLC	61,386	1,207,020
Workspace Group PLC	5,343,000	1,957,866

Total		39,376,824

UNITED STATES (3.6%)
Alexion Pharmaceuticals, Inc. (a)(b)	35,600	2,867,580
Atwood Oceanics, Inc. (a)(b)	110,919	4,145,043
BioMarin Pharmaceutical, Inc. (a)(b)	88,683	2,388,233
Bristow Group, Inc. (b)	34,989	1,656,729
Central European Distribution Corp. (b)	79,527	1,821,168
FMC Technologies, Inc. (a)(b)	29,213	2,597,328
World Fuel Services Corp. (a)	80,015	2,893,343

Total		18,369,424

Total Common Stocks
(Cost: $369,596,537)		$461,560,287

Preferred Stocks (0.9%)

BRAZIL (0.9%)
Suzano Papel e Celulose SA	508,000	$4,520,313

Total Preferred Stocks
(Cost: $4,378,624)		$4,520,313

Rights (—%)

CANADA (—%)
Ivanhoe Mines Ltd.
01/26/11 0.000% (b) CAD	136,584	$187,239

Total Rights
(Cost: $—)		$187,239

	Shares	Value

Money Market Fund (7.1%)

Columbia Short-Term Cash Fund, 0.229% (d)(e)	35,727,879	$35,727,879

Total Money Market Fund
(Cost: $35,727,879)		$35,727,879

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (10.3%)

Certificates of Deposit (2.3%)
Barclays Bank PLC
02/23/11	0.425%	$2,000,000	$2,000,000
Credit Industrial et Commercial
02/22/11	0.395%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	1,000,000	1,000,000
KBC Bank NV
01/20/11	0.450%	1,000,000	1,000,000
Norinchukin Bank
01/25/11	0.330%	1,500,000	1,500,000
United Overseas Bank Ltd.
02/22/11	0.340%	2,000,000	2,000,000

Total			11,500,000

Repurchase Agreements (8.0%)
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,000,167 (f)
	0.400%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,067 (f)
	0.160%	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  191

Portfolio of Investments (continued)  VP – Columbia Wanger International Equities Fund

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $6,401,928 (f)
	0.170%	$6,401,837	$6,401,837
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $9,000,188 (f)
	0.250%	9,000,000	9,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (f)
	0.500%	5,000,000	5,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $10,000,375 (f)
	0.450%	10,000,000	10,000,000

Total			40,401,837

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $51,901,837)			$51,901,837

Total Investments
(Cost: $461,604,877)			$553,897,555
Other Assets & Liabilities, Net			(49,150,475)

Net Assets			$504,747,080

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2010:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	1.2%	$6,093,160
Air Freight & Logistics	1.0	5,319,464
Auto Components	0.3	1,551,191
Beverages	0.4	1,821,168
Biotechnology	1.3	6,710,329
Building Products	1.2	5,869,016
Capital Markets	1.6	8,155,331
Chemicals	4.2	21,123,217
Commercial Banks	2.3	11,464,582
Commercial Services & Supplies	2.6	12,951,763
Communications Equipment	0.3	1,624,655
Computers & Peripherals	1.7	8,476,768
Construction & Engineering	2.9	14,630,066
Containers & Packaging	0.6	3,191,500
Diversified Consumer Services	1.1	5,937,075
Diversified Financial Services	1.3	6,484,958
Diversified Telecommunication Services	0.4	2,263,767
Electric Utilities	0.8	3,831,724
Electrical Equipment	1.3	6,627,254
Electronic Equipment, Instruments & Components	1.5	7,715,689
Energy Equipment & Services	4.1	20,575,965
Food & Staples Retailing	1.8	9,252,638
Food Products	1.6	8,260,153
Gas Utilities	0.6	2,796,051
Health Care Equipment & Supplies	2.7	13,637,374
Health Care Providers & Services	1.1	5,306,108
Hotels, Restaurants & Leisure	2.7	13,840,034
Household Durables	1.8	8,910,869
Household Products	0.3	1,283,832
Industrial Conglomerates	0.8	3,874,247
Insurance	0.8	3,937,856
Internet & Catalog Retail	0.5	2,669,568
Internet Software & Services	2.2	10,931,940
IT Services	0.6	2,859,804
Leisure Equipment & Products	0.3	1,735,977

See accompanying Notes to Financial Statements.

192  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Life Sciences Tools & Services	0.7%	$3,573,855
Machinery	6.8	34,182,825
Marine	0.7	3,751,191
Media	2.9	14,598,735
Metals & Mining	4.6	23,356,321
Multiline Retail	1.5	7,562,595
Multi-Utilities	0.4	2,231,467
Office Electronics	0.8	4,270,809
Oil, Gas & Consumable Fuels	2.3	11,490,532
Paper & Forest Products	0.9	4,520,313
Personal Products	0.6	3,014,720
Pharmaceuticals	0.8	3,835,743
Professional Services	3.0	15,126,581
Real Estate Investment Trusts (REITs)	5.0	25,486,944
Real Estate Management & Development	0.6	3,270,278
Road & Rail	1.3	6,316,075
Software	1.4	7,169,522
Specialty Retail	1.6	8,070,283
Textiles, Apparel & Luxury Goods	2.2	11,033,185
Trading Companies & Distributors	0.9	4,444,055
Transportation Infrastructure	3.4	17,246,717
Other(1)	17.4	87,629,716

Total		$553,897,555

(1)	Cash & Cash Equivalents

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Morgan Stanley	January 3, 2011	33,823		263,182		$40	$—
		(USD	)	(HKD	)

Morgan Stanley	January 4, 2011	4,842		4,902		—	(45)
		(AUD	)	(USD	)

State Street Bank & Trust Company	January 4, 2011	11,931,898		145,334		—	(1,683)
		(JPY	)	(USD	)

State Street Bank & Trust Company	January 4, 2011	57,429		57,452		173	—
		(USD	)	(CAD	)

Morgan Stanley	January 4, 2011	643		415		4	—
		(USD	)	(GBP	)

State Street Bank & Trust Company	January 4, 2011	16,596		129,158		22	—
		(USD	)	(HKD	)

State Street Bank & Trust Company	January 5, 2011	6,172		6,265		—	(39)
		(AUD	)	(USD	)

Morgan Stanley	January 5, 2011	102,122		135,638		—	(879)
		(EUR	)	(USD	)

Morgan Stanley	January 5, 2011	9,029,580		109,956		—	(1,300)
		(JPY	)	(USD	)

State Street Bank & Trust Company	January 5, 2011	48,261		48,247		110	—
		(USD	)	(CAD	)

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  193

Portfolio of Investments (continued)  VP – Columbia Wanger International Equities Fund

Forward Foreign Currency Exchange Contracts Open at December 31, 2010 (continued)

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Morgan Stanley	January 5, 2011	1,859		1,206		$22	$—
		(USD	)	(GBP	)

State Street Bank & Trust Company	January 6, 2011	3,895,862		47,837		—	(164)
		(JPY	)	(USD	)

Total						$371	$(4,110)

Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $2,509,200 or 0.50% of net assets.

(d)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$7,500	$429,208,793	$(393,488,414)	$—	$35,727,879	$45,778	$35,727,879

(e)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

See accompanying Notes to Financial Statements.

194  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$6,529,874

Total market value of collateral securities	$6,529,874

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$1,728,577
Freddie Mac REMICS	7,451,439

Total market value of collateral securities	$9,180,016

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  195

Portfolio of Investments (continued)  VP – Columbia Wanger International Equities Fund

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

See accompanying Notes to Financial Statements.

196  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  197

Portfolio of Investments (continued)  VP – Columbia Wanger International Equities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$12,960,188	$62,949,324	$—	$75,909,512
Consumer Staples	4,835,888	18,796,623	—	23,632,511
Energy	24,686,414	7,380,084	—	32,066,498
Financials	838,599	57,961,350	—	58,799,949
Health Care	7,868,093	25,195,316	—	33,063,409
Industrials	19,709,900	116,722,514	—	136,432,414
Information Technology	—	43,049,187	—	43,049,187
Materials	14,380,417	33,103,381	—	47,483,798
Telecommunication Services	—	2,263,767	—	2,263,767
Utilities	—	8,859,242	—	8,859,242
Preferred Stocks
Materials	4,520,313	—	—	4,520,313
Rights
Materials	187,239	—	—	187,239

Total Equity Securities	89,987,051	376,280,788	—	466,267,839

Other
Affiliated Money Market Fund(c)	35,727,879	—	—	35,727,879
Investments of Cash Collateral Received for Securities on Loan	—	51,901,837	—	51,901,837

Total Other	35,727,879	51,901,837	—	87,629,716

Investments in Securities	125,714,930	428,182,625	—	553,897,555
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	371	—	371
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,110)	—	(4,110)

Total	$125,714,930	$428,178,886	$—	$553,893,816

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

198  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Columbia Wanger U.S. Equities Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (100.3%)

CONSUMER DISCRETIONARY (15.2%)

Auto Components (0.5%)
Drew Industries, Inc. (a)	127,000	$2,885,440

Automobiles (0.3%)
Thor Industries, Inc. (a)	50,000	1,698,000

Distributors (0.5%)
Pool Corp. (a)	153,000	3,448,620

Diversified Consumer Services (0.5%)
ITT Educational Services, Inc. (a)(b)	47,700	3,038,013

Hotels, Restaurants & Leisure (5.2%)
Bally Technologies, Inc. (a)(b)	156,000	6,581,640
Bravo Brio Restaurant Group, Inc. (b)	14,800	283,716
Gaylord Entertainment Co. (a)(b)	362,000	13,010,280
Life Time Fitness, Inc. (a)(b)	99,000	4,058,010
Penn National Gaming, Inc. (b)	134,000	4,710,100
PF Chang’s China Bistro, Inc. (a)	4,000	193,840
Pinnacle Entertainment, Inc. (a)(b)	287,000	4,023,740
WMS Industries, Inc. (b)	27,000	1,221,480

Total		34,082,806

Household Durables (0.7%)
Cavco Industries, Inc. (a)(b)	66,000	3,081,540
Jarden Corp.	57,000	1,759,590

Total		4,841,130

Internet & Catalog Retail (0.7%)
Gaiam, Inc., Class A	8,000	61,600
Shutterfly, Inc. (a)(b)	134,000	4,694,020

Total		4,755,620

Media (0.2%)
Entravision Communications Corp., Class A (b)	301,000	773,570
Salem Communications Corp., Class A	192,000	608,640
Spanish Broadcasting System, Inc., Class A (b)	176,000	124,608

Total		1,506,818

Multiline Retail (0.5%)
Saks, Inc. (a)(b)	315,000	3,370,500

Specialty Retail (3.2%)
Aaron’s, Inc. (a)	47,000	958,330
Abercrombie & Fitch Co., Class A	164,000	9,451,320
Chico’s FAS, Inc.	213,000	2,562,390
Coldwater Creek, Inc. (a)(b)	51,700	163,889
Express, Inc.	37,100	697,480
Pier 1 Imports, Inc. (a)(b)	247,000	2,593,500
Talbots, Inc. (a)(b)	164,000	1,397,280
Urban Outfitters, Inc. (a)(b)	68,000	2,435,080
Wet Seal, Inc. (The), Class A (a)(b)	241,800	894,660

Total		21,153,929

Textiles, Apparel & Luxury Goods (2.9%)
Deckers Outdoor Corp. (b)	16,000	1,275,840
Lululemon Athletica, Inc. (a)(b)	167,000	11,426,140
True Religion Apparel, Inc. (a)(b)	103,300	2,299,458
Warnaco Group, Inc. (The) (b)	70,000	3,854,900

Total		18,856,338

TOTAL CONSUMER DISCRETIONARY		99,637,214

CONSUMER STAPLES (0.6%)

Food & Staples Retailing (—%)
Fresh Market, Inc. (The) (b)	5,000	206,000

Food Products (0.6%)
Diamond Foods, Inc. (a)	71,000	3,775,780

TOTAL CONSUMER STAPLES		3,981,780

ENERGY (9.9%)

Energy Equipment & Services (5.8%)
Atwood Oceanics, Inc. (a)(b)	282,900	10,571,973
Bristow Group, Inc. (a)(b)	70,000	3,314,500
Core Laboratories NV (a)	40,000	3,562,000
Exterran Holdings, Inc. (a)(b)	79,000	1,892,050
FMC Technologies, Inc. (b)	202,400	17,995,384
Tesco Corp. (a)(b)	37,000	587,560

Total		37,923,467

Oil, Gas & Consumable Fuels (4.1%)
Carrizo Oil & Gas, Inc. (a)(b)	155,000	5,345,950
EQT Corp.	14,000	627,760
Houston American Energy Corp. (a)	103,100	1,865,079
Northern Oil and Gas, Inc. (b)	72,000	1,959,120
Oasis Petroleum, Inc. (b)	6,500	176,280
Quicksilver Resources, Inc. (a)(b)	183,000	2,697,420
Rosetta Resources, Inc. (a)(b)	41,000	1,543,240
SM Energy Co.	82,000	4,832,260
Swift Energy Co. (a)(b)	33,000	1,291,950
Ultra Petroleum Corp. (a)(b)	73,000	3,487,210
World Fuel Services Corp. (a)	94,000	3,399,040

Total		27,225,309

TOTAL ENERGY		65,148,776

FINANCIALS (14.4%)

Capital Markets (1.6%)
Eaton Vance Corp. (a)	99,000	2,992,770
Investment Technology Group, Inc. (a)(b)	54,000	883,980
MF Global Holdings Ltd. (a)(b)	265,000	2,215,400
SEI Investments Co.	185,000	4,401,150

Total		10,493,300

Commercial Banks (5.3%)
Associated Banc-Corp. (a)	143,000	2,166,450
City National Corp. (a)	37,000	2,270,320
CVB Financial Corp. (a)	80,000	693,600
First Busey Corp.	426,000	2,002,200
Green Bankshares, Inc. (a)(b)	83,709	267,869
Guaranty Bancorp (a)(b)	291,000	410,310
Lakeland Financial Corp. (a)	170,000	3,648,200
MB Financial, Inc. (a)	196,000	3,394,720
Pacific Continental Corp. (a)	155,295	1,562,267
Sandy Spring Bancorp, Inc. (a)	57,000	1,050,510
SVB Financial Group (a)(b)	64,000	3,395,200
TCF Financial Corp. (a)	271,000	4,013,510
Valley National Bancorp (a)	386,000	5,519,800
Whitney Holding Corp. (a)	251,000	3,551,650
Wilmington Trust Corp.	155,000	672,700

Total		34,619,306

Consumer Finance (0.1%)
World Acceptance Corp. (a)(b)	10,000	528,000

Diversified Financial Services (0.6%)
Leucadia National Corp.	148,000	4,318,640

Insurance (0.4%)
Tower Group, Inc. (a)	94,000	2,404,520

Real Estate Investment Trusts (REITs) (5.2%)
Associated Estates Realty Corp. (a)	162,000	2,476,980
BioMed Realty Trust, Inc. (a)	492,000	9,175,800
Corporate Office Properties Trust (a)	61,000	2,131,950
DCT Industrial Trust, Inc. (a)	202,000	1,072,620
Digital Realty Trust, Inc. (a)	18,000	927,720
DuPont Fabros Technology, Inc. (a)	94,000	1,999,380
Education Realty Trust, Inc. (a)	156,000	1,212,120
Extra Space Storage, Inc. (a)	413,000	7,186,200
Kilroy Realty Corp. (a)	99,000	3,610,530
Kite Realty Group Trust (a)	568,000	3,072,880
Macerich Co. (The)	37,000	1,752,690

Total		34,618,870

Real Estate Management & Development (0.4%)
St Joe Co. (The) (a)(b)	113,000	2,469,050

Thrifts & Mortgage Finance (0.8%)
Berkshire Hills Bancorp, Inc. (a)	81,000	1,790,100
Kaiser Federal Financial Group, Inc. (a)	21,541	249,445
Provident New York Bancorp	3,000	31,470
ViewPoint Financial Group (a)	298,600	3,490,634

Total		5,561,649

TOTAL FINANCIALS		95,013,335

HEALTH CARE (10.1%)

Biotechnology (5.6%)
Acorda Therapeutics, Inc. (a)(b)	49,900	1,360,274
Alexion Pharmaceuticals, Inc. (a)(b)	69,000	5,557,950
Allos Therapeutics, Inc. (a)(b)	410,000	1,890,100
Anthera Pharmaceuticals, Inc. (a)(b)	71,000	346,480
Array Biopharma, Inc. (b)	205,000	612,950
BioMarin Pharmaceutical, Inc. (a)(b)	135,400	3,646,322
Cepheid, Inc. (a)(b)	118,800	2,702,700
Chelsea Therapeutics International Ltd. (b)	230,000	1,725,000
Idenix Pharmaceuticals, Inc. (a)(b)	132,600	668,304
InterMune, Inc. (b)	39,600	1,441,440

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  199

Portfolio of Investments (continued)  VP – Columbia Wanger U.S. Equities Fund

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONT.)

Biotechnology (cont.)
Isis Pharmaceuticals, Inc. (a)(b)	252,000	$2,550,240
Micromet, Inc. (a)(b)	320,000	2,598,400
Nabi Biopharmaceuticals (a)(b)	75,300	435,987
Nanosphere, Inc. (a)(b)	92,700	404,172
NPS Pharmaceuticals, Inc. (b)	213,000	1,682,700
Onyx Pharmaceuticals, Inc. (a)(b)	74,000	2,728,380
Seattle Genetics, Inc. (a)(b)	190,000	2,840,500
United Therapeutics Corp. (a)(b)	57,000	3,603,540

Total		36,795,439

Health Care Equipment & Supplies (1.2%)
Alimera Sciences, Inc. (a)(b)	21,800	226,284
American Medical Systems Holdings, Inc. (a)(b)	32,000	603,520
Gen-Probe, Inc. (a)(b)	29,000	1,692,150
IDEXX Laboratories, Inc. (a)(b)	22,000	1,522,840
Neogen Corp. (b)	4,100	168,223
Sirona Dental Systems, Inc. (a)(b)	80,000	3,342,400

Total		7,555,417

Health Care Providers & Services (0.5%)
Health Management Associates, Inc., Class A (b)	261,500	2,494,710
Mednax, Inc. (b)	16,000	1,076,640

Total		3,571,350

Health Care Technology (0.2%)
Quality Systems, Inc. (a)	22,000	1,536,040

Life Sciences Tools & Services (1.9%)
eResearchTechnology, Inc. (a)(b)	16,000	117,600
Illumina, Inc. (a)(b)	10,000	633,400
Mettler-Toledo International, Inc. (b)	72,000	10,887,120
Pacific Biosciences of California, Inc. (a)(b)	43,300	688,903

Total		12,327,023

Pharmaceuticals (0.7%)
Akorn, Inc. (a)(b)	142,800	866,796
Auxilium Pharmaceuticals, Inc. (a)(b)	98,000	2,067,800
Nektar Therapeutics (a)(b)	111,000	1,426,350

Total		4,360,946

TOTAL HEALTH CARE		66,146,215

INDUSTRIALS (21.0%)

Aerospace & Defense (0.7%)
HEICO Corp., Class A	42,000	1,567,440
Moog, Inc., Class A (a)(b)	77,000	3,064,600

Total		4,632,040

Air Freight & Logistics (0.2%)
Forward Air Corp. (a)	43,000	1,220,340

Commercial Services & Supplies (2.1%)
Herman Miller, Inc. (a)	121,000	3,061,300
Knoll, Inc. (a)	419,000	7,009,870
McGrath Rentcorp (a)	136,100	3,568,542

Total		13,639,712

Electrical Equipment (5.0%)
Acuity Brands, Inc. (a)	119,500	6,891,565
AMETEK, Inc.	376,500	14,777,625
GrafTech International Ltd. (b)	189,900	3,767,616
II-VI, Inc. (a)(b)	156,000	7,232,160

Total		32,668,966

Machinery (9.4%)
Albany International Corp., Class A (a)	154,000	3,648,260
Donaldson Co., Inc.	175,000	10,199,000
ESCO Technologies, Inc. (a)	178,000	6,735,520
Kennametal, Inc. (a)	198,000	7,813,080
Mueller Water Products, Inc., Class A (a)	216,000	900,720
Nordson Corp. (a)	167,000	15,343,960
Oshkosh Corp. (b)	65,000	2,290,600
Pentair, Inc. (a)	190,000	6,936,900
Toro Co. (The)	20,000	1,232,800
WABCO Holdings, Inc. (b)	114,000	6,946,020

Total		62,046,860

Professional Services (0.6%)
GP Strategies Corp. (a)(b)	129,000	1,320,960
Navigant Consulting, Inc. (a)(b)	175,000	1,610,000
RCM Technologies, Inc. (b)	233,000	1,081,120

Total		4,012,080

Road & Rail (1.7%)
Avis Budget Group, Inc. (a)(b)	373,500	5,811,660
Heartland Express, Inc. (a)	81,000	1,297,620
Hertz Global Holdings, Inc. (a)(b)	294,000	4,260,060

Total		11,369,340

Trading Companies & Distributors (1.3%)
CAI International, Inc. (a)(b)	91,000	1,783,600
GATX Corp. (a)	36,000	1,270,080
H&E Equipment Services, Inc. (a)(b)	58,800	680,316
Rush Enterprises, Inc., Class A (a)(b)	83,100	1,698,564
Rush Enterprises, Inc., Class B (b)	32,000	575,360
Textainer Group Holdings Ltd. (a)	80,000	2,279,200

Total		8,287,120

TOTAL INDUSTRIALS		137,876,458

INFORMATION TECHNOLOGY (24.3%)

Communications Equipment (4.0%)
Blue Coat Systems, Inc. (a)(b)	130,000	3,883,100
Finisar Corp. (a)(b)	399,800	11,870,062
Infinera Corp. (a)(b)	158,000	1,632,140
Ixia (a)(b)	92,000	1,543,760
Netgear, Inc. (a)(b)	77,000	2,593,360
Polycom, Inc. (a)(b)	127,000	4,950,460

Total		26,472,882

Electronic Equipment, Instruments & Components (3.8%)
Amphenol Corp., Class A	119,000	6,280,820
IPG Photonics Corp. (a)(b)	448,000	14,165,760
Plexus Corp. (a)(b)	125,000	3,867,500
Sanmina-SCI Corp. (a)(b)	85,000	975,800

Total		25,289,880

Internet Software & Services (0.9%)
Constant Contact, Inc. (a)(b)	37,000	1,146,630
Equinix, Inc. (a)(b)	23,000	1,868,980
SPS Commerce, Inc. (b)	117,000	1,848,600
TheStreet.com, Inc.	344,000	918,480

Total		5,782,690

IT Services (1.7%)
Acxiom Corp. (a)(b)	62,000	1,063,300
ExlService Holdings, Inc. (a)(b)	201,900	4,336,812
Global Payments, Inc. (a)	53,000	2,449,130
Hackett Group, Inc. (The) (a)(b)	218,000	765,180
Jack Henry & Associates, Inc.	47,000	1,370,050
SRA International, Inc., Class A (a)(b)	55,000	1,124,750

Total		11,109,222

Office Electronics (0.6%)
Zebra Technologies Corp., Class A (a)(b)	106,000	4,026,940

Semiconductors & Semiconductor Equipment (5.1%)
Applied Micro Circuits Corp. (a)(b)	174,000	1,858,320
Atmel Corp. (b)	761,000	9,375,520
Entegris, Inc. (a)(b)	604,000	4,511,880
Microsemi Corp. (a)(b)	293,000	6,709,700
Monolithic Power Systems, Inc. (a)(b)	188,000	3,105,760
ON Semiconductor Corp. (b)	415,800	4,108,104
Pericom Semiconductor Corp. (a)(b)	117,000	1,284,660
Supertex, Inc. (a)(b)	94,000	2,272,920

Total		33,226,864

Software (8.2%)
Advent Software, Inc. (a)(b)	84,500	4,894,240
ANSYS, Inc. (b)	148,000	7,706,360
Ariba, Inc. (a)(b)	100,000	2,349,000
Blackbaud, Inc. (a)	159,000	4,118,100
Blackboard, Inc. (a)(b)	53,500	2,209,550
Concur Technologies, Inc. (a)(b)	82,000	4,258,260
Informatica Corp. (a)(b)	295,000	12,988,850
MICROS Systems, Inc. (b)	305,000	13,377,300
NetSuite, Inc. (b)	15,000	375,000
NICE Systems Ltd., ADR (a)(b)	31,000	1,081,900
Tyler Technologies, Inc. (a)(b)	13,000	269,880

Total		53,628,440

TOTAL INFORMATION TECHNOLOGY		159,536,918

MATERIALS (0.6%)

Chemicals (0.6%)
Albemarle Corp.	71,000	3,960,380

Metals & Mining (—%)
Augusta Resource Corp. (b)	75,000	285,750

TOTAL MATERIALS		4,246,130

TELECOMMUNICATION SERVICES (4.2%)

Diversified Telecommunication Services (3.1%)
AboveNet, Inc. (a)	80,600	4,711,876
Globalstar, Inc. (b)	31,000	44,950
PAETEC Holding Corp. (a)(b)	825,000	3,085,500
tw telecom, inc. (a)(b)	732,000	12,480,600

Total		20,322,926

See accompanying Notes to Financial Statements.

200  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONT.)
Wireless Telecommunication Services (1.1%)
Crown Castle International Corp. (b)	34,000	$1,490,220
SBA Communications Corp., Class A (b)	145,000	5,936,300

Total		7,426,520

TOTAL TELECOMMUNICATION SERVICES		27,749,446

Total Common Stocks
(Cost: $544,709,094)		$659,336,272

	Shares	Value

Money Market Fund (0.5%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	2,977,593	$2,977,593

Total Money Market Fund
(Cost: $2,977,593)		$2,977,593

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (24.9%)

Asset-Backed Commercial Paper (3.0%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Belmont Funding LLC
01/18/11	0.500%	4,998,472	4,998,472
Grampian Funding LLC
01/31/11	0.300%	4,998,708	4,998,708
Rheingold Securitization
02/16/11	0.521%	4,993,356	4,993,356

Total			19,989,986

Certificates of Deposit (9.3%)
Barclays Bank PLC
02/23/11	0.425%	3,000,000	3,000,000
Credit Industrial et Commercial
02/22/11	0.395%	5,000,000	5,000,000
DZ Bank AG
01/18/11	0.330%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	5,000,000	5,000,000
02/17/11	0.300%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	5,000,000	5,000,000
KBC Bank NV
01/24/11	0.450%	7,000,000	7,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	7,000,031	7,000,031
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	5,000,000	5,000,000
Natixis
03/07/11	0.440%	5,000,000	5,000,000
Norinchukin Bank
01/25/11	0.330%	2,000,000	2,000,000
02/14/11	0.330%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	5,000,000	5,000,000

Total			61,000,031

Commercial Paper (1.7%)
Macquarie Bank Ltd.
02/09/11	0.375%	5,994,687	5,994,687
Suncorp Metway Ltd.
01/10/11	0.400%	4,998,167	4,998,167

Total			10,992,854

Repurchase Agreements (10.9%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $10,002,583 (e)
	0.300%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $10,000,133 (e)
	0.160%	10,000,000	10,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,518,887 (e)
	0.170%	5,518,809	5,518,809
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $5,000,104 (e)
	0.250%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $3,000,125 (e)
	0.500%	3,000,000	3,000,000
Natixis Financial Products, Inc. dated 12/31/10, matures 01/03/11, repurchase price $10,000,292 (e)
	0.350%	10,000,000	10,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $28,001,050 (e)
	0.450%	28,000,000	28,000,000

Total			71,518,809

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $163,501,680)			$163,501,680

Total Investments
(Cost: $711,188,367)			$825,815,545
Other Assets & Liabilities, Net			(168,262,912)

Net Assets			$657,552,633

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$12,500	$565,069,564	$(562,104,471)	$—	$2,977,593	$16,110	$2,977,593

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  201

Portfolio of Investments (continued)  VP – Columbia Wanger U.S. Equities Fund

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$50,397
Archer Daniels	518,468
ASB Finance Ltd	614,243
Banco Bilbao Vizcaya	1,658,123
Banco Bilbao Vizcaya Argentaria/New York NY	24,519
BP Capital Markets	308,146
BPCE	221,541
Central American Bank	1,920
Commonwealth Bank of Australia	311,935
Credit Agricole NA	512
Danske Corp	767,411
Electricite De France	1,270,764
European Investment Bank	1,709,846
Gdz Suez	263,954
Golden Funding Corp	18,171
Ing (US) Funding LLC	80
Natexis Banques	197,337
Nationwide Building	1,230,262
Natixis NY	96,000
Natixis US Finance Co	1,600
Prudential PLC	371,140
Silver Tower US Fund	4,800
Skandin Ens Banken	48,037
Societe Gen No Amer	799,593
Societe Generale NY	10,400
UBS Ag Stamford	801

Total market value of collateral securities	$10,500,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$49,678
Fannie Mae REMICS	3,359,984
Fannie Mae Whole Loan	85,476
Fannie Mae-Aces	6,526
Freddie Mac Reference REMIC	232,822
Freddie Mac REMICS	5,133,260
Government National Mortgage Association	1,332,254

Total market value of collateral securities	$10,200,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$5,629,185

Total market value of collateral securities	$5,629,185

See accompanying Notes to Financial Statements.

202  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$960,321
Freddie Mac REMICS	4,139,688

Total market value of collateral securities	$5,100,009

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$1,482
Fannie Mae Pool	1,244,865
Fannie Mae REMICS	128,471
Fannie Mae Whole Loan	3,490
Federal Farm Credit Bank	1,999
Federal Home Loan Banks	51,871
Federal Home Loan Mortgage Corp	7,989
FHLMC Structured Pass Through Securities	7,567
Freddie Mac Gold Pool	652,303
Freddie Mac Non Gold Pool	77,399
Freddie Mac REMICS	143,820
Ginnie Mae II Pool	105,311
Government National Mortgage Association	195,343
United States Treasury Note/Bond	438,090

Total market value of collateral securities	$3,060,000

Natixis Financial Products, Inc. (0.350%)
Security description	Value
Fannie Mae Interest Strip	$458,899
Fannie Mae Pool	181,161
Fannie Mae REMICS	3,517,384
Freddie Mac Gold Pool	36,895
Freddie Mac Non Gold Pool	47,461
Freddie Mac REMICS	4,099,978
Freddie Mac Strips	341,535
Government National Mortgage Association	42,337
United States Treasury Note/Bond	1,474,647

Total market value of collateral securities	$10,200,297

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$14,540,567
Fannie Mae REMICS	3,278,577
Freddie Mac Gold Pool	1,243,716
Freddie Mac REMICS	4,327,323
Ginnie Mae I Pool	1,107,634
Government National Mortgage Association	4,062,183

Total market value of collateral securities	$28,560,000

Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  203

Portfolio of Investments (continued)  VP – Columbia Wanger U.S. Equities Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

204  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$99,637,214	$—	$—	$99,637,214
Consumer Staples	3,981,780	—	—	3,981,780
Energy	65,148,776	—	—	65,148,776
Financials	95,013,335	—	—	95,013,335
Health Care	66,146,215	—	—	66,146,215
Industrials	137,876,458	—	—	137,876,458
Information Technology	159,536,918	—	—	159,536,918
Materials	4,246,130	—	—	4,246,130
Telecommunication Services	27,749,446	—	—	27,749,446

Total Equity Securities	659,336,272	—	—	659,336,272

Other
Affiliated Money Market Fund(c)	2,977,593	—	—	2,977,593
Investments of Cash Collateral Received for Securities on Loan	—	163,501,680	—	163,501,680

Total Other	2,977,593	163,501,680	—	166,479,273

Total	$662,313,865	$163,501,680	$—	$825,815,545

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  205

Portfolio of Investments
VP – Eaton Vance Floating-Rate Income Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (95.4%)
AEROSPACE & DEFENSE (1.7%)
DAE Aviation Holdings, Inc. Tranche B1 Term Loan (b)
07/31/14	4.040%	$1,520,283	$1,491,778
Hawker Beechcraft Acquisition Co. LLC (b) Letter of Credit
03/26/14	0.203-2.303%	224,551	196,354
Term Loan
03/26/14	2.261%	3,746,258	3,275,840
IAP Worldwide Services, Inc. 1st Lien Term Loan (b)
12/30/12	8.250%	1,495,579	1,488,550
Standard Aero Ltd. Tranche B2 Term Loan (b)
07/31/14	4.040%	1,468,335	1,440,803
TransDigm, Inc. Term Loan (b)
12/06/16	5.000%	3,000,000	3,026,910
Triumph Group, Inc. Term Loan (b)
06/16/16	4.500%	523,688	526,798
Wesco Aircraft Hardware Corp. 1st Lien Term Loan (b)
09/30/13	2.520%	979,476	976,538
Wyle Services Corp. Term Loan (b)
03/25/16	7.750%	748,123	747,660

Total		13,171,231

AUTOMOTIVE (3.5%)
Allison Transmission, Inc. Term Loan (b)
08/07/14	3.020-3.040%	4,902,605	4,794,356
Armored AutoGroup, Inc. Term Loan (b)
11/05/16	6.000%	2,025,000	2,023,745
Autotrader.com, Inc. Tranche B Term Loan (b)(c)
TBD	TBD	1,000,000	1,004,580
Federal-Mogul Corp. (b) Tranche B Term Loan
12/29/14	2.198-2.208%	3,944,175	3,702,594
Tranche C Term Loan
12/28/15	2.198-2.208%	2,012,334	1,889,078
Ford Motor Co. (b) Tranche B1 Term Loan
12/15/13	3.020-3.040%	3,858,548	3,849,827
Tranche B2 Term Loan
12/15/13	3.020%	415,178	412,131
Ford Motor Co. (b)(c) Tranche B2 Term Loan
TBD	TBD	832,453	826,343
Goodyear Engineered Product (b)(c) Delayed Draw Term Loan
TBD	TBD	250,564	222,062
Term Loan
TBD	TBD	1,749,436	1,550,438
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (b)
04/30/14	1.960%	5,000,000	4,864,300
Metaldyne LLC Term Loan (b)
10/22/16	7.750%	798,000	803,985
Tenneco, Inc. Tranche B Term Loan (b)
06/03/16	5.053%	1,990,000	2,006,576

Total		27,950,015

BROKERAGE (1.2%)
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan (b)
12/05/16	4.313%	1,098,514	1,087,529
LPL Holdings, Inc. (b) Term Loan
06/25/15	4.250%	2,977,500	2,984,943
06/28/17	5.250%	1,960,188	1,969,989
Nuveen Investments, Inc. 1st Lien Term Loan (b)
11/13/14	3.288-3.303%	4,000,000	3,815,000

Total		9,857,461

BUILDING MATERIALS (0.5%)
Beacon Sales Acquisition, Inc. Tranche B Term Loan (b)
09/30/13	2.261-2.290%	927,236	889,572
Building Materials Corp. of America Term Loan (b)
02/22/14	3.063%	1,584,338	1,587,634
Goodman Global, Inc. 1st Lien Term Loan (b)
10/28/16	5.750%	1,571,063	1,577,205

Total		4,054,411

CHEMICALS (6.9%)
AZ Chem US, Inc. Term Loan (b)
11/21/16	6.750%	494,681	500,093
Brenntag Holding Gmbh & Co. KG (b) Tranche 1 Term Loan
01/20/14	3.761-4.227%	687,400	686,753
Tranche B2 Term Loan
01/20/14	3.761-3.788%	4,312,600	4,316,654
Brenntag Holding Gmbh & Co. KG (b)(c) Tranche 1 Term Loan
TBD	TBD	137,480	137,351
Tranche B2 Term Loan
TBD	TBD	862,520	863,331
CF Industries, Inc. Tranche B1 Term Loan (b)
04/05/15	4.250%	1,730,086	1,737,369
Celanese US Holdings LLC Tranche C Term Loan (b)
10/31/16	3.290%	3,511,114	3,524,281
Hexion Specialty Chemicals, Inc. (b) Tranche C1B Term Loan
05/05/15	4.063%	2,803,307	2,773,536
Tranche C2B Term Loan
05/05/15	4.063%	1,176,370	1,163,877
Tranche C4B Term Loan
05/05/15	4.063%	994,824	982,389
Tranche C7B Term Loan
05/05/15	4.063%	944,593	928,062
Huntsman International LLC (b) Tranche B Term Loan
04/19/14	1.771-1.788%	1,880,420	1,847,513
Tranche C Term Loan
06/30/16	2.511-2.521%	5,641,260	5,578,811
ISP Chemco LLC Term Loan (b)
06/04/14	1.813%	4,465,296	4,403,898
Ineos US Finance LLC (b) Tranche B2 Term Loan
12/16/13	7.500%	3,284,264	3,374,582
Tranche C2 Term Loan
12/16/14	8.000%	3,553,360	3,668,844
Matrix Acquisition Corp. Tranche B Term Loan (b)
04/12/14	2.261%	2,473,024	2,350,411
Millenium Chemicals 1st Lien Term Loan (b)
05/15/14	2.553%	1,984,655	1,967,289
Momentive Performance Materials Tranche B1 Term Loan (b)
12/04/13	2.563%	992,248	965,845
Nalco Co. Tranche B1 Term Loan (b)
10/05/17	4.500%	1,197,000	1,206,875
Omnova Solutions, Inc. Term Loan (b)
05/31/17	5.750%	2,475,000	2,493,562
Polymer Group, Inc. Tranche 2 Term Loan (b)
11/22/14	7.000%	1,979,460	1,978,174
Rockwood Specialties Group, Inc. Tranche H Term Loan (b)
05/15/14	6.000%	1,183,852	1,188,587
Solutia, Inc. Term Loan (b)
03/17/17	4.500%	3,162,868	3,177,796

See accompanying Notes to Financial Statements.

206  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (continued)

CHEMICALS (CONT.)
Styron SARL Term Loan (b)
06/17/16	7.500%	$2,376,716	$2,409,396

Total		54,225,279

CONSTRUCTION MACHINERY (0.2%)
Manitowoc Co., Inc. (The) Tranche B Term Loan (b)
11/06/14	8.000%	1,623,291	1,641,959

CONSUMER CYCLICAL SERVICES (3.8%)
Adesa, Inc. Term Loan (b)
10/21/13	3.020%	3,754,016	3,732,919
Affinion Group, Inc. Tranche B Term Loan (b)
10/09/16	5.000%	4,962,500	4,943,891
Brickman Group Holdings, Inc. Tranche B Term Loan (b)
10/14/16	7.250%	2,025,000	2,047,781
Live Nation Entertainment, Inc. Tranche B Term Loan (b)
11/07/16	4.500%	4,969,975	4,959,637
Protection One, Inc. Term Loan (b)
06/04/16	6.000%	3,836,410	3,836,410
ServiceMaster Co. (The) (b) Delayed Draw Term Loan
07/24/14	2.770%	180,432	172,956
Term Loan
07/24/14	2.760-2.810%	1,811,830	1,736,767
Travelport LLC (b) Delayed Draw Term Loan
08/21/15	4.963%	4,961,439	4,643,610
Tranche S Term Loan
08/21/15	4.963%	153,677	143,832
West Corp. (b) Tranche B2 Term Loan
10/24/13	2.636-2.832%	258,613	256,154
Tranche B4 Term Loan
07/15/16	4.511-4.707%	2,976,804	2,983,323
Tranche B5 Term Loan
07/15/16	4.511-4.707%	633,700	635,088

Total		30,092,368

CONSUMER PRODUCTS (2.3%)
Amscan Holdings, Inc. Term Loan (b)
12/02/17	6.750-7.500%	1,371,563	1,370,986
Jarden Corp. Tranche B5 Term Loan (b)
01/26/15	3.553%	2,977,014	2,993,566
NBTY, Inc. (b) Tranche B Term Loan
10/01/17	6.250%	1,800,000	1,823,400
NBTY, Inc. (b)(c) Tranche B Term Loan
TBD	TBD	4,000,000	4,052,000
National Bedding Co. LLC Term Loan (b)
11/28/13	3.813-5.750%	1,776,160	1,752,484
Prestige Brands, Inc. Term Loan (b)
03/24/16	4.750%	963,333	968,950
Spectrum Brands, Inc. Term Loan (b)
06/16/16	8.000%	4,533,333	4,620,781
Visant Corp. Tranche B Term Loan (b)
12/22/16	7.000%	922,688	932,837

Total		18,515,004

DIVERSIFIED MANUFACTURING (2.2%)
Acosta, Inc. Term Loan (b)
07/28/13	2.520%	2,984,416	2,936,665
Altegrity, Inc. (b) Term Loan
02/21/15	3.054%	1,984,576	1,882,032
Tranche D Term Loan
02/21/15	7.750%	671,624	677,502
BakerCorp Tranche C Term Loan (b)
05/08/14	4.786-4.788%	1,235,586	1,221,302
Brand Energy & Infrastructure Services, Inc. (b) Tranche B 1st Lien Term Loan
02/07/14	2.563%	1,000,000	959,170
Tranche B2 1st Lien Term Loan
02/07/14	3.563%	2,000,000	1,925,000
General Chemical Corp. Tranche B Term Loan (b)
10/06/15	6.750-7.250%	523,687	529,799
New Customer Service Term Loan (b)
03/23/16	6.000%	2,849,218	2,830,698
Pelican Products, Inc. Term Loan (b)
11/30/16	5.750%	700,000	702,191
Pinafore LLC/Inc. Tranche B Term Loan (b)
09/29/16	6.250%	1,849,915	1,873,280
RGIS Services LLC (b) Delayed Draw Term Loan
04/30/14	2.803%	47,619	44,881
Tranche B Term Loan
04/30/14	2.803%	952,381	897,619
Vertrue, Inc. 1st Lien Term Loan (b)
08/16/14	3.310%	1,000,000	852,500

Total		17,332,639

ELECTRIC (2.7%)
Calpine Corp. Term Loan (b)
03/29/14	3.145%	1,518,652	1,515,433
Dynegy Holdings, Inc. (b) Letter of Credit
04/02/13	4.020%	6,480,070	6,415,269
Tranche B Term Loan
04/02/13	4.020%	516,309	511,146
Energy Future Holdings Tranche B2 Term Loan (b)
10/10/14	3.764%	3,969,231	3,066,231
NRG Energy, Inc. (b) Credit Linked Deposit
02/01/13	2.053%	1,190,983	1,180,561
08/31/15	3.553%	1,388,328	1,386,301
Term Loan
02/01/13	2.011-2.053%	1,765,612	1,750,164
08/31/15	3.553%	1,657,948	1,655,528
New Development Holdings LLC Term Loan (b)
07/03/17	7.000%	2,961,868	3,008,399
Pike Electric, Inc. Tranche B Term Loan (b)
07/01/12	2.063%	831,469	798,210

Total		21,287,242

ENTERTAINMENT (5.5%)
AMC Entertainment, Inc. Tranche B2 Term Loan (b)
12/15/16	3.511%	2,976,501	2,981,145
Bombardier Recreational Products, Inc. Term Loan (b)
06/28/13	3.270%	2,000,000	1,885,000
Carmike Cinemas, Inc. Term Loan (b)
01/27/16	5.500%	952,376	955,234
Cedar Fair LP Term Loan (b)
12/15/16	5.500%	3,342,107	3,372,754
Cinemark USA, Inc. Term Loan (b)
04/30/16	3.520-3.560%	7,939,850	7,973,356
ClubCorp Club Operations, Inc. Tranche B Term Loan (b)
11/30/16	6.000%	575,000	579,313
Miramax Film NY LLC Term Loan (b)
06/22/16	7.750%	975,000	979,875
National CineMedia LLC Term Loan (b)
02/13/15	2.060%	4,000,000	3,912,520
Regal Cinemas Corp. Term Loan (b)
11/19/16	3.803%	8,438,738	8,471,901
SW Acquisitions Co., Inc. Term Loan (b)
06/01/16	5.750%	5,930,075	5,970,874
Six Flags Theme Parks, Inc. Tranche B 1st Term Loan (b)
06/30/16	5.500%	2,560,065	2,580,059

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  207

Portfolio of Investments (continued)  VP – Eaton Vance Floating-Rate Income Fund

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (continued)
ENTERTAINMENT (CONT.)
Universal City Development Partners Ltd. Term Loan (b)
11/06/14	5.500%	$3,969,925	$4,003,828

Total		43,665,859

FOOD AND BEVERAGE (5.0%)
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (b)
12/18/17	5.250%	2,800,000	2,805,264
Aramark Corp. (b) 1st Letter of Credit
01/26/14	0.111%	286,407	282,915
2nd Letter of Credit
07/26/16	0.111%	237,307	237,544
Term Loan
01/26/14	2.178%	3,555,280	3,511,941
Tranche B Term Loan
07/26/16	3.553%	3,608,407	3,612,015
Darling International, Inc. Term Loan (b)
12/17/16	5.000%	1,000,000	1,007,500
Dean Foods Co. (b) Tranche A Term Loan
04/02/12	1.270%	2,095,795	2,059,119
Tranche B Term Loan
04/02/14	1.810%	3,810,438	3,613,552
Dole Food Co., Inc. (b) Tranche B1 Term Loan
03/02/17	5.000-5.500%	1,139,576	1,145,890
Tranche C1 Term Loan
03/02/17	5.000-5.500%	2,830,423	2,846,104
Dunkin’ Brands, Inc. Tranche B Term Loan (b)
11/23/17	5.750%	5,350,000	5,410,937
Earthbound Holdings III LLC Term Loan (b)
12/21/16	7.250%	675,000	679,644
Green Mountain Coffee Roasters, Inc. Tranche B Term Loan (b)(c)
TBD	TBD	1,000,000	999,170
Pierre Foods, Inc. 1st Lien Term Loan (b)
09/30/16	7.000-7.500%	1,075,000	1,074,108
Pinnacle Foods Finance LLC (b) Term Loan
04/02/14	2.761%	3,350,112	3,281,033
Tranche D Term Loan
04/02/14	6.000%	707,586	715,249
Sagittarius Restaurants LLC Term Loan (b)
05/18/15	7.500-7.750%	484,687	484,082
U.S. Foodservice Term Loan (b)
07/03/14	2.760%	1,496,124	1,368,579
WM. Bolthouse Farms, Inc. 1st Lien Term Loan (b)
02/11/16	5.500-5.750%	4,694,440	4,732,605

Total		39,867,251

GAMING (2.0%)
Ameristar Casinos, Inc. Term Loan (b)
11/10/12	3.539%	1,984,334	1,982,469
Caesars Entertainment Operating Co., Inc. (b) Tranche B1 Term Loan
01/28/15	3.288-3.303%	2,000,000	1,804,500
Tranche B3 Term Loan
01/28/15	3.288%	1,981,181	1,787,520
Isle of Capri Casinos, Inc. (b) Term Loan
11/25/13	5.000%	3,117,603	3,114,361
Tranche A Delayed Draw Term Loan
11/25/13	5.000%	1,096,815	1,095,674
Tranche B Delayed Draw Term Loan
11/25/13	5.000%	1,247,041	1,245,745
Las Vegas Sands LLC (b)(c) Tranche B Term Loan
TBD	TBD	1,666,667	1,617,267
Tranche I Delayed Draw Term Loan
TBD	TBD	333,333	323,453
Penn National Gaming, Inc. Tranche B Term Loan (b)
10/03/12	2.010-2.040%	1,000,000	994,380
VML US Finance LLC (b) Term Loan
05/28/13	4.800%	496,986	496,309
Tranche B Delayed Draw Term Loan
05/25/12	4.800%	362,830	362,337
Tranche B Term Loan
05/27/13	4.800%	628,154	627,299

Total		15,451,314

GAS DISTRIBUTORS (0.4%)
Obsidian Natural Gas Trust Term Loan (b)
11/02/15	7.000%	3,100,000	3,131,000

HEALTH CARE (13.0%)
1-800 Contacts, Inc. Term Loan (b)
03/04/15	7.700%	1,360,783	1,343,773
Alliance HealthCare Services, Inc. Term Loan (b)
06/01/16	5.500%	1,980,000	1,977,525
Bausch & Lomb, Inc. (b) Delayed Draw Term Loan
04/24/15	3.511%	793,792	790,712
Term Loan
04/24/15	3.511-3.553%	3,269,255	3,256,570
Biomet, Inc. Term Loan (b)
03/25/15	3.261-3.303%	7,938,461	7,907,740
Bright Horizons Family Solutions, Inc. Tranche B Term Loan (b)
05/28/15	7.500%	1,994,885	1,998,795
Carestream Health 1st Lien Term Loan (b)
04/30/13	2.261%	5,200,000	5,088,876
Community Health Systems, Inc. (b) Delayed Draw Term Loan
07/25/14	2.544%	351,384	342,423
Term Loan
07/25/14	2.544%	6,782,938	6,609,973
01/25/17	3.794%	2,933,851	2,920,179
ConvaTec, Inc. Term Loan (b)
12/22/16	5.750%	625,000	630,469
DJO Finance LLC Term Loan (b)
05/20/14	3.261%	2,724,913	2,677,227
DaVita, Inc. Tranche B Term Loan (b)
10/20/16	4.500%	2,625,000	2,645,921
Emdeon Business Services LLC 1st Lien Term Loan (b)
11/18/13	2.270%	4,958,636	4,906,967
Fresenius SE (b) Tranche C1 Term Loan
09/10/14	4.500%	2,327,406	2,340,789
Tranche C2 Term Loan
09/10/14	4.500%	1,623,962	1,633,299
HCA, Inc. (b) Tranche B1 Term Loan
11/18/13	2.553%	3,000,000	2,969,460
Tranche B2 Term Loan
03/31/17	3.553%	6,000,000	5,991,240
Health Management Associates, Inc. Tranche B Term Loan (b)
02/28/14	2.053%	7,931,337	7,780,641
IMS Health, Inc. Tranche B Term Loan (b)
02/26/16	5.250%	5,000,000	5,044,650
Iasis Healthcare LLC (b) Delayed Draw Term Loan
03/14/14	2.261%	477,002	466,031
Synthetic
Letter of Credit
03/14/14	2.261%	130,462	127,461
Term Loan
03/14/14	2.261%	1,378,128	1,346,431
Inventiv Health, Inc. Tranche B Term Loan (b)
08/04/16	6.500%	671,624	676,030
Inverness Medical 1st Lien Term Loan (b)
06/26/14	2.261-2.266%	2,976,864	2,909,884

See accompanying Notes to Financial Statements.

208  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (continued)

HEALTH CARE (CONT.)
MedAssets, Inc. Term Loan (b)
11/16/16	5.250%	$1,825,000	$1,831,844
MultiPlan, Inc. Term Loan (b)
08/26/17	6.500%	4,095,000	4,130,831
Prime Healthcare Services, Inc. Tranche B Term Loan (b)
04/28/15	7.250%	1,989,987	1,920,338
Quintiles Transnational Corp. 1st Lien Tranche B Term Loan (b)
03/31/13	2.310%	2,976,503	2,946,738
Radnet Management, Inc. Tranche B Term Loan (b)
04/06/16	5.750-6.000%	992,500	984,441
Rehabcare Group, Inc. Tranche B Term Loan (b)
11/24/15	6.000%	2,576,441	2,586,103
Renal Advantage Holdings, Inc. (b) Tranche B Term Loan
12/17/16	5.750%	675,000	676,269
Renal Advantage Holdings, Inc. (b)(c) Tranche B Term Loan
TBD	TBD	1,000,000	1,001,880
Res-Care, Inc. Tranche B Term Loan (b)
12/22/16	6.250%	800,000	784,000
Select Medical Corp. (b) Tranche B Term Loan
02/24/12	2.284-4.250%	2,992,405	2,956,885
Tranche B1 Term Loan
08/22/14	4.034-6.000%	2,992,405	2,989,921
Universal Health Services, Inc. Tranche B Term Loan (b)
11/15/16	5.500%	1,900,000	1,925,536
Vanguard Health Holding Co. II LLC Term Loan (b)
01/29/16	5.000%	3,980,025	3,995,786

Total		103,113,638

LIFE INSURANCE (0.7%)
Alliant Holdings I, Inc. (b) Term Loan
08/21/14	3.303%	2,898,688	2,786,364
Alliant Holdings I, Inc. (b)(c) Tranche D Term Loan
TBD	TBD	1,000,000	1,005,000
CNO Financial Group, Inc. Term Loan (b)
09/30/16	7.500%	1,375,000	1,383,938

Total		5,175,302

MEDIA CABLE (6.7%)
Atlantic Broadband Finance LLC Tranche B Term Loan (b)
11/27/15	5.000%	1,254,782	1,262,939
Bresnan Broadband Holdings LLC Tranche B Term Loan (b)
12/14/17	4.500%	2,150,000	2,159,524
CSC Holdings LLC (b) Tranche B2 Term Loan
03/29/16	3.511%	1,984,375	1,989,654
Tranche B3 Term Loan
03/29/16	3.261%	3,970,000	3,969,007
CSC Holdings LLC (b)(c) Tranche B3 Term Loan
TBD	TBD	2,000,000	1,999,500
Cequel Communications LLC Term Loan (b)
11/05/13	2.265%	5,984,456	5,933,349
Charter Communications Operating LLC (b) Tranche B1 Term Loan
03/06/14	2.270%	1,249,304	1,231,602
Tranche C Term Loan
09/06/16	3.560%	6,949,862	6,818,301
Charter Communications Operating LLC (b)(c) Tranche C Term Loan
TBD	TBD	1,000,000	981,070
Insight Midwest Holdings LLC Tranche B Term Loan (b)
04/07/14	2.010-2.040%	2,758,025	2,682,179
Mediacom Communications Corp. (b) Tranche E Term Loan
10/23/17	4.500%	4,977,494	4,846,834
Tranche F Term Loan
10/23/17	4.500%	2,985,000	2,958,882
Midcontinent Communications Tranche B Term Loan (b)
12/31/16	6.250-6.750%	997,500	1,005,480
TWCC Holding Corp. Term Loan (b)
09/14/15	5.000%	5,919,883	5,950,430
UPC Financing Partnership (b) Tranche T Term Loan
12/30/16	4.251%	6,500,000	6,392,750
Tranche X Term Loan
12/31/17	4.251%	1,000,000	986,250
UPC Financing Partnership (b)(c) Tranche X Term Loan
TBD	TBD	1,500,000	1,479,375

Total		52,647,126

MEDIA NON-CABLE (4.4%)
Catalina Marketing Corp. Term Loan (b)
10/01/14	3.011%	997,274	989,795
Cengage Learning Acquisitions, Inc. Term Loan (b)
07/03/14	2.550%	1,989,731	1,874,704
Citadel Broadcasting Corp. Term Loan (b)
12/30/16	4.250%	1,500,000	1,504,695
FoxCo Acquisition Sub LLC Term Loan (b)
07/14/15	7.500%	1,993,629	1,976,684
Getty Images, Inc. Term Loan (b)
11/07/16	5.250%	4,738,125	4,773,661
Intelsat Corp. (b) Tranche B2A Term Loan
01/03/14	2.790%	2,986,793	2,979,326
Tranche B2B Term Loan
01/03/14	2.790%	2,985,872	2,978,407
Tranche B2C Term Loan
01/03/14	2.790%	2,985,872	2,978,407
Lodgenet Entertainment Corp. Term Loan (b)
04/04/14	2.310%	1,608,604	1,490,645
Nelson Education Ltd. 1st Lien Term Loan (b)
07/04/14	2.803%	1,454,765	1,291,104
Nielsen Finance LLC (b) Tranche A Term Loan
08/09/13	2.264%	4,880,448	4,831,642
Tranche B Term Loan
05/01/16	4.014%	1,989,981	1,986,657
Univision Communications, Inc. (b) 1st Lien Term Loan
03/31/17	4.511%	881,899	837,945
Term Loan
09/29/14	2.511%	881,899	847,726
Zuffa LLC Term Loan (b)
06/19/15	2.313%	3,798,288	3,722,323

Total		35,063,721

METALS (0.9%)
Fairmount Minerals Ltd. Tranche B Term Loan (b)
08/05/16	6.250-6.750%	844,839	858,922
John Maneely Co. Term Loan (b)
12/09/13	3.539%	4,164,215	4,080,930
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (b)
05/18/14	2.011%	389,946	384,585
Novelis, Inc. Term Loan (b)(c)
TBD	TBD	2,000,000	2,024,060

Total		7,348,497

NON-CAPTIVE DIVERSIFIED (0.3%)
International Lease Finance Corp. Tranche 1 Term Loan (b)
03/17/15	6.750%	2,000,000	2,026,660

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  209

Portfolio of Investments (continued)  VP – Eaton Vance Floating-Rate Income Fund

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (continued)
OIL FIELD SERVICES (1.0%)
Ashmore Energy International (b) Synthetic Revolving Term Loan
03/30/12	3.308%	$380,394	$374,783
Term Loan
03/30/14	3.303%	2,328,545	2,294,199
Dresser, Inc. Tranche B Term Loan (b)
05/04/14	2.534%	2,000,000	1,993,760
Volnay Acquisition Co. I Tranche B2 Term Loan (b)
01/12/16	5.500%	2,956,522	2,958,384

Total		7,621,126

OTHER FINANCIAL INSTITUTIONS (0.9%)
Asset Acceptance Capital Corp. Tranche B Term Loan (b)
06/12/13	3.770-5.750%	1,988,831	1,914,249
Citco III Ltd. Tranche B Term Loan (b)(c)
TBD	TBD	2,910,848	2,806,553
Fifth Third Processing Solutions LLC Tranche B 1st Lien Term Loan (b)
11/03/16	5.500%	800,000	805,664
HarbourVest Partners LP Term Loan (b)
12/19/16	6.250%	1,200,000	1,198,500
Ikaria Acquisition, Inc. Term Loan (b)
05/14/16	7.000%	447,500	416,734

Total		7,141,700

OTHER INDUSTRY (3.2%)
Aquilex Holdings LLC Term Loan (b)
04/01/16	5.500%	884,392	880,704
Diversey, Inc. Tranche B Term Loan (b)
11/24/15	5.250%	4,300,327	4,323,162
Education Management LLC (b) Tranche C Term Loan
06/03/13	2.063%	3,688,644	3,587,206
Tranche C2 Term Loan
06/01/16	4.313%	3,490,676	3,413,881
Laureate Education, Inc. (b) Delayed Draw Term Loan
08/15/14	3.538%	258,440	242,343
Term Loan
08/15/14	3.538%	1,726,230	1,618,703
RE/MAX International LLC Term Loan (b)
04/16/16	5.500%	1,339,875	1,341,550
Rexnord LLC/RBS Global, Inc. (b) Tranche B1 Term Loan
07/19/13	2.813%	4,803,279	4,723,737
Tranche B2 Term Loan
07/19/13	2.563%	812,303	790,980
Rexnord LLC/RBS Global, Inc. (b)(c) Tranche B1 Term Loan
TBD	TBD	1,552,136	1,526,433
Sensus USA, Inc. Tranche B3 Term Loan (b)
06/03/13	7.000%	1,488,665	1,499,830
TriMas Co., LLC (b) Tranche B Term Loan
12/15/15	6.000%	1,262,575	1,265,732
Tranche B1 Term Loan
08/02/11	2.529%	94,264	94,499

Total		25,308,760

PACKAGING (2.5%)
Berry Plastics Holding Corp. Tranche C Term Loan (b)
04/03/15	2.284%	2,481,952	2,340,928
Bway Holding Co. Tranche B Term Loan (b)
06/16/17	5.500-6.000%	727,772	730,960
Consolidated Container LLC 1st Lien Term Loan (b)
03/28/14	2.500%	997,253	914,152
Graham Packaging Co., LP Tranche C Term Loan (b)
04/05/14	6.750%	1,984,848	2,007,595
Graphic Packaging International, Inc. (b) Term Loan
05/16/14	3.039-3.040%	4,703,023	4,681,483
Graphic Packaging International, Inc. (b)(c) Term Loan
TBD	TBD	945,453	941,123
ICL Industrial Containers ULC/ICL Contenants Industriels ULC Tranche C Term Loan (b)
06/16/17	5.500-6.000%	68,229	68,528
Kranson Industries, Inc. Tranche B Term Loan (b)
07/13/13	2.511%	219,682	209,247
Reynolds Group Holdings, Inc. (b) Term Loan
05/05/16	6.250%	2,962,500	2,979,534
05/05/16	6.750%	2,962,500	2,986,111
Tranche D Term Loan
05/05/16	6.500%	2,075,000	2,097,306

Total		19,956,967

PAPER (0.8%)
Georgia-Pacific LLC (b) Tranche B Term Loan
12/23/12	2.302-2.303%	2,179,116	2,177,025
Tranche C Term Loan
12/23/14	3.552-3.553%	3,968,722	3,983,603

Total		6,160,628

PHARMACEUTICALS (1.9%)
Catalent Pharma Solutions, Inc. Term Loan (b)
04/10/14	2.511%	1,994,832	1,907,060
Grifols, Inc. Tranche B Term Loan (b)(c)
TBD	TBD	1,825,000	1,842,903
Mylan, Inc. Tranche B Term Loan (b)
10/02/14	3.563%	1,364,035	1,369,136
VWR Funding, Inc. Term Loan (b)
06/30/14	2.761%	2,000,000	1,937,500
WC Luxco SARL Tranche B3 Term Loan (b)
02/22/16	6.500%	773,638	780,284
Warner Chilcott Co. LLC (b) Tranche A Term Loan
10/30/14	6.000%	2,440,208	2,443,259
Tranche B2 Term Loan
04/30/15	6.250%	2,010,856	2,023,423
Warner Chilcott Corp. (b) Term Loan
04/30/15	6.250%	1,121,959	1,128,971
Tranche B1 Term Loan
04/30/15	6.250%	1,207,589	1,215,137

Total		14,647,673

PROPERTY & CASUALTY (1.7%)
Asurion LLC (b) 1st Lien Term Loan
07/03/14	3.262-3.286%	5,763,808	5,485,704
Tranche B2 Term Loan
03/31/15	6.750%	1,200,000	1,202,700
HUB International Ltd. (b) Delayed Draw Term Loan
06/13/14	2.803%	182,115	176,469
Term Loan
06/13/14	2.803%	810,178	785,062
06/13/14	6.750%	2,977,386	2,989,803
USI Holdings Corp. (b) Tranche B Term Loan
05/04/14	2.770%	498,708	480,007
Tranche C Term Loan
05/04/14	7.000%	1,984,925	1,967,557

Total		13,087,302

REFINING (0.4%)
CITGO Petroleum Corp. (b) Tranche B Term Loan
06/24/15	8.000%	975,000	1,006,892
Tranche C Term Loan
06/24/17	9.000%	2,288,500	2,383,382

Total		3,390,274

REITS (0.1%)
MPT Operating Partnership LP Term Loan (b)
05/17/16	5.000%	995,000	988,782

RESTAURANTS (1.7%)
Burger King Corp. Tranche B Term Loan (b)
10/19/16	6.250%	4,450,000	4,513,724

See accompanying Notes to Financial Statements.

210  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (continued)

RESTAURANTS (CONT.)
Dave & Buster’s, Inc . Term Loan (b)
06/01/16	6.000%	$1,990,000	$1,982,537
DineEquity, Inc. Term Loan (b)
10/19/17	6.000%	2,532,000	2,567,575
OSI Restaurant Partners LLC (b) Term Loan
06/14/13	0.122-2.563%	331,928	316,341
06/14/14	2.263-5.000%	3,435,454	3,274,125
QCE LLC 1st Lien Term Loan (b)
05/05/13	5.010%	991,672	885,067

Total		13,539,369

RETAILERS (6.1%)
Dollar General Corp. (b) Tranche B1 Term Loan
07/07/14	3.010-3.038%	3,000,000	3,002,070
Tranche B2 Term Loan
07/07/14	3.010-3.011%	1,000,000	998,740
FTD Group, Inc. Tranche B Term Loan (b)
08/26/14	6.750%	1,662,865	1,662,865
General Nutrition Centers, Inc. Term Loan (b)
09/16/13	2.520-2.560%	6,000,000	5,943,780
Harbor Freight Tools USA, Inc./Central Purchasing LLC Tranche B Term Loan (b)
12/22/17	6.500%	1,750,000	1,744,890
JRD Holdings, Inc. Term Loan (b)
07/02/14	2.520%	4,725,000	4,677,750
Michaels Stores, Inc. Tranche B1 Term Loan (b)
10/31/13	2.563%	2,916,487	2,835,175
Neiman Marcus Group, Inc. (The) Tranche B2 Term Loan (b)
04/06/16	4.303%	4,768,146	4,716,745
Pep Boys-Manny, Moe & Jack (The) Term Loan (b)
10/27/13	2.300%	1,013,165	989,102
PetCo Animal Supplies, Inc. Term Loan (b)
11/24/17	6.000%	2,625,000	2,622,821
Pilot Travel Centers LLC Tranche B Term Loan (b)
06/30/16	5.250%	5,462,055	5,537,158
Rent-A-Center, Inc. Tranche B Term Loan (b)
03/31/15	3.310%	1,429,483	1,425,909
Rite Aid Corp. (b) Tranche 2 Term Loan
06/04/14	2.020%	3,983,358	3,628,999
Tranche 3 Term Loan
06/04/14	6.000%	4,981,008	4,941,559
Travelport LLC Tranche B Term Loan (b)
08/21/15	4.963%	846,323	792,108
Yankee Candle Co., Inc. Term Loan (b)
02/06/14	2.270%	2,706,801	2,675,863

Total		48,195,534

SUPERMARKETS (0.6%)
Roundy’s Supermarkets, Inc. Tranche B Term Loan (b)
11/03/13	3.758-3.768%	4,596,638	4,595,213

TECHNOLOGY (8.2%)
Activant Solutions, Inc. (b) Tranche B1 Term Loan
05/02/13	2.284-2.313%	230,612	226,191
Tranche B3 Term Loan
02/02/16	4.813%	1,380,549	1,365,018
Applied Systems, Inc. 1st Lien Term Loan (b)
12/08/16	5.500%	1,300,000	1,297,569
Aspect Software, Inc. Tranche B Term Loan (b)
05/07/16	6.250%	2,977,500	2,987,415
Booz Allen Hamilton, Inc. Tranche C Term Loan (b)
07/31/15	6.000%	992,481	996,620
CCC Information Services Group, Inc. Term Loan (b)
11/11/15	5.500%	1,350,000	1,359,288
CoreLogic, Inc. Term Loan (b)
04/12/16	4.750%	1,990,000	2,002,438
Dealer Computer Services, Inc. Term Loan (b)
04/21/17	5.250%	887,363	892,359
Fidelity National Information Services, Inc. Tranche B Term Loan (b)
07/18/16	5.250%	2,194,500	2,219,166
First Data Corp. Tranche B2 Term Loan (b)
09/24/14	3.011%	2,869,517	2,650,716
Freescale Semiconductor, Inc. Term Loan (b)
12/01/16	4.508%	2,974,320	2,869,594
Infor Enterprise Solutions Holdings, Inc. (b) 1st Lien Delayed Draw Term Loan
07/28/15	6.020%	1,036,112	991,217
1st Lien Term Loan
07/28/15	6.020%	1,950,908	1,866,376
Lender Processing Services, Inc. Tranche B Term Loan (b)
07/02/14	2.761%	1,580,680	1,526,667
MSCI, Inc. Term Loan (b)
06/01/16	4.750%	1,990,000	2,001,204
Microsemi Corp. Term Loan (b)
11/02/17	5.000%	750,000	754,373
Network Solutions LLC 1st Lien Term Loan (b)
03/07/14	2.520%	884,186	837,767
Orbitz Worldwide, Inc. Term Loan (b)
07/25/14	2.261-3.294%	2,000,000	1,863,760
Quantum Corp. Term Loan (b)
07/11/14	3.803%	695,689	690,040
SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Term Loan (b)
11/23/12	2.270-2.310%	1,194,832	1,179,896
SSI Investments II Ltd. Term Loan (b)
05/26/17	6.500%	497,501	500,923
Sabre, Inc. Term Loan (b)
09/30/14	2.261-2.288%	4,997,625	4,560,333
Sensata Technology BV/Finance Co. LLC Term Loan (b)
04/27/13	2.038%	4,464,935	4,365,858
Shield Finance Co. SARL Tranche B Term Loan (b)
06/15/16	7.752%	788,000	784,060
Ship Luxco 3 SARL Tranche B2A Term Loan (b)(c)
TBD	TBD	1,000,000	1,004,380
Sitel LLC Term Loan (b)
01/30/14	5.790%	2,377,759	2,254,900
Softlayer Technologies, Inc. Tranche B Term Loan (b)
11/09/16	7.750%	575,000	573,321
Spansion LLC Term Loan (b)
02/09/15	6.500%	1,116,078	1,129,336
SunGard Data Systems, Inc. (b) Tranche A Term Loan
02/28/14	2.010-2.014%	489,000	476,076
Tranche B Term Loan
02/28/16	3.907-3.911%	9,250,561	9,181,182
Sunquest Information Systems, Inc. 1st Lien Term Loan (b)
12/16/16	6.250%	725,000	723,188
Trans Union LLC Term Loan (b)
06/15/17	6.750%	3,980,000	4,033,054
TriZetto Group, Inc. Tranche B1 Term Loan (b)
08/04/15	5.750%	997,500	1,002,486
VeriFone, Inc. Tranche B Term Loan (b)
10/31/13	3.020%	2,807,613	2,807,613

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  211

Portfolio of Investments (continued)  VP – Eaton Vance Floating-Rate Income Fund

	Coupon	Principal
Borrower	rate	amount	Value

Senior Loans (a) (continued)

TECHNOLOGY (CONT.)
Vertafore, Inc. Term Loan (b)
07/29/16	6.750%	$820,874	$824,208

Total		64,798,592

TEXTILE (0.3%)
Phillips-Van Heusen Corp. Tranche B Term Loan (b)
05/06/16	4.750%	2,602,732	2,634,616

TRANSPORTATION SERVICES (0.6%)
Hertz Corp. (The) (b) Letter of Credit
12/21/12	2.034%	778,731	771,637
Tranche B Term Loan
12/21/12	2.020%	4,189,688	4,151,521

Total		4,923,158

WIRELESS (0.8%)
MetroPCS Wireless, Inc. Tranche B1 Term Loan (b)
11/03/13	2.563%	1,984,455	1,979,494
Telesat Canada (b) Tranche I Term Loan
10/31/14	3.270%	3,655,342	3,637,065
Tranche II Term Loan
10/31/14	3.270%	313,980	312,410

Total		5,928,969

WIRELINES (0.7%)
Alaska Communications Systems Holdings, Inc. Term Loan (b)
10/21/16	5.500%	1,575,000	1,578,087
Windstream Corp. Tranche B2 Term Loan (b)
12/17/15	3.040%	3,969,850	3,985,967

Total		5,564,054

Total Senior Loans
(Cost: $742,038,539)			$754,100,694

	Shares	Value

Money Market Fund (7.2%)

Columbia Short-Term Cash Fund, 0.229% (d)(e)	56,641,419	$56,641,419

Total Money Market Fund
(Cost: $56,641,419)		$56,641,419

Total Investments
(Cost: $798,679,958)		$810,742,113
Other Assets & Liabilities, Net		(20,577,847)

Net Assets		$790,164,266

Notes to Portfolio of Investments

(a)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2010.

(c)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(d)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$528,992	$789,299,875	$(733,187,448)	$—	$56,641,419	$190,499	$56,641,419

(e)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

212  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  213

Portfolio of Investments (continued)  VP – Eaton Vance Floating-Rate Income Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Senior Loans
Brokerage	$—	$8,769,932	$1,087,529	$9,857,461
Chemicals	—	52,314,828	1,910,451	54,225,279
Consumer Cyclical Services	—	26,255,958	3,836,410	30,092,368
Diversified Manufacturing	—	15,537,639	1,795,000	17,332,639
Electric	—	20,489,032	798,210	21,287,242
Entertainment	—	43,086,546	579,313	43,665,859
Gas Distributors	—	—	3,131,000	3,131,000
Health Care	—	100,409,300	2,704,338	103,113,638
Life Insurance	—	4,170,302	1,005,000	5,175,302
Media Non-Cable	—	31,341,398	3,722,323	35,063,721
Other Industry	—	22,448,699	2,860,061	25,308,760
Retailers	—	40,429,010	7,766,524	48,195,534
Technology	—	60,204,433	4,594,159	64,798,592
All Other Industries	—	292,853,299	—	292,853,299

Total Senior Loans	—	718,310,376	35,790,318	754,100,694

Other
Affiliated Money Market Fund(c)	56,641,419	—	—	56,641,419

Total Other	56,641,419	—	—	56,641,419

Total	$56,641,419	$718,310,376	$35,790,318	$810,742,113

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior loans
Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	99,218
Realized gain (loss)	1,066,376
Change in unrealized appreciation (depreciation)*	410,134
Sales	(787,879)
Purchases	35,002,469
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of December 31, 2010	$35,790,318

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2010 was $410,134.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

See accompanying Notes to Financial Statements.

214  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  215

Portfolio of Investments
VP – Invesco International Growth Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (93.7%)

AUSTRALIA (7.1%)
BHP Billiton Ltd.	707,407	$32,704,784
Cochlear Ltd. (a)	257,937	21,190,785
CSL Ltd. (a)	438,769	16,268,453
QBE Insurance Group Ltd.	667,157	12,371,661
Woolworths Ltd. (a)	401,410	11,060,951
WorleyParsons Ltd.	822,136	22,460,965

Total		116,057,599

BELGIUM (1.6%)
Anheuser-Busch InBev NV	462,644	26,470,197

BERMUDA (1.1%)
Li & Fung Ltd.	1,788,000	10,375,553
VimpelCom Ltd., ADR	506,922	7,624,107

Total		17,999,660

BRAZIL (2.4%)
Banco Bradesco SA, ADR (a)	1,213,878	24,629,585
Petroleo Brasileiro SA, ADR (a)	430,895	14,723,682

Total		39,353,267

CANADA (5.1%)
Canadian National Railway Co.	114,593	7,623,065
Canadian Natural Resources Ltd.	343,908	15,292,079
Cenovus Energy, Inc.	435,138	14,519,142
Encana Corp. (a)	325,113	9,482,191
Fairfax Financial Holdings Ltd.	31,003	12,712,971
Suncor Energy, Inc.	401,226	15,398,969
Talisman Energy, Inc.	438,693	9,729,185

Total		84,757,602

CHINA (1.4%)
Industrial & Commercial Bank of China, Series H (a)	31,390,000	23,384,985

DENMARK (1.8%)
Novo Nordisk A/S, Series B	257,766	29,061,664

FRANCE (5.0%)
AXA SA	517,308	8,609,640
BNP Paribas	275,461	17,531,730
Cie Generale des Etablissements Michelin, Series B	105,880	7,600,719
Danone	240,667	15,127,447
Eutelsat Communications	267,385	9,790,290
Publicis Groupe SA	173,838	9,063,080
Total SA	269,902	14,305,919

Total		82,028,825

GERMANY (6.5%)
Adidas AG	316,853	20,787,290
Bayer AG	220,165	16,252,441
BMW AG	309,453	24,331,826
Fresenius Medical Care AG & Co. KGaA	246,986	14,321,849
Puma AG Rudolf Dassler Sport	47,399	15,714,021
SAP AG	298,036	15,136,373

Total		106,543,800

HONG KONG (1.1%)
Hutchison Whampoa Ltd. (a)	1,747,000	17,982,501

INDIA (1.5%)
Infosys Technologies Ltd., ADR (a)	322,709	24,551,701

ISRAEL (2.0%)
Teva Pharmaceutical Industries Ltd., ADR	636,768	33,194,716

JAPAN (9.6%)
Canon, Inc. (a)	302,900	15,564,294
Denso Corp.	400,900	13,787,583
Fanuc Corp.	193,600	29,603,925
Keyence Corp.	57,900	16,712,356
Komatsu Ltd.	486,400	14,644,526
Nidec Corp. (a)	356,400	35,950,571
Toyota Motor Corp.	365,700	14,402,362
Yamada Denki Co., Ltd.	260,760	17,746,377

Total		158,411,994

KOREA (2.4%)
Hyundai Mobis (b)	105,719	26,688,216
NHN Corp. (b)	66,958	13,476,540

Total		40,164,756

MEXICO (3.6%)
America Movil SAB de CV, Series L, ADR (a)	542,211	31,090,379
Fomento Economico Mexicano SAB de CV, ADR (a)	187,226	10,469,678
Grupo Televisa SA, ADR (a)(b)	658,934	17,086,158

Total		58,646,215

NETHERLANDS (3.8%)
Koninklijke Ahold NV	1,218,090	16,081,514
Koninklijke KPN NV	1,028,535	15,014,407
TNT NV	589,328	15,559,321
Unilever NV	490,751	15,285,638

Total		61,940,880

PHILIPPINES (1.1%)
Philippine Long Distance Telephone Co.	303,755	17,683,677

RUSSIAN FEDERATION (1.1%)
Gazprom OAO, ADR	694,000	17,523,500

SINGAPORE (2.8%)
Keppel Corp., Ltd.	3,098,000	27,365,868
United Overseas Bank Ltd.	1,335,000	18,959,813

Total		46,325,681

SWEDEN (1.5%)
Kinnevik Investment AB, Series B	388,660	7,930,050
Telefonaktiebolaget LM Ericsson, Series B	724,211	8,408,564
Volvo AB, Series B (b)	515,523	9,098,461

Total		25,437,075

SWITZERLAND (7.5%)
Julius Baer Group Ltd.	328,571	15,412,719
Nestlé SA	579,170	33,991,708
Novartis AG	405,490	23,912,893
Roche Holding AG	226,323	33,237,764
Syngenta AG	58,476	17,172,518

Total		123,727,602

TAIWAN (2.3%)
Hon Hai Precision Industry Co., Ltd.	3,570,200	14,416,747
Taiwan Semiconductor Manufacturing Co., Ltd.	9,350,000	22,814,283

Total		37,231,030

TURKEY (0.8%)
Akbank TAS	2,463,172	13,741,233

UNITED KINGDOM (20.6%)
BG Group PLC	1,036,813	20,952,478
British American Tobacco PLC	536,231	20,598,445
Centrica PLC	4,258,960	22,021,558
Compass Group PLC	3,276,820	29,686,478
Imperial Tobacco Group PLC	969,591	29,753,881
Informa PLC	2,245,199	14,266,335
International Power PLC	3,992,960	27,245,967
Kingfisher PLC	3,733,011	15,332,218
Next PLC	469,967	14,473,195
Reckitt Benckiser Group PLC	279,044	15,337,754
Reed Elsevier PLC	1,904,985	16,084,960
Royal Dutch Shell PLC, Series B	505,905	16,684,350
Shire PLC	1,245,936	29,977,238
Smith & Nephew PLC	676,782	7,139,151
Tesco PLC	3,313,389	21,957,926
Vodafone Group PLC	8,625,447	22,299,550
WPP PLC	1,236,572	15,223,044

Total		339,034,528

Total Common Stocks
(Cost: $1,283,174,718)		$1,541,254,688

	Shares	Value

Mutual Fund (0.4%)

India Fund, Inc. (The) (a)	209,400	$7,352,034

Total Mutual Fund
(Cost: $6,148,613)		$7,352,034

Money Market Fund (5.9%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	96,250,809	$96,250,809

Total Money Market Fund
(Cost: $96,250,809)		$96,250,809

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (8.0%)

Asset-Backed Commercial Paper (0.6%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Rheingold Securitization
02/16/11	0.521%	4,993,355	4,993,355

Total			9,992,805

See accompanying Notes to Financial Statements.

216  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (3.3%)
Barclays Bank PLC
02/23/11	0.425%	$6,000,000	$6,000,000
DZ Bank AG
01/18/11	0.330%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	3,000,000	3,000,000
02/17/11	0.300%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	5,000,000	5,000,000
KBC Bank NV
01/20/11	0.450%	6,000,000	6,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	5,000,022	5,000,022
Natixis
03/07/11	0.440%	5,000,000	5,000,000
Norinchukin Bank
02/08/11	0.330%	3,000,000	3,000,000
Societe Generale
02/17/11	0.310%	4,996,042	4,996,042
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	5,000,000	5,000,000

Total			54,996,064

Commercial Paper (0.3%)
Macquarie Bank Ltd.
02/09/11	0.375%	4,995,573	4,995,573

Other Short-Term Obligations (0.1%)
Natixis Financial Products LLC
01/03/11	0.500%	1,500,000	1,500,000

Repurchase Agreements (3.7%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $7,001,808 (e)
	0.300%	7,000,000	7,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,067 (e)
	0.160%	5,000,000	5,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $3,470,539 (e)
	0.170%	3,470,490	3,470,490
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $5,000,104 (e)
	0.250%	5,000,000	5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $10,000,208 (e)
	0.250%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $15,000,625 (e)
	0.500%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,146 (e)
	0.350%	5,000,000	5,000,000
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (e)
	0.500%	5,000,000	5,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $5,000,188 (e)
	0.450%	5,000,000	5,000,000

Total			60,470,490

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $131,954,932)			$131,954,932

Total Investments
(Cost: $1,517,529,072)			$1,776,812,463
Other Assets & Liabilities, Net			(131,144,434)

Net Assets			$1,645,668,029

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2010:

	Percentage of
Industry	net assets	Value
Air Freight & Logistics	0.9%	$15,559,321
Auto Components	2.9	48,076,519
Automobiles	2.3	38,734,187
Banking	3.4	55,902,547
Beverages	0.6	10,469,678
Biotechnology	1.0	16,268,453
Capital Markets	0.9	15,412,719
Chemicals	1.0	17,172,518
Commercial Banks	2.6	42,344,797
Distributors	0.6	10,375,553
Diversified Financial Services	0.9	15,282,084
Diversified Manufacturing	1.1	17,982,501
Diversified Telecommunication Services	0.9	15,014,407
Electrical Equipment	2.2	35,950,571
Electronic Equipment, Instruments & Components	0.9	14,416,747
Energy Equipment & Services	1.4	22,460,965
Food & Staples Retailing	1.3	21,957,926
Food and Beverage	3.4	56,156,675
Food Products	3.9	64,404,794
Foreign Agencies	1.1	17,523,500
Health Care	0.9	14,321,849
Health Care Equipment & Supplies	1.7	28,329,936
Household Products	0.9	15,337,754
Independent Energy	2.1	34,503,455

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  217

Portfolio of Investments (continued)  VP – Invesco International Growth Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Independent Power Producers & Energy Traders	1.7%	$27,245,967
Industrial Conglomerates	1.7	27,365,868
Insurance	0.8	12,371,661
Integrated Energy	1.8	29,918,111
Internet Software & Services	0.8	13,476,540
IT Services	1.5	24,551,701
Life Insurance	0.5	8,609,640
Machinery	3.2	53,346,912
Media	4.0	65,428,907
Media Non-Cable	1.0	16,084,960
Metals	2.0	32,704,784
Multiline Retail	0.9	14,473,195
Multi-Utilities	1.3	22,021,558
Office Electronics	0.9	15,564,294
Oil Field Services	0.9	14,723,682
Oil, Gas & Consumable Fuels	3.2	51,942,747
Pharmaceuticals	10.1	165,636,716
Property & Casualty	0.8	12,712,971
Railroads	0.5	7,623,066
Retailers	0.7	11,060,951
Software	0.9	15,136,373
Specialty Retail	2.0	33,078,595
Supermarkets	1.0	16,081,514
Technology	2.9	47,935,203
Textiles, Apparel & Luxury Goods	2.2	36,501,311
Tobacco	3.1	50,352,327
Wireless	3.2	53,389,928
Wireless Telecommunication Services	0.5	7,624,107
Wirelines	1.1	17,683,677
Other(1)	13.9	228,205,741

Total		$1,776,812,463

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$11,535	$1,479,084,848	$(1,382,845,574)	$—	$96,250,809	$137,884	$96,250,809

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

218  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$35,278
Archer Daniels	362,928
ASB Finance Ltd	429,970
Banco Bilbao Vizcaya	1,160,686
Banco Bilbao Vizcaya Argentaria/New York NY	17,164
BP Capital Markets	215,702
BPCE	155,079
Central American Bank	1,344
Commonwealth Bank of Australia	218,355
Credit Agricole NA	358
Danske Corp	537,188
Electricite De France	889,535
European Investment Bank	1,196,892
Gdz Suez	184,768
Golden Funding Corp	12,720
Ing (US) Funding LLC	56
Natexis Banques	138,136
Nationwide Building	861,183
Natixis NY	67,199
Natixis US Finance Co	1,120
Prudential PLC	259,798
Silver Tower US Fund	3,360
Skandin Ens Banken	33,626
Societe Gen No Amer	559,715
Societe Generale NY	7,279
UBS Ag Stamford	561

Total market value of collateral securities	$7,350,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$3,539,899

Total market value of collateral securities	$3,539,899

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  219

Portfolio of Investments (continued)  VP – Invesco International Growth Fund

Notes to Portfolio of Investments (continued)

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$960,321
Freddie Mac REMICS	4,139,688

Total market value of collateral securities	$5,100,009

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$925,654
Federal Home Loan Mortgage Corp	538,943
Federal National Mortgage Association	599,838
Government National Mortgage Association	8,135,594

Total market value of collateral securities	$10,200,029

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$7,408
Fannie Mae Pool	6,224,326
Fannie Mae REMICS	642,356
Fannie Mae Whole Loan	17,452
Federal Farm Credit Bank	9,996
Federal Home Loan Banks	259,357
Federal Home Loan Mortgage Corp	39,944
FHLMC Structured Pass Through Securities	37,832
Freddie Mac Gold Pool	3,261,515
Freddie Mac Non Gold Pool	386,993
Freddie Mac REMICS	719,098
Ginnie Mae II Pool	526,557
Government National Mortgage Association	976,717
United States Treasury Note/Bond	2,190,449

Total market value of collateral securities	$15,300,000

Natixis Financial Products, Inc. (0.350%)
Security description	Value
Fannie Mae Interest Strip	$229,450
Fannie Mae Pool	90,581
Fannie Mae REMICS	1,758,691
Freddie Mac Gold Pool	18,448
Freddie Mac Non Gold Pool	23,731
Freddie Mac REMICS	2,049,989
Freddie Mac Strips	170,767
Government National Mortgage Association	21,168
United States Treasury Note/Bond	737,324

Total market value of collateral securities	$5,100,149

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$2,283,415
Freddie Mac Gold Pool	2,816,585

Total market value of collateral securities	$5,100,000

See accompanying Notes to Financial Statements.

220  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  221

Portfolio of Investments (continued)  VP – Invesco International Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

222  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$17,086,159	$275,353,546	$—	$292,439,705
Consumer Staples	10,469,678	205,665,462	—	216,135,140
Energy	79,145,248	91,927,212	—	171,072,460
Financials	37,342,555	117,941,830	—	155,284,385
Health Care	33,194,716	191,362,239	—	224,556,955
Industrials	7,623,065	150,205,174	—	157,828,239
Information Technology	24,551,701	106,529,157	—	131,080,858
Materials	—	49,877,301	—	49,877,301
Telecommunication Services	38,714,486	54,997,634	—	93,712,120
Utilities	—	49,267,525	—	49,267,525

Total Equity Securities	248,127,608	1,293,127,080	—	1,541,254,688

Other
Mutual Fund	7,352,034	—	—	7,352,034
Affiliated Money Market Fund(c)	96,250,809	—	—	96,250,809
Investments of Cash Collateral Received for Securities on Loan	—	131,954,932	—	131,954,932

Total Other	103,602,843	131,954,932	—	235,557,775

Total	$351,730,451	$1,425,082,012	$—	$1,776,812,463

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  223

Portfolio of Investments
VP – J.P. Morgan Core Bond Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (10.2%)

AEROSPACE & DEFENSE (0.1%)
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	$780,000	$831,847
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	300,000	305,005

Total			1,136,852

AUTOMOTIVE (—%)
Daimler Finance North America LLC
01/15/12	7.300%	405,000	430,306

BANKING (3.7%)
American Express Co. Senior Unsecured
05/20/14	7.250%	425,000	484,172
BB&T Corp. Senior Unsecured
07/27/12	3.850%	1,235,000	1,284,756
04/30/19	6.850%	400,000	460,796
Subordinated Notes
11/01/19	5.250%	800,000	828,678
Bank of America Corp. Senior Unsecured
10/14/16	5.625%	500,000	518,402
Bank of America Corp. (b) Senior Unsecured
07/01/20	5.625%	2,250,000	2,286,014
Bank of New York Mellon Corp. (The) Senior Unsecured (b)
06/18/15	2.950%	1,520,000	1,536,503
Barclays Bank PLC (a)(b)
09/21/15	2.500%	1,600,000	1,563,376
Barclays Bank PLC (b) Senior Unsecured
05/22/19	6.750%	800,000	903,605
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,750,000	2,152,568
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	600,000	691,418
Citigroup, Inc. Senior Unsecured
12/13/13	6.000%	3,530,000	3,857,355
01/15/15	6.010%	1,250,000	1,371,282
05/19/15	4.750%	400,000	418,839
08/15/17	6.000%	540,000	585,736
11/21/17	6.125%	900,000	986,297
12/01/25	7.000%	765,000	808,465
Citigroup, Inc. (b) Senior Unsecured
12/15/15	4.587%	486,000	506,659
08/09/20	5.375%	561,000	582,883
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	511,727
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,558,739
Credit Suisse Senior Unsecured
08/13/19	5.300%	1,000,000	1,056,270
Credit Suisse (b) Senior Unsecured
08/05/20	4.375%	451,000	442,791
Goldman Sachs Group, Inc. (The) Senior Notes
08/01/15	3.700%	1,792,000	1,825,890
Senior Unsecured
01/15/15	5.125%	1,000,000	1,074,384
01/18/18	5.950%	1,000,000	1,084,883
Goldman Sachs Group, Inc. (The) (b) Senior Notes
06/15/20	6.000%	381,000	411,733
Senior Unsecured
02/15/19	7.500%	3,240,000	3,791,635
HSBC Bank PLC (a) Senior Notes
06/28/15	3.500%	1,321,000	1,348,523
HSBC Bank PLC (a)(b) Senior Notes
08/12/20	4.125%	622,000	606,935
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	831,993
Macquarie Group Ltd. Senior Unsecured (a)(b)
08/01/14	7.300%	923,000	1,007,969
Merrill Lynch & Co., Inc. Senior Unsecured
09/30/15	5.300%	1,200,000	1,238,082
08/28/17	6.400%	2,049,000	2,166,348
Merrill Lynch & Co., Inc. (b) Senior Unsecured
07/15/18	6.500%	1,300,000	1,361,714
Morgan Stanley Senior Unsecured
01/09/17	5.450%	3,300,000	3,422,153
12/28/17	5.950%	1,200,000	1,269,648
Morgan Stanley (b) Senior Unsecured
07/24/15	4.000%	567,000	569,940
07/24/20	5.500%	696,000	703,151
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	584,611
PNC Bank NA Subordinated Notes
04/01/18	6.875%	1,000,000	1,143,059
PNC Funding Corp. (b)
05/19/14	3.000%	2,015,000	2,051,810
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	562,407
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	2,500,000	2,467,465
UBS AG Senior Unsecured
01/15/15	3.875%	1,000,000	1,030,622
04/25/18	5.750%	100,000	108,673
08/04/20	4.875%	305,000	309,608
US Bancorp Senior Unsecured (b)
06/14/13	2.000%	960,000	973,526
Wachovia Bank NA Subordinated Notes
11/15/17	6.000%	5,300,000	5,880,164
Wachovia Corp. Senior Unsecured
05/01/13	5.500%	1,875,000	2,040,369
Wachovia Corp. (b) Senior Unsecured
02/01/18	5.750%	900,000	999,272
Westpac Banking Corp. Senior Unsecured (b)
11/19/19	4.875%	750,000	788,104

Total			67,052,002

BROKERAGE (0.2%)
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,013,123
Charles Schwab Corp. (The) Senior Unsecured
06/01/14	4.950%	325,000	353,416
Jefferies Group, Inc. Senior Unsecured
11/09/15	3.875%	375,000	368,589
07/15/19	8.500%	1,115,000	1,274,870

Total			3,009,998

CHEMICALS (0.2%)
Dow Chemical Co. (The) Senior Unsecured
05/15/19	8.550%	500,000	626,624
Dow Chemical Co. (The) (b) Senior Unsecured
05/15/18	5.700%	275,000	297,475
11/15/20	4.250%	350,000	335,264

See accompanying Notes to Financial Statements.

224  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

CHEMICALS (CONT.)
EI du Pont de Nemours & Co. Senior Unsecured
07/15/13	5.000%	$130,000	$142,190
PPG Industries, Inc. Senior Unsecured
08/15/19	7.400%	278,000	322,837
Potash Corp. of Saskatchewan, Inc. Senior Unsecured
05/15/19	6.500%	450,000	519,123
Praxair, Inc. Senior Unsecured
03/31/14	4.375%	450,000	480,744
03/15/17	5.200%	740,000	815,358

Total			3,539,615

CONSTRUCTION MACHINERY (0.1%)
Caterpillar, Inc. Senior Unsecured
12/15/18	7.900%	1,000,000	1,287,060

CONSUMER PRODUCTS (—%)
Koninklijke Philips Electronics NV Senior Unsecured
06/01/26	7.200%	175,000	209,061
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	401,740

Total			610,801

DIVERSIFIED MANUFACTURING (—%)
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	385,000	434,632

ELECTRIC (0.7%)
American Water Capital Corp. Senior Unsecured
10/15/17	6.085%	250,000	280,448
10/15/37	6.593%	300,000	320,599
Carolina Power & Light Co. 1st Mortgage
09/15/13	5.125%	461,000	505,664
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	300,000	381,431
Dominion Resources, Inc. Senior Unsecured
11/30/17	6.000%	500,000	566,121
Duke Energy Carolinas LLC 1st Mortgage
06/15/20	4.300%	156,000	161,423
1st Refunding Mortgage
01/15/18	5.250%	630,000	696,503
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	753,656
Exelon Generation Co. LLC Senior Unsecured
10/01/20	4.000%	750,000	701,878
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	70,000	64,852
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	495,773
KCP&L Greater Missouri Operations Co. Senior Unsecured (c)
07/01/12	11.875%	500,000	567,153
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	758,683
Nevada Power Co.
09/15/40	5.375%	67,000	65,456
Nisource Finance Corp.
01/15/19	6.800%	377,000	436,189
Nisource Finance Corp. (b)(d)(e)
03/15/16	10.750%	—	—
Oncor Electric Delivery Co. LLC Senior Secured (b)
09/01/18	6.800%	235,000	275,084
PSEG Power LLC
12/01/15	5.500%	212,000	232,661
09/15/16	5.320%	800,000	874,131
PacifiCorp 1st Mortgage
07/15/18	5.650%	1,500,000	1,716,804
10/15/37	6.250%	200,000	226,270
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	212,974
Public Service Company of Colorado 1st Mortgage (b)
11/15/20	3.200%	240,000	225,931
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	403,562
Southern California Edison Co. 1st Refunding Mortgage
02/01/38	5.950%	210,000	231,073
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	344,000	431,126
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	98,000	100,891

Total			11,686,336

ENTERTAINMENT (0.2%)
CBS Corp. (b)
07/30/30	7.875%	545,000	643,473
Time Warner Entertainment Co. LP
07/15/33	8.375%	260,000	328,114
Time Warner, Inc.
04/15/31	7.625%	450,000	547,057
05/01/32	7.700%	690,000	842,277
Viacom, Inc. Senior Unsecured
04/30/16	6.250%	500,000	569,015
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	578,404

Total			3,508,340

ENVIRONMENTAL (—%)
Waste Management, Inc.
06/30/20	4.750%	450,000	461,399

FOOD AND BEVERAGE (0.4%)
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	730,072
Anheuser-Busch InBev Worldwide, Inc. (a)
01/15/19	7.750%	525,000	653,283
Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	820,768
Cargill, Inc. (a) Senior Unsecured
11/27/17	6.000%	170,000	192,367
11/01/36	7.250%	300,000	355,558
Diageo Investment Corp.
08/15/11	9.000%	500,000	525,467
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	155,856
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	1,675,000	1,948,726
08/23/18	6.125%	400,000	457,359
08/11/37	7.000%	405,000	474,137
02/01/38	6.875%	200,000	232,212
PepsiCo, Inc. Senior Unsecured
03/01/14	3.750%	800,000	846,633
PepsiCo, Inc. (b) Senior Unsecured
11/01/18	7.900%	133,000	171,119

Total			7,563,557

GAS DISTRIBUTORS (—%)
San Diego Gas & Electric Co. 1st Mortgage
05/15/40	5.350%	21,000	21,467
Sempra Energy Senior Unsecured
06/15/18	6.150%	370,000	423,254
Sempra Energy (b) Senior Unsecured
02/15/19	9.800%	280,000	376,420

Total			821,141

GAS PIPELINES (0.1%)
Spectra Energy Capital LLC Senior Unsecured (b)
10/01/19	8.000%	745,000	907,601

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  225

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)

GAS PIPELINES (CONT.)
TransCanada PipeLines Ltd. Senior Unsecured
10/15/37	6.200%	$500,000	$548,625
TransCanada PipeLines Ltd. (b) Senior Unsecured
01/15/19	7.125%	677,000	828,699

Total			2,284,925

INDEPENDENT ENERGY (0.1%)
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	500,000	574,473
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	435,000	537,030

Total			1,111,503

INTEGRATED ENERGY (0.4%)
BP Capital Markets PLC (b)
03/10/15	3.875%	1,450,000	1,495,660
ConocoPhillips Senior Unsecured
07/15/18	6.650%	605,000	726,529
03/30/29	7.000%	475,000	576,153
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,042,555
12/15/38	6.375%	480,000	568,910
Shell International Finance BV (b)
03/25/20	4.375%	400,000	419,543
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	770,000	885,334
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,003,823
Total Capital SA
03/15/16	2.300%	1,170,000	1,142,933

Total			7,861,440

LIFE INSURANCE (0.5%)
Aflac, Inc. Senior Unsecured
08/15/40	6.450%	267,000	273,456
Jackson National Life Global Funding Senior Secured (a)
05/08/13	5.375%	1,425,000	1,528,563
MassMutual Global Funding II (a) Senior Notes
09/28/15	2.300%	290,000	283,492
Senior Secured
07/16/12	3.625%	770,000	797,993
Metropolitan Life Global Funding I (a) Senior Secured
01/11/13	2.500%	1,000,000	1,021,840
06/10/14	5.125%	1,450,000	1,577,232
New York Life Global Funding Senior Secured (a)
05/04/15	3.000%	1,830,000	1,867,987
Pacific Life Global Funding Senior Secured (a)
04/15/13	5.150%	700,000	750,206
Principal Life Income Funding Trusts Senior Secured
12/14/12	5.300%	1,270,000	1,366,252

Total			9,467,021

MEDIA CABLE (0.3%)
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,611,872
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	940,773
Comcast Corp.
11/15/35	6.500%	670,000	720,096
Time Warner Cable, Inc.
02/14/14	8.250%	830,000	963,430
07/01/18	6.750%	865,000	1,008,312
02/14/19	8.750%	300,000	381,740

Total			5,626,223

MEDIA NON-CABLE (0.1%)
News America Holdings, Inc.
10/30/25	7.700%	400,000	458,596
News America, Inc.
05/18/18	7.250%	375,000	452,446
04/30/28	7.300%	350,000	394,748
12/15/34	6.200%	450,000	472,493
Thomson Reuters Corp.
07/15/18	6.500%	725,000	845,238

Total			2,623,521

METALS (0.1%)
BHP Billiton Finance USA Ltd. (b)
04/01/14	5.500%	400,000	442,652
Nucor Corp. Senior Unsecured (b)
12/01/37	6.400%	250,000	289,964
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	599,306
Rio Tinto Finance USA Ltd. (b)
11/02/20	3.500%	300,000	284,781

Total			1,616,703

NON CAPTIVE-CONSUMER (0.1%)
HSBD Finance Corp. Senior Unsecured
01/19/16	5.500%	1,090,000	1,184,087

NON-CAPTIVE DIVERSIFIED (0.7%)
General Electric Capital Corp. Senior Unsecured
05/01/18	5.625%	5,000,000	5,452,570
General Electric Capital Corp. (b)
09/15/17	5.625%	3,400,000	3,728,100
Senior Unsecured
08/07/19	6.000%	2,400,000	2,670,218
General Electric Capital Corp. (b)(c) Senior Unsecured
02/15/17	0.456%	1,250,000	1,137,029

Total			12,987,917

OIL FIELD SERVICES (0.1%)
Transocean, Inc.
11/15/20	6.500%	810,000	859,992

OTHER FINANCIAL INSTITUTIONS (0.2%)
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	360,963
Nomura Holdings, Inc. Senior Unsecured
03/04/15	5.000%	1,000,000	1,042,591
Nomura Holdings, Inc. (b) Senior Unsecured
03/04/20	6.700%	400,000	428,117
Verizon Global Funding Corp. Senior Unsecured (b)
12/01/30	7.750%	1,530,000	1,898,052

Total			3,729,723

OTHER UTILITY (—%)
GTE Corp.
04/15/18	6.840%	320,000	362,758

PHARMACEUTICALS (0.1%)
Wyeth
02/01/14	5.500%	1,200,000	1,334,050

PROPERTY & CASUALTY (0.4%)
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	694,202
Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,143,408
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	330,957
05/15/18	5.400%	2,200,000	2,413,538
Berkshire Hathaway Finance Corp. (b)
01/15/40	5.750%	385,000	404,585
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	615,000	648,860
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	743,038

Total			6,378,588

RAILROADS (0.2%)
CSX Corp. Senior Unsecured
02/01/19	7.375%	815,000	983,082
Norfolk Southern Corp. Senior Unsecured
05/17/29	5.640%	230,000	240,473

See accompanying Notes to Financial Statements.

226  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (continued)
RAILROADS (CONT.)
Union Pacific Corp. Senior Unsecured
01/31/13	5.450%	$650,000	$702,105
02/01/16	7.000%	380,000	447,525
11/15/17	5.750%	250,000	280,702

Total			2,653,887

REITS (0.1%)
Simon Property Group LP Senior Unsecured
05/30/18	6.125%	900,000	1,011,552
Simon Property Group LP (b) Senior Unsecured
02/01/15	4.200%	1,000,000	1,045,630

Total			2,057,182

RETAILERS (—%)
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	459,437
Staples, Inc.
01/15/14	9.750%	100,000	121,185
Target Corp. Senior Unsecured
01/15/38	7.000%	225,000	275,835

Total			856,457

TECHNOLOGY (0.5%)
Arrow Electronics, Inc. Senior Unsecured
04/01/20	6.000%	760,000	776,118
Cisco Systems, Inc. Senior Unsecured (b)
01/15/40	5.500%	500,000	522,337
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	437,049
Dell, Inc. (b) Senior Unsecured
09/10/15	2.300%	853,000	831,476
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	385,355
Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	849,317
IBM Corp. Senior Unsecured (b)
11/29/32	5.875%	500,000	563,543
International Business Machines Corp. Senior Unsecured
08/01/27	6.220%	655,000	756,357
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	450,000	490,588
Microsoft Corp. (b) Senior Notes
10/01/40	4.500%	518,000	484,931
Senior Unsecured
09/25/15	1.625%	360,000	351,082
Oracle Corp. (a) Senior Notes
07/15/40	5.375%	155,000	156,646
Oracle Corp. (b) Senior Unsecured
04/15/38	6.500%	280,000	326,346
Pitney Bowes, Inc. Senior Unsecured
08/15/14	4.875%	882,000	928,920
03/15/18	5.600%	150,000	155,059
Xerox Corp. Senior Unsecured
02/01/17	6.750%	500,000	577,742

Total			8,592,866

TRANSPORTATION SERVICES (—%)
United Parcel Service of America, Inc. Senior Unsecured (c)
04/01/30	8.375%	225,000	288,651

WIRELINES (0.6%)
AT&T Corp.
11/15/31	8.000%	54,000	67,872
AT&T, Inc. Senior Unsecured
01/15/38	6.300%	750,000	792,022
05/15/38	6.400%	775,000	829,066
AT&T, Inc. (a) Senior Unsecured
09/01/40	5.350%	1,821,000	1,702,258
AT&T, Inc. (b) Senior Unsecured
02/15/19	5.800%	1,000,000	1,125,580
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	620,826
Telecom Italia Capital SA
06/04/18	6.999%	700,000	741,179
Telecom Italia Capital SA (b)
09/30/14	4.950%	300,000	307,363
Verizon Communications, Inc. Senior Unsecured
02/15/16	5.550%	1,500,000	1,681,384
02/15/18	5.500%	250,000	274,736
02/15/38	6.400%	180,000	199,113
Verizon Communications, Inc. (b) Senior Unsecured
11/01/18	8.750%	1,409,000	1,839,895

Total			10,181,294

Total Corporate Bonds & Notes
(Cost: $182,531,173)			$183,600,827

Residential Mortgage-Backed Securities — Agency (37.9%)

Federal Home Loan Mortgage Corp. (c)(f) CMO IO STRIPS Series 239 Class S30
08/15/36	1.000%	8,565,522	1,349,554
CMO IO Series 3385 Class SN
11/15/37	13.510%	3,165,945	336,197
CMO IO Series 3451 Class SA
05/15/38	16.060%	5,636,770	500,923
CMO IO Series 3531 Class SM
05/15/39	1.820%	4,904,315	527,492
CMO IO Series 3608 Class SC
12/15/39	3.910%	7,148,444	836,440
CMO IO Series 3688 Class NI
04/15/32	1.000%	4,742,846	571,246
CMO IO Series 3714 Class IP
08/15/40	7.891%	3,946,210	565,990
CMO IO Series 3739 Class LI
03/15/34	7.127%	6,943,145	882,521
CMO IO Series 3740 Class SB
10/15/40	6.280%	2,992,522	489,259
CMO IO Series 3740 Class SC
10/15/40	3.660%	4,987,476	704,358
CMO PO Series 2587 Class CO
03/15/32	3.870%	1,112,765	1,057,437
CMO PO Series 2725 Class OP
10/15/33	4.370%	1,080,390	964,881
CMO PO Series 2777 Class KO
02/15/33	2.440%	2,000,000	1,853,970
CMO PO Series 3100 Class PO
01/15/36	4.863%	1,678,248	1,392,101
CMO PO Series 3347 Class PO
07/15/37	22.590%	34,892	34,586
CMO PO Series 3510 Class OD
02/15/37	6.134%	1,518,525	1,274,019
CMO PO Series 3607 Class AO
04/15/36	7.770%	1,300,000	980,895
CMO PO Series 3607 Class EO
02/15/33	4.530%	1,020,460	915,805
CMO PO Series 3607 Class TO
10/15/39	5.250%	1,592,916	1,387,933
CMO Series 3102 Class FB
01/15/36	0.560%	1,224,024	1,224,005
CMO Series 3229 Class AF
08/15/23	0.510%	1,937,856	1,937,992
CMO Series 3523 Class SD
06/15/36	18.947%	846,923	1,008,128
CMO Series 3549 Class FA
07/15/39	1.460%	1,733,983	1,771,580
CMO Series 3688 Class CU
07/01/40	6.817%	2,651,839	2,838,659
CMO Series 3688 Class GT
11/15/46	7.158%	2,376,087	2,632,784
Federal Home Loan Mortgage Corp. (f)
05/01/36-08/01/40	5.000%	12,141,769	12,752,243
04/01/32-05/01/38	5.500%	21,300,701	22,720,269

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  227

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
09/01/21-09/01/37	6.000%	$32,799,734	$35,617,493
11/01/22-10/17/38	6.500%	10,663,530	11,893,554
09/01/37-05/01/38	7.500%	1,381,574	1,514,970
CMO Series 2127 Class PG
02/15/29	6.250%	1,746,999	1,915,357
CMO Series 2165 Class PE
06/15/29	6.000%	900,749	994,151
CMO Series 2326 Class ZQ
06/15/31	6.500%	3,318,834	3,650,734
CMO Series 2399 Class TH
01/15/32	6.500%	1,724,813	1,899,049
CMO Series 2517 Class Z
10/15/32	5.500%	2,986,235	3,165,047
CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,526,014
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,725,423
CMO Series 2568 Class KG
02/15/23	5.500%	4,000,000	4,354,398
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,254,071
CMO Series 2594 Class DJ
10/15/30	4.250%	793,788	813,765
CMO Series 2684 Class PD
03/15/29	5.000%	1,299,000	1,326,567
CMO Series 2752 Class EZ
02/15/34	5.500%	2,909,909	3,118,112
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,339,026
CMO Series 2764 Class ZG
03/15/34	5.500%	2,172,475	2,344,675
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,730,146
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,184,082
CMO Series 2986 Class CH
06/15/25	5.000%	4,000,000	4,296,036
CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,365,641
CMO Series 3101 Class UZ
01/15/36	6.000%	2,013,209	2,233,237
CMO Series 3107 Class BN
02/15/36	5.750%	1,944,615	1,986,772
CMO Series 3123 Class AZ
03/15/36	6.000%	2,856,959	3,232,162
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,683,110
CMO Series 3151 Class PD
11/15/34	6.000%	1,250,000	1,366,912
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,381,324
CMO Series 3195 Class PD
07/15/36	6.500%	3,000,000	3,355,264
CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,687,285
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,361,618
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,206,281
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,314,202
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,255,266
CMO Series 3334 Class MC
04/15/33	5.000%	1,000,000	1,036,969
CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,774,781
CMO Series 3461 Class Z
06/15/38	6.000%	3,484,200	3,824,369
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,613,438
CMO Series 3666 Class VA
12/15/22	5.500%	2,901,445	3,187,531
CMO Series 3680 Class MA
07/15/39	4.500%	4,921,056	5,181,790
CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	3,034,991
CMO Series 3687 Class MA
02/15/37	4.500%	3,437,814	3,641,987
CMO Series 3704 Class CT
12/15/36	7.000%	4,724,888	5,298,139
CMO Series 3704 Class DT
11/15/36	7.500%	4,862,446	5,522,045
CMO Series 3704 Class ET
12/15/36	7.500%	3,850,693	4,380,359
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	1,999,674
CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,534,641
CMO Series R007 Class ZA
05/15/36	6.000%	4,409,988	4,840,670
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	2,645,439	2,784,998
Federal Home Loan Mortgage Corp. (f)(g)
02/01/24	5.500%	2,701,211	2,898,315
Federal National Mortgage Association (c)(f)
03/01/36	3.213%	2,339,583	2,446,689
CMO IO Series 1996-4 Class SA
02/25/24	12.800%	557,407	119,983
CMO IO Series 2005-18 Class SK
03/25/35	7.950%	12,654,742	1,153,343
CMO IO Series 2006-117 Class GS
12/25/36	14.390%	3,558,888	462,998
CMO IO Series 2006-94 Class GI
10/25/26	11.350%	4,489,456	621,343
CMO IO Series 2007-109 Class PI
12/25/37	15.010%	6,247,411	692,386
CMO IO Series 2007-65 Class KI
07/25/37	11.150%	5,176,108	603,261
CMO IO Series 2007-72 Class EK
07/25/37	9.400%	6,852,316	1,018,948
CMO IO Series 2007-72 Class EK
07/25/37	10.180%	4,568,210	679,298
CMO IO Series 2007-W7 Class 2A2
07/25/37	43.446%	5,263,543	594,761
CMO IO Series 2009-112 Class ST
01/25/40	2.690%	5,748,273	666,421
CMO IO Series 2009-17 Class QS
03/25/39	9.870%	3,472,824	463,547
CMO IO Series 2009-37 Class KI
06/25/39	5.610%	12,033,001	1,556,133
CMO IO Series 2009-68 Class SA
09/25/39	13.500%	5,647,040	736,162
CMO IO Series 2009-71 Class BI
08/25/24	8.249%	1,909,598	191,386
CMO IO Series 2009-86 Class IP
10/25/39	1.000%	2,545,530	436,945
CMO IO Series 2009-86 Class UI
10/25/14	1.000%	6,013,341	424,803
CMO IO Series 2010-125 Class SA
11/25/40	1.000%	8,934,218	781,502
CMO IO Series 2010-155 Class KI
01/25/21	0.000%	7,083,540	690,645
CMO IO Series 2010-35 Class SB
04/25/40	11.520%	4,961,674	600,838
CMO IO Series 2010-42 Class S
05/25/40	1.000%	5,279,894	682,561
CMO IO Series 2010-68 Class SA
07/25/40	1.010%	7,753,757	777,758
CMO PO Series 2000-18 Class EC
10/25/23	3.280%	451,562	393,612
CMO PO Series 2003-128 Class NO
01/25/19	4.073%	1,381,914	1,260,036
CMO PO Series 2003-23 Class QO
01/25/32	2.540%	697,557	649,687
CMO PO Series 2004-46 Class EP
03/25/34	3.430%	1,145,956	1,001,141
CMO PO Series 2006-113 Class PO
07/25/36	2.200%	849,192	758,087
CMO PO Series 2006-59 Class CO
08/25/35	3.370%	244,066	231,280
CMO PO Series 2006-60 Class DO
04/25/35	4.500%	1,533,271	1,418,768
CMO PO Series 2006-86 Class OB
09/25/36	3.670%	2,165,564	1,864,919
CMO PO Series 2009-113 Class AO
01/25/40	3.430%	1,371,197	1,190,163
CMO PO Series 2009-69 Class PO
09/25/39	4.650%	892,473	789,452
CMO PO Series 2009-86 Class OT
10/25/37	6.460%	2,571,513	2,096,144
CMO PO Series 2010-39 Class OT
10/25/35	5.610%	1,222,853	1,069,812
CMO PO Series 2010-68 Class CO
07/25/40	1.000%	1,828,191	1,604,503

See accompanying Notes to Financial Statements.

228  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
CMO PO Series 293 Class 1
12/01/24	5.040%	$1,274,753	$1,083,886
CMO PO Series 3077 Class TO
04/15/35	4.515%	1,210,224	1,026,294
CMO PO Series 3151 Class PO
05/15/36	5.411%	1,283,531	1,058,497
CMO Series 2003-129 Class FD
01/25/24	0.761%	1,866,086	1,884,564
CMO Series 2003-W8 Class 3F1
05/25/42	0.661%	978,684	970,465
CMO Series 2004-36 Class FA
05/25/34	0.661%	1,364,287	1,367,325
CMO Series 2005-74 Class SK
05/25/35	19.413%	966,523	1,312,666
CMO Series 2007-101 Class A2
06/27/36	0.511%	5,425,896	5,398,225
CMO Series 2007-108 Class AN
11/25/37	8.709%	1,508,074	1,873,782
CMO Series 2010-28 Class BS
04/25/40	11.001%	760,448	754,972
CMO Series 2010-35 Class SJ
04/25/40	13.767%	1,000,000	1,180,548
CMO Series 2010-49 Class SC
03/25/40	12.139%	2,381,235	2,700,157
Federal National Mortgage Association (f)
04/01/20	4.000%	1,487,609	1,524,102
10/01/19-08/01/40	5.000%	15,896,081	16,780,565
09/01/33-10/01/39	5.500%	61,150,481	65,637,929
06/01/37	5.832%	1,294,901	1,408,152
10/01/19-11/01/48	6.000%	57,219,087	62,250,435
02/01/24-02/01/39	6.500%	33,243,938	37,079,311
04/01/37-01/01/39	7.000%	10,609,037	12,027,518
05/01/22-08/01/37	7.500%	2,969,107	3,361,722
CMO Series 2001-60 Class PX
11/25/31	6.000%	2,400,000	2,654,965
CMO Series 2002-50 Class ZA
05/25/31	6.000%	9,499,784	10,461,201
CMO Series 2002-78 Class Z
12/25/32	5.500%	3,895,641	4,249,704
CMO Series 2003-88 Class WA
09/25/18	4.500%	2,058,330	2,178,292
CMO Series 2003-91 Class BL
02/25/29	5.000%	395,113	396,575
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,883,683	1,981,925
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,239,531
CMO Series 2005-118 Class PN
01/25/32	6.000%	4,000,000	4,380,790
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,500,000	1,646,381
CMO Series 2006-16 Class HZ
03/25/36	5.500%	9,777,942	10,498,602
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,973,168
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,465,581	1,597,145
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,813,016	1,956,291
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,315,401
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,204,375
CMO Series 2007-76 Class PD
03/25/36	6.000%	2,000,000	2,219,156
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,680,695	3,924,881
CMO Series 2007-84 Class PE
05/25/34	6.000%	2,000,000	2,138,546
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,804,102
CMO Series 2008-80 Class GP
09/25/38	6.250%	1,452,400	1,600,820
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,737,561
CMO Series 2009-79 Class UA
03/25/38	7.000%	1,223,901	1,360,758
CMO Series 2009-W1 Class A
12/25/49	6.000%	7,875,299	8,677,596
CMO Series 2010-111 Class AE
04/25/38	5.500%	13,617,511	14,649,563
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,210,585
CMO Series 2010-133 Class A
05/25/38	5.500%	8,909,999	9,618,028
CMO Series 2010-148 Class MA
02/25/39	4.000%	3,000,000	3,126,365
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,767,097	5,138,994
CMO Series 2010-61 Class WA
06/25/40	5.950%	852,285	917,112
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,063,145
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,636,757
Government National Mortgage Association (c)(f) CMO IO Series 2005-3 Class SE
01/20/35	21.220%	4,274,427	524,064
CMO IO Series 2007-26 Class SW
05/20/37	21.430%	8,828,834	921,764
CMO IO Series 2008-62 Class SA
07/20/38	30.480%	4,406,813	499,925
CMO IO Series 2008-95 Class DS
12/20/38	20.328%	6,162,725	800,717
CMO IO Series 2009-102 Class SM
06/16/39	22.120%	8,323,949	917,543
CMO IO Series 2009-106 Class ST
02/20/38	19.380%	7,273,174	865,903
CMO IO Series 2009-64 Class SN
07/16/39	20.070%	6,855,182	743,267
CMO IO Series 2009-67 Class SA
08/16/39	17.420%	4,398,566	500,567
CMO IO Series 2009-83 Class TS
08/20/39	24.680%	8,312,026	832,084
CMO IO Series 2010-107 Class IL
07/20/39	1.000%	1,898,492	618,114
CMO PO Series 2010-14 Class AO
06/16/33	2.090%	735,649	709,640
CMO PO Series 2010-14 Class AO
12/20/32	3.570%	1,372,646	1,255,785
Government National Mortgage Association (f)
09/15/22	5.000%	2,089,402	2,226,327
09/20/38-12/20/38	7.000%	1,631,095	1,809,341
CMO Series 1998-11 Class Z
04/20/28	6.500%	1,029,548	1,136,115
CMO Series 1999-16 Class Z
05/16/29	6.500%	910,894	1,009,946
CMO Series 2002-47 Class PG
07/16/32	6.500%	1,012,856	1,171,432
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,569,097	4,940,015
CMO Series 2003-75 Class ZX
09/16/33	6.000%	3,086,579	3,449,448
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,423,502
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,333,878	1,411,971
CMO Series 2006-17 Class JN
04/20/36	6.000%	2,451,493	2,685,441
CMO Series 2006-33 Class NA
01/20/36	5.000%	3,000,000	3,199,943
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,715,853
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,638,144
CMO Series 2007-70 Class TA
08/20/36	5.750%	2,000,000	2,166,641
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,487,771
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,848,146	3,235,478
CMO Series 2009-2 Class PA
12/20/38	5.000%	2,191,915	2,288,083
CMO Series 2009-44 Class VA
05/16/20	5.500%	3,133,013	3,407,654
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,744,831	2,972,470
CMO Series 2010-130 Class CP
10/16/40	7.000%	3,844,681	4,323,292

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  229

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
CMO Series 2010-14 Class QP
12/20/39	6.000%	$3,728,770	$4,051,456

Total Residential Mortgage-Backed Securities — Agency
(Cost: $677,452,358)			$679,066,149

Residential Mortgage-Backed Securities — Non-Agency (7.2%)

ASG Resecuritization Trust (a)(c)(f) CMO Series 2009-3 Class A65
03/26/37	5.385%	$3,096,329	$3,104,522
CMO Series 2010-3 Class 2A22
10/28/36	0.463%	1,666,565	1,638,011
CMO Series 2010-4 Class 2A20
11/28/36	0.412%	1,191,496	1,167,666
American General Mortgage Loan Trust (a)(f)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,235,697
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,463,255
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,574,284
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,478,538	1,512,675
BCAP LLC Trust (a)(c)(f)
CMO Series 2010-RR6 Class 22A3
06/26/36	5.334%	1,305,392	1,354,202
CMO Series 2010-RR7 Class 15A1
01/26/36	1.061%	1,216,926	1,132,540
CMO Series 2010-RR7 Class 16A1
02/26/47	1.028%	1,238,313	1,203,889
CMO Series 2010-RR7 Class 1A5
04/26/35	5.024%	2,037,984	2,092,145
CMO Series 2010-RR7 Class 2A1
07/26/45	5.099%	2,732,420	2,766,656
CMO Series 2010-RR8 Class 3A3
05/26/35	5.095%	864,359	883,525
BCAP LLC Trust (a)(f)
CMO Series 2010-RR6 Class 5A1
11/26/37	5.500%	1,183,516	1,195,789
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (f)
02/25/34	6.000%	1,169,033	1,219,178
Banc of America Funding Corp. (a)(c)(f)
CMO Series 2010-R4 Class 5A1
07/26/36	0.411%	591,048	571,844
Banc of America Funding Corp. (f)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	868,274	872,819
Banc of America Mortgage Securities, Inc. (c)(f)
CMO Series 2004-C Class 2A2
04/25/34	3.013%	709,051	706,222
Banc of America Mortgage Securities, Inc. (f)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,700,000	1,732,511
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,243,661
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (c)(f)
07/25/33	5.001%	437,405	433,983
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1 (c)(f)
03/25/35	0.761%	823,688	697,268
Chase Mortgage Finance Corp. (c)(f)
CMO Series 2007-A1 Class 2A1
02/25/37	2.892%	1,027,038	1,022,126
CMO Series 2007-A1 Class 7A1
02/25/37	2.930%	1,065,895	1,048,893
Chase Mortgage Finance Corp. (f)
CMO Series 2003-S2 Class A1
03/25/18	5.000%	955,040	973,467
Chase Mortgage Financial Corp. CMO Series 2003-S5 Class A6 (f)
06/25/33	4.500%	164,196	164,502
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4 (f)
06/25/34	5.500%	1,997,211	2,078,891
Citigroup Mortgage Loan Trust, Inc. (a)(c)(f)
CMO Series 2009-10 Class 1A1
09/25/33	2.710%	2,081,624	2,059,337
CMO Series 2010-10 Class 2A1
02/25/36	3.305%	1,778,284	1,756,055
Citigroup Mortgage Loan Trust, Inc. (a)(f)
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	2,000,000	2,071,206
Citigroup Mortgage Loan Trust, Inc. (c)(f)
CMO Series 2008-AR4 Class 1A1A
11/25/38	5.427%	2,901,777	2,942,054
Citigroup Mortgage Loan Trust, Inc. (f)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	1,575,467	1,649,732
Citigroup Mortgage Loan Trust, Inc CMO Series 2010-7 Class 10A1 (a)(c)(f)
02/25/35	2.836%	920,028	915,427
Countrywide Home Loan Mortgage Pass-Through Trust (f)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,980,699	2,058,405
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,304,365	1,352,293
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,741,973	1,806,992
Credit Suisse First Boston Mortgage Securities Corp. (f)
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	1,551,775	1,562,237
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,739,440	1,831,839
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	1,563,858	1,622,501
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,371,313	1,429,632
Credit Suisse Mortgage Capital Certificates (a)(c)(f)
CMO Series 2010-11R Class A1
06/28/47	1.258%	674,109	664,033
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	867,187	866,317
CMO Series 2010-15R Class 7A1
10/26/37	5.340%	857,679	868,825
CMO Series 2010-15R Class 7A2
10/26/37	5.340%	250,000	230,566
CMO Series 2010-17R Class 5A1
07/26/36	3.500%	1,643,456	1,627,022
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	2,580,337	2,604,210
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (a)(c)(f)
06/28/47	1.511%	1,291,655	1,289,146
GMAC Mortgage Corp. Loan Trust (c)(f)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.310%	1,964,674	1,908,942
GMAC Mortgage Corp. Loan Trust (f)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	1,227,676	1,251,580
GSR Mortgage Loan Trust (c)(f)
CMO Series 2005-5F Class 8A3
06/25/35	0.761%	714,602	646,443
GSR Mortgage Loan Trust (f)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,474,796	1,436,086
Impac Secured Assets CMN Owner Trust CMO Series 2006-2 Class 2A1 (c)(f)
08/25/36	0.611%	1,104,789	997,311
JP Morgan Reremic CMO Series 2010-4 Class 7A1 (a)(c)(f)
08/26/35	4.277%	1,180,100	1,189,943
LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL (a)(c)(f)
02/15/41	7.175%	53,211,284	525,994
LVII Resecuritization Trust (a)(f)
CMO Series 2009-1 Class A1
11/27/37	5.950%	625,034	627,773
CMO Series 2009-2 Class A4
09/27/37	3.001%	1,500,000	1,500,000
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(f)
12/27/33	5.500%	1,243,398	1,311,680
MLCC Mortgage Investors, Inc. (c)(f)
CMO Series 2003-A Class 2A1
03/25/28	1.041%	1,237,409	1,099,818
CMO Series 2003-E Class A1
10/25/28	0.571%	704,955	659,649
CMO Series 2004-G Class A2
01/25/30	0.757%	1,313,374	1,218,591
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (f)
04/25/34	5.654%	1,526,334	1,610,279

See accompanying Notes to Financial Statements.

230  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Non-Agency (continued)
Msrr
CMO IO Series 2009-IO Class A1 (c)(f)
07/17/56	1.000%	$947,962	$949,147
NCUA (c)(f)
CMO Series 2010-R3 Class 1A
12/08/20	0.824%	1,500,000	1,498,125
NCUA (f)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	1,020,000	1,003,425
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1 (a)(f)
10/25/34	6.500%	419,008	428,232
PennyMac Loan Trust CMO Series 2010-NPL1 Class M1 (a)(f)
05/25/50	5.000%	1,250,000	1,249,609
Prime Mortgage Trust CMO Series 2004-2 Class A2 (f)
11/25/19	4.750%	3,085,057	3,153,015
RBSSP Resecuritization Trust (a)(f)
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,795,000	1,727,417
RBSSP Resecuritization Trust (a)(f)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	1,077,486	1,138,916
CMO Series 2010-4 Class 2A1
11/26/35	5.749%	1,070,533	1,088,583
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	1,382,864	1,410,521
Residential Accredit Loans, Inc. (c)(f)
CMO Series 2003-QS13 Class A5
07/25/33	0.911%	955,656	761,068
Residential Accredit Loans, Inc. (f)
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,495,417	1,454,984
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	1,367,556	1,423,969
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (c)(f)
12/25/34	2.716%	945,349	847,994
Residential Funding Mortgage Securities I
CMO Series 2003-S4 Class A4 (f)
03/25/33	5.750%	2,009,874	2,110,633
Station Place Securitization Trust CMO Series 2010-1 Class A (c)(f)
12/20/42	1.282%	2,000,000	2,000,000
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-4 Class 5A (c)(f)
04/25/34	5.506%	1,294,016	1,251,238
Structured Asset Securities Corp. (f)
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	2,000,000	2,050,798
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,199,254	1,201,449
Series 2004-6XS Class A5A
03/25/34	5.530%	927,699	873,327
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (f)
06/15/28	6.750%	866,570	1,006,034
WaMu Mortgage Pass-Through Certificates (c)(f)
CMO Series 2004-AR3 Class A2
06/25/34	2.707%	855,556	826,989
CMO Series 2004-S1 Class 1A3
03/25/34	0.661%	512,658	507,526
WaMu Mortgage Pass-Through Certificates (f)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	613,776	626,474
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,596,250
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	823,850	847,063
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1 (f)
02/25/33	5.750%	1,562,965	1,572,570
Washington Mutual Series 2004-CB3 Class 4A (f)
10/25/19	6.000%	909,036	934,272
Wells Fargo Mortgage Backed Securities Trust (c)(f)
CMO Series 2004-EE Class 2A1
12/25/34	2.856%	310,982	300,507
Wells Fargo Mortgage Backed Securities Trust (f)
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	981,702	991,841
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	989,213	1,026,500
Wells Fargo Mortgage-Backed Securities Trust (c)(f)
CMO Series 2003-J Class 2A1
10/25/33	4.371%	1,054,099	1,077,501
CMO Series 2004-G Class A3
06/25/34	4.745%	550,000	571,190
CMO Series 2004-U Class A1
10/25/34	2.955%	1,388,897	1,320,793
Wells Fargo Mortgage-Backed Securities Trust (f)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,626,419	1,699,961

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $128,995,929)			$128,810,060

Commercial Mortgage-Backed Securities (1.2%)

Banc of America Commercial Mortgage, Inc. (c)(f) Series 2006-3 Class A4
07/10/44	5.889%	$500,000	$534,040
Banc of America Commercial Mortgage, Inc. (f) Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	982,885
Series 2006-5 Class A4
09/10/47	5.414%	400,000	418,636
CW Capital Cobalt Ltd. Series 2006-C1 Class A4 (f)
08/15/48	5.223%	1,200,000	1,249,065
Citigroup Commercial Mortgage Trust Series 2005-C3 Class AM (f)
05/15/43	4.830%	1,230,000	1,259,959
Commercial Mortgage Asset Trust Series 1999-C1 Class D (f)
01/17/32	7.350%	1,500,000	1,624,887
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM (f)
07/15/37	4.730%	1,000,000	994,405
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 (f)
03/15/39	5.658%	1,300,000	1,365,905
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A (a)(f)
12/06/20	2.980%	2,500,000	2,511,925
Greenwich Capital Commercial Funding Corp. (f)
Series 2006-GG7 Class A4
07/10/38	5.888%	1,000,000	1,090,999
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (c)(f)
01/12/44	5.331%	1,000,000	946,069
Morgan Stanley Capital I Series 2004-RR Class F4 (a)(c)(f)
04/28/39	6.000%	681,121	685,378
Morgan Stanley Reremic Trust Series 2010-HQ4B Class A7A (a)(f)
04/16/40	4.970%	2,500,000	2,660,901
NCUA Guaranteed Notes CMO Series 2010-C1 Class APT (f)
10/29/20	2.650%	5,880,860	5,726,327

Total Commercial Mortgage-Backed Securities
(Cost: $21,785,550)			$22,051,381

Asset-Backed Securities (1.6%)

AH Mortgage Advance Trust Series 2010-ADV1 Class A1 (a)
08/15/22	3.968%	$1,325,000	$1,328,313
Ally Auto Receivables Trust (h) Series 2010-3 Class A3
10/15/14	0.000%	1,385,000	1,382,569
Series 2010-3 Class A3
08/17/15	0.000%	536,000	529,511
AmeriCredit Automobile Receivables Trust Series 2010-3 Class A3
04/08/15	1.140%	665,000	662,758
Series 2010-4 Class A2
05/08/14	0.960%	800,000	800,032
Arch Bay Asset-Backed Securities Series 2010-2 Class A (a)
04/25/57	4.125%	1,125,000	1,122,300
Asset Backed Funding Certificates Series 2005-AG1 Class A4
06/25/35	5.010%	1,250,000	1,231,280

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  231

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

	Coupon	Principal
Issuer	rate	amount	Value

Asset-Backed Securities (continued)
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	$1,600,000	$1,595,143
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-4 Class 1A5
05/25/33	5.416%	993,363	955,675
Series 2003-5 Class 1A4
02/25/30	4.396%	720,341	716,644
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	663,981
Chase Funding Mortgage Loan Asset-Backed Certificates (c) Series 2003-2 Class 2A2
02/25/33	0.821%	971,304	830,112
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	1,400,000	1,395,996
Citibank Credit Card Issuance Trust Series 2007-A7 Class A7 (c)
08/20/14	0.611%	1,500,000	1,501,419
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(c)
06/25/50	4.250%	800,000	728,000
Federal National Mortgage Association Series 2003-W16 Class AF5 (c)
11/25/33	4.769%	1,944,301	1,980,411
GE Capital Credit Card Master Note Trust Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,038,766
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	612,000	610,791
Hyundai Auto Receivables Trust Series 2010-A Class A1
05/16/11	0.398%	148,454	148,465
LAI Vehicle Lease Securitization Trust Series 2010-A Class A (a)
09/15/16	2.550%	1,448,675	1,445,053
Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A1
05/13/11	0.309%	86,834	86,839
NCUA
CMO Series 2010-A1 Class A (c)
12/07/20	0.661%	500,000	500,525
PennyMac Loan Trust Series 2010-NPL1 Class A (a)
05/25/50	4.250%	725,300	708,061
Residential Asset Mortgage Products, Inc. Series 2004-RS6 Class AI4
05/25/32	5.457%	1,032,809	1,055,644
Residential Asset Mortgage Products, Inc. (c) Series 2005-RZ4 Class A2
11/25/35	0.521%	737,782	705,454
Santander Drive Auto Receivables Trust Series 2010-3 Class A3
06/16/14	1.200%	500,000	500,067
Structured Asset Investment Loan Trust Series 2005-5 Class A9 (c)
06/25/35	0.531%	500,000	464,631
Structured Asset Securities Corp. CMO Series 2004-5H Class A4
12/25/33	5.540%	2,100,000	2,090,779
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,714,212

Total Asset-Backed Securities
(Cost: $28,565,878)			$28,493,431

U.S. Treasury Obligations (23.5%)

U.S. Treasury Inflation-Indexed Bond
04/15/11	2.000%	$3,000,000	$3,335,110
U.S. Treasury
08/31/11	1.000%	3,000,000	3,015,117
01/31/12	0.875%	15,000,000	15,083,790
12/15/12	1.125%	17,500,000	17,679,777
04/15/13	1.750%	8,000,000	8,183,760
02/28/14	1.875%	1,000,000	1,024,062
10/31/14	2.375%	25,000,000	25,876,950
12/31/14	2.625%	5,000,000	5,210,938
03/31/17	3.250%	5,000,000	5,221,875
08/15/17	4.750%	3,745,000	4,246,770
08/15/17	8.875%	11,715,000	16,272,861
08/15/20	8.750%	28,500,000	41,632,258
U.S. Treasury (b)
02/15/13	1.375%	41,500,000	42,122,500
12/31/13	1.500%	12,140,000	12,314,513
07/31/14	2.625%	24,000,000	25,100,616
09/30/14	2.375%	19,000,000	19,683,555
01/31/15	2.250%	30,000,000	30,796,860
05/15/15	4.125%	8,050,000	8,864,435
12/31/16	3.250%	57,450,000	60,178,875
01/31/17	3.125%	15,000,000	15,585,930
02/15/19	8.875%	5,466,000	7,862,502
05/15/19	3.125%	2,051,000	2,072,632
08/15/19	8.125%	15,417,000	21,479,011
02/15/20	8.500%	500,000	715,391
08/15/27	6.375%	3,000,000	3,860,625
08/15/28	5.500%	14,700,000	17,320,731
08/15/29	6.125%	5,000,000	6,324,220

Total U.S. Treasury Obligations
(Cost: $416,243,549)			$421,065,664

U.S. Government Agency Obligations (16.0%)

Fannie Mae Interest STRIPS (h)
11/15/21	0.000%	$1,750,000	$1,095,810
Federal Farm Credit Bank
11/15/18	5.125%	8,000,000	9,038,584
Federal Home Loan Banks (b)
06/14/13	1.625%	12,100,000	12,306,716
12/16/16	4.750%	10,000,000	11,192,704
Federal Home Loan Mortgage Corp.
04/18/16	5.250%	10,000,000	11,438,830
Federal Home Loan Mortgage Corp. (b)
04/23/14	2.500%	2,000,000	2,073,208
08/23/17	5.500%	34,000,000	39,403,824
11/17/17	5.125%	65,000,000	74,016,280
Federal National Mortgage Association
09/15/16	5.250%	10,000,000	11,448,100
Federal National Mortgage Association (b)
10/15/15	4.375%	20,000,000	22,014,880
05/11/17	5.000%	15,000,000	16,820,265
06/12/17	5.375%	36,000,000	41,449,716
Federal National Mortgage Association (h)
07/05/14	0.000%	3,000,000	2,799,606
06/01/17	0.000%	10,000,000	8,119,440
Tennessee Valley Authority
07/18/17	5.500%	11,000,000	12,676,741
U.S. Treasury (b)(h) STRIPS
02/15/14	0.000%	10,000,000	9,645,930
02/15/28	0.000%	4,100,000	1,896,295
U.S. Treasury (h) STRIPS
02/15/29	0.000%	165,000	72,515
08/15/29	0.000%	100,000	42,853

Total U.S. Government Agency Obligations
(Cost: $287,692,297)			$287,552,297

Foreign Government Obligations (0.1%)

CANADA (0.1%)
Province of Ontario Canada Senior Unsecured
06/16/15	2.700%	$1,840,000	$1,873,197
Province of Quebec Canada
01/30/26	6.350%	440,000	528,203

Total			2,401,400

Total Foreign Government Obligations
(Cost: $2,387,123)			$2,401,400

Municipal Bonds (0.1%)

New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	$415,000	$399,956
Port Authority of New York and New Jersey Revenue Bonds Taxable Consolidated 164th Series 2010
11/01/40	5.647%	835,000	799,872

Total Municipal Bonds
(Cost: $1,239,061)			$1,199,828

See accompanying Notes to Financial Statements.

232  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Shares	Value

Money Market Fund (1.7%)

Columbia Short-Term Cash Fund, 0.229% (i)(j)	30,414,213	$30,414,213

Total Money Market Fund
(Cost: $30,414,213)		$30,414,213

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (17.3%)

Asset-Backed Commercial Paper (1.0%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Belmont Funding LLC
01/18/11	0.500%	9,996,945	9,996,945
Rheingold Securitization
02/16/11	0.521%	2,996,013	2,996,013

Total			17,992,408

Certificates of Deposit (10.9%)
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	4,996,106	4,996,106
02/22/11	0.300%	7,494,254	7,494,254
Caisse des Depots
02/23/11	0.340%	9,500,000	9,500,000
Clydesdale Bank PLC
01/21/11	0.370%	5,000,000	5,000,000
Credit Industrial et Commercial
02/22/11	0.395%	4,000,000	4,000,000
02/23/11	0.380%	9,990,298	9,990,298
DZ Bank AG
01/18/11	0.330%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	5,000,000	5,000,000
02/09/11	0.300%	10,000,000	10,000,000
02/17/11	0.300%	1,000,000	1,000,000
La Banque Postale
02/17/11	0.365%	10,000,000	10,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	15,000,067	15,000,067
Mitsubishi UFJ Trust and Banking Corp.
01/06/11	0.330%	8,000,000	8,000,000
02/22/11	0.320%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	10,000,000	10,000,000
02/04/11	0.330%	5,000,000	5,000,000
Natixis
03/07/11	0.440%	15,000,000	15,000,000
Norinchukin Bank
01/25/11	0.330%	5,000,000	5,000,000
02/14/11	0.330%	10,000,000	10,000,000
03/02/11	0.350%	4,000,100	4,000,100
Societe Generale
02/17/11	0.310%	12,490,105	12,490,105
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
02/18/11	0.345%	5,000,000	5,000,000
02/18/11	0.350%	10,000,000	10,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	10,000,000	10,000,000

Total			195,470,930

Commercial Paper (0.6%)
Macquarie Bank Ltd.
02/09/11	0.375%	9,991,146	9,991,146

Other Short-Term Obligations (0.6%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	6,000,000	6,000,000
Natixis Financial Products LLC
01/03/11	0.500%	5,000,000	5,000,000

Total			11,000,000

Repurchase Agreements (4.2%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $15,003,875 (k)
	0.300%	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $25,000,833 (k)
	0.400%	25,000,000	25,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $3,000,040 (k)
	0.160%	3,000,000	3,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $8,048,216 (k)
	0.170%	8,048,102	8,048,102
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $25,000,938 (k)
	0.450%	25,000,000	25,000,000

Total			76,048,102

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $310,502,586)			$310,502,586

Total Investments
(Cost: $2,087,809,717)			$2,095,157,836
Other Assets & Liabilities, Net			(302,056,263)

Net Assets			$1,793,101,573

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $82,385,615 or 4.59% of net assets.

(b)	At December 31, 2010, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2010.

(d)	Represents fractional shares.

(e)	Negligible market value.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.

(h)	Zero coupon bond.

(i)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  233

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

Notes to Portfolio of Investments (continued)

(j)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$11,535	$1,746,820,048	$(1,716,417,370)	$—	$30,414,213	$262,865	$30,414,213

(k)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219
BPCE	332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,599
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$800,776
Fannie Mae Pool	2,186,969
Fannie Mae Principal Strip	26,154
Fannie Mae REMICS	1,465,991
Federal Farm Credit Bank	1,363,424
Federal Home Loan Banks	2,442,686
Federal Home Loan Mortgage Corp	183,264
Federal National Mortgage Association	2,117,980
FHLMC Structured Pass Through Securities	866,994
Freddie Mac Non Gold Pool	2,099,297
Freddie Mac Reference REMIC	14,129
Freddie Mac REMICS	1,288,482
Freddie Mac Strips	379,961
Ginnie Mae I Pool	245,589

See accompanying Notes to Financial Statements.

234  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value
Ginnie Mae II Pool	$1,361,353
Government National Mortgage Association	547,725
United States Treasury Inflation Indexed Bonds	75,286
United States Treasury Note/Bond	5,982,624
United States Treasury Strip Coupon	1,788,180
United States Treasury Strip Principal	263,136

Total market value of collateral securities	$25,500,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$14,904
Fannie Mae REMICS	1,007,994
Fannie Mae Whole Loan	25,643
Fannie Mae-Aces	1,958
Freddie Mac Reference REMIC	69,847
Freddie Mac REMICS	1,539,978
Government National Mortgage Association	399,676

Total market value of collateral securities	$3,060,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$8,209,064

Total market value of collateral securities	8,209,064

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$12,982,649
Fannie Mae REMICS	2,927,301
Freddie Mac Gold Pool	1,110,461
Freddie Mac REMICS	3,863,681
Ginnie Mae I Pool	988,959
Government National Mortgage Association	3,626,949

Total market value of collateral securities	$25,500,000

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  235

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

236  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$183,600,827	$—	$183,600,827
Residential Mortgage-Backed Securities — Agency	—	678,375,504	690,645	679,066,149
Residential Mortgage-Backed Securities — Non-Agency	—	115,231,187	13,578,873	128,810,060
Commercial Mortgage-Backed Securities	—	18,854,078	3,197,303	22,051,381
Asset-Backed Securities	—	25,198,078	3,295,353	28,493,431
U.S. Treasury Obligations	417,730,554	3,335,110	—	421,065,664
U.S. Government Agency Obligations	—	287,552,297	—	287,552,297
Foreign Government Obligations	—	2,401,400	—	2,401,400
Municipal Bonds	—	1,199,828	—	1,199,828

Total Bonds	417,730,554	1,315,748,309	20,762,174	1,754,241,037

Other
Affiliated Money Market Fund(c)	30,414,213	—	—	30,414,213
Investments of Cash Collateral Received for Securities on Loan	—	310,502,586	—	310,502,586

Total Other	30,414,213	310,502,586	—	340,916,799

Total	$448,144,767	$1,626,250,895	$20,762,174	$2,095,157,836

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities — Agency	Securities — Non Agency	Securities	Securities	Total

Balance as of May 7, 2010 (when shares became available)	$—	$—	$—	$—	$—
Accrued discounts/premiums	(590)	(3,596)	(529)	64	(4,651)
Realized gain (loss)	—	3,467	—	—	3,467
Change in unrealized appreciation (depreciation)*	590	(7,334)	12,975	(3,513)	2,718
Sales	—	(375,239)	(54,879)	—	(430,118)
Purchases	690,645	13,961,575	3,239,736	3,298,802	21,190,758
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of December 31, 2010	$690,645	$13,578,873	$3,197,303	$3,295,353	$20,762,174

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2010 was $2,718, which is comprised of Residential Mortgage-Backed Securities—Agency of $590, Residential Mortgage-Backed Securities—Non Agency of $(7,334), Commercial Mortgage-Backed Securities of $12,975 and Asset-Backed Securities of $(3,513).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  237

Portfolio of Investments (continued)  VP – J.P. Morgan Core Bond Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

238  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Jennison Mid Cap Growth Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.5%)

CONSUMER DISCRETIONARY (14.9%)

Hotels, Restaurants & Leisure (5.4%)
Darden Restaurants, Inc. (a)	240,075	$11,149,083
Tim Hortons, Inc.	342,031	14,101,938
WMS Industries, Inc. (a)(b)	119,995	5,428,574
Yum! Brands, Inc.	296,660	14,551,173

Total		45,230,768

Multiline Retail (2.3%)
Dollar Tree, Inc. (a)(b)	241,095	13,520,608
Nordstrom, Inc.	136,609	5,789,489

Total		19,310,097

Specialty Retail (6.0%)
Bed Bath & Beyond, Inc. (b)	218,386	10,733,672
GameStop Corp., Class A (a)(b)	274,957	6,291,016
Guess?, Inc. (a)	226,838	10,733,974
Ross Stores, Inc.	163,446	10,337,959
TJX Companies, Inc.	259,527	11,520,404
Williams-Sonoma, Inc. (a)	20,441	729,539

Total		50,346,564

Textiles, Apparel & Luxury Goods (1.2%)
Phillips-Van Heusen Corp. (a)	166,455	10,488,330

TOTAL CONSUMER DISCRETIONARY		125,375,759

CONSUMER STAPLES (7.3%)

Beverages (0.5%)
Hansen Natural Corp. (b)	85,513	4,470,619

Food Products (5.0%)
Bunge Ltd. (a)	136,053	8,914,193
ConAgra Foods, Inc.	374,099	8,447,155
JM Smucker Co. (The)	123,911	8,134,757
Mead Johnson Nutrition Co.	111,257	6,925,748
Ralcorp Holdings, Inc. (a)(b)	147,263	9,573,568

Total		41,995,421

Household Products (1.8%)
Church & Dwight Co., Inc.	212,391	14,659,227

TOTAL CONSUMER STAPLES		61,125,267

ENERGY (6.9%)

Energy Equipment & Services (1.9%)
Cameron International Corp. (b)	246,044	12,481,812
Core Laboratories NV (a)	37,041	3,298,501

Total		15,780,313

Oil, Gas & Consumable Fuels (5.0%)
Cimarex Energy Co.	78,656	6,963,416
Denbury Resources, Inc. (b)	346,604	6,616,670
Newfield Exploration Co. (b)	157,011	11,322,063
Southwestern Energy Co. (b)	467,778	17,508,931

Total		42,411,080

TOTAL ENERGY		58,191,393

FINANCIALS (5.3%)

Capital Markets (2.6%)
Eaton Vance Corp. (a)	433,198	13,095,576
TD Ameritrade Holding Corp. (a)	466,380	8,856,556

Total		21,952,132

Insurance (1.2%)
WR Berkley Corp. (a)	356,358	9,757,082

Real Estate Investment Trusts (REITs) (1.5%)
Annaly Capital Management, Inc.	699,700	12,538,624

TOTAL FINANCIALS		44,247,838

HEALTH CARE (15.0%)

Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc. (a)(b)	58,009	4,672,625
BioMarin Pharmaceutical, Inc. (a)(b)	177,807	4,788,342
United Therapeutics Corp. (a)(b)	98,707	6,240,257

Total		15,701,224

Health Care Equipment & Supplies (2.1%)
CR Bard, Inc. (a)	118,016	10,830,328
IDEXX Laboratories, Inc. (a)(b)	93,994	6,506,265
Neogen Corp. (a)(b)	6,537	268,213

Total		17,604,806

Health Care Providers & Services (5.7%)
DaVita, Inc. (b)	215,752	14,992,607
Henry Schein, Inc. (a)(b)	187,897	11,534,997
Laboratory Corp. of America Holdings (a)(b)	129,095	11,350,032
Universal Health Services, Inc., Class B	241,653	10,492,573

Total		48,370,209

Life Sciences Tools & Services (3.4%)
Agilent Technologies, Inc. (b)	224,424	9,297,886
Thermo Fisher Scientific, Inc. (b)	160,783	8,900,947
Waters Corp. (b)	131,350	10,207,209

Total		28,406,042

Pharmaceuticals (1.9%)
Perrigo Co. (a)	155,468	9,845,788
Valeant Pharmaceuticals International, Inc.	210,743	5,961,920

Total		15,807,708

TOTAL HEALTH CARE		125,889,989

INDUSTRIALS (15.9%)

Aerospace & Defense (1.5%)
ITT Corp.	244,226	12,726,617

Air Freight & Logistics (2.0%)
CH Robinson Worldwide, Inc. (a)	88,485	7,095,612
Expeditors International of Washington, Inc.	168,463	9,198,080

Total		16,293,692

Building Products (0.1%)
Owens Corning (a)(b)	23,138	720,749

Commercial Services & Supplies (3.3%)
Copart, Inc. (b)	174,504	6,517,724
Iron Mountain, Inc.	547,871	13,702,254
Stericycle, Inc. (a)(b)	93,047	7,529,363

Total		27,749,341

Electrical Equipment (3.4%)
AMETEK, Inc.	370,056	14,524,698
Roper Industries, Inc.	186,937	14,287,595

Total		28,812,293

Machinery (2.7%)
Danaher Corp.	274,586	12,952,222
IDEX Corp.	252,163	9,864,616

Total		22,816,838

Professional Services (1.6%)
Robert Half International, Inc. (a)	429,205	13,133,673

Road & Rail (0.5%)
JB Hunt Transport Services, Inc.	107,443	4,384,749

Trading Companies & Distributors (0.8%)
Fastenal Co. (a)	115,952	6,946,684

TOTAL INDUSTRIALS		133,584,636

INFORMATION TECHNOLOGY (21.0%)

Communications Equipment (2.3%)
Ciena Corp. (a)(b)	62,985	1,325,834
Juniper Networks, Inc. (b)	349,933	12,919,526
Riverbed Technology, Inc. (a)(b)	139,062	4,890,811

Total		19,136,171

Computers & Peripherals (1.4%)
NetApp, Inc. (b)	223,241	12,269,325

Electronic Equipment, Instruments & Components (3.1%)
Amphenol Corp., Class A	203,780	10,755,508
Anixter International, Inc. (a)	107,805	6,439,193
FLIR Systems, Inc. (a)(b)	286,629	8,527,213

Total		25,721,914

Internet Software & Services (2.6%)
Akamai Technologies, Inc. (b)	154,544	7,271,295
VeriSign, Inc.	443,211	14,479,704

Total		21,750,999

IT Services (2.5%)
Alliance Data Systems Corp. (a)(b)	152,700	10,846,281
Amdocs Ltd. (b)	151,455	4,160,469
Teradata Corp. (b)	139,728	5,751,204

Total		20,757,954

Semiconductors & Semiconductor Equipment (5.7%)
Altera Corp. (a)	321,282	11,431,214
Broadcom Corp., Class A	356,738	15,535,940
Marvell Technology Group Ltd. (b)	412,484	7,651,578
Maxim Integrated Products, Inc. (a)	286,462	6,766,232
SemiLEDs Corp. (b)	4,600	133,630
Xilinx, Inc. (a)	237,308	6,877,186

Total		48,395,780

Software (3.4%)
Check Point Software Technologies Ltd. (b)	319,102	14,761,658
Nuance Communications, Inc. (a)(b)	253,931	4,616,466
Red Hat, Inc. (b)	195,627	8,930,373

Total		28,308,497

TOTAL INFORMATION TECHNOLOGY		176,340,640

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  239

Portfolio of Investments (continued)  VP – Jennison Mid Cap Growth Fund

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (5.9%)

Chemicals (2.8%)
Ecolab, Inc.	293,561	$14,801,346
FMC Corp.	77,224	6,169,425
Lubrizol Corp.	23,072	2,465,935

Total		23,436,706

Metals & Mining (3.1%)
Agnico-Eagle Mines Ltd.	131,451	10,082,292
Reliance Steel & Aluminum Co.	112,133	5,729,996
Silver Wheaton Corp. (b)	271,099	10,583,705

Total		26,395,993

TOTAL MATERIALS		49,832,699

TELECOMMUNICATION SERVICES (6.3%)

Wireless Telecommunication Services (6.3%)
American Tower Corp., Class A (b)	340,641	17,590,701
Crown Castle International Corp. (b)	402,129	17,625,314
NII Holdings, Inc. (a)(b)	393,378	17,568,262

Total		52,784,277

TOTAL TELECOMMUNICATION SERVICES		52,784,277

Total Common Stocks
(Cost: $703,605,802)		$827,372,498

	Shares	Value

Money Market Fund (1.6%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	13,678,787	$13,678,787

Total Money Market Fund
(Cost: $13,678,787)		$13,678,787

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (19.0%)

Asset-Backed Commercial Paper (1.8%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Grampian Funding LLC
01/31/11	0.300%	4,998,708	4,998,708
Royal Park Investments Funding Corp.
03/25/11	0.501%	4,993,542	4,993,542

Total			14,991,700

Certificates of Deposit (7.6%)
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	4,996,106	4,996,106
Barclays Bank PLC
02/23/11	0.425%	8,000,000	8,000,000
Clydesdale Bank PLC
01/24/11	0.365%	5,000,000	5,000,000
Commonwealth Bank of Australia (The)
01/03/11	0.180%	5,000,000	5,000,000
Credit Industrial et Commercial
02/22/11	0.395%	7,000,000	7,000,000
DZ Bank AG
01/18/11	0.345%	3,997,624	3,997,624
Den Danske Bank
01/03/11	0.250%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	3,000,000	3,000,000
02/17/11	0.300%	5,000,000	5,000,000
La Banque Postale
02/17/11	0.365%	5,000,000	5,000,000
Norinchukin Bank
01/25/11	0.330%	5,000,000	5,000,000
02/08/11	0.330%	2,000,000	2,000,000
Sumitomo Trust & Banking Co., Ltd.
02/22/11	0.335%	5,000,064	5,000,064

Total			63,993,794

Commercial Paper (0.6%)
Suncorp Metway Ltd.
01/10/11	0.400%	4,998,167	4,998,167

Repurchase Agreements (9.0%)
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $15,000,500 (e)
	0.400%	15,000,000	15,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $3,393,377 (e)
	0.170%	3,393,329	3,393,329
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $10,000,208 (e)
	0.250%	10,000,000	10,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $7,000,146 (e)
	0.250%	7,000,000	7,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (e)
	0.500%	5,000,000	5,000,000
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $10,000,417 (e)
	0.500%	10,000,000	10,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $25,000,938 (e)
	0.450%	25,000,000	25,000,000

Total			75,393,329

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $159,376,990)			$159,376,990

Total Investments
(Cost: $876,661,579)			$1,000,428,275
Other Assets & Liabilities, Net			(160,188,716)

Net Assets			$840,239,559

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,535	$795,612,599	$(781,945,347)	$—	$13,678,787	$35,551	$13,678,787

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

See accompanying Notes to Financial Statements.

240  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$480,466
Fannie Mae Pool	1,312,181
Fannie Mae Principal Strip	15,692
Fannie Mae REMICS	879,595
Federal Farm Credit Bank	818,055
Federal Home Loan Banks	1,465,612
Federal Home Loan Mortgage Corp	109,959
Federal National Mortgage Association	1,270,788
FHLMC Structured Pass Through Securities	520,196
Freddie Mac Non Gold Pool	1,259,578
Freddie Mac Reference REMIC	8,477
Freddie Mac REMICS	773,089
Freddie Mac Strips	227,977
Ginnie Mae I Pool	147,353
Ginnie Mae II Pool	816,812
Government National Mortgage Association	328,635
United States Treasury Inflation Indexed Bonds	45,171
United States Treasury Note/Bond	3,589,574
United States Treasury Strip Coupon	1,072,908
United States Treasury Strip Principal	157,882

Total market value of collateral securities	$15,300,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$3,461,196

Total market value of collateral securities	$3,461,196

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$1,920,641
Freddie Mac REMICS	8,279,377

Total market value of collateral securities	$10,200,018

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$647,958
Federal Home Loan Mortgage Corp	377,260
Federal National Mortgage Association	419,886
Government National Mortgage Association	5,694,916

Total market value of collateral securities	$7,140,020

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  241

Portfolio of Investments (continued)  VP – Jennison Mid Cap Growth Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$4,566,830
Freddie Mac Gold Pool	5,633,170

Total market value of collateral securities	$10,200,000

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$12,982,649
Fannie Mae REMICS	2,927,301
Freddie Mac Gold Pool	1,110,461
Freddie Mac REMICS	3,863,681
Ginnie Mae I Pool	988,959
Government National Mortgage Association	3,626,949

Total market value of collateral securities	$25,500,000

See accompanying Notes to Financial Statements.

242  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  243

Portfolio of Investments (continued)  VP – Jennison Mid Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$125,375,759	$—	$—	$125,375,759
Consumer Staples	61,125,267	—	—	61,125,267
Energy	58,191,393	—	—	58,191,393
Financials	44,247,838	—	—	44,247,838
Health Care	125,889,989	—	—	125,889,989
Industrials	133,584,636	—	—	133,584,636
Information Technology	176,340,640	—	—	176,340,640
Materials	49,832,699	—	—	49,832,699
Telecommunication Services	52,784,277	—	—	52,784,277

Total Equity Securities	827,372,498	—	—	827,372,498

Other
Affiliated Money Market Fund(c)	13,678,787	—	—	13,678,787
Investments of Cash Collateral Received for Securities on Loan	—	159,376,990	—	159,376,990

Total Other	13,678,787	159,376,990	—	173,055,777

Total	$841,051,285	$159,376,990	$—	$1,000,428,275

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

244  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – MFS Value Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.4%)

CONSUMER DISCRETIONARY (6.1%)

Auto Components (0.4%)
Johnson Controls, Inc. (a)	154,235	$5,891,777

Automobiles (0.2%)
General Motors Co. (b)	80,950	2,983,817

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	59,009	4,529,531

Household Durables (0.9%)
Pulte Group, Inc. (a)(b)	540,514	4,064,665
Stanley Black & Decker, Inc.	154,473	10,329,610

Total		14,394,275

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	136,371	6,433,983

Media (2.4%)
Omnicom Group, Inc. (a)	345,705	15,833,289
Walt Disney Co. (The)	539,698	20,244,072

Total		36,077,361

Multiline Retail (0.8%)
Kohl’s Corp. (a)(b)	110,170	5,986,638
Target Corp.	102,800	6,181,364

Total		12,168,002

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	81,722	5,405,910
Staples, Inc. (a)	231,505	5,271,369

Total		10,677,279

TOTAL CONSUMER DISCRETIONARY		93,156,025

CONSUMER STAPLES (12.3%)

Beverages (2.4%)
Diageo PLC	1,116,287	20,626,435
PepsiCo, Inc.	250,910	16,391,950

Total		37,018,385

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	265,118	9,218,153
Walgreen Co.	164,400	6,405,024

Total		15,623,177

Food Products (4.1%)
General Mills, Inc.	629,670	22,409,955
JM Smucker Co. (The)	120,037	7,880,429
Kellogg Co.	227,549	11,623,203
Nestlé SA	363,290	21,321,629

Total		63,235,216

Household Products (0.7%)
Procter & Gamble Co. (The)	153,751	9,890,802

Personal Products (0.2%)
Avon Products, Inc.	128,200	3,725,492

Tobacco (3.9%)
Altria Group, Inc.	176,094	4,335,435
Philip Morris International, Inc.	856,691	50,142,124
Reynolds American, Inc.	161,000	5,251,820

Total		59,729,379

TOTAL CONSUMER STAPLES		189,222,451

ENERGY (10.6%)

Energy Equipment & Services (1.7%)
National Oilwell Varco, Inc.	118,901	7,996,092
Noble Corp. (a)	163,354	5,843,173
Transocean Ltd. (a)(b)	168,500	11,712,435

Total		25,551,700

Oil, Gas & Consumable Fuels (8.9%)
Apache Corp.	197,525	23,550,906
Chevron Corp.	399,396	36,444,885
EOG Resources, Inc. (a)	119,921	10,961,979
Exxon Mobil Corp.	345,065	25,231,153
Hess Corp.	243,625	18,647,057
Occidental Petroleum Corp.	134,105	13,155,700
Total SA, ADR	163,174	8,726,546

Total		136,718,226

TOTAL ENERGY		162,269,926

FINANCIALS (22.7%)

Capital Markets (7.3%)
Bank of New York Mellon Corp. (The)	1,409,786	42,575,537
BlackRock, Inc. (a)	16,151	3,078,058
Goldman Sachs Group, Inc. (The)	288,941	48,588,318
State Street Corp.	383,076	17,751,742

Total		111,993,655

Commercial Banks (3.0%)
PNC Financial Services Group, Inc. (a)	211,073	12,816,353
Wells Fargo & Co.	1,062,672	32,932,205

Total		45,748,558

Diversified Financial Services (4.5%)
Bank of America Corp.	1,977,372	26,378,143
JPMorgan Chase & Co.	1,012,513	42,950,801

Total		69,328,944

Insurance (7.9%)
ACE Ltd.	136,317	8,485,733
Allstate Corp. (The)	298,324	9,510,569
AON Corp.	385,415	17,732,944
Chubb Corp. (a)	179,619	10,712,477
MetLife, Inc.	891,710	39,627,593
Prudential Financial, Inc.	355,066	20,845,925
Travelers Companies, Inc. (The)	269,548	15,016,519

Total		121,931,760

TOTAL FINANCIALS		349,002,917

HEALTH CARE (12.2%)

Health Care Equipment & Supplies (3.3%)
Becton Dickinson and Co. (a)	168,983	14,282,443
Medtronic, Inc.	565,855	20,987,562
St. Jude Medical, Inc. (a)(b)	377,528	16,139,322

Total		51,409,327

Health Care Providers & Services (0.4%)
Quest Diagnostics, Inc.	117,400	6,336,078

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific, Inc. (b)	134,142	7,426,101

Pharmaceuticals (8.0%)
Abbott Laboratories	562,408	26,944,967
GlaxoSmithKline PLC	323,743	6,259,679
Johnson & Johnson	665,519	41,162,350
Merck & Co., Inc.	172,523	6,217,729
Pfizer, Inc.	1,957,153	34,269,749
Roche Holding AG	50,080	7,354,742

Total		122,209,216

TOTAL HEALTH CARE		187,380,722

INDUSTRIALS (13.2%)

Aerospace & Defense (9.0%)
Honeywell International, Inc.	431,085	22,916,478
Lockheed Martin Corp. (a)	820,201	57,340,252
Northrop Grumman Corp. (a)	356,600	23,100,548
United Technologies Corp.	446,676	35,162,335

Total		138,519,613

Construction & Engineering (0.2%)
Fluor Corp. (a)	47,550	3,150,663

Industrial Conglomerates (1.3%)
3M Co. (a)	223,085	19,252,236

Machinery (1.6%)
Danaher Corp. (a)	250,848	11,832,500
Eaton Corp. (a)	124,369	12,624,697

Total		24,457,197

Professional Services (0.6%)
Dun & Bradstreet Corp. (a)	114,008	9,358,917

Road & Rail (0.5%)
Canadian National Railway Co.	115,266	7,661,731

TOTAL INDUSTRIALS		202,400,357

INFORMATION TECHNOLOGY (10.7%)

Communications Equipment (0.9%)
Cisco Systems, Inc. (b)	659,536	13,342,413

Computers & Peripherals (0.5%)
Hewlett-Packard Co.	190,707	8,028,765

IT Services (5.9%)
Accenture PLC, Class A	754,754	36,598,021
IBM Corp.	215,852	31,678,440
Mastercard, Inc., Class A (a)	55,427	12,421,745
Western Union Co. (The)	487,434	9,051,649

Total		89,749,855

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	1,021,435	21,480,778

Software (2.0%)
Oracle Corp.	1,000,427	31,313,365

TOTAL INFORMATION TECHNOLOGY		163,915,176

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  245

Portfolio of Investments (continued)  VP – MFS Value Fund

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (3.5%)

Chemicals (3.5%)
Air Products & Chemicals, Inc.	185,145	$16,838,938
PPG Industries, Inc. (a)	212,872	17,896,149
Sherwin-Williams Co. (The) (a)	220,720	18,485,300

Total		53,220,387

TOTAL MATERIALS		53,220,387

TELECOMMUNICATION SERVICES (4.2%)

Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,517,025	44,570,194

Wireless Telecommunication Services (1.3%)
Vodafone Group PLC	8,036,519	20,776,982

TOTAL TELECOMMUNICATION SERVICES		65,347,176

UTILITIES (2.9%)

Electric Utilities (0.7%)
Entergy Corp.	70,535	4,995,994
PPL Corp. (a)	192,846	5,075,707

Total		10,071,701

Multi-Utilities (2.2%)
Dominion Resources, Inc.	171,025	7,306,188
PG&E Corp.	348,463	16,670,470
Public Service Enterprise Group, Inc. (a)	311,218	9,899,844

Total		33,876,502

TOTAL UTILITIES		43,948,203

Total Common Stocks
(Cost: $1,342,724,684)		$1,509,863,340

Convertible Preferred Stocks (0.3%)

Energy (0.1%)

Oil, Gas & Consumable Fuels (0.1%)
Apache Corp., 6.000% (a)	39,130	$2,597,254

TOTAL ENERGY		2,597,254

Utilities (0.2%)

Electric Utilities (0.2%)
PPL Corp., 9.500%	48,000	2,634,192

TOTAL UTILITIES		2,634,192

Total Convertible Preferred Stocks
(Cost: $4,473,125)		$5,231,446

	Shares	Value

Money Market Fund (1.2%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	18,185,654	$18,185,654

Total Money Market Fund
(Cost: $18,185,654)		$18,185,654

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (6.9%)

Asset-Backed Commercial Paper (0.7%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Rheingold Securitization
02/16/11	0.521%	4,993,356	4,993,356

Total			9,992,806

Certificates of Deposit (3.6%)
Barclays Bank PLC
02/23/11	0.425%	6,000,000	6,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	4,000,000	4,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	5,000,000	5,000,000
KBC Bank NV
01/20/11	0.450%	6,000,000	6,000,000
La Banque Postale
02/17/11	0.365%	2,000,000	2,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	5,000,022	5,000,022
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	5,000,000	5,000,000
Norinchukin Bank
02/08/11	0.330%	2,000,000	2,000,000
02/14/11	0.330%	5,000,000	5,000,000
Societe Generale
02/17/11	0.310%	4,996,042	4,996,042
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	5,000,000	5,000,000

Total			54,996,064

Commercial Paper (0.4%)
Macquarie Bank Ltd.
02/09/11	0.375%	5,994,688	5,994,688

Repurchase Agreements (2.2%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $10,002,583 (e)
	0.300%	10,000,000	10,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $1,406,053 (e)
	0.170%	1,406,033	1,406,033
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $20,000,833 (e)
	0.500%	20,000,000	20,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $3,000,113 (e)
	0.450%	3,000,000	3,000,000

Total			34,406,033

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $105,389,591)			$105,389,591

Total Investments
(Cost: $1,470,773,054)			$1,638,670,031
Other Assets & Liabilities, Net			(104,117,597)

Net Assets			$1,534,552,434

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$11,536	$1,131,191,512	$(1,113,017,394)	$—	$18,185,654	$59,239	$18,185,654

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

246  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$50,397
Archer Daniels	518,468
ASB Finance Ltd	614,243
Banco Bilbao Vizcaya	1,658,123
Banco Bilbao Vizcaya Argentaria/New York NY	24,519
BP Capital Markets	308,146
BPCE	221,541
Central American Bank	1,920
Commonwealth Bank of Australia	311,935
Credit Agricole NA	512
Danske Corp	767,411
Electricite De France	1,270,764
European Investment Bank	1,709,846
Gdz Suez	263,954
Golden Funding Corp	18,171
Ing (US) Funding LLC	80
Natexis Banques	197,337
Nationwide Building	1,230,262
Natixis NY	96,000
Natixis US Finance Co.	1,600
Prudential PLC	371,140
Silver Tower US Fund	4,800
Skandin Ens Banken	48,037
Societe Gen No Amer	799,593
Societe Generale NY	10,400
UBS Ag Stamford	801

Total market value of collateral securities	$10,500,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$1,434,154

Total market value of collateral securities	$1,434,154

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$9,133,659
Freddie Mac Gold Pool	11,266,341

Total market value of collateral securities	$20,400,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  247

Portfolio of Investments (continued)  VP – MFS Value Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$1,557,918
Fannie Mae REMICS	351,276
Freddie Mac Gold Pool	133,255
Freddie Mac REMICS	463,642
Ginnie Mae I Pool	118,675
Government National Mortgage Association	435,234

Total market value of collateral securities	$3,060,000

Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

248  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  249

Portfolio of Investments (continued)  VP – MFS Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$93,156,025	$—	$—	$93,156,025
Consumer Staples	147,274,387	41,948,064	—	189,222,451
Energy	162,269,926	—	—	162,269,926
Financials	349,002,917	—	—	349,002,917
Health Care	173,766,302	13,614,420	—	187,380,722
Industrials	202,400,357	—	—	202,400,357
Information Technology	163,915,176	—	—	163,915,176
Materials	53,220,387	—	—	53,220,387
Telecommunication Services	44,570,194	20,776,982	—	65,347,176
Utilities	43,948,203	—	—	43,948,203
Convertible Preferred Stocks
Energy	—	2,597,254	—	2,597,254
Utilities	—	2,634,192	—	2,634,192

Total Equity Securities	1,433,523,874	81,570,912	—	1,515,094,786

Other
Affiliated Money Market Fund(c)	18,185,654	—	—	18,185,654
Investments of Cash Collateral Received for Securities on Loan	—	105,389,591	—	105,389,591

Total Other	18,185,654	105,389,591	—	123,575,245

Total	$1,451,709,528	$186,960,503	$—	$1,638,670,031

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

250  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Marsico Growth Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (97.9%)

CONSUMER DISCRETIONARY (25.7%)

Automobiles (1.2%)
Ford Motor Co. (a)(b)	1,154,232	$19,379,555

Hotels, Restaurants & Leisure (9.4%)
McDonald’s Corp.	818,180	62,803,497
Starbucks Corp.	145,150	4,663,669
Starwood Hotels & Resorts Worldwide, Inc. (a)	787,583	47,869,295
Wynn Resorts Ltd. (a)	117,596	12,211,169
Yum! Brands, Inc.	451,383	22,140,336

Total		149,687,966

Internet & Catalog Retail (6.8%)
Amazon.com, Inc. (b)	382,448	68,840,640
priceline.com, Inc. (a)(b)	97,241	38,852,641

Total		107,693,281

Multiline Retail (1.2%)
Nordstrom, Inc. (a)	472,020	20,004,208

Specialty Retail (3.7%)
Tiffany & Co. (a)	456,341	28,416,354
TJX Companies, Inc. (a)	697,214	30,949,329

Total		59,365,683

Textiles, Apparel & Luxury Goods (3.4%)
Nike, Inc., Class B	628,330	53,671,949

TOTAL CONSUMER DISCRETIONARY		409,802,642

CONSUMER STAPLES (2.0%)

Food Products (0.9%)
Mead Johnson Nutrition Co.	220,329	13,715,480

Personal Products (1.1%)
Estee Lauder Companies, Inc. (The), Class A (a)	219,934	17,748,674

TOTAL CONSUMER STAPLES		31,464,154

ENERGY (5.7%)

Energy Equipment & Services (0.8%)
Halliburton Co.	316,478	12,921,797

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	633,939	48,280,794
EOG Resources, Inc. (a)	318,160	29,083,006

Total		77,363,800

TOTAL ENERGY		90,285,597

FINANCIALS (14.1%)

Capital Markets (2.9%)
Goldman Sachs Group, Inc. (The)	276,200	46,445,792

Commercial Banks (8.6%)
PNC Financial Services Group, Inc.	676,105	41,053,096
U.S. Bancorp	2,163,353	58,345,630
Wells Fargo & Co.	1,219,891	37,804,422

Total		137,203,148

Diversified Financial Services (2.6%)
Citigroup, Inc. (b)	8,541,463	40,401,120

TOTAL FINANCIALS		224,050,060

INDUSTRIALS (12.8%)

Aerospace & Defense (2.8%)
General Dynamics Corp.	292,524	20,757,503
Precision Castparts Corp. (a)	176,464	24,565,554

Total		45,323,057

Air Freight & Logistics (1.3%)
FedEx Corp. (a)	228,805	21,281,153

Machinery (4.3%)
Cummins, Inc. (a)	194,512	21,398,265
Danaher Corp. (a)	606,346	28,601,341
Eaton Corp.	175,654	17,830,638

Total		67,830,244

Road & Rail (4.4%)
Union Pacific Corp.	748,640	69,368,982

TOTAL INDUSTRIALS		203,803,436

INFORMATION TECHNOLOGY (16.9%)

Communications Equipment (0.5%)
F5 Networks, Inc. (b)	58,613	7,629,068

Computers & Peripherals (5.4%)
Apple, Inc. (b)	268,497	86,606,392

Internet Software & Services (2.9%)
Baidu, Inc., ADR (b)	480,296	46,362,973

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp., Class A (a)	885,015	38,542,403

Software (5.7%)
Oracle Corp.	1,856,132	58,096,932
Salesforce.com, Inc. (a)(b)	241,855	31,924,860

Total		90,021,792

TOTAL INFORMATION TECHNOLOGY		269,162,628

MATERIALS (19.5%)

Chemicals (14.5%)
Dow Chemical Co. (The) (a)	2,176,512	74,306,120
Monsanto Co.	914,973	63,718,720
PPG Industries, Inc.	475,579	39,981,926
Praxair, Inc. (a)	554,330	52,921,885

Total		230,928,651

Metals & Mining (5.0%)
BHP Billiton PLC, ADR (a)	694,276	55,889,218
Freeport-McMoRan Copper & Gold, Inc. (a)	190,278	22,850,485

Total		78,739,703

TOTAL MATERIALS		309,668,354

TELECOMMUNICATION SERVICES (1.2%)

Wireless Telecommunication Services (1.2%)
American Tower Corp., Class A (b)	369,119	19,061,305

TOTAL TELECOMMUNICATION SERVICES		19,061,305

Total Common Stocks
(Cost: $1,286,809,033)		$1,557,298,176

Preferred Stocks (0.4%)

FINANCIALS (0.4%)

Commercial Banks (0.4%)
Wells Fargo & Co. 8.000%	237,875	$6,467,821

TOTAL FINANCIALS		6,467,821

Total Preferred Stocks
(Cost: $6,463,064)		$6,467,821

	Shares	Value

Money Market Fund (1.7%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	26,447,583	$26,447,583

Total Money Market Fund
(Cost: $26,447,583)		$26,447,583

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (19.3%)

Asset-Backed Commercial Paper (1.4%)
Antalis US Funding Corp.
01/10/11	0.360%	$4,999,450	$4,999,450
Belmont Funding LLC
01/18/11	0.500%	1,999,389	1,999,389
Rheingold Securitization
01/25/11	0.551%	9,985,944	9,985,944
Royal Park Investments Funding Corp.
03/25/11	0.501%	4,993,542	4,993,542

Total			21,978,325

Certificates of Deposit (10.1%)
Barclays Bank PLC
02/23/11	0.425%	7,000,000	7,000,000
Clydesdale Bank PLC
01/21/11	0.370%	5,000,000	5,000,000
Credit Industrial et Commercial
02/22/11	0.395%	13,000,000	13,000,000
DZ Bank AG
01/18/11	0.345%	1,998,812	1,998,812
02/10/11	0.400%	9,000,000	9,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	5,000,000	5,000,000
02/09/11	0.300%	5,000,000	5,000,000
02/17/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  251

Portfolio of Investments (continued)  VP – Marsico Growth Fund

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
KBC Bank NV
01/24/11	0.450%	$10,000,000	$10,000,000
La Banque Postale
02/17/11	0.365%	10,000,000	10,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	12,000,053	12,000,053
Mitsubishi UFJ Trust and Banking Corp.
01/06/11	0.330%	10,000,000	10,000,000
02/22/11	0.320%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	5,000,000	5,000,000
Natixis
03/07/11	0.440%	12,000,000	12,000,000
Norinchukin Bank
01/25/11	0.330%	2,000,000	2,000,000
02/08/11	0.330%	3,000,000	3,000,000
Societe Generale
02/17/11	0.310%	9,992,084	9,992,084
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	9,000,000	9,000,000
Sumitomo Trust & Banking Co., Ltd.
02/04/11	0.400%	5,000,000	5,000,000
02/18/11	0.345%	3,500,300	3,500,300
United Overseas Bank Ltd.
01/18/11	0.330%	8,000,000	8,000,000

Total			160,491,249

Commercial Paper (1.6%)
Macquarie Bank Ltd.
02/09/11	0.375%	9,991,146	9,991,146
Suncorp Metway Ltd.
01/10/11	0.400%	14,994,500	14,994,500

Total			24,985,646

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	4,000,000	4,000,000

Repurchase Agreements (6.0%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $15,003,875 (e)
	0.300%	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,000,167 (e)
	0.400%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $14,000,187 (e)
	0.160%	14,000,000	14,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $7,316,353 (e)
	0.170%	7,316,249	7,316,249
Natixis Financial Products, Inc. dated 12/31/10, matures 01/03/11, repurchase price $30,000,875 (e)
	0.350%	30,000,000	30,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $15,000,563 (e)
	0.450%	15,000,000	15,000,000
RBS Securities, Inc. (e) dated 08/18/10, matures 02/04/11, repurchase price $5,001,458
	0.300%	5,000,000	5,000,000
dated 12/31/10, matures 01/03/11 repurchase price $5,000,125
	0.300%	5,000,000	5,000,000

Total			96,316,249

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $307,771,469)			$307,771,469

Total Investments
(Cost: $1,627,491,149)			$1,897,985,049
Other Assets & Liabilities, Net			(307,121,672)

Net Assets			$1,590,863,377

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$12,500	$1,620,422,063	$(1,593,986,980)	$—	$26,447,583	$112,197	$26,447,583

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219
BPCE	332,312
Central American Bank	2,880

See accompanying Notes to Financial Statements.

252  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value
Commonwealth Bank of Australia	$467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,599
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald &Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  253

Portfolio of Investments (continued)  VP – Marsico Growth Fund

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$69,550
Fannie Mae REMICS	4,703,976
Fannie Mae Whole Loan	119,666
Fannie Mae-Aces	9,138
Freddie Mac Reference REMIC	325,951
Freddie Mac REMICS	7,186,564
Government National Mortgage Association	1,865,155

Total market value of collateral securities	$14,280,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$7,462,574

Total market value of collateral securities	$7,462,574

Natixis Financial Products, Inc. (0.350%)
Security description	Value
Fannie Mae Interest Strip	$1,376,698
Fannie Mae Pool	543,486
Fannie Mae REMICS	10,552,151
Freddie Mac Gold Pool	110,685
Freddie Mac Non Gold Pool	142,383
Freddie Mac REMICS	12,299,933
Freddie Mac Strips	1,024,605
Government National Mortgage Association	127,010
United States Treasury Note/Bond	4,423,941

Total market value of collateral securities	$30,600,892

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$7,789,589
Fannie Mae REMICS	1,756,381
Freddie Mac Gold Pool	666,276
Freddie Mac REMICS	2,318,208
Ginnie Mae I Pool	593,376
Government National Mortgage Association	2,176,170

Total market value of collateral securities	$15,300,000

RBS Securities, Inc. (0.300%)
Security description	Value
Fannie Mae REMICS	$2,628,277
Fannie Mae Whole Loan	6,471
Freddie Mac REMICS	2,465,322

Total market value of collateral securities	$5,100,070

See accompanying Notes to Financial Statements.

254  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

RBS Securities (0.300%)
Security description	Value
Amortizing Residential Collateral Trust	$183,265
Capital One Multi-Asset Execution Trust	670,493
Chase Issuance Trust	179,724
Citibank Credit Card Issuance Trust	419,853
Citibank Omni Master Trust	405,725
Discover Card Master Trust I	244,842
First Franklin Mortgage Loan Asset Backed Certificates	148,159
First National Master Note Trust	220,728
Ford Credit Auto Owner Trust	38,229
Freddie Mac Gold Pool	410,475
GS Mortgage Securities Corp II	166,790
HSBC Home Equity Loan Trust	469,502
Merrill Lynch/Countrywide Commercial Mortgage Trust	509,285
Nelnet Student Loan Trust	210,445
SLC Student Loan Trust	337,036
SLM Student Loan Trust	512,250
Structured Asset Investment Loan Trust	37,788
Wells Fargo Home Equity Trust	73,366

Total market value of collateral securities	$5,237,955

Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  255

Portfolio of Investments (continued)  VP – Marsico Growth Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

256  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$409,802,642	$—	$—	$409,802,642
Consumer Staples	31,464,154	—	—	31,464,154
Energy	90,285,597	—	—	90,285,597
Financials	224,050,060	—	—	224,050,060
Industrials	203,803,436	—	—	203,803,436
Information Technology	269,162,628	—	—	269,162,628
Materials	309,668,354	—	—	309,668,354
Telecommunication Services	19,061,305	—	—	19,061,305
Preferred Stocks
Financials	6,467,821	—	—	6,467,821

Total Equity Securities	1,563,765,997	—	—	1,563,765,997

Other
Affiliated Money Market Fund(c)	26,447,583	—	—	26,447,583
Investments of Cash Collateral Received for Securities on Loan	—	307,771,469	—	307,771,469

Total Other	26,447,583	307,771,469	—	334,219,052

Total	$1,590,213,580	$307,771,469	$—	$1,897,985,049

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  257

Portfolio of Investments
VP – Mondrian International Small Cap Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.0%)

AUSTRALIA (6.5%)
Commonwealth Property Office Fund (a)	9,647,677	$8,181,336
David Jones Ltd. (a)	932,946	4,251,231
Transfield Services Ltd. (a)	2,104,421	7,224,291

Total		19,656,858

CANADA (3.6%)
Morguard Real Estate Investment Trust	140,700	2,075,092
Northern Property Real Estate Investment Trust	105,800	3,067,712
Pason Systems, Inc. (a)	413,650	5,789,607

Total		10,932,411

FRANCE (10.1%)
Boiron SA	54,565	2,079,591
Euler Hermes SA (b)	22,378	2,134,429
Fimalac (a)	30,632	1,311,183
IPSOS	88,410	4,197,984
Mersen	109,625	5,026,552
Neopost SA (a)	82,465	7,187,597
Nexans SA (a)	89,298	7,026,329
Rubis	12,360	1,439,966

Total		30,403,631

GERMANY (11.5%)
Bilfinger Berger SE	73,746	6,163,839
ElringKlinger AG	74,937	2,583,147
Fielmann AG (a)	32,334	3,074,962
GFK SE	67,555	3,339,952
MTU Aero Engines Holding AG	48,088	3,212,071
QIAGEN NV (a)(b)	185,766	3,633,097
Rational AG (a)	12,426	2,747,472
Symrise AG	251,413	6,874,530
Wincor Nixdorf AG	37,602	3,064,583

Total		34,693,653

HONG KONG (5.0%)
AMVIG Holdings Ltd.	5,180,000	4,352,213
Arts Optical International Holdings	2,064,000	982,604
ASM Pacific Technology Ltd. (a)	440,700	5,571,124
Fong’s Industries Co., Ltd.	2,452,000	1,549,063
Pacific Basin Shipping Ltd.	3,773,000	2,509,832

Total		14,964,836

IRELAND (0.7%)
Glanbia PLC	448,467	2,206,799

JAPAN (12.6%)
Ariake Japan Co., Ltd. (a)	176,700	2,987,708
FCC Co., Ltd.	279,600	6,496,323
Hogy Medical Co., Ltd.	105,000	5,104,920
Horiba Ltd. (a)	166,400	4,704,796
Miraca Holdings, Inc.	105,600	4,240,621
Miura Co., Ltd. (a)	72,000	1,918,510
Nifco, Inc. (a)	233,200	6,302,669
Shimano, Inc. (a)	27,900	1,414,895
Taiyo Manufacturing Co., Ltd.	70,700	2,260,445
Ushio, Inc. (a)	141,100	2,680,197

Total		38,111,084

NETHERLANDS (5.6%)
Fugro NV-CVA	75,556	6,211,701
Koninklijke Boskalis Westminster NV	170,181	8,121,678
SBM Offshore NV	117,908	2,642,489

Total		16,975,868

NEW ZEALAND (3.4%)
Auckland International Airport Ltd.	1,332,155	2,260,839
Fisher & Paykel Healthcare Corp., Ltd.	1,937,310	4,690,487
Sky City Entertainment Group Ltd.	1,309,036	3,301,833

Total		10,253,159

NORWAY (0.7%)
Farstad Shipping ASA	70,806	2,128,717

SINGAPORE (11.0%)
Ascendas Real Estate Investment Trust	2,625,000	4,240,148
CapitaMall Trust	4,882,000	7,428,716
Hyflux Ltd. (a)	2,334,500	4,226,329
SATS Ltd.	1,971,000	4,429,559
SIA Engineering Co., Ltd.	1,812,000	5,981,085
SMRT Corp., Ltd.	1,324,864	2,098,692
StarHub Ltd.	2,356,000	4,835,178

Total		33,239,707

SPAIN (0.9%)
Prosegur Cia de Seguridad SA	47,177	2,661,638

SWEDEN (1.0%)
AF AB, Series B (a)	146,697	3,052,142

UNITED KINGDOM (25.4%)
Bodycote PLC	533,865	2,335,872
Cobham PLC	326,578	1,036,290
Croda International PLC	303,484	7,647,282
De La Rue PLC (a)	374,041	4,779,672
Diploma PLC	629,743	2,724,936
Greene King PLC	211,738	1,582,803
Halma PLC	579,042	3,241,414
Interserve PLC	745,594	2,685,619
Laird PLC	1,291,187	3,491,147
Rexam PLC	1,539,195	7,985,027
Rotork PLC	306,645	8,740,616
Serco Group PLC	281,690	2,439,975
Spectris PLC	250,903	5,129,069
Spirax-Sarco Engineering PLC	48,910	1,474,973
TT electronics PLC	826,469	2,216,588
Ultra Electronics Holdings PLC	165,504	4,376,877
Victrex PLC	170,262	3,937,212
Weir Group PLC (The)	388,744	10,789,807

Total		76,615,179

Total Common Stocks
(Cost: $235,228,369)		$295,895,682

	Shares	Value

Money Market Fund (2.1%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	6,249,441	$6,249,441

Total Money Market Fund
(Cost: $6,249,441)		$6,249,441

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (8.3%)

Certificates of Deposit (1.0%)
Credit Industrial et Commercial
02/22/11	0.395%	$1,000,000	$1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	1,000,000	1,000,000
KBC Bank NV
01/20/11	0.450%	1,000,000	1,000,000

Total			3,000,000

Repurchase Agreements (7.3%)
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $10,000,333 (e)
	0.400%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $7,000,093 (e)
	0.160%	7,000,000	7,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $8,177,480 (e)
	0.170%	5,038,027	5,038,027

Total			22,038,027

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $25,038,027)			$25,038,027

Total Investments
(Cost: $266,515,837)			$327,183,150
Other Assets & Liabilities, Net			(25,287,984)

Net Assets			$301,895,166

See accompanying Notes to Financial Statements.

258  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2010:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	2.9%	$8,625,238
Auto Components	5.1	15,382,139
Chemicals	6.9	20,719,470
Commercial Services & Supplies	5.7	17,105,577
Computers & Peripherals	1.0	3,064,582
Construction & Engineering	5.6	16,971,135
Containers & Packaging	4.1	12,337,240
Diversified Financial Services	0.4	1,311,183
Electrical Equipment	4.9	14,733,078
Electronic Equipment, Instruments & Components	7.1	21,507,949
Energy Equipment & Services	5.6	16,772,515
Food Products	1.7	5,194,507
Gas Utilities	0.5	1,439,966
Health Care Equipment & Supplies	3.2	9,795,407
Health Care Providers & Services	1.4	4,240,621
Hotels, Restaurants & Leisure	1.6	4,884,635
Insurance	0.7	2,134,429
Leisure Equipment & Products	0.5	1,414,895
Life Sciences Tools & Services	1.2	3,633,097
Machinery	9.8	29,556,313
Marine	0.8	2,509,831
Media	2.5	7,537,937
Multiline Retail	1.4	4,251,231
Office Electronics	2.4	7,187,597
Pharmaceuticals	0.7	2,079,591
Professional Services	1.0	3,052,142
Real Estate Investment Trusts (REITs)	8.3	24,993,004
Road & Rail	0.7	2,098,692
Semiconductors & Semiconductor Equipment	1.8	5,571,124
Specialty Retail	1.0	3,074,962
Textiles, Apparel & Luxury Goods	0.3	982,604
Transportation Infrastructure	4.2	12,671,483
Water Utilities	1.4	4,226,329
Wireless Telecommunication Services	1.6	4,835,179
Other(1)	10.4	31,287,468

Total		$327,183,150

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Jackson Partners & Associates Inc.	January 4, 2011	100,686		129,893		$674	$—
		(USD	)	(SGD	)

Jackson Partners & Associates Inc.	January 5, 2011	43,715		58,487		48	—
		(EUR	)	(USD	)

Jackson Partners & Associates Inc.	January 6, 2011	474,209		38,718,463		2,846	—
		(USD	)	(JPY	)

Total						$3,568	$—

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  259

Portfolio of Investments (continued)  VP – Mondrian International Small Cap Fund

Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(d)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	lain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,535	$232,630,007	$(226,392,101)	$—	$6,249,441	$18,791	$6,249,441

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$320,311
Fannie Mae Pool	874,788
Fannie Mae Principal Strip	10,461
Fannie Mae REMICS	586,397
Federal Farm Credit Bank	545,370
Federal Home Loan Banks	977,074
Federal Home Loan Mortgage Corp	73,306
Federal National Mortgage Association	847,192
FHLMC Structured Pass Through Securities	346,798
Freddie Mac Non Gold Pool	839,719
Freddie Mac Reference REMIC	5,651
Freddie Mac REMICS	515,393
Freddie Mac Strips	151,984
Ginnie Mae I Pool	98,236
Ginnie Mae II Pool	544,541
Government National Mortgage Association	219,090
United States Treasury Inflation Indexed Bonds	30,114
United States Treasury Note/Bond	2,393,049
United States Treasury Strip Coupon	715,272
United States Treasury Strip Principal	105,254

Total market value of collateral securities	$10,200,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$34,775
Fannie Mae REMICS	2,351,988
Fannie Mae Whole Loan	59,832
Fannie Mae-Aces	4,569
Freddie Mac Reference REMIC	162,976
Freddie Mac REMICS	3,593,282
Government National Mortgage Association	932,578

Total market value of collateral securities	$7,140,000

See accompanying Notes to Financial Statements.

260  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$5,138,787

Total market value of collateral securities	$5,138,787

Abbreviation Legend

EUR	European Monetary Unit
JPY	Japanese Yen
SGD	Singapore Dollar

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  261

Portfolio of Investments (continued)  VP – Mondrian International Small Cap Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

262  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$37,528,404	$—	$37,528,404
Consumer Staples	—	5,194,507	—	5,194,507
Energy	5,789,607	10,982,908	—	16,772,515
Financials	5,142,804	23,295,811	—	28,438,615
Health Care	—	19,748,716	—	19,748,716
Industrials	—	107,323,489	—	107,323,489
Information Technology	—	37,331,253	—	37,331,253
Materials	—	33,056,710	—	33,056,710
Telecommunication Services	—	4,835,178	—	4,835,178
Utilities	—	5,666,295	—	5,666,295

Total Equity Securities	10,932,411	284,963,271	—	295,895,682

Other
Affiliated Money Market Fund(c)	6,249,441	—	—	6,249,441
Investments of Cash Collateral Received for Securities on Loan	—	25,038,027	—	25,038,027

Total Other	6,249,441	25,038,027	—	31,287,468

Investments in Securities	17,181,852	310,001,298	—	327,183,150
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	3,568	—	3,568

Total	$17,181,852	$310,004,866	$—	$327,186,718

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  263

Portfolio of Investments
VP – Morgan Stanley Global Real Estate Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (96.9%)

AUSTRALIA (8.1%)
CFS Retail Property Trust	1,275,138	$2,292,943
Commonwealth Property Office Fund (a)	1,241,173	1,052,528
Dexus Property Group	401,519	326,134
GPT Group (a)	964,083	2,895,910
Mirvac Group	1,039,840	1,301,446
Stockland	1,277,795	4,699,883
Westfield Group	1,337,873	13,094,947
Westfield Retail Trust (b)	1,657,055	4,351,043

Total		30,014,834

AUSTRIA (—%)
Conwert Immobilien Invest SE	10,554	151,648

BELGIUM (0.1%)
Befimmo SCA Sicafi	5,409	443,245

BRAZIL (0.5%)
BR Malls Participacoes SA	67,900	699,031
BR Properties SA	87,400	955,559

Total		1,654,590

CANADA (1.2%)
Boardwalk Real Estate Investment Trust	29,600	1,224,183
Extendicare Real Estate Investment Trust	29,730	273,633
RioCan Real Estate Investment Trust	141,160	3,113,615

Total		4,611,431

CHINA (0.9%)
Guangzhou R&F Properties Co., Ltd., Series H (a)	2,018,400	2,887,881
Shimao Property Holdings Ltd. (a)	344,000	519,629

Total		3,407,510

FINLAND (0.2%)
Citycon OYJ	127,297	524,171
Sponda OYJ (a)	29,901	155,304

Total		679,475

FRANCE (4.3%)
Fonciere Des Regions	8,736	845,508
Gecina SA	4,822	530,575
ICADE	19,267	1,966,480
Klepierre	62,209	2,244,931
Mercialys SA	14,885	559,141
Societe de la Tour Eiffel	3,154	244,417
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,766	590,418
Unibail-Rodamco SE	44,186	8,742,042

Total		15,723,512

GERMANY (0.4%)
Alstria Office REIT-AG	58,880	801,276
Deutsche Euroshop AG	19,606	745,297

Total		1,546,573

HONG KONG (20.1%)
Agile Property Holdings Ltd. (a)	142,000	209,017
China Overseas Land & Investment Ltd. (a)	3,296,000	6,098,363
China Resources Land Ltd.	2,952,000	5,393,515
Hang Lung Properties Ltd.	1,123,000	5,252,323
Henderson Land Development Co., Ltd. (a)	614,837	4,192,790
Hongkong Land Holdings Ltd. (a)	1,707,000	12,324,540
Hysan Development Co., Ltd.	713,404	3,359,571
Kerry Properties Ltd.	1,003,000	5,226,647
Poly Hong Kong Investments Ltd.	427,000	417,550
Sino Land Co., Ltd.	381,840	714,353
Sun Hung Kai Properties Ltd.	1,438,000	23,886,490
Wharf Holdings Ltd.	949,000	7,301,879

Total		74,377,038

ITALY (0.4%)
Beni Stabili SpA	1,528,100	1,297,547

JAPAN (11.1%)
Japan Real Estate Investment Corp.	143	1,481,970
Mitsubishi Estate Co., Ltd.	787,000	14,550,090
Mitsui Fudosan Co., Ltd.	627,000	12,465,341
Nippon Building Fund, Inc.	186	1,906,892
NTT Urban Development Corp.	892	875,980
Sumitomo Realty & Development Co., Ltd.	406,000	9,662,160

Total		40,942,433

JERSEY (0.1%)
Atrium European Real Estate Ltd.	34,953	205,072

NETHERLANDS (1.2%)
Corio NV	35,894	2,303,909
Eurocommercial Properties NV	35,356	1,628,005
VastNed Retail NV	2,373	164,892
Wereldhave NV	4,382	427,975

Total		4,524,781

SINGAPORE (3.3%)
CapitaCommercial Trust (a)	574,000	671,869
CapitaLand Ltd.	1,826,000	5,286,352
CapitaMall Trust	249,000	378,892
CapitaMalls Asia Ltd. (a)	388,000	587,374
City Developments Ltd.	253,000	2,479,657
Keppel Land Ltd.	601,000	2,251,112
Suntec Real Estate Investment Trust	579,000	677,721

Total		12,332,977

SWEDEN (0.5%)
Atrium Ljungberg AB, Series B (a)	26,965	347,456
Castellum AB	16,322	222,672
Hufvudstaden AB, Series A	116,515	1,364,383

Total		1,934,511

SWITZERLAND (1.0%)
PSP Swiss Property AG (a)(b)	35,749	2,869,770
Swiss Prime Site AG (b)	10,030	749,671

Total		3,619,441

UNITED KINGDOM (7.3%)
Big Yellow Group PLC	230,751	1,260,775
British Land Co. PLC	475,825	3,891,551
Capital & Counties Properties PLC	95,250	223,825
Capital & Regional PLC (b)	958,326	481,918
Capital Shopping Centres Group PLC	227,703	1,482,720
Derwent London PLC	58,038	1,412,685
Development Securities PLC	123,771	434,242
Grainger PLC	717,058	1,181,841
Great Portland Estates PLC	125,670	707,014
Hammerson PLC	504,981	3,285,105
Land Securities Group PLC	434,552	4,567,006
LXB Retail Properties PLC (b)	548,130	844,016
Metric Property Investments PLC (b)	240,621	403,341
Minerva PLC (b)	344,305	425,473
Quintain Estates & Development PLC (b)	897,934	588,063
Safestore Holdings PLC	596,291	1,208,736
Segro PLC	429,384	1,917,559
Shaftesbury PLC	60,836	424,980
ST Modwen Properties PLC	361,954	931,252
Unite Group PLC (b)	438,767	1,327,974

Total		27,000,076

UNITED STATES (36.2%)
Acadia Realty Trust (a)	82,360	1,502,246
AMB Property Corp. (a)	124,550	3,949,480
American Campus Communities, Inc.	8,350	265,196
Assisted Living Concepts, Inc., Class A (a)(b)	42,545	1,383,989
AvalonBay Communities, Inc.	45,478	5,118,549
BioMed Realty Trust, Inc. (a)	13,398	249,873
Boston Properties, Inc. (a)	73,585	6,335,668
BRE Properties, Inc. (a)	4,103	178,481
Brookfield Properties Corp.	260,737	4,570,720
Camden Property Trust (a)	76,350	4,121,373
CommonWealth REIT (a)	22,901	584,205
Coresite Realty Corp.	45,050	614,482
Cousins Properties, Inc. (a)	247,407	2,063,372
DCT Industrial Trust, Inc. (a)	171,208	909,114
Digital Realty Trust, Inc. (a)	33,763	1,740,145
Douglas Emmett, Inc. (a)	52,928	878,605
Duke Realty Corp. (a)	39,888	497,004
Equity Lifestyle Properties, Inc. (a)	42,718	2,389,218
Equity Residential	239,193	12,426,076
Federal Realty Investment Trust (a)	24,711	1,925,728

See accompanying Notes to Financial Statements.

264  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (cont.)
Forest City Enterprises, Inc., Class A (a)(b)	311,913	$5,205,828
General Growth Properties, Inc. (a)	225,670	3,493,372
HCP, Inc.	154,835	5,696,380
Healthcare Realty Trust, Inc. (a)	102,838	2,177,080
Host Hotels & Resorts, Inc.	525,335	9,387,736
Hudson Pacific Properties, Inc.	34,930	525,696
Lexington Realty Trust (a)	15,843	125,952
Liberty Property Trust	40,141	1,281,301
Macerich Co. (The)	27,135	1,285,385
Mack-Cali Realty Corp. (a)	93,155	3,079,704
Nationwide Health Properties, Inc. (a)	9,680	352,158
Parkway Properties, Inc. (a)	1,810	31,711
Post Properties, Inc.	14,040	509,652
PS Business Parks, Inc. (a)	9,243	515,020
Public Storage	59,035	5,987,330
Regency Centers Corp. (a)	162,428	6,860,959
Retail Opportunity Investments Corp.	101,105	1,001,951
Senior Housing Properties Trust	80,405	1,764,086
Simon Property Group, Inc.	155,973	15,517,754
Sovran Self Storage, Inc. (a)	8,180	301,106
Starwood Hotels & Resorts Worldwide, Inc. (a)	102,393	6,223,447
Starwood Property Trust, Inc. (a)	73,680	1,582,646
Taubman Centers, Inc. (a)	16,115	813,485
Ventas, Inc.	23,748	1,246,295
Vornado Realty Trust (a)	84,938	7,077,884
Winthrop Realty Trust (a)	33,170	424,244

Total		134,171,686

Total Common Stocks
(Cost: $300,851,678)		$358,638,380

	Shares	Value

Mutual Fund (0.2%)

LUXEMBOURG
ProLogis European Properties (b)	95,603	$614,728

Total Mutual Fund
(Cost: $521,855)		$614,728

Money Market Fund (2.2%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	7,978,394	$7,978,394

Total Money Market Fund
(Cost: $7,978,394)		$7,978,394

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (10.0%)

Certificates of Deposit (2.4%)
Barclays Bank PLC
02/23/11	0.425%	$1,000,000	$1,000,000
Credit Industrial et Commercial
02/22/11	0.395%	2,000,000	2,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	1,000,000	1,000,000
KBC Bank NV
01/20/11	0.450%	1,000,000	1,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	1,000,005	1,000,005
Norinchukin Bank
01/25/11	0.330%	2,000,000	2,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	1,000,000	1,000,000

Total			9,000,005

Repurchase Agreements (7.6%)
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,000,167 (e)
	0.400%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $10,000,133 (e)
	0.160%	10,000,000	10,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,911,923 (e)
	0.170%	5,911,839	5,911,839
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $2,000,042 (e)
	0.250%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (e)
	0.500%	5,000,000	5,000,000

Total			27,911,839

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $36,911,844)			$36,911,844

Total Investments
(Cost: $346,263,771)			$404,143,346
Other Assets & Liabilities, Net			(33,897,310)

Net Assets			$370,246,036

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2010:

	Percentage of
Industry	net assets	Value
Health Care Providers & Services	0.4%	$1,383,989
Hotels, Restaurants & Leisure	1.7	6,223,447
Real Estate Investment Trusts (REITs)	53.0	196,236,684
Real Estate Management & Development	42.0	155,408,988
Other(1)	12.1	44,890,238

Total		$404,143,346

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  265

Portfolio of Investments (continued)  VP – Morgan Stanley Global Real Estate Fund

Summary of Investments in Securities by Industry (continued)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
State Street Bank & Trust Company	January 4, 2011	42,268,631		513,655		$—	$(7,152)
		(JPY	)	(USD	)

State Street Bank & Trust Company	January 5, 2011	6,234,103		76,624		—	(188)
		(JPY	)	(USD	)

CS First Boston NZ	January 6, 2011	5,376,626		65,955		—	(292)
		(JPY	)	(USD	)

Total						$—	$(7,632)

Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,535	$321,975,628	$(314,008,769)	$—	$7,978,394	$17,857	$7,978,394

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

See accompanying Notes to Financial Statements.

266  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$49,679
Fannie Mae REMICS	3,359,982
Fannie Mae Whole Loan	85,476
Fannie Mae-Aces	6,527
Freddie Mac Reference REMIC	232,822
Freddie Mac REMICS	5,133,260
Government National Mortgage Association	1,332,254

Total market value of collateral securities	$10,200,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$6,030,076

Total market value of collateral securities	$6,030,076

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$185,131
Federal Home Loan Mortgage Corp	107,788
Federal National Mortgage Association	119,968
Government National Mortgage Association	1,627,119

Total market value of collateral securities	$2,040,006

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Currency Legend

JPY	Japanese Yen

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  267

Portfolio of Investments (continued)  VP – Morgan Stanley Global Real Estate Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

268  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$6,223,447	$—	$—	$6,223,447
Financials	132,830,270	218,200,674	—	351,030,944
Health Care	1,383,989	—	—	1,383,989

Total Equity Securities	140,437,706	218,200,674	—	358,638,380

Other
Mutual Fund	—	614,728	—	614,728
Affiliated Money Market Fund(c)	7,978,394	—	—	7,978,394
Investments of Cash Collateral Received for Securities on Loan	—	36,911,844	—	36,911,844

Total Other	7,978,394	37,526,572	—	45,504,966

Investments in Securities	148,416,100	255,727,246	—	404,143,346
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,632)	—	(7,632)

Total	$148,416,100	$255,719,614	$—	$404,135,714

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  269

Portfolio of Investments
VP – NFJ Dividend Value Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (95.0%)

CONSUMER DISCRETIONARY (3.0%)

Media (1.2%)
Time Warner, Inc.	584,900	$18,816,233

Textiles, Apparel & Luxury Goods (1.8%)
VF Corp. (a)	318,700	27,465,566

TOTAL CONSUMER DISCRETIONARY		46,281,799

CONSUMER STAPLES (8.3%)

Food Products (1.8%)
Kraft Foods, Inc., Class A	856,900	27,000,919

Household Products (2.2%)
Kimberly-Clark Corp.	542,600	34,205,504

Tobacco (4.3%)
Altria Group, Inc.	1,423,800	35,053,956
Reynolds American, Inc.	957,200	31,223,864

Total		66,277,820

TOTAL CONSUMER STAPLES		127,484,243

ENERGY (19.1%)

Energy Equipment & Services (3.0%)
Diamond Offshore Drilling, Inc. (a)	695,600	46,514,772

Oil, Gas & Consumable Fuels (16.1%)
Chesapeake Energy Corp. (a)	1,361,000	35,263,510
Chevron Corp.	341,600	31,171,000
ConocoPhillips	927,700	63,176,370
Marathon Oil Corp.	791,600	29,312,948
Royal Dutch Shell PLC, ADR	471,700	31,500,126
Total SA, ADR	1,074,100	57,442,868

Total		247,866,822

TOTAL ENERGY		294,381,594

FINANCIALS (18.0%)

Commercial Banks (4.1%)
PNC Financial Services Group, Inc.	530,800	32,230,176
Wells Fargo & Co.	1,024,200	31,739,958

Total		63,970,134

Insurance (6.4%)
Allstate Corp. (The)	1,134,300	36,161,484
MetLife, Inc.	695,900	30,925,796
Travelers Companies, Inc. (The)	560,300	31,214,313

Total		98,301,593

Real Estate Investment Trusts (REITs) (3.3%)
Annaly Capital Management, Inc. (a)	2,810,300	50,360,576

Thrifts & Mortgage Finance (4.2%)
Hudson City Bancorp, Inc.	2,803,400	35,715,316
New York Community Bancorp, Inc. (a)	1,574,100	29,671,785

Total		65,387,101

TOTAL FINANCIALS		278,019,404

HEALTH CARE (13.5%)

Health Care Equipment & Supplies (3.7%)
Baxter International, Inc.	529,100	26,783,042
Medtronic, Inc.	800,000	29,672,000

Total		56,455,042

Pharmaceuticals (9.8%)
GlaxoSmithKline PLC, ADR (a)	721,200	28,285,464
Johnson & Johnson	477,600	29,539,560
Pfizer, Inc.	3,500,000	61,285,000
Sanofi-Aventis SA, ADR (a)	1,023,100	32,974,513

Total		152,084,537

TOTAL HEALTH CARE		208,539,579

INDUSTRIALS (8.1%)

Aerospace & Defense (3.7%)
Lockheed Martin Corp.	441,700	30,879,247
Northrop Grumman Corp. (a)	409,900	26,553,322

Total		57,432,569

Commercial Services & Supplies (2.1%)
Pitney Bowes, Inc. (a)	74,800	1,808,664
RR Donnelley & Sons Co.	1,739,000	30,380,330

Total		32,188,994

Industrial Conglomerates (2.3%)
General Electric Co.	1,981,100	36,234,319

TOTAL INDUSTRIALS		125,855,882

INFORMATION TECHNOLOGY (11.3%)

Communications Equipment (1.6%)
Harris Corp. (a)	534,300	24,203,790

IT Services (1.9%)
IBM Corp.	194,900	28,603,524

Office Electronics (2.0%)
Xerox Corp.	2,710,800	31,228,416

Semiconductors & Semiconductor Equipment (3.7%)
Intel Corp.	2,754,200	57,920,826

Software (2.1%)
Microsoft Corp.	1,151,300	32,144,296

TOTAL INFORMATION TECHNOLOGY		174,100,852

MATERIALS (4.0%)

Chemicals (1.9%)
Lubrizol Corp.	281,900	30,129,472

Metals & Mining (2.1%)
Freeport-McMoRan Copper & Gold, Inc. (a)	265,200	31,847,868

TOTAL MATERIALS		61,977,340

TELECOMMUNICATION SERVICES (5.9%)

Diversified Telecommunication Services (5.9%)
AT&T, Inc.	1,005,100	29,529,838
CenturyLink, Inc. (a)	732,400	33,814,908
Verizon Communications, Inc.	794,300	28,420,054

Total		91,764,800

TOTAL TELECOMMUNICATION SERVICES		91,764,800

UTILITIES (3.8%)

Electric Utilities (1.9%)
Edison International (a)	768,000	29,644,800

Multi-Utilities (1.9%)
Ameren Corp. (a)	1,021,000	28,781,990

TOTAL UTILITIES		58,426,790

Total Common Stocks
(Cost: $1,296,015,558)		$1,466,832,283

	Shares	Value

Money Market Fund (5.0%)

Columbia Short-Term Cash Fund, 0.229% (b)(c)	77,230,081	$77,230,081

Total Money Market Fund
(Cost: $77,230,081)		$77,230,081

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (11.6%)

Asset-Backed Commercial Paper (0.5%)
Belmont Funding LLC
01/18/11	0.500%	$4,998,472	$4,998,472
Rheingold Securitization
02/16/11	0.521%	2,996,013	2,996,013

Total			7,994,485

Certificates of Deposit (7.3%)
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	4,996,106	4,996,106
Commonwealth Bank of Australia (The)
01/03/11	0.180%	5,000,000	5,000,000
DZ Bank AG
01/18/11	0.345%	9,994,062	9,994,062
Den Danske Bank
01/03/11	0.250%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	7,000,000	7,000,000
02/09/11	0.300%	5,000,000	5,000,000
La Banque Postale
02/17/11	0.365%	2,500,000	2,500,000
Landesbank Hessen Thuringen
01/03/11	0.300%	5,000,022	5,000,022
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	10,000,000	10,000,000
Natixis
03/07/11	0.440%	5,000,000	5,000,000

See accompanying Notes to Financial Statements.

270  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Norinchukin Bank
01/25/11	0.330%	$4,000,000	$4,000,000
02/08/11	0.330%	3,000,000	3,000,000
02/14/11	0.330%	4,000,000	4,000,000
Society Generale
01/03/11	0.290%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	12,000,000	12,000,000
Sumitomo Trust & Banking Co., Ltd.
02/18/11	0.350%	5,000,000	5,000,000
02/22/11	0.335%	5,000,064	5,000,064
United Overseas Bank Ltd.
01/18/11	0.330%	10,000,000	10,000,000

Total			112,490,254

Commercial Paper (0.6%)
Macquarie Bank Ltd.
02/09/11	0.375%	9,991,146	9,991,146

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	2,000,000	2,000,000
Natixis Financial Products LLC
01/03/11	0.500%	1,000,000	1,000,000

Total			3,000,000

Repurchase Agreements (3.0%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $10,002,583 (d)
	0.300%	10,000,000	10,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $25,000,833 (d)
	0.400%	25,000,000	25,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $860,460 (d)
	0.170%	860,448	860,448
RBS Securities, Inc. dated 08/18/10, matures 02/04/11, repurchase price $10,002,917 (d)
	0.300%	10,000,000	10,000,000

Total			45,860,448

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $179,336,333)			$179,336,333

Total Investments
(Cost: $1,552,581,972)			$1,723,398,697
Other Assets & Liabilities, Net			(178,670,896)

Net Assets			$1,544,727,801

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	Interest Income	Value
Columbia Short-Term Cash Fund	$11,536	$1,191,045,067	$(1,113,826,522)	$—	$77,230,081	$78,626	$77,230,081

(c)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$50,397
Archer Daniels	518,468
ASB Finance Ltd	614,243
Banco Bilbao Vizcaya	1,658,123
Banco Bilbao Vizcaya Argentaria/New York NY	24,519
BP Capital Markets	308,146
BPCE	221,541
Central American Bank	1,920
Commonwealth Bank of Australia	311,935
Credit Agricole NA	512
Danske Corp	767,411
Electricite De France	1,270,764
European Investment Bank	1,709,846
Gdz Suez	263,954
Golden Funding Corp	18,171
Ing (US) Funding LLC	80
Natexis Banques	197,337

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  271

Portfolio of Investments (continued)  VP – NFJ Dividend Value Fund

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.300%) (continued)
Security description	Value
Nationwide Building	$1,230,262
Natixis NY	96,000
Natixis US Finance Co	1,600
Prudential PLC	371,140
Silver Tower US Fund	4,800
Skandin Ens Banken	48,037
Societe Gen No Amer	799,593
Societe Generale NY	10,400
UBS Ag Stamford	801

Total market value of collateral securities	$10,500,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$800,776
Fannie Mae Pool	2,186,969
Fannie Mae Principal Strip	26,154
Fannie Mae REMICS	1,465,991
Federal Farm Credit Bank	1,363,424
Federal Home Loan Banks	2,442,686
Federal Home Loan Mortgage Corp	183,264
Federal National Mortgage Association	2,117,980
FHLMC Structured Pass Through Securities	866,994
Freddie Mac Non Gold Pool	2,099,297
Freddie Mac Reference REMIC	14,129
Freddie Mac REMICS	1,288,482
Freddie Mac Strips	379,961
Ginnie Mae I Pool	245,589
Ginnie Mae II Pool	1,361,353
Government National Mortgage Association	547,725
United States Treasury Inflation Indexed Bonds	75,286
United States Treasury Note/Bond	5,982,624
United States Treasury Strip Coupon	1,788,180
United States Treasury Strip Principal	263,136

Total market value of collateral securities	$25,500,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$877,657

Total market value of collateral securities	$877,657

RBS Securities, Inc. (0.300%)
Security description	Value
Fannie Mae REMICS	$5,256,555
Fannie Mae Whole Loan	12,941
Freddie Mac REMICS	4,930,643

Total market value of collateral securities	$10,200,139

Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

272  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of trading, as described in Note 2 to financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  273

Portfolio of Investments (continued)  VP – NFJ Dividend Value Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$46,281,799	$—	$—	$46,281,799
Consumer Staples	127,484,243	—	—	127,484,243
Energy	294,381,594	—	—	294,381,594
Financials	278,019,404	—	—	278,019,404
Health Care	208,539,579	—	—	208,539,579
Industrials	125,855,882	—	—	125,855,882
Information Technology	174,100,852	—	—	174,100,852
Materials	61,977,340	—	—	61,977,340
Telecommunication Services	91,764,800	—	—	91,764,800
Utilities	58,426,790	—	—	58,426,790

Total Equity Securities	1,466,832,283	—	—	1,466,832,283

Other
Affiliated Money Market Fund(c)	77,230,081	—	—	77,230,081
Investments of Cash Collateral Received for Securities on Loan	—	179,336,333	—	179,336,333

Total Other	77,230,081	179,336,333	—	256,566,414

Total	$1,544,062,364	$179,336,333	$—	$1,723,398,697

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

274  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Nuveen Winslow Large Cap Growth Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.7%)

CONSUMER DISCRETIONARY (14.2%)

Auto Components (0.7%)
BorgWarner, Inc. (a)	109,900	$7,952,364

Automobiles (1.0%)
Ford Motor Co. (a)	723,900	12,154,281

Hotels, Restaurants & Leisure (1.1%)
Yum! Brands, Inc.	266,700	13,081,635

Internet & Catalog Retail (6.0%)
Amazon.com, Inc. (a)	165,600	29,808,000
NetFlix, Inc. (a)	38,200	6,711,740
priceline.com, Inc. (a)	86,410	34,525,116

Total		71,044,856

Media (0.9%)
Scripps Networks Interactive, Inc., Class A	207,100	10,717,425

Multiline Retail (2.3%)
Dollar General Corp. (a)	377,900	11,590,193
Kohl’s Corp. (a)	293,000	15,921,620

Total		27,511,813

Specialty Retail (1.3%)
O’Reilly Automotive, Inc. (a)	253,400	15,310,428

Textiles, Apparel & Luxury Goods (0.9%)
Nike, Inc., Class B	132,700	11,335,234

TOTAL CONSUMER DISCRETIONARY		169,108,036

CONSUMER STAPLES (4.0%)

Beverages (1.0%)
PepsiCo, Inc.	172,700	11,282,491

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	172,700	12,470,667

Food Products (0.9%)
Green Mountain Coffee Roasters, Inc. (a)	323,300	10,623,638

Personal Products (1.1%)
Estee Lauder Companies, Inc. (The), Class A	167,700	13,533,390

TOTAL CONSUMER STAPLES		47,910,186

ENERGY (7.7%)

Energy Equipment & Services (5.1%)
FMC Technologies, Inc. (a)	173,500	15,425,885
Halliburton Co.	334,000	13,637,220
Schlumberger Ltd.	379,400	31,679,900

Total		60,743,005

Oil, Gas & Consumable Fuels (2.6%)
Occidental Petroleum Corp.	196,500	19,276,650
Peabody Energy Corp.	191,900	12,277,762

Total		31,554,412

TOTAL ENERGY		92,297,417

FINANCIALS (9.0%)

Capital Markets (5.3%)
Franklin Resources, Inc.	150,700	16,759,347
Goldman Sachs Group, Inc. (The)	208,400	35,044,544
TD Ameritrade Holding Corp.	594,700	11,293,353

Total		63,097,244

Diversified Financial Services (3.7%)
CME Group, Inc.	42,800	13,770,900
IntercontinentalExchange, Inc. (a)	88,200	10,509,030
JPMorgan Chase & Co.	459,500	19,491,990

Total		43,771,920

TOTAL FINANCIALS		106,869,164

HEALTH CARE (8.7%)

Biotechnology (0.9%)
Celgene Corp. (a)	190,500	11,266,170

Health Care Equipment & Supplies (1.3%)
Edwards Lifesciences Corp. (a)	63,100	5,101,004
Varian Medical Systems, Inc. (a)	148,700	10,301,936

Total		15,402,940

Health Care Providers & Services (2.9%)
Express Scripts, Inc. (a)	636,800	34,419,040

Health Care Technology (1.1%)
Cerner Corp. (a)	134,100	12,704,634

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc. (a)	298,400	12,362,712

Pharmaceuticals (1.5%)
Shire PLC, ADR	240,800	17,429,104

TOTAL HEALTH CARE		103,584,600

INDUSTRIALS (15.2%)

Aerospace & Defense (2.9%)
Goodrich Corp.	135,400	11,924,678
United Technologies Corp.	293,900	23,135,808

Total		35,060,486

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	187,000	14,995,530

Construction & Engineering (1.8%)
Fluor Corp.	324,300	21,488,118

Machinery (6.2%)
Danaher Corp.	667,800	31,500,126
Deere & Co.	258,800	21,493,340
Illinois Tool Works, Inc.	399,900	21,354,660

Total		74,348,126

Road & Rail (3.0%)
Union Pacific Corp.	386,300	35,794,558

TOTAL INDUSTRIALS		181,686,818

INFORMATION TECHNOLOGY (33.9%)

Communications Equipment (3.9%)
Juniper Networks, Inc. (a)	283,100	10,452,052
QUALCOMM, Inc.	733,700	36,310,813

Total		46,762,865

Computers & Peripherals (8.5%)
Apple, Inc. (a)	180,100	58,093,056
EMC Corp. (a)	1,251,000	28,647,900
NetApp, Inc. (a)	259,100	14,240,136

Total		100,981,092

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	233,300	12,313,574

Internet Software & Services (4.1%)
Baidu, Inc., ADR (a)	166,300	16,052,939
Google, Inc., Class A (a)	55,400	32,905,938

Total		48,958,877

IT Services (5.8%)
Cognizant Technology Solutions Corp., Class A (a)	701,700	51,427,593
Visa, Inc., Class A	260,800	18,355,104

Total		69,782,697

Semiconductors & Semiconductor Equipment (2.1%)
ASML Holding NV	345,407	13,242,904
Texas Instruments, Inc.	356,700	11,592,750

Total		24,835,654

Software (8.5%)
Autodesk, Inc. (a)	453,200	17,312,240
Citrix Systems, Inc. (a)	309,000	21,138,690
Intuit, Inc. (a)	251,400	12,394,020
Oracle Corp.	1,217,200	38,098,360
Salesforce.com, Inc. (a)	72,300	9,543,600
VMware, Inc., Class A (a)	27,600	2,453,916

Total		100,940,826

TOTAL INFORMATION TECHNOLOGY		404,575,585

MATERIALS (4.3%)

Chemicals (0.9%)
Ecolab, Inc.	202,900	10,230,218

Metals & Mining (3.4%)
Cliffs Natural Resources, Inc.	308,100	24,034,881
Walter Energy, Inc.	132,900	16,989,936

Total		41,024,817

TOTAL MATERIALS		51,255,035

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  275

Portfolio of Investments (continued)  VP – Nuveen Winslow Large Cap Growth Fund

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (1.7%)

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A (a)	381,100	$19,680,004

TOTAL TELECOMMUNICATION SERVICES		19,680,004

Total Common Stocks
(Cost: $1,031,998,169)		$1,176,966,845

Shares		Value

Money Market Fund (1.5%)

Columbia Short-Term Cash Fund, 0.229% (b)(c)	17,933,881	$17,933,881

Total Money Market Fund
(Cost: $17,933,881)		$17,933,881

Total Investments
(Cost: $1,049,932,050)		$1,194,900,726
Other Assets & Liabilities, Net		(1,903,447)

Net Assets		$1,192,997,279

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,536	$1,266,010,234	$(1,248,087,889)	$—	$17,933,881	$42,642	$17,933,881
Abbreviation Legend

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

276  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  277

Portfolio of Investments (continued)  VP – Nuveen Winslow Large Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$169,108,036	$—	$—	$169,108,036
Consumer Staples	47,910,186	—	—	47,910,186
Energy	92,297,417	—	—	92,297,417
Financials	106,869,164	—	—	106,869,164
Health Care	103,584,600	—	—	103,584,600
Industrials	181,686,818	—	—	181,686,818
Information Technology	404,575,585	—	—	404,575,585
Materials	51,255,035	—	—	51,255,035
Telecommunication Services	19,680,004	—	—	19,680,004

Total Equity Securities	1,176,966,845	—	—	1,176,966,845

Other
Affiliated Money Market Fund(c)	17,933,881	—	—	17,933,881

Total Other	17,933,881	—	—	17,933,881

Total	$1,194,900,726	$—	$—	$1,194,900,726

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

278  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Partners Small Cap Growth Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.8%)

CONSUMER DISCRETIONARY (16.2%)

Auto Components (—%)
Wonder Auto Technology, Inc. (a)(b)	11,250	$84,825

Diversified Consumer Services (1.6%)
Capella Education Co. (a)(b)	39,175	2,608,271
Global Education & Technology Group Ltd., ADR (b)	27,649	261,560
Service Corp. International	556,175	4,588,444

Total		7,458,275

Hotels, Restaurants & Leisure (3.1%)
7 Days Group Holdings Ltd., ADR (b)	112,347	2,392,991
BJ’s Restaurants, Inc. (a)(b)	31,125	1,102,759
California Pizza Kitchen, Inc. (b)	156,752	2,708,674
Life Time Fitness, Inc. (b)	60,130	2,464,729
Panera Bread Co., Class A (a)(b)	26,500	2,682,065
Texas Roadhouse, Inc. (b)	72,200	1,239,674
WMS Industries, Inc. (a)(b)	49,559	2,242,049

Total		14,832,941

Internet & Catalog Retail (1.5%)
E-Commerce China Dangdang, Inc. (a)(b)	85,352	2,310,479
Makemytrip Ltd. (b)	10,000	270,300
Shutterfly, Inc. (b)	136,282	4,773,958

Total		7,354,737

Leisure Equipment & Products (1.3%)
Hasbro, Inc.	66,261	3,126,194
Sturm Ruger & Co., Inc.	193,959	2,965,633

Total		6,091,827

Media (0.6%)
IMAX Corp. (a)(b)	107,110	3,004,436

Specialty Retail (6.9%)
Cabela’s, Inc. (b)	307,191	6,681,404
CarMax, Inc. (b)	104,286	3,324,638
Dick’s Sporting Goods, Inc. (b)	36,800	1,380,000
hhgregg, Inc. (a)(b)	89,980	1,885,081
Hibbett Sports, Inc. (a)(b)	72,420	2,672,298
Lumber Liquidators Holdings, Inc. (a)(b)	135,872	3,384,571
Pacific Sunwear of California, Inc. (a)(b)	256,748	1,391,574
Rue21, Inc. (a)(b)	119,860	3,513,097
Tractor Supply Co. (a)	78,640	3,813,254
Ulta Salon Cosmetics & Fragrance, Inc. (b)	93,110	3,165,740
Vitamin Shoppe, Inc. (a)(b)	62,560	2,104,518

Total		33,316,175

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc. (a)(b)	20,270	1,386,873
Volcom, Inc. (a)	180,425	3,404,620
Warnaco Group, Inc. (The) (a)(b)	21,110	1,162,528

Total		5,954,021

TOTAL CONSUMER DISCRETIONARY		78,097,237

CONSUMER STAPLES (4.8%)

Beverages (0.8%)
Constellation Brands, Inc., Class A (b)	180,361	3,994,996

Food & Staples Retailing (2.0%)
Pricesmart, Inc.	177,674	6,756,942
United Natural Foods, Inc. (a)(b)	73,914	2,711,166

Total		9,468,108

Food Products (0.4%)
Green Mountain Coffee Roasters, Inc. (a)(b)	66,661	2,190,480

Household Products (0.7%)
Energizer Holdings, Inc. (b)	46,592	3,396,557

Personal Products (0.2%)
Medifast, Inc. (b)	40,600	1,172,528

Tobacco (0.7%)
Universal Corp.	78,113	3,179,199

TOTAL CONSUMER STAPLES		23,401,868

ENERGY (6.8%)

Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc. (b)	191,221	7,145,929
Core Laboratories NV	33,831	3,012,650
Lufkin Industries, Inc. (a)	43,015	2,683,706

Total		12,842,285

Oil, Gas & Consumable Fuels (4.1%)
Approach Resources, Inc. (a)(b)	44,000	1,016,400
Berry Petroleum Co., Class A (a)	72,890	3,185,293
Brigham Exploration Co. (a)(b)	253,330	6,900,709
Houston American Energy Corp. (a)	89,312	1,615,654
Northern Oil and Gas, Inc. (b)	186,478	5,074,067
Oasis Petroleum, Inc. (b)	75,700	2,052,984

Total		19,845,107

TOTAL ENERGY		32,687,392

FINANCIALS (11.3%)

Capital Markets (2.3%)
Eaton Vance Corp.	91,161	2,755,797
Financial Engines, Inc. (b)	189,400	3,755,802
FXCM, Inc., Class A (a)(b)	98,849	1,309,749
Janus Capital Group, Inc.	269,600	3,496,712

Total		11,318,060

Commercial Banks (0.4%)
Wilshire Bancorp, Inc. (a)	250,293	1,907,233

Insurance (4.7%)
Alleghany Corp. (b)	8,975	2,749,671
MBIA, Inc. (b)	494,271	5,926,309
Montpelier Re Holdings Ltd.	263,561	5,255,406
Tower Group, Inc.	153,603	3,929,165
Wesco Financial Corp.	4,926	1,814,788
White Mountains Insurance Group Ltd.	9,512	3,192,227

Total		22,867,566

Real Estate Investment Trusts (REITs) (2.1%)
First Industrial Realty Trust, Inc. (b)	283,762	2,485,755
Hatteras Financial Corp.	134,211	4,062,567
UDR, Inc.	157,253	3,698,591

Total		10,246,913

Real Estate Management & Development (1.2%)
China Real Estate Information Corp., ADR (a)(b)	175,126	1,681,210
Tejon Ranch Co. (b)	141,853	3,908,050

Total		5,589,260

Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp. (a)	203,609	2,832,201

TOTAL FINANCIALS		54,761,233

HEALTH CARE (16.9%)

Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc. (b)	29,672	2,390,080
AVEO Pharmaceuticals, Inc. (b)	41,946	613,250
Chelsea Therapeutics International Ltd. (b)	260,808	1,956,060
Enzon Pharmaceuticals, Inc. (a)(b)	68,657	835,556
Exact Sciences Corp. (a)(b)	119,710	715,866
Human Genome Sciences, Inc. (a)(b)	149,387	3,568,855
InterMune, Inc. (b)	33,470	1,218,308
Ironwood Pharmaceuticals, Inc. (b)	64,400	666,540
QLT, Inc. (b)	65,610	480,921

Total		12,445,436

Health Care Equipment & Supplies (7.4%)
Arthrocare Corp. (b)	58,270	1,809,866
Delcath Systems, Inc. (a)(b)	109,781	1,075,854
DexCom, Inc. (a)(b)	294,516	4,020,144
DynaVox, Inc., Class A (b)	12,583	64,551

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  279

Portfolio of Investments (continued)  VP – Partners Small Cap Growth Fund

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONT.)

Health Care Equipment & Supplies (cont.)
HeartWare International, Inc. (a)(b)	50,502	$4,422,460
MAKO Surgical Corp. (b)	113,047	1,720,575
Masimo Corp. (a)	174,901	5,084,372
NuVasive, Inc. (a)(b)	109,212	2,801,288
NxStage Medical, Inc. (a)(b)	170,597	4,244,453
Sirona Dental Systems, Inc. (a)(b)	20,940	874,873
Thoratec Corp. (a)(b)	37,300	1,056,336
Volcano Corp. (a)(b)	250,847	6,850,632
Zoll Medical Corp. (a)(b)	40,300	1,500,369

Total		35,525,773

Health Care Providers & Services (2.6%)
Catalyst Health Solutions, Inc. (a)(b)	26,604	1,236,820
HMS Holdings Corp. (a)(b)	48,100	3,115,437
Owens & Minor, Inc.	91,184	2,683,545
Tenet Healthcare Corp. (b)	816,298	5,461,034

Total		12,496,836

Health Care Technology (1.1%)
athenahealth, Inc. (a)(b)	78,952	3,235,453
SXC Health Solutions Corp. (b)	53,120	2,276,723

Total		5,512,176

Life Sciences Tools & Services (0.2%)
Mettler-Toledo International, Inc. (b)	6,400	967,744

Pharmaceuticals (3.0%)
Akorn, Inc. (b)	587,410	3,565,579
Ardea Biosciences, Inc. (b)	29,477	766,402
BioMimetic Therapeutics, Inc. (a)(b)	205,750	2,613,025
Cardiome Pharma Corp. (b)	87,253	560,164
Corcept Therapeutics, Inc. (a)(b)	62,400	240,864
Inspire Pharmaceuticals, Inc. (a)(b)	98,829	830,163
MAP Pharmaceuticals, Inc. (a)(b)	54,903	919,076
Mylan, Inc. (b)	149,490	3,158,724
Salix Pharmaceuticals Ltd. (a)(b)	43,157	2,026,653

Total		14,680,650

TOTAL HEALTH CARE		81,628,615

INDUSTRIALS (13.5%)

Commercial Services & Supplies (2.8%)
Clean Harbors, Inc. (a)(b)	48,396	4,069,135
Corrections Corp. of America (b)	232,218	5,819,383
Knoll, Inc.	215,208	3,600,430

Total		13,488,948

Construction & Engineering (0.6%)
Insituform Technologies, Inc., Class A (a)(b)	89,704	2,378,053
MYR Group, Inc. (a)(b)	29,425	617,925

Total		2,995,978

Electrical Equipment (0.8%)
Harbin Electric, Inc. (a)(b)	30,830	534,901
Polypore International, Inc. (a)(b)	68,610	2,794,485
Regal-Beloit Corp. (a)	7,700	514,052

Total		3,843,438

Industrial Conglomerates (1.1%)
Tredegar Corp.	282,445	5,473,784

Machinery (3.0%)
Altra Holdings, Inc. (a)(b)	171,270	3,401,422
Badger Meter, Inc. (a)	37,940	1,677,707
Chart Industries, Inc. (a)(b)	70,870	2,393,989
Force Protection, Inc. (b)	704,304	3,880,715
Greenbrier Companies, Inc. (b)	46,700	980,233
Sun Hydraulics Corp. (a)	19,100	721,980
Trimas Corp. (b)	77,900	1,593,834

Total		14,649,880

Marine (1.3%)
Alexander & Baldwin, Inc.	159,590	6,388,388

Professional Services (0.9%)
ICF International, Inc. (a)(b)	6,590	169,495
Resources Connection, Inc. (a)	229,875	4,273,376

Total		4,442,871

Road & Rail (2.2%)
Genesee & Wyoming, Inc., Class A (a)(b)	48,200	2,552,190
Kansas City Southern (a)(b)	41,734	1,997,389
Old Dominion Freight Line, Inc. (b)	180,731	5,781,585

Total		10,331,164

Trading Companies & Distributors (0.8%)
DXP Enterprises, Inc. (b)	17,700	424,800
WESCO International, Inc. (a)(b)	60,973	3,219,374

Total		3,644,174

TOTAL INDUSTRIALS		65,258,625

INFORMATION TECHNOLOGY (25.9%)

Communications Equipment (2.2%)
Aruba Networks, Inc. (a)(b)	268,347	5,603,085
Ixia (a)(b)	118,700	1,991,786
Riverbed Technology, Inc. (a)(b)	57,420	2,019,462
ShoreTel, Inc. (a)(b)	132,700	1,036,387

Total		10,650,720

Computers & Peripherals (1.3%)
Smart Technologies, Inc., Class A (a)(b)	318,725	3,008,764
Stratasys, Inc. (a)(b)	99,483	3,247,125

Total		6,255,889

Electronic Equipment, Instruments & Components (1.4%)
Hollysys Automation Technologies Ltd. (b)	157,738	2,391,308
OSI Systems, Inc. (b)	37,608	1,367,427
Universal Display Corp. (a)(b)	99,440	3,047,836

Total		6,806,571

Internet Software & Services (7.5%)
AOL, Inc. (b)	176,732	4,190,316
ChinaCache International Holdings Ltd., ADR (a)(b)	57,100	1,187,680
comScore, Inc. (a)(b)	54,600	1,218,126
Envestnet, Inc. (b)	104,100	1,775,946
GSI Commerce, Inc. (a)(b)	37,620	872,784
KIT Digital, Inc. (a)(b)	113,416	1,819,193
LivePerson, Inc. (a)(b)	281,350	3,179,255
LogMein, Inc. (a)(b)	46,240	2,050,281
LoopNet, Inc. (b)	141,854	1,575,998
MercadoLibre, Inc. (b)	30,980	2,064,817
Perficient, Inc. (a)(b)	193,480	2,418,500
SciQuest, Inc. (b)	88,600	1,152,686
Soufun Holdings Ltd., ADR (a)(b)	11,450	818,904
Support.com, Inc. (b)	124,000	803,520
Travelzoo, Inc. (b)	30,100	1,240,722
ValueClick, Inc. (b)	354,325	5,679,830
VistaPrint NV (b)	40,030	1,841,380
Youku.com, Inc., ADR (a)(b)	73,743	2,581,742

Total		36,471,680

IT Services (0.5%)
iSoftstone Holdings Ltd., ADS (b)	5,083	92,358
Wright Express Corp. (a)(b)	51,010	2,346,460

Total		2,438,818

Semiconductors & Semiconductor Equipment (5.3%)
Atheros Communications, Inc. (a)(b)	12,800	459,776
Cavium Networks, Inc. (a)(b)	101,691	3,831,717
Entegris, Inc. (a)(b)	143,620	1,072,841
Entropic Communications, Inc. (a)(b)	451,270	5,451,342
EZchip Semiconductor Ltd. (a)(b)	23,600	663,160
MaxLinear, Inc., Class A (b)	218,578	2,351,899
Micrel, Inc.	310,915	4,038,786
Netlogic Microsystems, Inc. (a)(b)	72,210	2,268,116
Power Integrations, Inc. (a)	77,225	3,099,812
Silicon Laboratories, Inc. (a)(b)	47,850	2,202,057

Total		25,439,506

Software (7.7%)
Advent Software, Inc. (b)	76,901	4,454,106
ANSYS, Inc. (b)	39,564	2,060,097
Ariba, Inc. (a)(b)	120,290	2,825,612
Concur Technologies, Inc. (a)(b)	54,210	2,815,125
Fortinet, Inc. (b)	146,765	4,747,848
PROS Holdings, Inc. (a)(b)	211,791	2,412,300
QLIK Technologies, Inc. (a)(b)	108,696	2,805,444
Radiant Systems, Inc. (b)	89,400	1,749,558
RealPage, Inc. (b)	26,300	813,459

See accompanying Notes to Financial Statements.

280  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONT.)

Software (cont.)
Solera Holdings, Inc.	28,980	$1,487,254
Sourcefire, Inc. (a)(b)	31,940	828,204
SuccessFactors, Inc. (a)(b)	123,890	3,587,854
Take-Two Interactive Software, Inc. (a)(b)	196,675	2,407,302
Ultimate Software Group, Inc. (a)(b)	48,286	2,348,148
VanceInfo Technologies, Inc., ADR (a)(b)	56,800	1,961,872

Total		37,304,183

TOTAL INFORMATION TECHNOLOGY		125,367,367

MATERIALS (3.4%)

Chemicals (2.7%)
Albemarle Corp.	97,548	5,441,227
NewMarket Corp.	48,486	5,981,718
Solutia, Inc. (a)(b)	84,500	1,950,260

Total		13,373,205

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	35,586	3,282,453

TOTAL MATERIALS		16,655,658

Total Common Stocks
(Cost: $386,252,743)		$477,857,995

Limited Partnerships (1.0%)

ENERGY (1.0%)

Oil, Gas & Consumable Fuels (1.0%)
Kinder Morgan Management LLC (b)(c)	70,814	$4,736,040

Total Limited Partnerships
(Cost: $3,828,701)		$4,736,040

	Shares	Value

Money Market Fund (0.9%)

Columbia Short-Term Cash Fund, 0.229% (d)(e)	4,581,311	$4,581,311

Total Money Market Fund
(Cost: $4,581,311)		$4,581,311

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (18.9%)

Asset-Backed Commercial Paper (0.2%)
Rheingold Securitization
01/25/11	0.551%	$1,008,581	$1,008,581

Certificates of Deposit (4.9%)
Banque et Caisse d’Epargne de l’Etat
02/22/11	0.300%	1,998,468	1,998,468
Credit Industrial et Commercial
02/22/11	0.395%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	1,000,000	1,000,000
02/09/11	0.300%	3,000,000	3,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	2,000,000	2,000,000
KBC Bank NV
01/20/11	0.450%	2,000,000	2,000,000
01/24/11	0.450%	1,500,000	1,500,000
Landesbank Hessen Thuringen
01/03/11	0.300%	3,000,013	3,000,013
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	3,000,000	3,000,000
Norinchukin Bank
01/25/11	0.330%	2,000,000	2,000,000
United Overseas Bank Ltd.
02/22/11	0.340%	2,000,000	2,000,000

Total			23,498,481

Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
01/03/11	0.500%	2,000,000	2,000,000

Repurchase Agreements (13.4%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $4,001,033 (f)
	0.300%	4,000,000	4,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $2,000,067 (f)
	0.400%	2,000,000	2,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $10,000,133 (f)
	0.160%	10,000,000	10,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $9,088,163 (f)
	0.170%	9,088,034	9,088,034
Merrill Lynch Government Securities Income dated 12/31/10, matures 01/03/11, repurchase price $5,000,104 (f)
	0.250%	5,000,000	5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $20,000,417 (f)
	0.250%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (f)
	0.500%	5,000,000	5,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $10,000,375 (f)
	0.450%	10,000,000	10,000,000

Total			65,088,034

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $91,595,096)			$91,595,096

Total Investments
(Cost: $486,257,851)			$578,770,442
Other Assets & Liabilities, Net			(95,008,612)

Net Assets			$483,761,830

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	At December 31, 2010, security was partially or fully on loan.

(b)	Non-income producing.

(c)	At December 31, 2010, there was no capital committed to the LLC or LP for future investment.

(d)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$11,535	$428,031,211	$(423,461,435)	$—	$4,581,311	$27,818	$4,581,311

(e)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  281

Portfolio of Investments (continued)  VP – Partners Small Cap Growth Fund

Notes to Portfolio of Investments (continued)

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$20,159
Archer Daniels	207,387
ASB Finance Ltd	245,697
Banco Bilbao Vizcaya	663,249
Banco Bilbao Vizcaya Argentaria/New York NY	9,808
BP Capital Markets	123,259
BPCE	88,616
Central American Bank	768
Commonwealth Bank of Australia	124,773
Credit Agricole NA	205
Danske Corp	306,965
Electricite De France	508,306
European Investment Bank	683,938
Gdz Suez	105,582
Golden Funding Corp	7,268
Ing (US) Funding LLC	32
Natexis Banques	78,935
Nationwide Building	492,105
Natixis NY	38,400
Natixis Us Finance Co	640
Prudential PLC	148,456
Silver Tower US Fund	1,920
Skandin Ens Banken	19,215
Societe Gen No Amer	319,837
Societe Generale NY	4,160
UBS Ag Stamford	320

Total market value of collateral securities	$4,200,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$64,062
Fannie Mae Pool	174,958
Fannie Mae Principal Strip	2,092
Fannie Mae REMICS	117,279
Federal Farm Credit Bank	109,074
Federal Home Loan Banks	195,415
Federal Home Loan Mortgage Corp	14,661
Federal National Mortgage Association	169,438
FHLMC Structured Pass Through Securities	69,360
Freddie Mac Non Gold Pool	167,944
Freddie Mac Reference REMIC	1,130
Freddie Mac REMICS	103,079
Freddie Mac Strips	30,397
Ginnie Mae I Pool	19,647
Ginnie Mae II Pool	108,908
Government National Mortgage Association	43,818

See accompanying Notes to Financial Statements.

282  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value
United States Treasury Inflation Indexed Bonds	$6,023
United States Treasury Note/Bond	478,610
United States Treasury Strip Coupon	143,054
United States Treasury Strip Principal	21,051

Total market value of collateral securities	$2,040,000

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$49,678
Fannie Mae REMICS	3,359,984
Fannie Mae Whole Loan	85,476
Fannie Mae-Aces	6,526
Freddie Mac Reference REMIC	232,822
Freddie Mac REMICS	5,133,260
Government National Mortgage Association	1,332,254

Total market value of collateral securities	$10,200,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$9,269,795

Total market value of collateral securities	$9,269,795

Merrill Lynch Government Securities Income (0.250%)
Security description	Value
Fannie Mae REMICS	$960,321
Freddie Mac REMICS	4,139,688

Total market value of collateral securities	$5,100,009

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$1,851,309
Federal Home Loan Mortgage Corp	1,077,885
Federal National Mortgage Association	1,199,677
Government National Mortgage Association	16,271,187

Total market value of collateral securities	$20,400,058

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  283

Portfolio of Investments (continued)  VP – Partners Small Cap Growth Fund

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$5,193,059
Fannie Mae REMICS	1,170,920
Freddie Mac Gold Pool	444,184
Freddie Mac REMICS	1,545,473
Ginnie Mae I Pool	395,584
Government National Mortgage Association	1,450,780

Total market value of collateral securities	$10,200,000

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

See accompanying Notes to Financial Statements.

284  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  285

Portfolio of Investments (continued)  VP – Partners Small Cap Growth Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$78,097,237	$—	$—	$78,097,237
Consumer Staples	23,401,868	—	—	23,401,868
Energy	32,687,392	—	—	32,687,392
Financials	54,761,233	—	—	54,761,233
Health Care	81,628,615	—	—	81,628,615
Industrials	65,258,625	—	—	65,258,625
Information Technology	125,367,367	—	—	125,367,367
Materials	16,655,658	—	—	16,655,658

Total Equity Securities	477,857,995	—	—	477,857,995

Other
Limited Partnerships	4,736,040	—	—	4,736,040
Affiliated Money Market Fund(c)	4,581,311	—	—	4,581,311
Investments of Cash Collateral Received for Securities on Loan	—	91,595,096	—	91,595,096

Total Other	9,317,351	91,595,096	—	100,912,447

Total	$487,175,346	$91,595,096	$—	$578,770,442

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

286  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – PIMCO Mortgage-Backed Securities Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (a) (111.4%)

Federal Home Loan Mortgage Corp. (b)(c) CMO Series 2863 Class FM
10/15/31	0.760%	$20,177,709	$20,318,693
CMO Series 3226 Class FG
10/15/36	0.660%	1,382,042	1,382,121
CMO Series 3671 Class QF
12/15/36	0.760%	9,892,665	9,945,604
Federal Home Loan Mortgage Corp. (b)(c)(d) CMO IO Series 2980 Class SL
11/15/34	14.120%	1,557,129	278,174
Federal Home Loan Mortgage Corp. (c)
01/01/40-12/01/40	4.000%	49,115,991	48,814,313
04/01/40	4.500%	2,878,347	2,952,278
03/01/28-07/01/40	5.000%	32,144,754	33,736,557
01/01/38-04/01/39	5.500%	42,513,097	45,345,386
04/01/36-05/01/40	6.000%	31,333,969	33,982,753
Federal Home Loan Mortgage Corp. (c)(e)
03/01/39	4.500%	58,497,177	59,999,705
Federal Home Loan Mortgage Corp. (c)(f)
01/01/41	4.500%	12,000,000	12,296,256
02/01/40	6.000%	10,000,000	10,812,500
Federal National Mortgage Association (b)(c) CMO Series 2003-W8 Class 3F1
05/25/42	0.661%	9,395,369	9,316,467
CMO Series 2010-38 Class JF
04/25/40	1.161%	14,823,895	14,878,751
CMO Series 2010-54 Class DF
05/25/37	0.511%	18,393,603	18,268,624
CMO Series 2010-54 Class TF
04/25/37	0.811%	15,443,045	15,529,769
Federal National Mortgage Association (c)
07/01/39	3.500%	320,582	306,476
09/01/13-12/01/40	4.000%	81,978,010	81,819,071
01/01/15-08/01/40	4.500%	92,353,026	95,965,752
05/01/14-06/01/40	5.000%	24,588,446	26,090,470
01/01/32-09/01/38	5.500%	83,230,997	89,291,922
03/01/23-07/01/39	6.000%	57,877,159	63,009,475
12/01/40	6.500%	8,000,000	8,878,976
Federal National Mortgage Association (c)(e)
11/01/37	6.500%	26,695,747	29,916,997
Federal National Mortgage Association (c)(f)
01/01/26-01/01/41	3.500%	43,000,000	42,776,875
01/01/26	4.000%	34,000,000	35,014,696
01/01/41	4.500%	35,000,000	35,924,210
01/01/26-01/01/41	5.000%	101,496,628	106,802,783
01/01/41	5.500%	23,000,000	24,606,412
01/01/41	6.000%	4,000,000	4,347,500
Government National Mortgage Association (c)
09/20/40-12/20/40	3.500%	86,039,867	82,959,466
08/15/33-09/15/40	4.500%	42,443,332	44,141,195
08/15/37-12/15/39	5.500%	2,886,888	3,123,495
Government National Mortgage Association (c)(f)
09/20/40	3.500%	815,056	785,441
02/01/41	4.000%	41,000,000	41,121,729
01/01/41	4.500%	7,000,000	7,266,875
01/01/41	5.000%	22,000,000	23,388,750
01/01/41	6.000%	19,000,000	20,891,089
01/01/41	6.500%	5,000,000	5,632,810

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,211,464,493)			$1,211,920,416

Residential Mortgage-Backed Securities — Non-Agency (4.1%)

Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (b)(c)(g)
10/25/47	1.511%	$11,114,109	$11,092,527
NCUA CMO Series 2010-R3 Class 2A (b)(c)
12/08/20	0.821%	20,000,000	19,975,000
RiverView HECM Trust CMO Series 2008-1 Class A1 (b)(c)(d)(g)
09/26/41	1.011%	13,754,554	13,479,462

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $44,662,344)			$44,546,989

Commercial Mortgage-Backed Securities (0.7%)

Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2 (b)(c)(g)
11/05/21	0.410%	$1,571,108	$1,507,691
JP Morgan Chase Commercial Mortgage Securities Corp. CMO IO Series 2010-C1 Class XA (b)(c)(d)(g)
06/15/43	5.870%	19,869,742	1,709,276
UBS Commercial Mortgage Trust Series 2007-FL1 Class A1 (b)(c)(g)
07/15/24	1.160%	4,129,720	3,886,636

Total Commercial Mortgage-Backed Securities
(Cost: $6,741,467)			$7,103,603

U.S. Government Agency Obligations (4.5%)

Federal Home Loan Mortgage Corp. (f)
01/01/40	5.000%	10,000,000	10,487,500
Government National Mortgage Association
11/20/40	3.500%	2,096,512	2,020,336
Government National Mortgage Association (f)
01/01/40	5.500%	31,000,000	33,499,375
01/20/40	3.500%	98,490	94,911
03/20/40	3.500%	1,399,087	1,348,253
07/20/40	3.500%	1,337,934	1,289,321
08/20/40	3.500%	252,922	243,732

Total U.S. Government Agency Obligations
(Cost: $48,813,535)			$48,983,428

U.S. Treasury Obligations (9.5%)

U.S. Treasury Note
11/30/12	0.500%	$104,000,000	$103,865,944

Total U.S. Treasury Obligations
(Cost: $103,768,387)			$103,865,944

	Shares	Value

Money Market Fund (—%)

Columbia Short-Term Cash Fund, 0.229% (h)(i)	1,081	$1,081

Total Money Market Fund
(Cost: $1,081)		$1,081

	Effective	Par/
Issuer	yield	principal	Value

Treasury Note Short-Term (0.3%)

U.S. Treasury Bills
06/09/11	0.160%	$2,230,000	$2,228,395
06/16/11	0.170%	1,200,000	1,199,059

Total Treasury Note Short-Term
(Cost: $3,427,200)			$3,427,454

Repurchase Agreements (11.1%)

Banking (1.6%)
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price $17,300,389 (collateralized by: U.S. Treasury Note Total market value $17,300,000)
	0.270%	$17,300,000	$17,300,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  287

Portfolio of Investments (continued)  VP – PIMCO Mortgage-Backed Securities Fund

	Effective	Par/
Issuer	yield	principal	Value

Repurchase Agreements (continued)
Other Financial Institutions (9.5%)
Barclays Capital, Inc. dated 12-31-10, matures 01-03-11, repurchase price $103,702,160 (collateralized by: U.S. Treasury Note Total market value $103,700,000)
	0.250%	$103,700,000	$103,700,000

Total Repurchase Agreements
(Cost: $121,000,000)			$121,000,000

Investments of Cash Collateral Received for Securities on Loan (6.4%)

Certificates of Deposit (3.8%)
Banque et Caisse d’Epargne de l’Etat
02/22/11	0.300%	$4,996,169	$4,996,169
Credit Industrial et Commercial
02/22/11	0.395%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
02/17/11	0.300%	5,000,000	5,000,000
KBC Bank NV
01/24/11	0.450%	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	1,500,000	1,500,000
02/04/11	0.330%	5,000,000	5,000,000
Norinchukin Bank
02/08/11	0.330%	3,000,000	3,000,000
Societe Generale
02/24/11	0.305%	4,996,106	4,996,106
Sumitomo Trust & Banking Co., Ltd.
02/22/11	0.335%	5,000,064	5,000,064

Total			41,492,339

Commercial Paper (0.5%)
Suncorp Metway Ltd.
01/10/11	0.400%	4,998,167	4,998,167

Repurchase Agreements (2.1%)
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $15,000,500(j)
	0.400%	15,000,000	15,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $5,243,068(j)
	0.170%	5,242,994	5,242,994
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $3,000,113(j)
	0.450%	3,000,000	3,000,000

Total			23,242,994

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $69,733,500)			$69,733,500

Total Investments
(Cost: $1,609,612,007)			$1,610,582,415
Other Assets & Liabilities, Net			(522,364,542)

Net Assets			$1,088,217,873

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at December 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value
Federal National Mortgage Association
01-01-26 4.500%	$17,000,000	01-19-11	$17,787,500	$17,820,777
02-01-40 6.000	10,000,000	02-10-11	10,832,813	10,850,000
01-01-41 4.000	12,000,000	01-13-11	11,859,375	11,936,256
01-01-41 4.000	21,000,000	01-13-11	20,698,125	20,845,776
Government National Mortgage Association
01-01-41 3.500	35,500,000	01-20-11	33,218,750	34,152,136
01-01-41 3.500	58,000,000	01-20-11	54,578,437	55,843,096

(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2010.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

See accompanying Notes to Financial Statements.

288  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2010 was $15,466,912, representing 1.42% of net assets. Information concerning such security holdings at December 31, 2010 was as follows:

	Acquisition
Security	dates	Cost
Federal Home Loan Mortgage Corp.
CMO IO Series 2980 Class SL
14.120% 2034	06-17-10	$202,757
JP Morgan Chase Commercial Mortgage Securities Corp.
CMO IO Series 2010-C1 Class XA
5.870% 2043	10-04-10	1,775,925
RiverView HECM Trust
CMO Series 2008-1 Class A1
1.011% 2041	09-29-10	13,548,235

(e)	At December 31, 2010, security was partially or fully on loan.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $31,675,592 or 2.91% of net assets.

(h)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$11,536	$111,754,551	$(111,765,006)	$—	$1,081	$803	$1,081

(i)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$480,466
Fannie Mae Pool	1,312,181
Fannie Mae Principal Strip	15,692
Fannie Mae REMICS	879,595
Federal Farm Credit Bank	818,055
Federal Home Loan Banks	1,465,612
Federal Home Loan Mortgage Corp	109,959
Federal National Mortgage Association	1,270,788
FHLMC Structured Pass Through Securities	520,196
Freddie Mac Non Gold Pool	1,259,578
Freddie Mac Reference REMIC	8,477
Freddie Mac REMICS	773,089
Freddie Mac Strips	227,977
Ginnie Mae I Pool	147,353
Ginnie Mae II Pool	816,812
Government National Mortgage Association	328,635
United States Treasury Inflation Indexed Bonds	45,171
United States Treasury Note/Bond	3,589,574
United States Treasury Strip Coupon	1,072,908
United States Treasury Strip Principal	157,882

Total market value of collateral securities	$15,300,000

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  289

Portfolio of Investments (continued)  VP – PIMCO Mortgage-Backed Securities Fund

Notes to Portfolio of Investments (continued)

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$5,347,854

Total market value of collateral securities	$5,347,854

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$1,557,918
Fannie Mae REMICS	351,276
Freddie Mac Gold Pool	133,255
Freddie Mac REMICS	463,642
Ginnie Mae I Pool	118,675
Government National Mortgage Association	435,234

Total market value of collateral securities	$3,060,000

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only

See accompanying Notes to Financial Statements.

290  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  291

Portfolio of Investments (continued)  VP – PIMCO Mortgage-Backed Securities Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Residential Mortgage-Backed Securities — Agency	$365,824,061	$846,096,355	$—	$1,211,920,416
Residential Mortgage-Backed Securities — Non-Agency	—	11,092,527	33,454,462	44,546,989
Commercial Mortgage-Backed Securities	—	7,103,603	—	7,103,603
U.S. Government Agency Obligations	43,986,875	4,996,553	—	48,983,428
U.S. Treasury Obligations	103,865,944	—	—	103,865,944

Total Bonds	513,676,880	869,289,038	33,454,462	1,416,420,380

Short-Term Securities
Treasury Note Short-Term	3,427,454	—	—	3,427,454
Repurchase Agreements	—	121,000,000	—	121,000,000

Total Short-Term Securities	3,427,454	121,000,000	—	124,427,454

Other
Affiliated Money Market Fund(c)	1,081	—	—	1,081
Investments of Cash Collateral Received for Securities on Loan	—	69,733,500	—	69,733,500

Total Other	1,081	69,733,500	—	69,734,581

Total	$517,105,415	$1,060,022,538	$33,454,462	$1,610,582,415

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities —
Non-Agency
Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	—
Realized gain (loss)	116
Change in unrealized appreciation (depreciation)*	(93,773)
Sales	(7,717)
Purchases	33,555,836
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of December 31, 2010	$33,454,462

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2010 was $(93,773).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

292  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Portfolio of Investments
VP – Pyramis® International Equity Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (95.1%)

AUSTRALIA (8.5%)
AMP Ltd.	350,900	$1,896,542
Australia & New Zealand Banking Group Ltd.	438,300	10,456,388
BHP Billiton Ltd.	175,600	8,118,325
Billabong International Ltd.	213,700	1,779,449
Commonwealth Bank of Australia	165,400	8,579,580
CSL Ltd.	103,000	3,818,981
Foster’s Group Ltd.	868,800	5,041,868
Incitec Pivot Ltd.	324,800	1,314,119
Macquarie Group Ltd.	83,700	3,164,957
MAp Group	1,879,100	5,740,430
Metcash Ltd.	783,600	3,290,482
Newcrest Mining Ltd.	244,026	10,082,555
Origin Energy Ltd.	201,700	3,433,241
Ramsay Health Care Ltd.	93,470	1,699,869
Rio Tinto Ltd.	106,900	9,335,009
Suncorp-Metway Ltd. (a)	264,000	2,322,365
Telstra Corp., Ltd.	388,600	1,107,721
Wesfarmers Ltd.	38,500	1,258,734
Westfield Group	403,800	3,952,348

Total		86,392,963

AUSTRIA (0.5%)
Erste Group Bank AG	55,920	2,640,225
Verbund AG	65,522	2,449,158

Total		5,089,383

BELGIUM (2.2%)
Ageas (b)	1,022,900	2,338,276
Anheuser-Busch InBev NV	155,400	8,891,218
KBC Groep NV (a)(b)	49,000	1,670,332
Solvay SA	20,900	2,228,145
Umicore	133,000	6,919,758

Total		22,047,729

BERMUDA (0.6%)
Li & Fung Ltd.	656,000	3,806,691
Orient Overseas International Ltd.	214,000	2,076,119

Total		5,882,810

DENMARK (1.9%)
Carlsberg A/S, Series B	33,650	3,380,029
Novo Nordisk A/S, Series B	129,300	14,577,847
William Demant Holding AS (a)(b)	23,875	1,766,207

Total		19,724,083

FINLAND (0.6%)
Fortum OYJ	204,100	6,158,623

FRANCE (8.0%)
Accor SA	75,400	3,356,464
Alstom SA	78,400	3,753,072
AXA SA	325,900	5,424,006
BNP Paribas	135,200	8,604,811
Christian Dior SA	14,200	2,029,236
Cie Generale d’Optique Essilor International SA	37,500	2,415,013
Credit Agricole SA	181,200	2,302,137
Danone	52,000	3,268,530
Edenred (a)	107,800	2,552,856
Iliad SA (b)	24,600	2,676,862
L’Oreal SA	33,875	3,762,203
Lagardere SCA	35,093	1,446,307
LVMH Moet Hennessy Louis Vuitton SA	41,240	6,786,458
PPR	24,800	3,945,165
Renault SA (a)	30,700	1,785,230
Safran SA	102,700	3,638,168
Sanofi-Aventis SA	92,500	5,916,844
Schneider Electric SA	44,400	6,647,640
Societe Generale	132,200	7,107,878
Technip SA	17,600	1,625,763
VINCI SA	55,100	2,996,395

Total		82,041,038

GERMANY (8.3%)
BASF SE	82,400	6,612,341
Bayer AG	87,600	6,466,577
BMW AG	70,300	5,527,584
Deutsche Boerse AG	56,500	3,917,897
Deutsche Lufthansa AG (a)	41,800	914,882
Deutsche Post AG	188,800	3,189,070
Fresenius Medical Care AG & Co. KGaA	45,000	2,609,392
GEA Group AG	85,800	2,477,528
HeidelbergCement AG	50,000	3,130,264
Lanxess AG	51,500	4,023,388
Linde AG	61,600	9,367,388
MAN SE	28,000	3,362,059
Metro AG	59,500	4,297,692
Muenchener Rueckversicherungs AG	29,300	4,436,907
SAP AG	146,800	7,455,541
Siemens AG	116,900	14,559,716
Wacker Chemie AG	10,500	1,843,925

Total		84,192,151

GUERNSEY (0.2%)
Resolution Ltd.	650,500	2,374,535

HONG KONG (2.3%)
AIA Group Ltd. (a)	938,000	2,637,069
BOC Hong Kong Holdings Ltd.	1,106,000	3,763,986
Cathay Pacific Airways Ltd.	725,000	2,000,933
Hang Lung Properties Ltd.	668,000	3,124,267
Henderson Land Development Co., Ltd. (b)	382,000	2,604,992
PCCW Ltd.	3,960,000	1,752,754
Swire Pacific Ltd., Series A	218,000	3,584,714
Wharf Holdings Ltd.	562,000	4,324,189

Total		23,792,904

ISRAEL (0.6%)
Mizrahi Tefahot Bank Ltd.	192,200	2,133,974
Teva Pharmaceutical Industries Ltd.	83,200	4,371,948

Total		6,505,922

ITALY (2.5%)
ENI SpA	270,800	5,937,417
Intesa Sanpaolo SpA	1,959,900	5,330,222
Mediobanca SpA (b)	192,900	1,721,241
Saipem SpA	206,500	10,199,316
Unione di Banche Italiane SCPA (b)	251,400	2,206,647

Total		25,394,843

JAPAN (21.2%)
ABC-Mart, Inc. (b)	37,000	1,318,368
Air Water, Inc.	106,000	1,350,543
Aisin Seiki Co., Ltd.	49,700	1,751,901
Asahi Glass Co., Ltd.	186,000	2,163,949
Astellas Pharma, Inc.	88,000	3,345,714
Bridgestone Corp. (b)	195,000	3,754,939
Canon, Inc. (b)	144,500	7,425,026
Chiyoda Corp.	109,000	1,079,984
Dena Co., Ltd.	42,000	1,505,283
Denso Corp.	77,700	2,672,226
East Japan Railway Co.	35,200	2,284,944
Fanuc Corp.	33,600	5,137,871
Fuji Heavy Industries Ltd.	397,000	3,062,713
FUJIFILM Holdings Corp.	93,100	3,354,579
Fujitsu Ltd.	167,000	1,157,462
Hitachi Ltd.	406,000	2,156,320
Honda Motor Co., Ltd.	199,000	7,857,192
Hoya Corp.	56,100	1,356,954
ITOCHU Corp.	329,000	3,316,144
Japan Tobacco, Inc.	999	3,690,242
JSR Corp. (b)	122,000	2,265,287
Kamigumi Co., Ltd.	149,000	1,247,498
KDDI Corp.	180	1,038,397
Komatsu Ltd.	175,000	5,268,898
Kubota Corp.	216,000	2,035,712
Lawson, Inc.	27,200	1,343,272
Makita Corp.	58,000	2,361,003
Mitsubishi Chemical Holdings Corp.	187,000	1,263,627
Mitsubishi Corp.	203,000	5,473,226
Mitsubishi Estate Co., Ltd.	178,000	3,290,872
Mitsubishi Materials Corp. (a)(b)	455,000	1,446,428
Mitsubishi Tanabe Pharma Corp.	119,000	2,006,770
Mitsubishi UFJ Financial Group, Inc.	1,697,000	9,153,812
Mitsubishi UFJ Lease & Finance Co., Ltd.	31,000	1,224,043
Mitsui & Co., Ltd.	308,000	5,069,678
Mitsui Chemicals, Inc.	742,000	2,646,369
Mizuho Financial Group, Inc.	2,033,800	3,816,564
MS&AD Insurance Group Holdings, Inc.	64,000	1,598,202
NHK Spring Co., Ltd. (b)	102,000	1,105,932
Nidec Corp. (b)	15,800	1,593,768
Nintendo Co., Ltd.	8,900	2,599,331
Nippon Telegraph & Telephone Corp.	75,600	3,443,931
Nippon Yusen KK (b)	422,000	1,858,570
Nitto Denko Corp.	29,300	1,374,701

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  293

Portfolio of Investments (continued)  VP – Pyramis® International Equity Fund

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONT.)
NKSJ Holdings, Inc. (a)	333,000	$2,443,697
Nomura Holdings, Inc.	315,000	1,999,437
NSK Ltd.	220,000	1,979,268
NTT DoCoMo, Inc.	1,369	2,385,140
Obayashi Corp.	282,000	1,295,056
ORIX Corp. (b)	42,200	4,136,080
Otsuka Corp. (b)	17,800	1,211,599
Panasonic Corp.	176,000	2,485,827
Promise Co., Ltd. (b)	239,300	1,366,846
Rakuten, Inc. (a)(b)	3,533	2,957,686
Ricoh Co., Ltd.	60,000	875,184
Rohto Pharmaceutical Co., Ltd.	75,000	876,843
Sega Sammy Holdings, Inc.	80,000	1,517,814
Sekisui House Ltd.	137,000	1,380,993
Seven & I Holdings Co., Ltd.	100,000	2,661,398
Shin-Etsu Chemical Co., Ltd.	65,100	3,509,963
SoftBank Corp.	151,300	5,218,820
Sony Corp.	84,500	3,023,230
Sony Financial Holdings, Inc.	421	1,696,136
Start Today Co., Ltd. (b)	62	247,404
Sumitomo Chemical Co., Ltd.	399,000	1,959,415
Sumitomo Corp.	208,000	2,929,155
Sumitomo Electric Industries Ltd.	67,000	926,227
Sumitomo Mitsui Financial Group, Inc.	191,300	6,775,888
Sumitomo Rubber Industries, Ltd. (b)	105,000	1,092,556
Sumitomo Trust & Banking Co., Ltd. (The) (b)	339,000	2,124,501
T&D Holdings, Inc.	79,000	1,993,580
TDK Corp.	42,000	2,909,001
Terumo Corp.	52,500	2,945,671
Tokyo Electric Power Co., Inc. (The)	37,000	902,488
Tokyo Electron Ltd.	53,400	3,363,371
Tokyo Gas Co., Ltd.	1,085,000	4,806,440
Toshiba Corp.	702,000	3,811,362
Toyo Suisan Kaisha Ltd.	43,000	955,073
Toyota Motor Corp.	211,800	8,341,319
UBE Industries Ltd.	485,000	1,452,832
West Japan Railway Co.	271	1,011,882

Total		215,837,427

NETHERLANDS (3.0%)
Aegon NV (a)	480,000	2,936,255
ASML Holding NV	102,400	3,956,073
Gemalto NV (b)	46,300	1,971,009
ING Groep NV-CVA (a)	578,300	5,627,961
Koninklijke KPN NV	140,700	2,053,918
Koninklijke Philips Electronics NV	281,800	8,634,199
Unilever NV	172,600	5,376,049

Total		30,555,464

NORWAY (1.6%)
Aker Solutions ASA (b)	141,100	2,413,105
DNB NOR ASA	304,100	4,288,493
Storebrand ASA (a)	140,000	1,052,995
Telenor ASA	329,200	5,377,467
Yara International ASA	56,600	3,302,628

Total		16,434,688

PAPUA NEW GUINEA (0.2%)
Oil Search Ltd.	306,600	2,205,302

SINGAPORE (1.2%)
Ascendas Real Estate Investment Trust	43,454	70,191
Keppel Corp., Ltd.	582,000	5,141,038
Oversea-Chinese Banking Corp., Ltd. (b)	703,000	5,419,930
Singapore Telecommunications Ltd.	516,000	1,228,092

Total		11,859,251

SPAIN (1.7%)
Banco Bilbao Vizcaya Argentaria SA	493,200	5,028,187
Inditex SA	39,200	2,935,337
Indra Sistemas SA	102,700	1,760,961
Repsol YPF SA	158,400	4,437,404
Telefonica SA	137,500	3,140,285

Total		17,302,174

SWEDEN (2.2%)
CDON Group AB (a)	48,200	223,301
Elekta AB, Series B	96,100	3,700,754
Hennes & Mauritz AB, Series B (b)	137,100	4,574,729
Modern Times Group AB, Series B	48,200	3,199,345
Sandvik AB	72,000	1,407,508
Swedbank AB, Series A (a)	417,800	5,853,236
Telefonaktiebolaget LM Ericsson, Series B	271,600	3,153,454

Total		22,112,327

SWITZERLAND (7.3%)
Adecco SA (b)	56,050	3,682,419
Baloise Holding AG	23,695	2,309,141
Cie Financiere Richemont SA, Series A	53,887	3,174,534
Kuehne & Nagel International AG	40,910	5,702,123
Logitech International SA (a)(b)	31,980	609,206
Lonza Group AG	27,969	2,245,941
Nestlé SA	387,018	22,714,234
Novartis AG	67,550	3,983,615
Sonova Holding AG	17,865	2,307,109
Swisscom AG	20,510	9,032,344
Transocean Ltd. (a)	53,960	3,724,008
UBS AG (a)	611,360	10,055,997
Zurich Financial Services AG	18,225	4,728,265

Total		74,268,936

UNITED KINGDOM (20.3%)
Anglo American PLC	191,200	9,944,405
Associated British Foods PLC	212,300	3,909,578
Barclays PLC	2,055,000	8,384,217
BG Group PLC	562,000	11,357,200
BHP Billiton PLC	132,100	5,254,643
BP PLC	633,500	4,598,783
British Airways PLC (a)(b)	373,800	1,588,312
British Land Co. PLC	340,800	2,787,244
Burberry Group PLC	142,700	2,501,038
Carphone Warehouse Group PLC (a)	31,800	195,988
Experian PLC	176,300	2,193,740
Genting Singapore PLC (a)	1,433,000	2,448,904
GlaxoSmithKline PLC	269,300	5,207,005
HSBC Holdings PLC	1,678,607	17,042,240
IG Group Holdings PLC	156,400	1,243,761
International Power PLC	1,066,200	7,275,217
ITV PLC (a)	2,294,400	2,506,151
Johnson Matthey PLC	110,300	3,505,175
Kazakhmys PLC	80,100	2,015,886
Kingfisher PLC	647,600	2,659,822
Lloyds Banking Group PLC (a)	7,457,000	7,639,404
National Grid PLC	625,200	5,391,059
Pearson PLC	136,700	2,148,617
Prudential PLC	253,200	2,637,364
Reckitt Benckiser Group PLC	131,300	7,216,952
Rexam PLC	377,100	1,956,317
Rio Tinto PLC	19,900	1,392,165
Royal Dutch Shell PLC, Series A	459,900	15,335,665
Royal Dutch Shell PLC, Series B	235,800	7,776,499
SABMiller PLC	142,100	4,999,878
Shire PLC	306,500	7,374,394
TalkTalk Telecom Group PLC	1,916,900	4,782,438
Tesco PLC	1,455,500	9,645,641
Tullow Oil PLC	184,900	3,635,649
Unilever PLC	28,100	860,115
United Business Media Ltd.	175,200	1,885,008
Vodafone Group PLC	5,402,800	13,967,973
Wolseley PLC (a)	36,200	1,154,899
WPP PLC	157,500	1,938,932
Xstrata PLC	357,500	8,392,411

Total		206,750,689

VIRGIN ISLANDS (0.2%)
Playtech Ltd.	317,300	2,097,809

Total Common Stocks
(Cost: $812,506,721)		$969,021,051

Preferred Stocks (1.0%)

GERMANY (1.0%)
Volkswagen AG	62,800	$10,248,821

Total Preferred Stocks
(Cost: $8,310,770)		$10,248,821

See accompanying Notes to Financial Statements.

294  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Shares	Value

Money Market Fund (3.7%)

Columbia Short-Term Cash Fund, 0.229% (c)(d)	37,750,307	$37,750,307

Total Money Market Fund
(Cost: $37,750,307)		$37,750,307

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (4.5%)

Certificates of Deposit (1.2%)
Barclays Bank PLC
02/23/11	0.425%	$1,000,000	$1,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	1,000,000	1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01/18/11	0.430%	2,000,000	2,000,000
KBC Bank NV
01/20/11	0.450%	1,000,000	1,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	2,000,009	2,000,009
Mitsubishi UFJ Trust and Banking Corp.
01/06/11	0.330%	2,000,000	2,000,000
Norinchukin Bank
01/25/11	0.330%	2,500,000	2,500,000
United Overseas Bank Ltd.
02/22/11	0.340%	1,000,000	1,000,000

Total			12,500,009

Repurchase Agreements (3.3%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $5,001,292 (e)
	0.300%	5,000,000	5,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $4,195,896 (e)
	0.170%	4,195,837	4,195,837
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12/31/10, matures 01/03/11, repurchase price $5,000,104 (e)
	0.250%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $11,001,258 (e)
	0.500%	11,000,800	11,000,800
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $5,000,208 (e)
	0.500%	5,000,000	5,000,000
Pershing LLC dated 12/31/10, matures 01/03/11, repurchase price $3,000,113 (e)
	0.450%	3,000,000	3,000,000

Total			33,196,637

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $45,696,646)			$45,696,646

Total Investments
(Cost: $904,264,444)			$1,062,716,825
Other Assets & Liabilities, Net			(43,320,325)

Net Assets			$1,019,396,500

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at December 31, 2010:

	Percentage of
Industry	net assets	Value
Aerospace & Defense	0.4%	$3,638,168
Air Freight & Logistics	0.3	3,189,070
Airlines	0.4	4,504,126
Auto Components	1.0	10,377,553
Automobiles	3.6	36,822,858
Beverages	2.2	22,312,993
Biotechnology	0.4	3,818,981
Building Products	0.2	2,163,949
Capital Markets	1.7	16,941,632
Chemicals	5.4	54,939,605
Commercial Banks	12.8	130,322,652
Commercial Services & Supplies	0.3	2,552,856
Communications Equipment	0.3	3,153,454
Computers & Peripherals	0.7	7,549,040
Construction & Engineering	0.5	5,371,435
Construction Materials	0.3	3,130,265
Consumer Finance	0.5	5,502,926
Containers & Packaging	0.2	1,956,317
Distributors	0.4	3,806,691
Diversified Financial Services	1.2	12,013,661
Diversified Telecommunication Services	3.4	34,595,813
Electric Utilities	0.9	9,510,268
Electrical Equipment	1.3	12,920,707
Electronic Equipment, Instruments & Components	0.9	9,776,854
Energy Equipment & Services	1.8	17,962,192
Food & Staples Retailing	2.2	22,497,219
Food Products	3.6	37,083,578
Gas Utilities	0.5	4,806,440

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  295

Portfolio of Investments (continued)  VP – Pyramis® International Equity Fund

Summary of Investments in Securities by Industry (continued)

	Percentage of
Industry	net assets	Value
Health Care Equipment & Supplies	1.3%	$13,134,754
Health Care Providers & Services	0.4	4,309,261
Hotels, Restaurants & Leisure	0.6	6,028,669
Household Durables	0.7	6,890,050
Household Products	0.7	7,216,952
Independent Power Producers & Energy Traders	0.7	7,275,217
Industrial Conglomerates	2.8	28,334,953
Insurance	4.2	42,825,335
Internet & Catalog Retail	0.5	4,710,373
IT Services	0.3	2,972,560
Leisure Equipment & Products	0.1	1,517,814
Life Sciences Tools & Services	0.2	2,245,941
Machinery	2.3	24,029,849
Marine	0.9	9,636,812
Media	1.3	13,124,360
Metals & Mining	5.5	55,981,828
Multiline Retail	0.4	3,945,164
Multi-Utilities	0.5	5,391,059
Office Electronics	0.8	8,300,210
Oil, Gas & Consumable Fuels	5.7	58,717,161
Personal Products	0.4	3,762,203
Pharmaceuticals	5.3	54,127,556
Professional Services	0.6	5,876,159
Real Estate Investment Trusts (REITs)	0.7	6,809,783
Real Estate Management & Development	1.7	16,929,034
Road & Rail	0.3	3,296,826
Semiconductors & Semiconductor Equipment	0.7	7,319,444
Software	1.2	12,152,680
Specialty Retail	1.1	11,684,244
Textiles, Apparel & Luxury Goods	1.6	16,270,714
Tobacco	0.4	3,690,242
Trading Companies & Distributors	1.8	17,943,103
Transportation Infrastructure	0.7	6,987,928
Wireless Telecommunication Services	2.2	22,610,331
Other(1)	8.2	83,446,953

Total		$1,062,716,825

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

At December 31, 2010, $2,400,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at December 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
E-Mini MSCI EAFE Index	300	$24,915,000	March 2011	$475,815	$—

See accompanying Notes to Financial Statements.

296  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Forward Foreign Currency Exchange Contracts Open at December 31, 2010

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange date	be delivered		be received		appreciation	depreciation
Morgan Stanley	January 3, 2011	283,935		299,238		$—	$(4,989)
		(CHF	)	(USD	)

Bank of America	January 3, 2011	3,640		4,810		—	(56)
		(EUR	)	(USD	)

Brown Brothers Harriman & Co.	January 3, 2011	341,665		263,834		—	(2,779)
		(SGD	)	(USD	)

Bank of America	January 3, 2011	476,958		360,921		5,522	—
		(USD	)	(EUR	)

Brown Brothers Harriman & Co.	January 3, 2011	401,639		520,123		4,231	—
		(USD	)	(SGD	)

Goldman, Sachs & Co.	January 4, 2011	53,306		56,890		—	(225)
		(CHF	)	(USD	)

Morgan Stanley	January 4, 2011	51,868		68,980		—	(358)
		(EUR	)	(USD	)

Citigroup Global Markets Inc.	January 4, 2011	4,458,365		54,370		—	(563)
		(JPY	)	(USD	)

CS First Boston NZ	January 4, 2011	32,513		25,185		—	(187)
		(SGD	)	(USD	)

Morgan Stanley	January 4, 2011	71,400		53,688		370	—
		(USD	)	(EUR	)

UBS Securities	January 4, 2011	149,688		96,569		893	—
		(USD	)	(GBP	)

Brown Brothers Harriman & Co.	January 5, 2011	17,500		23,429		35	—
		(EUR	)	(USD	)

CS First Boston NZ	January 5, 2011	52,245,967		636,463		—	(7,272)
		(JPY	)	(USD	)

Citigroup Global Markets Inc.	January 5, 2011	14,588		11,377		—	(6)
		(SGD	)	(USD	)

Brown Brothers Harriman & Co.	January 5, 2011	29,539		22,064		—	(44)
		(USD	)	(EUR	)

CS First Boston NZ	January 5, 2011	1,301,684		106,852,643		14,872	—
		(USD	)	(JPY	)

Citigroup Global Markets Inc.	January 6, 2011	39,096,112		480,001		—	(1,706)
		(JPY	)	(USD	)

Morgan Stanley	January 6, 2011	8,073		5,168		—	(14)
		(USD	)	(GBP	)

Total						$25,923	$(18,199)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2010, security was partially or fully on loan.

(c)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/
	Beginning	Purchase	proceeds	Realized	Ending	Dividends or
Issuer	cost	cost	from sales	gain/loss	cost	interest income	Value
Columbia Short-Term Cash Fund	$11,535	$847,295,787	$(809,557,015)	$—	$37,750,307	$70,839	$37,750,307

(d)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  297

Portfolio of Investments (continued)  VP – Pyramis® International Equity Fund

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$25,198
Archer Daniels	259,234
Asb Finance Ltd	307,122
Banco Bilbao Vizcaya	829,061
Banco Bilbao Vizcaya Argentaria/New York NY	12,260
BP Capital Markets	154,073
BPCE	110,771
Central American Bank	960
Commonwealth Bank of Australia	155,968
Credit Agricole NA	255
Danske Corp	383,706
Electricite De France	635,382
European Investment Bank	854,923
Gdz Suez	131,977
Golden Funding Corp	9,086
Ing (US) Funding LLC	40
Natexis Banques	98,669
Nationwide Building	615,131
Natixis NY	47,999
Natixis US Finance Co	800
Prudential PLC	185,570
Silver Tower US Fund	2,400
Skandin Ens Banken	24,018
Societe Gen No Amer	399,797
Societe Generale NY	5,199
UBS Ag Stamford	401

Total market value of collateral securities	$5,250,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$4,279,754

Total market value of collateral securities	$4,279,754

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value
Federal Home Loan Banks	$462,827
Federal Home Loan Mortgage Corp	269,471
Federal National Mortgage Association	299,919
Government National Mortgage Association	4,067,797

Total market value of collateral securities	$5,100,014

See accompanying Notes to Financial Statements.

298  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$5,433
Fannie Mae Pool	4,564,838
Fannie Mae REMICS	471,096
Fannie Mae Whole Loan	12,799
Federal Farm Credit Bank	7,331
Federal Home Loan Banks	190,209
Federal Home Loan Mortgage Corp	29,295
FHLMC Structured Pass Through Securities	27,746
Freddie Mac Gold Pool	2,391,951
Freddie Mac Non Gold Pool	283,815
Freddie Mac REMICS	527,377
Ginnie Mae II Pool	386,170
Government National Mortgage Association	716,311
United States Treasury Note/Bond	1,606,445

Total market value of collateral securities	$11,220,816

Nomura Securities (0.500%)
Security description	Value
Fannie Mae Pool	$2,283,415
Freddie Mac Gold Pool	2,816,585

Total market value of collateral securities	$5,100,000

Pershing LLC (0.450%)
Security description	Value
Fannie Mae Pool	$1,557,918
Fannie Mae REMICS	351,276
Freddie Mac Gold Pool	133,255
Freddie Mac REMICS	463,642
Ginnie Mae I Pool	118,675
Government National Mortgage Association	435,234

Total market value of collateral securities	$3,060,000

Currency Legend

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
SGD	Singapore Dollar

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  299

Portfolio of Investments (continued)  VP – Pyramis® International Equity Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

300  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$104,929,670	$—	$104,929,670
Consumer Staples	—	96,563,187	—	96,563,187
Energy	—	76,679,353	—	76,679,353
Financials	—	231,345,024	—	231,345,024
Health Care	—	77,636,493	—	77,636,493
Industrials	—	130,445,942	—	130,445,942
Information Technology	—	51,224,242	—	51,224,242
Materials	—	116,008,014	—	116,008,014
Telecommunication Services	—	57,206,142	—	57,206,142
Utilities	—	26,982,984	—	26,982,984
Preferred Stocks
Consumer Discretionary	—	10,248,821	—	10,248,821

Total Equity Securities	—	979,269,872	—	979,269,872

Other
Affiliated Money Market Fund(c)	37,750,307	—	—	37,750,307
Investments of Cash Collateral Received for Securities on Loan	—	45,696,646	—	45,696,646

Total Other	37,750,307	45,696,646	—	83,446,953

Investments in Securities	37,750,307	1,024,966,518	—	1,062,716,825
Derivatives(d)
Assets
Futures Contracts	475,815	—	—	475,815
Forward Foreign Currency Exchange Contracts	—	25,923	—	25,923
Liabilities
Forward Foreign Currency Exchange Contracts	—	(18,199)	—	(18,199)

Total	$38,226,122	$1,024,974,242	$—	$1,063,200,364

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

(d)	Derivatives are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  301

Portfolio of Investments
VP – Wells Fargo Short Duration Government Fund
December 31, 2010
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	rate	amount	Value

Corporate Bonds & Notes (2.4%)
OTHER FINANCIAL INSTITUTIONS (2.4%)
FIH Erhvervsbank A/S Government Liquid Guaranteed (a)
06/12/13	2.000%	$38,000,000	$38,631,104

Total Corporate Bonds & Notes
(Cost: $37,905,760)			$38,631,104

Residential Mortgage-Backed Securities — Agency (50.8%)

Federal Home Loan Mortgage Corp. (b)
06/01/20	5.500%	$19,628,340	$21,171,005
12/01/38	6.500%	5,052,871	5,594,680
05/01/35	7.000%	12,780,767	14,556,013
09/01/38	7.500%	4,838,705	5,473,993
CMO Series 2420 Class XK
02/15/32	6.500%	4,381,229	4,821,074
CMO Series 3010 Class WA
03/15/19	4.500%	15,500,531	16,119,691
CMO Series 3510 Class BD
03/15/32	4.500%	4,619,000	4,874,501
CMO Series 3531 Class JA
05/15/39	4.500%	10,552,280	11,049,899
CMO Series 3704 Class CT
12/15/36	7.000%	4,267,642	4,785,417
CMO Series T-41 Class 3A
07/25/32	7.299%	194,276	225,919
CMO Series T-42 Class A5
02/25/42	7.500%	93,013	108,814
CMO Series T-51 Class 2A
08/25/42	7.500%	3,003,368	3,489,538
CMO Series T-57 Class 1A3
07/25/43	7.500%	731,176	853,191
CMO Series T-59 Class 1A3
10/25/43	7.500%	282,912	330,972
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,899	3,255
CMO Series T-60 Class 1A2
03/25/44	7.000%	279,646	322,415
CMO Series T-60 Class 1A3
03/25/44	7.500%	119,888	139,895
Federal Home Loan Mortgage Corp. (b)(c)
03/01/36	5.659%	8,832,217	9,422,217
04/01/37	6.093%	2,304,613	2,479,452
09/01/37	6.148%	2,633,390	2,838,894
Federal Home Loan Mortgage Corp. (b)(c)(d)
07/01/38	5.753%	26,354,094	28,331,977
Federal National Mortgage Association (b)
08/01/37	6.000%	31,100,889	34,184,250
08/01/36-10/01/38	6.500%	120,443,217	136,260,503
04/01/35-08/01/36	7.000%	24,653,155	28,082,957
09/01/37	7.500%	5,399,002	6,090,412
CMO Series 1999-T2 Class A1
01/19/39	7.500%	542,103	619,094
CMO Series 2000-T6 Class A1
06/25/30	7.500%	1,085,895	1,231,220
CMO Series 2001-81 Class HE
01/25/32	6.500%	10,806,550	12,048,503
CMO Series 2001-T1 Class A1
10/25/40	7.500%	4,185,308	4,763,536
CMO Series 2001-T10 Class A1
12/25/41	7.000%	3,119,256	3,572,954
CMO Series 2001-T10 Class A2
12/25/41	7.500%	34,999	40,511
CMO Series 2001-T12 Class A2
08/25/41	7.500%	962,322	1,101,159
CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,179,018	1,370,609
CMO Series 2001-T4 Class A1
07/25/41	7.500%	174,438	201,569
CMO Series 2001-T7 Class A1
02/25/41	7.500%	978,033	1,107,472
CMO Series 2001-T8 Class A1
07/25/41	7.500%	3,557,539	4,097,750
CMO Series 2001-W3 Class A
09/25/41	7.000%	251,182	288,042
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,231,285	1,395,584
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,548,645	2,896,660
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,678,265	1,923,711
CMO Series 2002-26 Class A2
01/25/48	7.500%	2,249,615	2,535,739
CMO Series 2002-33 Class A2
06/25/32	7.500%	263,782	308,519
CMO Series 2002-T12 Class A3
05/25/42	7.500%	1,002,235	1,157,581
CMO Series 2002-T16 Class A2
07/25/42	7.000%	47,970	55,090
CMO Series 2002-T16 Class A3
07/25/42	7.500%	704,828	817,600
CMO Series 2002-T18 Class A4
08/25/42	7.500%	1,658,488	1,927,993
CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,795,137	2,059,919
CMO Series 2002-T4 Class A2
12/25/41	7.000%	6,800	7,793
CMO Series 2002-T4 Class A3
12/25/41	7.500%	1,711,034	1,933,469
CMO Series 2002-T6 Class A2
10/25/41	7.500%	480,006	545,351
CMO Series 2002-W1 Class 2A
02/25/42	7.365%	939,115	1,079,982
CMO Series 2002-W3 Class A5
11/25/41	7.500%	1,525,464	1,766,951
CMO Series 2002-W4 Class A5
05/25/42	7.500%	596,598	693,545
CMO Series 2002-W6 Class 2A
06/25/42	7.324%	591,801	684,302
CMO Series 2002-W7 Class A5
02/25/29	7.500%	2,058,256	2,377,286
CMO Series 2002-W8 Class A3
06/25/42	7.500%	217,789	249,913
CMO Series 2003-37 Class QD
05/25/32	5.000%	7,671,842	8,058,673
CMO Series 2003-W2 Class 1A3
07/25/42	7.500%	1,893,210	2,200,857
CMO Series 2003-W3 Class 1A2
08/25/42	7.000%	645,852	740,388
CMO Series 2003-W3 Class 1A3
08/25/42	7.500%	1,131,182	1,298,031
CMO Series 2003-W4 Class 4A
10/25/42	7.500%	1,406,428	1,608,037
CMO Series 2004-61 Class EX
01/25/33	4.500%	19,834	19,823
CMO Series 2004-T2 Class 1A3
11/25/43	7.000%	2,264,710	2,596,511
CMO Series 2004-T2 Class 1A4
11/25/43	7.500%	1,853,684	2,127,102
CMO Series 2004-T3 Class 1A3
02/25/44	7.000%	88,287	101,220
CMO Series 2004-T3 Class 1A4
02/25/44	7.500%	2,245,714	2,576,957
CMO Series 2004-W1 Class 2A2
12/25/33	7.000%	397,851	456,120
CMO Series 2004-W11 Class 1A4
05/25/44	7.500%	2,301,837	2,675,886
CMO Series 2004-W12 Class 1A3
07/25/44	7.000%	642,939	737,077
CMO Series 2004-W12 Class 1A4
07/25/44	7.500%	811,944	943,885
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	307,461	355,763
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	612,956	701,835
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	3,034,650	3,486,491
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	8,287,000	9,455,769
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,894,011	2,198,841
CMO Series 2005-83 Class LA
10/25/35	5.500%	8,944,065	9,866,033
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	3,221,437	3,736,589
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	192,108	220,170
CMO Series 2006-125 Class AE
05/25/31	5.750%	3,224,844	3,297,322
CMO Series 2006-30 Class AB
06/25/33	5.500%	5,879,926	6,121,728
CMO Series 2006-4 Class PB
09/25/35	6.000%	12,955,148	14,278,077
CMO Series 2007-16 Class AB
08/25/35	6.000%	4,320,863	4,645,506
CMO Series 2009-19 Class TA
12/25/37	4.500%	4,497,634	4,714,013
CMO Series 2009-2 Class GA
11/25/45	5.500%	4,583,186	4,798,601
CMO Series 2009-2 Class MA
02/25/39	4.000%	4,222,560	4,269,864
CMO Series 2009-42 Class AP
03/25/39	4.500%	6,252,639	6,432,086
CMO Series 2009-47 Class MT
07/25/39	7.000%	3,716,550	4,139,760

See accompanying Notes to Financial Statements.

302  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Coupon	Principal
Issuer	rate	amount	Value

Residential Mortgage-Backed Securities — Agency (continued)
CMO Series 2009-47 Class PA
07/25/39	4.500%	$6,535,630	$6,899,173
CMO Series 2010-64 Class BA
05/25/40	5.000%	16,771,097	17,372,795
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,772,599	3,200,741
Federal National Mortgage Association (b)(c)
06/01/37	5.858%	18,553,446	19,961,231
CMO Series 2003-W1 Class 2A
12/25/42	7.349%	448,642	513,080
CMO Series 2003-W6 Class PT1
09/25/42	9.876%	34,181	40,183
Federal National Mortgage Association (b)(d)
10/01/21	5.500%	33,985,007	36,687,877
04/01/38	7.000%	55,340,170	63,045,915
Government National Mortgage Association (b)
08/15/36	6.500%	4,426,362	5,030,926
CMO Series 2009-32 Class AP
05/16/39	4.000%	4,330,005	4,465,621
Government National Mortgage Association (b)(c)
10/20/40-12/20/40	3.500%	105,511,001	109,662,670
09/20/40-10/20/40	4.000%	20,123,631	21,157,515
Government National Mortgage Association (b)(e)
01/26/11-03/24/11	3.500%	7,000,000	7,222,867

Total Residential Mortgage-Backed Securities — Agency
(Cost: $798,638,183)			$800,589,950

Commercial Mortgage-Backed Securities (7.8%)

Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A2 (b)
06/11/41	5.286%	$7,355,305	$7,704,108
Credit Suisse First Boston Mortgage Securities Corp. (b) Series 2002-CKN2 Class A3
04/15/37	6.133%	10,000,000	10,414,917
Series 2003-CPN1 Class A2
03/15/35	4.597%	2,509,000	2,624,276
Developers Diversified Realty Corp. Series 2009-DDR1 Class A (a)(b)
10/14/22	3.807%	9,772,782	10,142,704
Federal Home Loan Mortgage Corp. CMO Series K007 Class A1 (b)
12/25/19	3.342%	4,449,604	4,518,077
Federal National Mortgage Association (b)
12/01/11	5.622%	10,236,121	10,497,271
07/01/12	6.108%	9,523,681	9,962,407
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 (b)(c)
04/10/37	5.243%	8,907,000	9,330,430
JP Morgan Chase Commercial Mortgage Securities Corp. (a)(b) Series 2009-IWST Class A1
12/05/27	4.314%	6,846,161	7,173,123
JP Morgan Chase Commercial Mortgage Securities Corp. (b) Series 2003-CB7 Class A4
01/12/38	4.879%	3,124,000	3,309,764
Series 2005-LDP5 Class A4
12/15/44	5.203%	840,000	905,507
LB-UBS Commercial Mortgage Trust (b) Series 2004-C1 Class A4
01/15/31	4.568%	2,098,000	2,189,787
Series 2005-C7 Class A3
11/15/30	5.442%	3,163,000	3,320,566
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 (b)
11/12/35	5.236%	20,719,000	21,962,310
Morgan Stanley Capital I (b) Series 2003-IQ4 Class A2
05/15/40	4.070%	4,086,739	4,235,112
Series 2003-IQ6 Class A4
12/15/41	4.970%	11,210,000	11,944,925
Series 2004-HQ3 Class A4
01/13/41	4.800%	2,000,000	2,095,297

Total Commercial Mortgage-Backed Securities
(Cost: $122,158,095)			$122,330,581

Asset-Backed Securities (6.7%)

Ally Auto Receivables Trust Series 2010-4 Class A4
12/15/15	1.350%	$4,828,000	$4,720,392
Amxca Series 2007-8 Class A (c)
05/15/15	0.560%	6,563,000	6,571,401
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A (c)
09/15/15	0.340%	2,618,000	2,600,314
Chase Issuance Trust Series 2009-A2 Class A2 (c)
04/15/14	1.810%	22,802,000	23,180,244
Honda Auto Receivables Owner Trust Series 2010-3 Class A4
11/21/13	0.940%	11,279,000	11,133,066
MBNA Credit Card Master Note Trust Series 2006-A5 Class A5 (c)
10/15/15	0.320%	14,737,000	14,634,090
Nissan Auto Receivables Owner Trust Series 2010-A Class A4
09/15/16	1.310%	6,400,000	6,337,969
SLM Student Loan Trust (c) Series 2002-6 Class A4CP
03/15/19	0.590%	5,106,066	5,097,072
Series 2005-1 Class A2
04/27/20	0.368%	4,860,962	4,824,888
Series 2008-2 Class A2
01/25/17	0.738%	8,706,000	8,717,048
Series 2008-6-A2
10/25/17	0.838%	18,056,000	18,155,429

Total Asset-Backed Securities
(Cost: $106,217,751)			$105,971,913

U.S. Treasury Obligations (28.2%)

U.S. Treasury
12/31/12	0.625%	1,363,000	1,363,745
U.S. Treasury (d)
10/31/12	0.375%	25,746,000	25,667,552
11/30/12	0.500%	85,198,000	85,088,180
05/15/13	3.625%	90,000,000	96,215,580
12/15/13	0.750%	137,877,000	136,864,466
U.S. Treasury (e)
12/31/12	0.625%	98,624,000	98,677,947

Total U.S. Treasury Obligations
(Cost: $444,206,108)			$443,877,470

	Shares	Value

Money Market Fund (5.0%)

Columbia Short-Term Cash Fund, 0.229% (f)(g)	78,369,813	$78,369,813

Total Money Market Fund
(Cost: $78,369,813)		$78,369,813

	Effective	Par/
Issuer	yield	principal	Value

Treasury Note Short-Term (1.8%)

U.S. Treasury Bill (d)
01/27/11	0.050%	$28,124,000	$28,122,929

Total Treasury Note Short-Term
(Cost: $28,122,968)			$28,122,929

Investments of Cash Collateral Received for Securities on Loan (28.3%)

Asset-Backed Commercial Paper (1.8%)
Antalis US Funding Corp.
01/10/11	0.360%	$9,998,900	$9,998,900
Rheingold Securitization
01/25/11	0.551%	4,992,972	4,992,972
02/16/11	0.521%	2,996,013	2,996,013
Royal Park Investments Funding Corp.
03/25/11	0.501%	9,987,084	9,987,084

Total			27,974,969

Certificates of Deposit (17.3%)
Bank of Nova Scotia
01/03/11	0.300%	20,000,000	20,000,000
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	4,996,106	4,996,106
02/22/11	0.300%	14,988,509	14,988,509
Caisse des Depots
02/23/11	0.340%	12,500,000	12,500,000
Clydesdale Bank PLC
01/21/11	0.370%	5,000,000	5,000,000
Credit Agricole
01/03/11	0.260%	20,000,000	20,000,000
Credit Industrial et Commercial
02/22/11	0.395%	7,000,000	7,000,000
02/23/11	0.380%	9,990,298	9,990,298
DZ Bank AG
01/18/11	0.345%	9,994,062	9,994,062
01/21/11	0.335%	4,997,210	4,997,210

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  303

Portfolio of Investments (continued)  VP – Wells Fargo Short Duration Government Fund

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Den Danske Bank
01/04/11	0.400%	$20,000,000	$20,000,000
Development Bank of Singapore Ltd.
01/25/11	0.310%	8,000,000	8,000,000
02/09/11	0.300%	10,000,000	10,000,000
La Banque Postale
02/17/11	0.365%	10,000,000	10,000,000
Landesbank Hessen Thuringen
01/03/11	0.300%	15,000,066	15,000,066
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
01/27/11	0.330%	5,000,000	5,000,000
Natixis
01/03/11	0.180%	2,000,000	2,000,000
03/07/11	0.440%	12,000,000	12,000,000
Norinchukin Bank
03/02/11	0.350%	10,000,250	10,000,250
Pohjola Bank PLC
03/16/11	0.660%	12,000,000	12,000,000
Societe Generale
02/17/11	0.310%	7,494,063	7,494,063
02/24/11	0.305%	4,996,106	4,996,106
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	12,000,000	12,000,000
Sumitomo Trust & Banking Co., Ltd.
02/18/11	0.345%	5,000,000	5,000,000
02/18/11	0.350%	15,000,000	15,000,000
United Overseas Bank Ltd.
01/18/11	0.330%	5,000,000	5,000,000

Total			272,956,670

Commercial Paper (1.3%)
Macquarie Bank Ltd.
02/09/11	0.375%	9,991,146	9,991,146
Suncorp Metway Ltd.
01/10/11	0.400%	9,996,333	9,996,333

Total			19,987,479

Other Short-Term Obligations (0.4%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	6,000,000	6,000,000

Repurchase Agreements (7.5%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $15,003,875 (h)
	0.300%	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 12/31/10, matures 01/03/11, repurchase price $20,000,667 (h)
	0.400%	20,000,000	20,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $1,094,838 (h)
	0.170%	1,094,823	1,094,823
Nomura Securities dated 12/31/10, matures 01/03/11, repurchase price $83,002,075 (h)
	0.300%	83,000,000	83,000,000

Total			119,094,823

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $446,013,941)			$446,013,941

Total Investments
(Cost: $2,061,632,619)			$2,063,907,701
Other Assets & Liabilities, Net			(488,923,765)

Net Assets			$1,574,983,936

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $55,946,931 or 3.55% of net assets.

(b)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2010.

(d)	At December 31, 2010, security was partially or fully on loan.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	The rate shown is the seven-day current annualized yield at December 31, 2010.

(g)	Investments in affiliates during the year ended December 31, 2010:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$8,529	$3,383,664,048	$(3,305,302,764)	$—	$78,369,813	$179,244	$78,369,813

See accompanying Notes to Financial Statements.

304  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219
BPCE	332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis Us Finance Co	2,400
Prudential PLC	556,711
Silver Tower Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,599
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.400%)
Security description	Value
Fannie Mae Interest Strip	$640,621
Fannie Mae Pool	1,749,575
Fannie Mae Principal Strip	20,923
Fannie Mae REMICS	1,172,793
Federal Farm Credit Bank	1,090,740
Federal Home Loan Banks	1,954,149
Federal Home Loan Mortgage Corp	146,612
Federal National Mortgage Association	1,694,384
FHLMC Structured Pass Through Securities	693,595
Freddie Mac Non Gold Pool	1,679,437
Freddie Mac Reference REMIC	11,303
Freddie Mac REMICS	1,030,785
Freddie Mac Strips	303,969
Ginnie Mae I Pool	196,471
Ginnie Mae II Pool	1,089,082
Government National Mortgage Association	438,180

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  305

Portfolio of Investments (continued)  VP – Wells Fargo Short Duration Government Fund

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value
United States Treasury Inflation Indexed Bonds	$60,229
United States Treasury Note/Bond	4,786,099
United States Treasury Strip Coupon	1,430,544
United States Treasury Strip Principal	210,509

Total market value of collateral securities	$20,400,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$1,116,719

Total market value of collateral securities	$1,116,719

Nomura Securities (0.300%)
Security description	Value
AEP Texas Central Transition Funding LLC	$78,100
Ally Auto Receivables Trust	658,682
American Express Credit Account Master Trust	206,756
AmeriCredit Automobile Receivables Trust	636,573
Ameriquest Mortgage Securities Inc	5,324
Asset Securitization Corp	59,257
Atlantic City Electric Transition Funding LLC	213,370
Banc of America Commercial Mortgage Inc	766,911
Bank of America Auto Trust	243,307
Bayview Commercial Asset Trust	188,151
BMW Vehicle Lease Trust	4,262,052
Capital Auto Receivables Asset Trust	2,203,402
Capital One Auto Finance Trust	317,365
Capital One Multi-Asset Execution Trust	463,230
CarMax Auto Owner Trust	1,258,150
CDC Commercial Mortgage Trust	859,139
CenterPoint Energy Transition Bond Co LLC	1,433,967
Chase Issuance Trust	2,780,530
Citibank Credit Card Issuance Trust	56,373
Citibank Omni Master Trust	3,548,038
Citigroup/Deutsche Bank Commercial Mortgage Trust	5,302,298
CNH Equipment Trust	553,721
Commercial Mortgage Asset Trust	57,755
Commercial Mortgage Pass Through Certificates	732,160
Countrywide Home Loan Mortgage Pass Through Trust	135,786
Credit Suisse First Boston Mortgage Securities Corp	4,315,012
Discover Card Master Trust	376,534
Entergy Gulf States Reconstruction Funding LLC	1,422,692
Ford Credit Auto Owner Trust	1,452,053
GE Capital Commercial Mortgage Corp	4,007,910
Greenwich Capital Commercial Funding Corp	1,813,925
GS Mortgage Securities Corp II	1,887,528
Harley-Davidson Motorcycle Trust	3,225,600
Impac CMB Trust	110,093
JP Morgan Chase Commercial Mortgage Securities Corp	3,952,384
JP Morgan Mortgage Trust	344,840
LB-UBS Commercial Mortgage Trust	2,785,256
Merrill Lynch/Countrywide Commercial Mortgage Trust	578,401
Morgan Stanley Dean Witter Capital I	12,649

See accompanying Notes to Financial Statements.

306  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Nomura Securities (0.300%) (continued)
Security description	Value
Nissan Auto Lease Trust	$557,596
Nissan Auto Receivables Owner Trust	1,928,458
PG&E Energy Recovery Funding LLC	2,734,270
SLM Student Loan Trust	11,776,481
Structured Asset Securities Corp	4,619,030
Toyota Auto Receivables Owner Trust	158,496
USAA Auto Owner Trust	658,334
Wachovia Auto Loan Owner Trust	126,294
Wachovia Bank Commercial Mortgage Trust	9,727,856
World Omni Auto Receivables Trust	895,748
World Omni Automobile Lease Securitization Trust	662,163

Total market value of collateral securities	$87,150,000

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  307

Portfolio of Investments (continued)  VP – Wells Fargo Short Duration Government Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See accompanying Notes to Financial Statements.

308  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Bonds
Corporate Bonds & Notes	$—	$38,631,104	$—	$38,631,104
Residential Mortgage-Backed Securities — Agency	—	793,367,083	7,222,867	800,589,950
Commercial Mortgage-Backed Securities	—	122,330,581	—	122,330,581
Asset-Backed Securities	—	105,971,913	—	105,971,913
U.S. Treasury Obligations	443,877,470	—	—	443,877,470

Total Bonds	443,877,470	1,060,300,681	7,222,867	1,511,401,018

Short-Term Securities
Treasury Note Short-Term	28,122,929	—	—	28,122,929

Total Short-Term Securities	28,122,929	—	—	28,122,929

Other
Affiliated Money Market Fund(c)	78,369,813	—	—	78,369,813
Investments of Cash Collateral Received for Securities on Loan	—	446,013,941	—	446,013,941

Total Other	78,369,813	446,013,941	—	524,383,754

Total	$550,370,212	$1,506,314,622	$7,222,867	$2,063,907,701

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities — Agency
Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(12,133)
Sales	—
Purchases	7,235,000
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of December 31, 2010	$7,222,867

*	Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2010 was $(12,133).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  309

Statement of Assets and Liabilities

	RiverSource	RiverSource	Variable Portfolio –
	Variable Portfolio –	Variable Portfolio –	AllianceBernstein
	Limited Duration Bond	Strategic Income	International Value
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $2,277,767,769, $796,251,586 and $1,041,689,439)	$2,292,786,507	$822,976,473	$1,212,641,576
Affiliated issuers (identified cost $44,122,639, $54,155,709 and $33,511,746)	44,122,639	54,155,709	33,511,746
Investment of cash collateral received for securities on loan (identified cost $166,907,172, $143,378,234 and $65,921,154)	166,907,172	143,378,234	65,921,154

Total investments (identified cost $2,488,797,580, $993,785,529, and $1,141,122,339)	2,503,816,318	1,020,510,416	1,312,074,476
Foreign currency (identified cost $—, $436,756 and $9,733,874)	—	449,654	9,911,482
Margin deposits on future contracts	5,439,800	—	958,697
Unrealized appreciation on forward foreign currency exchange contracts	—	550,187	5,023,792
Receivable for:
Capital shares sold	—	12,980	—
Investments sold	—	127,955	388,253
Dividends	5,166	11,742	963,850
Interest	32,668,368	11,652,227	45,017
Reclaims	84,877	270,721	308,765
Variation margin on futures contracts	—	88,441	—
Expense reimbursement due from Investment Manager	118,039	69,445	98,842

Total assets	2,542,132,568	1,033,743,768	1,329,773,174

Liabilities
Disbursements in excess of cash	—	7,824	—
Due upon return of securities on loan	166,907,172	143,378,234	65,921,154
Unrealized depreciation on forward foreign exchange currency contracts	—	810,891	3,020,473
Payable for:
Investments purchased	—	201,123	4,869,352
Investments purchased on a delayed delivery basis	—	16,332,533	—
Capital shares purchased	539,992	373,773	6,977
Variation margin on futures contracts	1,688,837	—	—
Investment management fees	916,975	377,718	879,388
Distribution fees	253	260	105
Transfer agent fees	119,059	43,688	62,768
Administration fees	125,429	49,452	79,601
Other expenses	174,967	172,738	179,005

Total liabilities	170,472,684	161,748,234	75,018,823

Net assets applicable to outstanding shares	$2,371,659,884	$871,995,534	$1,254,754,351

Represented by
Paid-in capital	$2,315,527,807	$814,087,512	$1,045,411,554
Undistributed net investment income	34,148,322	23,398,700	2,370,290
Accumulated net realized gain (loss)	(6,465,300)	6,734,830	34,140,279
Unrealized appreciation (depreciation) on:
Investments	15,018,738	26,724,887	170,952,137
Foreign currency translations	—	42,583	154,181
Forward foreign currency exchange contracts	—	(260,704)	2,003,319
Futures contracts	13,430,317	1,267,726	(277,409)

Total — representing net assets applicable to outstanding shares	$2,371,659,884	$871,995,534	$1,254,754,351

*Value of securities on loan	$162,659,103	$188,508,097	$63,288,812

Net assets applicable to outstanding shares
Class 1	$2,370,409,589	$870,578,046	$1,254,171,370
Class 2	$1,250,295	$1,417,488	$582,981
Outstanding shares of beneficial interest
Class 1	230,816,955	81,972,023	111,457,013
Class 2	121,999	133,572	51,880
Net asset value per share
Class 1	$10.27	$10.62	$11.25
Class 2	$10.25	$10.61	$11.24

The accompanying Notes to Financial Statements are an integral part of this statement.

310  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	American Century	American Century	Columbia Wanger
	Diversified Bond	Growth	International Equities
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,901,285,171, $1,484,385,453 and $373,975,161)	$1,907,084,097	$1,756,838,313	$466,267,839
Affiliated issuers (identified cost $108,114,030, $24,540,898 and $35,727,879)	108,114,030	24,540,898	35,727,879
Investment of cash collateral received for securities on loan (identified cost $416,239,169, $366,540,420 and $51,901,837)	416,239,169	366,540,420	51,901,837

Total investments (identified cost $2,425,638,370, $1,875,466,771, and $461,604,877)	2,431,437,296	2,147,919,631	553,897,555
Foreign currency (identified cost $1, $— and $2,317,804)	1	—	2,418,694
Unrealized appreciation on forward foreign currency exchange contracts	1,581,830	—	371
Receivable for:
Investments sold	2,404,625	1,785,500	565,734
Dividends	30,193	901,301	572,669
Interest	13,836,702	40,694	61,710
Reclaims	39,254	—	99,181
Expense reimbursement due from Investment Manager	38,692	91,368	—

Total assets	2,449,368,593	2,150,738,494	557,615,914

Liabilities
Disbursements in excess of cash	—	—	17,243
Due upon return of securities on loan	416,239,169	366,540,420	51,901,837
Unrealized depreciation on forward foreign currency exchange contracts	—	97,011	4,110
Payable for:
Investments purchased	2,006,627	—	295,294
Investments purchased on a delayed delivery basis	30,905,903	—	—
Capital shares purchased	389,828	1,529,925	1,040
Investment management fees	776,706	943,250	386,801
Distribution fees	162	38	234
Transfer agent fees	100,161	90,076	25,079
Administration fees	106,532	81,435	33,439
Other expenses	121,127	118,465	203,757

Total liabilities	450,646,215	369,400,620	52,868,834

Net assets applicable to outstanding shares	$1,998,722,378	$1,781,337,874	$504,747,080

Represented by
Partners’ capital	$—	$1,781,337,874	$—
Paid-in capital	1,960,341,307	—	404,367,567
Undistributed net investment income	21,949,596	—	913,363
Accumulated net realized gain	9,049,541	—	7,060,574
Unrealized appreciation (depreciation) on:
Investments	5,798,926	—	92,292,678
Foreign currency translations	1,178	—	116,637
Forward foreign currency exchange contracts	1,581,830	—	(3,739)

Total — representing net assets applicable to outstanding shares	$1,998,722,378	$1,781,337,874	$504,747,080

*Value of securities on loan	$420,819,733	$357,100,977	$49,928,459

Net assets applicable to outstanding shares
Class 1	$1,997,905,442	$1,781,141,290	$503,441,509
Class 2	$816,936	$196,584	$1,305,571
Outstanding shares of beneficial interest
Class 1	190,773,560	157,189,271	40,900,721
Class 2	78,105	17,380	106,016
Net asset value per share
Class 1	$10.47	$11.33	$12.31
Class 2	$10.46	$11.31	$12.31

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  311

Statement of Assets and Liabilities (continued)

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Columbia Wanger	Eaton Vance	Invesco International
	U.S. Equities	Floating-Rate Income	Growth
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $544,709,094, $742,038,539 and $1,289,323,331)	$659,336,272	$754,100,694	$1,548,606,722
Affiliated issuers (identified cost $2,977,593, $56,641,419 and $96,250,809)	2,977,593	56,641,419	96,250,809
Investment of cash collateral received for securities on loan (identified cost $163,501,680, $— and $131,954,932)	163,501,680	—	131,954,932

Total investments (identified cost $711,188,367, $798,679,958 and $1,517,529,072)	825,815,545	810,742,113	1,776,812,463
Cash	4,860	7,597,213	47,789
Foreign currency (identified cost $—, $— and $259,841)	—	—	261,594
Receivable for:
Capital shares sold	—	3,614	—
Investments sold	34,199	—	—
Dividends	349,920	12,844	2,106,768
Interest	36,530	1,889,865	38,480
Reclaims	—	—	195,117
Expense reimbursement due from Investment Manager	25,645	154,887	52,654

Total assets	826,266,699	820,400,536	1,779,514,865

Liabilities
Due upon return of securities on loan	163,501,680	—	131,954,932
Payable for:
Investments purchased	122,556	995,000	354,950
Investments purchased on a delayed delivery basis	—	28,154,704	—
Capital shares purchased	4,436,806	403,796	328
Investment management fees	474,735	417,169	1,139,434
Distribution fees	136	317	71
Transfer agent fees	33,216	39,729	82,271
Administration fees	43,644	45,164	102,355
Other expenses	101,293	180,391	212,495

Total liabilities	168,714,066	30,236,270	133,846,836

Net assets applicable to outstanding shares	$657,552,633	$790,164,266	$1,645,668,029

Represented by
Partners’ capital	$657,552,633	$—	$—
Paid-in capital	—	759,626,420	1,368,685,735
Undistributed (excess of distributions over) net investment income	—	16,779,772	(4,515)
Accumulated net realized gain	—	1,695,919	17,697,099
Unrealized appreciation (depreciation) on:
Investments	—	12,062,155	259,283,391
Foreign currency translations	—	—	6,319

Total — representing net assets applicable to outstanding shares	$657,552,633	$790,164,266	$1,645,668,029

*Value of securities on loan	$158,784,142	$—	$126,980,965

Net assets applicable to outstanding shares
Class 1	$656,773,336	$788,429,535	$1,645,211,683
Class 2	$779,297	$1,734,731	$456,346
Outstanding shares of beneficial interest
Class 1	55,333,084	79,460,787	141,331,145
Class 2	65,764	176,503	39,237
Net asset value per share
Class 1	$11.87	$9.92	$11.64
Class 2	$11.85	$9.83	$11.63

The accompanying Notes to Financial Statements are an integral part of this statement.

312  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –
	J.P. Morgan	Jennison	Variable Portfolio –
	Core Bond	Mid Cap Growth	MFS Value
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,746,892,918, $703,605,802 and $1,347,197,809)	$1,754,241,037	$827,372,498	$1,515,094,786
Affiliated issuers (identified cost $30,414,213, $13,678,787 and $18,185,654)	30,414,213	13,678,787	18,185,654
Investment of cash collateral received for securities on loan (identified cost $310,502,586, $159,376,990 and $105,389,591)	310,502,586	159,376,990	105,389,591

Total investments (identified cost $2,087,809,717, $876,661,579 and $1,470,773,054)	2,095,157,836	1,000,428,275	1,638,670,031
Cash	192,728	—	—
Foreign currency (identified cost $—, $— and $23,402)	—	—	23,402
Receivable for:
Investments sold	82,107	12,270	—
Dividends	3,463	729,753	2,273,387
Interest	12,410,352	28,458	18,424
Reclaims	14,982	—	35,271
Expense reimbursement due from Investment Manager	36,053	46,338	163,249

Total assets	2,107,897,521	1,001,245,094	1,641,183,764

Liabilities
Disbursements in excess of cash	—	—	25,837
Due upon return of securities on loan	310,502,586	159,376,990	105,389,591
Payable for:
Investments purchased	168,094	—	—
Investments purchased on a delayed delivery basis	2,906,588	—	—
Capital shares purchased	201,716	906,902	143,032
Investment management fees	700,761	534,193	812,161
Distribution fees	227	67	67
Transfer agent fees	90,035	42,735	76,968
Administration fees	96,406	41,297	70,510
Other expenses	129,535	103,351	113,164

Total liabilities	314,795,948	161,005,535	106,631,330

Net assets applicable to outstanding shares	$1,793,101,573	$840,239,559	$1,534,552,434

Represented by
Partners’ capital	$—	$840,239,559	$1,534,552,434
Paid-in capital	1,751,380,871	—	—
Undistributed net investment income	20,497,806	—	—
Accumulated net realized gain	13,874,777	—	—
Unrealized appreciation (depreciation) on:
Investments	7,348,119	—	—

Total — representing net assets applicable to outstanding shares	$1,793,101,573	$840,239,559	$1,534,552,434

*Value of securities on loan	$332,760,744	$154,979,563	$103,430,831

Net assets applicable to outstanding shares
Class 1	$1,791,928,464	$839,891,604	$1,534,187,653
Class 2	$1,173,109	$347,955	$364,781
Outstanding shares of beneficial interest
Class 1	172,459,532	73,924,509	142,564,512
Class 2	113,145	30,705	33,939
Net asset value per share
Class 1	$10.39	$11.36	$10.76
Class 2	$10.37	$11.33	$10.75

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  313

Statement of Assets and Liabilities (continued)

		Variable Portfolio –	Variable Portfolio –
	Variable Portfolio –	Mondrian International	Morgan Stanley
	Marsico Growth	Small Cap	Global Real Estate
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,293,272,097, $235,228,369 and $301,373,533)	$1,563,765,997	$295,895,682	$359,253,108
Affiliated issuers (identified cost $26,447,583, $6,249,441 and $7,978,394)	26,447,583	6,249,441	7,978,394
Investment of cash collateral received for securities on loan (identified cost $307,771,469, $25,038,027 and $36,911,844)	307,771,469	25,038,027	36,911,844

Total investments (identified cost $1,627,491,149, $266,515,837 and $346,263,771)	1,897,985,049	327,183,150	404,143,346
Cash	9,388	—	—
Foreign currency (identified cost $—, $7,935, and $1,732,492)	—	7,935	1,742,869
Unrealized appreciation on forward foreign currency exchange contracts	—	3,568	—
Receivable for:
Capital shares sold	—	—	4,373
Investments sold	7,877,128	58,439	780,725
Dividends	907,351	617,760	822,149
Interest	36,130	28,732	10,163
Reclaims	—	106,906	50,786
Expense reimbursement due from Investment Manager	80,476	—	51,363

Total assets	1,906,895,522	328,006,490	407,605,774

Liabilities
Due upon return of securities on loan	307,771,469	25,038,027	36,911,844
Unrealized depreciation on forward foreign currency exchange contracts	—	—	7,632
Payable for:
Investments purchased	5,285,751	679,073	—
Capital shares purchased	1,864,778	—	26
Investment management fees	846,114	235,185	261,225
Distribution fees	62	1	151
Transfer agent fees	80,363	14,971	18,439
Administration fees	73,340	19,962	24,586
Other expenses	110,268	124,105	135,835

Total liabilities	316,032,145	26,111,324	37,359,738

Net assets applicable to outstanding shares	$1,590,863,377	$301,895,166	$370,246,036

Represented by
Partners’ capital	$1,590,863,377	$—	$—
Paid-in capital	—	234,178,016	302,067,161
Undistributed net investment income	—	460,389	4,981,955
Accumulated net realized gain	—	6,579,931	5,300,774
Unrealized appreciation (depreciation) on:
Investments	—	60,667,313	57,879,575
Foreign currency translations	—	5,949	24,203
Forward foreign currency exchange contracts	—	3,568	(7,632)

Total — representing net assets applicable to outstanding shares	$1,590,863,377	$301,895,166	$370,246,036

*Value of securities on loan	$301,029,413	$23,933,491	$35,712,791

Net assets applicable to outstanding shares
Class 1	$1,590,540,052	$301,888,897	$369,366,006
Class 2	$323,325	$6,269	$880,030
Outstanding shares of beneficial interest
Class 1	131,883,883	24,237,845	31,475,185
Class 2	26,856	504	75,138
Net asset value per share
Class 1	$12.06	$12.46	$11.74
Class 2	$12.04	$12.44	$11.71

The accompanying Notes to Financial Statements are an integral part of this statement.

314  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

		Variable Portfolio –	Variable Portfolio –
	Variable Portfolio –	Nuveen Winslow	Partners
	NFJ Dividend Value	Large Cap Growth	Small Cap Growth
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,296,015,558, $1,031,998,169 and $390,081,444)	$1,466,832,283	$1,176,966,845	$482,594,035
Affiliated issuers (identified cost $77,230,081, $17,933,881 and $4,581,311)	77,230,081	17,933,881	4,581,311
Investment of cash collateral received for securities on loan (identified cost $179,336,333, $— and $26,507,062)	179,336,333	—	26,507,062
Repurchase agreements (identified cost $—, $—, $65,088,034)	—	—	65,088,034

Total investments (identified cost $1,552,581,972, $1,049,932,050 and $486,257,851)	1,723,398,697	1,194,900,726	578,770,442
Cash	333,412	—	17,862
Receivable for:
Investments sold	2,739,582	—	3,634,603
Dividends	5,159,121	782,433	210,800
Interest	38,865	—	37,756
Expense reimbursement due from Investment Manager	161,566	79,821	(1,236)

Total assets	1,731,831,243	1,195,762,980	582,670,227

Liabilities
Due upon return of securities on loan	179,336,333	—	91,595,096
Payable for:
Investments purchased	6,552,573	—	2,552,525
Capital shares purchased	138,140	1,889,623	4,231,270
Investment management fees	815,841	646,474	369,828
Distribution fees	33	9	26
Transfer agent fees	77,336	60,399	24,606
Administration fees	70,817	56,703	32,809
Other expenses	112,369	112,493	102,237

Total liabilities	187,103,442	2,765,701	98,908,397

Net assets applicable to outstanding shares	$1,544,727,801	$1,192,997,279	$483,761,830

Represented by
Partners’ capital	$1,544,727,801	$1,192,997,279	$483,761,830

Total — representing net assets applicable to outstanding shares	$1,544,727,801	$1,192,997,279	$483,761,830

*Value of securities on loan	$175,555,267	$—	$88,732,817

Net assets applicable to outstanding shares
Class 1	$1,544,544,450	$1,192,955,369	$483,630,583
Class 2	$183,351	$41,910	$131,247
Outstanding shares of beneficial interest
Class 1	137,204,749	104,434,734	41,096,360
Class 2	16,315	3,677	11,173
Net asset value per share
Class 1	$11.26	$11.42	$11.77
Class 2	$11.24	$11.40	$11.75

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  315

Statement of Assets and Liabilities (continued)

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	PIMCO	Pyramis®	Wells Fargo
	Mortgage-Backed	International	Short Duration
	Securities	Equity	Government
December 31, 2010	Fund	Fund	Fund
Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,539,877,426, $820,817,491 and $1,537,248,865)	$1,540,847,834	$979,269,872	$1,539,523,947
Affiliated issuers (identified cost $1,081, $37,750,307 and $78,369,813)	1,081	37,750,307	78,369,813
Investment of cash collateral received for securities on loan (identified cost $69,733,500, $45,696,646 and $446,013,941)	69,733,500	45,696,646	446,013,941

Total investments (identified cost $1,609,612,007, $904,264,444 and $2,061,632,619)	1,610,582,415	1,062,716,825	2,063,907,701
Cash	10,434,153	—	—
Foreign currency (identified cost $—, $9,447 and $—)	—	9,477	—
Margin deposits on future contracts	—	2,400,000	—
Unrealized appreciation on forward foreign currency exchange contracts	—	25,923	—
Receivable for:
Investments sold	682,298,153	2,022,208	72,335,265
Dividends	—	1,099,360	27,161
Interest	3,121,532	10,771	4,850,109
Reclaims	—	227,588	—
Variation margin on futures contracts	—	183,000	—
Expense reimbursement due from Investment Manager	82,000	43,980	23,728

Total assets	2,306,518,253	1,068,739,132	2,141,143,964

Liabilities
Forward sales commitments, at value (proceeds receivable $148,975,000, $— and $—)	151,448,041	—	—
Disbursements in excess of cash	—	126,000	—
Due upon return of securities on loan	69,733,500	45,696,646	446,013,941
Unrealized depreciation on forward foreign currency exchange contracts	—	18,199	—
Payable for:
Investments purchased	579,137,663	2,465,232	12,794,849
Investments purchased on a delayed delivery basis	416,730,472	—	105,852,891
Capital shares purchased	427,255	101	597,417
Collateral and deposits	60,000	—	—
Investment management fees	433,912	723,191	619,381
Distribution fees	98	10	89
Transfer agent fees	54,456	51,065	79,185
Administration fees	60,827	65,932	85,555
Other expenses	214,156	196,256	116,720

Total liabilities	1,218,300,380	49,342,632	566,160,028

Net assets applicable to outstanding shares	$1,088,217,873	$1,019,396,500	$1,574,983,936
1

316  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	PIMCO	Pyramis®	Wells Fargo
	Mortgage-Backed	International	Short Duration
	Securities	Equity	Government
December 31, 2010	Fund	Fund	Fund
Represented by
Paid-in capital	$1,064,645,891	$833,509,867	$1,554,089,741
Undistributed net investment income	9,676,739	1,046,530	14,674,211
Accumulated net realized gain	15,397,876	25,887,873	3,944,902
Unrealized appreciation (depreciation) on:
Investments	(1,502,633)	158,452,381	2,275,082
Foreign currency translations	—	16,310	—
Forward foreign currency exchange contracts	—	7,724	—
Futures contracts	—	475,815	—

Total — representing net assets applicable to outstanding shares	$1,088,217,873	$1,019,396,500	$1,574,983,936

*Value of securities on loan	$68,571,922	$43,797,493	$437,813,555

Net assets applicable to outstanding shares
Class 1	$1,087,740,038	$1,019,309,406	$1,574,514,599
Class 2	$477,835	$87,094	$469,337
Outstanding shares of beneficial interest
Class 1	104,873,549	88,094,443	154,446,343
Class 2	46,139	7,537	46,129
Net asset value per share
Class 1	$10.37	$11.57	$10.19
Class 2	$10.36	$11.56	$10.17

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  317

Statement of Operations

	RiverSource	RiverSource	Variable Portfolio –
	Variable Portfolio –	Variable Portfolio –	AllianceBernstein
	Limited Duration Bond	Strategic Income	International Value
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$—	$—	$14,890,964
Interest	40,542,664	24,607,030	3,663
Dividends from affiliates	302,087	84,442	52,729
Income from securities lending — net	120,123	148,652	222,853
Foreign taxes withheld	(98,382)	(103,577)	(1,694,788)

Total income	40,866,492	24,736,547	13,475,421

Expenses:
Investment management fees	5,800,957	2,429,386	5,844,239
Distribution fees
Class 2	847	656	303
Transfer agent fees
Class 1	757,321	282,557	421,048
Class 2	204	158	73
Administration fees	794,155	317,004	530,913
Compensation of board members	28,922	10,961	15,802
Custodian fees	75,152	82,869	135,192
Printing and postage fees	75,756	75,756	75,756
Professional fees	43,950	41,724	42,939
Other	40,156	19,736	62,581

Total expenses	7,617,420	3,260,807	7,128,846
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(899,250)	(566,165)	(808,484)

Total net expenses	6,718,170	2,694,642	6,320,362

Net investment income	34,148,322	22,041,905	7,155,059

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,462,349	9,766,172	34,099,505
Foreign currency transactions	—	(348,784)	1,392,499
Forward foreign currency exchange contracts	—	65,493	4,323,836
Futures contracts	(10,927,649)	(1,391,254)	(330,240)
Increase from payment by affiliate (see Note 5)	—	—	371,014

Net realized gain (loss)	(6,465,300)	8,091,627	39,856,614
Net change in unrealized appreciation (depreciation) on:
Investments	15,018,738	26,724,887	170,952,137
Foreign currency translations	—	42,583	154,181
Forward foreign currency exchange contracts	—	(260,704)	2,003,319
Futures contracts	13,430,317	1,267,726	(277,409)

Net change in unrealized appreciation	28,449,055	27,774,492	172,832,228

Net realized and unrealized gain	21,983,755	35,866,119	212,688,842

Net increase in net assets resulting from operations	$56,132,077	$57,908,024	$219,843,901

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

318  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	American Century	American Century	Columbia Wanger
	Diversified Bond	Growth	International Equities
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$—	$15,907,144	$5,090,817
Interest	30,143,337	3	172
Dividends from affiliates	215,466	51,751	45,778
Income from securities lending — net	237,736	201,318	248,638
Foreign taxes withheld	—	(50,663)	(463,412)

Total income	30,596,539	16,109,553	4,921,993

Expenses:
Investment management fees	5,007,933	6,062,389	2,590,174
Distribution fees
Class 2	407	83	596
Transfer agent fees
Class 1	651,411	577,943	169,559
Class 2	98	20	144
Administration fees	689,809	526,427	223,194
Compensation of board members	25,316	22,028	6,578
Custodian fees	20,555	27,728	196,734
Printing and postage fees	75,756	75,756	75,756
Professional fees	42,588	34,818	39,535
Foreign transaction tax	—	—	365,266
Other	41,914	42,305	14,117

Total expenses	6,555,787	7,369,497	3,681,653
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(697,692)	(718,777)	(496,247)

Total net expenses	5,858,095	6,650,720	3,185,406

Net investment income	24,738,444	9,458,833	1,736,587

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	10,187,282	(9,714,853)	7,771,266
Foreign currency transactions	(2,944,463)	38,806	1,722,819
Forward foreign currency exchange contracts	(982,140)	(325,322)	(1,249,432)
Increase from payment by affiliate (see Note 5)	—	—	293,262

Net realized gain (loss)	6,260,679	(10,001,369)	8,537,915
Net change in unrealized appreciation (depreciation) on:
Investments	5,798,511	272,452,860	92,292,678
Foreign currency translations	1,178	—	116,637
Forward foreign currency exchange contracts	1,581,830	(97,011)	(3,739)

Net change in unrealized appreciation	7,381,519	272,355,849	92,405,576

Net realized and unrealized gain	13,642,198	262,354,480	100,943,491

Net increase in net assets resulting from operations	$38,380,642	$271,813,313	$102,680,078

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  319

Statement of Operations (continued)

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	Columbia Wanger	Eaton Vance	Invesco International
	U.S. Equities	Floating-Rate Income	Growth
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$2,779,468	$—	$17,787,537
Interest	—	19,093,472	—
Dividends from affiliates	16,110	190,499	137,884
Income from securities lending — net	212,568	—	230,646
Foreign taxes withheld	(4,620)	—	(1,708,650)

Total income	3,003,526	19,283,971	16,447,417

Expenses:
Investment management fees	2,977,895	2,742,951	7,572,177
Distribution fees
Class 2	319	864	177
Transfer agent fees
Class 1	208,445	264,661	543,676
Class 2	77	208	43
Administration fees	272,631	298,661	682,500
Compensation of board members	7,839	10,222	20,823
Custodian fees	15,242	99,638	194,686
Printing and postage fees	75,756	75,756	75,756
Professional fees	30,730	52,747	44,345
Other	15,531	21,720	63,410

Total expenses	3,604,465	3,567,428	9,197,593
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(304,541)	(1,063,309)	(556,826)

Total net expenses	3,299,924	2,504,119	8,640,767

Net investment income (loss)	(296,398)	16,779,852	7,806,650

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	88,756	1,690,669	16,646,701
Foreign currency transactions	—	—	7,362,944
Forward foreign currency exchange contracts	—	—	(6,378,341)
Increase from payment by affiliate (see Note 5)	25,087	5,250	1,053,697

Net realized gain	113,843	1,695,919	18,685,001
Net change in unrealized appreciation (depreciation) on:
Investments	114,627,178	12,082,155	259,283,391
Foreign currency translations	—	—	6,319

Net change in unrealized appreciation	114,627,178	12,082,155	259,289,710

Net realized and unrealized gain	114,741,021	13,778,074	277,974,711

Net increase in net assets resulting from operations	$114,444,623	$30,557,926	$285,781,361

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

320  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –	Variable Portfolio –
	J.P. Morgan	Jennison	Variable Portfolio –
	Core Bond	Mid Cap Growth	MFS Value
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$—	$7,203,298	$19,600,263
Interest	25,322,096	—	—
Dividends from affiliates	262,865	35,551	59,239
Income from securities lending — net	257,918	145,146	127,691
Foreign taxes withheld	(13,972)	(41,394)	(280,598)

Total income	25,828,907	7,342,601	19,506,595

Expenses:
Investment management fees	4,577,594	3,407,554	5,124,281
Distribution fees
Class 2	609	170	196
Transfer agent fees
Class 1	593,130	276,218	489,080
Class 2	147	41	47
Administration fees	632,435	265,552	447,314
Compensation of board members	23,034	10,495	18,038
Custodian fees	21,152	12,928	30,158
Printing and postage fees	75,756	75,756	75,756
Professional fees	50,950	31,510	34,114
Other	39,135	20,828	24,902

Total expenses	6,013,942	4,101,052	6,243,886
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(682,840)	(405,722)	(1,114,656)

Total net expenses	5,331,102	3,695,330	5,129,230

Net investment income	20,497,805	3,647,271	14,377,365

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,874,777	(6,879,460)	12,589,029
Foreign currency transactions	—	828	(284,936)
Forward foreign currency exchange contracts	—	—	292,811

Net realized gain (loss)	13,874,777	(6,878,632)	12,596,904
Net change in unrealized appreciation (depreciation) on:
Investments	7,348,119	123,766,696	167,896,977
Foreign currency translations	—	—	(7,744)

Net change in unrealized appreciation	7,348,119	123,766,696	167,889,233

Net realized and unrealized gain	21,222,896	116,888,064	180,486,137

Net increase in net assets resulting from operations	$41,720,701	$120,535,335	$194,863,502

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  321

Statement of Operations (continued)

		Variable Portfolio –	Variable Portfolio –
	Variable Portfolio –	Mondrian International	Morgan Stanley
	Marsico Growth	Small Cap	Global Real Estate
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$11,132,672	$5,058,753	$6,978,990
Interest	—	32	7
Dividends from affiliates	112,197	18,791	17,857
Income from securities lending — net	187,627	67,393	54,302
Foreign taxes withheld	—	(431,557)	(196,647)

Total income	11,432,496	4,713,412	6,854,509

Expenses:
Investment management fees	5,469,000	1,552,080	1,760,320
Distribution fees
Class 2	160	9	345
Transfer agent fees
Class 1	522,394	99,743	125,857
Class 2	39	2	83
Administration fees	476,901	131,221	165,678
Compensation of board members	19,894	3,768	4,742
Custodian fees	14,128	46,513	67,915
Printing and postage fees	75,756	79,774	71,706
Professional fees	34,132	39,392	44,204
Other	39,889	7,767	34,875

Total expenses	6,652,293	1,960,269	2,275,725
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(686,662)	—	(509,012)

Total net expenses	5,965,631	1,960,269	1,766,713

Net investment income	5,466,865	2,753,143	5,087,796

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(4,203,325)	6,579,931	4,973,217
Foreign currency transactions	—	(9,855)	(68,645)
Forward foreign currency exchange contracts	—	217,408	34,777
Increase from payment by affiliate (see Note 5)	19,621	—	255,586

Net realized gain (loss)	(4,183,704)	6,787,484	5,194,935
Net change in unrealized appreciation (depreciation) on:
Investments	270,493,900	60,667,313	57,879,575
Foreign currency translations	—	5,949	24,203
Forward foreign currency exchange contracts	—	3,568	(7,632)

Net change in unrealized appreciation	270,493,900	60,676,830	57,896,146

Net realized and unrealized gain	266,310,196	67,464,314	63,091,081

Net increase in net assets resulting from operations	$271,777,061	$70,217,457	$68,178,877

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

322  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

		Variable Portfolio –	Variable Portfolio –
	Variable Portfolio –	Nuveen Winslow	Partners
	NFJ Dividend Value	Large Cap Growth	Small Cap Growth
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$35,416,891	$5,560,043	$1,698,758
Dividends from affiliates	78,626	42,642	27,818
Income from securities lending — net	577,904	68,233	243,684
Foreign taxes withheld	(670,797)	(43,000)	(3,418)

Total income	35,402,624	5,627,918	1,966,842

Expenses:
Investment management fees	5,171,771	4,179,075	2,084,653
Distribution fees
Class 2	89	26	63
Transfer agent fees
Class 1	493,902	392,841	143,777
Class 2	22	7	15
Administration fees	451,275	369,236	189,415
Compensation of board members	18,223	14,906	5,247
Custodian fees	21,128	20,378	35,388
Printing and postage fees	75,756	74,401	67,719
Professional fees	34,184	32,280	30,177
Other	25,581	30,091	6,958

Total expenses	6,291,931	5,113,241	2,563,412
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,112,145)	(627,276)	(33,114)

Total net expenses	5,179,786	4,485,965	2,530,298

Net investment income (loss)	30,222,838	1,141,953	(563,456)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	35,360,662	44,872,054	3,998,478
Foreign currency transactions	—	(1,989)	—

Net realized gain	35,360,662	44,870,065	3,998,478
Net change in unrealized appreciation (depreciation) on:
Investments	170,816,725	144,968,676	92,512,591

Net realized and unrealized gain	206,177,387	189,838,741	96,511,069

Net increase in net assets resulting from operations	$236,400,225	$190,980,694	$95,947,613

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  323

Statement of Operations (continued)

	Variable Portfolio –	Variable Portfolio –	Variable Portfolio –
	PIMCO	Pyramis®	Wells Fargo
	Mortgage-Backed	International	Short Duration
	Securities	Equity	Government
Year ended December 31, 2010(a)	Fund	Fund	Fund
Net investment income
Income:
Dividends	$—	$10,700,642	$—
Interest	10,923,511	389	19,099,056
Dividends from affiliates	803	70,839	179,244
Income from securities lending — net	18,131	111,109	155,236
Foreign taxes withheld	—	(986,553)	—

Total income	10,942,445	9,896,426	19,433,536

Expenses:
Investment management fees	2,895,760	4,784,388	4,108,854
Distribution fees
Class 2	291	27	272
Transfer agent fees
Class 1	367,370	342,328	529,939
Class 2	70	7	66
Administration fees	407,796	437,802	570,017
Compensation of board members	14,194	12,905	20,480
Custodian fees	214,438	189,786	16,152
Printing and postage fees	80,428	79,774	75,756
Professional fees	38,694	42,091	40,912
Other	27,402	23,792	38,045

Total expenses	4,046,443	5,912,900	5,400,493
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(749,516)	(544,312)	(641,166)

Total net expenses	3,296,927	5,368,588	4,759,327

Net investment income	7,645,518	4,527,838	14,674,209

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	16,893,323	21,020,745	3,944,902
Foreign currency transactions	—	(3,719,419)	—
Forward foreign currency exchange contracts	—	3,458,129	—
Futures contracts	(573,390)	5,348,600	—
Options contracts written	182,455	—	—
Swap contracts	926,709	—	—

Net realized gain	17,429,097	26,108,055	3,944,902
Net change in unrealized appreciation (depreciation) on:
Investments	(1,502,633)	158,452,381	2,275,027
Foreign currency translations	—	16,310	—
Forward foreign currency exchange contracts	—	7,724	—
Futures contracts	—	475,815	—

Net change in unrealized appreciation (depreciation)	(1,502,633)	158,952,230	2,275,027

Net realized and unrealized gain	15,926,464	185,060,285	6,219,929

Net increase in net assets resulting from operations	$23,571,982	$189,588,123	$20,894,138

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

324  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Statement of Changes in Net Assets

	RiverSource		RiverSource		Variable Portfolio –
	Variable Portfolio –		Variable Portfolio –		AllianceBernstein
	Limited Duration Bond		Strategic Income		International Value
Year ended December 31, 2010(a)	Fund		Fund		Fund
Operations and distributions
Net investment income	$34,148,322		$22,041,905		$7,155,059
Net realized gain (loss)	(6,465,300)		8,091,627		39,856,614
Net change in unrealized appreciation	28,449,055		27,774,492		172,832,228

Net increase in net assets resulting from operations	56,132,077		57,908,024		219,843,901

Distributions to shareholders from:
Net investment income
Class 1	—		—		(10,498,553)
Class 2	—		—		(2,549)

Total distributions to shareholders	—		—		(10,501,102)

Increase in net assets from share transactions	2,315,516,272		814,062,954		1,045,400,019

Total increase in net assets	2,371,648,349		871,970,978		1,254,742,818
Net assets at beginning of year	11,535	(b)	24,556	(c)	11,533 (d)

Net assets at end of year	$2,371,659,884		$871,995,534		$1,254,754,351

Undistributed net investment income	$34,148,322		$23,398,700		$2,370,290

	RiverSource		RiverSource		Variable Portfolio –
	Variable Portfolio –		Variable Portfolio –		AllianceBernstein
	Limited Duration Bond		Strategic Income		International Value
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	231,562,661	2,321,856,290	84,195,018	834,686,510	112,142,834	1,051,938,321
Distributions reinvested	—	—	—	—	1,009,638	10,498,553
Redemptions	(746,360)	(7,583,471)	(2,224,951)	(22,027,484)	(1,696,113)	(17,586,169)

Net increase	230,816,301	2,314,272,819	81,970,067	812,659,026	111,456,359	1,044,850,705

Class 2 shares
Subscriptions	148,057	1,517,580	137,776	1,453,515	53,242	568,567
Distributions reinvested	—	—	—	—	229	2,549
Redemptions	(26,558)	(274,127)	(4,704)	(49,587)	(2,091)	(21,802)

Net increase	121,499	1,243,453	133,072	1,403,928	51,380	549,314

Total net increase	230,937,800	2,315,516,272	82,103,139	814,062,954	111,507,739	1,045,400,019

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $5, and an increase in net assets resulting from proceeds from sales of shares of $67,789 and a decrease in net assets resulting from payments for redemptions of shares of $50,728 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  325

Statement of Changes in Net Assets (continued)

	Variable Portfolio –		Variable Portfolio –		Variable Portfolio –
	American Century		American Century		Columbia Wanger
	Diversified Bond		Growth		International Equities
Year ended December 31, 2010(a)	Fund		Fund		Fund
Operations and distributions
Net investment income	$24,738,444		$9,458,833		$1,736,587
Net realized gain (loss)	6,260,679		(10,001,369)		8,537,915
Net change in unrealized appreciation	7,381,519		272,355,849		92,405,576

Net increase in net assets resulting from operations	38,380,642		271,813,313		102,680,078

Distributions to shareholders from:
Net investment income
Class 1	—		—		(2,299,420)
Class 2	—		—		(1,144)

Total distributions to shareholders	—		—		(2,300,564)

Increase in net assets from share transactions	1,960,313,272		1,509,513,027		404,360,067

Total increase in net assets	1,998,693,914		1,781,326,340		504,739,581
Net assets at beginning of year	28,464	(b)	11,534	(c)	7,499 (d)

Net assets at end of year	$1,998,722,378		$1,781,337,874		$504,747,080

Undistributed net investment income	$21,949,596		$—		$913,363

	Variable Portfolio –		Variable Portfolio –		Variable Portfolio –
	American Century		American Century		Columbia Wanger
	Diversified Bond		Growth		International Equities
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	194,702,664	1,999,994,210	158,957,339	1,528,083,687	41,378,359	408,455,693
Distributions reinvested	—	—	—	—	216,049	2,299,420
Redemptions	(3,931,408)	(40,502,156)	(1,768,722)	(18,748,024)	(693,937)	(7,599,039)

Net increase	190,771,256	1,959,492,054	157,188,617	1,509,335,663	40,900,471	403,156,074

Class 2 shares
Subscriptions	84,222	890,096	17,465	183,522	106,524	1,215,778
Distributions reinvested	—	—	—	—	99	1,143
Redemptions	(6,617)	(68,878)	(585)	(6,158)	(1,107)	(12,928)

Net increase	77,605	821,218	16,880	177,364	105,516	1,203,993

Total net increase	190,848,861	1,960,313,272	157,205,497	1,509,513,027	41,005,987	404,360,067

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Initial capital of $24,000 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $426, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $7,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

326  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –		Variable Portfolio –		Variable Portfolio –
	Columbia Wanger		Eaton Vance		Invesco International
	U.S. Equities		Floating-Rate Income		Growth
Year ended December 31, 2010(a)	Fund		Fund		Fund
Operations and distributions
Net investment income (loss)	$(296,398)		$16,779,852		$7,806,650
Net realized gain	113,843		1,695,919		18,685,001
Net change in unrealized appreciation	114,627,178		12,082,155		259,289,710

Net increase in net assets resulting from operations	114,444,623		30,557,926		285,781,361

Distributions to shareholders from:
Net investment income
Class 1	—		—		(8,798,596)
Class 2	—		—		(469)

Total distributions to shareholders	—		—		(8,799,065)

Increase in net assets from share transactions	543,095,511		759,097,385		1,368,674,200

Total increase in net assets	657,540,134		789,655,311		1,645,656,496
Net assets at beginning of year	12,499	(b)	508,955	(c)	11,533 (d)

Net assets at end of year	$657,552,633		$790,164,266		$1,645,668,029

Undistributed (excess of distributions over) net investment income	$—		$16,779,772		$(4,515)

	Variable Portfolio –		Variable Portfolio –		Variable Portfolio –
	Columbia Wanger		Eaton Vance		Invesco International
	U.S. Equities		Floating-Rate Income		Growth
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	56,621,839	556,754,584	79,957,147	762,765,431	142,064,592	1,376,017,043
Distributions reinvested	—	—	—	—	852,717	8,798,596
Redemptions	(1,289,505)	(14,348,835)	(548,764)	(5,365,751)	(1,586,818)	(16,572,081)

Net increase	55,332,334	542,405,749	79,408,383	757,399,680	141,330,491	1,368,243,558

Class 2 shares
Subscriptions	66,245	701,275	177,110	1,708,475	39,583	439,539
Distributions reinvested	—	—	—	—	42	469
Redemptions	(981)	(11,513)	(1,107)	(10,770)	(888)	(9,366)

Net increase	65,264	689,762	176,003	1,697,705	38,737	430,642

Total net increase	55,397,598	543,095,511	79,584,386	759,097,385	141,369,228	1,368,674,200

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $525,000 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $20,082, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  327

Statement of Changes in Net Assets (continued)

	Variable Portfolio –		Variable Portfolio –
	J.P. Morgan		Jennison		Variable Portfolio –
	Core Bond		Mid Cap Growth		MFS Value
Year ended December 31, 2010(a)	Fund		Fund		Fund
Operations
Net investment income	$20,497,805		$3,647,271		$14,377,365
Net realized gain (loss)	13,874,777		(6,878,632)		12,596,904
Net change in unrealized appreciation	7,348,119		123,766,696		167,889,233

Net increase in net assets resulting from operations	41,720,701		120,535,335		194,863,502

Increase in net assets from share transactions	1,751,369,337		719,692,690		1,339,677,397

Total increase in net assets	1,793,090,038		840,228,025		1,534,540,899
Net assets at beginning of year	11,535	(b)	11,534	(c)	11,535	(d)

Net assets at end of year	$1,793,101,573		$840,239,559		$1,534,552,434

Undistributed net investment income	$20,497,806		$—		$—

	Variable Portfolio –		Variable Portfolio –
	J.P. Morgan		Jennison		Variable Portfolio –
	Core Bond		Mid Cap Growth		MFS Value
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	183,982,410	1,867,395,864	74,852,822	729,396,909	143,791,969	1,351,320,687
Redemptions	(11,523,532)	(117,205,791)	(928,967)	(10,016,813)	(1,228,111)	(11,976,086)

Net increase	172,458,878	1,750,190,073	73,923,855	719,380,096	142,563,858	1,339,344,601

Class 2 shares
Subscriptions	119,257	1,247,219	30,658	316,960	34,631	344,460
Redemptions	(6,612)	(67,955)	(453)	(4,366)	(1,192)	(11,664)

Net increase	112,645	1,179,264	30,205	312,594	33,439	332,796

Total net increase	172,571,523	1,751,369,337	73,954,060	719,692,690	142,597,297	1,339,677,397

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

328  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

			Variable Portfolio –	Variable Portfolio –
	Variable Portfolio –		Mondrian International	Morgan Stanley
	Marsico Growth		Small Cap	Real Estate
Year ended December 31, 2010(a)	Fund		Fund	Fund
Operations and distributions
Net investment income (loss)	$5,466,865		$2,753,143	$5,087,796
Net realized gain (loss)	(4,183,704)		6,787,484	5,194,935
Net change in unrealized appreciation	270,493,900		60,676,830	57,896,146

Net increase in net assets resulting from operations	271,777,061		70,217,457	68,178,877

Distributions to shareholders from:
Net investment income
Class 1	—		(2,500,263)	—
Class 2	—		(42)	—

Total distributions to shareholders	—		(2,500,305)	—

Increase in net assets from share transactions	1,319,073,817		234,166,481	302,055,625

Total increase in net assets	1,590,850,878		301,883,633	370,234,502
Net assets at beginning of year	12,499	(b)	11,533 (c)	11,534	(d)

Net assets at end of year	$1,590,863,377		$301,895,166	$370,246,036

Undistributed net investment income	$—		$460,389	$4,981,955

			Variable Portfolio –		Variable Portfolio –
	Variable Portfolio –		Mondrian International		Morgan Stanley
	Marsico Growth		Small Cap		Real Estate
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	133,667,023	1,338,930,107	24,624,020	238,381,644	32,186,125	308,858,524
Distributions reinvested	—	—	214,735	2,500,263	—	—
Redemptions	(1,783,890)	(20,145,653)	(601,564)	(6,715,468)	(711,594)	(7,642,367)

Net increase	131,883,133	1,318,784,454	24,237,191	234,166,439	31,474,531	301,216,157

Class 2 shares
Subscriptions	27,774	304,744	—	—	75,185	845,418
Distributions reinvested	—	—	4	42	—	—
Redemptions	(1,418)	(15,381)	—	—	(547)	(5,950)

Net increase	26,356	289,363	4	42	74,638	839,468

Total net increase	131,909,489	1,319,073,817	24,237,195	234,166,481	31,549,169	302,055,625

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  329

Statement of Changes in Net Assets (continued)

			Variable Portfolio –		Variable Portfolio –
	Variable Portfolio –		Nuveen Winslow		Partners
	NFJ Dividend Value		Large Cap Growth		Small Cap Growth
Year ended December 31, 2010(a)	Fund		Fund		Fund
Operations
Net investment income (loss)	$30,222,838		$1,141,953		$(563,456)
Net realized gain	35,360,662		44,870,065		3,998,478
Net change in unrealized appreciation	170,816,725		144,968,676		92,512,591

Net increase in net assets resulting from operations	236,400,225		190,980,694		95,947,613

Increase in net assets from share transactions	1,308,316,041		1,002,005,050		387,802,684

Total increase in net assets	1,544,716,266		1,192,985,744		483,750,297
Net assets at beginning of year	11,535	(b)	11,535	(c)	11,533	(d)

Net assets at end of year	$1,544,727,801		$1,192,997,279		$483,761,830

			Variable Portfolio –		Variable Portfolio –
	Variable Portfolio –		Nuveen Winslow		Partners
	NFJ Dividend Value		Large Cap Growth		Small Cap Growth
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	138,511,675	1,321,266,919	105,880,806	1,017,520,952	42,151,805	399,499,582
Redemptions	(1,307,580)	(13,114,614)	(1,446,726)	(15,548,868)	(1,056,099)	(11,809,069)

Net increase	137,204,095	1,308,152,305	104,434,080	1,001,972,084	41,095,706	387,690,513

Class 2 shares
Subscriptions	19,811	205,387	3,373	35,146	11,131	116,688
Redemptions	(3,996)	(41,651)	(196)	(2,180)	(458)	(4,517)

Net increase	15,815	163,736	3,177	32,966	10,673	112,171

Total net increase	137,219,910	1,308,316,041	104,437,257	1,002,005,050	41,106,379	387,802,684

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $5, and an increase in net assets resulting from proceeds from sales of shares of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

330  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

	Variable Portfolio –		Variable Portfolio –	Variable Portfolio –
	PIMCO		Pyramis®	Wells Fargo
	Mortgage-Backed		International	Short Duration
	Securities		Equity	Government
Year ended December 31, 2010(a)	Fund		Fund	Fund
Operations and distributions
Net investment income	$7,645,518		$4,527,838	$14,674,209
Net realized gain	17,429,097		26,108,055	3,944,902
Net change in unrealized appreciation (depreciation)	(1,502,633)		158,952,230	2,275,027

Net increase in net assets resulting from operations	23,571,982		189,588,123	20,894,138

Distributions to shareholders from:
Net investment income
Class 1	—		(3,701,326)	—
Class 2	—		(162)	—

Total distributions to shareholders	—		(3,701,488)	—

Increase in net assets from share transactions	1,064,634,356		833,498,332	1,554,062,206

Total increase in net assets	1,088,206,338		1,019,384,967	1,574,956,344
Net assets at beginning of year	11,535	(b)	11,533 (c)	27,592	(d)

Net assets at end of year	$1,088,217,873		$1,019,396,500	$1,574,983,936

Undistributed net investment income	$9,676,739		$1,046,530	$14,674,211

	Variable Portfolio –		Variable Portfolio –		Variable Portfolio –
	PIMCO		Pyramis®		Wells Fargo
	Mortgage-Backed		International		Short Duration
	Securities		Equity		Government
	Fund		Fund		Fund
Year ended December 31, 2010(a)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	105,209,468	1,067,634,080	93,037,813	880,031,435	154,988,922	1,559,124,467
Distributions reinvested	—	—	336,829	3,701,326	—	—
Redemptions	(336,573)	(3,473,048)	(5,280,853)	(50,314,314)	(544,833)	(5,525,466)

Net increase	104,872,895	1,064,161,032	88,093,789	833,418,447	154,444,089	1,553,599,001

Class 2 shares
Subscriptions	46,025	477,334	7,263	82,429	47,442	481,668
Distributions reinvested	—	—	14	162	—	—
Redemptions	(386)	(4,010)	(240)	(2,706)	(1,813)	(18,463)

Net increase	45,639	473,324	7,037	79,885	45,629	463,205

Total net increase	104,918,534	1,064,634,356	88,100,826	833,498,332	154,489,718	1,554,062,206

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(c)	Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

(d)	Initial capital of $23,500 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $55, and an increase in net assets resulting from proceeds from sales of shares of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  331

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

RiverSource Variable Portfolio — Limited Duration Bond Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.18
Net realized and unrealized gain on investments	.09

Total from investment operations	.27

Net asset value, end of period	$10.27

Total return	2.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.61%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.54%	(c)

Net investment income	2.75%	(c)

Supplemental data
Net assets, end of period (in thousands)	$2,370,410

Portfolio turnover(e)	16%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain on investments	.08

Total from investment operations	.25

Net asset value, end of period	$10.25

Total return	2.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.79%	(c)

Net investment income	2.64%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,250

Portfolio turnover(e)	16%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

332  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

RiverSource Variable Portfolio — Strategic Income Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.32
Net realized and unrealized gain on investments	.30

Total from investment operations	.62

Net asset value, end of period	$10.62

Total return	6.20%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.70%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.58%	(c)

Net investment income	4.75%	(c)

Supplemental data
Net assets, end of period (in thousands)	$870,578

Portfolio turnover	46%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.32
Net realized and unrealized gain on investments	.29

Total from investment operations	.61

Net asset value, end of period	$10.61

Total return	6.10%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.96%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.83%	(c)

Net investment income	4.70%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,417

Portfolio turnover	46%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  333

Financial Highlights (continued)

Variable Portfolio — AllianceBernstein International Value Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.07
Net realized and unrealized gain on investments	1.27
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.34

Less distributions to shareholders from:
Net investment income	(.09)

Net asset value, end of period	$11.25

Total return	13.53%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.04%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.92%	(e)

Net investment income	1.04%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,254,171

Portfolio turnover	29%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments	1.30
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.32

Less distributions to shareholders from:
Net investment income	(.08)

Net asset value, end of period	$11.24

Total return	13.30%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.29%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.17%	(e)

Net investment income	0.28%	(e)

Supplemental data
Net assets, end of period (in thousands)	$583

Portfolio turnover	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01 per share.
(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

334  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — American Century Diversified Bond Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.15

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain on investments	.16

Total from investment operations	.32

Net asset value, end of period	$10.47

Total return	3.15%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	2.32%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,997,905

Portfolio turnover	66%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.15

Income from investment operations:
Net investment income	.15
Net realized and unrealized gain on investments	.16

Total from investment operations	.31

Net asset value, end of period	$10.46

Total return	3.05%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	2.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$817

Portfolio turnover	66%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  335

Financial Highlights (continued)

Variable Portfolio — American Century Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain on investments	1.27

Total from investment operations	1.33

Net asset value, end of period	$11.33

Total return	13.30%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)

Net investment income	1.00%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,781,141

Portfolio turnover	56%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain on investments	1.22

Total from investment operations	1.31

Net asset value, end of period	$11.31

Total return	13.10%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)

Net investment income	1.24%	(c)

Supplemental data
Net assets, end of period (in thousands)	$197

Portfolio turnover	56%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

336  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — Columbia Wanger International Equities Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	2.32
Increase from payment by affiliate	.01

Total from investment operations	2.37

Less distributions to shareholders from:
Net investment income	(.06)

Net asset value, end of period	$12.31

Total return	23.75%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.33%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.15%	(d)

Net investment income	0.63%	(d)

Supplemental data
Net assets, end of period (in thousands)	$503,442

Portfolio turnover	20%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.00	(f)
Net realized and unrealized gain on investments	2.35
Increase from payment by affiliate	.01

Total from investment operations	2.36

Less distributions to shareholders from:
Net investment income	(.05)

Net asset value, end of period	$12.31

Total return	23.63%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.48%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.40%	(d)

Net investment income	0.05%	(d)

Supplemental data
Net assets, end of period (in thousands)	$1,306

Portfolio turnover	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds). The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  337

Financial Highlights (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain on investments	1.88
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.87

Net asset value, end of period	$11.87

Total return	18.70%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.06%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.97%	(d)

Net investment loss	(0.09%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$656,773

Portfolio turnover	17%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.00	(b)
Net realized and unrealized gain on investments	1.85
Increase from payment by affiliate	.00	(b)

Total from investment operations	1.85

Net asset value, end of period	$11.85

Total return	18.50%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.31%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.22%	(d)

Net investment income	0.02%	(d)

Supplemental data
Net assets, end of period (in thousands)	$779

Portfolio turnover	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01 per share.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

338  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.62

Income from investment operations:
Net investment income	.24
Net realized and unrealized gain on investments	.06

Total from investment operations	.30

Net asset value, end of period	$9.92

Total return	3.12%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.83%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.58%	(d)

Net investment income	3.89%	(d)

Supplemental data
Net assets, end of period (in thousands)	$788,430

Portfolio turnover	19%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.62

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investments(b)	(.04)

Total from investment operations	.21

Net asset value, end of period	$9.83

Total return	2.18%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.08%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.83%	(d)

Net investment income	3.97%	(d)

Supplemental data
Net assets, end of period (in thousands)	$1,735

Portfolio turnover	19%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  339

Financial Highlights (continued)

Variable Portfolio — Invesco International Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain on investments	1.63
Increase from payment by affiliate	.01

Total from investment operations	1.70

Less distributions to shareholders from:
Net investment income	(.06)

Net asset value, end of period	$11.64

Total return	17.11%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.02%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.96%	(d)

Net investment income	0.87%	(d)

Supplemental data
Net assets, end of period (in thousands)	$1,645,212

Portfolio turnover	17%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments	1.65
Increase from payment by affiliate	.01

Total from investment operations	1.68

Less distributions to shareholders from:
Net investment income	(.05)

Net asset value, end of period	$11.63

Total return	16.89%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.29%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)

Net investment income	0.30%	(d)

Supplemental data
Net assets, end of period (in thousands)	$456

Portfolio turnover	17%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds). The accompanying Notes to Financial Statements are an integral part of this statement.

340  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — J.P. Morgan Core Bond Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain on investments	.25

Total from investment operations	.39

Net asset value, end of period	$10.39

Total return	3.90%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	2.12%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,791,930

Portfolio turnover	78%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.15
Net realized and unrealized gain on investments	.22

Total from investment operations	.37

Net asset value, end of period	$10.37

Total return	3.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	2.26%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,173

Portfolio turnover	78%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  341

Financial Highlights (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.05
Net realized and unrealized gain on investments	1.31

Total from investment operations	1.36

Net asset value, end of period	$11.36

Total return	13.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.91%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.82%	(c)

Net investment income	0.81%	(c)

Supplemental data
Net assets, end of period (in thousands)	$839,892

Portfolio turnover	25%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	1.25

Total from investment operations	1.33

Net asset value, end of period	$11.33

Total return	13.30%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)

Net investment income	1.20%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$348

Portfolio turnover	25%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

342  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — MFS Value Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.66

Total from investment operations	.76

Net asset value, end of period	$10.76

Total return	7.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.64%	(c)

Net investment income	1.79%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,534,188

Portfolio turnover	13%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	.64

Total from investment operations	.75

Net asset value, end of period	$10.75

Total return	7.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.89%	(c)

Net investment income	1.67%	(c)

Supplemental data
Net assets, end of period (in thousands)	$365

Portfolio turnover	13%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  343

Financial Highlights (continued)

Variable Portfolio — Marsico Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	2.02
Increase from payment by affiliate	.00	(b)

Total from investment operations	2.06

Net asset value, end of period	$12.06

Total return	20.60%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.78%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.70%	(e)

Net investment income	0.64%	(e)

Supplemental data
Net assets, end of period (in thousands)	$1,590,540

Portfolio turnover	44%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	2.00
Increase from payment by affiliate	.00	(b)

Total from investment operations	2.04

Net asset value, end of period	$12.04

Total return	20.40%	(c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.03%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.95%	(e)

Net investment income	0.51%	(e)

Supplemental data
Net assets, end of period (in thousands)	$323

Portfolio turnover	44%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	Rounds to less than $0.01 per share.
(c)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

344  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — Mondrian International Small Cap Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain on investments	2.44

Total from investment operations	2.56

Less distributions to shareholders from:
Net investment income	(.10)

Net asset value, end of period	$12.46

Total return	25.71%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.20%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.20%	(c)

Net investment income	1.69%	(c)

Supplemental data
Net assets, end of period (in thousands)	$301,889

Portfolio turnover	15%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	2.41

Total from investment operations	2.52

Less distributions to shareholders from:
Net investment income	(.08)

Net asset value, end of period	$12.44

Total return	25.29%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.43%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.43%	(c)

Net investment income	1.53%	(c)

Supplemental data
Net assets, end of period (in thousands)	$6

Portfolio turnover	15%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  345

Financial Highlights (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.17
Net realized and unrealized gain on investments	1.56
Increase from payment by affiliate	.01

Total from investment operations	1.74

Net asset value, end of period	$11.74

Total return	17.40%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.11%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.86%	(d)

Net investment income	2.48%	(d)

Supplemental data
Net assets, end of period (in thousands)	$369,366

Portfolio turnover	14%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.16
Net realized and unrealized gain on investments	1.54
Increase from payment by affiliate	.01

Total from investment operations	1.71

Net asset value, end of period	$11.71

Total return	17.10%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.35%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.11%	(d)

Net investment income	2.16%	(d)

Supplemental data
Net assets, end of period (in thousands)	$880

Portfolio turnover	14%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

346  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — NFJ Dividend Value Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain on investments	1.01

Total from investment operations	1.26

Net asset value, end of period	$11.26

Total return	12.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.64%	(c)

Net investment income	3.73%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,544,544

Portfolio turnover	24%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.25
Net realized and unrealized gain on investments	.99

Total from investment operations	1.24

Net asset value, end of period	$11.24

Total return	12.40%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.89%	(c)

Net investment income	3.69%	(c)

Supplemental data
Net assets, end of period (in thousands)	$183

Portfolio turnover	24%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  347

Financial Highlights (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.01
Net realized and unrealized gain on investments	1.41

Total from investment operations	1.42

Net asset value, end of period	$11.42

Total return	14.20%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.80%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)

Net investment income	0.18%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,192,955

Portfolio turnover	109%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain on investments	1.41

Total from investment operations	1.40

Net asset value, end of period	$11.40

Total return	14.00%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)

Net investment loss	(0.12%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$42

Portfolio turnover	109%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

348  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — Partners Small Cap Growth Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain on investments	1.79

Total from investment operations	1.77

Net asset value, end of period	$11.77

Total return	17.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)

Net investment loss	(0.24%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$483,631

Portfolio turnover	43%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investments	1.78

Total from investment operations	1.75

Net asset value, end of period	$11.75

Total return	17.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.34%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.32%	(c)

Net investment loss	(0.40%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$131

Portfolio turnover	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  349

Financial Highlights (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	.29

Total from investment operations	.37

Net asset value, end of period	$10.37

Total return	3.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	1.28%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,087,790

Portfolio turnover	1,403%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain on investments	.28

Total from investment operations	.36

Net asset value, end of period	$10.36

Total return	3.60%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.95%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	1.25%	(c)

Supplemental data
Net assets, end of period (in thousands)	$478

Portfolio turnover	1,403%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

350  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Variable Portfolio — Pyramis® International Equity Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.05
Net realized and unrealized gain on investments	1.56

Total from investment operations	1.61

Less distributions to shareholders from:
Net investment income	(.04)

Net asset value, end of period	$11.57

Total return	16.14%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.06%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.96%	(c)

Net investment income	0.81%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,019,309

Portfolio turnover	43%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments	1.57

Total from investment operations	1.59

Less distributions to shareholders from:
Net investment income	(.03)

Net asset value, end of period	$11.56

Total return	15.92%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.30%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.21%	(c)

Net investment income	0.22%	(c)

Supplemental data
Net assets, end of period (in thousands)	$87

Portfolio turnover	43%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  351

Financial Highlights (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Year ended
Class 1	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.02

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain on investments	.06

Total from investment operations	.17

Net asset value, end of period	$10.19

Total return	1.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.55%	(c)

Net investment income	1.70%	(c)

Supplemental data
Net assets, end of period (in thousands)	$1,574,515

Portfolio turnover	360%

	Year ended
Class 2	December 31,
Per share data	2010(a)
Net asset value, beginning of period	$10.02

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investments	.05

Total from investment operations	.15

Net asset value, end of period	$10.17

Total return	1.50%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.80%	(c)

Net investment income	1.57%	(c)

Supplemental data
Net assets, end of period (in thousands)	$469

Portfolio turnover	360%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

352  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Notes to Financial Statements
December 31, 2010

Note 1. Organization

RiverSource Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): RiverSource Variable Portfolio – Limited Duration Bond Fund; RiverSource Variable Portfolio – Strategic Income Fund; Variable Portfolio – AllianceBernstein International Value Fund; Variable Portfolio – American Century Diversified Bond Fund; Variable Portfolio – American Century Growth Fund; Variable Portfolio – Columbia Wanger International Equities Fund; Variable Portfolio – Columbia Wanger U.S. Equities Fund; Variable Portfolio – Eaton Vance Floating-Rate Income Fund; Variable Portfolio – Invesco International Growth Fund; Variable Portfolio – J.P. Morgan Core Bond Fund; Variable Portfolio – Jennison Mid Cap Growth Fund; Variable Portfolio – MFS Value Fund; Variable Portfolio – Marsico Growth Fund; Variable Portfolio – Mondrian International Small Cap Fund; Variable Portfolio – Morgan Stanley Global Real Estate Fund; Variable Portfolio – NFJ Dividend Value Fund; Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (formerly known as Variable Portfolio – UBS Large Cap Growth Fund); Variable Portfolio – Partners Small Cap Growth Fund; Variable Portfolio – PIMCO Mortgage-Backed Securities Fund; Variable Portfolio – Pyramis® International Equity Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund.

Each Fund, other than Variable Portfolio – Morgan Stanley Global Real Estate Fund, currently operates as a diversified fund. Variable Portfolio – Morgan Stanley Global Real Estate Fund is a non-diversified fund.

Fund Shares
Each Fund has unlimited authorized shares of beneficial interest (without par value). References to shares and shareholders within these financial statements refer to both shares and partners’ interests as well as shareholders and partners, respectively. Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by each Fund’s Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets,

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  353

Notes to Financial Statements (continued)

certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

354  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Currency Exchange Contracts	Funds
Settlement of purchases and sales of securities	RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — Pyramis® International Equity Fund

Hedge the currency exposure associated with some or all of the Fund’s securities	RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Shift foreign currency exposure back to U.S. dollars	RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Shift investment exposure from one currency to another	RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio	RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund

Create foreign currency exposure	RiverSource Variable Portfolio — Strategic Income Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Funds will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Funds bought and sold futures contracts traded on U.S. and foreign exchanges as detailed below:

Futures Contracts	Funds
Produce incremental earnings	Variable Portfolio — AllianceBernstein International Value Fund

Manage the duration and yield curve exposure of the Fund versus the benchmark	RiverSource Variable Portfolio — Limited Duration Bond Fund, RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — PIMCO Mortgaged-Backed Securities Fund

Manage exposure to movements in interest rates	RiverSource Variable Portfolio — Limited Duration Bond Fund, RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — PIMCO Mortgaged-Backed Securities Fund

Manage exposure to the securities market	Variable Portfolio — AllianceBernstein International Value Fund

Equitize cash to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — Pyramis® International Equity Fund

Upon entering into futures contracts, the Funds bear risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  355

Notes to Financial Statements (continued)

realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Funds pledge cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Funds bought and wrote options traded on U.S. and foreign exchanges or in the over-the-counter (OTC) markets as detailed below:

Options	Fund
Produce incremental earnings	Variable Portfolio — PIMCO Mortgaged-Backed Securities Fund

Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The Funds’ maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Funds could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the year ended December 31, 2010 were as follows:

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

	Calls		Puts
	Contracts	Premiums	Contracts	Premiums
Balance May 7, 2010 (when shares became available)	—	$—	—	$—
Opened	199	117,673	199	64,782
Closed	(199)	(117,673)	(199)	(64,782)

Balance December 31, 2010	—	$—	—	$—

356  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Interest Rate Swap Transactions
The Funds entered into interest rate swap transactions as detailed below:

Interest Rate Swaps	Funds
Produce incremental earnings

Gain exposure to or protect itself from market rate changes	Variable Portfolio — PIMCO Mortgaged-Backed Securities Fund

Synthetically add or subtract principal exposure to a market	Variable Portfolio — PIMCO Mortgaged-Backed Securities Fund

Manage the duration and yield curve exposure of the Fund versus the benchmark	Variable Portfolio — PIMCO Mortgaged-Backed Securities Fund

Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager). The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on each Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

RiverSource Variable Portfolio – Limited Duration Bond Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$13,430,317	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  357

Notes to Financial Statements (continued)

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts
Interest rate contracts	$(10,927,649)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts
Interest rate contracts	$13,430,317

Volume of derivative activity
Futures
The gross notional amount of short contracts outstanding was approximately $567.1 million at December 31, 2010. The monthly average gross notional amounts for long and short contracts was $114.6 million and $411.1 million, respectively, for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

RiverSource Variable Portfolio – Strategic Income Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
	and Liabilities			and Liabilities
Risk exposure category	location	Fair value		location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$550,187		Unrealized depreciation on forward foreign currency exchange contracts	$810,891

Interest rate contracts	Net assets — unrealized appreciation on futures contracts	1,267,726	*

Total		$1,817,913			$810,891

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange	Futures
Risk exposure category	contracts	contracts	Total
Foreign exchange contracts	$65,493	$—	$65,493

Interest rate contracts	—	(1,391,254)	$(1,391,254)

Total	$65,493	$(1,391,254)	$(1,325,761)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange	Futures
Risk exposure category	contracts	contracts	Total
Foreign exchange contracts	$(260,704)	$—	$(260,704)

Interest rate contracts	—	1,267,726	$1,267,726

Total	$(260,704)	$1,267,726	$1,007,022

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $51.3 million at December 31, 2010. The monthly average gross notional amount for these contracts was $22.6 for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

358  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Futures
The gross notional amount of long and short contracts outstanding was approximately $97.5 million and $93.6 million, respectively, at December 31, 2010. The monthly average gross notional amounts for long and short contracts was $39.8 million and $99.3 million, respectively, for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – AllianceBernstein International Value Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Risk exposure category	location	Fair value	location	Fair value
Equity contracts			Net assets — unrealized depreciation on futures contracts	$277,409	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$5,023,792	Unrealized depreciation on forward foreign currency exchange contracts	$3,020,473

Total		$5,023,792		$3,297,882

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange	Futures
Risk exposure category	contracts	contracts	Total
Equity contracts	$—	$(330,240)	$(330,240)

Foreign exchange contracts	4,323,836	—	$4,323,836

Total	$4,323,836	$(330,240)	$3,993,596

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange	Futures
Risk exposure category	contracts	contracts	Total
Equity contracts	$—	$(277,409)	$(277,409)

Foreign exchange contracts	2,003,319	—	$2,003,319

Total	$2,003,319	$(277,409)	$1,725,910

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $354.9 million at December 31, 2010. The monthly average gross notional amount for these contracts was $392.8 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Futures
The gross notional amount of long contracts outstanding was approximately $12.5 million at December 31, 2010. The monthly average gross notional amount for long contracts was $18.6 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  359

Notes to Financial Statements (continued)

Variable Portfolio – American Century Diversified Bond Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,581,830

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(982,140)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$1,581,830

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $45.7 million at December 31, 2010. The monthly average gross notional amount for these contracts was $32.4 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – American Century Growth Fund

Fair values of derivative instruments at December 31, 2010

	Liability derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$97,011

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(325,322)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(97,011)

360  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $5.5 million at December 31, 2010. The monthly average gross notional amount for these contracts was $3.6 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – Columbia Wanger International Equities Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Risk exposure category	location	Fair value	location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$371	Unrealized depreciation on forward foreign currency exchange contracts	$4,110

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(1,249,432)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(3,739)

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $609,000 at December 31, 2010. The monthly average gross notional amount for these contracts was $1.5 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – Invesco International Growth Fund

Fair values of derivative instruments at December 31, 2010
At December 31, 2010, the fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(6,378,341)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$—

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  361

Notes to Financial Statements (continued)

Volume of derivative activity
Forward foreign currency exchange contracts
At December 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The monthly average gross notional amount for these contracts was $2.9 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – MFS Value Fund

Fair values of derivative instruments at December 31, 2010
At December 31, 2010, the fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$292,811

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$—

Volume of derivative activity
Forward foreign currency exchange contracts
At December 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The monthly average gross notional amount for these contracts was $500,000 for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio — Mondrian International Small Cap Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$3,568

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$217,408

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$3,568

362  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $633,000 at December 31, 2010. The monthly average gross notional amount for these contracts was $442,000 for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Fair values of derivative instruments at December 31, 2010

	Liability derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$7,632

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$34,777

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$(7,632)

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  363

Notes to Financial Statements (continued)

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $656,000 at December 31, 2010. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $209,000 for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Fair values of derivative instruments at December 31, 2010
At December 31, 2010, the fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Futures
Risk exposure category	contracts	Options	Swaps	Total
Interest rate contracts	$(573,390)	$182,455	$926,709	$535,774

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Futures
Risk exposure category	contracts	Options	Swaps	Total
Interest rate contracts	$—	$—	$—	$—

Volume of derivative activity
Futures
At December 31, 2010, the Fund had no outstanding futures contracts. The average gross notional amounts for long and short contracts opened, and subsequently closed, was $9.1 million and $126.7 million, respectively, for the year ended December 31, 2010.

Swaps
At December 31, 2010, the Fund had no outstanding swap contracts. The average gross notional amount for these contracts opened, and subsequently closed, was $15.5 million for the year ended December 31, 2010.

Options
At December 31, 2010, the Fund had no outstanding options contracts. During the year ended December 31, 2010, the Fund entered into and closed 199 option contracts, of which, the average gross notional amount was $15.7 million.

Variable Portfolio – Pyramis® International Equity Fund

Fair values of derivative instruments at December 31, 2010

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk exposure	and Liabilities			and Liabilities
category	location	Fair value		location	Fair value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$475,815	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	25,923		Unrealized depreciation on forward foreign currency exchange contracts	$18,199

Total		$501,738			$18,199

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

364  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Effect of derivative instruments in the Statement of Operations for the year ended December 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange	Futures
Risk exposure category	contracts	contracts	Total
Equity contracts	$—	$5,348,600	$5,348,600

Foreign exchange contracts	3,458,129	—	$3,458,129

Total	$3,458,129	$5,348,600	$8,806,729

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange	Futures
Risk exposure category	contracts	contracts	Total
Equity contracts	$—	$475,815	$475,815

Foreign exchange contracts	7,724	—	$7,724

Total	$7,724	$475,815	$483,539

Volume of derivative activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $4.4 million at December 31, 2010. The monthly average gross notional amount for these contracts was $6.9 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Futures
The gross notional amount of long contracts outstanding was approximately $24.9 million at December 31, 2010. The monthly average gross notional amount for long contracts was $21.5 million for the year ended December 31, 2010. The fair value of such contracts at December 31, 2010 is set forth in the table above.

Repurchase Agreements
The Funds may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Funds, through the custodian, receive delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Funds’ ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert its rights.

Investments in Loans
The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. The Funds identify within their portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  365

Notes to Financial Statements (continued)

settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. Each Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Funds sell the securities becomes insolvent, the Funds’ right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Funds are required to repurchase may be worth less than instruments which the Funds originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities
Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities
Certain Funds may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with

366  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

REITs
Certain Funds receive information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

The value of additional securities received as an income payment is recorded as income and increases the basis of such securities.

Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio – American Century Growth Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

RiverSource Variable Portfolio – Limited Duration Bond Fund, RiverSource Variable Portfolio – Strategic Income Fund, Variable Portfolio – AllianceBernstein International Value Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Variable Portfolio – Pyramis® International Equity Fund, and Variable Portfolio – Wells Fargo Short Duration Government Fund intend to qualify each year as separate regulated investment companies (RICs) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  367

Notes to Financial Statements (continued)

Distributions to Subaccounts
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available, for Variable Portfolio – AllianceBernstein International Value Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Mondrian International Small Cap Fund and Variable Portfolio – Pyramis® International Equity Fund. Dividends from net investment income are declared and distributed annually, when available, for RiverSource Variable Portfolio – Limited Duration Bond Fund, RiverSource Variable Portfolio – Strategic Income Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Services Fees
The Funds have an Investment Management Services Agreement with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The percentage range for each Fund and the management fee percentage of each Fund’s average daily net assets for the year ended December 31, 2010, were as follows:

			Management
Fund	Low	High	Fee %
RiverSource Variable Portfolio — Limited Duration Bond Fund	0.29%	0.48%	0.47%
RiverSource Variable Portfolio — Strategic Income Fund	0.39%	0.57%	0.52%
Variable Portfolio — AllianceBernstein International Value Fund	0.70%	0.85%	0.85%
Variable Portfolio — American Century Diversified Bond Fund	0.40%	0.48%	0.47%
Variable Portfolio — American Century Growth Fund	0.50%	0.65%	0.64%
Variable Portfolio — Columbia Wanger International Equities Fund	0.85%	0.95%	0.94%
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.80%	0.90%	0.88%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.53%	0.63%	0.63%
Variable Portfolio — Invesco International Growth Fund	0.70%	0.85%	0.84%
Variable Portfolio — J.P. Morgan Core Bond Fund	0.40%	0.48%	0.47%
Variable Portfolio — Jennison Mid Cap Growth Fund	0.65%	0.75%	0.75%
Variable Portfolio — MFS Value Fund	0.50%	0.65%	0.64%
Variable Portfolio — Marsico Growth Fund	0.50%	0.65%	0.64%
Variable Portfolio — Mondrian International Small Cap Fund	0.85%	0.95%	0.95%
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.75%	0.85%	0.85%
Variable Portfolio — NFJ Dividend Value Fund	0.50%	0.65%	0.64%
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.50%	0.65%	0.65%
Variable Portfolio — Partners Small Cap Growth Fund	0.80%	0.90%	0.88%
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.40%	0.48%	0.48%
Variable Portfolio — Pyramis® International Equity Fund	0.70%	0.85%	0.85%
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.40%	0.48%	0.48%

368  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

Subadvisory Agreements
The Investment Manager contracts with and compensates subadvisers to manage the investment of each Fund’s assets. The Investment Manager has Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — AllianceBernstein International Value Fund	AllianceBernstein L.P.
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio — American Century Growth Fund	American Century Investment Management, Inc.
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management LLC*
Variable Portfolio — Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management LLC*
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — Invesco International Growth Fund	Invesco Advisers, Inc.
Variable Portfolio — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio — MFS Value Fund	Massachusetts Financial Services Company
Variable Portfolio — Marsico Growth Fund	Marsico Capital Management, LLC
Variable Portfolio — Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
Variable Portfolio — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio — NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, Inc.
Variable Portfolio — Partners Small Cap Growth Fund	TCW Investment Management Company The London Company** Wells Capital Management Company
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	Pacific Investment Management Company LLC
Variable Portfolio — Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*	A wholly-owned subsidiary of the Investment Manager.
**	London Company of Virginia, doing business as The London Company.

For the Period from May 7, 2010 until November 16, 2010, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund was managed by UBS Global Asset Management (Americas) Inc. Management of the Fund was assumed by Winslow Capital Management, Inc. on November 17, 2010.

New investments in Variable Portfolio – Partners Small Cap Growth Fund, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination of the allocation that is in the best interests of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  369

Notes to Financial Statements (continued)

Administration Fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator. The percentage range for each Fund and the administration fee percentage of each Fund’s average daily net assets for the year ended December 31, 2010, were as follows:

			Administration
Fund	Low	High	Fee %
RiverSource Variable Portfolio — Limited Duration Bond Fund	0.04%	0.07%	0.06%
RiverSource Variable Portfolio — Strategic Income Fund	0.04%	0.07%	0.07%
Variable Portfolio — AllianceBernstein International Value Fund	0.05%	0.08%	0.08%
Variable Portfolio — American Century Diversified Bond Fund	0.04%	0.07%	0.07%
Variable Portfolio — American Century Growth Fund	0.03%	0.06%	0.06%
Variable Portfolio — Columbia Wanger International Equities Fund	0.05%	0.08%	0.08%
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.05%	0.08%	0.08%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.04%	0.07%	0.07%
Variable Portfolio — Invesco International Growth Fund	0.05%	0.08%	0.08%
Variable Portfolio — J.P. Morgan Core Bond Fund	0.04%	0.07%	0.07%
Variable Portfolio — Jennison Mid Cap Growth Fund	0.03%	0.06%	0.06%
Variable Portfolio — MFS Value Fund	0.03%	0.06%	0.06%
Variable Portfolio — Marsico Growth Fund	0.03%	0.06%	0.06%
Variable Portfolio — Mondrian International Small Cap Fund	0.05%	0.08%	0.08%
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.05%	0.08%	0.08%
Variable Portfolio — NFJ Dividend Value Fund	0.03%	0.06%	0.06%
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.03%	0.06%	0.06%
Variable Portfolio — Partners Small Cap Growth Fund	0.05%	0.08%	0.08%
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.04%	0.07%	0.07%
Variable Portfolio — Pyramis® International Equity Fund	0.05%	0.08%	0.08%
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.04%	0.07%	0.07%

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund

370  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended December 31, 2010, other expenses paid to this company were as follows:

Fund	Amount
RiverSource Variable Portfolio — Limited Duration Bond Fund	$1,359
RiverSource Variable Portfolio — Strategic Income Fund	513
Variable Portfolio — AllianceBernstein International Value Fund	735
Variable Portfolio — American Century Diversified Bond Fund	1,184
Variable Portfolio — American Century Growth Fund	1,039
Variable Portfolio — Columbia Wanger International Equities Fund	307
Variable Portfolio — Columbia Wanger U.S. Equities Fund	371
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	479
Variable Portfolio — Invesco International Growth Fund	970
Variable Portfolio — J.P. Morgan Core Bond Fund	1,076
Variable Portfolio — Jennison Mid Cap Growth Fund	496
Variable Portfolio — MFS Value Fund	851
Variable Portfolio — Marsico Growth Fund	934
Variable Portfolio — Mondrian International Small Cap Fund	176
Variable Portfolio — Morgan Stanley Global Real Estate Fund	220
Variable Portfolio — NFJ Dividend Value Fund	858
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	701
Variable Portfolio — Partners Small Cap Growth Fund	253
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	662
Variable Portfolio — Pyramis® International Equity Fund	600
Variable Portfolio — Wells Fargo Short Duration Government Fund	957

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of each Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Transfer Agency Fees
The Funds have a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (the Transfer Agent). The fee for each Fund under this agreement is an annual rate of 0.06% of the Fund’s average daily net assets.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

Distribution Fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  371

Notes to Financial Statements (continued)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the year ended December 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Fund	Class 1	Class 2
RiverSource Variable Portfolio — Limited Duration Bond Fund	0.54%	0.79%
RiverSource Variable Portfolio — Strategic Income Fund	0.58%	0.83%
Variable Portfolio — AllianceBernstein International Value Fund	0.92%	1.17%
Variable Portfolio — American Century Diversified Bond Fund	0.55%	0.80%
Variable Portfolio — American Century Growth Fund	0.70%	0.95%
Variable Portfolio — Columbia Wanger International Equities Fund	1.15%	1.40%
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.97%	1.22%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.58%	0.83%
Variable Portfolio — Invesco International Growth Fund	0.96%	1.21%
Variable Portfolio — J.P. Morgan Core Bond Fund	0.55%	0.80%
Variable Portfolio — Jennison Mid Cap Growth Fund	0.82%	1.07%
Variable Portfolio — MFS Value Fund	0.64%	0.89%
Variable Portfolio — Marsico Growth Fund	0.70%	0.95%
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.86%	1.11%
Variable Portfolio — NFJ Dividend Value Fund	0.64%	0.89%
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.70%	0.95%
Variable Portfolio — Partners Small Cap Growth Fund	1.07%	1.32%
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.55%	0.80%
Variable Portfolio — Pyramis® International Equity Fund	0.96%	1.21%
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.55%	0.80%

The transfer agency fees and other expenses waived/reimbursed at the class level were as follows:

Fund	Class 1	Class 2
RiverSource Variable Portfolio — Limited Duration Bond Fund	$757,321	$208
RiverSource Variable Portfolio — Strategic Income Fund	282,557	164
Variable Portfolio — AllianceBernstein International Value Fund	421,048	73
Variable Portfolio — American Century Diversified Bond Fund	651,411	78
Variable Portfolio — American Century Growth Fund	577,943	21
Variable Portfolio — Columbia Wanger International Equities Fund	169,559	148
Variable Portfolio — Columbia Wanger U.S. Equities Fund	208,444	80
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	264,661	213
Variable Portfolio — Invesco International Growth Fund	543,677	44
Variable Portfolio — J.P. Morgan Core Bond Fund	593,130	153
Variable Portfolio — Jennison Mid Cap Growth Fund	276,218	41
Variable Portfolio — MFS Value Fund	489,080	49
Variable Portfolio — Marsico Growth Fund	522,394	39
Variable Portfolio — Morgan Stanley Global Real Estate Fund	125,856	86
Variable Portfolio — NFJ Dividend Value Fund	493,902	22
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	392,841	7
Variable Portfolio — Partners Small Cap Growth Fund	33,110	4
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	367,370	73
Variable Portfolio — Pyramis® International Equity Fund	342,328	7
Variable Portfolio — Wells Fargo Short Duration Government Fund	529,939	66

372  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

The management fees waived/reimbursed at the Fund level were as follows:

Fund
RiverSource Variable Portfolio — Limited Duration Bond Fund	$141,721
RiverSource Variable Portfolio — Strategic Income Fund	283,444
Variable Portfolio — AllianceBernstein International Value Fund	387,363
Variable Portfolio — American Century Diversified Bond Fund	46,203
Variable Portfolio — American Century Growth Fund	140,813
Variable Portfolio — Columbia Wanger International Equities Fund	326,540
Variable Portfolio — Columbia Wanger U.S. Equities Fund	96,017
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	798,435
Variable Portfolio — Invesco International Growth Fund	13,105
Variable Portfolio — J.P. Morgan Core Bond Fund	89,557
Variable Portfolio — Jennison Mid Cap Growth Fund	129,463
Variable Portfolio — MFS Value Fund	625,527
Variable Portfolio — Marsico Growth Fund	164,229
Variable Portfolio — Morgan Stanley Global Real Estate Fund	383,070
Variable Portfolio — NFJ Dividend Value Fund	618,221
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	234,428
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	382,073
Variable Portfolio — Pyramis® International Equity Fund	201,977
Variable Portfolio — Wells Fargo Short Duration Government Fund	111,161

For the year ended December 31, 2010, the waiver was not invoked for Variable Portfolio – Mondrian International Small Cap Fund since the Fund’s expenses were below the cap amount.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of each Fund’s average daily net assets:

Fund	Class 1	Class 2
RiverSource Variable Portfolio — Limited Duration Bond Fund	0.54%	0.79%
RiverSource Variable Portfolio — Strategic Income Fund	0.58%	0.83%
Variable Portfolio — AllianceBernstein International Value Fund	0.92%	1.17%
Variable Portfolio — American Century Diversified Bond Fund	0.55%	0.80%
Variable Portfolio — American Century Growth Fund	0.70%	0.95%
Variable Portfolio — Columbia Wanger International Equities Fund	1.15%	1.40%
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.97%	1.22%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.58%	0.83%
Variable Portfolio — Invesco International Growth Fund	0.96%	1.21%
Variable Portfolio — J.P. Morgan Core Bond Fund	0.55%	0.80%
Variable Portfolio — Jennison Mid Cap Growth Fund	0.82%	1.07%
Variable Portfolio — MFS Value Fund	0.64%	0.89%
Variable Portfolio — Marsico Growth Fund	0.70%	0.95%
Variable Portfolio — Mondrian International Small Cap Fund	1.31%	1.56%
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.86%	1.11%
Variable Portfolio — NFJ Dividend Value Fund	0.64%	0.89%
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.70%	0.95%
Variable Portfolio — Partners Small Cap Growth Fund	1.07%	1.32%
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.55%	0.80%
Variable Portfolio — Pyramis® International Equity Fund	0.96%	1.21%
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.55%	0.80%

*	In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  373

Notes to Financial Statements (continued)

Note 4. Portfolio Information

For the period from May 7, 2010 (when shares became available) to December 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations but including any applicable mortgage dollar rolls), for each fund aggregated to:

Fund	Purchases	Proceeds
RiverSource Variable Portfolio — Limited Duration Bond Fund	$2,580,121,258	$288,030,622
RiverSource Variable Portfolio — Strategic Income Fund	1,111,478,111	323,380,364
Variable Portfolio — AllianceBernstein International Value Fund	1,313,306,969	305,717,036
Variable Portfolio — American Century Diversified Bond Fund	2,987,657,417	1,088,281,496
Variable Portfolio — American Century Growth Fund	2,326,339,871	832,239,565
Variable Portfolio — Columbia Wanger International Equities Fund	448,394,806	82,190,911
Variable Portfolio — Columbia Wanger U.S. Equities Fund	635,639,220	90,757,322
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	852,838,254	111,525,125
Variable Portfolio — Invesco International Growth Fund	1,500,705,188	228,028,558
Variable Portfolio — J.P. Morgan Core Bond Fund	2,932,984,235	1,189,820,654
Variable Portfolio — Jennison Mid Cap Growth Fund	883,201,381	172,716,119
Variable Portfolio — MFS Value Fund	1,500,960,201	166,351,421
Variable Portfolio — Marsico Growth Fund	1,875,789,935	578,314,513
Variable Portfolio — Mondrian International Small Cap Fund	264,807,641	36,159,203
Variable Portfolio — Morgan Stanley Global Real Estate Fund	340,584,625	43,923,280
Variable Portfolio — NFJ Dividend Value Fund	1,554,449,957	293,795,061
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	2,081,321,054	1,094,194,939
Variable Portfolio — Partners Small Cap Growth Fund	544,720,770	158,637,804
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	15,983,494,329	14,729,618,833
Variable Portfolio — Pyramis® International Equity Fund	1,166,689,262	366,892,516
Variable Portfolio — Wells Fargo Short Duration Government Fund	6,395,853,408	4,882,375,665

Note 5. Payments by Affiliates

The Investment Manager reimbursed the Funds for brokerage commissions incurred in connection with investing new cash at or near the launch of the Funds in May 2010, as follows:

Fund	Reimbursement
Variable Portfolio — AllianceBernstein International Value Fund	$371,014
Variable Portfolio — Columbia Wanger International Equities Fund	293,262
Variable Portfolio — Columbia Wanger U.S. Equities Fund	12,524
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	5,250
Variable Portfolio — Invesco International Growth Fund	1,053,697
Variable Portfolio — Marsico Growth Fund	19,621
Variable Portfolio — Morgan Stanley Global Real Estate Fund	255,586

In addition, the Investment Manager reimbursed Variable Portfolio — Columbia Wanger U.S. Equities Fund $12,563 for a loss on a trading error.

Note 6. Commission Recapture

Variable Portfolio – Pyramis® International Equity Fund participated in the Pyramis Global Advisors’ commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the year ended December 31, 2010, the Fund received cash rebates of $137,700 from the Program which are included in net realized gain or loss on investments in the Statements of Operations.

Note 7. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional

374  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Funds into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2010, the value of the securities on loan and value of the cash collateral and U.S. government securities received as collateral were as follows:

			U.S.
	Securities	Cash collateral	government
Fund	value	value	securities value
RiverSource Variable Portfolio — Limited Duration Bond Fund	$162,659,103	$166,907,172	$—
RiverSource Variable Portfolio — Strategic Income Fund	188,508,097	143,378,234	48,734,587
Variable Portfolio — AllianceBernstein International Value Fund	63,288,812	65,921,154	—
Variable Portfolio — American Century Diversified Bond Fund	420,819,733	416,239,169	12,387,437
Variable Portfolio — American Century Growth Fund	357,100,977	366,540,420	—
Variable Portfolio — Columbia Wanger International Equities Fund	49,928,459	51,901,837	—
Variable Portfolio — Columbia Wanger U.S. Equities Fund	158,784,142	163,501,680	380,747
Variable Portfolio — Invesco International Growth Fund	126,980,965	131,954,932	—
Variable Portfolio — J.P. Morgan Core Bond Fund	332,760,744	310,502,586	28,516,588
Variable Portfolio — Jennison Mid Cap Growth Fund	154,979,563	159,376,990	—
Variable Portfolio — MFS Value Fund	103,430,831	105,389,591	—
Variable Portfolio — Marsico Growth Fund	301,029,413	307,771,469	—
Variable Portfolio — Mondrian International Small Cap Fund	23,933,491	25,038,027	—
Variable Portfolio — Morgan Stanley Global Real Estate Fund	35,712,791	36,911,844	—
Variable Portfolio — NFJ Dividend Value Fund	175,555,267	179,336,333	—
Variable Portfolio — Partners Small Cap Growth Fund	88,732,817	91,595,096	—
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	68,571,922	69,733,500	—
Variable Portfolio — Pyramis® International Equity Fund	43,797,493	45,696,646	—
Variable Portfolio — Wells Fargo Short Duration Government Fund	437,813,555	446,013,941	—

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended December 31, 2010 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At December 31, 2010, the Investment Manager and/or affiliates owned 100% of Class 1 and Class 2 shares for each Fund.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  375

Notes to Financial Statements (continued)

Note 10. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Funds had no borrowings for the year ended December 31, 2010.

Note 11. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2010, permanent and timing book to tax differences resulting primarily from differing treatments for futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses, foreign tax credits and losses deferred due to wash sales were identified and permanent differences reclassed among the components of each Fund’s net assets in the Statement of Assets and Liabilities as follows:

	Undistributed
	(excess of
	distributions over)	Accumulated	Paid-in capital
	net investment	net realized	(decrease)
Fund	income	gain (loss)	increase
RiverSource Variable Portfolio — Limited Duration Bond Fund	$2	$—	$(2)
RiverSource Variable Portfolio — Strategic Income Fund	1,356,800	(1,356,797)	(3)
Variable Portfolio — AllianceBernstein International Value Fund	5,716,337	(5,716,335)	(2)
Variable Portfolio — American Century Diversified Bond Fund	(2,788,859)	2,788,862	(3)
Variable Portfolio — Columbia Wanger International Equities Fund	1,477,341	(1,477,341)	—
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	2	—	(2)
Variable Portfolio — Invesco International Growth Fund	987,904	(987,902)	(2)
Variable Portfolio — J.P. Morgan Core Bond Fund	3	—	(3)
Variable Portfolio — Mondrian International Small Cap Fund	207,555	(207,553)	(2)
Variable Portfolio — Morgan Stanley Global Real Estate Fund	(105,837)	105,839	(2)
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	2,031,223	(2,031,221)	(2)
Variable Portfolio — Pyramis® International Equity Fund	220,184	(220,182)	(2)
Variable Portfolio — Wells Fargo Short Duration Government Fund	2	—	(2)

376  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

The tax character of distributions paid during the year indicated was as follows:

	Year ended December 31, 2010
		Long-term	Tax return of
Fund	Ordinary income	capital gains	capital
Variable Portfolio — AllianceBernstein International Value Fund	$10,501,102	$—	$—
Variable Portfolio — Columbia Wanger International Equities Fund	2,300,564	—	—
Variable Portfolio — Invesco International Growth Fund	8,799,065	—	—
Variable Portfolio — Mondrian International Small Cap Fund	2,500,305	—	—
Variable Portfolio — Pyramis® International Equity Fund	3,701,488	—	—

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Undistributed		Unrealized
	Undistributed	accumulated	Accumulated	appreciation
Fund	ordinary income	long-term gain	realized loss	(depreciation)
RiverSource Variable Portfolio — Limited Duration Bond Fund	$34,154,977	$6,965,017	$—	$15,012,083
RiverSource Variable Portfolio — Strategic Income Fund	33,648,720	133,173	(1,266,168)	25,392,297
Variable Portfolio — AllianceBernstein International Value Fund	46,618,014	—	—	162,724,783
Variable Portfolio — American Century Diversified Bond Fund	32,401,918	—	—	5,979,153
Variable Portfolio — Columbia Wanger International Equities Fund	17,110,424	—	—	83,269,089
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	18,477,884	—	—	12,059,962
Variable Portfolio — Invesco International Growth Fund	17,954,916	—	—	259,027,378
Variable Portfolio — J.P. Morgan Core Bond Fund	38,452,936	—	—	3,267,766
Variable Portfolio — Mondrian International Small Cap Fund	9,006,874	—	—	58,710,276
Variable Portfolio — Morgan Stanley Global Real Estate Fund	16,166,725	391,009	—	51,621,141
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	35,713,055	—	(6,028,053)	(6,113,020)
Variable Portfolio — Pyramis® International Equity Fund	26,218,862	3,494,415	—	156,173,356
Variable Portfolio — Wells Fargo Short Duration Government Fund	19,490,065	—	—	1,404,130

At December 31, 2010, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

		Gross unrealized	Gross unrealized	Net appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation)
RiverSource Variable Portfolio — Limited Duration Bond Fund	$2,488,797,580	$23,333,516	$(8,314,778)	$15,018,738
RiverSource Variable Portfolio — Strategic Income Fund	996,932,110	30,517,897	(6,939,591)	23,578,306
Variable Portfolio — AllianceBernstein International Value Fund	1,149,274,101	170,039,232	(7,238,857)	162,800,375
Variable Portfolio — American Century Diversified Bond Fund	2,426,944,969	17,671,684	(13,179,357)	4,492,327
Variable Portfolio — Columbia Wanger International Equities Fund	470,739,988	87,959,579	(4,802,012)	83,157,567
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	798,679,958	13,217,630	(1,155,475)	12,062,155
Variable Portfolio — Invesco International Growth Fund	1,517,786,889	263,510,049	(4,484,475)	259,025,574
Variable Portfolio — J.P. Morgan Core Bond Fund	2,087,809,717	17,706,149	(10,358,030)	7,348,119
Variable Portfolio — Mondrian International Small Cap Fund	268,481,571	59,003,111	(301,532)	58,701,579
Variable Portfolio — Morgan Stanley Global Real Estate Fund	352,537,744	52,465,294	(859,692)	51,605,602
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	1,614,163,837	3,595,797	(7,177,219)	(3,581,422)
Variable Portfolio — Pyramis® International Equity Fund	906,564,680	160,785,043	(4,632,898)	156,152,145
Variable Portfolio — Wells Fargo Short Duration Government Fund	2,062,499,175	5,375,010	(3,966,484)	1,408,526

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, the following post-October losses attributed to security transactions were deferred to December 31, 2011:

Fund	2019
RiverSource Variable Portfolio — Strategic Income Fund	$1,266,168
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	6,028,053

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  377

Notes to Financial Statements (continued)

decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 12. Significant Risks

Floating Rate Loan Risk
Variable Portfolio – Eaton Vance Floating-Rate Income Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Non-Diversification Risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Variable Portfolio – Morgan Stanley Global Real Estate Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Sector Focus Risk
Variable Portfolio – Partners Small Cap Growth Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Foreign Securities Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Small and Mid-sized Company Risk
Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Real Estate Sector Risk
The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring an adjustment of the financial statements or additional disclosure.

378  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

In August 2010, the Board of Trustees of RiverSource Variable Portfolio – Strategic Income Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Strategic Income Fund, Variable Series. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a meeting of shareholders held on February 15, 2011, and is expected to close before the end of the second quarter 2011.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, Plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  379

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
RiverSource Variable Portfolio — Limited Duration Bond Fund, RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Marsico Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (formerly known as Variable Portfolio — UBS Large Cap Growth Fund), Variable Portfolio — Partners Small Cap Growth Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Variable Portfolio — Pyramis® International Equity Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource Variable Portfolio — Limited Duration Bond Fund, RiverSource Variable Portfolio — Strategic Income Fund, Variable Portfolio — AllianceBernstein International Value Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Marsico Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Variable Portfolio — Partners Small Cap Growth Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Variable Portfolio — Pyramis® International Equity Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund (the Funds) (twenty-one of the portfolios constituting the RiverSource Variable Series Trust) as of December 31, 2010, and the related statements of operations, changes in net assets, and financial highlights for the period from May 7, 2010 (when shares became available) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

380  VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Variable Series Trust at December 31, 2010, the results of their operations, changes in their net assets, and financial highlights for the period from May 7, 2010 (when shares became available) to December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2011

VARIABLE PORTFOLIO FUNDS — 2010 ANNUAL REPORT  381

Investments in Affiliated Funds
Variable Portfolio — Conservative Portfolio
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Equity Funds (19.9%)
	Shares		Value(a)

Global Real Estate (0.5%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	838,964	(b)	$9,849,438

International (4.1%)
Variable Portfolio – AllianceBernstein International Value Fund	2,009,844		22,610,746
Variable Portfolio – Columbia Wanger International Equities Fund	475,978		5,859,285
Variable Portfolio – Invesco International Growth Fund	2,220,263		25,843,863
Variable Portfolio – Mondrian International Small Cap Fund	628,807		7,834,935
Variable Portfolio – Pyramis® International Equity Fund	1,952,029		22,584,979

Total			84,733,808

U.S. Large Cap (11.0%)
RiverSource Variable Portfolio – Diversified Equity Income Fund	2,527,443	(b)	33,336,979
Variable Portfolio – American Century Growth Fund	3,173,794	(b)	35,959,083
Variable Portfolio – Columbia Wanger U.S. Equities Fund	1,186,358	(b)	14,082,075
Variable Portfolio – Davis New York Venture Fund	2,382,562	(b)	23,825,617
Variable Portfolio – Marsico Growth Fund	2,693,664	(b)	32,485,585
Variable Portfolio – MFS Value Fund	3,090,129	(b)	33,249,784
Variable Portfolio – NFJ Dividend Value Fund	2,962,936	(b)	33,362,656
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	2,127,116	(b)	24,291,663

Total			230,593,442

U.S. Mid Cap (2.7%)
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	2,816,600	(b)	31,489,584
Variable Portfolio – Jennison Mid Cap Growth Fund	2,088,334	(b)	23,723,478

Total			55,213,062

U.S. Small Cap (1.6%)
Variable Portfolio – Partners Small Cap Growth Fund	724,016	(b)	8,521,668
Variable Portfolio – Partners Small Cap Value Fund	1,625,976	(b)	24,844,920

Total			33,366,588

Total Equity Funds
(Cost: $343,762,319)			$413,756,338

Fixed Income Funds (74.1%)
	Shares		Value(a)

Floating Rate (3.9%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	8,270,018	(b,c)	$82,038,577

Global Bond (3.0%)
RiverSource Variable Portfolio – Global Bond Fund	5,369,992		62,828,910

High Yield (2.0%)
RiverSource Variable Portfolio – Income Opportunities Fund	3,817,494		40,809,007

Inflation Protected Securities (7.0%)
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund	15,309,501	(c)	146,052,644

Investment Grade (56.2%)
RiverSource Variable Portfolio – Diversified Bond Fund	22,332,518	(c)	245,657,692
RiverSource Variable Portfolio – Limited Duration Bond Fund	18,261,675	(b,c)	187,547,404
RiverSource Variable Portfolio – Short Duration U.S. Government Fund	6,994,895	(c)	72,607,013
Variable Portfolio – American Century Diversified Bond Fund	22,924,894	(b,c)	240,023,640
Variable Portfolio – J.P. Morgan Core Bond Fund	21,573,609	(b,c)	224,149,795
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	8,026,692	(b,c)	83,236,801
Variable Portfolio – Wells Fargo Short Duration Government Fund	11,216,602	(b,c)	114,297,178

Total			1,167,519,523

Multisector (2.0%)
RiverSource Variable Portfolio – Strategic Income Fund	3,872,464	(b)	41,125,564

Total Fixed Income Funds
(Cost: $1,518,529,518)			$1,540,374,225

Cash Equivalents (6.0%)
	Shares		Value(a)

Money Market
RiverSource Variable Portfolio – Cash Management Fund, 0.011%	123,848,188	(c)	$123,848,188

Total Cash Equivalents
(Cost: $123,848,188)			$123,848,188

Total Investments in Affiliated Funds
(Cost: $1,986,140,025)			$2,077,978,751

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund’s shares outstanding — See Note 6 to the financial statements.

36  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Conservative Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$2,077,978,751	$—	$—	$2,077,978,751

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  37

Investments in Affiliated Funds
Variable Portfolio — Moderately Conservative Portfolio
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Equity Funds (37.0%)
	Shares		Value(a)

Global Real Estate (0.8%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	3,053,639	(b,c)	$35,849,728

International (9.0%)
Threadneedle Variable Portfolio – Emerging Markets Fund	1,351,436		24,258,284
Variable Portfolio – AllianceBernstein International Value Fund	8,865,687	(c)	99,738,979
Variable Portfolio – Columbia Wanger International Equities Fund	3,686,984	(c)	45,386,772
Variable Portfolio – Invesco International Growth Fund	11,728,168	(c)	136,515,878
Variable Portfolio – Mondrian International Small Cap Fund	2,681,207	(c)	33,407,836
Variable Portfolio – Pyramis® International Equity Fund	7,491,331	(c)	86,674,705

Total			425,982,454

U.S. Large Cap (19.8%)
RiverSource Variable Portfolio – Diversified Equity Income Fund	10,528,020	(b)	138,864,584
Variable Portfolio – American Century Growth Fund	12,562,440	(b,c)	142,332,442
Variable Portfolio – Columbia Wanger U.S. Equities Fund	4,545,608	(b,c)	53,956,367
Variable Portfolio – Davis New York Venture Fund	10,934,324	(b,c)	109,343,241
Variable Portfolio – Marsico Growth Fund	10,544,560	(b,c)	127,167,393
Variable Portfolio – MFS Value Fund	12,734,217	(b,c)	137,020,179
Variable Portfolio – NFJ Dividend Value Fund	12,165,886	(b,c)	136,987,872
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	8,315,037	(b,c)	94,957,725

Total			940,629,803

U.S. Mid Cap (4.6%)
RiverSource Variable Portfolio – Mid Cap Value Fund	5,373,933	(b,c)	58,898,308
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	6,321,605	(b,c)	70,675,546
Variable Portfolio – Jennison Mid Cap Growth Fund	7,728,559	(b,c)	87,796,426

Total			217,370,280

U.S. Small Cap (2.8%)
Variable Portfolio – Partners Small Cap Growth Fund	3,331,596	(b,c)	39,212,889
Variable Portfolio – Partners Small Cap Value Fund	6,039,275	(b,c)	92,280,130

Total			131,493,019

Total Equity Funds
(Cost: $1,458,904,822)			$1,751,325,284

Fixed Income Funds (61.1%)
	Shares		Value(a)

Floating Rate (1.9%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	8,880,516	(b,c)	$88,094,714

Global Bond (2.2%)
RiverSource Variable Portfolio – Global Bond Fund	8,746,114	(c)	102,329,532

High Yield (1.4%)
RiverSource Variable Portfolio – Income Opportunities Fund	6,292,501	(c)	67,266,839

Inflation Protected Securities (6.8%)
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund	33,859,882	(c)	323,023,272

Investment Grade (47.9%)
RiverSource Variable Portfolio – Diversified Bond Fund	37,791,067	(c)	415,701,740
RiverSource Variable Portfolio – Limited Duration Bond Fund	41,732,545	(b,c)	428,593,234
RiverSource Variable Portfolio – Short Duration U.S. Government Fund	13,354,464	(c)	138,619,335
Variable Portfolio – American Century Diversified Bond Fund	39,486,444	(b,c)	413,423,065
Variable Portfolio – J.P. Morgan Core Bond Fund	35,291,767	(b,c)	366,681,463
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	22,236,835	(b,c)	230,595,978
Variable Portfolio – Wells Fargo Short Duration Government Fund	27,213,150	(b,c)	277,301,995

Total			2,270,916,810

Multisector (0.9%)
RiverSource Variable Portfolio – Strategic Income Fund	4,064,924	(b)	43,169,495

Total Fixed Income Funds
(Cost: $2,860,013,833)			$2,894,800,662

Cash Equivalents (1.9%)
	Shares		Value(a)

Money Market
RiverSource Variable Portfolio – Cash Management Fund, 0.011%	88,658,685	(c)	$88,658,685

Total Cash Equivalents
(Cost: $88,658,685)			$88,658,685

Total Investments in Affiliated Funds
(Cost: $4,407,577,340)			$4,734,784,631

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund’s shares outstanding — See Note 6 to the financial statements.

38  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Moderately Conservative Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$4,734,784,631	$—	$—	$4,734,784,631

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  39

Investments in Affiliated Funds
Variable Portfolio — Moderate Portfolio
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Equity Funds (51.1%)
	Shares		Value(a)

Global Real Estate (1.0%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	15,188,776	(b,c)	$178,316,230

International (12.7%)
Threadneedle Variable Portfolio – Emerging Markets Fund	12,878,425	(c)	231,167,725
Variable Portfolio – AllianceBernstein International Value Fund	48,181,170	(c)	542,038,161
Variable Portfolio – Columbia Wanger International Equities Fund	19,037,017	(c)	234,345,683
Variable Portfolio – Invesco International Growth Fund	61,288,948	(c)	713,403,355
Variable Portfolio – Mondrian International Small Cap Fund	10,571,896	(c)	131,725,819
Variable Portfolio – Pyramis® International Equity Fund	34,628,442	(c)	400,651,078

Total			2,253,331,821

U.S. Large Cap (27.3%)
RiverSource Variable Portfolio – Diversified Equity Income Fund	51,013,059	(b,c)	672,862,244
Variable Portfolio – American Century Growth Fund	67,951,003	(b,c)	769,884,862
Variable Portfolio – Columbia Wanger U.S. Equities Fund	22,019,982	(b,c)	261,377,185
Variable Portfolio – Davis New York Venture Fund	58,762,289	(b,c)	587,622,892
Variable Portfolio – Marsico Growth Fund	57,007,517	(b,c)	687,510,658
Variable Portfolio – MFS Value Fund	62,293,986	(b,c)	670,283,290
Variable Portfolio – NFJ Dividend Value Fund	59,853,702	(b,c)	673,952,686
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	45,034,238	(b,c)	514,290,995

Total			4,837,784,812

U.S. Mid Cap (6.2%)
RiverSource Variable Portfolio – Mid Cap Value Fund	29,655,506	(b,c)	325,024,351
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	36,731,694	(b,c)	410,660,337
Variable Portfolio – Jennison Mid Cap Growth Fund	31,815,818	(b,c)	361,427,695

Total			1,097,112,383

U.S. Small Cap (3.9%)
Variable Portfolio – Partners Small Cap Growth Fund	14,515,364	(b,c)	170,845,839
Variable Portfolio – Partners Small Cap Value Fund	33,867,490	(b,c)	517,495,254

Total			688,341,093

Total Equity Funds
(Cost: $7,569,200,400)			$9,054,886,339

Fixed Income Funds (48.9%)
	Shares		Value(a)

Floating Rate (1.9%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	34,182,017	(b,c)	$339,085,608

Global Bond (3.0%)
RiverSource Variable Portfolio – Global Bond Fund	44,927,930	(c)	525,656,785

High Yield (2.9%)
RiverSource Variable Portfolio – Income Opportunities Fund	47,940,550	(c)	512,484,484

Inflation Protected Securities (6.4%)
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund	118,838,090	(c)	1,133,715,382

Investment Grade (31.8%)
RiverSource Variable Portfolio – Diversified Bond Fund	90,167,940	(c)	991,847,343
RiverSource Variable Portfolio – Limited Duration Bond Fund	113,081,773	(b,c)	1,161,349,811
RiverSource Variable Portfolio – Short Duration U.S. Government Fund	29,231,164	(c)	303,419,483
Variable Portfolio – American Century Diversified Bond Fund	96,137,566	(b,c)	1,006,560,320
Variable Portfolio – J.P. Morgan Core Bond Fund	93,367,290	(b,c)	970,086,142
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	50,265,376	(b,c)	521,251,950
Variable Portfolio – Wells Fargo Short Duration Government Fund	67,185,777	(b,c)	684,623,063

Total			5,639,138,112

Multisector (2.9%)
RiverSource Variable Portfolio – Strategic Income Fund	47,598,559	(b,c)	505,496,698

Total Fixed Income Funds
(Cost: $8,530,423,537)			$8,655,577,069

Cash Equivalents (—%)
	Shares		Value(a)

Money Market
RiverSource Variable Portfolio – Cash Management Fund, 0.011%	316,994		$316,994

Total Cash Equivalents
(Cost: $316,994)			$316,994

Total Investments in Affiliated Funds
(Cost: $16,099,940,931)			$17,710,780,402

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund’s shares outstanding — See Note 6 to the financial statements.

40  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Moderate Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$17,710,780,402	$—	$—	$17,710,780,402

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  41

Investments in Affiliated Funds
Variable Portfolio — Moderately Aggressive Portfolio
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Equity Funds (65.3%)
	Shares		Value(a)

Global Real Estate (1.0%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	9,899,542	(b,c)	$116,220,627

International (16.5%)
Threadneedle Variable Portfolio – Emerging Markets Fund	9,805,542	(c)	176,009,487
Variable Portfolio – AllianceBernstein International Value Fund	39,486,655	(c)	444,224,864
Variable Portfolio – Columbia Wanger International Equities Fund	12,925,343	(c)	159,110,977
Variable Portfolio – Invesco International Growth Fund	50,489,422	(c)	587,696,878
Variable Portfolio – Mondrian International Small Cap Fund	7,643,241	(c)	95,234,783
Variable Portfolio – Pyramis® International Equity Fund	33,982,190	(c)	393,173,934

Total			1,855,450,923

U.S. Large Cap (35.3%)
RiverSource Variable Portfolio – Diversified Equity Income Fund	41,252,644	(b,c)	544,122,369
Variable Portfolio – American Century Growth Fund	56,258,379	(b,c)	637,407,430
Variable Portfolio – Columbia Wanger U.S. Equities Fund	20,720,592	(b,c)	245,953,433
Variable Portfolio – Davis New York Venture Fund	48,391,882	(b,c)	483,918,824
Variable Portfolio – Marsico Growth Fund	47,205,408	(b,c)	569,297,223
Variable Portfolio – MFS Value Fund	49,154,937	(b,c)	528,907,125
Variable Portfolio – NFJ Dividend Value Fund	47,395,128	(b,c)	533,669,147
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	37,453,212	(b,c)	427,715,686

Total			3,970,991,237

U.S. Mid Cap (7.1%)
RiverSource Variable Portfolio – Mid Cap Value Fund	23,242,456	(b,c)	254,737,322
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	24,456,125	(b,c)	273,419,476
Variable Portfolio – Jennison Mid Cap Growth Fund	23,721,943	(b,c)	269,481,267

Total			797,638,065

U.S. Small Cap (5.4%)
Variable Portfolio – Partners Small Cap Growth Fund	17,116,851	(b,c)	201,465,335
Variable Portfolio – Partners Small Cap Value Fund	26,696,115	(b,c)	407,916,641

Total			609,381,976

Total Equity Funds
(Cost: $6,153,970,806)			$7,349,682,828

Fixed Income Funds (34.7%)
	Shares		Value(a)

Floating Rate (2.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	22,167,815	(b,c)	$219,904,727

Global Bond (3.0%)
RiverSource Variable Portfolio – Global Bond Fund	28,877,419	(c)	337,865,808

High Yield (2.0%)
RiverSource Variable Portfolio – Income Opportunities Fund	20,743,364	(c)	221,746,557

Inflation Protected Securities (4.5%)
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund	52,855,981	(c)	504,246,060

Investment Grade (21.2%)
RiverSource Variable Portfolio – Diversified Bond Fund	47,259,500	(c)	519,854,501
RiverSource Variable Portfolio – Limited Duration Bond Fund	50,395,993	(b,c)	517,566,844
RiverSource Variable Portfolio – Short Duration U.S. Government Fund	18,748,483	(c)	194,609,254
Variable Portfolio – American Century Diversified Bond Fund	29,847,740	(b,c)	312,505,835
Variable Portfolio – J.P. Morgan Core Bond Fund	19,842,798	(b,c)	206,166,669
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	21,522,840	(b,c)	223,191,847
Variable Portfolio – Wells Fargo Short Duration Government Fund	41,442,303	(b,c)	422,297,064

Total			2,396,192,014

Multisector (2.0%)
RiverSource Variable Portfolio – Strategic Income Fund	20,860,269	(b,c)	221,536,054

Total Fixed Income Funds
(Cost: $3,847,798,828)			$3,901,491,220

Cash Equivalents (—%)
	Shares		Value(a)

Money Market
RiverSource Variable Portfolio – Cash Management Fund, 0.011%	10		$10

Total Cash Equivalents
(Cost: $10)			$10

Total Investments in Affiliated Funds
(Cost: $10,001,769,644)			$11,251,174,058

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund’s shares outstanding — See Note 6 to the financial statements.

42  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Moderately Aggressive Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$11,251,174,058	$—	$—	$11,251,174,058

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  43

Investments in Affiliated Funds
Variable Portfolio — Aggressive Portfolio
Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Equity Funds (79.8%)
	Shares		Value(a)

Global Real Estate (1.0%)
Variable Portfolio – Morgan Stanley Global Real Estate Fund	2,494,013	(b,c)	$29,279,717

International (20.5%)
Threadneedle Variable Portfolio – Emerging Markets Fund	3,290,609	(c)	59,066,424
Variable Portfolio – AllianceBernstein International Value Fund	12,913,405	(c)	145,275,806
Variable Portfolio – Columbia Wanger International Equities Fund	4,775,148	(c)	58,782,069
Variable Portfolio – Invesco International Growth Fund	15,604,092	(c)	181,631,626
Variable Portfolio – Mondrian International Small Cap Fund	2,712,443	(c)	33,797,037
Variable Portfolio – Pyramis® International Equity Fund	10,040,199	(c)	116,165,107

Total			594,718,069

U.S. Large Cap (42.2%)
RiverSource Variable Portfolio – Diversified Equity Income Fund	12,603,285	(b,c)	166,237,333
Variable Portfolio – American Century Growth Fund	17,243,405	(b,c)	195,367,784
Variable Portfolio – Columbia Wanger U.S. Equities Fund	6,860,293	(b,c)	81,431,673
Variable Portfolio – Davis New York Venture Fund	14,424,818	(b,c)	144,248,178
Variable Portfolio – Marsico Growth Fund	14,432,484	(b,c)	174,055,751
Variable Portfolio – MFS Value Fund	15,290,992	(b,c)	164,531,075
Variable Portfolio – NFJ Dividend Value Fund	14,826,847	(b,c)	166,950,301
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund	11,504,881	(b,c)	131,385,739

Total			1,224,207,834

U.S. Mid Cap (9.6%)
RiverSource Variable Portfolio – Mid Cap Value Fund	7,438,751	(b,c)	81,528,708
Variable Portfolio – Goldman Sachs Mid Cap Value Fund	8,969,971	(b,c)	100,284,279
Variable Portfolio – Jennison Mid Cap Growth Fund	8,569,605	(b,c)	97,350,714

Total			279,163,701

U.S. Small Cap (6.5%)
Variable Portfolio – Partners Small Cap Growth Fund	5,408,283	(b,c)	63,655,487
Variable Portfolio – Partners Small Cap Value Fund	8,258,728	(b,c)	126,193,361

Total			189,848,848

Total Equity Funds
(Cost: $1,942,421,885)			$2,317,218,169

Fixed Income Funds (20.2%)
	Shares		Value(a)

Floating Rate (2.0%)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	5,960,171	(b,c)	$59,124,897

Global Bond (2.0%)
RiverSource Variable Portfolio – Global Bond Fund	5,005,779		58,567,620

Inflation Protected Securities (3.6%)
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund	10,788,291		102,920,296

Investment Grade (10.6%)
RiverSource Variable Portfolio – Diversified Bond Fund	4,662,679		51,289,471
RiverSource Variable Portfolio – Limited Duration Bond Fund	7,344,720	(b)	75,430,274
RiverSource Variable Portfolio – Short Duration U.S. Government Fund	2,373,390		24,635,793
Variable Portfolio – American Century Diversified Bond Fund	2,376,667	(b)	24,883,698
Variable Portfolio – J.P. Morgan Core Bond Fund	2,383,818	(b)	24,767,867
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund	2,821,555	(b)	29,259,527
Variable Portfolio – Wells Fargo Short Duration Government Fund	7,388,262	(b)	75,286,388

Total			305,553,018

Multisector (2.0%)
RiverSource Variable Portfolio – Strategic Income Fund	5,575,557	(b,c)	59,212,417

Total Fixed Income Funds
(Cost: $574,901,675)			$585,378,248

Cash Equivalents (—%)
	Shares		Value(a)

Money Market
Columbia Short-Term Cash Fund, 0.229%	2		$2
RiverSource Variable Portfolio – Cash Management Fund, 0.011%	6		6

Total Cash Equivalents
(Cost: $8)			$8

Total Investments in Affiliated Funds
(Cost: $2,517,323,568)			$2,902,596,425

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund’s shares outstanding — See Note 6 to the financial statements.

44  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Aggressive Portfolio

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$2,902,596,425	$—	$—	$2,902,596,425

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  45

Statements of Assets and Liabilities

		Variable Portfolio —
	Variable Portfolio —	Moderately	Variable Portfolio —
	Conservative	Conservative	Moderate
Dec. 31, 2010	Portfolio	Portfolio	Portfolio
Assets
Investments in affiliated funds, at value
(identified cost $1,986,140,025, $4,407,577,340 and $16,099,940,931)	$2,077,978,751	$4,734,784,631	$17,710,780,402
Capital shares receivable	894,668	902,272	4,865,393
Dividends receivable from affiliated funds	34	24	—
Receivable for affiliated investments sold	3,192,524	3,976,084	15,367,074
Receivable from Investment Manager	171,495	449,386	1,797,146

Total assets	2,082,237,472	4,740,112,397	17,732,810,015

Liabilities
Capital shares payable	3,624,353	3,883,681	16,939,563
Accrued distribution fees	445,044	998,626	3,699,675
Accrued administrative services fees	35,601	79,884	295,950
Other accrued expenses	46,206	28,565	68,585

Total liabilities	4,151,204	4,990,756	21,003,773

Net assets applicable to outstanding shares	$2,078,086,268	$4,735,121,641	$17,711,806,242

Net assets applicable to outstanding shares:	Class 2	$237,556,204	$639,225,853	$2,208,756,602
	Class 4	$1,840,530,064	$4,095,895,788	$15,503,049,640
Outstanding shares of beneficial interest:	Class 2	22,570,740	59,363,553	200,678,873
	Class 4	174,986,423	379,847,952	1,407,612,023
Net asset value per share:	Class 2	$10.52	$10.77	$11.01
	Class 4	$10.52	$10.78	$11.01

The accompanying Notes to Financial Statements are an integral part of this statement.

46  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

	Variable Portfolio —
	Moderately	Variable Portfolio —
	Aggressive	Aggressive
Dec. 31, 2010	Portfolio	Portfolio
Assets
Investments in affiliated funds, at value
(identified cost $10,001,769,644 and $2,517,323,568)	$11,251,174,058	$2,902,596,425
Capital shares receivable	6,230,666	766,456
Receivable for affiliated investments sold	4,412,720	777,449
Receivable from Investment Manager	1,047,297	280,289

Total assets	11,262,864,741	2,904,420,619

Liabilities
Capital shares payable	8,525,310	1,062,242
Accrued distribution fees	2,338,751	601,327
Accrued administrative services fees	187,085	48,102
Other accrued expenses	51,510	32,736

Total liabilities	11,102,656	1,744,407

Net assets applicable to outstanding shares	$11,251,762,085	$2,902,676,212

Net assets applicable to outstanding shares:	Class 2	$1,310,385,343	$284,243,060
	Class 4	$9,941,376,742	$2,618,433,152
Outstanding shares of beneficial interest:	Class 2	117,123,829	25,184,098
	Class 4	887,739,769	231,875,487
Net asset value per share:	Class 2	$11.19	$11.29
	Class 4	$11.20	$11.29

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  47

Statements of Operations

		Variable Portfolio —
	Variable Portfolio —	Moderately	Variable Portfolio —
	Conservative	Conservative	Moderate
For the period from May 7, 2010(a) to Dec. 31, 2010	Portfolio	Portfolio	Portfolio
Investment income
Income:
Dividend distributions from underlying affiliated funds	$24,044,212	$43,275,194	$159,897,375

Expenses:
Distribution fees
Class 2	187,275	469,340	1,530,437
Class 4	2,865,302	6,099,761	22,687,120
Administrative services fees	244,187	525,486	1,937,249
Custodian fees	12,662	13,448	13,548
Printing and postage	28,317	16,367	87,365
Professional fees	25,636	25,636	25,340
Other	1,956	1,955	2,037

Total expenses	3,365,335	7,151,993	26,283,096
Expenses waived/reimbursed by the Investment Manager and its affiliates	(611,733)	(1,530,139)	(6,958,817)

Total net expenses	2,753,602	5,621,854	19,324,279

Investment income (loss) — net	21,290,610	37,653,340	140,573,096

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	6,793,664	(1,145,796)	(25,967,899)
Capital gain distributions from underlying affiliated funds	243,310	525,652	1,807,526

Net realized gain (loss) on affiliated investments	7,036,974	(620,144)	(24,160,373)
Net change in unrealized appreciation (depreciation) on affiliated investments	91,838,798	327,207,301	1,610,839,481

Net gain (loss) on investments	98,875,772	326,587,157	1,586,679,108

Net increase (decrease) in net assets resulting from operations	$120,166,382	$364,240,497	$1,727,252,204

(a)	When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.

48  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

	Variable Portfolio —
	Moderately	Variable Portfolio —
	Aggressive	Aggressive
For the period from May 7, 2010(a) to Dec. 31, 2010	Portfolio	Portfolio
Investment income
Income:
Dividend distributions from underlying affiliated funds	$80,882,314	$9,681,704

Expenses:
Distribution fees
Class 2	900,446	187,106
Class 4	14,373,178	3,726,765
Administrative services fees	1,221,792	313,085
Custodian fees	13,362	12,662
Printing and postage	52,836	15,568
Professional fees	25,636	25,636
Other	1,955	1,956

Total expenses	16,589,205	4,282,778
Expenses waived/reimbursed by the Investment Manager and its affiliates	(4,421,118)	(1,561,648)

Total net expenses	12,168,087	2,721,130

Investment income (loss) — net	68,714,227	6,960,574

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	(22,157,277)	(6,054,484)
Capital gain distributions from underlying affiliated funds	797,404	163,520

Net realized gain (loss) on affiliated investments	(21,359,873)	(5,890,964)
Net change in unrealized appreciation (depreciation) on affiliated investments	1,249,404,424	385,272,873

Net gain (loss) on investments	1,228,044,551	379,381,909

Net increase (decrease) in net assets resulting from operations	$1,296,758,778	$386,342,483

(a)	When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  49

Statements of Changes in Net Assets

		Variable Portfolio —
	Variable Portfolio —	Moderately	Variable Portfolio —
	Conservative	Conservative	Moderate
For the period from May 7, 2010(a) to Dec. 31, 2010	Portfolio	Portfolio	Portfolio
Operations
Investment income (loss) — net	$21,290,610	$37,653,340	$140,573,096
Net realized gain (loss) on affiliated investments	7,036,974	(620,144)	(24,160,373)
Net change in unrealized appreciation (depreciation) on affiliated investments	91,838,798	327,207,301	1,610,839,481

Net increase (decrease) in net assets resulting from operations	120,166,382	364,240,497	1,727,252,204

Share transactions
Proceeds from sales
Class 2 shares	234,214,876	614,342,216	2,083,627,737
Class 4 shares	1,909,309,669	3,945,746,679	14,424,675,804
Payments for redemptions
Class 2 shares	(3,834,394)	(3,348,448)	(2,435,738)
Class 4 shares	(181,825,535)	(185,867,432)	(521,321,894)

Increase (decrease) in net assets from share transactions	1,957,864,616	4,370,873,015	15,984,545,909

Total increase (decrease) in net assets	2,078,030,998	4,735,113,512	17,711,798,113
Net assets at beginning of year	55,270 (b)	8,129 (c)	8,129 (d)

Net assets at end of year	$2,078,086,268	$4,735,121,641	$17,711,806,242

(a)	When shares became available.
(b)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $370 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(d)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

50  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

	Variable Portfolio —
	Moderately	Variable Portfolio —
	Aggressive	Aggressive
For the period from May 7, 2010(a) to Dec. 31, 2010	Portfolio	Portfolio
Operations
Investment income (loss) — net	$68,714,227	$6,960,574
Net realized gain (loss) on affiliated investments	(21,359,873)	(5,890,964)
Net change in unrealized appreciation (depreciation) on affiliated investments	1,249,404,424	385,272,873

Net increase (decrease) in net assets resulting from operations	1,296,758,778	386,342,483

Share transactions
Proceeds from sales
Class 2 shares	1,217,043,991	262,183,029
Class 4 shares	9,183,910,473	2,396,617,168
Payments for redemptions
Class 2 shares	(1,563,096)	(1,329,917)
Class 4 shares	(444,396,190)	(141,191,667)

Increase (decrease) in net assets from share transactions	9,954,995,178	2,516,278,613

Total increase (decrease) in net assets	11,251,753,956	2,902,621,096
Net assets at beginning of year	8,129 (b)	55,116 (c)

Net assets at end of year	$11,251,762,085	$2,902,676,212

(a)	When shares became available.
(b)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c)	Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $524 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  51

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Variable Portfolio — Conservative Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.93

Income from investment operations:
Net investment income (loss)	.04
Net gains (losses) (both realized and unrealized)	.55

Total from investment operations	.59

Net asset value, end of period	$10.52

Total return	5.94%

Ratios to average net assets(b)
Total expenses	.28%	(c)

Net investment income (loss)	.55%	(c)

Supplemental data
Net assets, end of period (in millions)	$238

Portfolio turnover rate	28%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.93

Income from investment operations:
Net investment income (loss)	.12
Net gains (losses) (both realized and unrealized)	.47

Total from investment operations	.59

Net asset value, end of period	$10.52

Total return	5.94%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.28%	(c)

Net expenses after expense waiver/reimbursement(d)	.22%	(c)

Net investment income (loss)	1.84%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,840

Portfolio turnover rate	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

52  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Moderately Conservative Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	.75

Total from investment operations	.78

Net asset value, end of period	$10.77

Total return	7.81%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.43%	(c)

Supplemental data
Net assets, end of period (in millions)	$639

Portfolio turnover rate	29%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.10
Net gains (losses) (both realized and unrealized)	.69

Total from investment operations	.79

Net asset value, end of period	$10.78

Total return	7.91%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.28%	(c)

Net expenses after expense waiver/reimbursement(d)	.21%	(c)

Net investment income (loss)	1.52%	(c)

Supplemental data
Net assets, end of period (in millions)	$4,096

Portfolio turnover rate	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  53

Financial Highlights (continued)

Variable Portfolio — Moderate Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	.99

Total from investment operations	1.02

Net asset value, end of period	$11.01

Total return	10.21%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.46%	(c)

Supplemental data
Net assets, end of period (in millions)	$2,209

Portfolio turnover rate	20%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.10
Net gains (losses) (both realized and unrealized)	.92

Total from investment operations	1.02

Net asset value, end of period	$11.01

Total return	10.21%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.27%	(c)

Net expenses after expense waiver/reimbursement(d)	.20%	(c)

Net investment income (loss)	1.53%	(c)

Supplemental data
Net assets, end of period (in millions)	$15,503

Portfolio turnover rate	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

54  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Variable Portfolio — Moderately Aggressive Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	1.17

Total from investment operations	1.20

Net asset value, end of period	$11.19

Total return	12.01%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.43%	(c)

Supplemental data
Net assets, end of period (in millions)	$1,310

Portfolio turnover rate	18%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income (loss)	.08
Net gains (losses) (both realized and unrealized)	1.13

Total from investment operations	1.21

Net asset value, end of period	$11.20

Total return	12.11%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.27%	(c)

Net expenses after expense waiver/reimbursement(d)	.20%	(c)

Net investment income (loss)	1.18%	(c)

Supplemental data
Net assets, end of period (in millions)	$9,941

Portfolio turnover rate	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  55

Financial Highlights (continued)

Variable Portfolio — Aggressive Portfolio

	Year ended
Class 2	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.90

Income from investment operations:
Net investment income (loss)	.01
Net gains (losses) (both realized and unrealized)	1.38

Total from investment operations	1.39

Net asset value, end of period	$11.29

Total return	14.04%

Ratios to average net assets(b)
Total expenses	.27%	(c)

Net investment income (loss)	.19%	(c)

Supplemental data
Net assets, end of period (in millions)	$284

Portfolio turnover rate	20%

	Year ended
Class 4	Dec. 31,
Per share data	2010(a)
Net asset value, beginning of period	$9.90

Income from investment operations:
Net investment income (loss)	.03
Net gains (losses) (both realized and unrealized)	1.36

Total from investment operations	1.39

Net asset value, end of period	$11.29

Total return	14.04%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.28%	(c)

Net expenses after expense waiver/reimbursement(d)	.17%	(c)

Net investment income (loss)	.46%	(c)

Supplemental data
Net assets, end of period (in millions)	$2,618

Portfolio turnover rate	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

56  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION

RiverSource Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Variable Portfolio (VP) — Conservative Portfolio (Conservative Portfolio), VP — Moderately Conservative Portfolio (Moderately Conservative Portfolio), VP — Moderate Portfolio (Moderate Portfolio), VP — Moderately Aggressive Portfolio (Moderately Aggressive Portfolio) and VP — Aggressive Portfolio (Aggressive Portfolio). Each Fund operates as a diversified fund and has unlimited authorized shares of beneficial interest (without par value). References to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

Each Fund may offer Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Funds directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

At Dec. 31, 2010, the Investment Manager and/or affiliates owned 100% of Class 2 and Class 4 shares of each Fund.

Both classes of shares have identical voting, dividend and liquidation rights. Each class has separate class specific expenses. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
Investments in the underlying funds are valued at their net asset value at the close of each business day.

Guarantees and indemnifications
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
Each Fund is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and losses. The components of each Fund’s net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities. For the year ended Dec. 31, 2010, there were no distributions.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Other
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  57

Notes to Financial Statements (continued)

3.	EXPENSES

Management fees and underlying fund fees
The Funds do not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administrative services fees
Under an Administrative Services Agreement, each Fund pays the Fund Administrator, an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Compensation to board members
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid directly by the underlying funds in which each Fund invests.

Distribution fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses for Class 2 and Class 4 shares until April 30, 2011, unless sooner terminated at the sole discretion of the Board. Any amounts waived will not be reimbursed by the Funds. Under this agreement, net expenses (excluding fees and expenses of underlying funds) will not exceed 0.32% of the Class 2 and Class 4 shares’ average daily net assets.

Under this agreement, net expenses (including fees and expenses of underlying funds) will not exceed the amounts shown below for Class 4 shares through April 30, 2012:

Net expenses
(including underlying
Fund	fund fees and expenses)
Conservative Portfolio	0.86%
Moderately Conservative Portfolio	0.90
Moderate Portfolio	0.94
Moderately Aggressive Portfolio	0.98
Aggressive Portfolio	0.99

For the year ended Dec. 31, 2010, the actual fees and expenses ratios were as follows for Class 4 shares:

		Acquired fund fees	Total
Fund	Annualized expenses	and expenses	expenses
Conservative Portfolio	0.28%	0.64%	0.92%
Moderately Conservative Portfolio	0.28	0.69	0.97
Moderate Portfolio	0.27	0.74	1.01
Moderately Aggressive Portfolio	0.27	0.78	1.05
Aggressive Portfolio	0.28	0.82	1.10

For the year ended Dec. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses for Class 4 (excluding fees and expenses of underlying funds) were as presented in the table below. The net expenses ratios in the table below reflect fee waivers/reimbursements related to the indirect expenses.

58  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

		Fee waiver/expense
Fund	Annualized expenses	reimbursement	Net expenses
Conservative Portfolio	0.28%	(0.06)%	0.22%
Moderately Conservative Portfolio	0.28	(0.07)	0.21
Moderate Portfolio	0.27	(0.07)	0.20
Moderately Aggressive Portfolio	0.27	(0.07)	0.20
Aggressive Portfolio	0.28	(0.11)	0.17

4.	SECURITIES TRANSACTIONS

For the period from May 7, 2010 (when shares became available) to Dec. 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

Fund	Purchases	Proceeds
Conservative Portfolio	$2,517,187,219	$537,891,498
Moderately Conservative Portfolio	5,626,238,860	1,217,523,864
Moderate Portfolio	19,237,216,006	3,111,315,315
Moderately Aggressive Portfolio	11,791,211,617	1,767,292,836
Aggressive Portfolio	3,024,407,480	501,050,071

Realized gains and losses are determined on an identified cost basis.

5.	SHARE TRANSACTIONS

Transactions in shares for the period from May 7, 2010 (when shares became available) to Dec. 31, 2010 were as follows for each Fund:

	Conservative	Moderately	Moderate	Moderately	Aggressive
	Portfolio	Conservative Portfolio	Portfolio	Aggressive Portfolio	Portfolio
Class 2
Sold	22,940,148	59,685,478	200,919,511	117,278,065	25,311,959
Redeemed	(369,908)	(322,425)	(241,138)	(154,736)	(128,361)

Net increase (decrease)	22,570,240	59,363,053	200,678,373	117,123,329	25,183,598

Class 4
Sold	192,541,466	397,568,845	1,457,822,893	931,084,653	245,813,236
Redeemed	(17,560,107)	(17,721,207)	(50,211,184)	(43,345,198)	(13,942,814)

Net increase (decrease)	174,981,359	379,847,638	1,407,611,709	887,739,455	231,870,422

6.	INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Dec. 31, 2010, each Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Conservative Portfolio

Underlying fund	Percent of shares held
RiverSource VP — Cash Management Fund	14.76%
VP — J.P. Morgan Core Bond Fund	12.51
VP — American Century Diversified Bond Fund	12.03
VP — Eaton Vance Floating-Rate Income Fund	10.38
RiverSource VP — Limited Duration Bond Fund	7.93
VP — PIMCO Mortgage-Backed Securities Fund	7.69
VP — Wells Fargo Short Duration Government Fund	7.30
RiverSource VP — Short Duration U.S. Government Fund	6.33
RiverSource VP — Diversified Bond Fund	6.25
RiverSource VP — Global Inflation Protected Securities Fund	5.75

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  59

Notes to Financial Statements (continued)

Moderately Conservative Portfolio

Underlying fund	Percent of shares held
VP — PIMCO Mortgage-Backed Securities Fund	21.19%
VP — American Century Diversified Bond Fund	20.69
VP — J.P. Morgan Core Bond Fund	20.45
RiverSource VP — Limited Duration Bond Fund	18.07
VP — Wells Fargo Short Duration Government Fund	17.61
RiverSource VP — Global Inflation Protected Securities Fund	12.71
RiverSource VP — Short Duration U.S. Government Fund	12.00
VP — Eaton Vance Floating-Rate Income Fund	11.15
VP — Mondrian International Small Cap Fund	11.06
RiverSource VP — Cash Management Fund	10.56
RiverSource VP — Diversified Bond Fund	10.55
VP — Jennison Mid Cap Growth Fund	10.47
VP — Morgan Stanley Global Real Estate Fund	9.68
VP — Columbia Wanger International Equities Fund	8.99
VP — MFS Value Fund	8.94
VP — NFJ Dividend Value Fund	8.87
VP — Pyramis® International Equity Fund	8.50
VP — Invesco International Growth Fund	8.30
VP — Columbia Wanger U.S. Equities Fund	8.23
VP — Partners Small Cap Growth Fund	8.13
VP — Marsico Growth Fund	8.01
VP — American Century Growth Fund	8.00
VP — Nuveen Winslow Large Cap Growth Fund	7.98
VP — AllianceBernstein International Value Fund	7.95
VP — Goldman Sachs Mid Cap Value Fund	7.84
VP — Davis New York Venture Fund	7.66
RiverSource VP — Mid Cap Value Fund	6.89
VP — Partners Small Cap Value Fund	6.36
RiverSource VP — Global Bond Fund	6.36
RiverSource VP — Income Opportunities Fund	6.15

60  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Moderate Portfolio

Underlying fund	Percent of shares held
RiverSource VP — Strategic Income Fund	57.95%
VP — J.P. Morgan Core Bond Fund	54.10
VP — American Century Diversified Bond Fund	50.36
RiverSource VP — Limited Duration Bond Fund	48.96
VP — Morgan Stanley Global Real Estate Fund	48.14
VP — PIMCO Mortgage-Backed Securities Fund	47.89
RiverSource VP — Income Opportunities Fund	46.81
VP — Columbia Wanger International Equities Fund	46.42
VP — Goldman Sachs Mid Cap Value Fund	45.51
RiverSource VP — Global Inflation Protected Securities Fund	44.59
VP — MFS Value Fund	43.68
VP — Mondrian International Small Cap Fund	43.62
VP — NFJ Dividend Value Fund	43.62
VP — Wells Fargo Short Duration Government Fund	43.47
VP — Invesco International Growth Fund	43.35
VP — American Century Growth Fund	43.25
VP — Marsico Growth Fund	43.25
VP — AllianceBernstein International Value Fund	43.21
VP — Nuveen Winslow Large Cap Growth Fund	43.16
VP — Jennison Mid Cap Growth Fund	43.05
VP — Eaton Vance Floating-Rate Income Fund	42.90
VP — Davis New York Venture Fund	41.10
VP — Columbia Wanger U.S. Equities Fund	39.91
VP — Pyramis® International Equity Fund	39.31
RiverSource VP — Mid Cap Value Fund	37.97
VP — Partners Small Cap Value Fund	35.64
VP — Partners Small Cap Growth Fund	35.56
RiverSource VP — Global Bond Fund	32.66
RiverSource VP — Short Duration U.S. Government Fund	26.27
RiverSource VP — Diversified Bond Fund	25.16
Threadneedle VP — Emerging Markets Fund	22.00
RiverSource VP — Diversified Equity Income Fund	21.49

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  61

Notes to Financial Statements (continued)

Moderately Aggressive Portfolio

Underlying fund	Percent of shares held
VP — Partners Small Cap Growth Fund	41.50%
VP — Pyramis® International Equity Fund	38.57
VP — Columbia Wanger U.S. Equities Fund	37.32
VP — Nuveen Winslow Large Cap Growth Fund	35.83
VP — American Century Growth Fund	35.76
VP — Marsico Growth Fund	35.76
VP — Invesco International Growth Fund	35.71
VP — AllianceBernstein International Value Fund	35.41
VP — NFJ Dividend Value Fund	34.54
VP — MFS Value Fund	34.47
VP — Davis New York Venture Fund	33.85
VP — Jennison Mid Cap Growth Fund	32.04
VP — Mondrian International Small Cap Fund	31.53
VP — Columbia Wanger International Equities Fund	31.52
VP — Morgan Stanley Global Real Estate Fund	31.38
VP — Goldman Sachs Mid Cap Value Fund	30.25
RiverSource VP — Mid Cap Value Fund	29.66
VP — Partners Small Cap Value Fund	28.04
VP — Eaton Vance Floating-Rate Income Fund	27.82
VP — Wells Fargo Short Duration Government Fund	26.82
RiverSource VP — Strategic Income Fund	25.40
RiverSource VP — Limited Duration Bond Fund	21.82
RiverSource VP — Global Bond Fund	20.99
VP — PIMCO Mortgage-Backed Securities Fund	20.51
RiverSource VP — Income Opportunities Fund	20.26
RiverSource VP — Global Inflation Protected Securities Fund	19.83
RiverSource VP — Diversified Equity Income Fund	17.36
RiverSource VP — Short Duration U.S. Government Fund	16.85
Threadneedle VP — Emerging Markets Fund	16.75
VP — American Century Diversified Bond Fund	15.64
RiverSource VP — Diversified Bond Fund	13.19
VP — J.P. Morgan Core Bond Fund	11.50

62  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Aggressive Portfolio

Underlying fund	Percent of shares held
VP — Partners Small Cap Growth Fund	13.04%
VP — Columbia Wanger U.S. Equities Fund	12.30
VP — Columbia Wanger International Equities Fund	11.65
VP — AllianceBernstein International Value Fund	11.58
VP — Jennison Mid Cap Growth Fund	11.58
VP — Pyramis® International Equity Fund	11.40
VP — Mondrian International Small Cap Fund	11.19
VP — Goldman Sachs Mid Cap Value Fund	11.08
VP — Invesco International Growth Fund	11.04
VP — Nuveen Winslow Large Cap Growth Fund	11.00
VP — American Century Growth Fund	10.96
VP — Marsico Growth Fund	10.93
VP — NFJ Dividend Value Fund	10.80
VP — MFS Value Fund	10.72
VP — Davis New York Venture Fund	10.09
RiverSource VP — Mid Cap Value Fund	9.47
VP — Partners Small Cap Value Fund	8.66
VP — Morgan Stanley Global Real Estate Fund	7.91
VP — Eaton Vance Floating-Rate Income Fund	7.53
RiverSource VP — Strategic Income Fund	6.83
Threadneedle VP — Emerging Markets Fund	5.62
RiverSource VP — Diversified Equity Income Fund	5.30

Pyramis® is a registered mark of FMR LLC. Used under license.

7.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund’s financial statements.

8.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal to the Eighth Circuit.

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  63

Notes to Financial Statements (continued)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

64  VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio — Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio, Variable Portfolio — Aggressive Portfolio:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in affiliated funds, of Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio — Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio, and Variable Portfolio — Aggressive Portfolio (the Funds) (five of the portfolios constituting the RiverSource Variable Series Trust) as of December 31, 2010, and the related statements of operations, changes in net assets, and financial highlights for the period from May 7, 2010 (date shares became available) to December 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Variable Series Trust at December 31, 2010, the results of their operations, changes in their net assets, and the financial highlights for the period from May 7, 2010 (date shares became available) to December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2011

VARIABLE PORTFOLIOS — 2010 ANNUAL REPORT  65

Portfolio of Investments

Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (98.8%)
Issuer	Shares		Value(a)

Aerospace & Defense (3.6%)
General Dynamics Corp.	12,988	(e)	$921,628
Lockheed Martin Corp.	11,382	(e)	795,716
Northrop Grumman Corp.	10,300		667,234
Raytheon Co.	56,370		2,612,186
United Technologies Corp.	22,710		1,787,731

Total			6,784,495

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	16,500		1,197,570

Automobiles (1.2%)
Ford Motor Co.	132,037	(b,e)	2,216,901

Beverages (0.4%)
The Coca-Cola Co.	11,781		774,836

Biotechnology (3.3%)
Biogen Idec, Inc.	47,200	(b,e)	3,164,760
Cephalon, Inc.	2,256	(b,e)	139,240
Gilead Sciences, Inc.	80,400	(b)	2,913,696

Total			6,217,696

Capital Markets (2.5%)
Franklin Resources, Inc.	27,500		3,058,275
SEI Investments Co.	8,200	(e)	195,078
The Goldman Sachs Group, Inc.	8,900		1,496,624

Total			4,749,977

Chemicals (2.0%)
Eastman Chemical Co.	3,576		300,670
Lubrizol Corp.	31,700		3,388,096

Total			3,688,766

Commercial Banks (0.2%)
KeyCorp	32,500		287,625

Commercial Services & Supplies (1.4%)
Pitney Bowes, Inc.	7,708	(e)	186,379
RR Donnelley & Sons Co.	140,383		2,452,491

Total			2,638,870

Computers & Peripherals (7.0%)
Apple, Inc.	24,468	(b)	7,892,398
Dell, Inc.	11,900	(b,e)	161,245
Hewlett-Packard Co.	20,100	(e)	846,210
Lexmark International, Inc., Class A	23,000	(b)	800,860
SanDisk Corp.	65,200	(b,e)	3,250,872

Total			12,951,585

Consumer Finance (3.0%)
Capital One Financial Corp.	51,362		2,185,967
Discover Financial Services	185,997		3,446,524

Total			5,632,491

Diversified Financial Services (4.2%)
Citigroup, Inc.	395,752	(b)	1,871,907
JPMorgan Chase & Co.	138,200		5,862,444

Total			7,734,351

Diversified Telecommunication Services (3.5%)
AT&T, Inc.	77,249		2,269,576
Qwest Communications International, Inc.	46,500		353,865
Verizon Communications, Inc.	109,656		3,923,491

Total			6,546,932

Electric Utilities (1.8%)
Exelon Corp.	78,575	(e)	3,271,863

Electrical Equipment (0.8%)
Emerson Electric Co.	25,145		1,437,540

Energy Equipment & Services (2.0%)
National Oilwell Varco, Inc.	56,583		3,805,207

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Food & Staples Retailing (2.5%)
Wal-Mart Stores, Inc.	85,301		$4,600,283

Food Products (1.0%)
The Hershey Co.	40,600		1,914,290

Health Care Providers & Services (2.1%)
Humana, Inc.	5,609	(b)	307,037
UnitedHealth Group, Inc.	97,482		3,520,075

Total			3,827,112

Household Products (0.7%)
The Procter & Gamble Co.	21,600		1,389,528

Industrial Conglomerates (3.0%)
3M Co.	6,470		558,361
General Electric Co.	272,219		4,978,886

Total			5,537,247

Insurance (4.0%)
Aflac, Inc.	60,244		3,399,569
Hartford Financial Services Group, Inc.	65,011		1,722,141
Reinsurance Group of America, Inc.	22,400		1,203,104
The Allstate Corp.	28,283		901,662
Torchmark Corp.	4,200		250,908

Total			7,477,384

Internet Software & Services (0.4%)
Google, Inc., Class A	1,300	(b)	772,161

IT Services (3.2%)
IBM Corp.	41,200		6,046,512

Media (1.2%)
DIRECTV, Class A	51,700	(b)	2,064,381
Time Warner Cable, Inc.	2,400		158,472

Total			2,222,853

Metals & Mining (1.7%)
Freeport-McMoRan Copper & Gold, Inc.	15,889		1,908,110
Newmont Mining Corp.	21,000		1,290,030

Total			3,198,140

Multiline Retail (1.0%)
Family Dollar Stores, Inc.	9,309	(e)	462,750
Target Corp.	22,400		1,346,912

Total			1,809,662

Multi-Utilities (1.4%)
Public Service Enterprise Group, Inc.	80,900	(e)	2,573,429

Oil, Gas & Consumable Fuels (10.2%)
Apache Corp.	32,379		3,860,548
Chevron Corp.	75,406	(d)	6,880,798
ConocoPhillips	41,953		2,856,999
Devon Energy Corp.	18,300		1,436,733
Exxon Mobil Corp.	50,831		3,716,763
Marathon Oil Corp.	5,997		222,069

Total			18,973,910

Personal Products (1.6%)
Herbalife Ltd.	43,100	(c,e)	2,946,747

Pharmaceuticals (5.6%)
Abbott Laboratories	46,115		2,209,370
Eli Lilly & Co.	95,389		3,342,431
Johnson & Johnson	74,195		4,588,960
Merck & Co., Inc.	9,466		341,155

Total			10,481,916

Professional Services (1.6%)
Dun & Bradstreet Corp.	35,700	(e)	2,930,613

Real Estate Investment Trusts (REITs) (1.2%)
Annaly Capital Management, Inc.	25,661	(e)	459,845
Apartment Investment & Management Co., Class A	23,900		617,576
Simon Property Group, Inc.	12,471		1,240,740

Total			2,318,161

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.	11,600	(b)	94,888
Intel Corp.	214,800		4,517,244
Texas Instruments, Inc.	121,900		3,961,750

Total			8,573,882

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  13

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Software (3.5%)
Microsoft Corp.	235,334		$6,570,525

Specialty Retail (6.7%)
Advance Auto Parts, Inc.	32,400		2,143,260
Aeropostale, Inc.	12,300	(b,e)	303,072
AutoZone, Inc.	11,800	(b,e)	3,216,562
Limited Brands, Inc.	107,784		3,312,202
PetSmart, Inc.	45,000	(e)	1,791,900
Ross Stores, Inc.	26,600	(e)	1,682,450

Total			12,449,446

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	2,500		138,275

Tobacco (4.0%)
Altria Group, Inc.	64,659		1,591,905
Lorillard, Inc.	13,400	(e)	1,099,604
Philip Morris International, Inc.	81,800		4,787,755

Total			7,479,264

Total Common Stocks
(Cost: $159,678,929)			$184,168,045

Money Market Fund (0.5%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	917,545	(f)	$917,545

Total Money Market Fund
(Cost: $917,545)			$917,545

Investments of Cash Collateral Received
for Securities on Loan (8.7%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(g)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,167	0.400%	$5,000,000	$5,000,000
Deutsche Bank AG dated 12-31-10, matures 01-03-11, repurchase price
$3,286,223	0.280	3,286,147	3,286,147
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$3,000,125	0.500	3,000,000	3,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price
$5,000,188	0.450	5,000,000	5,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $16,286,147)		$16,286,147

Total Investments in Securities
(Cost: $176,882,621)		$201,371,737

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Investments in Derivatives

Futures Contracts Outstanding at Dec. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)
S&P 500 Index	8	$2,506,000	March 2011	$21,847
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 1.58% of net assets.

(d)	At Dec. 31, 2010, investments in securities included securities valued at $455,338 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)	Affiliated Money Market Fund – See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.400%) (continued)
Security description	Value(a)
Government National Mortgage Association	$109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.280%)
Security description	Value(a)
Freddie Mac REMICS	$1,749,589
Ginnie Mae I Pool	1,602,280

Total market value of collateral securities	$3,351,869

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$1,482
Fannie Mae Pool	1,244,865
Fannie Mae REMICS	128,471
Fannie Mae Whole Loan	3,490
Federal Farm Credit Bank	1,999
Federal Home Loan Banks	51,871
Federal Home Loan Mortgage Corp	7,989
FHLMC Structured Pass Through Securities	7,567
Freddie Mac Gold Pool	652,303
Freddie Mac Non Gold Pool	77,399
Freddie Mac REMICS	143,820
Ginnie Mae II Pool	105,311
Government National Mortgage Association	195,343
United States Treasury Note/Bond	438,090

Total market value of collateral securities	$3,060,000

16  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.450%)
Security description	Value(a)
Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

18  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Fair Value Measurements (continued)

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$184,168,045	$—	$—	$184,168,045

Total Equity Securities	184,168,045	—	—	184,168,045

Other
Affiliated Money Market Fund(c)	917,545	—	—	917,545
Investments of Cash Collateral Received for Securities on Loan	—	16,286,147	—	16,286,147

Total Other	917,545	16,286,147	—	17,203,692

Investments in Securities	185,085,590	16,286,147	—	201,371,737
Derivatives(d)
Assets
Futures Contracts	21,847	—	—	21,847

Total	$185,107,437	$16,286,147	$—	$201,393,584

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  19

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

20  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Statement of Assets and Liabilities
Dec. 31, 2010

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $159,678,929)	$184,168,045
Affiliated money market fund (identified cost $917,545)	917,545
Investments of cash collateral received for securities on loan (identified cost $16,286,147)	16,286,147

Total investments in securities (identified cost $176,882,621)	201,371,737
Dividends and accrued interest receivable	191,129
Receivable for investment securities sold	1,450,241
Receivable from Investment Manager	3,246

Total assets	203,016,353

Liabilities
Capital shares payable	294,491
Payable upon return of securities loaned	16,286,147
Variation margin payable on futures contracts	3,000
Accrued investment management services fees	63,269
Other accrued expenses	47,220

Total liabilities	16,694,127

Net assets applicable to outstanding shares	$186,322,226

Outstanding shares at beneficial interest	24,357,384

Net asset value per share	$7.65

*Value of securities on loan	$15,905,787

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  21

Statement of Operations
Year ended Dec. 31, 2010

Investment income
Income:
Dividends	$5,112,528
Income distributions from affiliated money market fund	3,472
Income from securities lending — net	27,592

Total income	5,143,592

Expenses:
Investment management services fees	723,479
Compensation of board members	5,134
Custodian fees	31,205
Printing and postage	16,250
Professional fees	30,919
Other	5,369

Total expenses	812,356
Expenses waived/reimbursed by the Investment Manager and its affiliates	(88,754)

Total net expenses	723,602

Investment income (loss) — net	4,419,990

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	15,849,785
Foreign currency transactions	(153)
Futures contracts	264,384

Net realized gain (loss) on investments	16,114,016
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	7,424,601

Net gain (loss) on investments and foreign currencies	23,538,617

Net increase (decrease) in net assets resulting from operations	$27,958,607

The accompanying Notes to Financial Statements are an integral part of this statement.

22  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31,	2010	2009
Operations
Investment income (loss) — net	$4,419,990	$3,764,536
Net realized gain (loss) on investments	16,114,016	(20,240,622)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	7,424,601	53,518,263

Net increase (decrease) in net assets resulting from operations	27,958,607	37,042,177

Share transactions
Proceeds from sales	340,739	873,694
Payments for redemptions	(28,813,521)	(25,945,159)

Increase (decrease) in net assets from share transactions	(28,472,782)	(25,071,465)

Total increase (decrease) in net assets	(514,175)	11,970,712
Net assets at beginning of year	186,836,401	174,865,689

Net assets at end of year	$186,322,226	$186,836,401

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  23

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amount is calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any, and are not annualized for periods of less than one year.

	Year ended Dec. 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.55	$5.27	$10.30	$10.97	$11.14

Income from investment operations:
Net investment income (loss)	.17	.12	.17	.19	.17
Net gains (losses) (both realized and unrealized)	.93	1.16	(4.01)	.15	1.41

Total from investment operations	1.10	1.28	(3.84)	.34	1.58

Less distributions:
Dividends from net investment income	—	—	(.02)	(.17)	(.17)
Distributions from realized gains	—	—	(1.17)	(.84)	(1.58)

Total distributions	—	—	(1.19)	(1.01)	(1.75)

Net asset value, end of period	$7.65	$6.55	$5.27	$10.30	$10.97

Total return	16.76%	24.40%	(41.62% )	3.32%	15.79%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.45%	.44%	.48%	.48%	.45%

Net expenses after expense waiver/reimbursement(b)	.40%	.40%	.40%	.40%	.40%

Net investment income (loss)	2.44%	2.25%	2.07%	1.68%	1.63%

Supplemental data
Net assets, end of period (in millions)	$186	$187	$175	$365	$432

Portfolio turnover rate	109%	76%	103%	65%	73%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

24  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION

RiverSource Variable Portfolio — Core Equity Fund (the Fund) is a series of RiverSource Variable Series Trust (the Trust), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest (without par value).

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Trust’s Board of Trustees (the Board) generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  25

Notes to Financial Statements (continued)

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

26  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  27

Notes to Financial Statements (continued)

also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The market values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to equitize cash to maintain appropriate equity market exposure while keeping sufficient cash to

28  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Dec. 31, 2010

	Asset derivatives
	Statement of Assets and
Risk exposure category	Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on investments	$21,847	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  29

Notes to Financial Statements (continued)

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Equity contracts	$—	$264,384	$264,384

Foreign exchange contracts	(78)	—	$(78)

Total	$(78)	$264,384	$264,306

Change in unrealized appreciation (depreciation) on derivatives recognized in income
	Forward foreign
	currency exchange
Risk exposure category	contracts	Futures	Total
Equity contracts	$—	$30,411	$30,411

Foreign exchange contracts	—	—	$—

Total	$—	$30,411	$30,411

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $5,100 for the year ended Dec. 31, 2010.

Futures
The gross notional amount of long contracts outstanding was approximately $2.5 million at Dec. 31, 2010. The monthly average gross notional amount for long contracts was $1.9 million for the year ended Dec. 31, 2010. The fair value of such contracts at Dec. 31, 2010 is set forth in the table above.

4. EXPENSES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

30  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2010, other expenses paid to this company were $218.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the year ended Dec. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 0.40%. The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses indefinitely, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.40% of the Fund’s average daily net assets.

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $192,920,785 and $217,504,874, respectively, for the year ended Dec. 31, 2010. Realized gains and losses are determined on an identified cost basis.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  31

Notes to Financial Statements (continued)

6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated were as follows:

Year ended Dec. 31,	2010	2009
Sold	51,708	172,076
Redeemed	(4,210,511)	(4,840,919)

Net increase (decrease)	(4,158,803)	(4,668,843)

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2010, securities valued at $15,905,787 were on loan, secured by cash collateral of $16,286,147 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $27,592 earned from securities lending for the year ended Dec. 31, 2010 is

32  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $24,973,909 and $24,154,087, respectively, for the year ended Dec. 31, 2010. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Dec. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  33

Notes to Financial Statements (continued)

upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended Dec. 31, 2010.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

11.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in

34  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  35

Notes to Financial Statements (continued)

adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

36  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
RiverSource Variable Portfolio — Core Equity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Variable Portfolio — Core Equity Fund (the Fund) (one of the portfolios constituting the RiverSource Variable Series Trust) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT  37

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Variable Portfolio — Core Equity Fund of the RiverSource Variable Series Trust at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2011

38  RIVERSOURCE VARIABLE PORTFOLIO — CORE EQUITY FUND — 2010 ANNUAL REPORT

Portfolio of Investments

Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (89.4%)
Issuer	Shares		Value(a)

Aerospace & Defense (0.7%)
General Dynamics Corp.	600		$42,576

Application Software (20.4%)
Aspen Technology, Inc.	5,468	(b)	69,444
JDA Software Group, Inc.	3,300	(b)	92,400
Longtop Financial Technologies Ltd., ADR	1,500	(b,c,d)	54,270
Mentor Graphics Corp.	3,295	(b,d)	39,540
Micro Focus International PLC	18,128	(c)	109,874
NICE Systems Ltd., ADR	2,600	(b,c)	90,740
Nuance Communications, Inc.	9,200	(b,d)	167,256
Parametric Technology Corp.	9,400	(b)	211,782
Synopsys, Inc.	11,300	(b)	304,084
Taleo Corp., Class A	500	(b)	13,825
Temenos Group AG	1,300	(b,c)	54,143

Total	1,207,358

Communications Equipment (5.1%)
Cisco Systems, Inc.	4,500	(b)	91,035
QUALCOMM, Inc.	3,300		163,317
ZTE Corp., Series H	12,200	(c,d)	48,505

Total	302,857

Computers & Peripherals (12.3%)
Acer, Inc.	19,000	(c)	58,832
Apple, Inc.	1,000	(b)	322,561
Electronics for Imaging, Inc.	3,200	(b)	45,792
Hewlett-Packard Co.	4,900		206,290
NetApp, Inc.	300	(b)	16,488
Toshiba Corp.	9,400	(c)	51,035
Wistron Corp.	14,000	(c)	28,579

Total	729,577

Electrical Equipment (1.2%)
Nidec Corp.	700	(c)	70,610

Electronic Equipment, Instruments & Components (2.9%)
Avnet, Inc.	1,500	(b)	49,544
Elster Group SE, ADR	854	(b,c,d)	14,433
Kyocera Corp.	400	(c)	40,654
Tripod Technology Corp.	5,000	(c)	20,448
Unimicron Technology Corp.	25,000	(c)	48,801

Total	173,880

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	1,200		60,744

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.	200	(b)	36,000

Internet Software & Services (6.6%)
Baidu, Inc., ADR	800	(b,c)	77,224
Equinix, Inc.	293	(b)	23,809
Google, Inc., Class A	200	(b)	118,794
Netease.com, ADR	700	(b,c)	25,305
Open Text Corp.	2,145	(b,c)	98,799
SciQuest, Inc.	1,049	(b)	13,647
VeriSign, Inc.	1,100		35,937

Total	393,515

IT Services (7.1%)
Amdocs Ltd.	9,200	(b,c)	252,724
Atos Origin SA	600	(b,c)	31,955
Camelot Information Systems, Inc., ADR	1,000	(b,c,d)	23,920
Rolta India Ltd.	25,100	(c)	86,867
Xchanging PLC	11,800	(c)	23,092

Total	418,558

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	1,100	(b)	60,896

Office Electronics (3.1%)
Canon, Inc.	1,100	(c)	56,523

See accompanying Notes to Portfolio of Investments.

14  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Office Electronics (cont.)
Konica Minolta Holdings, Inc.	2,000	(c)	$20,678
Xerox Corp.	9,200		105,984

Total	183,185

Semiconductors & Semiconductor Equipment (9.4%)
Amkor Technology, Inc.	2,500	(b,d)	18,475
ASML Holding NV	1,300	(c)	49,842
Atheros Communications, Inc.	900	(b,d)	32,328
Intel Corp.	4,800		100,944
KLA-Tencor Corp.	1,400		54,096
Lam Research Corp.	1,100	(b,d)	56,958
Marvell Technology Group Ltd.	4,100	(b,c)	76,055
Novellus Systems, Inc.	2,800	(b)	90,496
ON Semiconductor Corp.	1,900	(b)	18,772
Samsung Electronics Co., Ltd.	38	(c)	31,997
Shinko Electric Industries Co., Ltd.	2,200	(c)	24,554

Total	554,517

Systems Software (17.6%)
3i Infotech Ltd.	14,400	(c)	19,264
BMC Software, Inc.	4,600	(b)	216,844
Check Point Software Technologies Ltd.	5,421	(b,c,d)	250,775
McAfee, Inc.	300	(b)	13,893
Microsoft Corp.	7,600		212,192
Oracle Corp.	3,800		118,940
Symantec Corp.	12,800	(b)	214,272

Total	1,046,180

Wireless Telecommunication Services (0.4%)
China Mobile Ltd.	2,500	(c)	24,833

Total Common Stocks
(Cost: $4,536,766) $5,305,286

Money Market Fund (11.9%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	706,843	(f)	$706,843

Total Money Market Fund
(Cost: $706,843) $706,843

Investments of Cash Collateral Received
for Securities on Loan (11.3%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(e)
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$673,542	0.170%	$673,533	$673,533

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $673,533)			$673,533

Total Investments in Securities
(Cost: $5,917,142)(g)			$6,685,662

See accompanying Notes to Portfolio of Investments.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  15

Portfolio of Investments (continued)

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at Dec. 31, 2010.

Percentage of
Country	net assets
Bermuda	1.3%
Canada	1.7
China	2.9
France	0.5
Germany	0.2
Guernsey	4.3
Hong Kong	1.3
India	1.8
Israel	5.8
Japan	4.5
Netherlands	0.8
South Korea	0.5
Switzerland	0.9
Taiwan	2.6
United Kingdom	2.3

Total Foreign Securities*	31.4%

United States	81.2%

*	Amount shown does not include companies based in the U.S. that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S. If such companies were included, Total Foreign Securities would be greater than 40%.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.
(b)	Non-income producing.
(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 31.43% of net assets.
(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.
(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

16  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

Goldman Sachs & Co. (0.170%)
Security description	Value(a)
Government National Mortgage Association	$687,003

Total market value of collateral securities	$687,003

(f)	Affiliated Money Market Fund – See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.
(g)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was $5,950,639 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$849,721
Unrealized depreciation	(114,698)

Net unrealized appreciation	$735,023

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

18  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Application Software	$1,043,341	$164,017	$—	$1,207,358
Communications Equipment	254,352	48,505	—	302,857
Computers & Peripherals	591,131	138,446	—	729,577
Electrical Equipment	—	70,610	—	70,610
Electronic Equipment, Instruments & Components	63,977	109,903	—	173,880
IT Services	276,644	141,914	—	418,558
Office Electronics	105,984	77,201	—	183,185
Semiconductors & Semiconductor Equipment	497,966	56,551	—	554,517
Systems Software	1,026,916	19,264	—	1,046,180
Wireless Telecommunication Services	—	24,833	—	24,833
All Other Industries	593,731	—	—	593,731

Total Equity Securities	4,454,042	851,244	—	5,305,286

Other
Affiliated Money Market Fund(c)	706,843	—	—	706,843
Investments of Cash Collateral Received for Securities on Loan	—	673,533	—	673,533

Total Other	706,843	673,533	—	1,380,376

Total	$5,160,885	$1,524,777	$—	$6,685,662

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

20  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Statement of Assets and Liabilities
Dec. 31, 2010

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $4,536,766)	5,305,286
Affiliated money market fund (identified cost $706,843)	706,843
Investments of cash collateral received for securities on loan Repurchase agreements (identified cost $673,533)	673,533

Total investments in securities (identified cost $5,917,142)	6,685,662
Receivable from Investment Manager	9,936
Capital shares receivable	5,801
Dividends and accrued interest receivable	1,735
Receivable for investment securities sold	3,737

Total assets	6,706,871

Liabilities
Capital shares payable	47,318
Payable upon return of securities loaned	673,533
Accrued investment management services fees	4,819
Accrued distribution fees	404
Accrued transfer agency fees	304
Accrued administrative services fees	406
Other accrued expenses	44,405

Total liabilities	771,189

Net assets applicable to outstanding capital stock	$5,935,682

Represented by
Capital stock — $.001 par value	$289
Additional paid-in capital	6,174,224
Excess of distributions over net investment income	(186)
Accumulated net realized gain (loss)	(1,007,178)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	768,533

Total — representing net assets applicable to outstanding capital stock	$5,935,682

*Value of securities on loan	$638,366

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class 1	$4,053,108	195,882	$20.69
Class 2	$1,882,574	92,737	$20.30

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  21

Statement of Operations
Year ended Dec. 31, 2010

Investment income
Income:
Dividends	41,063
Interest	4
Income distributions from affiliated money market fund	785
Income from securities lending — net	577
Foreign taxes withheld	(1,478)

Total income	40,951

Expenses:
Investment management services fees	53,461
Distribution fees — Class 2	4,454
Transfer agency fees
Class 1	2,330
Class 2	1,078
Administrative services fees	4,502
Compensation of board members	161
Custodian fees	18,604
Printing and postage	21,840
Professional fees	54,343
Other	2,393

Total expenses	163,166
Expenses waived/reimbursed by the Investment Manager and its affiliates	(84,193)

Total net expenses	78,973

Investment income (loss) — net	(38,022)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	823,907
Foreign currency transactions	2,522

Net realized gain (loss) on investments	826,429
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(31,046)

Net gain (loss) on investments and foreign currencies	795,383

Net increase (decrease) in net assets resulting from operations	$757,361

The accompanying Notes to Financial Statements are an integral part of this statement.

22  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31,	2010	2009
Operations
Investment income (loss) — net	$(38,022)	$(73,474)
Net realized gain (loss) on investments	826,429	7,247
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	(31,046)	2,466,138

Net increase (decrease) in net assets resulting from operations	757,361	2,399,911

Capital share transactions
Proceeds from sales
Class 1 shares	146,175	160,070
Class 2 shares	667,753	1,486,640
Payments for redemptions
Class 1 shares	(672,195)	(485,495)
Class 2 shares	(1,355,580)	(1,081,794)

Increase (decrease) in net assets from capital share transactions	(1,213,847)	79,421

Total increase (decrease) in net assets	(456,486)	2,479,332
Net assets at beginning of year	6,392,168	3,912,836

Net assets at end of year	$5,935,682	$6,392,168

Excess of distributions over net investment income	$(186)	$(135)

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  23

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Year ended Dec. 31,
Per share data	2010		2009		2008	2007		2006
Net asset value, beginning of period	$17.91		$11.03		$18.46	$15.99		$13.56

Income from investment operations:
Net investment income (loss)	(.10)		(.19)		(.21)	(.25)		(.20)
Net gains (losses) (both realized and unrealized)	2.88		7.07		(7.22)	2.72		2.63

Total from investment operations	2.78		6.88		(7.43)	2.47		2.43

Net asset value, end of period	$20.69		$17.91		$11.03	$18.46		$15.99

Total return	15.52%		62.38%		(40.25% )	15.45%		17.92%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.84%		3.86%		3.54%	3.04%		2.57%

Net expenses after expense waiver/reimbursement(b)	1.30%		1.90%		1.90%	1.90%		1.90%

Net investment income (loss)	(.57%	)	(1.38%	)	(1.38% )	(1.44%	)	(1.37%	)

Supplemental data
Net assets, end of period (in millions)	$4		$4		$3	$6		$6

Portfolio turnover rate	96%		153%		161%	198%		205%

See accompanying Notes to Financial Highlights.

24  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Class 2	Year ended Dec. 31,
Per share data	2010		2009		2008	2007		2006
Net asset value, beginning of period	$17.64		$10.88		$18.25	$15.83		$13.45

Income from investment operations:
Net investment income (loss)	(.16)		(.23)		(.24)	(.28)		(.22)
Net gains (losses) (both realized and unrealized)	2.82		6.99		(7.13)	2.70		2.60

Total from investment operations	2.66		6.76		(7.37)	2.42		2.38

Net asset value, end of period	$20.30		$17.64		$10.88	$18.25		$15.83

Total return	15.08%		62.13%		(40.38% )	15.29%		17.69%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	3.03%		3.79%		3.71%	3.19%		2.72%

Net expenses after expense waiver/reimbursement(b)	1.62%		2.15%		2.07%	2.05%		2.05%

Net investment income (loss)	(.91%	)	(1.60%	)	(1.55% )	(1.59%	)	(1.52%	)

Supplemental data
Net assets, end of period (in millions)	$2		$2		$1	$3		$2

Portfolio turnover rate	96%		153%		161%	198%		205%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  25

Notes to Financial Statements

1.	ORGANIZATION

Seligman Global Technology Portfolio (the Fund) is a series of Seligman Portfolios, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 100 million authorized shares of capital stock.

The Fund offers Class 1 and Class 2 shares, which are provided as an investment medium for variable annuity contracts and life insurance policies offered by various insurance companies.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

You may not buy (nor will you own) shares of the Fund directly. Shares of the Fund are offered to various life insurance companies and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the

26  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Corporation’s Board of Directors (the Board) generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency exchange contracts are market-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  27

Notes to Financial Statements (continued)

translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed annually, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal

28  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  29

Notes to Financial Statements (continued)

fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Dec. 31, 2010
At Dec. 31, 2010, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the year ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
Risk exposure category	currency contracts
Foreign exchange contracts	$(2,139)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
Risk exposure category	currency contracts
Foreign exchange contracts	$—

30  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The monthly average gross notional amount for these contracts was $30,000 for the year ended Dec. 31, 2010.

4.	EXPENSES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held, or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s assets increase. The management fee for the year ended Dec. 31, 2010 was 0.95% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the year ended Dec. 31, 2010 was 0.08% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2010, other expenses paid to this company were $8.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  31

Notes to Financial Statements (continued)

Transfer agency fees
Under a Transfer Agency and Servicing Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) maintains shareholder accounts and records. The Fund paid the Transfer Agent an annual rate of 0.06% of the Fund’s average daily net assets.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the year ended Dec. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class 1	1.30%
Class 2	1.62

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class 1	$22
Class 2	9

The management fees and other Fund level expenses waived/reimbursed were $84,162.

Under an agreement which was effective until April 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class 1	1.90%
Class 2	2.15

32  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Effective May 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class or class’ average daily net assets:

Class 1	0.99%
Class 2	1.24

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $5,040,579 and $6,813,227, respectively, for the year ended Dec. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

Year ended Dec. 31,	2010	2009
Class 1
Sold	8,011	10,315
Redeemed	(36,665)	(35,557)

Net increase (decrease)	(28,654)	(25,242)

Class 2
Sold	35,013	99,079
Redeemed	(76,691)	(71,169)

Net increase (decrease)	(41,678)	27,910

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  33

Notes to Financial Statements (continued)

Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2010, securities valued at $638,366 were on loan, secured by cash collateral of $673,533 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $577 earned from securities lending for the year ended Dec. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $4,247,260 and $3,691,955, respectively, for the year ended Dec. 31, 2010. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Dec. 31, 2010, can be found in the Portfolio of Investments.

34  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $37,971 and accumulated net realized loss has been decreased by $4,143,456 resulting in a net reclassification adjustment to decrease paid-in capital by $4,181,427.

For the years ended Dec. 31, 2010 and 2009, there were no distributions.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  35

Notes to Financial Statements (continued)

At Dec. 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed accumulated long-term gain	$—
Accumulated realized loss	$(973,681)
Unrealized appreciation (depreciation)	$734,850

For federal income tax purposes, the Fund had a capital loss carry-over of $973,681 at Dec. 31, 2010, that if not offset by capital gains will expire as follows:

2011	2016	2017

$108,762	$544,777	$320,142

For the year ended Dec. 31, 2010, $795,528 of capital loss carry-over was utilized and $4,145,978 expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign/emerging markets risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Technology and Technology-Related Investment Risk
The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

12.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

36  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

13.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  37

Notes to Financial Statements (continued)

violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of Ameriprise Financial.

38  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Seligman Global Technology Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Global Technology Portfolio (the Fund) (one of the portfolios constituting the Seligman Portfolios, Inc.) as of December 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 19, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT  39

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of Seligman Global Technology Portfolio of the Seligman Portfolios, Inc. at December 31, 2010, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 17, 2011

40  SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO — 2010 ANNUAL REPORT

PART C. OTHER INFORMATION
Item 28. Exhibits

(a)(1)	Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a)(1) to Registrant’s Registration Statement No. 333-146374 is incorporated by reference.

(a)(2)	Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3)	Amendment No. 3 to the Agreement and Declaration of Trust effective Jan. 8, 2009 filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(4)	Amendment No. 4 to the Agreement and Declaration of Trust effective Jan. 14, 2010, filed electronically on or about April 14, 2010 as Exhibit (a)(4) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(5)	Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(6)	Amendment No. 6 to the Agreement and Declaration of Trust effective Nov. 11, 2010, is filed electronically herewith as Exhibit (a)(6) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(a)(7)	Amendment No. 7 to the Agreement and Declaration of Trust effective January 13, 2011, is filed electronically herewith as Exhibit (a)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(b)	By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant’s Registration Statement No. 333-146374 are incorporated by reference.

(c)	Stock Certificate: Not applicable.

(d)(1)	Investment Management Services Agreement, dated March 1, 2011, amended and restated March 7, 2011, between Columbia Management Investment Advisers, LLC and Registrant, is filed herewith as Exhibit (d)(1) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(d)(2)	Form of Subadvisory Agreement between Columbia Management Investment Advisers, LLC, and a Subadviser filed electronically on or about April 14, 2010 as Exhibit (d)(2) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(3)	Subadvisory Agreement, dated June 11, 2008 between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(4)	Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited filed electronically on or about Dec. 29. 2009 as Exhibit (d)(4) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(5)	Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited is filed electronically herewith as Exhibit (d)(5) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(e)	Distribution Agreement between Registrant and Columbia Management Investment Distributors, Inc., dated Sept. 7, 2010, amended and restated March 11, 2011, is filed electronically herewith as Exhibit (e) to Registrant’s Post-Effective Amendment No.15 to Registration Statement No. 333-146374.

(f)	Deferred Compensation Plan, amended and restated Jan. 1, 2010, filed electronically on or about Jan. 26, 2011 as Exhibit (f) to RiverSource Tax-Exempt Series, Inc. Post-Effective Amendment No. 62 to Registration Statement No. 2-57328 is incorporated by reference.

(g)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1)	Administrative Services Agreement dated Jan. 1, 2011, amended and restated March 11, 2011 between Registrant and Columbia Management Investment Advisers, LLC, is filed electronically herewith as Exhibit (h)(1) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(h)(2)	Transfer and Dividend Disbursing Agent Agreement, dated Sept. 7, 2010, amended and restated March 11, 2011, between Registrant and Columbia Management Investment Services Corp., is filed electronically herewith as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(h)(3)	Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Columbia Management Investment Advisers, LLC, Ameriprise Financial, Inc., Columbia Management Investment Services Corp., Columbia Management Investment Distributors, Inc. and the Registrant filed electronically on or about April 29, 2010 as Exhibit (h)(4) to RiverSource Series Trust Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4)	License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and the Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5)	Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about Dec. 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6)	Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7)	Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8)	Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, now known as Columbia Funds Variable Series Trust II, a Massachusetts business trust, and between RiverSource Variable Portfolio — Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio — Diversified Bond Fund, a series of RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9)	Agreement and Plan of Reorganization, dated December 20, 2010, is filed electronically herewith as Exhibit (h)(9) to Registrant’s Post Effective Amendment No. 15 to Registration Statement No. 333-146374.

(h)(10)	Agreement and Plan of Redomiciling, dated December 20, 2010, is filed electronically herewith as exhibit (h)(10) to Registrant’s Post Effective Amendment No. 15 to Registration Statement No. 333-146374.

(i)	Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreement: Not Applicable.

(m)	Plan and Agreement of Distribution between Registrant and Columbia Management Investment Distributors, Inc., dated May 1, 2009, amended and restated March 11, 2011, is filed electronically herewith as Exhibit (m) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(n)	Rule 18f — 3(d) Plan, amended and restated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(o)	Reserved.

(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated May 1, 2010, filed electronically on or about May 27, 2010 as Exhibit (p)(2) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(p)(3)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Davis New York Venture Fund’s Subadviser Davis Selected Advisers, L.P., as amended effective Aug. 1, 2009, is filed electronically herewith as Exhibit (p)(3) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(4)	Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio — Partners Small Cap Value Funds’ Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio — Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5)	Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio — Small Cap Value Funds’ Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Dec. 31, 2009, is filed electronically herewith as Exhibit (p)(5) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(6)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Value Fund’s Subadviser River Road Asset Management, LLC, dated Jan 1, 2010, is filed electronically herewith as Exhibit (p)(6) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(7)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Value Fund’s Subadviser Denver Investment Advisors LLC effective Jan. 11, 2011, is filed electronically herewith as Exhibit (p)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(8)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Value Fund’s Subadviser Turner Investment Partners, Inc., dated March 1, 2008, filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9)	Code of Ethics, dated Nov. 30, 2009, adopted under Rule 17j-1, for Columbia Absolute Return Emerging Markets Macro, Columbia Asia Pacific ex-Japan Fund, Columbia Emerging Markets Opportunity, Columbia European Equity, Columbia Global Equity, Columbia Global Extended Alpha, Columbia Variable Portfolio — Emerging Markets Opportunity and Columbia Variable Portfolio — International Opportunity Funds’ Subadviser ,Threadneedle International Ltd., is filed electronically herewith as Exhibit (p)(9) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(10)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — American Century Diversified Bond Fund’s and Variable Portfolio — American Century Growth Fund’s Subadviser American Century Investment Management, Inc., dated Jan. 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(11)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Invesco International Growth Fund’s Subadviser Invesco Advisers, Inc., dated Jan. 1, 2010, filed electronically on or about April 14, 2010 as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Morgan Stanley Global Real Estate Fund’s Subadviser Morgan Stanley Investment Management Inc., dated Sept. 17, 2010, is filed electronically herewith as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(13)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — MFS Value Fund’s Subadviser Massachusetts Financial Services Company, dated Feb. 22, 2010, is filed electronically herewith as Exhibit (p)(13) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(14)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — J.P. Morgan Core Bond Fund’s Subadviser J.P. Morgan Investment Management Inc., dated Feb. 1, 2010, is filed electronically herewith as Exhibit (p)(14) to Registrant’s Post-Effective Amendment No. 15 o Registration Statement No. 333-146374.

(p)(15)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — NFJ Dividend Value Fund’s Subadviser NFJ Investment Group LLC, dated Oct. 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(16) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(16)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — PIMCO Mortgage-Backed Securities Fund’s Subadviser Pacific Investment Management Company, LLC, dated May 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(17) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(17)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s Subadviser TCW Investment Management Company, dated August 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(18)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s Subadviser The London Company dated, Dec. 9, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(19)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s and Variable Portfolio — Wells Fargo Short Duration Government Fund’s Subadviser Wells Capital Management Incorporated dated April 1, 2010, is filed electronically herewith as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(20)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Nuveen Winslow Large Cap Growth Fund’s Subadviser Winslow Capital Management, Inc., dated Jan. 1, 2011, is filed electronically herewith as

Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(21)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — AllianceBernstein International Value Fund’s Subadviser AllianceBernstein L.P., dated April 1, 2010, is filed electronically herewith as Exhibit (p)(21) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(22)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Mondrian International Small Cap Fund’s Subadviser Mondrian Investment Partners Limited, dated Jan. 1. 2007, filed electronically on or about April 14, 2010 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(23)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Marsico Growth Fund’s Subadviser Marsico Capital Management, LLC, dated Sept. 1, 2008, filed electronically on or about April 14, 2010 as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(24)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Eaton Vance Floating-Rate Income Fund’s Subadviser Eaton Vance Management, dated May, 15, 2010, is filed electronically herewith as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(25)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Columbia Wanger International Equities Fund and Columbia Wanger U.S. Equities Fund’s Subadviser Columbia Wanger Asset Management, LLC, dated March 12, 2010, is filed electronically herewith as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(26)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Goldman Sachs Mid Cap Value Fund’s Subadviser Goldman Sachs Asset Management, L.P., dated Jan, 15 2010, is filed electronically herewith as Exhibit (p)(26) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(27)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Jennison Mid Cap Growth Fund’s Subadviser Jennison Associates, LLC, dated June, 30 2010, is filed electronically herewith as Exhibit (p)(27) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(28)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Pyramis International Equity Fund’s Subadviser Pyramis Global Advisors, LLC, dated 2011, is filed electronically herewith as Exhibit (p)(28) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(q)	Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 6, 2010, filed electronically on or about April 14, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.
Item 29. Persons Controlled by or Under Common Control with Registrant:
Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, as sponsor of the funds in the fund family that includes the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), may make initial capital investments in funds in the Fund Family (seed accounts). Columbia Management also serves as investment manager of certain funds-of-funds in the Fund Family that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain funds in the Fund Family, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 30. Indemnification
The Declaration of Trust of the Registrant provides that the Registrant shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director/trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director/trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Registrant may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors/trustees or officers of the Registrant made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Registrant to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors/trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director/trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director/trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors/trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.
Item 31. Business and Other Connections of the Investment Adviser
To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, or AllianceBernstein L.P., the subadviser to Variable Portfolio (VP) — AllianceBernstein International Value Fund, American Century Investment Management, Inc., the subadviser to VP — American Century Diversified Bond Fund and VP — American Century Growth Fund, Columbia Wanger Asset Management LLC, the subadviser to VP — Columbia Wanger International Equities Fund and VP — Columbia Wanger U.S. Equities Fund, Davis Select Advisers, L.P., the subadviser to VP — Davis New York Venture Fund, Eaton Vance Management, the subadviser to VP — Eaton Vance Floating-Rate Income Fund, Goldman Sachs Asset Management, L.P. the subadviser to VP- Goldman Sachs Mid Cap Value Fund, Invesco Advisers, Inc., the subadviser to VP — Invesco International Growth Fund, J.P. Morgan Investment Management Inc., the subadiver to VP — J.P. Morgan Core Bond Fund, Jennison Associates LLC, the subadviser to VP — Jennison Mid Cap Growth Fund, Massachusetts Financial Services Company, the subadviser to VP - MFS Value Fund, Marsico Capital Management, LLC, the subadviser to VP — Marsico Growth Fund, Mondrian Investment Limited, the subadviser to VP — Mondrian International Small Cap Fund, Morgan Stanley Investment Management, Inc., the subadviser to VP- Morgan Stanley Global Real Estate Fund , NFJ Investment Group LLC the subadviser to VP — NFJ Dividend Value Fund, Winslow Capital Management, Inc. the subadviser to VP — Nuveen Winslow Large Cap Growth Fund, TCW Investment Management Company, The London Company of Virginia and Wells Capital Management Incorporated, the subadvisers to VP- Partners Small Cap Growth Fund, Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc. River Road Asset Management, LLC and Turner Investment Partners, Inc. the subadvisers to VP — Partners Small Cap Value Fund, Pacific Investment Management LLC, the subadviser to VP — PIMCO Mortgage Backed Securities Fund, Pyramis Global Advisors, LLC the subadviser to VP -Pyramis International Equity Fund, Threadneedle International Limited, the subadvisers to Columbia VP — Emerging Markets Opportunity Fund and Columbia VP — International Fund and Wells Capital Management Incorporated the subadviser to VP - Wells Fargo Short Duration Government Fund except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.
(a)	Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form

ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of CMIA held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

(b)	AllianceBernstein L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of AllianceBernstein L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by AllianceBernstein L.P. and is incorporated herein by reference. Information about the business of AllianceBernstein L.P. and the directors and principal executive officers of AllianceBernstein L.P. is also included in the Form ADV filed by AllianceBernstein L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-56720), which is incorporated herein by reference.

(c)	American Century Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of American Century Investment Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by American Century Investment Management, Inc. and is incorporated herein by reference. Information about the business of American Century Investment Management, Inc. and the directors and principal executive officers of American Century Investment Management, Inc. is also included in the Form ADV filed by American Century Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-8174), which is incorporated herein by reference.

(d)	Barrow, Hanley, Mewhinney & Strauss, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Barrow, Hanley, Mewhinney & Strauss, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc. and is incorporated herein by reference. Information about the business of Barrow, Hanley, Mewhinney & Strauss, Inc. and the directors and principal executive officers of Barrow, Hanley, Mewhinney & Strauss, Inc. is also included in the Form ADV filed by Barrow, Hanley, Mewhinney & Strauss, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-31237), which is incorporated herein by reference.

(e)	Columbia Wanger Asset Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Columbia Wanger Asset Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Columbia Wanger Asset Management, Inc. and is incorporated herein by reference. Information about the business of Columbia Wanger Asset Management, Inc. and the directors and principal executive officers of Columbia Wanger Asset Management, Inc. is also included in the Form ADV filed by Columbia Wanger Asset Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-41391), which is incorporated herein by reference.

(f)	Davis Selected Advisers, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Davis Selected Advisers, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Davis Selected Advisers, L.P. and is incorporated herein by reference. Information about the business of Davis Selected Advisers, L.P. and the directors and principal executive officers of Davis Selected Advisers, L.P. is also included in the Form ADV filed by Davis Selected Advisers, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-31648), which is incorporated herein by reference.

(g)	Denver Investment Advisors LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Denver Investment Advisors LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Denver Investment Advisors LLC and is incorporated herein by reference. Information about the business of Denver Investment Advisors LLC and the directors and principal executive officers of Denver Investment Advisors LLC is also included in the Form ADV filed by Denver Investment Advisors LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-47933), which is incorporated herein by reference.

(h)	Donald Smith & Co., Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Donald Smith & Co., Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Donald Smith & Co., Inc. and is incorporated herein by reference. Information about the business of Donald Smith & Co., Inc. and the directors and principal executive officers of Donald Smith & Co., Inc. is also included in the Form ADV filed by Donald Smith & Co., Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-10798), which is incorporated herein by reference.

(i)	Eaton Vance Management performs investment management services for the Registrant and certain other clients. Information regarding the business of Eaton Vance Management is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Eaton Vance Management and is incorporated herein by reference. Information about the business of Eaton Vance Management and the directors and principal executive officers of Eaton Vance Management is also included in the Form ADV filed by Eaton Vance Management with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15930), which is incorporated herein by reference.

(j)	Goldman Sachs Asset Management, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Goldman Sachs Asset Management, L.P. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Goldman Sachs Asset Management, L.P. and is incorporated herein by reference. Information about the business of Goldman Sachs Asset Management, L.P. and the directors and principal executive officers of Goldman Sachs Asset Management, L.P. is also included in the Form ADV filed by Goldman Sachs Asset Management, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37591), which is incorporated herein by reference.

(k)	Invesco Advisers, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Invesco Advisers, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Invesco Advisers, Inc. and is incorporated herein by reference. Information about the business of Invesco Advisers, Inc. and the directors and principal executive officers of Invesco Advisers Inc. is also included in the Form ADV filed by Invesco Advisers, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-33949), which is incorporated herein by reference.

(l)	J.P. Morgan Investment Management Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of J.P. Morgan Investment Management Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by J.P. Morgan Investment Management Inc. and is incorporated herein by reference. Information about the business of J.P. Morgan Investment Management Inc. and the directors and principal executive officers of J.P. Morgan Investment Management Inc. is also included in the Form ADV filed by J.P. Morgan Investment Management Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21011), which is incorporated herein by reference.

(m)	Jennison Associates LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Jennison Associates LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Jennison Associates LLC and is incorporated herein by reference. Information about the business of Jennison Associates LLC and the directors and principal executive officers of Jennison Associates LLC is also included in the Form ADV filed by Jennison

Associates LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-5608), which is incorporated herein by reference.

(n)	Marsico Capital Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Marsico Capital Management, LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Marsico Capital Management, LLC and is incorporated herein by reference. Information about the business of Marsico Capital Management, LLC and the directors and principal executive officers of Marsico Capital Management, LLC is also included in the Form ADV filed by Marsico Capital Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-54914), which is incorporated herein by reference.

(o)	Massachusetts Financial Services Company performs investment management services for the Registrant and certain other clients. Information regarding the business of Massachusetts Financial Services Company is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Massachusetts Financial Services Company and is incorporated herein by reference. Information about the business of Massachusetts Financial Services Company and the directors and principal executive officers of Massachusetts Financial Services Company is also included in the Form ADV filed by Massachusetts Financial Services Company with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-17352), which is incorporated herein by reference.

(p)	Mondrian Investment Partners Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of Mondrian Investment Partners Limited is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Mondrian Investment Partners Limited and is incorporated herein by reference. Information about the business of Mondrian Investment Partners Limited and the directors and principal executive officers of Mondrian Investment Partners Limited is also included in the Form ADV filed by Mondrian Investment Partners Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37702), which is incorporated herein by reference.

(q)	Morgan Stanley Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Morgan Stanley Investment Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Morgan Stanley Investment Management, Inc. and is incorporated herein by reference. Information about the business of Morgan Stanley Investment Management, Inc. and the directors and principal executive officers of Morgan Stanley Investment Management, Inc. is also included in the Form ADV filed by Morgan Stanley Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15757), which is incorporated herein by reference.

(r)	NFJ Investment Group LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of NFJ Investment Group LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by NFJ Investment Group LLC and is incorporated herein by reference. Information about the business of NFJ Investment Group LLC and the directors and principal executive officers of NFJ Investment Group LLC is also included in the Form ADV filed by NFJ Investment Group LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-47940), which is incorporated herein by reference.

(r)	Pacific Investment Management Company LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Pacific Investment Management Company LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pacific Investment Management Company LLC and is incorporated herein by reference. Information about the business of Pacific Investment Management Company LLC and the directors and principal executive officers of Pacific Investment Management Company LLC is also included in the Form ADV filed by Pacific Investment Management Company LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-48187), which is incorporated herein by reference.

(s)	Pyramis Global Advisors, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Pyramis Global Advisors, LLC set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pyramis Global Advisors, LLC and is incorporated herein by reference. Information about the business of Pyramis Global Advisors, LLC and the directors and principal executive officers of Pyramis Global Advisors, LLC is also included in the Form ADV filed by Pyramis Global Advisors, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63658), which is incorporated herein by reference.

(t)	River Road Asset Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of River Road Asset Management, LLC set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by River Road Asset Management, LLC and is incorporated herein by reference. Information about the business of River Road Asset Management, LLC and the directors and principal executive officers of River Road Asset Management, LLC is also included in the Form ADV filed by River Road Asset Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-64175), which is incorporated herein by reference.

(u)	TCW Investment Management Company performs investment management services for the Registrant and certain other clients. Information regarding the business of TCW Investment Management Company set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by TCW Investment Management Company and is incorporated herein by reference. Information about the business of TCW Investment Management Company and the directors and principal executive officers of TCW Investment Management Company is also included in the Form ADV filed by TCW Investment Management Company with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-29075), which is incorporated herein by reference.

(v)	The London Company of Virginia performs investment management services for the Registrant and certain other clients. Information regarding the business of The London Company of Virginia set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by The London Company of Virginia and is incorporated herein by reference. Information about the business of The London Company of Virginia and the directors and principal executive officers of The London Company of Virginia is also included in the Form ADV filed by The London Company of Virginia with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-46604), which is incorporated herein by reference.

(w)	Threadneedle International Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of Threadneedle International Limited set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Threadneedle International Limited and is incorporated herein by reference. Information about the business of Threadneedle International Limited and the directors and principal executive officers of Threadneedle International Limited is also included in the Form ADV filed by Threadneedle International Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63196), which is incorporated herein by reference.

(x)	Turner Investment Partners, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Turner Investment Partners, Inc. set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Turner Investment Partners, Inc. and is incorporated herein by reference. Information about the business of Turner Investment Partners, Inc. and the directors and principal executive officers of Turner Investment Partners, Inc. is also included in the Form ADV filed by Turner Investment Partners, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-36220), which is incorporated herein by reference.

(y)	Wells Capital Management Incorporated performs investment management services for the Registrant and certain other clients. Information regarding the business of Wells Capital Management Incorporated set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Wells Capital Management Incorporated and is incorporated herein by reference. Information about the business of Wells Capital Management Incorporated and the directors and principal executive officers of Wells Capital Management Incorporated is also included in the Form ADV filed by Wells Capital Management Incorporated with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21122), which is incorporated herein by reference.

(z)	Winslow Capital Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Winslow Capital Management, Inc. set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Winslow Capital Management, Inc. and is incorporated herein by reference. Information about the business of Winslow Capital Management, Inc. and the directors and principal executive officers of Winslow Capital Management, Inc. is also included in the Form ADV filed by Winslow Capital Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-41316), which is incorporated herein by reference.
Item 32. Principal Underwriter
(a)	Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; Columbia Government Money Market Fund, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Capital Fund, Inc.; Columbia Seligman Communications and Information Fund, Inc.; Columbia Frontier Fund, Inc., Seligman Growth Fund, Inc.; Seligman Global Fund Series; Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal	Position and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant
William F. Truscott	Director (Chairman)	Board Member, Vice President
Michael A. Jones	Director; President	Vice President
Beth Ann Brown	Director; Senior Vice President
Amy Unckless	Director; Chief Administrative Officer	None
Jeffrey F. Peters	Senior Vice President	None
Dave K. Stewart	Chief Financial Officer	None
Scott Roane Plummer	Vice President, Chief Counsel and Assistant Secretary	Vice President, Secretary and General Counsel
Stephen O. Buff	Vice President, Chief Compliance Officer	None
Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None

Name and Principal	Position and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant
Brian Walsh	Vice President, Strategic Relations	None
Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None
Thomas R. Moore	Secretary	None
Michael E. DeFao	Vice President and Assistant Secretary	None
Paul Goucher	Vice President and Assistant Secretary	Assistant Secretary
Tara Tilbury	Vice President and Assistant Secretary	Assistant Secretary
Nancy W. LeDonne	Vice President and Assistant Secretary	None
Ryan C. Larrenega	Vice President and Assistant Secretary	None
Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary
Christopher O. Petersen	Vice President and Assistant Secretary	Assistant Secretary
Eric T. Brandt	Vice President and Assistant Secretary	None
Neysa Alecu	Anti-Money Laundering Officer and Identity Theft Prevention Officer	Money Laundering Prevention Officer and Identity Theft Prevention Officer
Kevin Wasp	Ombudsman	None
Lee Faria	Conflicts Officer	None

*	The principal business address of Columbia Management Investment Distributors, Inc. is 225 Franklin Street, Boston MA 02110.
(c)	Not Applicable.
Item 33. Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:
•	Fund headquarters, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s subadvisers, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105;

•	American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111;

•	Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201;

•	Columbia Wanger Asset Management LLC, 227 West Monroe Street, Chicago, Illinois 60606;

•	Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706;

•	Denver Investment Advisors LLC, 1225 17th Street, 26th Floor, Denver, Colorado 80202;

•	Donald Smith & Co., Inc., 152 West 57th Street, 22nd Floor, New York, New York 10019;

•	Eaton Vance Management, Two International Place Boston, Massachusetts 02110;

•	Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282;

•	Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309;

•	J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017;

•	Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017;

•	Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado 80202;

•	Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116;

•	Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD;

•	Morgan Stanley Investment Management, Inc., 522 Fifth Avenue, New York, New York 10036;

•	NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas TX 75201;

•	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660;

•	Pyramis Global Advisors, LLC, 900 Salem Street, Smithfield, Rhode Island 02917;

•	River Road Asset Management, LLC, 462 South Fourth Street, Suite 1600 Louisville, Kentucky 40202;

•	TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017;

•	The London Company of Virginia, 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226;

•	Threadneedle International Limited, London EC3A 8JQ, United Kingdom;

•	Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312;

•	Wells Capital Management Incorporated, 525 Market Street, San Francisco, California 94105;

•	Winslow Capital Management, Inc, 4720 IDS Tower, 80 South Eighth Street, Minneapolis, MN 55402;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110; and

•	Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.
In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota and the City of Boston, and in the State of Massachusetts on the 27th day of April, 2011.

COLUMBIA FUNDS VARIABLE SERIES TRUST II
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2011.

Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)

/s/ Paul D. Pearson Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

/s/ John F. Maher* John F. Maher	Trustee

/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ William F. Truscott* William F. Truscott	Trustee

*	Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about April 14, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer
Scott R. Plummer

Contents of this Post-Effective Amendment No. 15 to Registration Statement
No. 333-146374
This Post-Effective Amendment contains the following papers and documents:
The facing sheet.
Part A.
The prospectus for:
Columbia Variable Portfolio — Balanced Fund
Columbia Variable Portfolio — Cash Management Fund
Columbia Variable Portfolio — Diversified Bond Fund
Columbia Variable Portfolio — Diversified Equity Income Fund
Columbia Variable Portfolio — Dynamic Equity Fund
Columbia Variable Portfolio — Emerging Markets Opportunity Fund
Columbia Variable Portfolio — Global Bond Fund
Columbia Variable Portfolio — Global Inflation Protected Securities Fund
Columbia Variable Portfolio — High Yield Bond Fund
Columbia Variable Portfolio — Income Opportunities Fund
Columbia Variable Portfolio — International Opportunity Fund
Columbia Variable Portfolio — Large Cap Growth Fund
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund
Columbia Variable Portfolio — S&P 500 Index Fund
Columbia Variable Portfolio — Select Large-Cap Value Fund
Columbia Variable Portfolio — Select Smaller-Cap Value Fund
Columbia Variable Portfolio — Short Duration U.S. Government Fund
Variable Portfolio — Davis New York Venture Fund
Variable Portfolio — Goldman Sachs Mid Cap Value Fund
Variable Portfolio — Partners Small Cap Value Fund
The prospectus for:
Columbia Variable Portfolio — Limited Duration Credit Fund
Variable Portfolio — Alliance Bernstein International Value Fund
Variable Portfolio — American Century Diversified Bond Fund
Variable Portfolio — American Century Growth Fund
Variable Portfolio — Columbia Wanger International Equities Fund
Variable Portfolio — Columbia Wanger U.S. Equities Fund
Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Variable Portfolio — Invesco International Growth Fund
Variable Portfolio — J.P. Morgan Core Bond Fund
Variable Portfolio — Jennison Mid Cap Growth Fund
Variable Portfolio — MFS Value Fund
Variable Portfolio — Marsico Growth Fund
Variable Portfolio — Mondrian International Small Cap Fund
Variable Portfolio — Morgan Stanley Global Real Estate Fund
Variable Portfolio — NFJ Dividend Value Fund
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
Variable Portfolio — Partners Small Cap Growth Fund
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
Variable Portfolio — Pyramis International Equity Fund
Variable Portfolio — Wells Fargo Short Duration Government Fund
The prospectus for:
Variable Portfolio —Conservative Portfolio
Variable Portfolio —Moderately Conservative Portfolio
Variable Portfolio —Moderate Portfolio
Variable Portfolio —Moderately Aggressive Portfolio
Variable Portfolio —Aggressive Portfolio

The prospectus for:
Columbia Variable Portfolio — Core Equity Fund
The prospectus for:
Columbia Variable Portfolio — Seligman Global Technology Fund
Part B.
The Statement of Additional Information for:
Columbia Variable Portfolio — Balanced Fund
Columbia Variable Portfolio — Cash Management Fund
Columbia Variable Portfolio — Core Equity Fund
Columbia Variable Portfolio — Diversified Bond Fund
Columbia Variable Portfolio — Diversified Equity Income Fund
Columbia Variable Portfolio — Dynamic Equity Fund
Columbia Variable Portfolio — Emerging Markets Opportunity Fund
Columbia Variable Portfolio — Global Bond Fund
Columbia Variable Portfolio — Global Inflation Protected Securities Fund
Columbia Variable Portfolio — High Yield Bond Fund
Columbia Variable Portfolio — Income Opportunities Fund
Columbia Variable Portfolio — International Opportunity Fund
Columbia Variable Portfolio — Large Cap Growth Fund
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund
Columbia Variable Portfolio — S&P 500 Index Fund
Columbia Variable Portfolio — Select Large-Cap Value Fund
Columbia Variable Portfolio — Select Smaller-Cap Value Fun
Columbia Variable Portfolio — Seligman Global Technology Fund
Columbia Variable Portfolio — Short Duration U.S. Government Fund
Variable Portfolio — Davis New York Venture Fund
Variable Portfolio — Goldman Sachs Mid Cap Value Fund
Variable Portfolio — Partners Small Cap Value Fund
The Statement of Additional Information for:
Columbia Variable Portfolio — Limited Duration Credit Fund
Variable Portfolio — Alliance Bernstein International Value Fund
Variable Portfolio — American Century Diversified Bond Fund
Variable Portfolio — American Century Growth Fund
Variable Portfolio — Columbia Wanger International Equities Fund
Variable Portfolio — Columbia Wanger U.S. Equities Fund
Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Variable Portfolio — Invesco International Growth Fund
Variable Portfolio — J.P. Morgan Core Bond Fund
Variable Portfolio — Jennison Mid Cap Growth Fund
Variable Portfolio — MFS Value Fund
Variable Portfolio — Marsico Growth Fund
Variable Portfolio — Mondrian International Small Cap Fund
Variable Portfolio — Morgan Stanley Global Real Estate Fund
Variable Portfolio — NFJ Dividend Value Fund
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
Variable Portfolio — Partners Small Cap Growth Fund
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
Variable Portfolio — Pyramis International Equity Fund
Variable Portfolio — Wells Fargo Short Duration Government Fund
The Statement of Additional Information for:
Variable Portfolio —Conservative Portfolio
Variable Portfolio —Moderately Conservative Portfolio

Variable Portfolio —Moderate Portfolio
Variable Portfolio —Moderately Aggressive Portfolio
Variable Portfolio —Aggressive Portfolio
Financial Information.
Other information.
The signatures.

EXHIBIT INDEX

(a)(6)	Amendment No. 6 to the Agreement and Declaration of Trust effective Nov. 11, 2010.

(a)(7)	Amendment No. 7 to the Agreement and Declaration of Trust effective January 13, 2011.

(d)(1)	Investment Management Services Agreement, dated March 1, 2011, amended and restated March 7, 2011 between Columbia Management Investment Advisers, LLC and Registrant.

(d)(5)	Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited.

(e)	Distribution Agreement between Registrant and Columbia Management Investment Distributors, Inc., dated Sept. 7, 2010, amended and restated March 11, 2011.

(h)(1)	Administrative Services Agreement dated Jan. 1, 2011, amended and restated March 11, 2011 between Registrant and Columbia Management Investment Advisers, LLC.

(h)(2)	Transfer and Dividend Disbursing Agent Agreement, dated Sept. 7, 2010, amended and restated March 11, 2011 between Registrant and Columbia Management Investment Services Corp.

(h)(9)	Agreement and Plan of Reorganization, dated December 20, 2010.

(h)(10)	Agreement and Plan of Redomiciling, dated December 20, 2010.

(i)	Opinion and consent of counsel as to the legality of the securities being registered.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Plan and Agreement of Distribution between Registrant and Columbia Management Investment Distributors, Inc., dated May 1, 2009, amended and restated March 11, 2011.

(p)(3)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Davis New York Venture Fund’s Subadviser Davis Selected Advisers, L.P., as amended effective Aug. 1, 2009.

(p)(5)	Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio — Small Cap Value Funds’ Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Dec. 31, 2009.

(p)(6)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Value Fund’s Subadviser River Road Asset Management, LLC, dated Jan 1, 2010.

(p)(7)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Value Fund’s Subadviser Denver Investment Advisors LLC effective Jan. 11, 2011.

(p)(9)	Code of Ethics, dated Nov. 30, 2009, adopted under Rule 17j-1, for Columbia Absolute Return Emerging Markets Macro, Columbia Asia Pacific ex-Japan Fund, Columbia Emerging Markets Opportunity, Columbia European Equity, Columbia Global Equity, Columbia Global Extended Alpha, Columbia Variable Portfolio — Emerging Markets Opportunity and Columbia Variable Portfolio — International Opportunity Funds’ Subadviser, Threadneedle International Ltd.

(p)(12)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Morgan Stanley Global Real Estate Fund’s Subadviser Morgan Stanley Investment Management Inc., dated Sept. 17, 2010.

(p)(13)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — MFS Value Fund’s Subadviser Massachusetts Financial Services Company, dated Feb. 22, 2010.

(p)(14)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — J.P. Morgan Core Bond Fund’s Subadviser J.P. Morgan Investment Management Inc., dated Feb. 1, 2010.

(p)(19)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Partners Small Cap Growth Fund’s and Variable Portfolio — Wells Fargo Short Duration Government Fund’s Subadviser Wells Capital Management Incorporated dated April 1, 2010.

(p)(20)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Nuveen Winslow Large Cap Growth Fund’s Subadviser Winslow Capital Management, Inc., dated Jan. 1, 2011.

(p)(21)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — AllianceBernstein International Value Fund’s Subadviser AllianceBernstein L.P., dated April 1, 2010.

(p)(24)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Eaton Vance Floating-Rate Income Fund’s Subadviser Eaton Vance Management, dated May, 15, 2010.

(p)(25)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Columbia Wanger International Equities Fund and Columbia Wanger U.S. Equities Fund’s Subadviser Columbia Wanger Asset Management, LLC, dated March 12, 2010.

(p)(26)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Goldman Sachs Mid Cap Value Fund’s Subadviser Goldman Sachs Asset Management, L.P., dated Jan, 15 2010 is filed electronically herewith as Exhibit (p)(26) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374.

(p)(27)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Jennison Mid Cap Growth Fund’s Subadviser Jennison Associates, LLC, dated June, 30 2010.

(p)(28)	Code of Ethics adopted under Rule 17j-1 for Variable Portfolio — Pyramis International Equity Fund’s Subadviser Pyramis Global Advisors, LLC, dated 2011.